United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-4603

Thrivent Series Fund, Inc.
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of principal executive offices) (Zip code)

John D. Jackson, Secretary and Chief Legal Officer
Thrivent Series Fund, Inc.
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (612) 844-7190
Date of fiscal year end:  December 31
Date of reporting period:  June 30, 2023

Item 1. Report to Stockholders

(a)

A copy of the registrant’s report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”), as amended, is provided.

(b)

A form of the notice transmitted to shareholders in reliance on Rule 30e-3 under the Act is provided.

Item 2. Code of Ethics

Not applicable to semiannual report

Item 3. Audit Committee Financial Expert

Not applicable to semiannual report

Item 4. Principal Accountant Fees and Services

Not applicable to semiannual report

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)        Registrant’s Schedules of Investments are included in the report to shareholders filed under Item 1.

(b)        Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of directors implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures

(a)        Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)        There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

Item 13. Exhibits

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3)     Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4)     Change in the registrant’s independent public accountant: Not applicable.

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date:  August 29, 2023

Thrivent Series Fund, Inc.

By: /s/ Michael W. Kremenak
Michael W. Kremenak
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  August 29, 2023

By: /s/ Michael W. Kremenak

Michael W. Kremenak
President
(principal executive officer)

Date:  August 29, 2023                                                  By: /s/ Sarah L. Bergstrom

Sarah L. Bergstrom
Treasurer and Principal Accounting Officer
(principal financial officer)
Thrivent Series Funds, Inc.
Semiannual Report
June 30, 2023

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Table of Contents
Letter from the President 2
Letter from the Chief Investment Officer 3
Portfolio Perspectives
Thrivent Aggressive Allocation Portfolio 4
Thrivent All Cap Portfolio 5
Thrivent Balanced Income Plus Portfolio 6
Thrivent Diversified Income Plus Portfolio 7
Thrivent Emerging Markets Equity Portfolio 8
Thrivent ESG Index Portfolio 9
Thrivent Global Stock Portfolio 10
Thrivent Government Bond Portfolio 11
Thrivent Healthcare Portfolio 12
Thrivent High Yield Portfolio 13
Thrivent Income Portfolio 14
Thrivent International Allocation Portfolio 15
Thrivent International Index Portfolio 16
Thrivent Large Cap Growth Portfolio 17
Thrivent Large Cap Index Portfolio 18
Thrivent Large Cap Value Portfolio 19
Thrivent Limited Maturity Bond Portfolio 20
Thrivent Low Volatility Equity Portfolio 21
Thrivent Mid Cap Growth Portfolio 22
Thrivent Mid Cap Index Portfolio 23
Thrivent Mid Cap Stock Portfolio 24
Thrivent Mid Cap Value Portfolio 25
Thrivent Moderate Allocation Portfolio 26
Thrivent Moderately Aggressive Allocation Portfolio 27
Thrivent Moderately Conservative Allocation Portfolio 28
Thrivent Money Market Portfolio 29
Thrivent Multidimensional Income Portfolio 30
Thrivent Opportunity Income Plus Portfolio 31
Thrivent Real Estate Securities Portfolio 32
Thrivent Small Cap Growth Portfolio 33
Thrivent Small Cap Index Portfolio 34
Thrivent Small Cap Stock Portfolio 35
Shareholder Expense Example 36
Schedules of Investments
Thrivent Aggressive Allocation Portfolio 39
Thrivent All Cap Portfolio 53
Thrivent Balanced Income Plus Portfolio 56
Thrivent Diversified Income Plus Portfolio 93
Thrivent Emerging Markets Equity Portfolio 130
Thrivent ESG Index Portfolio 138
Thrivent Global Stock Portfolio 145
Thrivent Government Bond Portfolio 160
Thrivent Healthcare Portfolio 166
Thrivent High Yield Portfolio 169
Thrivent Income Portfolio 182
Thrivent International Allocation Portfolio 195
Thrivent International Index Portfolio 211
Thrivent Large Cap Growth Portfolio 222
Thrivent Large Cap Index Portfolio 224
Thrivent Large Cap Value Portfolio 232
Thrivent Limited Maturity Bond Portfolio 235
Thrivent Low Volatility Equity Portfolio 248
Thrivent Mid Cap Growth Portfolio 253
Thrivent Mid Cap Index Portfolio 256
Thrivent Mid Cap Stock Portfolio 263
Thrivent Mid Cap Value Portfolio 266
Thrivent Moderate Allocation Portfolio 268
Thrivent Moderately Aggressive Allocation Portfolio 305
Thrivent Moderately Conservative Allocation Portfolio 343
Thrivent Money Market Portfolio 380
Thrivent Multidimensional Income Portfolio 383
Thrivent Opportunity Income Plus Portfolio 399
Thrivent Real Estate Securities Portfolio 431
Thrivent Small Cap Growth Portfolio 435
Thrivent Small Cap Index Portfolio 438
Thrivent Small Cap Stock Portfolio 447
Statement of Assets and Liabilities 450
Statement of Operations 456
Statement of Changes in Net Assets 462
Notes to Financial Statements 473
Financial Highlights 494
Additional Information 506

2
Dear Shareholder:

We are writing this letter together to focus on the leadership transition earlier this year between the two of us and how it reflects our long-standing approach to talent development and succession planning at Thrivent Series Fund, Inc. (the “Funds”).
In February, the Funds’ Board of Directors appointed Mike as
President of the Funds, succeeding David, who had held that role since 2015. David will continue serving as Chief Investment Officer of the Funds and Thrivent. In September 2022, David also assumed the role of Chief Financial Officer of Thrivent. Mike has served various roles with the Funds since 2013, most recently as Senior
Vice President and Trustee of the Funds. We have worked closely together over the past decade and will continue to do so and are aligned on what we need to do to continue to earn your trust as a shareholder.
We believe that attracting, retaining, and developing talent is key for the Funds to provide strong long-term performance to our shareholders. We take a thoughtful and deliberate approach to succession planning. For example, over the past several years when our Chief Investment Officer, Chief Investment Strategist, and
Head of Equities each retired, we were able to fill each role with a long-tenured Thrivent investment professional who was well-
prepared to step into the important leadership position. Making a seamless transition each time has enabled our investment team to stay focused on managing the Funds without the distractions of disruptive leadership changes.
In addition, some of our most successful Funds have utilized an apprenticeship model to develop the portfolio management team.
You may have seen an article by Morningstar at the end of 2022 that featured two of the portfolio managers for Thrivent Small Cap
Stock Portfolio: Matt Finn and Jim Tinucci. The article describes how Matt has served as a mentor for Jim, which has contributed to the strong long-term results that the Fund has provided to its shareholders.
We believe that our ability to attract talented individuals to our organization, develop that talent through strong teamwork with experienced colleagues, and retain such talent is a significant benefit to our shareholders.
This approach has enabled us to build a strong and experienced team that manages the Funds. More than 50 percent of our team of more than 125 investment professionals have at least two decades of investment experience. Of our 32 Funds, 29 have a portfolio manager with at least a decade of experience at Thrivent. This experienced and long-tenured team is well-suited to managing the
Funds through various market conditions.
Thank you for the trust you have placed in our team by investing in the Funds to help you achieve your financial goals. If you ever have questions about your financial goals, you may find it helpful to consult with your financial professional.
David S. Royal
Chief Investment Officer
Thrivent Asset Management
Michael Kremenak
President
Thrivent Series Fund, Inc.

3
Dear Shareholder:

After a significant decline in 2022, stocks regained their footing in the first half of 2023, despite the monetary tightening policies of the Federal Reserve (Fed). The S&P 500® posted a total return of 16.89% (including dividends) through the first six months of
2023, with technology-related stocks leading the way. (The S&P
500 is a market-cap-weighted index that represents the average performance of a group of 500 large capitalization stocks.)
The tech-heavy Nasdaq Index posted its best first half of a year since 1983, rising 31.73% since the close of 2022. (The Nasdaq –
National Association of Securities Dealers Automated Quotations
– is an electronic stock exchange with more than 3,300 company listings.)
Despite solid economic growth, and expectations for sustained inflation, the Fed paused in its path to higher rates in June. In
March, the Fed’s rate hike policy led to some turbulence in the banking industry. A few regional banks were forced to seek rescue financing or closure after facing heavy losses on their fixed-income holdings. As interest rates rose, the banks’ existing lower-interest bonds and mortgage-backed security holdings continued to
decline in market value, triggering the crisis.
Since then, the Fed still raised rates an additional 0.25% in both
March and May, bringing to 5.25% the total increase since it began raising rates in early 2022. While the Fed paused its hikes in June, it indicated that there would likely be more hikes ahead.
Economic Review
Despite still high levels of inflation, rising interest rates, ongoing geopolitical instability, and domestic bank failures, the strength of economic activity has been favorable for both the equity and corporate bond markets this year. A strong labor market, bolstering consumer confidence and consumption, was key throughout the
first half.
But there were also signs of weakness. Only 209,000 new jobs were added in June, according to the Department of Labor, which trailed expectations. It was the weakest month for job growth since
December 2020 during the pandemic, when 268,000 jobs were
lost.
Additionally, factory orders were weaker than expected in May at
0.3%, the same growth as in April, according to the Commerce
Department. And while consumption was steady through much
of the past six months, when adjusted for inflation, spending has actually softened. Meanwhile, the personal savings rate has continued to fall, with the latest data showing it near 4.6%, which is well below the long-term average near 9%, according to the Bureau of Economic Analysis.
On the positive side, the Consumer Price Index (CPI), a common gauge of inflation, fell in May to a 4% increase over the previous
12 months – the smallest 12-month increase since March 2021, according to the Bureau of Labor Statistics.
While Core CPI (which does not include the more volatile food and energy components) was higher, at 5.3% over the past 12 months, there were increasing signs that it too may be starting to slow.
Market Review
Technology stocks led the market rally through the opening six months of 2023, bolstered by enthusiasm for artificial intelligence
(AI). The Information Technology sector of the S&P 500 was up
42.77%, and Communication Services was up 36.24%, followed
by Consumer Discretionary, which rose 33.06%. No other sectors outperformed the S&P 500 over the quarter, although four sectors finished the first half of the year in negative territory, including
Utilities (down 5.69%), Energy (down 5.52%), Health Care (down
1.48%), and Financials (down 0.53%).
International stocks fared fairly well through June. The MSCI EAFE
Index, which tracks developed-economy stocks in Europe, Asia, and Australia, was up 9.66% through mid-2023.
In the bond market, after ebbing through the early months of 2023, the yield on 10-year U.S. Treasuries rebounded in the second quarter, ending June at 3.81% – just 0.07% below its 2022 closing rate. The rise in bond yields has been attributed to better-than-
expected economic growth. As interest rates rose, the Bloomberg
U.S. Aggregate Bond Index, which tracks the performance of U.S.
investment-grade bonds, fell 0.84% in the second quarter, but it was still up 2.09% year-to-date.
Our Outlook
In the equities market, we remain neutral in our broad equity positioning but are more cautious heading into 2024 (given the lagged impact of tight monetary policy) and would look to take advantage of significant further strength to lighten exposure. We are more optimistic about the long-term outlook for the technology-
related and small-cap sectors.
We expect economic growth to slow near the end of the year, with recently diminished but still significant odds of a recession in 2024.
We believe inflation has peaked but will remain high enough in the near term to compel the Fed to remain hawkish and impose further rate hikes.
In the bond market, we believe short-term bonds are still attractive for yield and relative stability. High-yield credit looks relatively expensive but is potentially suitable for long-term investors looking for yield. Longer-dated Treasuries could see lower yields as we get closer to year-end.
We encourage investors to stay focused on the longer-term
trends and – absent clarity – wait patiently for clearer signs of the economy’s direction as we maneuver through this economic cycle.
We would urge caution into 2024 in the equities market and would continue to favor higher quality issues within fixed-income.
As always, we thank you for the trust you have placed in our entire team of professionals at Thrivent.
David S. Royal
Chief Investment Officer
Thrivent Asset Management

Thrivent Aggressive Allocation Portfolio
David S. Royal, David R. Spangler, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers
Thrivent Aggressive Allocation Portfolio seeks long-term capital growth.
Investment in Thrivent Aggressive Allocation Portfolio involves risks including allocation, equity security, large cap, conflicts of interest, derivatives, emerging markets, foreign currency, foreign securities, growth investing, investment adviser, issuer, LIBOR, market, mid cap, other funds, quantitative investing, small cap, and value investing. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Large Cap 45.2%
Small Cap 14.8%
International 13.7%
Short-Term Investments 11.1%
Mid Cap 7.6%
Investment Grade Debt 3.7%
Multi-Cap 3.4%
High Yield 0.5%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent International Allocation Portfolio 7.1%
Thrivent Mid Cap Stock Portfolio 6.2%
Thrivent Large Cap Value Portfolio 5.0%
Thrivent Global Stock Portfolio 3.8%
Thrivent Small Cap Stock Portfolio 3.7%
Thrivent Core Low Volatility Equity Fund 3.5%
Thrivent Core Mid Cap Value Fund 3.0%
Thrivent Core International Equity Fund 2.5%
Thrivent Core Emerging Markets Equity Fund 2.2%
Microsoft Corporation 1.8%
These securities represent 38.8% of the total net
assets of the Fund.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.
Portfolio Composition excludes collateral held for securities loaned.
Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change.

Thrivent All Cap Portfolio
John T. Groton Jr., CFA, Matthew D. Finn, CFA, and Roger W. Norberg, Portfolio Co-Managers
Thrivent All Cap Portfolio seeks long-term growth of capital.
Investment in the Thrivent All Cap Portfolio involves risks including equity security, market, large cap, growth investing, investment adviser, issuer, mid cap, sector, small cap, and value investing. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 93.9%
Registered Investments
Companies 3.8%
Short-Term Investments 2.3%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Microsoft Corporation 5.7%
Apple, Inc. 4.8%
Alphabet, Inc., Class C 3.1%
Amazon.com, Inc. 2.5%
Meta Platforms, Inc. 1.6%
Applied Materials, Inc. 1.6%
Mastercard, Inc. 1.5%
Merck & Company, Inc. 1.5%
Philip Morris International, Inc. 1.4%
J.P. Morgan Chase & Company 1.3%
These securities represent 25.0% of the total
net assets of the Portfolio.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Major Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Major Market Sectors
(% of Net Assets)
Information Technology 23.2%
Health Care 14.6%
Financials 12.3%
Industrials 9.6%
Consumer Discretionary 9.5%
Consumer Staples 6.6%
Communications Services 5.5%
Materials 4.5%
U.S. Unaffiliated Registered
Investment Companies 3.8%
Energy 3.2%

Thrivent Balanced Income Plus Portfolio
Stephen D. Lowe, CFA, David R. Spangler, CFA, and Theron G. Whitehorn, CFA, Portfolio Co-Managers
Thrivent Balanced Income Plus Portfolio seeks long-term total return through a balance between income and the potential for long-term capital growth.
Investment in Thrivent Balanced Income Plus Portfolio involves risks including equity security, interest rate, credit, allocation, conflicts of interest, derivatives, emerging markets, foreign currency, foreign securities, high yield, investment adviser, issuer, large cap, leveraged loan, LIBOR, liquidity, market, mortgage-backed and other asset-backed securities, other funds, portfolio turnover rate, prepayment, quantitative investing, and sovereign debt. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Long-Term Fixed Income 41.9%
Common Stock 30.4%
Registered Investment
Companies 13.4%
Short-Term Investments 7.9%
Bank Loans 5.6%
Preferred Stock 0.8%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Core International Equity Fund 7.3%
Thrivent Core Emerging Markets Debt
Fund 5.6%
Microsoft Corporation 1.4%
U.S. Treasury Bonds 1.0%
Apple, Inc. 0.8%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 0.8%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 0.8%
Alphabet, Inc., Class C 0.8%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr. Pass
Through 0.7%
U.S. Treasury Notes 0.7%
These securities represent 19.9% of the total
net assets of the Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Major Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top Holdings are subject to change.
Major Market Sectors
(% of Net Assets)
U.S. Affiliated Registered
Investment Companies 12.9%
Mortgage-Backed Securities 12.6%
Financials 10.8%
Information Technology 9.2%
Consumer Discretionary 6.8%
Communications Services 4.6%
Consumer Staples 4.4%
Asset-Backed Securities 4.4%
Health Care 4.2%
Industrials 4.2%

Thrivent Diversified Income Plus Portfolio
David R. Spangler, CFA, Stephen D. Lowe, CFA, and Theron G. Whitehorn, CFA, Portfolio Co-Managers
Thrivent Diversified Income Plus Portfolio seeks to maximize income while maintaining prospects for capital appreciation.
Investment in Thrivent Diversified Income Plus Portfolio involves risks including interest rate, equity security, credit, allocation, conflicts of interest, derivatives, emerging markets, foreign currency, foreign securities, high yield, investment adviser, issuer, large cap, leveraged loan, LIBOR, liquidity, market, mortgage-backed and other asset-backed securities, other funds, portfolio turnover rate, preferred securities, prepayment, and quantitative investing. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Long-Term Fixed Income 61.0%
Common Stock 14.1%
Registered Investment
Companies 9.4%
Short-Term Investments 7.6%
Bank Loans 6.6%
Preferred Stock 1.3%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Debt
Fund 8.0%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 1.9%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr. Pass
Through 1.2%
U.S. Treasury Bonds 1.1%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 1.0%
Thrivent Core International Equity Fund 1.0%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 0.9%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 0.9%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 0.9%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 0.9%
These securities represent 17.8% of the total
net assets of the Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Major Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Major Market Sectors
(% of Net Assets)
Mortgage-Backed Securities 21.0%
Financials 11.2%
U.S. Affiliated Registered
Investment Companies 9.0%
Consumer Discretionary 6.7%
Information Technology 6.7%
Asset-Backed Securities 5.7%
Materials 4.9%
Collateralized Mortgage
Obligations 4.8%
Consumer Staples 4.8%
Communications Services 4.4%

Thrivent Emerging Markets Equity Portfolio
Noah J. Monsen, CFA, Jing Wang, CFA, and Nick Cai, CFA, FRM, CAIA, Portfolio Co-Managers
Thrivent Emerging Markets Equity Portfolio seeks long-term capital growth.
Investment in the Thrivent Emerging Markets Equity Portfolio involves risks including foreign securities, emerging markets, China, convertible securities, equity security, foreign currency, investment adviser, issuer, large cap, market, mid cap, preferred securities, sector, small cap, and technology-oriented companies. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 99.1%
Short-Term Investments 0.6%
Preferred Stock 0.3%
Total 100.0%
Top 10 Countries
(% of Net Assets)
Taiwan 16.1%
India 14.8%
Cayman Islands 14.6%
China 13.1%
South Korea 11.5%
Brazil 6.0%
Saudi Arabia 4.1%
South Africa 2.8%
Mexico 2.6%
Indonesia 2.5%
Investments in securities in these countries
represent 88.1% of the total net assets of the
Portfolio.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Major Market Sectors and Top 10 Countries exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Countries are subject to change.
Major Market Sectors
(% of Net Assets)
Information Technology 23.2%
Financials 19.2%
Consumer Discretionary 13.2%
Materials 10.5%
Communications Services 10.3%
Industrials 5.6%
Health Care 5.1%
Energy 4.3%
Consumer Staples 4.2%
Real Estate 2.4%

Thrivent ESG Index Portfolio
Brian W. Bomgren, CQF and Sharon Wang, CFA, FRM, Portfolio Co-Managers
Thrivent ESG Index Portfolio seeks to track the investment results of an index composed of companies selected by the index provider based on environmental, social and governance characteristics.
Investment in Thrivent ESG Index Portfolio involves risks including ESG investment strategy, equity security, ETF, futures contract, indexing strategy/
index tracking, issuer, large cap, market, mid cap, other funds, and sector. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 94.8%
Registered Investments
Companies 4.2%
Short-Term Investments 1.0%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Microsoft Corporation 11.0%
NVIDIA Corporation 4.8%
iShares MSCI KLD 400 Social ETF 4.2%
Tesla, Inc. 3.4%
Alphabet, Inc., Class A 3.2%
Alphabet, Inc., Class C 3.0%
Visa, Inc. 1.8%
Procter & Gamble Company 1.6%
Mastercard, Inc. 1.5%
Home Depot, Inc. 1.4%
These securities represent 35.9% of the total
net assets of the Portfolio.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Major Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Major Market Sectors
(% of Net Assets)
Information Technology 30.5%
Financials 11.3%
Health Care 10.7%
Consumer Discretionary 10.1%
Industrials 8.8%
Communications Services 8.2%
Consumer Staples 7.2%
U.S. Unaffiliated Registered
Investment Companies 4.2%
Real Estate 2.9%
Materials 2.6%

Thrivent Global Stock Portfolio
Kurt J. Lauber, CFA, Lauri A. Brunner, Noah J. Monsen, CFA, and David R. Spangler, CFA, Portfolio Co-Managers
Thrivent Global Stock Portfolio seeks long-term capital growth.
Investment in Thrivent Global Stock Portfolio involves risks including equity security, allocation, large cap, conflicts of interest, derivatives, emerging markets, foreign currency, foreign securities, futures contract, investment adviser, issuer, market, mid cap, other funds, quantitative investing, and small cap. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 75.9%
Short-Term Investments 18.6%
Registered Investments
Companies 5.4%
Preferred Stock 0.1%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Equity
Fund 2.7%
Microsoft Corporation 2.2%
Thrivent Core Small Cap Value Fund 2.0%
Alphabet, Inc., Class C 1.5%
Amazon.com, Inc. 1.0%
NVIDIA Corporation 1.0%
Apple, Inc. 0.8%
Meta Platforms, Inc. 0.8%
Cisco Systems, Inc. 0.7%
Walmart, Inc. 0.7%
These securities represent 13.4% of the total
net assets of the Portfolio.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Major Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Major Market Sectors
(% of Net Assets)
Information Technology 12.9%
Financials 12.1%
Health Care 10.7%
Industrials 9.6%
Consumer Discretionary 8.8%
Communications Services 4.8%
U.S. Affiliated Registered
Investment Companies 4.7%
Consumer Staples 4.5%
Materials 4.2%
Energy 4.1%

Thrivent Government Bond Portfolio
Kent L. White, CFA and Jon-Paul (JP) Gagne, Portfolio Co-Managers
Thrivent Government Bond Portfolio seeks total return, consistent with preservation of capital.
Investment in Thrivent Government Bond Portfolio involves risks including government securities, mortgage-backed and other asset-backed securities, inflation-linked security, derivatives, interest rate, investment adviser, LIBOR, liquidity, market, portfolio turnover rate, and sovereign debt. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 Holdings
(% of Net Assets)
U.S. Treasury Notes 6.1%
U.S. Treasury Notes 4.8%
U.S. Treasury Notes 3.9%
U.S. Treasury Bonds 3.9%
Government National Mortgage
Association Conventional 30-Yr. Pass
Through 3.6%
U.S. Treasury Bonds 3.5%
U.S. Treasury Bonds 2.9%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 2.6%
U.S. Treasury Notes 2.4%
Federal National Mortgage Association 2.4%
These securities represent 36.1% of the total
net assets of the Portfolio.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and S&P
have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent
Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Major Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned. Bond Quality Ratings
Distributions exclude collateral held for securities loaned. Quoted Bond Quality Ratings Distributions, Major Market Sectors, and Top 10 Holdings are
subject to change.
Major Market Sectors
(% of Net Assets)
U.S. Government & Agencies 40.7%
Mortgage-Backed Securities 29.4%
Collateralized Mortgage
Obligations 17.0%
Commercial Mortgage-
Backed Securities 6.6%
Asset-Backed Securities 5.3%

Thrivent Healthcare Portfolio
David E. Heupel, CFA, Portfolio Manager
Thrivent Healthcare Portfolio seeks long-term capital growth.
Investment in the Thrivent Healthcare Portfolio involves risks including healthcare industry, market, equity security, emerging markets, foreign currency, foreign securities, investment adviser, issuer, mid cap, and small cap. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 99.2%
Short-Term Investments 0.8%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Johnson & Johnson 8.9%
UnitedHealth Group, Inc. 8.6%
Merck & Company, Inc. 6.4%
Eli Lilly & Company 5.8%
Pfizer, Inc. 4.3%
Danaher Corporation 4.1%
Abbott Laboratories 3.9%
AbbVie, Inc. 3.8%
Elevance Health, Inc. 3.4%
Gilead Sciences, Inc. 3.1%
These securities represent 52.3% of the total
net assets of the Portfolio.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Major Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Major Market Sectors
(% of Net Assets)
Pharmaceuticals 30.2%
Health Care Equipment 18.8%
Biotechnology 13.7%
Managed Health Care 13.4%
Life Sciences Tools & Services 10.5%
Health Care Services 5.4%
Health Care Facilities 3.0%
Health Care Supplies 2.7%
Health Care Distributors 1.5%

Thrivent High Yield Portfolio
Paul J. Ocenasek, CFA and Paul S. Tommerdahl, CFA, Portfolio Co-Managers
Thrivent High Yield Portfolio seeks to achieve a higher level of income. The Portfolio will also consider growth of capital as a secondary objective.
Investment in Thrivent High Yield Portfolio involves risks including high yield, interest rate, credit, convertible securities, derivatives, foreign securities, investment adviser, leveraged loan, LIBOR, liquidity, market, other funds, and prepayment. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 Holdings
(% of Net Assets)
SPDR Bloomberg High Yield Bond ETF 3.7%
Sprint Corporation 0.9%
Herc Holdings, Inc. 0.6%
Drawbridge Special Opportunities
Fund, LP 0.6%
H&E Equipment Services, Inc. 0.6%
TransDigm, Inc. 0.6%
SS&C Technologies, Inc. 0.6%
Tenet Healthcare Corporation 0.5%
1011778 B.C., ULC/New Red Finance,
Inc. 0.5%
GFL Environmental, Inc. 0.5%
These securities represent 9.1% of the total net
assets of the Portfolio.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and S&P
have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent
Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Major Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned. Bond Quality Ratings
Distributions exclude collateral held for securities loaned. Quoted Bond Quality Ratings Distributions, Major Market Sectors, and Top 10 Holdings are
subject to change.
Major Market Sectors
(% of Net Assets)
Consumer Cyclical 17.6%
Communications Services 12.5%
Consumer Non-Cyclical 12.4%
Energy 12.2%
Capital Goods 11.8%
Financials 7.8%
Technology 6.1%
Basic Materials 5.5%
U.S. Unaffiliated Registered
Investment Companies 4.0%
Transportation 3.3%

Thrivent Income Portfolio
Kent L. White, CFA and Cortney L. Swensen, CFA, Portfolio Co-Managers
Thrivent Income Portfolio seeks a high level of income over the longer term while providing reasonable safety of capital.
Investment in Thrivent Income Portfolio involves risks including interest rate, credit, high yield, derivatives, emerging markets, financial sector, foreign securities, government securities, investment adviser, issuer, LIBOR, liquidity, market, and mortgage-backed and other asset-backed securities. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 Holdings
(% of Net Assets)
U.S. Treasury Bonds 1.6%
U.S. Treasury Bonds 1.5%
U.S. Treasury Bonds 0.8%
Cheniere Energy Partners, LP 0.5%
Goldman Sachs Group, Inc. 0.5%
Boeing Company 0.5%
Sound Point CLO XV, Ltd. 0.5%
Pfizer Investment Enterprises Pte , Ltd. 0.5%
UBS Group AG 0.4%
Sprint Capital Corporation 0.4%
These securities represent 7.2% of the total net
assets of the Portfolio.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and S&P
have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent
Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Major Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned. Bond Quality Ratings
Distributions exclude collateral held for securities loaned. Quoted Bond Quality Ratings Distributions, Major Market Sectors, and Top 10 Holdings are
subject to change.
Major Market Sectors
(% of Net Assets)
Financials 34.4%
Consumer Non-Cyclical 11.9%
Utilities 7.9%
Communications Services 7.4%
Energy 6.6%
Consumer Cyclical 6.1%
Capital Goods 5.2%
Technology 4.8%
U.S. Government & Agencies 4.6%
Transportation 3.3%

Thrivent International Allocation Portfolio
Noah J. Monsen, CFA, Brian W. Bomgren, CQF, Jing Wang, CFA, and Nick Cai, CFA, FRM, CAIA, Portfolio Co-Managers.
Thrivent International Allocation Portfolio seeks long-term capital growth.
Investment in Thrivent International Allocation Portfolio involves risks including allocation, equity security, foreign securities, derivatives, emerging markets, foreign currency, growth investing, investment adviser, issuer, large cap, market, mid cap, quantitative investing, small cap, and value investing.
A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 95.6%
Short-Term Investments 4.0%
Preferred Stock 0.3%
Long-Term Fixed Income 0.1%
Total 100.0%
Top 10 Countries
(% of Net Assets)
Japan 18.7%
United Kingdom 10.6%
Canada 8.1%
France 6.5%
Australia 6.4%
Switzerland 6.3%
Netherlands 5.7%
Germany 5.5%
Denmark 3.3%
Italy 2.9%
Investments in securities in these countries
represent 74.0% of the total net assets of the
Portfolio.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Major Market Sectors and Top 10 Countries exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Countries are subject to change.
Major Market Sectors
(% of Net Assets)
Financials 15.9%
Industrials 14.0%
Consumer Discretionary 13.1%
Health Care 11.8%
Information Technology 11.2%
Materials 9.2%
Consumer Staples 5.9%
Energy 5.3%
Communications Services 4.6%
Real Estate 2.3%

Thrivent International Index Portfolio
Brian W. Bomgren, CQF and Sharon Wang, CFA, FRM, Portfolio Co-Managers
Thrivent International Index Portfolio seeks total returns that track the performance of the MSCI EAFE Index.
Investment in Thrivent International Index Portfolio involves risks including equity security, foreign securities, foreign currency, futures contract, global indexing strategy/index tracking, issuer, large cap, market, and mid cap. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 95.4%
Short-Term Investments 4.3%
Preferred Stock 0.3%
Total 100.0%
Top 10 Countries
(% of Net Assets)
Japan 21.4%
United Kingdom 13.3%
France 10.9%
Switzerland 9.7%
Germany 8.1%
Australia 6.8%
Netherlands 5.9%
Denmark 2.9%
Sweden 2.9%
Spain 2.4%
Investments in securities in these countries
represent 84.3% of the total net assets of the
Portfolio.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Major Market Sectors and Top 10 Countries exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Countries are subject to change.
Major Market Sectors
(% of Net Assets)
Financials 17.5%
Industrials 15.5%
Health Care 12.5%
Consumer Discretionary 12.0%
Consumer Staples 9.6%
Information Technology 7.8%
Materials 7.1%
Energy 4.0%
Communications Services 3.9%
Utilities 3.3%

Thrivent Large Cap Growth Portfolio
Lauri A. Brunner and Jaimin Soni, Portfolio Co-Managers
Thrivent Large Cap Growth Portfolio seeks to achieve long-term growth of capital.
Investment in Thrivent Large Cap Growth Portfolio involves risks including large cap, growth investing, equity security, foreign securities, investment adviser, issuer, market, non-diversified, and technology-oriented companies. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 98.1%
Short-Term Investments 1.9%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Microsoft Corporation 10.2%
Alphabet, Inc., Class C 6.0%
Amazon.com, Inc. 6.0%
NVIDIA Corporation 5.5%
Apple, Inc. 4.6%
Mastercard, Inc. 3.1%
Meta Platforms, Inc. 2.9%
Tesla, Inc. 2.9%
UnitedHealth Group, Inc. 2.5%
ServiceNow, Inc. 2.5%
These securities represent 46.2% of the total
net assets of the Portfolio.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Major Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Major Market Sectors
(% of Net Assets)
Information Technology 34.4%
Consumer Discretionary 13.6%
Health Care 13.5%
Financials 11.8%
Communications Services 10.9%
Industrials 5.5%
Consumer Staples 3.9%
Energy 2.2%
Materials 1.2%
Real Estate 1.1%

Thrivent Large Cap Index Portfolio
Brian W. Bomgren, CQF and Sharon Wang, CFA, FRM, Portfolio Co-Managers
Thrivent Large Cap Index Portfolio seeks total returns that track the performance of the S&P 500® Index.
Investment in Thrivent Large Cap Index Portfolio involves risks including large cap, market, equity security, futures contract, indexing strategy/
index tracking, issuer, and technology-oriented companies. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 99.1%
Short-Term Investments 0.9%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Apple, Inc. 7.6%
Microsoft Corporation 6.7%
Amazon.com, Inc. 3.1%
NVIDIA Corporation 2.8%
Alphabet, Inc., Class A 1.9%
Tesla, Inc. 1.9%
Meta Platforms, Inc. 1.7%
Alphabet, Inc., Class C 1.6%
Berkshire Hathaway, Inc. 1.6%
UnitedHealth Group, Inc. 1.2%
These securities represent 30.1% of the total
net assets of the Portfolio.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Major Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Major Market Sectors
(% of Net Assets)
Information Technology 28.0%
Health Care 13.3%
Financials 12.3%
Consumer Discretionary 10.6%
Industrials 8.4%
Communications Services 8.3%
Consumer Staples 6.6%
Energy 4.1%
Utilities 2.5%
Materials 2.5%

Thrivent Large Cap Value Portfolio
Kurt J. Lauber, CFA and Thomas C. Lieu, CFA, Portfolio Co-Managers
Thrivent Large Cap Value Portfolio seeks to achieve long-term growth of capital.
Investment in Thrivent Large Cap Value portfolio involves risks including large cap, value investing, equity security, foreign securities, investment adviser, issuer, and market. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 98.2%
Short-Term Investments 1.8%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Cisco Systems, Inc. 2.7%
Walmart, Inc. 2.5%
Wells Fargo & Company 2.4%
Alphabet, Inc., Class C 2.4%
J.P. Morgan Chase & Company 2.2%
Microsoft Corporation 2.1%
Philip Morris International, Inc. 2.1%
Lowe's Companies, Inc. 2.1%
Merck & Company, Inc. 2.0%
ConocoPhillips 1.8%
These securities represent 22.3% of the total
net assets of the Portfolio.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Major Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Major Market Sectors
(% of Net Assets)
Financials 18.6%
Health Care 15.5%
Industrials 12.0%
Information Technology 9.4%
Energy 8.5%
Consumer Staples 7.9%
Communications Services 7.7%
Consumer Discretionary 7.3%
Utilities 4.2%
Materials 4.2%

Thrivent Limited Maturity Bond Portfolio
Jon-Paul (JP) Gagne and Cortney L. Swensen, CFA, Portfolio Co-Managers
Thrivent Limited Maturity Bond Portfolio seeks a high level of current income consistent with stability of principal.
Investment in Thrivent Limited Maturity Bond Portfolio involves risks including government securities, mortgage-backed and other asset-backed securities, collateralized debt obligations, credit, futures contract, high yield, interest rate, investment adviser, issuer, LIBOR, liquidity, and market. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 Holdings
(% of Net Assets)
U.S. Treasury Notes 5.8%
U.S. Treasury Notes 1.2%
U.S. Treasury Notes 1.1%
U.S. Treasury Bonds 0.8%
Longfellow Place CLO, Ltd. 0.8%
Sound Point CLO XV, Ltd. 0.8%
Affirm Asset Securitization Trust 0.7%
Sound Point CLO XIV, Ltd. 0.6%
Genesis Sales Finance Master Trust 0.6%
Sound Point CLO XIV, Ltd. 0.6%
These securities represent 13.0% of the total
net assets of the Portfolio.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and S&P
have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent
Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Major Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned. Bond Quality Ratings
Distributions exclude collateral held for securities loaned. Quoted Bond Quality Ratings Distributions, Major Market Sectors, and Top 10 Holdings are
subject to change.
Major Market Sectors
(% of Net Assets)
Financials 30.6%
Asset-Backed Securities 17.5%
Collateralized Mortgage
Obligations 9.8%
U.S. Government & Agencies 8.9%
Consumer Cyclical 5.5%
Consumer Non-Cyclical 5.5%
Energy 4.5%
Utilities 3.9%
Technology 3.6%
Communications Services 3.4%

Thrivent Low Volatility Equity Portfolio
Noah J. Monsen, CFA, Brian W. Bomgren, CQF, and Jing Wang, CFA, Portfolio Co-Managers
The Portfolio seeks long-term capital appreciation with lower volatility relative to the global equity markets.
Investment in Thrivent Low Volatility Equity Portfolio involves risks including equity security, large cap, quantitative investing, derivatives, foreign currency, foreign securities, futures contract, investment adviser, issuer, market, and mid cap. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 98.1%
Short-Term Investments 1.9%
Total 100.0%
Top 10 Countries
(% of Net Assets)
United States 61.7%
Japan 11.1%
Canada 4.9%
Switzerland 4.6%
France 2.8%
Hong Kong 2.2%
Spain 1.8%
Germany 1.7%
Denmark 1.6%
Norway 1.2%
Investments in securities in these countries
represent 93.6% of the total net assets of the
Portfolio.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Major Market Sectors and Top 10 Countries exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Countries are subject to change.
Major Market Sectors
(% of Net Assets)
Health Care 20.0%
Information Technology 14.3%
Consumer Staples 14.1%
Communications Services 11.5%
Financials 11.3%
Industrials 10.3%
Utilities 6.7%
Consumer Discretionary 5.6%
Materials 2.6%
Real Estate 0.9%

Thrivent Mid Cap Growth Portfolio
Siddharth Sinha, CFA and Michael P. Hubbard, Portfolio Co-Managers
Thrivent Mid Cap Growth Portfolio seeks long-term capital growth.
Investment in Thrivent Mid Cap Growth Portfolio involves risks including mid cap, growth investing, equity security, investment adviser, issuer, market, and technology-oriented companies. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 95.8%
Short-Term Investments 2.5%
Registered Investments
Companies 1.7%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Howmet Aerospace, Inc. 2.8%
Palo Alto Networks, Inc. 2.5%
Kinsale Capital Group, Inc. 2.4%
Synopsys, Inc. 2.1%
Chipotle Mexican Grill, Inc. 2.1%
Tyler Technologies, Inc. 1.9%
Dexcom, Inc. 1.8%
Five Below, Inc. 1.7%
Arthur J. Gallagher & Company 1.7%
TechnipFMC plc 1.7%
These securities represent 20.7% of the total
net assets of the Portfolio.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Major Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Major Market Sectors
(% of Net Assets)
Information Technology 26.4%
Health Care 17.7%
Industrials 17.0%
Consumer Discretionary 10.7%
Financials 8.6%
Consumer Staples 4.5%
Materials 3.8%
Communications Services 2.7%
Real Estate 2.6%
Energy 2.3%

Thrivent Mid Cap Index Portfolio
Brian W. Bomgren, CQF and Sharon Wang, CFA, FRM, Portfolio Co-Managers
Thrivent Mid Cap Index Portfolio seeks total returns that track the performance of the S&P MidCap 400® Index.
Investment in Thrivent Mid Cap Index Portfolio involves risks including mid cap, market, equity security, futures contract, indexing strategy/index tracking, and issuer. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 96.8%
Short-Term Investments 3.2%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Hubbell, Inc. 0.8%
Builders FirstSource, Inc. 0.7%
Reliance Steel & Aluminum Company 0.7%
Graco, Inc. 0.6%
Jabil, Inc. 0.6%
Deckers Outdoor Corporation 0.6%
Lattice Semiconductor Corporation 0.6%
Penumbra, Inc. 0.6%
Carlisle Companies, Inc. 0.6%
Watsco, Inc. 0.5%
These securities represent 6.3% of the total net
assets of the Portfolio.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Major Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Major Market Sectors
(% of Net Assets)
Industrials 22.2%
Consumer Discretionary 14.5%
Financials 13.1%
Information Technology 10.0%
Health Care 9.2%
Real Estate 7.2%
Materials 7.1%
Consumer Staples 4.2%
Energy 4.1%
Utilities 3.2%

Thrivent Mid Cap Stock Portfolio
Brian J. Flanagan, CFA, Vikram Kaura, and J.P. McKim, CFA, Portfolio Co-Managers
Thrivent Mid Cap Stock Portfolio seeks long-term capital growth.
Investment in Thrivent Mid Cap Stock Portfolio involves risks including mid cap, equity security, market, investment adviser, and issuer. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 97.6%
Short-Term Investments 2.4%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Kinsale Capital Group, Inc. 3.9%
NVR, Inc. 3.5%
PPG Industries, Inc. 3.1%
United Rentals, Inc. 3.1%
Arch Capital Group, Ltd. 3.0%
Align Technology, Inc. 2.9%
Old Dominion Freight Line, Inc. 2.9%
Quanta Services, Inc. 2.9%
Steel Dynamics, Inc. 2.8%
Chipotle Mexican Grill, Inc. 2.8%
These securities represent 30.9% of the total
net assets of the Portfolio.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Major Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Major Market Sectors
(% of Net Assets)
Industrials 20.3%
Financials 15.1%
Consumer Discretionary 13.6%
Information Technology 12.2%
Health Care 11.0%
Materials 8.3%
Utilities 4.6%
Energy 4.2%
Consumer Staples 3.9%
Real Estate 3.5%

Thrivent Mid Cap Value Portfolio
Graham Wong, CFA and Nicholas E. Griffith, MD, MBA, CFA, Portfolio Co-Managers
Thrivent Mid Cap Value Portfolio seeks long-term capital growth.
Investment in Thrivent Mid Cap Value Portfolio involves risks including mid cap, value investing, equity security, investment adviser, issuer, and market. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 99.3%
Short-Term Investments 0.7%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Celanese Corporation 2.5%
Sensata Technologies Holding plc 2.4%
Carlyle Group, Inc. 2.4%
JB Hunt Transport Services, Inc. 2.3%
Berry Plastics Group, Inc. 2.2%
Laboratory Corporation of America
Holdings 2.1%
US Foods Holding Corporation 2.0%
Pioneer Natural Resources Company 2.0%
Barnes Group, Inc. 2.0%
Carlisle Companies, Inc. 1.9%
These securities represent 21.8% of the total
net assets of the Portfolio.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Major Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Major Market Sectors
(% of Net Assets)
Financials 18.2%
Industrials 16.6%
Consumer Discretionary 10.5%
Information Technology 9.3%
Materials 8.6%
Health Care 8.2%
Energy 7.1%
Real Estate 7.0%
Consumer Staples 6.3%
Utilities 5.3%

Thrivent Moderate Allocation Portfolio
David S. Royal, David R. Spangler, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers
Thrivent Moderate Allocation Portfolio seeks long-term capital growth while providing reasonable stability of principal.
Investment in Thrivent Moderate Allocation Portfolio involves risks including allocation, equity security, interest rate, conflicts of interest, credit, derivatives, emerging markets, foreign currency, foreign securities, growth investing, high yield, investment adviser, issuer, large cap, LIBOR, market, mid cap, other funds, quantitative investing, small cap, and value investing. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Large Cap 40.2%
Investment Grade Debt 27.3%
Short-Term Investments 11.2%
Small Cap 5.3%
Mid Cap 4.5%
International 3.7%
High Yield 2.6%
Multi-Cap 2.4%
Emerging Markets Debt 1.6%
Floating Rate Debt 1.2%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Large Cap Value Portfolio 10.1%
Thrivent Global Stock Portfolio 5.2%
Thrivent Mid Cap Stock Portfolio 5.0%
Thrivent Income Portfolio 3.9%
Thrivent International Allocation Portfolio 3.0%
Thrivent Core Low Volatility Equity Fund 2.6%
Thrivent Limited Maturity Bond Portfolio 2.1%
Thrivent Core Emerging Markets Debt Fund 1.8%
Thrivent Small Cap Stock Portfolio 1.7%
Thrivent Core Small Cap Value Fund 1.5%
These securities represent 36.9% of the total net
assets of the Fund.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.
Portfolio Composition excludes collateral held for securities loaned.
Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change.

Thrivent Moderately Aggressive Allocation Portfolio
David S. Royal, David R. Spangler, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers
Thrivent Moderately Aggressive Allocation Portfolio seeks long-term capital growth.
Investment in Thrivent Moderately Aggressive Allocation Portfolio involves risks including allocation, equity security, large cap, conflicts of interest, credit, derivatives, emerging markets, foreign currency, foreign securities, growth investing, interest rate, investment adviser, issuer, LIBOR, market, mid cap, other funds, quantitative investing, small cap, and value investing. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Large Cap 43.7%
Investment Grade Debt 14.6%
International 11.3%
Short-Term Investments 10.7%
Small Cap 9.1%
Mid Cap 4.8%
Multi-Cap 3.1%
High Yield 1.3%
Emerging Markets Debt 0.8%
Floating Rate Debt 0.6%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Large Cap Value Portfolio 10.3%
Thrivent Global Stock Portfolio 8.0%
Thrivent Mid Cap Stock Portfolio 7.5%
Thrivent International Allocation Portfolio 7.0%
Thrivent Core Low Volatility Equity Fund 3.4%
Thrivent Small Cap Stock Portfolio 2.5%
Thrivent Income Portfolio 1.7%
Thrivent Core Emerging Markets Equity Fund 1.7%
Thrivent Core Mid Cap Value Fund 1.6%
Thrivent Core Small Cap Value Fund 1.5%
These securities represent 45.2% of the total net
assets of the Fund.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.
Portfolio Composition excludes collateral held for securities loaned.
Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change.

Thrivent Moderately Conservative Allocation Portfolio
David S. Royal, David R. Spangler, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers
Thrivent Moderately Conservative Allocation Portfolio seeks long-term capital growth while providing reasonable stability of principal.
Investment in Thrivent Moderately Conservative Allocation Portfolio involves risks including allocation, interest rate, equity security, conflicts of interest, credit, derivatives, emerging markets, foreign currency, foreign securities, government securities, high yield, investment adviser, issuer, large cap, leveraged  loan, LIBOR, market, mid cap, mortgage-backed and other asset-backed securities, other funds, portfolio turnover rate, prepayment, and quantitative investing. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Investment Grade Debt 46.2%
Large Cap 21.3%
Short-Term Investments 8.5%
International 5.8%
High Yield 4.7%
Small Cap 3.4%
Mid Cap 3.3%
Emerging Markets Debt 2.9%
Floating Rate Debt 2.1%
Multi-Cap 1.8%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Income Portfolio 6.8%
Thrivent Large Cap Value Portfolio 6.3%
Thrivent Limited Maturity Bond Portfolio 3.9%
Thrivent Core Emerging Markets Debt Fund 3.3%
Thrivent International Allocation Portfolio 2.7%
Thrivent Mid Cap Stock Portfolio 2.3%
Thrivent High Yield Portfolio 2.2%
Thrivent Core Low Volatility Equity Fund 2.0%
Thrivent Small Cap Stock Portfolio 1.7%
U.S. Treasury Notes 1.5%
These securities represent 32.7% of the total net
assets of the Fund.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.
Portfolio Composition excludes collateral held for securities loaned.
Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change.

Thrivent Money Market Portfolio
William D. Stouten, Portfolio Manager
Thrivent Money Market Portfolio seeks to achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity.
Investment in Thrivent Money Market Portfolio involves risks including money market fund, government securities, interest rate, credit, investment adviser, LIBOR, market, other funds, and repurchase agreement. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Although the Portfolio seeks to preserve the value of your investment a $1.00 per unit, it is possible to lose money by investing in the Portfolio.
Investments in the Money Market Portfolio are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. These and other risks are described in the Prospectus.
Portfolio Composition
(% of Portfolio)
U.S. Government Agency Debt 68.6%
U.S. Treasury Debt 23.0%
Investment Company 4.4%
U.S. Treasury Repurchase
Agreement, if collateralized
only by U.S. Treasuries
(including Strips) and cash 4.0%
Total 100.0%
An investment in the Thrivent Money Market Portfolio is not insured or guaranteed by the FDIC or any other government agency.
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Quoted Portfolio Composition is subject to change.

Thrivent Multidimensional Income Portfolio
Stephen D. Lowe, CFA, Kent L. White, CFA, and Theron G. Whitehorn, CFA, Portfolio Co-Managers
The Portfolio seeks a high level of current income and, secondarily, growth of capital.
Investment in Thrivent Multidimensional Income Portfolio involves risks including interest rate, credit, high yield, closed-end fund, conflicts of interest, convertible securities, derivatives, emerging markets, ETF, foreign securities, government securities, investment adviser, issuer, LIBOR, liquidity, market, mortgage-backed and other asset-backed securities, other funds, preferred securities, and sovereign debt. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Debt
Fund 7.4%
U.S. Treasury Notes 6.5%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 5.8%
U.S. Treasury Bonds 4.3%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 4.2%
U.S. Treasury Bonds 2.1%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 1.4%
Vanguard Short-Term Corporate Bond
ETF 1.2%
U.S. Treasury Bonds 1.1%
iShares Preferred and Income
Securities ETF 0.6%
These securities represent 34.6% of the total
net assets of the Portfolio.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and S&P
have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent
Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Major Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned. Bond Quality Ratings
Distributions exclude collateral held for securities loaned. Quoted Bond Quality Ratings Distributions, Major Market Sectors, and Top 10 Holdings are
subject to change.
Major Market Sectors
(% of Net Assets)
Financials 18.9%
U.S. Government & Agencies 14.0%
Mortgage-Backed Securities 11.4%
U.S. Unaffiliated Registered
Investment Companies 9.4%
U.S. Affiliated Registered
Investment Companies 7.4%
Consumer Cyclical 6.5%
Energy 5.9%
Communications Services 4.8%
Consumer Non-Cyclical 4.2%
Capital Goods 4.1%

Thrivent Opportunity Income Plus Portfolio
Kent L. White, CFA, Stephen D. Lowe, CFA, and Theron G. Whitehorn, CFA, Portfolio Co-Managers
Thrivent Opportunity Income Plus Portfolio seeks a combination of current income and long-term capital appreciation.
Investment in Thrivent Opportunity Income Plus Portfolio involves risks including interest rate, credit, mortgage-backed and other asset-backed securities, allocation, conflicts of interest, derivatives, emerging markets, foreign securities, high yield, investment adviser, issuer, leveraged loan, LIBOR, liquidity, market, other funds, portfolio turnover rate, prepayment, and sovereign debt. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Debt
Fund 9.2%
U.S. Treasury Bonds 1.2%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 1.0%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr. Pass
Through 0.8%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 0.7%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 0.6%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 0.6%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 0.5%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr. Pass
Through 0.5%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 0.4%
These securities represent 15.5% of the total
net assets of the Portfolio.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and S&P
have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent
Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Major Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned. Bond Quality Ratings
Distributions exclude collateral held for securities loaned. Quoted Bond Quality Ratings Distributions, Major Market Sectors, and Top 10 Holdings are
subject to change.
Major Market Sectors
(% of Net Assets)
Financials 14.1%
Asset-Backed Securities 10.3%
Mortgage-Backed Securities 9.6%
U.S. Affiliated Registered
Investment Companies 9.2%
Consumer Cyclical 8.4%
Collateralized Mortgage
Obligations 7.2%
Consumer Non-Cyclical 6.7%
Communications Services 5.9%
Technology 5.2%
Capital Goods 5.2%

Thrivent Real Estate Securities Portfolio
Brian W. Bomgren, CQF, Noah J. Monsen, CFA, and Sharon Wang, CFA, FRM, Portfolio Co-Managers
Thrivent Real Estate Securities Portfolio seeks to provide long-term capital appreciation and high current income.
Investment in Thrivent Real Estate Securities Portfolio involves risks including real estate investment trust, real estate industry, market, equity security, investment adviser, issuer, and quantitative investing. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 98.9%
Short-Term Investments 1.1%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Prologis, Inc. 8.7%
American Tower Corporation 6.7%
Equinix , Inc. 5.2%
Public Storage, Inc. 4.6%
Realty Income Corporation 4.0%
Welltower , Inc. 3.5%
Crown Castle, Inc. 3.3%
AvalonBay Communities, Inc. 3.2%
SBA Communications Corporation 2.8%
Equity Residential 2.6%
These securities represent 44.6% of the total
net assets of the Portfolio.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Major Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Major Market Sectors
(% of Net Assets)
Industrial REITs 13.7%
Multi-Family Residential REITs 13.2%
Telecom Tower REITs 12.8%
Retail REITs 11.6%
Self-Storage REITs 9.4%
Health Care REITs 8.0%
Other Specialized REITs 7.8%
Data Center REITs 7.2%
Hotel & Resort REITs 4.4%
Single-Family Residential
REITs 4.0%

Thrivent Small Cap Growth Portfolio
Siddharth Sinha, CFA and Michael P. Hubbard, Portfolio Co-Managers
The Portfolio seeks long-term capital growth.
Investment in Thrivent Small Cap Growth Portfolio involves risks including small cap, growth investing, equity security, investment adviser, issuer, market, and technology-oriented companies. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 96.4%
Short-Term Investments 1.9%
Registered Investment
Companies 1.7%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Workiva, Inc. 2.7%
Inspire Medical Systems, Inc. 2.7%
Lattice Semiconductor Corporation 2.6%
e.l.f. Beauty, Inc. 2.6%
Lincoln Electric Holdings, Inc. 2.2%
Celsius Holdings, Inc. 2.1%
Sprout Social, Inc. 2.0%
Kinsale Capital Group, Inc. 2.0%
Progyny, Inc. 1.9%
Enovis Corporation 1.8%
These securities represent 22.6% of the total
net assets of the Portfolio.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Major Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Major Market Sectors
(% of Net Assets)
Information Technology 20.8%
Health Care 20.2%
Industrials 16.3%
Consumer Discretionary 11.5%
Financials 9.2%
Consumer Staples 7.7%
Materials 3.3%
Energy 2.6%
Real Estate 2.6%
Communications Services 1.9%

Thrivent Small Cap Index Portfolio
Brian W. Bomgren, CQF and Sharon Wang, CFA, FRM, Portfolio Co-Managers
Thrivent Small Cap Index Portfolio seeks capital growth that tracks the performance of the S&P SmallCap 600® Index.
Investment in Thrivent Small Cap Index Portfolio involves risks including small cap, market, equity security, futures contract, indexing strategy/index tracking, issuer, and redemption. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 97.9%
Registered Investments
Companies 2.1%
Short-Term Investments < 0.1%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
iShares Core S&P Small-Cap ETF 2.1%
SPS Commerce, Inc. 0.7%
Rambus, Inc. 0.7%
Axcelis Technologies, Inc. 0.6%
Comfort Systems USA, Inc. 0.6%
e.l.f. Beauty, Inc. 0.6%
Onto Innovation, Inc. 0.6%
Allegheny Technologies, Inc. 0.6%
Applied Industrial Technologies, Inc. 0.6%
Ensign Group, Inc. 0.5%
These securities represent 7.6% of the total net
assets of the Portfolio.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Major Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Major Market Sectors
(% of Net Assets)
Industrials 17.4%
Financials 15.8%
Information Technology 13.8%
Consumer Discretionary 13.3%
Health Care 10.6%
Real Estate 7.5%
Materials 5.6%
Consumer Staples 4.9%
Energy 4.5%
Communications Services 2.5%

Thrivent Small Cap Stock Portfolio
Matthew D. Finn, CFA, James M. Tinucci, CFA, and Katelyn R. Young, CPA, Portfolio Co-Managers
Thrivent Small Cap Stock Portfolio seeks long-term capital growth.
Investment in Thrivent Small Cap Stock Portfolio involves risks including small cap, equity security, market, investment adviser, and issuer. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 97.0%
Short-Term Investments 3.0%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
TTM Technologies, Inc. 2.6%
United States Lime & Minerals, Inc. 2.1%
Enovis Corporation 2.1%
RLI Corporation 2.0%
Helios Technologies, Inc. 2.0%
Air Lease Corporation 2.0%
Forward Air Corporation 1.8%
Ally Financial, Inc. 1.8%
Maximus, Inc. 1.6%
Plexus Corporation 1.6%
These securities represent 19.6% of the total
net assets of the Portfolio.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Major Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Major Market Sectors
(% of Net Assets)
Industrials 25.6%
Financials 15.3%
Information Technology 14.5%
Health Care 10.8%
Consumer Discretionary 8.9%
Materials 7.7%
Real Estate 5.1%
Consumer Staples 3.4%
Utilities 2.6%
Communications Services 2.5%

Shareholder Expense Example
(unaudited)
As a shareholder of the Thrivent Series Fund, Inc., you incur ongoing costs, including management fees and other Portfolio expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 through June 30, 2023. Shares in a Portfolio are currently sold, without sales charges, only to separate accounts of Thrivent Financial for Lutherans (“Thrivent Financial”), which are used to fund benefits of variable life insurance and variable annuity contracts issued by Thrivent Financial, separate accounts of other insurance companies not affiliated with Thrivent Financial, and other Portfolios. Expenses associated with these variable contracts and separate accounts are not included in these examples and had these costs been included, your costs would have been higher.
Actual Expenses
In the table below, the first section, labeled “Actual,” provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid.
Hypothetical Example for Comparison Purposes
In the table below, the second section, labeled “Hypothetical,” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Beginning Account
Value 1/1/2023
Ending Account Value
6/30/2023
Expenses Paid During
Period  1/1/2023
- 6/30/2023
*
Annualized Expense
Ratio
Thrivent Aggressive Allocation Portfolio
Actual
$1,000 $1,116 $2.98 0.57%
Hypothetical
**
$1,000 $1,022 $2.85 0.57%
Thrivent All Cap Portfolio
Actual
$1,000 $1,144 $3.57 0.67%
Hypothetical
**
$1,000 $1,021 $3.37 0.67%
Thrivent Balanced Income Plus Portfolio
Actual
$1,000 $1,067 $3.28 0.64%
Hypothetical
**
$1,000 $1,022 $3.21 0.64%
Thrivent Diversified Income Plus Portfolio
Actual
$1,000 $1,052 $2.37 0.47%
Hypothetical
**
$1,000 $1,022 $2.34 0.47%
Thrivent Emerging Markets Equity Portfolio
Actual
$1,000 $1,043 $4.50 0.89%
Hypothetical
**
$1,000 $1,020 $4.45 0.89%
Thrivent ESG Index Portfolio
Actual
$1,000 $1,178 $1.94 0.36%
Hypothetical
**
$1,000 $1,023 $1.81 0.36%
Thrivent Global Stock Portfolio
Actual
$1,000 $1,134 $3.29 0.62%
Hypothetical
**
$1,000 $1,022 $3.11 0.62%
Thrivent Government Bond Portfolio
Actual
$1,000 $1,014 $2.32 0.46%
Hypothetical
**
$1,000 $1,022 $2.33 0.46%
Thrivent Healthcare Portfolio
Actual
$1,000 $1,013 $4.01 0.80%
Hypothetical
**
$1,000 $1,021 $4.02 0.80%

Beginning Account
Value 1/1/2023
Ending Account Value
6/30/2023
Expenses Paid During
Period  1/1/2023
- 6/30/2023
*
Annualized Expense
Ratio
Thrivent High Yield Portfolio
Actual
$1,000 $1,049 $2.26 0.44%
Hypothetical
**
$1,000 $1,023 $2.23 0.44%
Thrivent Income Portfolio
Actual
$1,000 $1,039 $2.20 0.43%
Hypothetical
**
$1,000 $1,023 $2.18 0.43%
Thrivent International Allocation Portfolio
Actual
$1,000 $1,109 $3.74 0.72%
Hypothetical
**
$1,000 $1,021 $3.58 0.72%
Thrivent International Index Portfolio
Actual
$1,000 $1,118 $2.22 0.42%
Hypothetical
**
$1,000 $1,023 $2.12 0.42%
Thrivent Large Cap Growth Portfolio
Actual
$1,000 $1,310 $2.46 0.43%
Hypothetical
**
$1,000 $1,023 $2.16 0.43%
Thrivent Large Cap Index Portfolio
Actual
$1,000 $1,168 $1.25 0.23%
Hypothetical
**
$1,000 $1,024 $1.17 0.23%
Thrivent Large Cap Value Portfolio
Actual
$1,000 $1,051 $3.19 0.63%
Hypothetical
**
$1,000 $1,022 $3.14 0.63%
Thrivent Limited Maturity Bond Portfolio
Actual
$1,000 $1,022 $2.23 0.45%
Hypothetical
**
$1,000 $1,023 $2.23 0.45%
Thrivent Low Volatility Equity Portfolio
Actual
$1,000 $1,047 $4.57 0.90%
Hypothetical
**
$1,000 $1,020 $4.51 0.90%
Thrivent Mid Cap Growth Portfolio
Actual
$1,000 $1,139 $4.51 0.85%
Hypothetical
**
$1,000 $1,021 $4.26 0.85%
Thrivent Mid Cap Index Portfolio
Actual
$1,000 $1,087 $1.29 0.25%
Hypothetical
**
$1,000 $1,024 $1.25 0.25%
Thrivent Mid Cap Stock Portfolio
Actual
$1,000 $1,099 $3.42 0.66%
Hypothetical
**
$1,000 $1,022 $3.29 0.66%
Thrivent Mid Cap Value Portfolio
Actual
$1,000 $1,057 $4.59 0.90%
Hypothetical
**
$1,000 $1,020 $4.51 0.90%
Thrivent Moderate Allocation Portfolio
Actual
$1,000 $1,093 $2.28 0.44%
Hypothetical
**
$1,000 $1,023 $2.21 0.44%
Thrivent Moderately Aggressive Allocation Portfolio
Actual
$1,000 $1,104 $2.35 0.45%
Hypothetical
**
$1,000 $1,023 $2.26 0.45%
Thrivent Moderately Conservative Allocation Portfolio
Actual
$1,000 $1,064 $2.32 0.45%
Hypothetical
**
$1,000 $1,023 $2.28 0.45%

Beginning Account
Value 1/1/2023
Ending Account Value
6/30/2023
Expenses Paid During
Period  1/1/2023
- 6/30/2023
*
Annualized Expense
Ratio
Thrivent Money Market Portfolio
Actual
$1,000 $1,023 $1.57 0.31%
Hypothetical
**
$1,000 $1,023 $1.57 0.31%
Thrivent Multidimensional Income Portfolio
Actual
$1,000 $1,030 $4.03 0.80%
Hypothetical
**
$1,000 $1,021 $4.01 0.80%
Thrivent Opportunity Income Plus Portfolio
Actual
$1,000 $1,037 $3.34 0.66%
Hypothetical
**
$1,000 $1,022 $3.32 0.66%
Thrivent Real Estate Securities Portfolio
Actual
$1,000 $1,027 $4.33 0.86%
Hypothetical
**
$1,000 $1,021 $4.32 0.86%
Thrivent Small Cap Growth Portfolio
Actual
$1,000 $1,076 $4.84 0.94%
Hypothetical
**
$1,000 $1,020 $4.71 0.94%
Thrivent Small Cap Index Portfolio
Actual
$1,000 $1,059 $1.23 0.24%
Hypothetical
**
$1,000 $1,024 $1.21 0.24%
Thrivent Small Cap Stock Portfolio
Actual
$1,000 $1,054 $3.56 0.70%
Hypothetical
**
$1,000 $1,021 $3.50 0.70%
* Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by
181/365 to reflect the one-half year period.
** Assuming 5% annualized total return before expenses.

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 45.1% ) Value
Communications Services (2.9%)
19,265 Alphabet, Inc., Class A
a
$ 2,306,020
165,841 Alphabet, Inc., Class C
a
20,061,786
5,612 AMC Networks, Inc.
a
67,063
2,230 Bumble, Inc.
a
37,419
45 Cable One, Inc. 29,569
109,428 Comcast Corporation 4,546,733
63,083 DISH Network Corporation
a
415,717
6,177 EchoStar Corporation
a
107,109
454 Electronic Arts, Inc. 58,884
6,237 Emerald Holding, Inc.
a
25,572
2,175 Entravision Communications
Corporation 9,548
8,648 Frontier Communications Parent,
Inc.
a
161,199
13,680 iHeartMedia, Inc.
a
49,795
3,621 Imax Corporation
a
61,521
4,052 Interpublic Group of Companies,
Inc. 156,326
659 Liberty Broadband Corporation,
Class C
a
52,792
9,105 Liberty Global plc, Class A
a
153,510
31,458 Liberty Global plc, Class C
a
559,009
5,730 Liberty Latin America, Ltd., Class
A
a
50,138
523 Liberty Latin America, Ltd., Class
C
a
4,508
3,081 Live Nation Entertainment, Inc.
a
280,710
2,301 Match Group, Inc.
a
96,297
38,199 Meta Platforms, Inc.
a
10,962,349
10,994 Netflix, Inc.
a
4,842,747
2,053 New York Times Company 80,847
3,443 Omnicom Group, Inc. 327,601
145,823 QuinStreet, Inc.
a
1,287,617
2,466 Shutterstock, Inc. 120,020
1,035 TechTarget, Inc.
a
32,220
3,927 Telephone and Data Systems, Inc. 32,319
7,427 Trade Desk, Inc.
a
573,513
1,039 Tripadvisor, Inc.
a
17,133
56,895 Verizon Communications, Inc. 2,115,925
16,185 Walt Disney Company
a
1,444,997
103,051 Warner Brothers Discovery, Inc.
a
1,292,260
151 Yelp, Inc.
a
5,498
40,097 Ziff Davis, Inc.
a
2,809,196
1,518 ZipRecruiter, Inc.
a
26,960
56,599 ZoomInfo Technologies, Inc.
a
1,437,049
Total 56,699,476
Consumer Discretionary (5.1%)
4,359 2U, Inc.
a
17,567
133,900 Amazon.com, Inc.
a
17,455,204
838 American Axle & Manufacturing
Holdings, Inc.
a
6,930
31,028 Aptiv plc
a
3,167,649
4,804 Autoliv, Inc. 408,532
82 AutoNation, Inc.
a
13,498
1,274 Beazer Homes USA, Inc.
a
36,041
1,609 Best Buy Company, Inc. 131,858
2,705 Bloomin' Brands, Inc. 72,737
1,406 Booking Holdings, Inc.
a
3,796,664
16,237 Boot Barn Holdings, Inc.
a
1,375,112
637 Boyd Gaming Corporation 44,189
1,349 Brunswick Corporation 116,877
2,723 Buckle, Inc. 94,216
16,326 Cedar Fair, LP 652,550
2,812 Cheesecake Factory, Inc. 97,239
Shares Common Stock (45.1%) Value
Consumer Discretionary (5.1%) - continued
557 Chegg, Inc.
a
$ 4,946
3,248 Chico's FAS, Inc.
a
17,377
1,670 Chipotle Mexican Grill, Inc.
a
3,572,130
124,113 Clarus Corporation 1,134,393
3,846 Container Store Group, Inc.
a
12,076
79,904 Cooper-Standard Holdings, Inc.
a
1,139,431
5,176 Crocs, Inc.
a
581,989
1,475 Culp, Inc.
a
7,331
18,008 D.R. Horton, Inc. 2,191,394
10,937 Dana, Inc. 185,929
9,089 Darden Restaurants, Inc. 1,518,590
2,476 Deckers Outdoor Corporation
a
1,306,486
5,037 Designer Brands, Inc.
b
50,874
8,712 Domino's Pizza, Inc. 2,935,857
365 Dorman Products, Inc.
a
28,773
4,442 eBay, Inc. 198,513
137,083 Everi Holdings, Inc.
a
1,982,220
15,624 Five Below, Inc.
a
3,070,741
56,855 Ford Motor Company 860,216
9,889 Fox Factory Holding Corporation
a
1,073,055
10,054 Gap, Inc. 89,782
31,081 General Motors Company 1,198,483
6,054 Gentex Corporation 177,140
16,868 Goodyear Tire & Rubber
Company
a
230,754
3,624 Grand Canyon Education, Inc.
a
374,033
2,028 Green Brick Partners, Inc.
a
115,190
9,249 Harley-Davidson, Inc. 325,657
295 Hibbet, Inc. 10,706
2,835 Hilton Grand Vacations, Inc.
a
128,822
8,540 Hilton Worldwide Holdings, Inc. 1,242,997
22,269 Home Depot, Inc. 6,917,642
3,658 Hyatt Hotels Corporation 419,134
741 KB Home 38,317
5,235 Laureate Education, Inc. 63,291
1,602 La-Z-Boy, Inc. 45,881
3,767 Lear Corporation 540,753
1,326 Lennar Corporation 166,161
13,948 Lowe's Companies, Inc. 3,148,064
1,665 Lululemon Athletica, Inc.
a
630,203
1,051 M/I Homes, Inc.
a
91,637
5,660 Macy's, Inc. 90,843
112 Malibu Boats, Inc.
a
6,570
3,624 MarineMax, Inc.
a
123,796
671 Marriott International, Inc./MD 123,256
144 Marriott Vacations Worldwide
Corporation 17,672
4,484 McDonald's Corporation 1,338,070
2,337 Meritage Homes Corporation 332,485
5,697 MGM Resorts International 250,212
1,746 Modine Manufacturing Company
a
57,653
5,621 Mohawk Industries, Inc.
a
579,862
8,696 Nordstrom, Inc. 178,007
477 NVR, Inc.
a
3,029,246
1,628 ODP Corporation
a
76,223
3,527 O'Reilly Automotive, Inc.
a
3,369,343
513 Oxford Industries, Inc. 50,489
22,754 Papa John's International, Inc. 1,679,928
3,086 PENN Entertainment, Inc.
a
74,157
33,856 Planet Fitness, Inc.
a
2,283,249
2,824 Playa Hotels and Resorts NV
a
22,987
2,818 Polaris, Inc. 340,781
164 Pool Corporation 61,441
1,740 PulteGroup, Inc. 135,163
3,822 PVH Corporation 324,755

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (45.1%) Value
Consumer Discretionary (5.1%) - continued
3,929 Ross Stores, Inc. $ 440,559
1,095 Royal Caribbean Cruises, Ltd.
a
113,595
1,081 SeaWorld Entertainment, Inc.
a
60,547
943 Six Flags Entertainment
Corporation
a
24,499
36,082 Skyline Champion Corporation
a
2,361,567
51,593 Sonos, Inc.
a
842,514
20,631 Sony Group Corporation ADR 1,857,615
81,618 Stoneridge, Inc.
a
1,538,499
388 Taylor Morrison Home Corporation
a
18,923
32,903 Tesla, Inc.
a
8,613,018
1,636 Texas Roadhouse, Inc. 183,690
152,664 ThredUp, Inc.
a
372,500
276 TopBuild Corporation
a
73,422
7,534 Travel + Leisure Company 303,922
366 Ulta Beauty, Inc.
a
172,238
3,557 Upbound Group, Inc. 110,729
130 Vail Resorts, Inc. 32,729
1,123 Vera Bradley, Inc.
a
7,176
1,727 Visteon Corporation
a
248,015
11,442 Wendy's Company 248,864
4,795 Wingstop, Inc. 959,767
12,563 Wyndham Hotels & Resorts, Inc. 861,445
958 Zumiez, Inc.
a
15,960
Total 99,321,812
Consumer Staples (2.3%)
19,390 Altria Group, Inc. 878,367
28,710 BJ's Wholesale Club Holdings,
Inc.
a
1,809,017
634 Boston Beer Company, Inc.
a
195,551
791 Cal-Maine Foods, Inc. 35,595
8,962 Casey's General Stores, Inc. 2,185,653
21,335 Celsius Holdings, Inc.
a
3,182,969
5,492 Coca-Cola Company 330,728
10,218 Colgate-Palmolive Company 787,195
131,318 Coty, Inc.
a
1,613,898
1,136 Darling Ingredients, Inc.
a
72,465
21,375 e.l.f. Beauty, Inc.
a
2,441,666
1,873 Edgewell Personal Care Company 77,374
9,679 Flowers Foods, Inc. 240,814
615 Hain Celestial Group, Inc.
a
7,694
196 Hershey Company 48,941
14,125 Hormel Foods Corporation 568,107
877 Ingredion, Inc. 92,918
5,719 J & J Snack Foods Corporation 905,661
7,429 John B. Sanfilippo & Son, Inc. 871,199
9,966 Kroger Company 468,402
27,962 Lamb Weston Holdings, Inc. 3,214,232
10,164 Lancaster Colony Corporation 2,043,879
14,442 Mondelez International, Inc. 1,053,399
376 PepsiCo, Inc. 69,643
62,684 Philip Morris International, Inc. 6,119,212
3,134 Post Holdings, Inc.
a
271,561
51,857 Primo Water Corporation 650,287
6,560 Procter & Gamble Company 995,414
50 Seneca Foods Corporation
a
1,634
25,375 Sysco Corporation 1,882,825
58,231 Turning Point Brands, Inc. 1,398,126
15,738 Tyson Foods, Inc. 803,268
45,044 US Foods Holding Corporation
a
1,981,936
43,856 Walmart, Inc. 6,893,286
Total 44,192,916
Shares Common Stock (45.1%) Value
Energy (1.8%)
7,094 Antero Midstream Corporation $ 82,290
7,815 APA Corporation 267,039
3,111 Archrock, Inc. 31,888
3,064 Baker Hughes Company 96,853
58,201 BP plc ADR 2,053,913
1,969 Cactus, Inc. 83,328
1,312 California Resources Corporation 59,421
2,662 Cheniere Energy, Inc. 405,582
8,370 Chesapeake Energy Corporation 700,402
1,927 Chevron Corporation 303,213
675 Chord Energy Corporation 103,815
128 Civitas Resources, Inc. 8,879
5,390 Clean Energy Fuels Corporation
a
26,734
622 Comstock Resources, Inc. 7,215
26,545 ConocoPhillips 2,750,327
1,149 CVR Energy, Inc. 34,424
38,140 Devon Energy Corporation 1,843,688
79,735 Enterprise Products Partners, LP 2,101,017
5,763 EQT Corporation 237,032
812 Evolution Petroleum Corporation 6,553
27,567 Exxon Mobil Corporation 2,956,561
47 Gulfport Energy Corporation
a
4,938
125,599 Halliburton Company 4,143,511
1,651 Helmerich & Payne, Inc. 58,528
3,716 HF Sinclair Corporation 165,771
11,727 International Seaways, Inc. 448,441
18,413 Liberty Energy, Inc. 246,182
3,115 Magnolia Oil & Gas Corporation 65,104
4,063 Marathon Oil Corporation 93,530
20,705 Marathon Petroleum Corporation 2,414,203
28,351 Matador Resources Company 1,483,324
85,066 NOV, Inc. 1,364,459
820 ONEOK, Inc. 50,610
5,483 Ovintiv, Inc. 208,738
6,356 Par Pacific Holdings, Inc.
a
169,133
1,720 Patterson-UTI Energy, Inc. 20,588
5,708 PBF Energy, Inc. 233,686
6,970 Phillips 66 664,799
19,146 Pioneer Natural Resources
Company 3,966,668
23,152 ProPetro Holding Corporation
a
190,773
817 Range Resources Corporation 24,020
17,375 RPC, Inc. 124,231
4,499 SM Energy Company 142,303
1,121 Solaris Oilfield Infrastructure, Inc. 9,338
4,032 Southwestern Energy Company
a
24,232
15,511 Talos Energy, Inc.
a
215,138
222,747 TechnipFMC plc
a
3,702,055
6,177 U.S. Silica Holdings, Inc.
a
74,927
5,770 Valero Energy Corporation 676,821
10,807 Viper Energy Partners, LP 289,952
5,005 Williams Companies, Inc. 163,313
Total 35,599,490
Financials (6.1%)
15,420 AGNC Investment Corporation 156,205
3,866 Allstate Corporation 421,549
60,369 Ally Financial, Inc. 1,630,567
4,663 Amalgamated Financial
Corporation 75,028
388 Amerant Bancorp, Inc. 6,670
17,322 American Express Company 3,017,492
1,098 American Financial Group, Inc. 130,387
26,779 American International Group, Inc. 1,540,864
9,533 Ameriprise Financial, Inc. 3,166,481

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (45.1%) Value
Financials (6.1%) - continued
2,562 Ameris Bancorp $ 87,646
6,533 Annaly Capital Management, Inc. 130,725
68 Apollo Global Management, Inc. 5,223
18,212 Arch Capital Group, Ltd.
a
1,363,168
9,657 Arthur J. Gallagher & Company 2,120,387
1,922 Artisan Partners Asset
Management, Inc. 75,554
5,660 Associated Banc-Corp 91,862
535 Assurant, Inc. 67,260
2,087 Assured Guaranty, Ltd. 116,455
105 Axos Financial, Inc.
a
4,141
4,692 Banc of California, Inc. 54,333
106,601 Bank of America Corporation 3,058,383
2,731 Bank of Marin Bancorp 48,257
17,087 Bank of N.T. Butterfield & Son, Ltd. 467,500
50,176 Bank of New York Mellon
Corporation 2,233,836
1,312 Bank OZK 52,690
1,433 BankFinancial Corporation 11,722
3,460 BankUnited, Inc. 74,563
1,533 Banner Corporation 66,946
459 BayCom Corporation 7,656
2,681 BCB Bancorp, Inc. 31,475
5,913 Berkshire Hathaway, Inc.
a
2,016,333
810 BlackRock, Inc. 559,823
122 BOK Financial Corporation 9,855
40,105 Bridgewater Bancshares, Inc.
a
395,034
4,199 Brighthouse Financial, Inc.
a
198,823
1,751 Brookline Bancorp, Inc. 15,304
1,515 Business First Bancshares, Inc. 22,831
22,542 Byline Bancorp, Inc. 407,785
3,896 Cadence Bank 76,517
12,090 Capital One Financial Corporation 1,322,283
35,820 Carlyle Group, Inc. 1,144,449
427 Cathay General Bancorp 13,745
3,207 Cboe Global Markets, Inc. 442,598
11,887 Central Pacific Financial
Corporation 186,745
246 Central Valley Community Bancorp 3,801
19,781 Charles Schwab Corporation 1,121,187
12,472 Chubb, Ltd. 2,401,608
7,831 Citigroup, Inc. 360,539
3,779 Citizens Financial Group, Inc. 98,556
2,283 CNB Financial Corporation 40,295
101,475 Columbia Banking System, Inc. 2,057,913
33,036 Comerica, Inc. 1,399,405
1,712 Commerce Bancshares, Inc. 83,374
428 Community Bank System, Inc. 20,065
4,568 Community Trust Bancorp, Inc. 162,484
4,583 ConnectOne Bancorp, Inc. 76,032
886 CrossFirst Bankshares, Inc.
a
8,860
906 Cullen/Frost Bankers, Inc. 97,422
7,538 Customers Bancorp, Inc.
a
228,100
5,245 CVB Financial Corporation 69,654
7,128 Dime Community Bancshares, Inc. 125,667
11,057 Discover Financial Services 1,292,010
4,419 Eagle Bancorp, Inc. 93,506
3,651 East West Bancorp, Inc. 192,736
6,450 Eastern Bankshares, Inc. 79,141
4,556 Ellington Residential Mortgage
REIT 32,849
1,110 Employers Holdings, Inc. 41,525
2,082 Enova International, Inc.
a
110,596
2,765 Enterprise Financial Services
Corporation 108,111
Shares Common Stock (45.1%) Value
Financials (6.1%) - continued
1,095 Equity Bancshares, Inc. $ 24,944
246 Erie Indemnity Company 51,662
1,100 Euronet Worldwide, Inc.
a
129,107
4,310 F.N.B. Corporation 49,306
21,541 Federated Hermes, Inc. 772,245
3,745 Fidelity National Information
Services, Inc. 204,852
2,623 Fifth Third Bancorp 68,749
3,509 Financial Institutions, Inc. 55,232
7,164 First Bancorp/Puerto Rico 87,544
25 First Citizens BancShares, Inc. 32,086
744 First Commonwealth Financial
Corporation 9,412
1,381 First Financial Bankshares, Inc. 39,345
1,442 First Financial Corporation 46,822
12,494 First Foundation, Inc. 49,601
888 First Hawaiian, Inc. 15,993
389 First Horizon Corporation 4,384
1,379 First Internet Bancorp 20,478
589 First Interstate BancSystem, Inc. 14,042
146 First Merchants Corporation 4,122
576 First Mid-Illinois Bancshares, Inc. 13,905
3,317 First of Long Island Corporation 39,870
4,000 Fiserv, Inc.
a
504,600
203 Five Star Bancorp 4,541
1,099 FleetCor Technologies, Inc.
a
275,937
3,486 Flushing Financial Corporation 42,843
895 Flywire Corporation
a
27,781
10,337 Fulton Financial Corporation 123,217
7,469 Genworth Financial, Inc.
a
37,345
11,973 Glacier Bancorp, Inc. 373,198
1,256 Global Life, Inc. 137,683
3,572 Global Payments, Inc. 351,913
2,805 Great Southern Bancorp, Inc. 142,298
1,946 Green Dot Corporation
a
36,468
13,093 Hamilton Lane, Inc. 1,047,178
1,096 Hancock Whitney Corporation 42,064
13,284 Hanmi Financial Corporation 198,330
1,566 Hanover Insurance Group, Inc. 177,005
4,033 Hartford Financial Services Group,
Inc. 290,457
26,527 Heartland Financial USA, Inc. 739,307
11,512 Heritage Commerce Corporation 95,319
6,288 Heritage Financial Corporation 101,677
2,334 Home BancShares, Inc. 53,215
7,554 HomeStreet, Inc. 44,720
3,744 Hometrust Bancshares, Inc. 78,212
22,645 Hope Bancorp, Inc. 190,671
4,844 Horizon Bancorp, Inc. 50,426
23,903 Houlihan Lokey, Inc. 2,349,904
6,452 Huntington Bancshares, Inc. 69,553
409 Independent Bank Corporation/MA 18,205
3,905 Independent Bank Corporation/MI 66,229
35,953 Intercontinental Exchange, Inc. 4,065,565
373 International Bancshares
Corporation 16,487
6,668 Invesco Mortgage Capital, Inc. 76,482
14,173 Invesco, Ltd. 238,248
50,504 J.P. Morgan Chase & Company 7,345,302
612 Jack Henry & Associates, Inc. 102,406
18,450 Janus Henderson Group plc 502,763
8,016 KeyCorp 74,068
18,011 Kinsale Capital Group, Inc. 6,739,716
46 KKR & Company, Inc. 2,576
5,833 Loews Corporation 346,364

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (45.1%) Value
Financials (6.1%) - continued
12,184 M&T Bank Corporation $ 1,507,892
984 Marsh & McLennan Companies,
Inc. 185,071
22,915 Mastercard, Inc. 9,012,470
499 Mercantile Bank Corporation 13,782
21,708 MetLife, Inc. 1,227,153
3,491 Metropolitan Bank Holding
Corporation
a
121,242
9,913 MFA Financial, Inc. 111,422
19,298 MGIC Investment Corporation 304,715
4,714 Midland States Bancorp, Inc. 93,856
6,538 MidWestOne Financial Group, Inc. 139,717
13,754 Morgan Stanley 1,174,592
7,056 Mr. Cooper Group, Inc.
a
357,316
4,250 MSCI, Inc. 1,994,483
432 MVB Financial Corporation 9,107
19,235 Nasdaq, Inc. 958,865
5,806 Navient Corporation 107,875
11,187 New York Community Bancorp,
Inc.
b
125,742
17,134 NMI Holdings, Inc.
a
442,400
3,824 OceanFirst Financial Corporation 59,731
1,900 OFG Bancorp 49,552
3,197 Old National Bancorp 44,566
11,189 Old Republic International
Corporation 281,627
1,214 Old Second Bancorp, Inc. 15,855
8,234 OneMain Holdings, Inc. 359,743
454 Pacific Premier Bancorp, Inc. 9,389
7,500 PacWest Bancorp
b
61,125
100,868 PayPal Holdings, Inc.
a
6,730,922
892 PCB Bancorp 13,121
714 PennyMac Financial Services, Inc. 50,201
1,315 Pinnacle Financial Partners, Inc. 74,495
311 PNC Financial Services Group,
Inc. 39,170
5,175 Popular, Inc. 313,191
486 Preferred Bank/Los Angeles, CA 26,725
3,305 Premier Financial Corporation 52,946
270 PROG Holdings, Inc.
a
8,672
1,259 Prosperity Bancshares, Inc. 71,108
2,253 Prudential Financial, Inc. 198,760
277 QCR Holdings, Inc. 11,365
33,563 Radian Group, Inc. 848,473
35,760 Raymond James Financial, Inc. 3,710,815
3,405 Regions Financial Corporation 60,677
51 Reinsurance Group of America,
Inc. 7,073
532 RenaissanceRe Holdings, Ltd. 99,229
50,715 Rithm Capital Corporation 474,185
19,579 RLI Corporation 2,671,946
9,590 S&P Global, Inc. 3,844,535
597 S&T Bancorp, Inc. 16,232
1,248 Sandy Spring Bancorp, Inc. 28,305
13,824 Seacoast Banking Corporation of
Florida 305,510
1,895 Shore Bancshares, Inc. 21,906
553 Simmons First National
Corporation 9,539
414 SmartFinancial, Inc. 8,905
399 South Plains Financial, Inc. 8,981
235 Southern First Bancshares, Inc.
a
5,816
1,010 SouthState Corporation 66,458
3,876 Synchrony Financial 131,474
6,670 Synovus Financial Corporation 201,768
Shares Common Stock (45.1%) Value
Financials (6.1%) - continued
1,744 T. Rowe Price Group, Inc. $ 195,363
1,384 Territorial Bancorp, Inc. 16,996
1,140 Texas Capital Bancshares, Inc.
a
58,710
8,564 TPG, Inc. 250,583
13,998 Tradeweb Markets, Inc. 958,583
37,556 Triumph Financial, Inc.
a
2,280,400
427 Truist Financial Corporation 12,959
2,496 TrustCo Bank Corporation NY 71,411
7,339 Two Harbors Investment
Corporation 101,865
656 U.S. Bancorp 21,674
1,627 UMB Financial Corporation 99,084
1,577 United Bankshares, Inc. 46,790
1,256 United Community Banks, Inc. 31,387
1,961 Univest Financial Corporation 35,455
16,571 Unum Group 790,437
5,179 Valley National Bancorp 40,137
3,909 Veritex Holdings, Inc. 70,088
11,074 Virtu Financial, Inc. 189,255
987 Visa, Inc. 234,393
14,477 Voya Financial, Inc. 1,038,146
2,173 W.R. Berkley Corporation 129,424
548 Walker & Dunlop, Inc. 43,341
2,761 Washington Federal, Inc. 73,222
93,599 Wells Fargo & Company 3,994,805
932 Westamerica Bancorporation 35,696
62,838 Western Alliance Bancorp 2,291,702
829 Western Asset Mortgage Capital
Corporation 7,353
60,761 Western Union Company 712,727
845 WEX, Inc.
a
153,849
132 Willis Towers Watson plc 31,086
771 Wintrust Financial Corporation 55,990
179 WSFS Financial Corporation 6,752
30,703 Zions Bancorp NA 824,683
Total 120,132,697
Health Care (6.6%)
2,054 10X Genomics, Inc.
a
114,695
12,794 Abbott Laboratories 1,394,802
11,695 ACADIA Pharmaceuticals, Inc.
a
280,095
2,060 Adaptive Biotechnologies
Corporation
a
13,823
8,898 Agilent Technologies, Inc. 1,069,985
84,126 Agiliti, Inc.
a
1,388,079
2,182 Agios Pharmaceuticals, Inc.
a
61,794
5,367 Aldeyra Therapeutics, Inc.
a
45,029
3,766 Align Technology, Inc.
a
1,331,808
21,495 Alkermes plc
a
672,794
6,288 Allogene Therapeutics, Inc.
a,b
31,251
150 Alnylam Pharmaceuticals, Inc.
a
28,491
2,171 AmerisourceBergen Corporation 417,766
6,284 Amgen, Inc. 1,395,174
3,315 Amicus Therapeutics, Inc.
a
41,636
728 AMN Healthcare Services, Inc.
a
79,439
2,533 Amphastar Pharmaceuticals, Inc.
a
145,572
1,444 Anika Therapeutics, Inc.
a
37,515
5,128 Argenx SE ADR
a
1,998,535
3,304 Arrowhead Research Corporation
a
117,821
8,538 Ascendis Pharma AS ADR
a
762,017
13,418 AstraZeneca plc ADR 960,326
1,544 Avanos Medical, Inc.
a
39,465
92,793 Avantor, Inc.
a
1,905,968
13,853 Axonics, Inc.
a
699,161
11,526 Azenta, Inc.
a
538,034

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (45.1%) Value
Health Care (6.6%) - continued
25,219 Baxter International, Inc. $ 1,148,978
6,751 Biogen, Inc.
a
1,923,022
21,125 BioLife Solutions, Inc.
a
466,863
205 BioMarin Pharmaceutical, Inc.
a
17,769
707 Bio-Rad Laboratories, Inc.
a
268,038
27,659 Bio-Techne Corporation 2,257,804
951 Blueprint Medicines Corporation
a
60,103
749 Bristol-Myers Squibb Company 47,899
1,651 Cardinal Health, Inc. 156,135
11,741 Centene Corporation
a
791,930
1,750 Charles River Laboratories
International, Inc.
a
367,938
347 Chemed Corporation 187,960
7,799 Cigna Group 2,188,399
2,569 Codexis, Inc.
a
7,193
3,829 Community Health Systems, Inc.
a
16,848
41 CONMED Corporation 5,572
3,911 Cooper Companies, Inc. 1,499,595
560 CRISPR Therapeutics AG
a
31,438
14,350 CVS Health Corporation 992,016
17,280 Danaher Corporation 4,147,200
6,755 Deciphera Pharmaceuticals, Inc.
a
95,110
3,140 Dentsply Sirona, Inc. 125,663
35,793 Dexcom, Inc.
a
4,599,758
8,749 Dynavax Technologies
Corporation
a
113,037
25,818 Edwards Lifesciences Corporation
a
2,435,412
35,534 Elanco Animal Health, Inc.
a
357,472
5,291 Elevance Health, Inc. 2,350,738
396 Eli Lilly & Company 185,716
1,669 Enanta Pharmaceuticals, Inc.
a
35,717
45,186 Enovis Corporation
a
2,897,326
1,516 Exact Sciences Corporation
a
142,352
28,678 Gilead Sciences, Inc. 2,210,213
3,516 Globus Medical, Inc.
a
209,343
51,314 Halozyme Therapeutics, Inc.
a
1,850,896
5,732 HCA Healthcare, Inc. 1,739,547
7,468 Hologic, Inc.
a
604,684
120 IDEXX Laboratories, Inc.
a
60,268
15,992 Immunocore Holdings plc ADR
a
958,880
11,447 Inspire Medical Systems, Inc.
a
3,716,154
7,999 Insulet Corporation
a
2,306,432
13,004 Intuitive Surgical, Inc.
a
4,446,588
15,068 Ionis Pharmaceuticals, Inc.
a
618,240
1,832 Jazz Pharmaceuticals, Inc.
a
227,113
25,199 Johnson & Johnson 4,170,939
828 Kiniksa Pharmaceuticals, Ltd.
a
11,658
3,212 Kura Oncology, Inc.
a
33,983
17,204 Laboratory Corporation of America
Holdings 4,151,841
22,895 Lantheus Holdings, Inc.
a
1,921,348
62 Ligand Pharmaceuticals, Inc.
a
4,470
3,715 LivaNova plc
a
191,062
194,108 Maravai LifeSciences Holdings,
Inc.
a
2,412,762
288 Masimo Corporation
a
47,390
1,768 Medpace Holdings, Inc.
a
424,621
50,373 Medtronic plc 4,437,861
41,564 Merck & Company, Inc. 4,796,070
2,808 Mersana Therapeutics, Inc.
a
9,238
279 Mirati Therapeutics, Inc.
a
10,080
531 Moderna, Inc.
a
64,517
8,677 Molina Healthcare, Inc.
a
2,613,860
2,012 Myriad Genetics, Inc.
a
46,638
14,195 Natera, Inc.
a
690,729
Shares Common Stock (45.1%) Value
Health Care (6.6%) - continued
1,989 National HealthCare Corporation $ 122,960
8,844 Novo Nordisk AS ADR 1,431,225
1,929 OraSure Technologies, Inc.
a
9,664
2,575 Pediatrix Medical Group, Inc.
a
36,591
51,209 Pfizer, Inc. 1,878,346
29,697 Phreesia, Inc.
a
920,904
46,354 POINT Biopharma Global, Inc.
a
419,967
91,186 Progyny, Inc.
a
3,587,257
3,562 Protagonist Therapeutics, Inc.
a
98,382
3,143 QuidelOrtho Corporation
a
260,429
78,449 R1 RCM, Inc.
a
1,447,384
2,280 Regeneron Pharmaceuticals, Inc.
a
1,638,271
12,619 Repligen Corporation
a
1,785,084
52,318 Revance Therapeutics, Inc.
a
1,324,169
1,922 Royalty Pharma PLC 59,082
4,441 Sarepta Therapeutics, Inc.
a
508,583
44,133 scPharmaceuticals, Inc.
a
449,715
1,811 Sensus Healthcare, Inc.
a
5,705
4,099 ShockWave Medical, Inc.
a
1,169,896
26,697 Silk Road Medical, Inc.
a
867,386
964 SpringWorks Therapeutics, Inc.
a
25,276
15,163 Stevanato Group SPA 490,978
744 Teleflex, Inc. 180,070
3,127 Thermo Fisher Scientific, Inc. 1,631,512
11,529 Travere Therapeutics, Inc.
a
177,085
1,840 Ultragenyx Pharmaceutical, Inc.
a
84,879
2,103 uniQure NV
a
24,100
14,172 UnitedHealth Group, Inc. 6,811,630
1,521 Vanda Pharmaceuticals, Inc.
a
10,023
539 Veeva Systems, Inc.
a
106,577
5,631 Veracyte, Inc.
a
143,422
16,968 Vericel Corporation
a
637,488
1,118 Vertex Pharmaceuticals, Inc.
a
393,435
48,887 Viatris, Inc. 487,892
53,214 Viemed Healthcare, Inc.
a
520,433
21,064 Vor BioPharma, Inc.
a,b
65,088
3,024 Waters Corporation
a
806,017
945 West Pharmaceutical Services,
Inc. 361,434
1,471 Zentalis Pharmaceuticals, Inc.
a
41,497
13,443 Zimmer Biomet Holdings, Inc. 1,957,301
27,912 Zoetis, Inc. 4,806,726
Total 128,263,364
Industrials (5.9%)
3,735 3M Company 373,836
58 A.O. Smith Corporation 4,221
3,564 Acuity Brands, Inc. 581,217
22,044 Advanced Drainage Systems, Inc. 2,508,166
3,560 AGCO Corporation 467,855
33,692 Air Lease Corporation 1,410,010
10,905 Alaska Air Group, Inc.
a
579,928
40,002 American Airlines Group, Inc.
a
717,636
490 American Woodmark Corporation
a
37,421
15,732 AMETEK, Inc. 2,546,696
398 Apogee Enterprises, Inc. 18,893
2,734 Armstrong World Industries, Inc. 200,840
47,116 ASGN, Inc.
a
3,563,383
468 Atkore International Group, Inc.
a
72,980
2,069 AZZ, Inc. 89,919
81,178 Badger Infrastructure Solutions,
Ltd. 1,648,378
20,291 Barnes Group, Inc. 856,077
839 Beacon Roofing Supply, Inc.
a
69,620
5,095 Builders FirstSource, Inc.
a
692,920

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (45.1%) Value
Industrials (5.9%) - continued
9,017 Carlisle Companies, Inc. $ 2,313,131
529 Caterpillar, Inc. 130,160
17,489 Chart Industries, Inc.
a
2,794,567
11,127 Cimpress plc
a
661,834
3,053 Cintas Corporation 1,517,585
107,043 CNH Industrial NV 1,541,419
141 Columbus McKinnon Corporation 5,732
9,684 Conduent Incorporated
a
32,926
9,355 Crane Company 833,718
13,012 Crane NXT Company 734,397
1,074 CSW Industrials, Inc. 178,488
86,784 CSX Corporation 2,959,334
3,014 Curtiss-Wright Corporation 553,551
1,058 Daseke, Inc.
a
7,544
1,081 Deere & Company 438,010
45,961 Delta Air Lines, Inc.
a
2,184,986
2,061 Donaldson Company, Inc. 128,833
32 Dover Corporation 4,725
96,720 Driven Brands Holdings, Inc.
a
2,617,243
1,105 Eagle Bulk Shipping, Inc.
b
53,084
2,011 Eaton Corporation plc 404,412
2,933 EMCOR Group, Inc. 541,960
239 Equifax, Inc. 56,237
7,086 Expeditors International of
Washington, Inc. 858,327
62,664 Fastenal Company 3,696,549
6,692 Ferguson plc 1,052,719
103,176 First Advantage Corporation
a
1,589,942
20,461 Fluor Corporation
a
605,646
1,072 Forrester Research, Inc.
a
31,184
3,504 Fortune Brands Innovations, Inc. 252,113
26,035 Forward Air Corporation 2,762,574
797 Genco Shipping & Trading, Ltd. 11,182
7,178 General Dynamics Corporation 1,544,347
2,903 Gibraltar Industries, Inc.
a
182,657
61 GMS, Inc.
a
4,221
338 Gorman-Rupp Company 9,745
15,478 Greenbrier Companies, Inc. 667,102
716 Heidrick & Struggles International,
Inc. 18,953
32,405 Helios Technologies, Inc. 2,141,646
1,233 Herc Holdings, Inc. 168,736
3,926 Hillman Solutions Corporation
a
35,373
5,853 Honeywell International, Inc. 1,214,497
80,471 Howmet Aerospace, Inc. 3,988,143
1,300 Hubbell, Inc. 431,028
1,681 IDEX Corporation 361,852
1,828 Interface, Inc. 16,068
59,620 Janus International Group, Inc.
a
635,549
111 JB Hunt Transport Services, Inc. 20,094
9,636 JetBlue Airways Corporation
a
85,375
22,642 Johnson Controls International plc 1,542,826
597 Kennametal, Inc. 16,949
171 Knight-Swift Transportation
Holdings, Inc. 9,501
6,359 L3Harris Technologies, Inc. 1,244,901
17,814 Lincoln Electric Holdings, Inc. 3,538,395
11,890 ManpowerGroup, Inc. 944,066
3,504 Masterbrand, Inc.
a
40,752
1,233 Matson, Inc. 95,841
11,348 Maximus, Inc. 959,019
17,634 Middleby Corporation
a
2,606,834
15,800 Miller Industries, Inc. 560,426
4,465 Moog, Inc. 484,140
Shares Common Stock (45.1%) Value
Industrials (5.9%) - continued
1,803 MSC Industrial Direct Company,
Inc. $ 171,790
785 MYR Group, Inc.
a
108,597
138 National Presto Industries, Inc. 10,102
6,681 Northrop Grumman Corporation 3,045,200
4,224 nVent Electric plc 218,254
7,005 Old Dominion Freight Line, Inc. 2,590,099
8,368 Oshkosh Corporation 724,585
7,847 Owens Corning, Inc. 1,024,033
8,113 PACCAR, Inc. 678,652
13,573 Parker-Hannifin Corporation 5,294,013
1,260 Paycom Software, Inc. 404,762
749 Paylocity Holding Corporation
a
138,213
21,924 Pentair plc 1,416,290
6,623 Quanta Services, Inc. 1,301,088
43,915 RB Global, Inc. 2,634,900
10,363 Regal Rexnord Corporation 1,594,866
2,409 Republic Services, Inc. 368,987
1,883 Resideo Technologies, Inc.
a
33,254
5,033 Saia, Inc.
a
1,723,350
21,519 Schneider National, Inc. 618,026
5,872 SkyWest, Inc.
a
239,108
184 Snap-On, Inc. 53,027
6,218 Southwest Airlines Company 225,154
3,179 Standex International Corporation 449,733
529 Sterling Construction Company,
Inc.
a
29,518
9,725 Tennant Company 788,795
2,791 Terex Corporation 166,986
4,450 Textron, Inc. 300,953
24,064 Timken Company 2,202,578
1,562 Titan International, Inc.
a
17,932
1,455 Titan Machinery, Inc.
a
42,923
2,266 Trane Technologies plc 433,395
20,046 TransUnion 1,570,203
2,455 Trex Company, Inc.
a
160,950
1,820 TriNet Group, Inc.
a
172,845
1,325 Tutor Perini Corporation
a
9,474
96,430 Uber Technologies, Inc.
a
4,162,883
32 UniFirst Corporation/MA 4,960
4,231 Union Pacific Corporation 865,747
14,519 United Parcel Service, Inc. 2,602,531
7,023 United Rentals, Inc. 3,127,834
373 Valmont Industries, Inc. 108,562
3,102 Wabash National Corporation 79,535
45,543 WillScot Mobile Mini Holdings
Corporation
a
2,176,500
Total 115,654,331
Information Technology (10.2%)
7,856 8x8, Inc.
a
33,231
11,141 Adobe, Inc.
a
5,447,838
26,400 Advanced Micro Devices, Inc.
a
3,007,224
1,399 Alarm.com Holdings, Inc.
a
72,300
1,005 Alpha and Omega Semiconductor,
Ltd.
a
32,964
3,458 Alteryx, Inc.
a
156,993
489 American Software, Inc. 5,139
3,096 Amkor Technology, Inc. 92,106
28,053 Amphenol Corporation 2,383,102
2,269 ANSYS, Inc.
a
749,383
101,946 Apple, Inc. 19,774,466
23,896 Applied Materials, Inc. 3,453,928
7,439 Arista Networks, Inc.
a
1,205,564
5,788 Arrow Electronics, Inc.
a
829,015

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (45.1%) Value
Information Technology (10.2%) - continued
5,488 Autodesk, Inc.
a
$ 1,122,900
190 Aviat Networks, Inc.
a
6,340
79 Benchmark Electronics, Inc. 2,041
12,154 BILL Holdings, Inc.
a
1,420,195
189 Broadcom, Inc. 163,944
1,297 Cadence Design Systems, Inc.
a
304,172
1,544 CalAmp Corporation
a
1,637
66,873 Calix, Inc.
a
3,337,631
546 CDW Corporation 100,191
31,229 Ciena Corporation
a
1,326,920
148,893 Cisco Systems, Inc. 7,703,724
45,900 Cognex Corporation 2,571,318
163 Cognizant Technology Solutions
Corporation 10,641
18,628 Cohu, Inc.
a
774,180
9,683 CommScope Holding Company,
Inc.
a
54,515
1,155 Corning, Inc. 40,471
2,214 Datadog, Inc.
a
217,813
17,588 Descartes Systems Group, Inc.
a
1,408,975
12,873 DocuSign, Inc.
a
657,682
4,643 Dolby Laboratories, Inc. 388,526
58,646 Dropbox, Inc.
a
1,564,089
757 Elastic NV
a
48,539
11,508 Entegris, Inc. 1,275,317
4,107 EPAM Systems, Inc.
a
923,048
38 Fair Isaac Corporation
a
30,750
34,094 Five9, Inc.
a
2,811,050
24,974 Flex, Ltd.
a
690,281
5,093 FormFactor, Inc.
a
174,282
37,430 Fortinet, Inc.
a
2,829,334
14,108 Gen Digital, Inc. 261,703
41,403 Gilat Satellite Networks, Ltd.
a
257,941
75 GoDaddy, Inc.
a
5,635
78,806 Grid Dynamics Holdings, Inc.
a
728,956
40,331 Guidewire Software, Inc.
a
3,068,382
45,720 Hackett Group, Inc. 1,021,842
155 HP, Inc. 4,760
2,282 HubSpot, Inc.
a
1,214,229
2,179 Insight Enterprises, Inc.
a
318,875
1,829 IPG Photonics Corporation
a
248,415
31,447 Juniper Networks, Inc. 985,235
40 Keysight Technologies, Inc.
a
6,698
568 KLA Corporation 275,491
44,133 Knowles Corporation
a
797,042
2,648 Lam Research Corporation 1,702,293
40,746 Lattice Semiconductor
Corporation
a
3,914,468
2,548 Littelfuse, Inc. 742,258
2,937 LiveRamp Holding, Inc.
a
83,881
839 Lumentum Holdings, Inc.
a
47,596
24 Manhattan Associates, Inc.
a
4,797
1,636 Marvell Technology, Inc. 97,800
274 MaxLinear, Inc.
a
8,647
16,834 Microchip Technology, Inc. 1,508,158
103,277 Microsoft Corporation 35,169,950
3,910 Monolithic Power Systems, Inc. 2,112,299
266 Motorola Solutions, Inc. 78,012
2,373 NCR Corporation
a
59,800
3,812 NICE, Ltd. ADR
a,b
787,178
13,067 Nova, Ltd.
a
1,532,759
37,616 NVIDIA Corporation 15,912,320
9,725 ON Semiconductor Corporation
a
919,791
156 OSI Systems, Inc.
a
18,381
2,991 PagerDuty, Inc.
a
67,238
Shares Common Stock (45.1%) Value
Information Technology (10.2%) - continued
10,468 Palo Alto Networks, Inc.
a
$ 2,674,679
9,737 Plexus Corporation
a
956,563
11,939 PTC, Inc.
a
1,698,920
4,976 Q2 Holdings, Inc.
a
153,758
1,135 Qorvo, Inc.
a
115,804
59,954 QUALCOMM, Inc. 7,136,924
563 Qualys, Inc.
a
72,723
3,780 Rackspace Technology, Inc.
a,b
10,282
2,074 RingCentral, Inc.
a
67,882
824 Roper Industries, Inc. 396,179
28,452 Salesforce, Inc.
a
6,010,770
49,757 Samsung Electronics Company,
Ltd. 2,739,784
529 Sanmina Corporation
a
31,883
10,491 ServiceNow, Inc.
a
5,895,627
4,923 SiTime Corporation
a
580,766
7,077 Skyworks Solutions, Inc. 783,353
12,388 Splunk, Inc.
a
1,314,243
1,585 Sprinklr, Inc.
a
21,921
80,529 Sprout Social, Inc.
a
3,717,219
5,132 Synopsys, Inc.
a
2,234,524
388 Teledyne Technologies, Inc.
a
159,511
3,071 Teradata Corporation
a
164,022
95 Teradyne, Inc. 10,576
20,744 Texas Instruments, Inc. 3,734,335
11,266 Trimble, Inc.
a
596,422
199,506 TTM Technologies, Inc.
a
2,773,133
10,770 Tyler Technologies, Inc.
a
4,485,382
5,950 Unisys Corporation
a
23,681
6,267 Universal Display Corporation 903,263
4,023 Upland Software, Inc.
a
14,483
1,949 Verint Systems, Inc.
a
68,332
4,501 VeriSign, Inc.
a
1,017,091
6,761 Viavi Solutions, Inc.
a
76,602
7,261 Vishay Intertechnology, Inc. 213,473
7,839 Vontier Corporation 252,494
1,287 Western Digital Corporation
a
48,816
26,899 Wolfspeed, Inc.
a
1,495,315
32,988 Workiva, Inc.
a
3,353,560
1,377 Xerox Holdings Corporation 20,504
5,803 Yext, Inc.
a
65,632
120 Zebra Technologies Corporation
a
35,500
2,975 Zoom Video Communications,
Inc.
a
201,943
Total 199,494,463
Materials (1.7%)
803 Albemarle Corporation 179,141
438 Alcoa Corporation 14,861
13,985 AptarGroup, Inc. 1,620,302
1,210 Avery Dennison Corporation 207,878
53,573 Axalta Coating Systems, Ltd.
a
1,757,730
18,601 Ball Corporation 1,082,764
4,735 Berry Plastics Group, Inc. 304,650
9,303 Carpenter Technology Corporation 522,177
4,469 Celanese Corporation 517,510
27,846 CF Industries Holdings, Inc. 1,933,069
13,571 Cleveland-Cliffs, Inc.
a
227,450
284 Commercial Metals Company 14,955
22,618 Compass Minerals International,
Inc. 769,012
5,067 Corteva, Inc. 290,339
3,126 Eagle Materials, Inc. 582,749
16,053 Eastman Chemical Company 1,343,957
114 Hawkins, Inc. 5,437

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (45.1%) Value
Materials (1.7%) - continued
5,778 Huntsman Corporation $ 156,122
16,624 Ingevity Corporation
a
966,852
2,718 Innospec, Inc. 272,996
53,848 Ivanhoe Mines, Ltd.
a
491,837
1,000 Kaiser Aluminum Corporation 71,640
2,503 Linde plc 953,843
2,998 LSB Industries, Inc.
a
29,530
7,563 LyondellBasell Industries NV 694,510
2,915 Martin Marietta Materials, Inc. 1,345,826
1,947 Mercer International, Inc. 15,712
811 Myers Industries, Inc. 15,758
6,042 Newmont Corporation 257,752
28,220 Nucor Corporation 4,627,516
3,865 O-I Glass, Inc.
a
82,441
2,141 Orion SA 45,432
10,301 PPG Industries, Inc. 1,527,638
157,579 Ranpak Holdings Corporation
a
712,257
749 Reliance Steel & Aluminum
Company 203,421
17,172 RPM International, Inc. 1,540,844
1,483 Ryerson Holding Corporation 64,333
4,990 Schnitzer Steel Industries, Inc. 149,650
6,426 SSR Mining, Inc. 91,121
14,977 Steel Dynamics, Inc. 1,631,445
25,560 Summit Materials, Inc.
a
967,446
2,847 SunCoke Energy, Inc. 22,406
1,888 TimkenSteel Corporation
a
40,724
1,185 TriMas Corporation 32,576
1,266 Trinseo plc 16,040
110,281 Tronox Holdings plc 1,401,672
5,870 United States Lime & Minerals, Inc. 1,226,184
10,926 United States Steel Corporation 273,259
5,403 Vulcan Materials Company 1,218,052
7,298 WestRock Company 212,153
Total 32,732,969
Real Estate (1.5%)
40,881 Agree Realty Corporation 2,673,209
4,837 Alexandria Real Estate Equities,
Inc. 548,951
8,184 Apartment Income REIT
Corporation 295,361
7,120 AvalonBay Communities, Inc. 1,347,602
6,738 Camden Property Trust 733,566
1,775 CareTrust REIT, Inc. 35,252
20,836 CBRE Group, Inc.
a
1,681,674
685 Centerspace 42,032
2,329 Chatham Lodging Trust 21,799
19,456 CubeSmart 868,905
92,724 Cushman and Wakefield plc
a
758,482
5,346 Digital Realty Trust, Inc. 608,749
4,399 DigitalBridge Group, Inc. 64,709
618 EastGroup Properties, Inc. 107,285
4,513 Elme Communities 74,194
8,019 EPR Properties 375,289
25,704 Equity Commonwealth 520,763
11,235 Equity Residential 741,173
4,683 Essential Properties Realty Trust,
Inc. 110,238
938 Essex Property Trust, Inc. 219,773
3,206 Extra Space Storage, Inc. 477,213
6,447 First Industrial Realty Trust, Inc. 339,370
6,954 FirstService Corporation 1,071,542
9,389 Four Corners Property Trust, Inc. 238,481
2,054 Getty Realty Corporation 69,466
Shares Common Stock (45.1%) Value
Real Estate (1.5%) - continued
259 Gladstone Land Corporation $ 4,214
102,376 Healthcare Realty Trust, Inc. 1,930,811
88,686 Host Hotels & Resorts, Inc. 1,492,585
1,396 Howard Hughes Corporation
a
110,172
33,465 Independence Realty Trust, Inc. 609,732
2,247 Kennedy-Wilson Holdings, Inc. 36,694
1,276 Life Storage, Inc. 169,657
843 LTC Properties, Inc. 27,836
18,889 LXP Industrial Trust 184,168
2,734 Mid-America Apartment
Communities, Inc. 415,185
40,063 National Storage Affiliates Trust 1,395,394
9,115 NetSTREIT Corporation 162,885
18,489 NNN REIT, Inc. 791,144
8,487 Pebblebrook Hotel Trust 118,309
5,849 Public Storage, Inc. 1,707,206
3,875 Realty Income Corporation 231,686
11,515 Regency Centers Corporation 711,282
15,149 Rexford Industrial Realty, Inc. 791,081
11,216 Sabra Health Care REIT, Inc. 132,012
14,278 SBA Communications Corporation 3,309,069
20,682 Service Properties Trust 179,727
1,617 Terreno Realty Corporation 97,182
16,895 UDR, Inc. 725,809
2,373 Welltower, Inc. 191,952
11,525 Zillow Group, Inc.
a
567,030
Total 30,117,900
Utilities (1.0%)
2,296 AES Corporation 47,596
13,923 Alliant Energy Corporation 730,679
1,829 Artesian Resources Corporation 86,365
894 Avista Corporation 35,107
13,693 Black Hills Corporation 825,140
23,835 CenterPoint Energy, Inc. 694,790
2,352 Consolidated Water Company,
Ltd.
b
56,989
23,827 Constellation Energy Corporation 2,181,362
15,802 Duke Energy Corporation 1,418,072
7,514 Edison International 521,847
27,673 Entergy Corporation 2,694,520
17,598 Evergy, Inc. 1,028,075
461 NextEra Energy Partners, LP 27,033
63,590 NiSource, Inc. 1,739,187
15,623 NorthWestern Corporation 886,762
27,906 OGE Energy Corporation 1,002,105
5,194 PG&E Corporation
a
89,752
7,942 Pinnacle West Capital Corporation 646,955
18,093 Portland General Electric
Company 847,295
21,421 Public Service Enterprise Group,
Inc. 1,341,169
9,494 Sempra Energy 1,382,231
7,125 Spire, Inc. 452,010
7,749 UGI Corporation 208,991
826 Vistra Energy Corporation 21,683
1,607 Xcel Energy, Inc. 99,907
Total 19,065,622
Total Common Stock
(cost $680,921,410) 881,275,040

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies ( 40.5% ) Value
U.S. Affiliated  (40.0%)
4,913,436 Thrivent Core Emerging Markets
Equity Fund $ 42,206,412
5,012,855 Thrivent Core International Equity
Fund 49,226,234
5,945,642 Thrivent Core Low Volatility Equity
Fund 68,909,989
5,841,591 Thrivent Core Mid Cap Value Fund 58,649,572
2,396,366 Thrivent Core Small Cap Value
Fund 22,046,566
5,783,104 Thrivent Global Stock Portfolio 73,809,173
2,513,065 Thrivent High Yield Portfolio 10,124,133
627,947 Thrivent Income Portfolio 5,402,859
15,478,233 Thrivent International Allocation
Portfolio 137,869,266
895,006 Thrivent International Index
Portfolio 11,300,252
4,816,135 Thrivent Large Cap Value Portfolio 98,545,349
1,087,131 Thrivent Limited Maturity Bond
Portfolio 10,208,920
6,385,277 Thrivent Mid Cap Stock Portfolio 120,843,919
4,365,662 Thrivent Small Cap Stock Portfolio 72,583,503
Total 781,726,147
U.S. Unaffiliated  (0.5%)
12,875 Communication Services Select
Sector SPDR Fund 837,905
2,144 Invesco QQQ Trust Series 1 792,036
2,912 iShares Russell 2000 Growth Index
Fund 706,626
13,861 SPDR S&P 500 ETF Trust 6,144,304
17,019 SPDR S&P Biotech ETF 1,415,981
4,013 SPDR S&P Oil & Gas Exploration
ETF 516,995
Total 10,413,847
Total Registered Investment
Companies (cost $747,166,229) 792,139,994
Principal
Amount Long-Term Fixed Income ( 2.8% ) Value
Collateralized Mortgage Obligations (<0.1%)
Sequoia Mortgage Trust
$ 28,310
3.483%,  9/20/2046, Ser.
2007-1, Class 4A1
c
19,420
Total 19,420
Commercial Mortgage-Backed Securities (0.1%)
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
175,000
3.500%,  7/25/2032, Ser.
K148, Class A2
c,d
162,126
275,000
3.530%,  8/25/2032, Ser.
K149, Class A2
d
255,809
250,000
3.710%,  9/25/2032, Ser.
K-150, Class A2
c,d
235,403
1,100,000
3.820%,  12/25/2032, Ser.
K-153, Class A2
c,d
1,043,939
Principal
Amount Long-Term Fixed Income (2.8%) Value
Commercial Mortgage-Backed Securities (0.1%)
- continued
$ 275,000
4.350%,  1/25/2033, Ser.
K-154, Class A2
c,d
$ 272,161
Total 1,969,438
Mortgage-Backed Securities (1.0%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,062,058 2.500%,  5/1/2051 904,520
506,335 3.500%,  5/1/2052 461,829
492,809 4.000%,  5/1/2052 465,568
818,623 3.500%,  6/1/2052 747,038
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
250,260 2.500%,  7/1/2030 232,556
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
671,781 3.000%,  8/1/2038 619,854
578,839 3.500%,  5/1/2040 543,161
530,165 2.500%,  4/1/2042 460,990
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
1,080,025 3.000%,  1/1/2052 954,847
162,099 2.000%,  2/1/2051 133,352
105,341 2.000%,  2/1/2051 86,570
547,042 2.500%,  2/1/2051 466,571
781,932 2.500%,  2/1/2051 668,653
1,378,029 2.000%,  3/1/2051 1,129,137
1,109,700 3.000%,  3/1/2052 979,362
650,624 3.000%,  4/1/2051 574,620
662,617 3.000%,  5/1/2050 588,984
219,758 2.000%,  5/1/2051 179,997
536,366 3.000%,  5/1/2051 478,472
435,898 3.000%,  6/1/2050 389,539
125,000 5.000%,  6/1/2053
e
123,268
840,429 2.500%,  7/1/2051 715,795
368,463 3.500%,  7/1/2051 339,873
376,836 3.500%,  8/1/2050 348,188
186,006 3.500%,  9/1/2052 170,285
799,903 4.000%,  10/1/2052 752,373
222,227 2.000%,  11/1/2051 181,591
886,430 2.000%,  12/1/2050 729,083
908,125 2.500%,  12/1/2051 775,234
437,179 4.500%,  12/1/2052 423,336
250,000 5.000%,  7/1/2041
e
244,961
1,075,000 5.500%,  7/1/2042
e
1,069,793
1,540,000 4.500%,  7/1/2048
e
1,480,566
710,000 4.000%,  7/1/2049
e
666,263
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
556,921 2.500%,  3/1/2062 455,873
197,760 3.500%,  7/1/2061 179,010
405,680 4.000%,  12/1/2061 380,747
Total 20,101,859
U.S. Government & Agencies (1.7%)
U.S. Treasury Bonds
1,880,000 1.625%,  11/15/2050 1,167,509

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (2.8%) Value
U.S. Government & Agencies (1.7%) -
continued
$ 2,950,000 4.000%,  11/15/2052 $ 3,030,203
920,000 2.250%,  11/15/2027 847,370
5,000,000 2.875%,  5/15/2028 4,717,774
170,000 5.250%,  11/15/2028 178,732
125,000 0.875%,  11/15/2030 101,152
90,000 1.375%,  11/15/2031 74,211
2,500,000 2.875%,  5/15/2032 2,317,969
3,030,000 1.375%,  11/15/2040 2,027,259
120,000 3.000%,  5/15/2042 103,144
2,413,000 2.500%,  5/15/2046 1,855,465
U.S. Treasury Notes
5,800,000 3.000%,  6/30/2024 5,663,156
500,000 2.125%,  7/31/2024 482,852
2,330,000 2.250%,  11/15/2024 2,237,528
2,040,000 2.125%,  11/30/2024 1,953,619
640,000 2.625%,  1/31/2026 609,075
3,330,000 2.500%,  2/28/2026 3,156,346
300,000 0.750%,  1/31/2028 257,344
900,000 3.500%,  1/31/2028 873,949
1,700,000 3.625%,  3/31/2028 1,660,422
Total 33,315,079
Total Long-Term Fixed Income
(cost $59,392,429) 55,405,796
Shares
Collateral Held for Securities
Loaned ( 0.1% ) Value
1,117,250 Thrivent Cash Management Trust 1,117,250
Total Collateral Held for
Securities Loaned
(cost $1,117,250) 1,117,250
Shares or
Principal
Amount Short-Term Investments ( 11.6% ) Value
Federal Home Loan Bank Discount
Notes
400,000 4.800%, 7/12/2023
f,g
399,517
1,700,000 4.954%, 7/26/2023
f,g
1,694,761
100,000 5.250%, 8/9/2023
f,g
99,500
300,000 5.150%, 8/15/2023
f,g
298,257
1,100,000 5.065%, 8/16/2023
f,g
1,093,460
1,500,000 4.870%, 8/18/2023
f,g
1,490,677
2,900,000 5.090%, 9/13/2023
f,g
2,871,511
Federal National Mortgage
Association Discount Notes
7,900,000 4.860%, 9/18/2023
f,g
7,817,032
Thrivent Core Short-Term Reserve
Fund
21,181,247 5.460% 211,812,471
Total Short-Term Investments
(cost $227,490,470) 227,577,186
Total Investments (cost
$1,716,087,788) 100.1% $1,957,515,266
Other Assets and Liabilities, Net
(0.1%) (1,522,297)
Total Net Assets 100.0% $1,955,992,969
a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes variable rate securities. The rate shown is as of
June 30, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d All or a portion of the security is insured or guaranteed.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation
Portfolio as of June 30, 2023:
Securities Lending Transactions
Common Stock $ 1,094,842
Total lending $1,094,842
Gross amount payable upon return of
collateral for securities loaned $1,117,250
Net amounts due to counterparty $22,408
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 310,944,108
Gross unrealized depreciation (67,166,374)
Net unrealized appreciation (depreciation) $ 243,777,734
Cost for federal income tax purposes $ 1,720,308,825

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2023, in valuing Aggressive Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 56,699,476 56,699,476 – –
Consumer Discretionary 99,321,812 99,321,812 – –
Consumer Staples 44,192,916 44,192,916 – –
Energy 35,599,490 35,599,490 – –
Financials 120,132,697 120,132,697 – –
Health Care 128,263,364 128,263,364 – –
Industrials 115,654,331 114,005,953 1,648,378 –
Information Technology 199,494,463 196,754,679 2,739,784 –
Materials 32,732,969 32,241,132 491,837 –
Real Estate 30,117,900 30,117,900 – –
Utilities 19,065,622 19,065,622 – –
Registered Investment Companies
U.S. Affiliated 599,336,946 540,687,374 58,649,572 –
U.S. Unaffiliated 10,413,847 10,413,847 – –
Long-Term Fixed Income
Collateralized Mortgage Obligations 19,420 – 19,420 –
Commercial Mortgage-Backed Securities 1,969,438 – 1,969,438 –
Mortgage-Backed Securities 20,101,859 – 20,101,859 –
U.S. Government & Agencies 33,315,079 – 33,315,079 –
Short-Term Investments 15,764,715 – 15,764,715 –
Subtotal Investments in Securities $1,562,196,344 $1,427,496,262 $134,700,082 $–
Other Investments  * Total
Affiliated Short-Term Investments 211,812,471
U.S. Affiliated Registered Investment Cos. 182,389,201
Collateral Held for Securities Loaned 1,117,250
Subtotal Other Investments $395,318,922
Total Investments at Value $1,957,515,266
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of June 30, 2023, in valuing Aggressive Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 11,628,790 11,628,790 – –
Total Asset Derivatives $11,628,790 $11,628,790 $– $–
Liability Derivatives
Futures Contracts 5,057,497 5,057,497 – –
Total Liability Derivatives $5,057,497 $5,057,497 $– $–

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Aggressive Allocation Portfolio's futures contracts held as of June 30, 2023. Investments and/or cash totaling
$15,764,715 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 64 September 2023 $ 7,322,177 ( $ 137,177)
CBOT U.S. Long Bond 4 September 2023 508,668 (1,043)
CME E-mini S&P 500 Index 1,531 September 2023 332,400,328 11,175,210
CME Ultra Long Term U.S. Treasury Bond 4 September 2023 539,855 5,020
ICE mini MSCI EAFE Index 185 September 2023 19,774,476 163,899
Total Futures Long Contracts $ 360,545,504 $ 11,205,909
CBOT 5-Yr. U.S. Treasury Note (28) September 2023 ( $ 3,059,802) $ 61,177
CME E-mini Russell 2000 Index (435) September 2023 (41,358,162) (47,313)
CME E-mini S&P Mid-Cap 400 Index (659) September 2023 (170,072,973) (4,173,217)
CME Euro Foreign Exchange Currency (138) September 2023 (18,686,048) (207,877)
Eurex Euro STOXX 50 Index (399) September 2023 (18,814,318) (490,870)
ICE US mini MSCI Emerging Markets Index (425) September 2023 (21,423,058) 217,683
Ultra 10-Yr. U.S. Treasury Note (4) September 2023 (479,551) 5,801
Total Futures Short Contracts ( $ 273,893,912) ($4,634,616)
Total Futures Contracts $ 86,651,592 $6,571,293
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2023, for Aggressive Allocation
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 11,556,792
Total Equity Contracts 11,556,792
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 71,998
Total Interest Rate Contracts 71,998
Total Asset Derivatives $11,628,790
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 207,877
Total Foreign Exchange Contracts 207,877
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 4,711,400
Total Equity Contracts 4,711,400
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 138,220
Total Interest Rate Contracts 138,220
Total Liability Derivatives $5,057,497
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2023, for
Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 17,303,813
Total Equity Contracts
17,303,813
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts 378,582
Total Foreign Exchange Contracts 378,582
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 4,078
Futures Net realized gains/(losses) on Futures contracts 118,931
Total Interest Rate Contracts
123,009
Total $17,805,404
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2023, for Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (207,877)
Total Foreign Exchange Contracts (207,877)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 12,968,382
Total Equity Contracts 12,968,382
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts (2,316)
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (55,491)
Total Interest Rate Contracts (57,807)
Total $12,702,698
The following table presents Aggressive Allocation Portfolio's average volume of derivative activity during the period ended June 30, 2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $323,713,270
Futures - Short (194,291,271)
Interest Rate Contracts
Futures - Long 8,825,287
Futures - Short (5,624,443)
Options Written (230,620)
Foreign Exchange Contracts
Futures - Short (7,483,117)

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation
Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
6/30/2023
Shares Held at
6/30/2023
% of Net
Assets
6/30/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $39,897 $– $– $42,206 4,913 2.2%
Core International Equity 43,762 – – 49,226 5,013 2.5
Core Low Volatility Equity 72,741 – 7,000 68,910 5,946 3.5
Core Mid Cap Value – 54,990 – 58,650 5,842 3.0
Core Small Cap Value 21,903 – – 22,047 2,396 1.1
Global Stock 65,070 895 – 73,809 5,783 3.8
High Yield 9,654 293 – 10,124 2,513 0.5
Income 5,200 108 – 5,403 628 0.3
International Allocation 124,296 3,545 – 137,869 15,478 7.1
International Index 10,104 228 – 11,300 895 0.6
Large Cap Value 93,781 6,541 – 98,545 4,816 5.0
Limited Maturity Bond 9,991 154 – 10,209 1,087 0.5
Mid Cap Stock 109,957 6,197 – 120,844 6,385 6.2
Small Cap Stock 68,888 9,673 – 72,584 4,366 3.7
Total U.S. Affiliated Registered Investment
Companies 675,244 781,726 40.0
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% 240,088 124,901 153,177 211,812 21,181 10.8
Total Affiliated Short-Term Investments 240,088 211,812 10.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 720 69,522 69,125 1,117 1,117 0.1
Total Collateral Held for Securities Loaned 720 1,117 0.1
Total Value $916,052 $994,655
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 6/30/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $2,309 $ – $–
Core International Equity – 5,464 – –
Core Low Volatility Equity (1,056) 4,225 – –
Core Mid Cap Value Fund – 3,660 – –
Core Small Cap Value Fund – 144 – –
Global Stock – 7,844 – 895
High Yield – 177 – 294
Income – 95 – 108
International Allocation – 10,028 – 3,545
International Index – 968 – 228
Large Cap Value – (1,777) 4,868 1,673
Limited Maturity Bond – 64 – 153
Mid Cap Stock – 4,690 5,708 490
Small Cap Stock – (5,977) 9,234 438
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% – – – 5,962
Total Income/Non Income Cash from Affiliated
Investments $13,786
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 10
Total Affiliated Income from Securities Loaned, Net $10
Total Value ($1,056) $31,914 $ 19,810

All Cap Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 94 .2% ) Value
Communications Services (5.5%)
40,950 Alphabet, Inc., Class C
a
$ 4,953,721
18,787 Comcast Corporation 780,600
8,660 Meta Platforms, Inc.
a
2,485,247
7,010 Walt Disney Company
a
625,853
Total 8,845,421
Consumer Discretionary (9.5%)
30,689 Amazon.com, Inc.
a
4,000,618
6,400 Caesars Entertainment, Inc.
a
326,208
25,640 Clarus Corporation 234,350
45,587 Everi Holdings, Inc.
a
659,188
29,823 Ford Motor Company 451,222
6,521 Grand Canyon Education, Inc.
a
673,032
1,984 Home Depot, Inc. 616,310
3,072 Lear Corporation 440,986
8,740 Lowe's Companies, Inc. 1,972,618
8,940 NIKE, Inc. 986,708
160 NVR, Inc.
a
1,016,099
1,370 O'Reilly Automotive, Inc.
a
1,308,761
8,486 Sony Group Corporation ADR 764,079
1,152 Tesla, Inc.
a
301,559
4,730 Tractor Supply Company 1,045,803
4,909 Wyndham Hotels & Resorts, Inc. 336,610
Total 15,134,151
Consumer Staples (6.6%)
19,599 BJ's Wholesale Club Holdings,
Inc.
a
1,234,933
2,700 Casey's General Stores, Inc. 658,476
3,696 Celsius Holdings, Inc.
a
551,406
96,172 Coty, Inc.
a
1,181,954
5,662 Dollar Tree, Inc.
a
812,497
3,829 Lamb Weston Holdings, Inc. 440,143
23,160 Philip Morris International, Inc. 2,260,879
20,603 Sysco Corporation 1,528,743
12,760 Turning Point Brands, Inc. 306,368
9,840 Walmart, Inc. 1,546,651
Total 10,522,050
Energy (3.2%)
11,928 Devon Energy Corporation 576,600
14,597 Exxon Mobil Corporation 1,565,528
65,266 NOV, Inc. 1,046,867
3,086 Pioneer Natural Resources
Company 639,357
79,466 TechnipFMC plc
a
1,320,725
Total 5,149,077
Financials (12.3%)
29,570 Adyen NV ADR
a
511,265
30,791 Ally Financial, Inc. 831,665
6,760 American Express Company 1,177,592
5,486 Ameriprise Financial, Inc. 1,822,230
16,130 Arch Capital Group, Ltd.
a
1,207,331
30,010 Bank of America Corporation 860,987
4,711 Berkshire Hathaway, Inc.
a
1,606,451
19,850 Cadence Bank 389,854
6,711 Chubb, Ltd. 1,292,270
10,010 Enterprise Financial Services
Corporation 391,391
4,280 Houlihan Lokey, Inc. 420,767
9,080 Intercontinental Exchange, Inc. 1,026,766
13,838 J.P. Morgan Chase & Company 2,012,599
Shares Common Stock (94.2%) Value
Financials (12.3%) - continued
2,381 Kinsale Capital Group, Inc. $ 890,970
6,000 Mastercard, Inc. 2,359,800
7,728 Morgan Stanley 659,971
21,029 Old National Bancorp 293,144
18,174 Wells Fargo & Company 775,666
5,960 Western Alliance Bancorp 217,361
1,880 Zurich Insurance Group AG 894,295
Total 19,642,375
Health Care (14.6%)
7,356 Abbott Laboratories 801,951
3,507 AmerisourceBergen Corporation 674,852
27,927 AstraZeneca plc ADR 1,998,735
8,427 Baxter International, Inc. 383,934
1,294 Biogen, Inc.
a
368,596
7,520 Bio-Techne Corporation 613,858
1,199 Cigna Group 336,439
4,251 CVS Health Corporation 293,872
2,993 Danaher Corporation 718,320
4,160 Dexcom, Inc.
a
534,602
4,230 Elevance Health, Inc. 1,879,347
16,190 Gilead Sciences, Inc. 1,247,763
9,270 Halozyme Therapeutics, Inc.
a
334,369
2,830 HCA Healthcare, Inc. 858,848
2,462 Intuitive Surgical, Inc.
a
841,856
3,030 IQVIA Holding, Inc.
a
681,053
8,524 Johnson & Johnson 1,410,892
4,717 Laboratory Corporation of America
Holdings 1,138,354
6,902 Lantheus Holdings, Inc.
a
579,216
50,439 Maravai LifeSciences Holdings,
Inc.
a
626,957
20,086 Merck & Company, Inc. 2,317,724
3,720 Natera, Inc.
a
181,015
522 Regeneron Pharmaceuticals, Inc.
a
375,078
22,368 Stevanato Group SPA 724,276
3,599 UnitedHealth Group, Inc. 1,729,823
5,871 Zimmer Biomet Holdings, Inc. 854,818
4,406 Zoetis, Inc. 758,757
Total 23,265,305
Industrials (9.6%)
5,010 Advanced Drainage Systems, Inc. 570,038
12,983 Badger Infrastructure Solutions,
Ltd. 263,629
7,850 Crane NXT Company 443,054
3,293 FedEx Corporation 816,335
27,073 Fluor Corporation
a
801,361
4,076 General Dynamics Corporation 876,951
7,644 Honeywell International, Inc. 1,586,130
13,583 Howmet Aerospace, Inc. 673,173
41,270 Janus International Group, Inc.
a
439,938
2,363 L3Harris Technologies, Inc. 462,604
5,811 Maximus, Inc. 491,088
2,690 Middleby Corporation
a
397,663
14,495 Moog, Inc. 1,571,693
1,924 Northrop Grumman Corporation 876,959
12,913 Timken Company 1,181,927
10,215 TransUnion 800,141
28,280 Uber Technologies, Inc.
a
1,220,847
17,968 V2X, Inc.
a
890,494

All Cap Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (94.2%) Value
Industrials (9.6%) - continued
18,540 WillScot Mobile Mini Holdings
Corporation
a
$ 886,027
Total 15,250,052
Information Technology (23.2%)
1,215 Adobe, Inc.
a
594,123
2,880 ANSYS, Inc.
a
951,178
39,730 Apple, Inc. 7,706,428
17,115 Applied Materials, Inc. 2,473,802
7,720 Ciena Corporation
a
328,023
38,580 Cisco Systems, Inc. 1,996,129
9,480 Cognex Corporation 531,070
10,416 Descartes Systems Group, Inc.
a
834,426
8,650 Entegris, Inc. 958,593
3,260 F5, Inc.
a
476,808
569 Fair Isaac Corporation
a
460,440
16,370 Juniper Networks, Inc. 512,872
9,690 Lattice Semiconductor
Corporation
a
930,918
1,490 Littelfuse, Inc. 434,052
26,526 Microsoft Corporation 9,033,164
2,380 NICE, Ltd. ADR
a
491,470
4,679 NVIDIA Corporation 1,979,310
6,016 QUALCOMM, Inc. 716,145
7,063 Salesforce, Inc.
a
1,492,129
1,672 ServiceNow, Inc.
a
939,614
5,268 Texas Instruments, Inc. 948,345
2,338 Tyler Technologies, Inc.
a
973,707
2,863 Universal Display Corporation 412,644
8,414 Workiva, Inc.
a
855,367
Total 37,030,757
Materials (4.5%)
55,341 Axalta Coating Systems, Ltd.
a
1,815,738
6,300 Ball Corporation 366,723
12,220 Berry Plastics Group, Inc. 786,235
13,270 Carpenter Technology Corporation 744,845
10,805 PPG Industries, Inc. 1,602,382
3,563 Steel Dynamics, Inc. 388,118
20,258 Summit Materials, Inc.
a
766,765
51,924 Tronox Holdings plc 659,954
Total 7,130,760
Real Estate (3.0%)
6,040 Agree Realty Corporation 394,956
3,490 Alexandria Real Estate Equities,
Inc. 396,080
4,390 AvalonBay Communities, Inc. 830,896
4,130 Camden Property Trust 449,633
1,450 Equinix, Inc. 1,136,713
5,780 FirstService Corporation 890,640
5,529 Prologis, Inc. 678,021
Total 4,776,939
Utilities (2.2%)
13,890 CenterPoint Energy, Inc. 404,893
7,265 Duke Energy Corporation 651,961
3,750 Entergy Corporation 365,137
9,040 NextEra Energy, Inc. 670,768
13,499 NiSource, Inc. 369,198
6,643 NorthWestern Corporation 377,057
7,947 Portland General Electric
Company 372,158
Shares Common Stock (94.2%) Value
Utilities (2.2%) - continued
5,283 Spire, Inc. $ 335,154
Total 3,546,326
Total Common Stock
(cost $123,733,051) 150,293,213
Shares
Registered Investment
Companies ( 3 .8% ) Value
U.S. Unaffiliated  (3.8%)
4,108 iShares Expanded Tech-Software
Sector ETF 1,420,998
5,507 iShares U.S. Healthcare ETF 1,543,350
30,163 SPDR Portfolio S&P 1500
Composite Stock Market ETF 1,642,074
8,810 SPDR S&P Homebuilders ETF 707,443
3,668 SPDR S&P Semiconductor ETF 811,692
Total 6,125,557
Total Registered Investment
Companies (cost $5,362,401) 6,125,557
Shares Short-Term Investments ( 2 .3% ) Value
Thrivent Core Short-Term Reserve
Fund
366,367 5.460% 3,663,675
Total Short-Term Investments
(cost $3,663,224) 3,663,675
Total Investments (cost
$132,758,676) 100.3% $ 160,082,445
Other Assets and Liabilities, Net
(0.3%) (482,773)
Total Net Assets 100.0% $ 159,599,672
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 31,473,008
Gross unrealized depreciation (4,429,834)
Net unrealized appreciation (depreciation) $ 27,043,174
Cost for federal income tax purposes $ 133,039,271

All Cap Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2023, in valuing All Cap Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 8,845,421 8,845,421 – –
Consumer Discretionary 15,134,151 15,134,151 – –
Consumer Staples 10,522,050 10,522,050 – –
Energy 5,149,077 5,149,077 – –
Financials 19,642,375 18,748,080 894,295 –
Health Care 23,265,305 23,265,305 – –
Industrials 15,250,052 14,986,423 263,629 –
Information Technology 37,030,757 37,030,757 – –
Materials 7,130,760 7,130,760 – –
Real Estate 4,776,939 4,776,939 – –
Utilities 3,546,326 3,546,326 – –
Registered Investment Companies
U.S. Unaffiliated 6,125,557 6,125,557 – –
Subtotal Investments in Securities $ 156,418,770 $ 155,260,846 $ 1,157,924 $ –
Other Investments  * Total
Affiliated Short-Term Investments 3,663,675
Subtotal Other Investments $ 3,663,675
Total Investments at Value $ 160,082,445
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in All Cap Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
6/30/2023
Shares Held at
6/30/2023
% of Net
Assets
6/30/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% $ 2,637 $ 17,601 $ 16,574 $ 3,664 366 2.3%
Total Affiliated Short-Term Investments 2,637 3,664 2.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 601 22,807 23,408 – – –
Total Collateral Held for Securities Loaned 601 – –
Total Value $ 3,238 $ 3,664
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 6/30/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% $0 $0 $ – $ 82
Total Income/Non Income Cash from Affiliated
Investments $ 82
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 5
Total Affiliated Income from Securities Loaned, Net $ 5
Total Value $0 $0 $ –

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 5.7% )
a
Value
Basic Materials (0.2%)
Asplundh Tree Expert, LLC, Term
Loan
$ 149,844
6.934%,  (LIBOR 1M +
1.750%), 9/4/2027
b
$ 149,377
Grinding Media, Inc., Term Loan
85,184
9.199%,  (LIBOR 1M +
4.000%), 10/12/2028
b
82,682
Hyperion Materials &
Technologies, Inc., Term Loan
75,450
9.583%,  (LIBOR 3M +
4.250%), 8/30/2028
b
74,648
INEOS US Petrochem, LLC, Term
Loan
226,341
7.967%,  (LIBOR 1M +
2.750%), 1/29/2026
b
225,605
Lummus Technology Holdings V,
LLC, Term Loan
77,849
8.717%,  (LIBOR 1M +
3.500%), 6/30/2027
b
77,099
Nouryon USA, LLC, Term Loan
198,013
8.068%,  (LIBOR 3M +
2.750%), 10/1/2025
b
197,765
Spectrum Group Buyer, Inc., Term
Loan
77,005
11.324%,  (TSFR1M +
6.500%), 5/19/2028
b
72,883
Total 880,059
Capital Goods (0.6%)
Ali Group North America
Corporation, Term Loan
117,332
7.198%,  (TSFR1M +
2.000%), 7/22/2029
b
117,244
Berry Global, Inc., Term Loan
144,416
6.972%,  (LIBOR 1M +
1.750%), 7/1/2026
b
144,195
Brookfield WEC Holdings, Inc.,
Term Loan
186,565
7.943%,  (LIBOR 1M +
2.750%), 8/1/2025
b
186,046
BW Holding, Inc., Term Loan
80,319
9.414%,  (LIBOR 1M +
4.000%), 12/14/2028
b
73,224
Chart Industries, Inc., Term Loan
43,103
0.000%,  (TSFR1M +
3.850%), 3/17/2030
b,c,d
42,977
Charter Next Generation, Inc.,
Term Loan
155,665
8.967%,  (LIBOR 1M +
3.750%), 12/1/2027
b
154,303
Clydesdale Acquisition Holdings,
Inc., Term Loan
215,368
9.378%,  (TSFR1M +
4.175%), 4/13/2029
b
211,671
Cornerstone Building Brands, Inc.,
Term Loan
222,462
8.497%,  (LIBOR 1M +
3.250%), 4/12/2028
b
212,591
Emerald Debt Merger Sub, LLC,
Term Loan
168,591
8.264%,  (TSFR1M +
3.000%), 5/31/2030
b
168,433
Principal
Amount Bank Loans (5.7%)
a
Value
Capital Goods (0.6%) - continued
Foley Products Company, LLC,
Term Loan
$ 75,632
10.142%,  (SOFRRATE +
4.750%), 2/16/2029
b
$ 74,687
Ingersoll-Rand Services Company,
Term Loan
125,031
6.953%,  (LIBOR 1M +
1.750%), 2/28/2027
b
124,797
Quikrete Holdings, Inc., Term Loan
77,399
7.842%,  (LIBOR 1M +
2.625%), 1/31/2027
b
77,160
170,374
8.217%,  (LIBOR 1M +
3.000%), 3/18/2029
b
170,422
Smyrna Ready Mix Concrete, LLC,
Term Loan
160,654
9.453%,  (TSFR1M +
4.250%), 4/1/2029
b
160,453
TK Elevator U.S. Newco, Inc., Term
Loan
127,361
8.602%,  (LIBOR 6M +
3.500%), 7/31/2027
b
126,104
TransDigm, Inc., Term Loan
354,366
8.492%,  (TSFR1M +
3.250%), 8/24/2028
b,c,d
354,026
Vertiv Group Corporation, Term
Loan
125,038
7.943%,  (LIBOR 1M +
2.750%), 3/2/2027
b
124,452
Total 2,522,785
Communications Services (0.9%)
Altice France SA/France, Term
Loan
261,318
10.486%,  (TSFR1M +
5.500%), 8/31/2028
b
231,703
CCI Buyer, Inc., Term Loan
100,231
9.242%,  (LIBOR 3M +
4.000%), 12/17/2027
b
98,247
Cengage Learning, Inc., Term
Loan
82,750
9.880%,  (LIBOR 3M +
4.750%), 7/14/2026
b
80,971
Charter Communications
Operating, LLC, Term Loan
313,557
6.795%,  (LIBOR 1M +
1.750%), 2/1/2027
b
311,465
Clear Channel Outdoor Holdings,
Inc., Term Loan
231,176
8.807%,  (LIBOR 3M +
3.500%), 8/23/2026
b
220,360
Connect Finco SARL, Term Loan
76,408
8.700%,  (LIBOR 1M +
3.500%), 12/12/2026
b
76,288
Crown Subsea Communications
Holding, Inc., Term Loan
76,024
10.275%,  (LIBOR 1M +
5.000%), 4/27/2027
b
75,866
116,631
10.525%,  (TSFR1M +
5.000%), 4/27/2027
b
116,559
CSC Holdings, LLC, Term Loan
122,500
7.693%,  (LIBOR 1M +
2.500%), 4/15/2027
b
106,706

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (5.7%)
a
Value
Communications Services (0.9%) - continued
DIRECTV Financing, LLC, Term
Loan
$ 288,352
10.217%,  (LIBOR 1M +
5.000%), 8/2/2027
b
$ 281,585
Intelsat Jackson Holdings SA,
Term Loan
153,262
9.444%,  (TSFR6M +
4.250%), 2/1/2029
b
152,496
Level 3 Financing, Inc., Term Loan
131,000
6.967%,  (LIBOR 1M +
1.750%), 3/1/2027
b
121,749
Lumen Technologies, Inc., Term
Loan
161,143
7.467%,  (LIBOR 3M +
2.250%), 3/15/2027
b
123,677
MH Sub I, LLC, Term Loan
201,288
9.353%,  (TSFR1M +
4.250%), 5/3/2028
b
192,834
NEP Group, Inc., Term Loan
82,732
8.467%,  (LIBOR 1M +
3.250%), 10/20/2025
b
74,107
Nexstar Media, Inc., Term Loan
163,482
7.717%,  (LIBOR 1M +
2.500%), 9/18/2026
b
163,189
Playtika Holding Corporation, Term
Loan
100,231
7.943%,  (LIBOR 1M +
2.750%), 3/11/2028
b
99,743
Radiate Holdco, LLC, Term Loan
168,931
8.467%,  (LIBOR 1M +
3.250%), 9/25/2026
b
140,495
RLG Holdings, LLC, Term Loan
80,318
9.467%,  (LIBOR 1M +
4.250%), 7/8/2028
b
76,181
SBA Senior Finance II, LLC, Term
Loan
247,050
6.950%,  (LIBOR 1M +
1.750%), 4/11/2025
b
246,938
UPC Financing Partnership, Term
Loan
77,000
8.118%,  (LIBOR 1M +
2.925%), 1/31/2029
b
75,268
Virgin Media Bristol, LLC, Term
Loan
190,000
7.693%,  (LIBOR 1M +
2.500%), 1/31/2028
b
188,148
Zayo Group Holdings, Inc., Term
Loan
160,240
8.217%,  (LIBOR 1M +
3.000%), 3/9/2027
b
125,415
Ziggo Financing Partnership, Term
Loan
128,000
7.693%,  (LIBOR 1M +
2.500%), 4/30/2028
b
125,897
Total 3,505,887
Consumer Cyclical (1.1%)
1011778 B.C., ULC, Term Loan
311,578
6.943%,  (LIBOR 1M +
1.750%), 11/19/2026
b
309,111
AlixPartners, LLP, Term Loan
88,322
7.698%,  (LIBOR 1M +
2.500%), 2/4/2028
b
88,057
Principal
Amount Bank Loans (5.7%)
a
Value
Consumer Cyclical (1.1%) - continued
Allied Universal Holdco, LLC, Term
Loan
$ 311,621
8.934%,  (LIBOR 1M +
3.750%), 5/14/2028
b
$ 302,447
Alterra Mountain Company, Term
Loan
98,250
8.693%,  (LIBOR 1M +
3.500%), 8/17/2028
b
97,882
Arches Buyer, Inc., Term Loan
53,725
8.434%,  (LIBOR 1M +
3.250%), 12/6/2027
b
51,760
Belron Luxembourg SARL, Term
Loan
75,000
7.832%,  (TSFR1M +
2.750%), 4/13/2029
b
74,954
Caesars Entertainment, Inc., Term
Loan
198,503
8.453%,  (TSFR1M +
3.250%), 2/6/2030
b
198,322
Carnival Corporation, Term Loan
249,219
8.217%,  (LIBOR 1M +
3.000%), 6/30/2025
b
248,673
Cinemark USA, Inc., Term Loan
88,588
9.055%,  (TSFR1M +
3.750%), 5/24/2030
b
88,007
Clarios Global, LP, Term Loan
181,159
8.853%,  (TSFR1M +
3.750%), 5/4/2030
b
180,536
Crocs, Inc., Term Loan
76,476
8.863%,  (TSFR1M +
3.500%), 2/19/2029
b
76,589
Delta 2 Lux SARL, Term Loan
185,000
8.103%,  (TSFR1M +
3.000%), 1/15/2030
b
184,908
Ensemble RCM, LLC, Term Loan
75,000
0.000%,  (TSFR1M +
3.850%), 8/1/2026
b,c,d
74,906
Fertitta Entertainment, LLC/NV,
Term Loan
76,420
9.103%,  (TSFR1M +
4.000%), 1/27/2029
b
75,321
First Brands Group, LLC, Term
Loan
100,229
10.252%,  (TSFR6M +
5.000%), 3/30/2027
b
97,912
Go Daddy Operating Company,
LLC, Term Loan
122,385
8.103%,  (TSFR1M +
3.000%), 11/10/2029
b
122,550
Great Outdoors Group, LLC, Term
Loan
173,674
8.943%,  (LIBOR 1M +
3.750%), 3/5/2028
b
172,155
Harbor Freight Tools USA, Inc.,
Term Loan
155,204
7.967%,  (LIBOR 1M +
2.750%), 10/19/2027
b
152,898
Hilton Worldwide Finance, LLC,
Term Loan
188,000
6.939%,  (LIBOR 1M +
1.750%), 6/21/2026
b
187,714

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (5.7%)
a
Value
Consumer Cyclical (1.1%) - continued
IRB Holding Corporation, Term
Loan
$ 179,093
8.203%,  (TSFR1M +
3.000%), 12/15/2027
b
$ 177,694
Petco Health & Wellness
Company, Inc., Term Loan
80,983
8.754%,  (LIBOR 3M +
3.250%), 3/4/2028
b
80,310
PetSmart, LLC, Term Loan
243,998
8.953%,  (LIBOR 1M +
3.750%), 2/12/2028
b
243,185
Pilot Travel Centers, LLC, Term
Loan
209,323
7.203%,  (TSFR1M +
2.000%), 8/6/2028
b
208,800
Prime Security Services Borrower,
LLC, Term Loan
250,319
7.943%,  (LIBOR 1M +
2.750%), 9/23/2026
b
250,092
Scientific Games Holdings, LP,
Term Loan
127,040
8.421%,  (TSFR1M +
3.500%), 4/4/2029
b
125,357
Scientific Games International,
Inc., Term Loan
188,571
8.248%,  (TSFR1M +
3.000%), 4/14/2029
b
188,070
Staples, Inc., Term Loan
68,312
9.799%,  (LIBOR 3M +
4.500%), 9/12/2024
b
67,316
121,984
10.299%,  (LIBOR 3M +
5.000%), 4/12/2026
b
104,011
Stars Group Holdings BV, Term
Loan
73,439
7.754%,  (LIBOR 3M +
2.250%), 7/21/2026
b
73,375
Uber Technologies, Inc., Term
Loan
94,403
8.018%,  (TSFR1M +
2.750%), 3/3/2030
b
94,327
UFC Holdings, LLC, Term Loan
122,724
8.050%,  (LIBOR 3M +
2.750%), 4/29/2026
b
122,502
Total 4,519,741
Consumer Non-Cyclical (0.8%)
AI Aqua Merger Sub, Inc., Term
Loan
243,396
8.896%,  (TSFR1M +
3.750%), 7/30/2028
b
238,649
Alltech, Inc., Term Loan
75,450
9.215%,  (LIBOR 1M +
4.000%), 10/15/2028
b
72,715
Aramark Services, Inc., Term Loan
88,653
7.717%,  (TSFR1M +
2.500%), 6/13/2030
b
88,542
Bausch + Lomb Corporation, Term
Loan
196,511
8.592%,  (TSFR1M +
3.250%), 5/10/2027
b
190,370
Chobani, LLC, Term Loan
77,877
8.717%,  (LIBOR 1M +
3.500%), 10/23/2027
b
77,357
Principal
Amount Bank Loans (5.7%)
a
Value
Consumer Non-Cyclical (0.8%) - continued
DaVita, Inc., Term Loan
$ 62,727
6.967%,  (LIBOR 1M +
1.750%), 8/12/2026
b
$ 61,747
Elanco Animal Health, Inc., Term
Loan
98,897
7.010%,  (LIBOR 1M +
1.750%), 8/1/2027
b
97,012
Froneri U.S., Inc., Term Loan
191,519
7.453%,  (LIBOR 3M +
2.250%), 1/31/2027
b
190,226
Gainwell Acquisition Corporation,
Term Loan
283,546
9.342%,  (LIBOR 3M +
4.000%), 10/1/2027
b
278,938
ICON Luxembourg SARL, Term
Loan
215,174
7.753%,  (LIBOR 3M +
2.250%), 7/1/2028
b
215,052
Jazz Financing Lux SARL, Term
Loan
246,903
8.693%,  (LIBOR 1M +
3.500%), 5/5/2028
b
246,506
LifePoint Health, Inc., Term Loan
109,000
9.023%,  (LIBOR 3M +
3.750%), 11/16/2025
b
100,735
Medline Borrower, LP, Term Loan
453,555
8.467%,  (LIBOR 1M +
3.250%), 10/21/2028
b
448,027
Organon & Company, Term Loan
226,708
8.250%,  (LIBOR 1M +
3.000%), 6/2/2028
b
226,355
Packaging Coordinators Midco,
Inc., Term Loan
76,608
9.003%,  (LIBOR 3M +
3.500%), 11/30/2027
b
75,399
Phoenix Newco, Inc., Term Loan
184,739
8.404%,  (LIBOR 1M +
3.250%), 11/15/2028
b,c,d
183,076
PRA Health Sciences, Inc., Term
Loan
53,611
7.754%,  (LIBOR 3M +
2.250%), 7/1/2028
b
53,580
Reynolds Consumer Products,
LLC, Term Loan
149,674
6.953%,  (LIBOR 1M +
1.750%), 2/4/2027
b
149,470
Select Medical Corporation, Term
Loan
126,000
7.703%,  (LIBOR 1M +
2.500%), 3/6/2025
b
125,591
Sotera Health Holdings, LLC, Term
Loan
167,500
8.023%,  (LIBOR 3M +
2.750%), 12/11/2026
b
164,674
Total 3,284,021
Energy (0.1%)
Buckeye Partners, LP, Term Loan
125,038
7.453%,  (LIBOR 1M +
2.250%), 11/1/2026
b
124,035
CQP Holdco, LP, Term Loan
249,781
8.693%,  (LIBOR 1M +
3.500%), 6/4/2028
b
249,157

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (5.7%)
a
Value
Energy (0.1%) - continued
GIP II Blue Holding, LP, Term Loan
$ 59,207
9.717%,  (LIBOR 3M +
4.500%), 9/29/2028
b
$ 59,292
GIP III Stetson I, LP, Term Loan
71,041
9.453%,  (LIBOR 1M +
4.250%), 7/18/2025
b
70,863
Oryx Midstream Services Permian
Basin, LLC, Term Loan
59,692
8.539%,  (LIBOR 3M +
3.250%), 10/5/2028
b
59,505
Total 562,852
Financials (0.4%)
Acrisure, LLC, Term Loan
118,084
8.693%,  (LIBOR 1M +
3.500%), 2/15/2027
b
114,416
Alliant Holdings Intermediate, LLC,
Term Loan
48,628
8.647%,  (TSFR1M +
3.500%), 11/6/2027
b
48,283
AmWINS Group, Inc., Term Loan
188,550
7.443%,  (LIBOR 1M +
2.250%), 2/19/2028
b
186,642
Asurion, LLC, Term Loan
209,625
8.788%,  (LIBOR 3M +
3.250%), 12/23/2026
b
201,554
26,443
8.788%,  (LIBOR 3M +
3.250%), 7/31/2027
b
24,974
Edelman Financial Engines Center,
LLC, Term Loan
51,605
8.943%,  (LIBOR 1M +
3.750%), 4/7/2028
b
50,231
First Eagle Holdings, Inc., Term
Loan
51,588
8.038%,  (LIBOR 3M +
2.500%), 2/2/2027
b
50,685
FleetCor Technologies Operating
Company, LLC, Term  Loan
100,234
6.952%,  (LIBOR 1M +
1.750%), 4/30/2028
b
99,357
Focus Financial Partners, LLC,
Term Loan
85,569
8.353%,  (TSFR1M +
3.250%), 6/30/2028
b
84,808
Howden Group Holdings, Ltd.,
Term Loan
51,603
8.500%,  (LIBOR 1M +
3.250%), 11/12/2027
b
51,231
HUB International, Ltd., Term Loan
237,500
9.326%,  (TSFR1M +
4.250%), 6/20/2030
b,c,d
237,930
Hudson River Trading, LLC, Term
Loan
53,589
8.217%,  (TSFR1M +
3.000%), 3/18/2028
b
52,035
Jane Street Group, LLC, Term
Loan
100,229
7.967%,  (LIBOR 1M +
2.750%), 1/26/2028
b
99,907
Sedgwick Claims Management
Services, Inc., Term Loan
87,281
8.853%,  (TSFR1M +
3.750%), 2/24/2028
b
86,668
Principal
Amount Bank Loans (5.7%)
a
Value
Financials (0.4%) - continued
Trans Union, LLC, Term Loan
$ 161,785
7.467%,  (LIBOR 1M +
2.250%), 12/1/2028
b
$ 161,262
USI, Inc./NY, Term Loan
186,590
8.992%,  (TSFR1M +
3.750%), 11/22/2029
b
186,124
VFH Parent, LLC, Term Loan
76,230
8.189%,  (TSFR1M +
3.000%), 1/13/2029
b
75,825
Total 1,811,932
Technology (1.2%)
Amentum Government Services
Holdings, LLC, Term  Loan
125,053
9.147%,  (TSFR1M +
4.000%), 2/15/2029
b,e
121,926
AthenaHealth Group, Inc., Delayed
Draw
29,756
0.000%,  (TSFR1M +
3.500%), 2/15/2029
b,c,d
28,603
AthenaHealth Group, Inc., Term
Loan
241,609
8.589%,  (PRIME + 3.500%),
2/15/2029
b
232,247
Boxer Parent Company, Inc., Term
Loan
191,310
8.948%,  (LIBOR 1M +
3.750%), 10/2/2025
b
189,580
Central Parent, Inc., Term Loan
223,875
9.492%,  (TSFR3M +
4.250%), 7/6/2029
b
223,100
Cloud Software Group, Inc., Term
Loan
135,660
9.842%,  (TSFR3M +
4.500%), 3/30/2029
b
126,673
Coherent Corporation, Term Loan
115,498
7.967%,  (LIBOR 3M +
2.750%), 7/1/2029
b
115,065
CommScope, Inc., Term Loan
79,793
8.467%,  (LIBOR 1M +
3.250%), 4/4/2026
b
76,282
CoreLogic, Inc., Term Loan
102,478
8.750%,  (LIBOR 1M +
3.500%), 6/2/2028
b
92,384
Cornerstone OnDemand, Inc.,
Term Loan
136,960
9.254%,  (LIBOR 1M +
3.750%), 10/15/2028
b
127,459
Dcert Buyer, Inc., Term Loan
151,823
9.264%,  (LIBOR 6M +
4.000%), 10/16/2026
b
150,258
Dun & Bradstreet Corporation,
Term Loan
149,815
8.434%,  (LIBOR 1M +
3.250%), 2/8/2026
b
149,853
Entegris, Inc., Term Loan
109,269
7.952%,  (TSFR1M +
2.750%), 7/6/2029
b
109,338
Gen Digital, Inc., Term Loan
144,516
7.202%,  (TSFR1M +
2.000%), 9/12/2029
b
143,704

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (5.7%)
a
Value
Technology (1.2%) - continued
Genesys Cloud Services Holdings
II, LLC, Term Loan
$ 125,359
9.201%,  (LIBOR 1M +
4.000%), 12/1/2027
b
$ 124,911
Hyland Software, Inc., Term Loan
125,016
8.693%,  (LIBOR 1M +
3.500%), 7/1/2024
b
123,891
Informatica, LLC, Term Loan
125,050
8.000%,  (LIBOR 1M +
2.750%), 10/29/2028
b
124,620
Ingram Micro, Inc., Term Loan
93,144
9.038%,  (LIBOR 3M +
3.500%), 7/2/2028
b
92,737
Magenta Buyer, LLC, Term Loan
135,313
10.030%,  (LIBOR 3M +
4.750%), 7/27/2028
b
101,428
McAfee Corporation, Term Loan
257,053
9.010%,  (TSFR1M +
3.750%), 3/1/2029
b
245,377
Mitchell International, Inc., Term
Loan
156,809
8.943%,  (LIBOR 1M +
3.750%), 10/15/2028
b
152,967
MKS Instruments, Inc., Term Loan
225,298
7.939%,  (TSFR1M +
2.750%), 8/17/2029
b
225,298
Open Text Corporation, Term Loan
192,035
8.703%,  (TSFR1M +
3.500%), 1/31/2030
b
192,836
Peraton Corporation, Term Loan
389,952
8.953%,  (LIBOR 1M +
3.750%), 2/1/2028
b
382,364
Polaris Newco, LLC, Term Loan
225,280
9.538%,  (LIBOR 3M +
4.000%), 6/4/2028
b
206,882
Proofpoint, Inc., Term Loan
166,731
8.467%,  (LIBOR 1M +
3.250%), 8/31/2028
b
162,979
RealPage, Inc., Term Loan
127,030
8.198%,  (LIBOR 1M +
3.000%), 4/22/2028
b
124,140
SS&C Technologies, Inc., Term
Loan
35,891
6.967%,  (LIBOR 1M +
1.750%), 4/16/2025
b
35,849
34,216
6.967%,  (LIBOR 1M +
1.750%), 4/16/2025
b
34,176
47,133
6.967%,  (LIBOR 1M +
1.750%), 4/16/2025
b
47,066
Tempo Acquisition, LLC, Term
Loan
122,071
8.102%,  (TSFR1M +
3.000%), 8/31/2028
b
122,071
UKG, Inc., Term Loan
266,967
8.271%,  (LIBOR 2M +
3.250%), 5/3/2026
b
261,711
Verscend Holding Corporation,
Term Loan
183,595
9.217%,  (LIBOR 1M +
4.000%), 8/27/2025
b
183,327
Total 4,831,102
Principal
Amount Bank Loans (5.7%)
a
Value
Transportation (0.3%)
AAdvantage Loyalty IP, Ltd., Term
Loan
$ 301,645
10.000%,  (LIBOR 3M +
4.750%), 4/20/2028
b
$ 307,678
Air Canada, Term Loan
237,754
8.839%,  (LIBOR 3M +
3.500%), 8/11/2028
b
237,414
Apple Bidco, LLC, Term Loan
82,291
7.967%,  (TSFR1M +
4.000%), 9/23/2028
b
81,498
Brown Group Holding, LLC, Term
Loan
100,180
7.703%,  (LIBOR 1M +
2.500%), 6/7/2028
b
98,552
Genesee & Wyoming, Inc., Term
Loan
125,031
7.342%,  (LIBOR 3M +
2.000%), 12/30/2026
b
124,836
SkyMiles IP, Ltd., Term Loan
240,066
9.060%,  (LIBOR 3M +
3.750%), 10/20/2027
b
249,124
United Airlines, Inc., Term Loan
284,803
9.292%,  (LIBOR 3M +
3.750%), 4/21/2028
b
284,250
Total 1,383,352
Utilities (0.1%)
PG&E Corporation, Term Loan
184,173
8.217%,  (LIBOR 1M +
3.000%), 6/23/2025
b
183,745
Total 183,745
Total Bank Loans
(cost $23,511,430) 23,485,476
Principal
Amount Long-Term Fixed Income ( 42.7% ) Value
Asset-Backed Securities (4.4%)
510 Asset Backed Trust
200,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
f,g
170,857
277,527
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
f,g
251,061
200,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
f,g
172,200
720 East CLO I, Ltd.
500,000
8.825%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
b,f
503,901
Affirm Asset Securitization Trust
550,000
4.300%,  5/17/2027, Ser.
2022-A, Class 1A
f
535,232
650,000
6.610%,  1/18/2028, Ser.
2023-A, Class A
f
646,766
Anchorage Capital CLO 21, Ltd.
250,000
7.650%,  (LIBOR 3M +
2.400%), 10/20/2034, Ser.
2021-21A, Class C
b,f
240,708
Ares XL CLO, Ltd.
250,000
8.060%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,f
236,660

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (42.7%) Value
Asset-Backed Securities (4.4%) - continued
Babson CLO, Ltd.
$ 550,000
8.150%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,f
$ 531,498
Bankers Healthcare Group
Securitization Trust
373,471
5.280%,  10/17/2035, Ser.
2022-C, Class A
f
369,247
Barings CLO, Ltd.
400,000
8.400%,  (LIBOR 3M +
3.150%), 1/20/2032, Ser.
2016-2A, Class DR2
b,f
379,084
Business Jet Securities, LLC
33,486
2.981%,  11/15/2035, Ser.
2020-1A, Class A
f
31,637
253,609
4.455%,  6/15/2037, Ser.
2022-1A, Class A
f
242,204
CarVal CLO VII-C, Ltd.
625,000
7.433%,  (TSFR3M +
2.750%), 1/20/2035, Ser.
2023-1A, Class B1
b,f
625,768
CarVal CLO VIII-C, Ltd.
650,000
8.071%,  (TSFR3M +
3.000%), 10/22/2035, Ser.
2022-2A, Class B1
b,f
652,149
CarVal CLO, Ltd.
350,000
8.756%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
b,f
327,946
College Avenue Student Loans,
LLC
91,772
6.800%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
b,f
91,643
Dewolf Park CLO, Ltd.
350,000
8.110%,  (LIBOR 3M +
2.850%), 10/15/2030, Ser.
2017-1A, Class DR
b,f
323,693
FirstKey Homes Trust
650,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
f
581,516
GMAC Mortgage Corporation
Loan Trust
28,597
5.650%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,h
15,976
GSAA Home Equity Trust
76,740
4.480%,  8/25/2034, Ser.
2004-10, Class M2
b,g
69,739
Harley Marine Financing, LLC
399,937
6.682%,  5/15/2043, Ser.
2018-1A, Class A2
f
399,786
Invesco US CLO, Ltd.
650,000
7.620%,  (TSFR3M +
2.750%), 4/22/2035, Ser.
2023-1A, Class B
b,f
651,910
Longfellow Place CLO, Ltd.
375,000
7.560%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,f
373,047
Principal
Amount Long-Term Fixed Income (42.7%) Value
Asset-Backed Securities (4.4%) - continued
Madison Park Funding XVIII, Ltd.
$ 650,000
7.161%,  (LIBOR 3M +
1.900%), 10/21/2030, Ser.
2015-18A, Class CRR
b,f
$ 620,374
Neuberger Berman CLO, Ltd.
350,000
8.260%,  (LIBOR 3M +
3.000%), 10/15/2029, Ser.
2013-15A, Class DR2
b,f
324,193
OZLM VIII, Ltd.
300,000
6.910%,  (LIBOR 3M +
1.650%), 10/17/2029, Ser.
2014-8A, Class A2R3
b,f
292,301
Pagaya AI Debt Trust
363,151
7.556%,  7/15/2030, Ser.
2023-1, Class A
f
363,614
Pagaya AI Technology in Housing
Trust
400,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
f
375,010
PPM CLO 6, Ltd.
600,000
9.075%,  (TSFR3M +
4.500%), 1/20/2031, Ser.
2022-6A, Class C
b,f
599,677
Preferred Term Securities XXIII,
Ltd./Preferred Term Securities
XXIII, Inc.
32,906
5.752%,  (LIBOR 3M +
0.200%), 12/22/2036, Ser.
A-FP
b,f
31,958
Pretium Mortgage Credit Partners,
LLC
450,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
f,g
394,441
250,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
f,g
206,042
275,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
f,g
224,583
316,783
2.487%,  10/25/2051, Ser.
2021-NPL5, Class A1
f,g
294,739
Progress Residential Trust
550,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
f
500,599
Sculptor CLO, Ltd.
250,000
7.650%,  (LIBOR 3M +
2.400%), 1/20/2035, Ser. 28A,
Class C
b,f
235,660
Silver Point CLO 2, Ltd.
500,000
7.782%,  (TSFR3M +
2.700%), 4/20/2035, Ser.
2023-2A, Class A2
b,f
501,860
Stanwich Mortgage Loan
Company, LLC
500,154
2.735%,  10/16/2026, Ser.
2021-NPB1, Class A1
f,g
452,056
Stratus CLO, Ltd.
425,000
7.750%,  (LIBOR 3M +
2.500%), 12/29/2029, Ser.
2021-1A, Class D
b,f
401,721
400,000
8.098%,  (TSFR3M +
3.050%), 10/20/2031, Ser.
2022-3A, Class B
b,f
401,060

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (42.7%) Value
Asset-Backed Securities (4.4%) - continued
Upstart Securitization Trust
$ 432,113
6.590%,  2/20/2033, Ser.
2023-1, Class A
f
$ 430,623
350,000
6.770%,  6/20/2033, Ser.
2023-2, Class A
d,e,f
349,986
Vericrest Opportunity Loan
Transferee
200,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
f,g
178,748
250,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
f,g
223,066
302,629
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
f,g
274,520
350,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
f,g
302,268
200,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
f,g
168,641
350,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
f,g
313,752
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
f,g
204,824
Whitebox CLO III, Ltd.
300,000
7.460%,  (LIBOR 3M +
2.200%), 10/15/2034, Ser.
2021-3A, Class C
b,f
289,216
Whitebox CLO IV, Ltd.
500,000
7.380%,  (TSFR3M +
2.600%), 4/20/2036, Ser.
2023-4A, Class B
b,f
499,483
Wind River CLO, Ltd.
200,000
7.250%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,f
190,502
Total 18,069,745
Basic Materials (0.6%)
Alcoa Nederland Holding BV
84,000 5.500%,  12/15/2027
f
81,238
Anglo American Capital plc
60,000 3.875%,  3/16/2029
f
54,525
ATI, Inc., Convertible
81,000 3.500%,  6/15/2025 234,495
Cascades, Inc./Cascades USA,
Inc.
50,000 5.125%,  1/15/2026
f
47,779
Chemours Company
105,000 5.750%,  11/15/2028
f
96,483
Cleveland-Cliffs, Inc.
60,000 5.875%,  6/1/2027 58,558
80,000 4.625%,  3/1/2029
f,i
72,051
Consolidated Energy Finance SA
148,000 5.625%,  10/15/2028
f
125,830
Ecolab, Inc.
54,000 2.125%,  2/1/2032 44,194
EIDP, Inc.
33,000 4.500%,  5/15/2026 32,399
First Quantum Minerals, Ltd.
161,000 6.875%,  10/15/2027
f
157,056
FMC Corporation
36,000 5.150%,  5/18/2026 35,416
Principal
Amount Long-Term Fixed Income (42.7%) Value
Basic Materials (0.6%) - continued
Freeport-McMoRan, Inc.
$ 128,000 4.625%,  8/1/2030 $ 120,608
Glencore Funding, LLC
67,000 4.000%,  3/27/2027
f
63,857
Hecla Mining Company
25,000 7.250%,  2/15/2028 24,775
Hudbay Minerals, Inc.
105,000 4.500%,  4/1/2026
f
97,770
Illumina, Inc.
63,000 9.000%,  7/1/2028
f
54,896
International Flavors & Fragrances,
Inc.
62,000 1.230%,  10/1/2025
f
55,272
Methanex Corporation
69,000 4.250%,  12/1/2024 67,237
Mosaic Company
87,000 4.050%,  11/15/2027 82,839
Novelis Corporation
30,000 3.250%,  11/15/2026
f
27,155
65,000 4.750%,  1/30/2030
f
57,766
30,000 3.875%,  8/15/2031
f
24,678
Nutrien, Ltd.
86,000 4.000%,  12/15/2026 82,510
OCI NV
55,000 4.625%,  10/15/2025
f
52,447
Olin Corporation
115,000 5.125%,  9/15/2027 109,667
Peabody Energy Corporation,
Convertible
79,000 3.250%,  3/1/2028
i
106,097
SCIL IV, LLC/SCIL USA Holdings,
LLC
76,000 5.375%,  11/1/2026
f
69,285
SPCM SA
72,000 3.375%,  3/15/2030
f
59,894
SunCoke Energy, Inc.
75,000 4.875%,  6/30/2029
f
62,989
Taseko Mines, Ltd.
52,000 7.000%,  2/15/2026
f
47,395
Unifrax Escrow Issuer Corporation
64,000 5.250%,  9/30/2028
f
46,204
United States Steel Corporation
81,000 6.875%,  3/1/2029 80,119
United States Steel Corporation,
Convertible
92,000 5.000%,  11/1/2026 179,814
Westlake Corporation
45,000 3.600%,  8/15/2026 42,229
Total 2,655,527
Capital Goods (1.4%)
Advanced Drainage Systems, Inc.
72,000 6.375%,  6/15/2030
f
71,227
AECOM
145,000 5.125%,  3/15/2027 140,298
Amcor Finance USA, Inc.
41,000 5.625%,  5/26/2033 40,502
Amphenol Corporation
39,000 4.750%,  3/30/2026 38,534

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (42.7%) Value
Capital Goods (1.4%) - continued
Amsted Industries, Inc.
$ 80,000 5.625%,  7/1/2027
f
$ 77,375
20,000 4.625%,  5/15/2030
f
17,839
ARD Finance SA
23,000 6.500%,  6/30/2027
f
18,633
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
75,000 5.250%,  8/15/2027
f
63,531
26,000 5.250%,  8/15/2027
f
22,024
Boeing Company
113,000 4.875%,  5/1/2025 111,394
52,000 2.196%,  2/4/2026 47,726
67,000 3.250%,  3/1/2028 60,947
90,000 5.150%,  5/1/2030 89,132
Bombardier, Inc.
41,000 7.125%,  6/15/2026
f
40,724
92,000 7.875%,  4/15/2027
f
91,763
60,000 6.000%,  2/15/2028
f
56,706
Builders FirstSource, Inc.
45,000 5.000%,  3/1/2030
f
42,076
Canpack SA/Canpack US, LLC
130,000 3.125%,  11/1/2025
f
118,932
Carrier Global Corporation
75,000 2.722%,  2/15/2030 64,554
Chart Industries, Inc.
87,000 7.500%,  1/1/2030
f
88,762
Chart Industries, Inc., Convertible
94,000 1.000%,  11/15/2024 257,701
Clean Harbors, Inc.
116,000 6.375%,  2/1/2031
f
116,726
Clydesdale Acquisition Holdings,
Inc.
10,000 6.625%,  4/15/2029
f
9,537
20,000 8.750%,  4/15/2030
f
17,654
Cornerstone Building Brands, Inc.
50,000 6.125%,  1/15/2029
f
39,500
Covanta Holding Corporation
53,000 4.875%,  12/1/2029
f
45,845
CP Atlas Buyer, Inc.
90,000 7.000%,  12/1/2028
f
70,650
Crown Cork & Seal Company, Inc.
65,000 7.375%,  12/15/2026 67,195
Emerald Debt Merger Sub, LLC
142,000 6.625%,  12/15/2030
f
140,758
General Electric Company
23,000
8.882%,  (LIBOR 3M +
3.330%), 9/15/2023
b,j
23,000
GFL Environmental, Inc.
88,000 4.000%,  8/1/2028
f
78,677
102,000 3.500%,  9/1/2028
f
90,778
Greenbrier Companies, Inc.,
Convertible
168,000 2.875%,  4/15/2028 165,396
H&E Equipment Services, Inc.
155,000 3.875%,  12/15/2028
f
134,196
Herc Holdings, Inc.
90,000 5.500%,  7/15/2027
f
86,233
Howmet Aerospace, Inc.
67,000 6.875%,  5/1/2025 68,065
192,000 3.000%,  1/15/2029 167,810
Principal
Amount Long-Term Fixed Income (42.7%) Value
Capital Goods (1.4%) - continued
Huntington Ingalls Industries, Inc.
$ 67,000 4.200%,  5/1/2030 $ 62,080
JELD-WEN, Inc.
30,000 4.625%,  12/15/2025
f
29,063
John Deere Capital Corporation
37,000 4.750%,  1/20/2028 36,969
84,000 2.800%,  7/18/2029 75,272
38,000 4.700%,  6/10/2030 37,749
44,000 3.900%,  6/7/2032 41,550
Kaman Corporation, Convertible
77,000 3.250%,  5/1/2024 74,151
KBR, Inc., Convertible
160,000 2.500%,  11/1/2023 409,280
Mauser Packaging Solutions
Holding Company
95,000 9.250%,  4/15/2027
f
87,685
MIWD Holdco II, LLC
39,000 5.500%,  2/1/2030
f
32,175
Mueller Water Products, Inc.
49,000 4.000%,  6/15/2029
f
43,477
Nesco Holdings II, Inc.
75,000 5.500%,  4/15/2029
f
67,125
New Enterprise Stone and Lime
Company, Inc.
116,000 5.250%,  7/15/2028
f
105,564
Northrop Grumman Corporation
22,000 4.700%,  3/15/2033 21,591
OI European Group BV
85,000 4.750%,  2/15/2030
f
76,718
Otis Worldwide Corporation
47,000 2.056%,  4/5/2025 44,292
Owens-Brockway Glass Container,
Inc.
46,000 6.625%,  5/13/2027
f
45,548
Pactiv Evergreen Group
55,000 4.375%,  10/15/2028
f
47,623
Parker-Hannifin Corporation
36,000 4.250%,  9/15/2027 34,905
Patrick Industries, Inc., Convertible
98,000 1.750%,  12/1/2028 95,158
PGT Innovations, Inc.
73,000 4.375%,  10/1/2029
f
68,095
Raytheon Technologies
Corporation
91,000 4.125%,  11/16/2028 87,645
Republic Services, Inc.
37,000 3.950%,  5/15/2028 35,468
Roller Bearing Company of
America, Inc.
65,000 4.375%,  10/15/2029
f
58,234
Sealed Air Corporation
73,000 6.125%,  2/1/2028
f
72,462
Silgan Holdings, Inc.
35,000 4.125%,  2/1/2028 32,114
SRM Escrow Issuer, LLC
135,000 6.000%,  11/1/2028
f
127,311
Textron, Inc.
67,000 3.650%,  3/15/2027 62,759
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
30,000 7.750%,  4/15/2026
f
27,225

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (42.7%) Value
Capital Goods (1.4%) - continued
TransDigm, Inc.
$ 110,000 6.250%,  3/15/2026
f
$ 109,462
248,000 5.500%,  11/15/2027 233,914
Triumph Group, Inc.
75,000 9.000%,  3/15/2028
f
76,578
United Rentals North America, Inc.
70,000 4.875%,  1/15/2028 66,611
85,000 4.000%,  7/15/2030 75,279
Waste Connections, Inc.
21,000 3.200%,  6/1/2032 18,302
Waste Pro USA, Inc.
35,000 5.500%,  2/15/2026
f
32,445
WESCO Distribution, Inc.
130,000 7.250%,  6/15/2028
f
132,607
Total 5,666,886
Collateralized Mortgage Obligations (3.5%)
Banc of America Alternative Loan
Trust
220,478
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 189,906
Banc of America Mortgage
Securities Trust
80,932
3.872%,  9/25/2035, Ser.
2005-H, Class 3A1
b
73,767
26,895
4.012%,  9/25/2035, Ser.
2005-H, Class 2A1
b
23,336
Bear Stearns Adjustable Rate
Mortgage Trust
49,616
3.838%,  1/25/2034, Ser.
2003-8, Class 5A
b
42,139
CAFL Issuer, LLC
350,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
f
319,095
Cascade Funding Mortgage Trust,
LLC
438,179
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
b,f
418,211
CHL Mortgage Pass-Through Trust
100,191
4.073%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
95,955
236,194
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 131,777
CHNGE Mortgage Trust
249,821
3.757%,  3/25/2067, Ser.
2022-2, Class A1
b,f
230,461
357,756
5.000%,  5/25/2067, Ser.
2022-3, Class A1
b,f
345,026
393,329
6.525%,  6/25/2058, Ser.
2023-2, Class A1
f,g
390,297
462,693
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
f,g
445,134
400,000
7.100%,  7/25/2058, Ser.
2023-3, Class A1
f,g
398,532
531,413
6.000%,  10/25/2057, Ser.
2022-4, Class A1
f,g
518,238
CIM Trust
490,445
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
f,g
486,474
Principal
Amount Long-Term Fixed Income (42.7%) Value
Collateralized Mortgage Obligations (3.5%) -
continued
Citigroup Mortgage Loan Trust,
Inc.
$ 79,795
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 $ 70,771
186,608
4.223%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
161,604
Countrywide Home Loan
Mortgage Pass Through Trust
402,532
3.504%,  11/25/2035, Ser.
2005-22, Class 2A1
b
317,910
Credit Suisse Mortgage Trust
352,213
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,f
343,754
223,824
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,f
184,265
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
135,223
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 119,682
85,365
3.104%,  8/25/2035, Ser.
2005-AR1, Class 2A3
b
75,566
Federal Home Loan Mortgage
Corporation
402,152
3.500%,  8/15/2035, Ser.
345, Class C8
k
42,976
Federal Home Loan Mortgage
Corporation - REMIC
653,700
4.000%,  1/25/2051, Ser.
5249, Class LA 623,692
223,154
3.000%,  5/15/2027, Ser.
4046, Class GI
k
7,504
296,062
3.500%,  10/15/2032, Ser.
4119, Class KI
k
29,216
368,243
3.000%,  4/15/2033, Ser.
4203, Class DI
k
19,554
Federal National Mortgage
Association - REMIC
404,697
4.500%,  6/25/2052, Ser.
2022-43, Class MA 390,385
485,350
4.000%,  7/25/2052, Ser.
2022-37, Class PE 460,852
278,803
3.000%,  7/25/2027, Ser.
2012-73, Class DI
k
9,675
238,399
3.000%,  7/25/2027, Ser.
2012-74, Class AI
k
8,524
425,391
3.000%,  8/25/2027, Ser.
2012-95, Class HI
k
12,062
600,079
3.000%,  11/25/2027, Ser.
2012-121, Class BI
k
25,312
356,692
3.000%,  12/25/2027, Ser.
2012-139, Class DI
k
12,458
179,040
2.500%,  1/25/2028, Ser.
2012-152, Class AI
k
6,535
474,655
3.000%,  1/25/2028, Ser.
2012-147, Class EI
k
16,447
213,527
3.000%,  2/25/2028, Ser.
2013-2, Class GI
k
8,855
601,822
3.000%,  3/25/2028, Ser.
2013-18, Class IL
k
19,834
208,683
2.500%,  6/25/2028, Ser.
2013-87, Class IW
k
8,433
268,907
3.000%,  11/25/2031, Ser.
2013-69, Class IO
k
8,053

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (42.7%) Value
Collateralized Mortgage Obligations (3.5%) -
continued
$ 317,419
3.000%,  2/25/2033, Ser.
2013-1, Class YI
k
$ 27,758
390,634
4.500%,  1/25/2046, Ser.
2022-68, Class BA 380,079
Flagstar Mortgage Trust
158,967
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,f
136,611
GCAT Trust
373,978
5.730%,  8/25/2067, Ser.
2022-NQM4, Class A3
f,g
362,181
Genworth Mortgage Insurance
Corporation
122,809
6.967%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
b,f
123,056
GMAC Mortgage Corporation
Loan Trust
37,345
3.539%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
32,876
GMACM Mortgage Loan Trust
25,282
3.621%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
23,113
GS Mortgage-Backed Securities
Trust
540,967
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
b,f
531,500
Home RE, Ltd.
325,000
8.567%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
b,f
329,547
IndyMac INDA Mortgage Loan
Trust
533,288
3.354%,  8/25/2036, Ser.
2006-AR1, Class A1
b
415,107
J.P. Morgan Mortgage Trust
213,897
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,f
167,431
574,985
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
b,f
557,242
92,823
4.121%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
72,154
LHOME Mortgage Trust
215,636
2.090%,  2/25/2026, Ser.
2021-RTL1, Class A1
b,f
212,496
Merrill Lynch Alternative Note
Asset Trust
249,734
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 99,945
MortgageIT Trust
593,167
5.610%,  (LIBOR 1M +
0.460%), 6/25/2047, Ser.
2007-1, Class 1A1
b
479,556
Onslow Bay Mortgage Loan Trust
319,801
5.700%,  8/25/2062, Ser.
2022-NQM7, Class A3
f,g
306,688
PRKCM Trust
498,306
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
f
495,729
Radnor Re, Ltd.
600,000
8.817%,  (SOFR30A +
3.750%), 9/25/2032, Ser.
2022-1, Class M1A
b,f
606,280
Principal
Amount Long-Term Fixed Income (42.7%) Value
Collateralized Mortgage Obligations (3.5%) -
continued
Residential Accredit Loans, Inc.
Trust
$ 87,586
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A $ 73,918
80,622
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 62,016
Residential Asset Securitization
Trust
111,382
3.435%,  1/25/2034, Ser.
2004-IP1, Class A1
b
103,959
Residential Funding Mortgage
Security I Trust
151,788
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 117,066
ROC Securities Trust Series
675,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,f
645,413
Structured Adjustable Rate
Mortgage Loan Trust
54,937
3.763%,  7/25/2035, Ser.
2005-15, Class 4A1
b
46,907
Verus Securitization Trust
293,081
2.491%,  11/25/2066, Ser.
2021-8, Class A3
b,f
241,497
607,117
6.560%,  12/25/2067, Ser.
2023-1, Class A2
f,g
603,353
Total 14,345,745
Commercial Mortgage-Backed Securities (0.4%)
BANK5 2023-5YR1
475,000
6.412%,  4/15/2056, Ser.
2023-5YR1, Class AS
b
475,608
BBCMS Mortgage Trust
2,246,405
1.152%,  9/15/2055, Ser.
2022-C17, Class XA
b,k
176,947
BFLD Trust
225,000
6.893%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,f
141,788
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
300,000
4.200%,  5/25/2033, Ser.
K-157, Class A2
h
293,643
GS Mortgage Securities Trust
150,000
6.794%,  (LIBOR 1M +
1.600%), 5/15/2026, Ser.
2021-ROSS, Class B
b,f
128,711
MSWF Commercial Mortgage Trust
300,000
5.752%,  5/15/2033, Ser.
2023-1, Class A5 307,730
SCOTT Trust
225,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
f
223,362
Silver Hill Trust
66,436
3.102%,  11/25/2049, Ser.
2019-1, Class A1
b,f
62,436
Total 1,810,225

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (42.7%) Value
Communications Services (1.4%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
$ 64,000 10.500%,  2/15/2028
f
$ 32,960
Altice Financing SA
30,000 5.750%,  8/15/2029
f
23,240
Altice France SA/France
85,000 8.125%,  2/1/2027
f
73,603
75,000 5.125%,  7/15/2029
f
53,241
70,000 5.500%,  10/15/2029
f
50,060
AMC Networks, Inc.
30,000 5.000%,  4/1/2024 29,535
112,000 4.250%,  2/15/2029 60,208
American Tower Corporation
73,000 4.400%,  2/15/2026 70,742
44,000 1.450%,  9/15/2026 38,708
59,000 5.500%,  3/15/2028 58,590
57,000 3.800%,  8/15/2029 52,000
AT&T, Inc.
131,000 4.300%,  2/15/2030 124,348
41,000 5.400%,  2/15/2034 41,070
Bell Telephone Company of
Canada
40,000 5.100%,  5/11/2033 39,509
Cable One, Inc., Convertible
255,000 1.125%,  3/15/2028 191,887
CCO Holdings, LLC/CCO Holdings
Capital Corporation
62,000 5.500%,  5/1/2026
f
60,452
150,000 5.125%,  5/1/2027
f
139,687
57,000 5.000%,  2/1/2028
f
51,932
31,000 6.375%,  9/1/2029
f
29,207
64,000 4.250%,  2/1/2031
f
51,774
246,000 4.750%,  2/1/2032
f
200,608
63,000 4.250%,  1/15/2034
f
47,613
Cengage Learning, Inc.
4,000 9.500%,  6/15/2024
f
4,010
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
78,000 4.908%,  7/23/2025 76,490
67,000 5.050%,  3/30/2029 63,889
Clear Channel Worldwide
Holdings, Inc.
60,000 5.125%,  8/15/2027
f
54,474
Comcast Corporation
45,000 2.350%,  1/15/2027 41,317
95,000 3.400%,  4/1/2030 87,286
Connect Finco SARL/Connect US
Finco, LLC
45,000 6.750%,  10/1/2026
f
43,709
Crown Castle, Inc.
61,000 2.900%,  3/15/2027 55,818
42,000 5.100%,  5/1/2033 41,273
CSC Holdings, LLC
175,000 5.375%,  2/1/2028
f
140,620
88,000 6.500%,  2/1/2029
f
71,107
53,000 4.125%,  12/1/2030
f
37,075
Deutsche Telekom International
Finance BV
113,000 8.750%,  6/15/2030 135,327
Principal
Amount Long-Term Fixed Income (42.7%) Value
Communications Services (1.4%) - continued
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
$ 86,000 5.875%,  8/15/2027
f
$ 77,885
DISH DBS Corporation
26,000 5.875%,  11/15/2024 22,740
34,000 5.250%,  12/1/2026
f
27,274
25,000 7.375%,  7/1/2028 13,375
45,000 5.750%,  12/1/2028
f
33,470
39,000 5.125%,  6/1/2029 18,109
DISH Network Corporation
67,000 11.750%,  11/15/2027
f
65,386
Frontier Communications
Holdings, LLC
104,000 5.875%,  10/15/2027
f
95,447
30,000 6.750%,  5/1/2029
f
23,274
18,000 8.750%,  5/15/2030
f
17,593
GCI, LLC
95,000 4.750%,  10/15/2028
f
80,997
Gray Escrow II, Inc.
105,000 5.375%,  11/15/2031
f
69,593
Gray Television, Inc.
105,000 4.750%,  10/15/2030
f
71,204
Hughes Satellite Systems
Corporation
40,000 6.625%,  8/1/2026 37,400
Iliad Holding SASU
91,000 6.500%,  10/15/2026
f
85,888
Lamar Media Corporation
64,000 3.750%,  2/15/2028 58,255
41,000 3.625%,  1/15/2031 34,542
LCPR Senior Secured Financing
DAC
54,000 6.750%,  10/15/2027
f
50,612
Level 3 Financing, Inc.
114,000 4.625%,  9/15/2027
f
79,321
100,000 4.250%,  7/1/2028
f
64,387
36,000 10.500%,  5/15/2030
f
36,527
Liberty Media Corporation,
Convertible
15,000 2.250%,  8/15/2027
f
16,110
Meta Platforms, Inc.
40,000 4.600%,  5/15/2028 39,557
41,000 4.800%,  5/15/2030 41,030
Netflix, Inc.
50,000 4.875%,  4/15/2028 49,448
News Corporation
84,000 3.875%,  5/15/2029
f
73,736
NTT Finance Corporation
54,000 1.162%,  4/3/2026
f
48,328
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
48,000 6.250%,  6/15/2025
f
47,771
Paramount Global
75,000 6.375%,  3/30/2062
b
62,566
36,000 4.750%,  5/15/2025 35,142
Playtika Holding Corporation
61,000 4.250%,  3/15/2029
f
54,138
Radiate Holdco, LLC/Radiate
Finance, Inc.
40,000 6.500%,  9/15/2028
f
23,343

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (42.7%) Value
Communications Services (1.4%) - continued
Rogers Communications, Inc.
$ 50,000 5.250%,  3/15/2082
b,f
$ 46,284
Scripps Escrow II, Inc.
35,000 3.875%,  1/15/2029
f
28,260
Sirius XM Radio, Inc.
85,000 5.000%,  8/1/2027
f
78,862
50,000 4.000%,  7/15/2028
f
43,444
35,000 4.125%,  7/1/2030
f
28,579
Sprint Capital Corporation
89,000 6.875%,  11/15/2028 94,339
185,000 8.750%,  3/15/2032 223,592
Take-Two Interactive Software, Inc.
4,000 3.300%,  3/28/2024 3,922
TEGNA, Inc.
117,000 4.625%,  3/15/2028 103,253
Telecom Italia Capital SA
26,000 6.000%,  9/30/2034 20,968
Telecom Italia SPA/Milano
36,000 5.303%,  5/30/2024
f
34,990
Telesat Canada/Telesat, LLC
35,000 4.875%,  6/1/2027
f
21,012
15,000 6.500%,  10/15/2027
f
6,099
T-Mobile USA, Inc.
59,000 3.500%,  4/15/2025 56,725
73,000 4.950%,  3/15/2028 71,837
United States Cellular Corporation
60,000 6.700%,  12/15/2033 51,584
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
98,000 4.750%,  4/15/2028
f
81,330
Univision Communications, Inc.
112,000 6.625%,  6/1/2027
f
108,253
Verizon Communications, Inc.
73,000 2.100%,  3/22/2028 64,129
67,000 3.150%,  3/22/2030 59,535
97,000 2.550%,  3/21/2031 80,989
88,000 2.355%,  3/15/2032 70,777
Vodafone Group plc
62,000 7.000%,  4/4/2079
b
63,572
VTR Finance NV
50,000 6.375%,  7/15/2028
f
18,748
VZ Secured Financing BV
97,000 5.000%,  1/15/2032
f
78,121
Walt Disney Company
37,000 3.800%,  3/22/2030 34,966
Warnermedia Holdings, Inc.
42,000 3.638%,  3/15/2025 40,510
106,000 4.054%,  3/15/2029 96,897
WMG Acquisition Corporation
17,000 3.750%,  12/1/2029
f
14,696
24,000 3.875%,  7/15/2030
f
20,703
58,000 3.000%,  2/15/2031
f
46,921
YPSO Finance BIS SA
32,000 10.500%,  5/15/2027
f
19,377
Total 5,741,091
Consumer Cyclical (2.3%)
1011778 B.C., ULC/New Red
Finance, Inc.
135,000 4.375%,  1/15/2028
f
124,628
Principal
Amount Long-Term Fixed Income (42.7%) Value
Consumer Cyclical (2.3%) - continued
Adient Global Holdings, Ltd.
$ 49,000 4.875%,  8/15/2026
f
$ 46,548
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
35,000 6.625%,  7/15/2026
f
33,213
35,000 6.000%,  6/1/2029
f
25,827
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
100,000 4.625%,  6/1/2028
f
84,647
50,000 4.625%,  6/1/2028
f
42,063
Allison Transmission, Inc.
48,000 3.750%,  1/30/2031
f
40,549
Amazon.com, Inc.
45,000 1.500%,  6/3/2030 36,984
77,000 4.700%,  12/1/2032 77,633
American Axle & Manufacturing,
Inc.
163,000 6.500%,  4/1/2027
i
154,607
American Honda Finance
Corporation
41,000 4.600%,  4/17/2030 40,038
Arko Corporation
46,000 5.125%,  11/15/2029
f
37,383
Ashton Woods USA, LLC/Ashton
Woods Finance Company
45,000 4.625%,  8/1/2029
f
38,350
43,000 4.625%,  4/1/2030
f
36,705
Best Buy Company, Inc.
45,000 1.950%,  10/1/2030 36,249
Bloomin' Brands, Inc., Convertible
26,000 5.000%,  5/1/2025 62,384
Booking Holdings, Inc.,
Convertible
69,000 0.750%,  5/1/2025 103,417
Boyd Gaming Corporation
65,000 4.750%,  6/15/2031
f
58,068
Boyne USA, Inc.
33,000 4.750%,  5/15/2029
f
29,738
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
75,000 6.250%,  9/15/2027
f
68,888
Burlington Stores, Inc., Convertible
156,000 2.250%,  4/15/2025
i
161,363
Caesars Entertainment, Inc.
136,000 6.250%,  7/1/2025
f
135,370
35,000 8.125%,  7/1/2027
f
35,821
73,000 4.625%,  10/15/2029
f
63,744
Carnival Corporation
63,000 10.500%,  2/1/2026
f
66,226
70,000 7.625%,  3/1/2026
f
68,558
116,000 5.750%,  3/1/2027
f
106,788
30,000 4.000%,  8/1/2028
f
26,596
Cedar Fair, LP
83,000 5.250%,  7/15/2029 75,489
Churchill Downs, Inc.
45,000 4.750%,  1/15/2028
f
41,733
35,000 6.750%,  5/1/2031
f
34,606
Cinemark USA, Inc.
97,000 5.875%,  3/15/2026
f
92,029

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (42.7%) Value
Consumer Cyclical (2.3%) - continued
Clarios Global, LP/Clarios US
Finance Company, Inc.
$ 35,000 8.500%,  5/15/2027
f,i
$ 35,057
100,000 6.750%,  5/15/2028
f
99,650
Cracker Barrel Old Country Store,
Inc., Convertible
55,000 0.625%,  6/15/2026 46,613
D.R. Horton, Inc.
16,000 2.600%,  10/15/2025 14,968
Daimler Finance North America,
LLC
68,000 1.450%,  3/2/2026
f
61,716
Dana, Inc.
105,000 5.625%,  6/15/2028 98,691
Expedia Group, Inc.
67,000 3.250%,  2/15/2030 58,313
Expedia Group, Inc., Convertible
198,000 Zero Coupon,  2/15/2026 173,012
Ford Motor Company
206,000 3.250%,  2/12/2032 162,057
65,000 6.100%,  8/19/2032 62,995
Ford Motor Company, Convertible
346,000 Zero Coupon,  3/15/2026 379,043
Ford Motor Credit Company, LLC
47,000 2.300%,  2/10/2025 43,935
190,000 4.134%,  8/4/2025 180,196
137,000 2.700%,  8/10/2026 122,310
76,000 2.900%,  2/10/2029 62,891
45,000 7.350%,  3/6/2030 45,956
Forestar Group, Inc.
45,000 3.850%,  5/15/2026
f
41,349
General Motors Company
67,000 6.800%,  10/1/2027 69,598
General Motors Financial
Company, Inc.
68,000 3.950%,  4/13/2024 66,934
50,000 1.200%,  10/15/2024 47,034
130,000 2.900%,  2/26/2025 123,348
35,000 2.750%,  6/20/2025 32,971
61,000 5.800%,  6/23/2028 60,767
Goodyear Tire & Rubber Company
45,000 5.000%,  7/15/2029 40,578
35,000 5.250%,  7/15/2031 30,406
Guitar Center Escrow Issuer II, Inc.
22,000 8.500%,  1/15/2026
f,i
20,017
Hanesbrands, Inc.
64,000 4.875%,  5/15/2026
f
59,746
Hilton Domestic Operating
Company, Inc.
156,000 4.875%,  1/15/2030 145,458
29,000 3.625%,  2/15/2032
f
24,178
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
56,000 5.000%,  6/1/2029
f
49,697
Home Depot, Inc.
62,000 3.250%,  4/15/2032 55,697
Hyatt Hotels Corporation
37,000 5.750%,  1/30/2027
d
36,905
Hyundai Capital America
27,000 5.500%,  3/30/2026
f
26,756
67,000 3.000%,  2/10/2027
f
61,069
Principal
Amount Long-Term Fixed Income (42.7%) Value
Consumer Cyclical (2.3%) - continued
$ 45,000 2.100%,  9/15/2028
f
$ 37,721
International Game Technology plc
120,000 5.250%,  1/15/2029
f
113,670
Jacobs Entertainment, Inc.
39,000 6.750%,  2/15/2029
f
34,907
Jaguar Land Rover Automotive plc
92,000 5.500%,  7/15/2029
f
78,496
KB Home
60,000 4.800%,  11/15/2029 55,032
Kohl's Corporation
38,000 4.625%,  5/1/2031 26,440
L Brands, Inc.
135,000 6.625%,  10/1/2030
f
130,327
20,000 6.875%,  11/1/2035 18,300
Lennar Corporation
34,000 4.750%,  5/30/2025 33,220
Live Nation Entertainment, Inc.,
Convertible
168,000 2.000%,  2/15/2025 178,332
211,000 3.125%,  1/15/2029
f
232,522
Lowe's Companies, Inc.
68,000 4.000%,  4/15/2025 66,198
100,000 4.500%,  4/15/2030 97,213
Macy's Retail Holdings, LLC
65,000 5.875%,  4/1/2029
f
59,313
Marriott International, Inc./MD
40,000 4.900%,  4/15/2029 38,918
67,000 4.625%,  6/15/2030 64,151
Marriott Vacations Worldwide
Corporation, Convertible
167,000 Zero Coupon,  1/15/2026 154,726
131,000 3.250%,  12/15/2027
f
123,992
Mattamy Group Corporation
55,000 5.250%,  12/15/2027
f
51,254
Michaels Companies, Inc.
47,000 5.250%,  5/1/2028
f
37,973
NCL Corporation, Ltd.
32,000 3.625%,  12/15/2024
f
30,793
21,000 5.875%,  3/15/2026
f
19,647
90,000 5.875%,  2/15/2027
f
87,606
Nissan Motor Company, Ltd.
54,000 3.043%,  9/15/2023
f
53,618
30,000 3.522%,  9/17/2025
f
27,909
32,000 4.345%,  9/17/2027
f
29,104
39,000 4.810%,  9/17/2030
f
34,208
Nordstrom, Inc.
28,000 4.375%,  4/1/2030
i
23,142
39,000 4.250%,  8/1/2031 30,401
O'Reilly Automotive, Inc.
59,000 3.900%,  6/1/2029 55,359
PENN Entertainment, Inc.
70,000 4.125%,  7/1/2029
f
57,449
PetSmart, Inc./PetSmart Finance
Corporation
120,000 4.750%,  2/15/2028
f
110,894
64,000 7.750%,  2/15/2029
f
63,589
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
125,000 5.750%,  4/15/2026
f
122,703
170,000 6.250%,  1/15/2028
f
159,256

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (42.7%) Value
Consumer Cyclical (2.3%) - continued
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
$ 110,000 5.750%,  1/15/2029
f
$ 82,303
Royal Caribbean Cruises, Ltd.
22,000 11.500%,  6/1/2025
f
23,342
139,000 4.250%,  7/1/2026
f
127,595
71,000 9.250%,  1/15/2029
f
75,644
28,000 7.250%,  1/15/2030
f
28,360
Scientific Games International, Inc.
110,000 7.250%,  11/15/2029
f
110,138
16,000 6.625%,  3/1/2030
f
14,080
SeaWorld Parks and
Entertainment, Inc.
53,000 5.250%,  8/15/2029
f
47,439
Six Flags Theme Parks, Inc.
25,000 7.000%,  7/1/2025
f
25,125
Staples, Inc.
56,000 7.500%,  4/15/2026
f
46,251
37,000 10.750%,  4/15/2027
f
21,493
Station Casinos, LLC
53,000 4.625%,  12/1/2031
f
44,653
Tapestry, Inc.
41,000 3.050%,  3/15/2032 32,741
Target Corporation
82,000 2.350%,  2/15/2030 71,012
Toyota Motor Credit Corporation
39,000 4.700%,  1/12/2033 38,610
Tractor Supply Company
41,000 5.250%,  5/15/2033 40,682
Travel + Leisure Company
36,000 6.625%,  7/31/2026
f
35,726
Tripadvisor, Inc.
15,000 7.000%,  7/15/2025
f
15,000
Uber Technologies, Inc.
60,000 6.250%,  1/15/2028
f
59,704
Uber Technologies, Inc.,
Convertible
212,000 Zero Coupon,  12/15/2025 193,350
Vail Resorts, Inc., Convertible
223,000 Zero Coupon,  1/1/2026 199,167
VICI Properties, LP/VICI Note
Company, Inc.
62,000 4.625%,  6/15/2025
f
59,907
150,000 5.750%,  2/1/2027
f
146,808
104,000 3.750%,  2/15/2027
f
95,403
Viking Cruises, Ltd.
113,000 5.875%,  9/15/2027
f
103,861
Volkswagen Group of America
Finance, LLC
82,000 4.250%,  11/13/2023
f
81,513
17,000 3.350%,  5/13/2025
f
16,282
Wabash National Corporation
73,000 4.500%,  10/15/2028
f
63,300
Walmart, Inc.
60,000 4.000%,  4/15/2030 58,338
Wyndham Hotels & Resorts, Inc.
35,000 4.375%,  8/15/2028
f
31,962
Yum! Brands, Inc.
105,000 4.750%,  1/15/2030
f
98,323
Principal
Amount Long-Term Fixed Income (42.7%) Value
Consumer Cyclical (2.3%) - continued
ZF North America Capital, Inc.
$ 48,000 7.125%,  4/14/2030
f
$ 48,819
Total 9,401,467
Consumer Non-Cyclical (2.0%)
1375209 B.C., Ltd.
58,000 9.000%,  1/30/2028
f
58,145
Abbott Laboratories
150,000 1.400%,  6/30/2030 123,388
AbbVie, Inc.
223,000 3.600%,  5/14/2025 215,573
Albertsons Companies, Inc./
Safeway, Inc.
94,000 4.625%,  1/15/2027
f
89,065
168,000 3.500%,  3/15/2029
f
145,428
Amgen, Inc.
60,000 5.150%,  3/2/2028 59,946
102,000 5.250%,  3/2/2030 102,203
Anheuser-Busch InBev Worldwide,
Inc.
82,000 4.000%,  4/13/2028 79,294
90,000 4.750%,  1/23/2029 89,609
Aramark Services, Inc.
106,000 5.000%,  2/1/2028
f
99,909
Archer-Daniels-Midland Company
41,000 4.500%,  8/15/2033 40,001
AstraZeneca Finance, LLC
90,000 1.750%,  5/28/2028 77,979
Avantor Funding, Inc.
72,000 4.625%,  7/15/2028
f
66,738
B&G Foods, Inc.
37,000 5.250%,  4/1/2025 35,323
31,000 5.250%,  9/15/2027 26,933
BAT Capital Corporation
43,000 7.750%,  10/19/2032 47,322
BAT International Finance plc
35,000 1.668%,  3/25/2026 31,467
Bausch Health Companies, Inc.
27,000 5.500%,  11/1/2025
f,i
23,857
60,000 4.875%,  6/1/2028
f
35,712
66,000 11.000%,  9/30/2028
f
46,880
Becton, Dickinson and Company
38,000 4.693%,  2/13/2028 37,484
67,000 2.823%,  5/20/2030 58,598
BellRing Brands, Inc.
49,000 7.000%,  3/15/2030
f
49,306
BioMarin Pharmaceutical, Inc.,
Convertible
225,000 1.250%,  5/15/2027
i
226,194
Bio-Rad Laboratories, Inc.
61,000 3.300%,  3/15/2027 56,750
Bristol-Myers Squibb Company
61,000 2.950%,  3/15/2032 53,904
Cargill, Inc.
79,000 2.125%,  11/10/2031
f
63,542
Central Garden & Pet Company
115,000 4.125%,  10/15/2030 96,335
Cheplapharm Arzneimittel GmbH
10,000 5.500%,  1/15/2028
f
9,050

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (42.7%) Value
Consumer Non-Cyclical (2.0%) - continued
Chobani, LLC/Chobani Finance
Corporation, Inc.
$ 71,000 4.625%,  11/15/2028
f
$ 64,610
CHS/Community Health Systems,
Inc.
19,000 8.000%,  12/15/2027
f,i
18,393
50,000 6.000%,  1/15/2029
f
42,062
Cigna Corporation
58,000 2.400%,  3/15/2030 49,278
Constellation Brands, Inc.
90,000 3.150%,  8/1/2029 81,123
16,000 4.900%,  5/1/2033 15,721
Coty, Inc.
54,000 5.000%,  4/15/2026
f
51,749
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
86,000 4.750%,  1/15/2029
f
79,292
CVS Health Corporation
41,000 5.000%,  2/20/2026 40,810
35,000 4.300%,  3/25/2028 33,755
41,000 5.125%,  2/21/2030 40,717
41,000 5.300%,  6/1/2033 40,936
Diageo Capital plc
45,000 2.000%,  4/29/2030 37,922
Edgewell Personal Care Company
50,000 5.500%,  6/1/2028
f
47,261
Eli Lilly & Company
82,000 4.700%,  2/27/2033 83,075
Embecta Corporation
23,000 6.750%,  2/15/2030
f
20,612
Encompass Health Corporation
140,000 4.500%,  2/1/2028
i
130,249
Energizer Holdings, Inc.
35,000 4.750%,  6/15/2028
f
31,206
85,000 4.375%,  3/31/2029
f
73,244
Fortrea Holdings, Inc.
23,000 7.500%,  7/1/2030
f
23,551
General Mills, Inc.
16,000 4.950%,  3/29/2033 15,857
Gilead Sciences, Inc.
67,000 2.950%,  3/1/2027 62,918
HLF Financing SARL, LLC/
Herbalife International, Inc.
160,000 4.875%,  6/1/2029
f
114,043
Imperial Brands Finance plc
34,000 3.125%,  7/26/2024
f
32,849
Integer Holdings Corporation,
Convertible
240,000 2.125%,  2/15/2028
f
282,720
Ionis Pharmaceuticals, Inc.,
Convertible
152,000 0.125%,  12/15/2024 141,360
145,000 Zero Coupon,  4/1/2026 136,753
114,000 1.750%,  6/15/2028
f
114,114
Jazz Investments I, Ltd.,
Convertible
223,000 2.000%,  6/15/2026 226,624
Jazz Securities DAC
46,000 4.375%,  1/15/2029
f
41,041
Principal
Amount Long-Term Fixed Income (42.7%) Value
Consumer Non-Cyclical (2.0%) - continued
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
$ 107,000 2.500%,  1/15/2027
f
$ 93,743
52,000 3.625%,  1/15/2032
f
42,195
Kenvue, Inc.
78,000 5.350%,  3/22/2026
f
78,600
20,000 5.000%,  3/22/2030
f
20,194
Kraft Heinz Foods Company
65,000 3.875%,  5/15/2027 62,408
41,000 6.750%,  3/15/2032 45,037
Kroger Company
37,000 4.500%,  1/15/2029 36,141
Lamb Weston Holdings, Inc.
42,000 4.125%,  1/31/2030
f
37,536
Mattel, Inc.
219,000 3.375%,  4/1/2026
f
201,523
McKesson Corporation
35,000 0.900%,  12/3/2025 31,365
59,000 1.300%,  8/15/2026 52,400
Medtronic Global Holdings SCA
41,000 4.500%,  3/30/2033 40,184
Mozart Debt Merger Sub, Inc.
89,000 3.875%,  4/1/2029
f
77,347
48,000 5.250%,  10/1/2029
f
41,650
Mylan, Inc.
34,000 4.200%,  11/29/2023 33,760
Nestle Holdings, Inc.
49,000 5.250%,  3/13/2026
f
49,364
82,000 4.950%,  3/14/2030
f
83,117
Newell Brands, Inc.
104,000 4.700%,  4/1/2026 97,692
Organon & Company/Organon
Foreign Debt Co-Issuer BV
96,000 4.125%,  4/30/2028
f
85,203
Owens & Minor, Inc.
49,000 6.625%,  4/1/2030
f
44,456
Performance Food Group, Inc.
57,000 4.250%,  8/1/2029
f
50,748
Perrigo Finance Unlimited
Company
123,000 4.375%,  3/15/2026 116,932
Pfizer Investment Enterprises Pte,
Ltd.
55,000 4.450%,  5/19/2026 54,335
40,000 4.750%,  5/19/2033 39,849
Philip Morris International, Inc.
123,000 4.875%,  2/13/2026 122,129
82,000 4.875%,  2/15/2028 80,747
43,000 5.625%,  11/17/2029 43,814
43,000 5.750%,  11/17/2032 44,035
Post Holdings, Inc.
28,000 5.625%,  1/15/2028
f
26,904
26,000 5.500%,  12/15/2029
f
23,992
56,000 4.500%,  9/15/2031
f
47,826
Post Holdings, Inc., Convertible
154,000 2.500%,  8/15/2027
f
155,263
Primo Water Holdings, Inc.
85,000 4.375%,  4/30/2029
f
72,832
Procter & Gamble Company
37,000 1.200%,  10/29/2030 29,832

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (42.7%) Value
Consumer Non-Cyclical (2.0%) - continued
Roche Holdings, Inc.
$ 45,000 1.930%,  12/13/2028
f
$ 39,075
62,000 2.076%,  12/13/2031
f
51,081
Royalty Pharma plc
105,000 1.200%,  9/2/2025 94,695
Scotts Miracle-Gro Company
44,000 4.500%,  10/15/2029 37,808
SEG Holding, LLC
125,000 5.625%,  10/15/2028
f
118,174
Simmons Foods, Inc.
96,000 4.625%,  3/1/2029
f
76,917
Spectrum Brands, Inc.
50,000 5.000%,  10/1/2029
f
44,629
40,000 5.500%,  7/15/2030
f
36,500
Stryker Corporation
73,000 3.650%,  3/7/2028 69,413
Syneos Health, Inc.
80,000 3.625%,  1/15/2029
f
78,206
Sysco Corporation
38,000 5.950%,  4/1/2030 39,779
Takeda Pharmaceutical Company,
Ltd.
89,000 5.000%,  11/26/2028 88,474
Teleflex, Inc.
120,000 4.625%,  11/15/2027 113,100
25,000 4.250%,  6/1/2028
f
22,844
Tenet Healthcare Corporation
222,000 5.125%,  11/1/2027 211,938
71,000 6.125%,  10/1/2028 68,352
68,000 6.750%,  5/15/2031
f
68,166
Teva Pharmaceutical Finance
Netherlands III BV
151,000 3.150%,  10/1/2026 135,303
Thermo Fisher Scientific, Inc.
41,000 4.950%,  11/21/2032 41,739
Topgolf Callaway Brands
Corporation, Convertible
65,000 2.750%,  5/1/2026 83,915
TreeHouse Foods, Inc.
78,000 4.000%,  9/1/2028 67,192
United Natural Foods, Inc.
45,000 6.750%,  10/15/2028
f
37,300
Winnebago Industries, Inc.,
Convertible
123,000 1.500%,  4/1/2025 146,985
Wyeth, LLC
99,000 6.500%,  2/1/2034 110,669
Zoetis, Inc.
58,000 3.900%,  8/20/2028 55,649
Total 8,420,836
Energy (1.6%)
Antero Resources Corporation
31,000 5.375%,  3/1/2030
f
28,698
Archrock Partners, LP/Archrock
Partners Finance Corporation
115,000 6.250%,  4/1/2028
f
107,969
Baytex Energy Corporation
57,000 8.500%,  4/30/2030
f
55,664
Principal
Amount Long-Term Fixed Income (42.7%) Value
Energy (1.6%) - continued
BP Capital Markets America, Inc.
$ 107,000 4.234%,  11/6/2028 $ 103,729
61,000 4.812%,  2/13/2033 60,113
BP Capital Markets plc
91,000 4.875%,  3/22/2030
b,j
82,719
Buckeye Partners, LP
70,000 3.950%,  12/1/2026 63,193
Callon Petroleum Company
55,000 8.250%,  7/15/2025 54,587
45,000 7.500%,  6/15/2030
f
42,474
Cheniere Energy Partners, LP
45,000 4.500%,  10/1/2029 41,299
71,000 3.250%,  1/31/2032 58,408
55,000 5.950%,  6/30/2033
f
55,160
Cheniere Energy, Inc.
56,000 4.625%,  10/15/2028 52,292
Chesapeake Energy Corporation
44,000 6.750%,  4/15/2029
f
43,658
Chord Energy Corporation
43,000 6.375%,  6/1/2026
f
42,629
Civitas Resources, Inc.
26,000 8.375%,  7/1/2028
f
26,294
26,000 8.750%,  7/1/2031
f
26,359
CNX Resources Corporation
33,000 6.000%,  1/15/2029
f
30,588
CNX Resources Corporation,
Convertible
154,000 2.250%,  5/1/2026 226,611
Comstock Resources, Inc.
55,000 5.875%,  1/15/2030
f
47,749
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
53,000 5.500%,  6/15/2031
f
47,271
Crescent Energy Finance, LLC
28,000 9.250%,  2/15/2028
f
27,167
CrownRock, LP/CrownRock
Finance, Inc.
52,000 5.625%,  10/15/2025
f
51,230
Diamondback Energy, Inc.
104,000 3.125%,  3/24/2031 89,084
DT Midstream, Inc.
70,000 4.125%,  6/15/2029
f
61,430
25,000 4.375%,  6/15/2031
f
21,531
Enbridge, Inc.
60,000 7.375%,  1/15/2083
b
58,836
56,000 7.625%,  1/15/2083
b
56,273
45,000 3.700%,  7/15/2027 42,480
20,000 5.700%,  3/8/2033 20,275
Enerflex, Ltd.
41,000 9.000%,  10/15/2027
f
39,892
Energy Transfer, LP
41,000 4.200%,  9/15/2023 40,847
53,000 6.750%,  5/15/2025
b,j
47,171
67,000 3.750%,  5/15/2030 60,455
EnLink Midstream Partners, LP
100,000 4.850%,  7/15/2026 96,500
EnLink Midstream, LLC
35,000 6.500%,  9/1/2030
f
34,957
Enterprise Products Operating,
LLC
45,000 4.150%,  10/16/2028 43,021

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (42.7%) Value
Energy (1.6%) - continued
EQM Midstream Partners, LP
$ 157,000 4.750%,  1/15/2031
f
$ 137,529
EQT Corporation
45,000 3.900%,  10/1/2027 41,603
EQT Corporation, Convertible
91,000 1.750%,  5/1/2026 256,029
Ferrellgas, LP/Ferrellgas Finance
Corporation
48,000 5.375%,  4/1/2026
f
44,644
Genesis Energy LP/Genesis
Energy Finance Corporation
47,000 8.875%,  4/15/2030 45,919
Harvest Midstream, LP
147,000 7.500%,  9/1/2028
f
145,742
Hess Midstream Operations, LP
60,000 5.625%,  2/15/2026
f
59,025
25,000 5.125%,  6/15/2028
f
23,397
34,000 5.500%,  10/15/2030
f
31,450
Hilcorp Energy I, LP/Hilcorp
Finance Company
70,000 5.750%,  2/1/2029
f
63,384
64,000 6.250%,  4/15/2032
f
57,048
Holly Energy Partners, LP/Holly
Energy Finance Corporation
42,000 6.375%,  4/15/2027
f
41,489
Howard Midstream Energy
Partners, LLC
71,000 6.750%,  1/15/2027
f
67,627
ITT Holdings, LLC
65,000 6.500%,  8/1/2029
f
54,761
Laredo Petroleum, Inc.
99,000 7.750%,  7/31/2029
f
81,675
Marathon Oil Corporation
45,000 4.400%,  7/15/2027 42,919
Marathon Petroleum Corporation
167,000 4.700%,  5/1/2025 163,849
MEG Energy Corporation
74,000 5.875%,  2/1/2029
f
69,591
MPLX, LP
113,000 1.750%,  3/1/2026 102,573
20,000 5.000%,  3/1/2033 19,158
Murphy Oil Corporation
50,000 5.875%,  12/1/2027 48,574
Nabors Industries, Ltd.
115,000 7.250%,  1/15/2026
f
107,355
National Fuel Gas Company
90,000 5.500%,  1/15/2026 88,719
New Fortress Energy, Inc.
30,000 6.750%,  9/15/2025
f
28,141
Noble Finance II, LLC
59,000 8.000%,  4/15/2030
f
59,984
Northern Oil and Gas, Inc.
57,000 8.750%,  6/15/2031
f
56,003
Northern Oil and Gas, Inc.,
Convertible
112,000 3.625%,  4/15/2029
f
124,905
Northriver Midstream Finance, LP
29,000 5.625%,  2/15/2026
f
27,040
NuStar Logistics, LP
120,000 5.750%,  10/1/2025 116,994
Principal
Amount Long-Term Fixed Income (42.7%) Value
Energy (1.6%) - continued
Occidental Petroleum Corporation
$ 64,000 6.375%,  9/1/2028 $ 65,060
ONEOK, Inc.
68,000 2.200%,  9/15/2025 62,913
Ovintiv Exploration, Inc.
56,000 5.375%,  1/1/2026 55,620
Ovintiv, Inc.
25,000 5.650%,  5/15/2025 24,801
22,000 5.650%,  5/15/2028 21,564
Permian Resources Operating,
LLC, Convertible
38,000 3.250%,  4/1/2028 72,921
Phillips 66 Company
60,000 4.950%,  12/1/2027 59,465
Pioneer Natural Resources
Company
57,000 1.900%,  8/15/2030 46,191
Pioneer Natural Resources
Company, Convertible
94,000 0.250%,  5/15/2025 206,676
Plains All American Pipeline, LP/
PAA Finance Corporation
93,000 4.650%,  10/15/2025 90,598
Precision Drilling Corporation
60,000 6.875%,  1/15/2029
f
54,211
Range Resources Corporation
46,000 4.750%,  2/15/2030
f
41,228
Rockcliff Energy II, LLC
60,000 5.500%,  10/15/2029
f
55,347
Schlumberger Holdings
Corporation
29,000 4.300%,  5/1/2029
f
27,615
SM Energy Company
83,000 6.625%,  1/15/2027 80,614
35,000 6.500%,  7/15/2028 33,600
Southwestern Energy Company
83,000 5.375%,  3/15/2030 77,456
33,000 4.750%,  2/1/2032 29,084
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
65,000 5.875%,  3/1/2027 62,801
Suncor Energy, Inc.
40,000 7.150%,  2/1/2032 43,101
Sunoco, LP/Sunoco Finance
Corporation
90,000 5.875%,  3/15/2028 86,546
49,000 4.500%,  4/30/2030 42,838
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
98,000 5.500%,  1/15/2028
f
89,570
Targa Resources Partners, LP
106,000 4.875%,  2/1/2031 97,959
Teine Energy, Ltd.
50,000 6.875%,  4/15/2029
f
45,647
TransCanada Trust
175,000 5.875%,  8/15/2076
b
165,069
Transocean Titan Financing, Ltd.
55,000 8.375%,  2/1/2028
f
56,169
Transocean, Inc.
50,000 11.500%,  1/30/2027
f
51,813

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (42.7%) Value
Energy (1.6%) - continued
$ 73,000 8.750%,  2/15/2030
f
$ 74,095
USA Compression Partners, LP/
USA Compression Finance
Corporation
65,000 6.875%,  4/1/2026 63,674
Venture Global Calcasieu Pass,
LLC
67,000 3.875%,  8/15/2029
f
58,531
79,000 6.250%,  1/15/2030
f
78,363
40,000 4.125%,  8/15/2031
f
34,399
Venture Global LNG, Inc.
117,000 8.375%,  6/1/2031
f
117,956
Weatherford International, Ltd.
93,000 8.625%,  4/30/2030
f
94,418
Western Midstream Operating, LP
102,000 3.950%,  6/1/2025 97,978
Williams Companies, Inc.
45,000 2.600%,  3/15/2031 37,294
Total 6,798,925
Financials (5.3%)
AerCap Holdings NV
34,000 5.875%,  10/10/2079
b
32,066
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
59,000 3.150%,  2/15/2024 57,878
63,000 6.500%,  7/15/2025 63,312
114,000 3.000%,  10/29/2028 98,570
Air Lease Corporation
32,000 2.300%,  2/1/2025 30,090
24,000 3.375%,  7/1/2025 22,747
64,000 4.650%,  6/15/2026
b,j
53,412
45,000 3.125%,  12/1/2030 37,486
Aircastle, Ltd.
65,000 5.250%,  6/15/2026
b,f,j
45,363
45,000 2.850%,  1/26/2028
f
38,268
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
37,000 6.750%,  10/15/2027
f
34,780
Ally Financial, Inc.
67,000 5.750%,  11/20/2025 64,525
128,000 4.700%,  5/15/2026
b,j
90,240
45,000 8.000%,  11/1/2031 46,715
15,000 6.700%,  2/14/2033 13,272
American Express Company
65,000 3.950%,  8/1/2025 63,087
50,000 3.550%,  9/15/2026
b,j
41,500
61,000 2.550%,  3/4/2027 55,535
22,000 5.850%,  11/5/2027 22,527
American Homes 4 Rent, LP
45,000 2.375%,  7/15/2031 35,731
American International Group, Inc.
41,000 5.125%,  3/27/2033 40,038
AmWINS Group, Inc.
53,000 4.875%,  6/30/2029
f
47,858
Arbor Realty Trust, Inc.,
Convertible
66,000 7.500%,  8/1/2025
f
65,406
Ares Capital Corporation
18,000 4.250%,  3/1/2025 17,173
104,000 2.150%,  7/15/2026 90,176
Principal
Amount Long-Term Fixed Income (42.7%) Value
Financials (5.3%) - continued
Ares Capital Corporation,
Convertible
$ 89,000 4.625%,  3/1/2024 $ 88,722
Assurant, Inc.
61,000 6.100%,  2/27/2026 61,203
Australia & New Zealand Banking
Group, Ltd.
102,000 2.950%,  7/22/2030
b,f
93,439
Aviation Capital Group, LLC
48,000 4.875%,  10/1/2025
f
45,795
Avolon Holdings Funding, Ltd.
89,000 4.250%,  4/15/2026
f
82,914
BAC Capital Trust XIV
92,000
5.952%,  (LIBOR 3M +
0.400%), 7/19/2023
b,j
70,840
Banco Santander Mexico SA
17,000 5.375%,  4/17/2025
f
16,818
Banco Santander SA
25,000 4.750%,  11/12/2026
b,j
19,131
Bank of America Corporation
143,000 3.864%,  7/23/2024
b
142,825
70,000 4.200%,  8/26/2024 68,687
288,000 6.250%,  9/5/2024
b,j
284,400
35,000 3.458%,  3/15/2025
b
34,304
83,000 6.100%,  3/17/2025
b,j
82,294
85,000 1.319%,  6/19/2026
b
77,862
32,000 1.197%,  10/24/2026
b
28,793
70,000 4.375%,  1/27/2027
b,j
59,692
80,000 6.125%,  4/27/2027
b,j
78,172
70,000 1.734%,  7/22/2027
b
62,494
84,000 4.376%,  4/27/2028
b
80,639
134,000 3.593%,  7/21/2028
b
124,562
65,000 4.948%,  7/22/2028
b
63,832
179,000 3.974%,  2/7/2030
b
165,729
159,000 2.687%,  4/22/2032
b
131,771
65,000 2.572%,  10/20/2032
b
52,943
82,000 2.972%,  2/4/2033
b
68,357
42,000 3.846%,  3/8/2037
b
35,915
Bank of Montreal
60,000 5.203%,  2/1/2028 59,989
42,000 3.088%,  1/10/2037
b
32,986
Bank of New York Mellon
Corporation
42,000 4.700%,  9/20/2025
b,j
40,792
65,000 4.596%,  7/26/2030
b
62,689
Bank of Nova Scotia
66,000 5.250%,  12/6/2024 65,414
51,000 4.900%,  6/4/2025
b,j
48,148
45,000 1.050%,  3/2/2026 40,070
Barclays plc
34,000 4.375%,  9/11/2024 33,008
41,000 2.852%,  5/7/2026
b
38,400
80,000 5.501%,  8/9/2028
b
78,015
68,000 4.972%,  5/16/2029
b
64,262
51,000 6.224%,  5/9/2034
b
50,798
Berkshire Hathaway Finance
Corporation
128,000 2.875%,  3/15/2032 112,642
Blackstone Mortgage Trust, Inc.,
Convertible
16,000 5.500%,  3/15/2027 13,670

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (42.7%) Value
Financials (5.3%) - continued
Blackstone Private Credit Fund
$ 63,000 4.000%,  1/15/2029 $ 53,402
BNP Paribas SA
67,000 2.819%,  11/19/2025
b,f
63,884
55,000 3.132%,  1/20/2033
b,f
45,134
Boston Properties, LP
45,000 2.550%,  4/1/2032 33,911
BPCE SA
32,000 2.375%,  1/14/2025
f
30,000
Brixmor Operating Partnership, LP
73,000 2.250%,  4/1/2028 61,321
Canadian Imperial Bank of
Commerce
67,000 3.945%,  8/4/2025 64,783
Capital One Financial Corporation
28,000 3.950%,  9/1/2026
b,j
20,790
61,000 3.273%,  3/1/2030
b
51,794
Capital One NA
48,000 2.280%,  1/28/2026
b
44,788
Centene Corporation
11,000 4.250%,  12/15/2027 10,285
327,000 3.000%,  10/15/2030 272,488
Charles Schwab Corporation
128,000 5.375%,  6/1/2025
b,j
122,332
79,000 0.900%,  3/11/2026 69,787
128,000 4.000%,  6/1/2026
b,j
104,032
25,000 5.000%,  6/1/2027
b,j
20,949
59,000 2.000%,  3/20/2028 50,797
42,000 2.900%,  3/3/2032 34,575
Citigroup, Inc.
78,000
9.341%,  (LIBOR 3M +
4.068%), 10/30/2023
b,j
78,273
102,000 5.000%,  9/12/2024
b,j
95,211
105,000 3.352%,  4/24/2025
b
102,645
85,000 5.500%,  9/13/2025 84,508
37,000 1.281%,  11/3/2025
b
34,661
84,000 4.000%,  12/10/2025
b,j
71,715
105,000 3.875%,  2/18/2026
b,j
87,937
58,000 4.150%,  11/15/2026
b,j
46,661
159,000 1.122%,  1/28/2027
b
141,739
91,000 1.462%,  6/9/2027
b
80,815
78,000 3.070%,  2/24/2028
b
71,779
29,000 7.375%,  5/15/2028
b,j
28,787
180,000 4.075%,  4/23/2029
b
169,442
41,000 6.174%,  5/25/2034
b
41,357
Citizens Financial Group, Inc.
65,000 4.000%,  10/6/2026
b,j
48,667
CNA Financial Corporation
40,000 3.950%,  5/15/2024 39,321
Coinbase Global, Inc., Convertible
462,000 0.500%,  6/1/2026 347,159
Comerica, Inc.
42,000 5.625%,  7/1/2025
b,j
34,812
Commerzbank AG
82,000 8.125%,  9/19/2023
f
81,696
Commonwealth Bank of Australia
54,000 2.688%,  3/11/2031
f
42,339
Cooperatieve Rabobank UA
35,000 1.339%,  6/24/2026
b,f
32,006
Corebridge Financial, Inc.
42,000 6.875%,  12/15/2052
b
40,257
Principal
Amount Long-Term Fixed Income (42.7%) Value
Financials (5.3%) - continued
$ 62,000 3.850%,  4/5/2029 $ 55,758
Corporate Office Properties, LP
91,000 2.250%,  3/15/2026 80,594
Credit Acceptance Corporation
100,000 5.125%,  12/31/2024
f
97,079
Credit Agricole SA
54,000 6.875%,  9/23/2024
b,f,j
52,078
45,000 3.250%,  1/14/2030
f
38,416
Credit Suisse Group AG
49,000 6.500%,  8/8/2023
f
48,647
22,000 7.500%,  12/11/2023
*,b,j,l
821
32,000 7.250%,  9/12/2025
b,f,j,l
1,195
Dai-ichi Life Insurance Company,
Ltd.
148,000 5.100%,  10/28/2024
b,f,j
143,932
Deutsche Bank AG/New York, NY
152,000 2.129%,  11/24/2026
b
135,238
64,000 2.311%,  11/16/2027
b
54,998
62,000 3.742%,  1/7/2033
b
45,469
Discover Bank
90,000 4.682%,  8/9/2028
b
82,288
Discover Financial Services
19,000 6.700%,  11/29/2032 19,574
Drawbridge Special Opportunities
Fund, LP
100,000 3.875%,  2/15/2026
f
89,298
Elevance Health, Inc.
79,000 5.350%,  10/15/2025 78,829
124,000 2.550%,  3/15/2031 104,187
Encore Capital Group, Inc.,
Convertible
91,000 4.000%,  3/15/2029
f
88,361
Fifth Third Bancorp
84,000 4.500%,  9/30/2025
b,j
74,080
44,000 4.772%,  7/28/2030
b
41,115
Fifth Third Bank NA
110,000 3.850%,  3/15/2026 101,510
First Horizon Bank
67,000 5.750%,  5/1/2030 58,185
First-Citizens Bank & Trust
Company
89,000 6.125%,  3/9/2028 87,797
Fortress Transportation and
Infrastructure Investors, LLC
65,000 6.500%,  10/1/2025
f
64,036
24,000 9.750%,  8/1/2027
f
24,787
15,000 5.500%,  5/1/2028
f
13,725
FS KKR Capital Corporation
45,000 3.400%,  1/15/2026 40,928
45,000 2.625%,  1/15/2027 38,360
Genworth Mortgage Holdings, Inc.
37,000 6.500%,  8/15/2025
f
36,346
GGAM Finance, Ltd.
57,000 7.750%,  5/15/2026
f
57,214
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
168,000 3.750%,  12/15/2027
f
123,245
Goldman Sachs Group, Inc.
46,000 5.500%,  8/10/2024
b,j
44,789
31,000 3.500%,  4/1/2025 29,778
52,000 4.250%,  10/21/2025 50,111

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (42.7%) Value
Financials (5.3%) - continued
$ 51,000 0.855%,  2/12/2026
b
$ 46,994
33,000 3.650%,  8/10/2026
b,j
25,509
57,000 4.125%,  11/10/2026
b,j
47,650
60,000 1.948%,  10/21/2027
b
53,372
42,000 2.640%,  2/24/2028
b
38,108
124,000 3.615%,  3/15/2028
b
116,346
86,000 4.482%,  8/23/2028
b
83,146
90,000 3.814%,  4/23/2029
b
83,545
44,000 3.800%,  3/15/2030 40,689
44,000 2.615%,  4/22/2032
b
36,085
45,000 2.383%,  7/21/2032
b
36,045
Hartford Financial Services Group,
Inc.
45,000 2.800%,  8/19/2029 38,738
66,000
7.446%,  (LIBOR 3M +
2.125%), 2/12/2047
b,f
54,784
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
24,000 Zero Coupon,  5/1/2025
f
22,696
HSBC Holdings plc
65,000 3.803%,  3/11/2025
b
63,732
20,000 6.375%,  3/30/2025
b,j
19,153
39,000 2.633%,  11/7/2025
b
37,046
41,000 1.645%,  4/18/2026
b
37,765
41,000 1.589%,  5/24/2027
b
36,185
64,000 2.251%,  11/22/2027
b
56,788
126,000 4.583%,  6/19/2029
b
118,576
112,000 4.600%,  12/17/2030
b,j
85,260
53,000 2.804%,  5/24/2032
b
42,867
HUB International, Ltd.
78,000 5.625%,  12/1/2029
f
69,972
Huntington Bancshares, Inc.
126,000 4.450%,  10/15/2027
b,j
102,330
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
42,000 4.750%,  9/15/2024 40,130
70,000 6.375%,  12/15/2025 65,072
65,000 5.250%,  5/15/2027 56,056
ING Groep NV
90,000 1.726%,  4/1/2027
b
80,151
Intercontinental Exchange, Inc.
62,000 4.350%,  6/15/2029 60,442
Invitation Homes Operating
Partnership, LP
68,000 2.000%,  8/15/2031 52,096
J.P. Morgan Chase & Company
44,000 6.000%,  11/1/2023
b,j
44,032
131,000 5.000%,  8/1/2024
b,j
127,971
145,000 4.023%,  12/5/2024
b
143,747
158,000 4.600%,  2/1/2025
b,j
147,335
63,000 1.561%,  12/10/2025
b
58,987
31,000 2.083%,  4/22/2026
b
29,032
40,000 3.650%,  6/1/2026
b,j
35,206
190,000 1.045%,  11/19/2026
b
170,188
90,000 1.578%,  4/22/2027
b
80,839
81,000 2.947%,  2/24/2028
b
74,371
134,000 4.005%,  4/23/2029
b
126,155
45,000 2.069%,  6/1/2029
b
38,593
179,000 4.493%,  3/24/2031
b
172,067
42,000 2.963%,  1/25/2033
b
35,381
44,000 4.912%,  7/25/2033
b
42,996
42,000 5.717%,  9/14/2033
b
42,609
Principal
Amount Long-Term Fixed Income (42.7%) Value
Financials (5.3%) - continued
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
$ 24,000 5.000%,  8/15/2028
f
$ 19,676
KeyBank NA/Cleveland, OH
67,000 3.900%,  4/13/2029 52,429
77,000 5.000%,  1/26/2033 66,640
Kilroy Realty, LP
90,000 4.375%,  10/1/2025 84,299
Life Storage, LP
44,000 2.400%,  10/15/2031 34,857
Lincoln National Corporation
50,000
7.688%,  (LIBOR 3M +
2.358%), 8/17/2023
b
33,069
Lloyds Banking Group plc
83,000 4.716%,  8/11/2026
b
80,641
90,000 1.627%,  5/11/2027
b
79,607
LPL Holdings, Inc.
60,000 4.000%,  3/15/2029
f
52,639
M&T Bank Corporation
116,000 3.500%,  9/1/2026
b,j
77,373
Macquarie Airfinance Holdings,
Ltd.
29,000 8.375%,  5/1/2028
f
29,404
Macquarie Group, Ltd.
89,000 1.629%,  9/23/2027
b,f
77,375
Manufacturers & Traders Trust
Company
83,000 4.700%,  1/27/2028 77,613
Marsh & McLennan Companies,
Inc.
40,000 2.375%,  12/15/2031 32,591
MetLife, Inc.
84,000 3.850%,  9/15/2025
b,j
77,614
44,000 5.875%,  3/15/2028
b,j
40,466
57,000 6.400%,  12/15/2036 56,889
Metropolitan Life Global Funding I
73,000 2.950%,  4/9/2030
f
63,048
Mid-America Apartments, LP
90,000 4.200%,  6/15/2028 85,892
Mitsubishi UFJ Financial Group,
Inc.
41,000 1.412%,  7/17/2025 37,539
91,000 1.538%,  7/20/2027
b
80,313
67,000 3.741%,  3/7/2029 61,180
53,000 5.406%,  4/19/2034
b
52,591
Mizuho Financial Group, Inc.
97,000 1.554%,  7/9/2027
b
85,573
93,000 2.564%,  9/13/2031 73,163
Molina Healthcare, Inc.
54,000 4.375%,  6/15/2028
f
49,780
Morgan Stanley
34,000
5.556%,  (SOFRRATE +
0.466%), 11/10/2023
b
33,978
34,000 2.720%,  7/22/2025
b
32,786
88,000 1.164%,  10/21/2025
b
82,247
24,000 5.000%,  11/24/2025 23,594
69,000 2.188%,  4/28/2026
b
64,771
76,000 6.138%,  10/16/2026
b
76,766
39,000 0.985%,  12/10/2026
b
34,773
90,000 1.593%,  5/4/2027
b
80,570
93,000 1.512%,  7/20/2027
b
82,395
28,000 5.123%,  2/1/2029
b
27,615

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (42.7%) Value
Financials (5.3%) - continued
$ 134,000 3.622%,  4/1/2031
b
$ 120,746
42,000 2.943%,  1/21/2033
b
34,912
44,000 4.889%,  7/20/2033
b
42,348
42,000 5.250%,  4/21/2034
b
41,473
78,000 2.484%,  9/16/2036
b
59,182
MPT Operating Partnership, LP/
MPT Finance Corporation
50,000 5.250%,  8/1/2026 44,453
24,000 4.625%,  8/1/2029 18,143
Nasdaq, Inc.
75,000 5.650%,  6/28/2025 75,217
37,000 5.350%,  6/28/2028 37,053
National Retail Properties, Inc.
45,000 2.500%,  4/15/2030 37,383
Nationstar Mortgage Holdings,
Inc.
49,000 6.000%,  1/15/2027
f
45,584
NatWest Group plc
65,000 4.269%,  3/22/2025
b
63,848
45,000 4.892%,  5/18/2029
b
42,806
67,000 3.754%,  11/1/2029
b
62,892
62,000 4.600%,  6/28/2031
b,j
42,935
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
76,000 4.500%,  9/30/2028
f
58,463
New York Life Global Funding
43,000 4.550%,  1/28/2033
f
41,421
Nippon Life Insurance Company
168,000 5.100%,  10/16/2044
b,f
163,833
129,000 3.400%,  1/23/2050
b,f
112,854
Nomura Holdings, Inc.
67,000 2.172%,  7/14/2028 56,523
Nordea Bank Abp
64,000 5.375%,  9/22/2027
f
63,171
Northern Trust Corporation
65,000 4.000%,  5/10/2027 62,619
Office Properties Income Trust
25,000 2.650%,  6/15/2026 18,424
Omega Healthcare Investors, Inc.
46,000 4.750%,  1/15/2028 41,990
45,000 3.375%,  2/1/2031 35,693
OneMain Finance Corporation
64,000 6.875%,  3/15/2025 63,368
132,000 3.875%,  9/15/2028 107,910
Owl Rock Capital Corporation
45,000 4.250%,  1/15/2026 41,630
Owl Rock Core Income
Corporation
62,000 4.700%,  2/8/2027 56,260
Owl Rock Technology Finance
Corporation
22,000 4.750%,  12/15/2025
f
19,923
67,000 3.750%,  6/17/2026
f
58,633
Park Intermediate Holdings, LLC
93,000 4.875%,  5/15/2029
f
80,147
Pebblebrook Hotel Trust,
Convertible
295,000 1.750%,  12/15/2026 249,017
Pine Street Trust I
45,000 4.572%,  2/15/2029
f
41,225
Principal
Amount Long-Term Fixed Income (42.7%) Value
Financials (5.3%) - continued
PNC Bank NA
$ 45,000 2.700%,  10/22/2029 $ 37,603
PNC Financial Services Group,
Inc.
102,000 5.671%,  10/28/2025
b
101,153
60,000 3.400%,  9/15/2026
b,j
44,250
57,000 6.200%,  9/15/2027
b,j
53,133
36,000 5.582%,  6/12/2029
b
35,831
58,000 6.250%,  3/15/2030
b,j
52,069
PRA Group, Inc.
68,000 7.375%,  9/1/2025
f
64,641
29,000 8.375%,  2/1/2028
f
26,281
Principal Life Global Funding II
68,000 1.250%,  8/16/2026
f
59,272
Prologis, LP
75,000 3.375%,  12/15/2027 69,708
Provident Financing Trust I
42,000 7.405%,  3/15/2038 42,273
Prudential Financial, Inc.
42,000 5.125%,  3/1/2052
b
37,921
43,000 6.750%,  3/1/2053
b
43,258
201,000 5.200%,  3/15/2044
b
198,622
42,000 3.700%,  10/1/2050
b
35,424
QBE Insurance Group, Ltd.
84,000 5.875%,  5/12/2025
b,f,j
79,943
Quicken Loans, LLC
24,000 3.875%,  3/1/2031
f
19,461
Radian Group, Inc.
45,000 4.875%,  3/15/2027 42,439
Realty Income Corporation
45,000 4.875%,  6/1/2026 44,503
50,000 3.950%,  8/15/2027 47,487
53,000 5.625%,  10/13/2032 53,562
Redwood Trust, Inc., Convertible
13,000 7.750%,  6/15/2027 10,936
Regions Financial Corporation
40,000 2.250%,  5/18/2025 36,995
84,000 5.750%,  6/15/2025
b,j
79,510
Reinsurance Group of America,
Inc.
64,000 4.700%,  9/15/2023 63,842
RHP Hotel Properties, LP/RHP
Finance Corporation
34,000 7.250%,  7/15/2028
f
34,348
RLJ Lodging Trust, LP
25,000 3.750%,  7/1/2026
f
22,937
68,000 4.000%,  9/15/2029
f
56,949
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
60,000 3.625%,  3/1/2029
f
50,428
Royal Bank of Canada
78,000 0.750%,  10/7/2024 73,220
40,000 4.900%,  1/12/2028 39,477
53,000 5.000%,  2/1/2033 51,942
Santander Holdings USA, Inc.
90,000 3.450%,  6/2/2025 84,868
41,000 2.490%,  1/6/2028
b
35,411
42,000 6.499%,  3/9/2029
b
41,544
Santander UK Group Holdings plc
92,000 1.673%,  6/14/2027
b
79,261

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (42.7%) Value
Financials (5.3%) - continued
Service Properties Trust
$ 31,000 4.650%,  3/15/2024 $ 30,486
16,000 4.350%,  10/1/2024 15,395
55,000 7.500%,  9/15/2025 54,010
70,000 5.500%,  12/15/2027 61,545
Simon Property Group, LP
73,000 2.650%,  7/15/2030 62,004
SLM Corporation
30,000 4.200%,  10/29/2025 27,871
Societe Generale SA
39,000 2.625%,  10/16/2024
f
36,908
41,000 1.488%,  12/14/2026
b,f
36,078
Spirit Realty, LP
100,000 2.100%,  3/15/2028 83,801
Standard Chartered plc
41,000 0.991%,  1/12/2025
b,f
39,740
40,000 6.000%,  7/26/2025
b,f,j
37,991
63,000 2.608%,  1/12/2028
b,f
55,775
State Street Corporation
44,000 4.421%,  5/13/2033
b
41,751
Sumitomo Life Insurance Company
135,000 3.375%,  4/15/2081
b,f
116,291
Sumitomo Mitsui Financial Group,
Inc.
39,000 2.448%,  9/27/2024 37,356
63,000 2.174%,  1/14/2027 56,289
67,000 2.142%,  9/23/2030 53,641
54,000 5.766%,  1/13/2033 55,562
Sumitomo Mitsui Trust Bank, Ltd.
35,000 1.050%,  9/12/2025
f
31,557
Summit Hotel Properties, Inc.,
Convertible
101,000 1.500%,  2/15/2026 85,793
Synchrony Financial
38,000 4.250%,  8/15/2024 36,637
15,000 7.250%,  2/2/2033 13,509
Synovus Bank
40,000 5.625%,  2/15/2028 36,139
Toronto-Dominion Bank
32,000 8.125%,  10/31/2082
b
32,508
39,000 5.156%,  1/10/2028 38,741
44,000 4.456%,  6/8/2032 41,753
Truist Bank
42,000 2.250%,  3/11/2030 33,369
Truist Financial Corporation
74,000 6.047%,  6/8/2027
b
74,031
37,000 1.887%,  6/7/2029
b
30,755
U.S. Bancorp
74,000 5.727%,  10/21/2026
b
73,957
65,000 4.548%,  7/22/2028
b
62,161
19,000 5.836%,  6/12/2034
b
19,137
UBS Group AG
34,000 2.593%,  9/11/2025
b,f
32,408
78,000 2.193%,  6/5/2026
b,f
71,524
88,000 3.869%,  1/12/2029
b,f
79,552
UDR, Inc.
89,000 3.000%,  8/15/2031 75,280
United Wholesale Mortgage, LLC
16,000 5.500%,  11/15/2025
f
15,224
39,000 5.500%,  4/15/2029
f
33,442
Principal
Amount Long-Term Fixed Income (42.7%) Value
Financials (5.3%) - continued
UnitedHealth Group, Inc.
$ 91,000 5.250%,  2/15/2028 $ 92,777
88,000 4.200%,  5/15/2032 84,010
USB Realty Corporation
184,000
6.407%,  (LIBOR 3M +
1.147%), 1/15/2027
b,f,j
131,100
USI, Inc./NY
20,000 6.875%,  5/1/2025
f
19,850
Ventas Realty, LP
35,000 3.750%,  5/1/2024 34,327
Ventas Realty, LP, Convertible
93,000 3.750%,  6/1/2026
f
94,627
Wells Fargo & Company
106,000 2.406%,  10/30/2025
b
100,934
116,000 3.900%,  3/15/2026
b,j
102,126
119,000 2.188%,  4/30/2026
b
111,496
50,000
5.760%,  (LIBOR 3M +
0.500%), 1/15/2027
b
46,780
41,000 3.526%,  3/24/2028
b
38,267
89,000 3.584%,  5/22/2028
b
82,889
65,000 4.808%,  7/25/2028
b
63,532
90,000 4.478%,  4/4/2031
b
85,572
29,000 5.389%,  4/24/2034
b
28,815
Welltower OP, LLC
45,000 2.050%,  1/15/2029 37,410
50,000 2.800%,  6/1/2031 41,320
Welltower OP, LLC, Convertible
244,000 2.750%,  5/15/2028
f
245,830
Westpac Banking Corporation
67,000 4.110%,  7/24/2034
b
58,263
Willis North America, Inc.
90,000 4.500%,  9/15/2028 85,831
XHR, LP
25,000 6.375%,  8/15/2025
f
24,540
27,000 4.875%,  6/1/2029
f
23,153
Total 21,894,972
Foreign Government (<0.1%)
NBN Company, Ltd.
82,000 2.625%,  5/5/2031
f
68,780
Total 68,780
Mortgage-Backed Securities (12.6%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,899,450 2.500%,  5/1/2051 1,617,699
1,058,700 3.500%,  5/1/2052 965,643
1,149,888 4.000%,  5/1/2052 1,086,325
3,322,646 3.500%,  6/1/2052 3,032,094
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,299,599 2.500%,  7/1/2030 1,207,662
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
964,732 3.500%,  5/1/2040 905,269

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (42.7%) Value
Mortgage-Backed Securities (12.6%) -
continued
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
$ 2,918,365 3.000%,  1/1/2052 $ 2,580,117
273,887 2.000%,  2/1/2051 225,082
425,511 2.000%,  2/1/2051 350,048
1,327,466 2.500%,  2/1/2051 1,135,155
1,406,679 2.500%,  2/1/2051 1,199,755
2,715,528 2.000%,  3/1/2051 2,225,064
2,982,319 3.000%,  3/1/2052 2,632,035
1,847,452 2.000%,  4/1/2051 1,515,875
1,748,551 3.000%,  4/1/2051 1,544,292
1,816,854 3.000%,  5/1/2050 1,614,957
505,443 2.000%,  5/1/2051 413,993
956,131 3.000%,  5/1/2051 852,928
989,153 3.000%,  6/1/2050 883,954
1,625,000 5.000%,  6/1/2053
d
1,602,480
2,185,116 2.500%,  7/1/2051 1,861,067
736,925 3.500%,  7/1/2051 679,746
888,725 2.500%,  8/1/2050 764,759
1,551,678 3.500%,  8/1/2050 1,433,715
1,302,045 3.500%,  9/1/2052 1,191,992
1,905,652 4.000%,  10/1/2052 1,792,418
533,345 2.000%,  11/1/2051 435,819
2,075,051 2.000%,  12/1/2050 1,706,718
3,594,582 4.500%,  12/1/2052 3,480,766
3,375,000 5.000%,  7/1/2041
d
3,306,973
775,000 5.500%,  7/1/2042
d
771,246
1,900,000 4.500%,  7/1/2048
d
1,826,672
1,750,000 4.000%,  7/1/2049
d
1,642,197
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
2,372,969 2.500%,  3/1/2062 1,942,417
862,951 3.500%,  7/1/2061 781,134
991,661 4.000%,  12/1/2061 930,715
Total 52,138,781
Technology (1.6%)
Advanced Micro Devices, Inc.
44,000 3.924%,  6/1/2032 41,706
Akamai Technologies, Inc.,
Convertible
121,000 0.125%,  5/1/2025 129,092
253,000 0.375%,  9/1/2027 244,332
Analog Devices, Inc.
22,000 2.100%,  10/1/2031 18,207
Apple, Inc.
114,000 2.200%,  9/11/2029 100,020
83,000 1.650%,  2/8/2031 68,800
63,000 3.350%,  8/8/2032 58,751
AthenaHealth Group, Inc.
113,000 6.500%,  2/15/2030
f
95,105
Black Knight InfoServ, LLC
112,000 3.625%,  9/1/2028
f
100,634
Block, Inc., Convertible
172,000 0.250%,  11/1/2027 131,903
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
67,000 3.875%,  1/15/2027 63,891
Broadcom, Inc.
41,000 4.000%,  4/15/2029
f
37,868
Principal
Amount Long-Term Fixed Income (42.7%) Value
Technology (1.6%) - continued
Cloud Software Group, Inc.
$ 65,000 6.500%,  3/31/2029
f
$ 57,875
24,000 9.000%,  9/30/2029
f
20,962
CommScope Technologies, LLC
144,000 6.000%,  6/15/2025
f
134,218
CommScope, Inc.
50,000 7.125%,  7/1/2028
f,i
35,500
Dell International, LLC/EMC
Corporation
58,000 5.250%,  2/1/2028 57,880
29,000 5.300%,  10/1/2029 28,789
Euronet Worldwide, Inc.,
Convertible
225,000 0.750%,  3/15/2049
i
218,391
Fiserv, Inc.
72,000 2.750%,  7/1/2024 69,856
89,000 4.200%,  10/1/2028 85,244
20,000 5.600%,  3/2/2033 20,356
Gartner, Inc.
45,000 3.625%,  6/15/2029
f
39,615
110,000 3.750%,  10/1/2030
f
95,801
Global Payments, Inc.
17,000 2.650%,  2/15/2025 16,123
64,000 4.950%,  8/15/2027 62,358
45,000 3.200%,  8/15/2029 39,113
Intel Corporation
84,000 5.125%,  2/10/2030 84,515
InterDigital, Inc., Convertible
238,000 3.500%,  6/1/2027 320,845
Iron Mountain, Inc.
80,000 4.875%,  9/15/2027
f
75,568
120,000 5.000%,  7/15/2028
f
111,189
47,000 4.875%,  9/15/2029
f
42,071
66,000 4.500%,  2/15/2031
f
56,709
Jabil, Inc.
41,000 5.450%,  2/1/2029 40,683
Lumentum Holdings, Inc.,
Convertible
168,000 0.250%,  3/15/2024 177,996
278,000 0.500%,  6/15/2028 218,607
MACOM Technology Solutions
Holdings, Inc., Convertible
126,000 0.250%,  3/15/2026
i
127,260
Marvell Technology, Inc.
44,000 2.950%,  4/15/2031 36,884
Mastercard, Inc.
40,000 2.000%,  11/18/2031 33,025
Microchip Technology, Inc.,
Convertible
96,000 0.125%,  11/15/2024 108,600
67,000 1.625%,  2/15/2027 169,429
Moody's Corporation
42,000 4.250%,  8/8/2032 39,895
MSCI, Inc.
65,000 4.000%,  11/15/2029
f
58,826
NCR Corporation
89,000 5.125%,  4/15/2029
f
78,788
88,000 6.125%,  9/1/2029
f,i
88,074
NVIDIA Corporation
22,000 2.850%,  4/1/2030
i
19,950

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (42.7%) Value
Technology (1.6%) - continued
NXP BV/NXP Funding, LLC
$ 48,000 4.875%,  3/1/2024 $ 47,656
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
17,000 2.700%,  5/1/2025 16,112
45,000 4.300%,  6/18/2029 42,409
ON Semiconductor Corporation,
Convertible
237,000 Zero Coupon,  5/1/2027 435,251
26,000 0.500%,  3/1/2029
f
29,363
Open Text Corporation
74,000 3.875%,  12/1/2029
f
61,854
80,000 4.125%,  2/15/2030
f
67,744
Oracle Corporation
43,000 6.150%,  11/9/2029 44,787
112,000 2.950%,  4/1/2030 97,761
64,000 6.250%,  11/9/2032 67,935
PayPal Holdings, Inc.
45,000 2.850%,  10/1/2029 39,904
52,000 2.300%,  6/1/2030 44,083
Progress Software Corporation,
Convertible
110,000 1.000%,  4/15/2026 120,450
PTC, Inc.
40,000 3.625%,  2/15/2025
f
38,626
60,000 4.000%,  2/15/2028
f
55,236
Rackspace Technology Global,
Inc.
75,000 5.375%,  12/1/2028
f
23,283
S&P Global, Inc.
41,000 2.900%,  3/1/2032 35,537
Salesforce.com, Inc.
117,000 1.950%,  7/15/2031 96,546
Seagate HDD Cayman
34,000 8.500%,  7/15/2031
f
35,655
90,330 9.625%,  12/1/2032
f
99,674
Semtech Corporation, Convertible
61,000 1.625%,  11/1/2027
f
56,761
Sensata Technologies, Inc.
58,000 3.750%,  2/15/2031
f
49,619
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
20,000 4.625%,  11/1/2026
f
18,755
SS&C Technologies, Inc.
180,000 5.500%,  9/30/2027
f
172,319
Verint Systems, Inc., Convertible
119,000 0.250%,  4/15/2026 104,869
Viavi Solutions, Inc.
55,000 3.750%,  10/1/2029
f
46,734
Viavi Solutions, Inc., Convertible
63,000 1.000%,  3/1/2024 62,490
85,000 1.625%,  3/15/2026
f
88,028
Vishay Intertechnology, Inc.,
Convertible
231,000 2.250%,  6/15/2025 252,806
VMware, Inc.
91,000 1.400%,  8/15/2026 80,357
56,000 2.200%,  8/15/2031 44,005
Xilinx, Inc.
28,000 2.375%,  6/1/2030 24,171
Principal
Amount Long-Term Fixed Income (42.7%) Value
Technology (1.6%) - continued
Ziff Davis, Inc., Convertible
$ 202,000 1.750%,  11/1/2026
f
$ 188,365
Total 6,650,449
Transportation (0.5%)
Air Transport Services Group, Inc.,
Convertible
62,000 1.125%,  10/15/2024 58,565
Allegiant Travel Company
46,000 7.250%,  8/15/2027
f
45,830
American Airlines Group, Inc.
17,000 3.750%,  3/1/2025
f
16,129
American Airlines, Inc.
156,000 11.750%,  7/15/2025
f
171,058
42,000 7.250%,  2/15/2028
f
41,750
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
161,000 5.500%,  4/20/2026
f
159,501
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
60,000 5.375%,  3/1/2029
f,i
55,654
Canadian Pacific Railway
Company
83,000 1.750%,  12/2/2026 74,606
CSX Corporation
45,000 4.250%,  3/15/2029 43,561
Delta Air Lines, Inc.
29,000 7.000%,  5/1/2025
f
29,617
12,000 7.375%,  1/15/2026 12,510
82,000 4.375%,  4/19/2028
i
77,075
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
79,901 4.500%,  10/20/2025
f
78,159
ERAC USA Finance, LLC
84,000 3.850%,  11/15/2024
f
81,810
Hawaiian Brand Intellectual
Property, Ltd.
53,000 5.750%,  1/20/2026
f
50,166
Hertz Corporation
45,000 4.625%,  12/1/2026
f
40,612
84,000 5.000%,  12/1/2029
f
69,437
JetBlue Airways Corporation,
Convertible
189,000 0.500%,  4/1/2026 155,217
Mileage Plus Holdings, LLC
94,400 6.500%,  6/20/2027
f
94,636
Norfolk Southern Corporation
64,000 4.450%,  3/1/2033 61,238
Penske Truck Leasing Company,
LP/PTL Finance Corporation
35,000 1.200%,  11/15/2025
f
31,129
35,000 5.750%,  5/24/2026
f
34,665
47,000 1.700%,  6/15/2026
f
41,505
Rand Parent, LLC
61,000 8.500%,  2/15/2030
f
55,227
Ryder System, Inc.
37,000 2.850%,  3/1/2027 33,802
Southwest Airlines Company
42,000 5.125%,  6/15/2027 41,674
45,000 2.625%,  2/10/2030 38,248

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (42.7%) Value
Transportation (0.5%) - continued
Southwest Airlines Company,
Convertible
$ 286,000 1.250%,  5/1/2025
i
$ 327,899
Union Pacific Corporation
45,000 2.150%,  2/5/2027 41,096
United Airlines, Inc.
55,000 4.375%,  4/15/2026
f
52,256
46,000 4.625%,  4/15/2029
f
41,914
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
75,000 6.375%,  2/1/2030
f
60,392
XPO Escrow Sub, LLC
62,000 7.500%,  11/15/2027
f
63,354
Total 2,280,292
U.S. Government & Agencies (4.0%)
U.S. Treasury Bonds
900,000 4.000%,  11/15/2052 924,469
715,000 1.375%,  11/15/2031 589,568
900,000 4.125%,  11/15/2032 919,687
262,000 3.375%,  5/15/2033 252,666
2,190,000 3.250%,  5/15/2042 1,954,233
4,510,000 3.375%,  8/15/2042 4,093,706
U.S. Treasury Notes
2,830,000 0.125%,  2/15/2024 2,739,462
1,550,000 0.500%,  3/31/2025 1,433,750
1,620,000 0.500%,  2/28/2026 1,455,216
870,000 0.500%,  4/30/2027 754,045
1,550,000 1.125%,  2/29/2028 1,350,801
Total 16,467,603
Utilities (1.1%)
AEP Texas, Inc.
45,000 4.700%,  5/15/2032 43,061
AES Corporation
72,000 3.950%,  7/15/2030
f
64,549
Algonquin Power & Utilities
Corporation
50,000 4.750%,  1/18/2082
b
39,750
Alliant Energy Corporation,
Convertible
112,000 3.875%,  3/15/2026
f
111,216
Ameren Corporation
45,000 1.750%,  3/15/2028 38,535
American Electric Power
Company, Inc.
63,000 2.031%,  3/15/2024 61,268
44,000 2.300%,  3/1/2030 36,492
20,000 5.625%,  3/1/2033 20,333
Arizona Public Service Company
37,000 5.550%,  8/1/2033 37,027
Calpine Corporation
56,000 4.500%,  2/15/2028
f
50,699
CenterPoint Energy, Inc.
34,000 2.500%,  9/1/2024 32,640
56,000 1.450%,  6/1/2026 50,044
67,000 2.650%,  6/1/2031 55,868
CMS Energy Corporation,
Convertible
76,000 3.375%,  5/1/2028
f
74,746
Principal
Amount Long-Term Fixed Income (42.7%) Value
Utilities (1.1%) - continued
Constellation Energy Generation,
LLC
$ 41,000 5.800%,  3/1/2033 $ 41,969
Dominion Energy, Inc.
35,000 3.071%,  8/15/2024 33,803
45,000 3.375%,  4/1/2030 40,250
DTE Energy Company
65,000 4.220%,  11/1/2024 63,545
42,000 4.875%,  6/1/2028 41,082
Duke Energy Corporation
56,000 3.250%,  1/15/2082
b
41,581
22,000 4.875%,  9/16/2024
b,j
21,129
89,000 2.450%,  6/1/2030 74,737
43,000 4.500%,  8/15/2032 40,540
Duke Energy Corporation,
Convertible
307,000 4.125%,  4/15/2026
f
299,785
Edison International
54,000 4.950%,  4/15/2025 52,854
55,000 5.000%,  12/15/2026
b,j
47,515
Enel Finance International NV
93,000 1.375%,  7/12/2026
f
82,102
Entergy Corporation
34,000 0.900%,  9/15/2025 30,535
45,000 1.900%,  6/15/2028 38,350
Evergy, Inc.
34,000 2.450%,  9/15/2024 32,570
Eversource Energy
90,000 4.600%,  7/1/2027 87,744
40,000 5.125%,  5/15/2033 39,420
Exelon Corporation
45,000 4.050%,  4/15/2030 42,051
Fells Point Funding Trust
100,000 3.046%,  1/31/2027
f
91,929
FirstEnergy Corporation,
Convertible
112,000 4.000%,  5/1/2026
f
111,440
Florida Power & Light Company
42,000 4.400%,  5/15/2028 41,211
Georgia Power Company
25,000 4.950%,  5/17/2033 24,677
ITC Holdings Corporation
43,000 4.950%,  9/22/2027
f
42,328
Jersey Central Power & Light
Company
80,000 2.750%,  3/1/2032
f
65,985
National Rural Utilities Cooperative
Finance Corporation
75,000 3.450%,  6/15/2025 72,149
37,000 5.050%,  9/15/2028 36,874
NextEra Energy Capital Holdings,
Inc.
41,000 3.800%,  3/15/2082
b
34,421
40,000 6.051%,  3/1/2025 40,150
45,000 2.250%,  6/1/2030 37,427
NextEra Energy Operating
Partners, LP
125,000 3.875%,  10/15/2026
f
116,166
NextEra Energy Partners, LP,
Convertible
52,000 Zero Coupon,  6/15/2024
f
48,828
208,000 Zero Coupon,  11/15/2025
f
191,880

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (42.7%) Value
Utilities (1.1%) - continued
NiSource, Inc.
$ 45,000 2.950%,  9/1/2029 $ 39,403
NRG Energy, Inc.
34,000 2.000%,  12/2/2025
f
30,500
46,000 10.250%,  3/15/2028
b,f,j
43,377
24,000 3.375%,  2/15/2029
f
19,629
35,000 5.250%,  6/15/2029
f
31,298
NRG Energy, Inc., Convertible
237,000 2.750%,  6/1/2048 250,154
PG&E Corporation
65,000 5.000%,  7/1/2028 59,644
PPL Capital Funding, Inc.,
Convertible
188,000 2.875%,  3/15/2028
f
179,540
Public Service Enterprise Group,
Inc.
45,000 1.600%,  8/15/2030 35,247
Sempra Energy
84,000 4.875%,  10/15/2025
b,j
78,126
56,000 3.400%,  2/1/2028 51,542
Southern California Edison
Company
21,000 5.950%,  11/1/2032 21,981
Southern Company
44,000 4.475%,  8/1/2024 43,196
53,000 5.700%,  10/15/2032 54,842
35,000 4.000%,  1/15/2051
b
32,369
109,000 3.750%,  9/15/2051
b
92,759
Southern Company, Convertible
327,000 3.875%,  12/15/2025
f
326,183
Talen Energy Supply, LLC
55,000 8.625%,  6/1/2030
f
56,925
TerraForm Power Operating, LLC
130,000 5.000%,  1/31/2028
f
119,686
Vistra Operations Company, LLC
88,000 5.125%,  5/13/2025
f
85,796
132,000 5.000%,  7/31/2027
f
123,554
Xcel Energy, Inc.
45,000 4.000%,  6/15/2028 42,820
64,000 4.600%,  6/1/2032 60,436
Total 4,702,262
Total Long-Term Fixed Income
(cost $186,740,131) 177,113,586
Shares Common Stock ( 31.1% ) Value
Communications Services (2.2%)
4,940 Alphabet, Inc., Class A
m
591,318
25,742 Alphabet, Inc., Class C
m
3,114,010
26,512 Comcast Corporation 1,101,574
23,617 DISH Network Corporation
m
155,636
532 EchoStar Corporation
m
9,225
625 Emerald Holding, Inc.
m
2,563
352 Liberty Latin America, Ltd., Class
A
m
3,080
6,282 Meta Platforms, Inc.
m
1,802,808
1,334 Netflix, Inc.
m
587,614
19,400 QuinStreet, Inc.
m
171,302
430 Shutterstock, Inc. 20,928
13,281 Verizon Communications, Inc. 493,920
4,144 Walt Disney Company
m
369,976
22,120 Warner Brothers Discovery, Inc.
m
277,385
Shares Common Stock (31.1%) Value
Communications Services (2.2%) - continued
316 Windstream Services, LLC
m
$ 3,002
4,091 Ziff Davis, Inc.
m
286,615
Total 8,990,956
Consumer Discretionary (3.4%)
19,290 Amazon.com, Inc.
m
2,514,644
4,238 Aptiv plc
m
432,657
1,549 Bloomin' Brands, Inc. 41,653
397 Booking Holdings, Inc.
m
1,072,031
1,362 Boot Barn Holdings, Inc.
m
115,348
164 Boyd Gaming Corporation 11,377
5,191 Cedar Fair, LP 207,484
220 Chipotle Mexican Grill, Inc.
m
470,580
9,719 Clarus Corporation 88,832
14,477 Cooper-Standard Holdings, Inc.
m
206,442
1,938 Crocs, Inc.
m
217,909
4,219 D.R. Horton, Inc. 513,410
1,790 Darden Restaurants, Inc. 299,073
1,433 Domino's Pizza, Inc. 482,907
11,676 Everi Holdings, Inc.
m
168,835
12,933 Ford Motor Company 195,676
7,958 General Motors Company 306,860
1,154 Grand Canyon Education, Inc.
m
119,104
1,566 Hilton Worldwide Holdings, Inc. 227,931
3,474 Home Depot, Inc. 1,079,163
3,263 Lowe's Companies, Inc. 736,459
623 Lululemon Athletica, Inc.
m
235,806
172 Marriott International, Inc./MD 31,595
1,155 McDonald's Corporation 344,664
748 Meritage Homes Corporation 106,418
94 NVR, Inc.
m
596,958
429 O'Reilly Automotive, Inc.
m
409,824
132 Oxford Industries, Inc. 12,991
2,324 Papa John's International, Inc. 171,581
5,068 Skyline Champion Corporation
m
331,701
17,962 Sonos, Inc.
m
293,319
4,769 Sony Group Corporation ADR 429,401
10,658 Stoneridge, Inc.
m
200,903
4,867 Tesla, Inc.
m
1,274,035
28,907 ThredUp, Inc.
m
70,533
71 Travel + Leisure Company 2,864
91 Ulta Beauty, Inc.
m
42,824
Total 14,063,792
Consumer Staples (1.6%)
4,965 Altria Group, Inc. 224,914
5,478 BJ's Wholesale Club Holdings,
Inc.
m
345,169
1,189 Casey's General Stores, Inc. 289,973
1,408 Coca-Cola Company 84,790
2,621 Colgate-Palmolive Company 201,922
30,763 Coty, Inc.
m
378,077
480 Edgewell Personal Care Company 19,829
2,438 Hormel Foods Corporation 98,056
2,362 John B. Sanfilippo & Son, Inc. 276,992
4,252 Lamb Weston Holdings, Inc. 488,767
3,704 Mondelez International, Inc. 270,170
97 PepsiCo, Inc. 17,966
11,330 Philip Morris International, Inc. 1,106,035
16,634 Primo Water Corporation 208,590
1,688 Procter & Gamble Company 256,137
5,943 Sysco Corporation 440,971
6,379 Turning Point Brands, Inc. 153,160
4,844 Tyson Foods, Inc. 247,238

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (31.1%) Value
Consumer Staples (1.6%) - continued
5,491 US Foods Holding Corporation
m
$ 241,604
8,068 Walmart, Inc. 1,268,128
Total 6,618,488
Energy (1.5%)
13,412 BP plc ADR 473,309
567 Cheniere Energy, Inc. 86,388
3,131 Chesapeake Energy Corporation 262,002
493 Chevron Corporation 77,574
6,206 ConocoPhillips 643,004
10,881 Devon Energy Corporation 525,987
18,499 Enterprise Products Partners, LP 487,449
6,732 Exxon Mobil Corporation 722,007
19,699 Halliburton Company 649,870
767 International Seaways, Inc. 29,330
4,999 Marathon Petroleum Corporation 582,883
24,101 NOV, Inc. 386,580
4,045 Permian Resources Corporation 44,333
86 Phillips 66 8,203
3,684 Pioneer Natural Resources
Company 763,251
6,408 TechnipFMC plc
m
106,501
1,480 Valero Energy Corporation 173,604
865 Viper Energy Partners, LP 23,208
Total 6,045,483
Financials (4.5%)
20,302 Ally Financial, Inc. 548,357
2,108 American Express Company 367,214
6,238 American International Group, Inc. 358,935
1,670 Ameriprise Financial, Inc. 554,707
6,770 Arch Capital Group, Ltd.
m
506,734
25,120 Bank of America Corporation 720,693
107 Bank of Marin Bancorp 1,891
5,433 Bank of N.T. Butterfield & Son, Ltd. 148,647
9,148 Bank of New York Mellon
Corporation 407,269
1,516 Berkshire Hathaway, Inc.
m
516,956
600 BlackRock TCP Capital
Corporation 6,546
208 BlackRock, Inc. 143,757
1,391 Blackstone Mortgage Trust, Inc. 28,947
12,709 Bridgewater Bancshares, Inc.
m
125,184
7,065 Byline Bancorp, Inc. 127,806
2,634 Capital One Financial Corporation 288,081
5,954 Carlyle Group, Inc. 190,230
664 Cboe Global Markets, Inc. 91,639
1,597 Central Pacific Financial
Corporation 25,089
4,619 Charles Schwab Corporation 261,805
2,904 Chubb, Ltd. 559,194
2,012 Citigroup, Inc. 92,632
130 Citizens Financial Group, Inc. 3,390
8,412 Columbia Banking System, Inc. 170,595
6,429 Comerica, Inc. 272,332
656 Community Trust Bancorp, Inc. 23,334
318 ConnectOne Bancorp, Inc. 5,276
943 Customers Bancorp, Inc.
m
28,535
451 Dime Community Bancshares, Inc. 7,951
2,399 Discover Financial Services 280,323
145 Eagle Bancorp, Inc. 3,068
1,172 Ellington Residential Mortgage
REIT 8,450
691 Encore Capital Group, Inc.
m
33,596
Shares Common Stock (31.1%) Value
Financials (4.5%) - continued
883 Enterprise Financial Services
Corporation $ 34,525
4,470 Federated Hermes, Inc. 160,249
212 Financial Institutions, Inc. 3,337
270 First Foundation, Inc. 1,072
148 First Mid-Illinois Bancshares, Inc. 3,573
1,025 Fiserv, Inc.
m
129,304
239 FS KKR Capital Corporation 4,584
3,099 Glacier Bancorp, Inc. 96,596
524 Golub Capital BDC, Inc. 7,074
516 Great Southern Bancorp, Inc. 26,177
1,768 Hanmi Financial Corporation 26,396
7,093 Heartland Financial USA, Inc. 197,682
269 Heritage Financial Corporation 4,350
547 Hometrust Bancshares, Inc. 11,427
2,681 Hope Bancorp, Inc. 22,574
2,887 Houlihan Lokey, Inc. 283,821
301 Independent Bank Corporation/MI 5,105
5,862 Intercontinental Exchange, Inc. 662,875
9,762 J.P. Morgan Chase & Company 1,419,785
1,130 Janus Henderson Group plc 30,793
2,177 Kinsale Capital Group, Inc. 814,633
1,496 Loews Corporation 88,832
2,686 M&T Bank Corporation 332,419
252 Marsh & McLennan Companies,
Inc. 47,396
3,404 Mastercard, Inc. 1,338,793
5,084 MetLife, Inc. 287,399
241 Metropolitan Bank Holding
Corporation
m
8,370
3,125 MGIC Investment Corporation 49,344
1,106 MidWestOne Financial Group, Inc. 23,635
3,189 Morgan Stanley 272,341
64 Mr. Cooper Group, Inc.
m
3,241
3,963 Nasdaq, Inc. 197,556
2,858 New York Community Bancorp,
Inc. 32,124
415 NMI Holdings, Inc.
m
10,715
13,687 PayPal Holdings, Inc.
m
913,334
80 PNC Financial Services Group,
Inc. 10,076
443 Popular, Inc. 26,810
9,791 Radian Group, Inc. 247,516
6,101 Raymond James Financial, Inc. 633,101
2,791 RLI Corporation 380,888
1,168 S&P Global, Inc. 468,240
4,432 Seacoast Banking Corporation of
Florida 97,947
745 Synovus Financial Corporation 22,536
724 TPG, Inc. 21,184
3,926 Triumph Financial, Inc.
m
238,387
109 Truist Financial Corporation 3,308
229 TrustCo Bank Corporation NY 6,552
168 U.S. Bancorp 5,551
253 Visa, Inc. 60,082
5,196 Voya Financial, Inc. 372,605
22,075 Wells Fargo & Company 942,161
11,496 Western Alliance Bancorp 419,259
3,983 Western Union Company 46,721
8,327 Zions Bancorp NA 223,663
Total 18,687,181
Health Care (4.2%)
3,282 Abbott Laboratories 357,804
1,665 ACADIA Pharmaceuticals, Inc.
m
39,877

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (31.1%) Value
Health Care (4.2%) - continued
1,568 Agilent Technologies, Inc. $ 188,552
7,646 Agiliti, Inc.
m
126,159
1,399 Align Technology, Inc.
m
494,742
1,558 Alkermes plc
m
48,765
416 AmerisourceBergen Corporation 80,051
768 Amgen, Inc. 170,511
3,125 AstraZeneca plc ADR 223,656
12,171 Avantor, Inc.
m
249,992
856 Azenta, Inc.
m
39,958
5,884 Baxter International, Inc. 268,075
1,282 Biogen, Inc.
m
365,178
114 Bio-Rad Laboratories, Inc.
m
43,220
2,603 Bio-Techne Corporation 212,483
193 Bristol-Myers Squibb Company 12,342
4,046 Centene Corporation
m
272,903
1,820 Cigna Group 510,692
3,308 CVS Health Corporation 228,682
2,307 Danaher Corporation 553,680
2,599 Dexcom, Inc.
m
333,998
3,748 Edwards Lifesciences
Corporation
m
353,549
1,231 Elevance Health, Inc. 546,921
102 Eli Lilly & Company 47,836
215 Enanta Pharmaceuticals, Inc.
m
4,601
5,999 Enovis Corporation
m
384,656
6,678 Gilead Sciences, Inc. 514,673
7,592 Halozyme Therapeutics, Inc.
m
273,843
1,342 HCA Healthcare, Inc. 407,270
1,602 Hologic, Inc.
m
129,714
936 Insulet Corporation
m
269,886
1,580 Intuitive Surgical, Inc.
m
540,265
4,791 Ionis Pharmaceuticals, Inc.
m
196,575
6,068 Johnson & Johnson 1,004,375
2,882 Laboratory Corporation of America
Holdings 695,513
1,783 Lantheus Holdings, Inc.
m
149,629
21,208 Maravai LifeSciences Holdings,
Inc.
m
263,615
444 Medpace Holdings, Inc.
m
106,635
9,307 Medtronic plc 819,947
10,012 Merck & Company, Inc. 1,155,285
136 Moderna, Inc.
m
16,524
1,057 Molina Healthcare, Inc.
m
318,411
1,083 Novo Nordisk AS ADR 175,262
12,076 Pfizer, Inc. 442,948
4,739 Progyny, Inc.
m
186,432
1,007 QuidelOrtho Corporation
m
83,440
5,314 R1 RCM, Inc.
m
98,043
275 Regeneron Pharmaceuticals, Inc.
m
197,599
9,531 Revance Therapeutics, Inc.
m
241,230
4,861 Stevanato Group SPA 157,399
802 Thermo Fisher Scientific, Inc. 418,444
2,004 UnitedHealth Group, Inc. 963,203
287 Vertex Pharmaceuticals, Inc.
m
100,998
12,517 Viatris, Inc. 124,920
16,976 Viemed Healthcare, Inc.
m
166,025
780 Waters Corporation
m
207,901
3,111 Zimmer Biomet Holdings, Inc. 452,962
2,799 Zoetis, Inc. 482,016
Total 17,519,865
Industrials (4.2%)
961 3M Company 96,187
359 Acuity Brands, Inc. 58,546
3,684 Advanced Drainage Systems, Inc. 419,166
Shares Common Stock (31.1%) Value
Industrials (4.2%) - continued
8,901 Air Lease Corporation $ 372,507
5,781 American Airlines Group, Inc.
m
103,711
3,008 AMETEK, Inc. 486,935
358 Armstrong World Industries, Inc. 26,299
3,924 ASGN, Inc.
m
296,772
13,712 Badger Infrastructure Solutions,
Ltd. 278,432
6,452 Barnes Group, Inc. 272,210
540 Builders FirstSource, Inc.
m
73,440
904 Carlisle Companies, Inc. 231,903
136 Caterpillar, Inc. 33,463
3,569 Cimpress plc
m
212,284
780 Cintas Corporation 387,722
24,881 CNH Industrial NV 358,286
2,137 Crane Company 190,450
2,137 Crane NXT Company 120,612
21,191 CSX Corporation 722,613
807 Curtiss-Wright Corporation 148,214
278 Deere & Company 112,643
10,754 Delta Air Lines, Inc.
m
511,245
516 Eaton Corporation plc 103,768
1,341 Expeditors International of
Washington, Inc. 162,435
10,140 Fastenal Company 598,159
1,113 Ferguson plc 175,086
6,559 Fluor Corporation
m
194,146
5,081 Forward Air Corporation 539,145
526 FTI Consulting, Inc.
m
100,045
1,676 General Dynamics Corporation 360,591
337 Gibraltar Industries, Inc.
m
21,204
87 Gorman-Rupp Company 2,508
4,921 Greenbrier Companies, Inc. 212,095
5,747 Helios Technologies, Inc. 379,819
1,372 Honeywell International, Inc. 284,690
7,988 Howmet Aerospace, Inc. 395,885
178 Hubbell, Inc. 59,018
18,959 Janus International Group, Inc.
m
202,103
5,278 Johnson Controls International plc 359,643
212 Kaman Corporation 5,158
1,427 L3Harris Technologies, Inc. 279,364
1,894 Lincoln Electric Holdings, Inc. 376,205
3,781 ManpowerGroup, Inc. 300,211
3,607 Maximus, Inc. 304,828
5,023 Miller Industries, Inc. 178,166
1,431 Moog, Inc. 155,163
811 Northrop Grumman Corporation 369,654
1,297 Old Dominion Freight Line, Inc. 479,566
649 Oshkosh Corporation 56,197
452 Owens Corning, Inc. 58,986
2,208 Parker-Hannifin Corporation 861,208
151 Paycom Software, Inc. 48,507
2,532 Pentair plc 163,567
2,480 Quanta Services, Inc. 487,196
3,822 RB Global, Inc. 229,320
6,909 Schneider National, Inc. 198,427
3,092 Tennant Company 250,792
5,731 Timken Company 524,558
468 TriNet Group, Inc.
m
44,446
13,305 Uber Technologies, Inc.
m
574,377
1,091 Union Pacific Corporation 223,240
3,372 United Parcel Service, Inc. 604,431
2,047 United Rentals, Inc. 911,672
Total 17,349,219

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (31.1%) Value
Information Technology (6.4%)
1,700 Adobe, Inc.
m
$ 831,283
3,223 Advanced Micro Devices, Inc.
m
367,132
1,831 Amphenol Corporation 155,543
834 ANSYS, Inc.
m
275,445
18,231 Apple, Inc. 3,536,267
3,049 Applied Materials, Inc. 440,702
1,415 Autodesk, Inc.
m
289,523
1,327 BILL Holdings, Inc.
m
155,060
48 Broadcom, Inc. 41,637
333 Cadence Design Systems, Inc.
m
78,095
1,887 Calix, Inc.
m
94,180
8,177 Ciena Corporation
m
347,441
28,694 Cisco Systems, Inc. 1,484,628
5,923 Cohu, Inc.
m
246,160
2,602 DocuSign, Inc.
m
132,936
16,458 Dropbox, Inc.
m
438,935
1,338 FormFactor, Inc.
m
45,786
4,561 Fortinet, Inc.
m
344,766
3,634 Gen Digital, Inc. 67,411
13,082 Gilat Satellite Networks, Ltd.
m
81,501
2,768 Guidewire Software, Inc.
m
210,589
698 Insight Enterprises, Inc.
m
102,145
270 InterDigital, Inc. 26,068
4,788 Juniper Networks, Inc. 150,008
146 KLA Corporation 70,813
14,034 Knowles Corporation
m
253,454
146 Lam Research Corporation 93,858
810 Littelfuse, Inc. 235,961
4,302 Microchip Technology, Inc. 385,416
16,596 Microsoft Corporation 5,651,602
1,427 NICE, Ltd. ADR
m
294,676
5,451 NVIDIA Corporation 2,305,882
3,583 ON Semiconductor Corporation
m
338,880
3,099 Plexus Corporation
m
304,446
10,307 QUALCOMM, Inc. 1,226,945
211 Roper Industries, Inc. 101,449
4,260 Salesforce, Inc.
m
899,968
11,591 Samsung Electronics Company,
Ltd. 638,239
1,278 ServiceNow, Inc.
m
718,198
907 Skyworks Solutions, Inc. 100,396
2,962 Splunk, Inc.
m
314,239
3,334 Sprout Social, Inc.
m
153,897
5,112 Texas Instruments, Inc. 920,262
4,144 Trimble, Inc.
m
219,383
35,410 TTM Technologies, Inc.
m
492,199
731 Tyler Technologies, Inc.
m
304,440
589 Universal Display Corporation 84,893
588 VeriSign, Inc.
m
132,870
487 Western Digital Corporation
m
18,472
4,371 Wolfspeed, Inc.
i,m
242,984
2,535 Workiva, Inc.
m
257,708
155 Zoom Video Communications,
Inc.
m
10,521
Total 26,715,292
Materials (1.3%)
395 Allegheny Technologies, Inc.
m
17,471
1,036 AptarGroup, Inc. 120,031
12,551 Axalta Coating Systems, Ltd.
m
411,798
6,929 Ball Corporation 403,337
1,507 Berry Plastics Group, Inc. 96,960
2,982 Carpenter Technology Corporation 167,380
6,379 CF Industries Holdings, Inc. 442,830
113 Eagle Materials, Inc. 21,065
Shares Common Stock (31.1%) Value
Materials (1.3%) - continued
3,610 Eastman Chemical Company $ 302,229
5,007 Ingevity Corporation
m
291,207
17,265 Ivanhoe Mines, Ltd.
m
157,695
644 Linde plc 245,416
1,840 LyondellBasell Industries NV 168,967
4,574 Nucor Corporation 750,045
3,535 PPG Industries, Inc. 524,240
1,648 SSR Mining, Inc. 23,369
4,435 Steel Dynamics, Inc. 483,105
17,176 Tronox Holdings plc 218,307
1,858 United States Lime & Minerals, Inc. 388,118
850 Vulcan Materials Company 191,624
Total 5,425,194
Real Estate (0.9%)
3,827 Agree Realty Corporation 250,248
1,783 Alexandria Real Estate Equities,
Inc. 202,353
960 AvalonBay Communities, Inc. 181,699
1,483 Camden Property Trust 161,454
2,396 CBRE Group, Inc.
m
193,381
29,518 Cushman and Wakefield plc
m
241,457
1,966 Digital Realty Trust, Inc. 223,868
1,211 Equity Commonwealth 24,535
847 Equity Residential 55,877
145 Extra Space Storage, Inc. 21,583
25,386 Healthcare Realty Trust, Inc. 478,780
20,322 Host Hotels & Resorts, Inc. 342,019
10,641 Independence Realty Trust, Inc. 193,879
533 Kite Realty Group Trust 11,907
190 Mid-America Apartment
Communities, Inc. 28,853
8,725 National Storage Affiliates Trust 303,892
669 NNN REIT, Inc. 28,627
1,500 Public Storage, Inc. 437,820
1,377 SBA Communications Corporation 319,134
Total 3,701,366
Utilities (0.9%)
5,174 Alliant Energy Corporation 271,531
1,396 Black Hills Corporation 84,123
8,801 CenterPoint Energy, Inc. 256,549
5,548 Constellation Energy Corporation 507,919
3,621 Duke Energy Corporation 324,949
6,244 Entergy Corporation 607,978
2,510 Evergy, Inc. 146,634
10,313 NiSource, Inc. 282,061
1,639 NorthWestern Corporation 93,030
485 OGE Energy Corporation 17,416
3,391 Portland General Electric
Company 158,801
4,932 Public Service Enterprise Group,
Inc. 308,793
2,434 Sempra Energy 354,366
2,253 Spire, Inc. 142,930
Total 3,557,080
Total Common Stock
(cost $96,140,489) 128,673,916

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies ( 13.6% ) Value
U.S. Affiliated  (12.9%)
3,039,120 Thrivent Core Emerging Markets
Debt Fund $ 23,310,050
3,099,797 Thrivent Core International Equity
Fund 30,440,005
Total 53,750,055
U.S. Unaffiliated  (0.7%)
24,445 Aberdeen Asia-Pacific Income
Fund, Inc. 66,001
8,927 AllianceBernstein Global High
Income Fund, Inc. 88,913
13,658 Allspring Income Opportunities
Fund 88,094
4,130 BlackRock Core Bond Trust 43,943
9,416 BlackRock Corporate High Yield
Fund, Inc. 83,991
8,106 BlackRock Credit Allocation
Income Trust 82,276
2,370 BlackRock Debt Strategies Fund,
Inc. 23,202
8,376 BlackRock Enhanced Global
Dividend Trust 84,346
2,050 BlackRock Enhanced International
Dividend Trust 11,152
425 BlackRock Floating Rate Income
Strategies Fund, Inc. 5,189
1,349 BlackRock Income Trust, Inc. 16,417
4,705 BlackRock Multi-Sector Income
Trust 67,611
6,571 Blackstone Strategic Credit 2027
Term Fund 71,821
8,342 Eaton Vance Limited Duration
Income Fund 78,081
614 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 4,863
7,249 First Trust High Income Long/Short
Fund 82,929
2,421 Invesco Dynamic Credit
Opportunities Fund
e,m
25,340
6,000 iShares Preferred and Income
Securities ETF
i
185,580
18,650 Nuveen Credit Strategies Income
Fund 94,183
2,750 Nuveen Preferred Income
Opportunities Fund 17,820
3,825 Nuveen Quality Preferred Income
Fund II 24,403
7,849 PGIM Global High Yield Fund, Inc. 86,104
7,795 PGIM High Yield Bond Fund, Inc. 96,814
3,465 Pimco Dynamic Income Fund 64,969
8,521 SPDR Bloomberg High Yield Bond
ETF 784,188
824 Tri-Continental Corporation 22,594
3,800 Vanguard Short-Term Corporate
Bond ETF 287,508
3,400 Virtus Convertible & Income Fund 11,832
5,390 Virtus Dividend, Interest &
Premium Strategy Fund 65,812
1,125 Virtus Equity & Convertible Income
Fund 23,794
11,519 Voya Global Equity Dividend &
Premium Opportunity Fund 59,208
Shares
Registered Investment
Companies (13.6%) Value
U.S. Unaffiliated  (0.7%)- continued
18,141 Western Asset High Income
Opportunity Fund, Inc. $ 68,573
Total 2,817,551
Total Registered Investment
Companies (cost $61,291,418) 56,567,606
Shares Preferred Stock ( 0.9% ) Value
Communications Services (0.1%)
7,800 AT&T, Inc., 4.750%
i,j
164,424
5,600 CenterPoint Energy, Inc.,
Convertible, 3.369% 203,504
2,343 Paramount Global, Convertible,
5.750% 53,092
3,500 Telephone and Data Systems, Inc.,
6.000%
j
48,090
Total 469,110
Energy (<0.1%)
3,364 Crestwood Equity Partners, LP,
9.250%
j
30,949
1,600 Energy Transfer, LP, 7.600%
b,j
39,008
1,536 Nustar Logistics, LP, 11.994%
b
38,861
351 UGI Corporation, Convertible,
7.250% 23,313
Total 132,131
Financials (0.6%)
2,750 Aegon Funding Corporation II,
5.100% 58,327
2,700 Allstate Corporation, 5.100%
j
59,400
6,175 Bank of America Corporation,
4.250%
j
115,472
274 Bank of America Corporation,
Convertible, 7.250%
j
321,079
5,525 Capital One Financial Corporation,
5.000%
i,j
107,351
2,875 Equitable Holdings, Inc., 5.250%
j
57,471
140 First Horizon Bank, 6.061%
*,b,j
88,855
4,400 J.P. Morgan Chase & Company,
4.200%
j
84,876
3,650 J.P. Morgan Chase & Company,
4.750%
j
78,220
3,500 KeyCorp, 6.200%
b,j
66,780
4,823 KKR & Company, Inc.,
Convertible, 6.000% 318,800
2,850 Morgan Stanley, 4.250%
j
53,010
2,630 Morgan Stanley, 5.850%
b,j
61,831
3,100 Morgan Stanley, 7.125%
b,j
77,934
6,150 Public Storage, 4.125%
j
122,385
1,300 Public Storage, 4.625%
j
28,639
325 Public Storage, 4.700%
j
7,316
825 Regions Financial Corporation,
5.700%
b,j
16,871
775 Synovus Financial Corporation,
5.875%
b,j
16,004
2,425 Truist Financial Corporation,
4.750%
i,j
48,694
2,850 U.S. Bancorp, 4.000%
j
47,966
5,000 Wells Fargo & Company, 4.250%
j
85,300

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock (0.9%) Value
Financials (0.6%) - continued
279 Wells Fargo & Company,
Convertible, 7.500%
j
$ 321,408
Total 2,243,989
Utilities (0.2%)
3,398 AES Corporation, Convertible,
6.875% 277,345
5,200 CMS Energy Corporation, 4.200%
j
94,276
4,837 NextEra Energy, Inc., Convertible,
6.926%
i
219,068
920 NiSource, Inc., Convertible,
7.750% 93,610
3,425 Southern Company, 4.950% 78,672
Total 762,971
Total Preferred Stock
(cost $4,211,774) 3,608,201
Shares
Collateral Held for Securities
Loaned ( 0.5% ) Value
2,051,510 Thrivent Cash Management Trust 2,051,510
Total Collateral Held for
Securities Loaned
(cost $2,051,510) 2,051,510
Shares or
Principal
Amount Short-Term Investments ( 8.0% ) Value
Federal Home Loan Bank Discount
Notes
400,000 4.870%, 8/18/2023
n,o
397,514
1,100,000 5.090%, 9/13/2023
n,o
1,089,194
300,000 5.120%, 9/19/2023
n,o
296,808
Federal National Mortgage
Association Discount Notes
900,000 4.860%, 9/18/2023
n,o
890,548
Thrivent Core Short-Term Reserve
Fund
3,049,234 5.460% 30,492,337
U.S. Treasury Bills
100,000 5.083%, 8/3/2023
n,p
99,560
Total Short-Term Investments
(cost $33,256,547) 33,265,961
Total Investments (cost
$407,203,299) 102.5% $424,766,256
Other Assets and Liabilities, Net
(2.5%) (10,201,487)
Total Net Assets 100.0% $414,564,769
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
June 30, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2023, the value of these investments was $56,775,295 or 13.7% of
total net assets.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 30, 2023.
h All or a portion of the security is insured or guaranteed.
i All or a portion of the security is on loan.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
l Defaulted security.  Interest is not being accrued.
m Non-income producing security.
n The interest rate shown reflects the yield.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
p All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Balanced
Income Plus Portfolio as of June 30, 2023 was $89,676 or
0.02% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of June 30, 2023.
Security
Acquisition
Date Cost
Credit Suisse Group AG,
12/29/2049 1/31/2014 $ 23,139
First Horizon Bank, 6.061%,
3/5/2019 6/21/2017 107,380
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus
Portfolio as of June 30, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 1,418,397
Common Stock 584,212
Total lending $2,002,609
Gross amount payable upon return of
collateral for securities loaned $2,051,510
Net amounts due to counterparty $48,901

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 6M - ICE Libor USD Rate 6 Month
PRIME - Federal Reserve Prime Loan Rate
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 37,971,643
Gross unrealized depreciation (22,738,367)
Net unrealized appreciation (depreciation) $ 15,233,276
Cost for federal income tax purposes $ 409,455,953

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2023, in valuing Balanced Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 880,059 – 880,059 –
Capital Goods 2,522,785 – 2,522,785 –
Communications Services 3,505,887 – 3,505,887 –
Consumer Cyclical 4,519,741 – 4,519,741 –
Consumer Non-Cyclical 3,284,021 – 3,284,021 –
Energy 562,852 – 562,852 –
Financials 1,811,932 – 1,811,932 –
Technology 4,831,102 – 4,709,176 121,926
Transportation 1,383,352 – 1,383,352 –
Utilities 183,745 – 183,745 –
Long-Term Fixed Income
Asset-Backed Securities 18,069,745 – 17,719,759 349,986
Basic Materials 2,655,527 – 2,655,527 –
Capital Goods 5,666,886 – 5,666,886 –
Collateralized Mortgage Obligations 14,345,745 – 14,345,745 –
Commercial Mortgage-Backed Securities 1,810,225 – 1,810,225 –
Communications Services 5,741,091 – 5,741,091 –
Consumer Cyclical 9,401,467 – 9,401,467 –
Consumer Non-Cyclical 8,420,836 – 8,420,836 –
Energy 6,798,925 – 6,798,925 –
Financials 21,894,972 – 21,894,972 –
Foreign Government 68,780 – 68,780 –
Mortgage-Backed Securities 52,138,781 – 52,138,781 –
Technology 6,650,449 – 6,650,449 –
Transportation 2,280,292 – 2,280,292 –
U.S. Government & Agencies 16,467,603 – 16,467,603 –
Utilities 4,702,262 – 4,702,262 –
Common Stock
Communications Services 8,990,956 8,987,954 3,002 –
Consumer Discretionary 14,063,792 14,063,792 – –
Consumer Staples 6,618,488 6,618,488 – –
Energy 6,045,483 6,045,483 – –
Financials 18,687,181 18,687,181 – –
Health Care 17,519,865 17,519,865 – –
Industrials 17,349,219 17,070,787 278,432 –
Information Technology 26,715,292 26,077,053 638,239 –
Materials 5,425,194 5,267,499 157,695 –
Real Estate 3,701,366 3,701,366 – –
Utilities 3,557,080 3,557,080 – –
Preferred Stock
Communications Services 469,110 265,606 203,504 –
Energy 132,131 132,131 – –
Financials 2,243,989 2,155,134 88,855 –
Utilities 762,971 762,971 – –
Registered Investment Companies
U.S. Unaffiliated 2,817,551 2,792,211 – 25,340
Short-Term Investments 2,773,624 – 2,773,624 –
Subtotal Investments in Securities $338,472,354 $133,704,601 $204,270,501 $497,252
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 53,750,055
Affiliated Short-Term Investments 30,492,337
Collateral Held for Securities Loaned 2,051,510
Subtotal Other Investments $86,293,902
Total Investments at Value $424,766,256
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of June 30, 2023, in valuing Balanced Income Plus Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 409,271 409,271 – –
Total Asset Derivatives $409,271 $409,271 $– $–
Liability Derivatives
Futures Contracts 461,738 461,738 – –
Credit Default Swaps 24,560 – 24,560 –
Total Liability Derivatives $486,298 $461,738 $24,560 $–
The following table presents Balanced Income Plus Portfolio's futures contracts held as of June 30, 2023. Investments and/or cash totaling
$2,674,064 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 27 September 2023 $ 3,089,043 ( $ 57,872)
CBOT 5-Yr. U.S. Treasury Note 38 September 2023 4,153,084 (83,521)
CBOT U.S. Long Bond 52 September 2023 6,612,679 (13,554)
CME E-mini S&P 500 Index 38 September 2023 8,250,464 277,211
CME Ultra Long Term U.S. Treasury Bond 101 September 2023 13,631,350 126,744
ICE mini MSCI EAFE Index 6 September 2023 641,334 5,316
ICE US mini MSCI Emerging Markets Index 80 September 2023 4,034,201 (42,602)
Ultra 10-Yr. U.S. Treasury Note 9 September 2023 1,079,041 (13,103)
Total Futures Long Contracts $ 41,491,196 $ 198,619
CME E-mini Russell 2000 Index (95) September 2023 ( $ 9,032,242) ( $ 10,333)
CME E-mini S&P Mid-Cap 400 Index (14) September 2023 (3,611,979) (89,761)
CME Euro Foreign Exchange Currency (30) September 2023 (4,062,184) (45,191)
Eurex Euro STOXX 50 Index (86) September 2023 (4,055,216) (105,801)
Total Futures Short Contracts ( $ 20,761,621) ($251,086)
Total Futures Contracts $ 20,729,575 ($52,467)

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Balanced Income Plus Portfolio's swaps contracts held as of June 30, 2023. Investments totaling $99,560 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 40, 5 Year, at 5.00%, Quarterly Buy 6/20/2028 $ 950,000 $ – ( $ 24,560) ( $ 24,560)
Total Credit Default Swaps $– ($24,560) ($24,560)
1 As the buyer of protection, Balanced Income Plus Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Balanced Income Plus Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Balanced Income Plus Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2023, for Balanced Income Plus
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 282,527
Total Equity Contracts 282,527
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 126,744
Total Interest Rate Contracts 126,744
Total Asset Derivatives $409,271
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 45,191
Total Foreign Exchange Contracts 45,191
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 248,497
Total Equity Contracts 248,497
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 168,050
Total Interest Rate Contracts 168,050
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 24,560
Total Credit Contracts 24,560
Total Liability Derivatives $486,298
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2023, for
Balanced Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 361,565
Total Equity Contracts
361,565
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts 82,300
Total Foreign Exchange Contracts 82,300
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 33,531
Futures Net realized gains/(losses) on Futures contracts (330,394)
Total Interest Rate Contracts
(296,863)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (110,262)
Total Credit Contracts
(110,262)
Total $36,740
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2023, for Balanced Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (45,191)
Total Foreign Exchange Contracts (45,191)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (226,304)
Total Equity Contracts (226,304)
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts (19,039)
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (74,169)
Total Interest Rate Contracts (93,208)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 75,607
Total Credit Contracts 75,607
Total ($289,096)
The following table presents Balanced Income Plus Portfolio's average volume of derivative activity during the period ended June 30, 2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $8,163,974
Futures - Short (16,125,157)
Interest Rate Contracts
Futures - Long 27,632,546
Options Written (1,896,213)
Foreign Exchange Contracts
Futures - Short (1,626,765)
Credit Contracts
Credit Default Swaps - Buy Protection (20,988)

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Balanced Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
6/30/2023
Shares Held at
6/30/2023
% of Net
Assets
6/30/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $24,931 $684 $2,650 $23,310 3,039 5.6%
Core International Equity 28,893 – 2,000 30,440 3,100 7.3
Total U.S. Affiliated Registered Investment
Companies 53,824 53,750 12.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% 47,806 55,304 72,618 30,492 3,049 7.3
Total Affiliated Short-Term Investments 47,806 30,492 7.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 2,819 50,198 50,965 2,052 2,052 0.5
Total Collateral Held for Securities Loaned 2,819 2,052 0.5
Total Value $104,449 $86,294
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 6/30/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($711) $1,056 $ – $684
Core International Equity 2 3,545 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% – – – 800
Total Income/Non Income Cash from Affiliated
Investments $1,484
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 24
Total Affiliated Income from Securities Loaned, Net $24
Total Value ($709) $4,601 $ –

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 6.8% )
a
Value
Basic Materials (0.3%)
Asplundh Tree Expert, LLC, Term
Loan
$ 296,712
6.934%,  (LIBOR 1M +
1.750%), 9/4/2027
b
$ 295,786
Grinding Media, Inc., Term Loan
170,166
9.199%,  (LIBOR 1M +
4.000%), 10/12/2028
b
165,168
Hyperion Materials &
Technologies, Inc., Term Loan
150,721
9.583%,  (LIBOR 3M +
4.250%), 8/30/2028
b
149,120
INEOS US Petrochem, LLC, Term
Loan
452,147
7.967%,  (LIBOR 1M +
2.750%), 1/29/2026
b
450,677
Lummus Technology Holdings V,
LLC, Term Loan
155,513
8.717%,  (LIBOR 1M +
3.500%), 6/30/2027
b
154,015
Nouryon USA, LLC, Term Loan
395,557
8.068%,  (LIBOR 3M +
2.750%), 10/1/2025
b
395,063
Spectrum Group Buyer, Inc., Term
Loan
153,829
11.324%,  (TSFR1M +
6.500%), 5/19/2028
b
145,593
Total 1,755,422
Capital Goods (0.7%)
Ali Group North America
Corporation, Term Loan
232,801
7.198%,  (TSFR1M +
2.000%), 7/22/2029
b
232,626
Berry Global, Inc., Term Loan
285,964
6.972%,  (LIBOR 1M +
1.750%), 7/1/2026
b
285,526
Brookfield WEC Holdings, Inc.,
Term Loan
369,160
7.943%,  (LIBOR 1M +
2.750%), 8/1/2025
b
368,134
BW Holding, Inc., Term Loan
160,447
9.414%,  (LIBOR 1M +
4.000%), 12/14/2028
b
146,275
Chart Industries, Inc., Term Loan
86,207
0.000%,  (TSFR1M +
3.850%), 3/17/2030
b,c,d
85,955
Charter Next Generation, Inc.,
Term Loan
299,355
8.967%,  (LIBOR 1M +
3.750%), 12/1/2027
b
296,736
Clydesdale Acquisition Holdings,
Inc., Term Loan
427,759
9.378%,  (TSFR1M +
4.175%), 4/13/2029
b
420,415
Cornerstone Building Brands, Inc.,
Term Loan
427,811
8.497%,  (LIBOR 1M +
3.250%), 4/12/2028
b
408,829
Emerald Debt Merger Sub, LLC,
Term Loan
330,438
8.264%,  (TSFR1M +
3.000%), 5/31/2030
b
330,128
Principal
Amount Bank Loans (6.8%)
a
Value
Capital Goods (0.7%) - continued
Foley Products Company, LLC,
Term Loan
$ 151,085
10.142%,  (SOFRRATE +
4.750%), 2/16/2029
b
$ 149,197
Ingersoll-Rand Services Company,
Term Loan
248,077
6.953%,  (LIBOR 1M +
1.750%), 2/28/2027
b
247,613
Quikrete Holdings, Inc., Term Loan
150,828
7.842%,  (LIBOR 1M +
2.625%), 1/31/2027
b
150,363
340,345
8.217%,  (LIBOR 1M +
3.000%), 3/18/2029
b
340,441
Smyrna Ready Mix Concrete, LLC,
Term Loan
314,883
9.453%,  (TSFR1M +
4.250%), 4/1/2029
b
314,489
TK Elevator U.S. Newco, Inc., Term
Loan
253,727
8.602%,  (LIBOR 6M +
3.500%), 7/31/2027
b
251,222
TransDigm, Inc., Term Loan
708,733
8.492%,  (TSFR1M +
3.250%), 8/24/2028
b,c,d
708,052
Vertiv Group Corporation, Term
Loan
248,092
7.943%,  (LIBOR 1M +
2.750%), 3/2/2027
b
246,928
Total 4,982,929
Communications Services (1.0%)
Altice France SA/France, Term
Loan
517,648
10.486%,  (TSFR1M +
5.500%), 8/31/2028
b
458,983
CCI Buyer, Inc., Term Loan
199,470
9.242%,  (LIBOR 3M +
4.000%), 12/17/2027
b
195,522
Cengage Learning, Inc., Term
Loan
165,304
9.880%,  (LIBOR 3M +
4.750%), 7/14/2026
b
161,750
Charter Communications
Operating, LLC, Term Loan
622,152
6.795%,  (LIBOR 1M +
1.750%), 2/1/2027
b
618,002
Clear Channel Outdoor Holdings,
Inc., Term Loan
461,807
8.807%,  (LIBOR 3M +
3.500%), 8/23/2026
b
440,199
Connect Finco SARL, Term Loan
150,831
8.700%,  (LIBOR 1M +
3.500%), 12/12/2026
b
150,596
Crown Subsea Communications
Holding, Inc., Term Loan
151,869
10.275%,  (LIBOR 1M +
5.000%), 4/27/2027
b
151,554
225,736
10.525%,  (TSFR1M +
5.000%), 4/27/2027
b
225,596
CSC Holdings, LLC, Term Loan
240,100
7.693%,  (LIBOR 1M +
2.500%), 4/15/2027
b
209,144

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (6.8%)
a
Value
Communications Services (1.0%) - continued
DIRECTV Financing, LLC, Term
Loan
$ 576,023
10.217%,  (LIBOR 1M +
5.000%), 8/2/2027
b
$ 562,504
Intelsat Jackson Holdings SA,
Term Loan
305,546
9.444%,  (TSFR6M +
4.250%), 2/1/2029
b
304,018
Level 3 Financing, Inc., Term Loan
260,000
6.967%,  (LIBOR 1M +
1.750%), 3/1/2027
b
241,639
Lumen Technologies, Inc., Term
Loan
319,320
7.467%,  (LIBOR 3M +
2.250%), 3/15/2027
b
245,078
MH Sub I, LLC, Term Loan
394,525
9.353%,  (TSFR1M +
4.250%), 5/3/2028
b
377,955
NEP Group, Inc., Term Loan
165,268
8.467%,  (LIBOR 1M +
3.250%), 10/20/2025
b
148,039
Nexstar Media, Inc., Term Loan
324,762
7.717%,  (LIBOR 1M +
2.500%), 9/18/2026
b
324,180
Playtika Holding Corporation, Term
Loan
199,470
7.943%,  (LIBOR 1M +
2.750%), 3/11/2028
b
198,498
Radiate Holdco, LLC, Term Loan
331,099
8.467%,  (LIBOR 1M +
3.250%), 9/25/2026
b
275,365
RLG Holdings, LLC, Term Loan
160,445
9.467%,  (LIBOR 1M +
4.250%), 7/8/2028
b
152,182
SBA Senior Finance II, LLC, Term
Loan
491,123
6.950%,  (LIBOR 1M +
1.750%), 4/11/2025
b
490,902
UPC Financing Partnership, Term
Loan
152,000
8.118%,  (LIBOR 1M +
2.925%), 1/31/2029
b
148,580
Virgin Media Bristol, LLC, Term
Loan
377,000
7.693%,  (LIBOR 1M +
2.500%), 1/31/2028
b
373,324
Zayo Group Holdings, Inc., Term
Loan
318,900
8.217%,  (LIBOR 1M +
3.000%), 3/9/2027
b
249,594
Ziggo Financing Partnership, Term
Loan
255,000
7.693%,  (LIBOR 1M +
2.500%), 4/30/2028
b
250,810
Total 6,954,014
Consumer Cyclical (1.3%)
1011778 B.C., ULC, Term Loan
617,203
6.943%,  (LIBOR 1M +
1.750%), 11/19/2026
b
612,315
AlixPartners, LLP, Term Loan
174,660
7.698%,  (LIBOR 1M +
2.500%), 2/4/2028
b
174,136
Principal
Amount Bank Loans (6.8%)
a
Value
Consumer Cyclical (1.3%) - continued
Allied Universal Holdco, LLC, Term
Loan
$ 617,288
8.934%,  (LIBOR 1M +
3.750%), 5/14/2028
b
$ 599,115
Alterra Mountain Company, Term
Loan
194,515
8.693%,  (LIBOR 1M +
3.500%), 8/17/2028
b
193,786
Arches Buyer, Inc., Term Loan
107,449
8.434%,  (LIBOR 1M +
3.250%), 12/6/2027
b
103,521
Belron Luxembourg SARL, Term
Loan
150,000
7.832%,  (TSFR1M +
2.750%), 4/13/2029
b
149,907
Caesars Entertainment, Inc., Term
Loan
389,025
8.453%,  (TSFR1M +
3.250%), 2/6/2030
b
388,671
Carnival Corporation, Term Loan
459,345
8.217%,  (LIBOR 1M +
3.000%), 6/30/2025
b
458,339
31,758
8.467%,  (LIBOR 1M +
3.250%), 10/18/2028
b
31,441
Cinemark USA, Inc., Term Loan
177,176
9.055%,  (TSFR1M +
3.750%), 5/24/2030
b
176,014
Clarios Global, LP, Term Loan
355,072
8.853%,  (TSFR1M +
3.750%), 5/4/2030
b
353,851
Crocs, Inc., Term Loan
152,354
8.863%,  (TSFR1M +
3.500%), 2/19/2029
b
152,580
Delta 2 Lux SARL, Term Loan
367,000
8.103%,  (TSFR1M +
3.000%), 1/15/2030
b
366,817
Ensemble RCM, LLC, Term Loan
150,000
0.000%,  (TSFR1M +
3.850%), 8/1/2026
b,c,d
149,813
Fertitta Entertainment, LLC/NV,
Term Loan
150,854
9.103%,  (TSFR1M +
4.000%), 1/27/2029
b
148,686
First Brands Group, LLC, Term
Loan
200,458
10.252%,  (TSFR6M +
5.000%), 3/30/2027
b
195,823
Go Daddy Operating Company,
LLC, Term Loan
243,775
8.103%,  (TSFR1M +
3.000%), 11/10/2029
b
244,104
Great Outdoors Group, LLC, Term
Loan
345,364
8.943%,  (LIBOR 1M +
3.750%), 3/5/2028
b
342,342
Harbor Freight Tools USA, Inc.,
Term Loan
307,424
7.967%,  (LIBOR 1M +
2.750%), 10/19/2027
b
302,855
Hilton Worldwide Finance, LLC,
Term Loan
372,000
6.939%,  (LIBOR 1M +
1.750%), 6/21/2026
b
371,435

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (6.8%)
a
Value
Consumer Cyclical (1.3%) - continued
IRB Holding Corporation, Term
Loan
$ 356,196
8.203%,  (TSFR1M +
3.000%), 12/15/2027
b
$ 353,414
Petco Health & Wellness
Company, Inc., Term Loan
159,073
8.754%,  (LIBOR 3M +
3.250%), 3/4/2028
b
157,752
PetSmart, LLC, Term Loan
487,419
8.953%,  (LIBOR 1M +
3.750%), 2/12/2028
b
485,796
Pilot Travel Centers, LLC, Term
Loan
415,684
7.203%,  (TSFR1M +
2.000%), 8/6/2028
b
414,645
Prime Security Services Borrower,
LLC, Term Loan
496,094
7.943%,  (LIBOR 1M +
2.750%), 9/23/2026
b
495,642
Scientific Games Holdings, LP,
Term Loan
253,088
8.421%,  (TSFR1M +
3.500%), 4/4/2029
b
249,734
Scientific Games International,
Inc., Term Loan
374,165
8.248%,  (TSFR1M +
3.000%), 4/14/2029
b
373,170
Staples, Inc., Term Loan
136,462
9.799%,  (LIBOR 3M +
4.500%), 9/12/2024
b
134,472
243,681
10.299%,  (LIBOR 3M +
5.000%), 4/12/2026
b
207,777
Stars Group Holdings BV, Term
Loan
145,886
7.754%,  (LIBOR 3M +
2.250%), 7/21/2026
b
145,759
Uber Technologies, Inc., Term
Loan
185,028
8.018%,  (TSFR1M +
2.750%), 3/3/2030
b
184,880
UFC Holdings, LLC, Term Loan
243,501
8.050%,  (LIBOR 3M +
2.750%), 4/29/2026
b
243,060
Total 8,961,652
Consumer Non-Cyclical (1.0%)
AI Aqua Merger Sub, Inc., Term
Loan
486,216
8.896%,  (TSFR1M +
3.750%), 7/30/2028
b
476,735
Alltech, Inc., Term Loan
150,721
9.215%,  (LIBOR 1M +
4.000%), 10/15/2028
b
145,257
Aramark Services, Inc., Term Loan
177,305
7.717%,  (TSFR1M +
2.500%), 6/13/2030
b
177,083
Bausch + Lomb Corporation, Term
Loan
389,053
8.592%,  (TSFR1M +
3.250%), 5/10/2027
b
376,895
Chobani, LLC, Term Loan
155,568
8.717%,  (LIBOR 1M +
3.500%), 10/23/2027
b
154,531
Principal
Amount Bank Loans (6.8%)
a
Value
Consumer Non-Cyclical (1.0%) - continued
DaVita, Inc., Term Loan
$ 124,474
6.967%,  (LIBOR 1M +
1.750%), 8/12/2026
b
$ 122,529
Elanco Animal Health, Inc., Term
Loan
196,815
7.010%,  (LIBOR 1M +
1.750%), 8/1/2027
b
193,064
Froneri U.S., Inc., Term Loan
379,069
7.453%,  (LIBOR 3M +
2.250%), 1/31/2027
b
376,510
Gainwell Acquisition Corporation,
Term Loan
555,750
9.342%,  (LIBOR 3M +
4.000%), 10/1/2027
b
546,719
ICON Luxembourg SARL, Term
Loan
426,864
7.753%,  (LIBOR 3M +
2.250%), 7/1/2028
b
426,621
Jazz Financing Lux SARL, Term
Loan
490,832
8.693%,  (LIBOR 1M +
3.500%), 5/5/2028
b
490,042
LifePoint Health, Inc., Term Loan
216,000
9.023%,  (LIBOR 3M +
3.750%), 11/16/2025
b
199,621
Medline Borrower, LP, Term Loan
899,171
8.467%,  (LIBOR 1M +
3.250%), 10/21/2028
b
888,210
Organon & Company, Term Loan
450,685
8.250%,  (LIBOR 1M +
3.000%), 6/2/2028
b
449,982
Packaging Coordinators Midco,
Inc., Term Loan
151,226
9.003%,  (LIBOR 3M +
3.500%), 11/30/2027
b
148,840
Phoenix Newco, Inc., Term Loan
369,482
8.404%,  (LIBOR 1M +
3.250%), 11/15/2028
b,c,d
366,157
PRA Health Sciences, Inc., Term
Loan
106,353
7.754%,  (LIBOR 3M +
2.250%), 7/1/2028
b
106,293
Reynolds Consumer Products,
LLC, Term Loan
296,374
6.953%,  (LIBOR 1M +
1.750%), 2/4/2027
b
295,970
Select Medical Corporation, Term
Loan
250,000
7.703%,  (LIBOR 1M +
2.500%), 3/6/2025
b
249,187
Sotera Health Holdings, LLC, Term
Loan
335,000
8.023%,  (LIBOR 3M +
2.750%), 12/11/2026
b
329,349
Total 6,519,595
Energy (0.2%)
Buckeye Partners, LP, Term Loan
248,092
7.453%,  (LIBOR 1M +
2.250%), 11/1/2026
b
246,102
CQP Holdco, LP, Term Loan
496,003
8.693%,  (LIBOR 1M +
3.500%), 6/4/2028
b
494,763

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (6.8%)
a
Value
Energy (0.2%) - continued
GIP II Blue Holding, LP, Term Loan
$ 118,275
9.717%,  (LIBOR 3M +
4.500%), 9/29/2028
b
$ 118,444
GIP III Stetson I, LP, Term Loan
139,240
9.453%,  (LIBOR 1M +
4.250%), 7/18/2025
b
138,892
Oryx Midstream Services Permian
Basin, LLC, Term Loan
116,398
8.539%,  (LIBOR 3M +
3.250%), 10/5/2028
b
116,035
Total 1,114,236
Financials (0.5%)
Acrisure, LLC, Term Loan
233,192
8.693%,  (LIBOR 1M +
3.500%), 2/15/2027
b
225,947
Alliant Holdings Intermediate, LLC,
Term Loan
97,255
8.647%,  (TSFR1M +
3.500%), 11/6/2027
b
96,567
AmWINS Group, Inc., Term Loan
374,124
7.443%,  (LIBOR 1M +
2.250%), 2/19/2028
b
370,338
Asurion, LLC, Term Loan
302,250
8.788%,  (LIBOR 3M +
3.250%), 12/23/2026
b
290,613
169,329
8.788%,  (LIBOR 3M +
3.250%), 7/31/2027
b
159,922
Edelman Financial Engines Center,
LLC, Term Loan
102,218
8.943%,  (LIBOR 1M +
3.750%), 4/7/2028
b
99,497
First Eagle Holdings, Inc., Term
Loan
102,184
8.038%,  (LIBOR 3M +
2.500%), 2/2/2027
b
100,396
FleetCor Technologies Operating
Company, LLC, Term  Loan
199,475
6.952%,  (LIBOR 1M +
1.750%), 4/30/2028
b
197,729
Focus Financial Partners, LLC,
Term Loan
168,153
8.353%,  (TSFR1M +
3.250%), 6/30/2028
b
166,658
Howden Group Holdings, Ltd.,
Term Loan
102,214
8.500%,  (LIBOR 1M +
3.250%), 11/12/2027
b
101,476
HUB International, Ltd., Term Loan
475,000
9.326%,  (TSFR1M +
4.250%), 6/20/2030
b,c,d
475,860
Hudson River Trading, LLC, Term
Loan
107,178
8.217%,  (TSFR1M +
3.000%), 3/18/2028
b
104,069
Jane Street Group, LLC, Term
Loan
199,465
7.967%,  (LIBOR 1M +
2.750%), 1/26/2028
b
198,825
Sedgwick Claims Management
Services, Inc., Term Loan
171,071
8.853%,  (TSFR1M +
3.750%), 2/24/2028
b
169,869
Principal
Amount Bank Loans (6.8%)
a
Value
Financials (0.5%) - continued
Trans Union, LLC, Term Loan
$ 320,128
7.467%,  (LIBOR 1M +
2.250%), 12/1/2028
b
$ 319,094
USI, Inc./NY, Term Loan
369,210
8.992%,  (TSFR1M +
3.750%), 11/22/2029
b
368,287
VFH Parent, LLC, Term Loan
150,480
8.189%,  (TSFR1M +
3.000%), 1/13/2029
b
149,681
Total 3,594,828
Technology (1.4%)
Amentum Government Services
Holdings, LLC, Term  Loan
248,120
9.147%,  (TSFR1M +
4.000%), 2/15/2029
b,e
241,917
AthenaHealth Group, Inc., Delayed
Draw
59,030
0.000%,  (TSFR1M +
3.500%), 2/15/2029
b,c,d
56,743
AthenaHealth Group, Inc., Term
Loan
479,306
8.589%,  (PRIME + 3.500%),
2/15/2029
b
460,733
Boxer Parent Company, Inc., Term
Loan
378,655
8.948%,  (LIBOR 1M +
3.750%), 10/2/2025
b
375,232
Central Parent, Inc., Term Loan
443,770
9.492%,  (TSFR3M +
4.250%), 7/6/2029
b
442,234
Cloud Software Group, Inc., Term
Loan
268,328
9.842%,  (TSFR3M +
4.500%), 3/30/2029
b
250,551
Coherent Corporation, Term Loan
229,163
7.967%,  (LIBOR 3M +
2.750%), 7/1/2029
b
228,304
CommScope, Inc., Term Loan
156,393
8.467%,  (LIBOR 1M +
3.250%), 4/4/2026
b
149,512
CoreLogic, Inc., Term Loan
199,982
8.750%,  (LIBOR 1M +
3.500%), 6/2/2028
b
180,284
Cornerstone OnDemand, Inc.,
Term Loan
271,935
9.254%,  (LIBOR 1M +
3.750%), 10/15/2028
b
253,070
Dcert Buyer, Inc., Term Loan
301,662
9.264%,  (LIBOR 6M +
4.000%), 10/16/2026
b
298,551
Dun & Bradstreet Corporation,
Term Loan
296,654
8.434%,  (LIBOR 1M +
3.250%), 2/8/2026
b
296,728
Entegris, Inc., Term Loan
217,649
7.952%,  (TSFR1M +
2.750%), 7/6/2029
b
217,787
Gen Digital, Inc., Term Loan
286,371
7.202%,  (TSFR1M +
2.000%), 9/12/2029
b
284,762

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (6.8%)
a
Value
Technology (1.4%) - continued
Genesys Cloud Services Holdings
II, LLC, Term Loan
$ 248,728
9.201%,  (LIBOR 1M +
4.000%), 12/1/2027
b
$ 247,840
Hyland Software, Inc., Term Loan
79,375
8.693%,  (LIBOR 1M +
3.500%), 7/1/2024
b
78,661
Informatica, LLC, Term Loan
248,116
8.000%,  (LIBOR 1M +
2.750%), 10/29/2028
b
247,262
Ingram Micro, Inc., Term Loan
184,810
9.038%,  (LIBOR 3M +
3.500%), 7/2/2028
b
184,002
Magenta Buyer, LLC, Term Loan
267,641
10.030%,  (LIBOR 3M +
4.750%), 7/27/2028
b
200,619
McAfee Corporation, Term Loan
510,135
9.010%,  (TSFR1M +
3.750%), 3/1/2029
b
486,965
Mitchell International, Inc., Term
Loan
311,633
8.943%,  (LIBOR 1M +
3.750%), 10/15/2028
b
303,998
MKS Instruments, Inc., Term Loan
447,617
7.939%,  (TSFR1M +
2.750%), 8/17/2029
b
447,617
Open Text Corporation, Term Loan
384,070
8.703%,  (TSFR1M +
3.500%), 1/31/2030
b
385,672
Peraton Corporation, Term Loan
772,959
8.953%,  (LIBOR 1M +
3.750%), 2/1/2028
b
757,917
Polaris Newco, LLC, Term Loan
447,583
9.538%,  (LIBOR 3M +
4.000%), 6/4/2028
b
411,029
Proofpoint, Inc., Term Loan
330,484
8.467%,  (LIBOR 1M +
3.250%), 8/31/2028
b
323,048
RealPage, Inc., Term Loan
253,068
8.198%,  (LIBOR 1M +
3.000%), 4/22/2028
b
247,311
SS&C Technologies, Inc., Term
Loan
82,678
6.967%,  (LIBOR 1M +
1.750%), 4/16/2025
b
82,582
71,021
6.967%,  (LIBOR 1M +
1.750%), 4/16/2025
b
70,938
76,952
6.967%,  (LIBOR 1M +
1.750%), 4/16/2025
b
76,843
Tempo Acquisition, LLC, Term
Loan
243,149
8.102%,  (TSFR1M +
3.000%), 8/31/2028
b
243,149
UKG, Inc., Term Loan
529,965
8.271%,  (LIBOR 2M +
3.250%), 5/3/2026
b
519,530
Verscend Holding Corporation,
Term Loan
364,213
9.217%,  (LIBOR 1M +
4.000%), 8/27/2025
b
363,681
Total 9,415,072
Principal
Amount Bank Loans (6.8%)
a
Value
Transportation (0.4%)
AAdvantage Loyalty IP, Ltd., Term
Loan
$ 602,577
10.000%,  (LIBOR 3M +
4.750%), 4/20/2028
b
$ 614,629
Air Canada, Term Loan
471,605
8.839%,  (LIBOR 3M +
3.500%), 8/11/2028
b
470,930
Apple Bidco, LLC, Term Loan
164,582
7.967%,  (TSFR1M +
4.000%), 9/23/2028
b
162,996
Brown Group Holding, LLC, Term
Loan
199,369
7.703%,  (LIBOR 1M +
2.500%), 6/7/2028
b
196,129
Genesee & Wyoming, Inc., Term
Loan
247,927
7.342%,  (LIBOR 3M +
2.000%), 12/30/2026
b
247,540
SkyMiles IP, Ltd., Term Loan
476,119
9.060%,  (LIBOR 3M +
3.750%), 10/20/2027
b
494,083
United Airlines, Inc., Term Loan
565,381
9.292%,  (LIBOR 3M +
3.750%), 4/21/2028
b
564,284
Total 2,750,591
Utilities (<0.1%)
PG&E Corporation, Term Loan
365,017
8.217%,  (LIBOR 1M +
3.000%), 6/23/2025
b
364,170
Total 364,170
Total Bank Loans
(cost $46,472,530) 46,412,509
Principal
Amount Long-Term Fixed Income ( 63.2% ) Value
Asset-Backed Securities (5.7%)
510 Asset Backed Trust
600,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
f,g
512,570
832,581
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
f,g
753,183
550,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
f,g
473,549
522 Funding CLO, Ltd.
1,000,000
7.650%,  (LIBOR 3M +
2.400%), 4/20/2030, Ser.
2019-4A, Class CR
b,f
964,933
720 East CLO I, Ltd.
1,100,000
8.825%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
b,f
1,108,583
Affirm Asset Securitization Trust
700,000
4.300%,  5/17/2027, Ser.
2022-A, Class 1A
f
681,204
650,000
6.610%,  1/18/2028, Ser.
2023-A, Class A
f
646,766
Anchorage Capital CLO 21, Ltd.
875,000
7.650%,  (LIBOR 3M +
2.400%), 10/20/2034, Ser.
2021-21A, Class C
b,f
842,478

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (63.2%) Value
Asset-Backed Securities (5.7%) - continued
Ares XL CLO, Ltd.
$ 825,000
8.060%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,f
$ 780,978
Babson CLO, Ltd.
1,780,000
8.150%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,f
1,720,121
Bankers Healthcare Group
Securitization Trust
475,327
5.280%,  10/17/2035, Ser.
2022-C, Class A
f
469,950
Barings CLO, Ltd.
400,000
8.400%,  (LIBOR 3M +
3.150%), 1/20/2032, Ser.
2016-2A, Class DR2
b,f
379,084
Benefit Street Partners CLO II, Ltd.
750,000
7.160%,  (LIBOR 3M +
1.900%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,f
747,897
Business Jet Securities, LLC
133,943
2.981%,  11/15/2035, Ser.
2020-1A, Class A
f
126,548
845,364
4.455%,  6/15/2037, Ser.
2022-1A, Class A
f
807,348
CarVal CLO VII-C, Ltd.
750,000
7.433%,  (TSFR3M +
2.750%), 1/20/2035, Ser.
2023-1A, Class B1
b,f
750,922
CarVal CLO VIII-C, Ltd.
750,000
8.071%,  (TSFR3M +
3.000%), 10/22/2035, Ser.
2022-2A, Class B1
b,f
752,479
CarVal CLO, Ltd.
1,250,000
8.756%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
b,f
1,171,237
Dewolf Park CLO, Ltd.
700,000
8.110%,  (LIBOR 3M +
2.850%), 10/15/2030, Ser.
2017-1A, Class DR
b,f
647,385
Dryden 36 Senior Loan Fund
750,000
7.298%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
b,f
720,228
FirstKey Homes Trust
900,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
f
805,176
Harley Marine Financing, LLC
1,136,663
6.682%,  5/15/2043, Ser.
2018-1A, Class A2
f
1,136,233
Invesco US CLO, Ltd.
650,000
7.620%,  (TSFR3M +
2.750%), 4/22/2035, Ser.
2023-1A, Class B
b,f
651,910
Longfellow Place CLO, Ltd.
1,550,000
7.560%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,f
1,541,926
Principal
Amount Long-Term Fixed Income (63.2%) Value
Asset-Backed Securities (5.7%) - continued
Madison Park Funding XVIII, Ltd.
$ 500,000
7.161%,  (LIBOR 3M +
1.900%), 10/21/2030, Ser.
2015-18A, Class CRR
b,f
$ 477,210
Neuberger Berman CLO, Ltd.
1,225,000
8.260%,  (LIBOR 3M +
3.000%), 10/15/2029, Ser.
2013-15A, Class DR2
b,f
1,134,677
OZLM VIII, Ltd.
1,000,000
6.910%,  (LIBOR 3M +
1.650%), 10/17/2029, Ser.
2014-8A, Class A2R3
b,f
974,338
Pagaya AI Technology in Housing
Trust
1,100,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
f
1,031,278
PPM CLO 6, Ltd.
1,000,000
9.075%,  (TSFR3M +
4.500%), 1/20/2031, Ser.
2022-6A, Class C
b,f
999,462
Pretium Mortgage Credit Partners,
LLC
1,250,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
f,g
1,095,668
950,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
f,g
782,960
1,000,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
f,g
816,665
Progress Residential Trust
1,500,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
f
1,365,271
Renaissance Home Equity Loan
Trust
1,130,711
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
g
451,296
Saxon Asset Securities Trust
399,056
3.093%,  8/25/2035, Ser.
2004-2, Class MF2
b
344,845
Sculptor CLO, Ltd.
625,000
7.650%,  (LIBOR 3M +
2.400%), 1/20/2035, Ser. 28A,
Class C
b,f
589,150
Silver Point CLO 2, Ltd.
1,200,000
7.782%,  (TSFR3M +
2.700%), 4/20/2035, Ser.
2023-2A, Class A2
b,f
1,204,463
Stanwich Mortgage Loan
Company, LLC
555,727
2.735%,  10/16/2026, Ser.
2021-NPB1, Class A1
f,g
502,284
Stratus CLO, Ltd.
950,000
8.098%,  (TSFR3M +
3.050%), 10/20/2031, Ser.
2022-3A, Class B
b,f
952,518
Upstart Securitization Trust
628,528
6.590%,  2/20/2033, Ser.
2023-1, Class A
f
626,361
VCAT Asset Securitization, LLC
250,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
f,g
227,111

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (63.2%) Value
Asset-Backed Securities (5.7%) - continued
Vericrest Opportunity Loan
Transferee
$ 950,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
f,g
$ 849,051
1,150,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
f,g
1,026,103
790,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
f,g
682,263
225,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
f,g
189,722
1,250,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
f,g
1,120,542
275,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
f,g
225,306
Whitebox CLO III, Ltd.
725,000
7.460%,  (LIBOR 3M +
2.200%), 10/15/2034, Ser.
2021-3A, Class C
b,f
698,938
Whitebox CLO IV, Ltd.
800,000
7.380%,  (TSFR3M +
2.600%), 4/20/2036, Ser.
2023-4A, Class B
b,f
799,172
Wind River CLO, Ltd.
725,000
7.250%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,f
690,571
Total 39,049,913
Basic Materials (1.0%)
Anglo American Capital plc
70,000 3.875%,  3/16/2029
f
63,613
ATI, Inc., Convertible
162,000 3.500%,  6/15/2025 468,990
Cascades, Inc./Cascades USA,
Inc.
210,000 5.125%,  1/15/2026
f
200,670
Chemours Company
290,000 5.750%,  11/15/2028
f
266,478
Cleveland-Cliffs, Inc.
250,000 5.875%,  6/1/2027
h
243,994
160,000 4.625%,  3/1/2029
f,h
144,103
Consolidated Energy Finance SA
483,000 5.625%,  10/15/2028
f
410,647
Ecolab, Inc.
119,000 2.125%,  2/1/2032 97,391
EIDP, Inc.
72,000 4.500%,  5/15/2026 70,688
First Quantum Minerals, Ltd.
513,000 6.875%,  10/15/2027
f
500,432
FMC Corporation
77,000 5.150%,  5/18/2026 75,750
Freeport-McMoRan, Inc.
283,000 4.625%,  8/1/2030 266,657
Glencore Funding, LLC
147,000 4.000%,  3/27/2027
f
140,105
Hecla Mining Company
120,000 7.250%,  2/15/2028 118,918
Hudbay Minerals, Inc.
280,000 4.500%,  4/1/2026
f
260,719
Illumina, Inc.
193,000 9.000%,  7/1/2028
f
168,172
Principal
Amount Long-Term Fixed Income (63.2%) Value
Basic Materials (1.0%) - continued
International Flavors & Fragrances,
Inc.
$ 133,000 1.230%,  10/1/2025
f
$ 118,567
Methanex Corporation
274,000 4.250%,  12/1/2024 266,999
Mosaic Company
171,000 4.050%,  11/15/2027 162,822
Novelis Corporation
110,000 3.250%,  11/15/2026
f
99,568
160,000 4.750%,  1/30/2030
f
142,193
110,000 3.875%,  8/15/2031
f
90,487
Nutrien, Ltd.
188,000 4.000%,  12/15/2026 180,371
OCI NV
108,000 4.625%,  10/15/2025
f
102,987
Olin Corporation
400,000 5.125%,  9/15/2027 381,451
Peabody Energy Corporation,
Convertible
158,000 3.250%,  3/1/2028
h
212,194
SCIL IV, LLC/SCIL USA Holdings,
LLC
297,000 5.375%,  11/1/2026
f
270,757
SPCM SA
286,000 3.375%,  3/15/2030
f
237,911
SunCoke Energy, Inc.
309,000 4.875%,  6/30/2029
f
259,516
Taseko Mines, Ltd.
211,000 7.000%,  2/15/2026
f
192,314
Unifrax Escrow Issuer Corporation
261,000 5.250%,  9/30/2028
f
188,424
United States Steel Corporation
303,000 6.875%,  3/1/2029 299,705
United States Steel Corporation,
Convertible
184,000 5.000%,  11/1/2026 359,628
Westlake Corporation
98,000 3.600%,  8/15/2026 91,966
Total 7,155,187
Capital Goods (2.2%)
Advanced Drainage Systems, Inc.
300,000 6.375%,  6/15/2030
f
296,781
AECOM
450,000 5.125%,  3/15/2027 435,406
Amcor Finance USA, Inc.
88,000 5.625%,  5/26/2033 86,930
Amphenol Corporation
83,000 4.750%,  3/30/2026 82,007
Amsted Industries, Inc.
315,000 5.625%,  7/1/2027
f
304,665
ARD Finance SA
93,000 6.500%,  6/30/2027
f
75,344
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
295,000 5.250%,  8/15/2027
f
249,889
116,000 5.250%,  8/15/2027
f
98,261
Boeing Company
255,000 4.875%,  5/1/2025 251,376
166,000 2.196%,  2/4/2026 152,356

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (63.2%) Value
Capital Goods (2.2%) - continued
$ 147,000 3.250%,  3/1/2028 $ 133,719
196,000 5.150%,  5/1/2030 194,109
Bombardier, Inc.
44,000 7.125%,  6/15/2026
f
43,704
347,000 7.875%,  4/15/2027
f
346,107
245,000 6.000%,  2/15/2028
f
231,550
Builders FirstSource, Inc.
185,000 5.000%,  3/1/2030
f
172,978
Canpack SA/Canpack US, LLC
390,000 3.125%,  11/1/2025
f
356,795
Carrier Global Corporation
147,000 2.722%,  2/15/2030 126,525
Chart Industries, Inc.
289,000 7.500%,  1/1/2030
f
294,854
Chart Industries, Inc., Convertible
189,000 1.000%,  11/15/2024 518,143
Clean Harbors, Inc.
381,000 6.375%,  2/1/2031
f
383,385
Clydesdale Acquisition Holdings,
Inc.
39,000 6.625%,  4/15/2029
f
37,194
79,000 8.750%,  4/15/2030
f
69,735
Cornerstone Building Brands, Inc.
202,000 6.125%,  1/15/2029
f
159,580
Covanta Holding Corporation
180,000 4.875%,  12/1/2029
f
155,700
CP Atlas Buyer, Inc.
250,000 7.000%,  12/1/2028
f
196,250
Crown Cork & Seal Company, Inc.
244,000 7.375%,  12/15/2026 252,241
General Electric Company
24,000
8.882%,  (LIBOR 3M +
3.330%), 9/15/2023
b,i
24,000
GFL Environmental, Inc.
233,000 4.000%,  8/1/2028
f
208,314
383,000 3.500%,  9/1/2028
f
340,864
Greenbrier Companies, Inc.,
Convertible
337,000 2.875%,  4/15/2028 331,776
H&E Equipment Services, Inc.
486,000 3.875%,  12/15/2028
f
420,769
Herc Holdings, Inc.
260,000 5.500%,  7/15/2027
f
249,118
Howmet Aerospace, Inc.
146,000 6.875%,  5/1/2025 148,322
Huntington Ingalls Industries, Inc.
147,000 4.200%,  5/1/2030 136,205
JELD-WEN, Inc.
118,000 4.625%,  12/15/2025
f
114,312
John Deere Capital Corporation
82,000 4.750%,  1/20/2028 81,932
184,000 2.800%,  7/18/2029 164,881
82,000 4.700%,  6/10/2030 81,459
91,000 3.900%,  6/7/2032 85,934
Kaman Corporation, Convertible
161,000 3.250%,  5/1/2024 155,043
KBR, Inc., Convertible
340,000 2.500%,  11/1/2023 869,720
Mauser Packaging Solutions
Holding Company
290,000 9.250%,  4/15/2027
f
267,671
Principal
Amount Long-Term Fixed Income (63.2%) Value
Capital Goods (2.2%) - continued
MIWD Holdco II, LLC
$ 158,000 5.500%,  2/1/2030
f
$ 130,350
Mueller Water Products, Inc.
161,000 4.000%,  6/15/2029
f
142,853
Nesco Holdings II, Inc.
295,000 5.500%,  4/15/2029
f
264,025
New Enterprise Stone and Lime
Company, Inc.
370,000 5.250%,  7/15/2028
f
336,711
Northrop Grumman Corporation
42,000 4.700%,  3/15/2033 41,219
OI European Group BV
305,000 4.750%,  2/15/2030
f
275,281
Otis Worldwide Corporation
122,000 2.056%,  4/5/2025 114,971
Owens-Brockway Glass Container,
Inc.
140,000 6.625%,  5/13/2027
f
138,625
Pactiv Evergreen Group
225,000 4.375%,  10/15/2028
f
194,819
Parker-Hannifin Corporation
79,000 4.250%,  9/15/2027 76,597
Patrick Industries, Inc., Convertible
196,000 1.750%,  12/1/2028 190,316
PGT Innovations, Inc.
298,000 4.375%,  10/1/2029
f
277,976
Raytheon Technologies
Corporation
202,000 4.125%,  11/16/2028 194,553
Republic Services, Inc.
79,000 3.950%,  5/15/2028 75,729
Roller Bearing Company of
America, Inc.
217,000 4.375%,  10/15/2029
f
194,412
Sealed Air Corporation
241,000 6.125%,  2/1/2028
f
239,223
Silgan Holdings, Inc.
116,000 4.125%,  2/1/2028 106,436
SRM Escrow Issuer, LLC
435,000 6.000%,  11/1/2028
f
410,224
Textron, Inc.
147,000 3.650%,  3/15/2027 137,696
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
125,000 7.750%,  4/15/2026
f
113,438
TransDigm, Inc.
267,000 6.250%,  3/15/2026
f
265,695
919,000 5.500%,  11/15/2027 866,801
Triumph Group, Inc.
247,000 9.000%,  3/15/2028
f
252,197
United Rentals North America, Inc.
280,000 4.875%,  1/15/2028 266,445
240,000 4.000%,  7/15/2030 212,553
Waste Connections, Inc.
46,000 3.200%,  6/1/2032 40,090
Waste Pro USA, Inc.
140,000 5.500%,  2/15/2026
f
129,780
Total 15,074,919

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (63.2%) Value
Collateralized Mortgage Obligations (4.8%)
Alternative Loan Trust
$ 379,240
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 $ 216,790
Banc of America Alternative Loan
Trust
803,996
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 692,511
Banc of America Mortgage
Securities Trust
323,727
3.872%,  9/25/2035, Ser.
2005-H, Class 3A1
b
295,070
Bear Stearns Adjustable Rate
Mortgage Trust
24,390
5.230%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
23,053
CAFL Issuer, LLC
950,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
f
866,114
Cascade Funding Mortgage Trust,
LLC
701,087
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
b,f
669,138
CHL Mortgage Pass-Through Trust
327,291
4.073%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
313,452
738,105
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 411,803
CHNGE Mortgage Trust
1,061,739
3.757%,  3/25/2067, Ser.
2022-2, Class A1
b,f
979,461
1,073,268
5.000%,  5/25/2067, Ser.
2022-3, Class A1
b,f
1,035,077
1,179,986
6.525%,  6/25/2058, Ser.
2023-2, Class A1
f,g
1,170,891
601,501
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
f,g
578,674
750,000
7.100%,  7/25/2058, Ser.
2023-3, Class A1
f,g
747,247
686,408
6.000%,  10/25/2057, Ser.
2022-4, Class A1
f,g
669,390
CIM Trust
1,078,979
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
f,g
1,070,242
Citigroup Mortgage Loan Trust,
Inc.
265,982
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 235,903
53,891
4.524%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
b
53,062
761,984
4.223%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
659,884
Countrywide Alternative Loan Trust
367,271
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 311,704
183,548
3.168%,  10/25/2035, Ser.
2005-43, Class 4A1
b
151,205
138,878
3.542%,  10/25/2035, Ser.
2005-43, Class 1A1
b
120,954
200,558
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 158,426
Principal
Amount Long-Term Fixed Income (63.2%) Value
Collateralized Mortgage Obligations (4.8%) -
continued
Countrywide Home Loan
Mortgage Pass Through Trust
$ 272,483
3.504%,  11/25/2035, Ser.
2005-22, Class 2A1
b
$ 215,200
Credit Suisse Mortgage Trust
572,347
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,f
558,600
402,883
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,f
331,677
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
563,431
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 498,675
Federal Home Loan Mortgage
Corporation
1,357,263
3.500%,  8/15/2035, Ser.
345, Class C8
j
145,045
Federal Home Loan Mortgage
Corporation - REMIC
1,494,173
4.000%,  1/25/2051, Ser.
5249, Class LA 1,425,581
4,286,820
1.500%,  12/25/2050, Ser.
5107, Class IO
j
372,701
144,483
2.500%,  5/15/2027, Ser.
4106, Class HI
j
3,077
703,173
3.000%,  5/15/2027, Ser.
4046, Class GI
j
23,644
624,610
3.000%,  7/15/2027, Ser.
4084, Class NI
j
24,243
961,736
3.000%,  7/15/2027, Ser.
4074, Class IO
j
38,771
311,398
2.500%,  2/15/2028, Ser.
4162, Class AI
j
11,808
670,580
2.500%,  2/15/2028, Ser.
4161, Class UI
j
25,108
1,019,368
2.500%,  3/15/2028, Ser.
4177, Class EI
j
40,405
1,085,559
3.500%,  10/15/2032, Ser.
4119, Class KI
j
107,127
672,827
3.000%,  2/15/2033, Ser.
4170, Class IG
j
58,018
1,246,308
3.000%,  4/15/2033, Ser.
4203, Class DI
j
66,179
Federal National Mortgage
Association - REMIC
1,034,225
4.500%,  6/25/2052, Ser.
2022-43, Class MA 997,651
2,264,967
4.000%,  7/25/2052, Ser.
2022-37, Class PE 2,150,644
1,148,288
3.000%,  7/25/2027, Ser.
2012-73, Class DI
j
39,849
774,797
3.000%,  7/25/2027, Ser.
2012-74, Class AI
j
27,704
1,329,348
3.000%,  8/25/2027, Ser.
2012-95, Class HI
j
37,695
791,435
3.500%,  9/25/2027, Ser.
2012-98, Class YI
j
31,433
2,168,482
3.000%,  11/25/2027, Ser.
2012-121, Class BI
j
91,469
1,070,076
3.000%,  12/25/2027, Ser.
2012-139, Class DI
j
37,375
572,928
2.500%,  1/25/2028, Ser.
2012-152, Class AI
j
20,911

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (63.2%) Value
Collateralized Mortgage Obligations (4.8%) -
continued
$ 1,457,868
3.000%,  1/25/2028, Ser.
2012-147, Class EI
j
$ 50,517
422,168
2.500%,  2/25/2028, Ser.
2013-46, Class CI
j
12,645
802,728
3.000%,  2/25/2028, Ser.
2013-2, Class GI
j
33,290
296,132
3.000%,  4/25/2028, Ser.
2013-30, Class DI
j
12,880
974,888
3.000%,  11/25/2031, Ser.
2013-69, Class IO
j
29,193
1,029,814
3.000%,  2/25/2033, Ser.
2013-1, Class YI
j
90,055
998,286
4.500%,  1/25/2046, Ser.
2022-68, Class BA 971,313
First Horizon Alternative Mortgage
Securities Trust
126,537
5.389%,  3/25/2035, Ser.
2005-AA2, Class 1A1
b
117,433
123,672
5.140%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
111,950
Flagstar Mortgage Trust
397,417
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,f
341,528
GCAT Trust
490,846
5.730%,  8/25/2067, Ser.
2022-NQM4, Class A3
f,g
475,363
Genworth Mortgage Insurance
Corporation
395,716
6.967%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
b,f
396,514
GMAC Mortgage Corporation
Loan Trust
199,176
3.539%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
175,339
Government National Mortgage
Association
186,531
4.000%,  1/16/2027, Ser.
2012-3, Class IO
j
5,587
GS Mortgage-Backed Securities
Trust
737,682
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
b,f
724,773
Home RE, Ltd.
850,000
8.567%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
b,f
861,893
IndyMac IMJA Mortgage Loan
Trust
561,328
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 263,731
J.P. Morgan Mortgage Trust
513,354
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,f
401,834
766,647
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
b,f
742,989
67,053
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 67,011
316,158
4.121%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
245,759
Principal
Amount Long-Term Fixed Income (63.2%) Value
Collateralized Mortgage Obligations (4.8%) -
continued
Merrill Lynch Alternative Note
Asset Trust
$ 507,273
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 $ 203,014
MortgageIT Trust
1,271,071
5.610%,  (LIBOR 1M +
0.460%), 6/25/2047, Ser.
2007-1, Class 1A1
b
1,027,619
Preston Ridge Partners Mortgage
Trust, LLC
325,000
3.474%,  7/25/2026, Ser.
2021-6, Class A2
f,g
270,267
PRKCM Trust
1,165,039
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
f
1,159,015
Radnor Re, Ltd.
775,000
8.817%,  (SOFR30A +
3.750%), 9/25/2032, Ser.
2022-1, Class M1A
b,f
783,112
Residential Accredit Loans, Inc.
Trust
328,449
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 277,193
214,992
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 165,375
217,834
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 175,452
Residential Asset Securitization
Trust
334,147
3.435%,  1/25/2034, Ser.
2004-IP1, Class A1
b
311,876
Residential Funding Mortgage
Security I Trust
478,892
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 369,344
ROC Securities Trust Series
900,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,f
860,551
Sequoia Mortgage Trust
396,336
3.483%,  9/20/2046, Ser.
2007-1, Class 4A1
b
271,878
Structured Adjustable Rate
Mortgage Loan Trust
151,549
3.763%,  7/25/2035, Ser.
2005-15, Class 4A1
b
129,399
Verus Securitization Trust
898,782
2.491%,  11/25/2066, Ser.
2021-8, Class A3
b,f
740,590
607,117
6.560%,  12/25/2067, Ser.
2023-1, Class A2
f,g
603,353
WaMu Mortgage Pass-Through
Certificates
147,918
2.422%,  5/25/2033, Ser.
2003-AR4, Class A7
b
141,046
Washington Mutual Mortgage
Pass-Through Certificates
264,819
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 217,073
Total 32,648,395

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (63.2%) Value
Commercial Mortgage-Backed Securities (0.7%)
BANK5 2023-5YR1
$ 1,000,000
6.412%,  4/15/2056, Ser.
2023-5YR1, Class AS
b
$ 1,001,281
BBCMS Mortgage Trust
1,257,289
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
b,j
52,231
3,993,609
1.152%,  9/15/2055, Ser.
2022-C17, Class XA
b,j
314,572
BFLD Trust
950,000
6.893%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,f
598,660
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
650,000
4.200%,  5/25/2033, Ser.
K-157, Class A2
k
636,227
MSWF Commercial Mortgage Trust
900,000
5.752%,  5/15/2033, Ser.
2023-1, Class A5 923,191
SCOTT Trust
650,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
f
645,267
Silver Hill Trust
305,605
3.102%,  11/25/2049, Ser.
2019-1, Class A1
b,f
287,207
Total 4,458,636
Communications Services (2.3%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
261,000 10.500%,  2/15/2028
f
134,415
Altice Financing SA
130,000 5.750%,  8/15/2029
f
100,706
Altice France SA/France
135,000 8.125%,  2/1/2027
f
116,899
156,000 5.125%,  7/15/2029
f
110,740
359,000 5.500%,  10/15/2029
f
256,736
AMC Networks, Inc.
120,000 5.000%,  4/1/2024 118,141
371,000 4.250%,  2/15/2029 199,438
American Tower Corporation
161,000 4.400%,  2/15/2026 156,020
96,000 1.450%,  9/15/2026 84,454
127,000 5.500%,  3/15/2028 126,116
126,000 3.800%,  8/15/2029 114,948
AT&T, Inc.
288,000 4.300%,  2/15/2030 273,377
88,000 5.400%,  2/15/2034 88,151
Bell Telephone Company of
Canada
87,000 5.100%,  5/11/2033 85,932
Cable One, Inc., Convertible
513,000 1.125%,  3/15/2028 386,032
CCO Holdings, LLC/CCO Holdings
Capital Corporation
180,000 5.500%,  5/1/2026
f
175,506
460,000 5.125%,  5/1/2027
f
428,373
195,000 5.000%,  2/1/2028
f
177,663
460,000 4.750%,  3/1/2030
f
393,338
224,000 4.250%,  2/1/2031
f
181,209
Principal
Amount Long-Term Fixed Income (63.2%) Value
Communications Services (2.3%) - continued
$ 329,000 4.750%,  2/1/2032
f
$ 268,293
250,000 4.250%,  1/15/2034
f
188,942
Cengage Learning, Inc.
12,000 9.500%,  6/15/2024
f
12,031
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
104,000 4.908%,  7/23/2025 101,987
147,000 5.050%,  3/30/2029 140,174
Clear Channel Worldwide
Holdings, Inc.
239,000 5.125%,  8/15/2027
f
216,986
Comcast Corporation
97,000 2.350%,  1/15/2027 89,062
210,000 3.400%,  4/1/2030 192,949
Connect Finco SARL/Connect US
Finco, LLC
149,000 6.750%,  10/1/2026
f
144,726
Crown Castle, Inc.
133,000 2.900%,  3/15/2027 121,703
87,000 5.100%,  5/1/2033 85,494
CSC Holdings, LLC
540,000 5.375%,  2/1/2028
f
433,912
253,000 6.500%,  2/1/2029
f
204,433
224,000 4.125%,  12/1/2030
f
156,694
Deutsche Telekom International
Finance BV
244,000 8.750%,  6/15/2030 292,211
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
350,000 5.875%,  8/15/2027
f
316,972
DISH DBS Corporation
99,000 5.875%,  11/15/2024 86,587
136,000 5.250%,  12/1/2026
f
109,095
101,000 7.375%,  7/1/2028 54,035
184,000 5.750%,  12/1/2028
f
136,856
152,000 5.125%,  6/1/2029 70,581
DISH Network Corporation
137,000 11.750%,  11/15/2027
f
133,700
Frontier Communications
Holdings, LLC
322,000 5.875%,  10/15/2027
f
295,519
116,000 6.750%,  5/1/2029
f,h
89,993
73,000 8.750%,  5/15/2030
f
71,348
GCI, LLC
290,000 4.750%,  10/15/2028
f
247,254
Gray Escrow II, Inc.
374,000 5.375%,  11/15/2031
f
247,883
Gray Television, Inc.
270,000 4.750%,  10/15/2030
f
183,095
Hughes Satellite Systems
Corporation
150,000 6.625%,  8/1/2026 140,250
Iliad Holding SASU
356,000 6.500%,  10/15/2026
f
336,001
Lamar Media Corporation
213,000 3.750%,  2/15/2028 193,881
154,000 3.625%,  1/15/2031 129,745
LCPR Senior Secured Financing
DAC
225,000 6.750%,  10/15/2027
f
210,882

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (63.2%) Value
Communications Services (2.3%) - continued
Level 3 Financing, Inc.
$ 387,000 4.625%,  9/15/2027
f
$ 269,275
285,000 4.250%,  7/1/2028
f
183,502
138,000 10.500%,  5/15/2030
f
140,019
Liberty Media Corporation,
Convertible
31,000 2.250%,  8/15/2027
f
33,294
Meta Platforms, Inc.
85,000 4.600%,  5/15/2028 84,058
88,000 4.800%,  5/15/2030 88,064
News Corporation
276,000 3.875%,  5/15/2029
f
242,274
NTT Finance Corporation
117,000 1.162%,  4/3/2026
f
104,711
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
120,000 6.250%,  6/15/2025
f
119,429
Paramount Global
125,000 6.375%,  3/30/2062
b
104,276
79,000 4.750%,  5/15/2025 77,118
Playtika Holding Corporation
248,000 4.250%,  3/15/2029
f
220,100
Radiate Holdco, LLC/Radiate
Finance, Inc.
155,000 6.500%,  9/15/2028
f
90,453
Rogers Communications, Inc.
50,000 5.250%,  3/15/2082
b,f
46,284
Scripps Escrow II, Inc.
111,000 3.875%,  1/15/2029
f
89,626
Sirius XM Radio, Inc.
375,000 5.000%,  8/1/2027
f
347,921
200,000 4.000%,  7/15/2028
f
173,774
Sprint Capital Corporation
195,000 6.875%,  11/15/2028 206,699
136,000 8.750%,  3/15/2032 164,371
Take-Two Interactive Software, Inc.
8,000 3.300%,  3/28/2024 7,843
TEGNA, Inc.
418,000 4.625%,  3/15/2028 368,885
Telecom Italia Capital SA
88,000 6.000%,  9/30/2034 70,968
Telecom Italia SPA/Milano
120,000 5.303%,  5/30/2024
f
116,635
Telesat Canada/Telesat, LLC
150,000 4.875%,  6/1/2027
f
90,049
55,000 6.500%,  10/15/2027
f
22,363
T-Mobile USA, Inc.
113,000 3.500%,  4/15/2025 108,642
170,000 4.950%,  3/15/2028 167,291
United States Cellular Corporation
250,000 6.700%,  12/15/2033 214,933
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
366,000 4.750%,  4/15/2028
f
303,744
Univision Communications, Inc.
398,000 6.625%,  6/1/2027
f
384,687
Verizon Communications, Inc.
161,000 2.100%,  3/22/2028 141,434
147,000 3.150%,  3/22/2030 130,623
221,000 2.550%,  3/21/2031 184,520
Principal
Amount Long-Term Fixed Income (63.2%) Value
Communications Services (2.3%) - continued
$ 194,000 2.355%,  3/15/2032 $ 156,031
Vodafone Group plc
220,000 7.000%,  4/4/2079
b
225,577
VTR Finance NV
190,000 6.375%,  7/15/2028
f
71,244
VZ Secured Financing BV
253,000 5.000%,  1/15/2032
f
203,758
Walt Disney Company
80,000 3.800%,  3/22/2030 75,602
Warnermedia Holdings, Inc.
87,000 3.638%,  3/15/2025 83,914
230,000 4.054%,  3/15/2029 210,248
WMG Acquisition Corporation
57,000 3.750%,  12/1/2029
f
49,274
77,000 3.875%,  7/15/2030
f
66,421
192,000 3.000%,  2/15/2031
f
155,324
YPSO Finance BIS SA
122,000 10.500%,  5/15/2027
f
73,875
Total 15,880,601
Consumer Cyclical (3.8%)
1011778 B.C., ULC/New Red
Finance, Inc.
440,000 4.375%,  1/15/2028
f
406,196
Adient Global Holdings, Ltd.
157,000 4.875%,  8/15/2026
f
149,143
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
150,000 6.625%,  7/15/2026
f
142,342
135,000 6.000%,  6/1/2029
f
99,617
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
410,000 4.625%,  6/1/2028
f
347,053
Allison Transmission, Inc.
158,000 3.750%,  1/30/2031
f
133,474
Amazon.com, Inc.
98,000 1.500%,  6/3/2030 80,544
175,000 4.700%,  12/1/2032 176,439
American Axle & Manufacturing,
Inc.
480,000 6.500%,  4/1/2027
h
455,284
American Honda Finance
Corporation
88,000 4.600%,  4/17/2030 85,935
Arko Corporation
185,000 5.125%,  11/15/2029
f
150,344
Ashton Woods USA, LLC/Ashton
Woods Finance Company
180,000 4.625%,  8/1/2029
f
153,401
106,000 4.625%,  4/1/2030
f
90,482
Best Buy Company, Inc.
98,000 1.950%,  10/1/2030 78,941
Bloomin' Brands, Inc., Convertible
89,000 5.000%,  5/1/2025 213,544
Booking Holdings, Inc.,
Convertible
139,000 0.750%,  5/1/2025 208,333
Boyd Gaming Corporation
270,000 4.750%,  6/15/2031
f
241,206

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (63.2%) Value
Consumer Cyclical (3.8%) - continued
Boyne USA, Inc.
$ 106,000 4.750%,  5/15/2029
f
$ 95,523
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
290,000 6.250%,  9/15/2027
f
266,366
Burlington Stores, Inc., Convertible
313,000 2.250%,  4/15/2025
h
323,759
Caesars Entertainment, Inc.
426,000 6.250%,  7/1/2025
f
424,027
55,000 8.125%,  7/1/2027
f
56,291
298,000 4.625%,  10/15/2029
f
260,217
Carnival Corporation
244,000 10.500%,  2/1/2026
f
256,496
152,000 7.625%,  3/1/2026
f,h
148,869
427,000 5.750%,  3/1/2027
f
393,092
112,000 4.000%,  8/1/2028
f
99,290
Cedar Fair, LP
276,000 5.250%,  7/15/2029
h
251,023
Churchill Downs, Inc.
185,000 4.750%,  1/15/2028
f
171,569
116,000 6.750%,  5/1/2031
f
114,695
Cinemark USA, Inc.
325,000 5.875%,  3/15/2026
f
308,344
Clarios Global, LP/Clarios US
Finance Company, Inc.
140,000 8.500%,  5/15/2027
f,h
140,229
287,000 6.750%,  5/15/2028
f
285,996
Cracker Barrel Old Country Store,
Inc., Convertible
110,000 0.625%,  6/15/2026 93,225
D.R. Horton, Inc.
56,000 2.600%,  10/15/2025 52,388
Daimler Finance North America,
LLC
150,000 1.450%,  3/2/2026
f
136,138
Dana, Inc.
305,000 5.625%,  6/15/2028 286,674
Expedia Group, Inc.
146,000 3.250%,  2/15/2030 127,071
Expedia Group, Inc., Convertible
397,000 Zero Coupon,  2/15/2026 346,899
Ford Motor Company
445,000 3.250%,  2/12/2032 350,075
251,000 6.100%,  8/19/2032 243,258
Ford Motor Company, Convertible
695,000 Zero Coupon,  3/15/2026 761,373
Ford Motor Credit Company, LLC
210,000 2.300%,  2/10/2025 196,306
720,000 4.134%,  8/4/2025 682,849
580,000 2.700%,  8/10/2026 517,809
168,000 2.900%,  2/10/2029 139,023
Forestar Group, Inc.
185,000 3.850%,  5/15/2026
f
169,989
General Motors Company
147,000 6.800%,  10/1/2027 152,699
General Motors Financial
Company, Inc.
233,000 3.950%,  4/13/2024 229,346
83,000 1.200%,  10/15/2024 78,076
43,000 2.900%,  2/26/2025 40,800
111,000 2.750%,  6/20/2025 104,565
Principal
Amount Long-Term Fixed Income (63.2%) Value
Consumer Cyclical (3.8%) - continued
$ 135,000 5.800%,  6/23/2028 $ 134,485
196,000 5.700%,  9/30/2030
b,i
172,057
Goodyear Tire & Rubber Company
185,000 5.000%,  7/15/2029 166,821
135,000 5.250%,  7/15/2031 117,281
Guitar Center Escrow Issuer II, Inc.
89,000 8.500%,  1/15/2026
f
80,979
Hanesbrands, Inc.
257,000 4.875%,  5/15/2026
f
239,919
Hilton Domestic Operating
Company, Inc.
495,000 4.875%,  1/15/2030 461,548
114,000 3.625%,  2/15/2032
f
95,046
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
183,000 5.000%,  6/1/2029
f
162,403
Home Depot, Inc.
137,000 3.250%,  4/15/2032 123,073
Hyatt Hotels Corporation
79,000 5.750%,  1/30/2027
d
78,797
Hyundai Capital America
57,000 5.500%,  3/30/2026
f
56,485
147,000 3.000%,  2/10/2027
f
133,988
94,000 2.100%,  9/15/2028
f
78,796
International Game Technology plc
347,000 5.250%,  1/15/2029
f
328,696
Jacobs Entertainment, Inc.
158,000 6.750%,  2/15/2029
f
141,418
Jaguar Land Rover Automotive plc
305,000 5.500%,  7/15/2029
f
260,230
KB Home
240,000 4.800%,  11/15/2029 220,128
Kohl's Corporation
81,000 4.625%,  5/1/2031 56,358
L Brands, Inc.
420,000 6.625%,  10/1/2030
f
405,463
100,000 6.875%,  11/1/2035 91,499
Lennar Corporation
110,000 4.750%,  5/30/2025 107,477
Live Nation Entertainment, Inc.,
Convertible
337,000 2.000%,  2/15/2025 357,726
424,000 3.125%,  1/15/2029
f
467,248
Lowe's Companies, Inc.
144,000 4.000%,  4/15/2025 140,184
219,000 4.500%,  4/15/2030 212,897
Macy's Retail Holdings, LLC
270,000 5.875%,  4/1/2029
f,h
246,375
Marriott International, Inc./MD
83,000 4.900%,  4/15/2029 80,754
146,000 4.625%,  6/15/2030 139,792
Marriott Vacations Worldwide
Corporation, Convertible
334,000 Zero Coupon,  1/15/2026 309,451
264,000 3.250%,  12/15/2027
f
249,876
Mattamy Group Corporation
218,000 5.250%,  12/15/2027
f
203,154
Michaels Companies, Inc.
189,000 5.250%,  5/1/2028
f
152,701

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (63.2%) Value
Consumer Cyclical (3.8%) - continued
NCL Corporation, Ltd.
$ 105,000 3.625%,  12/15/2024
f
$ 101,039
78,000 5.875%,  3/15/2026
f
72,974
301,000 5.875%,  2/15/2027
f
292,995
Nissan Motor Company, Ltd.
116,000 3.043%,  9/15/2023
f
115,179
Nordstrom, Inc.
92,000 4.375%,  4/1/2030 76,038
130,000 4.250%,  8/1/2031 101,335
O'Reilly Automotive, Inc.
128,000 3.900%,  6/1/2029 120,102
PENN Entertainment, Inc.
270,000 4.125%,  7/1/2029
f
221,589
PetSmart, Inc./PetSmart Finance
Corporation
370,000 4.750%,  2/15/2028
f
341,922
260,000 7.750%,  2/15/2029
f
258,330
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
480,000 5.750%,  4/15/2026
f
471,181
213,000 6.250%,  1/15/2028
f
199,539
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
350,000 5.750%,  1/15/2029
f
261,874
Royal Caribbean Cruises, Ltd.
85,000 11.500%,  6/1/2025
f
90,185
403,000 4.250%,  7/1/2026
f
369,934
282,000 9.250%,  1/15/2029
f
300,446
92,000 7.250%,  1/15/2030
f
93,182
Scientific Games International, Inc.
350,000 7.250%,  11/15/2029
f
350,438
33,000 6.625%,  3/1/2030
f
29,040
SeaWorld Parks and
Entertainment, Inc.
175,000 5.250%,  8/15/2029
f
156,638
Six Flags Theme Parks, Inc.
96,000 7.000%,  7/1/2025
f
96,480
Staples, Inc.
224,000 7.500%,  4/15/2026
f
185,005
136,000 10.750%,  4/15/2027
f
79,002
Station Casinos, LLC
216,000 4.625%,  12/1/2031
f
181,980
Tapestry, Inc.
92,000 3.050%,  3/15/2032 73,467
Target Corporation
177,000 2.350%,  2/15/2030 153,282
Toyota Motor Credit Corporation
95,000 4.700%,  1/12/2033 94,049
Tractor Supply Company
88,000 5.250%,  5/15/2033 87,318
Travel + Leisure Company
118,000 6.625%,  7/31/2026
f
117,103
Tripadvisor, Inc.
58,000 7.000%,  7/15/2025
f
58,000
Uber Technologies, Inc.,
Convertible
426,000 Zero Coupon,  12/15/2025 388,523
Vail Resorts, Inc., Convertible
448,000 Zero Coupon,  1/1/2026 400,120
Principal
Amount Long-Term Fixed Income (63.2%) Value
Consumer Cyclical (3.8%) - continued
VICI Properties, LP/VICI Note
Company, Inc.
$ 326,000 5.750%,  2/1/2027
f
$ 319,063
Viking Cruises, Ltd.
375,000 5.875%,  9/15/2027
f
344,670
Volkswagen Group of America
Finance, LLC
200,000 4.250%,  11/13/2023
f
198,811
56,000 3.350%,  5/13/2025
f
53,633
Wabash National Corporation
298,000 4.500%,  10/15/2028
f
258,401
Walmart, Inc.
129,000 4.000%,  4/15/2030 125,428
Wyndham Hotels & Resorts, Inc.
150,000 4.375%,  8/15/2028
f
136,980
Yum! Brands, Inc.
390,000 4.750%,  1/15/2030
f
365,200
ZF North America Capital, Inc.
150,000 7.125%,  4/14/2030
f
152,558
Total 25,682,765
Consumer Non-Cyclical (3.1%)
1375209 B.C., Ltd.
192,000 9.000%,  1/30/2028
f
192,480
Abbott Laboratories
272,000 1.400%,  6/30/2030 223,743
AbbVie, Inc.
457,000 3.600%,  5/14/2025 441,780
Albertsons Companies, Inc./
Safeway, Inc.
364,000 4.625%,  1/15/2027
f
344,892
397,000 3.500%,  3/15/2029
f
343,659
Amgen, Inc.
128,000 5.150%,  3/2/2028 127,885
219,000 5.250%,  3/2/2030 219,437
Anheuser-Busch InBev Worldwide,
Inc.
183,000 4.000%,  4/13/2028 176,961
195,000 4.750%,  1/23/2029 194,153
Aramark Services, Inc.
373,000 5.000%,  2/1/2028
f
351,567
Archer-Daniels-Midland Company
88,000 4.500%,  8/15/2033 85,856
AstraZeneca Finance, LLC
195,000 1.750%,  5/28/2028 168,955
Avantor Funding, Inc.
236,000 4.625%,  7/15/2028
f
218,754
B&G Foods, Inc.
121,000 5.250%,  4/1/2025 115,517
116,000 5.250%,  9/15/2027 100,783
BAT Capital Corporation
93,000 7.750%,  10/19/2032 102,348
BAT International Finance plc
111,000 1.668%,  3/25/2026 99,797
Bausch Health Companies, Inc.
109,000 5.500%,  11/1/2025
f,h
96,310
238,000 4.875%,  6/1/2028
f
141,658
156,000 11.000%,  9/30/2028
f
110,807
Becton, Dickinson and Company
71,000 4.693%,  2/13/2028 70,036

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (63.2%) Value
Consumer Non-Cyclical (3.1%) - continued
$ 147,000 2.823%,  5/20/2030 $ 128,565
BellRing Brands, Inc.
162,000 7.000%,  3/15/2030
f
163,013
BioMarin Pharmaceutical, Inc.,
Convertible
463,000 1.250%,  5/15/2027
h
465,456
Bio-Rad Laboratories, Inc.
133,000 3.300%,  3/15/2027 123,734
Bristol-Myers Squibb Company
135,000 2.950%,  3/15/2032 119,297
Cargill, Inc.
172,000 2.125%,  11/10/2031
f
138,346
Central Garden & Pet Company
350,000 4.125%,  10/15/2030 293,193
Cheplapharm Arzneimittel GmbH
40,000 5.500%,  1/15/2028
f
36,200
Chobani, LLC/Chobani Finance
Corporation, Inc.
285,000 4.625%,  11/15/2028
f
259,350
CHS/Community Health Systems,
Inc.
59,000 8.000%,  12/15/2027
f
57,115
200,000 6.000%,  1/15/2029
f
168,250
Cigna Corporation
126,000 2.400%,  3/15/2030 107,052
Constellation Brands, Inc.
195,000 3.150%,  8/1/2029 175,766
32,000 4.900%,  5/1/2033 31,441
Coty, Inc.
136,000 5.000%,  4/15/2026
f
130,331
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
348,000 4.750%,  1/15/2029
f
320,856
CVS Health Corporation
81,000 5.000%,  2/20/2026 80,624
77,000 4.300%,  3/25/2028 74,260
81,000 5.125%,  2/21/2030 80,441
88,000 5.300%,  6/1/2033 87,863
Diageo Capital plc
97,000 2.000%,  4/29/2030 81,743
Edgewell Personal Care Company
200,000 5.500%,  6/1/2028
f
189,044
Eli Lilly & Company
176,000 4.700%,  2/27/2033 178,307
Embecta Corporation
91,000 6.750%,  2/15/2030
f
81,551
Encompass Health Corporation
445,000 4.500%,  2/1/2028 414,007
Energizer Holdings, Inc.
335,000 4.375%,  3/31/2029
f
288,670
Fortrea Holdings, Inc.
70,000 7.500%,  7/1/2030
f
71,678
General Mills, Inc.
35,000 4.950%,  3/29/2033 34,687
Gilead Sciences, Inc.
147,000 2.950%,  3/1/2027 138,045
HLF Financing SARL, LLC/
Herbalife International, Inc.
506,000 4.875%,  6/1/2029
f
360,662
Principal
Amount Long-Term Fixed Income (63.2%) Value
Consumer Non-Cyclical (3.1%) - continued
Imperial Brands Finance plc
$ 105,000 3.125%,  7/26/2024
f
$ 101,447
Integer Holdings Corporation,
Convertible
482,000 2.125%,  2/15/2028
f
567,796
Ionis Pharmaceuticals, Inc.,
Convertible
282,000 0.125%,  12/15/2024 262,260
297,000 Zero Coupon,  4/1/2026 280,108
230,000 1.750%,  6/15/2028
f
230,230
Jazz Investments I, Ltd.,
Convertible
446,000 2.000%,  6/15/2026 453,248
Jazz Securities DAC
155,000 4.375%,  1/15/2029
f
138,289
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
231,000 2.500%,  1/15/2027
f
202,379
114,000 3.625%,  1/15/2032
f
92,504
Kenvue, Inc.
176,000 5.350%,  3/22/2026
f
177,354
44,000 5.000%,  3/22/2030
f
44,426
Kraft Heinz Foods Company
98,000 3.875%,  5/15/2027 94,091
87,000 6.750%,  3/15/2032 95,565
Kroger Company
80,000 4.500%,  1/15/2029 78,142
Lamb Weston Holdings, Inc.
164,000 4.125%,  1/31/2030
f
146,569
Mattel, Inc.
272,000 3.375%,  4/1/2026
f
250,294
McKesson Corporation
111,000 0.900%,  12/3/2025 99,471
95,000 1.300%,  8/15/2026 84,373
Medtronic Global Holdings SCA
86,000 4.500%,  3/30/2033 84,289
Mozart Debt Merger Sub, Inc.
269,000 3.875%,  4/1/2029
f
233,778
184,000 5.250%,  10/1/2029
f
159,657
Mylan, Inc.
73,000 4.200%,  11/29/2023 72,484
Nestle Holdings, Inc.
150,000 5.250%,  3/13/2026
f
151,115
171,000 4.950%,  3/14/2030
f
173,330
Newell Brands, Inc.
230,000 4.700%,  4/1/2026 216,051
Organon & Company/Organon
Foreign Debt Co-Issuer BV
264,000 4.125%,  4/30/2028
f
234,308
Owens & Minor, Inc.
197,000 6.625%,  4/1/2030
f,h
178,730
Performance Food Group, Inc.
173,000 4.250%,  8/1/2029
f
154,024
Perrigo Finance Unlimited
Company
445,000 4.375%,  3/15/2026 423,047
Pfizer Investment Enterprises Pte,
Ltd.
119,000 4.450%,  5/19/2026 117,560
88,000 4.750%,  5/19/2033 87,668

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (63.2%) Value
Consumer Non-Cyclical (3.1%) - continued
Philip Morris International, Inc.
$ 255,000 4.875%,  2/13/2026 $ 253,195
168,000 4.875%,  2/15/2028 165,433
93,000 5.625%,  11/17/2029 94,761
93,000 5.750%,  11/17/2032 95,239
Post Holdings, Inc.
113,000 5.625%,  1/15/2028
f
108,576
106,000 5.500%,  12/15/2029
f
97,814
229,000 4.500%,  9/15/2031
f
195,574
Post Holdings, Inc., Convertible
308,000 2.500%,  8/15/2027
f
310,526
Primo Water Holdings, Inc.
237,000 4.375%,  4/30/2029
f
203,073
Procter & Gamble Company
81,000 1.200%,  10/29/2030 65,308
Roche Holdings, Inc.
93,000 1.930%,  12/13/2028
f
80,755
136,000 2.076%,  12/13/2031
f
112,048
Royalty Pharma plc
222,000 1.200%,  9/2/2025 200,212
Scotts Miracle-Gro Company
176,000 4.500%,  10/15/2029
h
151,231
SEG Holding, LLC
400,000 5.625%,  10/15/2028
f
378,156
Simmons Foods, Inc.
372,000 4.625%,  3/1/2029
f
298,052
Spectrum Brands, Inc.
240,000 5.000%,  10/1/2029
f
214,218
150,000 5.500%,  7/15/2030
f
136,875
Stryker Corporation
159,000 3.650%,  3/7/2028 151,187
Syneos Health, Inc.
310,000 3.625%,  1/15/2029
f
303,050
Sysco Corporation
84,000 5.950%,  4/1/2030 87,933
Takeda Pharmaceutical Company,
Ltd.
161,000 5.000%,  11/26/2028 160,048
Tenet Healthcare Corporation
505,000 5.125%,  11/1/2027 482,112
140,000 6.125%,  10/1/2028 134,778
Teva Pharmaceutical Finance
Netherlands III BV
572,000 3.150%,  10/1/2026 512,538
Thermo Fisher Scientific, Inc.
92,000 4.950%,  11/21/2032 93,659
Topgolf Callaway Brands
Corporation, Convertible
132,000 2.750%,  5/1/2026 170,412
TreeHouse Foods, Inc.
312,000 4.000%,  9/1/2028 268,766
United Natural Foods, Inc.
189,000 6.750%,  10/15/2028
f
156,658
Winnebago Industries, Inc.,
Convertible
247,000 1.500%,  4/1/2025 295,165
Wyeth, LLC
215,000 6.500%,  2/1/2034 240,342
Principal
Amount Long-Term Fixed Income (63.2%) Value
Consumer Non-Cyclical (3.1%) - continued
Zoetis, Inc.
$ 129,000 3.900%,  8/20/2028 $ 123,770
Total 20,832,976
Energy (2.8%)
Antero Resources Corporation
93,000 5.375%,  3/1/2030
f
86,094
Archrock Partners, LP/Archrock
Partners Finance Corporation
340,000 6.250%,  4/1/2028
f
319,212
Baytex Energy Corporation
174,000 8.500%,  4/30/2030
f
169,923
BP Capital Markets America, Inc.
235,000 4.234%,  11/6/2028 227,817
127,000 4.812%,  2/13/2033 125,154
BP Capital Markets plc
165,000 4.875%,  3/22/2030
b,i
149,985
Buckeye Partners, LP
280,000 3.950%,  12/1/2026 252,773
Callon Petroleum Company
225,000 8.250%,  7/15/2025 223,313
125,000 7.500%,  6/15/2030
f,h
117,984
Cheniere Energy Partners, LP
97,000 4.500%,  10/1/2029 89,022
207,000 3.250%,  1/31/2032 170,289
114,000 5.950%,  6/30/2033
f
114,332
Cheniere Energy, Inc.
303,000 4.625%,  10/15/2028 282,936
Chesapeake Energy Corporation
132,000 6.750%,  4/15/2029
f
130,975
Chord Energy Corporation
131,000 6.375%,  6/1/2026
f
129,870
Civitas Resources, Inc.
79,000 8.375%,  7/1/2028
f
79,893
79,000 8.750%,  7/1/2031
f
80,090
CNX Resources Corporation
101,000 6.000%,  1/15/2029
f
93,618
CNX Resources Corporation,
Convertible
309,000 2.250%,  5/1/2026 454,694
Comstock Resources, Inc.
230,000 5.875%,  1/15/2030
f
199,679
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
217,000 5.500%,  6/15/2031
f
193,545
Crescent Energy Finance, LLC
87,000 9.250%,  2/15/2028
f
84,411
CrownRock, LP/CrownRock
Finance, Inc.
157,000 5.625%,  10/15/2025
f
154,676
Diamondback Energy, Inc.
224,000 3.125%,  3/24/2031 191,873
DT Midstream, Inc.
275,000 4.125%,  6/15/2029
f
241,333
90,000 4.375%,  6/15/2031
f
77,513
Enbridge, Inc.
190,000 7.375%,  1/15/2083
b
186,316
182,000 7.625%,  1/15/2083
b
182,887
98,000 3.700%,  7/15/2027 92,512
44,000 5.700%,  3/8/2033 44,604

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (63.2%) Value
Energy (2.8%) - continued
Enerflex, Ltd.
$ 155,000 9.000%,  10/15/2027
f
$ 150,810
Energy Transfer, LP
90,000 4.200%,  9/15/2023 89,665
210,000 6.500%,  11/15/2026
b,i
190,747
147,000 3.750%,  5/15/2030 132,639
EnLink Midstream Partners, LP
310,000 4.850%,  7/15/2026 299,150
EnLink Midstream, LLC
116,000 6.500%,  9/1/2030
f
115,859
Enterprise Products Operating,
LLC
97,000 4.150%,  10/16/2028 92,735
215,000
8.304%,  (LIBOR 3M +
2.986%), 8/16/2077
b
211,415
EQM Midstream Partners, LP
480,000 4.750%,  1/15/2031
f
420,472
EQT Corporation
93,000 3.900%,  10/1/2027 85,980
EQT Corporation, Convertible
182,000 1.750%,  5/1/2026 512,057
Ferrellgas, LP/Ferrellgas Finance
Corporation
196,000 5.375%,  4/1/2026
f
182,298
Genesis Energy LP/Genesis
Energy Finance Corporation
154,000 8.875%,  4/15/2030 150,457
Harvest Midstream, LP
453,000 7.500%,  9/1/2028
f
449,123
Hess Midstream Operations, LP
250,000 5.625%,  2/15/2026
f
245,938
138,000 5.500%,  10/15/2030
f
127,649
Hilcorp Energy I, LP/Hilcorp
Finance Company
300,000 5.750%,  2/1/2029
f
271,647
149,000 6.250%,  4/15/2032
f
132,815
Holly Energy Partners, LP/Holly
Energy Finance Corporation
158,000 6.375%,  4/15/2027
f
156,076
Howard Midstream Energy
Partners, LLC
289,000 6.750%,  1/15/2027
f
275,273
ITT Holdings, LLC
265,000 6.500%,  8/1/2029
f
223,257
Laredo Petroleum, Inc.
299,000 7.750%,  7/31/2029
f
246,675
Marathon Oil Corporation
98,000 4.400%,  7/15/2027 93,467
Marathon Petroleum Corporation
238,000 4.700%,  5/1/2025 233,510
MEG Energy Corporation
227,000 5.875%,  2/1/2029
f
213,474
MPLX, LP
243,000 1.750%,  3/1/2026 220,577
43,000 5.000%,  3/1/2033 41,189
Murphy Oil Corporation
195,000 5.875%,  12/1/2027 189,440
Nabors Industries, Ltd.
350,000 7.250%,  1/15/2026
f
326,732
National Fuel Gas Company
195,000 5.500%,  1/15/2026 192,224
Principal
Amount Long-Term Fixed Income (63.2%) Value
Energy (2.8%) - continued
New Fortress Energy, Inc.
$ 120,000 6.750%,  9/15/2025
f
$ 112,564
Noble Finance II, LLC
193,000 8.000%,  4/15/2030
f
196,219
Northern Oil and Gas, Inc.
174,000 8.750%,  6/15/2031
f
170,955
Northern Oil and Gas, Inc.,
Convertible
225,000 3.625%,  4/15/2029
f
250,925
Northriver Midstream Finance, LP
95,000 5.625%,  2/15/2026
f
88,578
NuStar Logistics, LP
360,000 5.750%,  10/1/2025 350,983
Occidental Petroleum Corporation
137,000 6.375%,  9/1/2028 139,268
ONEOK, Inc.
146,000 2.200%,  9/15/2025 135,078
Ovintiv Exploration, Inc.
120,000 5.375%,  1/1/2026 119,185
Ovintiv, Inc.
54,000 5.650%,  5/15/2025 53,571
38,000 5.650%,  5/15/2028 37,247
Permian Resources Operating,
LLC, Convertible
79,000 3.250%,  4/1/2028 151,599
Phillips 66 Company
130,000 4.950%,  12/1/2027 128,840
Pioneer Natural Resources
Company
120,000 1.900%,  8/15/2030 97,245
Pioneer Natural Resources
Company, Convertible
186,000 0.250%,  5/15/2025 408,954
Plains All American Pipeline, LP
110,000
9.431%,  (LIBOR 3M +
4.110%), 8/3/2023
b,i
97,914
Plains All American Pipeline, LP/
PAA Finance Corporation
206,000 4.650%,  10/15/2025 200,679
Precision Drilling Corporation
230,000 6.875%,  1/15/2029
f
207,809
Range Resources Corporation
140,000 4.750%,  2/15/2030
f
125,475
Rockcliff Energy II, LLC
185,000 5.500%,  10/15/2029
f
170,654
Schlumberger Holdings
Corporation
61,000 4.300%,  5/1/2029
f
58,087
SM Energy Company
226,000 6.625%,  1/15/2027 219,503
135,000 6.500%,  7/15/2028 129,600
Southwestern Energy Company
204,000 5.375%,  3/15/2030 190,373
135,000 4.750%,  2/1/2032 118,980
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
245,000 5.875%,  3/1/2027 236,713
Suncor Energy, Inc.
87,000 7.150%,  2/1/2032 93,744

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (63.2%) Value
Energy (2.8%) - continued
Sunoco, LP/Sunoco Finance
Corporation
$ 305,000 5.875%,  3/15/2028 $ 293,296
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
317,000 5.500%,  1/15/2028
f
289,732
Targa Resources Partners, LP
233,000 4.875%,  2/1/2031 215,325
Teine Energy, Ltd.
190,000 6.875%,  4/15/2029
f
173,459
TransCanada Trust
468,000 5.875%,  8/15/2076
b
441,441
Transocean, Inc.
180,000 11.500%,  1/30/2027
f
186,525
72,000 8.750%,  2/15/2030
f
73,080
USA Compression Partners, LP/
USA Compression Finance
Corporation
264,000 6.875%,  4/1/2026 258,613
Venture Global Calcasieu Pass,
LLC
273,000 3.875%,  8/15/2029
f
238,490
193,000 6.250%,  1/15/2030
f
191,444
160,000 4.125%,  8/15/2031
f
137,595
Venture Global LNG, Inc.
355,000 8.375%,  6/1/2031
f
357,899
Weatherford International, Ltd.
297,000 8.625%,  4/30/2030
f
301,527
Williams Companies, Inc.
98,000 2.600%,  3/15/2031 81,219
Total 18,751,060
Financials (7.8%)
AerCap Holdings NV
220,000 5.875%,  10/10/2079
b
207,488
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
90,000 3.150%,  2/15/2024 88,288
150,000 6.500%,  7/15/2025 150,742
150,000 5.750%,  6/6/2028 148,759
254,000 3.000%,  10/29/2028 219,622
Air Lease Corporation
114,000 2.300%,  2/1/2025 107,197
180,000 4.650%,  6/15/2026
b,i
150,221
98,000 3.125%,  12/1/2030 81,637
Aircastle, Ltd.
205,000 5.250%,  6/15/2026
b,f,i
143,069
98,000 2.850%,  1/26/2028
f
83,338
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
148,000 6.750%,  10/15/2027
f
139,120
Ally Financial, Inc.
145,000 5.750%,  11/20/2025
h
139,644
390,000 4.700%,  5/15/2026
b,i
274,950
98,000 8.000%,  11/1/2031 101,736
50,000 6.700%,  2/14/2033 44,239
American Express Company
127,000 3.950%,  8/1/2025 123,261
190,000 3.550%,  9/15/2026
b,i
157,700
135,000 2.550%,  3/4/2027 122,905
46,000 5.850%,  11/5/2027 47,101
Principal
Amount Long-Term Fixed Income (63.2%) Value
Financials (7.8%) - continued
American Homes 4 Rent, LP
$ 97,000 2.375%,  7/15/2031 $ 77,020
American International Group, Inc.
86,000 5.125%,  3/27/2033 83,983
AmWINS Group, Inc.
180,000 4.875%,  6/30/2029
f
162,537
Arbor Realty Trust, Inc.,
Convertible
134,000 7.500%,  8/1/2025
f
132,794
Ares Capital Corporation
57,000 4.250%,  3/1/2025 54,380
191,000 2.150%,  7/15/2026 165,611
Ares Capital Corporation,
Convertible
178,000 4.625%,  3/1/2024 177,444
Assurant, Inc.
128,000 6.100%,  2/27/2026 128,427
Australia & New Zealand Banking
Group, Ltd.
216,000 2.950%,  7/22/2030
b,f
197,871
Aviation Capital Group, LLC
96,000 4.875%,  10/1/2025
f
91,590
Avolon Holdings Funding, Ltd.
195,000 4.250%,  4/15/2026
f
181,665
BAC Capital Trust XIV
248,000
5.952%,  (LIBOR 3M +
0.400%), 7/19/2023
b,i
190,960
Banco Santander Mexico SA
67,000 5.375%,  4/17/2025
f
66,284
Banco Santander SA
82,000 4.750%,  11/12/2026
b,i
62,749
Bank of America Corporation
244,000 4.200%,  8/26/2024 239,424
800,000 6.250%,  9/5/2024
b,i
790,000
113,000 3.458%,  3/15/2025
b
110,754
240,000 6.100%,  3/17/2025
b,i
237,960
279,000 1.319%,  6/19/2026
b
255,569
230,000 4.375%,  1/27/2027
b,i
196,132
225,000 6.125%,  4/27/2027
b,i
219,859
145,000 1.734%,  7/22/2027
b
129,451
186,000 4.376%,  4/27/2028
b
178,557
294,000 3.593%,  7/21/2028
b
273,292
127,000 4.948%,  7/22/2028
b
124,718
392,000 3.974%,  2/7/2030
b
362,937
328,000 2.687%,  4/22/2032
b
271,829
144,000 2.572%,  10/20/2032
b
117,288
179,000 2.972%,  2/4/2033
b
149,219
92,000 3.846%,  3/8/2037
b
78,671
Bank of Montreal
130,000 5.203%,  2/1/2028 129,976
92,000 3.088%,  1/10/2037
b
72,256
Bank of New York Mellon
Corporation
120,000 4.700%,  9/20/2025
b,i
116,550
127,000 4.596%,  7/26/2030
b
122,484
Bank of Nova Scotia
140,000 5.250%,  12/6/2024 138,757
110,000 4.900%,  6/4/2025
b,i
103,848
98,000 1.050%,  3/2/2026 87,264
Barclays plc
111,000 4.375%,  9/11/2024 107,762
134,000 2.852%,  5/7/2026
b
125,502

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (63.2%) Value
Financials (7.8%) - continued
$ 85,000 5.501%,  8/9/2028
b
$ 82,891
145,000 4.972%,  5/16/2029
b
137,029
110,000 6.224%,  5/9/2034
b
109,564
Berkshire Hathaway Finance
Corporation
279,000 2.875%,  3/15/2032 245,524
Blackstone Mortgage Trust, Inc.,
Convertible
31,000 5.500%,  3/15/2027 26,486
Blackstone Private Credit Fund
139,000 4.000%,  1/15/2029 117,823
BNP Paribas SA
141,000 2.819%,  11/19/2025
b,f
134,442
122,000 3.132%,  1/20/2033
b,f
100,115
Boston Properties, LP
98,000 2.550%,  4/1/2032 73,851
BPCE SA
114,000 2.375%,  1/14/2025
f
106,876
Brixmor Operating Partnership, LP
159,000 2.250%,  4/1/2028 133,563
Burford Capital Global Finance,
LLC
200,000 9.250%,  7/1/2031
f
198,770
Canadian Imperial Bank of
Commerce
127,000 3.945%,  8/4/2025 122,797
Capital One Financial Corporation
110,000 3.950%,  9/1/2026
b,i
81,675
135,000 3.273%,  3/1/2030
b
114,626
Capital One NA
171,000 2.280%,  1/28/2026
b
159,557
Centene Corporation
361,000 3.000%,  10/15/2030 300,820
Charles Schwab Corporation
440,000 5.375%,  6/1/2025
b,i
420,517
169,000 0.900%,  3/11/2026 149,290
440,000 4.000%,  6/1/2026
b,i
357,610
126,000 2.000%,  3/20/2028 108,481
91,000 2.900%,  3/3/2032 74,913
Citigroup, Inc.
195,000
9.341%,  (LIBOR 3M +
4.068%), 10/30/2023
b,i
195,682
286,000 5.000%,  9/12/2024
b,i
266,964
141,000 3.352%,  4/24/2025
b
137,837
274,000 5.500%,  9/13/2025 272,414
230,000 4.000%,  12/10/2025
b,i
196,362
360,000 3.875%,  2/18/2026
b,i
301,500
180,000 4.150%,  11/15/2026
b,i
144,810
338,000 1.122%,  1/28/2027
b
301,306
194,000 1.462%,  6/9/2027
b
172,288
172,000 3.070%,  2/24/2028
b
158,282
90,000 7.375%,  5/15/2028
b,i
89,339
391,000 4.075%,  4/23/2029
b
368,065
87,000 6.174%,  5/25/2034
b
87,758
Citizens Financial Group, Inc.
205,000 4.000%,  10/6/2026
b,i
153,489
CNA Financial Corporation
126,000 3.950%,  5/15/2024 123,860
Coinbase Global, Inc., Convertible
928,000 0.500%,  6/1/2026 697,323
Comerica, Inc.
120,000 5.625%,  7/1/2025
b,h,i
99,462
Principal
Amount Long-Term Fixed Income (63.2%) Value
Financials (7.8%) - continued
Commerzbank AG
$ 180,000 8.125%,  9/19/2023
f
$ 179,333
Commonwealth Bank of Australia
117,000 2.688%,  3/11/2031
f
91,734
Cooperatieve Rabobank UA
111,000 1.339%,  6/24/2026
b,f
101,504
Corebridge Financial, Inc.
136,000 6.875%,  12/15/2052
b
130,355
137,000 3.850%,  4/5/2029 123,206
Corporate Office Properties, LP
192,000 2.250%,  3/15/2026 170,045
Credit Acceptance Corporation
310,000 5.125%,  12/31/2024
f
300,945
Credit Agricole SA
196,000 8.125%,  12/23/2025
b,f,i
196,245
98,000 3.250%,  1/14/2030
f
83,661
Credit Suisse Group AG
160,000 6.500%,  8/8/2023
f
158,848
110,000 7.500%,  12/11/2023
*,b,i,l
4,106
110,000 7.250%,  9/12/2025
b,f,i,l
4,106
Dai-ichi Life Insurance Company,
Ltd.
473,000 5.100%,  10/28/2024
b,f,i
460,000
Deutsche Bank AG/New York, NY
332,000 2.129%,  11/24/2026
b
295,387
150,000 2.311%,  11/16/2027
b
128,901
136,000 3.742%,  1/7/2033
b
99,738
Discover Bank
196,000 4.682%,  8/9/2028
b
179,204
Discover Financial Services
46,000 6.700%,  11/29/2032 47,391
Drawbridge Special Opportunities
Fund, LP
410,000 3.875%,  2/15/2026
f
366,124
Elevance Health, Inc.
133,000 5.350%,  10/15/2025 132,712
257,000 2.550%,  3/15/2031 215,936
Encore Capital Group, Inc.,
Convertible
182,000 4.000%,  3/15/2029
f
176,722
Fifth Third Bancorp
240,000 4.500%,  9/30/2025
b,i
211,657
86,000 4.772%,  7/28/2030
b
80,362
Fifth Third Bank NA
237,000 3.850%,  3/15/2026 218,708
First Horizon Bank
146,000 5.750%,  5/1/2030
h
126,790
First-Citizens Bank & Trust
Company
194,000 6.125%,  3/9/2028 191,378
Five Corners Funding Trust III
100,000 5.791%,  2/15/2033
f
101,351
Fortress Transportation and
Infrastructure Investors, LLC
219,000 6.500%,  10/1/2025
f
215,751
98,000 9.750%,  8/1/2027
f
101,212
15,000 5.500%,  5/1/2028
f
13,725
FS KKR Capital Corporation
96,000 3.400%,  1/15/2026 87,312
97,000 2.625%,  1/15/2027 82,686

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (63.2%) Value
Financials (7.8%) - continued
Genworth Mortgage Holdings, Inc.
$ 149,000 6.500%,  8/15/2025
f
$ 146,367
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
557,000 3.750%,  12/15/2027
f
408,616
Goldman Sachs Group, Inc.
183,000 5.500%,  8/10/2024
b,h,i
178,183
111,000 3.500%,  4/1/2025 106,626
167,000 4.250%,  10/21/2025 160,933
166,000 0.855%,  2/12/2026
b
152,961
124,000 3.650%,  8/10/2026
b,i
95,852
188,000 4.125%,  11/10/2026
b,i
157,160
173,000 1.948%,  10/21/2027
b
153,888
92,000 2.640%,  2/24/2028
b
83,476
185,000 4.482%,  8/23/2028
b
178,861
196,000 3.814%,  4/23/2029
b
181,944
98,000 3.800%,  3/15/2030 90,626
98,000 2.615%,  4/22/2032
b
80,372
97,000 2.383%,  7/21/2032
b
77,697
Hartford Financial Services Group,
Inc.
98,000 2.800%,  8/19/2029 84,364
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
48,000 Zero Coupon,  5/1/2025
f
45,392
HSBC Holdings plc
109,000 3.803%,  3/11/2025
b
106,873
110,000 6.375%,  3/30/2025
b,i
105,342
141,000 2.633%,  11/7/2025
b
133,937
133,000 1.589%,  5/24/2027
b
117,381
200,000 2.251%,  11/22/2027
b
177,462
273,000 4.583%,  6/19/2029
b
256,915
360,000 4.600%,  12/17/2030
b,h,i
274,050
117,000 2.804%,  5/24/2032
b
94,631
HUB International, Ltd.
293,000 5.625%,  12/1/2029
f
262,845
Huntington Bancshares, Inc.
360,000 4.450%,  10/15/2027
b,i
292,372
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
93,000 4.750%,  9/15/2024 88,858
275,000 6.375%,  12/15/2025 255,641
160,000 5.250%,  5/15/2027 137,984
ING Groep NV
200,000 1.726%,  4/1/2027
b
178,113
Intercontinental Exchange, Inc.
137,000 4.350%,  6/15/2029 133,558
Invitation Homes Operating
Partnership, LP
145,000 2.000%,  8/15/2031 111,086
J.P. Morgan Chase & Company
75,000 6.000%,  11/1/2023
b,i
75,054
238,000
8.549%,  (LIBOR 3M +
3.250%), 11/1/2023
b,h,i
238,893
422,000 5.000%,  8/1/2024
b,i
412,241
283,000 4.023%,  12/5/2024
b
280,555
186,000 4.600%,  2/1/2025
b,i
173,445
111,000 2.083%,  4/22/2026
b
103,952
190,000 3.650%,  6/1/2026
b,i
167,229
277,000 1.045%,  11/19/2026
b
248,117
195,000 1.578%,  4/22/2027
b
175,152
178,000 2.947%,  2/24/2028
b
163,434
Principal
Amount Long-Term Fixed Income (63.2%) Value
Financials (7.8%) - continued
$ 294,000 4.005%,  4/23/2029
b
$ 276,787
97,000 2.069%,  6/1/2029
b
83,190
392,000 4.493%,  3/24/2031
b
376,817
92,000 2.963%,  1/25/2033
b
77,502
83,000 4.912%,  7/25/2033
b
81,105
94,000 5.717%,  9/14/2033
b
95,362
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
78,000 5.000%,  8/15/2028
f
63,946
KeyBank NA/Cleveland, OH
147,000 3.900%,  4/13/2029 115,030
166,000 5.000%,  1/26/2033 143,666
Kilroy Realty, LP
194,000 4.375%,  10/1/2025 181,711
Life Storage, LP
96,000 2.400%,  10/15/2031 76,052
Lincoln National Corporation
235,000
7.688%,  (LIBOR 3M +
2.358%), 8/17/2023
b
155,424
Lloyds Banking Group plc
163,000 4.716%,  8/11/2026
b
158,367
195,000 1.627%,  5/11/2027
b
172,481
M&T Bank Corporation
360,000 3.500%,  9/1/2026
b,i
240,122
Macquarie Airfinance Holdings,
Ltd.
96,000 8.375%,  5/1/2028
f
97,338
Macquarie Group, Ltd.
195,000 1.629%,  9/23/2027
b,f
169,529
Manufacturers & Traders Trust
Company
177,000 4.700%,  1/27/2028 165,512
Marsh & McLennan Companies,
Inc.
88,000 2.375%,  12/15/2031 71,701
MetLife, Inc.
240,000 3.850%,  9/15/2025
b,i
221,755
130,000 5.875%,  3/15/2028
b,i
119,559
182,000 6.400%,  12/15/2036 181,644
Metropolitan Life Global Funding I
159,000 2.950%,  4/9/2030
f
137,324
Mid-America Apartments, LP
196,000 4.200%,  6/15/2028 187,053
Mitsubishi UFJ Financial Group,
Inc.
134,000 1.412%,  7/17/2025 122,687
200,000 1.538%,  7/20/2027
b
176,513
147,000 3.741%,  3/7/2029 134,231
115,000 5.406%,  4/19/2034
b
114,112
Mizuho Financial Group, Inc.
200,000 1.554%,  7/9/2027
b
176,440
200,000 2.564%,  9/13/2031 157,341
Molina Healthcare, Inc.
200,000 4.375%,  6/15/2028
f
184,370
Morgan Stanley
111,000
5.556%,  (SOFRRATE +
0.466%), 11/10/2023
b
110,929
114,000 2.720%,  7/22/2025
b
109,929
192,000 1.164%,  10/21/2025
b
179,448
78,000 5.000%,  11/24/2025 76,679
226,000 2.188%,  4/28/2026
b
212,148
148,000 6.138%,  10/16/2026
b
149,492

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (63.2%) Value
Financials (7.8%) - continued
$ 196,000 1.593%,  5/4/2027
b
$ 175,463
193,000 1.512%,  7/20/2027
b
170,992
65,000 5.123%,  2/1/2029
b
64,105
294,000 3.622%,  4/1/2031
b
264,921
92,000 2.943%,  1/21/2033
b
76,473
85,000 4.889%,  7/20/2033
b
81,808
88,000 5.250%,  4/21/2034
b
86,895
185,000 2.484%,  9/16/2036
b
140,367
MPT Operating Partnership, LP/
MPT Finance Corporation
270,000 5.250%,  8/1/2026
h
240,047
2,000 4.625%,  8/1/2029 1,512
Nasdaq, Inc.
161,000 5.650%,  6/28/2025 161,465
80,000 5.350%,  6/28/2028 80,115
National Retail Properties, Inc.
98,000 2.500%,  4/15/2030 81,413
Nationstar Mortgage Holdings,
Inc.
198,000 6.000%,  1/15/2027
f
184,196
NatWest Group plc
135,000 4.269%,  3/22/2025
b
132,607
98,000 4.892%,  5/18/2029
b
93,222
146,000 3.754%,  11/1/2029
b
137,048
180,000 4.600%,  6/28/2031
b,i
124,650
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
287,000 4.500%,  9/30/2028
f
220,774
New York Life Global Funding
83,000 4.550%,  1/28/2033
f
79,951
Nippon Life Insurance Company
480,000 5.100%,  10/16/2044
b,f
468,094
363,000 3.400%,  1/23/2050
b,f
317,565
Nomura Holdings, Inc.
145,000 2.172%,  7/14/2028 122,326
Nordea Bank Abp
134,000 5.375%,  9/22/2027
f
132,264
Northern Trust Corporation
138,000 4.000%,  5/10/2027 132,946
Office Properties Income Trust
84,000 2.650%,  6/15/2026 61,905
Omega Healthcare Investors, Inc.
95,000 4.750%,  1/15/2028 86,719
98,000 3.375%,  2/1/2031 77,732
OneMain Finance Corporation
549,000 6.875%,  3/15/2025 543,582
Owl Rock Capital Corporation
97,000 4.250%,  1/15/2026 89,735
Owl Rock Core Income
Corporation
136,000 4.700%,  2/8/2027 123,409
Owl Rock Technology Finance
Corporation
48,000 4.750%,  12/15/2025
f
43,468
147,000 3.750%,  6/17/2026
f
128,643
Park Intermediate Holdings, LLC
309,000 4.875%,  5/15/2029
f
266,296
Pebblebrook Hotel Trust,
Convertible
590,000 1.750%,  12/15/2026 498,033
Principal
Amount Long-Term Fixed Income (63.2%) Value
Financials (7.8%) - continued
Pine Street Trust I
$ 98,000 4.572%,  2/15/2029
f
$ 89,779
PNC Bank NA
98,000 2.700%,  10/22/2029 81,892
PNC Financial Services Group,
Inc.
179,000 5.671%,  10/28/2025
b
177,514
180,000 3.400%,  9/15/2026
b,i
132,750
181,000 6.200%,  9/15/2027
b,h,i
168,719
77,000 5.582%,  6/12/2029
b
76,638
180,000 6.250%,  3/15/2030
b,i
161,595
PRA Group, Inc.
199,000 7.375%,  9/1/2025
f
189,171
96,000 8.375%,  2/1/2028
f
87,000
Principal Life Global Funding II
146,000 1.250%,  8/16/2026
f
127,261
Prologis, LP
66,000 3.375%,  12/15/2027 61,343
Provident Financing Trust I
112,000 7.405%,  3/15/2038 112,728
Prudential Financial, Inc.
90,000 5.125%,  3/1/2052
b
81,258
138,000 6.750%,  3/1/2053
b
138,827
589,000 5.200%,  3/15/2044
b
582,032
120,000 3.700%,  10/1/2050
b
101,212
QBE Insurance Group, Ltd.
240,000 5.875%,  5/12/2025
b,f,h,i
228,410
Radian Group, Inc.
185,000 4.875%,  3/15/2027 174,474
Realty Income Corporation
96,000 4.875%,  6/1/2026 94,940
112,000 3.950%,  8/15/2027 106,371
112,000 5.625%,  10/13/2032 113,188
Redwood Trust, Inc., Convertible
27,000 7.750%,  6/15/2027 22,714
Regions Financial Corporation
85,000 2.250%,  5/18/2025 78,615
240,000 5.750%,  6/15/2025
b,h,i
227,172
Reinsurance Group of America,
Inc.
162,000 4.700%,  9/15/2023 161,599
RHP Hotel Properties, LP/RHP
Finance Corporation
103,000 7.250%,  7/15/2028
f
104,054
RLJ Lodging Trust, LP
97,000 3.750%,  7/1/2026
f
88,998
217,000 4.000%,  9/15/2029
f
181,735
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
240,000 3.625%,  3/1/2029
f
201,712
Royal Bank of Canada
69,000 0.750%,  10/7/2024 64,772
86,000 4.900%,  1/12/2028 84,876
237,000 5.000%,  2/1/2033 232,271
Santander Holdings USA, Inc.
196,000 3.450%,  6/2/2025 184,824
90,000 2.490%,  1/6/2028
b
77,731
87,000 6.499%,  3/9/2029
b
86,055
Santander UK Group Holdings plc
200,000 1.673%,  6/14/2027
b
172,307

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (63.2%) Value
Financials (7.8%) - continued
Service Properties Trust
$ 109,000 4.650%,  3/15/2024 $ 107,193
62,000 4.350%,  10/1/2024 59,658
224,000 7.500%,  9/15/2025 219,967
200,000 5.500%,  12/15/2027 175,843
Simon Property Group, LP
159,000 2.650%,  7/15/2030 135,050
SLM Corporation
100,000 4.200%,  10/29/2025 92,905
Societe Generale SA
141,000 2.625%,  10/16/2024
f
133,435
133,000 1.488%,  12/14/2026
b,f
117,035
Spirit Realty, LP
218,000 2.100%,  3/15/2028 182,686
Standard Chartered plc
133,000 0.991%,  1/12/2025
b,f
128,913
105,000 6.000%,  7/26/2025
b,f,i
99,728
131,000 2.608%,  1/12/2028
b,f
115,977
State Street Corporation
91,000 4.421%,  5/13/2033
b
86,349
Sumitomo Life Insurance Company
265,000 3.375%,  4/15/2081
b,f
228,274
Sumitomo Mitsui Financial Group,
Inc.
141,000 2.448%,  9/27/2024 135,056
131,000 2.174%,  1/14/2027 117,045
147,000 2.142%,  9/23/2030 117,690
132,000 5.766%,  1/13/2033 135,819
Sumitomo Mitsui Trust Bank, Ltd.
111,000 1.050%,  9/12/2025
f
100,082
Summit Hotel Properties, Inc.,
Convertible
203,000 1.500%,  2/15/2026 172,436
Synchrony Financial
115,000 4.250%,  8/15/2024 110,875
49,000 7.250%,  2/2/2033 44,128
Synovus Bank
87,000 5.625%,  2/15/2028 78,603
Toronto-Dominion Bank
125,000 8.125%,  10/31/2082
b
126,985
87,000 5.156%,  1/10/2028 86,422
91,000 4.456%,  6/8/2032 86,354
Truist Bank
99,000 2.250%,  3/11/2030 78,656
Truist Financial Corporation
160,000 6.047%,  6/8/2027
b
160,066
80,000 1.887%,  6/7/2029
b
66,497
50,000 5.100%,  3/1/2030
b,i
43,250
U.S. Bancorp
136,000 5.727%,  10/21/2026
b
135,922
127,000 4.548%,  7/22/2028
b
121,453
42,000 5.836%,  6/12/2034
b
42,304
UBS Group AG
117,000 2.593%,  9/11/2025
b,f
111,521
169,000 2.193%,  6/5/2026
b,f
154,968
200,000 4.875%,  2/12/2027
b,f,i
160,110
191,000 3.869%,  1/12/2029
b,f
172,664
UDR, Inc.
193,000 3.000%,  8/15/2031 163,247
United Wholesale Mortgage, LLC
61,000 5.500%,  11/15/2025
f
58,042
Principal
Amount Long-Term Fixed Income (63.2%) Value
Financials (7.8%) - continued
$ 156,000 5.500%,  4/15/2029
f
$ 133,770
UnitedHealth Group, Inc.
184,000 5.250%,  2/15/2028 187,593
185,000 4.200%,  5/15/2032 176,612
USB Realty Corporation
496,000
6.407%,  (LIBOR 3M +
1.147%), 1/15/2027
b,f,i
353,400
USI, Inc./NY
78,000 6.875%,  5/1/2025
f
77,415
Ventas Realty, LP
110,000 3.750%,  5/1/2024 107,886
Ventas Realty, LP, Convertible
186,000 3.750%,  6/1/2026
f
189,255
Wells Fargo & Company
233,000 2.406%,  10/30/2025
b
221,864
335,000 3.900%,  3/15/2026
b,i
294,934
169,000 2.188%,  4/30/2026
b
158,342
220,000
5.760%,  (LIBOR 3M +
0.500%), 1/15/2027
b
205,833
89,000 3.526%,  3/24/2028
b
83,068
196,000 3.584%,  5/22/2028
b
182,543
127,000 4.808%,  7/25/2028
b
124,133
196,000 4.478%,  4/4/2031
b
186,356
62,000 5.389%,  4/24/2034
b
61,604
Welltower OP, LLC
97,000 2.050%,  1/15/2029 80,638
112,000 2.800%,  6/1/2031 92,556
Welltower OP, LLC, Convertible
490,000 2.750%,  5/15/2028
f
493,675
Westpac Banking Corporation
147,000 4.110%,  7/24/2034
b
127,830
Willis North America, Inc.
196,000 4.500%,  9/15/2028 186,921
XHR, LP
97,000 6.375%,  8/15/2025
f
95,213
109,000 4.875%,  6/1/2029
f
93,468
Total 53,272,616
Foreign Government (<0.1%)
NBN Company, Ltd.
171,000 2.625%,  5/5/2031
f
143,432
Total 143,432
Mortgage-Backed Securities (21.0%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
6,004,712 2.500%,  5/1/2051 5,114,017
4,165,756 3.500%,  5/1/2052 3,799,596
2,722,184 4.000%,  5/1/2052 2,571,707
9,149,315 3.500%,  6/1/2052 8,349,245
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
3,433,399 2.500%,  7/1/2030 3,190,511
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
3,306,400 3.500%,  5/1/2040 3,102,603

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (63.2%) Value
Mortgage-Backed Securities (21.0%) -
continued
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
$ 6,686,962 3.000%,  1/1/2052 $ 5,911,923
826,988 2.000%,  2/1/2051 680,324
505,639 2.000%,  2/1/2051 415,536
3,182,281 2.500%,  2/1/2051 2,721,262
3,712,069 2.500%,  2/1/2051 3,166,021
7,214,387 2.000%,  3/1/2051 5,911,364
7,028,102 3.000%,  3/1/2052 6,202,625
235,123 5.000%,  3/1/2053 230,451
5,585,321 2.000%,  4/1/2051 4,582,879
3,985,070 3.000%,  4/1/2051 3,519,550
4,157,389 3.000%,  5/1/2050 3,695,401
988,910 2.000%,  5/1/2051 809,987
2,495,270 3.000%,  5/1/2051 2,225,934
2,615,387 3.000%,  6/1/2050 2,337,233
3,075,000 5.000%,  6/1/2053
d
3,032,386
5,714,918 2.500%,  7/1/2051 4,867,406
2,855,585 3.500%,  7/1/2051 2,634,017
1,210,179 2.500%,  8/1/2050 1,041,374
5,231,370 3.500%,  8/1/2050 4,833,668
3,720,128 3.500%,  9/1/2052 3,405,691
4,517,100 4.000%,  10/1/2052 4,248,695
977,799 2.000%,  11/1/2051 799,001
3,968,787 2.000%,  12/1/2050 3,264,304
13,212,517 4.500%,  12/1/2052 12,794,168
6,425,000 5.000%,  7/1/2041
d
6,295,496
6,450,000 5.500%,  7/1/2042
d
6,418,758
4,700,000 4.500%,  7/1/2048
d
4,518,609
7,500,000 4.000%,  7/1/2049
d
7,037,988
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
6,184,247 2.500%,  3/1/2062 5,062,176
2,463,006 3.500%,  7/1/2061 2,229,487
2,343,927 4.000%,  12/1/2061 2,199,873
Total 143,221,266
Technology (2.3%)
Advanced Micro Devices, Inc.
90,000 3.924%,  6/1/2032 85,307
Akamai Technologies, Inc.,
Convertible
207,000 0.125%,  5/1/2025 220,843
560,000 0.375%,  9/1/2027 540,815
Analog Devices, Inc.
48,000 2.100%,  10/1/2031 39,724
Apple, Inc.
250,000 2.200%,  9/11/2029 219,342
183,000 1.650%,  2/8/2031 151,691
141,000 3.350%,  8/8/2032 131,491
AthenaHealth Group, Inc.
277,000 6.500%,  2/15/2030
f
233,134
Black Knight InfoServ, LLC
334,000 3.625%,  9/1/2028
f
300,106
Block, Inc., Convertible
347,000 0.250%,  11/1/2027 266,106
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
147,000 3.875%,  1/15/2027 140,178
Principal
Amount Long-Term Fixed Income (63.2%) Value
Technology (2.3%) - continued
Broadcom, Inc.
$ 89,000 4.000%,  4/15/2029
f
$ 82,201
Cloud Software Group, Inc.
217,000 6.500%,  3/31/2029
f
193,213
77,000 9.000%,  9/30/2029
f
67,255
CommScope Technologies, LLC
440,000 6.000%,  6/15/2025
f
410,111
CommScope, Inc.
210,000 7.125%,  7/1/2028
f
149,100
Dell International, LLC/EMC
Corporation
128,000 5.250%,  2/1/2028 127,735
62,000 5.300%,  10/1/2029 61,548
Euronet Worldwide, Inc.,
Convertible
453,000 0.750%,  3/15/2049
h
439,693
Fiserv, Inc.
156,000 2.750%,  7/1/2024 151,354
196,000 4.200%,  10/1/2028 187,729
43,000 5.600%,  3/2/2033 43,766
Gartner, Inc.
185,000 3.625%,  6/15/2029
f
162,860
315,000 3.750%,  10/1/2030
f
274,339
Global Payments, Inc.
52,000 2.650%,  2/15/2025 49,318
137,000 4.950%,  8/15/2027 133,484
98,000 3.200%,  8/15/2029 85,180
Intel Corporation
174,000 5.125%,  2/10/2030 175,067
InterDigital, Inc., Convertible
478,000 3.500%,  6/1/2027 644,385
Iron Mountain, Inc.
655,000 4.875%,  9/15/2027
f
618,716
220,000 4.500%,  2/15/2031
f
189,030
Jabil, Inc.
88,000 5.450%,  2/1/2029 87,321
Lumentum Holdings, Inc.,
Convertible
350,000 0.250%,  3/15/2024 370,825
551,000 0.500%,  6/15/2028 433,281
MACOM Technology Solutions
Holdings, Inc., Convertible
253,000 0.250%,  3/15/2026 255,530
Marvell Technology, Inc.
98,000 2.950%,  4/15/2031 82,150
Mastercard, Inc.
90,000 2.000%,  11/18/2031 74,307
Microchip Technology, Inc.,
Convertible
185,000 0.125%,  11/15/2024 209,281
135,000 1.625%,  2/15/2027 341,388
Moody's Corporation
94,000 4.250%,  8/8/2032 89,289
MSCI, Inc.
260,000 4.000%,  11/15/2029
f
235,305
NCR Corporation
293,000 5.125%,  4/15/2029
f
259,381
290,000 6.125%,  9/1/2029
f
290,242
NVIDIA Corporation
49,000 2.850%,  4/1/2030
h
44,434

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (63.2%) Value
Technology (2.3%) - continued
NXP BV/NXP Funding, LLC
$ 92,000 4.875%,  3/1/2024 $ 91,341
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
56,000 2.700%,  5/1/2025 53,074
98,000 4.300%,  6/18/2029 92,358
ON Semiconductor Corporation,
Convertible
474,000 Zero Coupon,  5/1/2027 870,501
51,000 0.500%,  3/1/2029
f
57,596
Open Text Corporation
199,000 3.875%,  12/1/2029
f
166,337
320,000 4.125%,  2/15/2030
f
270,977
Oracle Corporation
93,000 6.150%,  11/9/2029 96,866
245,000 2.950%,  4/1/2030 213,852
133,000 6.250%,  11/9/2032 141,178
PayPal Holdings, Inc.
97,000 2.850%,  10/1/2029 86,015
113,000 2.300%,  6/1/2030 95,797
Progress Software Corporation,
Convertible
220,000 1.000%,  4/15/2026 240,900
PTC, Inc.
160,000 3.625%,  2/15/2025
f
154,502
145,000 4.000%,  2/15/2028
f
133,488
Rackspace Technology Global,
Inc.
275,000 5.375%,  12/1/2028
f
85,370
S&P Global, Inc.
90,000 2.900%,  3/1/2032 78,008
Salesforce.com, Inc.
249,000 1.950%,  7/15/2031 205,470
Seagate HDD Cayman
104,000 8.500%,  7/15/2031
f
109,064
299,500 9.625%,  12/1/2032
f
330,480
Semtech Corporation, Convertible
123,000 1.625%,  11/1/2027
f
114,452
Sensata Technologies, Inc.
223,000 3.750%,  2/15/2031
f
190,775
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
100,000 4.625%,  11/1/2026
f
93,777
SS&C Technologies, Inc.
620,000 5.500%,  9/30/2027
f
593,543
Verint Systems, Inc., Convertible
238,000 0.250%,  4/15/2026 209,738
Viavi Solutions, Inc.
224,000 3.750%,  10/1/2029
f
190,334
Viavi Solutions, Inc., Convertible
126,000 1.000%,  3/1/2024 124,979
168,000 1.625%,  3/15/2026
f
173,985
Vishay Intertechnology, Inc.,
Convertible
463,000 2.250%,  6/15/2025 506,707
VMware, Inc.
194,000 1.400%,  8/15/2026 171,310
123,000 2.200%,  8/15/2031 96,653
Xilinx, Inc.
52,000 2.375%,  6/1/2030 44,890
Principal
Amount Long-Term Fixed Income (63.2%) Value
Technology (2.3%) - continued
Ziff Davis, Inc., Convertible
$ 404,000 1.750%,  11/1/2026
f
$ 376,730
Total 15,808,602
Transportation (0.9%)
Air Transport Services Group, Inc.,
Convertible
146,000 1.125%,  10/15/2024 137,912
Allegiant Travel Company
176,000 7.250%,  8/15/2027
f
175,351
American Airlines Group, Inc.
67,000 3.750%,  3/1/2025
f
63,567
American Airlines, Inc.
360,000 11.750%,  7/15/2025
f
394,750
139,000 7.250%,  2/15/2028
f
138,172
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
654,000 5.500%,  4/20/2026
f
647,911
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
250,000 5.375%,  3/1/2029
f,h
231,891
Canadian Pacific Railway
Company
185,000 1.750%,  12/2/2026 166,290
CSX Corporation
98,000 4.250%,  3/15/2029 94,865
Delta Air Lines, Inc.
50,000 7.375%,  1/15/2026 52,124
181,000 4.375%,  4/19/2028 170,129
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
185,581 4.500%,  10/20/2025
f
181,533
ERAC USA Finance, LLC
123,000 3.850%,  11/15/2024
f
119,794
Hawaiian Brand Intellectual
Property, Ltd.
189,000 5.750%,  1/20/2026
f
178,896
Hertz Corporation
184,000 4.625%,  12/1/2026
f
166,060
221,000 5.000%,  12/1/2029
f
182,686
JetBlue Airways Corporation,
Convertible
393,000 0.500%,  4/1/2026 322,753
Mileage Plus Holdings, LLC
198,400 6.500%,  6/20/2027
f
198,896
Norfolk Southern Corporation
136,000 4.450%,  3/1/2033 130,131
Penske Truck Leasing Company,
LP/PTL Finance Corporation
111,000 1.200%,  11/15/2025
f
98,723
51,000 5.750%,  5/24/2026
f
50,512
96,000 1.700%,  6/15/2026
f
84,776
Rand Parent, LLC
202,000 8.500%,  2/15/2030
f
182,881
Ryder System, Inc.
81,000 2.850%,  3/1/2027 73,999
Southwest Airlines Company
100,000 5.125%,  6/15/2027 99,225
98,000 2.625%,  2/10/2030 83,295
Southwest Airlines Company,
Convertible
574,000 1.250%,  5/1/2025
h
658,091

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (63.2%) Value
Transportation (0.9%) - continued
Union Pacific Corporation
$ 98,000 2.150%,  2/5/2027 $ 89,498
United Airlines, Inc.
219,000 4.375%,  4/15/2026
f
208,073
183,000 4.625%,  4/15/2029
f
166,744
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
243,000 6.375%,  2/1/2030
f
195,671
XPO Escrow Sub, LLC
233,000 7.500%,  11/15/2027
f
238,087
Total 5,983,286
U.S. Government & Agencies (3.2%)
U.S. Treasury Bonds
3,400,000 3.625%,  2/15/2053 3,262,938
2,200,000 4.000%,  11/15/2052 2,259,812
795,000 1.375%,  11/15/2031 655,533
2,200,000 4.125%,  11/15/2032 2,248,125
3,000,000 3.500%,  2/15/2033 2,922,188
552,000 3.375%,  5/15/2033 532,335
2,490,000 3.250%,  5/15/2042 2,221,936
8,460,000 3.375%,  8/15/2042 7,679,102
Total 21,781,969
Utilities (1.6%)
AEP Texas, Inc.
92,000 4.700%,  5/15/2032 88,035
AES Corporation
156,000 3.950%,  7/15/2030
f
139,857
Algonquin Power & Utilities
Corporation
110,000 4.750%,  1/18/2082
b
87,450
Alliant Energy Corporation,
Convertible
224,000 3.875%,  3/15/2026
f
222,432
Ameren Corporation
98,000 1.750%,  3/15/2028 83,920
American Electric Power
Company, Inc.
200,000 3.875%,  2/15/2062
b,h
158,846
139,000 2.031%,  3/15/2024 135,179
98,000 2.300%,  3/1/2030 81,277
44,000 5.625%,  3/1/2033 44,733
Arizona Public Service Company
87,000 5.550%,  8/1/2033 87,063
Calpine Corporation
191,000 4.500%,  2/15/2028
f
172,918
CenterPoint Energy, Inc.
105,000 2.500%,  9/1/2024 100,801
95,000 1.450%,  6/1/2026 84,897
146,000 2.650%,  6/1/2031 121,743
CMS Energy Corporation,
Convertible
153,000 3.375%,  5/1/2028
f
150,476
Constellation Energy Generation,
LLC
90,000 5.800%,  3/1/2033 92,127
Dominion Energy, Inc.
110,000 3.071%,  8/15/2024 106,238
165,000 4.350%,  1/15/2027
b,i
138,620
98,000 3.375%,  4/1/2030 87,656
Principal
Amount Long-Term Fixed Income (63.2%) Value
Utilities (1.6%) - continued
DTE Energy Company
$ 138,000 4.220%,  11/1/2024 $ 134,910
80,000 4.875%,  6/1/2028 78,251
Duke Energy Corporation
180,000 3.250%,  1/15/2082
b
133,655
110,000 4.875%,  9/16/2024
b,i
105,644
187,000 2.450%,  6/1/2030 157,032
93,000 4.500%,  8/15/2032 87,679
Duke Energy Corporation,
Convertible
616,000 4.125%,  4/15/2026
f
601,524
Edison International
118,000 4.950%,  4/15/2025 115,496
180,000 5.000%,  12/15/2026
b,i
155,502
Enel Finance International NV
200,000 1.375%,  7/12/2026
f
176,563
Entergy Corporation
111,000 0.900%,  9/15/2025 99,689
97,000 1.900%,  6/15/2028 82,666
Evergy, Inc.
106,000 2.450%,  9/15/2024 101,540
Eversource Energy
154,000 4.600%,  7/1/2027 150,140
87,000 5.125%,  5/15/2033 85,738
Exelon Corporation
98,000 4.050%,  4/15/2030 91,579
Fells Point Funding Trust
165,000 3.046%,  1/31/2027
f
151,683
FirstEnergy Corporation,
Convertible
225,000 4.000%,  5/1/2026
f
223,875
Florida Power & Light Company
85,000 4.400%,  5/15/2028 83,403
Georgia Power Company
54,000 4.950%,  5/17/2033 53,303
ITC Holdings Corporation
93,000 4.950%,  9/22/2027
f
91,546
Jersey Central Power & Light
Company
185,000 2.750%,  3/1/2032
f
152,591
National Rural Utilities Cooperative
Finance Corporation
116,000 3.450%,  6/15/2025 111,590
79,000 5.050%,  9/15/2028 78,731
NextEra Energy Capital Holdings,
Inc.
125,000 3.800%,  3/15/2082
b
104,941
87,000 6.051%,  3/1/2025 87,327
98,000 2.250%,  6/1/2030 81,509
NextEra Energy Operating
Partners, LP
420,000 3.875%,  10/15/2026
f
390,317
NextEra Energy Partners, LP,
Convertible
72,000 Zero Coupon,  6/15/2024
f
67,608
438,000 Zero Coupon,  11/15/2025
f
404,055
NiSource, Inc.
98,000 2.950%,  9/1/2029 85,812
NRG Energy, Inc.
111,000 2.000%,  12/2/2025
f
99,574
128,000 10.250%,  3/15/2028
b,f,i
120,700
73,000 3.375%,  2/15/2029
f
59,705

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (63.2%) Value
Utilities (1.6%) - continued
$ 135,000 5.250%,  6/15/2029
f
$ 120,721
NRG Energy, Inc., Convertible
476,000 2.750%,  6/1/2048 502,418
PG&E Corporation
268,000 5.000%,  7/1/2028 245,918
PPL Capital Funding, Inc.,
Convertible
377,000 2.875%,  3/15/2028
f
360,035
Public Service Enterprise Group,
Inc.
98,000 1.600%,  8/15/2030 76,760
Sempra Energy
240,000 4.875%,  10/15/2025
b,i
223,216
120,000 3.400%,  2/1/2028 110,448
Southern California Edison
Company
46,000 5.950%,  11/1/2032 48,148
Southern Company
92,000 4.475%,  8/1/2024 90,319
112,000 5.700%,  10/15/2032 115,893
111,000 4.000%,  1/15/2051
b
102,655
317,000 3.750%,  9/15/2051
b
269,767
Southern Company, Convertible
657,000 3.875%,  12/15/2025
f
655,358
TerraForm Power Operating, LLC
395,000 5.000%,  1/31/2028
f
363,661
Vistra Operations Company, LLC
184,000 5.125%,  5/13/2025
f
179,392
282,000 5.000%,  7/31/2027
f
263,957
Xcel Energy, Inc.
98,000 4.000%,  6/15/2028 93,252
138,000 4.600%,  6/1/2032 130,314
Total 10,942,378
Total Long-Term Fixed Income
(cost $456,833,635) 430,688,001
Shares Common Stock ( 14.6% ) Value
Communications Services (0.9%)
4,312 Alphabet, Inc., Class A
m
516,146
16,662 Alphabet, Inc., Class C
m
2,015,602
19,904 Comcast Corporation 827,011
20,651 DISH Network Corporation
m
136,090
465 EchoStar Corporation
m
8,063
547 Emerald Holding, Inc.
m
2,243
307 Liberty Latin America, Ltd., Class
A
m
2,686
4,154 Meta Platforms, Inc.
m
1,192,115
787 Netflix, Inc.
m
346,666
20,190 QuinStreet, Inc.
m
178,278
376 Shutterstock, Inc. 18,300
8,272 Verizon Communications, Inc. 307,636
3,616 Walt Disney Company
m
322,837
13,778 Warner Brothers Discovery, Inc.
m
172,776
4,674 Windstream Services, LLC
m
44,403
4,257 Ziff Davis, Inc.
m
298,245
Total 6,389,097
Consumer Discretionary (1.6%)
12,977 Amazon.com, Inc.
m
1,691,682
3,114 Aptiv plc
m
317,908
364 Booking Holdings, Inc.
m
982,920
Shares Common Stock (14.6%) Value
Consumer Discretionary (1.6%) - continued
1,417 Boot Barn Holdings, Inc.
m
$ 120,006
143 Boyd Gaming Corporation 9,920
5,402 Cedar Fair, LP 215,918
192 Chipotle Mexican Grill, Inc.
m
410,688
10,115 Clarus Corporation 92,451
15,068 Cooper-Standard Holdings, Inc.
m
214,870
1,695 Crocs, Inc.
m
190,586
2,628 D.R. Horton, Inc. 319,801
1,564 Darden Restaurants, Inc. 261,313
1,004 Domino's Pizza, Inc. 338,338
12,151 Everi Holdings, Inc.
m
175,703
8,058 Ford Motor Company 121,918
6,944 General Motors Company 267,761
1,201 Grand Canyon Education, Inc.
m
123,955
1,367 Hilton Worldwide Holdings, Inc. 198,967
2,465 Home Depot, Inc. 765,728
2,033 Lowe's Companies, Inc. 458,848
545 Lululemon Athletica, Inc.
m
206,282
150 Marriott International, Inc./MD 27,553
1,006 McDonald's Corporation 300,200
779 Meritage Homes Corporation 110,828
82 NVR, Inc.
m
520,751
253 O'Reilly Automotive, Inc.
m
241,691
115 Oxford Industries, Inc. 11,318
2,419 Papa John's International, Inc. 178,595
4,655 Skyline Champion Corporation
m
304,670
16,899 Sonos, Inc.
m
275,961
2,971 Sony Group Corporation ADR 267,509
11,093 Stoneridge, Inc.
m
209,103
3,335 Tesla, Inc.
m
873,003
30,086 ThredUp, Inc.
m
73,410
62 Travel + Leisure Company 2,501
79 Ulta Beauty, Inc.
m
37,177
Total 10,919,833
Consumer Staples (0.7%)
4,332 Altria Group, Inc. 196,240
4,065 BJ's Wholesale Club Holdings,
Inc.
m
256,136
1,043 Casey's General Stores, Inc. 254,367
1,229 Coca-Cola Company 74,010
2,288 Colgate-Palmolive Company 176,268
19,160 Coty, Inc.
m
235,476
419 Edgewell Personal Care Company 17,309
2,128 Hormel Foods Corporation 85,588
2,458 John B. Sanfilippo & Son, Inc. 288,250
2,939 Lamb Weston Holdings, Inc. 337,838
3,234 Mondelez International, Inc. 235,888
83 PepsiCo, Inc. 15,373
6,943 Philip Morris International, Inc. 677,776
17,312 Primo Water Corporation 217,092
1,468 Procter & Gamble Company 222,754
3,701 Sysco Corporation 274,614
6,632 Turning Point Brands, Inc. 159,234
4,233 Tyson Foods, Inc. 216,052
3,245 US Foods Holding Corporation
m
142,780
4,953 Walmart, Inc. 778,513
Total 4,861,558
Energy (0.7%)
8,354 BP plc ADR 294,813
496 Cheniere Energy, Inc. 75,570
2,738 Chesapeake Energy Corporation 229,116
431 Chevron Corporation 67,818

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (14.6%) Value
Energy (0.7%) - continued
3,865 ConocoPhillips $ 400,453
8,224 Devon Energy Corporation 397,548
11,523 Enterprise Products Partners, LP 303,631
5,039 Exxon Mobil Corporation 540,433
13,306 Halliburton Company 438,965
669 International Seaways, Inc. 25,583
3,649 Marathon Petroleum Corporation 425,473
23,289 NOV, Inc. 373,556
7,631 Permian Resources Corporation 83,636
75 Phillips 66 7,153
3,213 Pioneer Natural Resources
Company 665,669
6,668 TechnipFMC plc
m
110,822
1,294 Valero Energy Corporation 151,786
755 Viper Energy Partners, LP 20,257
Total 4,612,282
Financials (2.1%)
19,790 Ally Financial, Inc. 534,528
1,247 American Express Company 217,227
3,886 American International Group, Inc. 223,600
1,202 Ameriprise Financial, Inc. 399,256
5,922 Arch Capital Group, Ltd.
m
443,262
16,659 Bank of America Corporation 477,947
94 Bank of Marin Bancorp 1,661
5,654 Bank of N.T. Butterfield & Son, Ltd. 154,693
5,698 Bank of New York Mellon
Corporation 253,675
1,324 Berkshire Hathaway, Inc.
m
451,484
1,450 BlackRock TCP Capital
Corporation 15,820
182 BlackRock, Inc. 125,788
2,799 Blackstone Mortgage Trust, Inc. 58,247
13,228 Bridgewater Bancshares, Inc.
m
130,296
7,353 Byline Bancorp, Inc. 133,016
1,641 Capital One Financial Corporation 179,476
5,191 Carlyle Group, Inc. 165,852
579 Cboe Global Markets, Inc. 79,908
1,393 Central Pacific Financial
Corporation 21,884
2,877 Charles Schwab Corporation 163,068
1,809 Chubb, Ltd. 348,341
1,756 Citigroup, Inc. 80,846
114 Citizens Financial Group, Inc. 2,973
8,756 Columbia Banking System, Inc. 177,572
4,005 Comerica, Inc. 169,652
574 Community Trust Bancorp, Inc. 20,417
277 ConnectOne Bancorp, Inc. 4,595
823 Customers Bancorp, Inc.
m
24,904
394 Dime Community Bancshares, Inc. 6,946
1,494 Discover Financial Services 174,574
126 Eagle Bancorp, Inc. 2,666
1,020 Ellington Residential Mortgage
REIT 7,354
1,469 Encore Capital Group, Inc.
m
71,423
919 Enterprise Financial Services
Corporation 35,933
4,653 Federated Hermes, Inc. 166,810
166 Financial Institutions, Inc. 2,613
235 First Foundation, Inc. 933
130 First Mid-Illinois Bancshares, Inc. 3,138
895 Fiserv, Inc.
m
112,904
623 FS KKR Capital Corporation 11,949
3,226 Glacier Bancorp, Inc. 100,554
1,294 Golub Capital BDC, Inc. 17,469
Shares Common Stock (14.6%) Value
Financials (2.1%) - continued
450 Great Southern Bancorp, Inc. $ 22,829
1,543 Hanmi Financial Corporation 23,037
7,317 Heartland Financial USA, Inc. 203,925
235 Heritage Financial Corporation 3,800
475 Hometrust Bancshares, Inc. 9,923
2,340 Hope Bancorp, Inc. 19,703
3,004 Houlihan Lokey, Inc. 295,323
251 Independent Bank Corporation/MI 4,257
3,562 Intercontinental Exchange, Inc. 402,791
6,493 J.P. Morgan Chase & Company 944,342
988 Janus Henderson Group plc 26,923
1,979 Kinsale Capital Group, Inc. 740,542
1,306 Loews Corporation 77,550
1,673 M&T Bank Corporation 207,050
220 Marsh & McLennan Companies,
Inc. 41,378
2,344 Mastercard, Inc. 921,895
3,167 MetLife, Inc. 179,031
211 Metropolitan Bank Holding
Corporation
m
7,328
2,728 MGIC Investment Corporation 43,075
966 MidWestOne Financial Group, Inc. 20,643
1,988 Morgan Stanley 169,775
56 Mr. Cooper Group, Inc.
m
2,836
3,463 Nasdaq, Inc. 172,631
5,734 New York Community Bancorp,
Inc. 64,450
362 NMI Holdings, Inc.
m
9,347
8,637 PayPal Holdings, Inc.
m
576,347
70 PNC Financial Services Group,
Inc. 8,817
387 Popular, Inc. 23,421
8,581 Radian Group, Inc. 216,928
3,721 Raymond James Financial, Inc. 386,128
2,905 RLI Corporation 396,445
694 S&P Global, Inc. 278,218
4,613 Seacoast Banking Corporation of
Florida 101,947
653 Synovus Financial Corporation 19,753
631 TPG, Inc. 18,463
4,086 Triumph Financial, Inc.
m
248,102
96 Truist Financial Corporation 2,914
200 TrustCo Bank Corporation NY 5,722
147 U.S. Bancorp 4,857
221 Visa, Inc. 52,483
4,752 Voya Financial, Inc. 340,766
14,262 Wells Fargo & Company 608,702
11,119 Western Alliance Bancorp 405,510
3,477 Western Union Company 40,785
7,280 Zions Bancorp NA 195,541
Total 14,321,487
Health Care (1.9%)
2,869 Abbott Laboratories 312,778
1,453 ACADIA Pharmaceuticals, Inc.
m
34,799
1,370 Agilent Technologies, Inc. 164,743
7,958 Agiliti, Inc.
m
131,307
1,224 Align Technology, Inc.
m
432,855
1,358 Alkermes plc
m
42,505
363 AmerisourceBergen Corporation 69,852
450 Amgen, Inc. 99,909
1,947 AstraZeneca plc ADR 139,347
7,582 Avantor, Inc.
m
155,734
747 Azenta, Inc.
m
34,870
5,141 Baxter International, Inc. 234,224

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (14.6%) Value
Health Care (1.9%) - continued
799 Biogen, Inc.
m
$ 227,595
100 Bio-Rad Laboratories, Inc.
m
37,912
2,283 Bio-Techne Corporation 186,361
168 Bristol-Myers Squibb Company 10,744
3,538 Centene Corporation
m
238,638
1,134 Cigna Group 318,200
2,060 CVS Health Corporation 142,408
1,481 Danaher Corporation 355,440
1,536 Dexcom, Inc.
m
197,391
3,278 Edwards Lifesciences
Corporation
m
309,214
767 Elevance Health, Inc. 340,770
89 Eli Lilly & Company 41,739
188 Enanta Pharmaceuticals, Inc.
m
4,023
6,244 Enovis Corporation
m
400,365
4,160 Gilead Sciences, Inc. 320,611
7,741 Halozyme Therapeutics, Inc.
m
279,218
835 HCA Healthcare, Inc. 253,406
1,400 Hologic, Inc.
m
113,358
818 Insulet Corporation
m
235,862
941 Intuitive Surgical, Inc.
m
321,766
4,986 Ionis Pharmaceuticals, Inc.
m
204,576
4,462 Johnson & Johnson 738,550
1,759 Laboratory Corporation of America
Holdings 424,500
1,855 Lantheus Holdings, Inc.
m
155,672
20,156 Maravai LifeSciences Holdings,
Inc.
m
250,539
388 Medpace Holdings, Inc.
m
93,186
7,208 Medtronic plc 635,025
7,183 Merck & Company, Inc. 828,846
119 Moderna, Inc.
m
14,459
622 Molina Healthcare, Inc.
m
187,371
638 Novo Nordisk AS ADR 103,248
7,847 Pfizer, Inc. 287,828
4,932 Progyny, Inc.
m
194,025
1,048 QuidelOrtho Corporation
m
86,837
5,530 R1 RCM, Inc.
m
102,029
164 Regeneron Pharmaceuticals, Inc.
m
117,841
9,066 Revance Therapeutics, Inc.
m
229,460
5,060 Stevanato Group SPA 163,843
700 Thermo Fisher Scientific, Inc. 365,225
1,332 UnitedHealth Group, Inc. 640,213
250 Vertex Pharmaceuticals, Inc.
m
87,978
10,922 Viatris, Inc. 109,002
17,667 Viemed Healthcare, Inc.
m
172,783
676 Waters Corporation
m
180,181
1,989 Zimmer Biomet Holdings, Inc. 289,598
1,754 Zoetis, Inc. 302,056
Total 13,152,815
Industrials (2.1%)
837 3M Company 83,775
314 Acuity Brands, Inc. 51,207
3,222 Advanced Drainage Systems, Inc. 366,599
9,264 Air Lease Corporation 387,698
5,048 American Airlines Group, Inc.
m
90,561
2,627 AMETEK, Inc. 425,259
312 Armstrong World Industries, Inc. 22,920
4,084 ASGN, Inc.
m
308,873
14,270 Badger Infrastructure Solutions,
Ltd. 289,763
6,715 Barnes Group, Inc. 283,306
472 Builders FirstSource, Inc.
m
64,192
563 Carlisle Companies, Inc. 144,426
Shares Common Stock (14.6%) Value
Industrials (2.1%) - continued
119 Caterpillar, Inc. $ 29,280
3,715 Cimpress plc
m
220,968
682 Cintas Corporation 339,009
15,496 CNH Industrial NV 223,142
1,330 Crane Company 118,530
1,330 Crane NXT Company 75,065
16,021 CSX Corporation 546,316
840 Curtiss-Wright Corporation 154,274
242 Deere & Company 98,056
6,699 Delta Air Lines, Inc.
m
318,470
450 Eaton Corporation plc 90,495
1,169 Expeditors International of
Washington, Inc. 141,601
7,378 Fastenal Company 435,228
972 Ferguson plc 152,905
6,826 Fluor Corporation
m
202,050
4,973 Forward Air Corporation 527,685
754 FTI Consulting, Inc.
m
143,411
1,044 General Dynamics Corporation 224,617
294 Gibraltar Industries, Inc.
m
18,498
73 Gorman-Rupp Company 2,105
5,122 Greenbrier Companies, Inc. 220,758
5,981 Helios Technologies, Inc. 395,284
855 Honeywell International, Inc. 177,413
7,001 Howmet Aerospace, Inc. 346,970
156 Hubbell, Inc. 51,723
19,732 Janus International Group, Inc.
m
210,343
3,288 Johnson Controls International plc 224,044
425 Kaman Corporation 10,340
889 L3Harris Technologies, Inc. 174,040
1,779 Lincoln Electric Holdings, Inc. 353,363
3,934 ManpowerGroup, Inc. 312,360
3,755 Maximus, Inc. 317,335
5,228 Miller Industries, Inc. 185,437
1,489 Moog, Inc. 161,452
480 Northrop Grumman Corporation 218,784
1,137 Old Dominion Freight Line, Inc. 420,406
567 Oshkosh Corporation 49,097
394 Owens Corning, Inc. 51,417
1,344 Parker-Hannifin Corporation 524,214
132 Paycom Software, Inc. 42,404
2,212 Pentair plc 142,895
2,169 Quanta Services, Inc. 426,100
3,978 RB Global, Inc. 238,680
7,191 Schneider National, Inc. 206,526
3,218 Tennant Company 261,012
5,219 Timken Company 477,695
408 TriNet Group, Inc.
m
38,748
9,254 Uber Technologies, Inc.
m
399,495
949 Union Pacific Corporation 194,184
2,100 United Parcel Service, Inc. 376,425
1,671 United Rentals, Inc. 744,213
Total 14,533,441
Information Technology (3.0%)
1,194 Adobe, Inc.
m
583,854
1,905 Advanced Micro Devices, Inc.
m
216,998
1,593 Amphenol Corporation 135,325
732 ANSYS, Inc.
m
241,758
13,979 Apple, Inc. 2,711,507
1,880 Applied Materials, Inc. 271,735
1,228 Autodesk, Inc.
m
251,261
1,163 BILL Holdings, Inc.
m
135,896
42 Broadcom, Inc. 36,432
291 Cadence Design Systems, Inc.
m
68,245

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (14.6%) Value
Information Technology (3.0%) - continued
1,964 Calix, Inc.
m
$ 98,023
7,685 Ciena Corporation
m
326,536
18,393 Cisco Systems, Inc. 951,654
6,164 Cohu, Inc.
m
256,176
2,271 DocuSign, Inc.
m
116,025
14,408 Dropbox, Inc.
m
384,261
1,392 FormFactor, Inc.
m
47,634
2,695 Fortinet, Inc.
m
203,715
3,167 Gen Digital, Inc. 58,748
13,616 Gilat Satellite Networks, Ltd.
m
84,828
2,882 Guidewire Software, Inc.
m
219,263
726 Insight Enterprises, Inc.
m
106,243
543 InterDigital, Inc. 52,427
4,184 Juniper Networks, Inc. 131,085
127 KLA Corporation 61,597
14,605 Knowles Corporation
m
263,766
123 Lam Research Corporation 79,072
843 Littelfuse, Inc. 245,574
3,921 Microchip Technology, Inc. 351,282
11,500 Microsoft Corporation 3,916,210
1,248 NICE, Ltd. ADR
m
257,712
3,704 NVIDIA Corporation 1,566,866
3,140 ON Semiconductor Corporation
m
296,981
3,226 Plexus Corporation
m
316,922
6,620 QUALCOMM, Inc. 788,045
185 Roper Industries, Inc. 88,948
2,959 Salesforce, Inc.
m
625,118
7,220 Samsung Electronics Company,
Ltd. 397,557
763 ServiceNow, Inc.
m
428,783
794 Skyworks Solutions, Inc. 87,888
2,589 Splunk, Inc.
m
274,667
3,469 Sprout Social, Inc.
m
160,129
3,928 Texas Instruments, Inc. 707,119
3,632 Trimble, Inc.
m
192,278
36,852 TTM Technologies, Inc.
m
512,243
431 Tyler Technologies, Inc.
m
179,499
613 Universal Display Corporation 88,352
513 VeriSign, Inc.
m
115,923
977 Western Digital Corporation
m
37,058
3,822 Wolfspeed, Inc.
h,m
212,465
2,638 Workiva, Inc.
m
268,179
135 Zoom Video Communications,
Inc.
m
9,164
Total 20,219,026
Materials (0.7%)
795 Allegheny Technologies, Inc.
m
35,163
1,078 AptarGroup, Inc. 124,897
7,817 Axalta Coating Systems, Ltd.
m
256,476
6,061 Ball Corporation 352,811
1,568 Berry Plastics Group, Inc. 100,885
3,104 Carpenter Technology Corporation 174,228
4,225 CF Industries Holdings, Inc. 293,299
99 Eagle Materials, Inc. 18,456
2,247 Eastman Chemical Company 188,119
5,211 Ingevity Corporation
m
303,072
17,968 Ivanhoe Mines, Ltd.
m
164,116
562 Linde plc 214,167
1,608 LyondellBasell Industries NV 147,663
2,780 Nucor Corporation 455,864
3,091 PPG Industries, Inc. 458,395
1,438 SSR Mining, Inc. 20,391
3,879 Steel Dynamics, Inc. 422,539
17,875 Tronox Holdings plc 227,191
Shares Common Stock (14.6%) Value
Materials (0.7%) - continued
1,934 United States Lime & Minerals, Inc. $ 403,993
742 Vulcan Materials Company 167,276
Total 4,529,001
Real Estate (0.5%)
3,883 Agree Realty Corporation 253,909
1,563 Alexandria Real Estate Equities,
Inc. 177,385
599 AvalonBay Communities, Inc. 113,373
1,300 Camden Property Trust 141,531
1,492 CBRE Group, Inc.
m
120,419
30,721 Cushman and Wakefield plc
m
251,298
1,723 Digital Realty Trust, Inc. 196,198
1,057 Equity Commonwealth 21,415
740 Equity Residential 48,818
126 Extra Space Storage, Inc. 18,755
18,291 Healthcare Realty Trust, Inc. 344,968
12,658 Host Hotels & Resorts, Inc. 213,034
11,075 Independence Realty Trust, Inc. 201,786
1,072 Kite Realty Group Trust 23,948
166 Mid-America Apartment
Communities, Inc. 25,209
8,491 National Storage Affiliates Trust 295,742
586 NNN REIT, Inc. 25,075
1,311 Public Storage, Inc. 382,655
814 SBA Communications Corporation 188,653
Total 3,044,171
Utilities (0.4%)
4,524 Alliant Energy Corporation 237,419
1,454 Black Hills Corporation 87,618
7,713 CenterPoint Energy, Inc. 224,834
3,456 Constellation Energy Corporation 316,397
2,256 Duke Energy Corporation 202,453
4,528 Entergy Corporation 440,891
2,190 Evergy, Inc. 127,940
11,876 NiSource, Inc. 324,808
1,705 NorthWestern Corporation 96,776
424 OGE Energy Corporation 15,226
3,530 Portland General Electric
Company 165,310
3,072 Public Service Enterprise Group,
Inc. 192,338
2,125 Sempra Energy 309,379
2,345 Spire, Inc. 148,767
Total 2,890,156
Total Common Stock
(cost $75,556,156) 99,472,867
Shares
Registered Investment
Companies ( 9.8% ) Value
U.S. Affiliated  (9.0%)
7,098,615 Thrivent Core Emerging Markets
Debt Fund 54,446,380
709,265 Thrivent Core International Equity
Fund 6,964,986
Total 61,411,366
U.S. Unaffiliated  (0.8%)
59,018 Aberdeen Asia-Pacific Income
Fund, Inc. 159,349

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (9.8%) Value
U.S. Unaffiliated  (0.8%)- continued
23,275 AllianceBernstein Global High
Income Fund, Inc. $ 231,819
27,863 Allspring Income Opportunities
Fund 179,716
10,050 BlackRock Core Bond Trust 106,932
25,212 BlackRock Corporate High Yield
Fund, Inc. 224,891
20,506 BlackRock Credit Allocation
Income Trust 208,136
5,650 BlackRock Debt Strategies Fund,
Inc. 55,313
18,974 BlackRock Enhanced Global
Dividend Trust 191,068
5,200 BlackRock Enhanced International
Dividend Trust 28,288
1,400 BlackRock Floating Rate Income
Strategies Fund, Inc. 17,094
3,599 BlackRock Income Trust, Inc. 43,800
11,978 BlackRock Multi-Sector Income
Trust 172,124
16,086 Blackstone Strategic Credit 2027
Term Fund 175,820
22,216 Eaton Vance Limited Duration
Income Fund 207,942
1,639 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 12,981
16,734 First Trust High Income Long/Short
Fund 191,437
6,925 Invesco Dynamic Credit
Opportunities Fund
e,m
72,496
19,500 iShares Preferred and Income
Securities ETF
h
603,135
45,650 Nuveen Credit Strategies Income
Fund 230,532
6,800 Nuveen Preferred Income
Opportunities Fund 44,064
9,900 Nuveen Quality Preferred Income
Fund II 63,162
20,292 PGIM Global High Yield Fund, Inc. 222,603
18,673 PGIM High Yield Bond Fund, Inc. 231,919
8,534 Pimco Dynamic Income Fund 160,012
2,061 Tri-Continental Corporation 56,513
9,350 Vanguard Short-Term Corporate
Bond ETF
h
707,421
8,900 Virtus Convertible & Income Fund 30,972
12,871 Virtus Dividend, Interest &
Premium Strategy Fund 157,155
2,750 Virtus Equity & Convertible Income
Fund 58,162
28,369 Voya Global Equity Dividend &
Premium Opportunity Fund 145,817
42,861 Western Asset High Income
Opportunity Fund, Inc. 162,015
Total 5,152,688
Total Registered Investment
Companies (cost $80,320,478) 66,564,054
Shares Preferred Stock ( 1.3% ) Value
Communications Services (0.2%)
21,875 AT&T, Inc., 4.750%
i
461,125
11,250 CenterPoint Energy, Inc.,
Convertible, 3.369% 408,825
Shares Preferred Stock (1.3%) Value
Communications Services (0.2%) - continued
4,698 Paramount Global, Convertible,
5.750% $ 106,456
11,250 Telephone and Data Systems, Inc.,
6.000%
i
154,575
Total 1,130,981
Energy (0.1%)
11,205 Crestwood Equity Partners, LP,
9.250%
i
103,086
5,300 Energy Transfer, LP, 7.600%
b,i
129,214
5,109 Nustar Logistics, LP, 11.994%
b
129,258
748 UGI Corporation, Convertible,
7.250% 49,682
Total 411,240
Financials (0.8%)
7,525 Aegon Funding Corporation II,
5.100% 159,605
7,500 Allstate Corporation, 5.100%
i
165,000
20,000 Bank of America Corporation,
4.250%
h,i
374,000
550 Bank of America Corporation,
Convertible, 7.250%
i
644,501
14,875 Capital One Financial Corporation,
5.000%
i
289,021
6,200 Equitable Holdings, Inc., 5.250%
i
123,938
425 First Horizon Bank, 6.061%
*,b,i
269,739
17,000 J.P. Morgan Chase & Company,
4.200%
h,i
327,930
9,925 J.P. Morgan Chase & Company,
4.750%
i
212,693
10,750 KeyCorp, 6.200%
b,i
205,110
9,669 KKR & Company, Inc.,
Convertible, 6.000% 639,121
9,050 Morgan Stanley, 4.250%
i
168,330
7,800 Morgan Stanley, 5.850%
b,i
183,378
5,100 Morgan Stanley, 7.125%
b,i
128,214
17,650 Public Storage, 4.125%
i
351,235
3,775 Public Storage, 4.625%
i
83,163
958 Public Storage, 4.700%
i
21,565
2,700 Regions Financial Corporation,
5.700%
b,i
55,215
2,675 Synovus Financial Corporation,
5.875%
b,i
55,239
7,400 Truist Financial Corporation,
4.750%
i
148,592
9,000 U.S. Bancorp, 4.000%
i
151,470
15,500 Wells Fargo & Company, 4.250%
i
264,430
653 Wells Fargo & Company,
Convertible, 7.500%
i
752,256
Total 5,773,745
Utilities (0.2%)
6,819 AES Corporation, Convertible,
6.875% 556,567
14,250 CMS Energy Corporation, 4.200%
i
258,353
9,711 NextEra Energy, Inc., Convertible,
6.926%
h
439,811
1,831 NiSource, Inc., Convertible,
7.750% 186,304

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock (1.3%) Value
Utilities (0.2%) - continued
9,200 Southern Company, 4.950% $ 211,324
Total 1,652,359
Total Preferred Stock
(cost $10,568,016) 8,968,325
Shares
Collateral Held for Securities
Loaned ( 1.1% ) Value
7,573,786 Thrivent Cash Management Trust 7,573,786
Total Collateral Held for
Securities Loaned
(cost $7,573,786) 7,573,786
Shares or
Principal
Amount Short-Term Investments ( 7.8% ) Value
Federal Home Loan Bank Discount
Notes
1,400,000 4.974%, 7/26/2023
n,o
1,395,685
100,000 5.160%, 8/16/2023
n,o
99,405
700,000 4.870%, 8/18/2023
n,o
695,649
400,000 5.070%, 9/6/2023
n,o
396,451
1,400,000 5.090%, 9/13/2023
n,o
1,386,247
300,000 5.120%, 9/19/2023
n,o
296,809
Federal National Mortgage
Association Discount Notes
500,000 4.860%, 9/18/2023
n,o
494,749
Thrivent Core Short-Term Reserve
Fund
4,832,951 5.460% 48,329,513
U.S. Treasury Bills
100,000 4.888%, 7/13/2023
n,p
99,861
300,000 5.083%, 8/3/2023
n,q
298,679
Total Short-Term Investments
(cost $53,482,486) 53,493,048
Total Investments (cost
$730,807,087) 104.6% $713,172,590
Other Assets and Liabilities, Net
(4.6%) (31,631,670)
Total Net Assets 100.0% $681,540,920
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
June 30, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2023, the value of these investments was $140,339,257 or 20.6%
of total net assets.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 30, 2023.
h All or a portion of the security is on loan.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k All or a portion of the security is insured or guaranteed.
l Defaulted security.  Interest is not being accrued.
m Non-income producing security.
n The interest rate shown reflects the yield.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
p At June 30, 2023, $69,903 of investments were segregated
to cover exposure to a counterparty for margin on open
mortgage-backed security transactions.
q All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Diversified
Income Plus Portfolio as of June 30, 2023 was $273,845 or
0.04% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of June 30, 2023.
Security
Acquisition
Date Cost
Credit Suisse Group AG,
12/29/2049 12/4/2013 $ 110,000
First Horizon Bank, 6.061%,
3/5/2019 6/21/2017 323,002
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus
Portfolio as of June 30, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 5,392,984
Common Stock 1,988,578
Total lending $7,381,562
Gross amount payable upon return of
collateral for securities loaned $7,573,786
Net amounts due to counterparty $192,224

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 6M - ICE Libor USD Rate 6 Month
PRIME - Federal Reserve Prime Loan Rate
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 34,083,539
Gross unrealized depreciation (53,374,414)
Net unrealized appreciation (depreciation) $ (19,290,875)
Cost for federal income tax purposes $ 733,417,683

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2023, in valuing Diversified Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 1,755,422 – 1,755,422 –
Capital Goods 4,982,929 – 4,982,929 –
Communications Services 6,954,014 – 6,954,014 –
Consumer Cyclical 8,961,652 – 8,961,652 –
Consumer Non-Cyclical 6,519,595 – 6,519,595 –
Energy 1,114,236 – 1,114,236 –
Financials 3,594,828 – 3,594,828 –
Technology 9,415,072 – 9,173,155 241,917
Transportation 2,750,591 – 2,750,591 –
Utilities 364,170 – 364,170 –
Long-Term Fixed Income
Asset-Backed Securities 39,049,913 – 39,049,913 –
Basic Materials 7,155,187 – 7,155,187 –
Capital Goods 15,074,919 – 15,074,919 –
Collateralized Mortgage Obligations 32,648,395 – 32,648,395 –
Commercial Mortgage-Backed Securities 4,458,636 – 4,458,636 –
Communications Services 15,880,601 – 15,880,601 –
Consumer Cyclical 25,682,765 – 25,682,765 –
Consumer Non-Cyclical 20,832,976 – 20,832,976 –
Energy 18,751,060 – 18,751,060 –
Financials 53,272,616 – 53,272,616 –
Foreign Government 143,432 – 143,432 –
Mortgage-Backed Securities 143,221,266 – 143,221,266 –
Technology 15,808,602 – 15,808,602 –
Transportation 5,983,286 – 5,983,286 –
U.S. Government & Agencies 21,781,969 – 21,781,969 –
Utilities 10,942,378 – 10,942,378 –
Common Stock
Communications Services 6,389,097 6,344,694 44,403 –
Consumer Discretionary 10,919,833 10,919,833 – –
Consumer Staples 4,861,558 4,861,558 – –
Energy 4,612,282 4,612,282 – –
Financials 14,321,487 14,321,487 – –
Health Care 13,152,815 13,152,815 – –
Industrials 14,533,441 14,243,678 289,763 –
Information Technology 20,219,026 19,821,469 397,557 –
Materials 4,529,001 4,364,885 164,116 –
Real Estate 3,044,171 3,044,171 – –
Utilities 2,890,156 2,890,156 – –
Preferred Stock
Communications Services 1,130,981 722,156 408,825 –
Energy 411,240 411,240 – –
Financials 5,773,745 5,504,006 269,739 –
Utilities 1,652,359 1,652,359 – –
Registered Investment Companies
U.S. Unaffiliated 5,152,688 5,080,192 – 72,496
Short-Term Investments 5,163,535 – 5,163,535 –
Subtotal Investments in Securities $595,857,925 $111,946,981 $483,596,531 $314,413
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 61,411,366
Affiliated Short-Term Investments 48,329,513
Collateral Held for Securities Loaned 7,573,786
Subtotal Other Investments $117,314,665
Total Investments at Value $713,172,590
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of June 30, 2023, in valuing Diversified Income Plus Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,387,162 1,387,162 – –
Total Asset Derivatives $1,387,162 $1,387,162 $– $–
Liability Derivatives
Futures Contracts 334,444 334,444 – –
Credit Default Swaps 98,500 – 98,500 –
Total Liability Derivatives $432,944 $334,444 $98,500 $–
The following table presents Diversified Income Plus Portfolio's futures contracts held as of June 30, 2023. Investments and/or cash totaling
$4,764,995 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond 136 September 2023 $ 17,294,698 ( $ 35,448)
CME E-mini S&P 500 Index 138 September 2023 29,962,211 1,006,714
CME E-mini S&P Mid-Cap 400 Index 8 September 2023 2,066,362 48,918
CME Ultra Long Term U.S. Treasury Bond 171 September 2023 23,078,820 214,586
ICE mini MSCI EAFE Index 132 September 2023 14,109,356 116,944
ICE US mini MSCI Emerging Markets Index 39 September 2023 1,966,673 (20,768)
Total Futures Long Contracts $ 88,478,120 $ 1,330,946
CME E-mini Russell 2000 Index (189) September 2023 ( $ 17,969,408) ( $ 20,557)
CME Euro Foreign Exchange Currency (51) September 2023 (6,905,713) (76,824)
Eurex Euro STOXX 50 Index (147) September 2023 (6,931,591) (180,847)
Total Futures Short Contracts ( $ 31,806,712) ($278,228)
Total Futures Contracts $ 56,671,408 $1,052,718

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Diversified Income Plus Portfolio's swaps contracts held as of June 30, 2023. Investments totaling $298,679 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 40, 5 Year, at 5.00%, Quarterly Buy 6/20/2028 $ 3,810,000 $ – ( $ 98,500) ( $ 98,500)
Total Credit Default Swaps $– ($98,500) ($98,500)
1 As the buyer of protection, Diversified Income Plus Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Diversified Income Plus Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Diversified Income Plus Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2023, for Diversified Income Plus
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 1,172,576
Total Equity Contracts 1,172,576
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 214,586
Total Interest Rate Contracts 214,586
Total Asset Derivatives $1,387,162
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 76,824
Total Foreign Exchange Contracts 76,824
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 35,448
Total Interest Rate Contracts 35,448
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 222,172
Total Equity Contracts 222,172
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 98,500
Total Credit Contracts 98,500
Total Liability Derivatives $432,944
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2023, for
Diversified Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 1,926,202
Total Equity Contracts
1,926,202
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts 139,911
Total Foreign Exchange Contracts 139,911
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 123,250
Futures Net realized gains/(losses) on Futures contracts (346,791)
Total Interest Rate Contracts
(223,541)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (363,215)
Total Credit Contracts
(363,215)
Total $1,479,357
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2023, for Diversified Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (76,824)
Total Foreign Exchange Contracts (76,824)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 1,354,227
Total Equity Contracts 1,354,227
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts (69,984)
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 95,922
Total Interest Rate Contracts 25,938
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 224,227
Total Credit Contracts 224,227
Total $1,527,568
The following table presents Diversified Income Plus Portfolio's average volume of derivative activity during the period ended June 30, 2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $37,934,412
Futures - Short (21,555,174)
Interest Rate Contracts
Futures - Long 42,368,866
Futures - Short (4,587,833)
Options Written (6,969,862)
Foreign Exchange Contracts
Futures - Short (2,765,500)
Credit Contracts
Credit Default Swaps - Buy Protection (84,173)

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Diversified Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
6/30/2023
Shares Held at
6/30/2023
% of Net
Assets
6/30/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $59,518 $1,616 $7,400 $54,446 7,099 8.0%
Core International Equity 15,745 – 10,000 6,965 709 1.0
Total U.S. Affiliated Registered Investment
Companies 75,263 61,411 9.0
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% 66,018 132,308 149,996 48,330 4,833 7.1
Total Affiliated Short-Term Investments 66,018 48,330 7.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 7,289 44,032 43,747 7,574 7,574 1.1
Total Collateral Held for Securities Loaned 7,289 7,574 1.1
Total Value $148,570 $117,315
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 6/30/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($2,164) $2,876 $ – $1,615
Core International Equity (144) 1,364 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% – – – 1,328
Total Income/Non Income Cash from Affiliated
Investments $2,943
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 63
Total Affiliated Income from Securities Loaned, Net $63
Total Value ($2,308) $4,240 $ –

Emerging Markets Equity Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.9% ) Value
Belgium (<0.1%)
483 Titan Cement International SA $ 9,139
Total 9,139
Bermuda (<0.1%)
26,000 Road King Infrastructure, Ltd.
a
9,249
118,000 Shanghai Industrial Urban
Development Group, Ltd. 6,718
18,811 Skyworth Group, Ltd. 8,332
Total 24,299
Brazil (6.0%)
11,400 Ambev SA 36,713
39,428 B3 SA - Brasil Bolsa Balcao 120,305
26,890 Banco Bradesco SA ADR 93,039
1,700 Banco BTG Pactual SA 11,205
28,600 Banco do Brasil SA 295,664
48,400 BB Seguridade Participacoes SA 310,827
8,393 Centrais Eletricas Brasileiras SA
ADR 69,410
19,420 Companhia Energetica de Minas
Gerais ADR 51,075
36,928 Companhia Siderurgica Nacional
SA ADR 95,644
31,800 EDP - Energias do Brasil SA 156,735
10,500 ENGIE Brasil Energia SA 100,281
38,661 Gerdau SA ADR 201,810
9,300 Guararapes Confeccoes SA 14,839
24,600 Hypera SA 237,050
8,000 Iochpe-Maxion SA 20,801
33,795 Itau Unibanco Holding SA ADR 199,391
4,300 Itausa SA 8,648
28,000 JBS SA 102,393
2,300 Localiza Rent a Car SA 32,899
28,200 Metalurgica Gerdau SA 69,908
53,700 Petroleo Brasileiro SA 331,293
29,808 Petroleo Brasileiro SA ADR 412,245
26,300 Telefonica Brasil SA 238,711
6,039 Telefonica Brasil SA ADR 55,136
23,500 TIM SA/Brazil 71,852
48,072 Vale SA ADR 645,126
70,200 Via SA
a
31,375
2,687 WEG SA 21,224
Total 4,035,599
Cayman Islands (14.6%)
154,800 Alibaba Group Holding, Ltd.
a
1,611,442
9,800 ANTA Sports Products, Ltd. 100,704
4,123 Baidu.com, Inc. ADR
a
564,480
3,000 C&D International Investment
Group, Ltd. 6,842
51,000 China Hongqiao Group, Ltd. 41,656
75,000 China Overseas Property Holdings,
Ltd. 75,797
24,000 China Resources Land, Ltd. 102,136
13,862 China Resources Microelectronics,
Ltd. 100,236
82,600 Chow Tai Fook Jewellery Group,
Ltd. 148,946
95,000 Consun Pharmaceutical Group,
Ltd. 64,463
38,000 Geely Automobile Holdings, Ltd. 46,658
69,000 Haidilao International Holding, Ltd.
b
152,587
8,916 Hello Group, Inc. ADR 85,683
7,863 Huazhu Group, Ltd. ADR
a
304,927
Shares Common Stock (98.9%) Value
Cayman Islands (14.6%) - continued
2,000 JD Health International, Inc.
a,b
$ 12,704
24,359 JD.com, Inc. 415,432
847 JOYY, Inc. ADR 26,011
3,542 Kanzhun , Ltd. ADR
a
53,307
9,921 KE Holdings, Inc. ADR
a
147,327
14,700 Kuaishou Technology
a,b
101,036
300 Li Auto, Inc
a
5,194
48,500 Meituan
a,b
760,525
2,284 MINISO Group Holding, Ltd. ADR 38,805
13,500 NetDragon Websoft Holdings, Ltd. 25,490
4,278 NetEase , Inc. ADR 413,640
6,196 PDD Holdings, Inc. ADR
a
428,391
56,000 Seazen Group, Ltd.
a
10,975
698,500 Shui On Land, Ltd. 79,374
116,000 Sino Biopharmaceutical, Ltd. 50,683
10,800 Sunny Optical Technology (Group)
Company, Ltd. 108,288
69,300 Tencent Holdings, Ltd. 2,938,402
39,974 Tencent Music Entertainment Group
ADR
a
295,008
15,200 Tongcheng Travel Holdings, Ltd.
a
31,927
7,355 Trip.com Group, Ltd. ADR
a
257,425
5,000 Want Want China Holdings, Ltd. 3,325
375 Weibo Corporation ADR 4,916
88,000 Xiaomi Corporation
a,b
120,994
22,000 Xinyi Solar Holdings, Ltd. 25,542
22,000 Yadea Group Holdings, Ltd.
b
50,186
8,500 Zhongsheng Group Holdings, Ltd. 32,631
Total 9,844,095
Chile (0.6%)
57,475 Cencosud SA 111,393
647,071 Colbun SA 102,498
18,744 Embotelladora Andina SA 49,119
9,654 Empresas CMPC SA 18,471
6,134 Empresas Copec SA 45,522
25,539 S.A.C.I. Falabella 61,319
289 Sociedad Quimica y Minera de
Chile SA ADR 20,987
Total 409,309
China (13.1%)
590,200 Agricultural Bank of China, Ltd. 286,984
14,000 Anhui Conch Cement Company,
Ltd., Class H 37,248
1,165,100 Bank of China, Ltd. 627,276
422,800 Bank of Communications
Company, Ltd. 337,930
386,500 Baoshan Iron & Steel Company,
Ltd. 299,264
6,900 Beijing Tongrentang Company, Ltd. 54,740
389,900 BOE Technology Group Company,
Ltd. 220,005
6,000 BYD Company, Ltd., Class H 192,388
708,000 CGN Power Company, Ltd.
b
170,980
351,000 China Cinda Asset Management
Company, Ltd. 35,085
172,000 China Construction Bank
Corporation
a
111,357
44,000 China Life Insurance Company,
Ltd. 73,655
77,100 China Merchants Securities
Company, Ltd. 144,326

Emerging Markets Equity Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.9%) Value
China (13.1%) - continued
69,700 China Merchants Shekou Industrial
Zone Holdings Company, Ltd. $ 125,137
65,900 China Petroleum & Chemical
Corporation, Class A 57,748
158,000 China Petroleum & Chemical
Corporation, Class H 92,895
315,000 China Railway Group, Ltd. 208,429
7,500 China Resources Sanjiu Medical
and Pharmaceutical Company,
Ltd. 62,631
55,000 China Shenhua Energy Company,
Ltd., Class H 168,554
47,800 China State Construction
Engineering Corporation, Ltd. 37,794
2,100 China Tourism Group Duty Free
Corporation, Ltd.
a,b
28,493
100,200 China Vanke Company, Ltd., Class
A 193,457
17,200 China Vanke Company, Ltd., Class
H 23,170
57,800 CITIC Securities Company, Ltd.,
Class A 157,723
384,000 CMOC Group, Ltd. 202,172
411,000 CRRC Corporation, Ltd. 225,293
168,700 Daqin Railway Company, Ltd. 172,701
77,700 Focus Media Information
Technology Company, Ltd. 72,865
156,100 Foxconn Industrial Internet
Company, Ltd. 541,470
21,600 Fuyao Glass Industry Group
Company, Ltd., Class H
b
89,597
600 G-bits Network Technology Xiamen
Company, Ltd. 40,565
12,000 Gemdale Corporation 11,917
54,200 GF Securities Company, Ltd., Class
H
a
74,932
4,100 Great Wall Motor Company, Ltd.,
Class A
a
14,244
11,500 Gree Electric Appliances, Inc. of
Zhuhai 57,885
292,400 Greenland Holdings Corporation,
Ltd.
a
110,870
46,900 Guangzhou Baiyunshan
Pharmaceutical Holdings, Ltd. 205,916
118,300 Guotai Junan Securities Company,
Ltd. 228,298
17,800 Haier Smart Home Company, Ltd.,
Class H 56,133
16,900 HUAYU Automotive Systems
Company, Ltd. 43,019
22,700 Hundsun Technologies, Inc. 138,672
43,200 Jiangxi Copper Company, Ltd.,
Class A 113,329
221,000 Jiangxi Copper Company, Ltd.,
Class H 341,619
9,872 LONGi Green Energy Technology
Company, Ltd. 39,060
605,000 People's Insurance Company
(Group) of China, Ltd. 219,749
16,800 Perfect World Company, Ltd. 39,120
54,000 Ping An Insurance (Group)
Company of China, Ltd. 344,894
14,500 Poly Developments and Holdings
Group Company, Ltd. 26,020
15,100 Seazen Holdings Company, Ltd.
a
29,997
Shares Common Stock (98.9%) Value
China (13.1%) - continued
27,600 Shanghai Baosight Software
Company, Ltd.
a
$ 193,452
2,800 Shanghai Pharmaceuticals Holding
Company, Ltd. 8,647
91,800 Shanghai Yuyuan Tourist Mart
(Group) Company, Ltd. 86,798
288,200 Shenwan Hongyuan Group
Company, Ltd. 183,635
176,600 Shenzhen Overseas Chinese Town
Company, Ltd.
a
107,147
10,600 Shenzhou International Group
Holdings, Ltd. 101,807
5,400 Sichuan Kelun Pharmaceutical
Company, Ltd. 22,090
83,000 Tong Ren Tang Technologies
Company, Ltd. 82,758
14,000 Tsingtao Brewery Company, Ltd. 127,820
14,760 Vipshop Holdings, Ltd. ADR
a
243,540
75,000 Wanda Film Holding Company,
Ltd.
a
129,682
17,800 Wanhua Chemical Group
Company, Ltd. 215,388
100,800 Zhejiang Century Huatong Group
Company, Ltd.
a
105,472
2,100 Zhejiang NHU Company, Ltd. 4,457
7,000 Zhongjin Gold Corporation, Ltd. 9,995
32,000 Zijin Mining Group Company, Ltd. 47,388
Total 8,857,682
Colombia (<0.1%)
1,282 Bancolombia SA 9,526
Total 9,526
Czech Republic (0.3%)
6,195 Komercni Banka AS 188,883
42 Philip Morris CR 32,234
Total 221,117
Egypt (0.2%)
89,676 Commercial International Bank
Egypt SAE GDR 102,231
Total 102,231
Greece (0.6%)
3,254 Mytilineos SA 114,884
37,606 National Bank of Greece SA
a
244,455
1,604 OPAP SA 27,971
Total 387,310
Hong Kong (0.8%)
60,000 China Resources Beer (Holdings)
Company, Ltd. 396,493
128,000 CSPC Pharmaceutical Group, Ltd. 111,396
14,000 Yuexiu Property Company, Ltd. 16,313
868 Yuexiu Real Estate Investment Trust 185
Total 524,387
Hungary (0.3%)
4,312 MOL Hungarian Oil and Gas plc 37,753
5,283 OTP Bank Nyrt 187,813
Total 225,566

Emerging Markets Equity Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.9%) Value
India (14.8%)
976 ABB India, Ltd. $ 52,717
11,240 Asian Paints, Ltd. 461,558
2,954 Bajaj Auto, Ltd. 169,259
3,320 Bajaj Finance, Ltd. 290,786
12,103 Bajaj Finserv , Ltd. 226,061
5,295 Britannia Industries, Ltd. 324,677
34,433 Cipla , Ltd. 426,636
19,759 Coal India, Ltd. 55,742
6,321 Coromandel International, Ltd. 73,193
909 CRISIL, Ltd. 43,293
7,728 Cummins India, Ltd. 183,437
2,830 Dr. Reddy's Laboratories, Ltd. ADR 178,601
32,964 HCL Technologies, Ltd. 479,216
3,413 HDFC Life Insurance Company,
Ltd.
b
27,113
5,230 Hindustan Unilever, Ltd. 170,995
107,786 Indian Oil Corporation, Ltd. 120,127
39,660 Infosys, Ltd. ADR 637,336
39,750 ITC, Ltd. 219,182
24,227 Kotak Mahindra Bank, Ltd. 546,403
2,652 Larsen & Toubro, Ltd. 80,190
1,738 LTIMindtree , Ltd.
b
110,555
2,206 Mahindra & Mahindra, Ltd. 39,195
158 Maruti Suzuki India, Ltd. 18,897
997 Mphasis , Ltd. 23,123
165 Nestle India, Ltd. 46,111
23,591 NTPC, Ltd. 54,486
296 Page Industries, Ltd. 136,107
2,472 Persistent Systems, Ltd. 151,582
9,442 PI Industries, Ltd. 452,062
8,771 Pidilite Industries, Ltd. 278,197
482 Polycab India, Ltd. 20,904
36,717 REC, Ltd. 73,852
37,318 Reliance Industries, Ltd. 1,163,242
10,125 SBI Cards and Payment Services,
Ltd. 104,776
19,842 SBI Life Insurance Company, Ltd.
b
316,558
4,009 Schaeffler India, Ltd. 151,690
4,729 Siemens, Ltd. 217,496
1,538 Solar Industries India, Ltd. 70,225
2,117 SRF, Ltd. 59,223
4,184 Sun Pharmaceutical Industries, Ltd. 53,681
268 Supreme Industries, Ltd. 10,458
25,455 Tata Consultancy Services, Ltd. 1,028,569
2,202 Tata Elxsi , Ltd. 204,474
8,061 Tech Mahindra, Ltd. 111,607
1,077 Thermax , Ltd. 30,008
3,549 Trent, Ltd. 76,450
1,962 UltraTech Cement, Ltd. 198,658
Total 9,968,708
Indonesia (2.5%)
496,300 Astra International Tbk PT 225,111
1,580,500 Bank Central Asia Tbk PT 969,318
646,600 Bank Mandiri Persero Tbk PT
a
225,022
800,496 Bank Rakyat Indonesia Persero
Tbk PT 292,254
Total 1,711,705
Kuwait (1.5%)
37,804 Boubyan Bank KSCP
a
79,023
14,367 HumanSoft Holding Company
KSCC 173,453
121,117 Kuwait Finance House KSCP
a
295,259
Shares Common Stock (98.9%) Value
Kuwait (1.5%) - continued
43,235 Mobile Telecommunications
Company KSCP $ 73,125
104,203 National Bank of Kuwait KSC
a
317,792
70,114 National Industries Group Holding 46,535
Total 985,187
Luxembourg (0.5%)
21,707 Allegro.eu SA
a,b
171,044
6,182 Reinet Investments SCA 136,951
Total 307,995
Malaysia (0.9%)
4,200 AEON Credit Service (M) Berhad 10,132
113,600 Hong Leong Bank Berhad 462,077
87,000 Mah Sing Group Berhad 11,470
3,400 Malayan Banking Berhad 6,290
35,000 MISC Berhad 53,738
1,300 Petronas Dagangan BHD 6,183
33,400 Public Bank Berhad 27,577
13,700 QL Resources Berhad 15,733
54,800 Sports Toto BHD 15,615
13,500 Ta Ann Holdings Berhad 9,660
Total 618,475
Mexico (2.6%)
6,966 America Movil SAB de CV ADR 150,744
34,000 Arca Continental SAB de CV 348,958
27,117 Cemex SAB de CV ADR
a
191,988
4,543 Coca-Cola FEMSA SAB de CV ADR 378,477
375 Fomento Economico Mexicano SAB
de CV ADR 41,565
14,210 Grupo Financiero Banorte SAB de
CV ADR 116,905
54,600 Grupo Mexico SAB de CV 262,522
5,000 Kimberly-Clark de Mexico, SA de
CV 11,156
77,500 Megacable Holdings SAB de CV 179,567
11,400 Wal-Mart de Mexico SAB de CV 45,215
Total 1,727,097
Netherlands (0.2%)
25,112 NEPI Rockcastle NV 147,393
Total 147,393
Philippines (0.4%)
10,390 Aboitiz Equity Ventures, Inc. 10,249
10,980 Jollibee Foods Corporation 47,637
13,970 SM Investments Corporation 234,824
Total 292,710
Poland (1.2%)
12,222 Asseco Poland SA 241,347
1,819 Jastrzebska Spolka Weglowa SA
a
17,935
20,571 Polski Koncern Naftowy Orlen SA 326,044
5,889 Powszechna Kasa Oszczednosci
Bank Polski SA 52,412
12,405 Powszechny Zaklad Ubezpieczen
Spolka Akcyjna 120,324
539 Santander Bank Polska SA
a
51,614
Total 809,676

Emerging Markets Equity Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.9%) Value
Russian Federation (<0.1%)
22,154 LUKOIL PJSC
c,d
$ 0
78,093 NovaTek PJSC
a,c,d
0
136,926 Sberbank of Russia PJSC
a,c,d
0
Total 0
Saudi Arabia (4.1%)
33,861 Al Rajhi Bank 662,734
32,744 Alinma Bank 294,300
2,634 Arab National Bank 18,574
3,377 Dr. Sulaiman Al Habib Medical
Services Group Company 258,374
1,908 Eastern Province Cement Company 23,941
42,728 Jarir Marketing Company
a
188,858
63,812 National Commercial Bank 629,360
31,041 Riyad Bank 280,288
632 SABIC Agri -Nutrients Company 21,952
5,463 Saudi Arabian Oil Company
b
47,321
1,842 Saudi Basic Industries Corporation 43,603
10,636 Saudi Electricity Company 64,355
15,236 Saudi Telecom Company 177,648
3,651 Savola Group 40,608
Total 2,751,916
Singapore (<0.1%)
1,501 China Yuchai International, Ltd. 15,761
Total 15,761
South Africa (2.8%)
20,394 Absa Group, Ltd. 182,023
24,812 AECI, Ltd. 119,438
1,373 African Rainbow Minerals, Ltd. 14,486
670 Anglo American Platinum, Ltd. 30,286
4,039 AngloGold Ashanti, Ltd. ADR 85,183
13,820 Aspen Pharmacare Holdings, Ltd. 134,828
3,039 Barloworld, Ltd. 13,804
4,412 Coronation Fund Managers, Ltd. 7,663
30,822 DataTec , Ltd. 63,867
28,771 FirstRand, Ltd. 104,835
17,659 Gold Fields, Ltd. ADR 244,224
118 Impala Platinum Holdings, Ltd. 786
7,493 Kumba Iron Ore, Ltd. 176,181
74,588 Momentum Metropolitan Holdings 71,571
3,796 MTN Group, Ltd. 27,890
1,951 Naspers, Ltd. 352,470
11,482 Sasol, Ltd. 142,253
9,996 Standard Bank Group 94,378
5,090 Super Group, Ltd. 8,689
Total 1,874,855
South Korea (11.2%)
231 Alteogen , Inc.
a
7,600
576 Boryung 3,599
610 Celltrion , Inc. 71,200
269 Chongkundang Holdings
Corporation 9,686
403 Doosan Bobcat, Inc. 18,014
3,295 Green Cross Holdings Corporation 35,765
15,399 GS Holdings Corporation 429,209
419 GS Retail Company, Ltd. 7,300
432 Hanmi Pharm Company, Ltd. 101,501
673 Hanwha Corporation 15,363
1,292 Huons Global Company, Ltd. 20,606
887 HYBE Company, Ltd.
a
191,296
Shares Common Stock (98.9%) Value
South Korea (11.2%) - continued
516 Hyundai Motor Company $ 81,164
8,671 Industrial Bank of Korea 68,210
3,073 JYP Entertainment Corporation 306,701
6,655 Kakao Corporation 249,961
2,863 Kia Corporation 192,855
481 Korea Zinc Company, Ltd. 178,660
172 LG Chem , Ltd. 87,559
507 LG Electronics, Inc. 49,072
405 LG Energy Solution
a
170,745
5,938 Lotte Shopping Company, Ltd. 309,885
1,246 Meritz Financial Group, Inc. 39,506
1,489 NAVER Corporation 208,437
595 NCSoft Corporation 133,991
8,014 NH Investment & Securities
Company, Ltd. 58,292
25 NongShim Company, Ltd. 7,549
2,891 PharmaResearch Company, Ltd. 316,670
514 POSCO 152,119
1,106 Samsung Biologics Company,
Ltd.
a,b
626,192
3,237 Samsung C&T Corporation 260,527
44,198 Samsung Electronics Company,
Ltd. 2,433,687
298 Samsung SDI Company, Ltd. 152,169
5,085 Samsung Securities Corporation,
Ltd. 139,568
4,142 SK Hynix, Inc. 363,934
30 Taekwang Industrial Corporation,
Ltd. 14,422
Total 7,513,014
Taiwan (16.1%)
4,000 Advantech Company, Ltd. 52,663
11,316 ASE Technology Holding Company,
Ltd. ADR 88,152
64,000 Asia Cement Corporation 91,371
206,000 Capital Securities Corporation 94,482
205,000 Cheng Shin Rubber Industry
Company, Ltd. 264,809
3,000 Chicony Power Technology
Company, Ltd. 8,762
9,000 China Steel Chemical Corporation 33,718
130,000 China Steel Corporation 122,931
101,000 Chipbond Technology Corporation 205,003
22,000 Delta Electronics, Inc. 243,811
7,000 Everlight Electronics Company, Ltd. 11,646
41,000 Far Eastern New Century
Corporation 44,087
69,000 Feng Hsin Steel Company, Ltd. 158,044
37,000 Formosa Plastics Corporation 101,923
4,000 Fusheng Precision Company, Ltd. 28,416
14,000 Getac Holdings Corporation 30,147
15,000 Giga-Byte Technology Company,
Ltd. 117,635
4,000 Globalwafers Company, Ltd. 64,194
10,000 Holtek Semiconductor, Inc. 22,002
5,000 Hotai Motor Company, Ltd. 130,848
118,000 Hua Nan Financial Holdings
Company, Ltd.
a
84,247
4,000 Makalot Industrial Company, Ltd. 38,901
17,000 MediaTek , Inc. 376,310
32,000 Micro-Star International Company,
Ltd. 181,959
309,000 Nan Ya Plastics Corporation 720,785

Emerging Markets Equity Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.9%) Value
Taiwan (16.1%) - continued
41,000 Novatek Microelectronics
Corporation $ 562,937
143,000 Pou Chen Corporation 144,946
24,000 Radiant Opto -Electronics
Corporation 84,969
36,000 Realtek Semiconductor Corporation 448,870
22,000 Sigurd Microelectronics
Corporation 39,175
5,000 SinoPac Financial Holdings
Company, Ltd.
a
2,790
20,000 Systex Corporation 70,808
63,000 Taichung Commercial Bank
Company, Ltd.
a
30,774
378,000 Taiwan Cooperative Financial
Holding Company, Ltd. 341,077
256,499 Taiwan Semiconductor
Manufacturing Company, Ltd. 4,738,392
59,000 Topco Scientific Company, Ltd. 346,372
1,704 Topco Scientific Company, Ltd.,
Rights
a,c
1,713
20,000 TTY Biopharm Company, Ltd. 50,375
165,000 United Microelectronics
Corporation 259,250
46,000 USI Corporation 34,192
11,000 Vanguard International
Semiconductor Corporation 31,239
2,000 Voltronic Power Technology
Corporation 126,484
25,000 YFY, Inc. 29,961
256,000 Yuanta Financial Holding Company,
Ltd. 190,392
Total 10,851,562
Thailand (1.7%)
98,600 Airports of Thailand Public
Company, Ltd. NVDR
a
200,372
153,500 Bangkok Dusit Medical Services
Public Company, Ltd. NVDR 120,371
20,000 Bumrungrad Hospital Public
Company, Ltd. 127,630
50,100 Central Pattana pcl NVDR 92,760
73,700 Home Product Center pcl NVDR 29,168
259,100 Krung Thai Bank Public Company,
Ltd. NVDR 142,000
1,689,500 Land and Houses Public Company,
Ltd. NVDR 403,182
21,300 Thanachart Capital Public
Company, Ltd. NVDR 29,924
33,600 Tipco Asphalt pcl NVDR 17,722
Total 1,163,129
Turkey (1.0%)
41,854 BIM Birlesik Magazalar AS 274,230
13,197 KOC Holding AS 52,848
9,469 TOFAS Turk Otomobil Fabrikasi AS 92,179
37,185 Turk Hava Yollari Anonim Ortakligi
a
276,988
Total 696,245
Shares Common Stock (98.9%) Value
United States (0.9%)
10,355 Yum China Holding, Inc. $ 585,058
Total 585,058
Total Common Stock
(cost $66,049,077) 66,670,746
Shares Preferred Stock ( 0.3% )
South Korea (0.3%)
4,340 Samsung Electronics Company,
Ltd. 196,946
Total 196,946
Total Preferred Stock
(cost $160,476) 196,946
Shares or
Principal
Amount Short-Term Investments ( 0.6% )
Federal Home Loan Bank Discount
Notes
100,000 4.980%,  7/26/2023
e,f
99,692
Thrivent Core Short-Term Reserve
Fund
32,392 5.460% 323,921
Total Short-Term Investments
(cost $423,575) 423,613
Total Investments (cost
$66,633,128) 99.8% $67,291,305
Other Assets and Liabilities,
Net 0.2% 138,415
Total Net Assets 100.0% $67,429,720
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2023, the value of these investments was $2,785,885 or 4.1% of
total net assets.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts

Emerging Markets Equity Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 7,011,848
Gross unrealized depreciation (8,161,482)
Net unrealized appreciation (depreciation) $ (1,149,634)
Cost for federal income tax purposes $ 68,427,254
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2023, in valuing Emerging Markets Equity Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 6,960,736 1,648,925 5,311,811 –
Consumer Discretionary 8,895,642 1,858,146 7,037,496 –
Consumer Staples 2,813,610 420,042 2,393,568 –
Energy^ 2,864,669 412,245 2,452,424 0
Financials^ 12,956,611 292,430 12,664,181 0
Health Care 3,448,146 178,601 3,269,545 –
Industrials 3,773,888 15,761 3,758,127 –
Information Technology 15,466,432 725,488 14,739,231 1,713
Materials 7,090,903 1,484,962 5,605,941 –
Real Estate 1,630,289 147,327 1,482,962 –
Utilities 769,820 120,485 649,335 –
Preferred Stock
Information Technology 196,946 – 196,946 –
Short-Term Investments 99,692 – 99,692 –
Subtotal Investments in Securities $66,967,384 $7,304,412 $59,661,259 $1,713
Other Investments  * Total
Affiliated Short-Term Investments 323,921
Subtotal Other Investments $323,921
Total Investments at Value $67,291,305
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of June 30, 2023, in valuing Emerging Markets Equity Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 13,685 13,685 – –
Total Liability Derivatives $13,685 $13,685 $– $–

Emerging Markets Equity Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
The following table presents Emerging Markets Equity Portfolio's futures contracts held as of June 30, 2023. Investments and/or cash totaling
$99,692 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
ICE US mini MSCI Emerging Markets Index 28 September 2023 $ 1,410,745 ( $ 13,685)
Total Futures Long Contracts $ 1,410,745 ( $ 13,685)
Total Futures Contracts $ 1,410,745 ($13,685)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2023, for Emerging Markets Equity
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 13,685
Total Equity Contracts 13,685
Total Liability Derivatives $13,685
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2023, for
Emerging Markets Equity Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 43,713
Total Equity Contracts
43,713
Total $43,713
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2023, for Emerging Markets Equity Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (13,685)
Total Equity Contracts (13,685)
Total ($13,685)
The following table presents Emerging Markets Equity Portfolio's average volume of derivative activity during the period ended June 30, 2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $507,288

Emerging Markets Equity Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Equity
Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
6/30/2023
Shares Held at
6/30/2023
% of Net
Assets
6/30/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% $753 $9,177 $9,606 $324 32 0.5%
Total Affiliated Short-Term Investments 753 324 0.5
Total Value $753 $324
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 6/30/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% $– $– $ – $22
Total Income/Non Income Cash from Affiliated
Investments $22
Total Value $– $– $ –

ESG Index Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 94.8% ) Value
Communications Services (8.2%)
10,987 Alphabet, Inc., Class A
a
$ 1,315,144
9,908 Alphabet, Inc., Class C
a
1,198,571
8 Cable One, Inc. 5,257
506 Electronic Arts, Inc. 65,628
81 John Wiley and Sons, Inc. 2,756
298 Liberty Global plc, Class A
a
5,024
482 Liberty Global plc, Class C
a
8,565
1,699 Lumen Technologies, Inc. 3,840
272 New York Times Company 10,711
372 Omnicom Group, Inc. 35,396
54 Scholastic Corporation 2,100
7,756 Verizon Communications, Inc. 288,446
3,367 Walt Disney Company
a
300,606
4,255 Warner Brothers Discovery, Inc.
a
53,358
522 ZoomInfo Technologies, Inc.
a
13,253
Total 3,308,655
Consumer Discretionary (10.1%)
499 Aptiv plc
a
50,943
425 Aramark 18,296
154 Autoliv, Inc. 13,096
60 AutoNation, Inc.
a
9,877
362 Best Buy Company, Inc. 29,666
69 Booking Holdings, Inc.
a
186,323
432 BorgWarner, Inc. 21,129
57 Buckle, Inc. 1,972
238 Capri Holdings, Ltd.
a
8,542
296 CarMax, Inc.
a
24,775
64 Choice Hotels International, Inc. 7,521
66 Columbia Sportswear Company 5,098
225 Darden Restaurants, Inc. 37,593
49 Deckers Outdoor Corporation
a
25,855
66 Domino's Pizza, Inc. 22,241
40 Ethan Allen Interiors, Inc. 1,131
160 Foot Locker, Inc. 4,338
477 GameStop Corporation
a,b
11,567
373 Gap, Inc. 3,331
282 Garmin, Ltd. 29,410
647 Hanesbrands, Inc. 2,937
258 Harley-Davidson, Inc. 9,084
242 Hasbro, Inc. 15,674
490 Hilton Worldwide Holdings, Inc. 71,320
1,868 Home Depot, Inc. 580,276
40 Jack in the Box, Inc. 3,901
215 Kohl's Corporation 4,956
81 La-Z-Boy, Inc. 2,320
493 LKQ Corporation 28,727
1,100 Lowe's Companies, Inc. 248,270
1,182 Lucid Group, Inc.
a,b
8,144
484 Marriott International, Inc./MD 88,906
643 Mattel, Inc.
a
12,564
1,347 McDonald's Corporation 401,958
67 Meritage Homes Corporation 9,532
96 Mohawk Industries, Inc.
a
9,903
725 Newell Brands, Inc. 6,308
2,273 NIKE, Inc. 250,871
202 Nordstrom, Inc. 4,135
67 ODP Corporation
a
3,137
72 Pool Corporation 26,974
120 PVH Corporation 10,196
1,187 Rivian Automotive, Inc.
a
19,776
423 Royal Caribbean Cruises, Ltd.
a
43,882
79 Signet Jewelers, Ltd. 5,156
2,120 Starbucks Corporation 210,007
5,262 Tesla, Inc.
a
1,377,434
Shares Common Stock (94.8%) Value
Consumer Discretionary (10.1%) - continued
257 Topgolf Callaway Brands
Corporation
a
$ 5,102
204 Tractor Supply Company 45,104
93 Ulta Beauty, Inc.
a
43,765
344 Under Armour, Inc., Class A
a
2,484
377 Under Armour, Inc., Class C
a
2,530
74 Vail Resorts, Inc. 18,630
613 VF Corporation 11,702
100 Whirlpool Corporation 14,879
149 Wolverine World Wide, Inc. 2,189
Total 4,115,437
Consumer Staples (7.2%)
1,008 Archer-Daniels-Midland Company 76,165
280 Bunge, Ltd. 26,418
359 Campbell Soup Company 16,410
447 Church & Dwight Company, Inc. 44,803
226 Clorox Company 35,943
7,587 Coca-Cola Company 456,889
1,458 Colgate-Palmolive Company 112,324
886 Conagra Brands, Inc. 29,876
300 Darling Ingredients, Inc.
a
19,137
427 Estee Lauder Companies, Inc. 83,854
1,083 General Mills, Inc. 83,066
172 Hain Celestial Group, Inc.
a
2,152
550 Hormel Foods Corporation 22,121
120 Ingredion, Inc. 12,714
196 J.M. Smucker Company 28,943
506 Kellogg Company 34,104
1,686 Keurig Dr. Pepper, Inc. 52,721
623 Kimberly-Clark Corporation 86,011
1,471 Kraft Heinz Company 52,221
1,249 Kroger Company 58,703
269 Lamb Weston Holdings, Inc. 30,922
459 McCormick & Company, Inc. 40,039
2,518 Mondelez International, Inc. 183,663
2,541 PepsiCo, Inc. 470,644
4,352 Procter & Gamble Company 660,372
936 Sysco Corporation 69,451
850 Target Corporation 112,115
103 United Natural Foods, Inc.
a
2,014
Total 2,903,795
Energy (1.5%)
1,859 Baker Hughes Company 58,763
449 Cheniere Energy, Inc. 68,410
87 Core Laboratories, Inc. 2,023
1,677 Halliburton Company 55,324
278 HF Sinclair Corporation 12,401
815 Marathon Petroleum Corporation 95,029
715 NOV, Inc. 11,468
822 ONEOK, Inc. 50,734
850 Phillips 66 81,073
814 TechnipFMC plc
a
13,529
679 Valero Energy Corporation 79,647
2,241 Williams Companies, Inc. 73,124
Total 601,525
Financials (11.3%)
485 Allstate Corporation 52,884
499 Ally Financial, Inc. 13,478
1,167 American Express Company 203,291
194 Ameriprise Financial, Inc. 64,439
395 Arthur J. Gallagher & Company 86,730

ESG Index Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (94.8%) Value
Financials (11.3%) - continued
73 Bank of Hawaii Corporation $ 3,010
1,484 Bank of New York Mellon
Corporation 66,068
277 BlackRock, Inc. 191,446
130 Cathay General Bancorp 4,185
2,772 Charles Schwab Corporation 157,117
764 Chubb, Ltd. 147,116
893 Citizens Financial Group, Inc. 23,289
664 CME Group, Inc. 123,033
241 Comerica, Inc. 10,209
478 Discover Financial Services 55,854
662 Equitable Holdings, Inc. 17,980
70 FactSet Research Systems, Inc. 28,045
1,096 Fidelity National Information
Services, Inc. 59,951
558 Franklin Resources, Inc. 14,904
576 Hartford Financial Services Group,
Inc. 41,483
2,666 Huntington Bancshares, Inc. 28,739
1,032 Intercontinental Exchange, Inc. 116,699
100 International Bancshares
Corporation 4,420
637 Invesco, Ltd. 10,708
1,718 KeyCorp 15,874
302 Lincoln National Corporation 7,780
362 Loews Corporation 21,496
310 M&T Bank Corporation 38,366
70 MarketAxess Holdings, Inc. 18,299
913 Marsh & McLennan Companies,
Inc. 171,717
1,570 Mastercard, Inc. 617,481
305 Moody's Corporation 106,055
2,314 Morgan Stanley 197,616
638 Nasdaq, Inc. 31,804
384 Northern Trust Corporation 28,470
545 Old National Bancorp 7,597
1,968 PayPal Holdings, Inc.
a
131,325
736 PNC Financial Services Group,
Inc. 92,699
452 Principal Financial Group, Inc. 34,280
1,081 Progressive Corporation 143,092
677 Prudential Financial, Inc. 59,725
1,729 Regions Financial Corporation 30,811
605 S&P Global, Inc. 242,538
621 State Street Corporation 45,445
790 Synchrony Financial 26,797
415 T. Rowe Price Group, Inc. 46,488
426 Travelers Companies, Inc. 73,979
2,450 Truist Financial Corporation 74,357
2,998 Visa, Inc. 711,965
180 Voya Financial, Inc. 12,908
691 Western Union Company 8,105
196 Willis Towers Watson plc 46,158
280 Zions Bancorp NA 7,521
Total 4,575,826
Health Care (10.7%)
3,254 AbbVie, Inc. 438,412
544 Agilent Technologies, Inc. 65,416
134 Align Technology, Inc.
a
47,388
317 AmerisourceBergen Corporation 61,000
985 Amgen, Inc. 218,690
524 Becton, Dickinson and Company 138,341
267 Biogen, Inc.
a
76,055
346 BioMarin Pharmaceutical, Inc.
a
29,991
Shares Common Stock (94.8%) Value
Health Care (10.7%) - continued
288 Bio-Techne Corporation $ 23,510
3,880 Bristol-Myers Squibb Company 248,126
475 Cardinal Health, Inc. 44,921
1,016 Centene Corporation
a
68,529
548 Cigna Group 153,769
91 Cooper Companies, Inc. 34,892
1,277 Danaher Corporation 306,480
101 DaVita, Inc.
a
10,148
392 Dentsply Sirona, Inc. 15,688
713 Dexcom, Inc.
a
91,628
1,118 Edwards Lifesciences Corporation
a
105,461
438 Elevance Health, Inc. 194,599
2,304 Gilead Sciences, Inc. 177,569
384 HCA Healthcare, Inc. 116,536
242 Henry Schein, Inc.
a
19,626
454 Hologic, Inc.
a
36,760
231 Humana, Inc. 103,287
153 IDEXX Laboratories, Inc.
a
76,841
290 Illumina, Inc.
a
54,372
129 Insulet Corporation
a
37,196
343 IQVIA Holding, Inc.
a
77,096
115 Jazz Pharmaceuticals, Inc.
a
14,257
164 Laboratory Corporation of America
Holdings 39,578
4,682 Merck & Company, Inc. 540,256
41 Mettler-Toledo International, Inc.
a
53,777
160 Patterson Companies, Inc. 5,322
143 Pediatrix Medical Group, Inc.
a
2,032
206 Quest Diagnostics, Inc. 28,955
270 ResMed, Inc. 58,995
199 Select Medical Holdings
Corporation 6,340
183 STERIS plc 41,171
296 Teladoc Health, Inc.
a
7,495
474 Vertex Pharmaceuticals, Inc.
a
166,805
109 Waters Corporation
a
29,053
136 West Pharmaceutical Services,
Inc. 52,016
387 Zimmer Biomet Holdings, Inc. 56,347
853 Zoetis, Inc. 146,895
Total 4,321,621
Industrials (8.8%)
1,021 3M Company 102,192
234 A.O. Smith Corporation 17,031
158 ACCO Brands Corporation 823
60 Acuity Brands, Inc. 9,785
117 AGCO Corporation 15,376
198 Air Lease Corporation 8,286
161 Allegion plc 19,323
72 Applied Industrial Technologies,
Inc. 10,428
47 ArcBest Corporation 4,644
94 ASGN, Inc.
a
7,109
764 Automatic Data Processing, Inc. 167,920
42 Avis Budget Group, Inc.
a
9,604
217 Broadridge Financial Solutions,
Inc. 35,942
255 Builders FirstSource, Inc.
a
34,680
217 C.H. Robinson Worldwide, Inc. 20,474
1,546 Carrier Global Corporation 76,852
953 Caterpillar, Inc. 234,486
788 Copart, Inc.
a
71,873
3,779 CSX Corporation 128,864
260 Cummins, Inc. 63,742

ESG Index Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (94.8%) Value
Industrials (8.8%) - continued
519 Deere & Company $ 210,294
293 Delta Air Lines, Inc.
a
13,929
76 Deluxe Corporation 1,328
259 Dover Corporation 38,241
732 Eaton Corporation plc 147,205
88 EMCOR Group, Inc. 16,261
285 Expeditors International of
Washington, Inc. 34,522
97 Exponent, Inc. 9,052
1,060 Fastenal Company 62,529
379 Ferguson plc 59,620
240 Flowserve Corporation 8,916
652 Fortive Corporation 48,750
234 Fortune Brands Innovations, Inc. 16,836
312 Graco, Inc. 26,941
85 Granite Construction, Inc. 3,381
34 Heidrick & Struggles International,
Inc. 900
78 HNI Corporation 2,198
36 ICF International, Inc. 4,478
140 IDEX Corporation 30,136
562 Illinois Tool Works, Inc. 140,590
748 Ingersoll - Rand, Inc. 48,889
107 Interface, Inc. 941
153 JB Hunt Transport Services, Inc. 27,698
1,265 Johnson Controls International plc 86,197
59 Kelly Services, Inc. 1,039
297 Knight-Swift Transportation
Holdings, Inc. 16,501
60 Lennox International, Inc. 19,564
106 Lincoln Electric Holdings, Inc. 21,055
95 ManpowerGroup, Inc. 7,543
414 Masco Corporation 23,755
370 MDU Resources Group, Inc. 7,748
95 Middleby Corporation
a
14,044
420 Norfolk Southern Corporation 95,239
167 Owens Corning, Inc. 21,794
960 PACCAR, Inc. 80,304
237 Parker-Hannifin Corporation 92,439
100 Paycom Software, Inc. 32,124
307 Pentair plc 19,832
268 Quanta Services, Inc. 52,649
57 Resources Connection, Inc. 895
201 Robert Half International, Inc. 15,119
212 Rockwell Automation, Inc. 69,843
86 Ryder System, Inc. 7,292
289 Sensata Technologies Holding plc 13,002
98 Snap-On, Inc. 28,243
274 Southwest Airlines Company 9,922
282 Stanley Black & Decker, Inc. 26,426
143 Steelcase, Inc. 1,103
33 Tennant Company 2,677
99 Tetra Tech, Inc. 16,210
121 Timken Company 11,075
423 Trane Technologies plc 80,903
353 TransUnion 27,651
62 TrueBlue, Inc.
a
1,098
179 U-Haul Holding Company 9,070
1,126 Union Pacific Corporation 230,402
1,334 United Parcel Service, Inc. 239,120
128 United Rentals, Inc. 57,007
83 W.W. Grainger, Inc. 65,453
332 Wabtec Corporation 36,410
Shares Common Stock (94.8%) Value
Industrials (8.8%) - continued
442 Xylem, Inc. $ 49,778
Total 3,583,595
Information Technology (30.5%)
1,164 Accenture plc 359,187
846 Adobe, Inc.
a
413,686
2,969 Advanced Micro Devices, Inc.
a
338,199
290 Akamai Technologies, Inc.
a
26,062
933 Analog Devices, Inc. 181,758
160 ANSYS, Inc.
a
52,843
1,559 Applied Materials, Inc. 225,338
277 Atlassian Corporation
a
46,483
396 Autodesk, Inc.
a
81,026
288 Black Knight, Inc.
a
17,202
504 Cadence Design Systems, Inc.
a
118,198
7,556 Cisco Systems, Inc. 390,947
323 Cognex Corporation 18,094
940 Cognizant Technology Solutions
Corporation 61,363
377 CommScope Holding Company,
Inc.
a
2,123
1,482 Corning, Inc. 51,929
479 Dell Technologies, Inc. 25,919
109 F5, Inc.
a
15,942
46 Fair Isaac Corporation
a
37,224
187 First Solar, Inc.
a
35,547
845 Flex, Ltd.
a
23,356
1,231 Fortinet, Inc.
a
93,051
1,061 Gen Digital, Inc. 19,682
145 Guidewire Software, Inc.
a
11,032
2,394 Hewlett Packard Enterprise
Company 40,219
1,636 HP, Inc. 50,242
87 HubSpot, Inc.
a
46,292
7,694 Intel Corporation 257,287
1,670 International Business Machines
Corporation 223,463
518 Intuit, Inc. 237,342
82 Itron, Inc.
a
5,912
329 Keysight Technologies, Inc.
a
55,091
249 Lam Research Corporation 160,072
1,015 Microchip Technology, Inc. 90,934
13,045 Microsoft Corporation 4,442,344
309 Motorola Solutions, Inc. 90,624
4,556 NVIDIA Corporation 1,927,279
479 NXP Semiconductors NV 98,042
284 Okta, Inc.
a
19,695
798 ON Semiconductor Corporation
a
75,475
2,988 Oracle Corporation 355,841
206 PTC, Inc.
a
29,314
143 RingCentral, Inc.
a
4,680
196 Roper Industries, Inc. 94,237
1,845 Salesforce, Inc.
a
389,775
343 Seagate Technology Holdings plc 21,221
376 ServiceNow, Inc.
a
211,301
297 Skyworks Solutions, Inc. 32,875
290 Splunk, Inc.
a
30,766
281 Synopsys, Inc.
a
122,350
584 TE Connectivity, Ltd. 81,853
189 Teradata Corporation
a
10,094
1,676 Texas Instruments, Inc. 301,714
455 Trimble, Inc.
a
24,088
328 Twilio Inc.
a
20,867
435 VMware, Inc.
a
62,505
376 Workday, Inc.
a
84,935

ESG Index Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (94.8%) Value
Information Technology (30.5%) - continued
216 Xerox Holdings Corporation $ 3,216
95 Zebra Technologies Corporation
a
28,104
Total 12,376,240
Materials (2.6%)
410 Air Products and Chemicals, Inc. 122,807
216 Albemarle Corporation 48,187
149 Avery Dennison Corporation 25,598
415 Axalta Coating Systems, Ltd.
a
13,616
577 Ball Corporation 33,587
63 Compass Minerals International,
Inc. 2,142
471 Ecolab, Inc. 87,931
98 H.B. Fuller Company 7,008
470 International Flavors & Fragrances,
Inc. 37,407
612 International Paper Company 19,468
905 Linde plc 344,877
63 Minerals Technologies, Inc. 3,635
613 Mosaic Company 21,455
1,458 Newmont Corporation 62,198
432 PPG Industries, Inc. 64,066
43 Schnitzer Steel Industries, Inc. 1,290
267 Sealed Air Corporation 10,680
453 Sherwin-Williams Company 120,281
184 Sonoco Products Company 10,860
Total 1,037,093
Real Estate (2.9%)
860 American Tower Corporation 166,788
211 Anywhere Real Estate, Inc.
a
1,410
257 AvalonBay Communities, Inc. 48,642
273 Boston Properties, Inc. 15,722
573 CBRE Group, Inc.
a
46,247
206 Corporate Office Properties Trust 4,893
800 Crown Castle, Inc. 91,152
537 Digital Realty Trust, Inc. 61,148
173 Equinix, Inc. 135,622
663 Equity Residential 43,738
134 Federal Realty Investment Trust 12,967
996 Healthpeak Properties, Inc. 20,020
1,306 Host Hotels & Resorts, Inc. 21,980
534 Iron Mountain, Inc. 30,342
88 Jones Lang LaSalle, Inc.
a
13,710
383 Macerich Company 4,316
148 PotlatchDeltic Corporation 7,822
1,705 Prologis, Inc. 209,084
199 SBA Communications Corporation 46,120
604 Simon Property Group, Inc. 69,750
577 UDR, Inc. 24,788
736 Ventas, Inc. 34,791
916 Welltower, Inc. 74,095
Total 1,185,147
Utilities (1.0%)
359 American Water Works Company,
Inc. 51,247
267 Atmos Energy Corporation 31,063
134 Avista Corporation 5,262
538 CMS Energy Corporation 31,607
639 Consolidated Edison, Inc. 57,766
460 Essential Utilities, Inc. 18,359
643 Eversource Energy 45,602
1,835 Exelon Corporation 74,758
Shares Common Stock (94.8%) Value
Utilities (1.0%) - continued
176 New Jersey Resources
Corporation $ 8,307
99 Ormat Technologies, Inc. 7,965
581 Sempra Energy 84,588
388 UGI Corporation 10,464
Total 426,988
Total Common Stock
(cost $34,873,462) 38,435,922
Shares
Registered Investment
Companies ( 4.2% ) Value
U.S. Unaffiliated  (4.2%)
20,311 iShares MSCI KLD 400 Social ETF 1,709,577
Total 1,709,577
Total Registered Investment
Companies (cost $1,490,707) 1,709,577
Shares
Collateral Held for Securities
Loaned ( <0.1% ) Value
18,175 Thrivent Cash Management Trust 18,175
Total Collateral Held for
Securities Loaned
(cost $18,175) 18,175
Shares or
Principal
Amount Short-Term Investments ( 1.0% ) Value
Federal Home Loan Bank Discount
Notes
100,000 5.090%, 9/13/2023
c,d
99,018
Thrivent Core Short-Term Reserve
Fund
28,538 5.460% 285,382
Total Short-Term Investments
(cost $384,336) 384,400
Total Investments (cost
$36,766,680) 100.0% $40,548,074
Other Assets and Liabilities, Net
(<0.1%) (19,760)
Total Net Assets 100.0% $40,528,314
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.

ESG Index Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent ESG Index Portfolio as of
June 30, 2023:
Securities Lending Transactions
Common Stock $ 17,279
Total lending $17,279
Gross amount payable upon return of
collateral for securities loaned $18,175
Net amounts due to counterparty $896
Definitions:
ETF - Exchange Traded Fund
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 5,698,158
Gross unrealized depreciation (2,316,114)
Net unrealized appreciation (depreciation) $ 3,382,044
Cost for federal income tax purposes $ 37,179,132
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2023, in valuing ESG Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 3,308,655 3,308,655 – –
Consumer Discretionary 4,115,437 4,115,437 – –
Consumer Staples 2,903,795 2,903,795 – –
Energy 601,525 601,525 – –
Financials 4,575,826 4,575,826 – –
Health Care 4,321,621 4,321,621 – –
Industrials 3,583,595 3,583,595 – –
Information Technology 12,376,240 12,376,240 – –
Materials 1,037,093 1,037,093 – –
Real Estate 1,185,147 1,185,147 – –
Utilities 426,988 426,988 – –
Registered Investment Companies
U.S. Unaffiliated 1,709,577 1,709,577 – –
Short-Term Investments 99,018 – 99,018 –
Subtotal Investments in Securities $40,244,517 $40,145,499 $99,018 $–
Other Investments  * Total
Affiliated Short-Term Investments 285,382
Collateral Held for Securities Loaned 18,175
Subtotal Other Investments $303,557
Total Investments at Value $ 40,548,074
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of June 30, 2023, in valuing ESG Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 13,102 13,102 – –
Total Asset Derivatives $13,102 $13,102 $– $–

ESG Index Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
The following table presents ESG Index Portfolio's futures contracts held as of June 30, 2023. Investments and/or cash totaling $99,018 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME Micro E-mini S&P 500 Index 18 September 2023 $ 390,840 $ 13,102
Total Futures Long Contracts $ 390,840 $ 13,102
Total Futures Contracts $ 390,840 $13,102
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2023, for ESG Index Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 13,102
Total Equity Contracts 13,102
Total Asset Derivatives $13,102
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2023, for ESG
Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 15,861
Total Equity Contracts
15,861
Total $15,861
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2023, for ESG Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 13,102
Total Equity Contracts 13,102
Total $13,102
The following table presents ESG Index Portfolio's average volume of derivative activity during the period ended June 30, 2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $319,888

ESG Index Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in ESG Index Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
6/30/2023
Shares Held at
6/30/2023
% of Net
Assets
6/30/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% $– $4,142 $3,857 $285 29 0.7%
Total Affiliated Short-Term Investments – 285 0.7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 8 99 89 18 18 <0.1
Total Collateral Held for Securities Loaned 8 18 <0.1
Total Value $8 $303
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 6/30/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% $– $– $ – $5
Total Income/Non Income Cash from Affiliated
Investments $5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $ –

Global Stock Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 75.7% ) Value
Communications Services (4.8%)
173,474 Alphabet, Inc., Class C
a
$ 20,985,150
5,758 AMC Networks, Inc.
a
68,808
261,370 Auto Trader Group plc
b
2,029,418
2,302 Bumble, Inc.
a
38,628
40 Cable One, Inc. 26,283
18,356 Carsales.com, Ltd. 293,542
3,785 Cogeco Communications, Inc. 201,971
94,871 Comcast Corporation 3,941,890
1,389 CTS Eventim AG & Company
KGAA 87,849
34,889 Deutsche Telekom AG 761,228
3,971 EchoStar Corporation
a
68,857
407 Electronic Arts, Inc. 52,788
3,457 Emerald Holding, Inc.
a
14,174
2,229 Entravision Communications
Corporation 9,785
8,310 Frontier Communications Parent,
Inc.
a
154,898
14,007 iHeartMedia, Inc.
a
50,986
32,906 Imax Corporation
a
559,073
3,718 Interpublic Group of Companies,
Inc. 143,440
7,698 Ipsos SA 428,342
64,500 KDDI Corporation 1,991,961
633 Liberty Broadband Corporation,
Class C
a
50,710
9,248 Liberty Global plc, Class A
a
155,921
30,346 Liberty Global plc, Class C
a
539,248
4,470 Liberty Latin America, Ltd., Class
A
a
39,113
536 Liberty Latin America, Ltd., Class
C
a
4,620
2,827 Live Nation Entertainment, Inc.
a
257,568
2,112 Match Group, Inc.
a
88,387
39,388 Meta Platforms, Inc.
a
11,303,568
736,701 MFE-MediaForEurope NV 410,880
91,986 Moneysupermarket.com Group plc 316,355
11,291 Netflix, Inc.
a
4,973,573
2,102 New York Times Company 82,777
44,100 Nintendo Company, Ltd. 2,010,445
31,700 Nippon Television Holdings, Inc. 301,978
3,140 Omnicom Group, Inc. 298,771
942 Proximus SA 7,025
19,970 Publicis Groupe SA 1,602,722
39,470 QuinStreet, Inc.
a
348,520
1,220 REA Group, Ltd. 117,197
5,005 Rightmove plc 33,250
11,305 Rogers Communications, Inc. 515,776
2,322 Scout24 SE
b
147,136
37,179 SEEK, Ltd. 543,134
716 Shutterstock, Inc. 34,848
43,900 SoftBank Group Corporation 2,070,307
1,061 TechTarget, Inc.
a
33,029
5,726 Telenet Group Holding NV 129,031
4,440 Telephone and Data Systems, Inc. 36,541
4,745 Trade Desk, Inc.
a
366,409
1,062 Tripadvisor, Inc.
a
17,512
43,700 TV Asahi Holdings Corporation 499,176
96,830 Verizon Communications, Inc. 3,601,108
198,606 Warner Brothers Discovery, Inc.
a
2,490,519
13,893 WPP plc 145,624
154 Yelp, Inc.
a
5,607
221,400 Z Holdings Corporation 533,594
14,480 Ziff Davis, Inc.
a
1,014,469
1,557 ZipRecruiter, Inc.
a
27,652
Shares Common Stock (75.7%) Value
Communications Services (4.8%) - continued
34,080 ZoomInfo Technologies, Inc.
a
$ 865,291
Total 67,928,462
Consumer Discretionary (8.7%)
4,474 2U, Inc.
a
18,030
10,404 Amadeus IT Holding SA
a
792,271
113,655 Amazon.com, Inc.
a
14,816,066
856 American Axle & Manufacturing
Holdings, Inc.
a
7,079
30,476 Aptiv plc
a
3,111,295
106,487 Aristocrat Leisure, Ltd. 2,755,126
4,925 Autoliv, Inc. 418,822
79 AutoNation, Inc.
a
13,004
65,592 B&M European Value Retail SA 464,545
4,783 Bayerische Motoren Werke AG 588,344
1,300 Beazer Homes USA, Inc.
a
36,777
10,800 Benesse Holdings, Inc. 138,133
1,463 Best Buy Company, Inc. 119,893
2,774 Bloomin' Brands, Inc. 74,593
1,318 Booking Holdings, Inc.
a
3,559,035
5,576 Boot Barn Holdings, Inc.
a
472,231
3,013 BRP, Inc. 254,709
468 Brunello Cucinelli SPA 41,205
1,310 Brunswick Corporation 113,498
2,791 Buckle, Inc. 96,569
12,550 Cedar Fair, LP 501,623
16,878 Cheesecake Factory, Inc. 583,641
571 Chegg, Inc.
a
5,070
3,324 Chico's FAS, Inc.
a
17,783
666 Chipotle Mexican Grill, Inc.
a
1,424,574
14,100 Chiyoda Company, Ltd. 87,402
43,522 Clarus Corporation 397,791
13,599 Compagnie Financiere Richemont
SA 2,310,035
10,553 Compass Group plc 295,518
3,942 Container Store Group, Inc.
a
12,378
15,856 Cooper-Standard Holdings, Inc.
a
226,107
1,510 Culp, Inc.
a
7,505
36,173 D.R. Horton, Inc. 4,401,892
11,210 Dana, Inc. 190,570
1,920 Darden Restaurants, Inc. 320,794
1,489 Deckers Outdoor Corporation
a
785,686
900 Denso Corporation 60,707
5,145 Designer Brands, Inc.
c
51,964
7,462 Domino's Pizza, Inc. 2,514,619
374 Dorman Products, Inc.
a
29,482
18,511 eBay, Inc. 827,257
48,974 Everi Holdings, Inc.
a
708,164
584 Evolution Gaming Group AB
b
74,007
1,900 Fast Retailing Company, Ltd.
a
487,302
10,025 Ferrari NV 3,277,660
8,534 Five Below, Inc.
a
1,677,272
1,455 Flutter Entertainment plc
a
292,835
4,200 Food & Life Companies, Ltd. 82,111
94,286 Ford Motor Company 1,426,547
5,950 Fox Factory Holding Corporation
a
645,634
10,263 Gap, Inc. 91,649
6,215 Gentex Corporation 181,851
127,300 Genting Singapore, Ltd. 88,763
17,309 Goodyear Tire & Rubber
Company
a
236,787
2,086 Green Brick Partners, Inc.
a
118,485
9,066 Harley-Davidson, Inc. 319,214
1,516 Hermes International 3,295,367
303 Hibbet, Inc. 10,996

Global Stock Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (75.7%) Value
Consumer Discretionary (8.7%) - continued
2,575 Hilton Grand Vacations, Inc.
a
$ 117,008
2,213 Hilton Worldwide Holdings, Inc. 322,102
17,062 Home Depot, Inc. 5,300,140
38,700 Honda Motor Company, Ltd. 1,172,372
3,505 Hyatt Hotels Corporation 401,603
12,600 Iida Group Holdings Company,
Ltd. 212,925
79,036 Industria de Diseno Textil SA 3,065,641
29,511 InterContinental Hotels Group plc 2,039,998
20,497 JB Hi-Fi, Ltd. 599,881
758 KB Home 39,196
5,100 K's Holdings Corporation 44,437
2,577 La Francaise des Jeux SAEM
b
101,428
5,366 Laureate Education, Inc. 64,875
1,640 La-Z-Boy, Inc. 46,970
8,314 Lear Corporation 1,193,475
1,190 Lennar Corporation 149,119
407,795 Lottery Corporation, Ltd. 1,398,031
23,788 Lowe's Companies, Inc. 5,368,952
3,606 LVMH Moet Hennessy Louis
Vuitton SE 3,400,150
1,078 M/I Homes, Inc.
a
93,991
5,146 Macy's, Inc. 82,593
116 Malibu Boats, Inc.
a
6,805
3,718 MarineMax, Inc.
a
127,007
135 Marriott Vacations Worldwide
Corporation 16,567
52,600 Mazda Motor Corporation 508,336
5,700 McDonald's Holdings Company
(Japan), Ltd. 221,609
4,000 Melco International Development,
Ltd.
a
3,729
8,889 Mercedes-Benz Group AG 715,489
5,181 MGM Resorts International 227,550
1,790 Modine Manufacturing Company
a
59,106
5,435 Mohawk Industries, Inc.
a
560,675
15,213 Moncler SPA 1,052,556
7,743 Next plc 678,955
177,400 Nissan Motor Company, Ltd. 728,073
10,200 Nitori Holdings Company, Ltd. 1,145,402
8,918 Nordstrom, Inc. 182,551
135 NVR, Inc.
a
857,334
1,606 ODP Corporation
a
75,193
3,638 O'Reilly Automotive, Inc.
a
3,475,381
58,000 Oriental Land Company, Ltd.
a
2,261,188
35,200 Pan Pacific International Holdings
Company 630,421
2,942 Pandora AS 262,961
7,217 Papa John's International, Inc. 532,831
2,805 PENN Entertainment, Inc.
a
67,404
18,210 Planet Fitness, Inc.
a
1,228,082
2,899 Playa Hotels and Resorts NV
a
23,598
2,842 Polaris, Inc. 343,683
149 Pool Corporation 55,821
12,086 Porsche Automobil Holding SE
a
728,419
4,902 Premier Investments, Ltd. 66,508
1,572 PulteGroup, Inc. 122,113
3,645 PVH Corporation 309,716
3,590 Ross Stores, Inc. 402,547
984 Royal Caribbean Cruises, Ltd.
a
102,080
100 Saizeriya Company, Ltd. 2,542
106,800 Sands China, Ltd.
a
365,759
16,200 Sangetsu Company, Ltd. 279,847
1,112 SeaWorld Entertainment, Inc.
a
62,283
Shares Common Stock (75.7%) Value
Consumer Discretionary (8.7%) - continued
969 Six Flags Entertainment
Corporation
a
$ 25,175
10,208 Skyline Champion Corporation
a
668,114
20,300 Sony Group Corporation 1,832,485
34,779 Sony Group Corporation ADR 3,131,501
120,096 Stellantis NV 2,111,389
22,380 Stoneridge, Inc.
a
421,863
15,864 Tapestry, Inc. 678,979
398 Taylor Morrison Home Corporation
a
19,410
27,084 Tesla, Inc.
a
7,089,779
1,597 Texas Roadhouse, Inc. 179,311
28,725 ThredUp, Inc.
a
70,089
282 TopBuild Corporation
a
75,018
295,700 Toyota Motor Corporation 4,752,517
7,422 Travel + Leisure Company 299,403
10 Ulta Beauty, Inc.
a
4,706
4,900 Universal Entertainment
Corporation
a
83,476
3,660 Upbound Group, Inc. 113,936
119 Vail Resorts, Inc. 29,959
1,151 Vera Bradley, Inc.
a
7,355
1,696 Visteon Corporation
a
243,563
714 Volkswagen AG 119,345
10,395 Wendy's Company 226,091
2,703 Whitbread plc 116,355
2,231 Wingstop, Inc. 446,557
7,829 Wyndham Hotels & Resorts, Inc. 536,835
2,100 Zensho Holdings Company, Ltd. 93,364
25,300 ZOZO, Inc. 524,839
984 Zumiez, Inc.
a
16,393
Total 123,581,082
Consumer Staples (4.5%)
1,400 Ain Holdings, Inc. 49,447
10,300 Arcs Company, Ltd. 176,107
21,529 BJ's Wholesale Club Holdings,
Inc.
a
1,356,542
617 Boston Beer Company, Inc.
a
190,307
31,769 British American Tobacco plc 1,055,541
811 Cal-Maine Foods, Inc. 36,495
1,971 Carlsberg AS 315,619
3,564 Casey's General Stores, Inc. 869,188
11,105 Celsius Holdings, Inc.
a
1,656,755
3,388 Coca-Cola European Partners plc 218,289
4,130 Coca-Cola HBC AG 123,198
62,556 Coles Group, Ltd. 768,120
224,343 Coty, Inc.
a
2,757,175
1,033 Darling Ingredients, Inc.
a
65,895
71,730 Diageo plc 3,083,751
4,266 Dollar Tree, Inc.
a
612,171
9,946 e.l.f. Beauty, Inc.
a
1,136,132
9,040 Flowers Foods, Inc. 224,915
20,407 ForFarmers NV 61,254
9,789 GrainCorp, Ltd. 51,214
631 Hain Celestial Group, Inc.
a
7,894
420 Heineken Holding NV 36,549
8,924 Heineken NV 917,716
189 Hershey Company 47,193
4,203 Hormel Foods Corporation 169,045
58,345 Imperial Brands plc 1,291,438
843 Ingredion, Inc. 89,316
2,661 J & J Snack Foods Corporation 421,396
86,100 Japan Tobacco, Inc. 1,886,106
11,083 Kesko Oyj 208,718
103,965 Koninklijke Ahold Delhaize NV 3,544,490

Global Stock Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (75.7%) Value
Consumer Staples (4.5%) - continued
9,053 Kroger Company $ 425,491
33,283 Lamb Weston Holdings, Inc. 3,825,881
5,464 Lancaster Colony Corporation 1,098,756
7,362 Leroy Seafood Group ASA 27,937
8,308 Loblaw Companies, Ltd. 760,592
40,570 Marks and Spencer Group plc
a
99,446
10,121 Metro, Inc.
a
571,620
4,800 Ministop Company, Ltd. 48,159
45,845 Nestle SA 5,514,769
1,900 Oisix ra daichi, Inc.
a
32,675
86,798 Philip Morris International, Inc. 8,473,221
3,069 Post Holdings, Inc.
a
265,929
900 Rohto Pharmaceutical Company,
Ltd. 20,289
51 Seneca Foods Corporation
a
1,667
50,355 Sysco Corporation 3,736,341
112,392 Tesco plc 354,546
18,110 Turning Point Brands, Inc. 434,821
1,380 Tyson Foods, Inc. 70,435
32,671 Unilever plc 1,702,878
64,047 US Foods Holding Corporation
a
2,818,068
61,505 Walmart, Inc. 9,667,356
6,100 Yakult Honsha Company, Ltd. 385,801
Total 63,764,654
Energy (4.1%)
7,258 Antero Midstream Corporation 84,193
7,140 APA Corporation 243,974
3,186 Archrock, Inc. 32,656
2,751 Baker Hughes Company 86,959
468,745 BP plc 2,729,216
97,799 BP plc ADR 3,451,327
2,018 Cactus, Inc. 85,402
1,339 California Resources Corporation 60,643
401 Cheniere Energy, Inc. 61,096
691 Chord Energy Corporation 106,276
131 Civitas Resources, Inc. 9,087
5,519 Clean Energy Fuels Corporation
a
27,374
637 Comstock Resources, Inc. 7,389
45,724 ConocoPhillips 4,737,464
12,770 Crescent Point Energy Corporation 85,985
1,178 CVR Energy, Inc. 35,293
37,781 Devon Energy Corporation 1,826,334
14,587 Enbridge, Inc. 542,188
181,400 Eneos Holdings, Inc. 623,512
160,251 Enterprise Products Partners, LP 4,222,614
5,284 EQT Corporation 217,331
54,637 Equinor ASA 1,590,968
832 Evolution Petroleum Corporation 6,714
24,413 Exxon Mobil Corporation 2,618,294
6,756 Gibson Energy, Inc. 106,229
49 Gulfport Energy Corporation
a
5,148
122,491 Halliburton Company 4,040,978
8,357 Helmerich & Payne, Inc. 296,256
3,336 HF Sinclair Corporation 148,819
10,572 Imperial Oil, Ltd.
a
540,910
40,500 Inpex Corporation 444,952
8,728 International Seaways, Inc. 333,759
9,216 Koninklijke Vopak NV 328,952
18,601 Liberty Energy, Inc. 248,695
3,059 Magnolia Oil & Gas Corporation 63,933
3,846 Marathon Oil Corporation 88,535
23,955 Marathon Petroleum Corporation 2,793,153
14,858 Matador Resources Company 777,371
15,448 MEG Energy Corporation
a
244,882
Shares Common Stock (75.7%) Value
Energy (4.1%) - continued
15,990 Noble Corporation plc
a
$ 660,547
13,928 NOV, Inc. 223,405
19,731 OMV AG 837,824
746 ONEOK, Inc. 46,043
4,980 Ovintiv, Inc. 189,589
6,543 Par Pacific Holdings, Inc.
a
174,109
1,766 Patterson-UTI Energy, Inc. 21,139
5,851 PBF Energy, Inc. 239,540
6,085 Phillips 66 580,387
27,454 Pioneer Natural Resources
Company 5,687,920
23,735 ProPetro Holding Corporation
a
195,576
746 Range Resources Corporation 21,932
78,560 Repsol SA
c
1,142,579
16,832 RPC, Inc. 120,349
696 Saras SPA 863
187,788 Shell plc 5,602,044
4,618 SM Energy Company 146,067
1,151 Solaris Oilfield Infrastructure, Inc. 9,588
3,877 Southwestern Energy Company
a
23,301
15,903 Talos Energy, Inc.
a
220,575
73,036 TC Energy Corporation 2,951,763
7,522 Technip Energies NV 173,278
109,286 TechnipFMC plc
a
1,816,333
23,358 Tenaris SA ADR 699,572
10,542 TORM plc 254,018
10,087 TotalEnergies SE 579,042
25,267 Tourmaline Oil Corporation 1,190,539
6,359 U.S. Silica Holdings, Inc.
a
77,135
7,328 Viper Energy Partners, LP 196,610
4,592 Williams Companies, Inc. 149,837
Total 58,186,365
Financials (12.1%)
13,894 3i Group plc 344,391
24,702 AB Industrivarden, Class A 685,092
29,775 AB Industrivarden, Class C 821,631
20,983 ABN AMRO Group NV
b
326,145
15,733 AGNC Investment Corporation 159,375
5,211 Allianz SE 1,213,768
9,140 Allstate Corporation 996,626
4,592 Amalgamated Financial
Corporation 73,885
397 Amerant Bancorp, Inc. 6,824
17,654 American Express Company 3,075,327
1,120 American Financial Group, Inc. 133,000
45,500 American International Group, Inc. 2,618,070
7,733 Ameriprise Financial, Inc. 2,568,593
2,629 Ameris Bancorp 89,938
5,970 Annaly Capital Management, Inc. 119,460
61 Apollo Global Management, Inc. 4,685
6,190 Arthur J. Gallagher & Company 1,359,138
1,978 Artisan Partners Asset
Management, Inc. 77,755
5,796 Associated Banc-Corp 94,069
550 Assurant, Inc. 69,146
2,135 Assured Guaranty, Ltd. 119,133
6,315 ASX, Ltd. 265,755
1,855 AURELIUS Equity Opportunities
SE & Company KGaA
a
36,158
82,344 Australia and New Zealand
Banking Group, Ltd. 1,303,491
107 Axos Financial, Inc.
a
4,220
13,852 Azimut Holding SPA 298,895
4,327 Baloise Holding AG 636,468

Global Stock Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (75.7%) Value
Financials (12.1%) - continued
4,769 Banc of California, Inc. $ 55,225
10,086 Banca Farmafactoring SPA
b
110,542
53,811 Banca Mediolanum SPA 486,752
16,726 Banca Popolare di Sondrio SPA 69,708
288,547 Banco Bilbao Vizcaya Argentaria
SA 2,216,826
10,235 Banco Santander SA 37,891
54,174 Bank Hapoalim BM 446,751
63,135 Bank Leumi Le-Israel BM 473,109
153,628 Bank of America Corporation 4,407,587
2,369 Bank of Marin Bancorp 41,860
11,272 Bank of Montreal 1,017,990
76,840 Bank of New York Mellon
Corporation 3,420,917
29,514 Bank of Nova Scotia 1,476,647
1,347 Bank OZK 54,096
1,466 BankFinancial Corporation 11,992
3,543 BankUnited, Inc. 76,352
1,571 Banner Corporation 68,606
248,744 Barclays plc 485,945
3,049 BAWAG Group AG
b
140,566
471 BayCom Corporation 7,856
2,759 BCB Bancorp, Inc. 32,391
222,000 BOC Hong Kong (Holdings), Ltd. 680,059
125 BOK Financial Corporation 10,097
4,304 Brighthouse Financial, Inc.
a
203,794
1,797 Brookline Bancorp, Inc. 15,706
1,553 Business First Bancshares, Inc. 23,404
393 Byline Bancorp, Inc. 7,109
3,980 Cadence Bank 78,167
250,511 CaixaBank SA 1,037,698
16,925 Canadian Imperial Bank of
Commerce 722,610
15,461 Canadian Western Bank 288,504
21,869 Capital One Financial Corporation 2,391,813
40,729 Carlyle Group, Inc. 1,301,292
438 Cathay General Bancorp 14,099
3,445 Cboe Global Markets, Inc. 475,444
614 Cembra Money Bank AG 51,015
5,510 Central Pacific Financial
Corporation 86,562
252 Central Valley Community Bancorp 3,893
33,684 Charles Schwab Corporation 1,909,209
21,167 Chubb, Ltd. 4,075,918
2,970 Citizens Financial Group, Inc. 77,458
2,336 CNB Financial Corporation 41,230
41,427 Columbia Banking System, Inc. 840,140
59,101 Comerica, Inc. 2,503,518
1,756 Commerce Bancshares, Inc. 85,517
70,022 Commerzbank AG 776,256
439 Community Bank System, Inc. 20,580
1,997 Community Trust Bancorp, Inc. 71,033
3,427 ConnectOne Bancorp, Inc. 56,854
96,476 Credit Agricole SA 1,145,545
910 CrossFirst Bankshares, Inc.
a
9,100
928 Cullen/Frost Bankers, Inc. 99,788
3,758 Customers Bancorp, Inc.
a
113,717
5,382 CVB Financial Corporation 71,473
27,914 Danske Bank AS
a
679,885
113,500 DBS Group Holdings, Ltd. 2,650,541
88,782 Deutsche Bank AG 933,347
7,736 Deutsche Boerse AG 1,428,182
5,246 Dime Community Bancshares, Inc. 92,487
18,143 Discover Financial Services 2,120,010
93,205 DNB Bank ASA 1,743,000
Shares Common Stock (75.7%) Value
Financials (12.1%) - continued
3,790 Eagle Bancorp, Inc. $ 80,196
3,660 East West Bancorp, Inc. 193,211
30,903 Eastern Bankshares, Inc. 379,180
2,034 Edenred 136,247
1,142 Employers Holdings, Inc. 42,722
2,131 Enova International, Inc.
a
113,199
5,071 Enterprise Financial Services
Corporation 198,276
20,357 Equitable Holdings, Inc. 552,896
1,124 Equity Bancshares, Inc. 25,605
224 Erie Indemnity Company 47,042
1,118 Euronet Worldwide, Inc.
a
131,220
15,195 Euronext NV
b
1,033,489
4,066 F.N.B. Corporation 46,515
118 Fairfax Financial Holdings, Ltd. 88,387
7,667 Federated Hermes, Inc. 274,862
10,916 Fidelity National Information
Services, Inc. 597,105
2,391 Fifth Third Bancorp 62,668
2,740 Financial Institutions, Inc. 43,128
7,336 First Bancorp/Puerto Rico 89,646
22 First Citizens BancShares, Inc. 28,236
763 First Commonwealth Financial
Corporation 9,652
1,415 First Financial Bankshares, Inc. 40,313
1,478 First Financial Corporation 47,991
11,732 First Foundation, Inc. 46,576
911 First Hawaiian, Inc. 16,407
398 First Horizon Corporation 4,485
3,170 First International Bank of Israel,
Ltd. 123,956
1,419 First Internet Bancorp 21,072
604 First Interstate BancSystem, Inc. 14,399
149 First Merchants Corporation 4,206
3,401 First of Long Island Corporation 40,880
209 Five Star Bancorp 4,675
993 FleetCor Technologies, Inc.
a
249,322
3,569 Flushing Financial Corporation 43,863
917 Flywire Corporation
a
28,464
10,185 Fulton Financial Corporation 121,405
7,642 Genworth Financial, Inc.
a
38,210
2,417 Glacier Bancorp, Inc. 75,338
1,146 Global Life, Inc. 125,625
3,248 Global Payments, Inc. 319,993
817 Great Southern Bancorp, Inc. 41,446
1,993 Green Dot Corporation
a
37,349
12,471 Groupe Bruxelles Lambert SA 983,137
6,088 Hamilton Lane, Inc. 486,918
1,124 Hancock Whitney Corporation 43,139
20,100 Hang Seng Bank, Ltd. 286,538
5,955 Hanmi Financial Corporation 88,908
1,611 Hanover Insurance Group, Inc. 182,091
3,664 Hartford Financial Services Group,
Inc. 263,881
3,842 Heartland Financial USA, Inc. 107,077
10,709 Heritage Commerce Corporation 88,671
5,160 Heritage Financial Corporation 83,437
2,395 Home BancShares, Inc. 54,606
7,742 HomeStreet, Inc. 45,833
1,660 Hometrust Bancshares, Inc. 34,677
68,700 Hong Kong Exchanges & Clearing,
Ltd. 2,602,975
11,989 Hope Bancorp, Inc. 100,947
4,960 Horizon Bancorp, Inc. 51,634
6,893 Houlihan Lokey, Inc. 677,651

Global Stock Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (75.7%) Value
Financials (12.1%) - continued
514,512 HSBC Holdings plc $ 4,073,833
145,297 Humm Group, Ltd. 45,217
5,866 Huntington Bancshares, Inc. 63,235
10,336 IG Group Holdings plc 88,930
419 Independent Bank Corporation/MA 18,650
2,715 Independent Bank Corporation/MI 46,046
39,240 Insurance Australia Group, Ltd. 149,226
4,148 Intact Financial Corporation 640,447
45,960 Intercontinental Exchange, Inc. 5,197,157
381 International Bancshares
Corporation 16,840
784,045 Intesa Sanpaolo SPA 2,055,575
6,835 Invesco Mortgage Capital, Inc. 78,397
12,886 Invesco, Ltd. 216,614
59,713 J.P. Morgan Chase & Company 8,684,659
573 Jack Henry & Associates, Inc. 95,880
13,761 Janus Henderson Group plc 374,987
11,300 Japan Post Holdings Company,
Ltd. 81,216
6,969 Julius Baer Group, Ltd. 439,796
2,419 Jyske Bank AS
a
184,019
3,446 KBC Groep NV 240,534
7,809 KeyCorp 72,155
6,626 Kinsale Capital Group, Inc. 2,479,449
41 KKR & Company, Inc. 2,296
1,806 L E Lundbergforetagen AB 76,908
4,965 Lancashire Holdings, Ltd. 36,490
10,669 Laurentian Bank of Canada 266,252
24,854 M&T Bank Corporation 3,075,931
329,726 Man Group plc 915,678
63,558 Manulife Financial Corporation 1,201,353
18,887 Mastercard, Inc. 7,428,257
512 Mercantile Bank Corporation 14,141
37,082 MetLife, Inc. 2,096,245
2,476 Metropolitan Bank Holding
Corporation
a
85,991
10,193 MFA Financial, Inc. 114,569
6,552 MGIC Investment Corporation 103,456
4,580 Midland States Bancorp, Inc. 91,188
2,297 MidWestOne Financial Group, Inc. 49,087
225,700 Mitsubishi HC Capital, Inc. 1,340,073
192,200 Mitsubishi UFJ Financial Group,
Inc. 1,416,720
10,209 Mizrahi Tefahot Bank, Ltd. 341,386
7,100 Mizuho Financial Group, Inc. 108,527
23,245 Morgan Stanley 1,985,123
7,006 Mr. Cooper Group, Inc.
a
354,784
2,729 MSCI, Inc. 1,280,692
1,669 Muenchener Rueckversicherungs-
Gesellschaft AG 626,565
444 MVB Financial Corporation 9,360
3,403 Nasdaq, Inc. 169,640
3,392 National Bank of Canada 252,720
5,958 Navient Corporation 110,700
11,402 New York Community Bancorp,
Inc.
c
128,158
15,849 NMI Holdings, Inc.
a
409,221
3,916 OceanFirst Financial Corporation 61,168
1,945 OFG Bancorp 50,726
3,289 Old National Bancorp 45,849
11,454 Old Republic International
Corporation 288,297
1,246 Old Second Bancorp, Inc. 16,273
8,441 OneMain Holdings, Inc. 368,787
2,129 Onex Corporation 117,591
Shares Common Stock (75.7%) Value
Financials (12.1%) - continued
26,600 ORIX Corporation $ 485,083
466 Pacific Premier Bancorp, Inc. 9,637
7,680 PacWest Bancorp
c
62,592
12,420 Paragon Banking Group plc 83,757
882 Partners Group Holding AG 831,585
107,471 PayPal Holdings, Inc.
a
7,171,540
915 PCB Bancorp 13,460
732 PennyMac Financial Services, Inc. 51,467
2,904 Perpetual, Ltd. 50,219
1,348 Pinnacle Financial Partners, Inc. 76,364
7,356 Plus500, Ltd. 136,862
3,330 Popular, Inc. 201,532
499 Preferred Bank/Los Angeles, CA 27,440
3,382 Premier Financial Corporation 54,180
278 PROG Holdings, Inc.
a
8,929
1,288 Prosperity Bancshares, Inc. 72,746
2,023 Prudential Financial, Inc. 178,469
285 QCR Holdings, Inc. 11,694
7,126 Radian Group, Inc. 180,145
4,512 Raiffeisen Bank International AG
a
71,601
49,961 Raymond James Financial, Inc. 5,184,453
3,104 Regions Financial Corporation 55,313
46 Reinsurance Group of America,
Inc. 6,380
488 RenaissanceRe Holdings, Ltd. 91,022
129,100 Resona Holdings, Inc. 618,128
430 Ringkjoebing Landbobank AS 61,639
49,756 Rithm Capital Corporation 465,219
5,024 RLI Corporation 685,625
25,195 Royal Bank of Canada 2,406,244
9,840 S&P Global, Inc. 3,944,758
609 S&T Bancorp, Inc. 16,559
1,277 Sandy Spring Bancorp, Inc. 28,962
3,104 Selective Insurance Group, Inc. 297,829
1,943 Shore Bancshares, Inc. 22,461
568 Simmons First National
Corporation 9,798
28,300 Singapore Exchange, Ltd. 201,530
8,660 Skandinaviska Enskilda Banken
AB 95,782
425 SmartFinancial, Inc. 9,142
409 South Plains Financial, Inc. 9,207
241 Southern First Bancshares, Inc.
a
5,965
1,035 SouthState Corporation 68,103
21,086 Standard Chartered plc 183,451
34,900 Sumitomo Mitsui Financial Group,
Inc. 1,495,795
32,700 Sumitomo Mitsui Trust Holdings,
Inc. 1,160,052
63,902 Sun Life Financial, Inc. 3,331,249
4,586 Svolder AB 26,152
5,484 Swedbank AB 92,549
804 Swiss Life Holding AG 470,892
3,525 Synchrony Financial 119,568
15,606 Synovus Financial Corporation 472,081
1,566 T. Rowe Price Group, Inc. 175,423
1,446 Territorial Bancorp, Inc. 17,757
7,344 Texas Capital Bancshares, Inc.
a
378,216
7,100 Tokio Marine Holdings, Inc. 163,680
33,419 Toronto-Dominion Bank 2,071,360
5,904 TPG, Inc. 172,751
8,397 Tradeweb Markets, Inc. 575,027
11,735 Triumph Financial, Inc.
a
712,549
1,641 TrustCo Bank Corporation NY 46,949

Global Stock Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (75.7%) Value
Financials (12.1%) - continued
7,542 Two Harbors Investment
Corporation $ 104,683
1,666 UMB Financial Corporation 101,459
44,506 UniCredit SPA 1,034,926
14,652 Unipol Gruppo SPA 78,301
1,623 United Bankshares, Inc. 48,154
1,460 United Community Banks, Inc. 36,485
2,010 Univest Financial Corporation 36,341
16,259 Unum Group 775,554
5,314 Valley National Bancorp 41,183
3,907 Veritex Holdings, Inc. 70,053
11,350 Virtu Financial, Inc. 193,972
474 Vontobel Holding AG 30,073
9,614 Voya Financial, Inc. 689,420
1,994 W.R. Berkley Corporation 118,763
561 Walker & Dunlop, Inc. 44,369
2,833 Washington Federal, Inc. 75,131
146,042 Wells Fargo & Company 6,233,073
523 Wendel SA 53,715
958 Westamerica Bancorporation 36,691
17,536 Western Alliance Bancorp 639,538
844 Western Asset Mortgage Capital
Corporation 7,486
43,831 Western Union Company 514,138
60,343 Westpac Banking Corporation 859,203
768 WEX, Inc.
a
139,830
119 Willis Towers Watson plc 28,025
8,158 Wintrust Financial Corporation 592,434
183 WSFS Financial Corporation 6,903
7,018 Zions Bancorp NA 188,503
Total 172,268,670
Health Care (10.7%)
2,010 10X Genomics, Inc.
a
112,238
5,171 ACADIA Pharmaceuticals, Inc.
a
123,845
2,112 Adaptive Biotechnologies
Corporation
a
14,172
2,525 Agilent Technologies, Inc. 303,631
27,974 Agiliti, Inc.
a
461,571
2,226 Agios Pharmaceuticals, Inc.
a
63,040
5,569 Aldeyra Therapeutics, Inc.
a
46,724
14,986 Alkermes plc
a
469,062
6,444 Allogene Therapeutics, Inc.
a,c
32,027
144 Alnylam Pharmaceuticals, Inc.
a
27,351
503 AmerisourceBergen Corporation 96,792
6,453 Amgen, Inc. 1,432,695
3,391 Amicus Therapeutics, Inc.
a
42,591
653 AMN Healthcare Services, Inc.
a
71,255
2,592 Amphastar Pharmaceuticals, Inc.
a
148,962
1,480 Anika Therapeutics, Inc.
a
38,450
2,769 Argenx SE ADR
a
1,079,162
3,383 Arrowhead Research Corporation
a
120,638
4,599 Ascendis Pharma AS ADR
a
410,461
33,200 Astellas Pharma, Inc. 494,430
35,850 AstraZeneca plc 5,139,261
22,781 AstraZeneca plc ADR 1,630,436
1,583 Avanos Medical, Inc.
a
40,462
137,782 Avantor, Inc.
a
2,830,042
7,376 Axonics, Inc.
a
372,267
8,230 Azenta, Inc.
a
384,176
7,495 Bausch Health Companies, Inc.
a
59,960
17,400 Baxter International, Inc. 792,744
31,598 Bayer AG 1,749,114
10,487 Biogen, Inc.
a
2,987,222
9,826 BioLife Solutions, Inc.
a
217,155
Shares Common Stock (75.7%) Value
Health Care (10.7%) - continued
184 BioMarin Pharmaceutical, Inc.
a
$ 15,949
956 BioMerieux 100,378
238 Bio-Rad Laboratories, Inc.
a
90,231
12,407 Bio-Techne Corporation 1,012,783
915 Blueprint Medicines Corporation
a
57,828
6,912 Cardinal Health, Inc. 653,668
840 Centene Corporation
a
56,658
1,732 Charles River Laboratories
International, Inc.
a
364,153
318 Chemed Corporation 172,251
4,200 Chugai Pharmaceutical Company,
Ltd. 119,612
13,272 Cigna Group 3,724,123
2,634 Codexis, Inc.
a
7,375
3,918 Community Health Systems, Inc.
a
17,239
42 CONMED Corporation 5,707
2,428 Cooper Companies, Inc. 930,968
573 CRISPR Therapeutics AG
a
32,168
23,113 CSL, Ltd. 4,280,047
24,122 CVS Health Corporation 1,667,554
18,700 Daiichi Sankyo Company, Ltd. 594,179
16,078 Danaher Corporation 3,858,720
6,933 Deciphera Pharmaceuticals, Inc.
a
97,617
2,881 Dentsply Sirona, Inc. 115,298
30,722 Dexcom, Inc.
a
3,948,084
9,006 Dynavax Technologies
Corporation
a
116,358
9,484 Edwards Lifesciences Corporation
a
894,626
35,968 Elanco Animal Health, Inc.
a
361,838
8,975 Elevance Health, Inc. 3,987,503
850 Enanta Pharmaceuticals, Inc.
a
18,190
12,239 Enovis Corporation
a
784,765
1,442 Exact Sciences Corporation
a
135,404
9,547 Fresenius SE & Company KGaA 264,804
3,215 Galenica AG
b
259,917
2,226 Gerresheimer AG 250,591
48,691 Gilead Sciences, Inc. 3,752,615
3,177 Globus Medical, Inc.
a
189,159
82,467 GSK plc 1,461,530
12,517 Halozyme Therapeutics, Inc.
a
451,488
9,778 HCA Healthcare, Inc. 2,967,427
1,102 Hologic, Inc.
a
89,229
6,300 Hoya Corporation 753,897
116 IDEXX Laboratories, Inc.
a
58,259
8,600 Immunocore Holdings plc ADR
a
515,656
5,815 Inspire Medical Systems, Inc.
a
1,887,782
3,309 Insulet Corporation
a
954,117
13,319 Intuitive Surgical, Inc.
a
4,554,299
1,663 Jazz Pharmaceuticals, Inc.
a
206,162
24,463 Johnson & Johnson 4,049,116
850 Kiniksa Pharmaceuticals, Ltd.
a
11,968
3,289 Kura Oncology, Inc.
a
34,798
9,800 Kyowa Hakko Kirin Company, Ltd. 181,646
25,846 Laboratory Corporation of America
Holdings 6,237,415
8,631 Lantheus Holdings, Inc.
a
724,314
63 Ligand Pharmaceuticals, Inc.
a
4,542
3,479 LivaNova plc
a
178,925
1,077 LNA Sante 33,847
70,699 Maravai LifeSciences Holdings,
Inc.
a
878,789
295 Masimo Corporation
a
48,542
29 Medpace Holdings, Inc.
a
6,965
27,498 Medtronic plc 2,422,574
45,378 Merck & Company, Inc. 5,236,167

Global Stock Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (75.7%) Value
Health Care (10.7%) - continued
6,775 Merck KGaA $ 1,121,468
2,890 Mersana Therapeutics, Inc.
a
9,508
286 Mirati Therapeutics, Inc.
a
10,333
8,954 Molina Healthcare, Inc.
a
2,697,303
2,062 Myriad Genetics, Inc.
a
47,797
8,045 Natera, Inc.
a
391,470
2,028 National HealthCare Corporation 125,371
84,457 Novartis AG 8,514,907
57,643 Novo Nordisk AS 9,311,641
9,054 Novo Nordisk AS ADR 1,465,209
57,600 Olympus Corporation 911,540
1,984 OraSure Technologies, Inc.
a
9,940
2,184 Orion Oyj 90,638
11,500 Otsuka Holdings Company, Ltd. 421,839
2,639 Pediatrix Medical Group, Inc.
a
37,500
78,539 Pfizer, Inc. 2,880,811
13,821 Phreesia, Inc.
a
428,589
21,588 POINT Biopharma Global, Inc.
a
195,587
39,988 Progyny, Inc.
a
1,573,128
3,651 Protagonist Therapeutics, Inc.
a
100,841
19,527 QIAGEN NV
a
877,740
37,212 R1 RCM, Inc.
a
686,561
49,157 Recordati SPA 2,348,373
2,341 Regeneron Pharmaceuticals, Inc.
a
1,682,102
6,850 Repligen Corporation
a
969,001
13,441 Revance Therapeutics, Inc.
a
340,192
321 Roche Holding AG, Bearer Shares 105,410
5,556 Roche Holding AG, Participation
Certificates 1,697,192
1,747 Royalty Pharma PLC 53,703
35,228 Sanofi 3,792,508
2,434 Sarepta Therapeutics, Inc.
a
278,742
20,539 scPharmaceuticals, Inc.
a,c
209,292
1,863 Sensus Healthcare, Inc.
a
5,868
2,500 Shionogi & Company, Ltd. 105,449
2,466 ShockWave Medical, Inc.
a
703,821
12,418 Silk Road Medical, Inc.
a
403,461
1,702 Sonic Healthcare, Ltd. 40,476
987 SpringWorks Therapeutics, Inc.
a
25,879
3,700 Sysmex Corporation 253,439
55,400 Takeda Pharmaceutical Company,
Ltd. 1,740,810
1,854 Tecan Group AG 712,443
740 Teleflex, Inc. 179,102
15,000 Terumo Corporation 477,745
5,362 Travere Therapeutics, Inc.
a
82,360
5,254 UCB SA 465,813
1,891 Ultragenyx Pharmaceutical, Inc.
a
87,232
2,154 uniQure NV
a
24,685
12,521 UnitedHealth Group, Inc. 6,018,093
3,974 Universal Health Services, Inc. 626,978
1,561 Vanda Pharmaceuticals, Inc.
a
10,287
485 Veeva Systems, Inc.
a
95,899
5,780 Veracyte, Inc.
a
147,217
7,916 Vericel Corporation
a
297,404
9,797 Vor BioPharma, Inc.
a
30,273
860 West Pharmaceutical Services,
Inc. 328,924
1,501 Zentalis Pharmaceuticals, Inc.
a
42,343
21,394 Zimmer Biomet Holdings, Inc. 3,114,966
24,779 Zoetis, Inc. 4,267,192
Total 152,354,145
Industrials (9.6%)
59 A.O. Smith Corporation 4,294
Shares Common Stock (75.7%) Value
Industrials (9.6%) - continued
8,278 Aalberts NV $ 348,602
8,278 Aalberts NV, DRIP
a,d
1
2,110 Acuity Brands, Inc. 344,099
7,316 Advanced Drainage Systems, Inc. 832,414
2,398 Aena SME SA
b
388,109
7,900 AGC, Inc. 284,210
8,158 AGCO Corporation 1,072,124
5,839 Air Lease Corporation 244,362
10,875 Alaska Air Group, Inc.
a
578,333
16,541 American Airlines Group, Inc.
a
296,746
506 American Woodmark Corporation
a
38,643
3,664 AMETEK, Inc. 593,128
37 Andritz AG 2,063
408 Apogee Enterprises, Inc. 19,368
1,377 Armstrong World Industries, Inc. 101,154
18,350 ASGN, Inc.
a
1,387,811
91,964 Assa Abloy AB 2,210,536
480 Atkore International Group, Inc.
a
74,851
9,648 Atlas Copco AB, Class A 139,287
7,550 Atlas Copco AB, Class B 94,137
242,099 Aurizon Holdings, Ltd. 633,382
2,122 AZZ, Inc. 92,222
17,653 Badger Infrastructure Solutions,
Ltd. 358,457
16,704 BAE Systems plc 196,961
13,335 Balfour Beatty plc 57,716
17,691 Barnes Group, Inc. 746,383
858 Beacon Roofing Supply, Inc.
a
71,197
5,977 Booz Allen Hamilton Holding
Corporation 667,033
42,289 Brambles, Ltd. 406,634
117 Bucher Industries AG 51,777
2,717 Builders FirstSource, Inc.
a
369,512
10,956 Bunzl plc 417,513
4,713 Bureau Veritas SA 129,302
35,902 Canadian National Railway
Company 4,347,536
817 Cargotec Oyj 44,959
12,525 Carlisle Companies, Inc. 3,213,038
9,290 Chart Industries, Inc.
a
1,484,449
36,904 Cia de Distribucion Integral
Logista Holdings SA 995,168
217,500 CK Hutchison Holdings, Ltd. 1,327,477
181,406 CNH Industrial NV 2,612,246
144 Columbus McKinnon Corporation 5,854
37,622 Compagnie de Saint-Gobain 2,290,674
77,019 Computershare, Ltd. 1,201,962
8,300 COMSYS Holdings Corporation 164,398
9,938 Conduent Incorporated
a
33,789
15,586 Crane Company 1,389,024
18,962 Crane NXT Company 1,070,215
1,102 CSW Industrials, Inc. 183,141
72,121 CSX Corporation 2,459,326
493 Curtiss-Wright Corporation 90,544
8,500 Dai Nippon Printing Company, Ltd. 241,448
5,400 Daikin Industries, Ltd. 1,106,489
1,432 Dampskibsselskabet Norden AS 71,504
1,085 Daseke, Inc.
a
7,736
78,413 Delta Air Lines, Inc.
a
3,727,754
66,223 Deutsche Lufthansa AG
a
679,023
17,091 Deutsche Post AG 835,107
2,114 Donaldson Company, Inc. 132,146
29 Dover Corporation 4,282
52,450 Driven Brands Holdings, Inc.
a
1,419,297
14,025 DSV AS 2,945,833

Global Stock Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (75.7%) Value
Industrials (9.6%) - continued
1,138 Eagle Bulk Shipping, Inc.
c
$ 54,670
8,000 Eiffage SA 835,271
2,909 EMCOR Group, Inc. 537,525
1,984 Epiroc AB, Class A 37,581
6,948 Epiroc AB, Class B 112,457
214 Equifax, Inc. 50,354
1,723 Expeditors International of
Washington, Inc. 208,707
10,740 Experian plc 412,213
6,200 FANUC Corporation 217,655
50,389 Fastenal Company 2,972,447
2,142 Ferguson plc 336,958
12,848 Finning International, Inc. 395,211
48,032 First Advantage Corporation
a
740,173
1,197 Forrester Research, Inc.
a
34,821
3,605 Fortune Brands Innovations, Inc. 259,380
5,090 Forward Air Corporation 540,100
818 Genco Shipping & Trading, Ltd. 11,477
15,221 General Dynamics Corporation 3,274,798
1,561 Gibraltar Industries, Inc.
a
98,218
63 GMS, Inc.
a
4,360
15,929 Groupe Eurotunnel SA 271,078
155,966 GWA Group, Ltd. 181,820
734 Heidrick & Struggles International,
Inc. 19,429
6,666 Helios Technologies, Inc. 440,556
1,262 Herc Holdings, Inc. 172,705
4,025 Hillman Solutions Corporation
a
36,265
10,100 Hitachi, Ltd. 627,983
10,004 Honeywell International, Inc. 2,075,830
35,264 Howmet Aerospace, Inc. 1,747,684
544 Hubbell, Inc. 180,369
1,524 IDEX Corporation 328,056
939 IMCD NV 135,133
31,300 Inaba Denki Sangyo Company,
Ltd. 714,116
4,481 Indutrade AB 101,138
1,876 Interface, Inc. 16,490
6,500 ITOCHU Corporation 258,190
7,500 Jardine Matheson Holdings, Ltd. 379,875
4,878 JB Hunt Transport Services, Inc. 883,064
9,889 JetBlue Airways Corporation
a
87,617
38,493 Johnson Controls International plc 2,622,913
16,500 Kajima Corporation 249,127
23,300 Kawasaki Kisen Kaisha, Ltd. 571,316
614 Kennametal, Inc. 17,431
8,100 Keppel Corporation, Ltd. 40,312
33,800 Kinden Corporation 457,298
164 Knight-Swift Transportation
Holdings, Inc. 9,112
3,000 Komatsu, Ltd. 81,144
1,800 Kumagai Gumi Company, Ltd. 38,525
10,507 L3Harris Technologies, Inc. 2,056,955
26,199 Legrand SA 2,595,829
1,798 Leonardo SPA 20,416
3,001 Lifco AB 65,355
8,985 Lincoln Electric Holdings, Inc. 1,784,691
1,600 Management Solutions Company,
Ltd. 45,681
53,800 Marubeni Corporation 916,968
3,605 Masterbrand, Inc.
a
41,926
1,264 Matson, Inc. 98,251
8,500 MEITEC Corporation 146,666
9,307 Middleby Corporation
a
1,375,854
4,600 MISUMI Group, Inc. 92,612
Shares Common Stock (75.7%) Value
Industrials (9.6%) - continued
17,700 Mitsubishi Corporation $ 855,740
1,500 Mitsuboshi Belting, Ltd. 45,969
9,900 Mitsui & Company, Ltd. 374,694
1,855 MSC Industrial Direct Company,
Inc. 176,744
808 MYR Group, Inc.
a
111,779
141 National Presto Industries, Inc. 10,321
21,600 Nidec Corporation 1,190,278
22,100 Nippon Yusen Kabushiki Kaisha 490,811
15,100 Nitto Kogyo Corporation 373,225
6,882 Northrop Grumman Corporation 3,136,816
4,332 nVent Electric plc 223,834
2,094 Old Dominion Freight Line, Inc. 774,257
5,583 Oshkosh Corporation 483,432
5,884 Owens Corning, Inc. 767,862
7,376 PACCAR, Inc. 617,002
14,187 PageGroup plc 72,325
17,332 Parker-Hannifin Corporation 6,760,173
611 Paycom Software, Inc. 196,278
680 Paylocity Holding Corporation
a
125,480
11,687 Pentair plc 754,980
2,759 Prysmian SPA 115,392
16,909 RB Global, Inc. 1,014,540
36,200 Recruit Holdings Company, Ltd. 1,155,335
20,931 Redde Northgate plc 99,684
6,686 Regal Rexnord Corporation 1,028,975
96,810 RELX plc 3,229,658
2,204 Republic Services, Inc. 337,587
1,930 Resideo Technologies, Inc.
a
34,084
15,006 Rexel SA 370,858
10,565 Russel Metals, Inc. 292,686
3,461 Saab AB 187,365
2,538 Saia, Inc.
a
869,037
317 Schindler Holding AG 71,359
4,339 Schindler Holding AG,
Participation Certificates 1,018,827
3,106 Schneider Electric SE 564,289
22,600 Secom Company, Ltd. 1,529,534
9,000 Seino Holdings Company, Ltd. 128,149
20,495 Sensata Technologies Holding plc 922,070
11,547 Siemens AG 1,924,900
6,020 SkyWest, Inc.
a
245,134
2,000 SMC Corporation 1,111,524
189 Snap-On, Inc. 54,468
24,021 Southwest Airlines Company 869,800
4,247 Spirax-Sarco Engineering plc 559,774
3,255 Standex International Corporation 460,485
542 Sterling Construction Company,
Inc.
a
30,244
9,700 Sumitomo Corporation 205,785
2,300 Taikisha, Ltd. 65,641
2,600 Takara Standard Company, Ltd. 33,223
2,872 Terex Corporation 171,832
4,042 Textron, Inc. 273,360
11,243 Thales SA 1,684,531
7,177 Thomson Reuters Corporation 968,997
7,754 Timken Company 709,724
1,602 Titan International, Inc.
a
18,391
1,489 Titan Machinery, Inc.
a
43,926
15,600 Toppan, Inc. 337,142
9,315 Toromont Industries, Ltd. 765,240
2,058 Trane Technologies plc 393,613
12,056 TransUnion 944,346
7,634 Trelleborg AB 185,272
2,514 Trex Company, Inc.
a
164,818

Global Stock Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (75.7%) Value
Industrials (9.6%) - continued
13,100 Tsubakimoto Chain Company $ 334,390
1,358 Tutor Perini Corporation
a
9,710
98,905 Uber Technologies, Inc.
a
4,269,729
32 UniFirst Corporation/MA 4,960
24,592 United Parcel Service, Inc. 4,408,116
3,692 United Rentals, Inc. 1,644,306
383 Valmont Industries, Inc. 111,472
12,211 Volvo AB, Class B 252,707
3,179 Wabash National Corporation 81,510
24,657 WillScot Mobile Mini Holdings
Corporation
a
1,178,358
70,500 Yangzijiang Shipbuilding Holdings,
Ltd. 78,437
6,800 Yuasa Trading Company, Ltd. 207,666
Total 135,771,896
Information Technology (12.9%)
8,068 8x8, Inc.
a
34,128
8,807 Adobe, Inc.
a
4,306,535
27,276 Advanced Micro Devices, Inc.
a
3,107,009
8,500 Advantest Corporation 1,144,814
1,270 Alarm.com Holdings, Inc.
a
65,634
1,030 Alpha and Omega Semiconductor,
Ltd.
a
33,784
3,538 Alteryx, Inc.
a
160,625
500 American Software, Inc. 5,255
3,177 Amkor Technology, Inc. 94,516
14,332 Amphenol Corporation 1,217,503
59,616 Apple, Inc. 11,563,716
23,494 Applied Materials, Inc. 3,395,823
4,478 Arista Networks, Inc.
a
725,705
5,585 Arrow Electronics, Inc.
a
799,940
3,086 ASM International NV 1,310,332
8,899 ASML Holding NV 6,454,715
6,800 ASMPT, Ltd. 67,181
196 Aviat Networks, Inc.
a
6,541
81 Benchmark Electronics, Inc. 2,092
5,138 BILL Holdings, Inc.
a
600,375
1,589 CalAmp Corporation
a
1,684
32,241 Calix, Inc.
a
1,609,148
499 CDW Corporation 91,566
26,984 CGI, Inc.
a
2,845,567
3,760 Check Point Software
Technologies, Ltd.
a
472,331
6,948 Ciena Corporation
a
295,221
195,618 Cisco Systems, Inc. 10,121,275
24,606 Cognex Corporation 1,378,428
156 Cognizant Technology Solutions
Corporation 10,184
9,862 CommScope Holding Company,
Inc.
a
55,523
7,175 CommVault Systems, Inc.
a
521,048
1,037 Corning, Inc. 36,336
31,178 Dassault Systemes SE 1,381,531
2,014 Datadog, Inc.
a
198,137
8,184 Descartes Systems Group, Inc.
a
655,620
2,565 DocuSign, Inc.
a
131,046
4,759 Dolby Laboratories, Inc. 398,233
7,744 Dropbox, Inc.
a
206,532
718 Elastic NV
a
46,038
6,923 Entegris, Inc. 767,207
2,640 EPAM Systems, Inc.
a
593,340
35 Fair Isaac Corporation
a
28,322
18,334 Five9, Inc.
a
1,511,638
24,870 Flex, Ltd.
a
687,407
Shares Common Stock (75.7%) Value
Information Technology (12.9%) - continued
915 FormFactor, Inc.
a
$ 31,311
38,610 Fortinet, Inc.
a
2,918,530
10,200 Fuji Soft, Inc. 328,800
13,900 FUJIFILM Holdings NPV 828,206
8,900 Fujitsu, Ltd. 1,152,398
67 GoDaddy, Inc.
a
5,034
36,670 Grid Dynamics Holdings, Inc.
a
339,197
16,624 Guidewire Software, Inc.
a
1,264,754
21,274 Hackett Group, Inc. 475,474
70,287 Halma plc 2,034,487
1,100 Hamamatsu Photonics KK 54,003
10,683 Hexagon AB 131,404
139 HP, Inc. 4,269
1,413 HubSpot, Inc.
a
751,843
43,698 Infineon Technologies AG 1,799,587
1,796 IPG Photonics Corporation
a
243,933
5,442 IRESS, Ltd. 37,358
28,700 ITOCHU Techno-Solutions
Corporation 727,255
3,911 Jabil, Inc. 422,114
25,578 Juniper Networks, Inc. 801,359
4,800 Keyence Corporation 2,280,752
36 Keysight Technologies, Inc.
a
6,028
18,447 Knowles Corporation
a
333,153
1,252 Lam Research Corporation 804,861
21,048 Lattice Semiconductor
Corporation
a
2,022,081
3,011 LiveRamp Holding, Inc.
a
85,994
766 Lumentum Holdings, Inc.
a
43,455
25 Manhattan Associates, Inc.
a
4,997
1,486 Marvell Technology, Inc. 88,833
282 MaxLinear, Inc.
a
8,900
474 Microchip Technology, Inc. 42,466
89,967 Microsoft Corporation 30,637,362
6,391 MKS Instruments, Inc. 690,867
2,240 Monolithic Power Systems, Inc. 1,210,115
255 Motorola Solutions, Inc. 74,786
17,500 Murata Manufacturing Company,
Ltd. 1,005,216
2,433 NCR Corporation
a
61,312
586 NICE, Ltd.
a
120,609
21,000 Nomura Research Institute, Ltd. 580,176
6,080 Nova, Ltd.
a,c
713,184
310 Nova, Ltd.
a
35,444
89,400 NTT Data Corporation 1,253,469
31,948 NVIDIA Corporation 13,514,643
3,299 ON Semiconductor Corporation
a
312,019
5,200 Oracle Corporation Japan 386,743
160 OSI Systems, Inc.
a
18,853
3,066 PagerDuty, Inc.
a
68,924
6,295 Palo Alto Networks, Inc.
a
1,608,435
10,990 PTC, Inc.
a
1,563,877
4,832 Q2 Holdings, Inc.
a
149,309
1,046 Qorvo, Inc.
a
106,723
70,147 QUALCOMM, Inc. 8,350,299
512 Qualys, Inc.
a
66,135
3,874 Rackspace Technology, Inc.
a
10,537
16,200 Renesas Electronics Corporation
a
305,731
737 Reply SPA 83,792
2,128 RingCentral, Inc.
a
69,649
5,300 Ryoyo Electro Corporation
c
132,425
46,868 Sage Group plc 550,556
22,880 Salesforce, Inc.
a
4,833,629
84,543 Samsung Electronics Company,
Ltd. 4,655,215

Global Stock Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (75.7%) Value
Information Technology (12.9%) - continued
539 Sanmina Corporation
a
$ 32,486
16,097 SAP SE 2,198,975
10,806 ServiceNow, Inc.
a
6,072,648
21,302 Shopify, Inc.
a
1,376,109
2,289 SiTime Corporation
a
270,033
3,246 Skyworks Solutions, Inc. 359,300
559 Sopra Group SA 111,602
764 Splunk, Inc.
a
81,053
1,622 Sprinklr, Inc.
a
22,432
36,657 Sprout Social, Inc.
a
1,692,087
47,690 STMicroelectronics NV 2,378,469
3,084 Synopsys, Inc.
a
1,342,804
14,967 Technology One, Ltd. 156,947
351 Teledyne Technologies, Inc.
a
144,300
19,661 Telefonaktiebolaget LM Ericsson 106,824
1,786 Temenos AG 142,211
3,147 Teradata Corporation
a
168,081
91 Teradyne, Inc. 10,131
15,727 Texas Instruments, Inc. 2,831,175
6,800 TIS, Inc. 170,376
13,800 Tokyo Electron, Ltd.
a
1,987,593
41,909 TTM Technologies, Inc.
a
582,535
9,070 Tyler Technologies, Inc.
a
3,777,383
6,098 Unisys Corporation
a
24,270
2,870 Universal Display Corporation 413,653
4,128 Upland Software, Inc.
a
14,861
1,998 Verint Systems, Inc.
a
70,050
2,008 VeriSign, Inc.
a
453,748
6,928 Viavi Solutions, Inc.
a
78,494
7,429 Vishay Intertechnology, Inc. 218,413
8,025 Vontier Corporation 258,485
9,034 Western Digital Corporation
a
342,660
9,154 Wolfspeed, Inc.
a,c
508,871
11,635 Workiva, Inc.
a
1,182,814
1,271 Xero, Ltd.
a
101,833
1,412 Xerox Holdings Corporation 21,025
5,967 Yext, Inc.
a
67,487
108 Zebra Technologies Corporation
a
31,950
2,176 Zoom Video Communications,
Inc.
a
147,707
Total 182,334,330
Materials (4.2%)
65,865 Acerinox SA
c
700,028
16,101 Air Liquide SA 2,887,481
748 Albemarle Corporation 166,871
13,101 Alcoa Corporation 444,517
5,164 Antofagasta plc 96,032
6,859 AptarGroup, Inc. 794,684
22,523 ArcelorMittal SA 614,522
1,183 Avery Dennison Corporation 203,239
106,750 Axalta Coating Systems, Ltd.
a
3,502,468
179,883 Barrick Gold Corporation 3,042,973
9,793 BASF SE 475,777
12,793 Berry Plastics Group, Inc. 823,102
131,047 BHP Group, Ltd. 3,939,539
63,809 BlueScope Steel, Ltd. 878,194
4,505 Boliden AB 130,547
2,732 Buzzi SPA 68,450
12,425 Celanese Corporation 1,438,815
50,123 Centamin plc 58,155
48,319 CF Industries Holdings, Inc. 3,354,305
13,467 Cleveland-Cliffs, Inc.
a
225,707
273 Commercial Metals Company 14,376
Shares Common Stock (75.7%) Value
Materials (4.2%) - continued
10,527 Compass Minerals International,
Inc. $ 357,918
4,636 Corteva, Inc. 265,643
2,532 Eagle Materials, Inc. 472,015
26,701 Eastman Chemical Company 2,235,408
1,402 Evonik Industries AG 26,715
31,363 Evraz plc
a,d
4
61,278 Fortescue Metals Group, Ltd. 909,289
122,900 Glencore plc 696,830
80,050 Granges AB 763,936
117 Hawkins, Inc. 5,580
9,434 Heidelberg Materials AG 775,841
45,934 Hexpol AB 487,725
14,735 Holcim, Ltd. 993,246
15,080 Hudbay Minerals, Inc.
a
72,284
5,913 Huntsman Corporation 159,769
895 Ingevity Corporation
a
52,053
2,651 Innospec, Inc. 266,266
1,027 Kaiser Aluminum Corporation 73,574
30,600 Kyoei Steel, Ltd. 432,507
2,500 Lintec Corporation 39,515
3,073 LSB Industries, Inc.
a
30,269
356 LyondellBasell Industries NV 32,692
1,843 Martin Marietta Materials, Inc. 850,895
1,993 Mercer International, Inc. 16,084
833 Myers Industries, Inc. 16,185
5,485 Newmont Corporation 233,990
53,700 Nippon Steel Corporation 1,123,902
11,212 Norsk Hydro ASA 66,838
14,333 Northern Star Resources, Ltd. 116,769
36,162 Nucor Corporation 5,929,845
1,862 Nutrien, Ltd. 109,951
3,962 O-I Glass, Inc.
a
84,509
2,210 Orion SA 46,896
751 PPG Industries, Inc. 111,373
73,540 Ranpak Holdings Corporation
a
332,401
708 Reliance Steel & Aluminum
Company 192,286
51,845 Rio Tinto plc 3,294,741
35,894 Rio Tinto, Ltd. 2,748,758
10,304 RPM International, Inc. 924,578
1,523 Ryerson Holding Corporation 66,068
4,904 Schnitzer Steel Industries, Inc. 147,071
29,200 Shin-Etsu Chemical Company,
Ltd.
a
975,804
6,063 Sika AG 1,736,447
7,041 Solvay SA 787,327
179,436 SSAB AB, Class A 1,276,829
120,370 SSAB AB, Class B 834,662
2,779 Steel Dynamics, Inc. 302,716
21,415 Stora Enso Oyj 248,456
2,000 Sumitomo Metal Mining Company,
Ltd. 64,564
11,887 Summit Materials, Inc.
a
449,923
2,918 SunCoke Energy, Inc. 22,965
12,200 Taiyo Holdings Company, Ltd. 226,848
1,936 TimkenSteel Corporation
a
41,760
27,500 Toagosei Company, Ltd. 246,744
1,215 TriMas Corporation 33,400
1,293 Trinseo plc 16,382
29,081 Tronox Holdings plc 369,620
10,222 United States Steel Corporation 255,652
704 Vidrala SA 66,552
417 Voestalpine AG 14,986
1,897 Vulcan Materials Company 427,660

Global Stock Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (75.7%) Value
Materials (4.2%) - continued
6,564 WestRock Company $ 190,816
44,430 Yara International ASA 1,569,797
Total 59,581,911
Real Estate (2.2%)
17,824 Agree Realty Corporation 1,165,511
8,374 Apartment Income REIT
Corporation 302,218
11,767 AvalonBay Communities, Inc. 2,227,140
1,065 Azrieli Group, Ltd. 60,168
2,640 Camden Property Trust 287,417
1,821 CareTrust REIT, Inc. 36,165
29,696 CBRE Group, Inc.
a
2,396,764
702 Centerspace 43,075
2,387 Chatham Lodging Trust 22,342
19,081 CubeSmart 852,157
4,000 Daito Trust Construction Company,
Ltd. 405,223
57,700 Daiwa House Industry Company,
Ltd. 1,524,548
4,312 DigitalBridge Group, Inc. 63,430
11,274 Dream Industrial REIT 120,080
630 EastGroup Properties, Inc. 109,368
4,618 Elme Communities 75,920
8,255 EPR Properties 386,334
20,699 Equity Commonwealth 419,362
7,206 Equity Residential 475,380
4,807 Essential Properties Realty Trust,
Inc. 113,157
842 Essex Property Trust, Inc. 197,281
2,397 Extra Space Storage, Inc. 356,793
10,906 Fastighets AB Balder
a
39,933
6,609 First Industrial Realty Trust, Inc. 347,898
3,236 FirstService Corporation 498,635
9,608 Four Corners Property Trust, Inc. 244,043
2,102 Getty Realty Corporation 71,090
266 Gladstone Land Corporation 4,328
82,000 Hang Lung Properties, Ltd. 126,892
172,554 Healthcare Realty Trust, Inc. 3,254,368
33,000 Henderson Land Development
Company, Ltd. 98,275
186,790 Host Hotels & Resorts, Inc. 3,143,676
1,432 Howard Hughes Corporation
a
113,013
23,000 Hysan Development Company,
Ltd. 56,208
6,695 InterRent REIT 64,790
2,299 Kennedy-Wilson Holdings, Inc. 37,543
26,468 Kimco Realty Corporation 521,949
2,710 LEG Immobilien AG
a
156,364
1,238 Life Storage, Inc. 164,604
867 LTC Properties, Inc. 28,628
19,080 LXP Industrial Trust 186,030
1,822 Mid-America Apartment
Communities, Inc. 276,689
9,970 National Storage Affiliates Trust 347,255
9,327 NetSTREIT Corporation 166,673
15,302 NNN REIT, Inc. 654,773
4,893 Nyfosa AB 27,085
8,691 Pebblebrook Hotel Trust 121,153
11,011 PSP Swiss Property AG 1,230,337
3,479 Realty Income Corporation 208,009
6,912 Regency Centers Corporation 426,954
14,790 Rexford Industrial Realty, Inc. 772,334
110,000 Road King Infrastructure, Ltd.
a
39,130
11,443 Sabra Health Care REIT, Inc. 134,684
Shares Common Stock (75.7%) Value
Real Estate (2.2%) - continued
13,459 SBA Communications Corporation $ 3,119,258
21,201 Service Properties Trust 184,237
26,391 Sino Land Company, Ltd. 32,490
74,500 Sun Hung Kai Properties, Ltd. 941,278
36,500 Swire Pacific, Ltd. 280,418
20,000 Swire Properties, Ltd. 49,277
1,663 Terreno Realty Corporation 99,946
16,358 UDR, Inc. 702,740
2,130 Welltower, Inc. 172,296
6,000 Wharf Real Estate Investment
Company, Ltd. 30,104
34,270 Wing Tai Holdings, Ltd. 37,277
6,915 Zillow Group, Inc.
a
340,218
Total 31,192,715
Utilities (1.9%)
2,061 AES Corporation 42,725
6,276 Alliant Energy Corporation 329,364
20,418 APA Group 132,104
1,875 Artesian Resources Corporation 88,538
8,265 ATCO, Ltd. 246,063
912 Avista Corporation 35,814
4,324 Black Hills Corporation 260,564
11,845 Canadian Utilities, Ltd. 306,776
1,300 Chugoku Electric Power Company,
Inc.
a
8,802
37,500 CK Infrastructure Holdings, Ltd. 198,903
2,235 Consolidated Water Company,
Ltd.
c
54,154
47,245 Constellation Energy Corporation 4,325,280
38,501 Contact Energy, Ltd. 191,625
3,840 DTE Energy Company 422,477
26,398 Duke Energy Corporation 2,368,957
99,228 E.ON SE 1,267,582
6,816 Edison International 473,371
3,367 Encavis AG
a
55,307
2,150 Endesa SA 46,199
512,622 Enel SPA 3,456,324
76,417 Engie SA 1,272,569
31,549 Entergy Corporation 3,071,926
7,215 Evergy, Inc. 421,500
3,853 Fortis, Inc. 166,045
65,479 Iberdrola SA 855,079
35,583 Italgas SPA 210,960
473 NextEra Energy Partners, LP 27,737
54,286 NiSource, Inc. 1,484,722
10,385 NorthWestern Corporation 589,453
25,368 OGE Energy Corporation 910,965
4,664 PG&E Corporation
a
80,594
7,790 Pinnacle West Capital Corporation 634,573
7,184 Portland General Electric
Company 336,427
35,968 Public Service Enterprise Group,
Inc. 2,251,956
7,327 RWE AG 319,284
9,684 Terna Rete Elettrica Nazionale SPA 82,597
7,146 UGI Corporation 192,728
753 Vistra Energy Corporation 19,766
1,523 Xcel Energy, Inc. 94,685
Total 27,334,495
Total Common Stock
(cost $850,352,139) 1,074,298,725

Global Stock Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies ( 5.4% ) Value
U.S. Affiliated  (4.7%)
4,382,832 Thrivent Core Emerging Markets
Equity Fund $ 37,648,523
3,095,001 Thrivent Core Small Cap Value
Fund 28,474,005
Total 66,122,528
U.S. Unaffiliated  (0.7%)
7,743 Communication Services Select
Sector SPDR Fund 503,915
3,145 Invesco QQQ Trust Series 1 1,161,826
1,355 iShares Russell 2000 Growth Index
Fund 328,804
17,306 SPDR S&P 500 ETF Trust 7,671,404
8,738 SPDR S&P Biotech ETF
c
727,002
2,416 SPDR S&P Oil & Gas Exploration
ETF
c
311,253
Total 10,704,204
Total Registered Investment
Companies (cost $80,761,368) 76,826,732
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
3,324,166 Thrivent Cash Management Trust 3,324,166
Total Collateral Held for
Securities Loaned
(cost $3,324,166) 3,324,166
Shares Preferred Stock ( 0.1% ) Value
Consumer Discretionary (0.1%)
2,023 Bayerische Motoren Werke AG 230,531
9,071 Volkswagen AG 1,219,805
Total 1,450,336
Total Preferred Stock
(cost $1,338,479) 1,450,336
Shares or
Principal
Amount Short-Term Investments ( 18.5% ) Value
Federal Home Loan Bank Discount
Notes
35,650,000 4.800%, 7/3/2023
e
35,650,000
20,000,000 4.785%, 7/6/2023
e
19,991,949
20,000,000 4.815%, 7/10/2023
e
19,981,220
5,000,000 5.085%, 7/11/2023
e
4,994,635
50,000,000 5.006%, 7/12/2023
e
49,939,644
7,000,000 5.150%, 7/14/2023
e
6,989,674
30,000,000 5.097%, 7/17/2023
e
29,943,687
12,275,000 5.066%, 7/21/2023
e
12,245,383
10,000,000 5.060%, 7/24/2023
e
9,971,857
9,000,000 5.000%, 7/25/2023
e
8,973,466
5,800,000 5.048%, 7/26/2023
e,f
5,782,125
5,000,000 5.000%, 7/31/2023
e
4,981,246
6,000,000 5.000%, 8/2/2023
e
5,975,654
5,490,000 5.100%, 8/9/2023
e
5,462,539
100,000 5.150%, 8/15/2023
e,f
99,419
1,700,000 5.046%, 8/16/2023
e,f
1,689,893
9,000,000 5.050%, 8/30/2023
e
8,929,532
6,900,000 5.090%, 9/13/2023
e,f
6,832,216
Federal National Mortgage
Association Discount Notes
4,000,000 4.860%, 9/18/2023
e,f
3,957,991
Shares or
Principal
Amount Short-Term Investments (18.5%) Value
U.S. Treasury Bills
5,000,000 5.060%, 8/3/2023
e
$ 4,977,982
5,000,000 5.087%, 8/10/2023
e
4,972,912
10,000,000 5.083%, 8/15/2023
e
9,938,531
Total Short-Term Investments
(cost $262,191,378) 262,281,555
Total Investments (cost
$1,197,967,530) 99.9% $1,418,181,514
Other Assets and Liabilities, Net
0.1% 1,800,685
Total Net Assets 100.0% $1,419,982,199
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2023, the value of these investments was $4,610,757 or 0.3% of
total net assets.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Portfolio as of June 30, 2023:
Securities Lending Transactions
Common Stock $ 3,259,145
Total lending $3,259,145
Gross amount payable upon return of
collateral for securities loaned $3,324,166
Net amounts due to counterparty $65,021
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
DRIP - Dividend Reinvestment Plan
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Global Stock Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 266,835,656
Gross unrealized depreciation (37,948,295)
Net unrealized appreciation (depreciation) $ 228,887,361
Cost for federal income tax purposes $ 1,197,641,118
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2023, in valuing Global Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 67,928,462 52,750,521 15,177,941 –
Consumer Discretionary 123,581,082 76,874,615 46,706,467 –
Consumer Staples 63,764,654 40,676,674 23,087,980 –
Energy 58,186,365 38,216,621 19,969,744 –
Financials 172,268,670 111,189,894 61,078,776 –
Health Care 152,354,145 103,681,461 48,672,684 –
Industrials 135,771,896 82,919,254 52,852,641 1
Information Technology 182,334,330 143,291,734 39,042,596 –
Materials 59,581,911 26,092,297 33,489,610 4
Real Estate 31,192,715 25,872,838 5,319,877 –
Utilities 27,334,495 18,518,276 8,816,219 –
Registered Investment Companies
U.S. Unaffiliated 10,704,204 10,704,204 – –
Preferred Stock
Consumer Discretionary 1,450,336 – 1,450,336 –
Short-Term Investments 262,281,555 – 262,281,555 –
Subtotal Investments in Securities $1,348,734,820 $730,788,389 $617,946,426 $5
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 66,122,528
Collateral Held for Securities Loaned 3,324,166
Subtotal Other Investments $69,446,694
Total Investments at Value $1,418,181,514
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of June 30, 2023, in valuing Global Stock Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 9,839,822 9,839,822 – –
Total Asset Derivatives $9,839,822 $9,839,822 $– $–
Liability Derivatives
Futures Contracts 1,492,857 1,492,857 – –
Total Liability Derivatives $1,492,857 $1,492,857 $– $–

Global Stock Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Global Stock Portfolio's futures contracts held as of June 30, 2023. Investments and/or cash totaling $13,377,053 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini S&P 500 Index 1,273 September 2023 $ 276,390,540 $ 9,286,572
ICE mini MSCI EAFE Index 617 September 2023 65,943,925 553,250
ICE US mini MSCI Emerging Markets Index 281 September 2023 14,170,133 (149,638)
Total Futures Long Contracts $ 356,504,598 $ 9,690,184
CME E-mini Russell 2000 Index (653) September 2023 ( $ 62,084,781) ( $ 71,024)
CME E-mini S&P Mid-Cap 400 Index (201) September 2023 (51,874,215) (1,272,195)
Total Futures Short Contracts ( $ 113,958,996) ($1,343,219)
Total Futures Contracts $ 242,545,602 $8,346,965
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2023, for Global Stock Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 9,839,822
Total Equity Contracts 9,839,822
Total Asset Derivatives $9,839,822
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,492,857
Total Equity Contracts 1,492,857
Total Liability Derivatives $1,492,857
*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2023, for
Global Stock Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 15,531,224
Total Equity Contracts
15,531,224
Total $15,531,224
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2023, for Global Stock Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 14,859,069
Total Equity Contracts 14,859,069
Total $14,859,069

Global Stock Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Global Stock Portfolio's average volume of derivative activity during the period ended June 30, 2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $313,318,707
Futures - Short (87,287,365)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
6/30/2023
Shares Held at
6/30/2023
% of Net
Assets
6/30/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $35,589 $– $– $37,649 4,383 2.7%
Core Small Cap Value 28,288 – – 28,474 3,095 2.0
Total U.S. Affiliated Registered Investment
Companies 63,877 66,123 4.7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,205 49,975 47,856 3,324 3,324 0.2
Total Collateral Held for Securities Loaned 1,205 3,324 0.2
Total Value $65,082 $69,447
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 6/30/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $2,060 $ – $–
Core Small Cap Value Fund – 186 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 62
Total Affiliated Income from Securities Loaned, Net $62
Total Value $– $2,246 $ –

Government Bond Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 99 .0% ) Value
Asset-Backed Securities (5.3%)
Cascade Funding Mortgage Trust,
LLC
$ 686,822
0.985%,  11/25/2050, Ser.
2021-EBO1, Class A
a,b
$ 624,077
ECMC Group Student Loan Trust
410,284
6.150%,  (LIBOR 1M +
1.000%), 1/27/2070, Ser.
2020-3A, Class A1B
a,b
400,883
Finance of America HECM Buyout
604,077
2.695%,  2/25/2032, Ser.
2022-HB1, Class A
a,b
566,172
GMAC Mortgage Corporation
Loan Trust
28,597
5.650%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,c
15,977
Goodgreen
912,100
3.860%,  10/15/2054, Ser.
2019-1A, Class A
a
797,528
Kentucky Higher Education
Student Loan Corporation
Student Loan Rev.
1,183,478
1.650%,  3/25/2051, Ser.
2021-1 1,038,566
Missouri Higher Education Loan
Auth.
1,085,998
1.530%,  1/25/2061, Ser.
2021-1 922,328
1,342,702
5.850%,  (LIBOR 1M +
0.700%), 3/25/2061, Ser.
2021-2
b
1,320,097
Navient Student Loan Trust
1,170,084
1.310%,  12/26/2069, Ser.
2021-1A, Class A1A
a
995,967
678,552
6.200%,  (LIBOR 1M +
1.050%), 6/25/2069, Ser.
2020-1A, Class A1B
a,b
669,554
835,203
6.050%,  (LIBOR 1M +
0.900%), 8/26/2069, Ser.
2020-2A, Class A1B
a,b
818,950
New Hampshire Higher Education
Loan Corporation
589,021
6.350%,  (LIBOR 1M +
1.200%), 9/25/2060, Ser.
2020-1, Class A1B
b
582,496
Preferred Term Securities XXIII,
Ltd./Preferred Term Securities
XXIII, Inc.
32,906
5.752%,  (LIBOR 3M +
0.200%), 12/22/2036, Ser.
A-FP
a,b
31,958
SLM Student Loan Trust
219,253
5.550%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
211,112
Total 8,995,665
Collateralized Mortgage Obligations (17.0%)
Cascade Funding Mortgage Trust,
LLC
744,646
0.801%,  2/25/2031, Ser.
2021-HB5, Class A
a,b
720,408
Principal
Amount Long-Term Fixed Income (99.0%) Value
Collateralized Mortgage Obligations (17.0%) -
continued
$ 1,211,644
1.151%,  10/27/2031, Ser.
2021-HB7, Class A
a,b
$ 1,134,484
Federal Agricultural Mortgage
Corporation Real Estate Trust
1,737,152
2.180%,  1/25/2051, Ser.
2021-1, Class A
a,b,c
1,373,041
1,678,195
2.631%,  1/25/2052, Ser.
2023-1, Class A
a,b,c
1,366,449
Federal Home Loan Mortgage
Corporation - REMIC
194,890
4.000%,  1/25/2051, Ser.
5249, Class LA 185,943
1,573,128
1.500%,  3/25/2050, Ser.
4982, Class JA 1,207,276
1,552,059
4.000%,  8/25/2052, Ser.
5256, Class AY 1,437,845
125,217
2.000%,  1/15/2041, Ser.
4074, Class JA 118,095
648,082
1.750%,  6/15/2042, Ser.
4097, Class QN 552,666
458,439
1.750%,  12/15/2042, Ser.
4141, Class KM 385,674
593,598
3.000%,  5/15/2045, Ser.
4631, Class PA 544,649
465,170
3.000%,  3/15/2047, Ser.
4734, Class JA 424,532
737,535
3.500%,  8/15/2047, Ser.
4860, Class CA 692,752
1,350,000
3.000%,  9/25/2048, Ser.
5210, Class GD 1,057,583
1,700,000
2.500%,  12/15/2048, Ser.
5094, Class BC 1,355,354
905,093
2.000%,  9/25/2049, Ser.
4906, Class KE 756,388
Federal Home Loan Mortgage
Corporation - SCRT
748,046
3.250%,  6/25/2057, Ser.
2017-4, Class HT
c
670,981
1,135,659
3.000%,  8/25/2056, Ser.
2017-2, Class HA
c
1,048,324
1,142,632
2.500%,  8/25/2059, Ser.
2020-1, Class MT
c
962,204
1,275,614
2.500%,  9/25/2060, Ser.
2021-1, Class MTU 1,064,184
1,262,561
2.000%,  11/25/2059, Ser.
2020-2, Class MT
c
1,030,422
1,108,175
2.500%,  11/25/2060, Ser.
2021-2, Class MTU
c
924,624
Federal Home Loan Mortgage
Corporation - SLST
1,004,871
2.000%,  9/25/2030, Ser.
2020-2, Class A1C
c
891,172
1,800,000
2.250%,  5/26/2031, Ser.
2021-1, Class A2C
c
1,493,680
Federal National Mortgage
Association - REMIC
786,911
4.500%,  6/25/2052, Ser.
2022-43, Class MA 759,083
460,644
4.000%,  7/25/2052, Ser.
2022-37, Class PE 437,394
369,717
2.000%,  11/25/2032, Ser.
2012-123, Class BA 333,956
1,326,901
3.000%,  12/25/2039, Ser.
2014-81, Class ZH 1,167,527

Government Bond Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.0%) Value
Collateralized Mortgage Obligations (17.0%) -
continued
$ 346,641
3.000%,  6/25/2042, Ser.
2016-24, Class LJ $ 331,557
389,889
3.000%,  1/25/2043, Ser.
2013-114, Class AB 362,507
487,687
3.250%,  6/25/2043, Ser.
2013-60, Class PT 446,780
781,267
4.500%,  1/25/2046, Ser.
2022-68, Class BA 760,158
420,186
3.000%,  3/25/2046, Ser.
2016-66, Class PA 379,118
109,527
3.500%,  12/25/2047, Ser.
2018-41, Class PB 102,937
NewRez Warehouse Securitization
Trust
1,516,667
5.900%,  (LIBOR 1M +
0.750%), 5/25/2055, Ser.
2021-1, Class A
a,b
1,504,607
RMF Buyout Issuance Trust
610,854
1.259%,  11/25/2031, Ser.
2021-HB1, Class A
a,b
584,316
Total 28,568,670
Commercial Mortgage-Backed Securities (6.6%)
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,600,000
3.000%,  6/25/2032, Ser.
K147, Class A2
b,c
1,424,431
1,700,000
3.500%,  7/25/2032, Ser.
K148, Class A2
b,c
1,574,935
1,600,000
3.530%,  8/25/2032, Ser.
K149, Class A2
c
1,488,344
1,500,000
3.710%,  9/25/2032, Ser.
K-150, Class A2
b,c
1,412,417
3,000,000
3.800%,  10/25/2032, Ser.
K-151, Class A2
b,c
2,844,845
300,000
3.820%,  12/25/2032, Ser.
K-153, Class A2
b,c
284,711
500,000
4.350%,  1/25/2033, Ser.
K-154, Class A2
b,c
494,839
1,600,000
4.200%,  5/25/2033, Ser.
K-157, Class A2
c
1,566,098
Total 11,090,620
Mortgage-Backed Securities (29.4%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,763,966 3.000%,  2/1/2050 1,571,652
1,307,148 2.500%,  5/1/2051 1,113,255
690,457 3.500%,  5/1/2052 629,767
938,684 4.000%,  5/1/2052 886,796
2,504,023 3.500%,  6/1/2052 2,285,057
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
355,633 2.500%,  7/1/2030 330,475
Federal National Mortgage
Association
4,863,432 2.000%,  4/1/2052 3,982,912
Principal
Amount Long-Term Fixed Income (99.0%) Value
Mortgage-Backed Securities (29.4%) -
continued
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
$ 1,105,057 3.500%,  5/1/2040 $ 1,036,944
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,251,966 3.000%,  1/1/2052 1,990,957
81,050 2.000%,  2/1/2051 66,676
42,137 2.000%,  2/1/2051 34,628
1,367,604 2.500%,  2/1/2051 1,166,429
836,485 2.500%,  2/1/2051 715,303
2,249,430 2.000%,  3/1/2051 1,843,150
2,311,876 3.000%,  3/1/2052 2,040,337
1,117,064 2.000%,  4/1/2051 916,576
1,341,911 3.000%,  4/1/2051 1,185,155
1,389,359 3.000%,  5/1/2050 1,234,967
84,387 2.000%,  5/1/2051 69,119
1,212,655 3.000%,  5/1/2051 1,081,762
955,622 3.000%,  6/1/2050 853,989
2,143,094 2.500%,  7/1/2051 1,825,277
483,607 3.500%,  7/1/2051 446,084
842,339 3.500%,  8/1/2050 778,302
837,029 3.500%,  9/1/2052 766,281
1,411,594 4.000%,  10/1/2052 1,327,717
98,503 2.000%,  11/1/2051 80,491
362,630 2.000%,  12/1/2050 298,261
2,270,312 2.500%,  12/1/2051 1,938,085
4,444,652 4.500%,  12/1/2052 4,303,921
1,115,000 4.000%,  7/1/2049
d
1,046,314
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
1,646,550 2.500%,  3/1/2062 1,347,799
575,301 3.500%,  7/1/2061 520,756
721,208 4.000%,  12/1/2061 676,884
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
6,150,000 5.000%,  7/1/2053
d
6,043,336
2,250,000 5.500%,  7/1/2053
d
2,239,453
700,000 4.500%,  7/1/2049 675,609
Total 49,350,476
U.S. Government & Agencies (40.7%)
Federal Farm Credit Bank
1,250,000 1.320%,  3/18/2030 1,033,586
Federal Home Loan Bank
2,050,000 5.900%,  3/10/2043 2,037,135
Tennessee Valley Authority
1,115,000 5.250%,  9/15/2039 1,182,528
U.S. Treasury Bonds
1,265,000 1.375%,  8/15/2050 735,034
1,300,000 4.250%,  12/31/2024 1,281,820
500,000 1.875%,  2/28/2027 458,320
5,340,000 2.625%,  2/15/2029 4,948,052
7,560,000 1.500%,  2/15/2030 6,475,022
6,000,000 3.500%,  2/15/2033 5,844,375
700,000 3.875%,  2/15/2043 682,500
4,180,000 2.500%,  5/15/2046 3,214,191
3,500,000 2.875%,  5/15/2049 2,892,832

Government Bond Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.0%) Value
U.S. Government & Agencies (40.7%) -
continued
U.S. Treasury Notes
$ 6,850,000 2.250%,  11/15/2024 $ 6,578,141
200,000 1.375%,  1/31/2025 188,617
1,400,000 4.625%,  2/28/2025 1,389,117
4,400,000 0.250%,  8/31/2025 3,991,969
525,000 2.625%,  1/31/2026 499,632
8,000,000 4.625%,  3/15/2026 8,008,750
2,000,000 3.750%,  4/15/2026 1,957,500
800,000 3.250%,  6/30/2027 769,375
1,000,000 0.625%,  11/30/2027 856,445
10,450,000 3.625%,  3/31/2028 10,206,711
3,100,000 4.000%,  10/31/2029 3,091,887
Total 68,323,539
Total Long-Term Fixed Income
(cost $178,270,004) 166,328,970
Shares or
Principal
Amount Short-Term Investments ( 6 .7% ) Value
Federal Home Loan Bank Discount
Notes
400,000 5.090%, 9/13/2023
e,f
396,070
Thrivent Core Short-Term Reserve
Fund
1,080,429 5.460% 10,804,287
Total Short-Term Investments
(cost $11,178,518) 11,200,357
Total Investments (cost
$189,448,522) 105.7% $ 177,529,327
Other Assets and Liabilities, Net
(5.7%) (9,501,572)
Total Net Assets 100.0% $ 168,027,755
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2023, the value of these investments was $11,588,394 or 6.9% of
total net assets.
b Denotes variable rate securities. The rate shown is as of
June 30, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the security is insured or guaranteed.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
HECM - Home Equity Conversion Mortgage
REMIC - Real Estate Mortgage Investment Conduit
SCRT - Seasoned Credit Risk Transfer
Ser. - Series
SLST - Seasoned Loans Structured Transactions
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 203,062
Gross unrealized depreciation (12,605,527)
Net unrealized appreciation (depreciation) $ (12,402,465)
Cost for federal income tax purposes $ 189,554,387

Government Bond Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2023, in valuing Government Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 8,995,665 – 8,995,665 –
Collateralized Mortgage Obligations 28,568,670 – 28,568,670 –
Commercial Mortgage-Backed Securities 11,090,620 – 11,090,620 –
Mortgage-Backed Securities 49,350,476 – 49,350,476 –
U.S. Government & Agencies 68,323,539 – 68,323,539 –
Short-Term Investments 396,070 – 396,070 –
Subtotal Investments in Securities $ 166,725,040 $ – $ 166,725,040 $ –
Other Investments  * Total
Affiliated Short-Term Investments 10,804,287
Subtotal Other Investments $ 10,804,287
Total Investments at Value $ 177,529,327
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of June 30, 2023, in valuing Government Bond Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 377,405 377,405 – –
Total Liability Derivatives $ 377,405 $ 377,405 $ – $ –
The following table presents Government Bond Portfolio's futures contracts held as of June 30, 2023. Investments and/or cash totaling $396,070 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 10 September 2023 $ 1,144,090 ( $ 21,434 )
CBOT 2-Yr. U.S. Treasury Note 25 September 2023 5,156,900 (73,306)
CBOT 5-Yr. U.S. Treasury Note 122 September 2023 13,333,585 (268,148)
CBOT U.S. Long Bond 17 September 2023 2,161,837 (4,431)
Total Futures Long Contracts $ 21,796,412 ( $ 367,319 )
CME Ultra Long Term U.S. Treasury Bond (8) September 2023 ( $ 1,079,664 ) ( $ 10,086 )
Total Futures Short Contracts ( $ 1,079,664 ) ( $ 10,086 )
Total Futures Contracts $ 20,716,748 ( $ 377,405 )

Government Bond Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2023, for Government Bond
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 377,405
Total Interest Rate Contracts 377,405
Total Liability Derivatives $ 377,405
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2023, for
Government Bond Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 41,461
Futures Net realized gains/(losses) on Futures contracts (3,258)
Total Interest Rate Contracts
38,203
Total $ 38,203
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2023, for Government Bond Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts (23,542)
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (293,662)
Total Interest Rate Contracts (317,204)
Total ( $ 317,204 )
The following table presents Government Bond Portfolio's average volume of derivative activity during the period ended June 30, 2023.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $ 25,618,260
Futures - Short (5,665,977)
Options Written (2,344,641)

Government Bond Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
6/30/2023
Shares Held at
6/30/2023
% of Net
Assets
6/30/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% $ 18,252 $ 38,151 $ 45,599 $ 10,804 1,080 6.4%
Total Affiliated Short-Term Investments 18,252 10,804 6.4
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 214 109 323 – – –
Total Collateral Held for Securities Loaned 214 – –
Total Value $ 18,466 $ 10,804
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 6/30/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% $16 ($16) $ – $ 367
Total Income/Non Income Cash from Affiliated
Investments $ 367
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $ 0
Total Value $16 ($16) $ –

Healthcare Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 99.2% ) Value
Biotechnology (13.7%)
80,290 AbbVie, Inc. $ 10,817,472
15,196 Amgen, Inc. 3,373,816
13,369 Biogen, Inc.
a
3,808,159
114,096 Gilead Sciences, Inc. 8,793,379
66,956 Halozyme Therapeutics, Inc.
a
2,415,103
7,314 Regeneron Pharmaceuticals, Inc.
a
5,255,401
12,158 Vertex Pharmaceuticals, Inc.
a
4,278,522
Total 38,741,852
Health Care Distributors (1.5%)
12,894 AmerisourceBergen Corporation 2,481,192
3,937 McKesson Corporation 1,682,320
Total 4,163,512
Health Care Equipment (18.8%)
102,305 Abbott Laboratories 11,153,291
7,266 ABIOMED, Inc., CVR
a,b
6,670
30,081 Baxter International, Inc. 1,370,490
83,104 Boston Scientific Corporation
a
4,495,095
38,296 Dexcom, Inc.
a
4,921,419
21,191 Edwards Lifesciences Corporation
a
1,998,947
55,147 Envista Holdings Corporation
a
1,866,174
4,312 IDEXX Laboratories, Inc.
a
2,165,616
4,779 Insulet Corporation
a
1,377,977
25,711 Intuitive Surgical, Inc.
a
8,791,619
38,477 Medtronic plc 3,389,824
15,944 QuidelOrtho Corporation
a
1,321,120
4,843 ShockWave Medical, Inc.
a
1,382,241
14,264 Stryker Corporation 4,351,804
31,286 Zimmer Biomet Holdings, Inc. 4,555,242
Total 53,147,529
Health Care Facilities (3.0%)
19,839 Acadia Healthcare Company, Inc.
a
1,579,978
17,569 HCA Healthcare, Inc. 5,331,840
9,729 Universal Health Services, Inc. 1,534,944
Total 8,446,762
Health Care Services (5.4%)
8,606 Cigna Group 2,414,843
102,905 CVS Health Corporation 7,113,823
12,651 Laboratory Corporation of America
Holdings 3,053,066
10,333 Quest Diagnostics, Inc. 1,452,406
64,397 R1 RCM, Inc.
a
1,188,125
Total 15,222,263
Health Care Supplies (2.7%)
8,464 Align Technology, Inc.
a
2,993,209
8,873 Cooper Companies, Inc. 3,402,175
16,448 Lantheus Holdings, Inc.
a
1,380,316
Total 7,775,700
Life Sciences Tools & Services (10.5%)
95,712 Avantor, Inc.
a
1,965,924
35,909 Bio-Techne Corporation 2,931,252
48,642 Danaher Corporation 11,674,080
14,934 IQVIA Holding, Inc.
a
3,356,715
942 Mettler-Toledo International, Inc.
a
1,235,565
16,129 Thermo Fisher Scientific, Inc. 8,415,306
Total 29,578,842
Shares Common Stock (99.2%) Value
Managed Health Care (13.4%)
21,911 Elevance Health, Inc. $ 9,734,838
9,339 Molina Healthcare, Inc.
a
2,813,280
30,202 Progyny, Inc.
a
1,188,147
50,596 UnitedHealth Group, Inc. 24,318,462
Total 38,054,727
Pharmaceuticals (30.2%)
49,142 AstraZeneca plc ADR 3,517,093
35,069 Eli Lilly & Company 16,446,660
10,209 Jazz Pharmaceuticals, Inc.
a
1,265,610
151,395 Johnson & Johnson 25,058,900
156,004 Merck & Company, Inc. 18,001,302
13,047 Novo Nordisk AS ADR 2,111,396
331,422 Pfizer, Inc. 12,156,559
40,959 Zoetis, Inc. 7,053,549
Total 85,611,069
Total Common Stock
(cost $219,208,468) 280,742,256
Shares Short-Term Investments ( 0.8% ) Value
Thrivent Core Short-Term Reserve
Fund
237,497 5.460% 2,374,965
Total Short-Term Investments
(cost $2,372,635) 2,374,965
Total Investments (cost
$221,581,103) 100.0% $283,117,221
Other Assets and Liabilities, Net
(<0.1%) (16,454)
Total Net Assets 100.0% $283,100,767
a Non-income producing security.
b Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CVR - Contingent Value Right
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 63,889,036
Gross unrealized depreciation (3,359,295)
Net unrealized appreciation (depreciation) $ 60,529,741
Cost for federal income tax purposes $ 222,587,480

Healthcare Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2023, in valuing Healthcare Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Biotechnology 38,741,852 38,741,852 – –
Health Care Distributors 4,163,512 4,163,512 – –
Health Care Equipment 53,147,529 53,140,859 – 6,670
Health Care Facilities 8,446,762 8,446,762 – –
Health Care Services 15,222,263 15,222,263 – –
Health Care Supplies 7,775,700 7,775,700 – –
Life Sciences Tools & Services 29,578,842 29,578,842 – –
Managed Health Care 38,054,727 38,054,727 – –
Pharmaceuticals 85,611,069 85,611,069 – –
Subtotal Investments in Securities $280,742,256 $280,735,586 $– $6,670
Other Investments  * Total
Affiliated Short-Term Investments 2,374,965
Subtotal Other Investments $2,374,965
Total Investments at Value $283,117,221
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2023, for
Healthcare Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Foreign Exchange Contracts
Forward Contracts Net realized gains/(losses) on Foreign currency forward contracts 118,394
Total Foreign Exchange Contracts 118,394
Total $118,394
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2023, for Healthcare Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Forward Contracts Change in net unrealized appreciation/(depreciation) on Foreign currency forward contracts (78,633)
Total Foreign Exchange Contracts (78,633)
Total ($78,633)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2023, for Healthcare Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Forward Contracts Change in net unrealized appreciation/(depreciation) on Foreign currency forward contracts (78,633)
Total Foreign Exchange Contracts (78,633)
Total ($78,633)

Healthcare Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Healthcare Portfolio's average volume of derivative activity during the period ended June 30, 2023.
Derivative Risk Category Average Notional Value
Foreign Exchange Contracts
Contracts Sold ($2,493,975)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Healthcare Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
6/30/2023
Shares Held at
6/30/2023
% of Net
Assets
6/30/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% $9,908 $26,912 $34,445 $2,375 237 0.8%
Total Affiliated Short-Term Investments 9,908 2,375 0.8
Total Value $9,908 $2,375
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 6/30/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% $0 $0 $ – $157
Total Income/Non Income Cash from Affiliated
Investments $157
Total Value $0 $0 $ –

High Yield Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 3.5% )
a
Value
Basic Materials (0.4%)
Grinding Media, Inc., Term Loan
$ 3,376,853
9.199%,  (LIBOR 1M +
4.000%), 10/12/2028
b
$ 3,277,675
Total 3,277,675
Communications Services (1.1%)
Cengage Learning, Inc., Term
Loan
2,606,834
9.880%,  (LIBOR 3M +
4.750%), 7/14/2026
b
2,550,787
DIRECTV Financing, LLC, Term
Loan
3,020,362
10.217%,  (LIBOR 1M +
5.000%), 8/2/2027
b
2,949,475
Gogo Intermediate Holdings, LLC,
Term Loan
741,980
8.967%,  (LIBOR 3M +
3.750%), 4/30/2028
b
740,125
NEP Group, Inc., Term Loan
2,763,928
8.467%,  (LIBOR 1M +
3.250%), 10/20/2025
b
2,475,788
Total 8,716,175
Consumer Cyclical (0.2%)
Staples, Inc., Term Loan
1,662,063
10.299%,  (LIBOR 3M +
5.000%), 4/12/2026
b
1,417,174
Total 1,417,174
Consumer Non-Cyclical (0.4%)
Alltech, Inc., Term Loan
1,538,287
9.215%,  (LIBOR 1M +
4.000%), 10/15/2028
b
1,482,524
B&G Foods, Inc., Term Loan
655,872
7.654%,  (LIBOR 1M +
2.500%), 10/10/2026
b
641,115
City Brewing Company, LLC, Term
Loan
1,280,451
8.760%,  (LIBOR 3M +
3.500%), 4/5/2028
b
825,891
Total 2,949,530
Energy (0.2%)
GIP II Blue Holding, LP, Term Loan
1,535,537
9.717%,  (LIBOR 3M +
4.500%), 9/29/2028
b
1,537,733
Total 1,537,733
Technology (0.7%)
CoreLogic, Inc., Term Loan
1,562,175
8.750%,  (LIBOR 1M +
3.500%), 6/2/2028
b
1,408,301
Peraton Corporation, Term Loan
3,234,495
8.953%,  (LIBOR 1M +
3.750%), 2/1/2028
b
3,171,552
Principal
Amount Bank Loans (3.5%)
a
Value
Technology (0.7%) - continued
Rackspace Technology Global,
Inc., Term Loan
$ 1,515,125
7.996%,  (LIBOR 3M +
2.750%), 2/9/2028
b
$ 686,382
Total 5,266,235
Transportation (0.5%)
AAdvantage Loyalty IP, Ltd., Term
Loan
2,620,000
10.000%,  (LIBOR 3M +
4.750%), 4/20/2028
b
2,672,400
Air Canada, Term Loan
1,009,800
8.839%,  (LIBOR 3M +
3.500%), 8/11/2028
b
1,008,356
Total 3,680,756
Total Bank Loans
(cost $28,855,222) 26,845,278
Principal
Amount Long-Term Fixed Income ( 88.4% ) Value
Basic Materials (5.1%)
ACN 113 874 712, Pty. Ltd.
3,195,300 11.500%,  2/15/2018
*,c,d
3,195
Alcoa Nederland Holding BV
5,000 5.500%,  12/15/2027
e
4,836
Cascades, Inc./Cascades USA,
Inc.
1,066,000 5.125%,  1/15/2026
e
1,018,640
Chemours Company
2,790,000 5.750%,  11/15/2028
e
2,563,702
Cleveland-Cliffs, Inc.
1,600,000 4.625%,  3/1/2029
e,f
1,441,026
1,075,000 4.875%,  3/1/2031
e
944,775
Consolidated Energy Finance SA
4,014,000 5.625%,  10/15/2028
e
3,412,703
First Quantum Minerals, Ltd.
1,065,000 6.875%,  3/1/2026
e,f
1,048,389
2,020,000 6.875%,  10/15/2027
e
1,970,510
Hecla Mining Company
895,000 7.250%,  2/15/2028 886,927
Hudbay Minerals, Inc.
675,000 4.500%,  4/1/2026
e
628,519
Illumina, Inc.
1,674,000 9.000%,  7/1/2028
e
1,458,656
Mercer International, Inc.
791,000 5.500%,  1/15/2026 740,294
Methanex Corporation
2,000,000 4.250%,  12/1/2024 1,948,901
Novelis Corporation
870,000 3.250%,  11/15/2026
e
787,496
2,050,000 4.750%,  1/30/2030
e
1,821,849
670,000 3.875%,  8/15/2031
e
551,150
OCI NV
2,971,000 4.625%,  10/15/2025
e
2,833,099
Olin Corporation
2,820,000 5.625%,  8/1/2029
f
2,718,480
SCIL IV, LLC/SCIL USA Holdings,
LLC
2,313,000 5.375%,  11/1/2026
e
2,108,626

High Yield Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.4%) Value
Basic Materials (5.1%) - continued
SPCM SA
$ 1,074,000 3.125%,  3/15/2027
e
$ 963,054
1,133,000 3.375%,  3/15/2030
e
942,492
SunCoke Energy, Inc.
2,307,000 4.875%,  6/30/2029
e
1,937,550
Taseko Mines, Ltd.
2,750,000 7.000%,  2/15/2026
e
2,506,463
Unifrax Escrow Issuer Corporation
1,878,000 5.250%,  9/30/2028
e
1,355,785
United States Steel Corporation
2,355,000 6.875%,  3/1/2029 2,329,389
Total 38,926,506
Capital Goods (11.8%)
Abengoa Abenewco 2 Bis SA,
Convertible
3,963,663
0.000%,PIK 1.500%,
4/26/2024
*,c,d,g
19,818
Advanced Drainage Systems, Inc.
2,260,000 5.000%,  9/30/2027
e
2,138,897
AECOM
1,885,000 5.125%,  3/15/2027 1,823,869
Amsted Industries, Inc.
2,615,000 5.625%,  7/1/2027
e
2,529,200
2,240,000 4.625%,  5/15/2030
e
1,998,014
ARD Finance SA
1,700,000 6.500%,  6/30/2027
e
1,377,248
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
3,108,000 5.250%,  8/15/2027
e
2,632,729
Berry Global, Inc.
1,704,000 4.500%,  2/15/2026
e
1,623,022
Bombardier, Inc.
2,070,000 7.875%,  4/15/2027
e
2,064,671
2,250,000 6.000%,  2/15/2028
e
2,126,484
Builders FirstSource, Inc.
1,070,000 5.000%,  3/1/2030
e
1,000,466
Canpack SA/Canpack US, LLC
1,330,000 3.125%,  11/1/2025
e
1,216,764
Chart Industries, Inc.
2,241,000 7.500%,  1/1/2030
e
2,286,391
Clean Harbors, Inc.
3,330,000 5.125%,  7/15/2029
e
3,150,523
Clydesdale Acquisition Holdings,
Inc.
297,000 6.625%,  4/15/2029
e
283,249
594,000 8.750%,  4/15/2030
e
524,338
Cornerstone Building Brands, Inc.
1,534,000 6.125%,  1/15/2029
e
1,211,860
Covanta Holding Corporation
965,000 4.875%,  12/1/2029
e
834,725
CP Atlas Buyer, Inc.
1,915,000 7.000%,  12/1/2028
e,f
1,503,275
Crown Cork & Seal Company, Inc.
1,875,000 7.375%,  12/15/2026 1,938,326
Emerald Debt Merger Sub, LLC
2,400,000 6.625%,  12/15/2030
e
2,379,000
GFL Environmental, Inc.
4,440,000 4.000%,  8/1/2028
e
3,969,588
Principal
Amount Long-Term Fixed Income (88.4%) Value
Capital Goods (11.8%) - continued
H&E Equipment Services, Inc.
$ 5,130,000 3.875%,  12/15/2028
e
$ 4,441,453
Herc Holdings, Inc.
5,135,000 5.500%,  7/15/2027
e
4,920,086
Howmet Aerospace, Inc.
3,405,000 3.000%,  1/15/2029 2,976,006
JELD-WEN, Inc.
850,000 6.250%,  5/15/2025
e
857,437
Mauser Packaging Solutions
Holding Company
1,815,000 9.250%,  4/15/2027
e
1,675,248
MIWD Holdco II, LLC
969,000 5.500%,  2/1/2030
e
799,425
Mueller Water Products, Inc.
1,300,000 4.000%,  6/15/2029
e
1,153,474
Nesco Holdings II, Inc.
2,240,000 5.500%,  4/15/2029
e
2,004,800
New Enterprise Stone and Lime
Company, Inc.
3,153,000 5.250%,  7/15/2028
e
2,869,326
OI European Group BV
2,725,000 4.750%,  2/15/2030
e
2,459,476
Owens-Brockway Glass Container,
Inc.
1,217,000 6.625%,  5/13/2027
e
1,205,046
Pactiv Evergreen Group
1,670,000 4.375%,  10/15/2028
e
1,445,993
PGT Innovations, Inc.
2,199,000 4.375%,  10/1/2029
e
2,051,235
Roller Bearing Company of
America, Inc.
1,672,000 4.375%,  10/15/2029
e
1,497,958
Sealed Air Corporation
1,214,000 6.125%,  2/1/2028
e
1,205,050
Silgan Holdings, Inc.
897,000 4.125%,  2/1/2028 823,042
SRM Escrow Issuer, LLC
3,730,000 6.000%,  11/1/2028
e
3,517,553
TransDigm, Inc.
4,275,000 6.250%,  3/15/2026
e
4,254,107
430,000 5.500%,  11/15/2027 405,576
787,000 6.750%,  8/15/2028
e
789,983
640,000 4.625%,  1/15/2029 569,317
1,815,000 4.875%,  5/1/2029 1,621,273
Triumph Group, Inc.
1,570,000 9.000%,  3/15/2028
e,f
1,603,031
Trivium Packaging Finance
1,210,000 5.500%,  8/15/2026
e
1,161,787
530,000 8.500%,  8/15/2027
e
510,187
United Rentals North America, Inc.
1,700,000 3.875%,  2/15/2031 1,471,858
WESCO Distribution, Inc.
2,635,000 7.250%,  6/15/2028
e
2,687,848
Total 89,610,032
Communications Services (11.3%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
1,898,000 10.500%,  2/15/2028
e
977,470

High Yield Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.4%) Value
Communications Services (11.3%) - continued
Altice Financing SA
$ 1,125,000 5.750%,  8/15/2029
e
$ 871,493
Altice France SA/France
1,380,000 5.125%,  7/15/2029
e
979,625
3,179,000 5.500%,  10/15/2029
e
2,273,437
AMC Networks, Inc.
900,000 5.000%,  4/1/2024 886,060
1,790,000 4.250%,  2/15/2029 962,246
C&W Senior Financing DAC
525,000 6.875%,  9/15/2027
e
458,063
CCO Holdings, LLC/CCO Holdings
Capital Corporation
3,265,000 5.000%,  2/1/2028
e
2,974,709
3,380,000 5.375%,  6/1/2029
e
3,055,841
1,029,000 6.375%,  9/1/2029
e
969,481
3,610,000 4.750%,  3/1/2030
e
3,086,852
1,916,000 4.250%,  2/1/2031
e
1,549,986
843,000 4.750%,  2/1/2032
e
687,450
Clear Channel Worldwide
Holdings, Inc.
1,819,000 5.125%,  8/15/2027
e
1,651,457
Connect Finco SARL/Connect US
Finco, LLC
1,287,000 6.750%,  10/1/2026
e
1,250,084
CSC Holdings, LLC
2,925,000 5.375%,  2/1/2028
e
2,350,357
1,493,000 6.500%,  2/1/2029
e
1,206,397
2,365,000 4.125%,  12/1/2030
e
1,654,379
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
535,000 5.875%,  8/15/2027
e
484,515
DISH DBS Corporation
759,000 5.875%,  11/15/2024 663,834
1,308,000 5.250%,  12/1/2026
e
1,049,242
749,000 7.375%,  7/1/2028 400,715
1,271,000 5.750%,  12/1/2028
e
945,349
1,144,000 5.125%,  6/1/2029 531,212
Frontier Communications
Holdings, LLC
898,000 5.875%,  10/15/2027
e
824,149
1,590,000 5.000%,  5/1/2028
e
1,371,868
869,000 6.750%,  5/1/2029
e,f
674,175
561,000 8.750%,  5/15/2030
e
548,307
GCI, LLC
3,550,000 4.750%,  10/15/2028
e
3,026,730
Gray Escrow II, Inc.
5,506,000 5.375%,  11/15/2031
e
3,649,309
Iliad Holding SASU
2,654,000 6.500%,  10/15/2026
e
2,504,906
Lamar Media Corporation
822,000 3.750%,  2/15/2028 748,217
1,222,000 3.625%,  1/15/2031 1,029,535
LCPR Senior Secured Financing
DAC
3,707,000 6.750%,  10/15/2027
e
3,474,393
Level 3 Financing, Inc.
1,945,000 4.625%,  9/15/2027
e
1,353,335
2,090,000 4.250%,  7/1/2028
e
1,345,680
1,050,000 10.500%,  5/15/2030
e
1,065,365
Netflix, Inc.
720,000 4.875%,  4/15/2028 712,058
Principal
Amount Long-Term Fixed Income (88.4%) Value
Communications Services (11.3%) - continued
News Corporation
$ 1,794,000 3.875%,  5/15/2029
e
$ 1,574,784
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
1,383,000 6.250%,  6/15/2025
e
1,376,416
Playtika Holding Corporation
1,843,000 4.250%,  3/15/2029
e
1,635,663
Radiate Holdco, LLC/Radiate
Finance, Inc.
1,055,000 6.500%,  9/15/2028
e
615,661
Scripps Escrow II, Inc.
852,000 3.875%,  1/15/2029
e
687,939
Sirius XM Radio, Inc.
720,000 3.125%,  9/1/2026
e
644,578
365,000 5.000%,  8/1/2027
e
338,643
1,660,000 4.000%,  7/15/2028
e
1,442,328
890,000 3.875%,  9/1/2031
e
688,230
Sprint Corporation
6,590,000 7.625%,  2/15/2025 6,731,461
TEGNA, Inc.
2,422,000 4.625%,  3/15/2028 2,137,415
Telecom Italia Capital SA
275,000 6.000%,  9/30/2034 221,775
Telecom Italia SPA/Milano
476,000 5.303%,  5/30/2024
e
462,652
Telesat Canada/Telesat, LLC
1,025,000 4.875%,  6/1/2027
e
615,338
465,000 6.500%,  10/15/2027
e
189,071
United States Cellular Corporation
1,811,000 6.700%,  12/15/2033 1,556,971
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
2,392,000 4.750%,  4/15/2028
e
1,985,123
Univision Communications, Inc.
2,324,000 6.625%,  6/1/2027
e
2,246,260
VZ Secured Financing BV
2,221,000 5.000%,  1/15/2032
e
1,788,719
Warnermedia Holdings, Inc.
2,700,000 4.054%,  3/15/2029 2,468,124
WMG Acquisition Corporation
456,000 3.750%,  12/1/2029
e
394,196
596,000 3.875%,  7/15/2030
e
514,117
1,487,000 3.000%,  2/15/2031
e,f
1,202,953
YPSO Finance BIS SA
851,000 10.500%,  5/15/2027
e
515,306
Total 86,282,004
Consumer Cyclical (17.4%)
1011778 B.C., ULC/New Red
Finance, Inc.
4,415,000 4.375%,  1/15/2028
e
4,075,812
1,525,000 4.000%,  10/15/2030
e
1,305,145
Adient Global Holdings, Ltd.
1,212,000 4.875%,  8/15/2026
e
1,151,346
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
1,545,000 6.625%,  7/15/2026
e
1,466,118
1,060,000 6.000%,  6/1/2029
e
782,180

High Yield Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.4%) Value
Consumer Cyclical (17.4%) - continued
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
$ 1,125,000 4.625%,  6/1/2028
e
$ 952,279
1,160,000 4.625%,  6/1/2028
e
975,850
Allison Transmission, Inc.
2,166,000 3.750%,  1/30/2031
e
1,829,775
American Axle & Manufacturing,
Inc.
2,055,000 6.500%,  4/1/2027
f
1,949,186
Arko Corporation
1,358,000 5.125%,  11/15/2029
e
1,103,606
Ashton Woods USA, LLC/Ashton
Woods Finance Company
800,000 4.625%,  8/1/2029
e
681,784
1,410,000 4.625%,  4/1/2030
e
1,203,576
Boyd Gaming Corporation
2,210,000 4.750%,  6/15/2031
e
1,974,313
Boyne USA, Inc.
824,000 4.750%,  5/15/2029
e
742,555
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
135,000 6.250%,  9/15/2027
e
123,998
1,825,000 5.000%,  6/15/2029
e
1,461,330
350,000 4.875%,  2/15/2030
e
274,571
Caesars Entertainment, Inc.
3,114,000 6.250%,  7/1/2025
e
3,099,580
1,420,000 8.125%,  7/1/2027
e,f
1,453,326
2,919,000 4.625%,  10/15/2029
e
2,548,902
Carnival Corporation
2,103,000 10.500%,  2/1/2026
e
2,210,701
2,212,000 5.750%,  3/1/2027
e
2,036,345
937,000 4.000%,  8/1/2028
e
830,669
Cedar Fair, LP
3,070,000 5.250%,  7/15/2029
f
2,792,181
Churchill Downs, Inc.
1,065,000 4.750%,  1/15/2028
e
987,682
899,000 6.750%,  5/1/2031
e
888,886
Cinemark USA, Inc.
2,546,000 5.875%,  3/15/2026
e
2,415,517
Clarios Global, LP/Clarios US
Finance Company, Inc.
1,060,000 8.500%,  5/15/2027
e,f
1,061,734
2,335,000 6.750%,  5/15/2028
e
2,326,833
Ford Motor Company
3,271,000 3.250%,  2/12/2032 2,573,245
1,800,000 6.100%,  8/19/2032 1,744,481
Ford Motor Credit Company, LLC
2,243,000 2.300%,  2/10/2025 2,096,734
2,230,000 4.134%,  8/4/2025 2,114,935
3,120,000 3.375%,  11/13/2025 2,901,208
390,000 2.700%,  8/10/2026 348,182
1,700,000 7.350%,  3/6/2030 1,736,111
Goodyear Tire & Rubber Company
1,790,000 5.000%,  7/15/2029
f
1,614,108
1,140,000 5.250%,  7/15/2031 990,375
Guitar Center Escrow Issuer II, Inc.
600,000 8.500%,  1/15/2026
e
545,928
Hanesbrands, Inc.
1,900,000 4.875%,  5/15/2026
e
1,773,719
Principal
Amount Long-Term Fixed Income (88.4%) Value
Consumer Cyclical (17.4%) - continued
Hilton Domestic Operating
Company, Inc.
$ 1,770,000 4.875%,  1/15/2030 $ 1,650,383
1,395,000 3.625%,  2/15/2032
e
1,163,063
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
1,912,000 5.000%,  6/1/2029
e
1,696,805
International Game Technology plc
1,530,000 6.250%,  1/15/2027
e
1,524,262
835,000 5.250%,  1/15/2029
e
790,954
Jacobs Entertainment, Inc.
1,182,000 6.750%,  2/15/2029
e
1,057,949
Jaguar Land Rover Automotive plc
2,469,000 5.500%,  7/15/2029
e
2,106,583
KB Home
1,880,000 6.875%,  6/15/2027 1,908,077
L Brands, Inc.
1,775,000 5.250%,  2/1/2028 1,687,500
2,485,000 6.625%,  10/1/2030
e
2,398,989
1,030,000 6.875%,  11/1/2035 942,438
Live Nation Entertainment, Inc.
1,560,000 4.750%,  10/15/2027
e
1,454,700
Macy's Retail Holdings, LLC
2,370,000 5.875%,  4/1/2029
e,f
2,162,625
Mattamy Group Corporation
1,800,000 4.625%,  3/1/2030
e
1,556,090
Michaels Companies, Inc.
1,385,000 5.250%,  5/1/2028
e
1,118,997
NCL Corporation, Ltd.
404,000 3.625%,  12/15/2024
e
388,761
592,000 5.875%,  3/15/2026
e
553,854
2,018,000 5.875%,  2/15/2027
e
1,964,331
Nissan Motor Company, Ltd.
473,000 3.522%,  9/17/2025
e
440,038
460,000 4.345%,  9/17/2027
e
418,373
423,000 4.810%,  9/17/2030
e
371,030
Nordstrom, Inc.
825,000 4.250%,  8/1/2031 643,087
OPENLANE, Inc.
268,000 5.125%,  6/1/2025
e,f
262,635
PENN Entertainment, Inc.
1,390,000 4.125%,  7/1/2029
e,f
1,140,773
PetSmart, Inc./PetSmart Finance
Corporation
3,550,000 7.750%,  2/15/2029
e
3,527,202
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
3,584,000 5.750%,  4/15/2026
e
3,518,153
1,790,000 3.375%,  8/31/2027
e
1,578,738
1,641,000 6.250%,  1/15/2028
e,f
1,537,291
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
3,305,000 5.750%,  1/15/2029
e
2,472,842
Royal Caribbean Cruises, Ltd.
3,737,000 4.250%,  7/1/2026
e
3,430,381
1,300,000 5.375%,  7/15/2027
e
1,215,570
793,000 9.250%,  1/15/2029
e
844,872
Scientific Games International, Inc.
2,970,000 7.250%,  11/15/2029
e
2,973,712
584,000 6.625%,  3/1/2030
e
513,920

High Yield Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.4%) Value
Consumer Cyclical (17.4%) - continued
SeaWorld Parks and
Entertainment, Inc.
$ 1,373,000 5.250%,  8/15/2029
e
$ 1,228,940
Six Flags Theme Parks, Inc.
483,000 7.000%,  7/1/2025
e,f
485,414
Staples, Inc.
716,000 10.750%,  4/15/2027
e
415,921
Station Casinos, LLC
800,000 4.500%,  2/15/2028
e
718,056
700,000 4.625%,  12/1/2031
e
589,750
Travel + Leisure Company
907,000 6.625%,  7/31/2026
e
900,106
Tripadvisor, Inc.
441,000 7.000%,  7/15/2025
e
441,000
Uber Technologies, Inc.
1,500,000 6.250%,  1/15/2028
e
1,492,590
VICI Properties, LP/VICI Note
Company, Inc.
2,600,000 5.750%,  2/1/2027
e
2,544,672
2,050,000 3.750%,  2/15/2027
e
1,880,538
Viking Cruises, Ltd.
2,671,000 5.875%,  9/15/2027
e
2,454,969
Wabash National Corporation
2,173,000 4.500%,  10/15/2028
e
1,884,248
WASH Multifamily Acquisition, Inc.
1,055,000 5.750%,  4/15/2026
e
984,919
Wyndham Hotels & Resorts, Inc.
1,500,000 4.375%,  8/15/2028
e,f
1,369,800
ZF North America Capital, Inc.
1,053,000 6.875%,  4/14/2028
e
1,066,356
Total 132,617,063
Consumer Non-Cyclical (12.0%)
1375209 B.C., Ltd.
1,482,000 9.000%,  1/30/2028
e
1,485,705
Albertson's Companies, Inc.
3,850,000 5.875%,  2/15/2028
e
3,741,199
Albertsons Companies, Inc./
Safeway, Inc.
1,650,000 4.625%,  1/15/2027
e
1,563,382
1,911,000 3.500%,  3/15/2029
e
1,654,239
Aramark Services, Inc.
2,885,000 5.000%,  2/1/2028
e
2,719,228
Avantor Funding, Inc.
1,807,000 4.625%,  7/15/2028
e
1,674,950
B&G Foods, Inc.
887,000 5.250%,  9/15/2027
f
770,638
Bausch Health Companies, Inc.
850,000 5.500%,  11/1/2025
e,f
751,043
1,833,000 4.875%,  6/1/2028
e
1,091,002
1,898,000 11.000%,  9/30/2028
e
1,348,149
BellRing Brands, Inc.
1,257,000 7.000%,  3/15/2030
e
1,264,856
Central Garden & Pet Company
2,690,000 4.125%,  10/15/2030 2,253,401
Cheplapharm Arzneimittel GmbH
290,000 5.500%,  1/15/2028
e
262,450
Chobani, LLC/Chobani Finance
Corporation, Inc.
2,183,000 4.625%,  11/15/2028
e
1,986,530
Principal
Amount Long-Term Fixed Income (88.4%) Value
Consumer Non-Cyclical (12.0%) - continued
CHS/Community Health Systems,
Inc.
$ 1,525,000 5.625%,  3/15/2027
e
$ 1,343,888
455,000 6.000%,  1/15/2029
e
382,769
781,000 4.750%,  2/15/2031
e
590,267
Coty, Inc.
2,232,000 5.000%,  4/15/2026
e
2,138,968
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
1,944,000 4.750%,  1/15/2029
e
1,792,368
Edgewell Personal Care Company
1,500,000 5.500%,  6/1/2028
e
1,417,830
Embecta Corporation
1,200,000 5.000%,  2/15/2030
e,f
996,336
Encompass Health Corporation
3,700,000 4.500%,  2/1/2028 3,442,308
Energizer Holdings, Inc.
2,670,000 4.750%,  6/15/2028
e
2,380,572
Fortrea Holdings, Inc.
609,000 7.500%,  7/1/2030
e
623,598
HCA, Inc.
1,876,000 5.375%,  2/1/2025 1,859,552
Herbalife Nutrition, Ltd.
1,050,000 7.875%,  9/1/2025
e
955,406
HLF Financing SARL, LLC/
Herbalife International, Inc.
2,690,000 4.875%,  6/1/2029
e
1,917,351
Jazz Securities DAC
1,190,000 4.375%,  1/15/2029
e
1,061,706
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
1,200,000 5.125%,  2/1/2028
e
1,152,321
Lamb Weston Holdings, Inc.
1,020,000 4.125%,  1/31/2030
e
911,589
Mattel, Inc.
2,665,000 3.375%,  4/1/2026
e
2,452,326
1,250,000 5.875%,  12/15/2027
e
1,227,673
Mozart Debt Merger Sub, Inc.
1,953,000 3.875%,  4/1/2029
e
1,697,280
1,322,000 5.250%,  10/1/2029
e,f
1,147,098
Organon & Company/Organon
Foreign Debt Co-Issuer BV
2,638,000 4.125%,  4/30/2028
e
2,341,307
Owens & Minor, Inc.
1,483,000 6.625%,  4/1/2030
e,f
1,345,467
Performance Food Group, Inc.
1,267,000 4.250%,  8/1/2029
e
1,128,024
Perrigo Finance Unlimited
Company
2,644,000 4.375%,  3/15/2026 2,513,566
Pilgrim's Pride Corporation
1,544,000 3.500%,  3/1/2032 1,220,686
Post Holdings, Inc.
821,000 5.625%,  1/15/2028
e
788,858
815,000 5.500%,  12/15/2029
e
752,057
1,800,000 4.500%,  9/15/2031
e
1,537,261
Primo Water Holdings, Inc.
1,810,000 4.375%,  4/30/2029
e
1,550,899

High Yield Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.4%) Value
Consumer Non-Cyclical (12.0%) - continued
SEG Holding, LLC
$ 3,430,000 5.625%,  10/15/2028
e
$ 3,242,685
Simmons Foods, Inc.
2,815,000 4.625%,  3/1/2029
e
2,255,419
Spectrum Brands, Inc.
2,120,000 5.000%,  10/1/2029
e
1,892,260
770,000 5.500%,  7/15/2030
e
702,625
Syneos Health, Inc.
2,270,000 3.625%,  1/15/2029
e
2,219,107
Tenet Healthcare Corporation
1,975,000 4.875%,  1/1/2026 1,923,629
4,345,000 5.125%,  11/1/2027 4,148,069
1,900,000 6.750%,  5/15/2031
e
1,904,628
Teva Pharmaceutical Finance
Netherlands III BV
4,396,000 3.150%,  10/1/2026 3,939,017
TreeHouse Foods, Inc.
2,354,000 4.000%,  9/1/2028 2,027,806
United Natural Foods, Inc.
2,026,000 6.750%,  10/15/2028
e
1,679,311
Total 91,170,659
Energy (12.0%)
Antero Resources Corporation
407,000 5.375%,  3/1/2030
e
376,778
Archrock Partners, LP/Archrock
Partners Finance Corporation
930,000 6.250%,  4/1/2028
e
873,140
Baytex Energy Corporation
1,219,000 8.500%,  4/30/2030
e
1,190,438
Buckeye Partners, LP
925,000 4.125%,  12/1/2027 840,978
1,730,000 4.500%,  3/1/2028
e
1,550,035
Callon Petroleum Company
2,029,000 6.375%,  7/1/2026 1,975,013
965,000 7.500%,  6/15/2030
e,f
910,837
Cheniere Energy Partners, LP
268,000 3.250%,  1/31/2032 220,470
Chesapeake Energy Corporation
1,070,000 6.750%,  4/15/2029
e
1,061,692
Chord Energy Corporation
970,000 6.375%,  6/1/2026
e
961,634
Civitas Resources, Inc.
686,000 8.375%,  7/1/2028
e
693,752
686,000 8.750%,  7/1/2031
e
695,467
CNX Resources Corporation
818,000 7.375%,  1/15/2031
e
795,864
Comstock Resources, Inc.
2,810,000 5.875%,  1/15/2030
e
2,439,559
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
2,275,000 5.500%,  6/15/2031
e
2,029,101
Crescent Energy Finance, LLC
762,000 9.250%,  2/15/2028
e
739,323
CrownRock, LP/CrownRock
Finance, Inc.
1,700,000 5.625%,  10/15/2025
e
1,674,840
DT Midstream, Inc.
1,310,000 4.125%,  6/15/2029
e
1,149,624
610,000 4.375%,  6/15/2031
e
525,364
Principal
Amount Long-Term Fixed Income (88.4%) Value
Energy (12.0%) - continued
Enerflex, Ltd.
$ 1,184,000 9.000%,  10/15/2027
e
$ 1,151,996
EnLink Midstream, LLC
2,645,000 5.625%,  1/15/2028
e
2,559,522
897,000 6.500%,  9/1/2030
e
895,907
EQM Midstream Partners, LP
4,179,000 4.750%,  1/15/2031
e
3,660,737
Ferrellgas, LP/Ferrellgas Finance
Corporation
1,456,000 5.375%,  4/1/2026
e
1,354,215
Genesis Energy LP/Genesis
Energy Finance Corporation
1,187,000 8.875%,  4/15/2030 1,159,693
Harvest Midstream, LP
3,356,000 7.500%,  9/1/2028
e
3,327,274
Hess Midstream Operations, LP
790,000 5.625%,  2/15/2026
e
777,162
1,605,000 4.250%,  2/15/2030
e
1,400,363
Hilcorp Energy I, LP/Hilcorp
Finance Company
2,274,000 5.750%,  2/1/2029
e
2,059,080
1,065,000 6.000%,  2/1/2031
e
949,317
1,350,000 6.250%,  4/15/2032
e
1,203,356
Holly Energy Partners, LP/Holly
Energy Finance Corporation
1,100,000 6.375%,  4/15/2027
e
1,086,606
Howard Midstream Energy
Partners, LLC
2,223,000 6.750%,  1/15/2027
e
2,117,408
ITT Holdings, LLC
1,995,000 6.500%,  8/1/2029
e
1,680,748
Laredo Petroleum, Inc.
2,775,000 7.750%,  7/31/2029
e
2,289,375
MEG Energy Corporation
1,981,000 5.875%,  2/1/2029
e
1,862,963
Murphy Oil Corporation
1,495,000 5.875%,  12/1/2027 1,452,369
Nabors Industries, Ltd.
1,770,000 7.250%,  1/15/2026
e
1,652,330
New Fortress Energy, Inc.
900,000 6.750%,  9/15/2025
e
844,232
Noble Finance II, LLC
1,498,000 8.000%,  4/15/2030
e
1,522,987
Northern Oil and Gas, Inc.
1,522,000 8.750%,  6/15/2031
e
1,495,365
Northriver Midstream Finance, LP
825,000 5.625%,  2/15/2026
e
769,227
NuStar Logistics, LP
425,000 5.750%,  10/1/2025 414,355
Patterson-UTI Energy, Inc.
1,065,000 3.950%,  2/1/2028 954,312
530,000 5.150%,  11/15/2029 480,124
Precision Drilling Corporation
1,405,000 6.875%,  1/15/2029
e,f
1,269,443
Range Resources Corporation
1,745,000 4.750%,  2/15/2030
e,f
1,563,956
Rockcliff Energy II, LLC
1,703,000 5.500%,  10/15/2029
e
1,570,941
Sanchez Energy Corporation
3,740,000 0.000%,  2/15/2023
c,d,h
4

High Yield Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.4%) Value
Energy (12.0%) - continued
SM Energy Company
$ 930,000 5.625%,  6/1/2025 $ 908,787
1,992,000 6.750%,  9/15/2026 1,941,620
Southwestern Energy Company
1,037,000 4.750%,  2/1/2032 913,946
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
1,825,000 5.875%,  3/1/2027 1,763,270
Sunoco, LP/Sunoco Finance
Corporation
1,200,000 4.500%,  5/15/2029 1,064,629
850,000 4.500%,  4/30/2030 743,110
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
2,006,000 5.500%,  1/15/2028
e
1,833,449
Targa Resources Partners, LP
1,585,000 6.500%,  7/15/2027 1,573,520
Teine Energy, Ltd.
1,070,000 6.875%,  4/15/2029
e
976,847
Transocean, Inc.
3,037,000 11.500%,  1/30/2027
e
3,147,091
USA Compression Partners, LP/
USA Compression Finance
Corporation
1,168,000 6.875%,  4/1/2026 1,144,166
800,000 6.875%,  9/1/2027 763,916
Venture Global Calcasieu Pass,
LLC
2,490,000 3.875%,  8/15/2029
e
2,175,240
927,000 6.250%,  1/15/2030
e
919,526
1,280,000 4.125%,  8/15/2031
e
1,100,757
Venture Global LNG, Inc.
3,102,000 8.375%,  6/1/2031
e
3,127,335
Weatherford International, Ltd.
2,203,000 8.625%,  4/30/2030
e
2,236,578
Western Gas Partners, LP
1,146,000 4.650%,  7/1/2026 1,102,453
Total 91,665,516
Financials (7.8%)
AerCap Holdings NV
2,820,000 5.875%,  10/10/2079
b
2,659,616
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
1,056,000 6.750%,  10/15/2027
e
992,640
Ally Financial, Inc.
390,000 6.700%,  2/14/2033 345,067
AmWINS Group, Inc.
1,377,000 4.875%,  6/30/2029
e
1,243,408
Avolon Holdings Funding, Ltd.
1,048,000 2.528%,  11/18/2027
e
883,566
Burford Capital Global Finance,
LLC
1,850,000 9.250%,  7/1/2031
e
1,838,623
Centene Corporation
790,000 4.250%,  12/15/2027 738,615
962,000 4.625%,  12/15/2029 885,460
920,000 3.375%,  2/15/2030 790,685
Principal
Amount Long-Term Fixed Income (88.4%) Value
Financials (7.8%) - continued
Credit Acceptance Corporation
$ 2,097,000 5.125%,  12/31/2024
e
$ 2,035,746
Drawbridge Special Opportunities
Fund, LP
5,135,000 3.875%,  2/15/2026
e
4,585,477
Fortress Transportation and
Infrastructure Investors, LLC
1,769,000 6.500%,  10/1/2025
e
1,742,754
700,000 9.750%,  8/1/2027
e
722,940
Genworth Mortgage Holdings, Inc.
1,142,000 6.500%,  8/15/2025
e
1,121,817
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
4,395,000 3.750%,  12/15/2027
e
3,224,177
HUB International, Ltd.
2,343,000 5.625%,  12/1/2029
e
2,101,862
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
2,763,000 4.750%,  9/15/2024 2,639,952
647,000 6.250%,  5/15/2026 588,844
1,145,000 5.250%,  5/15/2027 987,448
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
601,000 5.000%,  8/15/2028
e
492,708
Macquarie Airfinance Holdings,
Ltd.
749,000 8.375%,  5/1/2028
e
759,441
Molina Healthcare, Inc.
1,505,000 4.375%,  6/15/2028
e
1,387,386
MPT Operating Partnership, LP/
MPT Finance Corporation
1,530,000 4.625%,  8/1/2029 1,156,619
Nationstar Mortgage Holdings,
Inc.
1,480,000 6.000%,  1/15/2027
e
1,376,822
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
2,260,000 4.500%,  9/30/2028
e
1,738,498
Office Properties Income Trust
647,000 2.650%,  6/15/2026 476,813
OneMain Finance Corporation
1,192,000 6.875%,  3/15/2025 1,180,237
2,310,000 7.125%,  3/15/2026 2,269,557
1,298,000 4.000%,  9/15/2030 999,460
Park Intermediate Holdings, LLC
1,651,000 4.875%,  5/15/2029
e
1,422,832
PRA Group, Inc.
1,881,000 7.375%,  9/1/2025
e
1,788,097
743,000 8.375%,  2/1/2028
e
673,344
Quicken Loans, LLC
1,689,000 3.875%,  3/1/2031
e
1,369,538
RLJ Lodging Trust, LP
736,000 3.750%,  7/1/2026
e
675,280
1,650,000 4.000%,  9/15/2029
e
1,381,852
Service Properties Trust
1,758,000 4.650%,  3/15/2024 1,728,852
480,000 4.350%,  10/1/2024 461,865
2,240,000 7.500%,  9/15/2025 2,199,673
SLM Corporation
780,000 4.200%,  10/29/2025 724,657

High Yield Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.4%) Value
Financials (7.8%) - continued
Synchrony Financial
$ 403,000 7.250%,  2/2/2033 $ 362,931
UBS Group AG
1,050,000 2.193%,  6/5/2026
b,e
962,817
United Wholesale Mortgage, LLC
440,000 5.500%,  11/15/2025
e
418,663
1,200,000 5.500%,  4/15/2029
e
1,029,000
USI, Inc./NY
588,000 6.875%,  5/1/2025
e
583,590
XHR, LP
736,000 6.375%,  8/15/2025
e
722,443
840,000 4.875%,  6/1/2029
e,f
720,300
Total 59,191,972
Technology (5.4%)
AthenaHealth Group, Inc.
2,292,000 6.500%,  2/15/2030
e,f
1,929,039
Black Knight InfoServ, LLC
2,704,000 3.625%,  9/1/2028
e
2,429,598
Cloud Software Group, Inc.
840,000 6.500%,  3/31/2029
e
747,920
599,000 9.000%,  9/30/2029
e
523,187
CommScope Technologies, LLC
2,442,000 6.000%,  6/15/2025
e,f
2,276,113
CommScope, Inc.
2,330,000 7.125%,  7/1/2028
e,f
1,654,300
Everi Holdings, Inc.
1,065,000 5.000%,  7/15/2029
e
932,685
Gartner, Inc.
5,000 3.750%,  10/1/2030
e
4,355
II-VI, Inc.
902,000 5.000%,  12/15/2029
e,f
814,154
Iron Mountain, Inc.
3,415,000 5.250%,  3/15/2028
e
3,192,881
890,000 5.000%,  7/15/2028
e
824,655
1,560,000 5.250%,  7/15/2030
e
1,405,646
1,840,000 4.500%,  2/15/2031
e
1,580,980
MSCI, Inc.
2,805,000 3.250%,  8/15/2033
e
2,259,031
NCR Corporation
2,097,000 5.750%,  9/1/2027
e
2,096,444
2,265,000 5.125%,  4/15/2029
e
2,005,115
Open Text Corporation
2,284,000 3.875%,  12/1/2029
e
1,909,110
1,578,000 4.125%,  2/15/2030
e
1,336,257
PTC, Inc.
390,000 3.625%,  2/15/2025
e
376,600
1,045,000 4.000%,  2/15/2028
e
962,035
Rackspace Technology Global,
Inc.
1,035,000 3.500%,  2/15/2028
e
465,779
855,000 5.375%,  12/1/2028
e
265,424
Seagate HDD Cayman
2,483,000 4.091%,  6/1/2029 2,184,803
Sensata Technologies, Inc.
1,275,000 3.750%,  2/15/2031
e
1,090,752
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
960,000 4.625%,  11/1/2026
e
900,259
Principal
Amount Long-Term Fixed Income (88.4%) Value
Technology (5.4%) - continued
SS&C Technologies, Inc.
$ 4,390,000 5.500%,  9/30/2027
e
$ 4,202,669
Unisys Corporation
1,690,000 6.875%,  11/1/2027
e
1,217,239
Viavi Solutions, Inc.
1,662,000 3.750%,  10/1/2029
e
1,412,207
Total 40,999,237
Transportation (2.8%)
Allegiant Travel Company
1,320,000 7.250%,  8/15/2027
e
1,315,129
American Airlines Group, Inc.
534,000 3.750%,  3/1/2025
e
506,640
American Airlines, Inc.
1,500,000 11.750%,  7/15/2025
e
1,644,792
1,078,000 7.250%,  2/15/2028
e
1,071,579
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
1,604,000 5.500%,  4/20/2026
e
1,589,066
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
1,870,000 5.375%,  3/1/2029
e,f
1,734,540
Delta Air Lines, Inc.
877,000 7.000%,  5/1/2025
e
895,674
376,000 7.375%,  1/15/2026 391,973
Hawaiian Brand Intellectual
Property, Ltd.
1,493,000 5.750%,  1/20/2026
e
1,413,181
Hertz Corporation
1,556,000 4.625%,  12/1/2026
e
1,404,290
1,868,000 5.000%,  12/1/2029
e
1,544,154
Rand Parent, LLC
1,564,000 8.500%,  2/15/2030
e,f
1,415,972
Spirit Loyalty Cayman, Ltd.
450,000 8.000%,  9/20/2025
e
453,400
United Airlines, Inc.
1,165,000 4.375%,  4/15/2026
e
1,106,873
1,363,000 4.625%,  4/15/2029
e
1,241,922
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
2,300,000 6.375%,  2/1/2030
e
1,852,034
XPO Escrow Sub, LLC
1,776,000 7.500%,  11/15/2027
e
1,814,771
Total 21,395,990
Utilities (2.8%)
Calpine Corporation
1,290,000 4.500%,  2/15/2028
e
1,167,877
Edison International
1,345,000 5.000%,  12/15/2026
b,i
1,161,945
Leeward Renewable Energy
Operations, LLC
1,065,000 4.250%,  7/1/2029
e
946,728
NextEra Energy Operating
Partners, LP
2,792,000 3.875%,  10/15/2026
e
2,594,678
NRG Energy, Inc.
1,340,000 5.250%,  6/15/2029
e
1,198,268
PG&E Corporation
2,069,000 5.000%,  7/1/2028
f
1,898,525

High Yield Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.4%) Value
Utilities (2.8%) - continued
Sunnova Energy Corporation
$ 1,070,000 5.875%,  9/1/2026
e,f
$ 977,978
Talen Energy Supply, LLC
1,478,000 8.625%,  6/1/2030
e
1,529,730
TerraForm Global Operating, LLC
2,660,000 6.125%,  3/1/2026
e
2,590,175
TerraForm Power Operating, LLC
3,345,000 5.000%,  1/31/2028
e
3,079,608
Vistra Corporation
2,062,000 7.000%,  12/15/2026
b,e,i
1,799,095
Vistra Operations Company, LLC
2,437,000 5.000%,  7/31/2027
e
2,281,073
Total 21,225,680
Total Long-Term Fixed Income
(cost $738,083,308) 673,084,659
Shares
Collateral Held for Securities
Loaned ( 4.7% ) Value
35,949,385 Thrivent Cash Management Trust 35,949,385
Total Collateral Held for
Securities Loaned
(cost $35,949,385) 35,949,385
Shares
Registered Investment
Companies ( 4.0% ) Value
U.S. Unaffiliated  (4.0%)
305,013 SPDR Bloomberg High Yield Bond
ETF 28,070,346
82,708 SPDR Bloomberg Short Term High
Yield Bond ETF 2,042,888
Total 30,113,234
Total Registered Investment
Companies (cost $30,264,082) 30,113,234
Shares Common Stock ( 0.1% ) Value
Communications Services (0.1%)
85,655 Windstream Services, LLC
j
813,722
Total 813,722
Energy (<0.1%)
12,877 California Resources Corporation,
Warrants (Expires 10/27/2024)
j
152,721
Total 152,721
Total Common Stock
(cost $844,873) 966,443
Shares or
Principal
Amount Short-Term Investments ( 2.5% ) Value
Thrivent Core Short-Term Reserve
Fund
1,729,174 5.460% 17,291,738
Shares or
Principal
Amount Short-Term Investments (2.5%) Value
U.S. Treasury Bills
1,300,000 4.891%, 7/20/2023
k,l
$ 1,296,926
Total Short-Term Investments
(cost $18,578,789) 18,588,664
Total Investments (cost
$852,575,659) 103.2% $785,547,663
Other Assets and Liabilities, Net
(3.2%) (24,094,857)
Total Net Assets 100.0% $761,452,806
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
June 30, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Defaulted security.  Interest is not being accrued.
d In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
e Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2023, the value of these investments was $535,717,530 or 70.4%
of total net assets.
f All or a portion of the security is on loan.
g Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of June 30, 2023.
h Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Non-income producing security.
k The interest rate shown reflects the yield.
l All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in High Yield
Portfolio as of June 30, 2023 was $23,013 or 0.00% of total
net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of
June 30, 2023.
Security
Acquisition
Date Cost
Abengoa Abenewco 2 Bis SA,
Convertible, 4/26/2024 4/26/2019 $ 563,723
ACN 113 874 712, Pty. Ltd.,
2/15/2018 2/9/2011 3,026,704

High Yield Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Portfolio as of
June 30, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 34,577,130
Total lending $34,577,130
Gross amount payable upon return of
collateral for securities loaned $35,949,385
Net amounts due to counterparty $1,372,255
Definitions:
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 4,922,121
Gross unrealized depreciation (77,029,230)
Net unrealized appreciation (depreciation) $ (72,107,109)
Cost for federal income tax purposes $ 857,398,838

High Yield Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2023, in valuing High Yield Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 3,277,675 – 3,277,675 –
Communications Services 8,716,175 – 8,716,175 –
Consumer Cyclical 1,417,174 – 1,417,174 –
Consumer Non-Cyclical 2,949,530 – 2,949,530 –
Energy 1,537,733 – 1,537,733 –
Technology 5,266,235 – 5,266,235 –
Transportation 3,680,756 – 3,680,756 –
Long-Term Fixed Income
Basic Materials 38,926,506 – 38,926,506 –
Capital Goods 89,610,032 – 89,610,032 –
Communications Services 86,282,004 – 86,282,004 –
Consumer Cyclical 132,617,063 – 132,617,063 –
Consumer Non-Cyclical 91,170,659 – 91,170,659 –
Energy 91,665,516 – 91,665,512 4
Financials 59,191,972 – 59,191,972 –
Technology 40,999,237 – 40,999,237 –
Transportation 21,395,990 – 21,395,990 –
Utilities 21,225,680 – 21,225,680 –
Registered Investment Companies
U.S. Unaffiliated 30,113,234 30,113,234 – –
Common Stock
Communications Services 813,722 – 813,722 –
Energy 152,721 152,721 – –
Short-Term Investments 1,296,926 – 1,296,926 –
Subtotal Investments in Securities $732,306,540 $30,265,955 $702,040,581 $4
Other Investments  * Total
Affiliated Short-Term Investments 17,291,738
Collateral Held for Securities Loaned 35,949,385
Subtotal Other Investments $53,241,123
Total Investments at Value $785,547,663
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of June 30, 2023, in valuing High Yield Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Credit Default Swaps 255,934 – 255,934 –
Total Liability Derivatives $255,934 $– $255,934 $–

High Yield Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents High Yield Portfolio's swaps contracts held as of June 30, 2023. Investments totaling $1,296,926 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 40, 5 Year, at 5.00%, Quarterly Buy 6/20/2028 $ 15,800,000 $ – ( $ 255,934) ( $ 255,934)
Total Credit Default Swaps $– ($255,934) ($255,934)
1 As the buyer of protection, High Yield Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, High Yield Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments High Yield Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2023, for High Yield Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) $ 255,934
Total Credit Contracts 255,934
Total Liability Derivatives $255,934
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2023, for High
Yield Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 274,563
Total Credit Contracts
274,563
Total $274,563
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2023, for High Yield Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (255,934)
Total Credit Contracts (255,934)
Total ($255,934)
The following table presents High Yield Portfolio's average volume of derivative activity during the period ended June 30, 2023.
Derivative Risk Category Average Notional Value
Credit Contracts
Credit Default Swaps - Buy Protection ($128,020)

High Yield Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
6/30/2023
Shares Held at
6/30/2023
% of Net
Assets
6/30/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% $13,821 $82,049 $78,578 $17,292 1,729 2.3%
Total Affiliated Short-Term Investments 13,821 17,292 2.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 45,244 211,934 221,229 35,949 35,949 4.7
Total Collateral Held for Securities Loaned 45,244 35,949 4.7
Total Value $59,065 $53,241
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 6/30/2023
U.S. Affiliated Registered Investment Companies
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% $– $– $ – $378
Total Income/Non Income Cash from Affiliated
Investments $378
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 374
Total Affiliated Income from Securities Loaned, Net $374
Total Value $– $– $ –

Income Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 96.1% ) Value
Asset-Backed Securities (2.5%)
Ares XL CLO, Ltd.
$ 4,250,000
7.060%,  (LIBOR 3M +
1.800%), 1/15/2029, Ser.
2016-40A, Class BRR
a,b
$ 4,070,943
Atrium IX
3,600,000
7.463%,  (LIBOR 3M +
2.000%), 5/28/2030, Ser. 9A,
Class CR2
a,b
3,484,069
Benefit Street Partners CLO II, Ltd.
3,600,000
7.160%,  (LIBOR 3M +
1.900%), 7/15/2029, Ser.
2013-IIA, Class BR2
a,b
3,589,906
Galaxy XXIII CLO, Ltd.
1,200,000
6.973%,  (LIBOR 3M +
1.700%), 4/24/2029, Ser.
2017-23A, Class C1R
a,b
1,153,150
GMAC Mortgage Corporation
Loan Trust
114,390
5.650%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,c
63,906
OCP CLO, Ltd.
5,125,000
7.260%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
a,b
4,866,925
Octagon Investment Partners 31,
LLC
3,200,000
8.650%,  (LIBOR 3M +
3.400%), 7/20/2030, Ser.
2017-1A, Class DR
a,b
3,014,432
Park Blue CLO 2022-II, Ltd.
2,600,000
7.191%,  (TSFR3M +
2.550%), 1/20/2035, Ser.
2022-2A, Class A1
a,b
2,614,687
Preferred Term Securities XXIII,
Ltd./Preferred Term Securities
XXIII, Inc.
153,562
5.752%,  (LIBOR 3M +
0.200%), 12/22/2036, Ser.
A-FP
a,b
149,137
Sound Point CLO XV, Ltd.
6,400,000
6.773%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2017-1A, Class BR
a,b
6,337,600
Sound Point CLO, Ltd.
3,200,000
7.500%,  (LIBOR 3M +
2.250%), 1/20/2032, Ser.
2019-1A, Class CR
a,b
3,014,269
Total 32,359,024
Basic Materials (1.0%)
Alcoa Nederland Holding BV
240,000 5.500%,  12/15/2027
a
232,109
Anglo American Capital plc
2,550,000 4.750%,  4/10/2027
a
2,464,417
Freeport-McMoRan, Inc.
320,000 4.125%,  3/1/2028 299,824
1,850,000 5.250%,  9/1/2029 1,817,547
Glencore Funding, LLC
1,800,000 3.375%,  9/23/2051
a
1,212,083
4,559,000 4.000%,  3/27/2027
a
4,345,163
2,700,000 2.500%,  9/1/2030
a,d
2,210,833
Principal
Amount Long-Term Fixed Income (96.1%) Value
Basic Materials (1.0%) - continued
OCI NV
$ 258,000 4.625%,  10/15/2025
a
$ 246,025
Olin Corporation
320,000 5.125%,  9/15/2027 305,161
Total 13,133,162
Capital Goods (5.2%)
BAE Systems plc
2,550,000 3.400%,  4/15/2030
a
2,305,895
1,600,000 1.900%,  2/15/2031
a
1,284,650
Boeing Company
6,650,000 5.930%,  5/1/2060 6,586,075
5,200,000 3.250%,  2/1/2028 4,773,847
1,600,000 5.150%,  5/1/2030 1,584,560
3,500,000 5.705%,  5/1/2040 3,491,274
Carrier Global Corporation
3,000,000 2.722%,  2/15/2030 2,582,142
1,550,000 2.700%,  2/15/2031 1,304,934
3,100,000 3.377%,  4/5/2040 2,379,795
CNH Industrial Capital, LLC
2,900,000 4.550%,  4/10/2028 2,804,115
General Electric Company
1,815,000
8.882%,  (LIBOR 3M +
3.330%), 9/15/2023
b,e
1,814,998
Howmet Aerospace, Inc.
4,750,000 3.000%,  1/15/2029 4,151,550
2,400,000 5.950%,  2/1/2037 2,443,306
Huntington Ingalls Industries, Inc.
1,900,000 3.844%,  5/1/2025 1,826,905
John Deere Capital Corporation
4,500,000 4.900%,  3/3/2028 4,526,840
Lockheed Martin Corporation
1,600,000 5.900%,  11/15/2063 1,820,358
Northrop Grumman Corporation
2,250,000 3.250%,  1/15/2028 2,098,303
1,550,000 4.700%,  3/15/2033 1,521,189
Raytheon Technologies
Corporation
2,750,000 3.030%,  3/15/2052 1,933,170
2,200,000 4.125%,  11/16/2028 2,118,897
1,925,000 4.450%,  11/16/2038 1,770,554
Regal Rexnord Corporation
2,850,000 6.050%,  4/15/2028
a
2,829,217
2,800,000 6.300%,  2/15/2030
a
2,791,712
Republic Services, Inc.
2,900,000 4.875%,  4/1/2029 2,895,386
Teledyne Technologies, Inc.
3,000,000 2.250%,  4/1/2028 2,617,811
Textron, Inc.
2,560,000 3.650%,  3/15/2027 2,397,973
Total 68,655,456
Collateralized Mortgage Obligations (<0.1%)
Wachovia Mortgage Loan Trust,
LLC
55,513
4.623%,  5/20/2036, Ser.
2006-A, Class 2A1
b
52,714
Total 52,714

Income Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.1%) Value
Communications Services (7.4%)
Activision Blizzard, Inc.
$ 4,300,000 2.500%,  9/15/2050 $ 2,766,262
American Tower Corporation
1,810,000 3.125%,  1/15/2027 1,667,157
3,100,000 1.875%,  10/15/2030 2,446,029
1,400,000 5.650%,  3/15/2033 1,419,623
AT&T, Inc.
2,250,000 3.650%,  6/1/2051 1,651,770
2,481,000 4.300%,  2/15/2030 2,355,026
2,250,000 2.750%,  6/1/2031 1,898,459
4,487,000 2.550%,  12/1/2033 3,524,431
3,190,000 4.300%,  12/15/2042 2,708,205
1,700,000 4.500%,  3/9/2048 1,437,965
CCO Holdings, LLC/CCO Holdings
Capital Corporation
2,100,000 5.000%,  2/1/2028
a
1,913,289
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
3,750,000 4.800%,  3/1/2050 2,829,370
2,800,000 4.908%,  7/23/2025 2,745,811
2,450,000 6.384%,  10/23/2035 2,387,978
2,500,000 3.500%,  6/1/2041 1,691,011
Comcast Corporation
1,183,000 2.887%,  11/1/2051 793,150
2,650,000 4.600%,  10/15/2038 2,467,594
1,200,000 4.650%,  7/15/2042 1,106,604
Cox Communications, Inc.
2,700,000 3.350%,  9/15/2026
a
2,527,845
Discovery Communications, LLC
1,600,000 4.900%,  3/11/2026 1,567,879
Meta Platforms, Inc.
2,000,000 5.600%,  5/15/2053 2,054,024
2,500,000 4.800%,  5/15/2030 2,501,830
2,250,000 4.950%,  5/15/2033 2,248,259
Netflix, Inc.
1,200,000 4.875%,  4/15/2028 1,186,763
3,731,000 5.875%,  11/15/2028 3,853,384
1,800,000 6.375%,  5/15/2029 1,904,400
4,300,000 4.875%,  6/15/2030
a,d
4,231,603
SBA Communications Corporation
320,000 3.125%,  2/1/2029 271,250
Sprint Capital Corporation
230,000 6.875%,  11/15/2028 243,798
4,800,000 8.750%,  3/15/2032 5,801,314
Sprint Corporation
570,000 7.125%,  6/15/2024 575,097
Take-Two Interactive Software, Inc.
2,250,000 5.000%,  3/28/2026 2,228,600
1,600,000 4.950%,  3/28/2028 1,581,057
T-Mobile USA, Inc.
4,400,000 3.400%,  10/15/2052 3,140,086
1,800,000 3.500%,  4/15/2031 1,588,317
1,800,000 3.000%,  2/15/2041 1,315,995
Verizon Communications, Inc.
4,000,000 3.875%,  3/1/2052 3,153,064
2,600,000 4.000%,  3/22/2050 2,109,563
2,400,000 2.100%,  3/22/2028 2,108,334
1,591,000 1.680%,  10/30/2030 1,256,066
4,200,000 3.400%,  3/22/2041 3,241,587
Principal
Amount Long-Term Fixed Income (96.1%) Value
Communications Services (7.4%) - continued
Walt Disney Company
$ 1,900,000 7.625%,  11/30/2028 $ 2,127,873
Warnermedia Holdings, Inc.
3,300,000 5.141%,  3/15/2052 2,687,018
3,600,000 5.050%,  3/15/2042 3,034,322
Total 96,349,062
Consumer Cyclical (6.1%)
Amazon.com, Inc.
1,800,000 3.100%,  5/12/2051 1,342,549
Caesars Entertainment, Inc.
320,000 6.250%,  7/1/2025
a
318,518
Daimler Trucks Finance North
America, LLC
4,500,000 2.375%,  12/14/2028
a
3,895,001
Expedia Group, Inc.
5,400,000 3.250%,  2/15/2030 4,699,890
Ford Motor Credit Company, LLC
3,300,000 4.063%,  11/1/2024 3,193,339
General Motors Company
5,425,000 6.800%,  10/1/2027 5,635,336
General Motors Financial
Company, Inc.
1,700,000 5.400%,  4/6/2026 1,680,547
GLP Capital, LP
2,500,000 3.250%,  1/15/2032 2,018,534
Home Depot, Inc.
3,300,000 4.950%,  9/15/2052 3,277,617
2,680,000 4.250%,  4/1/2046 2,375,697
Hyatt Hotels Corporation
2,200,000 5.750%,  4/23/2030 2,201,089
Hyundai Capital America
1,450,000 5.500%,  3/30/2026
a
1,436,911
2,800,000 2.375%,  10/15/2027
a
2,449,704
2,750,000 1.800%,  1/10/2028
a
2,318,283
Kohl's Corporation
3,150,000 4.625%,  5/1/2031 2,191,707
3,100,000 5.550%,  7/17/2045 1,844,500
Lennar Corporation
2,950,000 4.750%,  5/30/2025 2,882,343
Lowe's Companies, Inc.
1,700,000 5.625%,  4/15/2053 1,698,981
4,750,000 2.625%,  4/1/2031 4,010,827
Marriott International, Inc./MD
5,650,000 4.625%,  6/15/2030 5,409,768
McDonald's Corporation
2,675,000 4.450%,  3/1/2047 2,405,422
Starbucks Corporation
4,000,000 4.800%,  2/15/2033
d
3,950,312
Target Corporation
2,750,000 2.950%,  1/15/2052 1,927,053
Toll Brothers Finance Corporation
2,300,000 3.800%,  11/1/2029 2,059,849
Toyota Motor Credit Corporation
4,500,000 4.550%,  5/17/2030 4,389,892
VICI Properties, LP/VICI Note
Company, Inc.
2,400,000 4.625%,  6/15/2025
a
2,318,989
640,000 4.500%,  9/1/2026
a
604,621
180,000 4.250%,  12/1/2026
a
168,387

Income Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.1%) Value
Consumer Cyclical (6.1%) - continued
$ 3,500,000 5.750%,  2/1/2027
a
$ 3,425,520
1,800,000 3.750%,  2/15/2027
a
1,651,204
180,000 4.625%,  12/1/2029
a
163,417
Walmart, Inc.
2,200,000 4.500%,  9/9/2052 2,150,255
Total 80,096,062
Consumer Non-Cyclical (11.9%)
Abbott Laboratories
1,440,000 4.750%,  11/30/2036 1,445,682
2,500,000 6.000%,  4/1/2039 2,790,431
AbbVie, Inc.
1,800,000 2.950%,  11/21/2026 1,681,640
5,100,000 4.550%,  3/15/2035 4,856,592
3,100,000 4.300%,  5/14/2036 2,846,894
1,900,000 4.850%,  6/15/2044 1,770,347
Amgen, Inc.
4,000,000 5.650%,  3/2/2053 4,050,821
2,900,000 5.250%,  3/2/2033 2,903,699
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
2,710,000 4.700%,  2/1/2036 2,635,786
Anheuser-Busch InBev Worldwide,
Inc.
3,075,000 4.000%,  4/13/2028 2,973,527
2,750,000 3.500%,  6/1/2030 2,557,187
586,000 4.600%,  4/15/2048 543,955
2,700,000 4.439%,  10/6/2048 2,429,643
3,900,000 5.550%,  1/23/2049 4,110,575
AstraZeneca plc
3,400,000 2.125%,  8/6/2050 2,114,006
3,000,000 1.375%,  8/6/2030 2,413,798
BAT Capital Corporation
3,250,000 4.700%,  4/2/2027 3,146,729
3,500,000 2.259%,  3/25/2028 2,999,556
1,900,000 7.750%,  10/19/2032 2,090,979
Becton, Dickinson and Company
1,341,000 3.794%,  5/20/2050 1,059,447
3,100,000 3.700%,  6/6/2027 2,947,403
1,750,000 4.693%,  2/13/2028 1,726,238
Cargill, Inc.
1,750,000 3.125%,  5/25/2051
a
1,267,096
Constellation Brands, Inc.
640,000 3.500%,  5/9/2027 605,553
2,700,000 4.900%,  5/1/2033 2,652,849
CVS Health Corporation
3,250,000 5.625%,  2/21/2053 3,230,924
1,950,000 4.250%,  4/1/2050 1,615,246
1,900,000 5.125%,  2/21/2030 1,886,882
2,800,000 2.125%,  9/15/2031 2,248,457
Eli Lilly & Company
1,970,000 4.950%,  2/27/2063 2,010,422
2,250,000 4.700%,  2/27/2033 2,279,493
HCA, Inc.
510,000 5.375%,  2/1/2025 505,529
5,000,000 5.875%,  2/15/2026 5,003,163
1,800,000 5.375%,  9/1/2026 1,785,857
3,000,000 5.625%,  9/1/2028 3,002,293
Imperial Brands Finance plc
2,700,000 3.500%,  7/26/2026
a
2,514,647
Principal
Amount Long-Term Fixed Income (96.1%) Value
Consumer Non-Cyclical (11.9%) - continued
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
$ 4,200,000 4.375%,  2/2/2052
a
$ 2,945,838
1,200,000 5.500%,  1/15/2030
a
1,151,160
2,350,000 3.625%,  1/15/2032
a
1,906,884
3,400,000 3.000%,  5/15/2032
a
2,609,331
Kenvue, Inc.
1,750,000 5.050%,  3/22/2053
a
1,786,117
1,600,000 5.000%,  3/22/2030
a
1,615,499
Kraft Foods Group, Inc.
230,000 5.000%,  6/4/2042 215,240
Kraft Heinz Foods Company
1,400,000 5.500%,  6/1/2050 1,388,481
1,184,000 3.000%,  6/1/2026 1,117,201
450,000 3.750%,  4/1/2030 417,602
1,770,000 4.375%,  6/1/2046 1,504,243
1,850,000 4.875%,  10/1/2049 1,688,062
Mattel, Inc.
3,000,000 5.450%,  11/1/2041 2,487,085
Medtronic, Inc.
4,200,000 4.375%,  3/15/2035 4,035,340
Nestle Holdings, Inc.
4,250,000 4.950%,  3/14/2030
a
4,307,915
2,900,000 4.850%,  3/14/2033
a
2,959,748
Newell Brands, Inc.
1,600,000 4.700%,  4/1/2026 1,502,960
Pfizer Investment Enterprises Pte,
Ltd.
5,825,000 5.300%,  5/19/2053 6,056,143
4,800,000 4.650%,  5/19/2030 4,742,706
1,167,000 4.750%,  5/19/2033 1,162,603
Philip Morris International, Inc.
1,750,000 5.125%,  11/17/2027 1,755,355
2,000,000 4.875%,  2/15/2028 1,969,441
4,800,000 5.125%,  2/15/2030 4,745,965
2,935,000 5.750%,  11/17/2032 3,005,660
Reynolds American, Inc.
1,560,000 5.850%,  8/15/2045 1,387,315
Roche Holdings, Inc.
3,800,000 2.607%,  12/13/2051
a
2,575,104
Royalty Pharma plc
2,550,000 1.750%,  9/2/2027 2,186,578
Smithfield Foods, Inc.
1,200,000 3.000%,  10/15/2030
a
940,868
Sysco Corporation
1,400,000 6.600%,  4/1/2050 1,595,796
1,000,000 6.600%,  4/1/2040 1,084,039
Takeda Pharmaceutical Company,
Ltd.
2,800,000 3.175%,  7/9/2050 1,972,161
Total 155,521,786
Energy (6.6%)
BP Capital Markets America, Inc.
5,250,000 3.001%,  3/17/2052 3,620,503
Canadian Natural Resources, Ltd.
700,000 2.950%,  7/15/2030 601,045
Cheniere Energy Partners, LP
7,310,000 4.500%,  10/1/2029 6,708,799
2,000,000 4.000%,  3/1/2031 1,760,979

Income Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.1%) Value
Energy (6.6%) - continued
$ 1,900,000 5.950%,  6/30/2033
a
$ 1,905,529
Continental Resources, Inc.
1,200,000 2.268%,  11/15/2026
a
1,068,252
3,100,000 4.375%,  1/15/2028 2,911,178
Energy Transfer, LP
1,500,000 6.500%,  11/15/2026
b,e
1,362,480
3,480,000 4.200%,  4/15/2027 3,322,705
3,500,000 4.000%,  10/1/2027 3,277,393
2,900,000 3.750%,  5/15/2030 2,616,694
4,000,000 6.000%,  6/15/2048 3,793,216
Enterprise Products Operating,
LLC
1,350,000
8.304%,  (LIBOR 3M +
2.986%), 8/16/2077
b
1,327,489
EQT Corporation
1,992,000 6.125%,  2/1/2025 1,980,805
Equinor ASA
2,575,000 3.125%,  4/6/2030 2,356,776
Halliburton Company
3,300,000 4.850%,  11/15/2035 3,107,436
MPLX, LP
1,450,000 4.875%,  6/1/2025 1,422,714
3,250,000 4.800%,  2/15/2029 3,134,191
1,600,000 4.950%,  9/1/2032 1,528,338
878,000 5.000%,  3/1/2033 841,023
National Fuel Gas Company
4,186,000 5.500%,  1/15/2026 4,126,415
Occidental Petroleum Corporation
3,500,000 6.625%,  9/1/2030 3,636,850
Ovintiv Exploration, Inc.
4,756,000 5.375%,  1/1/2026 4,723,716
Ovintiv, Inc.
1,600,000 5.650%,  5/15/2028 1,568,273
Petroleos Mexicanos
2,550,000 6.500%,  3/13/2027 2,268,804
Pioneer Natural Resources
Company
1,750,000 5.100%,  3/29/2026 1,739,501
1,800,000 2.150%,  1/15/2031 1,473,495
Plains All American Pipeline, LP/
PAA Finance Corporation
2,700,000 3.800%,  9/15/2030 2,395,675
Schlumberger Holdings
Corporation
2,750,000 3.900%,  5/17/2028
a
2,591,098
Targa Resources Corporation
2,100,000 6.125%,  3/15/2033 2,145,759
Western Gas Partners, LP
4,700,000 4.650%,  7/1/2026 4,521,404
Western Midstream Operating, LP
1,150,000 6.150%,  4/1/2033 1,159,074
Williams Companies, Inc.
1,700,000 5.300%,  8/15/2052 1,567,400
2,450,000 7.500%,  1/15/2031 2,689,916
Williams Partners, LP
2,000,000 4.850%,  3/1/2048 1,730,329
Total 86,985,254
Financials (34.4%)
AerCap Holdings NV
3,200,000 5.875%,  10/10/2079
b,d
3,018,003
Principal
Amount Long-Term Fixed Income (96.1%) Value
Financials (34.4%) - continued
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
$ 1,900,000 6.500%,  7/15/2025 $ 1,909,395
1,500,000 4.625%,  10/15/2027 1,421,262
2,800,000 3.875%,  1/23/2028 2,574,246
2,400,000 3.400%,  10/29/2033 1,927,683
Air Lease Corporation
4,100,000 4.650%,  6/15/2026
b,e
3,421,696
1,850,000 3.625%,  4/1/2027 1,707,276
1,900,000 2.100%,  9/1/2028 1,578,215
2,500,000 3.000%,  2/1/2030 2,090,561
Aircastle, Ltd.
800,000 2.850%,  1/26/2028
a
680,312
Allianz SE
3,200,000 3.200%,  10/30/2027
a,b,e
2,360,320
Ally Financial, Inc.
4,050,000 5.750%,  11/20/2025 3,900,399
2,500,000 8.000%,  11/1/2031 2,595,302
American Homes 4 Rent, LP
1,550,000 2.375%,  7/15/2031 1,230,739
ANZ Bank New Zealand, Ltd.
1,700,000 5.548%,  8/11/2032
a,b
1,675,452
Aon Corporation/Aon Global
Holdings plc
2,000,000 5.350%,  2/28/2033 2,014,570
Ares Capital Corporation
3,600,000 3.875%,  1/15/2026 3,337,613
2,950,000 2.150%,  7/15/2026 2,557,868
1,800,000 2.875%,  6/15/2027
d
1,559,588
Associated Banc-Corp
2,650,000 4.250%,  1/15/2025 2,475,834
Australia & New Zealand Banking
Group, Ltd.
2,200,000 2.950%,  7/22/2030
a,b
2,015,354
2,500,000 2.570%,  11/25/2035
a,b
1,899,037
Avolon Holdings Funding, Ltd.
300,000 5.250%,  5/15/2024
a
294,742
1,800,000 5.500%,  1/15/2026
a
1,744,025
1,500,000 4.250%,  4/15/2026
a
1,397,423
5,400,000 4.375%,  5/1/2026
a
5,045,612
Banco Santander SA
3,200,000 2.746%,  5/28/2025 3,004,146
3,600,000 5.294%,  8/18/2027 3,529,381
1,800,000 4.379%,  4/12/2028 1,697,198
Bank of America Corporation
3,400,000 5.080%,  1/20/2027
b
3,347,837
5,300,000 4.375%,  1/27/2027
b,e
4,519,575
3,950,000 3.705%,  4/24/2028
b
3,702,166
1,750,000 5.202%,  4/25/2029
b
1,730,875
1,800,000 4.271%,  7/23/2029
b
1,707,828
1,825,000 3.974%,  2/7/2030
b
1,689,693
2,720,000 3.194%,  7/23/2030
b
2,397,425
6,200,000 1.922%,  10/24/2031
b
4,907,746
3,500,000 2.572%,  10/20/2032
b
2,850,751
1,800,000 2.972%,  2/4/2033
b
1,500,527
4,800,000 4.571%,  4/27/2033
b
4,513,170
1,800,000 4.244%,  4/24/2038
b
1,580,660
1,860,000 2.831%,  10/24/2051
b
1,221,236
Bank of New York Mellon
Corporation
1,925,000 4.700%,  9/20/2025
b,e
1,869,656
2,925,000 5.802%,  10/25/2028
b
2,981,365

Income Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.1%) Value
Financials (34.4%) - continued
Barclays plc
$ 3,100,000 6.125%,  12/15/2025
b,e
$ 2,717,150
2,800,000 5.829%,  5/9/2027
b
2,761,930
1,280,000 4.836%,  5/9/2028 1,178,865
3,100,000 2.645%,  6/24/2031
b
2,486,076
2,900,000 7.119%,  6/27/2034
b
2,898,843
Berkshire Hathaway Finance
Corporation
6,000,000 2.850%,  10/15/2050 4,175,261
1,950,000 4.250%,  1/15/2049 1,775,781
Blackstone Private Credit Fund
1,600,000 7.050%,  9/29/2025 1,595,851
1,750,000 4.000%,  1/15/2029 1,483,378
BNP Paribas SA
2,700,000 6.625%,  3/25/2024
a,b,e
2,593,014
BPCE SA
3,190,000 5.150%,  7/21/2024
a
3,132,234
Brandywine Operating
Partnership, LP
2,533,000 3.950%,  11/15/2027 2,008,830
Brixmor Operating Partnership, LP
1,500,000 2.250%,  4/1/2028 1,260,030
Capital One Financial Corporation
2,690,000 4.200%,  10/29/2025 2,571,378
Centene Corporation
160,000 4.250%,  12/15/2027 149,593
480,000 4.625%,  12/15/2029 441,810
3,605,000 3.375%,  2/15/2030 3,098,281
3,000,000 2.500%,  3/1/2031 2,392,410
2,200,000 2.625%,  8/1/2031 1,753,136
Charles Schwab Corporation
2,550,000 5.375%,  6/1/2025
b,d,e
2,437,086
3,100,000 4.000%,  12/1/2030
b,e
2,262,225
Citigroup, Inc.
2,305,000 5.500%,  9/13/2025 2,291,661
2,490,000 4.450%,  9/29/2027 2,377,523
2,000,000 3.668%,  7/24/2028
b
1,869,784
3,000,000 4.075%,  4/23/2029
b
2,824,025
2,750,000 2.520%,  11/3/2032
b
2,215,702
5,900,000 3.057%,  1/25/2033
b
4,925,761
Comerica, Inc.
2,100,000 5.625%,  7/1/2025
b,d,e
1,740,590
Commerzbank AG
3,200,000 8.125%,  9/19/2023
a
3,188,144
Corebridge Financial, Inc.
1,050,000 3.650%,  4/5/2027 980,253
1,650,000 3.850%,  4/5/2029 1,483,872
CoreStates Capital III
2,440,000
5.891%,  (LIBOR 3M +
0.570%), 2/15/2027
a,b
2,239,150
Corporate Office Properties, LP
2,175,000 2.250%,  3/15/2026 1,926,295
Credit Agricole SA
2,400,000 6.875%,  9/23/2024
a,b,e
2,314,584
Credit Suisse Group AG
1,950,000 7.500%,  7/17/2023
a,b,e,f
72,793
2,500,000 7.250%,  9/12/2025
a,b,e,f
93,324
2,450,000 5.250%,  8/11/2027
a,b,e,f
91,458
Danske Bank AS
2,850,000 3.773%,  3/28/2025
a,b
2,785,594
Principal
Amount Long-Term Fixed Income (96.1%) Value
Financials (34.4%) - continued
Deutsche Bank AG/New York, NY
$ 6,000,000 6.000%,  10/30/2025
b,e
$ 4,787,400
1,350,000 3.961%,  11/26/2025
b
1,287,203
2,200,000 2.311%,  11/16/2027
b
1,890,542
Discover Bank
3,490,000 4.682%,  8/9/2028
b
3,190,933
Discover Financial Services
1,300,000 6.700%,  11/29/2032 1,339,303
Drawbridge Special Opportunities
Fund, LP
480,000 3.875%,  2/15/2026
a
428,633
Elevance Health, Inc.
1,750,000 5.125%,  2/15/2053 1,697,027
1,250,000 6.100%,  10/15/2052 1,369,344
2,000,000 4.750%,  2/15/2033 1,942,511
EPR Properties
1,976,000 4.950%,  4/15/2028 1,765,263
3,700,000 3.750%,  8/15/2029 3,007,857
Extra Space Storage LP
2,000,000 5.500%,  7/1/2030 1,983,449
First Horizon Bank
2,000,000 5.750%,  5/1/2030
d
1,736,853
First Horizon National Corporation
2,900,000 4.000%,  5/26/2025 2,708,650
First-Citizens Bank & Trust
Company
5,350,000 6.125%,  3/9/2028 5,277,706
FS KKR Capital Corporation
4,848,000 4.250%,  2/14/2025
a
4,564,761
2,450,000 3.400%,  1/15/2026 2,228,283
Glitnir HoldCo ehf., Convertible
362 Zero Coupon,  12/31/2030
g,h
0
Goldman Sachs Group, Inc.
3,200,000 4.950%,  2/10/2025
b,d,e
3,016,736
3,100,000 3.691%,  6/5/2028
b
2,912,584
4,250,000 3.814%,  4/23/2029
b
3,945,204
1,100,000 4.223%,  5/1/2029
b
1,038,940
7,800,000 3.102%,  2/24/2033
b
6,589,075
HSBC Holdings plc
2,900,000 8.000%,  3/7/2028
b,d,e
2,878,989
3,470,000 4.041%,  3/13/2028
b
3,249,697
Intercontinental Exchange, Inc.
1,200,000 4.950%,  6/15/2052 1,132,274
1,350,000 4.350%,  6/15/2029 1,316,078
Invitation Homes Operating
Partnership, LP
1,500,000 2.300%,  11/15/2028 1,274,824
1,500,000 2.000%,  8/15/2031 1,149,166
J.P. Morgan Chase & Company
1,850,000
8.549%,  (LIBOR 3M +
3.250%), 11/1/2023
b,d,e
1,856,938
2,200,000 2.956%,  5/13/2031
b
1,886,391
1,200,000 2.580%,  4/22/2032
b
996,741
2,900,000 2.545%,  11/8/2032
b
2,376,040
2,700,000 2.963%,  1/25/2033
b
2,274,515
4,800,000 4.586%,  4/26/2033
b
4,575,804
3,700,000 4.912%,  7/25/2033
b
3,615,542
2,500,000 5.717%,  9/14/2033
b
2,536,233
KeyBank NA/Cleveland, OH
2,800,000 4.150%,  8/8/2025 2,587,472

Income Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.1%) Value
Financials (34.4%) - continued
Kilroy Realty, LP
$ 2,550,000 4.250%,  8/15/2029 $ 2,169,926
Lloyds Banking Group plc
1,900,000 2.438%,  2/5/2026
b
1,788,785
910,000 4.650%,  3/24/2026 869,069
M&T Bank Corporation
2,200,000 3.500%,  9/1/2026
b,e
1,467,413
Massachusetts Mutual Life
Insurance Company
4,600,000 3.200%,  12/1/2061
*
2,967,868
Metropolitan Life Global Funding I
4,450,000 4.300%,  8/25/2029
a
4,217,332
Mitsubishi UFJ Financial Group,
Inc.
2,600,000 5.719%,  2/20/2026
b
2,586,032
1,165,000 5.541%,  4/17/2026
b
1,157,874
2,750,000 5.133%,  7/20/2033
b
2,695,784
Mizuho Financial Group, Inc.
2,100,000 1.979%,  9/8/2031
b
1,659,186
Morgan Stanley
1,860,000
8.712%,  (LIBOR 3M +
3.160%), 12/15/2025
b,e
1,854,910
2,510,000 4.350%,  9/8/2026 2,424,012
1,500,000 5.123%,  2/1/2029
b
1,479,355
3,350,000 3.622%,  4/1/2031
b
3,018,654
3,100,000 1.794%,  2/13/2032
b
2,404,661
3,000,000 2.943%,  1/21/2033
b
2,493,683
1,050,000 4.889%,  7/20/2033
b
1,010,572
3,600,000 6.342%,  10/18/2033
b
3,829,692
2,100,000 5.297%,  4/20/2037
b
1,987,009
Nationwide Building Society
2,490,000 3.900%,  7/21/2025
a
2,387,926
1,356,000 4.000%,  9/14/2026
a
1,245,133
Nationwide Mutual Insurance
Company
2,725,000 4.350%,  4/30/2050
a
2,067,435
NatWest Group plc
2,000,000 4.269%,  3/22/2025
b
1,964,542
1,000,000 3.754%,  11/1/2029
b
938,687
1,850,000 4.600%,  6/28/2031
b,d,e
1,281,125
3,600,000 3.032%,  11/28/2035
b
2,761,997
New York Life Global Funding
3,150,000 4.550%,  1/28/2033
a
3,034,294
Nomura Holdings, Inc.
3,500,000 5.709%,  1/9/2026 3,468,763
Omega Healthcare Investors, Inc.
525,000 3.625%,  10/1/2029 430,250
5,600,000 3.375%,  2/1/2031 4,441,849
Owl Rock Capital Corporation
1,950,000 3.400%,  7/15/2026 1,727,244
Owl Rock Core Income
Corporation
3,000,000 4.700%,  2/8/2027 2,722,265
Owl Rock Technology Finance
Corporation
1,500,000 3.750%,  6/17/2026
a
1,312,684
Peachtree Corners Funding Trust
2,800,000 3.976%,  2/15/2025
a
2,695,392
PNC Financial Services Group,
Inc.
3,500,000 6.250%,  3/15/2030
b,e
3,142,125
4,000,000 5.068%,  1/24/2034
b
3,835,841
Principal
Amount Long-Term Fixed Income (96.1%) Value
Financials (34.4%) - continued
Prologis, LP
$ 1,750,000 1.750%,  2/1/2031 $ 1,391,581
Prudential Financial, Inc.
1,320,000 5.125%,  3/1/2052
b
1,191,788
1,725,000 5.200%,  3/15/2044
b
1,704,593
2,750,000 3.700%,  10/1/2050
b
2,319,433
QBE Insurance Group, Ltd.
2,575,000 5.875%,  5/12/2025
a,b,d,e
2,450,646
Realty Income Corporation
3,100,000 3.400%,  1/15/2028 2,858,116
2,950,000 4.850%,  3/15/2030 2,851,762
Regency Centers, LP
1,560,000 3.600%,  2/1/2027 1,466,309
Simon Property Group, LP
3,100,000 3.250%,  9/13/2049 2,083,076
Spirit Realty, LP
1,900,000 2.100%,  3/15/2028 1,592,220
3,250,000 3.400%,  1/15/2030 2,759,502
1,850,000 3.200%,  2/15/2031 1,510,807
Standard Chartered plc
2,900,000 0.991%,  1/12/2025
a,b
2,810,883
Synchrony Financial
450,000 4.250%,  8/15/2024 433,859
Synovus Bank
2,900,000 5.625%,  2/15/2028 2,620,114
Truist Financial Corporation
1,400,000 6.047%,  6/8/2027
b
1,400,581
1,762,000 5.125%,  12/15/2027
b,e
1,348,371
U.S. Bancorp
2,650,000 5.727%,  10/21/2026
b
2,648,477
2,850,000 5.775%,  6/12/2029
b
2,849,148
UBS Group AG
1,750,000 2.593%,  9/11/2025
a,b
1,668,049
3,100,000 2.193%,  6/5/2026
a,b
2,842,603
2,750,000 1.305%,  2/2/2027
a,b
2,402,587
1,450,000 4.875%,  2/12/2027
a,b,e
1,160,798
1,600,000 4.703%,  8/5/2027
a,b
1,529,248
3,100,000 4.282%,  1/9/2028
a
2,865,030
6,100,000 3.869%,  1/12/2029
a,b
5,514,385
250,000 3.091%,  5/14/2032
a,b
202,231
5,750,000 6.537%,  8/12/2033
a,b
5,890,371
UnitedHealth Group, Inc.
1,700,000 5.875%,  2/15/2053 1,888,238
3,600,000 4.950%,  5/15/2062 3,460,928
1,240,000 4.750%,  7/15/2045 1,186,576
1,975,000 4.450%,  12/15/2048 1,799,316
Wells Fargo & Company
3,200,000 3.526%,  3/24/2028
b
2,986,718
3,200,000 2.393%,  6/2/2028
b
2,851,619
4,250,000 4.478%,  4/4/2031
b
4,040,891
3,300,000 4.897%,  7/25/2033
b
3,165,400
Welltower OP, LLC
2,500,000 2.050%,  1/15/2029 2,078,307
Westpac Banking Corporation
1,900,000 2.894%,  2/4/2030
b
1,775,220
3,150,000 2.963%,  11/16/2040 2,111,694
Willis North America, Inc.
3,600,000 4.650%,  6/15/2027 3,496,367
Total 450,939,609

Income Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.1%) Value
Foreign Government (0.4%)
Dominican Republic Government
International Bond
$ 950,000 6.000%,  7/19/2028
a
$ 923,521
4,800,000 6.000%,  2/22/2033
a
4,420,481
Total 5,344,002
Technology (4.8%)
Apple, Inc.
1,900,000 2.700%,  8/5/2051 1,323,440
2,250,000 3.950%,  8/8/2052 1,983,036
1,920,000 3.750%,  9/12/2047 1,659,334
Broadcom, Inc.
2,332,000 3.469%,  4/15/2034
a
1,912,960
3,600,000 3.137%,  11/15/2035
a
2,761,362
2,700,000 3.187%,  11/15/2036
a
2,040,533
2,700,000 4.926%,  5/15/2037
a
2,443,511
Dell International, LLC/EMC
Corporation
3,975,000 6.020%,  6/15/2026 4,040,227
1,300,000 6.100%,  7/15/2027 1,339,272
1,087,000 8.350%,  7/15/2046 1,332,999
Equinix, Inc.
2,700,000 2.000%,  5/15/2028 2,298,665
Fiserv, Inc.
3,000,000 2.650%,  6/1/2030 2,556,615
3,500,000 5.600%,  3/2/2033 3,562,344
Global Payments, Inc.
1,100,000 5.300%,  8/15/2029 1,071,679
1,700,000 5.400%,  8/15/2032
d
1,656,543
Intel Corporation
1,650,000 4.875%,  2/10/2028 1,643,765
Marvell Technology, Inc.
1,900,000 4.875%,  6/22/2028 1,843,639
2,100,000 2.950%,  4/15/2031 1,760,364
Mastercard, Inc.
1,750,000 4.850%,  3/9/2033 1,779,337
NXP BV/NXP Funding, LLC
1,800,000 5.550%,  12/1/2028 1,811,159
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
1,400,000 3.150%,  5/1/2027 1,285,433
1,900,000 4.300%,  6/18/2029 1,790,605
2,650,000 3.250%,  5/11/2041 1,928,747
Oracle Corporation
3,600,000 3.950%,  3/25/2051 2,722,040
4,200,000 6.150%,  11/9/2029 4,374,583
2,700,000 4.300%,  7/8/2034 2,452,043
2,650,000 4.000%,  7/15/2046 2,036,820
Texas Instruments, Inc.
2,900,000 5.000%,  3/14/2053 2,937,957
VeriSign, Inc.
640,000 4.750%,  7/15/2027 630,242
VMware, Inc.
3,100,000 2.200%,  8/15/2031 2,435,980
Total 63,415,234
Transportation (3.3%)
American Airlines, Inc.
3,150,000 11.750%,  7/15/2025
a
3,454,063
Principal
Amount Long-Term Fixed Income (96.1%) Value
Transportation (3.3%) - continued
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
$ 2,220,000 5.500%,  4/20/2026
a
$ 2,199,331
2,100,000 5.750%,  4/20/2029
a
2,039,055
Burlington Northern Santa Fe, LLC
2,500,000 4.700%,  9/1/2045 2,321,608
2,700,000 4.050%,  6/15/2048 2,313,537
Canadian Pacific Railway
Company
1,900,000 4.700%,  5/1/2048 1,725,229
CSX Corporation
1,900,000 2.400%,  2/15/2030 1,640,146
Delta Air Lines, Inc.
931,559 4.250%,  7/30/2023 928,846
3,000,000 7.375%,  1/15/2026 3,127,446
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
4,850,000 4.750%,  10/20/2028
a
4,707,841
ERAC USA Finance, LLC
3,030,000 4.200%,  11/1/2046
a
2,541,449
FedEx Corporation
2,500,000 3.250%,  5/15/2041 1,866,658
Mileage Plus Holdings, LLC
4,400,000 6.500%,  6/20/2027
a
4,410,986
Norfolk Southern Corporation
5,250,000 4.450%,  3/1/2033 5,023,455
Southwest Airlines Company
1,975,000 5.250%,  5/4/2025 1,953,922
2,400,000 2.625%,  2/10/2030 2,039,885
United Airlines Pass Through Trust
923,138 3.750%,  9/3/2026 866,606
United Airlines, Inc.
350,000 4.375%,  4/15/2026
a
332,537
300,000 4.625%,  4/15/2029
a
273,350
Total 43,765,950
U.S. Government & Agencies (4.6%)
U.S. Treasury Bonds
19,800,000 3.625%,  5/15/2053 19,029,656
21,330,000 3.500%,  2/15/2033 20,776,753
4,500,000 2.250%,  5/15/2041 3,465,703
1,850,000 4.000%,  11/15/2042 1,838,149
11,000,000 3.875%,  2/15/2043 10,725,000
U.S. Treasury Notes
4,500,000 3.750%,  5/31/2030 4,437,422
Total 60,272,683
Utilities (7.9%)
AEP Transmission Company, LLC
1,500,000 5.400%,  3/15/2053 1,541,541
American Electric Power
Company, Inc.
3,200,000 3.875%,  2/15/2062
b
2,541,536
1,750,000 5.625%,  3/1/2033 1,779,154
American Water Capital
Corporation
1,700,000 3.450%,  5/1/2050 1,266,573
Arizona Public Service Company
2,550,000 5.550%,  8/1/2033 2,551,845

Income Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.1%) Value
Utilities (7.9%) - continued
Berkshire Hathaway Energy
Company
$ 2,575,000 4.450%,  1/15/2049 $ 2,171,584
CenterPoint Energy Resources
Corporation
2,800,000 1.750%,  10/1/2030 2,244,949
CenterPoint Energy, Inc.
2,250,000 2.950%,  3/1/2030 1,958,743
2,150,000 2.650%,  6/1/2031 1,792,784
Consolidated Edison Company of
New York, Inc.
2,376,000 3.850%,  6/15/2046 1,838,759
2,750,000 4.125%,  5/15/2049 2,253,676
Constellation Energy Generation,
LLC
2,600,000 5.800%,  3/1/2033 2,661,444
Dominion Energy, Inc.
2,250,000 4.650%,  12/15/2024
b,e
2,022,975
2,650,000 4.350%,  1/15/2027
b,e
2,226,322
Duke Energy Corporation
4,300,000 3.250%,  1/15/2082
b
3,192,864
2,250,000 3.500%,  6/15/2051 1,629,293
4,000,000 5.000%,  8/15/2052 3,656,549
2,840,000 3.150%,  8/15/2027 2,622,078
2,700,000 3.750%,  9/1/2046 2,042,342
Edison International
5,600,000 5.750%,  6/15/2027 5,600,263
Enel Finance America, LLC
2,900,000 7.100%,  10/14/2027
a
3,047,025
2,250,000 2.875%,  7/12/2041
a
1,479,044
Entergy Corporation
3,000,000 2.400%,  6/15/2031 2,429,576
Eversource Energy
1,900,000 5.450%,  3/1/2028 1,912,742
Exelon Corporation
1,800,000 4.100%,  3/15/2052 1,451,025
FirstEnergy Corporation
3,480,000 4.400%,  7/15/2027 3,305,415
2,800,000 5.350%,  7/15/2047 2,511,670
FirstEnergy Transmission, LLC
4,300,000 2.866%,  9/15/2028
a
3,784,079
3,150,000 5.450%,  7/15/2044
a
2,912,813
Georgia Power Company
3,000,000 3.250%,  3/15/2051 2,113,928
Indiana Michigan Power Company
1,000,000 5.625%,  4/1/2053 1,026,153
National Rural Utilities Cooperative
Finance Corporation
1,600,000 4.400%,  11/1/2048 1,365,790
NiSource Finance Corporation
1,920,000 4.375%,  5/15/2047 1,633,968
NiSource, Inc.
1,950,000 3.600%,  5/1/2030 1,756,130
NRG Energy, Inc.
1,700,000 4.450%,  6/15/2029
a
1,502,543
Oncor Electric Delivery Company,
LLC
2,490,000 3.750%,  4/1/2045 2,034,288
Pacific Gas and Electric Company
1,900,000 3.300%,  12/1/2027 1,665,710
4,300,000 4.550%,  7/1/2030 3,891,612
Principal
Amount Long-Term Fixed Income (96.1%) Value
Utilities (7.9%) - continued
Public Service Company of
Colorado
$ 1,800,000 4.500%,  6/1/2052 $ 1,569,296
San Diego Gas & Electric
Company
2,700,000 4.150%,  5/15/2048 2,251,719
Sempra Energy
2,700,000 3.250%,  6/15/2027 2,498,115
Southern Company
150,000 4.475%,  8/1/2024 147,260
2,500,000 5.700%,  10/15/2032 2,586,901
1,700,000 4.000%,  1/15/2051
b
1,572,194
2,150,000 3.750%,  9/15/2051
b
1,829,650
Vistra Operations Company, LLC
1,800,000 4.875%,  5/13/2024
a
1,764,691
1,800,000 5.125%,  5/13/2025
a
1,754,921
Total 103,393,532
Total Long-Term Fixed Income
(cost $1,399,464,706) 1,260,283,530
Shares
Collateral Held for Securities
Loaned ( 1.8% ) Value
23,538,338 Thrivent Cash Management Trust 23,538,338
Total Collateral Held for
Securities Loaned
(cost $23,538,338) 23,538,338
Shares Common Stock ( <0.1% ) Value
Communications Services (<0.1%)
426 Windstream Services, LLC
i
4,047
Total 4,047
Financials (<0.1%)
2,247 Glitnir HoldCo ehf.
h,i
0
Total 0
Total Common Stock
(cost $5,112) 4,047
Shares or
Principal
Amount Short-Term Investments ( 2.7% ) Value
Federal Home Loan Bank Discount
Notes
600,000 4.870%, 7/26/2023
j,k
598,151
300,000 5.120%, 9/19/2023
j,k
296,809
Federal National Mortgage
Association Discount Notes
300,000 4.860%, 9/18/2023
j,k
296,849
Thrivent Core Short-Term Reserve
Fund
3,221,753 5.460% 32,217,531
U.S. Treasury Bills
1,900,000 5.050%, 9/14/2023
j,l
1,880,116
Total Short-Term Investments
(cost $35,288,900) 35,289,456
Total Investments (cost
$1,458,297,056) 100.6% $1,319,115,371
Other Assets and Liabilities, Net
(0.6%) (7,893,270)
Total Net Assets 100.0% $1,311,222,101

Income Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2023, the value of these investments was $247,404,689 or 18.9%
of total net assets.
b Denotes variable rate securities. The rate shown is as of
June 30, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the security is insured or guaranteed.
d All or a portion of the security is on loan.
e Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
f Defaulted security.  Interest is not being accrued.
g Principal amount is displayed in Euros.
h Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
i Non-income producing security.
j The interest rate shown reflects the yield.
k All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
l All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Income
Portfolio as of June 30, 2023 was $2,967,868 or 0.23% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of June 30, 2023.
Security
Acquisition
Date Cost
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 $ 4,563,982
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Portfolio as of
June 30, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 22,838,540
Total lending $22,838,540
Gross amount payable upon return of
collateral for securities loaned $23,538,338
Net amounts due to counterparty $699,798
Definitions:
CLO - Collateralized Loan Obligation
Ser. - Series
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
TSFR3M - CME Term SOFR 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 5,772,247
Gross unrealized depreciation (147,009,993)
Net unrealized appreciation (depreciation) $ (141,237,746)
Cost for federal income tax purposes $ 1,460,006,728

Income Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2023, in valuing Income Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 32,359,024 – 32,359,024 –
Basic Materials 13,133,162 – 13,133,162 –
Capital Goods 68,655,456 – 68,655,456 –
Collateralized Mortgage Obligations 52,714 – 52,714 –
Communications Services 96,349,062 – 96,349,062 –
Consumer Cyclical 80,096,062 – 80,096,062 –
Consumer Non-Cyclical 155,521,786 – 155,521,786 –
Energy 86,985,254 – 86,985,254 –
Financials^ 450,939,609 – 450,939,609 0
Foreign Government 5,344,002 – 5,344,002 –
Technology 63,415,234 – 63,415,234 –
Transportation 43,765,950 – 43,765,950 –
U.S. Government & Agencies 60,272,683 – 60,272,683 –
Utilities 103,393,532 – 103,393,532 –
Common Stock
Communications Services 4,047 – 4,047 –
Financials^ 0 – – 0
Short-Term Investments 3,071,925 – 3,071,925 –
Subtotal Investments in Securities $1,263,359,502 $– $1,263,359,502 $0
Other Investments  * Total
Affiliated Short-Term Investments 32,217,531
Collateral Held for Securities Loaned 23,538,338
Subtotal Other Investments $55,755,869
Total Investments at Value $1,319,115,371
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of June 30, 2023, in valuing Income Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 195,616 195,616 – –
Credit Default Swaps 150,773 – 150,773 –
Total Liability Derivatives $346,389 $195,616 $150,773 $–

Income Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Income Portfolio's futures contracts held as of June 30, 2023. Investments and/or cash totaling $1,191,809 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond 164 September 2023 $ 20,855,372 ( $ 42,747)
Ultra 10-Yr. U.S. Treasury Note 105 September 2023 12,588,807 (152,869)
Total Futures Long Contracts $ 33,444,179 ( $ 195,616)
Total Futures Contracts $ 33,444,179 ($195,616)
The following table presents Income Portfolio's swaps contracts held as of June 30, 2023. Investments totaling $1,880,116 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 40, 5 Year, at 5.00%, Quarterly Buy 6/20/2028 $ 26,000,000 $ – ( $ 150,773) ( $ 150,773)
Total Credit Default Swaps $– ($150,773) ($150,773)
1 As the buyer of protection, Income Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Income Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Income Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2023, for Income Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 195,616
Total Interest Rate Contracts 195,616
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 150,773
Total Credit Contracts 150,773
Total Liability Derivatives $346,389
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Income Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2023, for
Income Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 2,550,804
Total Interest Rate Contracts
2,550,804
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (764,354)
Total Credit Contracts
(764,354)
Total $1,786,450
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2023, for Income Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (202,091)
Total Interest Rate Contracts (202,091)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 835,832
Total Credit Contracts 835,832
Total $633,741
The following table presents Income Portfolio's average volume of derivative activity during the period ended June 30, 2023.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $45,210,685
Futures - Short (3,386,043)
Credit Contracts
Credit Default Swaps - Buy Protection (430,020)

Income Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
6/30/2023
Shares Held at
6/30/2023
% of Net
Assets
6/30/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% $52,657 $179,505 $199,944 $32,218 3,222 2.5%
Total Affiliated Short-Term Investments 52,657 32,218 2.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 7,764 75,387 59,613 23,538 23,538 1.8
Total Collateral Held for Securities Loaned 7,764 23,538 1.8
Total Value $60,421 $55,756
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 6/30/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% $0 $0 $ – $1,028
Total Income/Non Income Cash from Affiliated
Investments $1,028
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 55
Total Affiliated Income from Securities Loaned, Net $55
Total Value $0 $0 $ –

International Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 95.1% ) Value
Australia (6.4%)
61,162 29Metals, Ltd. $ 34,709
42,564 ALS, Ltd. 318,045
27,967 Altium, Ltd. 692,575
8,046 Ampol, Ltd. 160,731
11,552 Ansell, Ltd. 206,443
92,054 APA Group 595,587
312,889 Aristocrat Leisure, Ltd. 8,095,340
30,496 ASX, Ltd. 1,283,366
714,331 Aurizon Holdings, Ltd. 1,868,840
242,865 Australia and New Zealand
Banking Group, Ltd. 3,844,510
31,357 Australian Ethical Investment, Ltd. 70,353
389,986 BHP Group, Ltd. 11,723,771
235,518 BlueScope Steel, Ltd. 3,241,400
124,796 Brambles, Ltd. 1,199,988
21,836 Brickworks, Ltd. 388,800
92,496 Capricorn Metals, Ltd.
a
251,219
65,229 Carsales.com, Ltd. 1,043,118
95,189 Charter Hall Group 682,397
274,200 Charter Hall Retail REIT 661,470
184,944 Coles Group, Ltd. 2,270,912
49,897 Collins Foods, Ltd. 328,161
227,640 Computershare, Ltd. 3,552,561
68,116 CSL, Ltd. 12,613,668
35,007 Data#3, Ltd. 168,376
62,449 Deterra Royalties, Ltd. 191,844
60,018 DEXUS Property Group 312,564
6,914 Event Hospitality and
Entertainment, Ltd. 54,238
180,448 Fortescue Metals Group, Ltd. 2,677,624
218,450 GrainCorp, Ltd. 1,142,879
228,488 Growthpoint Properties Australia,
Ltd. 426,482
513,769 GWA Group, Ltd. 598,934
38,850 Helia Group, Ltd. 89,651
11,470 HUB24, Ltd. 196,087
487,851 Humm Group, Ltd. 151,822
1,949 Iluka Resources, Ltd. 14,512
57,701 Incitec Pivot, Ltd. 105,585
115,798 Insurance Australia Group, Ltd. 440,368
40,381 IRESS, Ltd. 277,207
60,351 JB Hi-Fi, Ltd. 1,766,279
12,264 Johns Lyng Group, Ltd. 43,661
148,972 Karoon Gas Australia, Ltd.
a
196,398
1,200,982 Lottery Corporation, Ltd. 4,117,290
42,202 Northern Star Resources, Ltd. 343,815
69,824 NRW Holdings, Ltd. 117,991
48,747 Nufarm, Ltd. 165,986
457,662 Orora, Ltd. 1,005,515
122,318 Perenti, Ltd.
a
83,822
8,584 Perpetual, Ltd. 148,444
422,937 Perseus Mining, Ltd. 469,832
63,645 Premier Investments, Ltd. 863,506
3,605 REA Group, Ltd. 346,309
105,907 Rio Tinto, Ltd. 8,110,343
61,448 Sandfire Resources, Ltd.
a
244,005
109,470 SEEK, Ltd. 1,599,205
18,702 Seven Group Holdings, Ltd. 308,424
19,299 Sims Metal Management, Ltd. 203,588
5,029 Sonic Healthcare, Ltd. 119,598
21,346 Super Retail Group, Ltd. 163,325
680,743 Tabcorp Holdings, Ltd.
a
504,945
140,907 Technology One, Ltd. 1,477,581
33,136 Tyro Payments, Ltd.
a
25,324
17,144 Viva Energy Group, Ltd.
b
34,453
Shares Common Stock (95.1%) Value
Australia (6.4%) - continued
98,658 Waypoint REIT, Ltd. $ 170,638
177,976 Westpac Banking Corporation 2,534,138
Total 87,140,552
Austria (0.3%)
108 Andritz AG 6,023
10,450 BAWAG Group AG
b
481,769
58,106 OMV AG 2,467,314
2,364 Palfinger AG 71,959
51,082 Raiffeisen Bank International AG
a
810,615
1,231 Voestalpine AG 44,238
25,302 Wienerberger AG 774,512
Total 4,656,430
Belgium (0.7%)
36,724 Groupe Bruxelles Lambert SA 2,895,095
10,186 KBC Groep NV 710,993
3,120 Melexis NV 306,379
22,838 Proximus SA 170,309
20,736 Solvay SA 2,318,705
43,646 Telenet Group Holding NV 983,532
801 Titan Cement International SA 15,156
15,473 UCB SA 1,371,816
Total 8,771,985
Bermuda (0.2%)
186,000 Cafe de Coral Holdings, Ltd. 238,652
111,000 CK Infrastructure Holdings, Ltd. 588,753
7,137 Flow Traders, Ltd. 157,471
26,800 Hongkong Land Holdings, Ltd. 104,795
22,100 Jardine Matheson Holdings, Ltd. 1,119,365
340,000 Road King Infrastructure, Ltd.
a
120,948
212,400 Shanghai Industrial Urban
Development Group, Ltd. 12,092
140,000 Shangri-La Asia, Ltd.
a
107,334
32,493 Skyworth Group, Ltd. 14,393
6,606 Stolt-Nielsen, Ltd. 168,345
Total 2,632,148
Brazil (0.5%)
19,900 Ambev SA 64,086
66,800 B3 SA - Brasil Bolsa Balcao 203,823
44,710 Banco Bradesco SA ADR 154,697
3,000 Banco BTG Pactual SA 19,774
47,600 Banco do Brasil SA 492,085
83,200 BB Seguridade Participacoes SA 534,313
13,983 Centrais Eletricas Brasileiras SA
ADR 115,639
33,956 Companhia Energetica de Minas
Gerais ADR 89,304
61,400 Companhia Siderurgica Nacional
SA ADR 159,026
55,400 EDP - Energias do Brasil SA 273,055
17,100 ENGIE Brasil Energia SA 163,315
66,488 Gerdau SA ADR 347,067
15,800 Guararapes Confeccoes SA 25,210
44,200 Hypera SA 425,920
14,000 Iochpe-Maxion SA 36,402
58,500 Itau Unibanco Holding SA ADR 345,150
7,100 Itausa SA 14,279
49,000 JBS SA 179,189
3,800 Localiza Rent a Car SA 54,355
47,000 Metalurgica Gerdau SA 116,514

International Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (95.1%) Value
Brazil (0.5%) - continued
93,678 Petroleo Brasileiro SA $ 577,931
51,985 Petroleo Brasileiro SA ADR 718,952
45,500 Telefonica Brasil SA 412,980
11,032 Telefonica Brasil SA ADR 100,722
41,000 TIM SA/Brazil 125,358
80,823 Vale SA ADR 1,084,645
119,300 Via SA
a
53,319
4,700 WEG SA 37,123
Total 6,924,233
Canada (8.1%)
24,428 ATCO, Ltd. 727,262
33,264 Bank of Montreal 3,004,118
87,083 Bank of Nova Scotia 4,356,944
531,666 Barrick Gold Corporation 8,993,874
22,109 Bausch Health Companies, Inc.
a,c
176,872
8,890 BRP, Inc. 751,531
49,939 Canadian Imperial Bank of
Commerce 2,132,138
105,835 Canadian National Railway
Company 12,816,041
35,009 Canadian Utilities, Ltd. 906,706
45,697 Canadian Western Bank 852,712
79,756 CGI, Inc.
a
8,410,578
11,161 Cogeco Communications, Inc. 595,562
37,743 Crescent Point Energy Corporation 254,137
33,266 Dream Industrial REIT 354,318
43,028 Enbridge, Inc. 1,599,320
349 Fairfax Financial Holdings, Ltd. 261,415
37,973 Finning International, Inc. 1,168,069
11,388 Fortis, Inc. 490,765
19,968 Gibson Energy, Inc. 313,971
44,494 Hudbay Minerals, Inc.
a
213,276
31,196 Imperial Oil, Ltd.
a
1,596,124
12,242 Intact Financial Corporation 1,890,152
19,725 InterRent REIT 190,885
31,485 Laurentian Bank of Canada 785,729
24,555 Loblaw Companies, Ltd. 2,247,994
187,854 Manulife Financial Corporation 3,550,756
45,658 MEG Energy Corporation
a
723,773
29,915 Metro, Inc.
a
1,689,557
10,002 National Bank of Canada 745,195
5,485 Nutrien, Ltd. 323,889
6,282 Onex Corporation 346,974
33,360 Rogers Communications, Inc. 1,522,007
74,468 Royal Bank of Canada 7,112,052
31,176 Russel Metals, Inc. 863,680
62,962 Shopify, Inc.
a
4,067,345
188,547 Sun Life Financial, Inc. 9,829,066
215,528 TC Energy Corporation 8,710,601
21,214 Thomson Reuters Corporation 2,864,190
27,484 Toromont Industries, Ltd. 2,257,848
98,566 Toronto-Dominion Bank 6,109,269
74,348 Tourmaline Oil Corporation 3,503,153
Total 109,309,848
Cayman Islands (1.4%)
273,300 Alibaba Group Holding, Ltd.
a
2,845,007
16,000 ANTA Sports Products, Ltd. 164,415
44,000 ASMPT, Ltd. 434,701
7,155 Baidu.com, Inc. ADR
a
979,591
6,000 C&D International Investment
Group, Ltd. 13,683
90,500 China Hongqiao Group, Ltd. 73,919
Shares Common Stock (95.1%) Value
Cayman Islands (1.4%) - continued
125,000 China Overseas Property Holdings,
Ltd. $ 126,329
40,000 China Resources Land, Ltd. 170,226
23,319 China Resources Microelectronics,
Ltd. 168,620
138,000 Chow Tai Fook Jewellery Group,
Ltd. 248,844
154,000 Consun Pharmaceutical Group,
Ltd. 104,498
63,000 Geely Automobile Holdings, Ltd. 77,354
119,000 Haidilao International Holding, Ltd.
b
263,158
15,781 Hello Group, Inc. ADR 151,655
13,917 Huazhu Group, Ltd. ADR
a
539,701
3,700 JD Health International, Inc.
a,b
23,502
42,083 JD.com, Inc. 717,707
1,567 JOYY, Inc. ADR 48,123
5,969 Kanzhun, Ltd. ADR
a
89,834
16,774 KE Holdings, Inc. ADR
a
249,094
24,600 Kuaishou Technology
a,b
169,080
600 Li Auto, Inc
a
10,388
83,852 Meituan
a,b
1,314,876
3,947 MINISO Group Holding, Ltd. ADR 67,060
25,000 NetDragon Websoft Holdings, Ltd. 47,204
7,447 NetEase, Inc. ADR 720,050
82,000 Pacific Textiles Holdings, Ltd. 19,187
10,770 PDD Holdings, Inc. ADR
a
744,638
315,200 Sands China, Ltd.
a
1,079,470
94,000 Seazen Group, Ltd.
a
18,422
1,130,500 Shui On Land, Ltd. 128,465
196,000 Sino Biopharmaceutical, Ltd. 85,637
18,300 Sunny Optical Technology (Group)
Company, Ltd. 183,487
121,924 Tencent Holdings, Ltd. 5,169,721
69,369 Tencent Music Entertainment Group
ADR
a
511,943
61,500 Texhong International Group, Ltd. 40,527
26,800 Tongcheng Travel Holdings, Ltd.
a
56,292
12,371 Trip.com Group, Ltd. ADR
a
432,985
8,000 Want Want China Holdings, Ltd. 5,321
648 Weibo Corporation ADR 8,495
19,000 Wharf Real Estate Investment
Company, Ltd. 95,330
148,000 Xiaomi Corporation
a,b
203,490
40,000 Xinyi Solar Holdings, Ltd. 46,440
38,000 Yadea Group Holdings, Ltd.
b
86,685
15,500 Zhongsheng Group Holdings, Ltd. 59,503
Total 18,794,657
Chile (0.1%)
100,496 Cencosud SA 194,774
1,042,968 Colbun SA 165,209
34,212 Embotelladora Andina SA 89,652
17,826 Empresas CMPC SA 34,107
10,219 Empresas Copec SA 75,838
44,656 S.A.C.I. Falabella 107,218
491 Sociedad Quimica y Minera de
Chile SA ADR 35,656
Total 702,454
China (1.1%)
1,048,400 Agricultural Bank of China, Ltd. 509,782
23,000 Anhui Conch Cement Company,
Ltd., Class H 61,193
2,021,900 Bank of China, Ltd. 1,088,567

International Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (95.1%) Value
China (1.1%) - continued
736,700 Bank of Communications
Company, Ltd. $ 588,820
674,800 Baoshan Iron & Steel Company,
Ltd. 522,492
34,000 Beijing North Star Company, Ltd.
a
3,600
12,800 Beijing Tongrentang Company, Ltd. 101,547
678,900 BOE Technology Group Company,
Ltd. 383,076
10,500 BYD Company, Ltd., Class H 336,679
1,214,000 CGN Power Company, Ltd.
b
293,177
591,000 China Cinda Asset Management
Company, Ltd. 59,075
299,000 China Construction Bank
Corporation
a
193,580
73,000 China Life Insurance Company,
Ltd. 122,201
129,300 China Merchants Securities
Company, Ltd. 242,041
123,300 China Merchants Shekou Industrial
Zone Holdings Company, Ltd. 221,368
116,600 China Petroleum & Chemical
Corporation, Class A 102,177
255,100 China Petroleum & Chemical
Corporation, Class H 149,984
527,000 China Railway Group, Ltd. 348,706
12,900 China Resources Sanjiu Medical
and Pharmaceutical Company,
Ltd. 107,724
92,500 China Shenhua Energy Company,
Ltd., Class H 283,477
86,100 China State Construction
Engineering Corporation, Ltd. 68,078
3,600 China Tourism Group Duty Free
Corporation, Ltd.
a,b
48,845
173,800 China Vanke Company, Ltd., Class
A 335,556
28,800 China Vanke Company, Ltd., Class
H 38,797
96,600 CITIC Securities Company, Ltd.,
Class A 263,600
678,000 CMOC Group, Ltd. 356,960
728,000 CRRC Corporation, Ltd. 399,059
282,200 Daqin Railway Company, Ltd. 288,892
134,400 Focus Media Information
Technology Company, Ltd. 126,037
271,800 Foxconn Industrial Internet
Company, Ltd. 942,803
37,600 Fuyao Glass Industry Group
Company, Ltd., Class H
b
155,965
1,000 G-bits Network Technology Xiamen
Company, Ltd. 67,608
22,200 Gemdale Corporation 22,047
88,400 GF Securities Company, Ltd., Class
H
a
122,214
7,200 Great Wall Motor Company, Ltd.,
Class A
a
25,014
19,400 Gree Electric Appliances, Inc. of
Zhuhai 97,649
507,400 Greenland Holdings Corporation,
Ltd.
a
192,392
79,084 Guangzhou Baiyunshan
Pharmaceutical Holdings, Ltd. 347,222
198,900 Guotai Junan Securities Company,
Ltd. 383,842
29,800 Haier Smart Home Company, Ltd.,
Class H 93,976
Shares Common Stock (95.1%) Value
China (1.1%) - continued
31,400 HUAYU Automotive Systems
Company, Ltd. $ 79,928
38,000 Hundsun Technologies, Inc. 232,138
72,300 Jiangxi Copper Company, Ltd.,
Class A 189,668
391,000 Jiangxi Copper Company, Ltd.,
Class H 604,403
16,680 LONGi Green Energy Technology
Company, Ltd. 65,996
1,071,000 People's Insurance Company
(Group) of China, Ltd. 389,010
28,300 Perfect World Company, Ltd. 65,898
93,278 Ping An Insurance (Group)
Company of China, Ltd. 595,759
26,900 Poly Developments and Holdings
Group Company, Ltd. 48,272
28,100 Seazen Holdings Company, Ltd.
a
55,822
46,680 Shanghai Baosight Software
Company, Ltd.
a
327,187
5,000 Shanghai Pharmaceuticals Holding
Company, Ltd. 15,441
159,700 Shanghai Yuyuan Tourist Mart
(Group) Company, Ltd. 150,999
483,400 Shenwan Hongyuan Group
Company, Ltd. 308,012
288,000 Shenzhen Overseas Chinese Town
Company, Ltd.
a
174,735
17,700 Shenzhou International Group
Holdings, Ltd. 169,999
7,500 Sichuan Kelun Pharmaceutical
Company, Ltd. 30,681
145,000 Tong Ren Tang Technologies
Company, Ltd. 144,577
22,000 Tsingtao Brewery Company, Ltd. 200,859
24,826 Vipshop Holdings, Ltd. ADR
a
409,629
130,100 Wanda Film Holding Company,
Ltd.
a
224,956
30,100 Wanhua Chemical Group
Company, Ltd. 364,224
169,000 Zhejiang Century Huatong Group
Company, Ltd.
a
176,834
3,700 Zhejiang NHU Company, Ltd. 7,853
12,500 Zhongjin Gold Corporation, Ltd. 17,848
54,000 Zijin Mining Group Company, Ltd. 79,968
Total 15,226,518
Colombia (<0.1%)
2,269 Bancolombia SA 16,861
Total 16,861
Cyprus (<0.1%)
18,642 Ros Agro plc GDR
a,d
0
Total 0
Czech Republic (<0.1%)
10,789 Komercni Banka AS 328,952
75 Philip Morris CR 57,561
Total 386,513
Denmark (3.3%)
53,615 ALK-Abello AS
a
585,811
5,822 Carlsberg AS 932,284
17,274 Dampskibsselskabet Norden AS 862,541

International Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (95.1%) Value
Denmark (3.3%) - continued
82,503 Danske Bank AS
a
$ 2,009,477
6,232 DFDS AS 227,073
41,492 DSV AS 8,715,046
8,249 H Lundbeck AS 36,686
16,859 Jyske Bank AS
a
1,282,505
170,372 Novo Nordisk AS 27,521,866
14,218 Pandora AS 1,270,828
943 Per Aarsleff Holding AS 46,366
1,270 Ringkjoebing Landbobank AS 182,051
5,162 Scandinavian Tobacco Group AS
b
85,982
19,536 Sydbank AS 903,299
Total 44,661,815
Egypt (<0.1%)
156,179 Commercial International Bank
Egypt SAE GDR 178,044
Total 178,044
Finland (0.3%)
13,091 Cargotec Oyj 720,393
8,608 Kemira Oyj 137,318
41,492 Kesko Oyj 781,389
13,152 Kojamo Oyj 123,630
9,448 Konecranes Oyj 380,520
10,141 Musti Group Oyj 197,969
6,455 Orion Oyj 267,890
67,959 Outokumpu Oyj 363,779
63,294 Stora Enso Oyj 734,336
29,566 Tokmanni Group Corporation 386,544
Total 4,093,768
France (6.5%)
47,485 Air Liquide SA 8,515,748
2,815 BioMerieux 295,568
13,878 Bureau Veritas SA 380,744
59,388 CGG SA
a
45,071
110,977 Compagnie de Saint-Gobain 6,757,007
285,226 Credit Agricole SA 3,386,742
92,176 Dassault Systemes SE 4,084,418
6,001 Edenred 401,974
23,561 Eiffage SA 2,459,977
225,861 Engie SA 3,761,254
47,080 Groupe Eurotunnel SA 801,203
4,445 Hermes International 9,662,207
20,981 Ipsos SA 1,167,452
7,591 La Francaise des Jeux SAEM
b
298,773
77,283 Legrand SA 7,657,293
4,966 LNA Sante 156,065
10,635 LVMH Moet Hennessy Louis Vuitton
SE 10,027,897
58,978 Publicis Groupe SA 4,733,366
79,638 Rexel SA 1,968,173
104,130 Sanofi 11,210,225
9,202 Schneider Electric SE 1,671,793
6,086 SCOR SE 178,913
1,773 SOITEC
a
299,949
5,698 Sopra Group SA 1,137,582
11,653 Television Francaise 1 SA 80,054
33,229 Thales SA 4,978,677
29,813 TotalEnergies SE 1,711,409
4,742 Verallia SA
b
178,120
Shares Common Stock (95.1%) Value
France (6.5%) - continued
1,541 Wendel SA $ 158,271
Total 88,165,925
Germany (5.2%)
12,935 Aixtron SE 439,242
15,402 Allianz SE 3,587,500
5,470 AURELIUS Equity Opportunities SE
& Company KGaA
a
106,621
1,206 Aurubis AG 103,549
28,944 BASF SE 1,406,196
93,195 Bayer AG 5,158,829
14,085 Bayerische Motoren Werke AG 1,732,559
1,748 Bilfinger SE 67,999
206,522 Commerzbank AG 2,289,478
10,181 CTS Eventim AG & Company
KGAA 643,910
4,525 Dermapharm Holding SE 223,770
261,853 Deutsche Bank AG 2,752,807
22,816 Deutsche Boerse AG 4,212,176
209,218 Deutsche Lufthansa AG
a
2,145,233
50,329 Deutsche Post AG 2,459,194
102,900 Deutsche Telekom AG 2,245,131
18,722 Deutz AG 110,161
5,390 Duerr AG 174,559
292,820 E.ON SE 3,740,611
1,719 ELMOS Semiconductor AG 141,214
9,931 Encavis AG
a
163,127
4,144 Evonik Industries AG 78,963
5,679 Fielmann AG 302,627
28,216 Fresenius SE & Company KGaA 782,623
7,835 Gerresheimer AG 882,023
27,841 Heidelberg Materials AG 2,289,611
5,998 Hugo Boss AG 468,813
128,952 Infineon Technologies AG 5,310,547
9,175 Jenoptik AG 315,212
26,536 Klockner & Company SE 258,553
2,684 Krones AG 325,852
12,053 LEG Immobilien AG
a
695,445
26,272 Mercedes-Benz Group AG 2,114,672
20,023 Merck KGaA 3,314,414
4,922 Muenchener Rueckversicherungs-
Gesellschaft AG 1,847,786
35,661 Porsche Automobil Holding SE
a
2,149,275
5,619 PVA TePla AG
a
116,787
21,654 RWE AG 943,604
47,576 SAP SE 6,499,250
9,462 Scout24 SE
b
599,568
34,129 Siemens AG 5,689,348
6,156 Stroeer SE
a
299,076
5,655 SUESS MicroTec SE 150,324
34,260 TAG Immobilien AG
a
323,982
21,197 TeamViewer SE
a,b
340,708
2,242 VIB Vermoegen AG 33,844
2,106 Volkswagen AG 352,016
5,627 Zalando SE
a,b
162,279
Total 70,551,068
Greece (0.1%)
5,275 Mytilineos SA 186,236
65,755 National Bank of Greece SA
a
427,435
2,659 OPAP SA 46,369
Total 660,040

International Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (95.1%) Value
Guernsey (<0.1%)
88,121 BMO Commercial Property Trust,
Ltd. $ 74,087
205,854 UK Commercial Property REIT, Ltd. 126,535
Total 200,622
Hong Kong (1.6%)
13,800 Bank of East Asia, Ltd. 19,089
655,500 BOC Hong Kong (Holdings), Ltd. 2,008,011
108,000 China Resources Beer (Holdings)
Company, Ltd. 713,688
642,000 CK Hutchison Holdings, Ltd. 3,918,347
217,440 CSPC Pharmaceutical Group, Ltd. 189,233
6,400 Dah Sing Financial Holdings, Ltd. 16,031
56,000 Hang Lung Group, Ltd. 85,068
438,000 Hang Lung Properties, Ltd. 677,790
59,300 Hang Seng Bank, Ltd. 845,358
96,000 Henderson Land Development
Company, Ltd. 285,890
203,100 Hong Kong Exchanges & Clearing,
Ltd. 7,695,258
58,000 Hysan Development Company, Ltd. 141,742
107,000 Kerry Properties, Ltd. 222,602
71,000 Luk Fook Holdings International,
Ltd. 182,287
13,000 Melco International Development,
Ltd.
a
12,118
89,324 Sino Land Company, Ltd. 109,967
220,500 Sun Hung Kai Properties, Ltd. 2,785,932
108,000 Swire Pacific, Ltd. 829,729
66,000 Swire Properties, Ltd. 162,615
820,000 United Laboratories International
Holdings, Ltd. 685,386
23,000 Yuexiu Property Company, Ltd. 26,799
1,426 Yuexiu Real Estate Investment Trust 304
Total 21,613,244
Hungary (<0.1%)
7,509 MOL Hungarian Oil and Gas plc 65,744
9,563 OTP Bank Nyrt 339,969
Total 405,713
India (1.3%)
1,810 ABB India, Ltd. 97,764
19,367 Asian Paints, Ltd. 795,284
4,978 Bajaj Auto, Ltd. 285,231
5,761 Bajaj Finance, Ltd. 504,583
21,293 Bajaj Finserv, Ltd. 397,714
8,899 Britannia Industries, Ltd. 545,665
60,943 Cipla, Ltd. 755,103
34,971 Coal India, Ltd. 98,656
11,187 Coromandel International, Ltd. 129,538
1,582 CRISIL, Ltd. 75,346
13,042 Cummins India, Ltd. 309,574
4,769 Dr. Reddy's Laboratories, Ltd. ADR 300,971
57,204 HCL Technologies, Ltd. 831,606
5,709 HDFC Life Insurance Company,
Ltd.
b
45,353
8,813 Hindustan Unilever, Ltd. 288,141
190,769 Indian Oil Corporation, Ltd. 212,610
68,441 Infosys, Ltd. ADR 1,099,847
66,803 ITC, Ltd. 368,353
41,808 Kotak Mahindra Bank, Ltd. 942,916
4,458 Larsen & Toubro, Ltd. 134,799
2,923 LTIMindtree, Ltd.
b
185,933
Shares Common Stock (95.1%) Value
India (1.3%) - continued
3,715 Mahindra & Mahindra, Ltd. $ 66,006
266 Maruti Suzuki India, Ltd. 31,813
1,849 Mphasis, Ltd. 42,884
277 Nestle India, Ltd. 77,412
43,833 NTPC, Ltd. 101,236
524 Page Industries, Ltd. 240,947
4,137 Persistent Systems, Ltd. 253,679
16,339 PI Industries, Ltd. 782,275
14,706 Pidilite Industries, Ltd. 466,442
812 Polycab India, Ltd. 35,217
68,774 REC, Ltd. 138,330
65,515 Reliance Industries, Ltd. 2,042,174
17,030 SBI Cards and Payment Services,
Ltd. 176,231
34,433 SBI Life Insurance Company, Ltd.
b
549,342
6,784 Schaeffler India, Ltd. 256,688
8,233 Siemens, Ltd. 378,652
2,587 Solar Industries India, Ltd. 118,122
3,558 SRF, Ltd. 99,536
7,525 Sun Pharmaceutical Industries, Ltd. 96,546
475 Supreme Industries, Ltd. 18,536
45,053 Tata Consultancy Services, Ltd. 1,820,472
3,821 Tata Elxsi, Ltd. 354,812
13,546 Tech Mahindra, Ltd. 187,548
1,942 Thermax, Ltd. 54,109
5,951 Trent, Ltd. 128,192
3,472 UltraTech Cement, Ltd. 351,549
Total 17,273,737
Indonesia (0.2%)
837,900 Astra International Tbk PT 380,053
2,774,800 Bank Central Asia Tbk PT 1,701,781
1,087,600 Bank Mandiri Persero Tbk PT
a
378,493
1,342,100 Bank Rakyat Indonesia Persero
Tbk PT 489,989
Total 2,950,316
Ireland (0.1%)
4,287 Flutter Entertainment plc
a
862,807
Total 862,807
Israel (0.9%)
3,731 Airport City, Ltd.
a
49,234
4,292 Alony-Hetz Properties and
Investments, Ltd. 33,685
9,575 AudioCodes, Ltd. 88,690
20,508 Azrieli Group, Ltd. 1,158,614
159,868 Bank Hapoalim BM 1,318,367
186,312 Bank Leumi Le-Israel BM 1,396,148
11,112 Check Point Software Technologies,
Ltd.
a
1,395,890
10,024 First International Bank of Israel,
Ltd. 391,966
5,984 Harel Insurance Investments &
Financial Services, Ltd. 46,794
4,258 Israel Corporation, Ltd. 1,125,757
9,554 Magic Software Enterprises, Ltd. 125,061
183 Melisron, Ltd. 11,903
52,288 Mivne Real Estate (KD), Ltd. 127,788
30,128 Mizrahi Tefahot Bank, Ltd. 1,007,472
1,732 NICE, Ltd.
a
356,475
4,718 Nova, Ltd.
a
539,430
72,854 Plus500, Ltd. 1,355,488
23,824 Radware, Inc.
a
461,947

International Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (95.1%) Value
Israel (0.9%) - continued
32,179 Shufersal, Ltd.
a
$ 168,734
5,625 Wix.com, Ltd.
a
440,100
Total 11,599,543
Italy (2.9%)
326,331 A2A SPA 597,020
11,225 Anima Holding SPA
b
41,789
9,831 Arnoldo Mondadori Editore SPA 21,507
40,873 Azimut Holding SPA 881,947
96,572 Banca Farmafactoring SPA
b
1,058,423
11,853 Banca IFIS SPA 189,900
207,339 Banca Mediolanum SPA 1,875,503
133,203 Banca Popolare di Sondrio SPA 555,146
7,581 Brunello Cucinelli SPA 667,472
8,044 Buzzi SPA 201,543
2,441 Credito Emiliano SPA 19,011
1,512,744 Enel SPA 10,199,589
2,317,978 Intesa Sanpaolo SPA 6,077,174
105,169 Italgas SPA 623,513
5,313 Leonardo SPA 60,329
39,158 Mediobanca SPA 468,820
52,699 Moncler SPA 3,646,135
203,096 OVS SPA
b
563,730
8,126 Prysmian SPA 339,860
147,324 Recordati SPA 7,038,095
8,025 Reply SPA 912,386
2,053 Saras SPA 2,546
14,204 Technogym SPA
b
131,501
28,623 Terna Rete Elettrica Nazionale SPA 244,131
131,264 UniCredit SPA 3,052,365
43,414 Unipol Gruppo SPA 232,005
Total 39,701,440
Japan (18.7%)
27,700 Advantest Corporation 3,730,747
23,100 AGC, Inc. 831,044
23,000 Aica Kogyo Company, Ltd. 505,860
4,000 Ain Holdings, Inc. 141,278
30,200 Air Water, Inc. 419,257
6,200 Amano Corporation 130,863
5,300 Amvis Holdings, Inc. 120,649
23,400 Aozora Bank, Ltd. 435,098
30,400 Arcs Company, Ltd. 519,772
27,700 Asahi Holdings, Inc. 374,274
97,500 Astellas Pharma, Inc. 1,452,017
1,300 BayCurrent Consulting, Inc. 48,883
10,300 BellSystem24 Holdings, Inc. 97,480
77,800 Benesse Holdings, Inc. 995,068
5,100 Canon Marketing Japan, Inc. 127,000
46,900 Chiyoda Company, Ltd. 290,722
20,900 Chudenko Corporation 334,063
12,300 Chugai Pharmaceutical Company,
Ltd. 350,292
4,800 Chugin Financial Group, Inc. 28,887
3,900 Chugoku Electric Power Company,
Inc.
a
26,406
81,900 Citizen Watch Company, Ltd. 493,737
62,500 Coca-Cola Bottlers Japan, Inc. 662,986
49,900 COMSYS Holdings Corporation 988,367
25,300 Dai Nippon Printing Company, Ltd. 718,663
3,000 Daido Steel Company, Ltd. 125,109
2,100 Daifuku Company, Ltd.
a
43,251
54,900 Daiichi Sankyo Company, Ltd. 1,744,408
15,800 Daikin Industries, Ltd. 3,237,504
Shares Common Stock (95.1%) Value
Japan (18.7%) - continued
16,000 Daito Trust Construction Company,
Ltd. $ 1,620,891
169,500 Daiwa House Industry Company,
Ltd. 4,478,525
53,500 Demae-Can Company, Ltd.
a
150,965
2,900 Denso Corporation 195,611
3,200 Descente, Ltd. 91,491
41,300 Doutor Nichires Holdings
Company, Ltd. 605,000
19,100 DTS Corporation 450,922
12,500 Electric Power Development
Company, Ltd. 183,997
639,800 Eneos Holdings, Inc. 2,199,134
18,100 FANUC Corporation 635,412
5,100 Fast Retailing Company, Ltd.
a
1,308,022
10,900 Ferrotec Holdings Corporation 277,503
29,300 Food & Life Companies, Ltd. 572,822
22,300 Fuji Media Holdings, Inc. 233,893
30,000 Fuji Soft, Inc. 967,059
41,000 FUJIFILM Holdings NPV 2,442,910
45,300 Fujikura, Ltd. 380,349
5,100 Fujimi Incorporated
a
126,041
26,000 Fujitsu, Ltd. 3,366,555
15,500 Fukuyama Transporting Company,
Ltd. 432,493
14,200 Future Corporation 169,331
3,900 Fuyo General Lease Company, Ltd. 299,745
47,400 Gree, Inc. 210,883
3,200 Hamamatsu Photonics KK 157,099
7,900 Hanwa Company, Ltd. 249,510
26,500 Heiwa Corporation 460,889
1,400 Hioki EE Corporation 91,295
4,500 HIS Company, Ltd.
a
63,753
13,700 Hisamitsu Pharmaceutical
Company, Inc. 359,501
9,200 Hitachi Zosen Corporation 60,877
29,800 Hitachi, Ltd. 1,852,860
113,200 Honda Motor Company, Ltd. 3,429,265
6,000 Horiba, Ltd. 345,086
18,500 Hoya Corporation 2,213,826
47,900 Ichigo, Inc. 91,804
37,400 Iida Group Holdings Company, Ltd. 632,017
95,200 Inaba Denki Sangyo Company, Ltd. 2,172,009
453 Industrial & Infrastructure Fund
Investment Corporation 476,885
120,100 Inpex Corporation
c
1,319,474
19,100 ITOCHU Corporation 758,682
84,300 ITOCHU Techno-Solutions
Corporation 2,136,154
11,000 Japan Material Company, Ltd. 183,859
33,200 Japan Post Holdings Company,
Ltd. 238,616
255,300 Japan Tobacco, Inc. 5,592,600
11,000 JEOL, Ltd. 392,691
40,600 JGC Corporation 527,899
1,400 JMDC, Inc. 55,919
4,600 Kaga Electronics Company, Ltd. 204,754
50,100 Kajima Corporation 756,441
4,000 Kakaku.com, Inc. 57,620
30,900 Kamigumi Company, Ltd. 700,624
35,700 Kanematsu Corporation 498,889
89,600 Kawasaki Kisen Kaisha, Ltd. 2,196,993
191,300 KDDI Corporation 5,907,941
144 Kenedix Retail REIT Corporation 290,241
14,300 Keyence Corporation 6,794,741

International Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (95.1%) Value
Japan (18.7%) - continued
100,400 Kinden Corporation $ 1,358,366
56,800 Kobe Steel, Ltd. 523,185
8,900 Komatsu, Ltd. 240,727
84,000 K's Holdings Corporation 731,905
15,200 Kumagai Gumi Company, Ltd. 325,320
1,800 Kureha Corporation 103,114
2,400 KYB Company, Ltd. 84,367
103,100 Kyoei Steel, Ltd. 1,457,237
4,800 Kyoritsu Maintenance Company,
Ltd. 182,496
29,200 Kyowa Hakko Kirin Company, Ltd. 541,230
82 LaSalle Logiport REIT 86,035
8,700 Lintec Corporation 137,514
32,400 Lion Corporation 302,075
2,300 M&A Research Institute Holdings,
Inc.
a
182,084
9,900 Management Solutions Company,
Ltd. 282,653
10,600 Mandom Corporation 106,729
159,500 Marubeni Corporation 2,718,519
10,000 Maruichi Steel Tube, Ltd. 229,716
1,700 Matsuda Sangyo Company, Ltd. 26,889
181,400 Mazda Motor Corporation 1,753,084
16,700 McDonald's Holdings Company
(Japan), Ltd. 649,274
10,600 MegaChips Corporation 275,883
49,700 MEITEC Corporation 857,567
19,100 Menicon Company, Ltd. 335,112
4,000 Micronics Japan Company ,Ltd. 56,015
6,700 Mimasu Semiconductor Industry
Company, Ltd. 145,797
16,800 Ministop Company, Ltd. 168,556
13,500 MISUMI Group, Inc. 271,797
3,500 Mitsubishi Chemical Group
Corporation 21,051
52,000 Mitsubishi Corporation 2,514,039
752,000 Mitsubishi HC Capital, Inc. 4,464,931
23,100 Mitsubishi Logistics Corporation 570,847
4,700 Mitsubishi Research Institute, Inc. 179,602
565,900 Mitsubishi UFJ Financial Group,
Inc. 4,171,291
7,800 Mitsuboshi Belting, Ltd. 239,038
30,100 Mitsui & Company, Ltd. 1,139,220
2,300 Mitsui-Soko Holdings Company,
Ltd. 56,000
24,100 Mixi, Inc. 448,600
20,800 Mizuho Financial Group, Inc. 317,938
51,600 Murata Manufacturing Company,
Ltd. 2,963,952
31,600 NEC Networks & System Integration
Corporation 436,842
14,200 NHK Spring Company, Ltd. 103,793
63,700 Nidec Corporation 3,510,217
5,100 Nihon M&A Center Holdings, Inc. 39,239
24,000 Nikkon Holdings Company, Ltd. 479,656
129,600 Nintendo Company, Ltd. 5,908,247
201 Nippon REIT Investment
Corporation 476,854
171,800 Nippon Steel Corporation 3,595,650
150,200 Nippon Television Holdings, Inc. 1,430,822
68,600 Nippon Yusen Kabushiki Kaisha 1,523,514
2,600 Nishimatsu Construction Company,
Ltd. 63,197
522,500 Nissan Motor Company, Ltd. 2,144,410
3,900 Nisshin Oillio Group, Ltd. 92,728
Shares Common Stock (95.1%) Value
Japan (18.7%) - continued
139,300 Nissui Corporation $ 625,623
11,300 Niterra Company, Ltd. 226,719
30,300 Nitori Holdings Company, Ltd. 3,402,517
4,100 Nitto Boseki Company, Ltd. 65,536
45,400 Nitto Kogyo Corporation 1,122,147
23,900 NOK Corporation 350,556
61,800 Nomura Research Institute, Ltd. 1,707,376
12,600 NS United Kaiun Kaisha, Ltd. 300,403
23,600 NSD Company, Ltd. 474,479
262,400 NTT Data Corporation 3,679,085
374 NTT UD REIT Investment
Corporation 350,152
6,400 OBIC Business Consultants
Company, Ltd. 234,503
4,400 Ohsho Food Service Corporation 204,795
11,600 Oisix ra daichi, Inc.
a
199,493
50,000 Okinawa Electric Power Company,
Inc.
a
399,297
11,000 Okumura Corporation 311,350
170,800 Olympus Corporation 2,702,971
4,600 Open Door, Inc.
a
41,311
15,100 Oracle Corporation Japan 1,123,042
30,340 Orient Corporation 238,076
172,900 Oriental Land Company, Ltd.
a
6,740,678
84,500 ORIX Corporation 1,540,959
20 ORIX JREIT, Inc. 24,620
1,500 OSG Corporation 21,533
33,800 Otsuka Holdings Company, Ltd. 1,239,840
9,100 Pacific Metals Company, Ltd.
a
96,780
109,000 Pan Pacific International Holdings
Company 1,952,157
7,900 PeptiDream, Inc.
a
118,592
3,100 PHC Holdings Corporation 33,320
2,000 Pigeon Corporation 27,610
5,600 Plus Alpha Consulting Company,
Ltd. 130,175
9,100 Rakus Company, Ltd. 155,133
107,284 Recruit Holdings Company, Ltd. 3,424,006
47,800 Renesas Electronics Corporation
a
902,097
395,100 Resona Holdings, Inc. 1,891,729
32,800 Resorttrust, Inc. 486,815
2,800 Rohto Pharmaceutical Company,
Ltd. 63,121
1,100 Roland Corporation 31,710
15,700 Ryoyo Electro Corporation 392,277
7,700 Saizeriya Company, Ltd. 195,737
75,300 Sangetsu Company, Ltd. 1,300,770
12,800 Sankyo Company, Ltd. 517,714
14,800 Sankyu, Inc. 489,857
78,500 Santen Pharmaceutical Company,
Ltd. 668,605
1,500 Sanyo Chemical Industries, Ltd. 44,259
3,400 Sanyo Special Steel Company, Ltd. 67,391
2,300 Sato Holdings Corporation 31,243
3,200 Sawai Group Holdings Company,
Ltd. 80,661
4,600 SCREEN Holdings Company, Ltd. 523,936
66,000 Secom Company, Ltd. 4,466,781
7,700 Sega Sammy Holdings, Inc. 164,955
39,500 Seino Holdings Company, Ltd. 562,433
714 Sekisui House REIT, Inc. 415,821
1,900 SHIFT, Inc.
a
348,286
35,800 Shikoku Electric Power Company
a
243,976
85,900 Shin-Etsu Chemical Company, Ltd.
a
2,870,602
7,500 Shionogi & Company, Ltd. 316,346

International Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (95.1%) Value
Japan (18.7%) - continued
124,200 SKY Perfect JSAT Holdings, Inc. $ 493,486
5,700 SMC Corporation 3,167,843
128,400 SoftBank Group Corporation 6,055,295
1,600 Sojitz Corporation 35,409
59,900 Sony Group Corporation 5,407,186
4,800 Starts Corporation, Inc. 98,478
19,000 Sumco Corporation 269,557
28,700 Sumitomo Corporation 608,870
56,500 Sumitomo Dainippon Pharma
Company, Ltd. 251,152
19,200 Sumitomo Heavy Industries, Ltd. 459,866
5,800 Sumitomo Metal Mining Company,
Ltd. 187,237
99,800 Sumitomo Mitsui Financial Group,
Inc. 4,277,373
107,200 Sumitomo Mitsui Trust Holdings,
Inc. 3,802,983
2,600 Sumitomo Osaka Cement
Company, Ltd. 68,774
11,000 Sysmex Corporation 753,467
7,100 Taikisha, Ltd. 202,631
16,700 Taisho Pharmaceutical Holdings
Company, Ltd. 628,197
36,700 Taiyo Holdings Company, Ltd. 682,403
9,400 Takara Standard Company, Ltd. 120,113
164,100 Takeda Pharmaceutical Company,
Ltd. 5,156,442
15,900 Takuma Company, Ltd. 163,676
44,000 Terumo Corporation 1,401,385
20,300 TIS, Inc. 508,623
83,200 Toagosei Company, Ltd. 746,513
7,700 TOCALO Company, Ltd. 80,816
6,000 TOKAI Corporation 78,687
21,000 Tokio Marine Holdings, Inc. 484,125
10,800 Tokyo Century Corporation 390,019
41,000 Tokyo Electron, Ltd.
a
5,905,168
12,200 Tokyotokeiba Company, Ltd. 333,246
102,900 Tokyu Fudosan Holdings
Corporation 589,803
45,900 Toppan, Inc. 991,976
7,800 Torii Pharmaceutical Company, Ltd. 196,474
17,500 Totetsu Kogyo Company, Ltd. 325,548
18,500 Toyo Suisan Kaisha, Ltd. 834,571
864,000 Toyota Motor Corporation 13,886,285
10,900 Transcosmos, Inc. 271,228
26,900 TRE Holdings Corporation 232,287
40,200 Tsubakimoto Chain Company 1,026,143
137,100 TV Asahi Holdings Corporation 1,566,065
9,400 United Arrows, Ltd. 162,637
29,100 Universal Entertainment
Corporation
a
495,743
5,500 UT Group Company, Ltd.
a
116,290
18,200 Valor Company, Ltd. 252,723
20,500 ValueCommerce Company, Ltd. 192,870
4,600 WDB Holdings Company, Ltd. 67,920
16,400 Yakult Honsha Company, Ltd. 1,037,235
11,200 Yellow Hat, Ltd. 144,220
2,100 Yodogawa Steel Works, Ltd. 49,614
22,100 Yuasa Trading Company, Ltd. 674,914
656,400 Z Holdings Corporation 1,581,983
6,300 Zensho Holdings Company, Ltd. 280,091
74,500 ZOZO, Inc. 1,545,475
Total 252,352,048
Shares Common Stock (95.1%) Value
Jersey (0.6%)
31,631 Experian plc $ 1,214,032
363,245 Glencore plc 2,059,562
1,239,161 Man Group plc 3,441,259
46,909 TP ICAP Group plc 90,077
91,548 WPP plc 959,589
Total 7,764,519
Kuwait (0.1%)
66,100 Boubyan Bank KSCP
a
138,170
24,746 HumanSoft Holding Company
KSCC 298,759
219,372 Kuwait Finance House KSCP
a
534,785
75,298 Mobile Telecommunications
Company KSCP 127,355
179,148 National Bank of Kuwait KSC
a
546,355
108,858 National Industries Group Holding 72,250
Total 1,717,674
Luxembourg (0.6%)
37,956 Allegro.eu SA
a,b
299,081
17,160 Aperam SA 535,861
66,568 ArcelorMittal SA 1,816,255
81,332 Aroundtown SA 93,792
271,099 B&M European Value Retail SA 1,920,017
10,781 Reinet Investments SCA 238,833
46,498 Subsea 7 SA 579,144
86,157 Tenaris SA ADR 2,580,402
Total 8,063,385
Malaysia (0.1%)
7,600 AEON Credit Service (M) Berhad 18,334
197,100 Hong Leong Bank Berhad 801,719
156,400 Mah Sing Group Berhad 20,620
5,700 Malayan Banking Berhad 10,545
60,900 MISC Berhad 93,504
2,500 Petronas Dagangan BHD 11,891
60,100 Public Bank Berhad 49,621
15,000 QL Resources Berhad 17,226
8,791 RHB Bank BHD 10,238
98,541 Sports Toto BHD 28,079
24,200 Ta Ann Holdings Berhad 17,317
Total 1,079,094
Mexico (0.2%)
12,526 America Movil SAB de CV ADR 271,063
59,300 Arca Continental SAB de CV 608,624
47,227 Cemex SAB de CV ADR
a
334,367
8,217 Coca-Cola FEMSA SAB de CV ADR 684,558
626 Fomento Economico Mexicano SAB
de CV ADR 69,386
24,833 Grupo Financiero Banorte SAB de
CV ADR 204,299
94,000 Grupo Mexico SAB de CV 451,960
9,200 Kimberly-Clark de Mexico, SA de
CV 20,526
141,900 Megacable Holdings SAB de CV 328,781
19,000 Wal-Mart de Mexico SAB de CV 75,359
Total 3,048,923
Netherlands (5.7%)
24,378 Aalberts NV 1,026,605
24,378 Aalberts NV, DRIP
a,d
3
61,742 ABN AMRO Group NV
b
959,674

International Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (95.1%) Value
Netherlands (5.7%) - continued
10,046 ASM International NV $ 4,265,584
26,245 ASML Holding NV 19,036,295
160 BE Semiconductor Industries NV 17,353
44,811 Euronext NV
b
3,047,824
29,659 Ferrari NV 9,696,970
65,951 ForFarmers NV 197,960
1,391 Heineken Holding NV 121,048
26,442 Heineken NV 2,719,212
2,761 IMCD NV 397,339
306,755 Koninklijke Ahold Delhaize NV 10,458,232
27,185 Koninklijke Vopak NV 970,330
2,338,672 MFE-MediaForEurope NV 1,304,345
42,656 NEPI Rockcastle NV 250,366
62,623 QIAGEN NV
a
2,814,909
22,784 Signify NV
b
638,727
354,353 Stellantis NV 6,229,824
140,645 STMicroelectronics NV 7,014,462
22,134 Technip Energies NV 509,882
96,168 Unilever plc 5,012,469
4,049 Van Lanschot Kempen NV 135,787
Total 76,825,200
New Zealand (0.1%)
50,898 Air New Zealand, Ltd.
a
24,434
113,270 Contact Energy, Ltd. 563,763
6,155 Xero, Ltd.
a
493,139
Total 1,081,336
Norway (1.3%)
189,012 Aker Solutions ASA 684,458
1,337 Atea ASA 19,432
275,553 DNB Bank ASA 5,153,036
98,884 Elkem ASA
b
228,880
161,895 Equinor ASA 4,714,200
80,295 Europris ASA
b
535,405
56,450 Hoegh Autoliners ASA 320,022
21,744 Leroy Seafood Group ASA 82,513
33,065 Norsk Hydro ASA 197,109
236,440 Norwegian Air Shuttle ASA
a
227,228
6,749 SpareBank 1 Nord-Norge 61,068
1,319 Sparebank 1 Oestlandet 15,975
42,101 TGS Nopec Geophysical Company
ASA 627,341
22,144 Veidekke ASA 237,251
131,355 Yara International ASA 4,641,022
Total 17,744,940
Philippines (<0.1%)
17,490 Aboitiz Equity Ventures, Inc. 17,253
18,500 Jollibee Foods Corporation 80,263
24,240 SM Investments Corporation 407,453
Total 504,969
Poland (0.1%)
21,114 Asseco Poland SA 416,936
3,172 Jastrzebska Spolka Weglowa SA
a
31,275
37,202 Polski Koncern Naftowy Orlen SA 589,640
10,271 Powszechna Kasa Oszczednosci
Bank Polski SA 91,412
21,635 Powszechny Zaklad Ubezpieczen
Spolka Akcyjna 209,852
Shares Common Stock (95.1%) Value
Poland (0.1%) - continued
894 Santander Bank Polska SA
a
$ 85,608
Total 1,424,723
Portugal (<0.1%)
29,415 CTT-Correios de Portugal SA 111,842
Total 111,842
Russian Federation (<0.1%)
169,404 Gazprom PJSC ADR
a,d
17
6,112 LUKOIL PJSC
d,e
0
6,042 Mechel PJSC ADR
a,d
1
14,886 MMC Norilsk Nickel PJSC ADR
a,d
1
444 Novatek PJSC GDR
a,d
0
684 Polyus PJSC
a,d
0
1 Polyus PJSC GDR
a,d
0
329,720 Sberbank of Russia PJSC
a,d,e
0
17,590 Sovcomflot OAO
a,d
0
765,300 Surgutneftegas PJSC
a,d,e
1
67,366 Surgutneftegas PJSC ADR
a,d
7
Total 27
Saudi Arabia (0.4%)
57,187 Al Rajhi Bank 1,119,274
59,197 Alinma Bank 532,058
4,970 Arab National Bank 35,046
6,067 Dr. Sulaiman Al Habib Medical
Services Group Company 464,185
3,451 Eastern Province Cement Company 43,301
74,517 Jarir Marketing Company
a
329,366
107,286 National Commercial Bank 1,058,132
56,004 Riyad Bank 505,695
1,105 SABIC Agri-Nutrients Company 38,381
3,241 Saudi Arabian Mining Company
a
36,615
9,274 Saudi Arabian Oil Company
b
80,332
3,004 Saudi Basic Industries Corporation 71,110
18,597 Saudi Electricity Company 112,524
25,613 Saudi Telecom Company 298,641
6,384 Savola Group 71,006
Total 4,795,666
Singapore (0.9%)
2,699 China Yuchai International, Ltd. 28,339
118,600 ComfortDelGro Corporation, Ltd. 101,906
334,800 DBS Group Holdings, Ltd. 7,818,512
279,100 First Resources, Ltd. 287,946
374,700 Genting Singapore, Ltd. 261,269
24,100 Keppel Corporation, Ltd. 119,940
151,100 SembCorp Industries, Ltd. 643,847
12,300 Sheng Siong Group, Ltd. 14,923
90,900 Singapore Exchange, Ltd. 647,317
114,000 Wing Tai Holdings, Ltd. 124,002
1,484,700 Yangzijiang Shipbuilding Holdings,
Ltd. 1,651,846
469,700 Yanlord Land Group, Ltd.
a
266,221
Total 11,966,068
South Africa (0.2%)
36,799 Absa Group, Ltd. 328,443
44,028 AECI, Ltd. 211,938
2,395 African Rainbow Minerals, Ltd. 25,268
1,224 Anglo American Platinum, Ltd. 55,329
6,695 AngloGold Ashanti, Ltd. ADR 141,198
24,102 Aspen Pharmacare Holdings, Ltd. 235,139

International Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (95.1%) Value
South Africa (0.2%) - continued
5,162 Barloworld, Ltd. $ 23,447
7,314 Coronation Fund Managers, Ltd. 12,703
54,623 DataTec, Ltd. 113,186
48,495 FirstRand, Ltd. 176,705
29,923 Gold Fields, Ltd. ADR 413,835
207 Impala Platinum Holdings, Ltd. 1,379
1,499 Investec, Ltd. 8,444
13,101 Kumba Iron Ore, Ltd. 308,041
130,079 Momentum Metropolitan Holdings 124,818
6,324 MTN Group, Ltd. 46,464
3,402 Naspers, Ltd. 614,609
20,024 Sasol, Ltd. 248,082
16,571 Standard Bank Group 156,456
9,021 Super Group, Ltd. 15,400
Total 3,260,884
South Korea (1.0%)
402 Alteogen, Inc.
a
13,226
999 Boryung 6,242
1,079 Celltrion, Inc. 125,941
483 Chongkundang Holdings
Corporation 17,391
713 Doosan Bobcat, Inc. 31,871
5,798 Green Cross Holdings Corporation 62,934
26,532 GS Holdings Corporation 739,513
704 GS Retail Company, Ltd. 12,265
723 Hanmi Pharm Company, Ltd. 169,872
1,192 Hanwha Corporation 27,211
2,326 Huons Global Company, Ltd. 37,098
1,569 HYBE Company, Ltd.
a
338,380
842 Hyundai Motor Company 132,442
15,346 Industrial Bank of Korea 120,718
5,327 JYP Entertainment Corporation 531,662
11,185 Kakao Corporation 420,108
5,067 Kia Corporation 341,318
811 Korea Zinc Company, Ltd. 301,233
287 LG Chem, Ltd. 146,101
848 LG Electronics, Inc. 82,077
679 LG Energy Solution
a
286,261
10,338 Lotte Shopping Company, Ltd. 539,507
2,103 Meritz Financial Group, Inc. 66,678
2,503 NAVER Corporation 350,382
998 NCSoft Corporation 224,744
14,184 NH Investment & Securities
Company, Ltd. 103,172
45 NongShim Company, Ltd. 13,589
5,117 PharmaResearch Company, Ltd. 560,499
865 POSCO 255,999
1,926 Samsung Biologics Company,
Ltd.
a,b
1,090,458
5,612 Samsung C&T Corporation 451,676
78,024 Samsung Electronics Company,
Ltd. 4,296,258
501 Samsung SDI Company, Ltd. 255,828
9,000 Samsung Securities Corporation,
Ltd. 247,023
7,204 SK Hynix, Inc. 632,975
55 Taekwang Industrial Corporation,
Ltd. 26,441
Total 13,059,093
Spain (2.6%)
261,229 Acerinox SA 2,776,402
7,074 Aena SME SA
b
1,144,907
Shares Common Stock (95.1%) Value
Spain (2.6%) - continued
30,702 Amadeus IT Holding SA
a
$ 2,337,975
15,643 Atresmedia Corporacion de Medios
de Comunicacion SA 59,675
852,837 Banco Bilbao Vizcaya Argentaria
SA 6,552,109
30,200 Banco Santander SA 111,805
740,415 CaixaBank SA 3,067,040
108,861 Cia de Distribucion Integral Logista
Holdings SA 2,935,590
7,116 Endesa SA 152,907
4,113 Global Dominion Access SA
b
17,616
193,227 Iberdrola SA 2,523,319
232,221 Industria de Diseno Textil SA 9,007,365
8,997 Let's GOWEX SA
a,d,f
1
32,019 Melia Hotels International SA
a
222,566
87,888 Merlin Properties Socimi SA 752,794
6,030 Pharma Mar SA 200,616
239,826 Repsol SA
c
3,488,037
41,262 Sacyr SA 141,192
2,074 Vidrala SA 196,065
Total 35,687,981
Sweden (2.7%)
72,886 AB Industrivarden, Class A 2,021,439
87,678 AB Industrivarden, Class C 2,419,443
32,357 AcadeMedia AB
b
151,054
19,848 AddLife AB 224,096
33,923 Addtech AB 739,808
26,948 Alleima AB 122,733
94,982 Arjo AB 344,360
271,214 Assa Abloy AB 6,519,161
28,413 Atlas Copco AB, Class A 410,195
22,235 Atlas Copco AB, Class B 277,237
7,006 Atrium Ljungberg AB 121,467
47,320 Attendo AB
a,b
138,643
8,968 Axfood AB 189,796
66,299 Betsson AB 706,034
20,601 BioGaia AB 221,571
37,850 Biotage AB 472,138
13,316 Boliden AB 385,873
31,803 Bravida Holding AB
b
305,908
467,132 Corem Property Group AB 219,343
10,500 Dios Fastigheter AB 67,122
22,406 Dustin Group AB
a,b
62,099
25,599 Elekta AB 198,041
5,841 Epiroc AB, Class A 110,639
20,537 Epiroc AB, Class B 332,401
1,718 Evolution Gaming Group AB
b
217,711
84,091 Fastighets AB Balder
a
307,906
243,200 Granges AB 2,320,916
31,513 Hexagon AB 387,620
135,497 Hexpol AB 1,438,702
13,183 Indutrade AB 297,547
39,136 Inwido AB 356,174
5,319 L E Lundbergforetagen AB 226,507
29,171 Lifco AB 635,279
15,230 Lindab International AB 216,816
6,891 Micronic Mydata AB 170,651
54,874 NCC AB 479,815
83,325 Nobia AB
a
105,753
49,137 Nyfosa AB 272,001
17,431 Pandox AB 203,047
2,575 Paradox Interactive AB 64,988
34,931 Peab AB 138,972
18,957 Platzer Fastigheter Holding AB 140,517

International Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (95.1%) Value
Sweden (2.7%) - continued
11,557 Saab AB $ 625,650
101,881 Sinch AB
a,b
230,059
25,492 Skandinaviska Enskilda Banken AB 281,948
574,865 SSAB AB, Class A 4,090,620
460,212 SSAB AB, Class B 3,191,171
47,230 Storskogen Group AB 43,168
16,882 Svolder AB 96,272
44,632 Sweco AB 491,769
16,213 Swedbank AB 273,613
57,872 Telefonaktiebolaget LM Ericsson 314,436
57,190 Trelleborg AB 1,387,961
19,704 Vitrolife AB 382,973
36,034 Volvo AB, Class B 745,724
Total 36,896,887
Switzerland (6.3%)
12,761 Baloise Holding AG 1,877,042
123 Belimo Holding AG 61,477
1,104 Bucher Industries AG 488,563
1,053 Burckhardt Compression Holding
AG 618,352
7,897 Cembra Money Bank AG 656,131
12,163 Coca-Cola HBC AG 362,822
40,016 Compagnie Financiere Richemont
SA 6,797,438
1,564 DKSH Holding AG 116,413
11,252 EFG International AG 114,430
13,364 Galenica AG
b
1,080,415
43,395 Holcim, Ltd. 2,925,137
3,003 Huber+Suhner AG 248,060
5,366 Implenia AG 260,594
20,598 Julius Baer Group, Ltd. 1,299,889
24 LEM Holding SA 60,064
3,362 Medmix AG
b
88,986
135,288 Nestle SA 16,274,011
248,481 Novartis AG 25,051,714
3,489 OC Oerlikon Corporation AG 17,402
2,608 Partners Group Holding AG 2,458,928
32,553 PSP Swiss Property AG 3,637,377
944 Roche Holding AG, Bearer Shares 309,990
16,359 Roche Holding AG, Participation
Certificates 4,997,185
936 Schindler Holding AG 210,700
12,802 Schindler Holding AG, Participation
Certificates 3,005,996
17,852 Sika AG 5,112,824
2,377 Swiss Life Holding AG 1,392,178
9,467 Swiss Prime Site AG 822,362
8,083 Tecan Group AG 3,106,083
12,058 Temenos AG 960,126
2,619 u-blox Holding AG 287,472
1,573 Vontobel Holding AG 99,798
3,166 Zehnder Group AG 256,356
Total 85,056,315
Taiwan (1.4%)
7,000 Advantech Company, Ltd. 92,160
19,057 ASE Technology Holding Company,
Ltd. ADR 148,454
113,000 Asia Cement Corporation 161,327
361,000 Capital Securities Corporation 165,574
363,000 Cheng Shin Rubber Industry
Company, Ltd. 468,905
Shares Common Stock (95.1%) Value
Taiwan (1.4%) - continued
5,000 Chicony Power Technology
Company, Ltd. $ 14,603
19,000 China Steel Chemical Corporation 71,183
224,000 China Steel Corporation 211,820
176,000 Chipbond Technology Corporation 357,232
39,000 Delta Electronics, Inc. 432,211
12,000 Everlight Electronics Company, Ltd. 19,965
72,000 Far Eastern New Century
Corporation 77,422
113,000 Feng Hsin Steel Company, Ltd. 258,826
63,000 Formosa Plastics Corporation 173,544
6,000 Fusheng Precision Company, Ltd. 42,625
24,000 Getac Holdings Corporation 51,680
27,000 Giga-Byte Technology Company,
Ltd. 211,744
8,000 Globalwafers Company, Ltd. 128,389
18,000 Holtek Semiconductor, Inc. 39,603
9,000 Hotai Motor Company, Ltd. 235,525
206,000 Hua Nan Financial Holdings
Company, Ltd.
a
147,076
8,000 Makalot Industrial Company, Ltd. 77,802
29,000 MediaTek, Inc. 641,940
58,000 Micro-Star International Company,
Ltd. 329,801
1,000 Momo.com, Inc. 22,161
535,000 Nan Ya Plastics Corporation 1,247,961
72,000 Novatek Microelectronics
Corporation 988,572
239,000 Pou Chen Corporation 242,253
40,000 Radiant Opto-Electronics
Corporation 141,615
62,000 Realtek Semiconductor Corporation 773,055
37,000 Sigurd Microelectronics
Corporation 65,885
9,000 SinoPac Financial Holdings
Company, Ltd.
a
5,022
35,000 Systex Corporation 123,914
108,911 Taichung Commercial Bank
Company, Ltd.
a
53,200
656,000 Taiwan Cooperative Financial
Holding Company, Ltd. 591,922
450,515 Taiwan Semiconductor
Manufacturing Company, Ltd. 8,322,514
102,000 Topco Scientific Company, Ltd. 598,813
2,947 Topco Scientific Company, Ltd.,
Rights
a,d
2,963
36,000 TTY Biopharm Company, Ltd. 90,675
285,000 United Microelectronics
Corporation 447,795
76,000 USI Corporation 56,491
19,000 Vanguard International
Semiconductor Corporation 53,958
3,000 Voltronic Power Technology
Corporation 189,726
46,000 YFY, Inc. 55,128
451,780 Yuanta Financial Holding Company,
Ltd. 335,996
Total 18,969,030
Thailand (0.1%)
174,600 Airports of Thailand Public
Company, Ltd. NVDR
a
354,816
256,700 Bangkok Dusit Medical Services
Public Company, Ltd. NVDR 201,298

International Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (95.1%) Value
Thailand (0.1%) - continued
32,500 Bumrungrad Hospital Public
Company, Ltd. $ 207,399
83,900 Central Pattana pcl NVDR 155,342
123,200 Home Product Center pcl NVDR 48,758
450,500 Krung Thai Bank Public Company,
Ltd. NVDR 246,897
2,931,400 Land and Houses Public Company,
Ltd. NVDR 699,548
36,900 Thanachart Capital Public
Company, Ltd. NVDR 51,841
56,600 Tipco Asphalt pcl NVDR 29,853
Total 1,995,752
Turkey (0.1%)
69,557 BIM Birlesik Magazalar AS 455,742
22,984 KOC Holding AS 92,041
16,513 TOFAS Turk Otomobil Fabrikasi AS 160,751
66,771 Turk Hava Yollari Anonim Ortakligi
a
497,372
Total 1,205,906
United Kingdom (10.6%)
41,034 3i Group plc 1,017,110
25,454 Antofagasta plc 473,355
105,960 AstraZeneca plc 15,189,850
769,662 Auto Trader Group plc
b
5,976,072
77,460 Babcock International Group plc
a
278,246
49,167 BAE Systems plc 579,741
200,394 Balfour Beatty plc 867,339
732,390 Barclays plc 1,430,794
33,701 Beazley plc 252,664
16,317 Bellway plc 412,577
4,533 Big Yellow Group plc 61,857
9,232 Bodycote plc 75,155
1,377,374 BP plc 8,019,609
47,972 Breedon Group plc 198,614
93,898 British American Tobacco plc 3,119,809
41,062 Britvic plc 446,919
32,275 Bunzl plc 1,229,941
148,030 Centamin plc 171,752
43,051 Central Asia Metals plc 98,524
3,823 Clarkson plc 143,715
10,007 Coca-Cola European Partners plc 644,751
31,084 Compass Group plc 870,452
19,746 Computacenter plc 573,029
40,779 Crest Nicholson Holdings plc 97,835
212,007 Diageo plc 9,114,412
82,436 Drax Group plc 607,225
111,733 DS Smith plc 386,639
4,011 easyJet plc
a
24,647
99,833 Evraz plc
a,d
13
83,275 FirstGroup plc 154,293
1,504 Future plc 12,882
813 Games Workshop Group plc 112,818
10,240 Genus plc 282,199
11,842 Greggs plc 384,690
243,555 GSK plc 4,316,427
214,371 Halma plc 6,205,059
54,312 Harbour Energy plc 157,877
45,344 Hays plc 58,885
25,245 Hikma Pharmaceuticals plc 607,516
1,517,495 HSBC Holdings plc 12,015,311
126,142 IG Group Holdings plc 1,085,308
171,879 Imperial Brands plc 3,804,457
75,724 Inchcape plc 749,404
Shares Common Stock (95.1%) Value
United Kingdom (10.6%) - continued
87,444 InterContinental Hotels Group plc $ 6,044,715
5,534 Intermediate Capital Group plc 97,005
22,802 J D Wetherspoon plc
a
194,747
23,561 Jet2 plc 372,863
16,433 Lancashire Holdings, Ltd. 120,775
4,983 Liontrust Asset Management plc 45,440
376,908 Marks and Spencer Group plc
a
923,888
284,743 Moneysupermarket.com Group plc 979,279
12,218 Morgan Sindall Group plc 284,886
24,683 Next plc 2,164,362
3,082 OSB Group plc 18,864
41,844 PageGroup plc 213,320
93,191 Paragon Banking Group plc 628,453
66,832 Pets at Home Group plc 319,646
42,124 Playtech plc
a
315,636
134,931 QinetiQ Group plc 608,169
91,924 Redde Northgate plc 437,789
15,982 Redrow plc 89,725
284,434 RELX plc 9,488,944
114,944 Rightmove plc 763,604
152,027 Rio Tinto plc 9,661,291
138,472 Rotork plc 536,531
8,420 RS Group plc 81,471
40,891 Safestore Holdings plc 442,609
138,030 Sage Group plc 1,621,430
161,608 Serco Group plc 319,563
553,859 Shell plc 16,522,581
20,060 Spectris plc 916,557
12,503 Spirax-Sarco Engineering plc 1,647,951
39,530 Spirent Communications plc 82,132
137,536 SSP Group plc
a
438,075
62,093 Standard Chartered plc 540,216
332,189 Tesco plc 1,047,908
40,081 TORM plc 965,785
6,331 Tritax Big Box REIT plc 10,076
4,673 Unite Group plc 51,765
44,212 Virgin Money UK plc 84,166
33,278 Watches of Switzerland Group plc
a,b
258,016
12,257 Whitbread plc 527,623
117,306 Wickes Group plc 182,499
27,364 YouGov plc 347,523
5,423 Young & Co's Brewery plc 82,647
Total 142,790,297
United States (0.1%)
17,970 Yum China Holding, Inc. 1,015,305
Total 1,015,305
Virgin Islands, British (<0.1%)
4,449 VK Company, Ltd. GDR
a,d
0
Total 0
Total Common Stock
(cost $1,133,604,233) 1,285,898,145
Shares
Collateral Held for Securities
Loaned ( 0.4% )
4,843,140 Thrivent Cash Management Trust 4,843,140
Total Collateral Held for
Securities Loaned
(cost $4,843,140) 4,843,140

International Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock ( 0.3% ) Value
Germany (0.3%)
5,955 Bayerische Motoren Werke AG $ 678,603
26,754 Volkswagen AG 3,597,692
Total 4,276,295
Russian Federation (<0.1%)
171 Transneft PJSC
a,d,e
0
Total 0
South Korea (<0.1%)
7,682 Samsung Electronics Company,
Ltd. 348,604
Total 348,604
Total Preferred Stock
(cost $4,644,817) 4,624,899
Principal
Amount Long-Term Fixed Income ( <0.1% )
Venezuela (0.1%)
Petroleos de Venezuela SA
$ 11,370,000 6.000%,  10/28/2022
g
341,100
7,010,000 6.000%,  5/16/2024
g
245,350
1,326,000 6.000%,  11/15/2026
g
41,106
1,410,000 5.375%,  4/12/2027
g
42,737
210,000 5.500%,  4/12/2037
g
7,350
Total 677,643
Total Long-Term Fixed Income
(cost $7,583,707) 677,643
Shares or
Principal
Amount Short-Term Investments ( 4.0% )
Federal Home Loan Bank Discount
Notes
100,000 4.990%,  7/26/2023
h,i
99,692
700,000 5.089%,  8/16/2023
h,i
695,838
Federal National Mortgage
Association Discount Notes
1,300,000 4.860%,  9/18/2023
h,i
1,286,347
Thrivent Core Short-Term Reserve
Fund
5,199,968 5.460% 51,999,675
Total Short-Term Investments
(cost $54,040,460) 54,081,552
Total Investments (cost
$1,204,716,357) 99.9% $1,350,125,379
Other Assets and Liabilities,
Net 0.1% 1,759,831
Total Net Assets 100.0% $1,351,885,210
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2023, the value of these investments was $23,868,368 or 1.8% of
total net assets.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
f In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
g Defaulted security.  Interest is not being accrued.
h The interest rate shown reflects the yield.
i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Allocation
Portfolio as of June 30, 2023:
Securities Lending Transactions
Common Stock $ 4,623,053
Total lending $4,623,053
Gross amount payable upon return of
collateral for securities loaned $4,843,140
Net amounts due to counterparty $220,087
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
DRIP - Dividend Reinvestment Plan
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 172,886,463
Gross unrealized depreciation (44,625,779)
Net unrealized appreciation (depreciation) $ 128,260,684
Cost for federal income tax purposes $ 1,222,473,998

International Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2023, in valuing International Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services^ 62,793,676 2,881,476 59,912,199 1
Consumer Discretionary 172,464,890 3,209,318 169,255,572 –
Consumer Staples^ 79,623,708 1,398,695 78,225,013 0
Energy^ 69,666,686 3,299,354 66,367,307 25
Financials^ 215,541,879 499,847 215,042,032 0
Health Care 159,862,454 477,843 159,384,611 –
Industrials 189,165,037 28,339 189,136,695 3
Information Technology 151,223,476 7,613,583 143,606,930 2,963
Materials^ 124,752,801 2,839,683 121,913,103 15
Real Estate 30,563,420 249,094 30,314,326 –
Utilities 30,240,118 204,943 30,035,175 –
Preferred Stock
Consumer Discretionary 4,276,295 – 4,276,295 –
Energy^ – – – 0
Information Technology 348,604 – 348,604 –
Long-Term Fixed Income
Energy 677,643 – 677,643 –
Short-Term Investments 2,081,877 – 2,081,877 –
Subtotal Investments in Securities $1,293,282,564 $ 22,702,175 $1,270,577,382 $3,007
Other Investments  * Total
Affiliated Short-Term Investments 51,999,675
Collateral Held for Securities Loaned 4,843,140
Subtotal Other Investments $56,842,815
Total Investments at Value $1,350,125,379
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of June 30, 2023, in valuing International Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 633,252 633,252 – –
Total Asset Derivatives $633,252 $633,252 $– $–
Liability Derivatives
Futures Contracts 23,949 23,949 – –
Total Liability Derivatives $23,949 $23,949 $– $–

International Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
The following table presents International Allocation Portfolio's futures contracts held as of June 30, 2023. Investments and/or cash totaling
$2,081,877 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 520 September 2023 $ 55,409,748 $ 633,252
ICE US mini MSCI Emerging Markets Index 49 September 2023 2,468,805 (23,949)
Total Futures Long Contracts $ 57,878,553 $ 609,303
Total Futures Contracts $ 57,878,553 $609,303
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2023, for International Allocation
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 633,252
Total Equity Contracts 633,252
Total Asset Derivatives $633,252
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 23,949
Total Equity Contracts 23,949
Total Liability Derivatives $23,949
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2023, for
International Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 4,328,350
Total Equity Contracts
4,328,350
Total $4,328,350
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2023, for International Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 2,367,640
Total Equity Contracts 2,367,640
Total $2,367,640
The following table presents International Allocation Portfolio's average volume of derivative activity during the period ended June 30, 2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $81,421,461

International Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Allocation
Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
6/30/2023
Shares Held at
6/30/2023
% of Net
Assets
6/30/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% $80,260 $439,093 $467,353 $52,000 5,200 3.8%
Total Affiliated Short-Term Investments 80,260 52,000 3.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 982 71,086 67,225 4,843 4,843 0.4
Total Collateral Held for Securities Loaned 982 4,843 0.4
Total Value $81,242 $56,843
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 6/30/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% $– $– $ – $1,640
Total Income/Non Income Cash from Affiliated
Investments $1,640
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 162
Total Affiliated Income from Securities Loaned, Net $162
Total Value $– $– $ –

International Index Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 95.0% ) Value
Australia (6.8%)
2,568 Ampol, Ltd. $ 51,299
12,717 APA Group 82,279
6,400 Aristocrat Leisure, Ltd. 165,586
2,087 ASX, Ltd. 87,827
19,475 Aurizon Holdings, Ltd. 50,951
32,239 Australia and New Zealand
Banking Group, Ltd. 510,338
54,598 BHP Group, Ltd. 1,641,327
4,962 BlueScope Steel, Ltd. 68,291
14,966 Brambles, Ltd. 143,907
709 Cochlear, Ltd. 108,625
14,425 Coles Group, Ltd. 177,123
18,263 Commonwealth Bank of Australia 1,222,652
5,856 Computershare, Ltd. 91,389
5,197 CSL, Ltd. 962,376
11,592 DEXUS Property Group 60,369
15,442 Endeavour Group, Ltd. 64,991
18,251 Fortescue Metals Group, Ltd. 270,822
18,240 Goodman Group 245,198
20,646 GPT Group 57,130
2,209 IDP Education, Ltd. 32,713
7,345 Independence Group NL 74,969
26,568 Insurance Australia Group, Ltd. 101,035
7,289 Lendlease Corporation, Ltd. 37,819
23,989 Lottery Corporation, Ltd. 82,241
3,957 Macquarie Group, Ltd. 470,836
29,682 Medibank Private, Ltd. 69,722
1,841 Mineral Resources, Ltd. 88,171
42,527 Mirvac Group 64,220
33,978 National Australia Bank, Ltd. 597,602
9,632 Newcrest Mining, Ltd. 171,820
12,495 Northern Star Resources, Ltd. 101,795
4,880 Orica, Ltd. 48,345
18,567 Origin Energy, Ltd. 104,357
27,465 Pilbara Minerals, Ltd. 90,269
9,778 Qantas Airways, Ltd.
a
40,521
16,002 QBE Insurance Group, Ltd. 167,075
1,973 Ramsay Health Care, Ltd. 74,126
570 REA Group, Ltd. 54,756
2,392 Reece, Ltd. 29,798
4,001 Rio Tinto, Ltd. 306,396
34,012 Santos, Ltd. 170,179
55,941 Scentre Group 98,933
3,632 SEEK, Ltd. 53,059
4,922 Sonic Healthcare, Ltd. 117,054
49,438 South32, Ltd. 124,465
25,728 Stockland 69,164
13,624 Suncorp Group, Ltd. 122,415
43,586 Telstra Corporation, Ltd. 125,035
33,141 Transurban Group 315,549
7,780 Treasury Wine Estates, Ltd. 58,343
41,704 Vicinity Centres 51,359
2,334 Washington H. Soul Pattinson and
Company, Ltd. 49,549
12,228 Wesfarmers, Ltd. 403,150
37,734 Westpac Banking Corporation 537,281
1,586 Wisetech Global, Ltd. 85,070
20,464 Woodside Energy Group, Ltd. 473,366
13,111 Woolworths, Ltd. 347,393
Total 12,072,430
Austria (0.2%)
3,706 Erste Group Bank AG 129,999
1,587 OMV AG 67,388
734 Verbund AG 58,886
Shares Common Stock (95.0%) Value
Austria (0.2%) - continued
1,251 Voestalpine AG $ 44,956
Total 301,229
Belgium (0.7%)
1,738 Ageas SA NV 70,457
9,362 Anheuser-Busch InBev NV 530,616
268 D'ieteren Group 47,432
350 Elia System Operator SA 44,469
1,072 Groupe Bruxelles Lambert SA 84,510
2,696 KBC Groep NV 188,184
166 Sofina SA 34,415
799 Solvay SA 89,344
1,363 UCB SA 120,842
2,257 Umicore SA 63,104
1,759 Warehouses De Pauw CVA 48,307
Total 1,321,680
Bermuda (0.1%)
7,000 CK Infrastructure Holdings, Ltd. 37,129
12,000 Hongkong Land Holdings, Ltd. 46,923
1,700 Jardine Matheson Holdings, Ltd. 86,105
Total 170,157
Cayman Islands (0.4%)
18,600 Budweiser Brewing Company
APAC, Ltd.
b
48,131
21,200 ESR Cayman, Ltd.
b
36,512
631 Futu Holdings, Ltd. ADR
a
25,076
20,184 Grab Holdings, Ltd.
a
69,231
26,000 Sands China, Ltd.
a
89,043
3,895 Sea, Ltd. ADR
a
226,066
14,000 SITC International Holdings
Company, Ltd. 25,636
90,033 WH Group, Ltd.
b
47,949
18,000 Wharf Real Estate Investment
Company, Ltd. 90,312
Total 657,956
Denmark (2.9%)
33 A.P. Moller - Maersk AS, Class A 57,542
54 A.P. Moller - Maersk AS, Class B 94,945
1,049 Carlsberg AS 167,978
1,137 Christian Hansen Holding AS 79,042
1,280 Coloplast AS 160,174
7,434 Danske Bank AS
a
181,066
972 Demant AS
a
41,142
2,018 DSV AS 423,864
710 Genmab AS
a
269,060
17,842 Novo Nordisk AS 2,882,194
2,204 Novozymes AS 102,837
2,039 Orsted AS
b
193,302
978 Pandora AS 87,415
98 Rockwool International AS 25,344
3,881 Tryg AS 84,047
10,884 Vestas Wind Systems AS
a
289,376
Total 5,139,328
Finland (1.0%)
1,533 Elisa Oyj 81,838
4,835 Fortum Oyj 64,705
2,944 Kesko Oyj 55,442
3,663 KONE Oyj 191,373
7,148 Metso Outotec Oyj 86,253

International Index Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (95.0%) Value
Finland (1.0%) - continued
4,560 Neste Oil Oyj $ 175,575
58,323 Nokia Oyj 244,366
35,656 Nordea Bank Abp 388,389
1,152 Orion Oyj 47,809
5,171 Sampo Oyj 232,243
5,940 Stora Enso Oyj 68,916
5,752 UPM-Kymmene Oyj 171,392
5,102 Wartsila Corporation 57,530
Total 1,865,831
France (10.9%)
1,843 Accor SA 68,581
320 Aeroports de Paris SA 45,981
5,641 Air Liquide SA 1,011,632
3,447 Alstom SA 102,896
647 Amundi SA
b
38,224
647 Arkema SA 61,010
20,273 AXA SA 599,095
443 BioMerieux 46,514
11,973 BNP Paribas SA 755,569
9,540 Bollore SA 59,494
2,428 Bouygues SA 81,565
3,169 Bureau Veritas SA 86,942
1,765 Capgemini SA 334,190
6,399 Carrefour SA 121,266
7,312 Cie Generale des Etablissements
Michelin SCA 216,299
5,281 Compagnie de Saint-Gobain 321,542
501 Covivio 23,667
13,117 Credit Agricole SA 155,750
6,920 Danone SA 424,083
270 Dassault Aviation SA 54,095
7,184 Dassault Systemes SE 318,331
2,690 Edenred 180,188
898 Eiffage SA 93,759
19,685 Engie SA 327,814
3,134 EssilorLuxottica SA 590,981
461 Eurazeo SE 32,457
495 Gecina SA 52,806
4,742 Groupe Eurotunnel SA 80,699
341 Hermes International 741,240
399 Ipsen SA 48,030
807 Kering SA 445,626
2,319 Klepierre SA 57,614
1,132 La Francaise des Jeux SAEM
b
44,554
2,876 Legrand SA 284,957
2,603 L'Oreal SA 1,214,240
2,983 LVMH Moet Hennessy Louis Vuitton
SE 2,812,715
21,502 Orange SA 251,283
2,224 Pernod-Ricard SA 491,449
2,462 Publicis Groupe SA 197,591
251 Remy Cointreau SA 40,291
2,072 Renault SA 87,425
3,684 Safran SA 577,320
12,295 Sanofi 1,323,631
298 Sartorius Stedim Biotech 74,427
5,847 Schneider Electric SE 1,062,266
263 SEB SA 27,198
7,860 Societe Generale SA 204,410
954 Sodexo SA 105,052
637 Teleperformance SA 106,860
1,150 Thales SA 172,304
25,562 TotalEnergies SE 1,467,381
2,231 Valeo SA 47,943
Shares Common Stock (95.0%) Value
France (10.9%) - continued
7,173 Veolia Environnement SA $ 227,065
5,800 Vinci SA 673,935
7,766 Vivendi SE 71,296
282 Wendel SA 28,963
2,578 Worldline SA
a,b
94,407
Total 19,266,903
Germany (7.8%)
1,746 Adidas AG 338,948
4,347 Allianz SE 1,012,522
9,899 BASF SE 480,927
10,588 Bayer AG 586,101
3,568 Bayerische Motoren Werke AG 438,890
883 Bechtle AG 35,066
1,086 Beiersdorf AG 143,812
1,665 Brenntag AG 129,900
434 Carl Zeiss Meditec AG 46,935
11,473 Commerzbank AG 127,188
1,186 Continental AG 89,603
2,082 Covestro AG
a,b
108,332
4,878 Daimler Truck Holding AG 175,814
1,852 Delivery Hero AG
a,b
81,711
22,275 Deutsche Bank AG 234,173
2,048 Deutsche Boerse AG 378,092
6,442 Deutsche Lufthansa AG
a
66,053
10,683 Deutsche Post AG 521,997
34,933 Deutsche Telekom AG 762,188
1,227 Dr. Ing. h.c. F. Porsche AG
b
152,429
24,197 E.ON SE 309,103
2,260 Evonik Industries AG 43,064
2,214 Fresenius Medical Care AG &
Company KGaA 105,810
4,553 Fresenius SE & Company KGaA 126,286
1,632 GEA Group AG 68,326
650 Hannover Rueckversicherung SE 137,994
1,561 Heidelberg Materials AG 128,375
1,748 HelloFresh SE
a
43,233
1,120 Henkel AG & Company KGaA 78,842
14,075 Infineon Technologies AG 579,642
782 Knorr-Bremse AG 59,779
799 LEG Immobilien AG
a
46,102
9,248 Mercedes-Benz Group AG 744,385
1,393 Merck KGaA 230,583
576 MTU Aero Engines AG 149,397
1,510 Muenchener Rueckversicherungs-
Gesellschaft AG 566,874
622 Nemetschek SE 46,437
1,650 Porsche Automobil Holding SE
a
99,445
1,138 PUMA SE 68,576
54 Rational AG 39,102
469 Rheinmetall AG 128,484
6,924 RWE AG 301,723
11,254 SAP SE 1,537,383
262 Sartorius AG 90,772
849 Scout24 SE
b
53,798
8,245 Siemens AG 1,374,452
5,597 Siemens Energy AG
a
98,965
3,039 Siemens Healthineers AG
b
172,237
1,431 Symrise AG 150,044
684 Talanx AG 39,269
11,015 Telefonica Deutschland Holding AG 31,002
318 Volkswagen AG 53,154
7,720 Vonovia SE 150,769
197 Wacker Chemie AG 27,063

International Index Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (95.0%) Value
Germany (7.8%) - continued
2,414 Zalando SE
a,b
$ 69,618
Total 13,860,769
Hong Kong (2.1%)
127,400 AIA Group, Ltd. 1,293,938
40,000 BOC Hong Kong (Holdings), Ltd. 122,533
21,500 CK Asset Holdings, Ltd. 119,470
29,000 CK Hutchison Holdings, Ltd. 176,997
17,500 CLP Holdings, Ltd. 136,301
24,000 Galaxy Entertainment Group, Ltd.
a
152,897
22,000 Hang Lung Properties, Ltd. 34,044
8,200 Hang Seng Bank, Ltd. 116,896
16,000 Henderson Land Development
Company, Ltd. 47,648
41,000 HKT Trust and HKT, Ltd. 47,739
121,162 Hong Kong and China Gas
Company, Ltd. 104,925
13,000 Hong Kong Exchanges & Clearing,
Ltd. 492,557
27,260 Link REIT 151,760
16,500 MTR Corporation, Ltd. 75,959
16,000 New World Development Company,
Ltd. 39,545
15,000 Power Assets Holdings, Ltd. 78,742
38,571 Sino Land Company, Ltd. 47,485
15,500 Sun Hung Kai Properties, Ltd. 195,837
5,000 Swire Pacific, Ltd. 38,413
12,600 Swire Properties, Ltd. 31,045
15,000 Techtronic Industries Company,
Ltd. 164,034
20,000 Xinyi Glass Holdings Company,
Ltd. 31,267
Total 3,700,032
Ireland (0.9%)
11,525 AIB Group plc 48,504
11,536 Bank of Ireland Group plc 110,140
8,051 CRH plc 444,153
1,064 DCC plc 59,522
1,906 Flutter Entertainment plc
a
383,604
4,803 James Hardie Industries plc
a
128,125
1,717 Kerry Group plc 167,585
1,665 Kingspan Group plc 110,829
2,664 Smurfit Kappa Group plc 88,911
Total 1,541,373
Isle of Man (0.1%)
6,880 Entain plc 111,248
Total 111,248
Israel (0.6%)
457 Azrieli Group, Ltd. 25,819
13,688 Bank Hapoalim BM 112,879
16,639 Bank Leumi Le-Israel BM 124,686
1,081 Check Point Software Technologies,
Ltd.
a
135,795
439 CyberArk Software, Ltd.
a
68,629
287 Elbit Systems, Ltd. 60,073
7,641 ICL Group, Ltd. 41,940
13,332 Israel Discount Bank, Ltd. 66,605
1,663 Mizrahi Tefahot Bank, Ltd. 55,610
200 Monday.com, Ltd.
a
34,244
685 NICE, Ltd.
a
140,985
Shares Common Stock (95.0%) Value
Israel (0.6%) - continued
11,970 Teva Pharmaceutical Industries,
Ltd. ADR
a
$ 90,134
1,178 Tower Semiconductor, Ltd.
a
43,514
617 Wix.com, Ltd.
a
48,274
Total 1,049,187
Italy (1.8%)
1,317 Amplifon SPA 48,307
10,951 Assicurazioni Generali SPA 222,700
5,634 Davide Campari-Milano NV 78,083
271 DiaSorin SPA 28,230
87,659 Enel SPA 591,036
25,084 Eni SPA 361,120
6,576 Finecobank Banca Fineco SPA 88,517
3,622 Infrastrutture Wireless Italiane SPA
b
47,812
173,958 Intesa Sanpaolo SPA 456,076
6,404 Mediobanca SPA 76,672
2,212 Moncler SPA 153,044
6,361 Nexi Spa
a,b
49,907
5,631 Poste Italiane SPA
b
61,000
2,745 Prysmian SPA 114,806
1,127 Recordati SPA 53,840
21,733 Snam SPA 113,584
105,423 Telecom Italia SPA
a
29,722
15,164 Terna Rete Elettrica Nazionale SPA 129,337
20,705 UniCredit SPA 481,466
Total 3,185,259
Japan (21.4%)
2,000 Advantest Corporation 269,368
7,000 Aeon Company, Ltd. 143,335
2,100 AGC, Inc. 75,549
1,600 Aisin Corporation 49,410
4,900 Ajinomoto Company, Inc. 195,201
1,700 All Nippon Airways Company, Ltd.
a
40,494
4,907 Asahi Group Holdings, Ltd. 190,391
2,300 Asahi Intecc Company, Ltd. 45,282
13,500 Asahi Kasei Corporation 91,409
19,800 Astellas Pharma, Inc. 294,871
1,200 Azbil Corporation 37,980
6,600 Bandai Namco Holdings, Inc.
a
152,838
1,400 BayCurrent Consulting, Inc. 52,643
6,200 Bridgestone Corporation 254,706
2,500 Brother Industries, Ltd. 36,591
10,800 Canon, Inc. 283,896
1,900 Capcom Company, Ltd. 75,317
1,600 Central Japan Railway Company 200,466
5,600 Chiba Bank, Ltd. 33,959
6,900 Chubu Electric Power Company,
Inc. 84,177
7,200 Chugai Pharmaceutical Company,
Ltd. 205,049
11,700 Concordia Financial Group, Ltd. 45,745
4,600 CyberAgent, Inc. 33,627
2,400 Dai Nippon Printing Company, Ltd. 68,174
3,300 Daifuku Company, Ltd.
a
67,966
10,600 Dai-Ichi Mutual Life Insurance
Company, Ltd. 201,611
20,000 Daiichi Sankyo Company, Ltd. 635,485
2,900 Daikin Industries, Ltd. 594,225
700 Daito Trust Construction Company,
Ltd. 70,914
6,500 Daiwa House Industry Company,
Ltd. 171,743

International Index Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (95.0%) Value
Japan (21.4%) - continued
24 Daiwa House REIT Investment
Corporation $ 46,016
14,400 Daiwa Securities Group, Inc. 74,203
4,700 Denso Corporation 317,025
2,200 Dentsu Group, Inc. 72,352
900 DISCO Corporation
a
142,691
3,300 East Japan Railway Company 182,996
2,700 Eisai Company, Ltd. 182,990
33,100 Eneos Holdings, Inc. 113,772
10,500 FANUC Corporation 368,609
1,900 Fast Retailing Company, Ltd.
a
487,302
1,400 Fuji Electric Company, Ltd. 61,635
3,900 FUJIFILM Holdings NPV 232,374
1,900 Fujitsu, Ltd. 246,018
48 GLP J-REIT 47,345
500 GMO Payment Gateway, Inc. 39,220
2,500 Hakuhodo DY Holdings, Inc. 26,390
1,500 Hamamatsu Photonics KK 73,640
2,500 Hankyu Hanshin Holdings, Inc. 82,660
200 Hikari Tsushin, Inc. 28,706
300 Hirose Electric Company, Ltd. 39,940
1,200 Hitachi Construction Machinery
Company, Ltd. 33,741
10,100 Hitachi, Ltd. 627,983
16,600 Honda Motor Company, Ltd. 502,878
1,200 Hoshizaki Corporation 43,083
3,800 Hoya Corporation 454,732
4,100 Hulic Company, Ltd. 35,131
1,200 IBIDEN Company, Ltd. 68,277
2,200 Idemitsu Kosan Company, Ltd. 44,143
1,600 Iida Group Holdings Company, Ltd. 27,038
11,200 Inpex Corporation 123,049
6,300 Isuzu Motors, Ltd. 76,427
12,800 ITOCHU Corporation 508,436
1,000 ITOCHU Techno-Solutions
Corporation 25,340
1,600 Japan Airlines Company, Ltd. 34,694
5,400 Japan Exchange Group, Inc. 94,492
74 Japan Metropolitan Fund
Investment Corporation 49,512
15,900 Japan Post Bank Company, Ltd. 123,992
25,600 Japan Post Holdings Company,
Ltd. 183,994
2,200 Japan Post Insurance Company,
Ltd. 33,064
13 Japan Real Estate Investment
Corporation 49,472
12,900 Japan Tobacco, Inc. 282,587
5,300 JFE Holdings, Inc. 75,772
1,900 JSR Corporation 54,599
4,600 Kajima Corporation 69,454
7,600 Kansai Electric Power Company,
Inc. 95,353
5,000 Kao Corporation 181,450
1,500 Kawasaki Kisen Kaisha, Ltd. 36,780
16,200 KDDI Corporation 500,306
1,100 Keio Corporation 34,602
1,400 Keisei Electric Railway Company,
Ltd. 58,029
2,100 Keyence Corporation 997,829
1,600 Kikkoman Corporation 91,374
1,800 Kintetsu Group Holdings Company,
Ltd. 62,338
8,900 Kirin Holdings Company, Ltd. 129,964
Shares Common Stock (95.0%) Value
Japan (21.4%) - continued
500 Kobayashi Pharmaceutical
Company, Ltd. $ 27,187
1,600 Kobe Bussan Company, Ltd. 41,528
1,240 Koei Tecmo Holdings Company,
Ltd. 21,479
2,300 Koito Manufacturing Company, Ltd. 41,738
10,000 Komatsu, Ltd. 270,480
1,000 Konami Group Corporation 52,441
400 KOSE Corporation 38,452
10,900 Kubota Corporation 159,564
1,100 Kurita Water Industries, Ltd. 42,232
3,500 Kyocera Corporation 190,267
2,900 Kyowa Hakko Kirin Company, Ltd. 53,752
800 Lasertec Corporation 120,893
3,100 LIXIL Corporation 39,457
4,800 M3, Inc. 104,662
2,400 Makita Corporation 67,839
16,700 Marubeni Corporation 284,635
1,200 Matsumotokiyoshi Holdings
Company, Ltd. 67,405
6,100 Mazda Motor Corporation 58,952
900 McDonald's Holdings Company
(Japan), Ltd. 34,991
2,400 MEIJI Holdings Company, Ltd.
a
53,594
3,900 Minebea Mitsumu, Inc. 73,970
3,100 MISUMI Group, Inc. 62,413
13,800 Mitsubishi Chemical Group
Corporation 83,002
13,500 Mitsubishi Corporation 652,683
20,800 Mitsubishi Electric Corporation 294,046
12,100 Mitsubishi Estate Company, Ltd. 143,752
7,000 Mitsubishi HC Capital, Inc. 41,562
3,500 Mitsubishi Heavy Industries, Ltd. 163,468
123,400 Mitsubishi UFJ Financial Group,
Inc. 909,591
14,200 Mitsui & Company, Ltd. 537,439
2,000 Mitsui Chemicals, Inc. 58,952
9,800 Mitsui Fudosan Company, Ltd. 195,328
3,700 Mitsui O.S.K. Lines, Ltd. 89,019
26,030 Mizuho Financial Group, Inc. 397,881
2,700 MonotaRO Company, Ltd. 34,480
4,600 MS and AD Insurance Group
Holdings, Inc. 162,897
6,200 Murata Manufacturing Company,
Ltd. 356,134
2,600 NEC Corporation 126,133
4,200 NEXON Company, Ltd. 80,542
2,600 NGK Insulators, Ltd. 31,064
4,800 Nidec Corporation 264,506
11,200 Nintendo Company, Ltd. 510,589
16 Nippon Building Fund, Inc. 62,915
800 Nippon Express Holdings, Inc. 45,127
8,900 Nippon Paint Holdings Company,
Ltd. 73,656
23 Nippon Prologis REIT, Inc. 46,225
1,900 Nippon Sanso Holdings
Corporation 41,279
500 Nippon Shinyaku Company, Ltd. 20,457
8,700 Nippon Steel Corporation 182,085
322,500 Nippon Telegraph and Telephone
Corporation
a
381,616
5,200 Nippon Yusen Kabushiki Kaisha 115,485
1,400 Nissan Chemical Corporation 60,367
25,000 Nissan Motor Company, Ltd. 102,603
2,100 Nisshin Seifun Group, Inc. 25,958

International Index Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (95.0%) Value
Japan (21.4%) - continued
700 Nissin Foods Holdings Company,
Ltd. $ 57,880
900 Nitori Holdings Company, Ltd. 101,065
1,500 Nitto Denko Corporation 111,339
31,400 Nomura Holdings, Inc. 119,713
1,300 Nomura Real Estate Holdings, Inc. 30,907
46 Nomura Real Estate Master Fund,
Inc. 53,056
4,300 Nomura Research Institute, Ltd. 118,798
6,800 NTT Data Corporation 95,342
6,900 Obayashi Corporation 59,674
800 OBIC Company, Ltd. 128,407
3,200 Odakyu Electric Railway Company,
Ltd. 42,879
8,600 Oji Holdings Corporation 32,156
13,200 Olympus Corporation 208,895
2,000 OMRON Corporation 122,804
3,900 Ono Pharmaceutical Company, Ltd. 70,369
800 Open House Company, Ltd. 28,881
400 Oracle Corporation Japan 29,749
11,800 Oriental Land Company, Ltd.
a
460,035
12,900 ORIX Corporation 235,247
4,000 Osaka Gas Company, Ltd. 61,311
1,200 Otsuka Corporation 46,742
4,200 Otsuka Holdings Company, Ltd. 154,063
4,100 Pan Pacific International Holdings
Company 73,430
23,800 Panasonic Holdings Corporation 291,834
1,900 Persol Holdings Company, Ltd. 34,386
16,100 Rakuten Group, Inc. 56,101
15,500 Recruit Holdings Company, Ltd. 494,688
13,800 Renesas Electronics Corporation
a
260,438
23,300 Resona Holdings, Inc. 111,560
5,900 Ricoh Company, Ltd. 50,279
900 Rohm Company, Ltd. 85,252
2,600 SBI Holdings, Inc. 50,143
1,700 SCSK Corporation 26,753
2,300 Secom Company, Ltd. 155,661
3,000 Seiko Epson Corporation 46,837
3,900 Sekisui Chemical Company, Ltd. 56,344
6,600 Sekisui House, Ltd. 133,317
8,100 Seven & I Holdings Company, Ltd. 349,937
3,100 SG Holdings Company, Ltd. 44,219
2,500 Sharp Corporation
a
14,019
2,600 Shimadzu Corporation 80,362
800 Shimano, Inc. 133,926
5,800 Shimizu Corporation 36,722
20,000 Shin-Etsu Chemical Company, Ltd.
a
668,359
2,900 Shionogi & Company, Ltd. 122,320
4,300 Shiseido Company, Ltd. 194,918
4,700 Shizuoka Financial Group, Inc. 33,955
600 SMC Corporation 333,457
31,000 SoftBank Corporation 331,244
11,100 SoftBank Group Corporation 523,472
3,400 Sompo Holdings, Inc. 152,555
13,600 Sony Group Corporation 1,227,675
900 Square Enix Holdings Company,
Ltd. 41,875
6,600 Subaru Corporation 124,303
3,800 Sumco Corporation 53,911
16,100 Sumitomo Chemical Company, Ltd. 48,934
12,100 Sumitomo Corporation 256,701
7,700 Sumitomo Electric Industries, Ltd. 94,342
2,700 Sumitomo Metal Mining Company,
Ltd. 87,162
Shares Common Stock (95.0%) Value
Japan (21.4%) - continued
14,100 Sumitomo Mitsui Financial Group,
Inc. $ 604,318
3,600 Sumitomo Mitsui Trust Holdings,
Inc. 127,712
3,300 Sumitomo Realty & Development
Company, Ltd. 81,777
1,500 Suntory Beverage and Food, Ltd. 54,378
4,000 Suzuki Motor Corporation 145,051
1,800 Sysmex Corporation 123,295
5,700 T&D Holdings, Inc. 83,595
1,900 Taisei Corporation 66,383
17,100 Takeda Pharmaceutical Company,
Ltd. 537,326
4,200 TDK Corporation 163,820
7,000 Terumo Corporation 222,948
2,400 TIS, Inc. 60,133
2,000 Tobu Railway Company, Ltd. 53,626
1,200 Toho Company, Ltd. 45,707
19,800 Tokio Marine Holdings, Inc. 456,461
16,500 Tokyo Electric Power Company
Holdings, Inc.
a
60,519
4,800 Tokyo Electron, Ltd.
a
691,337
4,200 Tokyo Gas Company, Ltd. 91,634
5,700 Tokyu Corporation 68,747
2,800 Toppan, Inc. 60,513
14,900 Toray Industries, Inc. 83,074
4,200 Toshiba Corporation 131,793
2,800 Tosoh Corporation 33,119
1,500 TOTO, Ltd. 45,355
1,600 Toyota Industries Corporation 114,631
114,300 Toyota Motor Corporation 1,837,040
2,300 Toyota Tsusho Corporation 114,945
1,400 Trend Micro, Inc. 67,769
4,300 Unicharm Corporation 159,895
2,200 USS Company, Ltd. 36,423
1,000 Welcia Holdings Company, Ltd. 20,829
2,400 West Japan Railway Company 99,821
1,375 Yakult Honsha Company, Ltd. 86,963
1,500 Yamaha Corporation 57,781
3,200 Yamaha Motor Company, Ltd. 91,994
3,100 Yamato Holdings Company, Ltd. 56,190
2,600 Yaskawa Electric Corporation 119,868
2,500 Yokogawa Electric Corporation 46,278
28,800 Z Holdings Corporation 69,411
1,300 ZOZO, Inc. 26,968
Total 37,927,123
Jersey (0.6%)
9,929 Experian plc 381,086
115,330 Glencore plc 653,909
11,554 WPP plc 121,107
Total 1,156,102
Luxembourg (0.2%)
5,676 ArcelorMittal SA 154,865
1,453 Eurofins Scientific SE 92,335
5,089 Tenaris SA 76,127
Total 323,327
Netherlands (5.9%)
4,353 ABN AMRO Group NV
b
67,660
234 Adyen NV
a,b
405,211
19,325 Aegon NV 98,101
1,788 AerCap Holdings NV
a
113,574

International Index Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (95.0%) Value
Netherlands (5.9%) - continued
6,371 Airbus SE $ 921,133
1,957 Akzo Nobel NV 159,992
596 Argenx SE
a
232,438
505 ASM International NV 214,426
4,345 ASML Holding NV 3,151,560
11,029 CNH Industrial NV 159,067
923 Euronext NV
b
62,778
1,169 EXOR NV 104,362
1,359 Ferrari NV 444,323
5,500 Ferrovial SE 173,867
1,242 Heineken Holding NV 108,082
2,794 Heineken NV 287,326
614 IMCD NV 88,361
40,164 ING Groep NV 541,476
1,064 JDE Peet's BV 31,650
1,978 Just Eat Takeaway.com NV
a,b
30,320
35,602 Koninklijke (Royal) KPN NV 127,099
10,542 Koninklijke Ahold Delhaize NV 359,409
10,013 Koninklijke Philips NV
a
216,959
3,007 NN Group NV 111,313
1,115 OCI NV 26,781
8,639 Prosus NV 632,672
2,454 QIAGEN NV
a
110,307
1,289 Randstad Holding NV 67,982
24,243 Stellantis NV 426,212
7,366 STMicroelectronics NV 367,368
8,853 Universal Music Group NV 196,668
2,777 Wolters Kluwer NV 352,606
Total 10,391,083
New Zealand (0.3%)
13,493 Auckland International Airport, Ltd.
a
70,912
1,746 EBOS Group, Ltd. 39,450
6,225 Fisher & Paykel Healthcare
Corporation, Ltd. 93,735
7,469 Mercury NZ, Ltd. 29,853
13,910 Meridian Energy, Ltd. 47,901
20,188 Spark New Zealand, Ltd. 63,174
1,457 Xero, Ltd.
a
116,735
Total 461,760
Norway (0.6%)
3,141 Adevinta ASA
a
20,641
3,406 Aker BP ASA 79,910
10,026 DNB Bank ASA 187,493
10,267 Equinor ASA 298,963
2,116 Gjensidige Forsikring ASA 33,898
956 Kongsberg Gruppen ASA 43,454
4,459 Mowi ASA 70,747
14,494 Norsk Hydro ASA 86,403
8,095 Orkla ASA 58,206
704 SalMar ASA 28,370
7,542 Telenor ASA 76,472
1,784 Yara International ASA 63,032
Total 1,047,589
Portugal (0.2%)
31,553 EDP - Energias de Portugal SA 154,221
5,402 Galp Energia SGPS SA 63,127
3,052 Jeronimo Martins SGPS SA 84,079
Total 301,427
Shares Common Stock (95.0%) Value
Singapore (1.2%)
57,229 CapitaLand Integrated Commercial
Trust $ 81,101
28,000 Capitaland Investment, Ltd. 68,795
36,254 Capland Ascendas REIT 73,174
4,400 City Developments, Ltd. 21,947
19,500 DBS Group Holdings, Ltd. 455,379
65,200 Genting Singapore, Ltd. 45,462
1,100 Jardine Cycle & Carriage, Ltd. 28,364
15,700 Keppel Corporation, Ltd. 78,135
36,323 Mapletree Logistics Trust 43,687
25,400 Mapletree Pan Asia Commercial
Trust 30,557
36,463 Oversea-Chinese Banking
Corporation, Ltd. 331,704
488,709 Seatrium, Ltd.
a
45,328
14,400 Singapore Airlines, Ltd. 76,292
9,100 Singapore Exchange, Ltd. 64,803
16,500 Singapore Technologies
Engineering, Ltd. 45,023
89,000 Singapore Telecommunications,
Ltd. 164,843
13,700 United Overseas Bank, Ltd. 284,292
4,900 United Overseas Land, Ltd. 23,355
3,000 Venture Corporation, Ltd. 32,754
20,700 Wilmar International, Ltd. 58,316
Total 2,053,311
Spain (2.4%)
266 Acciona SA 45,164
2,330 ACS Actividades de Construccion y
Servicios SA 81,932
808 Aena SME SA
b
130,773
4,855 Amadeus IT Holding SA
a
369,711
64,991 Banco Bilbao Vizcaya Argentaria
SA 499,308
181,006 Banco Santander SA 670,111
47,782 CaixaBank SA 197,928
6,091 Cellnex Telecom SA
b
246,100
697 Corp ACCIONA Energias
Renovables SA 23,318
2,760 EDP Renovaveis SA
a
55,155
2,682 Enagas SA 52,711
3,423 Endesa SA 73,552
3,215 Grifols SA
a
41,245
62,900 Iberdrola SA 821,401
11,757 Industria de Diseno Textil SA 456,029
1,568 Naturgy Energy Group SA 46,743
4,374 Red Electrica Corporacion SA 73,558
14,845 Repsol SA 215,906
56,020 Telefonica SA 227,440
Total 4,328,085
Supranational (<0.1%)
1,271 Unibail-Rodamco-Westfield
a
67,038
Total 67,038
Sweden (2.9%)
1,405 AB Industrivarden, Class A 38,967
1,660 AB Industrivarden, Class C 45,807
3,122 Alfa Laval AB 113,883
10,803 Assa Abloy AB 259,671
28,950 Atlas Copco AB, Class A 417,948
16,823 Atlas Copco AB, Class B 209,757
3,639 Beijer Ref AB 46,483

International Index Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (95.0%) Value
Sweden (2.9%) - continued
2,948 Boliden AB $ 85,428
6,938 Embracer Group AB
a
17,350
7,103 Epiroc AB, Class A 134,544
4,203 Epiroc AB, Class B 68,027
3,832 EQT AB 73,773
6,564 Essity Aktiebolag 174,810
1,971 Evolution Gaming Group AB
b
249,773
6,800 Fastighets AB Balder
a
24,899
2,465 Getinge AB 43,245
7,871 Hennes & Mauritz AB 135,360
20,978 Hexagon AB 258,036
993 Holmen AB 35,689
4,522 Husqvarna AB 41,031
2,945 Indutrade AB 66,470
1,566 Investment AB Latour 31,090
5,375 Investor AB, Class A 107,572
18,702 Investor AB, Class B 374,135
2,568 Kinnevik AB
a
35,622
804 L E Lundbergforetagen AB 34,238
2,512 Lifco AB 54,706
16,334 NIBE Industrier AB 155,309
865 Saab AB 46,828
2,055 Sagax AB 40,638
11,492 Sandvik AB 224,372
5,303 Securitas AB 43,558
17,416 Skandinaviska Enskilda Banken AB 192,625
3,667 Skanska AB 51,450
4,132 SKF AB 72,002
6,530 Svenska Cellulosa AB SCA 83,355
15,720 Svenska Handelsbanken AB 131,612
9,760 Swedbank AB 164,711
1,836 Swedish Orphan Biovitrum AB
a
35,885
6,118 Tele2 AB 50,598
31,458 Telefonaktiebolaget LM Ericsson 170,921
28,650 Telia Company AB 62,854
2,119 Volvo AB, Class A 45,163
16,264 Volvo AB, Class B 336,584
6,423 Volvo Car AB
a
25,555
Total 5,112,334
Switzerland (9.7%)
16,940 ABB, Ltd. 666,434
1,724 Adecco SA 56,463
5,386 Alcon, Inc. 446,836
358 Bachem Holding AG 31,259
494 Baloise Holding AG 72,664
319 Banque Cantonale Vaudoise 33,694
38 Barry Callebaut AG 73,419
223 BKW FMB Energie 39,426
1 Chocoladefabriken Lindt and
Spruengli AG 124,119
2,283 Clariant AG 33,027
2,173 Coca-Cola HBC AG 64,820
5,626 Compagnie Financiere Richemont
SA 955,678
1,884 DSM-Firmenich AG
a
202,745
1,065 Dufry AG
a
48,577
76 EMS-CHEMIE Holding AG 57,594
387 Geberit AG 202,821
100 Givaudan SA 331,694
401 Helvetia Holding AG 54,349
5,974 Holcim, Ltd. 402,691
2,304 Julius Baer Group, Ltd. 145,400
586 Kuehne & Nagel International AG 173,589
11 Lindt & Spruengli AG 138,303
Shares Common Stock (95.0%) Value
Switzerland (9.7%) - continued
1,866 Logitech International SA $ 111,373
803 Lonza Group AG 479,963
29,639 Nestle SA 3,565,323
22,148 Novartis AG 2,232,949
245 Partners Group Holding AG 230,996
346 Roche Holding AG, Bearer Shares 113,619
7,572 Roche Holding AG, Participation
Certificates 2,313,019
253 Schindler Holding AG 56,952
439 Schindler Holding AG, Participation
Certificates 103,080
1,725 SGS SA 163,187
3,296 SIG Group AG 91,058
1,574 Sika AG 450,795
560 Sonova Holding AG 149,429
1,203 Straumann Holding AG 195,615
312 Swatch Group AG, Bearer Shares 91,015
557 Swatch Group AG, Registered
Shares 30,632
332 Swiss Life Holding AG 194,448
827 Swiss Prime Site AG 71,838
3,251 Swiss Re AG 327,580
279 Swisscom AG 174,135
686 Temenos AG 54,623
35,524 UBS Group AG 720,024
291 VAT Group AG
b
120,536
1,622 Zurich Insurance Group AG 771,567
Total 17,169,358
United Kingdom (13.3%)
10,490 3i Group plc 260,016
21,860 ABRDN plc 60,705
1,958 Admiral Group plc 51,855
13,695 Anglo American plc 389,946
4,250 Antofagasta plc 79,035
4,733 Ashtead Group plc 328,144
3,835 Associated British Foods plc 97,113
16,700 AstraZeneca plc 2,394,021
9,964 Auto Trader Group plc
b
77,366
30,211 Aviva PLC 152,000
33,293 BAE Systems plc 392,567
170,882 Barclays plc 333,834
10,819 Barratt Developments plc 56,862
1,171 Berkeley Group Holdings plc 58,374
191,196 BP plc 1,113,217
22,920 British American Tobacco plc 761,529
9,492 British Land Company plc 36,604
74,919 BT Group plc 116,584
3,639 Bunzl plc 138,675
4,148 Burberry Group plc 111,928
61,440 Centrica plc 96,875
2,216 Coca-Cola European Partners plc 142,777
18,934 Compass Group plc 530,213
1,505 Croda International plc 107,584
24,502 Diageo plc 1,053,368
2,006 Endeavour Mining plc 48,176
43,837 GSK plc 776,906
54,740 Haleon plc 224,679
4,092 Halma plc 118,445
3,764 Hargreaves Lansdown plc 39,019
1,757 Hikma Pharmaceuticals plc 42,282
215,213 HSBC Holdings plc 1,704,026
9,650 Imperial Brands plc 213,598
15,342 Informa plc 141,656
1,890 InterContinental Hotels Group plc 130,649

International Index Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (95.0%) Value
United Kingdom (13.3%) - continued
1,739 Intertek Group plc $ 94,268
18,955 J Sainsbury plc 64,797
27,797 JD Sports Fashion plc 51,636
1,977 Johnson Matthey plc 43,889
21,050 Kingfisher plc 62,039
7,592 Land Securities Group plc 55,512
64,375 Legal & General Group plc 186,385
725,110 Lloyds TSB Group plc 401,965
4,327 London Stock Exchange Group plc 460,538
24,039 M&G plc 58,503
5,233 Mondi plc 79,837
39,449 National Grid plc 523,031
57,280 NatWest Group plc 175,076
1,393 Next plc 122,147
6,228 Ocado Group plc
a
45,068
7,008 Pearson plc 73,471
3,442 Persimmon plc 44,848
8,085 Phoenix Group Holdings plc 54,703
29,631 Prudential plc 418,491
7,713 Reckitt Benckiser Group plc 579,640
20,643 RELX plc 688,667
27,160 Rentokil Initial plc 212,357
12,120 Rio Tinto plc 770,224
90,184 Rolls-Royce Holdings plc
a
173,424
10,989 Sage Group plc 129,087
9,556 Schroders plc 53,166
13,034 SEGRO plc 118,868
2,711 Severn Trent plc 88,380
73,991 Shell plc 2,207,281
9,384 Smith & Nephew plc 151,395
3,834 Smiths Group plc 80,214
793 Spirax-Sarco Engineering plc 104,521
11,650 SSE plc 273,194
5,865 St. James's Place plc 81,111
26,453 Standard Chartered plc 230,144
38,067 Taylor Wimpey plc 49,731
79,776 Tesco plc 251,658
27,321 Unilever plc 1,422,723
7,349 United Utilities Group plc 89,860
247,911 Vodafone Group plc 233,738
2,177 Whitbread plc 93,713
6,643 Wise plc
a
55,526
Total 23,535,454
Total Common Stock
(cost $137,127,084) 168,117,373
Shares Preferred Stock ( 0.3% )
Germany (0.3%)
640 Bayerische Motoren Werke AG 72,931
1,920 Henkel AG & Company KGaA 153,555
2,228 Volkswagen AG 299,606
Total 526,092
Total Preferred Stock
(cost $527,366) 526,092
Shares or
Principal
Amount Short-Term Investments ( 4.3% )
Federal Home Loan Bank Discount
Notes
200,000 5.020%,  8/16/2023
c,d
198,811
100,000 5.100%,  9/11/2023
c,d
99,045
Shares or
Principal
Amount Short-Term Investments (4.3%) Value
Thrivent Core Short-Term Reserve
Fund
721,805 5.460% $ 7,218,048
Total Short-Term Investments
(cost $7,515,745) 7,515,904
Total Investments (cost
$145,170,195) 99.6% $176,159,369
Other Assets and Liabilities,
Net 0.4% 739,783
Total Net Assets 100.0% $176,899,152
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2023, the value of these investments was $2,690,440 or 1.5% of
total net assets.
c The interest rate shown reflects the yield.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 37,956,376
Gross unrealized depreciation (7,845,017)
Net unrealized appreciation (depreciation) $ 30,111,359
Cost for federal income tax purposes $ 146,133,834

International Index Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2023, in valuing International Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 6,976,872 226,066 6,750,806 –
Consumer Discretionary 20,865,132 – 20,865,132 –
Consumer Staples 16,778,005 142,777 16,635,228 –
Energy 7,101,803 – 7,101,803 –
Financials 30,880,713 25,076 30,855,637 –
Health Care 22,115,608 90,134 22,025,474 –
Industrials 27,414,284 182,805 27,231,479 –
Information Technology 13,799,636 286,942 13,512,694 –
Materials 12,542,850 – 12,542,850 –
Real Estate 3,810,376 – 3,810,376 –
Utilities 5,832,094 – 5,832,094 –
Preferred Stock
Consumer Discretionary 372,537 – 372,537 –
Consumer Staples 153,555 – 153,555 –
Short-Term Investments 297,856 – 297,856 –
Subtotal Investments in Securities $168,941,321 $953,800 $ 167,987,521 $–
Other Investments  * Total
Affiliated Short-Term Investments 7,218,048
Subtotal Other Investments $7,218,048
Total Investments at Value $176,159,369
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of June 30, 2023, in valuing International Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 85,824 85,824 – –
Total Asset Derivatives $85,824 $85,824 $– $–
The following table presents International Index Portfolio's futures contracts held as of June 30, 2023. Investments and/or cash totaling $297,856 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 72 September 2023 $ 7,673,976 $ 85,824
Total Futures Long Contracts $ 7,673,976 $ 85,824
Total Futures Contracts $ 7,673,976 $85,824

International Index Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2023, for International Index
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 85,824
Total Equity Contracts 85,824
Total Asset Derivatives $85,824
*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2023, for
International Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 134,198
Total Equity Contracts
134,198
Total $134,198
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2023, for International Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 124,380
Total Equity Contracts 124,380
Total $124,380
The following table presents International Index Portfolio's average volume of derivative activity during the period ended June 30, 2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $4,405,119

International Index Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Index Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
6/30/2023
Shares Held at
6/30/2023
% of Net
Assets
6/30/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% $2,215 $8,914 $3,911 $7,218 722 4.1%
Total Affiliated Short-Term Investments 2,215 7,218 4.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 15 1,685 1,700 – – –
Total Collateral Held for Securities Loaned 15 – –
Total Value $2,230 $7,218
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 6/30/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% $– $– $ – $101
Total Income/Non Income Cash from Affiliated
Investments $101
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 5
Total Affiliated Income from Securities Loaned, Net $5
Total Value $– $– $ –

Large Cap Growth Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98 .1% ) Value
Communications Services (10.9%)
1,123,926 Alphabet, Inc., Class C
a
$ 135,961,328
227,732 Meta Platforms, Inc.
a
65,354,529
103,648 Netflix, Inc.
a
45,655,908
Total 246,971,765
Consumer Discretionary (13.6%)
1,041,098 Amazon.com, Inc.
a
135,717,535
70,126 Domino's Pizza, Inc. 23,631,761
158,457 Home Depot, Inc. 49,223,082
34,330 O'Reilly Automotive, Inc.
a
32,795,449
247,071 Tesla, Inc.
a
64,675,776
Total 306,043,603
Consumer Staples (3.9%)
199,329 BJ's Wholesale Club Holdings,
Inc.
a
12,559,720
281,218 Philip Morris International, Inc. 27,452,501
432,707 US Foods Holding Corporation
a
19,039,108
183,069 Walmart, Inc. 28,774,786
Total 87,826,115
Energy (2.2%)
720,554 Halliburton Company 23,771,077
125,457 Pioneer Natural Resources
Company 25,992,181
Total 49,763,258
Financials (11.8%)
164,856 American Express Company 28,717,915
72,127 Ameriprise Financial, Inc. 23,957,704
214,524 Intercontinental Exchange, Inc. 24,258,374
182,498 J.P. Morgan Chase & Company 26,542,509
176,049 Mastercard, Inc. 69,240,072
546,360 PayPal Holdings, Inc.
a
36,458,603
195,048 Raymond James Financial, Inc. 20,240,131
90,087 S&P Global, Inc. 36,114,977
Total 265,530,285
Health Care (13.5%)
58,886 Amgen, Inc. 13,073,870
148,016 Danaher Corporation 35,523,840
206,634 Dexcom, Inc.
a
26,554,536
122,296 Intuitive Surgical, Inc.
a
41,817,894
90,801 Laboratory Corporation of America
Holdings 21,913,005
253,717 Medtronic plc 22,352,468
83,292 Molina Healthcare, Inc.
a
25,090,882
81,746 Novo Nordisk AS ADR 13,228,955
21,143 Regeneron Pharmaceuticals, Inc.
a
15,192,091
117,153 UnitedHealth Group, Inc. 56,308,418
194,144 Zoetis, Inc. 33,433,538
Total 304,489,497
Industrials (5.5%)
415,728 Fastenal Company 24,523,795
63,772 Northrop Grumman Corporation 29,067,278
80,807 Parker-Hannifin Corporation 31,517,962
913,443 Uber Technologies, Inc.
a
39,433,334
Total 124,542,369
Information Technology (34.4%)
81,960 Adobe, Inc.
a
40,077,620
Shares Common Stock (98.1%) Value
Information Technology (34.4%) - continued
255,666 Advanced Micro Devices, Inc.
a
$ 29,122,914
541,050 Apple, Inc. 104,947,469
219,612 Applied Materials, Inc. 31,742,719
538,796 Cisco Systems, Inc. 27,877,305
364,159 Fortinet, Inc.
a
27,526,779
675,889 Microsoft Corporation 230,167,240
294,146 NVIDIA Corporation 124,429,641
323,437 QUALCOMM, Inc. 38,501,940
206,245 Salesforce, Inc.
a
43,571,319
99,684 ServiceNow, Inc.
a
56,019,417
57,947 Tyler Technologies, Inc.
a
24,133,187
Total 778,117,550
Materials (1.2%)
166,595 Nucor Corporation 27,318,248
Total 27,318,248
Real Estate (1.1%)
108,741 SBA Communications Corporation 25,201,814
Total 25,201,814
Total Common Stock
(cost $1,426,442,264) 2,215,804,504
Shares Short-Term Investments ( 1 .9% ) Value
Thrivent Core Short-Term Reserve
Fund
4,254,688 5.460% 42,546,876
Total Short-Term Investments
(cost $42,546,876) 42,546,876
Total Investments (cost
$1,468,989,140) 100.0% $ 2,258,351,380
Other Assets and Liabilities, Net
<0.1% 499,289
Total Net Assets 100.0% $ 2,258,850,669
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 827,542,207
Gross unrealized depreciation (50,949,497)
Net unrealized appreciation (depreciation) $ 776,592,710
Cost for federal income tax purposes $ 1,481,758,670

Large Cap Growth Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2023, in valuing Large Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 246,971,765 246,971,765 – –
Consumer Discretionary 306,043,603 306,043,603 – –
Consumer Staples 87,826,115 87,826,115 – –
Energy 49,763,258 49,763,258 – –
Financials 265,530,285 265,530,285 – –
Health Care 304,489,497 304,489,497 – –
Industrials 124,542,369 124,542,369 – –
Information Technology 778,117,550 778,117,550 – –
Materials 27,318,248 27,318,248 – –
Real Estate 25,201,814 25,201,814 – –
Subtotal Investments in Securities $ 2,215,804,504 $ 2,215,804,504 $ – $ –
Other Investments  * Total
Affiliated Short-Term Investments 42,546,876
Subtotal Other Investments $ 42,546,876
Total Investments at Value $ 2,258,351,380
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
6/30/2023
Shares Held at
6/30/2023
% of Net
Assets
6/30/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% $ 52,095 $ 106,462 $ 116,010 $ 42,547 4,255 1.9%
Total Affiliated Short-Term Investments 52,095 42,547 1.9
Total Value $ 52,095 $ 42,547
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 6/30/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% $– $– $ – $ 1,418
Total Income/Non Income Cash from Affiliated
Investments $ 1,418
Total Value $– $– $ –

Large Cap Index Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 99.1% ) Value
Communications Services (8.3%)
30,456 Activision Blizzard, Inc.
a
$ 2,567,441
252,918 Alphabet, Inc., Class A
a
30,274,285
217,557 Alphabet, Inc., Class C
a
26,317,870
304,344 AT&T, Inc. 4,854,287
4,423 Charter Communications, Inc.
a
1,624,878
177,072 Comcast Corporation 7,357,342
11,091 Electronic Arts, Inc. 1,438,503
11,454 Fox Corporation, Class A 389,436
5,817 Fox Corporation, Class B 185,504
16,434 Interpublic Group of Companies,
Inc. 634,024
6,127 Live Nation Entertainment, Inc.
a
558,231
11,854 Match Group, Inc.
a
496,090
94,175 Meta Platforms, Inc.
a
27,026,341
18,925 Netflix, Inc.
a
8,336,273
16,217 News Corporation, Class A 316,232
4,999 News Corporation, Class B 98,580
8,494 Omnicom Group, Inc. 808,204
21,584 Paramount Global 343,401
6,750 Take-Two Interactive Software,
Inc.
a
993,330
24,519 T-Mobile US, Inc.
a
3,405,689
178,970 Verizon Communications, Inc. 6,655,894
77,791 Walt Disney Company
a
6,945,180
94,376 Warner Brothers Discovery, Inc.
a
1,183,475
Total 132,810,490
Consumer Discretionary (10.6%)
2,530 Advance Auto Parts, Inc. 177,859
380,016 Amazon.com, Inc.
a
49,538,886
11,516 Aptiv plc
a
1,175,668
783 AutoZone, Inc.
a
1,952,301
9,747 Bath & Body Works, Inc. 365,512
8,285 Best Buy Company, Inc. 678,956
1,572 Booking Holdings, Inc.
a
4,244,919
9,978 BorgWarner, Inc. 488,024
9,161 Caesars Entertainment, Inc.
a
466,936
6,735 CarMax, Inc.
a
563,719
42,760 Carnival Corporation
a
805,171
1,174 Chipotle Mexican Grill, Inc.
a
2,511,186
13,213 D.R. Horton, Inc. 1,607,890
5,148 Darden Restaurants, Inc. 860,128
1,504 Domino's Pizza, Inc. 506,833
22,764 eBay, Inc. 1,017,323
5,251 Etsy, Inc.
a
444,287
6,071 Expedia Group, Inc.
a
664,107
167,303 Ford Motor Company 2,531,294
6,514 Garmin, Ltd. 679,345
59,180 General Motors Company 2,281,981
5,982 Genuine Parts Company 1,012,334
5,547 Hasbro, Inc. 359,279
11,265 Hilton Worldwide Holdings, Inc. 1,639,621
43,111 Home Depot, Inc. 13,392,001
13,990 Las Vegas Sands Corporation
a
811,420
10,804 Lennar Corporation 1,353,849
10,810 LKQ Corporation 629,899
25,388 Lowe's Companies, Inc. 5,730,072
10,977 Marriott International, Inc./MD 2,016,365
31,082 McDonald's Corporation 9,275,180
12,854 MGM Resorts International 564,548
2,250 Mohawk Industries, Inc.
a
232,110
16,042 Newell Brands, Inc. 139,565
52,453 NIKE, Inc. 5,789,238
18,058 Norwegian Cruise Line Holdings,
Ltd.
a
393,123
Shares Common Stock (99.1%) Value
Consumer Discretionary (10.6%) - continued
131 NVR, Inc.
a
$ 831,931
2,591 O'Reilly Automotive, Inc.
a
2,475,182
1,663 Pool Corporation 623,026
9,503 PulteGroup, Inc. 738,193
1,750 Ralph Lauren Corporation 215,775
14,562 Ross Stores, Inc. 1,632,837
9,363 Royal Caribbean Cruises, Ltd.
a
971,318
48,804 Starbucks Corporation 4,834,524
9,868 Tapestry, Inc. 422,350
114,691 Tesla, Inc.
a
30,022,663
49,021 TJX Companies, Inc. 4,156,491
4,665 Tractor Supply Company 1,031,432
2,133 Ulta Beauty, Inc.
a
1,003,779
14,063 VF Corporation 268,463
2,331 Whirlpool Corporation 346,829
4,408 Wynn Resorts, Ltd. 465,529
11,924 Yum! Brands, Inc. 1,652,070
Total 168,593,321
Consumer Staples (6.6%)
75,992 Altria Group, Inc. 3,442,438
23,186 Archer-Daniels-Midland Company 1,751,934
7,787 Brown-Forman Corporation 520,016
6,411 Bunge, Ltd. 604,878
8,542 Campbell Soup Company 390,455
10,399 Church & Dwight Company, Inc. 1,042,292
5,263 Clorox Company 837,028
165,694 Coca-Cola Company 9,978,093
35,316 Colgate-Palmolive Company 2,720,745
20,303 Conagra Brands, Inc. 684,617
6,865 Constellation Brands, Inc. 1,689,682
18,880 Costco Wholesale Corporation 10,164,614
9,327 Dollar General Corporation 1,583,538
8,852 Dollar Tree, Inc.
a
1,270,262
9,871 Estee Lauder Companies, Inc. 1,938,467
25,005 General Mills, Inc. 1,917,883
6,270 Hershey Company 1,565,619
12,332 Hormel Foods Corporation 495,993
4,540 J.M. Smucker Company 670,422
10,943 Kellogg Company 737,558
35,856 Keurig Dr. Pepper, Inc. 1,121,217
14,362 Kimberly-Clark Corporation 1,982,818
33,960 Kraft Heinz Company 1,205,580
27,802 Kroger Company 1,306,694
6,202 Lamb Weston Holdings, Inc. 712,920
10,679 McCormick & Company, Inc. 931,529
7,993 Molson Coors Beverage Company 526,259
57,977 Mondelez International, Inc. 4,228,842
32,529 Monster Beverage Corporation
a
1,868,466
58,651 PepsiCo, Inc. 10,863,338
66,079 Philip Morris International, Inc. 6,450,632
100,340 Procter & Gamble Company 15,225,592
21,570 Sysco Corporation 1,600,494
19,649 Target Corporation 2,591,703
12,158 Tyson Foods, Inc. 620,544
30,487 Walgreens Boots Alliance, Inc. 868,575
59,712 Walmart, Inc. 9,385,532
Total 105,497,269
Energy (4.1%)
13,138 APA Corporation 448,925
43,098 Baker Hughes Company 1,362,328
74,189 Chevron Corporation 11,673,639
51,514 ConocoPhillips 5,337,366

Large Cap Index Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.1%) Value
Energy (4.1%) - continued
32,246 Coterra Energy, Inc. $ 815,824
27,318 Devon Energy Corporation 1,320,552
7,710 Diamondback Energy, Inc. 1,012,786
24,898 EOG Resources, Inc. 2,849,327
15,395 EQT Corporation 633,196
172,117 Exxon Mobil Corporation 18,459,548
38,408 Halliburton Company 1,267,080
11,764 Hess Corporation 1,599,316
83,963 Kinder Morgan, Inc. 1,445,843
26,292 Marathon Oil Corporation 605,242
18,063 Marathon Petroleum Corporation 2,106,146
30,588 Occidental Petroleum Corporation 1,798,574
19,048 ONEOK, Inc. 1,175,643
19,534 Phillips 66 1,863,153
9,950 Pioneer Natural Resources
Company 2,061,441
60,679 Schlumberger, Ltd. 2,980,552
9,622 Targa Resources Corporation 732,234
15,390 Valero Energy Corporation 1,805,247
51,860 Williams Companies, Inc. 1,692,192
Total 65,046,154
Financials (12.3%)
23,408 Aflac, Inc. 1,633,878
11,190 Allstate Corporation 1,220,158
25,313 American Express Company 4,409,525
30,811 American International Group, Inc. 1,772,865
4,435 Ameriprise Financial, Inc. 1,473,130
8,695 Aon plc 3,001,514
15,855 Arch Capital Group, Ltd.
a
1,186,747
9,119 Arthur J. Gallagher & Company 2,002,259
2,263 Assurant, Inc. 284,504
295,156 Bank of America Corporation 8,468,026
30,572 Bank of New York Mellon
Corporation 1,361,065
75,918 Berkshire Hathaway, Inc.
a
25,888,038
6,376 BlackRock, Inc. 4,406,709
10,023 Brown & Brown, Inc. 689,983
16,254 Capital One Financial Corporation 1,777,700
4,494 Cboe Global Markets, Inc. 620,217
63,265 Charles Schwab Corporation 3,585,860
17,632 Chubb, Ltd. 3,395,218
6,693 Cincinnati Financial Corporation 651,363
82,877 Citigroup, Inc. 3,815,657
20,605 Citizens Financial Group, Inc. 537,378
15,314 CME Group, Inc. 2,837,531
5,605 Comerica, Inc. 237,428
10,811 Discover Financial Services 1,263,265
1,825 Everest Re Group, Ltd. 623,894
1,631 FactSet Research Systems, Inc. 653,460
25,221 Fidelity National Information
Services, Inc. 1,379,589
28,979 Fifth Third Bancorp 759,540
26,280 Fiserv, Inc.
a
3,315,222
3,143 FleetCor Technologies, Inc.
a
789,144
12,153 Franklin Resources, Inc. 324,607
3,783 Global Life, Inc. 414,692
11,151 Global Payments, Inc. 1,098,597
14,153 Goldman Sachs Group, Inc. 4,564,909
13,207 Hartford Financial Services Group,
Inc. 951,168
61,457 Huntington Bancshares, Inc. 662,506
23,835 Intercontinental Exchange, Inc. 2,695,262
19,505 Invesco, Ltd. 327,879
124,407 J.P. Morgan Chase & Company 18,093,754
Shares Common Stock (99.1%) Value
Financials (12.3%) - continued
3,102 Jack Henry & Associates, Inc. $ 519,058
39,816 KeyCorp 367,900
6,569 Lincoln National Corporation 169,217
8,053 Loews Corporation 478,187
7,061 M&T Bank Corporation 873,869
1,604 MarketAxess Holdings, Inc. 419,318
21,061 Marsh & McLennan Companies,
Inc. 3,961,153
35,623 Mastercard , Inc. 14,010,526
27,386 MetLife, Inc. 1,548,131
6,718 Moody's Corporation 2,335,983
55,458 Morgan Stanley 4,736,113
3,408 MSCI, Inc. 1,599,340
14,416 Nasdaq, Inc. 718,638
8,869 Northern Trust Corporation 657,548
47,498 PayPal Holdings, Inc.
a
3,169,542
16,990 PNC Financial Services Group,
Inc. 2,139,890
9,612 Principal Financial Group, Inc. 728,974
24,920 Progressive Corporation 3,298,660
15,539 Prudential Financial, Inc. 1,370,851
8,119 Raymond James Financial, Inc. 842,509
39,946 Regions Financial Corporation 711,838
13,963 S&P Global, Inc. 5,597,627
14,230 State Street Corporation 1,041,351
18,245 Synchrony Financial 618,870
9,560 T. Rowe Price Group, Inc. 1,070,911
9,833 Travelers Companies, Inc. 1,707,599
56,702 Truist Financial Corporation 1,720,906
59,386 U.S. Bancorp 1,962,113
68,890 Visa, Inc. 16,359,997
8,548 W.R. Berkley Corporation 509,119
159,738 Wells Fargo & Company 6,817,618
4,530 Willis Towers Watson plc 1,066,815
6,304 Zions Bancorp NA 169,325
Total 196,473,737
Health Care (13.3%)
74,029 Abbott Laboratories 8,070,642
75,109 AbbVie, Inc. 10,119,435
12,588 Agilent Technologies, Inc. 1,513,707
3,029 Align Technology, Inc.
a
1,071,175
6,896 AmerisourceBergen Corporation 1,326,997
22,747 Amgen, Inc. 5,050,289
21,535 Baxter International, Inc. 981,135
12,091 Becton, Dickinson and Company 3,192,145
6,162 Biogen, Inc.
a
1,755,246
909 Bio-Rad Laboratories, Inc.
a
344,620
6,702 Bio- Techne Corporation 547,084
61,205 Boston Scientific Corporation
a
3,310,578
89,437 Bristol-Myers Squibb Company 5,719,496
10,838 Cardinal Health, Inc. 1,024,950
7,667 Catalent , Inc.
a
332,441
23,362 Centene Corporation
a
1,575,767
2,179 Charles River Laboratories
International, Inc.
a
458,135
12,596 Cigna Group 3,534,438
2,105 Cooper Companies, Inc. 807,120
54,577 CVS Health Corporation 3,772,908
28,272 Danaher Corporation 6,785,280
2,356 DaVita, Inc.
a
236,707
9,045 Dentsply Sirona, Inc. 361,981
16,502 Dexcom , Inc.
a
2,120,672
25,808 Edwards Lifesciences Corporation
a
2,434,469
10,092 Elevance Health, Inc. 4,483,775

Large Cap Index Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.1%) Value
Health Care (13.3%) - continued
33,542 Eli Lilly & Company $ 15,730,527
16,647 GE HealthCare Technologies, Inc. 1,352,402
53,102 Gilead Sciences, Inc. 4,092,571
8,783 HCA Healthcare, Inc. 2,665,465
5,577 Henry Schein, Inc.
a
452,295
10,478 Hologic , Inc.
a
848,404
5,319 Humana, Inc. 2,378,284
3,534 IDEXX Laboratories, Inc.
a
1,774,881
6,730 Illumina, Inc.
a
1,261,808
7,883 Incyte Corporation
a
490,717
2,968 Insulet Corporation
a
855,793
14,917 Intuitive Surgical, Inc.
a
5,100,719
7,899 IQVIA Holding, Inc.
a
1,775,458
110,632 Johnson & Johnson 18,311,809
3,772 Laboratory Corporation of America
Holdings 910,297
5,773 McKesson Corporation 2,466,861
56,638 Medtronic plc 4,989,808
108,023 Merck & Company, Inc. 12,464,774
938 Mettler -Toledo International, Inc.
a
1,230,318
13,957 Moderna , Inc.
a
1,695,775
2,482 Molina Healthcare, Inc.
a
747,678
10,858 Organon & Company 225,955
240,329 Pfizer, Inc. 8,815,268
4,769 Quest Diagnostics, Inc. 670,331
4,593 Regeneron Pharmaceuticals, Inc.
a
3,300,254
6,255 ResMed , Inc. 1,366,717
5,340 Revvity , Inc. 634,339
4,227 STERIS plc 950,990
14,382 Stryker Corporation 4,387,804
2,000 Teleflex, Inc. 484,060
16,421 Thermo Fisher Scientific, Inc. 8,567,657
39,636 UnitedHealth Group, Inc. 19,050,647
2,679 Universal Health Services, Inc. 422,666
10,964 Vertex Pharmaceuticals, Inc.
a
3,858,341
51,045 Viatris , Inc. 509,429
2,513 Waters Corporation
a
669,815
3,161 West Pharmaceutical Services,
Inc. 1,208,988
8,879 Zimmer Biomet Holdings, Inc. 1,292,782
19,673 Zoetis, Inc. 3,387,887
Total 212,331,766
Industrials (8.4%)
23,486 3M Company 2,350,714
5,301 A.O. Smith Corporation 385,807
5,445 Alaska Air Group, Inc.
a
289,565
3,744 Allegion plc 449,355
27,793 American Airlines Group, Inc.
a
498,606
9,812 AMETEK, Inc. 1,588,367
17,587 Automatic Data Processing, Inc. 3,865,447
2,988 Axon Enterprise, Inc.
a
583,019
24,074 Boeing Company
a
5,083,466
5,022 Broadridge Financial Solutions,
Inc. 831,794
4,957 C.H. Robinson Worldwide, Inc. 467,693
35,540 Carrier Global Corporation 1,766,693
21,939 Caterpillar, Inc. 5,398,091
6,600 Ceridian HCM Holding, Inc.
a
442,002
3,680 Cintas Corporation 1,829,254
18,261 Copart , Inc.
a
1,665,586
86,550 CSX Corporation 2,951,355
6,026 Cummins, Inc. 1,477,334
11,479 Deere & Company 4,651,176
27,362 Delta Air Lines, Inc.
a
1,300,789
Shares Common Stock (99.1%) Value
Industrials (8.4%) - continued
5,954 Dover Corporation $ 879,108
16,969 Eaton Corporation plc 3,412,466
24,330 Emerson Electric Company 2,199,189
5,221 Equifax, Inc. 1,228,501
6,504 Expeditors International of
Washington, Inc. 787,830
24,310 Fastenal Company 1,434,047
9,844 FedEx Corporation 2,440,328
15,052 Fortive Corporation 1,125,438
2,648 Generac Holdings, Inc.
a
394,896
9,577 General Dynamics Corporation 2,060,492
46,359 General Electric Company 5,092,536
28,329 Honeywell International, Inc. 5,878,267
15,659 Howmet Aerospace, Inc. 776,060
1,698 Huntington Ingalls Industries, Inc. 386,465
3,217 IDEX Corporation 692,491
11,773 Illinois Tool Works, Inc. 2,945,134
17,221 Ingersoll - Rand, Inc. 1,125,565
5,400 Jacobs Solutions, Inc. 642,006
3,530 JB Hunt Transport Services, Inc. 639,036
29,208 Johnson Controls International plc 1,990,233
8,065 L3Harris Technologies, Inc. 1,578,885
5,839 Leidos Holdings, Inc. 516,635
9,596 Lockheed Martin Corporation 4,417,806
9,582 Masco Corporation 549,815
2,291 Nordson Corporation 568,580
9,691 Norfolk Southern Corporation 2,197,531
6,077 Northrop Grumman Corporation 2,769,897
3,828 Old Dominion Freight Line, Inc. 1,415,403
17,594 Otis Worldwide Corporation 1,566,042
22,247 PACCAR, Inc. 1,860,962
5,462 Parker-Hannifin Corporation 2,130,398
13,658 Paychex, Inc. 1,527,920
2,069 Paycom Software, Inc. 664,646
7,022 Pentair plc 453,621
6,181 Quanta Services, Inc. 1,214,257
62,203 Raytheon Technologies
Corporation 6,093,406
8,752 Republic Services, Inc. 1,340,544
4,587 Robert Half International, Inc. 345,034
4,890 Rockwell Automation, Inc. 1,611,010
9,860 Rollins, Inc. 422,304
2,254 Snap-On, Inc. 649,580
25,334 Southwest Airlines Company 917,344
6,519 Stanley Black & Decker, Inc. 610,895
8,586 Textron, Inc. 580,671
9,709 Trane Technologies plc 1,856,943
2,221 TransDigm Group, Inc. 1,985,952
25,955 Union Pacific Corporation 5,310,912
13,962 United Airlines Holdings, Inc.
a
766,095
30,855 United Parcel Service, Inc. 5,530,759
2,926 United Rentals, Inc. 1,303,153
6,164 Verisk Analytics, Inc. 1,393,249
1,901 W.W. Grainger, Inc. 1,499,110
7,657 Wabtec Corporation 839,743
15,761 Waste Management, Inc. 2,733,273
10,186 Xylem, Inc. 1,147,147
Total 134,375,723
Information Technology (28.0%)
26,885 Accenture plc 8,296,173
19,527 Adobe, Inc.
a
9,548,508
68,556 Advanced Micro Devices, Inc.
a
7,809,214
6,480 Akamai Technologies, Inc.
a
582,358
25,344 Amphenol Corporation 2,152,973

Large Cap Index Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.1%) Value
Information Technology (28.0%) - continued
21,535 Analog Devices, Inc. $ 4,195,233
3,689 ANSYS, Inc.
a
1,218,366
629,421 Apple, Inc. 122,088,791
35,978 Applied Materials, Inc. 5,200,260
10,631 Arista Networks, Inc.
a
1,722,860
9,117 Autodesk, Inc.
a
1,865,429
17,749 Broadcom, Inc. 15,396,015
11,609 Cadence Design Systems, Inc.
a
2,722,543
5,738 CDW Corporation 1,052,923
174,366 Cisco Systems, Inc. 9,021,697
21,604 Cognizant Technology Solutions
Corporation 1,410,309
32,572 Corning, Inc. 1,141,323
9,693 DXC Technology Company
a
258,997
5,834 Enphase Energy, Inc.
a
977,078
2,466 EPAM Systems, Inc.
a
554,234
2,574 F5, Inc.
a
376,473
1,064 Fair Isaac Corporation
a
861,000
4,229 First Solar, Inc.
a
803,891
27,745 Fortinet, Inc.
a
2,097,245
3,365 Gartner, Inc.
a
1,178,793
24,216 Gen Digital, Inc. 449,207
55,168 Hewlett Packard Enterprise
Company 926,822
36,906 HP, Inc. 1,133,383
177,566 Intel Corporation 5,937,807
38,657 International Business Machines
Corporation 5,172,693
11,943 Intuit, Inc. 5,472,163
13,691 Juniper Networks, Inc. 428,939
7,584 Keysight Technologies, Inc.
a
1,269,941
5,841 KLA Corporation 2,833,002
5,719 Lam Research Corporation 3,676,516
23,321 Microchip Technology, Inc. 2,089,328
46,590 Micron Technology, Inc. 2,940,295
316,540 Microsoft Corporation 107,794,532
1,918 Monolithic Power Systems, Inc. 1,036,161
7,140 Motorola Solutions, Inc. 2,094,019
9,107 NetApp, Inc. 695,775
105,285 NVIDIA Corporation 44,537,661
11,057 NXP Semiconductors NV 2,263,147
18,386 ON Semiconductor Corporation
a
1,738,948
65,513 Oracle Corporation 7,801,943
12,882 Palo Alto Networks, Inc.
a
3,291,480
4,535 PTC, Inc.
a
645,331
4,253 Qorvo , Inc.
a
433,934
47,424 QUALCOMM, Inc. 5,645,353
4,538 Roper Industries, Inc. 2,181,870
41,678 Salesforce, Inc.
a
8,804,894
8,199 Seagate Technology Holdings plc 507,272
8,674 ServiceNow , Inc.
a
4,874,528
6,776 Skyworks Solutions, Inc. 750,035
2,398 SolarEdge Technologies, Inc.
a
645,182
6,484 Synopsys, Inc.
a
2,823,198
13,415 TE Connectivity, Ltd. 1,880,246
2,003 Teledyne Technologies, Inc.
a
823,453
6,601 Teradyne, Inc. 734,889
38,641 Texas Instruments, Inc. 6,956,153
10,547 Trimble, Inc.
a
558,358
1,785 Tyler Technologies, Inc.
a
743,399
3,856 VeriSign, Inc.
a
871,340
13,620 Western Digital Corporation
a
516,607
2,189 Zebra Technologies Corporation
a
647,572
Total 447,160,062
Shares Common Stock (99.1%) Value
Materials (2.5%)
9,456 Air Products and Chemicals, Inc. $ 2,832,356
4,995 Albemarle Corporation 1,114,334
62,641 Amcor plc 625,157
3,437 Avery Dennison Corporation 590,477
13,391 Ball Corporation 779,490
4,261 Celanese Corporation 493,424
8,298 CF Industries Holdings, Inc. 576,047
30,263 Corteva , Inc. 1,734,070
30,111 Dow, Inc. 1,603,712
19,541 DuPont de Nemours, Inc. 1,396,009
5,073 Eastman Chemical Company 424,712
10,545 Ecolab, Inc. 1,968,646
5,323 FMC Corporation 555,402
61,018 Freeport-McMoRan, Inc. 2,440,720
10,859 International Flavors & Fragrances,
Inc. 864,268
14,774 International Paper Company 469,961
20,843 Linde plc 7,942,850
10,801 LyondellBasell Industries NV 991,856
2,638 Martin Marietta Materials, Inc. 1,217,938
14,139 Mosaic Company 494,865
33,832 Newmont Corporation 1,443,273
10,695 Nucor Corporation 1,753,766
3,829 Packaging Corporation of America 506,041
10,022 PPG Industries, Inc. 1,486,263
6,147 Sealed Air Corporation 245,880
9,991 Sherwin-Williams Company 2,652,810
6,836 Steel Dynamics, Inc. 744,645
5,665 Vulcan Materials Company 1,277,118
10,904 WestRock Company 316,979
Total 39,543,069
Real Estate (2.5%)
6,702 Alexandria Real Estate Equities,
Inc. 760,610
19,840 American Tower Corporation 3,847,770
6,045 AvalonBay Communities, Inc. 1,144,137
6,076 Boston Properties, Inc. 349,917
4,545 Camden Property Trust 494,814
13,233 CBRE Group, Inc.
a
1,068,035
17,392 CoStar Group, Inc.
a
1,547,888
18,462 Crown Castle, Inc. 2,103,560
12,403 Digital Realty Trust, Inc. 1,412,330
3,981 Equinix , Inc. 3,120,865
14,518 Equity Residential 957,752
2,732 Essex Property Trust, Inc. 640,108
5,749 Extra Space Storage, Inc. 855,739
3,123 Federal Realty Investment Trust 302,213
23,287 Healthpeak Properties, Inc. 468,069
30,279 Host Hotels & Resorts, Inc. 509,596
24,747 Invitation Homes, Inc. 851,297
12,415 Iron Mountain, Inc. 705,420
26,390 Kimco Realty Corporation 520,411
4,967 Mid-America Apartment
Communities, Inc. 754,289
39,314 Prologis, Inc. 4,821,076
6,736 Public Storage, Inc. 1,966,104
28,661 Realty Income Corporation 1,713,641
6,551 Regency Centers Corporation 404,655
4,612 SBA Communications Corporation 1,068,877
13,921 Simon Property Group, Inc. 1,607,597
13,172 UDR, Inc. 565,869
17,031 Ventas, Inc. 805,055
42,752 VICI Properties, Inc. 1,343,695
21,159 Welltower , Inc. 1,711,551

Large Cap Index Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.1%) Value
Real Estate (2.5%) - continued
31,175 Weyerhaeuser Company $ 1,044,674
Total 39,467,614
Utilities (2.5%)
28,494 AES Corporation 590,681
10,702 Alliant Energy Corporation 561,641
11,180 Ameren Corporation 913,070
21,916 American Electric Power
Company, Inc. 1,845,327
8,287 American Water Works Company,
Inc. 1,182,969
6,151 Atmos Energy Corporation 715,607
26,863 CenterPoint Energy, Inc. 783,056
12,416 CMS Energy Corporation 729,440
14,753 Consolidated Edison, Inc. 1,333,671
13,811 Constellation Energy Corporation 1,264,397
35,587 Dominion Energy, Inc. 1,843,051
8,774 DTE Energy Company 965,315
32,807 Duke Energy Corporation 2,944,100
16,304 Edison International 1,132,313
9,002 Entergy Corporation 876,525
9,778 Evergy , Inc. 571,231
14,851 Eversource Energy 1,053,233
42,341 Exelon Corporation 1,724,972
23,167 FirstEnergy Corporation 900,733
86,140 NextEra Energy, Inc. 6,391,588
17,585 NiSource, Inc. 480,950
9,802 NRG Energy, Inc. 366,497
68,820 PG&E Corporation
a
1,189,210
4,821 Pinnacle West Capital Corporation 392,719
31,379 PPL Corporation 830,288
21,242 Public Service Enterprise Group,
Inc. 1,329,962
13,395 Sempra Energy 1,950,178
46,420 Southern Company 3,261,005
13,429 WEC Energy Group, Inc. 1,184,975
23,430 Xcel Energy, Inc. 1,456,643
Total 40,765,347
Total Common Stock
(cost $597,595,392) 1,582,064,552
Shares or
Principal
Amount Short-Term Investments ( 0.9% ) Value
Federal Home Loan Bank Discount
Notes
900,000 5.210%, 10/18/2023
b,c
886,804
Federal National Mortgage
Association Discount Notes
100,000 4.860%, 9/18/2023
b,c
98,950
Thrivent Core Short-Term Reserve
Fund
1,365,048 5.460% 13,650,483
Total Short-Term Investments
(cost $14,635,219) 14,636,237
Total Investments (cost
$612,230,611) 100.0% $1,596,700,789
Other Assets and Liabilities, Net
<0.1% 534,261
Total Net Assets 100.0% $1,597,235,050
a Non-income producing security.
b The interest rate shown reflects the yield.
c All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 999,510,838
Gross unrealized depreciation (27,821,488)
Net unrealized appreciation (depreciation) $ 971,689,350
Cost for federal income tax purposes $ 625,264,098

Large Cap Index Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2023, in valuing Large Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 132,810,490 132,810,490 – –
Consumer Discretionary 168,593,321 168,593,321 – –
Consumer Staples 105,497,269 105,497,269 – –
Energy 65,046,154 65,046,154 – –
Financials 196,473,737 196,473,737 – –
Health Care 212,331,766 212,331,766 – –
Industrials 134,375,723 134,375,723 – –
Information Technology 447,160,062 447,160,062 – –
Materials 39,543,069 39,543,069 – –
Real Estate 39,467,614 39,467,614 – –
Utilities 40,765,347 40,765,347 – –
Short-Term Investments 985,754 – 985,754 –
Subtotal Investments in Securities $1,583,050,306 $1,582,064,552 $985,754 $–
Other Investments  * Total
Affiliated Short-Term Investments 13,650,483
Subtotal Other Investments $13,650,483
Total Investments at Value $1,596,700,789
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of June 30, 2023, in valuing Large Cap Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 252,659 252,659 – –
Total Asset Derivatives $252,659 $252,659 $– $–
The following table presents Large Cap Index Portfolio's futures contracts held as of June 30, 2023. Investments and/or cash totaling $985,754 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini S&P 500 Index 70 September 2023 $ 15,456,216 $ 252,659
Total Futures Long Contracts $ 15,456,216 $ 252,659
Total Futures Contracts $ 15,456,216 $252,659

Large Cap Index Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2023, for Large Cap Index Portfolio's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 252,659
Total Equity Contracts 252,659
Total Asset Derivatives $252,659
*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2023, for
Large Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 732,182
Total Equity Contracts
732,182
Total $732,182
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2023, for Large Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 664,622
Total Equity Contracts 664,622
Total $664,622
The following table presents Large Cap Index Portfolio's average volume of derivative activity during the period ended June 30, 2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $12,424,155

Large Cap Index Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
6/30/2023
Shares Held at
6/30/2023
% of Net
Assets
6/30/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% $13,657 $28,361 $28,368 $13,650 1,365 0.8%
Total Affiliated Short-Term Investments 13,657 13,650 0.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 329 6,008 6,337 – – –
Total Collateral Held for Securities Loaned 329 – –
Total Value $13,986 $13,650
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 6/30/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% $– $– $ – $249
Total Income/Non Income Cash from Affiliated
Investments $249
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 3
Total Affiliated Income from Securities Loaned, Net $3
Total Value $– $– $ –

Large Cap Value Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.3% ) Value
Communications Services (7.7%)
505,959 Alphabet, Inc., Class C
a
$ 61,205,860
937,090 Comcast Corporation 38,936,090
143,281 Meta Platforms, Inc.
a
41,118,781
955,796 Verizon Communications, Inc. 35,546,053
1,588,161 Warner Brothers Discovery, Inc.
a
19,915,539
Total 196,722,323
Consumer Discretionary (7.3%)
170,133 Aptiv plc
a
17,368,878
12,890 Booking Holdings, Inc.
a
34,807,254
300,842 D.R. Horton, Inc. 36,609,463
931,466 Ford Motor Company 14,093,080
234,281 Lowe's Companies, Inc. 52,877,222
342,921 Sony Group Corporation ADR 30,876,607
Total 186,632,504
Consumer Staples (7.9%)
2,193,998 Coty, Inc.
a
26,964,236
221,607 Lamb Weston Holdings, Inc. 25,473,725
559,766 Philip Morris International, Inc. 54,644,357
425,937 Sysco Corporation 31,604,525
412,713 Walmart, Inc. 64,870,229
Total 203,557,072
Energy (8.5%)
968,049 BP plc ADR 34,162,449
446,294 ConocoPhillips 46,240,521
370,968 Devon Energy Corporation 17,932,593
1,331,654 Enterprise Products Partners, LP 35,089,083
239,539 Exxon Mobil Corporation 25,690,558
386,985 Halliburton Company 12,766,635
205,986 Marathon Petroleum Corporation 24,017,968
102,015 Pioneer Natural Resources
Company 21,135,468
Total 217,035,275
Financials (18.6%)
446,439 American International Group, Inc. 25,688,100
1,516,610 Bank of America Corporation 43,511,541
653,842 Bank of New York Mellon
Corporation 29,109,046
189,660 Capital One Financial Corporation 20,743,114
332,462 Charles Schwab Corporation 18,843,946
208,983 Chubb, Ltd. 40,241,767
462,672 Comerica, Inc. 19,598,786
172,665 Discover Financial Services 20,175,905
225,168 Intercontinental Exchange, Inc. 25,461,997
394,045 J.P. Morgan Chase & Company 57,309,905
193,281 M&T Bank Corporation 23,920,457
363,647 MetLife, Inc. 20,556,965
229,718 Morgan Stanley 19,617,917
382,300 PayPal Holdings, Inc.
a
25,510,879
261,546 Raymond James Financial, Inc. 27,140,628
1,438,360 Wells Fargo & Company 61,389,205
Total 478,820,158
Health Care (15.5%)
223,721 AstraZeneca plc ADR 16,011,712
873,735 Avantor, Inc.
a
17,946,517
92,207 Biogen, Inc.
a
26,265,164
130,936 Cigna Group 36,740,641
238,817 CVS Health Corporation 16,509,419
88,678 Elevance Health, Inc. 39,398,749
Shares Common Stock (98.3%) Value
Health Care (15.5%) - continued
480,844 Gilead Sciences, Inc. $ 37,058,647
96,269 HCA Healthcare, Inc. 29,215,716
242,243 Johnson & Johnson 40,096,061
122,808 Laboratory Corporation of America
Holdings 29,637,255
447,517 Merck & Company, Inc. 51,638,987
775,265 Pfizer, Inc. 28,436,720
208,677 Zimmer Biomet Holdings, Inc. 30,383,371
Total 399,338,959
Industrials (12.0%)
65,286 Carlisle Companies, Inc. 16,747,818
1,790,518 CNH Industrial NV 25,783,459
150,745 Crane Company 13,434,394
150,745 Crane NXT Company 8,508,048
713,694 CSX Corporation 24,336,965
771,999 Delta Air Lines, Inc.
a
36,700,833
120,586 General Dynamics Corporation 25,944,078
98,114 Honeywell International, Inc. 20,358,655
379,986 Johnson Controls International plc 25,892,246
101,620 L3Harris Technologies, Inc. 19,894,147
84,074 Parker-Hannifin Corporation 32,792,223
242,660 United Parcel Service, Inc. 43,496,805
33,775 United Rentals, Inc. 15,042,372
Total 308,932,043
Information Technology (9.4%)
1,361,811 Cisco Systems, Inc. 70,460,101
161,942 Microsoft Corporation 55,147,729
343,880 QUALCOMM, Inc. 40,935,475
829,497 Samsung Electronics Company,
Ltd. 45,674,827
155,236 Texas Instruments, Inc. 27,945,585
Total 240,163,717
Materials (4.2%)
895,057 Axalta Coating Systems, Ltd.
a
29,366,820
384,306 CF Industries Holdings, Inc. 26,678,523
259,463 Eastman Chemical Company 21,722,242
176,646 Nucor Corporation 28,966,411
Total 106,733,996
Real Estate (3.0%)
66,852 AvalonBay Communities, Inc. 12,653,078
172,053 CBRE Group, Inc.
a
13,886,398
1,399,349 Healthcare Realty Trust, Inc. 26,391,722
1,465,816 Host Hotels & Resorts, Inc. 24,669,683
Total 77,600,881
Utilities (4.2%)
399,590 Constellation Energy Corporation 36,582,464
260,174 Duke Energy Corporation 23,348,015
268,348 Entergy Corporation 26,129,045
356,052 Public Service Enterprise Group,
Inc. 22,292,416
Total 108,351,940
Total Common Stock
(cost $1,829,724,468) 2,523,888,868

Large Cap Value Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Short-Term Investments ( 1.8% ) Value
Thrivent Core Short-Term Reserve
Fund
4,649,651 5.460% $ 46,496,508
Total Short-Term Investments
(cost $46,486,793) 46,496,508
Total Investments (cost
$1,876,211,261) 100.1% $2,570,385,376
Other Assets and Liabilities, Net
(0.1%) (2,548,692)
Total Net Assets 100.0% $2,567,836,684
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 779,655,405
Gross unrealized depreciation (72,665,338)
Net unrealized appreciation (depreciation) $ 706,990,067
Cost for federal income tax purposes $ 1,863,395,309
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2023, in valuing Large Cap Value Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 196,722,323 196,722,323 – –
Consumer Discretionary 186,632,504 186,632,504 – –
Consumer Staples 203,557,072 203,557,072 – –
Energy 217,035,275 217,035,275 – –
Financials 478,820,158 478,820,158 – –
Health Care 399,338,959 399,338,959 – –
Industrials 308,932,043 308,932,043 – –
Information Technology 240,163,717 194,488,890 45,674,827 –
Materials 106,733,996 106,733,996 – –
Real Estate 77,600,881 77,600,881 – –
Utilities 108,351,940 108,351,940 – –
Subtotal Investments in Securities $2,523,888,868 $2,478,214,041 $45,674,827 $–
Other Investments  * Total
Affiliated Short-Term Investments 46,496,508
Subtotal Other Investments $46,496,508
Total Investments at Value $2,570,385,376
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Large Cap Value Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
6/30/2023
Shares Held at
6/30/2023
% of Net
Assets
6/30/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% $45,826 $92,351 $91,680 $46,497 4,650 1.8%
Total Affiliated Short-Term Investments 45,826 46,497 1.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 478 478 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $45,826 $46,497
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 6/30/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% $0 $0 $ – $769
Total Income/Non Income Cash from Affiliated
Investments $769
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $0 $0 $ –

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 98.6% ) Value
Asset-Backed Securities (17.5%)
510 Asset Backed Trust
$ 2,400,608
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
a,b
$ 2,171,678
2,121,001
2.240%,  11/25/2069, Ser.
2021-NPL1, Class A1
a,b
1,949,493
ACHV ABS Trust
1,426,246
6.420%,  3/18/2030, Ser.
2023-1PL, Class A
a
1,426,552
1,285,239
6.420%,  5/20/2030, Ser.
2023-2PL, Class A
a
1,285,622
Affirm Asset Securitization Trust
6,000,000
1.030%,  8/15/2026, Ser.
2021-B, Class A
a
5,836,784
438,238
1.750%,  2/15/2027, Ser.
2022-X1, Class A
a
428,524
2,000,000
4.300%,  5/17/2027, Ser.
2022-A, Class A
a
1,946,298
Americredit Automobile
Receivables Trust
3,000,000
5.840%,  10/19/2026, Ser.
2023-1, Class A2A 2,999,688
AMSR Trust
2,000,000
2.417%,  12/17/2038, Ser.
2021-SFR4, Class B
a
1,761,063
Ares XL CLO, Ltd.
3,000,000
6.660%,  (LIBOR 3M +
1.400%), 1/15/2029, Ser.
2016-40A, Class A3RR
a,c
2,944,497
Avant Credit Card Master Trust
4,500,000
1.370%,  4/15/2027, Ser.
2021-1A, Class A
a
4,213,083
Bankers Healthcare Group
Securitization Trust
1,018,558
5.280%,  10/17/2035, Ser.
2022-C, Class A
a
1,007,036
BHG Securitization Trust
1,916,363
0.900%,  10/17/2034, Ser.
2021-B, Class A
a
1,834,199
BRAVO Residential Funding Trust
2,735,935
5.817%,  (SOFR30A +
0.750%), 7/25/2023, Ser.
2021-HE2, Class A1
a,c
2,676,693
Business Jet Securities, LLC
723,294
2.981%,  11/15/2035, Ser.
2020-1A, Class A
a
683,359
CarVal CLO VII-C, Ltd.
1,750,000
6.883%,  (TSFR3M +
2.200%), 1/20/2035, Ser.
2023-1A, Class A1
a,c
1,750,744
Cascade Funding Mortgage Trust
1,040,608
1.100%,  3/20/2041, Ser.
2021-GRN1, Class A
a
957,839
Commonbond Student Loan Trust
260,541
2.550%,  5/25/2041, Ser.
2017-AGS, Class A1
a
240,476
537,949
5.650%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
a,c
523,594
Dext ABS, LLC
1,410,871
5.680%,  4/15/2024, Ser.
2023-1, Class A1
a
1,409,425
Principal
Amount Long-Term Fixed Income (98.6%) Value
Asset-Backed Securities (17.5%) - continued
DT Auto Owner Trust
$ 1,325,551
5.880%,  4/15/2027, Ser.
2023-2A, Class A
a
$ 1,321,548
Education Funding Trust
1,245,999
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
1,138,640
Flatiron CLO, Ltd.
3,500,000
6.771%,  (LIBOR 3M +
1.450%), 5/15/2030, Ser.
2017-1A, Class BR
a,c
3,437,476
Foundation Finance Trust
1,246,633
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
1,095,239
Freedom ABS Trust
504,957
6.490%,  12/18/2029, Ser.
2022-4FP, Class A
a
505,125
Galaxy XXIII CLO, Ltd.
3,800,000
6.623%,  (LIBOR 3M +
1.350%), 4/24/2029, Ser.
2017-23A, Class B1R
a,c
3,714,846
Genesis Sales Finance Master
Trust
5,000,000
1.200%,  12/21/2026, Ser.
2021-AA, Class A
a
4,709,598
GMAC Mortgage Corporation
Loan Trust
34,317
5.650%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
c,d
19,172
GSAA Home Equity Trust
497,527
7.100%,  (LIBOR 1M +
1.950%), 5/25/2034, Ser.
2004-4, Class M2
c
527,437
844,141
4.480%,  8/25/2034, Ser.
2004-10, Class M2
b,c
767,131
Longfellow Place CLO, Ltd.
6,324,401
7.010%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
a,c
6,312,954
Marlette Funding Trust
770,412
5.180%,  11/15/2032, Ser.
2022-3A, Class A
a
765,816
2,377,571
6.070%,  4/15/2033, Ser.
2023-1A, Class A
a
2,368,525
Mercury Financial Credit Card
Master Trust
1,800,000
2.500%,  9/21/2026, Ser.
2022-1A, Class A
a
1,700,415
National Collegiate Trust
646,280
5.445%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,c
623,026
Navient Student Loan Trust
1,300,768
4.160%,  10/15/2070, Ser.
2022-BA, Class A
a
1,228,965
Oak Street Investment
2,100,888
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
a
1,864,736
OneMain Financial Issuance Trust
3,500,000
1.750%,  9/14/2035, Ser.
2020-2A, Class A
a
3,122,944

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.6%) Value
Asset-Backed Securities (17.5%) - continued
OZLM VIII, Ltd.
$ 2,000,000
6.910%,  (LIBOR 3M +
1.650%), 10/17/2029, Ser.
2014-8A, Class A2R3
a,c
$ 1,948,676
Pagaya AI Debt Trust
817,090
7.556%,  7/15/2030, Ser.
2023-1, Class A
a
818,131
Pagaya AI Technology in Housing
Trust
2,000,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
a
1,875,052
Palmer Square Loan Funding, Ltd.
3,750,000
6.955%,  (TSFR3M +
1.700%), 7/20/2031, Ser.
2023-1A, Class A1
a,c
3,750,000
Park Blue CLO 2022-II, Ltd.
2,000,000
7.191%,  (TSFR3M +
2.550%), 1/20/2035, Ser.
2022-2A, Class A1
a,c
2,011,298
PPM CLO 6, Ltd.
3,500,000
7.025%,  (TSFR3M +
2.450%), 1/20/2031, Ser.
2022-6A, Class A
a,c
3,513,590
Pretium Mortgage Credit Partners,
LLC
1,322,183
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
a,b
1,249,899
2,438,381
1.868%,  7/25/2051, Ser.
2021-NPL3, Class A1
a,b
2,224,192
1,035,208
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
a,b
973,852
Progress Residential Trust
1,997,532
2.078%,  6/18/2037, Ser.
2020-SFR2, Class A
a
1,852,241
Santander Drive Auto Receivables
Trust
1,000,000
5.870%,  3/16/2026, Ser.
2023-2, Class A2 998,946
3,989,096
5.360%,  5/15/2026, Ser.
2023-1, Class A2 3,980,375
SFS Auto Receivables
Securitization Trust
1,000,000
5.890%,  3/22/2027, Ser.
2023-1A, Class A2A
a
998,670
Sound Point CLO XIV, Ltd.
4,500,000
6.773%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2016-3A, Class B1R
a,c
4,483,687
5,000,000
7.323%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
a,c
4,975,625
Sound Point CLO XV, Ltd.
6,000,000
6.773%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2017-1A, Class BR
a,c
5,941,500
Terwin Mortgage Trust
1,126,535
6.650%,  (LIBOR 1M +
1.500%), 12/25/2034, Ser.
2004-21HE, Class 2M2
a,c
1,100,639
Tesla Auto Lease Trust
1,600,000
0.910%,  9/22/2025, Ser.
2021-B, Class B
a
1,516,266
Principal
Amount Long-Term Fixed Income (98.6%) Value
Asset-Backed Securities (17.5%) - continued
Towd Point Asset Trust
$ 1,824,804
1.050%,  11/20/2061, Ser.
2021-SL1, Class A1
a
$ 1,645,912
Tricon Residential Trust
1,000,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
a
889,328
Upstart Securitization Trust
62,421
0.910%,  6/20/2031, Ser.
2021-2, Class A
*
62,220
582,072
0.830%,  7/20/2031, Ser.
2021-3, Class A
*
576,341
2,356,979
6.590%,  2/20/2033, Ser.
2023-1, Class A
a
2,348,854
2,500,000
6.770%,  6/20/2033, Ser.
2023-2, Class A
a,e,f
2,499,900
VCAT Asset Securitization, LLC
967,308
2.289%,  12/26/2050, Ser.
2021-NPL1, Class A1
a,b
926,753
Vericrest Opportunity Loan
Transferee
2,198,749
1.893%,  2/27/2051, Ser.
2021-NPL1, Class A1
a,b
1,985,697
2,947,105
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
a,b
2,664,091
907,887
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a,b
823,560
2,791,335
1.868%,  8/25/2051, Ser.
2021-NP11, Class A1
a,b
2,529,344
Veridian Auto Receivables Trust
2,000,000
5.970%,  8/17/2026, Ser.
2023-1A, Class A2
a
1,994,116
Wind River CLO, Ltd.
3,000,000
6.850%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
a,c
2,962,569
Total 139,391,564
Basic Materials (1.4%)
Anglo American Capital plc
1,050,000 4.875%,  5/14/2025
a
1,027,926
EIDP, Inc.
906,000 4.500%,  5/15/2026 889,495
FMC Corporation
925,000 5.150%,  5/18/2026 909,987
Freeport-McMoRan, Inc.
1,890,000 4.550%,  11/14/2024 1,862,973
Glencore Funding, LLC
1,000,000 4.625%,  4/29/2024
a
987,852
Kinross Gold Corporation
1,000,000 5.950%,  3/15/2024 998,329
LYB International Finance III, LLC
1,079,000 1.250%,  10/1/2025 975,669
Nucor Corporation
800,000 2.000%,  6/1/2025 748,081
Steel Dynamics, Inc.
775,000 2.400%,  6/15/2025 723,851
Syngenta Finance NV
2,235,000 4.892%,  4/24/2025
a
2,187,611
Total 11,311,774

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.6%) Value
Capital Goods (2.0%)
Amphenol Corporation
$ 1,500,000 4.750%,  3/30/2026 $ 1,482,057
Boeing Company
2,350,000 4.875%,  5/1/2025 2,316,604
1,750,000 2.196%,  2/4/2026 1,606,164
Caterpillar Financial Services
Corporation
1,000,000 3.650%,  8/12/2025 970,568
Howmet Aerospace, Inc.
1,014,000 6.875%,  5/1/2025 1,030,124
Huntington Ingalls Industries, Inc.
700,000 3.844%,  5/1/2025 673,070
Otis Worldwide Corporation
1,225,000 2.056%,  4/5/2025 1,154,419
Raytheon Technologies
Corporation
1,100,000 5.000%,  2/27/2026 1,098,553
Regal Rexnord Corporation
850,000 6.050%,  2/15/2026
a
851,079
Republic Services, Inc.
1,250,000 2.500%,  8/15/2024 1,205,830
1,250,000 0.875%,  11/15/2025 1,124,571
Textron, Inc.
2,000,000 3.875%,  3/1/2025 1,940,010
Total 15,453,049
Collateralized Mortgage Obligations (9.8%)
Angel Oak Mortgage Trust
2,527,124
3.085%,  12/25/2066, Ser.
2022-1, Class A2
a,c
2,120,529
Banc of America Funding Trust
271,983
4.115%,  1/25/2035, Ser.
2004-D, Class 4A1
c
267,749
456,010
5.750%,  3/25/2036, Ser.
2006-3, Class 3A1 432,887
Bear Stearns Adjustable Rate
Mortgage Trust
102,339
5.230%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
c
96,732
Bellemeade Re, Ltd.
463,458
6.817%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
a,c
463,819
CAFL Issuer, LLC
3,000,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a
2,735,096
Cascade Funding Mortgage Trust
2,173,401
0.898%,  6/25/2036, Ser.
2021-HB6, Class A
a,c
2,051,023
1,027,188
4.000%,  10/25/2068, Ser.
2018-RM2, Class A
a,c
990,938
Cascade Funding Mortgage Trust,
LLC
846,189
0.801%,  2/25/2031, Ser.
2021-HB5, Class A
a,c
818,646
701,087
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,c
669,138
CHNGE Mortgage Trust
1,844,241
6.000%,  1/25/2058, Ser.
2022-5, Class A1
a,c
1,795,415
Principal
Amount Long-Term Fixed Income (98.6%) Value
Collateralized Mortgage Obligations (9.8%) -
continued
$ 1,671,228
3.007%,  1/25/2067, Ser.
2022-1, Class A1
a,c
$ 1,482,375
3,141,505
7.065%,  3/25/2058, Ser.
2023-1, Class A1
a,b
3,113,688
2,498,210
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,c
2,304,613
2,872,282
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,b
2,850,144
3,000,000
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,b
2,988,989
CIM Trust
1,236,593
2.568%,  7/25/2059, Ser.
2021-NR2, Class A1
a,b
1,178,664
Citigroup Mortgage Loan Trust,
Inc.
592,270
4.100%,  (CMT 1Y + 2.400%),
3/25/2036, Ser. 2006-AR1,
Class 3A1
c
550,892
COLT Mortgage Loan Trust
2,488,688
1.726%,  11/25/2066, Ser.
2021-5, Class A1
a,c
2,059,720
Countrywide Alternative Loan Trust
154,804
5.500%,  11/25/2035, Ser.
2005-49CB, Class A1 107,556
171,295
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 135,311
Credit Suisse Mortgage Capital
Certificates
3,028,075
2.303%,  10/25/2066, Ser.
2021-NQM8, Class A2
a,c
2,443,524
Deephaven Residential Mortgage
Trust
2,534,762
2.205%,  1/25/2067, Ser.
2022-1, Class A1
a,c
2,213,130
2,385,946
2.085%,  11/25/2066, Ser.
2021-4, Class A2
a,c
1,978,494
Federal National Mortgage
Association - REMIC
2,170,187
4.500%,  1/25/2046, Ser.
2022-68, Class BA 2,111,549
Flagstar Mortgage Trust
1,629,412
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,c
1,400,263
GCAT Trust
1,951,754
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
a,c
1,623,007
GS Mortgage-Backed Securities
Trust
367,403
1.791%,  9/27/2060, Ser.
2020-NQM1, Class A2
a,c
332,149
Homeward Opportunities Fund
Trust
819,454
3.228%,  8/25/2025, Ser.
2020-BPL1, Class A1
a,b
818,129
J.P. Morgan Alternative Loan Trust
616,440
4.088%,  3/25/2036, Ser.
2006-A1, Class 2A1
c
475,854
LHOME Mortgage Trust
1,617,271
2.090%,  2/25/2026, Ser.
2021-RTL1, Class A1
a,c
1,593,718
2,800,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
a,b
2,716,062

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.6%) Value
Collateralized Mortgage Obligations (9.8%) -
continued
$ 2,000,000
2.363%,  9/25/2026, Ser.
2021-RTL3, Class A1
a,b
$ 1,911,108
MFRA Trust
2,180,687
3.875%,  9/25/2056, Ser.
2022-CHM1, Class A1
a,b
2,026,361
Mortgage Equity Conversion Asset
Trust
1,333,066
5.780%,  (CMT 1Y + 0.490%),
1/25/2042, Ser. 2007-FF1,
Class A
a,c
1,319,289
1,325,799
5.720%,  (CMT 1Y + 0.470%),
2/25/2042, Ser. 2007-FF2,
Class A
a,c
1,311,361
New York Mortgage Trust
2,984,245
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
a,b
2,936,942
Palisades Mortgage Loan Trust
1,500,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
a,b
1,430,478
Preston Ridge Partners Mortgage
Trust, LLC
1,774,086
2.363%,  11/25/2025, Ser.
2020-6, Class A1
a,b
1,695,226
1,792,280
2.115%,  1/25/2026, Ser.
2021-1, Class A1
a,c
1,670,132
ROC Securities Trust Series
2,900,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,c
2,772,885
Starwood Mortgage Residential
Trust
1,709,000
2.731%,  11/25/2066, Ser.
2021-6, Class A2
a,c
1,171,581
Toorak Mortgage Corporation, Ltd.
2,563,544
2.577%,  2/25/2057, Ser.
2022-INV1, Class A1
a,c
2,229,102
3,000,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
a,b
2,916,342
TRK Trust
1,645,985
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
a,c
1,347,948
TVC Mortgage Trust
37,291
3.474%,  9/25/2024, Ser.
2020-RTL1, Class A1
a
37,187
Vericrest Opportunity Loan
Transferee
1,628,027
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
a,b
1,523,919
Verus Securitization Trust
3,640,530
5.930%,  3/25/2068, Ser.
2023-3, Class A1
a,b
3,610,354
1,402,881
2.286%,  11/25/2066, Ser.
2021-8, Class A2
a,c
1,151,096
Wachovia Mortgage Loan Trust,
LLC
33,644
4.623%,  5/20/2036, Ser.
2006-A, Class 2A1
c
31,948
Total 78,013,062
Principal
Amount Long-Term Fixed Income (98.6%) Value
Commercial Mortgage-Backed Securities (0.8%)
GCT Commercial Mortgage Trust
$ 2,000,000
6.443%,  (LIBOR 1M +
1.250%), 2/15/2038, Ser.
2021-GCT, Class B
a,c
$ 1,576,348
GS Mortgage Securities Trust
3,000,000
6.794%,  (LIBOR 1M +
1.600%), 5/15/2026, Ser.
2021-ROSS, Class B
a,c
2,574,212
Silver Hill Trust
2,325,258
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,c
2,185,274
Total 6,335,834
Communications Services (3.4%)
American Tower Corporation
750,000 3.375%,  5/15/2024 734,245
1,000,000 4.400%,  2/15/2026 969,068
500,000 1.450%,  9/15/2026 439,865
1,200,000 5.500%,  3/15/2028 1,191,651
Bell Canada
2,250,000 0.750%,  3/17/2024 2,173,646
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
650,000 4.500%,  2/1/2024 644,263
2,100,000 4.908%,  7/23/2025 2,059,358
Cox Communications, Inc.
517,000 3.150%,  8/15/2024
a
499,510
Crown Castle International
Corporation
1,000,000 3.200%,  9/1/2024 969,131
Crown Castle, Inc.
740,000 4.800%,  9/1/2028 717,828
Fox Corporation
440,000 3.050%,  4/7/2025 420,970
Meta Platforms, Inc.
1,100,000 4.600%,  5/15/2028 1,087,805
Netflix, Inc.
1,000,000 5.875%,  2/15/2025 1,004,000
NTT Finance Corporation
700,000 4.142%,  7/26/2024
a
688,941
Paramount Global
400,000 4.750%,  5/15/2025 390,470
Sprint Capital Corporation
2,770,000 6.875%,  11/15/2028 2,936,182
Sprint Corporation
2,450,000 7.125%,  6/15/2024 2,471,910
1,000,000 7.625%,  2/15/2025 1,021,466
Take-Two Interactive Software, Inc.
1,250,000 5.000%,  3/28/2026 1,238,111
T-Mobile USA, Inc.
1,400,000 3.500%,  4/15/2025 1,346,011
Warnermedia Holdings, Inc.
700,000 3.428%,  3/15/2024 687,272
1,900,000 3.638%,  3/15/2025 1,832,595
1,800,000 3.755%,  3/15/2027 1,678,979
Total 27,203,277

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.6%) Value
Consumer Cyclical (5.5%)
American Honda Finance
Corporation
$ 1,000,000 4.750%,  1/12/2026 $ 995,241
D.R. Horton, Inc.
800,000 2.600%,  10/15/2025 748,397
Daimler Trucks Finance North
America, LLC
2,000,000 1.625%,  12/13/2024
a
1,882,688
Expedia Group, Inc.
3,150,000 6.250%,  5/1/2025
a
3,160,244
Ford Motor Credit Company, LLC
1,840,000 3.370%,  11/17/2023 1,821,138
1,250,000 3.810%,  1/9/2024 1,232,186
1,100,000 3.375%,  11/13/2025 1,022,862
General Motors Company
1,000,000 6.125%,  10/1/2025 1,006,831
General Motors Financial
Company, Inc.
1,250,000 1.050%,  3/8/2024 1,208,763
1,900,000 3.950%,  4/13/2024 1,870,202
1,420,000 2.900%,  2/26/2025 1,347,341
925,000 2.750%,  6/20/2025 871,372
Hyatt Hotels Corporation
1,650,000 5.750%,  1/30/2027
e
1,645,765
Hyundai Capital America
900,000 0.800%,  1/8/2024
a
876,395
1,140,000 1.800%,  10/15/2025
a
1,039,893
750,000 1.650%,  9/17/2026
a
660,745
Hyundai Capital Services, Inc.
750,000 1.250%,  2/8/2026
a
668,601
Kohl's Corporation
2,286,000 10.750%,  5/15/2025 2,317,726
Lennar Corporation
1,100,000 4.750%,  5/30/2025 1,074,772
Lowe's Companies, Inc.
2,000,000 4.000%,  4/15/2025 1,947,004
1,000,000 4.400%,  9/8/2025 980,032
Marriott International, Inc.
1,150,000 3.600%,  4/15/2024 1,130,665
819,000 5.750%,  5/1/2025 820,543
Mercedes-Benz Finance North
America, LLC
500,000 5.500%,  11/27/2024
a
498,995
Meritage Homes Corporation
2,000,000 6.000%,  6/1/2025 1,996,868
Nissan Motor Company, Ltd.
2,075,000 3.043%,  9/15/2023
a
2,060,319
PulteGroup, Inc.
1,750,000 5.500%,  3/1/2026 1,740,003
Starbucks Corporation
900,000 4.750%,  2/15/2026 891,688
Toyota Motor Credit Corporation
875,000 0.800%,  10/16/2025 792,583
1,100,000 4.450%,  5/18/2026 1,083,714
VICI Properties, LP/VICI Note
Company, Inc.
2,750,000 4.625%,  6/15/2025
a
2,657,174
Principal
Amount Long-Term Fixed Income (98.6%) Value
Consumer Cyclical (5.5%) - continued
Volkswagen Group of America
Finance, LLC
$ 2,000,000 4.250%,  11/13/2023
a
$ 1,988,112
Total 44,038,862
Consumer Non-Cyclical (5.5%)
AbbVie, Inc.
1,920,000 3.600%,  5/14/2025 1,856,058
Altria Group, Inc.
1,000,000 4.400%,  2/14/2026 978,493
Amgen, Inc.
1,320,000 1.900%,  2/21/2025 1,245,074
1,000,000 5.250%,  3/2/2025 994,718
825,000 5.150%,  3/2/2028 824,257
BAT International Finance plc
2,500,000 1.668%,  3/25/2026 2,247,673
Becton, Dickinson and Company
1,250,000 4.693%,  2/13/2028 1,233,027
Coca-Cola Europacific Partners
plc
1,250,000 0.800%,  5/3/2024
a
1,200,161
Conagra Brands, Inc.
1,750,000 4.300%,  5/1/2024 1,726,350
CVS Health Corporation
900,000 5.000%,  2/20/2026 895,821
GSK Consumer Healthcare Capital
US, LLC
1,100,000 3.375%,  3/24/2027 1,029,360
HCA, Inc.
1,250,000 5.875%,  2/15/2026 1,250,791
Imperial Brands Finance plc
1,750,000 3.125%,  7/26/2024
a
1,690,778
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
2,000,000 2.500%,  1/15/2027
a
1,752,200
Kenvue, Inc.
900,000 5.500%,  3/22/2025
a
902,213
915,000 5.050%,  3/22/2028
a
922,256
Kraft Heinz Foods Company
2,500,000 3.000%,  6/1/2026 2,358,955
Mattel, Inc.
2,000,000 3.375%,  4/1/2026
a
1,840,395
McKesson Corporation
1,500,000 0.900%,  12/3/2025 1,344,208
Nestle Holdings, Inc.
1,475,000 5.000%,  3/14/2028
a
1,493,593
Newell Brands, Inc.
2,000,000 4.875%,  6/1/2025 1,929,104
Pfizer Investment Enterprises Pte,
Ltd.
1,100,000 4.650%,  5/19/2025 1,090,199
1,940,000 4.450%,  5/19/2026 1,916,529
Philip Morris International, Inc.
1,250,000 5.000%,  11/17/2025 1,243,557
1,350,000 0.875%,  5/1/2026 1,204,123
900,000 4.875%,  2/15/2028 886,249
Royalty Pharma plc
2,675,000 1.200%,  9/2/2025 2,412,460
Stryker Corporation
2,500,000 3.500%,  3/15/2026 2,398,230

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.6%) Value
Consumer Non-Cyclical (5.5%) - continued
Universal Health Services, Inc.
$ 1,650,000 1.650%,  9/1/2026 $ 1,442,389
Zoetis, Inc.
1,150,000 5.400%,  11/14/2025 1,153,519
Total 43,462,740
Energy (4.5%)
Canadian Natural Resources, Ltd.
1,400,000 2.050%,  7/15/2025 1,304,111
Cheniere Corpus Christi Holdings,
LLC
1,391,000 5.875%,  3/31/2025 1,384,324
Cheniere Energy Partners, LP
2,500,000 4.500%,  10/1/2029 2,294,391
Continental Resources, Inc.
2,650,000 2.268%,  11/15/2026
a
2,359,056
Devon Energy Corporation
1,800,000 5.250%,  9/15/2024 1,785,516
1,150,000 5.850%,  12/15/2025 1,158,719
Energy Transfer, LP
2,273,000 4.200%,  9/15/2023 2,264,538
950,000 2.900%,  5/15/2025 900,107
EQT Corporation
277,000 6.125%,  2/1/2025 275,443
Hess Corporation
1,738,000 3.500%,  7/15/2024 1,695,433
Marathon Petroleum Corporation
1,700,000 4.700%,  5/1/2025 1,667,928
MPLX, LP
1,500,000 4.875%,  6/1/2025 1,471,773
1,100,000 1.750%,  3/1/2026 998,495
National Fuel Gas Company
750,000 5.200%,  7/15/2025 734,672
1,370,000 5.500%,  1/15/2026 1,350,499
Occidental Petroleum Corporation
1,500,000 5.875%,  9/1/2025 1,489,738
ONEOK Partners, LP
721,000 4.900%,  3/15/2025 708,847
ONEOK, Inc.
1,000,000 2.750%,  9/1/2024 966,355
Ovintiv Exploration, Inc.
1,200,000 5.375%,  1/1/2026 1,191,855
Ovintiv, Inc.
750,000 5.650%,  5/15/2025 744,044
Phillips 66 Company
800,000 4.950%,  12/1/2027 792,860
Pioneer Natural Resources
Company
1,700,000 1.125%,  1/15/2026 1,530,851
Plains All American Pipeline, LP/
PAA Finance Corporation
2,000,000 3.850%,  10/15/2023 1,988,929
750,000 4.650%,  10/15/2025 730,629
Targa Resources Partners, LP/
Targa Resources Partners
Finance Corporation
1,750,000 6.875%,  1/15/2029 1,784,965
Transcontinental Gas Pipe Line
Company, LLC
600,000 7.850%,  2/1/2026 628,216
Principal
Amount Long-Term Fixed Income (98.6%) Value
Energy (4.5%) - continued
Western Midstream Operating, LP
$ 1,500,000 3.350%,  2/1/2025 $ 1,433,820
Total 35,636,114
Financials (30.4%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,375,000 3.150%,  2/15/2024 1,348,846
1,000,000 1.650%,  10/29/2024 939,709
1,300,000 6.500%,  7/15/2025 1,306,428
1,200,000 1.750%,  1/30/2026 1,077,129
250,000 2.450%,  10/29/2026 223,288
Air Lease Corporation
1,500,000 4.250%,  2/1/2024 1,484,140
1,500,000 0.800%,  8/18/2024 1,412,873
Aircastle, Ltd.
1,500,000 4.400%,  9/25/2023 1,492,344
2,100,000 5.250%,  8/11/2025
a
2,029,342
Ally Financial, Inc.
3,000,000 5.750%,  11/20/2025
g
2,889,184
American Express Company
1,650,000 2.250%,  3/4/2025 1,562,727
1,500,000 3.950%,  8/1/2025 1,455,843
625,000 4.900%,  2/13/2026 618,582
American International Group, Inc.
700,000 2.500%,  6/30/2025 659,266
Anthem, Inc.
1,025,000 2.375%,  1/15/2025 974,335
Ares Capital Corporation
924,000 4.250%,  3/1/2025 881,535
1,350,000 3.875%,  1/15/2026 1,251,605
800,000 2.150%,  7/15/2026 693,659
Athene Global Funding
1,100,000 1.200%,  10/13/2023
a
1,082,512
Australia & New Zealand Banking
Group, Ltd.
1,890,000 2.950%,  7/22/2030
a,c
1,731,372
Aviation Capital Group, LLC
1,500,000 4.875%,  10/1/2025
a
1,431,094
Avolon Holdings Funding, Ltd.
2,000,000 3.950%,  7/1/2024
a
1,940,101
1,644,000 5.500%,  1/15/2026
a
1,592,876
1,000,000 2.125%,  2/21/2026
a
888,769
450,000 4.250%,  4/15/2026
a
419,227
Banco Bilbao Vizcaya Argentaria
SA
1,400,000 0.875%,  9/18/2023 1,385,442
Banco Santander Mexico SA
320,000 5.375%,  4/17/2025
a
316,581
Banco Santander SA
1,000,000
5.742%,  (CMT 1Y + 0.450%),
6/30/2024
c
994,500
1,600,000 5.147%,  8/18/2025 1,571,438
1,000,000 1.849%,  3/25/2026 894,600
Bank of America Corporation
1,775,000 4.200%,  8/26/2024 1,741,715
1,800,000 0.810%,  10/24/2024
c
1,770,064
1,000,000 3.458%,  3/15/2025
c
980,126
1,250,000 0.976%,  4/22/2025
c
1,198,397
1,500,000 3.841%,  4/25/2025
c
1,470,288
1,125,000 0.981%,  9/25/2025
c
1,056,960

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.6%) Value
Financials (30.4%) - continued
$ 1,900,000 2.456%,  10/22/2025
c
$ 1,814,124
850,000 3.384%,  4/2/2026
c
814,729
1,275,000 1.319%,  6/19/2026
c
1,167,924
1,000,000 4.827%,  7/22/2026
c
982,957
1,500,000 1.734%,  7/22/2027
c
1,339,147
Bank of Montreal
1,000,000 4.250%,  9/14/2024 980,299
1,000,000 1.500%,  1/10/2025 939,788
Bank of New York Mellon
Corporation
700,000 4.700%,  9/20/2025
c,h
679,875
1,000,000 4.414%,  7/24/2026
c
978,722
Bank of New Zealand
875,000 2.000%,  2/21/2025
a
823,049
1,800,000 4.846%,  2/7/2028
a
1,760,842
Bank of Nova Scotia
1,000,000 5.250%,  12/6/2024 991,123
935,000 4.900%,  6/4/2025
c,h
882,705
Barclays plc
1,500,000 4.375%,  9/11/2024 1,456,238
1,600,000 1.007%,  12/10/2024
c
1,559,848
500,000 5.829%,  5/9/2027
c
493,202
Blackstone Private Credit Fund
1,750,000 2.700%,  1/15/2025 1,632,350
850,000 4.700%,  3/24/2025 818,661
BNP Paribas SA
1,900,000 6.625%,  3/25/2024
a,c,h
1,824,714
960,000 2.819%,  11/19/2025
a,c
915,351
1,300,000 1.323%,  1/13/2027
a,c
1,152,814
BPCE SA
950,000 2.375%,  1/14/2025
a
890,636
750,000 5.975%,  1/18/2027
a,c
742,860
Canadian Imperial Bank of
Commerce
1,300,000 5.144%,  4/28/2025 1,289,268
1,250,000 3.945%,  8/4/2025 1,208,634
Capital One Financial Corporation
750,000 2.636%,  3/3/2026
c
700,330
1,500,000 4.985%,  7/24/2026
c
1,453,876
Centene Corporation
2,000,000 4.250%,  12/15/2027 1,869,910
1,200,000 4.625%,  12/15/2029 1,104,524
Charles Schwab Corporation
400,000 5.375%,  6/1/2025
c,h
382,288
1,250,000 4.000%,  6/1/2026
c,h
1,015,938
Citigroup, Inc.
2,500,000 0.776%,  10/30/2024
c
2,455,854
1,000,000 3.290%,  3/17/2026
c
956,314
925,000 3.106%,  4/8/2026
c
883,094
1,150,000 1.122%,  1/28/2027
c
1,025,155
Comerica, Inc.
585,000 5.625%,  7/1/2025
c,h
484,879
Commerzbank AG
2,300,000 8.125%,  9/19/2023
a
2,291,479
Cooperatieve Rabobank UA
1,625,000 1.339%,  6/24/2026
a,c
1,485,975
Corebridge Financial, Inc.
1,000,000 3.650%,  4/5/2027 933,575
Corporate Office Properties, LP
450,000 2.250%,  3/15/2026 398,544
Principal
Amount Long-Term Fixed Income (98.6%) Value
Financials (30.4%) - continued
Credit Agricole SA
$ 1,000,000 6.875%,  9/23/2024
a,c,g,h
$ 964,410
750,000 1.247%,  1/26/2027
a,c
664,276
Credit Agricole SA/London
935,000 1.907%,  6/16/2026
a,c
860,685
Credit Suisse Group AG
1,500,000 6.500%,  8/8/2023
a
1,489,200
990,000 7.500%,  12/11/2023
*,c,h,i
36,956
Danske Bank AS
1,500,000 5.375%,  1/12/2024
a
1,491,140
1,000,000 0.976%,  9/10/2025
a,c
933,021
500,000 6.466%,  1/9/2026
a,c
498,808
Deutsche Bank AG
1,200,000 3.700%,  5/30/2024 1,165,054
910,000 2.222%,  9/18/2024
c
898,478
2,700,000 4.500%,  4/1/2025 2,563,808
Deutsche Bank AG/New York, NY
2,000,000 6.000%,  10/30/2025
c,h
1,595,800
1,100,000 2.129%,  11/24/2026
c
978,693
Discover Bank
1,250,000 2.450%,  9/12/2024 1,183,773
Elevance Health, Inc.
750,000 5.350%,  10/15/2025 748,375
Equitable Financial Life Global
Funding
1,500,000 0.800%,  8/12/2024
a
1,416,852
Fifth Third Bancorp
1,900,000 2.375%,  1/28/2025 1,778,111
Fifth Third Bank NA
200,000 3.850%,  3/15/2026 184,564
First-Citizens Bank & Trust
Company
1,565,000 6.125%,  3/9/2028 1,543,852
FS KKR Capital Corporation
1,100,000 4.250%,  2/14/2025
a
1,035,734
2,000,000 3.400%,  1/15/2026 1,819,006
GA Global Funding Trust
1,200,000 1.625%,  1/15/2026
a
1,064,563
Goldman Sachs Group, Inc.
1,000,000 5.700%,  11/1/2024 998,323
940,000 3.500%,  4/1/2025 902,955
1,915,000 3.272%,  9/29/2025
c
1,850,222
272,000 4.250%,  10/21/2025 262,118
1,700,000 0.855%,  2/12/2026
c
1,566,466
1,250,000 3.615%,  3/15/2028
c
1,172,840
1,100,000 4.482%,  8/23/2028
c
1,063,498
HSBC Holdings plc
500,000 4.250%,  3/14/2024 493,615
500,000 2.999%,  3/10/2026
c
474,031
1,325,000 1.645%,  4/18/2026
c
1,220,447
1,000,000 1.589%,  5/24/2027
c
882,561
Huntington National Bank
1,000,000 5.699%,  11/18/2025
c
971,470
ING Groep NV
500,000 4.625%,  1/6/2026
a
487,559
1,250,000 1.726%,  4/1/2027
c
1,113,203
1,000,000 4.017%,  3/28/2028
c
938,203
J.P. Morgan Chase & Company
1,100,000 3.875%,  9/10/2024 1,073,922
1,500,000
6.061%,  (LIBOR 3M +
0.850%), 1/10/2025
c,g
1,500,446

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.6%) Value
Financials (30.4%) - continued
$ 700,000 0.563%,  2/16/2025
c
$ 675,641
1,500,000 0.969%,  6/23/2025
c
1,423,822
750,000 1.561%,  12/10/2025
c
702,223
500,000 5.546%,  12/15/2025
c
497,887
800,000 2.005%,  3/13/2026
c
751,368
900,000 2.083%,  4/22/2026
c
842,852
1,000,000 3.650%,  6/1/2026
c,g,h
880,150
2,500,000 1.045%,  11/19/2026
c
2,239,322
725,000 1.040%,  2/4/2027
c
645,647
800,000 4.851%,  7/25/2028
c
789,283
KeyBank NA/Cleveland, OH
500,000 4.700%,  1/26/2026 465,490
KeyCorp
550,000 3.878%,  5/23/2025
c
508,607
Kilroy Realty, LP
1,800,000 4.375%,  10/1/2025 1,685,980
Lloyds Banking Group plc
925,000 7.500%,  6/27/2024
c,h
883,606
350,000 4.582%,  12/10/2025 335,181
1,000,000 4.716%,  8/11/2026
c
971,578
1,000,000 3.750%,  3/18/2028
c
923,317
M&T Bank Corporation
750,000 3.500%,  9/1/2026
c,h
500,254
Macquarie Group, Ltd.
1,250,000 1.201%,  10/14/2025
a,c
1,172,073
Manufacturers & Traders Trust
Company
1,000,000 5.400%,  11/21/2025 968,959
1,000,000 4.650%,  1/27/2026 955,212
Met Tower Global Funding
1,100,000 5.400%,  6/20/2026
a
1,094,926
Mitsubishi UFJ Financial Group,
Inc.
875,000 2.193%,  2/25/2025 824,560
2,000,000 0.953%,  7/19/2025
c
1,889,534
800,000 5.063%,  9/12/2025
c
790,316
Mizuho Financial Group Cayman
3, Ltd.
825,000 4.600%,  3/27/2024
a
813,986
Morgan Stanley
600,000
5.556%,  (SOFRRATE +
0.466%), 11/10/2023
c
599,616
2,000,000
5.520%,  (SOFRRATE +
0.455%), 1/25/2024
c
1,997,891
750,000 2.720%,  7/22/2025
c
723,216
1,300,000 0.864%,  10/21/2025
c
1,208,868
1,750,000 5.000%,  11/24/2025 1,720,369
500,000 4.679%,  7/17/2026
c
490,644
1,000,000 6.138%,  10/16/2026
c
1,010,083
1,000,000 0.985%,  12/10/2026
c
891,606
2,000,000 5.164%,  4/20/2029
c
1,975,572
National Bank of Canada
1,500,000 0.750%,  8/6/2024 1,415,064
NatWest Group plc
1,500,000 4.269%,  3/22/2025
c
1,473,406
750,000 5.847%,  3/2/2027
c
741,785
New York Life Global Funding
450,000 2.000%,  1/22/2025
a
425,555
1,100,000 4.900%,  6/13/2028
a
1,089,232
Nomura Holdings, Inc.
1,890,000 2.648%,  1/16/2025 1,789,245
Principal
Amount Long-Term Fixed Income (98.6%) Value
Financials (30.4%) - continued
Nordea Bank ABP
$ 1,700,000 1.500%,  9/30/2026
a
$ 1,485,953
Northwestern Mutual Life
Insurance Company
1,100,000 4.900%,  6/12/2028
a
1,091,076
Omega Healthcare Investors, Inc.
380,000 4.950%,  4/1/2024 374,652
800,000 4.500%,  1/15/2025 766,618
1,000,000 5.250%,  1/15/2026 962,819
Owl Rock Capital Corporation
750,000 4.250%,  1/15/2026 693,829
1,000,000 3.400%,  7/15/2026 885,766
Owl Rock Core Income
Corporation
650,000 4.700%,  2/8/2027 589,824
Owl Rock Technology Finance
Corporation
750,000 4.750%,  12/15/2025
a
679,184
750,000 3.750%,  6/17/2026
a
656,342
Peachtree Corners Funding Trust
1,375,000 3.976%,  2/15/2025
a
1,323,630
PNC Financial Services Group,
Inc.
750,000 5.671%,  10/28/2025
c
743,774
1,500,000 3.400%,  9/15/2026
c,h
1,106,250
1,000,000 4.758%,  1/26/2027
c
977,323
925,000 5.582%,  6/12/2029
c
920,647
Principal Life Global Funding II
1,000,000 1.375%,  1/10/2025
a
932,652
900,000 0.875%,  1/12/2026
a
800,144
Realty Income Corporation
2,950,000 4.625%,  11/1/2025 2,903,119
Regency Centers, LP
1,500,000 3.750%,  6/15/2024 1,456,365
Regions Financial Corporation
1,285,000 2.250%,  5/18/2025 1,188,468
Reinsurance Group of America,
Inc.
2,000,000 4.700%,  9/15/2023 1,995,054
Royal Bank of Canada
750,000 3.970%,  7/26/2024 736,487
1,475,000 4.950%,  4/25/2025 1,456,057
1,825,000 4.875%,  1/12/2026 1,804,856
Santander Holdings USA, Inc.
350,000 3.450%,  6/2/2025 330,043
750,000 2.490%,  1/6/2028
c
647,760
Santander UK Group Holdings plc
925,000 1.532%,  8/21/2026
c
823,615
Simon Property Group, LP
1,250,000 3.300%,  1/15/2026 1,189,186
Societe Generale SA
1,800,000 2.625%,  10/16/2024
a
1,703,432
1,400,000 1.488%,  12/14/2026
a,c
1,231,949
Standard Chartered plc
900,000 0.991%,  1/12/2025
a,c
872,343
500,000 1.214%,  3/23/2025
a,c
479,900
1,000,000 2.608%,  1/12/2028
a,c
885,318
State Street Corporation
1,100,000 5.104%,  5/18/2026
c
1,091,624
1,000,000 5.751%,  11/4/2026
c
1,005,487

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.6%) Value
Financials (30.4%) - continued
Sumitomo Mitsui Financial Group,
Inc.
$ 1,200,000 2.448%,  9/27/2024 $ 1,149,416
750,000 0.948%,  1/12/2026 668,556
1,200,000 2.174%,  1/14/2027 1,072,165
Sumitomo Mitsui Trust Bank, Ltd.
1,000,000 0.850%,  3/25/2024
a
964,521
Synchrony Financial
1,485,000 4.250%,  8/15/2024 1,431,735
1,920,000 4.500%,  7/23/2025 1,810,039
Synovus Bank
1,845,000 5.625%,  2/15/2028 1,666,935
Toronto-Dominion Bank
875,000 0.750%,  9/11/2025 792,171
1,000,000 5.103%,  1/9/2026 996,040
Truist Financial Corporation
675,000 4.950%,  9/1/2025
c,h
624,375
650,000 4.260%,  7/28/2026
c
624,726
1,100,000 1.267%,  3/2/2027
c
970,036
U.S. Bancorp
750,000 5.727%,  10/21/2026
c
749,569
500,000 4.548%,  7/22/2028
c
478,161
UBS AG
2,756,000 5.125%,  5/15/2024 2,706,778
UBS Group AG
1,375,000 1.008%,  7/30/2024
a,c
1,369,276
800,000 4.490%,  8/5/2025
a,c
781,897
3,350,000 1.305%,  2/2/2027
a,c
2,926,788
USB Realty Corporation
95,000
6.407%,  (LIBOR 3M +
1.147%), 1/15/2027
a,c,h
67,687
Wells Fargo & Company
3,200,000 2.406%,  10/30/2025
c
3,047,062
1,000,000 3.908%,  4/25/2026
c
966,782
500,000 4.540%,  8/15/2026
c
488,545
850,000 3.526%,  3/24/2028
c
793,347
Welltower OP, LLC
2,000,000 3.625%,  3/15/2024 1,966,505
Westpac Banking Corporation
940,000 2.894%,  2/4/2030
c
878,267
Westpac New Zealand, Ltd.
1,100,000 4.902%,  2/15/2028
a
1,077,732
Total 241,880,113
Foreign Government (0.2%)
NBN Company, Ltd.
1,000,000 0.875%,  10/8/2024
a
937,887
1,000,000 1.450%,  5/5/2026
a
899,533
Total 1,837,420
Mortgage-Backed Securities (<0.1%)
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
56,445
3.764%,  (LIBOR 12M +
1.514%), 1/1/2043
c
54,678
Total 54,678
Principal
Amount Long-Term Fixed Income (98.6%) Value
Technology (3.6%)
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
$ 2,000,000 3.125%,  1/15/2025 $ 1,920,770
Dell International, LLC/EMC
Corporation
1,750,000 5.850%,  7/15/2025 1,756,390
Fidelity National Information
Services, Inc.
1,200,000 0.600%,  3/1/2024 1,158,040
Fiserv, Inc.
2,000,000 2.750%,  7/1/2024 1,940,434
1,100,000 5.450%,  3/2/2028 1,105,371
Global Payments, Inc.
875,000 2.650%,  2/15/2025 829,874
Hewlett Packard Enterprise
Company
1,475,000 5.900%,  10/1/2024 1,475,424
Intel Corporation
725,000 4.875%,  2/10/2026 722,897
Jabil, Inc.
1,000,000 4.250%,  5/15/2027 951,849
Microchip Technology, Inc.
1,000,000 0.983%,  9/1/2024 944,571
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
1,342,000 2.700%,  5/1/2025 1,271,886
Oracle Corporation
1,055,000 2.500%,  4/1/2025 1,001,340
1,750,000 2.950%,  5/15/2025 1,669,143
1,000,000 5.800%,  11/10/2025 1,011,137
1,100,000 4.500%,  5/6/2028 1,070,248
Panasonic Corporation
1,000,000 2.679%,  7/19/2024
a
965,683
Qorvo, Inc.
2,300,000 4.375%,  10/15/2029 2,077,361
Roper Technologies, Inc.
750,000 2.350%,  9/15/2024 719,205
675,000 1.000%,  9/15/2025 613,732
Seagate HDD Cayman
1,232,000 4.750%,  1/1/2025 1,214,267
SK Hynix, Inc.
500,000 1.000%,  1/19/2024
a
485,941
VeriSign, Inc.
1,546,000 5.250%,  4/1/2025 1,529,635
VMware, Inc.
350,000 1.400%,  8/15/2026 309,065
Western Digital Corporation
2,000,000 4.750%,  2/15/2026 1,905,035
Total 28,649,298
Transportation (1.2%)
British Airways plc
453,379 4.625%,  6/20/2024
a
447,653
Canadian Pacific Railway
Company
1,000,000 1.350%,  12/2/2024 939,570
Continental Airlines, Inc.
1,650,392 4.150%,  4/11/2024 1,621,975
Delta Air Lines, Inc.
1,000,000 7.000%,  5/1/2025
a
1,021,293

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.6%) Value
Transportation (1.2%) - continued
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
$ 1,791,665 4.500%,  10/20/2025
a
$ 1,752,588
Mileage Plus Holdings, LLC
800,000 6.500%,  6/20/2027
a
801,997
Penske Truck Leasing Company,
LP/PTL Finance Corporation
1,000,000 2.700%,  11/1/2024
a
954,172
1,000,000 3.950%,  3/10/2025
a
961,100
800,000 1.200%,  11/15/2025
a
711,520
Southwest Airlines Company
350,000 5.250%,  5/4/2025 346,265
Total 9,558,133
U.S. Government & Agencies (8.9%)
U.S. Treasury Bonds
6,900,000 3.500%,  2/15/2033 6,721,031
U.S. Treasury Notes
9,500,000 4.250%,  5/31/2025 9,380,508
48,000,000 3.500%,  1/31/2028 46,610,625
8,500,000 4.000%,  10/31/2029 8,477,754
Total 71,189,918
Utilities (3.9%)
AES Corporation
1,700,000 3.300%,  7/15/2025
a
1,605,375
Alexander Funding Trust
2,500,000 1.841%,  11/15/2023
a
2,445,186
Ameren Corporation
250,000 2.500%,  9/15/2024 239,563
American Electric Power
Company, Inc.
2,000,000 5.699%,  8/15/2025 1,986,480
1,075,000 1.000%,  11/1/2025 970,573
Berkshire Hathaway Energy
Company
575,000 4.050%,  4/15/2025 561,222
Constellation Energy Generation,
LLC
1,100,000 5.600%,  3/1/2028 1,108,424
Dominion Energy, Inc.
1,650,000 1.450%,  4/15/2026 1,481,343
DTE Energy Company
750,000 2.529%,  10/1/2024 718,133
750,000 4.220%,  11/1/2024 733,208
Duke Energy Corporation
500,000 3.250%,  1/15/2082
c
371,263
915,000 0.900%,  9/15/2025 832,791
1,350,000 5.000%,  12/8/2025 1,340,407
Enel Finance International NV
1,000,000 6.800%,  10/14/2025
a
1,018,625
Entergy Corporation
870,000 0.900%,  9/15/2025 781,348
Eversource Energy
925,000 4.750%,  5/15/2026 906,577
1,100,000 5.450%,  3/1/2028 1,107,377
Exelon Corporation
725,000 5.150%,  3/15/2028 721,702
Georgia Power Company
1,100,000 4.650%,  5/16/2028 1,077,763
Principal
Amount Long-Term Fixed Income (98.6%) Value
Utilities (3.9%) - continued
Jersey Central Power & Light
Company
$ 1,500,000 4.300%,  1/15/2026
a
$ 1,450,854
National Rural Utilities Cooperative
Finance Corporation
1,100,000 4.800%,  3/15/2028 1,087,480
862,000
8.209%,  (LIBOR 3M +
2.910%), 4/30/2043
c
835,795
NiSource, Inc.
920,000 0.950%,  8/15/2025 838,980
Public Service Enterprise Group,
Inc.
1,000,000 2.875%,  6/15/2024 971,000
Sempra Energy
1,750,000 3.300%,  4/1/2025 1,678,235
Southern California Edison
Company
1,000,000 1.100%,  4/1/2024 965,375
Southern Company
900,000 4.000%,  1/15/2051
c
832,338
750,000 3.750%,  9/15/2051
c
638,250
Vistra Operations Company, LLC
2,000,000 5.125%,  5/13/2025
a
1,949,912
Total 31,255,579
Total Long-Term Fixed Income
(cost $825,377,627) 785,271,415
Shares
Collateral Held for Securities
Loaned ( 0.7% ) Value
5,207,763 Thrivent Cash Management Trust 5,207,763
Total Collateral Held for
Securities Loaned
(cost $5,207,763) 5,207,763
Shares Preferred Stock ( 0.2% ) Value
Financials (0.2%)
66,000 Citigroup Capital XIII, 11.643%
c
1,878,360
Total 1,878,360
Total Preferred Stock
(cost $1,821,600) 1,878,360
Shares or
Principal
Amount Short-Term Investments ( 0.9% ) Value
Federal Home Loan Bank Discount
Notes
7,060,000 4.800%, 7/3/2023
j
7,060,000
Total Short-Term Investments
(cost $7,058,117) 7,060,000
Total Investments (cost
$839,465,107) 100.4% $799,417,538
Other Assets and Liabilities, Net
(0.4%) (2,851,781)
Total Net Assets 100.0% $796,565,757

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2023, the value of these investments was $320,056,166 or 40.2%
of total net assets.
b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 30, 2023.
c Denotes variable rate securities. The rate shown is as of
June 30, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d All or a portion of the security is insured or guaranteed.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
g All or a portion of the security is on loan.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i Defaulted security.  Interest is not being accrued.
j The interest rate shown reflects the yield.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Limited
Maturity Bond Portfolio as of June 30, 2023 was $675,517 or
0.08% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of June 30, 2023.
Security
Acquisition
Date Cost
Credit Suisse Group AG,
12/29/2049 12/4/2013 $ 990,000
Upstart Securitization Trust,
7/20/2031 7/22/2021 582,032
Upstart Securitization Trust,
6/20/2031 5/4/2021 62,419
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond
Portfolio as of June 30, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 5,072,228
Total lending $5,072,228
Gross amount payable upon return of
collateral for securities loaned $5,207,763
Net amounts due to counterparty $135,535
Definitions:
CLO - Collateralized Loan Obligation
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 12M - ICE Libor USD Rate 12 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR3M - CME Term SOFR 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 1,175,662
Gross unrealized depreciation (41,831,804)
Net unrealized appreciation (depreciation) $ (40,656,142)
Cost for federal income tax purposes $ 840,073,680

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2023, in valuing Limited Maturity Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 139,391,564 – 136,891,664 2,499,900
Basic Materials 11,311,774 – 11,311,774 –
Capital Goods 15,453,049 – 15,453,049 –
Collateralized Mortgage Obligations 78,013,062 – 78,013,062 –
Commercial Mortgage-Backed Securities 6,335,834 – 6,335,834 –
Communications Services 27,203,277 – 27,203,277 –
Consumer Cyclical 44,038,862 – 44,038,862 –
Consumer Non-Cyclical 43,462,740 – 43,462,740 –
Energy 35,636,114 – 35,636,114 –
Financials 241,880,113 – 241,880,113 –
Foreign Government 1,837,420 – 1,837,420 –
Mortgage-Backed Securities 54,678 – 54,678 –
Technology 28,649,298 – 28,649,298 –
Transportation 9,558,133 – 9,558,133 –
U.S. Government & Agencies 71,189,918 – 71,189,918 –
Utilities 31,255,579 – 31,255,579 –
Preferred Stock
Financials 1,878,360 1,878,360 – –
Short-Term Investments 7,060,000 – 7,060,000 –
Subtotal Investments in Securities $794,209,775 $1,878,360 $789,831,515 $2,499,900
Other Investments  * Total
Collateral Held for Securities Loaned 5,207,763
Subtotal Other Investments $5,207,763
Total Investments at Value $799,417,538
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2023, for
Limited Maturity Bond Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (218,760)
Total Interest Rate Contracts
(218,760)
Total ($218,760)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2023, for Limited Maturity Bond Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 146,773
Total Interest Rate Contracts 146,773
Total $146,773

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Limited Maturity Bond Portfolio's average volume of derivative activity during the period ended June 30, 2023.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $23,606,311
Futures - Short (35,478,631)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Portfolio.
Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Limited Maturity Bond
Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
6/30/2023
Shares Held at
6/30/2023
% of Net
Assets
6/30/2023
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment $2,812 $22,855 $20,459 $5,208 5,208 0.7%
Total Collateral Held for Securities Loaned 2,812 5,208 0.7
Total Value $2,812 $5,208
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 6/30/2023
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – $– $ – $28
Total Affiliated Income from Securities Loaned, Net $28
Total Value $– $– $ –

Low Volatility Equity Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.1% ) Value
Communications Services (11.5%)
2,262 Activision Blizzard, Inc.
a
$ 190,687
234 Alphabet, Inc., Class C
a
28,307
24,655 AT&T, Inc. 393,247
8,650 BCE, Inc. 394,384
245 Charter Communications, Inc.
a
90,006
219,000 CITIC Telecom International
Holdings, Ltd. 83,950
9,893 Comcast Corporation 411,054
20,794 Deutsche Telekom AG 453,695
5,400 KDDI Corporation 166,769
10,141 Koninklijke (Royal) KPN NV 36,203
20,300 Nintendo Company, Ltd. 925,443
25,450 Orange SA 297,421
663 Paradox Interactive AB 16,733
4,040 Proximus SA 30,127
4,362 Publicis Groupe SA 350,079
302 Rogers Communications, Inc. 13,778
7,600 SKY Perfect JSAT Holdings, Inc. 30,197
37,800 SoftBank Corporation 403,904
896 Swisscom AG 559,230
62,641 Telefonica Deutschland Holding
AG 176,304
44,736 Telefonica SA 181,627
24,440 Verizon Communications, Inc. 908,924
Total 6,142,069
Consumer Discretionary (5.6%)
28,714 Europris ASA
b
191,464
557 Ferrari NV 182,110
17,100 Heiwa Corporation 297,404
2,291 McDonald's Corporation 683,657
9,500 McDonald's Holdings Company
(Japan), Ltd. 369,348
592 O'Reilly Automotive, Inc.
a
565,538
12,900 Sekisui House, Ltd. 260,575
2,700 T-Gaia Corporation 32,496
235 Ulta Beauty, Inc.
a
110,590
107,600 Yamada Holdings Company, Ltd. 316,736
Total 3,009,918
Consumer Staples (14.1%)
1,160 Church & Dwight Company, Inc. 116,267
936 Clorox Company 148,861
9,802 Coca-Cola Company 590,276
1,551 Coles Group, Ltd. 19,045
9,912 Colgate-Palmolive Company 763,620
3,999 Conagra Brands, Inc. 134,846
19,721 Hormel Foods Corporation 793,179
2,966 J.M. Smucker Company 437,989
14,000 Japan Tobacco, Inc. 306,684
5,579 Kimberly-Clark Corporation 770,237
11,103 Koninklijke Ahold Delhaize NV 378,536
9,904 Kroger Company 465,488
418 Loblaw Companies, Ltd. 38,268
6,811 Metro, Inc.
a
384,676
10,396 Mondelez International, Inc. 758,284
4,223 PepsiCo, Inc. 782,184
2,484 Procter & Gamble Company 376,922
197,700 Sheng Siong Group, Ltd. 239,860
Total 7,505,222
Shares Common Stock (98.1%) Value
Energy (0.8%)
15,042 Equinor ASA $ 438,006
Total 438,006
Financials (11.3%)
587 Aon plc 202,632
525 Bank Leumi Le-Israel BM 3,934
1,267 Berkshire Hathaway, Inc.
a
432,047
239,500 BOC Hong Kong (Holdings), Ltd. 733,667
3,898 Cboe Global Markets, Inc. 537,963
3,014 Central Pacific Financial
Corporation 47,350
3,714 CME Group, Inc. 688,167
847 Deutsche Boerse AG 156,369
712 Erie Indemnity Company 149,527
464 FactSet Research Systems, Inc. 185,902
5,885 First Horizon Corporation 66,324
6,118 Hartford Financial Services Group,
Inc. 440,618
3,156 Heritage Financial Corporation 51,033
2,704 Jack Henry & Associates, Inc. 452,460
2,010 Laurentian Bank of Canada 50,161
1,652 Marsh & McLennan Companies,
Inc. 310,708
915 Mastercard, Inc. 359,870
19,700 Matsui Securities Company, Ltd. 108,762
116,800 Mitsubishi HC Capital, Inc. 693,489
186 Sun Life Financial, Inc. 9,696
1,599 Toronto-Dominion Bank 99,108
953 Visa, Inc. 226,319
Total 6,006,106
Health Care (20.0%)
4,056 AbbVie, Inc. 546,465
1,330 Agilent Technologies, Inc. 159,932
995 Amgen, Inc. 220,910
4,220 Baxter International, Inc. 192,263
110 Biogen, Inc.
a
31,333
403 BioMarin Pharmaceutical, Inc.
a
34,932
2,685 Boston Scientific Corporation
a
145,232
449 Bristol-Myers Squibb Company 28,713
5,994 Centene Corporation
a
404,295
809 CSL, Ltd. 149,810
173 Danaher Corporation 41,520
8,443 Galenica AG
b
682,576
13,994 Gilead Sciences, Inc. 1,078,518
6,692 GSK plc 118,600
1,009 Incyte Corporation
a
62,810
8,698 Johnson & Johnson 1,439,693
2,700 Kaken Pharmaceutical Company,
Ltd. 67,656
1,250 Medtronic plc 110,125
9,305 Merck & Company, Inc. 1,073,704
42 Molina Healthcare, Inc.
a
12,652
615 Novartis AG 62,004
5,375 Novo Nordisk AS 868,277
1,797 Pfizer, Inc. 65,914
953 Quest Diagnostics, Inc. 133,954
42,700 Raffles Medical Group, Ltd. 43,012
433 Regeneron Pharmaceuticals, Inc.
a
311,128
339 Roche Holding AG, Bearer Shares 111,320
2,665 Roche Holding AG, Participation
Certificates 814,078
1,674 Royalty Pharma PLC 51,459
6,589 Sanofi 709,346

Low Volatility Equity Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.1%) Value
Health Care (20.0%) - continued
498 UnitedHealth Group, Inc. $ 239,359
1,794 Vertex Pharmaceuticals, Inc.
a
631,326
Total 10,642,916
Industrials (10.3%)
2,623 AMETEK, Inc. 424,611
1,035 Automatic Data Processing, Inc. 227,483
6,600 BellSystem24 Holdings, Inc. 62,463
11,691 Brambles, Ltd. 112,416
24,409 Cia de Distribucion Integral
Logista Holdings SA 658,223
5,340 Computershare, Ltd. 83,336
3,200 COMSYS Holdings Corporation 63,382
10,493 CSX Corporation 357,811
22 Cummins, Inc. 5,394
1,075 Eiffage SA 112,240
3,716 Expeditors International of
Washington, Inc. 450,119
1,168 Fastenal Company 68,900
46,600 Kandenko Company, Ltd. 374,576
11,800 Nikkon Holdings Company, Ltd. 235,831
558 Norfolk Southern Corporation 126,532
449 Paychex, Inc. 50,230
1,571 Republic Services, Inc. 240,630
124 Schindler Holding AG,
Participation Certificates 29,116
7,158 Thomson Reuters Corporation 966,431
330 Union Pacific Corporation 67,525
4,413 Waste Management, Inc. 765,303
Total 5,482,552
Information Technology (14.3%)
596 Accenture plc 183,914
405 Adobe, Inc.
a
198,041
6,648 Akamai Technologies, Inc.
a
597,456
6,700 Amano Corporation 141,417
595 Apple, Inc. 115,412
494 Arista Networks, Inc.
a
80,058
1,307 Cadence Design Systems, Inc.
a
306,518
2,200 Canon, Inc. 57,831
2,161 Check Point Software
Technologies, Ltd.
a
271,465
26,385 Cisco Systems, Inc. 1,365,160
869 F5, Inc.
a
127,100
4,126 Juniper Networks, Inc. 129,267
4,128 Keysight Technologies, Inc.
a
691,234
8,000 Kyocera Corporation 434,897
2,328 Microsoft Corporation 792,777
997 Motorola Solutions, Inc. 292,400
19,900 NEC Networks & System
Integration Corporation 275,099
167 NetScout Systems, Inc.
a
5,169
188 NICE, Ltd.
a
38,694
701 QUALCOMM, Inc. 83,447
193 Rogers Corporation
a
31,252
44 Roper Industries, Inc. 21,155
3,462 Texas Instruments, Inc. 623,229
19,400 Venture Corporation, Ltd. 211,805
2,319 VeriSign, Inc.
a
524,024
Total 7,598,821
Materials (2.6%)
176 BHP Group, Ltd. 5,291
3,242 Franco-Nevada Corporation 462,309
Shares Common Stock (98.1%) Value
Materials (2.6%) - continued
1,074 Heidelberg Materials AG $ 88,325
1,390 Holcim, Ltd. 93,696
14,458 Newmont Corporation 616,778
1,518 Vidrala SA 143,503
Total 1,409,902
Real Estate (0.9%)
10,600 Daiwa House Industry Company,
Ltd. 280,073
181 Public Storage, Inc. 52,830
14,500 Swire Pacific, Ltd. 111,399
370 Swiss Prime Site AG 32,141
Total 476,443
Utilities (6.7%)
1,228 ATCO, Ltd. 36,560
327 BKW FMB Energie 57,814
1,000 CLP Holdings, Ltd. 7,789
729 Consolidated Edison, Inc. 65,902
1,003 Dominion Energy, Inc. 51,945
9,603 Duke Energy Corporation 861,773
821 E.ON SE 10,488
5,738 Edison International 398,504
14,846 Enel SPA 100,098
3,928 Entergy Corporation 382,469
8,299 Evergy, Inc. 484,828
3,196 Fortis, Inc. 137,731
57,000 Hong Kong and China Gas
Company, Ltd. 49,361
14,172 NiSource, Inc. 387,604
162 Pinnacle West Capital Corporation 13,196
31,500 Power Assets Holdings, Ltd. 165,359
2,367 Sempra Energy 344,612
Total 3,556,033
Total Common Stock
(cost $47,759,263) 52,267,988
Shares Short-Term Investments ( 1.9% ) Value
Thrivent Core Short-Term Reserve
Fund
98,563 5.460% 985,631
Total Short-Term Investments
(cost $985,631) 985,631
Total Investments (cost
$48,744,894) 100.0% $53,253,619
Other Assets and Liabilities, Net
<0.1% 21,051
Total Net Assets 100.0% $53,274,670
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2023, the value of these investments was $874,040 or 1.6% of total net assets.

Low Volatility Equity Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
MSCI
-
Morgan Stanley Capital International
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 5,804,476
Gross unrealized depreciation (1,432,779)
Net unrealized appreciation (depreciation) $ 4,371,697
Cost for federal income tax purposes $ 48,895,300
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2023, in valuing Low Volatility Equity Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 6,142,069 2,022,225 4,119,844 –
Consumer Discretionary 3,009,918 1,359,785 1,650,133 –
Consumer Staples 7,505,222 6,138,153 1,367,069 –
Energy 438,006 – 438,006 –
Financials 6,006,106 4,150,920 1,855,186 –
Health Care 10,642,916 7,016,237 3,626,679 –
Industrials 5,482,552 2,784,538 2,698,014 –
Information Technology 7,598,821 6,439,078 1,159,743 –
Materials 1,409,902 1,079,087 330,815 –
Real Estate 476,443 52,830 423,613 –
Utilities 3,556,033 2,990,833 565,200 –
Subtotal Investments in Securities $52,267,988 $34,033,686 $18,234,302 $–
Other Investments  * Total
Affiliated Short-Term Investments 985,631
Subtotal Other Investments $985,631
Total Investments at Value $53,253,619
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of June 30, 2023, in valuing Low Volatility Equity Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 13,378 13,378 – –
Total Asset Derivatives $13,378 $13,378 $– $–
The following table presents Low Volatility Equity Portfolio's futures contracts held as of June 30, 2023. Investments and/or cash totaling $93,963 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
Eurex MSCI World Index 7 September 2023 $ 636,852 $ 13,378
Total Futures Long Contracts $ 636,852 $ 13,378
Total Futures Contracts $ 636,852 $13,378

Low Volatility Equity Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2023, for Low Volatility Equity
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 13,378
Total Equity Contracts 13,378
Total Asset Derivatives $13,378
*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2023, for Low
Volatility Equity Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 60,765
Total Equity Contracts
60,765
Total $60,765
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2023, for Low Volatility Equity Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 16,710
Total Equity Contracts 16,710
Total $16,710
The following table presents Low Volatility Equity Portfolio's average volume of derivative activity during the period ended June 30, 2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $471,530

Low Volatility Equity Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
6/30/2023
Shares Held at
6/30/2023
% of Net
Assets
6/30/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% $274 $4,538 $3,826 $986 99 1.9%
Total Affiliated Short-Term Investments 274 986 1.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 1,373 1,373 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $274 $986
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 6/30/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% $– $– $ – $14
Total Income/Non Income Cash from Affiliated
Investments $14
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 3
Total Affiliated Income from Securities Loaned, Net $3
Total Value $– $– $ –

Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 96 .3% ) Value
Communications Services (2.7%)
4,563 Trade Desk, Inc.
a
$ 352,355
9,226 Ziff Davis, Inc.
a
646,374
38,942 ZoomInfo Technologies, Inc.
a
988,737
Total 1,987,466
Consumer Discretionary (10.7%)
9,582 Aptiv plc
a
978,226
696 Chipotle Mexican Grill, Inc.
a
1,488,744
1,720 Deckers Outdoor Corporation
a
907,575
6,380 Five Below, Inc.
a
1,253,925
6,807 Fox Factory Holding Corporation
a
738,628
155 NVR, Inc.
a
984,346
12,501 Planet Fitness, Inc.
a
843,068
8,184 Wyndham Hotels & Resorts, Inc. 561,177
Total 7,755,689
Consumer Staples (4.5%)
3,668 Casey's General Stores, Inc. 894,552
5,916 Celsius Holdings, Inc.
a
882,608
6,113 Lamb Weston Holdings, Inc. 702,689
3,707 Lancaster Colony Corporation 745,441
Total 3,225,290
Energy (2.3%)
8,576 Matador Resources Company 448,696
72,610 TechnipFMC plc
a
1,206,778
Total 1,655,474
Financials (8.6%)
5,647 Arthur J. Gallagher & Company 1,239,912
21,371 Columbia Banking System, Inc. 433,404
4,594 Kinsale Capital Group, Inc. 1,719,075
2,488 MSCI, Inc. 1,167,593
10,268 PayPal Holdings, Inc.
a
685,184
9,498 Tradeweb Markets, Inc. 650,423
9,421 Western Alliance Bancorp 343,584
Total 6,239,175
Health Care (17.7%)
1,945 Argenx SE ADR
a
758,025
3,168 Ascendis Pharma AS ADR
a
282,744
28,028 Avantor, Inc.
a
575,695
14,178 Bio-Techne Corporation 1,157,350
2,502 Cooper Companies, Inc. 959,342
9,964 Dexcom, Inc.
a
1,280,474
10,914 Edwards Lifesciences Corporation
a
1,029,518
5,858 Immunocore Holdings plc ADR
a
351,246
2,472 Inspire Medical Systems, Inc.
a
802,510
3,810 Insulet Corporation
a
1,098,575
45,331 Maravai LifeSciences Holdings,
Inc.
a
563,464
22,439 Progyny, Inc.
a
882,750
42,611 R1 RCM, Inc.
a
786,173
3,530 Repligen Corporation
a
499,354
1,858 Sarepta Therapeutics, Inc.
a
212,778
2,845 ShockWave Medical, Inc.
a
811,991
4,262 Zoetis, Inc. 733,959
Total 12,785,948
Industrials (17.0%)
8,442 Advanced Drainage Systems, Inc. 960,531
10,988 ASGN, Inc.
a
831,022
Shares Common Stock (96.3%) Value
Industrials (17.0%) - continued
3,522 Carlisle Companies, Inc. $ 903,498
5,909 Chart Industries, Inc.
a
944,199
37,845 Driven Brands Holdings, Inc.
a
1,024,086
40,814 Howmet Aerospace, Inc. 2,022,742
5,590 Middleby Corporation
a
826,370
2,393 Old Dominion Freight Line, Inc. 884,812
10,531 RB Global, Inc. 631,860
6,402 Regal Rexnord Corporation 985,268
1,009 Saia, Inc.
a
345,491
13,875 TransUnion 1,086,829
17,567 WillScot Mobile Mini Holdings
Corporation
a
839,527
Total 12,286,235
Information Technology (26.4%)
10,616 Amphenol Corporation 901,829
5,152 Arista Networks, Inc.
a
834,933
5,873 BILL Holdings, Inc.
a
686,260
19,568 Calix, Inc.
a
976,639
16,541 Cognex Corporation 926,627
7,874 Entegris, Inc. 872,597
2,450 EPAM Systems, Inc.
a
550,638
12,538 Five9, Inc.
a
1,033,758
9,569 Guidewire Software, Inc.
a
728,010
1,467 HubSpot, Inc.
a
780,576
1,430 Lam Research Corporation 919,290
10,709 Lattice Semiconductor
Corporation
a
1,028,814
1,980 Monolithic Power Systems, Inc. 1,069,655
7,168 Palo Alto Networks, Inc.
a
1,831,496
8,268 PTC, Inc.
a
1,176,536
20,540 Sprout Social, Inc.
a
948,126
3,552 Synopsys, Inc.
a
1,546,576
3,273 Tyler Technologies, Inc.
a
1,363,106
2,552 Universal Display Corporation 367,820
10,507 Wolfspeed, Inc.
a
584,084
Total 19,127,370
Materials (3.8%)
7,349 AptarGroup, Inc. 851,455
1,828 Martin Marietta Materials, Inc. 843,969
11,794 RPM International, Inc. 1,058,276
Total 2,753,700
Real Estate (2.6%)
7,153 CBRE Group, Inc.
a
577,319
7,808 Regency Centers Corporation 482,300
2,034 SBA Communications Corporation 471,400
7,941 Zillow Group, Inc.
a
390,697
Total 1,921,716
Total Common Stock
(cost $61,531,070) 69,738,063
Shares
Registered Investment
Companies ( 1 .8% ) Value
U.S. Unaffiliated  (1.8%)
8,826 Communication Services Select
Sector SPDR Fund 574,396
4,154 SPDR S&P Biotech ETF
b
345,613

Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (1.8%) Value
U.S. Unaffiliated  (1.8%)- continued
2,788 SPDR S&P Oil & Gas Exploration
ETF $ 359,178
Total 1,279,187
Total Registered Investment
Companies (cost $1,065,699) 1,279,187
Shares
Collateral Held for Securities
Loaned ( 0 .4% ) Value
321,100 Thrivent Cash Management Trust 321,100
Total Collateral Held for
Securities Loaned
(cost $321,100) 321,100
Shares Short-Term Investments ( 2 .5% ) Value
Thrivent Core Short-Term Reserve
Fund
180,029 5.460% 1,800,293
Total Short-Term Investments
(cost $1,800,293) 1,800,293
Total Investments (cost
$64,718,162) 101.0% $ 73,138,643
Other Assets and Liabilities, Net
(1.0%) (738,535)
Total Net Assets 100.0% $ 72,400,108
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Growth Portfolio as of June 30, 2023:
Securities Lending Transactions
Common Stock $ 316,160
Total lending $316,160
Gross amount payable upon return of
collateral for securities loaned $321,100
Net amounts due to counterparty $4,940
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 11,516,024
Gross unrealized depreciation (3,861,346)
Net unrealized appreciation (depreciation) $ 7,654,678
Cost for federal income tax purposes $ 65,483,965

Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2023, in valuing Mid Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,987,466 1,987,466 – –
Consumer Discretionary 7,755,689 7,755,689 – –
Consumer Staples 3,225,290 3,225,290 – –
Energy 1,655,474 1,655,474 – –
Financials 6,239,175 6,239,175 – –
Health Care 12,785,948 12,785,948 – –
Industrials 12,286,235 12,286,235 – –
Information Technology 19,127,370 19,127,370 – –
Materials 2,753,700 2,753,700 – –
Real Estate 1,921,716 1,921,716 – –
Registered Investment Companies
U.S. Unaffiliated 1,279,187 1,279,187 – –
Subtotal Investments in Securities $ 71,017,250 $ 71,017,250 $ – $ –
Other Investments  * Total
Affiliated Short-Term Investments 1,800,293
Collateral Held for Securities Loaned 321,100
Subtotal Other Investments $ 2,121,393
Total Investments at Value $ 73,138,643
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
6/30/2023
Shares Held at
6/30/2023
% of Net
Assets
6/30/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% $ 2,063 $ 10,586 $ 10,849 $ 1,800 180 2.5%
Total Affiliated Short-Term Investments 2,063 1,800 2.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 11,258 10,937 321 321 0.4
Total Collateral Held for Securities Loaned – 321 0.4
Total Value $ 2,063 $ 2,121
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 6/30/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% $– $– $ – $ 37
Total Income/Non Income Cash from Affiliated
Investments $ 37
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 3
Total Affiliated Income from Securities Loaned, Net $ 3
Total Value $– $– $ –

Mid Cap Index Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 96.8% ) Value
Communications Services (2.0%)
1,217 Cable One, Inc. $ 799,666
57,629 Frontier Communications Parent,
Inc.
a
1,074,205
32,502 Iridium Communications, Inc. 2,019,024
42,292 New York Times Company 1,665,459
9,255 Nexstar Media Group, Inc. 1,541,420
58,082 TEGNA, Inc. 943,252
27,369 Tripadvisor, Inc.
a
451,315
11,203 World Wrestling Entertainment,
Inc. 1,215,189
12,204 Ziff Davis, Inc.
a
855,012
69,576 ZoomInfo Technologies, Inc.
a
1,766,535
Total 12,331,077
Consumer Discretionary (14.5%)
24,444 Adient plc
a
936,694
67,266 Aramark 2,895,801
19,938 Autoliv, Inc. 1,695,528
8,123 AutoNation, Inc.
a
1,337,127
19,818 Boyd Gaming Corporation 1,374,775
18,252 Brunswick Corporation 1,581,353
32,447 Capri Holdings, Ltd.
a
1,164,523
9,728 Carter's, Inc. 706,253
6,844 Choice Hotels International, Inc.
b
804,307
17,005 Churchill Downs, Inc.
a
2,366,586
9,128 Columbia Sportswear Company 705,047
16,009 Crocs, Inc.
a
1,800,052
6,804 Deckers Outdoor Corporation
a
3,590,199
15,871 Dick's Sporting Goods, Inc. 2,097,987
14,367 Five Below, Inc.
a
2,823,690
20,498 Foot Locker, Inc. 555,701
10,919 Fox Factory Holding Corporation
a
1,184,821
65,280 GameStop Corporation
a,b
1,583,040
55,066 Gap, Inc. 491,739
60,321 Gentex Corporation 1,764,992
73,156 Goodyear Tire & Rubber
Company
a
1,000,774
975 Graham Holdings Company 557,193
7,931 Grand Canyon Education, Inc.
a
818,558
39,306 H&R Block, Inc. 1,252,682
33,766 Harley-Davidson, Inc. 1,188,901
6,205 Helen of Troy, Ltd.
a
670,264
19,841 Hilton Grand Vacations, Inc.
a
901,575
20,720 KB Home 1,071,431
28,584 Kohl's Corporation 658,861
15,234 Lear Corporation 2,186,841
34,358 Leggett & Platt, Inc. 1,017,684
23,519 Light and Wonder, Inc.
a
1,617,166
7,105 Lithia Motors, Inc. 2,160,702
70,291 Macy's, Inc. 1,128,171
9,501 Marriott Vacations Worldwide
Corporation 1,165,963
91,360 Mattel, Inc.
a
1,785,174
5,173 Murphy USA, Inc. 1,609,372
29,166 Nordstrom, Inc. 597,028
14,858 Ollie's Bargain Outlet Holdings,
Inc.
a
860,724
7,670 Papa John's International, Inc. 566,276
39,779 PENN Entertainment, Inc.
a
955,889
21,929 Planet Fitness, Inc.
a
1,478,892
13,807 Polaris, Inc. 1,669,681
16,206 PVH Corporation 1,377,024
4,609 RH
a
1,519,080
39,019 Service Corporation International 2,520,237
34,657 Skechers USA, Inc.
a
1,825,038
Shares Common Stock (96.8%) Value
Consumer Discretionary (14.5%) - continued
28,163 Taylor Morrison Home Corporation
a
$ 1,373,510
44,413 Tempur Sealy International, Inc. 1,779,629
17,293 Texas Roadhouse, Inc. 1,941,658
13,814 Thor Industries, Inc. 1,429,749
26,581 Toll Brothers, Inc. 2,101,760
8,195 TopBuild Corporation
a
2,180,034
35,930 Topgolf Callaway Brands
Corporation
a
713,210
19,695 Travel + Leisure Company 794,496
48,707 Under Armour, Inc., Class A
a
351,665
48,931 Under Armour, Inc., Class C
a
328,327
35,844 Valvoline, Inc. 1,344,508
7,317 Visteon Corporation
a
1,050,794
43,515 Wendy's Company 946,451
16,948 Williams-Sonoma, Inc. 2,120,873
7,735 Wingstop, Inc. 1,548,238
22,162 Wyndham Hotels & Resorts, Inc. 1,519,648
22,365 YETI Holdings, Inc.
a
868,657
Total 88,014,603
Consumer Staples (4.2%)
34,278 BellRing Brands, Inc.
a
1,254,575
34,687 BJ's Wholesale Club Holdings,
Inc.
a
2,185,628
2,423 Boston Beer Company, Inc.
a
747,350
9,618 Casey's General Stores, Inc. 2,345,638
10,505 Celsius Holdings, Inc.
a
1,567,241
1,188 Coca-Cola Consolidated, Inc. 755,592
94,650 Coty, Inc.
a
1,163,248
41,185 Darling Ingredients, Inc.
a
2,627,191
17,158 Energizer Holdings, Inc. 576,166
49,754 Flowers Foods, Inc. 1,237,879
23,086 Grocery Outlet Holding
Corporation
a
706,662
17,039 Ingredion, Inc. 1,805,282
5,115 Lancaster Colony Corporation 1,028,575
40,303 Performance Food Group
Company
a
2,427,853
11,610 Pilgrim's Pride Corporation
a
249,499
13,820 Post Holdings, Inc.
a
1,197,503
26,598 Sprouts Farmers Markets, Inc.
a
976,945
58,495 US Foods Holding Corporation
a
2,573,780
Total 25,426,607
Energy (4.1%)
86,663 Antero Midstream Corporation 1,005,291
71,271 Antero Resources Corporation
a
1,641,371
51,099 ChampionX Corporation 1,586,113
10,725 Chord Energy Corporation 1,649,505
42,737 CNX Resources Corporation
a
757,300
25,008 DT Midstream, Inc. 1,239,647
111,809 Equitrans Midstream Corporation 1,068,894
33,256 HF Sinclair Corporation 1,483,550
29,225 Matador Resources Company 1,529,052
37,873 Murphy Oil Corporation 1,450,536
101,625 NOV, Inc. 1,630,065
63,114 Ovintiv, Inc. 2,402,750
28,316 PBF Energy, Inc. 1,159,257
22,573 PDC Energy, Inc. 1,605,843
62,279 Range Resources Corporation 1,831,003
284,249 Southwestern Energy Company
a
1,708,336
15,524 Valaris, Ltd.
a
976,925
Total 24,725,438

Mid Cap Index Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (96.8%) Value
Financials (13.1%)
9,318 Affiliated Managers Group, Inc. $ 1,396,675
18,028 American Financial Group, Inc. 2,140,825
127,476 Annaly Capital Management, Inc. 2,550,795
38,947 Associated Banc-Corp 632,110
27,823 Bank OZK
b
1,117,372
17,258 Brighthouse Financial, Inc.
a
817,166
47,157 Cadence Bank 926,163
18,722 Cathay General Bancorp 602,661
29,568 CNO Financial Group, Inc. 699,875
53,805 Columbia Banking System, Inc. 1,091,165
29,294 Commerce Bancshares, Inc. 1,426,618
16,622 Cullen/Frost Bankers, Inc. 1,787,364
36,512 East West Bancorp, Inc. 1,927,468
27,685 Essent Group, Ltd. 1,295,658
12,169 Euronet Worldwide, Inc.
a
1,428,275
9,106 Evercore, Inc. 1,125,411
93,195 F.N.B. Corporation 1,066,151
21,948 Federated Hermes, Inc. 786,836
26,641 First American Financial
Corporation 1,519,070
33,525 First Financial Bankshares, Inc. 955,127
138,815 First Horizon Corporation 1,564,445
9,506 FirstCash Holdings, Inc. 887,195
28,617 Glacier Bancorp, Inc. 891,992
22,217 Hancock Whitney Corporation 852,688
9,221 Hanover Insurance Group, Inc. 1,042,250
48,681 Home BancShares, Inc. 1,109,927
26,584 Interactive Brokers Group, Inc. 2,208,333
13,628 International Bancshares
Corporation 602,358
34,207 Janus Henderson Group plc 932,141
48,195 Jefferies Financial Group, Inc. 1,598,628
16,517 Kemper Corporation 797,110
5,618 Kinsale Capital Group, Inc. 2,102,256
73,979 MGIC Investment Corporation 1,168,128
186,389 New York Community Bancorp,
Inc.
b
2,095,012
75,523 Old National Bancorp 1,052,791
70,277 Old Republic International
Corporation 1,768,872
19,808 Pinnacle Financial Partners, Inc. 1,122,123
9,350 Primerica, Inc. 1,849,056
24,335 Prosperity Bancshares, Inc. 1,374,441
17,175 Reinsurance Group of America,
Inc. 2,382,001
12,965 RenaissanceRe Holdings, Ltd. 2,418,232
10,465 RLI Corporation 1,428,159
26,150 SEI Investments Company 1,559,063
15,614 Selective Insurance Group, Inc. 1,498,163
62,561 SLM Corporation 1,020,995
19,597 SouthState Corporation 1,289,483
80,554 Starwood Property Trust, Inc. 1,562,748
27,394 Stifel Financial Corporation 1,634,600
37,714 Synovus Financial Corporation 1,140,848
12,356 Texas Capital Bancshares, Inc.
a
636,334
11,269 UMB Financial Corporation 686,282
34,738 United Bankshares, Inc. 1,030,676
47,814 Unum Group 2,280,728
108,803 Valley National Bancorp 843,223
25,365 Voya Financial, Inc. 1,818,924
45,104 Webster Financial Corporation 1,702,676
96,654 Western Union Company 1,133,751
11,058 WEX, Inc.
a
2,013,330
Shares Common Stock (96.8%) Value
Financials (13.1%) - continued
15,795 Wintrust Financial Corporation $ 1,147,033
Total 79,539,780
Health Care (9.2%)
23,755 Acadia Healthcare Company, Inc.
a
1,891,848
8,411 Amedisys, Inc.
a
769,102
27,592 Arrowhead Research Corporation
a
983,931
16,820 Azenta, Inc.
a
785,158
25,753 Bruker Corporation 1,903,662
3,877 Chemed Corporation 2,100,055
30,639 Doximity, Inc.
a
1,042,339
25,872 Encompass Health Corporation 1,751,793
12,378 Enovis Corporation
a
793,677
42,253 Envista Holdings Corporation
a
1,429,842
84,050 Exelixis, Inc.
a
1,606,195
20,624 Globus Medical, Inc.
a
1,227,953
13,021 Haemonetics Corporation
a
1,108,608
33,988 Halozyme Therapeutics, Inc.
a
1,225,947
22,061 HealthEquity, Inc.
a
1,392,932
5,217 ICU Medical, Inc.
a
929,617
13,281 Inari Medical, Inc.
a
772,157
18,392 Integra LifeSciences Holdings
Corporation
a
756,463
16,520 Jazz Pharmaceuticals, Inc.
a
2,047,984
17,637 Lantheus Holdings, Inc.
a
1,480,097
13,878 LivaNova plc
a
713,746
12,533 Masimo Corporation
a
2,062,305
6,376 Medpace Holdings, Inc.
a
1,531,324
55,809 Neogen Corporation
a
1,213,846
25,185 Neurocrine Biosciences, Inc.
a
2,374,945
11,636 Omnicell, Inc.
a
857,224
42,687 Option Care Health, Inc.
a
1,386,901
22,445 Patterson Companies, Inc. 746,521
9,874 Penumbra, Inc.
a
3,397,248
34,929 Perrigo Company plc 1,185,840
19,738 Progyny, Inc.
a
776,493
13,931 QuidelOrtho Corporation
a
1,154,323
35,621 R1 RCM, Inc.
a
657,207
13,366 Repligen Corporation
a
1,890,754
9,454 ShockWave Medical, Inc.
a
2,698,266
25,522 Sotera Health Company
a
480,834
12,475 STAAR Surgical Company
a
655,811
26,756 Syneos Health, Inc.
a
1,127,498
26,311 Tenet Healthcare Corporation
a
2,141,189
12,092 United Therapeutics Corporation
a
2,669,309
Total 55,720,944
Industrials (22.2%)
8,207 Acuity Brands, Inc. 1,338,398
16,145 Advanced Drainage Systems, Inc. 1,836,978
35,877 AECOM 3,038,423
16,038 AGCO Corporation 2,107,714
12,725 ASGN, Inc.
a
962,392
6,158 Avis Budget Group, Inc.
a
1,408,150
11,983 Brink's Company 812,807
33,082 Builders FirstSource, Inc.
a
4,499,152
23,604 BWX Technologies, Inc. 1,689,338
5,883 CACI International, Inc.
a
2,005,162
13,155 Carlisle Companies, Inc. 3,374,652
11,028 Chart Industries, Inc.
a
1,762,164
12,987 Clean Harbors, Inc.
a
2,135,452
11,019 Concentrix Corporation 889,784
12,446 Crane Company 1,109,188
12,446 Crane NXT Company 702,452

Mid Cap Index Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (96.8%) Value
Industrials (22.2%) - continued
9,897 Curtiss-Wright Corporation $ 1,817,683
31,303 Donaldson Company, Inc. 1,956,751
12,272 EMCOR Group, Inc. 2,267,620
10,544 EnerSys 1,144,235
13,368 ESAB Corporation 889,507
8,581 ExlService Holdings, Inc.
a
1,296,246
13,121 Exponent, Inc. 1,224,452
33,851 Flowserve Corporation 1,257,565
36,971 Fluor Corporation
a
1,094,342
32,705 Fortune Brands Innovations, Inc. 2,353,125
8,771 FTI Consulting, Inc.
a
1,668,244
9,111 GATX Corporation 1,172,950
43,729 Genpact, Ltd. 1,642,899
43,450 Graco, Inc. 3,751,907
30,697 GXO Logistics, Inc.
a
1,928,386
40,683 Hertz Global Holdings, Inc.
a
748,160
21,777 Hexcel Corporation 1,655,488
13,832 Hubbell, Inc. 4,586,138
9,272 Insperity, Inc. 1,102,997
21,268 ITT Corporation 1,982,390
84,635 JetBlue Airways Corporation
a
749,866
35,031 KBR, Inc. 2,279,117
15,487 Kirby Corporation
a
1,191,725
41,564 Knight-Swift Transportation
Holdings, Inc. 2,309,296
9,275 Landstar System, Inc. 1,785,808
8,339 Lennox International, Inc. 2,719,098
14,860 Lincoln Electric Holdings, Inc. 2,951,642
13,015 ManpowerGroup, Inc. 1,033,391
15,673 MasTec, Inc.
a
1,848,944
15,689 Maximus, Inc. 1,325,877
52,561 MDU Resources Group, Inc. 1,100,627
15,019 Mercury Systems, Inc.
a
519,507
13,813 Middleby Corporation
a
2,041,976
9,527 MSA Safety, Inc. 1,657,317
12,198 MSC Industrial Direct Company,
Inc. 1,162,225
42,760 nVent Electric plc 2,209,409
16,858 Oshkosh Corporation 1,459,734
23,258 Owens Corning, Inc. 3,035,169
10,661 Paylocity Holding Corporation
a
1,967,274
17,107 Regal Rexnord Corporation 2,632,767
12,000 Ryder System, Inc. 1,017,480
6,848 Saia, Inc.
a
2,344,824
13,936 Science Applications International
Corporation 1,567,521
11,014 Simpson Manufacturing Company,
Inc. 1,525,439
23,861 Stericycle, Inc.
a
1,108,105
55,652 Sunrun, Inc.
a
993,945
17,500 Terex Corporation 1,047,025
13,739 Tetra Tech, Inc. 2,249,624
17,004 Timken Company 1,556,376
26,917 Toro Company 2,736,113
28,083 Trex Company, Inc.
a
1,841,121
16,028 UFP Industries, Inc. 1,555,517
40,716 Univar Solutions, Inc.
a
1,459,261
5,435 Valmont Industries, Inc. 1,581,857
5,783 Vicor Corporation
a
312,282
8,627 Watsco, Inc. 3,290,942
7,074 Watts Water Technologies, Inc. 1,299,706
15,213 Werner Enterprises, Inc. 672,110
11,646 WESCO International, Inc. 2,085,333
15,496 Woodward, Inc. 1,842,629
Shares Common Stock (96.8%) Value
Industrials (22.2%) - continued
29,904 XPO, Inc.
a
$ 1,764,336
Total 135,045,606
Information Technology (10.0%)
27,959 ACI Worldwide, Inc.
a
647,810
16,828 Allegro MicroSystems, Inc.
a
759,616
25,995 Amkor Technology, Inc. 773,351
14,580 Arrow Electronics, Inc.
a
2,088,293
7,535 Aspen Technology, Inc.
a
1,262,941
23,591 Avnet, Inc. 1,190,166
10,983 Belden, Inc. 1,050,524
11,678 Blackbaud, Inc.
a
831,240
14,876 Calix, Inc.
a
742,461
38,500 Ciena Corporation
a
1,635,865
14,262 Cirrus Logic, Inc.
a
1,155,365
44,550 Cognex Corporation 2,495,691
35,975 Coherent Corporation
a
1,834,006
11,350 CommVault Systems, Inc.
a
824,237
70,196 Dropbox, Inc.
a
1,872,127
55,956 Dynatrace Holdings, LLC
a
2,880,055
14,042 Envestnet, Inc.
a
833,393
8,059 IPG Photonics Corporation
a
1,094,573
34,247 Jabil, Inc. 3,696,279
52,849 Kyndryl Holdings, Inc.
a
701,835
35,529 Lattice Semiconductor
Corporation
a
3,413,271
6,409 Littelfuse, Inc. 1,867,006
17,732 Lumentum Holdings, Inc.
a
1,005,936
13,356 MACOM Technology Solutions
Holdings, Inc.
a
875,219
16,010 Manhattan Associates, Inc.
a
3,200,079
14,821 MKS Instruments, Inc. 1,602,150
33,941 National Instruments Corporation 1,948,213
36,239 NCR Corporation
a
913,223
9,242 Novanta, Inc.
a
1,701,452
14,803 Power Integrations, Inc. 1,401,400
8,666 Qualys, Inc.
a
1,119,387
8,259 Silicon Laboratories, Inc.
a
1,302,775
11,787 Super Micro Computer, Inc.
a
2,937,910
10,202 Synaptics, Inc.
a
871,047
10,716 TD SYNNEX Corporation 1,007,304
26,095 Teradata Corporation
a
1,393,734
11,240 Universal Display Corporation 1,620,021
32,931 Vishay Intertechnology, Inc. 968,171
40,167 Vontier Corporation 1,293,779
32,128 Wolfspeed, Inc.
a,b
1,785,996
29,169 Xerox Holdings Corporation 434,326
Total 61,032,227
Materials (7.1%)
46,047 Alcoa Corporation 1,562,375
16,912 AptarGroup, Inc. 1,959,424
12,538 Ashland, Inc. 1,089,678
22,096 Avient Corporation 903,726
57,180 Axalta Coating Systems, Ltd.
a
1,876,076
30,767 Berry Plastics Group, Inc. 1,979,549
14,492 Cabot Corporation 969,370
38,499 Chemours Company 1,420,228
132,947 Cleveland-Cliffs, Inc.
a
2,228,192
30,229 Commercial Metals Company 1,591,859
30,999 Crown Holdings, Inc. 2,692,883
9,305 Eagle Materials, Inc. 1,734,638
79,276 Graphic Packaging Holding
Company 1,905,002

Mid Cap Index Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (96.8%) Value
Materials (7.1%) - continued
6,695 Greif, Inc. $ 461,219
13,140 Knife River Corporation
a
571,590
18,595 Louisiana-Pacific Corporation 1,394,253
23,840 MP Materials Corporation
a
545,459
1,714 NewMarket Corporation 689,234
31,032 Olin Corporation 1,594,734
15,175 Reliance Steel & Aluminum
Company 4,121,378
16,952 Royal Gold, Inc. 1,945,751
33,274 RPM International, Inc. 2,985,676
10,565 Scotts Miracle-Gro Company 662,320
10,904 Sensient Technologies Corporation 775,601
21,628 Silgan Holdings, Inc. 1,014,137
25,284 Sonoco Products Company 1,492,262
58,451 United States Steel Corporation 1,461,859
8,895 Westlake Corporation 1,062,686
7,834 Worthington Industries, Inc. 544,228
Total 43,235,387
Real Estate (7.2%)
24,055 Agree Realty Corporation 1,572,956
38,510 Apartment Income REIT
Corporation 1,389,826
77,575 Brixmor Property Group, Inc. 1,706,650
29,041 Corporate Office Properties Trust 689,724
39,154 Cousins Properties, Inc. 892,711
57,992 CubeSmart 2,589,923
11,463 EastGroup Properties, Inc. 1,989,977
19,430 EPR Properties 909,324
34,133 First Industrial Realty Trust, Inc. 1,796,761
98,293 Healthcare Realty Trust, Inc. 1,853,806
27,220 Highwoods Properties, Inc. 650,830
57,898 Independence Realty Trust, Inc. 1,054,902
12,329 Jones Lang LaSalle, Inc.
a
1,920,858
27,207 Kilroy Realty Corporation 818,659
56,610 Kite Realty Group Trust 1,264,667
22,581 Lamar Advertising Company 2,241,164
21,963 Life Storage, Inc. 2,920,200
154,428 Medical Properties Trust, Inc. 1,430,003
21,197 National Storage Affiliates Trust 738,292
46,999 NNN REIT, Inc. 2,011,087
60,489 Omega Healthcare Investors, Inc. 1,856,407
55,656 Park Hotels & Resorts, Inc. 713,510
61,533 Physicians Realty Trust 860,847
20,627 PotlatchDeltic Corporation 1,090,137
38,257 Rayonier, Inc. REIT 1,201,270
51,868 Rexford Industrial Realty, Inc. 2,708,547
59,674 Sabra Health Care REIT, Inc. 702,363
36,470 Spirit Realty Capital, Inc. 1,436,189
46,299 STAG Industrial, Inc. 1,661,208
41,602 Vornado Realty Trust 754,660
Total 43,427,458
Utilities (3.2%)
14,794 ALLETE, Inc. 857,608
17,206 Black Hills Corporation 1,036,834
62,098 Essential Utilities, Inc. 2,478,331
28,282 Hawaiian Electric Industries, Inc. 1,023,808
13,062 IDACORP, Inc. 1,340,161
23,696 National Fuel Gas Company 1,217,027
25,027 New Jersey Resources
Corporation 1,181,274
15,434 NorthWestern Corporation 876,034
51,696 OGE Energy Corporation 1,856,403
Shares Common Stock (96.8%) Value
Utilities (3.2%) - continued
14,297 ONE Gas, Inc. $ 1,098,153
13,561 Ormat Technologies, Inc. 1,091,118
22,155 PNM Resources, Inc. 999,191
24,939 Portland General Electric
Company 1,167,893
16,940 Southwest Gas Holdings, Inc. 1,078,231
13,576 Spire, Inc. 861,262
54,030 UGI Corporation 1,457,189
Total 19,620,517
Total Common Stock
(cost $434,571,015) 588,119,644
Shares
Collateral Held for Securities
Loaned ( 1.1% ) Value
6,866,700 Thrivent Cash Management Trust 6,866,700
Total Collateral Held for
Securities Loaned
(cost $6,866,700) 6,866,700
Shares or
Principal
Amount Short-Term Investments ( 3.2% ) Value
Federal Home Loan Bank Discount
Notes
100,000 5.100%, 8/16/2023
c,d
99,405
500,000 5.170%, 8/28/2023
c,d
496,220
Federal National Mortgage
Association Discount Notes
600,000 4.860%, 9/18/2023
c,d
593,699
Thrivent Core Short-Term Reserve
Fund
1,797,001 5.460% 17,970,013
Total Short-Term Investments
(cost $19,158,798) 19,159,337
Total Investments (cost
$460,596,513) 101.1% $614,145,681
Other Assets and Liabilities, Net
(1.1%) (6,462,700)
Total Net Assets 100.0% $607,682,981
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Index Portfolio as of June 30, 2023:
Securities Lending Transactions
Common Stock $ 6,677,851
Total lending $6,677,851
Gross amount payable upon return of
collateral for securities loaned $6,866,700
Net amounts due to counterparty $188,849

Mid Cap Index Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 188,005,515
Gross unrealized depreciation (35,116,316)
Net unrealized appreciation (depreciation) $ 152,889,199
Cost for federal income tax purposes $ 461,717,748
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2023, in valuing Mid Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 12,331,077 12,331,077 – –
Consumer Discretionary 88,014,603 88,014,603 – –
Consumer Staples 25,426,607 25,426,607 – –
Energy 24,725,438 24,725,438 – –
Financials 79,539,780 79,539,780 – –
Health Care 55,720,944 55,720,944 – –
Industrials 135,045,606 135,045,606 – –
Information Technology 61,032,227 61,032,227 – –
Materials 43,235,387 43,235,387 – –
Real Estate 43,427,458 43,427,458 – –
Utilities 19,620,517 19,620,517 – –
Short-Term Investments 1,189,324 – 1,189,324 –
Subtotal Investments in Securities $589,308,968 $588,119,644 $1,189,324 $–
Other Investments  * Total
Affiliated Short-Term Investments 17,970,013
Collateral Held for Securities Loaned 6,866,700
Subtotal Other Investments $24,836,713
Total Investments at Value $614,145,681
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of June 30, 2023, in valuing Mid Cap Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 461,266 461,266 – –
Total Asset Derivatives $461,266 $461,266 $– $–
The following table presents Mid Cap Index Portfolio's futures contracts held as of June 30, 2023. Investments and/or cash totaling $1,189,324 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CME E-mini S&P Mid-Cap 400 Index 75 September 2023 $ 19,369,484 $ 461,266
Total Futures Long Contracts $ 19,369,484 $ 461,266
Total Futures Contracts $ 19,369,484 $461,266

Mid Cap Index Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2023, for Mid Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 461,266
Total Equity Contracts 461,266
Total Asset Derivatives $461,266
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2023, for Mid
Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 376,526
Total Equity Contracts
376,526
Total $376,526
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2023, for Mid Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 617,099
Total Equity Contracts 617,099
Total $617,099
The following table presents Mid Cap Index Portfolio's average volume of derivative activity during the period ended June 30, 2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $10,016,688

Mid Cap Index Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
6/30/2023
Shares Held at
6/30/2023
% of Net
Assets
6/30/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% $ 9,848 $25,290 $17,168 $17,970 1,797 3.0%
Total Affiliated Short-Term Investments 9,848 17,970 3.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 3,196 25,385 21,714 6,867 6,867 1.1
Total Collateral Held for Securities Loaned 3,196 6,867 1.1
Total Value $13,044 $24,837
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 6/30/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% $– $– $ – $227
Total Income/Non Income Cash from Affiliated
Investments $227
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 63
Total Affiliated Income from Securities Loaned, Net $63
Total Value $– $– $ –

Mid Cap Stock Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97 .6% ) Value
Communications Services (0.9%)
3,116,531 DISH Network Corporation
a
$ 20,537,939
Total 20,537,939
Consumer Discretionary (13.6%)
251,422 Aptiv plc
a
25,667,672
29,430 Chipotle Mexican Grill, Inc.
a
62,950,770
255,770 Crocs, Inc.
a
28,758,779
73,302 Domino's Pizza, Inc. 24,702,041
82,206 Lululemon Athletica, Inc.
a
31,114,971
12,405 NVR, Inc.
a
78,779,441
492,065 Skyline Champion Corporation
a
32,205,654
1,433,052 Sonos, Inc.
a
23,401,739
Total 307,581,067
Consumer Staples (3.9%)
385,516 BJ's Wholesale Club Holdings,
Inc.
a
24,291,363
159,336 Casey's General Stores, Inc. 38,858,864
499,452 Tyson Foods, Inc. 25,492,030
Total 88,642,257
Energy (4.2%)
413,294 Chesapeake Energy Corporation 34,584,442
760,362 Devon Energy Corporation 36,755,899
1,457,593 NOV, Inc. 23,379,792
Total 94,720,133
Financials (15.1%)
1,094,510 Ally Financial, Inc. 29,562,715
101,306 Ameriprise Financial, Inc. 33,649,801
897,897 Arch Capital Group, Ltd.
a
67,207,591
235,352 Kinsale Capital Group, Inc. 88,068,718
1,315,178 Radian Group, Inc. 33,247,700
523,276 Voya Financial, Inc. 37,524,122
673,512 Western Alliance Bancorp 24,562,983
969,754 Zions Bancorp NA
b
26,047,592
Total 339,871,222
Health Care (11.0%)
185,684 Align Technology, Inc.
a
65,665,290
347,604 Bio-Techne Corporation 28,374,915
534,188 Centene Corporation
a
36,030,981
495,528 Edwards Lifesciences Corporation
a
46,743,156
123,525 Insulet Corporation
a
35,617,198
1,529,089 Maravai LifeSciences Holdings,
Inc.
a
19,006,576
678,793 Revance Therapeutics, Inc.
a
17,180,251
Total 248,618,367
Industrials (20.3%)
487,225 Advanced Drainage Systems, Inc. 55,436,460
646,730 Fastenal Company 38,150,603
249,786 Forward Air Corporation 26,504,792
1,072,826 Howmet Aerospace, Inc. 53,169,257
153,006 Lincoln Electric Holdings, Inc. 30,391,582
174,180 Old Dominion Freight Line, Inc. 64,403,055
327,176 Quanta Services, Inc. 64,273,725
609,884 Timken Company 55,822,682
155,053 United Rentals, Inc. 69,055,955
Total 457,208,111
Shares Common Stock (97.6%) Value
Information Technology (12.2%)
112,070 ANSYS, Inc.
a
$ 37,013,359
177,626 BILL Holdings, Inc.
a
20,755,598
674,603 Ciena Corporation
a
28,663,881
1,584,379 Dropbox, Inc.
a
42,255,388
188,367 NICE, Ltd. ADR
a
38,897,786
479,476 ON Semiconductor Corporation
a
45,348,840
556,664 Trimble, Inc.
a
29,469,792
577,066 Wolfspeed, Inc.
a,b
32,079,099
Total 274,483,743
Materials (8.3%)
917,074 Ball Corporation 53,382,878
466,924 PPG Industries, Inc. 69,244,829
587,441 Steel Dynamics, Inc. 63,989,948
Total 186,617,655
Real Estate (3.5%)
238,508 Alexandria Real Estate Equities,
Inc. 27,068,273
198,332 Camden Property Trust 21,592,405
264,168 Digital Realty Trust, Inc. 30,080,810
Total 78,741,488
Utilities (4.6%)
686,593 Alliant Energy Corporation 36,032,401
1,174,659 CenterPoint Energy, Inc. 34,241,310
336,028 Entergy Corporation 32,719,046
Total 102,992,757
Total Common Stock
(cost $1,664,786,268) 2,200,014,739
Shares
Collateral Held for Securities
Loaned ( 0 .8% ) Value
17,824,680 Thrivent Cash Management Trust 17,824,680
Total Collateral Held for
Securities Loaned
(cost $17,824,680) 17,824,680
Shares Short-Term Investments ( 2 .4% ) Value
Thrivent Core Short-Term Reserve
Fund
5,335,291 5.460% 53,352,914
Total Short-Term Investments
(cost $53,333,873) 53,352,914
Total Investments (cost
$1,735,944,821) 100.8% $ 2,271,192,333
Other Assets and Liabilities, Net
(0.8%) (17,873,346)
Total Net Assets 100.0% $ 2,253,318,987
a Non-income producing security.
b All or a portion of the security is on loan.

Mid Cap Stock Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Stock Portfolio as of June 30, 2023:
Securities Lending Transactions
Common Stock $ 17,245,480
Total lending $17,245,480
Gross amount payable upon return of
collateral for securities loaned $17,824,680
Net amounts due to counterparty $579,200
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 661,986,935
Gross unrealized depreciation (130,485,991)
Net unrealized appreciation (depreciation) $ 531,500,944
Cost for federal income tax purposes $ 1,739,691,389
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2023, in valuing Mid Cap Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 20,537,939 20,537,939 – –
Consumer Discretionary 307,581,067 307,581,067 – –
Consumer Staples 88,642,257 88,642,257 – –
Energy 94,720,133 94,720,133 – –
Financials 339,871,222 339,871,222 – –
Health Care 248,618,367 248,618,367 – –
Industrials 457,208,111 457,208,111 – –
Information Technology 274,483,743 274,483,743 – –
Materials 186,617,655 186,617,655 – –
Real Estate 78,741,488 78,741,488 – –
Utilities 102,992,757 102,992,757 – –
Subtotal Investments in Securities $ 2,200,014,739 $ 2,200,014,739 $ – $ –
Other Investments  * Total
Affiliated Short-Term Investments 53,352,914
Collateral Held for Securities Loaned 17,824,680
Subtotal Other Investments $ 71,177,594
Total Investments at Value $ 2,271,192,333
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Stock Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
6/30/2023
Shares Held at
6/30/2023
% of Net
Assets
6/30/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% $ 55,489 $ 109,465 $ 111,601 $ 53,353 5,335 2.4%
Total Affiliated Short-Term Investments 55,489 53,353 2.4
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 85,729 67,904 17,825 17,825 0.8
Total Collateral Held for Securities Loaned – 17,825 0.8
Total Value $ 55,489 $ 71,178
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 6/30/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% $– $– $ – $ 1,362
Total Income/Non Income Cash from Affiliated
Investments $ 1,362
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 55
Total Affiliated Income from Securities Loaned, Net $ 55
Total Value $– $– $ –

Mid Cap Value Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 99.4% ) Value
Communications Services (2.3%)
41,133 Imax Corporation
a
$ 698,849
41,744 Warner Brothers Discovery, Inc.
a
523,470
Total 1,222,319
Consumer Discretionary (10.5%)
4,453 Aptiv plc
a
454,607
17,682 Cedar Fair, LP 706,750
19,806 Cheesecake Factory, Inc. 684,891
7,618 D.R. Horton, Inc. 927,034
20,339 eBay, Inc. 908,950
6,589 Lear Corporation 945,851
22,336 Tapestry, Inc. 955,981
Total 5,584,064
Consumer Staples (6.3%)
6,011 Dollar Tree, Inc.
a
862,579
5,861 Lamb Weston Holdings, Inc. 673,722
9,897 Sysco Corporation 734,357
24,765 US Foods Holding Corporation
a
1,089,660
Total 3,360,318
Energy (7.1%)
35,728 Enterprise Products Partners, LP 941,433
9,646 Helmerich & Payne, Inc. 341,950
4,348 Marathon Petroleum Corporation 506,977
22,548 Noble Corporation plc
a
931,458
5,165 Pioneer Natural Resources
Company 1,070,085
Total 3,791,903
Financials (18.2%)
7,930 Allstate Corporation 864,687
2,805 Capital One Financial Corporation 306,783
39,552 Carlyle Group, Inc. 1,263,686
4,021 Cboe Global Markets, Inc. 554,938
9,557 Comerica, Inc. 404,835
34,235 Eastern Bankshares, Inc. 420,063
7,145 Enterprise Financial Services
Corporation 279,369
28,683 Equitable Holdings, Inc. 779,030
10,635 Fidelity National Information
Services, Inc. 581,734
6,543 M&T Bank Corporation 809,762
3,623 Raymond James Financial, Inc. 375,959
4,374 Selective Insurance Group, Inc. 419,685
16,594 Synovus Financial Corporation 501,969
8,703 Texas Capital Bancshares, Inc.
a
448,205
13,546 Voya Financial, Inc. 971,384
10,380 Wintrust Financial Corporation 753,796
Total 9,735,885
Health Care (8.2%)
34,572 Avantor, Inc.
a
710,109
21,638 Baxter International, Inc. 985,827
7,609 Cardinal Health, Inc. 719,583
4,548 Laboratory Corporation of America
Holdings 1,097,569
5,600 Universal Health Services, Inc. 883,512
Total 4,396,600
Industrials (16.6%)
6,640 AGCO Corporation 872,629
Shares Common Stock (99.4%) Value
Industrials (16.6%) - continued
24,926 Barnes Group, Inc. $ 1,051,628
8,421 Booz Allen Hamilton Holding
Corporation 939,784
4,046 Carlisle Companies, Inc. 1,037,920
4,234 General Dynamics Corporation 910,945
6,733 JB Hunt Transport Services, Inc. 1,218,875
2,890 Lincoln Electric Holdings, Inc. 574,041
28,877 Sensata Technologies Holding plc 1,299,176
25,886 Southwest Airlines Company 937,332
Total 8,842,330
Information Technology (9.3%)
10,110 CommVault Systems, Inc.
a
734,188
5,512 Jabil, Inc. 594,910
17,659 Juniper Networks, Inc. 553,257
25,971 Knowles Corporation
a
469,036
9,004 MKS Instruments, Inc. 973,332
4,649 ON Semiconductor Corporation
a
439,703
5,358 PTC, Inc.
a
762,443
11,042 Western Digital Corporation
a
418,823
Total 4,945,692
Materials (8.6%)
17,896 Alcoa Corporation 607,211
21,454 Axalta Coating Systems, Ltd.
a
703,906
18,024 Berry Plastics Group, Inc. 1,159,664
11,544 Celanese Corporation 1,336,795
11,530 CF Industries Holdings, Inc. 800,413
Total 4,607,989
Real Estate (7.0%)
2,995 AvalonBay Communities, Inc. 566,864
8,443 CBRE Group, Inc.
a
681,434
43,231 Healthcare Realty Trust, Inc. 815,337
54,379 Host Hotels & Resorts, Inc. 915,198
37,294 Kimco Realty Corporation 735,438
Total 3,714,271
Utilities (5.3%)
8,843 Alliant Energy Corporation 464,081
9,558 Constellation Energy Corporation 875,035
5,410 DTE Energy Company 595,208
33,831 NiSource, Inc. 925,278
Total 2,859,602
Total Common Stock
(cost $48,992,379) 53,060,973
Shares Short-Term Investments ( 0.7% ) Value
Thrivent Core Short-Term Reserve
Fund
37,019 5.460% 370,191
Total Short-Term Investments
(cost $370,191) 370,191
Total Investments (cost
$49,362,570) 100.1% $53,431,164
Other Assets and Liabilities, Net
(0.1%) (78,198)
Total Net Assets 100.0% $53,352,966
a Non-income producing security.

Mid Cap Value Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 7 ,039,933
Gross unrealized depreciation (2,876,102)
Net unrealized appreciation (depreciation) $ 4,163,831
Cost for federal income tax purposes $ 49,267,333
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2023, in valuing Mid Cap Value Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,222,319 1,222,319 – –
Consumer Discretionary 5,584,064 5,584,064 – –
Consumer Staples 3,360,318 3,360,318 – –
Energy 3,791,903 3,791,903 – –
Financials 9,735,885 9,735,885 – –
Health Care 4,396,600 4,396,600 – –
Industrials 8,842,330 8,842,330 – –
Information Technology 4,945,692 4,945,692 – –
Materials 4,607,989 4,607,989 – –
Real Estate 3,714,271 3,714,271 – –
Utilities 2,859,602 2,859,602 – –
Subtotal Investments in Securities $53,060,973 $53,060,973 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 370,191
Subtotal Other Investments $370,191
Total Investments at Value $53,431,164
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
6/30/2023
Shares Held at
6/30/2023
% of Net
Assets
6/30/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% $1,619 $9,629 $10,878 $370 37 0.7%
Total Affiliated Short-Term Investments 1,619 370 0.7
Total Value $1,619 $370
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 6/30/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% $– $– $ – $27
Total Income/Non Income Cash from Affiliated
Investments $27
Total Value $– $– $ –

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 1.3% )
a
Value
Basic Materials (<0.1%)
Asplundh Tree Expert, LLC, Term
Loan
$ 780,977
6.934%,  (LIBOR 1M +
1.750%), 9/4/2027
b
$ 778,540
Grinding Media, Inc., Term Loan
448,080
9.199%,  (LIBOR 1M +
4.000%), 10/12/2028
b
434,920
Hyperion Materials &
Technologies, Inc., Term Loan
396,878
9.583%,  (LIBOR 3M +
4.250%), 8/30/2028
b
392,663
INEOS US Petrochem, LLC, Term
Loan
1,170,740
7.967%,  (LIBOR 1M +
2.750%), 1/29/2026
b
1,166,935
Lummus Technology Holdings V,
LLC, Term Loan
409,497
8.717%,  (LIBOR 1M +
3.500%), 6/30/2027
b
405,550
Nouryon USA, LLC, Term Loan
874,692
8.068%,  (LIBOR 3M +
2.750%), 10/1/2025
b
873,599
Spectrum Group Buyer, Inc., Term
Loan
405,060
11.324%,  (TSFR1M +
6.500%), 5/19/2028
b
383,373
Total 4,435,580
Capital Goods (0.1%)
Ali Group North America
Corporation, Term Loan
612,732
7.198%,  (TSFR1M +
2.000%), 7/22/2029
b
612,273
Berry Global, Inc., Term Loan
752,687
6.972%,  (LIBOR 1M +
1.750%), 7/1/2026
b
751,535
Brookfield WEC Holdings, Inc.,
Term Loan
972,519
7.943%,  (LIBOR 1M +
2.750%), 8/1/2025
b
969,816
BW Holding, Inc., Term Loan
422,486
9.414%,  (LIBOR 1M +
4.000%), 12/14/2028
b
385,167
Charter Next Generation, Inc.,
Term Loan
742,401
8.967%,  (LIBOR 1M +
3.750%), 12/1/2027
b
735,905
Clydesdale Acquisition Holdings,
Inc., Term Loan
1,126,466
9.378%,  (TSFR1M +
4.175%), 4/13/2029
b
1,107,125
Cornerstone Building Brands, Inc.,
Term Loan
1,060,973
8.497%,  (LIBOR 1M +
3.250%), 4/12/2028
b
1,013,897
Emerald Debt Merger Sub, LLC,
Term Loan
836,212
8.264%,  (TSFR1M +
3.000%), 5/31/2030
b
835,425
Foley Products Company, LLC,
Term Loan
397,836
10.142%,  (SOFRRATE +
4.750%), 2/16/2029
b
392,863
Principal
Amount Bank Loans (1.3%)
a
Value
Capital Goods (0.1%) - continued
Ingersoll-Rand Services Company,
Term Loan
$ 652,938
6.953%,  (LIBOR 1M +
1.750%), 2/28/2027
b
$ 651,717
Quikrete Holdings, Inc., Term Loan
260,972
7.842%,  (LIBOR 1M +
2.625%), 1/31/2027
b
260,168
1,031,937
8.217%,  (LIBOR 1M +
3.000%), 3/18/2029
b
1,032,226
Smyrna Ready Mix Concrete, LLC,
Term Loan
790,419
9.453%,  (TSFR1M +
4.250%), 4/1/2029
b
789,431
TK Elevator U.S. Newco, Inc., Term
Loan
667,649
8.602%,  (LIBOR 6M +
3.500%), 7/31/2027
b
661,060
TransDigm, Inc., Term Loan
1,743,263
8.492%,  (TSFR1M +
3.250%), 8/24/2028
b,c,d
1,741,590
Vertiv Group Corporation, Term
Loan
652,977
7.943%,  (LIBOR 1M +
2.750%), 3/2/2027
b
649,915
Total 12,590,113
Communications Services (0.2%)
Altice France SA/France, Term
Loan
1,363,440
10.486%,  (TSFR1M +
5.500%), 8/31/2028
b
1,208,921
CCI Buyer, Inc., Term Loan
524,972
9.242%,  (LIBOR 3M +
4.000%), 12/17/2027
b
514,583
Cengage Learning, Inc., Term
Loan
435,277
9.880%,  (LIBOR 3M +
4.750%), 7/14/2026
b
425,919
Charter Communications
Operating, LLC, Term Loan
1,638,235
6.795%,  (LIBOR 1M +
1.750%), 2/1/2027
b
1,627,308
Clear Channel Outdoor Holdings,
Inc., Term Loan
1,216,024
8.807%,  (LIBOR 3M +
3.500%), 8/23/2026
b
1,159,126
Connect Finco SARL, Term Loan
396,923
8.700%,  (LIBOR 1M +
3.500%), 12/12/2026
b
396,304
Crown Subsea Communications
Holding, Inc., Term Loan
399,900
10.275%,  (LIBOR 1M +
5.000%), 4/27/2027
b
399,068
547,966
10.525%,  (TSFR1M +
5.000%), 4/27/2027
b
547,626
CSC Holdings, LLC, Term Loan
612,500
7.693%,  (LIBOR 1M +
2.500%), 4/15/2027
b
533,530
DIRECTV Financing, LLC, Term
Loan
1,516,778
10.217%,  (LIBOR 1M +
5.000%), 8/2/2027
b
1,481,179

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (1.3%)
a
Value
Communications Services (0.2%) - continued
Intelsat Jackson Holdings SA,
Term Loan
$ 795,085
9.444%,  (TSFR6M +
4.250%), 2/1/2029
b
$ 791,110
Level 3 Financing, Inc., Term Loan
684,000
6.967%,  (LIBOR 1M +
1.750%), 3/1/2027
b
635,696
Lumen Technologies, Inc., Term
Loan
840,312
7.467%,  (LIBOR 3M +
2.250%), 3/15/2027
b
644,940
MH Sub I, LLC, Term Loan
1,006,441
9.353%,  (TSFR1M +
4.250%), 5/3/2028
b
964,171
NEP Group, Inc., Term Loan
435,182
8.467%,  (LIBOR 1M +
3.250%), 10/20/2025
b
389,814
Playtika Holding Corporation, Term
Loan
524,972
7.943%,  (LIBOR 1M +
2.750%), 3/11/2028
b
522,415
Radiate Holdco, LLC, Term Loan
851,373
8.467%,  (LIBOR 1M +
3.250%), 9/25/2026
b
708,061
RLG Holdings, LLC, Term Loan
422,483
9.467%,  (LIBOR 1M +
4.250%), 7/8/2028
b
400,725
SBA Senior Finance II, LLC, Term
Loan
1,292,794
6.950%,  (LIBOR 1M +
1.750%), 4/11/2025
b
1,292,212
UPC Financing Partnership, Term
Loan
400,000
8.118%,  (LIBOR 1M +
2.925%), 1/31/2029
b
391,000
Virgin Media Bristol, LLC, Term
Loan
993,000
7.693%,  (LIBOR 1M +
2.500%), 1/31/2028
b
983,318
Zayo Group Holdings, Inc., Term
Loan
839,000
8.217%,  (LIBOR 1M +
3.000%), 3/9/2027
b
656,660
Ziggo Financing Partnership, Term
Loan
671,000
7.693%,  (LIBOR 1M +
2.500%), 4/30/2028
b
659,976
Total 17,333,662
Consumer Cyclical (0.3%)
1011778 B.C., ULC, Term Loan
1,625,368
6.943%,  (LIBOR 1M +
1.750%), 11/19/2026
b
1,612,495
AlixPartners, LLP, Term Loan
460,467
7.698%,  (LIBOR 1M +
2.500%), 2/4/2028
b
459,086
Allied Universal Holdco, LLC, Term
Loan
1,625,591
8.934%,  (LIBOR 1M +
3.750%), 5/14/2028
b
1,577,734
Principal
Amount Bank Loans (1.3%)
a
Value
Consumer Cyclical (0.3%) - continued
Alterra Mountain Company, Term
Loan
$ 512,091
8.693%,  (LIBOR 1M +
3.500%), 8/17/2028
b
$ 510,171
Arches Buyer, Inc., Term Loan
282,551
8.434%,  (LIBOR 1M +
3.250%), 12/6/2027
b
272,221
Belron Luxembourg SARL, Term
Loan
375,000
7.832%,  (TSFR1M +
2.750%), 4/13/2029
b
374,768
Caesars Entertainment, Inc., Term
Loan
1,000,493
8.453%,  (TSFR1M +
3.250%), 2/6/2030
b
999,582
Carnival Corporation, Term Loan
850,277
8.217%,  (LIBOR 1M +
3.000%), 6/30/2025
b
848,415
442,630
8.467%,  (LIBOR 1M +
3.250%), 10/18/2028
b
438,203
Cinemark USA, Inc., Term Loan
435,853
9.055%,  (TSFR1M +
3.750%), 5/24/2030
b
432,994
Clarios Global, LP, Term Loan
905,797
8.853%,  (TSFR1M +
3.750%), 5/4/2030
b
902,681
Crocs, Inc., Term Loan
400,901
8.863%,  (TSFR1M +
3.500%), 2/19/2029
b
401,495
Delta 2 Lux SARL, Term Loan
968,000
8.103%,  (TSFR1M +
3.000%), 1/15/2030
b
967,516
Ensemble RCM, LLC, Term Loan
366,000
0.000%,  (TSFR1M +
3.850%), 8/1/2026
b,c,d
365,543
Fertitta Entertainment, LLC/NV,
Term Loan
396,985
9.103%,  (TSFR1M +
4.000%), 1/27/2029
b
391,280
First Brands Group, LLC, Term
Loan
520,992
10.252%,  (TSFR6M +
5.000%), 3/30/2027
b
508,947
Go Daddy Operating Company,
LLC, Term Loan
641,775
8.103%,  (TSFR1M +
3.000%), 11/10/2029
b
642,641
Great Outdoors Group, LLC, Term
Loan
909,061
8.943%,  (LIBOR 1M +
3.750%), 3/5/2028
b
901,106
Harbor Freight Tools USA, Inc.,
Term Loan
808,852
7.967%,  (LIBOR 1M +
2.750%), 10/19/2027
b
796,833
Hilton Worldwide Finance, LLC,
Term Loan
980,000
6.939%,  (LIBOR 1M +
1.750%), 6/21/2026
b
978,510
IRB Holding Corporation, Term
Loan
937,254
8.203%,  (TSFR1M +
3.000%), 12/15/2027
b
929,934

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (1.3%)
a
Value
Consumer Cyclical (0.3%) - continued
Petco Health & Wellness
Company, Inc., Term Loan
$ 422,266
8.754%,  (LIBOR 3M +
3.250%), 3/4/2028
b
$ 418,761
PetSmart, LLC, Term Loan
1,283,468
8.953%,  (LIBOR 1M +
3.750%), 2/12/2028
b
1,279,194
Pilot Travel Centers, LLC, Term
Loan
1,094,997
7.203%,  (TSFR1M +
2.000%), 8/6/2028
b
1,092,260
Prime Security Services Borrower,
LLC, Term Loan
1,305,980
7.943%,  (LIBOR 1M +
2.750%), 9/23/2026
b
1,304,791
Scientific Games Holdings, LP,
Term Loan
665,967
8.421%,  (TSFR1M +
3.500%), 4/4/2029
b
657,143
Scientific Games International,
Inc., Term Loan
985,534
8.248%,  (TSFR1M +
3.000%), 4/14/2029
b
982,912
Staples, Inc., Term Loan
267,151
9.799%,  (LIBOR 3M +
4.500%), 9/12/2024
b
263,256
641,658
10.299%,  (LIBOR 3M +
5.000%), 4/12/2026
b
547,116
Stars Group Holdings BV, Term
Loan
384,068
7.754%,  (LIBOR 3M +
2.250%), 7/21/2026
b
383,734
Uber Technologies, Inc., Term
Loan
472,011
8.018%,  (TSFR1M +
2.750%), 3/3/2030
b
471,634
UFC Holdings, LLC, Term Loan
640,893
8.050%,  (LIBOR 3M +
2.750%), 4/29/2026
b
639,733
Total 23,352,689
Consumer Non-Cyclical (0.2%)
AI Aqua Merger Sub, Inc., Term
Loan
1,046,925
8.896%,  (TSFR1M +
3.750%), 7/30/2028
b
1,026,510
Alltech, Inc., Term Loan
396,878
9.215%,  (LIBOR 1M +
4.000%), 10/15/2028
b
382,491
Aramark Services, Inc., Term Loan
436,170
7.717%,  (TSFR1M +
2.500%), 6/13/2030
b
435,625
Bausch + Lomb Corporation, Term
Loan
1,024,241
8.592%,  (TSFR1M +
3.250%), 5/10/2027
b
992,233
Chobani, LLC, Term Loan
409,641
8.717%,  (LIBOR 1M +
3.500%), 10/23/2027
b
406,908
DaVita, Inc., Term Loan
328,336
6.967%,  (LIBOR 1M +
1.750%), 8/12/2026
b
323,208
Principal
Amount Bank Loans (1.3%)
a
Value
Consumer Non-Cyclical (0.2%) - continued
Elanco Animal Health, Inc., Term
Loan
$ 517,986
7.010%,  (LIBOR 1M +
1.750%), 8/1/2027
b
$ 508,113
Froneri U.S., Inc., Term Loan
998,281
7.453%,  (LIBOR 3M +
2.250%), 1/31/2027
b
991,543
Gainwell Acquisition Corporation,
Term Loan
1,417,730
9.342%,  (LIBOR 3M +
4.000%), 10/1/2027
b
1,394,692
ICON Luxembourg SARL, Term
Loan
1,123,785
7.753%,  (LIBOR 3M +
2.250%), 7/1/2028
b
1,123,145
Jazz Financing Lux SARL, Term
Loan
1,292,029
8.693%,  (LIBOR 1M +
3.500%), 5/5/2028
b
1,289,948
LifePoint Health, Inc., Term Loan
568,000
9.023%,  (LIBOR 3M +
3.750%), 11/16/2025
b
524,929
Medline Borrower, LP, Term Loan
2,369,007
8.467%,  (LIBOR 1M +
3.250%), 10/21/2028
b
2,340,129
Organon & Company, Term Loan
1,186,348
8.250%,  (LIBOR 1M +
3.000%), 6/2/2028
b
1,184,498
Packaging Coordinators Midco,
Inc., Term Loan
389,010
9.003%,  (LIBOR 3M +
3.500%), 11/30/2027
b
382,872
Phoenix Newco, Inc., Term Loan
901,439
8.404%,  (LIBOR 1M +
3.250%), 11/15/2028
b,c,d
893,326
PRA Health Sciences, Inc., Term
Loan
279,992
7.754%,  (LIBOR 3M +
2.250%), 7/1/2028
b
279,832
Reynolds Consumer Products,
LLC, Term Loan
780,087
6.953%,  (LIBOR 1M +
1.750%), 2/4/2027
b
779,026
Select Medical Corporation, Term
Loan
658,000
7.703%,  (LIBOR 1M +
2.500%), 3/6/2025
b
655,861
Sotera Health Holdings, LLC, Term
Loan
817,400
8.023%,  (LIBOR 3M +
2.750%), 12/11/2026
b
803,610
Total 16,718,499
Energy (<0.1%)
Buckeye Partners, LP, Term Loan
652,977
7.453%,  (LIBOR 1M +
2.250%), 11/1/2026
b
647,741
CQP Holdco, LP, Term Loan
1,306,005
8.693%,  (LIBOR 1M +
3.500%), 6/4/2028
b
1,302,740
GIP II Blue Holding, LP, Term Loan
311,440
9.717%,  (LIBOR 3M +
4.500%), 9/29/2028
b
311,885

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (1.3%)
a
Value
Energy (<0.1%) - continued
GIP III Stetson I, LP, Term Loan
$ 358,045
9.453%,  (LIBOR 1M +
4.250%), 7/18/2025
b
$ 357,150
Oryx Midstream Services Permian
Basin, LLC, Term Loan
299,452
8.539%,  (LIBOR 3M +
3.250%), 10/5/2028
b
298,518
Total 2,918,034
Financials (0.1%)
Acrisure, LLC, Term Loan
614,239
8.693%,  (LIBOR 1M +
3.500%), 2/15/2027
b
595,154
Alliant Holdings Intermediate, LLC,
Term Loan
256,040
8.647%,  (TSFR1M +
3.500%), 11/6/2027
b
254,227
AmWINS Group, Inc., Term Loan
985,424
7.443%,  (LIBOR 1M +
2.250%), 2/19/2028
b
975,452
Asurion, LLC, Term Loan
713,511
8.788%,  (LIBOR 3M +
3.250%), 12/23/2026
b
686,041
586,500
8.788%,  (LIBOR 3M +
3.250%), 7/31/2027
b
553,920
Edelman Financial Engines Center,
LLC, Term Loan
268,942
8.943%,  (LIBOR 1M +
3.750%), 4/7/2028
b
261,783
First Eagle Holdings, Inc., Term
Loan
268,854
8.038%,  (LIBOR 3M +
2.500%), 2/2/2027
b
264,148
FleetCor Technologies Operating
Company, LLC, Term  Loan
524,986
6.952%,  (LIBOR 1M +
1.750%), 4/30/2028
b
520,393
Focus Financial Partners, LLC,
Term Loan
447,744
8.353%,  (TSFR1M +
3.250%), 6/30/2028
b
443,764
Howden Group Holdings, Ltd.,
Term Loan
268,931
8.500%,  (LIBOR 1M +
3.250%), 11/12/2027
b
266,990
HUB International, Ltd., Term Loan
1,159,000
9.326%,  (TSFR1M +
4.250%), 6/20/2030
b,c,d
1,161,098
Hudson River Trading, LLC, Term
Loan
281,838
8.217%,  (TSFR1M +
3.000%), 3/18/2028
b
273,664
Jane Street Group, LLC, Term
Loan
524,962
7.967%,  (LIBOR 1M +
2.750%), 1/26/2028
b
523,277
Sedgwick Claims Management
Services, Inc., Term Loan
436,406
8.853%,  (TSFR1M +
3.750%), 2/24/2028
b
433,338
Trans Union, LLC, Term Loan
843,347
7.467%,  (LIBOR 1M +
2.250%), 12/1/2028
b
840,623
Principal
Amount Bank Loans (1.3%)
a
Value
Financials (0.1%) - continued
USI, Inc./NY, Term Loan
$ 972,650
8.992%,  (TSFR1M +
3.750%), 11/22/2029
b
$ 970,218
VFH Parent, LLC, Term Loan
396,000
8.189%,  (TSFR1M +
3.000%), 1/13/2029
b
393,897
Total 9,417,987
Technology (0.3%)
Amentum Government Services
Holdings, LLC, Term  Loan
653,053
9.147%,  (TSFR1M +
4.000%), 2/15/2029
b,e
636,726
AthenaHealth Group, Inc., Delayed
Draw
155,406
0.000%,  (TSFR1M +
3.500%), 2/15/2029
b,c,d
149,384
AthenaHealth Group, Inc., Term
Loan
1,261,847
8.589%,  (PRIME + 3.500%),
2/15/2029
b
1,212,950
Boxer Parent Company, Inc., Term
Loan
997,190
8.948%,  (LIBOR 1M +
3.750%), 10/2/2025
b
988,176
Central Parent, Inc., Term Loan
1,168,130
9.492%,  (TSFR3M +
4.250%), 7/6/2029
b
1,164,088
Cloud Software Group, Inc., Term
Loan
708,225
9.842%,  (TSFR3M +
4.500%), 3/30/2029
b
661,305
Coherent Corporation, Term Loan
603,157
7.967%,  (LIBOR 3M +
2.750%), 7/1/2029
b
600,895
CommScope, Inc., Term Loan
395,772
8.467%,  (LIBOR 1M +
3.250%), 4/4/2026
b
378,358
CoreLogic, Inc., Term Loan
514,382
8.750%,  (LIBOR 1M +
3.500%), 6/2/2028
b
463,716
Cornerstone OnDemand, Inc.,
Term Loan
716,558
9.254%,  (LIBOR 1M +
3.750%), 10/15/2028
b
666,850
Dcert Buyer, Inc., Term Loan
793,846
9.264%,  (LIBOR 6M +
4.000%), 10/16/2026
b
785,662
Dun & Bradstreet Corporation,
Term Loan
780,825
8.434%,  (LIBOR 1M +
3.250%), 2/8/2026
b
781,020
Entegris, Inc., Term Loan
572,996
7.952%,  (TSFR1M +
2.750%), 7/6/2029
b
573,357
Gen Digital, Inc., Term Loan
754,496
7.202%,  (TSFR1M +
2.000%), 9/12/2029
b
750,255
Genesys Cloud Services Holdings
II, LLC, Term Loan
654,651
9.201%,  (LIBOR 1M +
4.000%), 12/1/2027
b
652,314

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (1.3%)
a
Value
Technology (0.3%) - continued
Hyland Software, Inc., Term Loan
$ 652,859
8.693%,  (LIBOR 1M +
3.500%), 7/1/2024
b
$ 646,984
Informatica, LLC, Term Loan
653,040
8.000%,  (LIBOR 1M +
2.750%), 10/29/2028
b
650,794
Ingram Micro, Inc., Term Loan
486,420
9.038%,  (LIBOR 3M +
3.500%), 7/2/2028
b
484,295
Magenta Buyer, LLC, Term Loan
706,414
10.030%,  (LIBOR 3M +
4.750%), 7/27/2028
b
529,514
McAfee Corporation, Term Loan
1,344,812
9.010%,  (TSFR1M +
3.750%), 3/1/2029
b
1,283,731
Mitchell International, Inc., Term
Loan
819,774
8.943%,  (LIBOR 1M +
3.750%), 10/15/2028
b
799,689
MKS Instruments, Inc., Term Loan
1,178,098
7.939%,  (TSFR1M +
2.750%), 8/17/2029
b
1,178,097
Open Text Corporation, Term Loan
1,012,910
8.703%,  (TSFR1M +
3.500%), 1/31/2030
b
1,017,134
Peraton Corporation, Term Loan
2,035,471
8.953%,  (LIBOR 1M +
3.750%), 2/1/2028
b
1,995,861
Polaris Newco, LLC, Term Loan
1,178,008
9.538%,  (LIBOR 3M +
4.000%), 6/4/2028
b
1,081,800
Proofpoint, Inc., Term Loan
870,373
8.467%,  (LIBOR 1M +
3.250%), 8/31/2028
b
850,789
RealPage, Inc., Term Loan
665,917
8.198%,  (LIBOR 1M +
3.000%), 4/22/2028
b
650,767
SS&C Technologies, Inc., Term
Loan
65,169
6.967%,  (LIBOR 1M +
1.750%), 4/16/2025
b
65,094
61,391
6.967%,  (LIBOR 1M +
1.750%), 4/16/2025
b
61,320
498,265
6.967%,  (LIBOR 1M +
1.750%), 4/16/2025
b
497,557
Tempo Acquisition, LLC, Term
Loan
640,126
8.102%,  (TSFR1M +
3.000%), 8/31/2028
b
640,126
UKG, Inc., Term Loan
1,395,375
8.271%,  (LIBOR 2M +
3.250%), 5/3/2026
b
1,367,900
Verscend Holding Corporation,
Term Loan
959,858
9.217%,  (LIBOR 1M +
4.000%), 8/27/2025
b
958,457
Total 25,224,965
Principal
Amount Bank Loans (1.3%)
a
Value
Transportation (0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
$ 1,586,700
10.000%,  (LIBOR 3M +
4.750%), 4/20/2028
b
$ 1,618,434
Air Canada, Term Loan
1,242,068
8.839%,  (LIBOR 3M +
3.500%), 8/11/2028
b
1,240,292
Apple Bidco, LLC, Term Loan
411,456
7.967%,  (TSFR1M +
4.000%), 9/23/2028
b
407,489
Brown Group Holding, LLC, Term
Loan
524,708
7.703%,  (LIBOR 1M +
2.500%), 6/7/2028
b
516,181
Genesee & Wyoming, Inc., Term
Loan
652,938
7.342%,  (LIBOR 3M +
2.000%), 12/30/2026
b
651,920
Mileage Plus Holdings, LLC, Term
Loan
720,000
10.764%,  (LIBOR 3M +
5.250%), 6/20/2027
b
747,151
SkyMiles IP, Ltd., Term Loan
1,253,700
9.060%,  (LIBOR 3M +
3.750%), 10/20/2027
b
1,301,002
United Airlines, Inc., Term Loan
812,606
9.292%,  (LIBOR 3M +
3.750%), 4/21/2028
b
811,030
Total 7,293,499
Utilities (<0.1%)
PG&E Corporation, Term Loan
960,474
8.217%,  (LIBOR 1M +
3.000%), 6/23/2025
b
958,245
Total 958,245
Total Bank Loans
(cost $120,322,322) 120,243,273
Shares
Registered Investment
Companies ( 41.2% ) Value
U.S. Affiliated  (40.7%)
21,951,577 Thrivent Core Emerging Markets
Debt Fund 168,368,598
5,867,275 Thrivent Core Emerging Markets
Equity Fund 50,399,892
20,933,614 Thrivent Core Low Volatility Equity
Fund 242,620,584
12,966,499 Thrivent Core Mid Cap Value Fund 130,183,651
15,635,485 Thrivent Core Small Cap Value
Fund 143,846,466
37,945,041 Thrivent Global Stock Portfolio 484,288,767
27,336,060 Thrivent High Yield Portfolio 110,126,053
41,960,130 Thrivent Income Portfolio 361,024,955
30,984,040 Thrivent International Allocation
Portfolio 275,984,135
5,034,407 Thrivent International Index
Portfolio 63,563,917
46,029,861 Thrivent Large Cap Value Portfolio 941,839,998
21,237,121 Thrivent Limited Maturity Bond
Portfolio 199,431,430
24,713,806 Thrivent Mid Cap Stock Portfolio 467,718,659

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (41.2%) Value
U.S. Affiliated  (40.7%)- continued
9,521,736 Thrivent Small Cap Stock Portfolio $ 158,308,380
Total 3,797,705,485
U.S. Unaffiliated  (0.5%)
28,982 Communication Services Select
Sector SPDR Fund 1,886,148
11,405 Invesco QQQ Trust Series 1 4,213,235
6,636 iShares Russell 2000 Growth Index
Fund 1,610,292
33,853 SPDR Bloomberg High Yield Bond
ETF 3,115,492
73,473 SPDR S&P 500 ETF Trust 32,569,111
38,618 SPDR S&P Biotech ETF 3,213,018
9,029 SPDR S&P Oil & Gas Exploration
ETF 1,163,206
Total 47,770,502
Total Registered Investment
Companies (cost $3,402,335,917) 3,845,475,987
Shares Common Stock ( 25.1% ) Value
Communications Services (1.9%)
80,388 Alphabet, Inc., Class A
f
9,622,444
560,236 Alphabet, Inc., Class C
f
67,771,749
29,519 AMC Networks, Inc.
f
352,752
11,780 Bumble, Inc.
f
197,668
98 Cable One, Inc. 64,394
282,853 Comcast Corporation 11,752,542
20,205 DISH Network Corporation
f
133,151
23,997 EchoStar Corporation
f
416,108
988 Electronic Arts, Inc. 128,144
27,881 Emerald Holding, Inc.
f
114,312
11,384 Entravision Communications
Corporation 49,976
30,681 Frontier Communications Parent,
Inc.
f
571,894
71,656 iHeartMedia, Inc.
f
260,828
19,001 Imax Corporation
f
322,827
8,806 Interpublic Group of Companies,
Inc. 339,735
1,431 Liberty Broadband Corporation,
Class C
f
114,637
45,465 Liberty Global plc, Class A
f
766,540
113,883 Liberty Global plc, Class C
f
2,023,701
28,558 Liberty Latin America, Ltd., Class
A
f
249,882
2,738 Liberty Latin America, Ltd., Class
C
f
23,602
6,695 Live Nation Entertainment, Inc.
f
609,981
5,001 Match Group, Inc.
f
209,292
124,667 Meta Platforms, Inc.
f
35,776,936
42,085 Netflix, Inc.
f
18,538,022
10,768 New York Times Company 424,044
7,533 Omnicom Group, Inc. 716,765
213,337 QuinStreet, Inc.
f
1,883,766
8,718 Shutterstock, Inc. 424,305
5,420 TechTarget, Inc.
f
168,725
22,692 Telephone and Data Systems, Inc. 186,755
16,650 Trade Desk, Inc.
f
1,285,713
5,433 Tripadvisor, Inc.
f
89,590
63,239 Verizon Communications, Inc. 2,351,858
67,352 Walt Disney Company
f
6,013,186
123,677 Warner Brothers Discovery, Inc.
f
1,550,910
Shares Common Stock (25.1%) Value
Communications Services (1.9%) - continued
11,378 Windstream Services, LLC
f
$ 108,091
788 Yelp, Inc.
f
28,691
65,917 Ziff Davis, Inc.
f
4,618,145
7,983 ZipRecruiter, Inc.
f
141,778
127,351 ZoomInfo Technologies, Inc.
f
3,233,442
Total 173,636,881
Consumer Discretionary (3.0%)
22,976 2U, Inc.
f
92,593
521,847 Amazon.com, Inc.
f
68,027,975
4,379 American Axle & Manufacturing
Holdings, Inc.
f
36,214
48,296 Aptiv plc
f
4,930,539
25,169 Autoliv, Inc. 2,140,372
179 AutoNation, Inc.
f
29,465
6,650 Beazer Homes USA, Inc.
f
188,129
3,500 Best Buy Company, Inc. 286,825
14,216 Bloomin' Brands, Inc. 382,268
3,501 Booking Holdings, Inc.
f
9,453,855
28,748 Boot Barn Holdings, Inc.
f
2,434,668
2,675 Boyd Gaming Corporation 185,565
5,158 Brunswick Corporation 446,889
14,269 Buckle, Inc. 493,707
5,366 Cedar Fair, LP 214,479
14,685 Cheesecake Factory, Inc. 507,807
2,934 Chegg, Inc.
f
26,054
17,006 Chico's FAS, Inc.
f
90,982
2,602 Chipotle Mexican Grill, Inc.
f
5,565,678
223,234 Clarus Corporation 2,040,359
20,147 Container Store Group, Inc.
f
63,262
92,532 Cooper-Standard Holdings, Inc.
f
1,319,506
1,658 Crocs, Inc.
f
186,426
7,719 Culp, Inc.
f
38,363
20,165 D.R. Horton, Inc. 2,453,879
57,255 Dana, Inc. 973,335
33,722 Darden Restaurants, Inc. 5,634,272
5,573 Deckers Outdoor Corporation
f
2,940,649
26,323 Designer Brands, Inc.
g
265,862
28,150 Domino's Pizza, Inc. 9,486,269
1,911 Dorman Products, Inc.
f
150,644
9,654 eBay, Inc. 431,437
252,914 Everi Holdings, Inc.
f
3,657,136
35,346 Five Below, Inc.
f
6,946,903
63,246 Ford Motor Company 956,912
22,261 Fox Factory Holding Corporation
f
2,415,541
52,509 Gap, Inc. 468,905
129,337 General Motors Company 4,987,235
31,780 Gentex Corporation 929,883
88,733 Goodyear Tire & Rubber Company
f
1,213,867
1,190 Grand Canyon Education, Inc.
f
122,820
10,677 Green Brick Partners, Inc.
f
606,454
37,524 Harley-Davidson, Inc. 1,321,220
1,549 Hibbet, Inc. 56,213
6,152 Hilton Grand Vacations, Inc.
f
279,547
30,772 Hilton Worldwide Holdings, Inc. 4,478,865
87,238 Home Depot, Inc. 27,099,612
12,339 Hyatt Hotels Corporation 1,413,803
3,873 KB Home 200,273
27,406 Laureate Education, Inc. 331,339
8,401 La-Z-Boy, Inc. 240,605
13,280 Lear Corporation 1,906,344
2,888 Lennar Corporation 361,895
15,502 Lowe's Companies, Inc. 3,498,801
534 Lululemon Athletica, Inc.
f
202,119
5,515 M/I Homes, Inc.
f
480,853

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (25.1%) Value
Consumer Discretionary (3.0%) - continued
12,329 Macy's, Inc. $ 197,880
591 Malibu Boats, Inc.
f
34,668
19,062 MarineMax, Inc.
f
651,158
2,805 Marriott International, Inc./MD 515,250
409 Marriott Vacations Worldwide
Corporation 50,192
18,766 McDonald's Corporation 5,599,962
787 Meritage Homes Corporation 111,967
12,390 MGM Resorts International 544,169
9,178 Modine Manufacturing Company
f
303,058
21,550 Mohawk Industries, Inc.
f
2,223,098
45,639 Nordstrom, Inc. 934,230
586 NVR, Inc.
f
3,721,463
6,895 ODP Corporation
f
322,824
13,510 O'Reilly Automotive, Inc.
f
12,906,103
2,143 Oxford Industries, Inc. 210,914
37,875 Papa John's International, Inc. 2,796,311
6,703 PENN Entertainment, Inc.
f
161,073
76,653 Planet Fitness, Inc.
f
5,169,478
14,887 Playa Hotels and Resorts NV
f
121,180
12,602 Polaris, Inc. 1,523,960
357 Pool Corporation 133,746
3,801 PulteGroup, Inc. 295,262
12,041 PVH Corporation 1,023,124
8,538 Ross Stores, Inc. 957,366
2,386 Royal Caribbean Cruises, Ltd.
f
247,524
5,693 SeaWorld Entertainment, Inc.
f
318,865
4,987 Six Flags Entertainment
Corporation
f
129,562
54,611 Skyline Champion Corporation
f
3,574,290
16,712 Sonos, Inc.
f
272,907
22,931 Sony Group Corporation ADR 2,064,707
120,629 Stoneridge, Inc.
f
2,273,857
2,034 Taylor Morrison Home Corporation
f
99,198
128,641 Tesla, Inc.
f
33,674,355
6,412 Texas Roadhouse, Inc. 719,939
170,622 ThredUp, Inc.
f
416,318
1,441 TopBuild Corporation
f
383,335
38,621 Travel + Leisure Company 1,557,971
1,502 Ulta Beauty, Inc.
f
706,834
18,731 Upbound Group, Inc. 583,096
285 Vail Resorts, Inc. 71,752
5,881 Vera Bradley, Inc.
f
37,580
7,249 Visteon Corporation
f
1,041,029
24,904 Wendy's Company 541,662
10,926 Wingstop, Inc. 2,186,948
30,257 Wyndham Hotels & Resorts, Inc. 2,074,722
5,030 Zumiez, Inc.
f
83,800
Total 279,264,159
Consumer Staples (1.1%)
80,691 Altria Group, Inc. 3,655,302
82,793 BJ's Wholesale Club Holdings,
Inc.
f
5,216,787
2,424 Boston Beer Company, Inc.
f
747,659
4,148 Cal-Maine Foods, Inc. 186,660
13,909 Casey's General Stores, Inc. 3,392,127
48,371 Celsius Holdings, Inc.
f
7,216,469
22,915 Coca-Cola Company 1,379,941
42,686 Colgate-Palmolive Company 3,288,529
147,055 Coty, Inc.
f
1,807,306
2,473 Darling Ingredients, Inc.
f
157,753
48,712 e.l.f. Beauty, Inc.
f
5,564,372
7,814 Edgewell Personal Care Company 322,796
27,345 Flowers Foods, Inc. 680,344
Shares Common Stock (25.1%) Value
Consumer Staples (1.1%) - continued
3,223 Hain Celestial Group, Inc.
f
$ 40,320
427 Hershey Company 106,622
49,765 Hormel Foods Corporation 2,001,548
1,905 Ingredion, Inc. 201,835
13,032 J & J Snack Foods Corporation 2,063,748
2,441 John B. Sanfilippo & Son, Inc. 286,256
21,728 Kroger Company 1,021,216
56,503 Lamb Weston Holdings, Inc. 6,495,020
23,010 Lancaster Colony Corporation 4,627,081
60,331 Mondelez International, Inc. 4,400,543
1,575 PepsiCo, Inc. 291,722
149,250 Philip Morris International, Inc. 14,569,785
12,518 Post Holdings, Inc.
f
1,084,685
17,480 Primo Water Corporation 219,199
27,430 Procter & Gamble Company 4,162,228
261 Seneca Foods Corporation
f
8,529
28,205 Sysco Corporation 2,092,811
96,011 Turning Point Brands, Inc. 2,305,224
23,729 Tyson Foods, Inc. 1,211,128
172,459 US Foods Holding Corporation
f
7,588,196
101,185 Walmart, Inc. 15,904,258
Total 104,297,999
Energy (0.9%)
37,137 Antero Midstream Corporation 430,789
17,366 APA Corporation 593,396
16,296 Archrock, Inc. 167,034
6,674 Baker Hughes Company 210,965
64,691 BP plc ADR 2,282,945
10,319 Cactus, Inc. 436,700
6,850 California Resources Corporation 310,237
10,205 Cheniere Energy, Inc. 1,554,834
2,681 Chesapeake Energy Corporation 224,346
8,026 Chevron Corporation 1,262,891
3,535 Chord Energy Corporation 543,683
673 Civitas Resources, Inc. 46,686
28,233 Clean Energy Fuels Corporation
f
140,036
3,259 Comstock Resources, Inc. 37,804
29,505 ConocoPhillips 3,057,013
6,020 CVR Energy, Inc. 180,359
30,209 Devon Energy Corporation 1,460,303
88,655 Enterprise Products Partners, LP 2,336,059
12,579 EQT Corporation 517,374
4,254 Evolution Petroleum Corporation 34,330
71,021 Exxon Mobil Corporation 7,617,002
250 Gulfport Energy Corporation
f
26,268
411,918 Halliburton Company 13,589,175
3,605 Helmerich & Payne, Inc. 127,797
8,093 HF Sinclair Corporation 361,029
52,259 International Seaways, Inc. 1,998,384
94,694 Liberty Energy, Inc. 1,266,059
12,779 Magnolia Oil & Gas Corporation 267,081
13,668 Marathon Oil Corporation 314,637
48,497 Marathon Petroleum Corporation 5,654,750
64,261 Matador Resources Company 3,362,136
83,519 NOV, Inc. 1,339,645
1,787 ONEOK, Inc. 110,294
11,953 Ovintiv, Inc. 455,051
33,443 Par Pacific Holdings, Inc.
f
889,918
9,029 Patterson-UTI Energy, Inc. 108,077
29,904 PBF Energy, Inc. 1,224,270
15,963 Phillips 66 1,522,551
56,824 Pioneer Natural Resources
Company 11,772,796
121,702 ProPetro Holding Corporation
f
1,002,824

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (25.1%) Value
Energy (0.9%) - continued
1,777 Range Resources Corporation $ 52,244
65,516 RPC, Inc. 468,439
23,716 SM Energy Company 750,137
5,886 Solaris Oilfield Infrastructure, Inc. 49,030
8,763 Southwestern Energy Company
f
52,666
81,319 Talos Energy, Inc.
f
1,127,895
466,072 TechnipFMC plc
f
7,746,117
32,501 U.S. Silica Holdings, Inc.
f
394,237
24,085 Valero Energy Corporation 2,825,171
44,894 Viper Energy Partners, LP 1,204,506
10,876 Williams Companies, Inc. 354,884
Total 83,862,854
Financials (3.3%)
80,500 AGNC Investment Corporation 815,465
8,415 Allstate Corporation 917,572
19,656 Ally Financial, Inc. 530,909
19,445 Amalgamated Financial
Corporation 312,870
2,030 Amerant Bancorp, Inc. 34,896
66,461 American Express Company 11,577,506
5,732 American Financial Group, Inc. 680,675
29,743 American International Group, Inc. 1,711,412
29,296 Ameriprise Financial, Inc. 9,730,959
13,477 Ameris Bancorp 461,048
14,198 Annaly Capital Management, Inc. 284,102
149 Apollo Global Management, Inc. 11,445
5,833 Arch Capital Group, Ltd.
f
436,600
21,595 Arthur J. Gallagher & Company 4,741,614
10,121 Artisan Partners Asset
Management, Inc. 397,857
29,650 Associated Banc-Corp 481,219
2,807 Assurant, Inc. 352,896
10,911 Assured Guaranty, Ltd. 608,834
548 Axos Financial, Inc.
f
21,613
23,490 Banc of California, Inc. 272,014
166,848 Bank of America Corporation 4,786,869
13,868 Bank of Marin Bancorp 245,048
5,616 Bank of N.T. Butterfield & Son, Ltd. 153,654
67,607 Bank of New York Mellon
Corporation 3,009,864
6,904 Bank OZK 277,265
7,498 BankFinancial Corporation 61,334
18,124 BankUnited, Inc. 390,572
8,026 Banner Corporation 350,495
2,413 BayCom Corporation 40,249
14,117 BCB Bancorp, Inc. 165,734
24,676 Berkshire Hathaway, Inc.
f
8,414,516
3,384 BlackRock, Inc. 2,338,818
638 BOK Financial Corporation 51,538
13,198 Bridgewater Bancshares, Inc.
f
130,000
21,644 Brighthouse Financial, Inc.
f
1,024,843
9,213 Brookline Bancorp, Inc. 80,522
7,932 Business First Bancshares, Inc. 119,535
9,375 Byline Bancorp, Inc. 169,594
20,260 Cadence Bank 397,906
14,218 Capital One Financial Corporation 1,555,023
153,745 Carlyle Group, Inc. 4,912,153
2,245 Cathay General Bancorp 72,267
12,143 Cboe Global Markets, Inc. 1,675,855
47,946 Central Pacific Financial
Corporation 753,232
1,294 Central Valley Community Bancorp 19,992
21,986 Charles Schwab Corporation 1,246,166
13,862 Chubb, Ltd. 2,669,267
Shares Common Stock (25.1%) Value
Financials (3.3%) - continued
32,729 Citigroup, Inc. $ 1,506,843
9,222 Citizens Financial Group, Inc. 240,510
11,929 CNB Financial Corporation 210,547
191,074 Columbia Banking System, Inc. 3,874,981
53,810 Comerica, Inc. 2,279,392
8,986 Commerce Bancshares, Inc. 437,618
2,249 Community Bank System, Inc. 105,433
19,335 Community Trust Bancorp, Inc. 687,746
22,697 ConnectOne Bancorp, Inc. 376,543
4,663 CrossFirst Bankshares, Inc.
f
46,630
4,745 Cullen/Frost Bankers, Inc. 510,230
30,401 Customers Bancorp, Inc.
f
919,934
27,588 CVB Financial Corporation 366,369
28,636 Dime Community Bancshares, Inc. 504,853
13,056 Discover Financial Services 1,525,594
18,361 Eagle Bancorp, Inc. 388,519
17,231 East West Bancorp, Inc. 909,624
33,786 Eastern Bankshares, Inc. 414,554
19,127 Ellington Residential Mortgage
REIT 137,906
5,844 Employers Holdings, Inc. 218,624
10,904 Enova International, Inc.
f
579,220
920 Enterprise Financial Services
Corporation 35,972
5,760 Equity Bancshares, Inc. 131,213
537 Erie Indemnity Company 112,775
5,722 Euronet Worldwide, Inc.
f
671,591
20,806 F.N.B. Corporation 238,021
43,782 Federated Hermes, Inc. 1,569,585
8,202 Fidelity National Information
Services, Inc. 448,649
5,695 Fifth Third Bancorp 149,266
17,454 Financial Institutions, Inc. 274,726
37,528 First Bancorp/Puerto Rico 458,592
53 First Citizens BancShares, Inc. 68,023
3,896 First Commonwealth Financial
Corporation 49,284
7,228 First Financial Bankshares, Inc. 205,926
7,550 First Financial Corporation 245,148
64,329 First Foundation, Inc. 255,386
4,669 First Hawaiian, Inc. 84,089
2,031 First Horizon Corporation 22,889
7,260 First Internet Bancorp 107,811
3,098 First Interstate BancSystem, Inc. 73,856
765 First Merchants Corporation 21,596
2,421 First Mid-Illinois Bancshares, Inc. 58,443
17,406 First of Long Island Corporation 209,220
16,673 Fiserv, Inc.
f
2,103,299
1,069 Five Star Bancorp 23,914
2,400 FleetCor Technologies, Inc.
f
602,592
18,260 Flushing Financial Corporation 224,415
4,690 Flywire Corporation
f
145,578
43,483 Fulton Financial Corporation 518,317
39,057 Genworth Financial, Inc.
f
195,285
15,507 Glacier Bancorp, Inc. 483,353
2,729 Global Life, Inc. 299,153
7,781 Global Payments, Inc. 766,584
12,568 Great Southern Bancorp, Inc. 637,575
10,193 Green Dot Corporation
f
191,017
29,838 Hamilton Lane, Inc. 2,386,443
5,752 Hancock Whitney Corporation 220,762
53,236 Hanmi Financial Corporation 794,813
8,244 Hanover Insurance Group, Inc. 931,819
8,779 Hartford Financial Services Group,
Inc. 632,264

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (25.1%) Value
Financials (3.3%) - continued
29,096 Heartland Financial USA, Inc. $ 810,906
43,855 Heritage Commerce Corporation 363,119
26,240 Heritage Financial Corporation 424,301
12,277 Home BancShares, Inc. 279,916
39,543 HomeStreet, Inc. 234,095
17,432 Hometrust Bancshares, Inc. 364,154
93,827 Hope Bancorp, Inc. 790,023
25,371 Horizon Bancorp, Inc. 264,112
36,767 Houlihan Lokey, Inc. 3,614,564
14,054 Huntington Bancshares, Inc. 151,502
2,150 Independent Bank Corporation/MA 95,696
18,834 Independent Bank Corporation/MI 319,425
100,929 Intercontinental Exchange, Inc. 11,413,051
1,951 International Bancshares
Corporation 86,234
34,932 Invesco Mortgage Capital, Inc. 400,670
30,873 Invesco, Ltd. 518,975
131,874 J.P. Morgan Chase & Company 19,179,755
1,777 Jack Henry & Associates, Inc. 297,345
75,202 Janus Henderson Group plc 2,049,255
31,279 KeyCorp 289,018
29,837 Kinsale Capital Group, Inc. 11,165,005
99 KKR & Company, Inc. 5,544
24,341 Loews Corporation 1,445,369
14,266 M&T Bank Corporation 1,765,560
4,109 Marsh & McLennan Companies,
Inc. 772,821
89,318 Mastercard, Inc. 35,128,769
2,626 Mercantile Bank Corporation 72,530
24,183 MetLife, Inc. 1,367,065
13,948 Metropolitan Bank Holding
Corporation
f
484,414
52,432 MFA Financial, Inc. 589,336
66,292 MGIC Investment Corporation 1,046,751
18,070 Midland States Bancorp, Inc. 359,774
29,751 MidWestOne Financial Group, Inc. 635,779
15,258 Morgan Stanley 1,303,033
36,703 Mr. Cooper Group, Inc.
f
1,858,640
9,523 MSCI, Inc. 4,469,049
2,275 MVB Financial Corporation 47,957
72,704 Nasdaq, Inc. 3,624,294
30,540 Navient Corporation 567,433
57,192 New York Community Bancorp,
Inc.
g
642,838
82,927 NMI Holdings, Inc.
f
2,141,175
20,030 OceanFirst Financial Corporation 312,869
9,952 OFG Bancorp 259,548
16,834 Old National Bancorp 234,666
58,639 Old Republic International
Corporation 1,475,944
6,386 Old Second Bancorp, Inc. 83,401
43,137 OneMain Holdings, Inc. 1,884,656
2,387 Pacific Premier Bancorp, Inc. 49,363
39,288 PacWest Bancorp
g
320,197
302,440 PayPal Holdings, Inc.
f
20,181,821
4,692 PCB Bancorp 69,019
3,754 PennyMac Financial Services, Inc. 263,944
6,886 Pinnacle Financial Partners, Inc. 390,092
1,299 PNC Financial Services Group,
Inc. 163,609
21,517 Popular, Inc. 1,302,209
2,558 Preferred Bank/Los Angeles, CA 140,664
17,269 Premier Financial Corporation 276,649
1,424 PROG Holdings, Inc.
f
45,739
6,578 Prosperity Bancshares, Inc. 371,525
Shares Common Stock (25.1%) Value
Financials (3.3%) - continued
4,908 Prudential Financial, Inc. $ 432,984
1,455 QCR Holdings, Inc. 59,699
45,053 Radian Group, Inc. 1,138,940
94,835 Raymond James Financial, Inc. 9,841,028
7,393 Regions Financial Corporation 131,743
112 Reinsurance Group of America,
Inc. 15,533
1,157 RenaissanceRe Holdings, Ltd. 215,804
209,570 Rithm Capital Corporation 1,959,479
27,493 RLI Corporation 3,751,970
36,741 S&P Global, Inc. 14,729,099
3,116 S&T Bancorp, Inc. 84,724
6,522 Sandy Spring Bancorp, Inc. 147,919
4,837 Seacoast Banking Corporation of
Florida 106,898
9,922 Shore Bancshares, Inc. 114,698
2,910 Simmons First National
Corporation 50,197
2,177 SmartFinancial, Inc. 46,827
2,098 South Plains Financial, Inc. 47,226
1,238 Southern First Bancshares, Inc.
f
30,641
5,289 SouthState Corporation 348,016
8,430 Synchrony Financial 285,946
30,948 Synovus Financial Corporation 936,177
3,798 T. Rowe Price Group, Inc. 425,452
7,401 Territorial Bancorp, Inc. 90,884
5,969 Texas Capital Bancshares, Inc.
f
307,404
42,028 TPG, Inc. 1,229,739
31,505 Tradeweb Markets, Inc. 2,157,462
61,451 Triumph Financial, Inc.
f
3,731,305
1,781 Truist Financial Corporation 54,053
12,147 TrustCo Bank Corporation NY 347,526
38,492 Two Harbors Investment
Corporation 534,269
2,739 U.S. Bancorp 90,497
8,521 UMB Financial Corporation 518,929
8,305 United Bankshares, Inc. 246,409
6,575 United Community Banks, Inc. 164,309
10,266 Univest Financial Corporation 185,609
67,450 Unum Group 3,217,365
27,244 Valley National Bancorp 211,141
17,956 Veritex Holdings, Inc. 321,951
57,973 Virtu Financial, Inc. 990,759
4,119 Visa, Inc. 978,180
4,749 Voya Financial, Inc. 340,551
4,722 W.R. Berkley Corporation 281,242
2,870 Walker & Dunlop, Inc. 226,988
14,522 Washington Federal, Inc. 385,123
128,459 Wells Fargo & Company 5,482,630
4,888 Westamerica Bancorporation 187,210
86,277 Western Alliance Bancorp 3,146,522
4,321 Western Asset Mortgage Capital
Corporation 38,327
235,409 Western Union Company 2,761,348
1,840 WEX, Inc.
f
335,009
288 Willis Towers Watson plc 67,824
4,056 Wintrust Financial Corporation 294,547
935 WSFS Financial Corporation 35,268
52,120 Zions Bancorp NA
g
1,399,943
Total 306,911,221
Health Care (3.6%)
8,137 10X Genomics, Inc.
f
454,370
53,403 Abbott Laboratories 5,821,995
50,090 ACADIA Pharmaceuticals, Inc.
f
1,199,655

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (25.1%) Value
Health Care (3.6%) - continued
10,793 Adaptive Biotechnologies
Corporation
f
$ 72,421
31,547 Agilent Technologies, Inc. 3,793,527
144,820 Agiliti, Inc.
f
2,389,530
11,388 Agios Pharmaceuticals, Inc.
f
322,508
28,163 Aldeyra Therapeutics, Inc.
f
236,288
1,206 Align Technology, Inc.
f
426,490
83,454 Alkermes plc
f
2,612,110
32,951 Allogene Therapeutics, Inc.
f,g
163,766
326 Alnylam Pharmaceuticals, Inc.
f
61,920
7,993 AmerisourceBergen Corporation 1,538,093
24,118 Amgen, Inc. 5,354,678
17,331 Amicus Therapeutics, Inc.
f
217,677
1,585 AMN Healthcare Services, Inc.
f
172,955
13,233 Amphastar Pharmaceuticals, Inc.
f
760,501
7,559 Anika Therapeutics, Inc.
f
196,383
11,608 Argenx SE ADR
f
4,523,986
17,305 Arrowhead Research Corporation
f
617,096
19,329 Ascendis Pharma AS ADR
f
1,725,113
14,904 AstraZeneca plc ADR 1,066,679
8,119 Avanos Medical, Inc.
f
207,522
149,589 Avantor, Inc.
f
3,072,558
36,466 Axonics, Inc.
f
1,840,439
52,501 Azenta, Inc.
f
2,450,747
100,637 Baxter International, Inc. 4,585,022
8,847 Biogen, Inc.
f
2,520,068
48,144 BioLife Solutions, Inc.
f
1,063,982
446 BioMarin Pharmaceutical, Inc.
f
38,659
2,428 Bio-Rad Laboratories, Inc.
f
920,503
48,623 Bio-Techne Corporation 3,969,095
3,349 Blueprint Medicines Corporation
f
211,657
3,147 Bristol-Myers Squibb Company 201,251
3,587 Cardinal Health, Inc. 339,223
5,480 Centene Corporation
f
369,626
7,865 Charles River Laboratories
International, Inc.
f
1,653,616
755 Chemed Corporation 408,961
8,667 Cigna Group 2,431,960
13,460 Codexis, Inc.
f
37,688
20,047 Community Health Systems, Inc.
f
88,207
218 CONMED Corporation 29,624
8,783 Cooper Companies, Inc. 3,367,666
2,926 CRISPR Therapeutics AG
f
164,266
15,950 CVS Health Corporation 1,102,623
66,797 Danaher Corporation 16,031,280
35,605 Deciphera Pharmaceuticals, Inc.
f
501,318
6,823 Dentsply Sirona, Inc. 273,056
114,248 Dexcom, Inc.
f
14,682,010
46,032 Dynavax Technologies
Corporation
f
594,733
38,714 Edwards Lifesciences Corporation
f
3,651,892
175,173 Elanco Animal Health, Inc.
f
1,762,240
5,881 Elevance Health, Inc. 2,612,869
1,654 Eli Lilly & Company 775,693
7,845 Enanta Pharmaceuticals, Inc.
f
167,883
66,179 Enovis Corporation
f
4,243,397
5,279 Exact Sciences Corporation
f
495,698
31,876 Gilead Sciences, Inc. 2,456,683
7,679 Globus Medical, Inc.
f
457,208
84,005 Halozyme Therapeutics, Inc.
f
3,030,060
6,371 HCA Healthcare, Inc. 1,933,471
28,745 Hologic, Inc.
f
2,327,483
261 IDEXX Laboratories, Inc.
f
131,082
36,202 Immunocore Holdings plc ADR
f
2,170,672
25,987 Inspire Medical Systems, Inc.
f
8,436,420
Shares Common Stock (25.1%) Value
Health Care (3.6%) - continued
13,178 Insulet Corporation
f
$ 3,799,745
49,823 Intuitive Surgical, Inc.
f
17,036,477
4,952 Ionis Pharmaceuticals, Inc.
f
203,181
3,978 Jazz Pharmaceuticals, Inc.
f
493,153
60,398 Johnson & Johnson 9,997,077
4,367 Kiniksa Pharmaceuticals, Ltd.
f
61,487
16,824 Kura Oncology, Inc.
f
177,998
45,544 Laboratory Corporation of America
Holdings 10,991,134
44,457 Lantheus Holdings, Inc.
f
3,730,831
324 Ligand Pharmaceuticals, Inc.
f
23,360
10,813 LivaNova plc
f
556,113
320,390 Maravai LifeSciences Holdings,
Inc.
f
3,982,448
1,507 Masimo Corporation
f
247,977
7,368 Medpace Holdings, Inc.
f
1,769,573
201,218 Medtronic plc 17,727,306
91,406 Merck & Company, Inc. 10,547,338
14,772 Mersana Therapeutics, Inc.
f
48,600
1,459 Mirati Therapeutics, Inc.
f
52,714
2,217 Moderna, Inc.
f
269,365
33,254 Molina Healthcare, Inc.
f
10,017,435
10,543 Myriad Genetics, Inc.
f
244,387
40,024 Natera, Inc.
f
1,947,568
10,378 National HealthCare Corporation 641,568
33,979 Novo Nordisk AS ADR 5,498,822
10,122 OraSure Technologies, Inc.
f
50,711
13,494 Pediatrix Medical Group, Inc.
f
191,750
72,485 Pfizer, Inc. 2,658,750
67,675 Phreesia, Inc.
f
2,098,602
105,575 POINT Biopharma Global, Inc.
f,g
956,510
178,124 Progyny, Inc.
f
7,007,398
18,667 Protagonist Therapeutics, Inc.
f
515,583
1,099 QuidelOrtho Corporation
f
91,063
145,078 R1 RCM, Inc.
f
2,676,689
8,753 Regeneron Pharmaceuticals, Inc.
f
6,289,381
29,123 Repligen Corporation
f
4,119,740
75,532 Revance Therapeutics, Inc.
f
1,911,715
4,186 Royalty Pharma PLC 128,678
10,048 Sarepta Therapeutics, Inc.
f
1,150,697
100,572 scPharmaceuticals, Inc.
f,g
1,024,829
9,504 Sensus Healthcare, Inc.
f
29,938
9,228 ShockWave Medical, Inc.
f
2,633,763
60,840 Silk Road Medical, Inc.
f
1,976,692
5,039 SpringWorks Therapeutics, Inc.
f
132,123
5,116 Stevanato Group SPA 165,656
3,272 Teleflex, Inc. 791,922
13,043 Thermo Fisher Scientific, Inc. 6,805,185
26,274 Travere Therapeutics, Inc.
f
403,569
9,649 Ultragenyx Pharmaceutical, Inc.
f
445,108
11,017 uniQure NV
f
126,255
54,982 UnitedHealth Group, Inc. 26,426,548
8,015 Vanda Pharmaceuticals, Inc.
f
52,819
1,170 Veeva Systems, Inc.
f
231,344
29,556 Veracyte, Inc.
f
752,791
38,672 Vericel Corporation
f
1,452,907
4,666 Vertex Pharmaceuticals, Inc.
f
1,642,012
203,435 Viatris, Inc. 2,030,281
17,695 Viemed Healthcare, Inc.
f
173,057
48,003 Vor BioPharma, Inc.
f
148,329
12,661 Waters Corporation
f
3,374,663
2,051 West Pharmaceutical Services,
Inc. 784,446
7,678 Zentalis Pharmaceuticals, Inc.
f
216,596
17,632 Zimmer Biomet Holdings, Inc. 2,567,219

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (25.1%) Value
Health Care (3.6%) - continued
97,706 Zoetis, Inc. $ 16,825,950
Total 332,664,778
Industrials (2.8%)
15,638 3M Company 1,565,207
303 A.O. Smith Corporation 22,052
14,354 Acuity Brands, Inc. 2,340,850
30,536 Advanced Drainage Systems, Inc. 3,474,386
12,804 AGCO Corporation 1,682,702
39,058 Air Lease Corporation 1,634,577
47,537 Alaska Air Group, Inc.
f
2,528,018
149,842 American Airlines Group, Inc.
f
2,688,165
2,593 American Woodmark Corporation
f
198,027
57,724 AMETEK, Inc. 9,344,361
2,087 Apogee Enterprises, Inc. 99,070
12,862 Armstrong World Industries, Inc. 944,842
82,889 ASGN, Inc.
f
6,268,895
2,459 Atkore International Group, Inc.
f
383,456
10,850 AZZ, Inc. 471,541
100,648 Badger Infrastructure Solutions,
Ltd. 2,043,730
6,669 Barnes Group, Inc. 281,365
4,386 Beacon Roofing Supply, Inc.
f
363,950
15,300 Builders FirstSource, Inc.
f
2,080,800
15,826 Carlisle Companies, Inc. 4,059,844
2,222 Caterpillar, Inc. 546,723
39,621 Chart Industries, Inc.
f
6,331,040
3,750 Cimpress plc
f
223,050
12,714 Cintas Corporation 6,319,875
118,982 CNH Industrial NV
g
1,713,341
740 Columbus McKinnon Corporation 30,081
51,043 Conduent Incorporated
f
173,546
10,407 Crane Company 927,472
19,492 Crane NXT Company 1,100,128
5,636 CSW Industrials, Inc. 936,647
231,087 CSX Corporation 7,880,067
3,353 Curtiss-Wright Corporation 615,812
5,545 Daseke, Inc.
f
39,536
4,524 Deere & Company 1,833,080
51,087 Delta Air Lines, Inc.
f
2,428,676
10,819 Donaldson Company, Inc. 676,296
70 Dover Corporation 10,335
218,836 Driven Brands Holdings, Inc.
f
5,921,702
5,815 Eagle Bulk Shipping, Inc.
g
279,353
8,401 Eaton Corporation plc 1,689,441
12,869 EMCOR Group, Inc. 2,377,934
520 Equifax, Inc. 122,356
25,894 Expeditors International of
Washington, Inc. 3,136,540
183,092 Fastenal Company 10,800,597
23,222 Ferguson plc 3,653,053
235,127 First Advantage Corporation
f
3,623,307
7,162 Fluor Corporation
f
211,995
6,123 Forrester Research, Inc.
f
178,118
18,391 Fortune Brands Innovations, Inc. 1,323,232
29,858 Forward Air Corporation 3,168,232
4,199 Genco Shipping & Trading, Ltd. 58,912
7,978 General Dynamics Corporation 1,716,467
11,902 Gibraltar Industries, Inc.
f
748,874
319 GMS, Inc.
f
22,075
1,412 Gorman-Rupp Company 40,708
5,087 Greenbrier Companies, Inc. 219,250
3,747 Heidrick & Struggles International,
Inc. 99,183
38,594 Helios Technologies, Inc. 2,550,677
Shares Common Stock (25.1%) Value
Industrials (2.8%) - continued
6,444 Herc Holdings, Inc. $ 881,861
20,636 Hillman Solutions Corporation
f
185,930
6,506 Honeywell International, Inc. 1,349,995
139,190 Howmet Aerospace, Inc. 6,898,256
4,210 Hubbell, Inc. 1,395,868
3,682 IDEX Corporation 792,587
9,616 Interface, Inc. 84,525
19,598 Janus International Group, Inc.
f
208,915
241 JB Hunt Transport Services, Inc. 43,628
50,789 JetBlue Airways Corporation
f
449,991
25,167 Johnson Controls International plc 1,714,879
3,144 Kennametal, Inc. 89,258
372 Knight-Swift Transportation
Holdings, Inc. 20,668
7,206 L3Harris Technologies, Inc. 1,410,719
36,176 Lincoln Electric Holdings, Inc. 7,185,639
3,908 ManpowerGroup, Inc. 310,295
18,391 Masterbrand, Inc.
f
213,887
6,459 Matson, Inc. 502,058
3,729 Maximus, Inc. 315,138
39,956 Middleby Corporation
f
5,906,695
5,193 Miller Industries, Inc. 184,196
1,562 Moog, Inc. 169,368
9,493 MSC Industrial Direct Company,
Inc. 904,493
4,135 MYR Group, Inc.
f
572,036
725 National Presto Industries, Inc. 53,070
25,609 Northrop Grumman Corporation 11,672,582
22,168 nVent Electric plc 1,145,421
8,956 Old Dominion Freight Line, Inc. 3,311,481
30,328 Oshkosh Corporation 2,626,101
29,826 Owens Corning, Inc. 3,892,293
17,671 PACCAR, Inc. 1,478,179
38,367 Parker-Hannifin Corporation 14,964,665
3,931 Paycom Software, Inc. 1,262,794
1,627 Paylocity Holding Corporation
f
300,230
86,719 Pentair plc 5,602,047
2,122 Quanta Services, Inc. 416,867
76,211 RB Global, Inc. 4,572,660
26,514 Regal Rexnord Corporation 4,080,505
5,247 Republic Services, Inc. 803,683
9,863 Resideo Technologies, Inc.
f
174,181
11,432 Saia, Inc.
f
3,914,431
7,253 Schneider National, Inc. 208,306
30,766 SkyWest, Inc.
f
1,252,792
968 Snap-On, Inc. 278,968
13,534 Southwest Airlines Company 490,066
16,654 Standex International Corporation 2,356,041
2,771 Sterling Construction Company,
Inc.
f
154,622
3,195 Tennant Company 259,146
14,696 Terex Corporation 879,262
9,685 Textron, Inc. 654,997
35,755 Timken Company 3,272,655
8,185 Titan International, Inc.
f
93,964
7,602 Titan Machinery, Inc.
f
224,259
4,941 Trane Technologies plc 945,016
45,124 TransUnion 3,534,563
12,860 Trex Company, Inc.
f
843,102
7,606 TriNet Group, Inc.
f
722,342
6,937 Tutor Perini Corporation
f
49,600
369,893 Uber Technologies, Inc.
f
15,968,281
165 UniFirst Corporation/MA 25,577
17,722 Union Pacific Corporation 3,626,276
16,138 United Parcel Service, Inc. 2,892,736

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (25.1%) Value
Industrials (2.8%) - continued
10,429 United Rentals, Inc. $ 4,644,764
1,955 Valmont Industries, Inc. 569,003
16,256 Wabash National Corporation 416,804
103,078 WillScot Mobile Mini Holdings
Corporation
f
4,926,098
Total 257,554,864
Information Technology (6.6%)
41,378 8x8, Inc.
f
175,029
43,452 Adobe, Inc.
f
21,247,594
101,087 Advanced Micro Devices, Inc.
f
11,514,820
3,038 Alarm.com Holdings, Inc.
f
157,004
5,265 Alpha and Omega Semiconductor,
Ltd.
f
172,692
18,080 Alteryx, Inc.
f
820,832
2,563 American Software, Inc. 26,937
16,318 Amkor Technology, Inc. 485,461
76,509 Amphenol Corporation 6,499,440
727 ANSYS, Inc.
f
240,106
405,737 Apple, Inc. 78,700,806
91,849 Applied Materials, Inc. 13,275,854
16,738 Arista Networks, Inc.
f
2,712,560
21,103 Arrow Electronics, Inc.
f
3,022,583
22,987 Autodesk, Inc.
f
4,703,370
999 Aviat Networks, Inc.
f
33,337
412 Benchmark Electronics, Inc. 10,642
20,400 BILL Holdings, Inc.
f
2,383,740
787 Broadcom, Inc. 682,667
5,419 Cadence Design Systems, Inc.
f
1,270,864
8,123 CalAmp Corporation
f
8,610
140,249 Calix, Inc.
f
6,999,828
1,190 CDW Corporation 218,365
24,253 Ciena Corporation
f
1,030,510
353,388 Cisco Systems, Inc. 18,284,295
103,922 Cognex Corporation 5,821,710
354 Cognizant Technology Solutions
Corporation 23,109
6,123 Cohu, Inc.
f
254,472
50,458 CommScope Holding Company,
Inc.
f
284,079
2,516 Corning, Inc. 88,161
4,816 Datadog, Inc.
f
473,798
40,081 Descartes Systems Group, Inc.
f
3,210,889
50,392 DocuSign, Inc.
f
2,574,527
24,322 Dolby Laboratories, Inc. 2,035,265
103,884 Dropbox, Inc.
f
2,770,586
2,452 Elastic NV
f
157,222
25,900 Entegris, Inc. 2,870,238
9,199 EPAM Systems, Inc.
f
2,067,475
81 Fair Isaac Corporation
f
65,546
77,174 Five9, Inc.
f
6,362,996
111,730 Flex, Ltd.
f
3,088,217
6,059 FormFactor, Inc.
f
207,339
143,315 Fortinet, Inc.
f
10,833,181
59,052 Gen Digital, Inc. 1,095,415
12,956 Gilat Satellite Networks, Ltd.
f
80,716
163 GoDaddy, Inc.
f
12,246
179,591 Grid Dynamics Holdings, Inc.
f
1,661,217
74,528 Guidewire Software, Inc.
f
5,670,090
104,192 Hackett Group, Inc. 2,328,691
338 HP, Inc. 10,380
5,129 HubSpot, Inc.
f
2,729,090
762 Insight Enterprises, Inc.
f
111,511
7,410 IPG Photonics Corporation
f
1,006,426
144,740 Juniper Networks, Inc. 4,534,704
Shares Common Stock (25.1%) Value
Information Technology (6.6%) - continued
84 Keysight Technologies, Inc.
f
$ 14,066
2,386 KLA Corporation 1,157,258
14,507 Knowles Corporation
f
261,996
6,969 Lam Research Corporation 4,480,091
92,426 Lattice Semiconductor
Corporation
f
8,879,366
837 Littelfuse, Inc. 243,826
15,377 LiveRamp Holding, Inc.
f
439,167
1,830 Lumentum Holdings, Inc.
f
103,816
125 Manhattan Associates, Inc.
f
24,985
3,566 Marvell Technology, Inc. 213,176
1,444 MaxLinear, Inc.
f
45,573
69,065 Microchip Technology, Inc. 6,187,533
376,987 Microsoft Corporation 128,379,153
8,827 Monolithic Power Systems, Inc. 4,768,610
577 Motorola Solutions, Inc. 169,223
12,433 NCR Corporation
f
313,312
1,221 NICE, Ltd. ADR
f
252,137
29,780 Nova, Ltd.
f
3,493,194
146,390 NVIDIA Corporation 61,925,898
3,114 ON Semiconductor Corporation
f
294,522
820 OSI Systems, Inc.
f
96,621
15,721 PagerDuty, Inc.
f
353,408
23,563 Palo Alto Networks, Inc.
f
6,020,582
3,199 Plexus Corporation
f
314,270
26,862 PTC, Inc.
f
3,822,463
19,026 Q2 Holdings, Inc.
f
587,903
2,477 Qorvo, Inc.
f
252,728
175,562 QUALCOMM, Inc. 20,898,900
1,226 Qualys, Inc.
f
158,362
19,801 Rackspace Technology, Inc.
f,g
53,859
10,909 RingCentral, Inc.
f
357,052
3,444 Roper Industries, Inc. 1,655,875
111,142 Salesforce, Inc.
f
23,479,859
55,265 Samsung Electronics Company,
Ltd. 3,043,072
2,759 Sanmina Corporation
f
166,285
40,267 ServiceNow, Inc.
f
22,628,846
11,222 SiTime Corporation
f
1,323,859
22,208 Skyworks Solutions, Inc. 2,458,204
50,033 Splunk, Inc.
f
5,308,001
8,289 Sprinklr, Inc.
f
114,637
162,277 Sprout Social, Inc.
f
7,490,706
11,554 Synopsys, Inc.
f
5,030,727
844 Teledyne Technologies, Inc.
f
346,977
16,093 Teradata Corporation
f
859,527
207 Teradyne, Inc. 23,045
58,346 Texas Instruments, Inc. 10,503,447
3,608 Trimble, Inc.
f
191,008
242,258 TTM Technologies, Inc.
f
3,367,386
33,760 Tyler Technologies, Inc.
f
14,060,027
31,147 Unisys Corporation
f
123,965
10,539 Universal Display Corporation 1,518,986
21,162 Upland Software, Inc.
f
76,183
10,215 Verint Systems, Inc.
f
358,138
14,378 VeriSign, Inc.
f
3,248,997
35,431 Viavi Solutions, Inc.
f
401,433
37,969 Vishay Intertechnology, Inc. 1,116,289
41,154 Vontier Corporation 1,325,570
2,792 Western Digital Corporation
f
105,901
37,990 Wolfspeed, Inc.
f
2,111,864
59,628 Workiva, Inc.
f
6,061,782
7,240 Xerox Holdings Corporation 107,804
30,691 Yext, Inc.
f
347,115
261 Zebra Technologies Corporation
f
77,212

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (25.1%) Value
Information Technology (6.6%) - continued
7,673 Zoom Video Communications, Inc.
f
$ 520,843
Total 611,223,862
Materials (0.7%)
1,749 Albemarle Corporation 390,184
953 Alcoa Corporation 32,335
27,361 AptarGroup, Inc. 3,170,045
4,851 Avery Dennison Corporation 833,402
59,993 Axalta Coating Systems, Ltd.
f
1,968,370
5,958 Ball Corporation 346,815
1,556 Berry Plastics Group, Inc. 100,113
3,254 Carpenter Technology Corporation 182,647
14,991 Celanese Corporation 1,735,958
44,061 CF Industries Holdings, Inc. 3,058,715
59,685 Cleveland-Cliffs, Inc.
f
1,000,321
617 Commercial Metals Company 32,491
51,548 Compass Minerals International,
Inc. 1,752,632
11,037 Corteva, Inc. 632,420
10,011 Eagle Materials, Inc. 1,866,251
18,304 Eastman Chemical Company 1,532,411
597 Hawkins, Inc. 28,471
30,252 Huntsman Corporation 817,409
9,753 Ingevity Corporation
f
567,235
10,851 Innospec, Inc. 1,089,874
18,839 Ivanhoe Mines, Ltd.
f
172,072
5,273 Kaiser Aluminum Corporation 377,758
10,468 Linde plc 3,989,145
16,713 LSB Industries, Inc.
f
164,623
30,809 LyondellBasell Industries NV 2,829,190
6,539 Martin Marietta Materials, Inc. 3,018,991
10,209 Mercer International, Inc. 82,387
3,346 Myers Industries, Inc. 65,013
13,122 Newmont Corporation 559,785
78,957 Nucor Corporation 12,947,369
20,251 O-I Glass, Inc.
f
431,954
11,331 Orion SA 240,444
4,853 PPG Industries, Inc. 719,700
359,097 Ranpak Holdings Corporation
f
1,623,118
2,472 Reliance Steel & Aluminum
Company 671,370
38,648 RPM International, Inc. 3,467,885
7,809 Ryerson Holding Corporation 338,754
20,667 Schnitzer Steel Industries, Inc. 619,803
26,807 SSR Mining, Inc. 380,123
10,466 Steel Dynamics, Inc. 1,140,061
58,248 Summit Materials, Inc.
f
2,204,687
14,903 SunCoke Energy, Inc. 117,287
9,892 TimkenSteel Corporation
f
213,370
5,907 TriMas Corporation 162,383
6,614 Trinseo plc 83,799
161,346 Tronox Holdings plc 2,050,708
1,904 United States Lime & Minerals, Inc. 397,727
30,967 United States Steel Corporation 774,485
18,395 Vulcan Materials Company 4,146,969
15,984 WestRock Company 464,655
Total 65,593,714
Real Estate (0.8%)
102,123 Agree Realty Corporation 6,677,823
1,550 Alexandria Real Estate Equities,
Inc. 175,909
42,756 Apartment Income REIT
Corporation 1,543,064
Shares Common Stock (25.1%) Value
Real Estate (0.8%) - continued
11,006 AvalonBay Communities, Inc. $ 2,083,106
12,091 Camden Property Trust 1,316,347
9,314 CareTrust REIT, Inc. 184,976
35,000 CBRE Group, Inc.
f
2,824,850
3,587 Centerspace 220,098
12,192 Chatham Lodging Trust 114,117
77,230 CubeSmart 3,449,092
30,482 Cushman and Wakefield plc
f
249,343
1,712 Digital Realty Trust, Inc. 194,945
18,286 DigitalBridge Group, Inc. 268,987
3,224 EastGroup Properties, Inc. 559,686
23,578 Elme Communities 387,622
42,010 EPR Properties 1,966,068
108,145 Equity Commonwealth 2,191,018
31,077 Equity Residential 2,050,150
24,582 Essential Properties Realty Trust,
Inc. 578,660
2,044 Essex Property Trust, Inc. 478,909
8,084 Extra Space Storage, Inc. 1,203,303
33,776 First Industrial Realty Trust, Inc. 1,777,969
15,847 FirstService Corporation 2,441,864
49,054 Four Corners Property Trust, Inc. 1,245,972
10,731 Getty Realty Corporation 362,922
1,357 Gladstone Land Corporation 22,078
99,192 Healthcare Realty Trust, Inc. 1,870,761
98,573 Host Hotels & Resorts, Inc. 1,658,984
7,342 Howard Hughes Corporation
f
579,431
11,000 Independence Realty Trust, Inc. 200,420
11,751 Kennedy-Wilson Holdings, Inc. 191,894
4,827 Life Storage, Inc. 641,798
4,424 LTC Properties, Inc. 146,080
91,978 LXP Industrial Trust 896,786
7,434 Mid-America Apartment
Communities, Inc. 1,128,927
104,198 National Storage Affiliates Trust 3,629,216
47,622 NetSTREIT Corporation 851,005
67,615 NNN REIT, Inc. 2,893,246
44,458 Pebblebrook Hotel Trust 619,745
24,415 Public Storage, Inc. 7,126,250
8,440 Realty Income Corporation 504,628
25,917 Regency Centers Corporation 1,600,893
59,982 Rexford Industrial Realty, Inc. 3,132,260
58,548 Sabra Health Care REIT, Inc. 689,110
50,060 SBA Communications Corporation 11,601,906
106,755 Service Properties Trust 927,701
8,484 Terreno Realty Corporation 509,888
63,127 UDR, Inc. 2,711,936
5,168 Welltower, Inc. 418,040
25,938 Zillow Group, Inc.
f
1,276,150
Total 80,375,933
Utilities (0.4%)
5,001 AES Corporation 103,671
4,459 Alliant Energy Corporation 234,008
9,586 Artesian Resources Corporation 452,651
4,665 Avista Corporation 183,195
22,635 Black Hills Corporation 1,363,985
7,634 CenterPoint Energy, Inc. 222,531
12,341 Consolidated Water Company,
Ltd.
g
299,022
26,485 Constellation Energy Corporation 2,424,702
17,574 Duke Energy Corporation 1,577,091
16,330 Edison International 1,134,119
30,405 Entergy Corporation 2,960,535
57,951 Evergy, Inc. 3,385,497

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (25.1%) Value
Utilities (0.4%) - continued
2,419 NextEra Energy Partners, LP $ 141,850
243,818 NiSource, Inc. 6,668,422
46,976 NorthWestern Corporation 2,666,358
108,242 OGE Energy Corporation 3,886,970
11,314 PG&E Corporation
f
195,506
31,772 Pinnacle West Capital Corporation 2,588,147
30,476 Portland General Electric
Company 1,427,191
23,810 Public Service Enterprise Group,
Inc. 1,490,744
39,617 Sempra Energy 5,767,839
2,342 Spire, Inc. 148,576
18,175 UGI Corporation 490,180
1,794 Vistra Energy Corporation 47,093
3,489 Xcel Energy, Inc. 216,911
Total 40,076,794
Total Common Stock
(cost $1,701,181,792) 2,335,463,059
Principal
Amount Long-Term Fixed Income ( 20.2% ) Value
Asset-Backed Securities (1.0%)
510 Asset Backed Trust
$ 2,500,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
h,i
2,135,709
720 East CLO I, Ltd.
2,500,000
7.825%,  (TSFR3M +
3.250%), 1/20/2036, Ser.
2022-1A, Class B
b,h
2,512,750
825,000
8.825%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
b,h
831,437
Access Group, Inc.
163,654
5.650%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,h
159,698
Affirm Asset Securitization Trust
1,000,000
6.610%,  1/18/2028, Ser.
2023-A, Class 1A
h
992,486
AMSR Trust
1,400,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
b,h
1,187,612
4,500,000
1.877%,  8/17/2038, Ser.
2021-SFR2, Class C
h
3,910,886
1,750,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
h
1,521,693
Ares XL CLO, Ltd.
2,750,000
8.060%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,h
2,603,260
Bankers Healthcare Group
Securitization Trust
1,018,558
5.280%,  10/17/2035, Ser.
2022-C, Class A
h
1,007,036
Business Jet Securities, LLC
776,872
2.981%,  11/15/2035, Ser.
2020-1A, Class A
h
733,979
CarVal CLO II, Ltd.
1,600,000
7.250%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,h
1,528,051
Principal
Amount Long-Term Fixed Income (20.2%) Value
Asset-Backed Securities (1.0%) - continued
CarVal CLO VII-C, Ltd.
$ 1,850,000
7.433%,  (TSFR3M +
2.750%), 1/20/2035, Ser.
2023-1A, Class B1
b,h
$ 1,852,274
CarVal CLO VIII-C, Ltd.
1,750,000
7.371%,  (TSFR3M +
2.300%), 10/22/2035, Ser.
2022-2A, Class A
b,h
1,758,718
1,100,000
8.071%,  (TSFR3M +
3.000%), 10/22/2035, Ser.
2022-2A, Class B1
b,h
1,103,637
CMFT Net Lease Master Issuer,
LLC
1,703,054
2.090%,  7/20/2051, Ser.
2021-1, Class A1
h
1,378,850
Commonbond Student Loan Trust
213,150
5.650%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,h
207,462
Dryden 36 Senior Loan Fund
2,325,000
7.298%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
b,h
2,232,707
FirstKey Homes Trust
5,150,000
4.493%,  5/17/2039, Ser.
2022-SFR1, Class B
h
4,842,374
Foundation Finance Trust
1,205,078
1.270%,  5/15/2041, Ser.
2021-1A, Class A
h
1,058,731
FRTKL Trust
3,050,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
h
2,618,482
Goodgreen
2,120,632
3.860%,  10/15/2054, Ser.
2019-1A, Class A
h
1,854,253
Home Partners of America Trust
3,182,495
2.302%,  12/17/2026, Ser.
2021-2, Class B
h
2,805,163
2,635,830
2.078%,  9/17/2041, Ser.
2021-1, Class C
h
2,148,782
Laurel Road Prime Student Loan
Trust
82,028
2.810%,  11/25/2042, Ser.
2017-C, Class A2B
h
80,781
1,131,849
5.259%,  11/25/2043, Ser.
2018-D, Class A
b,h
1,051,219
Longfellow Place CLO, Ltd.
4,908,490
7.010%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
b,h
4,899,606
1,300,000
7.560%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,h
1,293,228
Marlette Funding Trust
770,412
5.180%,  11/15/2032, Ser.
2022-3A, Class A
h
765,816
Mercury Financial Credit Card
Master Trust
2,900,000
2.500%,  9/21/2026, Ser.
2022-1A, Class A
h
2,739,558

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.2%) Value
Asset-Backed Securities (1.0%) - continued
National Collegiate Trust
$ 814,313
5.445%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,h
$ 785,012
Oak Street Investment
2,196,383
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
h
1,949,496
Pretium Mortgage Credit Partners,
LLC
1,399,958
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
h,i
1,323,423
983,447
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
h,i
925,159
Progress Residential Trust
1,600,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
h
1,412,972
4,750,000
1.855%,  7/17/2038, Ser.
2021-SFR6, Class C
h
4,138,186
Renaissance Home Equity Loan
Trust
3,418,209
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
i
1,228,717
Saxon Asset Securities Trust
1,204,048
3.093%,  8/25/2035, Ser.
2004-2, Class MF2
b
1,040,480
Sound Point CLO XIV, Ltd.
3,400,000
7.323%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
b,h
3,383,425
Tricon Residential Trust
2,000,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
h
1,778,656
Upstart Securitization Trust
1,296,338
6.590%,  2/20/2033, Ser.
2023-1, Class A
h
1,291,869
VCAT Asset Securitization, LLC
1,450,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
h,i
1,317,244
Vericrest Opportunity Loan
Transferee
1,473,553
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
h,i
1,332,045
1,925,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
h,i
1,720,445
2,400,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
h,i
2,141,432
1,800,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
h,i
1,554,380
1,800,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
h,i
1,387,270
1,089,464
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
h,i
988,272
1,100,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
h,i
927,528
1,000,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
h,i
819,295
Wind River CLO, Ltd.
2,000,000
6.850%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
b,h
1,975,046
Principal
Amount Long-Term Fixed Income (20.2%) Value
Asset-Backed Securities (1.0%) - continued
$ 1,650,000
7.250%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,h
$ 1,571,645
Total 88,808,235
Basic Materials (0.1%)
Alcoa Nederland Holding BV
483,000 5.500%,  12/15/2027
h
467,120
Anglo American Capital plc
750,000 3.875%,  3/16/2029
h
681,563
Cascades, Inc./Cascades USA,
Inc.
370,000 5.125%,  1/15/2026
h
353,562
Chemours Company
510,000 5.750%,  11/15/2028
h
468,634
Cleveland-Cliffs, Inc.
450,000 5.875%,  6/1/2027
g
439,188
290,000 4.625%,  3/1/2029
g,h
261,186
Consolidated Energy Finance SA
854,000 5.625%,  10/15/2028
h
726,071
EIDP, Inc.
616,000 4.500%,  5/15/2026 604,778
First Quantum Minerals, Ltd.
869,000 6.875%,  10/15/2027
h
847,710
FMC Corporation
624,000 5.150%,  5/18/2026 613,872
Glencore Funding, LLC
616,000 3.375%,  9/23/2051
h
414,802
1,343,000 4.000%,  3/27/2027
h
1,280,007
Hecla Mining Company
220,000 7.250%,  2/15/2028 218,016
Hudbay Minerals, Inc.
510,000 4.500%,  4/1/2026
h
474,881
Illumina, Inc.
375,000 9.000%,  7/1/2028
h
326,760
Methanex Corporation
474,000 4.250%,  12/1/2024 461,890
Mosaic Company
900,000 4.050%,  11/15/2027
g
856,958
Novelis Corporation
200,000 3.250%,  11/15/2026
h
181,034
290,000 4.750%,  1/30/2030
h
257,725
200,000 3.875%,  8/15/2031
h
164,522
Nutrien, Ltd.
308,000 4.900%,  3/27/2028 302,083
OCI NV
353,000 4.625%,  10/15/2025
h
336,615
Olin Corporation
765,000 5.125%,  9/15/2027 729,526
SCIL IV, LLC/SCIL USA Holdings,
LLC
521,000 5.375%,  11/1/2026
g,h
474,965
SPCM SA
508,000 3.375%,  3/15/2030
h
422,582
SunCoke Energy, Inc.
544,000 4.875%,  6/30/2029
h
456,882
Taseko Mines, Ltd.
366,000 7.000%,  2/15/2026
h
333,587
Unifrax Escrow Issuer Corporation
463,000 5.250%,  9/30/2028
h
334,254

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.2%) Value
Basic Materials (0.1%) - continued
United States Steel Corporation
$ 538,000 6.875%,  3/1/2029 $ 532,149
Total 14,022,922
Capital Goods (0.4%)
Advanced Drainage Systems, Inc.
446,000 6.375%,  6/15/2030
h
441,214
AECOM
860,000 5.125%,  3/15/2027 832,110
Amsted Industries, Inc.
570,000 5.625%,  7/1/2027
h
551,298
ARD Finance SA
144,000 6.500%,  6/30/2027
h
116,661
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
500,000 5.250%,  8/15/2027
h
423,541
200,000 5.250%,  8/15/2027
g,h
169,416
Boeing Company
1,280,000 5.930%,  5/1/2060 1,267,696
895,000 5.040%,  5/1/2027 884,052
1,475,000 5.705%,  5/1/2040 1,471,323
Bombardier, Inc.
49,000 7.125%,  6/15/2026
h
48,670
630,000 7.875%,  4/15/2027
h
628,378
435,000 6.000%,  2/15/2028
h
411,120
Builders FirstSource, Inc.
330,000 5.000%,  3/1/2030
h
308,555
Canpack SA/Canpack US, LLC
700,000 3.125%,  11/1/2025
h
640,402
Carrier Global Corporation
720,000 3.577%,  4/5/2050 532,077
880,000 2.700%,  2/15/2031 740,866
Caterpillar Financial Services
Corporation
923,000 4.350%,  5/15/2026 908,624
Chart Industries, Inc.
507,000 7.500%,  1/1/2030
h
517,269
Clean Harbors, Inc.
674,000 6.375%,  2/1/2031
h
678,219
Clydesdale Acquisition Holdings,
Inc.
68,000 6.625%,  4/15/2029
h
64,852
136,000 8.750%,  4/15/2030
h
120,050
CNH Industrial NV
915,000 3.850%,  11/15/2027 859,747
Cornerstone Building Brands, Inc.
348,000 6.125%,  1/15/2029
h
274,920
Covanta Holding Corporation
276,000 4.875%,  12/1/2029
h
238,740
CP Atlas Buyer, Inc.
465,000 7.000%,  12/1/2028
h
365,025
Crown Cork & Seal Company, Inc.
434,000 7.375%,  12/15/2026 448,658
Emerald Debt Merger Sub, LLC
510,000 6.625%,  12/15/2030
h
505,538
GFL Environmental, Inc.
415,000 4.000%,  8/1/2028
h
371,031
674,000 3.500%,  9/1/2028
h
599,850
H&E Equipment Services, Inc.
865,000 3.875%,  12/15/2028
h
748,900
Principal
Amount Long-Term Fixed Income (20.2%) Value
Capital Goods (0.4%) - continued
Herc Holdings, Inc.
$ 480,000 5.500%,  7/15/2027
h
$ 459,911
Howmet Aerospace, Inc.
1,107,000 3.000%,  1/15/2029 967,530
923,000 5.950%,  2/1/2037 939,655
Ingersoll-Rand Luxembourg
Finance SA
775,000 3.500%,  3/21/2026 739,666
JELD-WEN, Inc.
205,000 4.625%,  12/15/2025
h
198,594
John Deere Capital Corporation
616,000 4.350%,  9/15/2032 604,414
Lockheed Martin Corporation
544,000 4.500%,  5/15/2036 525,043
374,000 6.150%,  9/1/2036 414,384
Mauser Packaging Solutions
Holding Company
515,000 9.250%,  4/15/2027
h
475,346
MIWD Holdco II, LLC
273,000 5.500%,  2/1/2030
h
225,225
Mueller Water Products, Inc.
286,000 4.000%,  6/15/2029
h
253,764
Nesco Holdings II, Inc.
525,000 5.500%,  4/15/2029
h
469,875
New Enterprise Stone and Lime
Company, Inc.
659,000 5.250%,  7/15/2028
h
599,710
Northrop Grumman Corporation
1,225,000 3.850%,  4/15/2045 998,268
OI European Group BV
551,000 4.750%,  2/15/2030
h
497,311
Owens-Brockway Glass Container,
Inc.
272,000 6.625%,  5/13/2027
h
269,328
Pactiv Evergreen Group
395,000 4.375%,  10/15/2028
h
342,016
Parker-Hannifin Corporation
1,538,000 4.500%,  9/15/2029 1,494,499
PGT Innovations, Inc.
529,000 4.375%,  10/1/2029
h
493,453
Raytheon Technologies
Corporation
720,000 4.125%,  11/16/2028 693,457
900,000 4.450%,  11/16/2038 827,792
1,150,000 3.750%,  11/1/2046 926,581
Regal Rexnord Corporation
770,000 6.050%,  2/15/2026
h
770,977
Republic Services, Inc.
637,000 2.900%,  7/1/2026 596,908
Roller Bearing Company of
America, Inc.
386,000 4.375%,  10/15/2029
h
345,821
Sealed Air Corporation
424,000 6.125%,  2/1/2028
h
420,874
Silgan Holdings, Inc.
202,000 4.125%,  2/1/2028 185,345
SRM Escrow Issuer, LLC
785,000 6.000%,  11/1/2028
h
740,289
Textron, Inc.
1,010,000 3.375%,  3/1/2028 920,629

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.2%) Value
Capital Goods (0.4%) - continued
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
$ 220,000 7.750%,  4/15/2026
h
$ 199,650
TransDigm, Inc.
500,000 6.250%,  3/15/2026
h
497,556
1,583,000 5.500%,  11/15/2027 1,493,085
Triumph Group, Inc.
434,000 9.000%,  3/15/2028
h
443,131
United Rentals North America, Inc.
525,000 4.875%,  1/15/2028 499,585
430,000 4.000%,  7/15/2030 380,824
Waste Pro USA, Inc.
255,000 5.500%,  2/15/2026
h
236,384
WESCO Distribution, Inc.
720,000 7.250%,  6/15/2028
h
734,440
Total 38,050,122
Collateralized Mortgage Obligations (1.0%)
Alternative Loan Trust
540,417
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 308,926
Arroyo Mortgage Trust
3,000,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
h,i
2,599,072
BINOM Securitization Trust
1,353,384
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
b,h
1,147,905
CHNGE Mortgage Trust
2,500,000
7.100%,  7/25/2058, Ser.
2023-3, Class A1
h,i
2,490,824
3,011,340
6.000%,  10/25/2057, Ser.
2022-4, Class A1
h,i
2,936,680
Citicorp Mortgage Securities, Inc.
1,506,223
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 1,323,563
COLT Mortgage Loan Trust
2,779,035
1.726%,  11/25/2066, Ser.
2021-5, Class A1
b,h
2,300,021
Countrywide Alternative Loan Trust
748,176
3.168%,  10/25/2035, Ser.
2005-43, Class 4A1
b
616,339
1,719,098
7.000%,  10/25/2037, Ser.
2007-24, Class A10 641,640
Countrywide Home Loans, Inc.
339,659
5.750%,  4/25/2037, Ser.
2007-3, Class A27 164,509
Credit Suisse Mortgage Trust
1,500,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
b,h
1,303,566
2,450,000
4.000%,  2/25/2067, Ser.
2022-NQM2, Class A1B
b,h
2,171,033
2,386,075
1.174%,  7/25/2066, Ser.
2021-NQM6, Class A1
b,h
1,881,350
1,540,933
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,h
1,503,923
1,342,943
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,h
1,105,591
5,560,754
3.483%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,h
5,587,255
Principal
Amount Long-Term Fixed Income (20.2%) Value
Collateralized Mortgage Obligations (1.0%) -
continued
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
$ 147,725
6.000%,  7/25/2023, Ser.
2006-AR5, Class 23A $ 78,482
Federal Home Loan Mortgage
Corporation - REMIC
3,735,431
4.000%,  1/25/2051, Ser.
5249, Class LA 3,563,953
58,348
4.000%,  7/15/2031, Ser.
4104, Class KI
j
166
1,076,523
3.000%,  2/15/2033, Ser.
4170, Class IG
j
92,829
2,041,546
3.000%,  3/15/2033, Ser.
4180, Class PI
j
209,756
3,783,468
4.500%,  10/15/2033, Ser.
2695, Class BH 3,680,471
3,000,000
2.500%,  12/15/2048, Ser.
5094, Class BC 2,391,802
Federal National Mortgage
Association - REMIC
3,822,138
4.500%,  6/25/2052, Ser.
2022-43, Class MA 3,686,973
3,143,219
4.000%,  7/25/2052, Ser.
2022-37, Class PE 2,984,567
2,390,168
3.000%,  12/25/2027, Ser.
2012-137, Class AI
j
93,611
8,591,768
5.250%,  7/25/2039, Ser.
2022-72, Class CB 8,534,050
3,906,337
4.500%,  1/25/2046, Ser.
2022-68, Class BA 3,800,789
Flagstar Mortgage Trust
1,549,928
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,h
1,331,957
GCAT Trust
2,179,459
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
b,h
1,812,358
GS Mortgage-Backed Securities
Trust
2,939,761
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
b,h
2,468,364
J.P. Morgan Mortgage Trust
2,967,510
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
b,h
2,382,005
1,967,856
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,h
1,540,364
LHOME Mortgage Trust
1,563,362
2.090%,  2/25/2026, Ser.
2021-RTL1, Class A1
b,h
1,540,594
1,100,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
h,i
1,067,024
Mello Mortgage Capital
Acceptance
2,887,225
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,h
2,324,779
Merrill Lynch Alternative Note
Asset Trust
341,433
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 136,644
New Residential Mortgage Loan
Trust
6,408,684
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
b,h
5,144,218

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.2%) Value
Collateralized Mortgage Obligations (1.0%) -
continued
New York Mortgage Trust
$ 2,984,245
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
h,i
$ 2,936,942
Onslow Bay Financial, LLC
1,550,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
b,h
1,319,575
Palisades Mortgage Loan Trust
4,200,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
h,i
4,005,337
Preston Ridge Partners Mortgage
Trust, LLC
1,824,285
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,h
1,699,956
Residential Accredit Loans, Inc.
Trust
729,887
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 615,984
ROC Securities Trust Series
2,600,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,h
2,486,035
Sequoia Mortgage Trust
679,434
3.483%,  9/20/2046, Ser.
2007-1, Class 4A1
b
466,076
Toorak Mortgage Corporation, Ltd.
2,500,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
h,i
2,430,285
TRK Trust
2,139,781
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
b,h
1,752,333
Vericrest Opportunity Loan
Transferee
1,515,750
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
h,i
1,418,821
Verus Securitization Trust
1,172,324
2.286%,  11/25/2066, Ser.
2021-8, Class A2
b,h
961,919
Total 97,041,216
Commercial Mortgage-Backed Securities (1.0%)
BANK 2022-BNK39
39,888,552
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,j
1,119,388
BANK5 2023-5YR2
2,350,000
7.379%,  6/15/2028, Ser.
2023-5YR2, Class AS
b,d,e
2,423,162
BBCMS Mortgage Trust
21,990,225
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
b,j
913,522
2,500,000
5.451%,  4/15/2056, Ser.
2023-C19, Class A5 2,528,843
17,971,239
1.152%,  9/15/2055, Ser.
2022-C17, Class XA
b,j
1,415,575
18,638,672
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
b,j
1,679,031
Benchmark Mortgage Trust
3,165,000
2.669%,  12/15/2054, Ser.
2021-B31, Class A5 2,586,966
BFLD Trust
1,100,000
6.893%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,h
693,185
Principal
Amount Long-Term Fixed Income (20.2%) Value
Commercial Mortgage-Backed Securities (1.0%)
- continued
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
$ 8,000,000
3.000%,  6/25/2032, Ser.
K147, Class A2
b,k
$ 7,122,153
5,475,000
3.500%,  7/25/2032, Ser.
K148, Class A2
b,k
5,072,219
8,750,000
3.530%,  8/25/2032, Ser.
K149, Class A2
k
8,139,381
12,800,000
3.710%,  9/25/2032, Ser.
K-150, Class A2
b,k
12,052,625
8,000,000
3.800%,  10/25/2032, Ser.
K-151, Class A2
b,k
7,586,254
9,250,000
3.780%,  11/25/2032, Ser.
K-152, Class A2
b,k
8,757,609
8,400,000
3.820%,  12/25/2032, Ser.
K-153, Class A2
b,k
7,971,896
1,150,000
4.350%,  1/25/2033, Ser.
K-154, Class A2
b,k
1,138,129
8,700,000
4.200%,  5/25/2033, Ser.
K-157, Class A2
k
8,515,659
MIRA Trust
2,750,000
6.755%,  6/6/2028, Ser.
2023-MILE, Class A
h
2,741,752
Morgan Stanley Capital I Trust
19,810,001
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,j
1,887,853
MSWF Commercial Mortgage Trust
1,835,000
5.752%,  5/15/2033, Ser.
2023-1, Class A5 1,882,283
SCOTT Trust
3,000,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
h
2,978,153
Total 89,205,638
Communications Services (0.6%)
Activision Blizzard, Inc.
1,231,000 2.500%,  9/15/2050 791,923
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
461,000 10.500%,  2/15/2028
h
237,415
Altice Financing SA
235,000 5.750%,  8/15/2029
g,h
182,045
Altice France SA/France
265,000 8.125%,  2/1/2027
h
229,469
866,000 5.500%,  10/15/2029
h
619,313
AMC Networks, Inc.
200,000 5.000%,  4/1/2024 196,902
624,000 4.250%,  2/15/2029 335,442
American Tower Corporation
500,000 3.375%,  10/15/2026 466,571
374,000 5.500%,  3/15/2028 371,398
793,000 2.900%,  1/15/2030 683,963
412,000 5.650%,  3/15/2033 417,775
AT&T, Inc.
923,000 3.650%,  6/1/2051 677,593
1,282,000 3.500%,  9/15/2053 907,548
1,500,000 2.300%,  6/1/2027 1,349,043
825,000 4.350%,  3/1/2029 792,537
621,000 5.400%,  2/15/2034 622,067

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.2%) Value
Communications Services (0.6%) - continued
$ 1,265,000 4.900%,  8/15/2037 $ 1,187,254
CCO Holdings, LLC/CCO Holdings
Capital Corporation
900,000 5.125%,  5/1/2027
h
838,120
404,000 5.000%,  2/1/2028
h
368,080
634,000 6.375%,  9/1/2029
h
597,329
750,000 4.750%,  3/1/2030
h
641,313
271,000 4.250%,  2/1/2031
h
219,231
394,000 4.750%,  2/1/2032
h
321,299
425,000 4.250%,  1/15/2034
h
321,201
Cengage Learning, Inc.
19,000 9.500%,  6/15/2024
h
19,048
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
920,000 4.200%,  3/15/2028 862,472
1,400,000 3.500%,  6/1/2041 946,966
Clear Channel Worldwide
Holdings, Inc.
416,000 5.125%,  8/15/2027
h
377,683
Comcast Corporation
923,000 5.350%,  5/15/2053 937,140
786,000 2.887%,  11/1/2051 526,979
780,000 4.250%,  10/15/2030 751,130
640,000 4.400%,  8/15/2035 601,562
1,305,000 4.750%,  3/1/2044 1,202,345
Connect Finco SARL/Connect US
Finco, LLC
261,000 6.750%,  10/1/2026
h
253,514
Crown Castle, Inc.
616,000 4.800%,  9/1/2028 597,543
CSC Holdings, LLC
1,280,000 5.375%,  2/1/2028
h
1,028,532
476,000 6.500%,  2/1/2029
h
384,625
Deutsche Telekom International
Finance BV
1,535,000 8.750%,  6/15/2030 1,838,292
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
608,000 5.875%,  8/15/2027
h
550,626
Discovery Communications, LLC
1,369,000 4.900%,  3/11/2026 1,341,516
DISH DBS Corporation
176,000 5.875%,  11/15/2024 153,933
243,000 5.250%,  12/1/2026
h
194,928
174,000 7.375%,  7/1/2028 93,090
324,000 5.750%,  12/1/2028
h
240,986
269,000 5.125%,  6/1/2029 124,909
DISH Network Corporation
244,000 11.750%,  11/15/2027
h
238,122
Frontier Communications
Holdings, LLC
567,000 5.875%,  10/15/2027
h
520,371
205,000 6.750%,  5/1/2029
g,h
159,040
127,000 8.750%,  5/15/2030
h
124,126
GCI, LLC
520,000 4.750%,  10/15/2028
h
443,352
Gray Escrow II, Inc.
718,000 5.375%,  11/15/2031
h
475,882
Gray Television, Inc.
490,000 4.750%,  10/15/2030
h
332,284
Principal
Amount Long-Term Fixed Income (20.2%) Value
Communications Services (0.6%) - continued
Hughes Satellite Systems
Corporation
$ 270,000 6.625%,  8/1/2026 $ 252,450
Iliad Holding SASU
627,000 6.500%,  10/15/2026
h
591,777
Lamar Media Corporation
376,000 3.750%,  2/15/2028 342,250
274,000 3.625%,  1/15/2031 230,845
LCPR Senior Secured Financing
DAC
405,000 6.750%,  10/15/2027
h
379,587
Level 3 Financing, Inc.
744,000 4.625%,  9/15/2027
h
517,677
430,000 4.250%,  7/1/2028
h
276,862
243,000 10.500%,  5/15/2030
h
246,556
Meta Platforms, Inc.
462,000 5.600%,  5/15/2053 474,480
616,000 4.800%,  5/15/2030 616,451
1,230,000 3.850%,  8/15/2032 1,142,479
Netflix, Inc.
330,000 4.875%,  4/15/2028 326,360
500,000 5.875%,  11/15/2028 516,401
552,000 5.375%,  11/15/2029
h
554,045
500,000 4.875%,  6/15/2030
h
492,047
News Corporation
487,000 3.875%,  5/15/2029
h
427,492
NTT Finance Corporation
1,077,000 4.372%,  7/27/2027
h
1,052,728
Omnicom Group, Inc.
750,000 3.600%,  4/15/2026 720,368
435,000 4.200%,  6/1/2030 407,539
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
279,000 6.250%,  6/15/2025
h
277,672
Playtika Holding Corporation
428,000 4.250%,  3/15/2029
h
379,850
Radiate Holdco, LLC/Radiate
Finance, Inc.
285,000 6.500%,  9/15/2028
h
166,316
Scripps Escrow II, Inc.
192,000 3.875%,  1/15/2029
h
155,028
Sirius XM Radio, Inc.
685,000 5.000%,  8/1/2027
h
635,536
365,000 4.000%,  7/15/2028
h
317,138
Sprint Capital Corporation
2,108,000 8.750%,  3/15/2032 2,547,744
Take-Two Interactive Software, Inc.
620,000 4.950%,  3/28/2028 612,659
TEGNA, Inc.
720,000 4.625%,  3/15/2028 635,400
Telecom Italia Capital SA
155,000 6.000%,  9/30/2034 125,000
Telecom Italia SPA/Milano
213,000 5.303%,  5/30/2024
h
207,027
Telesat Canada/Telesat, LLC
270,000 4.875%,  6/1/2027
h
162,089
100,000 6.500%,  10/15/2027
h
40,661
T-Mobile USA, Inc.
1,539,000 3.600%,  11/15/2060 1,080,129
1,100,000 4.375%,  4/15/2040 971,402

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.2%) Value
Communications Services (0.6%) - continued
United States Cellular Corporation
$ 460,000 6.700%,  12/15/2033 $ 395,476
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
657,000 4.750%,  4/15/2028
h
545,245
Univision Communications, Inc.
687,000 6.625%,  6/1/2027
h
664,019
Verizon Communications, Inc.
923,000 3.000%,  11/20/2060 576,541
2,689,000 2.650%,  11/20/2040 1,870,456
1,400,000 3.400%,  3/22/2041 1,080,529
VTR Finance NV
350,000 6.375%,  7/15/2028
h
131,239
VZ Secured Financing BV
462,000 5.000%,  1/15/2032
h
372,079
Walt Disney Company
1,230,000 3.600%,  1/13/2051 978,744
Warnermedia Holdings, Inc.
1,077,000 5.141%,  3/15/2052 876,945
922,000 4.054%,  3/15/2029 842,819
923,000 5.050%,  3/15/2042 777,967
WMG Acquisition Corporation
101,000 3.750%,  12/1/2029
h
87,311
136,000 3.875%,  7/15/2030
h
117,315
339,000 3.000%,  2/15/2031
h
274,244
YPSO Finance BIS SA
217,000 10.500%,  5/15/2027
h
131,400
Total 56,300,201
Consumer Cyclical (0.6%)
1011778 B.C., ULC/New Red
Finance, Inc.
780,000 4.375%,  1/15/2028
h
720,075
Adient Global Holdings, Ltd.
277,000 4.875%,  8/15/2026
h
263,138
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
285,000 6.625%,  7/15/2026
h
270,449
295,000 6.000%,  6/1/2029
h
217,682
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
405,000 4.625%,  6/1/2028
h
342,820
355,000 4.625%,  6/1/2028
h
298,644
Allison Transmission, Inc.
275,000 3.750%,  1/30/2031
h
232,312
Amazon.com, Inc.
521,000 3.875%,  8/22/2037 475,752
American Axle & Manufacturing,
Inc.
820,000 6.500%,  4/1/2027
g
777,777
Arko Corporation
328,000 5.125%,  11/15/2029
h
266,556
Ashton Woods USA, LLC/Ashton
Woods Finance Company
320,000 4.625%,  8/1/2029
h
272,714
181,000 4.625%,  4/1/2030
h
154,502
Boyd Gaming Corporation
490,000 4.750%,  6/15/2031
h
437,744
Boyne USA, Inc.
185,000 4.750%,  5/15/2029
h
166,714
Principal
Amount Long-Term Fixed Income (20.2%) Value
Consumer Cyclical (0.6%) - continued
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
$ 435,000 6.250%,  9/15/2027
h
$ 399,549
Caesars Entertainment, Inc.
755,000 6.250%,  7/1/2025
h
751,504
170,000 8.125%,  7/1/2027
h
173,990
529,000 4.625%,  10/15/2029
h
461,928
Carnival Corporation
351,000 10.500%,  2/1/2026
h
368,976
323,000 7.625%,  3/1/2026
g,h
316,346
797,000 5.750%,  3/1/2027
h
733,710
200,000 4.000%,  8/1/2028
h
177,304
Cedar Fair, LP
478,000 5.250%,  7/15/2029
g
434,743
Churchill Downs, Inc.
325,000 4.750%,  1/15/2028
h
301,405
202,000 6.750%,  5/1/2031
h
199,727
Cinemark USA, Inc.
569,000 5.875%,  3/15/2026
h
539,839
Clarios Global, LP/Clarios US
Finance Company, Inc.
255,000 8.500%,  5/15/2027
g,h
255,417
503,000 6.750%,  5/15/2028
h
501,241
D.R. Horton, Inc.
333,000 2.600%,  10/15/2025 311,520
Daimler Trucks Finance North
America, LLC
964,000 2.000%,  12/14/2026
h
860,517
Dana, Inc.
590,000 5.625%,  6/15/2028
g
554,550
Expedia Group, Inc.
1,500,000 3.250%,  2/15/2030 1,305,525
Ford Motor Company
784,000 3.250%,  2/12/2032 616,761
442,000 6.100%,  8/19/2032 428,367
Ford Motor Credit Company, LLC
1,003,000 2.300%,  2/10/2025 937,594
1,060,000 4.134%,  8/4/2025 1,005,305
845,000 2.700%,  8/10/2026 754,395
350,000 7.350%,  3/6/2030 357,435
Forestar Group, Inc.
340,000 3.850%,  5/15/2026
h
312,412
General Motors Company
810,000 6.125%,  10/1/2025 815,533
1,500,000 6.800%,  10/1/2027 1,558,157
General Motors Financial
Company, Inc.
500,000 1.500%,  6/10/2026 441,847
GLP Capital, LP
1,153,000 5.750%,  6/1/2028 1,128,055
Goodyear Tire & Rubber Company
330,000 5.000%,  7/15/2029 297,573
250,000 5.250%,  7/15/2031 217,187
Guitar Center Escrow Issuer II, Inc.
158,000 8.500%,  1/15/2026
g,h
143,761
Hanesbrands, Inc.
455,000 4.875%,  5/15/2026
h
424,759
Hilton Domestic Operating
Company, Inc.
910,000 4.875%,  1/15/2030 848,502
201,000 3.625%,  2/15/2032
h
167,581

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.2%) Value
Consumer Cyclical (0.6%) - continued
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
$ 324,000 5.000%,  6/1/2029
h
$ 287,534
Home Depot, Inc.
505,000 5.400%,  9/15/2040 522,401
1,140,000 4.250%,  4/1/2046 1,010,558
970,000 3.900%,  6/15/2047 824,346
Hyundai Capital America
1,150,000 1.800%,  1/10/2028
h
969,464
Hyundai Capital Services, Inc.
615,000 2.125%,  4/24/2025
h
575,993
International Game Technology plc
600,000 5.250%,  1/15/2029
h
568,350
Jacobs Entertainment, Inc.
274,000 6.750%,  2/15/2029
h
245,244
Jaguar Land Rover Automotive plc
531,000 5.500%,  7/15/2029
h
453,056
KB Home
450,000 4.800%,  11/15/2029 412,741
Kia Corporation
500,000 2.375%,  2/14/2025
h
473,898
Kohl's Corporation
584,000 4.625%,  5/1/2031 406,336
825,000 5.550%,  7/17/2045 490,875
L Brands, Inc.
780,000 6.625%,  10/1/2030
h
753,003
180,000 6.875%,  11/1/2035 164,698
Lennar Corporation
1,073,000 4.750%,  5/30/2025 1,048,391
Lowe's Companies, Inc.
616,000 5.625%,  4/15/2053 615,631
1,500,000 2.625%,  4/1/2031 1,266,577
Macy's Retail Holdings, LLC
480,000 5.875%,  4/1/2029
g,h
438,000
Marriott International, Inc./MD
1,025,000 4.625%,  6/15/2030 981,418
Mattamy Group Corporation
376,000 5.250%,  12/15/2027
h
350,393
McDonald's Corporation
1,084,000 4.450%,  3/1/2047 974,758
Michaels Companies, Inc.
326,000 5.250%,  5/1/2028
h
263,388
NCL Corporation, Ltd.
185,000 3.625%,  12/15/2024
h
178,022
137,000 5.875%,  3/15/2026
h
128,172
528,000 5.875%,  2/15/2027
h
513,958
Nissan Motor Acceptance
Company, LLC
1,000,000 1.125%,  9/16/2024
h
931,489
Nissan Motor Company, Ltd.
177,000 3.522%,  9/17/2025
h
164,666
184,000 4.345%,  9/17/2027
h
167,349
229,000 4.810%,  9/17/2030
h
200,865
Nordstrom, Inc.
162,000 4.375%,  4/1/2030
g
133,894
231,000 4.250%,  8/1/2031 180,064
PENN Entertainment, Inc.
495,000 4.125%,  7/1/2029
g,h
406,246
Principal
Amount Long-Term Fixed Income (20.2%) Value
Consumer Cyclical (0.6%) - continued
PetSmart, Inc./PetSmart Finance
Corporation
$ 650,000 4.750%,  2/15/2028
h
$ 600,674
440,000 7.750%,  2/15/2029
h
437,174
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
846,000 5.750%,  4/15/2026
h
830,457
376,000 6.250%,  1/15/2028
h
352,237
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
630,000 5.750%,  1/15/2029
h
471,374
Royal Caribbean Cruises, Ltd.
149,000 11.500%,  6/1/2025
h
158,089
760,000 4.250%,  7/1/2026
h
697,642
468,000 9.250%,  1/15/2029
h
498,613
163,000 7.250%,  1/15/2030
h
165,094
Scientific Games International, Inc.
610,000 7.250%,  11/15/2029
h
610,763
57,000 6.625%,  3/1/2030
h
50,160
SeaWorld Parks and
Entertainment, Inc.
307,000 5.250%,  8/15/2029
h
274,789
Six Flags Theme Parks, Inc.
181,000 7.000%,  7/1/2025
g,h
181,904
Staples, Inc.
386,000 7.500%,  4/15/2026
h
318,802
243,000 10.750%,  4/15/2027
h
141,158
Starbucks Corporation
770,000 4.750%,  2/15/2026 762,889
Station Casinos, LLC
381,000 4.625%,  12/1/2031
h
320,993
Target Corporation
923,000 2.950%,  1/15/2052 646,789
Toyota Motor Credit Corporation
779,000 4.700%,  1/12/2033 771,204
Travel + Leisure Company
209,000 6.625%,  7/31/2026
h
207,411
Tripadvisor, Inc.
103,000 7.000%,  7/15/2025
h
103,000
Uber Technologies, Inc.
385,000 6.250%,  1/15/2028
h
383,098
VICI Properties, LP/VICI Note
Company, Inc.
1,634,000 4.625%,  6/15/2025
h
1,578,845
616,000 5.750%,  2/1/2027
h
602,892
391,000 3.750%,  2/15/2027
h
358,678
Viking Cruises, Ltd.
658,000 5.875%,  9/15/2027
h
604,781
Volkswagen Group of America
Finance, LLC
792,000 4.350%,  6/8/2027
h
762,439
Wabash National Corporation
528,000 4.500%,  10/15/2028
h
457,838
Walmart, Inc.
924,000 4.500%,  9/9/2052 903,107
461,000 3.900%,  4/15/2028 449,918
Wyndham Hotels & Resorts, Inc.
280,000 4.375%,  8/15/2028
h
255,696
Yum! Brands, Inc.
630,000 4.750%,  1/15/2030
h
589,938

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.2%) Value
Consumer Cyclical (0.6%) - continued
ZF North America Capital, Inc.
$ 280,000 7.125%,  4/14/2030
h
$ 284,775
Total 56,934,893
Consumer Non-Cyclical (0.7%)
1375209 B.C., Ltd.
342,000 9.000%,  1/30/2028
g,h
342,855
Abbott Laboratories
1,445,000 4.750%,  11/30/2036 1,450,702
175,000 6.000%,  4/1/2039 195,330
AbbVie, Inc.
625,000 2.950%,  11/21/2026 583,903
1,475,000 4.300%,  5/14/2036 1,354,571
550,000 4.850%,  6/15/2044 512,469
775,000 4.875%,  11/14/2048 732,393
Albertsons Companies, Inc./
Safeway, Inc.
641,000 4.625%,  1/15/2027
h
607,350
702,000 3.500%,  3/15/2029
h
607,680
Amgen, Inc.
1,550,000 4.200%,  2/22/2052 1,282,438
919,000 5.250%,  3/2/2030 920,834
919,000 5.600%,  3/2/2043 921,781
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
1,414,000 4.700%,  2/1/2036 1,375,277
Anheuser-Busch InBev Worldwide,
Inc.
1,740,000 4.375%,  4/15/2038 1,611,025
923,000 5.550%,  1/23/2049 972,836
Aramark Services, Inc.
644,000 5.000%,  2/1/2028
h
606,996
Archer-Daniels-Midland Company
1,373,000 2.700%,  9/15/2051 925,816
AstraZeneca plc
1,600,000 3.000%,  5/28/2051 1,186,690
Avantor Funding, Inc.
418,000 4.625%,  7/15/2028
h
387,454
B&G Foods, Inc.
208,000 5.250%,  4/1/2025 198,575
206,000 5.250%,  9/15/2027 178,976
BAT Capital Corporation
308,000 7.750%,  10/19/2032 338,959
Bausch Health Companies, Inc.
189,000 5.500%,  11/1/2025
g,h
166,997
413,000 4.875%,  6/1/2028
h
245,818
360,000 11.000%,  9/30/2028
h
255,708
Becton, Dickinson and Company
324,000 3.794%,  5/20/2050 255,974
900,000 3.700%,  6/6/2027 855,698
BellRing Brands, Inc.
286,000 7.000%,  3/15/2030
h
287,787
Bristol-Myers Squibb Company
1,543,000 3.550%,  3/15/2042 1,279,339
Cargill, Inc.
930,000 3.125%,  5/25/2051
h
673,371
Central Garden & Pet Company
650,000 4.125%,  10/15/2030 544,502
Cheplapharm Arzneimittel GmbH
70,000 5.500%,  1/15/2028
h
63,350
Principal
Amount Long-Term Fixed Income (20.2%) Value
Consumer Non-Cyclical (0.7%) - continued
Chobani, LLC/Chobani Finance
Corporation, Inc.
$ 491,000 4.625%,  11/15/2028
h
$ 446,810
CHS/Community Health Systems,
Inc.
118,000 8.000%,  12/15/2027
h
114,230
360,000 6.000%,  1/15/2029
h
302,850
Colgate-Palmolive Company
768,000 4.600%,  3/1/2033 780,182
Constellation Brands, Inc.
930,000 3.600%,  2/15/2028 871,013
600,000 2.875%,  5/1/2030 520,484
Coty, Inc.
389,000 5.000%,  4/15/2026
h
372,786
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
490,000 4.750%,  1/15/2029
h
451,780
CVS Health Corporation
1,386,000 5.625%,  2/21/2053 1,377,865
693,000 5.125%,  2/21/2030 688,215
1,310,000 4.875%,  7/20/2035 1,244,815
Edgewell Personal Care Company
380,000 5.500%,  6/1/2028
h
359,184
Eli Lilly & Company
459,000 4.950%,  2/27/2063 468,418
Embecta Corporation
158,000 6.750%,  2/15/2030
h
141,593
Encompass Health Corporation
750,000 4.500%,  2/1/2028
g
697,765
Energizer Holdings, Inc.
590,000 4.750%,  6/15/2028
h
526,044
Fortrea Holdings, Inc.
136,000 7.500%,  7/1/2030
h
139,260
General Mills, Inc.
246,000 4.950%,  3/29/2033 243,803
HCA, Inc.
1,059,000 3.500%,  9/1/2030 928,266
HLF Financing SARL, LLC/
Herbalife International, Inc.
901,000 4.875%,  6/1/2029
h
642,206
Imperial Brands Finance plc
1,600,000 3.875%,  7/26/2029
h
1,409,164
Jazz Securities DAC
275,000 4.375%,  1/15/2029
h
245,352
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
922,000 4.375%,  2/2/2052
h
646,681
612,000 5.500%,  1/15/2030
h
587,092
845,000 3.000%,  5/15/2032
h
648,495
Kenvue, Inc.
1,240,000 5.350%,  3/22/2026
h
1,249,542
Kimberly-Clark Corporation
900,000 3.900%,  5/4/2047 769,448
Kraft Heinz Foods Company
900,000 3.875%,  5/15/2027 864,104
180,000 5.200%,  7/15/2045 171,330
1,000,000 4.375%,  6/1/2046 849,855
Lamb Weston Holdings, Inc.
289,000 4.125%,  1/31/2030
h
258,283

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.2%) Value
Consumer Non-Cyclical (0.7%) - continued
Mattel, Inc.
$ 605,000 3.375%,  4/1/2026
h
$ 556,719
769,000 5.450%,  11/1/2041 637,523
Medtronic, Inc.
923,000 4.375%,  3/15/2035 886,814
Mozart Debt Merger Sub, Inc.
485,000 3.875%,  4/1/2029
h
421,496
328,000 5.250%,  10/1/2029
h
284,605
Nestle Holdings, Inc.
1,385,000 5.250%,  3/13/2026
h
1,395,292
Newell Brands, Inc.
889,000 4.700%,  4/1/2026 835,082
Organon & Company/Organon
Foreign Debt Co-Issuer BV
473,000 4.125%,  4/30/2028
h
419,802
Owens & Minor, Inc.
340,000 6.625%,  4/1/2030
g,h
308,468
PepsiCo, Inc.
610,000 4.200%,  7/18/2052 568,072
Performance Food Group, Inc.
298,000 4.250%,  8/1/2029
h
265,313
Perrigo Finance Unlimited
Company
768,000 4.375%,  3/15/2026 730,113
Pfizer Investment Enterprises Pte,
Ltd.
1,386,000 5.300%,  5/19/2053 1,440,998
462,000 4.750%,  5/19/2033 460,259
Philip Morris International, Inc.
924,000 4.875%,  2/13/2026 917,461
615,000 5.125%,  11/17/2027 616,882
615,000 5.625%,  11/17/2029 626,644
923,000 5.375%,  2/15/2033 920,966
Post Holdings, Inc.
186,000 5.625%,  1/15/2028
h
178,718
185,000 5.500%,  12/15/2029
h
170,712
397,000 4.500%,  9/15/2031
h
339,051
Primo Water Holdings, Inc.
410,000 4.375%,  4/30/2029
h
351,308
Reynolds American, Inc.
759,000 5.700%,  8/15/2035 713,336
Roche Holdings, Inc.
1,158,000 4.000%,  11/28/2044
h
1,011,737
Scotts Miracle-Gro Company
306,000 4.500%,  10/15/2029
g
262,935
SEG Holding, LLC
740,000 5.625%,  10/15/2028
h
699,588
Simmons Foods, Inc.
652,000 4.625%,  3/1/2029
h
522,392
Spectrum Brands, Inc.
310,000 5.000%,  10/1/2029
h
276,698
280,000 5.500%,  7/15/2030
h
255,500
Syneos Health, Inc.
560,000 3.625%,  1/15/2029
h
547,445
Sysco Corporation
1,300,000 6.600%,  4/1/2040 1,409,250
Takeda Pharmaceutical Company,
Ltd.
925,000 3.175%,  7/9/2050 651,517
Teleflex, Inc.
385,000 4.250%,  6/1/2028
h
351,792
Principal
Amount Long-Term Fixed Income (20.2%) Value
Consumer Non-Cyclical (0.7%) - continued
Tenet Healthcare Corporation
$ 1,340,000 5.125%,  11/1/2027 $ 1,279,267
255,000 6.125%,  10/1/2028 245,488
407,000 6.750%,  5/15/2031
h
407,991
Teva Pharmaceutical Finance
Netherlands III BV
998,000 3.150%,  10/1/2026 894,254
TreeHouse Foods, Inc.
539,000 4.000%,  9/1/2028 464,311
United Natural Foods, Inc.
340,000 6.750%,  10/15/2028
h
281,819
Wyeth, LLC
619,000 6.500%,  2/1/2034 691,961
Zoetis, Inc.
1,451,000 4.700%,  2/1/2043 1,350,193
Total 66,590,141
Energy (0.5%)
Antero Resources Corporation
176,000 5.375%,  3/1/2030
h
162,931
Archrock Partners, LP/Archrock
Partners Finance Corporation
570,000 6.250%,  4/1/2028
h
535,150
Baytex Energy Corporation
339,000 8.500%,  4/30/2030
h
331,057
BP Capital Markets America, Inc.
1,907,000 2.939%,  6/4/2051 1,301,359
423,000 3.543%,  4/6/2027 403,854
Buckeye Partners, LP
485,000 3.950%,  12/1/2026 437,839
Callon Petroleum Company
400,000 8.250%,  7/15/2025 397,000
217,000 7.500%,  6/15/2030
g,h
204,820
Canadian Natural Resources, Ltd.
525,000 2.950%,  7/15/2030 450,784
Cheniere Energy Partners, LP
2,461,000 4.500%,  10/1/2029 2,258,598
197,000 3.250%,  1/31/2032 162,062
Cheniere Energy, Inc.
518,000 4.625%,  10/15/2028 483,699
Chesapeake Energy Corporation
314,000 6.750%,  4/15/2029
h
311,562
Chord Energy Corporation
253,000 6.375%,  6/1/2026
h
250,818
Civitas Resources, Inc.
153,000 8.375%,  7/1/2028
h
154,729
153,000 8.750%,  7/1/2031
h
155,111
CNX Resources Corporation
196,000 6.000%,  1/15/2029
h
181,674
Comstock Resources, Inc.
410,000 5.875%,  1/15/2030
h
355,950
Continental Resources, Inc.
1,076,000 2.268%,  11/15/2026
h
957,866
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
377,000 5.500%,  6/15/2031
h
336,251
Crescent Energy Finance, LLC
170,000 9.250%,  2/15/2028
h
164,941

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.2%) Value
Energy (0.5%) - continued
CrownRock, LP/CrownRock
Finance, Inc.
$ 303,000 5.625%,  10/15/2025
h
$ 298,516
Devon Energy Corporation
1,740,000 4.500%,  1/15/2030 1,637,902
DT Midstream, Inc.
495,000 4.125%,  6/15/2029
h
434,400
165,000 4.375%,  6/15/2031
h
142,107
Enbridge, Inc.
844,000 2.500%,  2/14/2025 801,610
Enerflex, Ltd.
275,000 9.000%,  10/15/2027
h
267,567
Energy Transfer, LP
754,000 4.000%,  10/1/2027 706,044
970,000 4.900%,  3/15/2035 889,066
800,000 5.150%,  2/1/2043 679,659
1,100,000 6.000%,  6/15/2048 1,043,134
EnLink Midstream Partners, LP
580,000 4.850%,  7/15/2026 559,700
EnLink Midstream, LLC
202,000 6.500%,  9/1/2030
h
201,754
Enterprise Products Operating,
LLC
876,000 3.300%,  2/15/2053 625,077
EQM Midstream Partners, LP
933,000 4.750%,  1/15/2031
h
817,293
EQT Corporation
511,000 6.125%,  2/1/2025 508,128
923,000 3.900%,  10/1/2027 853,332
Exxon Mobil Corporation
1,450,000 3.452%,  4/15/2051 1,126,640
Ferrellgas, LP/Ferrellgas Finance
Corporation
339,000 5.375%,  4/1/2026
h
315,302
Genesis Energy LP/Genesis
Energy Finance Corporation
272,000 8.875%,  4/15/2030 265,743
Halliburton Company
807,000 4.850%,  11/15/2035 759,909
615,000 5.000%,  11/15/2045 556,456
Harvest Midstream, LP
785,000 7.500%,  9/1/2028
h
778,281
Hess Midstream Operations, LP
450,000 5.625%,  2/15/2026
h
442,687
236,000 5.500%,  10/15/2030
h
218,299
Hilcorp Energy I, LP/Hilcorp
Finance Company
540,000 5.750%,  2/1/2029
h
488,964
279,000 6.250%,  4/15/2032
h
248,694
Holly Energy Partners, LP/Holly
Energy Finance Corporation
282,000 6.375%,  4/15/2027
h
278,566
Howard Midstream Energy
Partners, LLC
503,000 6.750%,  1/15/2027
h
479,107
ITT Holdings, LLC
470,000 6.500%,  8/1/2029
h
395,966
Laredo Petroleum, Inc.
575,000 7.750%,  7/31/2029
h
474,375
Magellan Midstream Partners, LP
1,070,000 5.000%,  3/1/2026 1,059,708
Principal
Amount Long-Term Fixed Income (20.2%) Value
Energy (0.5%) - continued
MEG Energy Corporation
$ 441,000 5.875%,  2/1/2029
h
$ 414,723
MPLX, LP
746,000 4.875%,  6/1/2025 731,962
1,231,000 4.950%,  9/1/2032 1,175,865
230,000 5.000%,  3/1/2033 220,313
Murphy Oil Corporation
350,000 5.875%,  12/1/2027 340,020
Nabors Industries, Ltd.
630,000 7.250%,  1/15/2026
h
588,118
National Fuel Gas Company
1,000,000 5.500%,  1/15/2026 985,766
New Fortress Energy, Inc.
210,000 6.750%,  9/15/2025
h
196,987
Noble Finance II, LLC
336,000 8.000%,  4/15/2030
h
341,604
Northern Oil and Gas, Inc.
340,000 8.750%,  6/15/2031
h
334,050
Northriver Midstream Finance, LP
165,000 5.625%,  2/15/2026
h
153,845
NuStar Logistics, LP
560,000 5.750%,  10/1/2025 545,973
Ovintiv Exploration, Inc.
1,071,000 5.375%,  1/1/2026 1,063,730
Ovintiv, Inc.
308,000 5.650%,  5/15/2025 305,554
Phillips 66 Company
692,000 4.950%,  12/1/2027 685,824
Precision Drilling Corporation
410,000 6.875%,  1/15/2029
h
370,442
Range Resources Corporation
273,000 4.750%,  2/15/2030
h
244,676
Rockcliff Energy II, LLC
361,000 5.500%,  10/15/2029
h
333,006
SM Energy Company
375,000 6.625%,  1/15/2027 364,219
245,000 6.500%,  7/15/2028 235,200
Southwestern Energy Company
360,000 5.375%,  3/15/2030 335,953
235,000 4.750%,  2/1/2032 207,114
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
431,000 5.875%,  3/1/2027 416,422
Suncor Energy, Inc.
1,117,000 7.150%,  2/1/2032 1,203,590
Sunoco, LP/Sunoco Finance
Corporation
545,000 5.875%,  3/15/2028 524,086
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
549,000 5.500%,  1/15/2028
h
501,776
Targa Resources Corporation
1,077,000 4.200%,  2/1/2033 953,294
Teine Energy, Ltd.
345,000 6.875%,  4/15/2029
h
314,965
Transocean Titan Financing, Ltd.
325,000 8.375%,  2/1/2028
h
331,906

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.2%) Value
Energy (0.5%) - continued
Transocean, Inc.
$ 330,000 11.500%,  1/30/2027
h
$ 341,962
204,000 8.750%,  2/15/2030
h
207,060
USA Compression Partners, LP/
USA Compression Finance
Corporation
456,000 6.875%,  4/1/2026 446,695
Venture Global Calcasieu Pass,
LLC
483,000 3.875%,  8/15/2029
h
421,944
344,000 6.250%,  1/15/2030
h
341,226
290,000 4.125%,  8/15/2031
h
249,390
Venture Global LNG, Inc.
692,000 8.375%,  6/1/2031
h
697,652
Weatherford International, Ltd.
524,000 8.625%,  4/30/2030
h
531,987
Western Midstream Operating, LP
570,000 3.950%,  6/1/2025 547,522
308,000 6.150%,  4/1/2033 310,430
Williams Companies, Inc.
615,000 5.300%,  8/15/2052 567,030
1,015,000 7.500%,  1/15/2031 1,114,394
Total 48,550,316
Financials (1.7%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,510,000 3.500%,  1/15/2025 1,445,686
1,250,000 3.875%,  1/23/2028 1,149,217
550,000 3.400%,  10/29/2033 441,761
Air Lease Corporation
1,500,000 3.000%,  2/1/2030 1,254,336
Aircastle, Ltd.
650,000 5.250%,  8/11/2025
h
628,130
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
261,000 6.750%,  10/15/2027
h
245,340
Ally Financial, Inc.
1,000,000 5.750%,  11/20/2025
g
963,061
1,000,000 8.000%,  11/1/2031 1,038,121
88,000 6.700%,  2/14/2033 77,861
American Express Company
966,000 2.250%,  3/4/2025 914,906
American Homes 4 Rent, LP
1,000,000 2.375%,  7/15/2031 794,025
American International Group, Inc.
692,000 3.900%,  4/1/2026 664,896
616,000 5.125%,  3/27/2033 601,550
AmWINS Group, Inc.
315,000 4.875%,  6/30/2029
h
284,440
ANZ Bank New Zealand, Ltd.
600,000 5.548%,  8/11/2032
b,h
591,336
Aon Corporation/Aon Global
Holdings plc
304,000 5.350%,  2/28/2033 306,215
Ares Capital Corporation
455,000 3.250%,  7/15/2025 420,853
1,100,000 3.875%,  1/15/2026 1,019,826
550,000 2.150%,  7/15/2026 476,891
Associated Banc-Corp
750,000 4.250%,  1/15/2025 700,708
Principal
Amount Long-Term Fixed Income (20.2%) Value
Financials (1.7%) - continued
Australia & New Zealand Banking
Group, Ltd.
$ 700,000 2.950%,  7/22/2030
b,h
$ 641,249
Avolon Holdings Funding, Ltd.
541,000 5.250%,  5/15/2024
h
531,518
275,000 4.250%,  4/15/2026
h
256,194
Banco Santander Mexico SA
875,000 5.375%,  4/17/2025
h
865,651
Banco Santander SA
1,200,000 4.175%,  3/24/2028
b
1,123,324
Bank of America Corporation
1,062,000 5.080%,  1/20/2027
b
1,045,707
575,000 1.734%,  7/22/2027
b
513,340
800,000 3.824%,  1/20/2028
b
756,437
537,000 5.202%,  4/25/2029
b
531,131
500,000 2.087%,  6/14/2029
b
426,579
1,500,000 2.496%,  2/13/2031
b
1,255,847
1,475,000 1.922%,  10/24/2031
b
1,167,569
923,000 2.972%,  2/4/2033
b
769,437
1,844,000 4.571%,  4/27/2033
b
1,733,809
1,230,000 3.846%,  3/8/2037
b
1,051,803
Bank of Nova Scotia
308,000 4.850%,  2/1/2030 297,136
Barclays plc
1,290,000 4.972%,  5/16/2029
b
1,219,082
900,000 5.746%,  8/9/2033
b
870,429
Berkshire Hathaway Finance
Corporation
1,231,000 2.850%,  10/15/2050 856,624
Blackstone Private Credit Fund
917,000 2.700%,  1/15/2025 855,351
BNP Paribas SA
1,538,000 3.132%,  1/20/2033
b,h
1,262,105
BPCE SA
1,091,000 3.500%,  10/23/2027
h
984,668
Burford Capital Global Finance,
LLC
375,000 9.250%,  7/1/2031
h
372,694
Camden Property Trust
1,800,000 3.150%,  7/1/2029 1,593,839
Canadian Imperial Bank of
Commerce
923,000 5.001%,  4/28/2028 908,399
Capital One Financial Corporation
1,100,000 4.200%,  10/29/2025 1,051,493
920,000 2.636%,  3/3/2026
b
859,072
Centene Corporation
348,000 4.625%,  12/15/2029 320,312
630,000 3.000%,  10/15/2030 524,977
1,505,000 2.625%,  8/1/2031 1,199,304
Charles Schwab Corporation
1,535,000 2.450%,  3/3/2027 1,375,009
Chubb INA Holdings, Inc.
1,115,000 4.350%,  11/3/2045 1,009,096
Citigroup, Inc.
827,000 0.981%,  5/1/2025
b
791,345
1,515,000 4.400%,  6/10/2025 1,471,555
331,000 1.281%,  11/3/2025
b
310,072
745,000 3.200%,  10/21/2026 697,352
1,094,000 3.668%,  7/24/2028
b
1,022,772
490,000 4.125%,  7/25/2028 461,858
915,000 3.520%,  10/27/2028
b
849,807

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.2%) Value
Financials (1.7%) - continued
$ 1,308,000 4.910%,  5/24/2033
b
$ 1,265,693
778,000 6.174%,  5/25/2034
b
784,778
Commerzbank AG
1,350,000 8.125%,  9/19/2023
h
1,344,998
Cooperatieve Rabobank UA
1,227,000 5.564%,  2/28/2029
b,h
1,210,616
Corebridge Financial, Inc.
616,000 4.400%,  4/5/2052 484,284
462,000 4.350%,  4/5/2042 372,792
Credit Acceptance Corporation
620,000 5.125%,  12/31/2024
h
601,890
Credit Agricole SA
625,000 6.875%,  9/23/2024
b,h,l
602,756
Credit Suisse Group AG
900,000 7.250%,  9/12/2025
b,h,l,m
33,597
Danske Bank AS
450,000 0.976%,  9/10/2025
b,h
419,860
Deutsche Bank AG/New York, NY
1,175,000 3.729%,  1/14/2032
b
888,531
Discover Bank
1,670,000 4.682%,  8/9/2028
b
1,526,893
Drawbridge Special Opportunities
Fund, LP
750,000 3.875%,  2/15/2026
h
669,739
Elevance Health, Inc.
1,185,000 3.125%,  5/15/2050 826,241
820,000 4.625%,  5/15/2042 736,943
EPR Properties
405,000 4.950%,  4/15/2028 361,807
ERP Operating, LP
337,000 3.375%,  6/1/2025 323,357
First Horizon Bank
250,000 5.750%,  5/1/2030
g
217,107
First Horizon National Corporation
1,000,000 4.000%,  5/26/2025 934,017
First-Citizens Bank & Trust
Company
1,155,000 6.125%,  3/9/2028 1,139,393
Five Corners Funding Trust IV
616,000 5.997%,  2/15/2053
h
626,209
Fortress Transportation and
Infrastructure Investors, LLC
346,000 6.500%,  10/1/2025
h
340,867
171,000 9.750%,  8/1/2027
h
176,604
85,000 5.500%,  5/1/2028
h
77,775
FS KKR Capital Corporation
961,000 4.250%,  2/14/2025
h
904,855
1,300,000 3.400%,  1/15/2026 1,182,354
Genworth Mortgage Holdings, Inc.
257,000 6.500%,  8/15/2025
h
252,458
GGAM Finance, Ltd.
338,000 7.750%,  5/15/2026
h
339,267
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
984,000 3.750%,  12/15/2027
h
721,864
Goldman Sachs Group, Inc.
785,000 1.948%,  10/21/2027
b
698,279
275,000 1.992%,  1/27/2032
b
216,487
2,769,000 3.102%,  2/24/2033
b
2,339,122
1,130,000 4.750%,  10/21/2045 1,027,115
Principal
Amount Long-Term Fixed Income (20.2%) Value
Financials (1.7%) - continued
Healthpeak OP, LLC
$ 205,000 3.400%,  2/1/2025 $ 196,944
HSBC Holdings plc
1,134,000 1.162%,  11/22/2024
b
1,109,892
1,850,000 3.803%,  3/11/2025
b
1,813,901
1,100,000 2.999%,  3/10/2026
b
1,042,867
710,000 3.900%,  5/25/2026 676,558
900,000 5.402%,  8/11/2033
b
879,899
HUB International, Ltd.
515,000 5.625%,  12/1/2029
h
461,997
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
274,000 4.750%,  9/15/2024 261,798
485,000 6.375%,  12/15/2025 450,858
275,000 5.250%,  5/15/2027 237,160
Intercontinental Exchange, Inc.
575,000 4.950%,  6/15/2052 542,548
Invitation Homes Operating
Partnership, LP
769,000 2.000%,  8/15/2031 589,139
J.P. Morgan Chase & Company
500,000 0.824%,  6/1/2025
b
475,318
889,000 1.561%,  12/10/2025
b
832,369
850,000 1.040%,  2/4/2027
b
756,966
720,000 1.578%,  4/22/2027
b
646,713
1,230,000 2.947%,  2/24/2028
b
1,129,345
1,475,000 4.203%,  7/23/2029
b
1,401,935
900,000 2.522%,  4/22/2031
b
761,260
1,100,000 1.953%,  2/4/2032
b
876,468
1,229,000 4.586%,  4/26/2033
b
1,171,596
923,000 4.912%,  7/25/2033
b
901,931
1,265,000 3.882%,  7/24/2038
b
1,091,617
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
137,000 5.000%,  8/15/2028
h
112,315
KeyBank NA/Cleveland, OH
651,000 5.000%,  1/26/2033 563,413
KeyCorp
450,000 3.878%,  5/23/2025
b
416,133
Kimco Realty Corporation
1,142,000 3.300%,  2/1/2025 1,091,877
Lloyds Banking Group plc
920,000 5.871%,  3/6/2029
b
912,228
LPL Holdings, Inc.
410,000 4.000%,  3/15/2029
h
359,701
Macquarie Airfinance Holdings,
Ltd.
168,000 8.375%,  5/1/2028
h
170,342
Macquarie Group, Ltd.
1,103,000 1.201%,  10/14/2025
b,h
1,034,237
Manufacturers & Traders Trust
Company
923,000 4.700%,  1/27/2028 863,093
Marsh & McLennan Companies,
Inc.
231,000 5.450%,  3/15/2053 235,101
Massachusetts Mutual Life
Insurance Company
1,150,000 3.200%,  12/1/2061
*
741,967
Mitsubishi UFJ Financial Group,
Inc.
835,000 0.962%,  10/11/2025
b
779,080

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.2%) Value
Financials (1.7%) - continued
$ 922,000 5.422%,  2/22/2029
b
$ 917,114
1,750,000 2.048%,  7/17/2030 1,418,865
Molina Healthcare, Inc.
351,000 4.375%,  6/15/2028
h
323,570
Morgan Stanley
900,000 2.630%,  2/18/2026
b
853,204
600,000 2.188%,  4/28/2026
b
563,225
1,925,000 4.350%,  9/8/2026 1,859,053
1,211,000 5.050%,  1/28/2027
b
1,200,910
1,244,000 3.591%,  7/22/2028
b
1,147,826
615,000 5.164%,  4/20/2029
b
607,488
1,600,000 3.622%,  4/1/2031
b
1,441,745
615,000 5.250%,  4/21/2034
b
607,281
1,076,000 5.297%,  4/20/2037
b
1,018,106
825,000 2.802%,  1/25/2052
b
541,331
MPT Operating Partnership, LP/
MPT Finance Corporation
467,000 4.625%,  8/1/2029 353,033
Nasdaq, Inc.
750,000 3.250%,  4/28/2050 507,043
Nationstar Mortgage Holdings,
Inc.
341,000 6.000%,  1/15/2027
h
317,227
NatWest Group plc
1,250,000 4.445%,  5/8/2030
b
1,148,941
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
518,000 4.500%,  9/30/2028
h
398,470
New York Life Global Funding
925,000 4.550%,  1/28/2033
h
891,023
Office Properties Income Trust
148,000 2.650%,  6/15/2026 109,070
Omega Healthcare Investors, Inc.
780,000 3.625%,  10/1/2029 639,228
875,000 3.375%,  2/1/2031 694,039
OneMain Finance Corporation
705,000 6.875%,  3/15/2025 698,043
366,000 3.875%,  9/15/2028 299,205
Owl Rock Capital Corporation
250,000 4.250%,  1/15/2026 231,276
Owl Rock Core Income
Corporation
769,000 4.700%,  2/8/2027 697,807
Owl Rock Technology Finance
Corporation
250,000 4.750%,  12/15/2025
h
226,395
Park Intermediate Holdings, LLC
546,000 4.875%,  5/15/2029
h
470,543
Pine Street Trust I
923,000 4.572%,  2/15/2029
h
845,570
PNC Financial Services Group,
Inc.
952,000 5.812%,  6/12/2026
b
946,208
1,230,000 4.626%,  6/6/2033
b
1,131,456
PRA Group, Inc.
411,000 7.375%,  9/1/2025
h
390,701
170,000 8.375%,  2/1/2028
h
154,062
Principal Life Global Funding II
825,000 1.250%,  8/16/2026
h
719,109
Prologis, LP
617,000 2.875%,  11/15/2029 540,030
Principal
Amount Long-Term Fixed Income (20.2%) Value
Financials (1.7%) - continued
Prudential Financial, Inc.
$ 1,170,000 5.125%,  3/1/2052
b
$ 1,056,358
Radian Group, Inc.
340,000 4.875%,  3/15/2027 320,654
Realty Income Corporation
394,000 4.125%,  10/15/2026 377,913
1,079,000 5.625%,  10/13/2032 1,090,449
1,100,000 2.850%,  12/15/2032 894,604
Regency Centers, LP
1,100,000 4.125%,  3/15/2028 1,027,348
RHP Hotel Properties, LP/RHP
Finance Corporation
201,000 7.250%,  7/15/2028
h
203,056
RLJ Lodging Trust, LP
172,000 3.750%,  7/1/2026
h
157,810
363,000 4.000%,  9/15/2029
h
304,007
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
440,000 3.625%,  3/1/2029
h
369,806
Royal Bank of Canada
769,000 5.000%,  5/2/2033 750,406
Santander Holdings USA, Inc.
308,000 6.499%,  3/9/2029
b
304,653
Santander UK Group Holdings plc
1,000,000 1.673%,  6/14/2027
b
861,537
Service Properties Trust
195,000 4.650%,  3/15/2024 191,767
111,000 4.350%,  10/1/2024 106,806
458,000 7.500%,  9/15/2025 449,755
260,000 5.500%,  12/15/2027 228,596
Simon Property Group, LP
1,125,000 3.800%,  7/15/2050 832,339
SLM Corporation
180,000 4.200%,  10/29/2025 167,229
Societe Generale SA
1,122,000 4.750%,  11/24/2025
h
1,068,692
Spirit Realty, LP
1,250,000 2.100%,  3/15/2028 1,047,513
Standard Chartered plc
1,847,000 1.822%,  11/23/2025
b,h
1,726,893
Sumitomo Mitsui Financial Group,
Inc.
1,140,000 3.010%,  10/19/2026 1,053,672
922,000 5.710%,  1/13/2030 933,043
850,000 1.710%,  1/12/2031 661,899
Synchrony Financial
590,000 4.250%,  8/15/2024 568,837
87,000 7.250%,  2/2/2033 78,350
Synovus Bank
1,201,000 5.625%,  2/15/2028 1,085,089
Toronto-Dominion Bank
924,000 5.156%,  1/10/2028 917,857
Truist Financial Corporation
623,000 6.047%,  6/8/2027
b
623,259
440,000 5.125%,  12/15/2027
b,l
336,710
770,000 5.122%,  1/26/2034
b
729,669
U.S. Bancorp
616,000 5.727%,  10/21/2026
b
615,646
954,000 5.775%,  6/12/2029
b
953,715
244,000 5.836%,  6/12/2034
b
245,765

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.2%) Value
Financials (1.7%) - continued
UBS Group AG
$ 435,000 2.593%,  9/11/2025
b,h
$ 414,629
1,800,000 2.193%,  6/5/2026
b,h
1,650,544
767,000 3.091%,  5/14/2032
b,h
620,446
UDR, Inc.
875,000 2.100%,  8/1/2032 664,247
United Wholesale Mortgage, LLC
109,000 5.500%,  11/15/2025
h
103,714
268,000 5.500%,  4/15/2029
h
229,810
UnitedHealth Group, Inc.
616,000 5.875%,  2/15/2053 684,209
923,000 4.750%,  5/15/2052 875,606
308,000 4.950%,  5/15/2062 296,102
1,450,000 4.625%,  7/15/2035 1,417,624
USI, Inc./NY
137,000 6.875%,  5/1/2025
h
135,972
Wells Fargo & Company
125,000 3.000%,  4/22/2026 117,537
1,475,000 3.000%,  10/23/2026 1,369,189
923,000 3.526%,  3/24/2028
b
861,481
1,400,000 2.393%,  6/2/2028
b
1,247,583
507,000 5.389%,  4/24/2034
b
503,762
1,180,000 4.900%,  11/17/2045 1,038,460
Welltower OP, LLC
750,000 2.050%,  1/15/2029 623,492
Willis North America, Inc.
1,231,000 4.650%,  6/15/2027 1,195,563
XHR, LP
172,000 6.375%,  8/15/2025
h
168,832
189,000 4.875%,  6/1/2029
h
162,067
Total 158,720,987
Foreign Government (<0.1%)
NBN Company, Ltd.
1,050,000 2.625%,  5/5/2031
h
880,721
Total 880,721
Mortgage-Backed Securities (4.4%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
22,303,215 2.500%,  5/1/2051 18,994,920
7,917,238 3.500%,  5/1/2052 7,221,331
9,917,662 4.000%,  5/1/2052 9,369,434
20,947,117 3.500%,  6/1/2052 19,115,377
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
5,694,526 2.500%,  7/1/2030 5,291,679
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
2,500,000 2.000%,  7/1/2038
d
2,215,234
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
5,736,566 3.000%,  12/1/2036 5,300,182
6,090,814 3.000%,  8/1/2038 5,620,009
9,020,333 3.500%,  5/1/2040 8,464,346
5,660,345 2.500%,  4/1/2042 4,921,796
Principal
Amount Long-Term Fixed Income (20.2%) Value
Mortgage-Backed Securities (4.4%) - continued
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
$ 22,119,798 3.000%,  1/1/2052 $ 19,556,046
1,411,574 2.000%,  2/1/2051 1,160,039
2,208,602 2.000%,  2/1/2051 1,816,915
6,128,165 2.500%,  2/1/2051 5,240,372
11,018,983 2.500%,  2/1/2051 9,398,082
29,992,396 2.000%,  3/1/2051 24,575,334
22,656,381 3.000%,  3/1/2052 19,995,304
18,474,523 2.000%,  4/1/2051 15,158,753
13,114,132 3.000%,  4/1/2051 11,582,192
13,722,589 3.000%,  5/1/2050 12,197,673
2,681,045 2.000%,  5/1/2051 2,195,965
10,820,610 3.000%,  5/1/2051 9,652,647
8,684,425 3.000%,  6/1/2050 7,760,812
3,950,000 5.000%,  6/1/2053
d
3,895,259
16,976,668 2.500%,  7/1/2051 14,459,058
5,480,882 3.500%,  7/1/2051 5,055,614
2,306,904 2.500%,  8/1/2050 1,985,119
11,305,080 3.500%,  8/1/2050 10,445,639
8,254,033 3.500%,  9/1/2052 7,556,378
16,374,489 4.000%,  10/1/2052 15,401,519
2,688,948 2.000%,  11/1/2051 2,197,254
10,811,347 2.000%,  12/1/2050 8,892,270
28,605,928 2.500%,  12/1/2051 24,419,874
16,758,524 4.500%,  12/1/2052 16,227,897
8,200,000 5.000%,  7/1/2041
d
8,034,719
3,000,000 5.500%,  7/1/2042
d
2,985,469
20,950,000 4.500%,  7/1/2048
d
20,141,461
14,500,000 4.000%,  7/1/2049
d
13,606,777
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
19,758,596 2.500%,  3/1/2062 16,173,593
5,681,095 3.500%,  7/1/2061 5,142,466
8,539,298 4.000%,  12/1/2061 8,014,486
Total 411,439,294
Technology (0.4%)
Advanced Micro Devices, Inc.
615,000 4.393%,  6/1/2052 559,932
Analog Devices, Inc.
1,150,000 2.950%,  10/1/2051 812,288
Apple, Inc.
1,077,000 2.650%,  2/8/2051 743,933
2,570,000 3.750%,  9/12/2047 2,221,088
AthenaHealth Group, Inc.
480,000 6.500%,  2/15/2030
g,h
403,987
Black Knight InfoServ, LLC
593,000 3.625%,  9/1/2028
h
532,822
Broadcom, Inc.
604,000 3.469%,  4/15/2034
h
495,467
1,231,000 3.137%,  11/15/2035
h
944,232
1,350,000 3.187%,  11/15/2036
h
1,020,267
600,000 4.926%,  5/15/2037
h
543,003
Cloud Software Group, Inc.
384,000 6.500%,  3/31/2029
h
341,906
134,000 9.000%,  9/30/2029
h
117,040
CommScope Technologies, LLC
750,000 6.000%,  6/15/2025
h
699,052

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.2%) Value
Technology (0.4%) - continued
CommScope, Inc.
$ 385,000 7.125%,  7/1/2028
g,h
$ 273,350
Dell International, LLC/EMC
Corporation
1,785,000 6.020%,  6/15/2026 1,814,290
Fiserv, Inc.
1,000,000 2.250%,  6/1/2027 898,021
1,150,000 2.650%,  6/1/2030 980,036
537,000 5.600%,  3/2/2033 546,565
Gartner, Inc.
325,000 3.625%,  6/15/2029
h
286,105
605,000 3.750%,  10/1/2030
h
526,905
Global Payments, Inc.
923,000 5.300%,  8/15/2029 899,236
Intel Corporation
616,000 4.875%,  2/10/2026 614,213
616,000 4.875%,  2/10/2028 613,672
Iron Mountain, Inc.
570,000 4.875%,  9/15/2029
h
510,228
750,000 5.250%,  7/15/2030
h
675,791
585,000 4.500%,  2/15/2031
h
502,649
KLA Corporation
923,000 3.300%,  3/1/2050 692,196
Mastercard, Inc.
729,000 3.950%,  2/26/2048 646,006
Microchip Technology, Inc.
500,000 0.983%,  9/1/2024 472,286
Microsoft Corporation
565,000 3.041%,  3/17/2062 411,996
1,130,000 3.700%,  8/8/2046 988,330
MSCI, Inc.
465,000 4.000%,  11/15/2029
h
420,835
NCR Corporation
516,000 5.125%,  4/15/2029
h
456,794
511,000 6.125%,  9/1/2029
h
511,427
NXP BV/NXP Funding, LLC
480,000 5.550%,  12/1/2028 482,976
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
480,000 4.300%,  6/18/2029 452,363
480,000 3.250%,  5/11/2041 349,358
Open Text Corporation
207,000 3.875%,  12/1/2029
h
173,024
675,000 4.125%,  2/15/2030
h
571,593
Oracle Corporation
615,000 6.900%,  11/9/2052 690,256
1,540,000 6.150%,  11/9/2029 1,604,014
1,815,000 3.850%,  7/15/2036 1,514,779
1,250,000 4.000%,  7/15/2046 960,764
PTC, Inc.
300,000 3.625%,  2/15/2025
h
289,692
270,000 4.000%,  2/15/2028
h
248,564
Rackspace Technology Global,
Inc.
540,000 5.375%,  12/1/2028
h
167,636
Roper Technologies, Inc.
945,000 1.750%,  2/15/2031 749,623
Seagate HDD Cayman
201,000 8.500%,  7/15/2031
h
210,787
528,350 9.625%,  12/1/2032
h
583,001
Principal
Amount Long-Term Fixed Income (20.2%) Value
Technology (0.4%) - continued
Sensata Technologies, Inc.
$ 393,000 3.750%,  2/15/2031
h
$ 336,208
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
190,000 4.625%,  11/1/2026
h
178,176
SS&C Technologies, Inc.
1,120,000 5.500%,  9/30/2027
h
1,072,207
Texas Instruments, Inc.
615,000 5.050%,  5/18/2063 616,219
Viavi Solutions, Inc.
396,000 3.750%,  10/1/2029
h
336,483
Visa, Inc.
1,230,000 2.000%,  8/15/2050 754,812
1,284,000 2.700%,  4/15/2040 986,350
VMware, Inc.
565,000 4.650%,  5/15/2027 548,951
900,000 2.200%,  8/15/2031 707,220
Total 37,761,004
Transportation (0.2%)
Allegiant Travel Company
310,000 7.250%,  8/15/2027
h
308,856
American Airlines Group, Inc.
119,000 3.750%,  3/1/2025
h
112,903
American Airlines, Inc.
710,000 11.750%,  7/15/2025
h
778,535
246,000 7.250%,  2/15/2028
h
244,535
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
1,166,000 5.500%,  4/20/2026
h
1,155,144
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
450,000 5.375%,  3/1/2029
g,h
417,403
Burlington Northern Santa Fe, LLC
724,000 2.875%,  6/15/2052 494,951
1,120,000 5.750%,  5/1/2040 1,184,556
625,000 4.450%,  3/15/2043 567,795
Canadian Pacific Railway
Company
615,000 4.700%,  5/1/2048 558,429
CSX Corporation
900,000 3.800%,  4/15/2050 717,757
Delta Air Lines, Inc.
202,000 7.000%,  5/1/2025
h
206,301
86,000 7.375%,  1/15/2026 89,654
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
1,340,000 4.750%,  10/20/2028
h
1,300,723
ERAC USA Finance, LLC
616,000 5.400%,  5/1/2053
h
615,015
Hawaiian Brand Intellectual
Property, Ltd.
331,000 5.750%,  1/20/2026
h
313,304
Hertz Corporation
323,000 4.625%,  12/1/2026
h
291,508
388,000 5.000%,  12/1/2029
h
320,734
Mileage Plus Holdings, LLC
1,231,200 6.500%,  6/20/2027
h
1,234,274
Norfolk Southern Corporation
2,152,000 4.450%,  3/1/2033 2,059,138

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.2%) Value
Transportation (0.2%) - continued
Penske Truck Leasing Company,
LP/PTL Finance Corporation
$ 930,000 5.750%,  5/24/2026
h
$ 921,102
Rand Parent, LLC
356,000 8.500%,  2/15/2030
g,h
322,306
Ryder System, Inc.
615,000 2.850%,  3/1/2027 561,844
Southwest Airlines Company
960,000 2.625%,  2/10/2030 815,954
Union Pacific Corporation
1,231,000 2.973%,  9/16/2062 801,525
United Airlines, Inc.
377,000 4.375%,  4/15/2026
h
358,190
315,000 4.625%,  4/15/2029
h
287,018
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
450,000 6.375%,  2/1/2030
h
362,354
XPO Escrow Sub, LLC
413,000 7.500%,  11/15/2027
h
422,016
Total 17,823,824
U.S. Government & Agencies (7.2%)
U.S. Treasury Bonds
4,250,000 2.875%,  5/15/2052 3,522,021
1,455,000 3.625%,  5/15/2053 1,398,391
9,660,000 1.625%,  11/15/2050 5,999,011
7,285,000 2.250%,  11/15/2027 6,709,883
13,950,000 3.875%,  12/31/2027 13,754,373
72,550,000 2.875%,  5/15/2028 68,454,893
19,150,000 5.250%,  11/15/2028 20,133,682
13,650,000 1.625%,  8/15/2029 11,902,693
3,250,000 1.500%,  2/15/2030 2,783,574
3,750,000 0.875%,  11/15/2030 3,034,570
270,000 1.375%,  11/15/2031 222,634
13,950,000 2.875%,  5/15/2032 12,934,266
28,750,000 4.125%,  11/15/2032 29,378,906
2,975,000 4.375%,  5/15/2040 3,143,390
44,475,000 1.375%,  11/15/2040 29,756,555
1,340,000 3.000%,  5/15/2042 1,151,772
5,750,000 3.250%,  5/15/2042 5,130,977
571,000 3.875%,  2/15/2043 556,725
68,726,000 2.500%,  5/15/2046 52,846,535
46,100,000 2.875%,  5/15/2049 38,102,731
U.S. Treasury Notes
57,670,000 2.500%,  1/31/2024 56,712,588
25,885,000 2.125%,  7/31/2024 24,997,225
28,665,000 2.250%,  11/15/2024 27,527,358
19,170,000 2.125%,  11/30/2024 18,358,270
46,100,000 3.875%,  3/31/2025 45,194,207
52,575,000 2.625%,  1/31/2026 50,034,560
2,300,000 0.500%,  2/28/2026 2,066,047
90,300,000 2.500%,  2/28/2026 85,590,996
1,500,000 0.750%,  1/31/2028 1,286,719
30,100,000 3.500%,  1/31/2028 29,228,746
15,300,000 3.625%,  3/31/2028 14,943,797
Total 666,858,095
Utilities (0.4%)
AES Corporation
1,227,000 3.950%,  7/15/2030
h
1,100,027
Principal
Amount Long-Term Fixed Income (20.2%) Value
Utilities (0.4%) - continued
Ameren Illinois Company
$ 830,000 4.500%,  3/15/2049 $ 754,349
American Electric Power
Company, Inc.
537,000 5.625%,  3/1/2033 545,946
Appalachian Power Company
750,000 3.300%,  6/1/2027 700,049
Berkshire Hathaway Energy
Company
1,165,000 4.500%,  2/1/2045 996,133
Calpine Corporation
370,000 4.500%,  2/15/2028
h
334,973
CenterPoint Energy Resources
Corporation
750,000 1.750%,  10/1/2030 601,325
CenterPoint Energy, Inc.
270,000 4.250%,  11/1/2028 252,548
Commonwealth Edison Company
1,025,000 3.700%,  3/1/2045 813,085
Consolidated Edison Company of
New York, Inc.
579,000 4.500%,  12/1/2045 503,628
1,250,000 4.125%,  5/15/2049 1,024,398
Consumers Energy Company
1,012,000 4.350%,  4/15/2049 888,848
DTE Electric Company
965,000 3.700%,  3/15/2045 766,563
475,000 3.700%,  6/1/2046 371,250
Duke Energy Carolinas, LLC
1,090,000 3.700%,  12/1/2047 854,239
Duke Energy Florida, LLC
1,030,000 3.200%,  1/15/2027 975,776
Duke Energy Indiana, LLC
1,550,000 3.750%,  5/15/2046 1,202,298
Edison International
725,000 5.750%,  6/15/2027 725,034
Eversource Energy
769,000 4.750%,  5/15/2026 753,684
Exelon Corporation
585,000 4.700%,  4/15/2050 516,993
983,000 4.450%,  4/15/2046 834,770
FirstEnergy Corporation
769,000 5.350%,  7/15/2047 689,812
Georgia Power Company
523,000 4.950%,  5/17/2033 516,252
ITC Holdings Corporation
760,000 5.300%,  7/1/2043 713,552
Jersey Central Power & Light
Company
450,000 2.750%,  3/1/2032
h
371,168
National Rural Utilities Cooperative
Finance Corporation
381,000 3.700%,  3/15/2029 351,702
NextEra Energy Capital Holdings,
Inc.
773,000 6.051%,  3/1/2025 775,906
NextEra Energy Operating
Partners, LP
740,000 3.875%,  10/15/2026
h
687,701
NiSource Finance Corporation
900,000 5.650%,  2/1/2045 899,186

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.2%) Value
Utilities (0.4%) - continued
NRG Energy, Inc.
$ 141,000 3.375%,  2/15/2029
h
$ 115,321
923,000 4.450%,  6/15/2029
h
815,792
240,000 5.250%,  6/15/2029
h
214,615
Pacific Gas and Electric Company
800,000 3.300%,  12/1/2027 701,352
538,000 4.550%,  7/1/2030 486,904
PacifiCorp
624,000 5.500%,  5/15/2054 585,438
PG&E Corporation
471,000 5.000%,  7/1/2028 432,192
PPL Electric Utilities Corporation
547,000 3.950%,  6/1/2047 458,022
Public Service Company of
Colorado
923,000 4.500%,  6/1/2052 804,700
San Diego Gas & Electric
Company
940,000 4.150%,  5/15/2048 783,932
Southern California Edison
Company
949,000 4.000%,  4/1/2047 753,478
Southern Company
1,231,000 5.113%,  8/1/2027 1,219,510
Southern Company Gas Capital
Corporation
620,000 4.400%,  5/30/2047 514,741
Southwestern Electric Power
Company
620,000 3.900%,  4/1/2045 473,259
Talen Energy Supply, LLC
329,000 8.625%,  6/1/2030
h
340,515
TerraForm Power Operating, LLC
750,000 5.000%,  1/31/2028
h
690,495
Virginia Electric and Power
Company
850,000 4.600%,  12/1/2048 756,985
Vistra Operations Company, LLC
875,000 5.125%,  5/13/2025
h
853,086
787,000 5.000%,  7/31/2027
h
736,645
Xcel Energy, Inc.
693,000 4.600%,  6/1/2032 654,403
Total 32,912,580
Total Long-Term Fixed Income
(cost $2,047,772,447) 1,881,900,189
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
14,499,781 Thrivent Cash Management Trust 14,499,781
Total Collateral Held for
Securities Loaned
(cost $14,499,781) 14,499,781
Shares or
Principal
Amount Short-Term Investments ( 12.4% ) Value
Federal Home Loan Bank Discount
Notes
800,000 4.800%, 7/12/2023
n,o
$ 799,034
300,000 4.800%, 7/19/2023
n,o
299,356
6,800,000 4.969%, 7/26/2023
n,o
6,779,043
800,000 5.250%, 8/9/2023
n,o
795,998
1,800,000 5.150%, 8/15/2023
n,o
1,789,540
6,500,000 5.132%, 8/16/2023
n,o
6,461,354
6,800,000 4.870%, 8/18/2023
n,o
6,757,739
800,000 5.070%, 9/6/2023
n,o
792,902
9,000,000 5.090%, 9/13/2023
n,o
8,911,587
4,800,000 5.120%, 9/19/2023
n,o
4,748,938
Federal National Mortgage
Association Discount Notes
29,400,000 4.860%, 9/18/2023
n,o
29,091,232
Thrivent Core Short-Term Reserve
Fund
108,725,516 5.460% 1,087,255,155
Total Short-Term Investments
(cost $1,154,333,721) 1,154,481,878
Total Investments (cost
$8,440,445,980) 100.4% $9,352,064,167
Other Assets and Liabilities, Net
(0.4%) (40,303,003)
Total Net Assets 100.0% $9,311,761,164

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
June 30, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Non-income producing security.
g All or a portion of the security is on loan.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2023, the value of these investments was $331,842,526 or 3.6% of
total net assets.
i Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 30, 2023.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k All or a portion of the security is insured or guaranteed.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m Defaulted security.  Interest is not being accrued.
n The interest rate shown reflects the yield.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Moderate
Allocation Portfolio as of June 30, 2023 was $741,967 or
0.01% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of June 30, 2023.
Security
Acquisition
Date Cost
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 $ 1,140,996
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation
Portfolio as of June 30, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 8,571,520
Common Stock 5,532,764
Total lending $14,104,284
Gross amount payable upon return of
collateral for securities loaned $14,499,781
Net amounts due to counterparty $395,497
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 6M - ICE Libor USD Rate 6 Month
PRIME - Federal Reserve Prime Loan Rate
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 1,286,581,914
Gross unrealized depreciation (370,405,017)
Net unrealized appreciation (depreciation) $ 916,176,897
Cost for federal income tax purposes $ 8,462,643,430

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2023, in valuing Moderate Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 4,435,580 – 4,435,580 –
Capital Goods 12,590,113 – 12,590,113 –
Communications Services 17,333,662 – 17,333,662 –
Consumer Cyclical 23,352,689 – 23,352,689 –
Consumer Non-Cyclical 16,718,499 – 16,718,499 –
Energy 2,918,034 – 2,918,034 –
Financials 9,417,987 – 9,417,987 –
Technology 25,224,965 – 24,588,239 636,726
Transportation 7,293,499 – 7,293,499 –
Utilities 958,245 – 958,245 –
Registered Investment Companies
U.S. Affiliated 3,192,469,945 3,062,286,294 130,183,651 –
U.S. Unaffiliated 47,770,502 47,770,502 – –
Common Stock
Communications Services 173,636,881 173,528,790 108,091 –
Consumer Discretionary 279,264,159 279,264,159 – –
Consumer Staples 104,297,999 104,297,999 – –
Energy 83,862,854 83,862,854 – –
Financials 306,911,221 306,911,221 – –
Health Care 332,664,778 332,664,778 – –
Industrials 257,554,864 255,511,134 2,043,730 –
Information Technology 611,223,862 608,180,790 3,043,072 –
Materials 65,593,714 65,421,642 172,072 –
Real Estate 80,375,933 80,375,933 – –
Utilities 40,076,794 40,076,794 – –
Long-Term Fixed Income
Asset-Backed Securities 88,808,235 – 88,808,235 –
Basic Materials 14,022,922 – 14,022,922 –
Capital Goods 38,050,122 – 38,050,122 –
Collateralized Mortgage Obligations 97,041,216 – 97,041,216 –
Commercial Mortgage-Backed Securities 89,205,638 – 86,782,476 2,423,162
Communications Services 56,300,201 – 56,300,201 –
Consumer Cyclical 56,934,893 – 56,934,893 –
Consumer Non-Cyclical 66,590,141 – 66,590,141 –
Energy 48,550,316 – 48,550,316 –
Financials 158,720,987 – 158,720,987 –
Foreign Government 880,721 – 880,721 –
Mortgage-Backed Securities 411,439,294 – 411,439,294 –
Technology 37,761,004 – 37,761,004 –
Transportation 17,823,824 – 17,823,824 –
U.S. Government & Agencies 666,858,095 – 666,858,095 –
Utilities 32,912,580 – 32,912,580 –
Short-Term Investments 67,226,723 – 67,226,723 –
Subtotal Investments in Securities $7,645,073,691 $5,440,152,890 $2,201,860,913 $3,059,888
Other Investments  * Total
Affiliated Short-Term Investments 1,087,255,155
U.S. Affiliated Registered Investment Cos. 605,235,540
Collateral Held for Securities Loaned 14,499,781
Subtotal Other Investments $1,706,990,476
Total Investments at Value $9,352,064,167
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of June 30, 2023, in valuing Moderate Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 48,364,442 48,364,442 – –
Total Asset Derivatives $48,364,442 $48,364,442 $– $–
Liability Derivatives
Futures Contracts 21,608,282 21,608,282 – –
Total Liability Derivatives $21,608,282 $21,608,282 $– $–
The following table presents Moderate Allocation Portfolio's futures contracts held as of June 30, 2023. Investments and/or cash totaling
$66,729,831 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 722 September 2023 $ 82,603,312 ( $ 1,547,528)
CBOT 2-Yr. U.S. Treasury Note 943 September 2023 194,296,780 (2,543,624)
CBOT 5-Yr. U.S. Treasury Note 960 September 2023 104,920,013 (2,110,013)
CBOT U.S. Long Bond 340 September 2023 43,236,746 (88,621)
CME E-mini S&P 500 Index 6,417 September 2023 1,393,242,811 46,812,201
CME Ultra Long Term U.S. Treasury Bond 639 September 2023 86,241,907 801,875
Ultra 10-Yr. U.S. Treasury Note 342 September 2023 41,003,543 (497,918)
Total Futures Long Contracts $ 1,945,545,112 $ 40,826,372
CME E-mini Russell 2000 Index (2,427) September 2023 ( $ 230,750,021) ( $ 263,974)
CME E-mini S&P Mid-Cap 400 Index (1,736) September 2023 (448,021,624) (10,994,136)
CME Euro Foreign Exchange Currency (669) September 2023 (90,586,710) (1,007,752)
Eurex Euro STOXX 50 Index (1,932) September 2023 (91,100,908) (2,376,842)
ICE mini MSCI EAFE Index (196) September 2023 (20,946,026) (177,874)
ICE US mini MSCI Emerging Markets Index (1,465) September 2023 (73,846,541) 750,366
Total Futures Short Contracts ( $ 955,251,830) ($14,070,212)
Total Futures Contracts $ 990,293,282 $26,756,160

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2023, for Moderate Allocation
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 47,562,567
Total Equity Contracts 47,562,567
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 801,875
Total Interest Rate Contracts 801,875
Total Asset Derivatives $48,364,442
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,007,752
Total Foreign Exchange Contracts 1,007,752
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 13,812,826
Total Equity Contracts 13,812,826
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 6,787,704
Total Interest Rate Contracts 6,787,704
Total Liability Derivatives $21,608,282
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2023, for
Moderate Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 76,229,164
Total Equity Contracts
76,229,164
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts 1,835,298
Total Foreign Exchange Contracts 1,835,298
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 156,328
Futures Net realized gains/(losses) on Futures contracts 212,823
Total Interest Rate Contracts
369,151
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 3,812,206
Total Credit Contracts
3,812,206
Total $82,245,819

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2023, for Moderate Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (1,007,752)
Total Foreign Exchange Contracts (1,007,752)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 49,485,407
Total Equity Contracts 49,485,407
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts (88,766)
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (6,192,147)
Total Interest Rate Contracts (6,280,913)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (3,977,836)
Total Credit Contracts (3,977,836)
Total $38,218,906
The following table presents Moderate Allocation Portfolio's average volume of derivative activity during the period ended June 30, 2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $1,145,676,691
Futures - Short (788,242,657)
Interest Rate Contracts
Futures - Long 517,628,126
Futures - Short (48,396,336)
Options Written (8,840,450)
Foreign Exchange Contracts
Futures - Short (36,276,848)
Credit Contracts
Credit Default Swaps - Buy Protection (127,028)
Credit Default Swaps - Sell Protection 754,015

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
6/30/2023
Shares Held at
6/30/2023
% of Net
Assets
6/30/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $161,579 $4,847 $– $168,369 21,952 1.8%
Core Emerging Markets Equity 47,642 – – 50,400 5,867 0.5
Core Low Volatility Equity 267,144 – 36,000 242,621 20,934 2.6
Core Mid Cap Value – 122,060 – 130,184 12,966 1.4
Core Small Cap Value 142,908 – – 143,846 15,635 1.5
Global Stock 426,947 5,870 – 484,289 37,945 5.2
High Yield 105,010 3,194 – 110,126 27,336 1.2
Income 347,483 7,184 – 361,025 41,960 3.9
International Allocation 378,863 7,096 139,000 275,984 30,984 3.0
International Index 56,839 1,283 – 63,564 5,034 0.7
Large Cap Value 896,302 62,522 – 941,840 46,030 10.1
Limited Maturity Bond 195,177 2,994 – 199,431 21,237 2.1
Mid Cap Stock 425,581 23,987 – 467,719 24,714 5.0
Small Cap Stock 150,248 21,096 – 158,308 9,522 1.7
Total U.S. Affiliated Registered Investment
Companies 3,601,723 3,797,706 40.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% 1,001,825 987,819 902,389 1,087,255 108,726 11.7
Total Affiliated Short-Term Investments 1,001,825 1,087,255 11.7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 16,490 408,484 410,474 14,500 14,500 0.2
Total Collateral Held for Securities Loaned 16,490 14,500 0.2
Total Value $4,620,038 $4,899,461
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 6/30/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $1,943 $ – $4,846
Core Emerging Markets Equity – 2,758 – –
Core Low Volatility Equity (735) 12,212 – –
Core Mid Cap Value Fund – 8,124 – –
Core Small Cap Value Fund – 938 – –
Global Stock – 51,472 – 5,870
High Yield – 1,922 – 3,193
Income – 6,358 – 7,181
International Allocation (2,442) 31,467 – 7,096
International Index – 5,442 – 1,283
Large Cap Value – (16,984) 46,528 15,994
Limited Maturity Bond – 1,260 – 2,994
Mid Cap Stock – 18,151 22,092 1,895
Small Cap Stock – (13,036) 20,140 956
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% – – – 24,465
Total Income/Non Income Cash from Affiliated
Investments $75,773
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 117
Total Affiliated Income from Securities Loaned, Net $117
Total Value ($3,177) $112,027 $ 88,760

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 0.6% )
a
Value
Basic Materials (<0.1%)
Asplundh Tree Expert, LLC, Term
Loan
$ 265,949
6.934%,  (LIBOR 1M +
1.750%), 9/4/2027
b
$ 265,119
Grinding Media, Inc., Term Loan
152,833
9.199%,  (LIBOR 1M +
4.000%), 10/12/2028
b
148,344
Hyperion Materials &
Technologies, Inc., Term Loan
135,369
9.583%,  (LIBOR 3M +
4.250%), 8/30/2028
b
133,931
INEOS US Petrochem, LLC, Term
Loan
406,092
7.967%,  (LIBOR 1M +
2.750%), 1/29/2026
b
404,772
Lummus Technology Holdings V,
LLC, Term Loan
139,673
8.717%,  (LIBOR 1M +
3.500%), 6/30/2027
b
138,327
Nouryon USA, LLC, Term Loan
320,484
8.068%,  (LIBOR 3M +
2.750%), 10/1/2025
b
320,084
Spectrum Group Buyer, Inc., Term
Loan
138,160
11.324%,  (TSFR1M +
6.500%), 5/19/2028
b
130,763
Total 1,541,340
Capital Goods (0.1%)
Ali Group North America
Corporation, Term Loan
208,590
7.198%,  (TSFR1M +
2.000%), 7/22/2029
b
208,433
Berry Global, Inc., Term Loan
256,315
6.972%,  (LIBOR 1M +
1.750%), 7/1/2026
b
255,923
Brookfield WEC Holdings, Inc.,
Term Loan
331,450
7.943%,  (LIBOR 1M +
2.750%), 8/1/2025
b
330,529
BW Holding, Inc., Term Loan
144,104
9.414%,  (LIBOR 1M +
4.000%), 12/14/2028
b
131,375
Charter Next Generation, Inc.,
Term Loan
251,458
8.967%,  (LIBOR 1M +
3.750%), 12/1/2027
b
249,258
Clydesdale Acquisition Holdings,
Inc., Term Loan
384,090
9.378%,  (TSFR1M +
4.175%), 4/13/2029
b
377,495
Cornerstone Building Brands, Inc.,
Term Loan
359,362
8.497%,  (LIBOR 1M +
3.250%), 4/12/2028
b
343,417
Emerald Debt Merger Sub, LLC,
Term Loan
276,489
8.264%,  (TSFR1M +
3.000%), 5/31/2030
b
276,229
Foley Products Company, LLC,
Term Loan
135,696
10.142%,  (SOFRRATE +
4.750%), 2/16/2029
b
134,000
Principal
Amount Bank Loans (0.6%)
a
Value
Capital Goods (0.1%) - continued
Ingersoll-Rand Services Company,
Term Loan
$ 222,277
6.953%,  (LIBOR 1M +
1.750%), 2/28/2027
b
$ 221,861
Quikrete Holdings, Inc., Term Loan
75,414
7.842%,  (LIBOR 1M +
2.625%), 1/31/2027
b
75,182
365,375
8.217%,  (LIBOR 1M +
3.000%), 3/18/2029
b
365,477
Smyrna Ready Mix Concrete, LLC,
Term Loan
263,474
9.453%,  (TSFR1M +
4.250%), 4/1/2029
b
263,144
TK Elevator U.S. Newco, Inc., Term
Loan
227,856
8.602%,  (LIBOR 6M +
3.500%), 7/31/2027
b
225,608
TransDigm, Inc., Term Loan
568,000
8.492%,  (TSFR1M +
3.250%), 8/24/2028
b,c,d
567,455
Vertiv Group Corporation, Term
Loan
222,290
7.943%,  (LIBOR 1M +
2.750%), 3/2/2027
b
221,248
Total 4,246,634
Communications Services (0.1%)
Altice France SA/France, Term
Loan
464,786
10.486%,  (TSFR1M +
5.500%), 8/31/2028
b
412,112
CCI Buyer, Inc., Term Loan
178,629
9.242%,  (LIBOR 3M +
4.000%), 12/17/2027
b
175,094
Cengage Learning, Inc., Term
Loan
148,467
9.880%,  (LIBOR 3M +
4.750%), 7/14/2026
b
145,275
Charter Communications
Operating, LLC, Term Loan
558,647
6.795%,  (LIBOR 1M +
1.750%), 2/1/2027
b
554,921
Clear Channel Outdoor Holdings,
Inc., Term Loan
414,768
8.807%,  (LIBOR 3M +
3.500%), 8/23/2026
b
395,361
Connect Finco SARL, Term Loan
135,946
8.700%,  (LIBOR 1M +
3.500%), 12/12/2026
b
135,734
Crown Subsea Communications
Holding, Inc., Term Loan
136,400
10.275%,  (LIBOR 1M +
5.000%), 4/27/2027
b
136,116
179,555
10.525%,  (TSFR1M +
5.000%), 4/27/2027
b
179,444
CSC Holdings, LLC, Term Loan
200,900
7.693%,  (LIBOR 1M +
2.500%), 4/15/2027
b
174,998
DIRECTV Financing, LLC, Term
Loan
517,351
10.217%,  (LIBOR 1M +
5.000%), 8/2/2027
b
505,208

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (0.6%)
a
Value
Communications Services (0.1%) - continued
Intelsat Jackson Holdings SA,
Term Loan
$ 266,986
9.444%,  (TSFR6M +
4.250%), 2/1/2029
b
$ 265,651
Level 3 Financing, Inc., Term Loan
233,000
6.967%,  (LIBOR 1M +
1.750%), 3/1/2027
b
216,546
Lumen Technologies, Inc., Term
Loan
286,696
7.467%,  (LIBOR 3M +
2.250%), 3/15/2027
b
220,039
MH Sub I, LLC, Term Loan
330,113
9.353%,  (TSFR1M +
4.250%), 5/3/2028
b
316,248
NEP Group, Inc., Term Loan
148,434
8.467%,  (LIBOR 1M +
3.250%), 10/20/2025
b
132,960
Playtika Holding Corporation, Term
Loan
178,629
7.943%,  (LIBOR 1M +
2.750%), 3/11/2028
b
177,760
Radiate Holdco, LLC, Term Loan
290,547
8.467%,  (LIBOR 1M +
3.250%), 9/25/2026
b
241,639
RLG Holdings, LLC, Term Loan
144,103
9.467%,  (LIBOR 1M +
4.250%), 7/8/2028
b
136,681
SBA Senior Finance II, LLC, Term
Loan
440,522
6.950%,  (LIBOR 1M +
1.750%), 4/11/2025
b
440,324
UPC Financing Partnership, Term
Loan
136,000
8.118%,  (LIBOR 1M +
2.925%), 1/31/2029
b
132,940
Virgin Media Bristol, LLC, Term
Loan
339,000
7.693%,  (LIBOR 1M +
2.500%), 1/31/2028
b
335,695
Zayo Group Holdings, Inc., Term
Loan
287,000
8.217%,  (LIBOR 1M +
3.000%), 3/9/2027
b
224,626
Ziggo Financing Partnership, Term
Loan
229,000
7.693%,  (LIBOR 1M +
2.500%), 4/30/2028
b
225,238
Total 5,880,610
Consumer Cyclical (0.1%)
1011778 B.C., ULC, Term Loan
554,689
6.943%,  (LIBOR 1M +
1.750%), 11/19/2026
b
550,296
AlixPartners, LLP, Term Loan
156,797
7.698%,  (LIBOR 1M +
2.500%), 2/4/2028
b
156,327
Allied Universal Holdco, LLC, Term
Loan
554,765
8.934%,  (LIBOR 1M +
3.750%), 5/14/2028
b
538,433
Principal
Amount Bank Loans (0.6%)
a
Value
Consumer Cyclical (0.1%) - continued
Alterra Mountain Company, Term
Loan
$ 174,667
8.693%,  (LIBOR 1M +
3.500%), 8/17/2028
b
$ 174,012
Arches Buyer, Inc., Term Loan
96,505
8.434%,  (LIBOR 1M +
3.250%), 12/6/2027
b
92,977
Caesars Entertainment, Inc., Term
Loan
341,145
8.453%,  (TSFR1M +
3.250%), 2/6/2030
b
340,835
Carnival Corporation, Term Loan
298,086
8.217%,  (LIBOR 1M +
3.000%), 6/30/2025
b
297,433
142,912
8.467%,  (LIBOR 1M +
3.250%), 10/18/2028
b
141,483
Cinemark USA, Inc., Term Loan
141,741
9.055%,  (TSFR1M +
3.750%), 5/24/2030
b
140,811
Clarios Global, LP, Term Loan
297,101
8.853%,  (TSFR1M +
3.750%), 5/4/2030
b
296,079
Delta 2 Lux SARL, Term Loan
330,000
8.103%,  (TSFR1M +
3.000%), 1/15/2030
b
329,835
Fertitta Entertainment, LLC/NV,
Term Loan
134,975
9.103%,  (TSFR1M +
4.000%), 1/27/2029
b
133,035
First Brands Group, LLC, Term
Loan
174,656
10.252%,  (TSFR6M +
5.000%), 3/30/2027
b
170,618
Go Daddy Operating Company,
LLC, Term Loan
218,900
8.103%,  (TSFR1M +
3.000%), 11/10/2029
b
219,196
Great Outdoors Group, LLC, Term
Loan
309,636
8.943%,  (LIBOR 1M +
3.750%), 3/5/2028
b
306,927
Harbor Freight Tools USA, Inc.,
Term Loan
275,587
7.967%,  (LIBOR 1M +
2.750%), 10/19/2027
b
271,491
Hilton Worldwide Finance, LLC,
Term Loan
334,000
6.939%,  (LIBOR 1M +
1.750%), 6/21/2026
b
333,492
IRB Holding Corporation, Term
Loan
319,383
8.203%,  (TSFR1M +
3.000%), 12/15/2027
b
316,888
PetSmart, LLC, Term Loan
437,772
8.953%,  (LIBOR 1M +
3.750%), 2/12/2028
b
436,314
Pilot Travel Centers, LLC, Term
Loan
373,227
7.203%,  (TSFR1M +
2.000%), 8/6/2028
b
372,294
Prime Security Services Borrower,
LLC, Term Loan
445,581
7.943%,  (LIBOR 1M +
2.750%), 9/23/2026
b
445,176

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (0.6%)
a
Value
Consumer Cyclical (0.1%) - continued
Scientific Games Holdings, LP,
Term Loan
$ 227,282
8.421%,  (TSFR1M +
3.500%), 4/4/2029
b
$ 224,271
Scientific Games International,
Inc., Term Loan
336,451
8.248%,  (TSFR1M +
3.000%), 4/14/2029
b
335,556
Staples, Inc., Term Loan
95,758
9.799%,  (LIBOR 3M +
4.500%), 9/12/2024
b
94,361
218,861
10.299%,  (LIBOR 3M +
5.000%), 4/12/2026
b
186,614
Stars Group Holdings BV, Term
Loan
131,000
7.754%,  (LIBOR 3M +
2.250%), 7/21/2026
b
130,886
UFC Holdings, LLC, Term Loan
218,176
8.050%,  (LIBOR 3M +
2.750%), 4/29/2026
b
217,781
Total 7,253,421
Consumer Non-Cyclical (0.1%)
AI Aqua Merger Sub, Inc., Term
Loan
373,106
8.896%,  (TSFR1M +
3.750%), 7/30/2028
b
365,831
Alltech, Inc., Term Loan
135,369
9.215%,  (LIBOR 1M +
4.000%), 10/15/2028
b
130,462
Bausch + Lomb Corporation, Term
Loan
349,353
8.592%,  (TSFR1M +
3.250%), 5/10/2027
b
338,436
Chobani, LLC, Term Loan
139,723
8.717%,  (LIBOR 1M +
3.500%), 10/23/2027
b
138,790
DaVita, Inc., Term Loan
111,732
6.967%,  (LIBOR 1M +
1.750%), 8/12/2026
b
109,987
Elanco Animal Health, Inc., Term
Loan
176,252
7.010%,  (LIBOR 1M +
1.750%), 8/1/2027
b
172,893
Froneri U.S., Inc., Term Loan
340,368
7.453%,  (LIBOR 3M +
2.250%), 1/31/2027
b
338,071
Gainwell Acquisition Corporation,
Term Loan
476,358
9.342%,  (LIBOR 3M +
4.000%), 10/1/2027
b
468,617
ICON Luxembourg SARL, Term
Loan
383,307
7.753%,  (LIBOR 3M +
2.250%), 7/1/2028
b
383,088
Jazz Financing Lux SARL, Term
Loan
440,262
8.693%,  (LIBOR 1M +
3.500%), 5/5/2028
b
439,553
LifePoint Health, Inc., Term Loan
194,000
9.023%,  (LIBOR 3M +
3.750%), 11/16/2025
b
179,289
Principal
Amount Bank Loans (0.6%)
a
Value
Consumer Non-Cyclical (0.1%) - continued
Medline Borrower, LP, Term Loan
$ 807,864
8.467%,  (LIBOR 1M +
3.250%), 10/21/2028
b
$ 798,016
Organon & Company, Term Loan
404,251
8.250%,  (LIBOR 1M +
3.000%), 6/2/2028
b
403,620
Packaging Coordinators Midco,
Inc., Term Loan
132,323
9.003%,  (LIBOR 3M +
3.500%), 11/30/2027
b
130,235
Phoenix Newco, Inc., Term Loan
295,536
8.404%,  (LIBOR 1M +
3.250%), 11/15/2028
b,c,d
292,876
PRA Health Sciences, Inc., Term
Loan
95,501
7.754%,  (LIBOR 3M +
2.250%), 7/1/2028
b
95,447
Reynolds Consumer Products,
LLC, Term Loan
265,646
6.953%,  (LIBOR 1M +
1.750%), 2/4/2027
b
265,284
Select Medical Corporation, Term
Loan
224,000
7.703%,  (LIBOR 1M +
2.500%), 3/6/2025
b
223,272
Sotera Health Holdings, LLC, Term
Loan
268,000
8.023%,  (LIBOR 3M +
2.750%), 12/11/2026
b
263,479
Total 5,537,246
Energy (<0.1%)
Buckeye Partners, LP, Term Loan
222,290
7.453%,  (LIBOR 1M +
2.250%), 11/1/2026
b
220,507
CQP Holdco, LP, Term Loan
445,589
8.693%,  (LIBOR 1M +
3.500%), 6/4/2028
b
444,475
GIP II Blue Holding, LP, Term Loan
106,228
9.717%,  (LIBOR 3M +
4.500%), 9/29/2028
b
106,379
GIP III Stetson I, LP, Term Loan
122,190
9.453%,  (LIBOR 1M +
4.250%), 7/18/2025
b
121,885
Oryx Midstream Services Permian
Basin, LLC, Term Loan
102,470
8.539%,  (LIBOR 3M +
3.250%), 10/5/2028
b
102,151
Total 995,397
Financials (0.1%)
Acrisure, LLC, Term Loan
209,377
8.693%,  (LIBOR 1M +
3.500%), 2/15/2027
b
202,872
Alliant Holdings Intermediate, LLC,
Term Loan
87,331
8.647%,  (TSFR1M +
3.500%), 11/6/2027
b
86,713
AmWINS Group, Inc., Term Loan
336,414
7.443%,  (LIBOR 1M +
2.250%), 2/19/2028
b
333,009

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (0.6%)
a
Value
Financials (0.1%) - continued
Asurion, LLC, Term Loan
$ 216,708
8.788%,  (LIBOR 3M +
3.250%), 12/23/2026
b
$ 208,365
219,937
8.788%,  (LIBOR 3M +
3.250%), 7/31/2027
b
207,720
Edelman Financial Engines Center,
LLC, Term Loan
91,301
8.943%,  (LIBOR 1M +
3.750%), 4/7/2028
b
88,871
First Eagle Holdings, Inc., Term
Loan
91,271
8.038%,  (LIBOR 3M +
2.500%), 2/2/2027
b
89,674
FleetCor Technologies Operating
Company, LLC, Term  Loan
178,634
6.952%,  (LIBOR 1M +
1.750%), 4/30/2028
b
177,071
Focus Financial Partners, LLC,
Term Loan
150,243
8.353%,  (TSFR1M +
3.250%), 6/30/2028
b
148,907
Howden Group Holdings, Ltd.,
Term Loan
91,298
8.500%,  (LIBOR 1M +
3.250%), 11/12/2027
b
90,638
HUB International, Ltd., Term Loan
277,436
9.326%,  (TSFR1M +
4.250%), 6/20/2030
b
277,938
Hudson River Trading, LLC, Term
Loan
96,261
8.217%,  (TSFR1M +
3.000%), 3/18/2028
b
93,470
Jane Street Group, LLC, Term
Loan
178,626
7.967%,  (LIBOR 1M +
2.750%), 1/26/2028
b
178,053
Sedgwick Claims Management
Services, Inc., Term Loan
146,633
8.853%,  (TSFR1M +
3.750%), 2/24/2028
b
145,602
Trans Union, LLC, Term Loan
287,427
7.467%,  (LIBOR 1M +
2.250%), 12/1/2028
b
286,498
USI, Inc./NY, Term Loan
331,495
8.992%,  (TSFR1M +
3.750%), 11/22/2029
b
330,666
VFH Parent, LLC, Term Loan
134,640
8.189%,  (TSFR1M +
3.000%), 1/13/2029
b
133,925
Total 3,079,992
Technology (0.1%)
Amentum Government Services
Holdings, LLC, Term  Loan
222,316
9.147%,  (TSFR1M +
4.000%), 2/15/2029
b,e
216,758
AthenaHealth Group, Inc., Delayed
Draw
53,007
0.000%,  (TSFR1M +
3.500%), 2/15/2029
b,c,d
50,953
Principal
Amount Bank Loans (0.6%)
a
Value
Technology (0.1%) - continued
AthenaHealth Group, Inc., Term
Loan
$ 430,397
8.589%,  (PRIME + 3.500%),
2/15/2029
b
$ 413,719
Boxer Parent Company, Inc., Term
Loan
339,996
8.948%,  (LIBOR 1M +
3.750%), 10/2/2025
b
336,923
Central Parent, Inc., Term Loan
398,000
9.492%,  (TSFR3M +
4.250%), 7/6/2029
b
396,623
Cloud Software Group, Inc., Term
Loan
241,395
9.842%,  (TSFR3M +
4.500%), 3/30/2029
b
225,403
Coherent Corporation, Term Loan
205,330
7.967%,  (LIBOR 3M +
2.750%), 7/1/2029
b
204,560
CommScope, Inc., Term Loan
130,860
8.467%,  (LIBOR 1M +
3.250%), 4/4/2026
b
125,102
CoreLogic, Inc., Term Loan
175,109
8.750%,  (LIBOR 1M +
3.500%), 6/2/2028
b
157,861
Cornerstone OnDemand, Inc.,
Term Loan
244,146
9.254%,  (LIBOR 1M +
3.750%), 10/15/2028
b
227,209
Dcert Buyer, Inc., Term Loan
270,900
9.264%,  (LIBOR 6M +
4.000%), 10/16/2026
b
268,107
Dun & Bradstreet Corporation,
Term Loan
265,897
8.434%,  (LIBOR 1M +
3.250%), 2/8/2026
b
265,964
Entegris, Inc., Term Loan
195,440
7.952%,  (TSFR1M +
2.750%), 7/6/2029
b
195,563
Gen Digital, Inc., Term Loan
257,114
7.202%,  (TSFR1M +
2.000%), 9/12/2029
b
255,669
Genesys Cloud Services Holdings
II, LLC, Term Loan
222,860
9.201%,  (LIBOR 1M +
4.000%), 12/1/2027
b
222,064
Hyland Software, Inc., Term Loan
222,250
8.693%,  (LIBOR 1M +
3.500%), 7/1/2024
b
220,250
Informatica, LLC, Term Loan
222,312
8.000%,  (LIBOR 1M +
2.750%), 10/29/2028
b
221,547
Ingram Micro, Inc., Term Loan
165,590
9.038%,  (LIBOR 3M +
3.500%), 7/2/2028
b
164,866
Magenta Buyer, LLC, Term Loan
240,778
10.030%,  (LIBOR 3M +
4.750%), 7/27/2028
b
180,482
McAfee Corporation, Term Loan
458,526
9.010%,  (TSFR1M +
3.750%), 3/1/2029
b
437,700

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (0.6%)
a
Value
Technology (0.1%) - continued
Mitchell International, Inc., Term
Loan
$ 279,874
8.943%,  (LIBOR 1M +
3.750%), 10/15/2028
b
$ 273,017
MKS Instruments, Inc., Term Loan
401,962
7.939%,  (TSFR1M +
2.750%), 8/17/2029
b
401,962
Open Text Corporation, Term Loan
345,265
8.703%,  (TSFR1M +
3.500%), 1/31/2030
b
346,705
Peraton Corporation, Term Loan
694,171
8.953%,  (LIBOR 1M +
3.750%), 2/1/2028
b
680,662
Polaris Newco, LLC, Term Loan
401,932
9.538%,  (LIBOR 3M +
4.000%), 6/4/2028
b
369,106
Proofpoint, Inc., Term Loan
296,741
8.467%,  (LIBOR 1M +
3.250%), 8/31/2028
b
290,064
RealPage, Inc., Term Loan
227,265
8.198%,  (LIBOR 1M +
3.000%), 4/22/2028
b
222,095
SS&C Technologies, Inc., Term
Loan
39,234
6.967%,  (LIBOR 1M +
1.750%), 4/16/2025
b
39,189
37,239
6.967%,  (LIBOR 1M +
1.750%), 4/16/2025
b
37,196
134,666
6.967%,  (LIBOR 1M +
1.750%), 4/16/2025
b
134,475
Tempo Acquisition, LLC, Term
Loan
218,338
8.102%,  (TSFR1M +
3.000%), 8/31/2028
b
218,338
UKG, Inc., Term Loan
476,373
8.271%,  (LIBOR 2M +
3.250%), 5/3/2026
b
466,993
Verscend Holding Corporation,
Term Loan
327,973
9.217%,  (LIBOR 1M +
4.000%), 8/27/2025
b
327,494
Total 8,594,619
Transportation (<0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
541,200
10.000%,  (LIBOR 3M +
4.750%), 4/20/2028
b
552,024
Air Canada, Term Loan
423,261
8.839%,  (LIBOR 3M +
3.500%), 8/11/2028
b
422,656
Brown Group Holding, LLC, Term
Loan
178,540
7.703%,  (LIBOR 1M +
2.500%), 6/7/2028
b
175,638
Genesee & Wyoming, Inc., Term
Loan
222,277
7.342%,  (LIBOR 3M +
2.000%), 12/30/2026
b
221,930
Mileage Plus Holdings, LLC, Term
Loan
268,000
10.764%,  (LIBOR 3M +
5.250%), 6/20/2027
b
278,106
Principal
Amount Bank Loans (0.6%)
a
Value
Transportation (<0.1%) - continued
SkyMiles IP, Ltd., Term Loan
$ 427,500
9.060%,  (LIBOR 3M +
3.750%), 10/20/2027
b
$ 443,630
United Airlines, Inc., Term Loan
256,190
9.292%,  (LIBOR 3M +
3.750%), 4/21/2028
b
255,694
Total 2,349,678
Utilities (<0.1%)
PG&E Corporation, Term Loan
327,865
8.217%,  (LIBOR 1M +
3.000%), 6/23/2025
b
327,104
Total 327,104
Total Bank Loans
(cost $39,852,358) 39,806,041
Shares
Registered Investment
Companies ( 49.9% ) Value
U.S. Affiliated  (49.4%)
7,423,294 Thrivent Core Emerging Markets
Debt Fund 56,936,664
12,999,984 Thrivent Core Emerging Markets
Equity Fund 111,669,864
6,413,601 Thrivent Core International Equity
Fund 62,981,566
19,339,858 Thrivent Core Low Volatility Equity
Fund 224,148,954
10,621,993 Thrivent Core Mid Cap Value Fund 106,644,810
10,966,786 Thrivent Core Small Cap Value
Fund 100,894,433
40,949,319 Thrivent Global Stock Portfolio 522,632,068
8,761,409 Thrivent High Yield Portfolio 35,296,211
13,084,682 Thrivent Income Portfolio 112,580,601
51,894,898 Thrivent International Allocation
Portfolio 462,243,428
3,580,023 Thrivent International Index
Portfolio 45,201,008
33,083,683 Thrivent Large Cap Value Portfolio 676,941,781
7,184,462 Thrivent Limited Maturity Bond
Portfolio 67,467,125
26,195,877 Thrivent Mid Cap Stock Portfolio 495,767,459
9,778,341 Thrivent Small Cap Stock Portfolio 162,574,702
Total 3,243,980,674
U.S. Unaffiliated  (0.5%)
25,011 Communication Services Select
Sector SPDR Fund 1,627,716
6,629 Invesco QQQ Trust Series 1
f
2,448,885
7,388 iShares Russell 2000 Growth Index
Fund 1,792,772
7,822 SPDR Bloomberg High Yield Bond
ETF 719,859
54,145 SPDR S&P 500 ETF Trust 24,001,396
39,607 SPDR S&P Biotech ETF 3,295,302
7,793 SPDR S&P Oil & Gas Exploration
ETF 1,003,972
Total 34,889,902
Total Registered Investment
Companies (cost $2,878,001,078) 3,278,870,576

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 28.2% ) Value
Communications Services (1.9%)
64,445 Alphabet, Inc., Class A
g
$ 7,714,066
383,174 Alphabet, Inc., Class C
g
46,352,559
23,326 AMC Networks, Inc.
g
278,746
9,309 Bumble, Inc.
g
156,205
82 Cable One, Inc. 53,881
202,950 Comcast Corporation 8,432,572
9,009 DISH Network Corporation
g
59,369
19,291 EchoStar Corporation
g
334,506
830 Electronic Arts, Inc. 107,651
22,101 Emerald Holding, Inc.
g
90,614
8,996 Entravision Communications
Corporation 39,492
24,747 Frontier Communications Parent,
Inc.
g
461,284
56,623 iHeartMedia, Inc.
g
206,108
15,015 Imax Corporation
g
255,105
7,390 Interpublic Group of Companies,
Inc. 285,106
1,201 Liberty Broadband Corporation,
Class C
g
96,212
36,009 Liberty Global plc, Class A
g
607,112
91,800 Liberty Global plc, Class C
g
1,631,286
22,628 Liberty Latin America, Ltd., Class
A
g
197,995
2,164 Liberty Latin America, Ltd., Class
C
g
18,654
5,619 Live Nation Entertainment, Inc.
g
511,947
4,197 Match Group, Inc.
g
175,644
85,493 Meta Platforms, Inc.
g
24,534,781
28,859 Netflix, Inc.
g
12,712,101
8,509 New York Times Company 335,084
6,306 Omnicom Group, Inc. 600,016
314,591 QuinStreet, Inc.
g
2,777,839
7,074 Shutterstock, Inc. 344,292
4,283 TechTarget, Inc.
g
133,330
17,931 Telephone and Data Systems, Inc. 147,572
14,322 Trade Desk, Inc.
g
1,105,945
4,293 Tripadvisor, Inc.
g
70,792
26,504 Verizon Communications, Inc. 985,684
54,118 Walt Disney Company
g
4,831,655
59,642 Warner Brothers Discovery, Inc.
g
747,911
5,129 Windstream Services, LLC
g
48,726
623 Yelp, Inc.
g
22,683
82,125 Ziff Davis, Inc.
g
5,753,677
6,308 ZipRecruiter, Inc.
g
112,030
109,905 ZoomInfo Technologies, Inc.
g
2,790,488
Total 126,120,720
Consumer Discretionary (3.3%)
18,156 2U, Inc.
g
73,169
369,062 Amazon.com, Inc.
g
48,110,922
3,460 American Axle & Manufacturing
Holdings, Inc.
g
28,614
35,883 Aptiv plc
g
3,663,295
19,889 Autoliv, Inc. 1,691,361
150 AutoNation, Inc.
g
24,691
5,255 Beazer Homes USA, Inc.
g
148,664
2,938 Best Buy Company, Inc. 240,769
11,234 Bloomin' Brands, Inc. 302,082
2,481 Booking Holdings, Inc.
g
6,699,519
37,441 Boot Barn Holdings, Inc.
g
3,170,878
2,132 Boyd Gaming Corporation 147,897
4,143 Brunswick Corporation 358,950
11,276 Buckle, Inc. 390,150
26,602 Cedar Fair, LP 1,063,282
Shares Common Stock (28.2%) Value
Consumer Discretionary (3.3%) - continued
11,604 Cheesecake Factory, Inc. $ 401,266
2,318 Chegg, Inc.
g
20,584
13,438 Chico's FAS, Inc.
g
71,893
2,164 Chipotle Mexican Grill, Inc.
g
4,628,796
287,146 Clarus Corporation 2,624,514
15,920 Container Store Group, Inc.
g
49,989
160,469 Cooper-Standard Holdings, Inc.
g
2,288,288
739 Crocs, Inc.
g
83,093
6,099 Culp, Inc.
g
30,312
8,449 D.R. Horton, Inc. 1,028,159
45,241 Dana, Inc. 769,097
27,247 Darden Restaurants, Inc. 4,552,429
4,810 Deckers Outdoor Corporation
g
2,538,045
20,800 Designer Brands, Inc.
f
210,080
19,189 Domino's Pizza, Inc. 6,466,501
1,510 Dorman Products, Inc.
g
119,033
8,102 eBay, Inc. 362,078
321,653 Everi Holdings, Inc.
g
4,651,102
34,049 Five Below, Inc.
g
6,691,990
26,491 Ford Motor Company 400,809
19,211 Fox Factory Holding Corporation
g
2,084,586
41,493 Gap, Inc. 370,532
103,923 General Motors Company 4,007,271
25,113 Gentex Corporation 734,806
70,117 Goodyear Tire & Rubber
Company
g
959,201
5,903 Grand Canyon Education, Inc.
g
609,249
8,437 Green Brick Partners, Inc.
g
479,222
30,034 Harley-Davidson, Inc. 1,057,497
1,224 Hibbet, Inc. 44,419
5,169 Hilton Grand Vacations, Inc.
g
234,879
24,868 Hilton Worldwide Holdings, Inc. 3,619,537
62,583 Home Depot, Inc. 19,440,783
9,990 Hyatt Hotels Corporation 1,144,654
3,060 KB Home 158,233
21,655 Laureate Education, Inc. 261,809
6,638 La-Z-Boy, Inc. 190,112
10,723 Lear Corporation 1,539,287
2,425 Lennar Corporation 303,877
6,497 Lowe's Companies, Inc. 1,466,373
239 Lululemon Athletica, Inc.
g
90,462
4,358 M/I Homes, Inc.
g
379,974
10,338 Macy's, Inc. 165,925
467 Malibu Boats, Inc.
g
27,394
15,063 MarineMax, Inc.
g
514,552
2,244 Marriott International, Inc./MD 412,200
337 Marriott Vacations Worldwide
Corporation 41,357
15,023 McDonald's Corporation 4,483,013
3,865 Meritage Homes Corporation 549,874
10,401 MGM Resorts International 456,812
7,253 Modine Manufacturing Company
g
239,494
17,300 Mohawk Industries, Inc.
g
1,784,668
36,064 Nordstrom, Inc. 738,230
472 NVR, Inc.
g
2,997,493
5,506 ODP Corporation
g
257,791
9,264 O'Reilly Automotive, Inc.
g
8,849,899
1,723 Oxford Industries, Inc. 169,578
51,331 Papa John's International, Inc. 3,789,768
5,637 PENN Entertainment, Inc.
g
135,457
75,198 Planet Fitness, Inc.
g
5,071,353
11,764 Playa Hotels and Resorts NV
g
95,759
10,034 Polaris, Inc. 1,213,412
299 Pool Corporation 112,017
3,188 PulteGroup, Inc. 247,644

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (28.2%) Value
Consumer Discretionary (3.3%) - continued
9,793 PVH Corporation $ 832,111
7,166 Ross Stores, Inc. 803,524
2,003 Royal Caribbean Cruises, Ltd.
g
207,791
4,498 SeaWorld Entertainment, Inc.
g
251,933
3,940 Six Flags Entertainment
Corporation
g
102,361
64,011 Skyline Champion Corporation
g
4,189,520
40,883 Sonos, Inc.
g
667,619
9,611 Sony Group Corporation ADR 865,374
176,648 Stoneridge, Inc.
g
3,329,815
1,607 Taylor Morrison Home Corporation
g
78,373
91,335 Tesla, Inc.
g
23,908,763
5,143 Texas Roadhouse, Inc. 577,456
304,813 ThredUp, Inc.
g
743,744
1,139 TopBuild Corporation
g
302,997
30,557 Travel + Leisure Company 1,232,669
1,205 Ulta Beauty, Inc.
g
567,067
14,802 Upbound Group, Inc. 460,786
239 Vail Resorts, Inc. 60,171
4,647 Vera Bradley, Inc.
g
29,694
5,792 Visteon Corporation
g
831,789
20,916 Wendy's Company 454,923
12,163 Wingstop, Inc. 2,434,546
25,859 Wyndham Hotels & Resorts, Inc. 1,773,152
3,975 Zumiez, Inc.
g
66,224
Total 220,405,156
Consumer Staples (1.3%)
64,836 Altria Group, Inc. 2,937,071
56,115 BJ's Wholesale Club Holdings,
Inc.
g
3,535,806
1,947 Boston Beer Company, Inc.
g
600,533
3,278 Cal-Maine Foods, Inc. 147,510
11,555 Casey's General Stores, Inc. 2,818,033
49,008 Celsius Holdings, Inc.
g
7,311,504
18,370 Coca-Cola Company 1,106,241
34,179 Colgate-Palmolive Company 2,633,150
61,611 Coty, Inc.
g
757,199
2,074 Darling Ingredients, Inc.
g
132,301
54,231 e.l.f. Beauty, Inc.
g
6,194,807
6,265 Edgewell Personal Care Company 258,807
22,425 Flowers Foods, Inc. 557,934
2,547 Hain Celestial Group, Inc.
g
31,863
358 Hershey Company 89,393
40,373 Hormel Foods Corporation 1,623,802
1,599 Ingredion, Inc. 169,414
14,509 J & J Snack Foods Corporation 2,297,645
12,105 John B. Sanfilippo & Son, Inc. 1,419,553
18,224 Kroger Company 856,528
41,068 Lamb Weston Holdings, Inc. 4,720,767
22,589 Lancaster Colony Corporation 4,542,422
48,307 Mondelez International, Inc. 3,523,513
1,255 PepsiCo, Inc. 232,451
92,445 Philip Morris International, Inc. 9,024,481
10,029 Post Holdings, Inc.
g
869,013
85,700 Primo Water Corporation 1,074,678
21,953 Procter & Gamble Company 3,331,148
206 Seneca Foods Corporation
g
6,732
11,821 Sysco Corporation 877,118
130,804 Turning Point Brands, Inc. 3,140,604
17,998 Tyson Foods, Inc. 918,618
118,258 US Foods Holding Corporation
g
5,203,352
Shares Common Stock (28.2%) Value
Consumer Staples (1.3%) - continued
62,034 Walmart, Inc. $ 9,750,504
Total 82,694,495
Energy (1.0%)
29,346 Antero Midstream Corporation 340,414
14,561 APA Corporation 497,549
12,877 Archrock, Inc. 131,989
5,604 Baker Hughes Company 177,142
27,113 BP plc ADR 956,818
8,154 Cactus, Inc. 345,077
5,413 California Resources Corporation 245,155
8,227 Cheniere Energy, Inc. 1,253,466
1,195 Chesapeake Energy Corporation 99,998
6,447 Chevron Corporation 1,014,435
2,793 Chord Energy Corporation 429,563
532 Civitas Resources, Inc. 36,905
22,310 Clean Energy Fuels Corporation
g
110,658
2,575 Comstock Resources, Inc. 29,870
12,366 ConocoPhillips 1,281,241
4,757 CVR Energy, Inc. 142,520
12,795 Devon Energy Corporation 618,510
37,144 Enterprise Products Partners, LP 978,744
10,545 EQT Corporation 433,716
3,361 Evolution Petroleum Corporation 27,123
50,830 Exxon Mobil Corporation 5,451,518
198 Gulfport Energy Corporation
g
20,804
288,015 Halliburton Company 9,501,615
3,030 Helmerich & Payne, Inc. 107,414
6,795 HF Sinclair Corporation 303,125
41,681 International Seaways, Inc. 1,593,881
74,854 Liberty Energy, Inc. 1,000,798
10,221 Magnolia Oil & Gas Corporation 213,619
11,068 Marathon Oil Corporation 254,785
33,653 Marathon Petroleum Corporation 3,923,940
64,602 Matador Resources Company 3,379,977
119,996 NOV, Inc. 1,924,736
1,499 ONEOK, Inc. 92,518
10,026 Ovintiv, Inc. 381,690
26,427 Par Pacific Holdings, Inc.
g
703,222
7,135 Patterson-UTI Energy, Inc. 85,406
23,630 PBF Energy, Inc. 967,412
13,272 Phillips 66 1,265,883
37,157 Pioneer Natural Resources
Company 7,698,187
96,170 ProPetro Holding Corporation
g
792,441
1,493 Range Resources Corporation 43,894
52,670 RPC, Inc. 376,591
18,740 SM Energy Company 592,746
4,651 Solaris Oilfield Infrastructure, Inc. 38,743
7,355 Southwestern Energy Company
g
44,204
64,259 Talos Energy, Inc.
g
891,272
484,868 TechnipFMC plc
g
8,058,506
25,682 U.S. Silica Holdings, Inc.
g
311,523
19,345 Valero Energy Corporation 2,269,169
35,909 Viper Energy Partners, LP 963,438
9,128 Williams Companies, Inc. 297,847
Total 62,701,797
Financials (3.7%)
63,612 AGNC Investment Corporation 644,390
7,068 Allstate Corporation 770,695
65,448 Ally Financial, Inc. 1,767,750
15,537 Amalgamated Financial
Corporation 249,990

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (28.2%) Value
Financials (3.7%) - continued
1,604 Amerant Bancorp, Inc. $ 27,573
45,144 American Express Company 7,864,085
4,530 American Financial Group, Inc. 537,937
12,461 American International Group, Inc. 717,006
19,930 Ameriprise Financial, Inc. 6,619,949
10,650 Ameris Bancorp 364,336
11,931 Annaly Capital Management, Inc. 238,739
125 Apollo Global Management, Inc. 9,601
2,611 Arch Capital Group, Ltd.
g
195,433
18,568 Arthur J. Gallagher & Company 4,076,976
7,998 Artisan Partners Asset
Management, Inc. 314,401
23,430 Associated Banc-Corp 380,269
2,218 Assurant, Inc. 278,847
8,622 Assured Guaranty, Ltd. 481,108
433 Axos Financial, Inc.
g
17,078
18,604 Banc of California, Inc. 215,434
95,144 Bank of America Corporation 2,729,681
10,970 Bank of Marin Bancorp 193,840
27,842 Bank of N.T. Butterfield & Son, Ltd. 761,757
38,538 Bank of New York Mellon
Corporation 1,715,712
5,455 Bank OZK 219,073
5,925 BankFinancial Corporation 48,466
14,322 BankUnited, Inc. 308,639
6,342 Banner Corporation 276,955
1,907 BayCom Corporation 31,809
11,156 BCB Bancorp, Inc. 130,971
19,782 Berkshire Hathaway, Inc.
g
6,745,662
2,714 BlackRock, Inc. 1,875,754
504 BOK Financial Corporation 40,713
65,128 Bridgewater Bancshares, Inc.
g
641,511
17,103 Brighthouse Financial, Inc.
g
809,827
7,280 Brookline Bancorp, Inc. 63,627
6,268 Business First Bancshares, Inc. 94,459
37,880 Byline Bancorp, Inc. 685,249
16,010 Cadence Bank 314,436
6,630 Capital One Financial Corporation 725,123
122,804 Carlyle Group, Inc. 3,923,588
1,774 Cathay General Bancorp 57,105
9,785 Cboe Global Markets, Inc. 1,350,428
38,456 Central Pacific Financial
Corporation 604,144
1,022 Central Valley Community Bancorp 15,790
9,215 Charles Schwab Corporation 522,306
5,810 Chubb, Ltd. 1,118,774
26,250 Citigroup, Inc. 1,208,550
7,665 Citizens Financial Group, Inc. 199,903
9,423 CNB Financial Corporation 166,316
221,594 Columbia Banking System, Inc. 4,493,926
31,359 Comerica, Inc. 1,328,367
7,101 Commerce Bancshares, Inc. 345,819
1,778 Community Bank System, Inc. 83,353
15,422 Community Trust Bancorp, Inc. 548,561
17,996 ConnectOne Bancorp, Inc. 298,554
3,685 CrossFirst Bankshares, Inc.
g
36,850
3,750 Cullen/Frost Bankers, Inc. 403,238
24,377 Customers Bancorp, Inc.
g
737,648
21,800 CVB Financial Corporation 289,504
22,969 Dime Community Bancshares, Inc. 404,943
6,129 Discover Financial Services 716,174
14,677 Eagle Bancorp, Inc. 310,565
13,700 East West Bancorp, Inc. 723,223
26,698 Eastern Bankshares, Inc. 327,584
Shares Common Stock (28.2%) Value
Financials (3.7%) - continued
15,244 Ellington Residential Mortgage
REIT $ 109,909
4,618 Employers Holdings, Inc. 172,759
8,616 Enova International, Inc.
g
457,682
4,528 Enterprise Financial Services
Corporation 177,045
4,552 Equity Bancshares, Inc. 103,695
450 Erie Indemnity Company 94,505
4,521 Euronet Worldwide, Inc.
g
530,630
16,441 F.N.B. Corporation 188,085
53,854 Federated Hermes, Inc. 1,930,666
6,867 Fidelity National Information
Services, Inc. 375,625
4,786 Fifth Third Bancorp 125,441
13,815 Financial Institutions, Inc. 217,448
29,655 First Bancorp/Puerto Rico 362,384
45 First Citizens BancShares, Inc. 57,755
3,079 First Commonwealth Financial
Corporation 38,949
5,711 First Financial Bankshares, Inc. 162,706
5,966 First Financial Corporation 193,716
50,861 First Foundation, Inc. 201,918
3,690 First Hawaiian, Inc. 66,457
1,605 First Horizon Corporation 18,088
5,737 First Internet Bancorp 85,194
2,448 First Interstate BancSystem, Inc. 58,360
605 First Merchants Corporation 17,079
1,929 First Mid-Illinois Bancshares, Inc. 46,566
13,755 First of Long Island Corporation 165,335
13,382 Fiserv, Inc.
g
1,688,139
845 Five Star Bancorp 18,903
2,014 FleetCor Technologies, Inc.
g
505,675
14,429 Flushing Financial Corporation 177,332
3,706 Flywire Corporation
g
115,034
34,726 Fulton Financial Corporation 413,934
30,863 Genworth Financial, Inc.
g
154,315
25,609 Glacier Bancorp, Inc. 798,233
2,294 Global Life, Inc. 251,468
6,524 Global Payments, Inc. 642,744
10,031 Great Southern Bancorp, Inc. 508,873
8,055 Green Dot Corporation
g
150,951
33,220 Hamilton Lane, Inc. 2,656,936
4,545 Hancock Whitney Corporation 174,437
42,710 Hanmi Financial Corporation 637,660
6,515 Hanover Insurance Group, Inc. 736,390
7,373 Hartford Financial Services Group,
Inc. 531,003
52,100 Heartland Financial USA, Inc. 1,452,027
35,220 Heritage Commerce Corporation 291,622
20,979 Heritage Financial Corporation 339,230
9,701 Home BancShares, Inc. 221,183
31,246 HomeStreet, Inc. 184,976
13,835 Hometrust Bancshares, Inc. 289,013
75,140 Hope Bancorp, Inc. 632,679
20,048 Horizon Bancorp, Inc. 208,700
52,407 Houlihan Lokey, Inc. 5,152,132
11,784 Huntington Bancshares, Inc. 127,032
1,699 Independent Bank Corporation/MA 75,622
14,917 Independent Bank Corporation/MI 252,992
65,206 Intercontinental Exchange, Inc. 7,373,494
1,542 International Bancshares
Corporation 68,156
27,604 Invesco Mortgage Capital, Inc. 316,618
25,888 Invesco, Ltd. 435,177
87,113 J.P. Morgan Chase & Company 12,669,715

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (28.2%) Value
Financials (3.7%) - continued
1,454 Jack Henry & Associates, Inc. $ 243,298
60,240 Janus Henderson Group plc 1,641,540
25,094 KeyCorp 231,869
29,568 Kinsale Capital Group, Inc. 11,064,346
84 KKR & Company, Inc. 4,704
19,513 Loews Corporation 1,158,682
6,603 M&T Bank Corporation 817,187
3,290 Marsh & McLennan Companies,
Inc. 618,783
63,469 Mastercard, Inc. 24,962,358
2,075 Mercantile Bank Corporation 57,312
10,133 MetLife, Inc. 572,818
11,188 Metropolitan Bank Holding
Corporation
g
388,559
41,432 MFA Financial, Inc. 465,696
53,727 MGIC Investment Corporation 848,349
14,506 Midland States Bancorp, Inc. 288,814
23,723 MidWestOne Financial Group, Inc. 506,961
6,396 Morgan Stanley 546,218
29,015 Mr. Cooper Group, Inc.
g
1,469,320
8,188 MSCI, Inc. 3,842,547
1,797 MVB Financial Corporation 37,881
58,654 Nasdaq, Inc. 2,923,902
24,133 Navient Corporation 448,391
45,224 New York Community Bancorp,
Inc.
f
508,318
65,768 NMI Holdings, Inc.
g
1,698,130
15,828 OceanFirst Financial Corporation 247,233
7,864 OFG Bancorp 205,093
13,302 Old National Bancorp 185,430
46,337 Old Republic International
Corporation 1,166,302
5,046 Old Second Bancorp, Inc. 65,901
34,087 OneMain Holdings, Inc. 1,489,261
1,886 Pacific Premier Bancorp, Inc. 39,002
31,045 PacWest Bancorp
f
253,017
208,944 PayPal Holdings, Inc.
g
13,942,833
3,708 PCB Bancorp 54,545
2,967 PennyMac Financial Services, Inc. 208,610
5,441 Pinnacle Financial Partners, Inc. 308,233
1,041 PNC Financial Services Group,
Inc. 131,114
17,220 Popular, Inc. 1,042,154
2,021 Preferred Bank/Los Angeles, CA 111,135
13,642 Premier Financial Corporation 218,545
1,125 PROG Holdings, Inc.
g
36,135
5,196 Prosperity Bancshares, Inc. 293,470
4,121 Prudential Financial, Inc. 363,555
1,150 QCR Holdings, Inc. 47,185
32,681 Radian Group, Inc. 826,176
60,407 Raymond James Financial, Inc. 6,268,434
6,213 Regions Financial Corporation 110,716
94 Reinsurance Group of America,
Inc. 13,037
971 RenaissanceRe Holdings, Ltd. 181,111
167,694 Rithm Capital Corporation 1,567,939
41,703 RLI Corporation 5,691,208
25,183 S&P Global, Inc. 10,095,613
2,463 S&T Bancorp, Inc. 66,969
5,152 Sandy Spring Bancorp, Inc. 116,847
22,865 Seacoast Banking Corporation of
Florida 505,317
7,840 Shore Bancshares, Inc. 90,630
2,299 Simmons First National
Corporation 39,658
Shares Common Stock (28.2%) Value
Financials (3.7%) - continued
1,721 SmartFinancial, Inc. $ 37,019
1,658 South Plains Financial, Inc. 37,322
978 Southern First Bancshares, Inc.
g
24,206
4,179 SouthState Corporation 274,978
7,077 Synchrony Financial 240,052
24,754 Synovus Financial Corporation 748,809
3,189 T. Rowe Price Group, Inc. 357,232
5,848 Territorial Bancorp, Inc. 71,813
4,717 Texas Capital Bancshares, Inc.
g
242,926
33,338 TPG, Inc. 975,470
27,190 Tradeweb Markets, Inc. 1,861,971
84,074 Triumph Financial, Inc.
g
5,104,973
1,428 Truist Financial Corporation 43,340
9,648 TrustCo Bank Corporation NY 276,029
30,417 Two Harbors Investment
Corporation 422,188
2,200 U.S. Bancorp 72,688
6,733 UMB Financial Corporation 410,040
6,563 United Bankshares, Inc. 194,724
5,195 United Community Banks, Inc. 129,823
8,112 Univest Financial Corporation 146,665
53,963 Unum Group 2,574,035
21,528 Valley National Bancorp 166,842
14,278 Veritex Holdings, Inc. 256,005
45,808 Virtu Financial, Inc. 782,859
3,302 Visa, Inc. 784,159
7,905 Voya Financial, Inc. 566,868
3,963 W.R. Berkley Corporation 236,036
2,268 Walker & Dunlop, Inc. 179,376
11,475 Washington Federal, Inc. 304,317
66,572 Wells Fargo & Company 2,841,293
3,863 Westamerica Bancorporation 147,953
104,944 Western Alliance Bancorp 3,827,308
3,414 Western Asset Mortgage Capital
Corporation 30,282
189,225 Western Union Company 2,219,609
1,545 WEX, Inc.
g
281,298
242 Willis Towers Watson plc 56,991
3,205 Wintrust Financial Corporation 232,747
739 WSFS Financial Corporation 27,875
39,494 Zions Bancorp NA
f
1,060,809
Total 240,187,787
Health Care (4.0%)
6,523 10X Genomics, Inc.
g
364,244
42,892 Abbott Laboratories 4,676,086
40,056 ACADIA Pharmaceuticals, Inc.
g
959,341
8,529 Adaptive Biotechnologies
Corporation
g
57,230
25,559 Agilent Technologies, Inc. 3,073,470
191,609 Agiliti, Inc.
g
3,161,548
8,999 Agios Pharmaceuticals, Inc.
g
254,852
22,255 Aldeyra Therapeutics, Inc.
g
186,719
540 Align Technology, Inc.
g
190,966
66,929 Alkermes plc
g
2,094,878
26,038 Allogene Therapeutics, Inc.
f,g
129,409
274 Alnylam Pharmaceuticals, Inc.
g
52,044
6,420 AmerisourceBergen Corporation 1,235,401
16,529 Amgen, Inc. 3,669,769
13,695 Amicus Therapeutics, Inc.
g
172,009
1,331 AMN Healthcare Services, Inc.
g
145,239
10,454 Amphastar Pharmaceuticals, Inc.
g
600,791
5,973 Anika Therapeutics, Inc.
g
155,179
11,332 Argenx SE ADR
g
4,416,420
13,674 Arrowhead Research Corporation
g
487,615

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (28.2%) Value
Health Care (4.0%) - continued
18,925 Ascendis Pharma AS ADR
g
$ 1,689,056
6,245 AstraZeneca plc ADR 446,955
6,416 Avanos Medical, Inc.
g
163,993
103,430 Avantor, Inc.
g
2,124,452
37,802 Axonics, Inc.
g
1,907,867
41,802 Azenta, Inc.
g
1,951,317
80,952 Baxter International, Inc. 3,688,173
4,860 Biogen, Inc.
g
1,384,371
53,600 BioLife Solutions, Inc.
g
1,184,560
374 BioMarin Pharmaceutical, Inc.
g
32,418
1,971 Bio-Rad Laboratories, Inc.
g
747,245
41,025 Bio-Techne Corporation 3,348,871
2,702 Blueprint Medicines Corporation
g
170,766
2,508 Bristol-Myers Squibb Company 160,387
3,010 Cardinal Health, Inc. 284,656
3,241 Centene Corporation
g
218,605
6,258 Charles River Laboratories
International, Inc.
g
1,315,744
635 Chemed Corporation 343,960
3,633 Cigna Group 1,019,420
10,636 Codexis, Inc.
g
29,781
15,842 Community Health Systems, Inc.
g
69,705
172 CONMED Corporation 23,373
7,567 Cooper Companies, Inc. 2,901,415
2,311 CRISPR Therapeutics AG
g
129,740
6,685 CVS Health Corporation 462,134
46,565 Danaher Corporation 11,175,600
28,135 Deciphera Pharmaceuticals, Inc.
g
396,141
5,726 Dentsply Sirona, Inc. 229,154
84,114 Dexcom, Inc.
g
10,809,490
36,375 Dynavax Technologies
Corporation
g
469,965
32,074 Edwards Lifesciences
Corporation
g
3,025,540
138,798 Elanco Animal Health, Inc.
g
1,396,308
2,465 Elevance Health, Inc. 1,095,175
1,326 Eli Lilly & Company 621,867
6,240 Enanta Pharmaceuticals, Inc.
g
133,536
97,516 Enovis Corporation
g
6,252,726
4,265 Exact Sciences Corporation
g
400,483
13,359 Gilead Sciences, Inc. 1,029,578
6,442 Globus Medical, Inc.
g
383,557
114,908 Halozyme Therapeutics, Inc.
g
4,144,732
2,670 HCA Healthcare, Inc. 810,292
23,192 Hologic, Inc.
g
1,877,856
219 IDEXX Laboratories, Inc.
g
109,988
35,439 Immunocore Holdings plc ADR
g
2,124,922
26,879 Inspire Medical Systems, Inc.
g
8,725,999
11,040 Insulet Corporation
g
3,183,274
34,158 Intuitive Surgical, Inc.
g
11,679,986
24,553 Ionis Pharmaceuticals, Inc.
g
1,007,410
3,342 Jazz Pharmaceuticals, Inc.
g
414,308
42,257 Johnson & Johnson 6,994,379
3,451 Kiniksa Pharmaceuticals, Ltd.
g
48,590
13,294 Kura Oncology, Inc.
g
140,650
29,115 Laboratory Corporation of America
Holdings 7,026,323
54,808 Lantheus Holdings, Inc.
g
4,599,487
256 Ligand Pharmaceuticals, Inc.
g
18,458
8,851 LivaNova plc
g
455,207
351,548 Maravai LifeSciences Holdings,
Inc.
g
4,369,742
1,191 Masimo Corporation
g
195,979
5,919 Medpace Holdings, Inc.
g
1,421,566
149,675 Medtronic plc 13,186,367
Shares Common Stock (28.2%) Value
Health Care (4.0%) - continued
61,887 Merck & Company, Inc. $ 7,141,141
11,673 Mersana Therapeutics, Inc.
g
38,404
1,152 Mirati Therapeutics, Inc.
g
41,622
1,777 Moderna, Inc.
g
215,905
22,802 Molina Healthcare, Inc.
g
6,868,874
8,331 Myriad Genetics, Inc.
g
193,113
40,182 Natera, Inc.
g
1,955,256
8,201 National HealthCare Corporation 506,986
23,278 Novo Nordisk AS ADR 3,767,079
7,999 OraSure Technologies, Inc.
g
40,075
10,663 Pediatrix Medical Group, Inc.
g
151,521
38,474 Pfizer, Inc. 1,411,226
75,343 Phreesia, Inc.
g
2,336,386
117,552 POINT Biopharma Global, Inc.
f,g
1,065,021
198,823 Progyny, Inc.
g
7,821,697
14,751 Protagonist Therapeutics, Inc.
g
407,423
5,198 QuidelOrtho Corporation
g
430,706
147,614 R1 RCM, Inc.
g
2,723,478
5,998 Regeneron Pharmaceuticals, Inc.
g
4,309,803
28,971 Repligen Corporation
g
4,098,238
92,790 Revance Therapeutics, Inc.
g
2,348,515
3,510 Royalty Pharma PLC 107,897
9,670 Sarepta Therapeutics, Inc.
g
1,107,408
111,968 scPharmaceuticals, Inc.
f,g
1,140,954
7,510 Sensus Healthcare, Inc.
g
23,656
7,964 ShockWave Medical, Inc.
g
2,273,005
67,734 Silk Road Medical, Inc.
g
2,200,678
3,980 SpringWorks Therapeutics, Inc.
g
104,356
25,071 Stevanato Group SPA 811,799
2,608 Teleflex, Inc. 631,214
10,457 Thermo Fisher Scientific, Inc. 5,455,940
29,252 Travere Therapeutics, Inc.
g
449,311
7,625 Ultragenyx Pharmaceutical, Inc.
g
351,741
8,706 uniQure NV
g
99,771
38,698 UnitedHealth Group, Inc. 18,599,807
6,334 Vanda Pharmaceuticals, Inc.
g
41,741
982 Veeva Systems, Inc.
g
194,171
23,355 Veracyte, Inc.
g
594,852
43,054 Vericel Corporation
g
1,617,539
3,741 Vertex Pharmaceuticals, Inc.
g
1,316,495
163,461 Viatris, Inc. 1,631,341
87,167 Viemed Healthcare, Inc.
g
852,493
53,441 Vor BioPharma, Inc.
g
165,133
10,138 Waters Corporation
g
2,702,183
1,730 West Pharmaceutical Services,
Inc. 661,673
6,067 Zentalis Pharmaceuticals, Inc.
g
171,150
8,856 Zimmer Biomet Holdings, Inc. 1,289,434
70,010 Zoetis, Inc. 12,056,422
Total 266,361,442
Industrials (3.4%)
12,499 3M Company 1,251,025
239 A.O. Smith Corporation 17,394
11,501 Acuity Brands, Inc. 1,875,583
25,037 Advanced Drainage Systems, Inc. 2,848,710
10,322 AGCO Corporation 1,356,517
69,208 Air Lease Corporation 2,896,355
37,895 Alaska Air Group, Inc.
g
2,015,256
120,646 American Airlines Group, Inc.
g
2,164,389
2,049 American Woodmark Corporation
g
156,482
46,551 AMETEK, Inc. 7,535,676
1,649 Apogee Enterprises, Inc. 78,278
10,227 Armstrong World Industries, Inc. 751,275
98,914 ASGN, Inc.
g
7,480,866

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (28.2%) Value
Industrials (3.4%) - continued
1,943 Atkore International Group, Inc.
g
$ 302,991
8,573 AZZ, Inc. 372,583
166,515 Badger Infrastructure Solutions,
Ltd. 3,381,207
33,063 Barnes Group, Inc. 1,394,928
3,466 Beacon Roofing Supply, Inc.
g
287,609
12,497 Builders FirstSource, Inc.
g
1,699,592
11,723 Carlisle Companies, Inc. 3,007,301
1,771 Caterpillar, Inc. 435,755
39,319 Chart Industries, Inc.
g
6,282,783
18,386 Cimpress plc
g
1,093,599
10,213 Cintas Corporation 5,076,678
49,865 CNH Industrial NV
f
718,056
585 Columbus McKinnon Corporation 23,780
40,335 Conduent Incorporated
g
137,139
4,360 Crane Company 388,563
11,880 Crane NXT Company 670,507
4,453 CSW Industrials, Inc. 740,044
166,920 CSX Corporation 5,691,972
6,120 Curtiss-Wright Corporation 1,123,999
4,382 Daseke, Inc.
g
31,244
3,616 Deere & Company 1,465,167
21,411 Delta Air Lines, Inc.
g
1,017,879
8,549 Donaldson Company, Inc. 534,398
58 Dover Corporation 8,564
212,939 Driven Brands Holdings, Inc.
g
5,762,129
4,595 Eagle Bulk Shipping, Inc.
f
220,744
6,727 Eaton Corporation plc 1,352,800
10,254 EMCOR Group, Inc. 1,894,734
437 Equifax, Inc. 102,826
20,897 Expeditors International of
Washington, Inc. 2,531,254
126,730 Fastenal Company 7,475,803
18,814 Ferguson plc 2,959,630
261,762 First Advantage Corporation
g
4,033,752
33,845 Fluor Corporation
g
1,001,812
4,839 Forrester Research, Inc.
g
140,767
14,533 Fortune Brands Innovations, Inc. 1,045,649
44,846 Forward Air Corporation 4,758,609
3,318 Genco Shipping & Trading, Ltd. 46,552
3,344 General Dynamics Corporation 719,462
9,531 Gibraltar Industries, Inc.
g
599,691
252 GMS, Inc.
g
17,438
1,126 Gorman-Rupp Company 32,463
25,221 Greenbrier Companies, Inc. 1,087,025
2,961 Heidrick & Struggles International,
Inc. 78,378
65,808 Helios Technologies, Inc. 4,349,251
5,090 Herc Holdings, Inc. 696,566
16,307 Hillman Solutions Corporation
g
146,926
2,727 Honeywell International, Inc. 565,853
117,239 Howmet Aerospace, Inc. 5,810,365
3,429 Hubbell, Inc. 1,136,919
3,082 IDEX Corporation 663,431
7,598 Interface, Inc. 66,786
97,150 Janus International Group, Inc.
g
1,035,619
203 JB Hunt Transport Services, Inc. 36,749
40,134 JetBlue Airways Corporation
g
355,587
10,548 Johnson Controls International plc 718,741
2,484 Kennametal, Inc. 70,521
312 Knight-Swift Transportation
Holdings, Inc. 17,335
3,133 L3Harris Technologies, Inc. 613,347
39,017 Lincoln Electric Holdings, Inc. 7,749,947
19,375 ManpowerGroup, Inc. 1,538,375
Shares Common Stock (28.2%) Value
Industrials (3.4%) - continued
14,533 Masterbrand, Inc.
g
$ 169,019
5,104 Matson, Inc. 396,734
18,491 Maximus, Inc. 1,562,674
39,880 Middleby Corporation
g
5,895,460
25,745 Miller Industries, Inc. 913,175
7,385 Moog, Inc. 800,756
7,502 MSC Industrial Direct Company,
Inc. 714,791
3,267 MYR Group, Inc.
g
451,957
573 National Presto Industries, Inc. 41,944
17,554 Northrop Grumman Corporation 8,001,113
17,517 nVent Electric plc 905,103
7,261 Old Dominion Freight Line, Inc. 2,684,755
24,470 Oshkosh Corporation 2,118,857
24,009 Owens Corning, Inc. 3,133,175
14,818 PACCAR, Inc. 1,239,526
24,818 Parker-Hannifin Corporation 9,680,013
3,196 Paycom Software, Inc. 1,026,683
1,367 Paylocity Holding Corporation
g
252,253
69,684 Pentair plc 4,501,586
946 Quanta Services, Inc. 185,842
91,413 RB Global, Inc. 5,484,780
22,475 Regal Rexnord Corporation 3,458,903
4,406 Republic Services, Inc. 674,867
7,794 Resideo Technologies, Inc.
g
137,642
11,903 Saia, Inc.
g
4,075,706
35,564 Schneider National, Inc. 1,021,398
24,312 SkyWest, Inc.
g
989,985
765 Snap-On, Inc. 220,465
11,367 Southwest Airlines Company 411,599
13,160 Standex International Corporation 1,861,745
2,190 Sterling Construction Company,
Inc.
g
122,202
15,847 Tennant Company 1,285,350
11,613 Terex Corporation 694,806
8,134 Textron, Inc. 550,102
32,445 Timken Company 2,969,691
6,468 Titan International, Inc.
g
74,253
6,006 Titan Machinery, Inc.
g
177,177
4,144 Trane Technologies plc 792,581
38,943 TransUnion 3,050,405
10,162 Trex Company, Inc.
g
666,221
6,100 TriNet Group, Inc.
g
579,317
5,481 Tutor Perini Corporation
g
39,189
252,937 Uber Technologies, Inc.
g
10,919,290
131 UniFirst Corporation/MA 20,306
14,190 Union Pacific Corporation 2,903,558
6,764 United Parcel Service, Inc. 1,212,447
7,171 United Rentals, Inc. 3,193,748
1,545 Valmont Industries, Inc. 449,672
12,846 Wabash National Corporation 329,371
100,441 WillScot Mobile Mini Holdings
Corporation
g
4,800,075
Total 225,590,247
Information Technology (7.2%)
32,698 8x8, Inc.
g
138,313
31,066 Adobe, Inc.
g
15,190,963
69,317 Advanced Micro Devices, Inc.
g
7,895,899
2,552 Alarm.com Holdings, Inc.
g
131,887
4,161 Alpha and Omega Semiconductor,
Ltd.
g
136,481
14,287 Alteryx, Inc.
g
648,630
2,025 American Software, Inc. 21,283
12,895 Amkor Technology, Inc. 383,626

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (28.2%) Value
Information Technology (7.2%) - continued
63,847 Amphenol Corporation $ 5,423,803
326 ANSYS, Inc.
g
107,668
299,122 Apple, Inc. 58,020,694
63,504 Applied Materials, Inc. 9,178,868
14,445 Arista Networks, Inc.
g
2,340,957
16,998 Arrow Electronics, Inc.
g
2,434,624
18,403 Autodesk, Inc.
g
3,765,438
789 Aviat Networks, Inc.
g
26,329
326 Benchmark Electronics, Inc. 8,421
17,128 BILL Holdings, Inc.
g
2,001,407
631 Broadcom, Inc. 547,348
4,359 Cadence Design Systems, Inc.
g
1,022,273
6,419 CalAmp Corporation
g
6,804
147,623 Calix, Inc.
g
7,367,864
1,000 CDW Corporation 183,500
32,085 Ciena Corporation
g
1,363,292
223,802 Cisco Systems, Inc. 11,579,516
102,167 Cognex Corporation 5,723,395
297 Cognizant Technology Solutions
Corporation 19,388
30,354 Cohu, Inc.
g
1,261,512
39,872 CommScope Holding Company,
Inc.
g
224,479
2,112 Corning, Inc. 74,005
4,043 Datadog, Inc.
g
397,750
44,623 Descartes Systems Group, Inc.
g
3,574,749
40,527 DocuSign, Inc.
g
2,070,524
19,220 Dolby Laboratories, Inc. 1,608,330
80,411 Dropbox, Inc.
g
2,144,561
1,991 Elastic NV
g
127,663
22,353 Entegris, Inc. 2,477,159
7,911 EPAM Systems, Inc.
g
1,777,997
70 Fair Isaac Corporation
g
56,645
75,721 Five9, Inc.
g
6,243,196
88,959 Flex, Ltd.
g
2,458,827
10,542 FormFactor, Inc.
g
360,747
98,272 Fortinet, Inc.
g
7,428,381
47,302 Gen Digital, Inc. 877,452
66,861 Gilat Satellite Networks, Ltd.
g
416,544
137 GoDaddy, Inc.
g
10,293
199,938 Grid Dynamics Holdings, Inc.
g
1,849,427
86,131 Guidewire Software, Inc.
g
6,552,846
115,997 Hackett Group, Inc. 2,592,533
284 HP, Inc. 8,722
4,420 HubSpot, Inc.
g
2,351,838
3,604 Insight Enterprises, Inc.
g
527,409
5,930 IPG Photonics Corporation
g
805,413
115,344 Juniper Networks, Inc. 3,613,728
72 Keysight Technologies, Inc.
g
12,056
1,902 KLA Corporation 922,508
71,913 Knowles Corporation
g
1,298,749
5,877 Lam Research Corporation 3,778,088
94,216 Lattice Semiconductor
Corporation
g
9,051,331
4,153 Littelfuse, Inc. 1,209,810
12,151 LiveRamp Holding, Inc.
g
347,033
1,535 Lumentum Holdings, Inc.
g
87,081
99 Manhattan Associates, Inc.
g
19,788
2,991 Marvell Technology, Inc. 178,802
1,141 MaxLinear, Inc.
g
36,010
55,252 Microchip Technology, Inc. 4,950,027
266,216 Microsoft Corporation 90,657,197
8,145 Monolithic Power Systems, Inc. 4,400,173
485 Motorola Solutions, Inc. 142,241
9,825 NCR Corporation
g
247,590
Shares Common Stock (28.2%) Value
Information Technology (7.2%) - continued
544 NICE, Ltd. ADR
g
$ 112,336
33,154 Nova, Ltd.
g
3,888,964
103,419 NVIDIA Corporation 43,748,305
1,394 ON Semiconductor Corporation
g
131,845
648 OSI Systems, Inc.
g
76,354
12,423 PagerDuty, Inc.
g
279,269
20,334 Palo Alto Networks, Inc.
g
5,195,540
15,864 Plexus Corporation
g
1,558,479
23,182 PTC, Inc.
g
3,298,799
15,286 Q2 Holdings, Inc.
g
472,337
2,075 Qorvo, Inc.
g
211,712
116,797 QUALCOMM, Inc. 13,903,515
1,029 Qualys, Inc.
g
132,916
15,647 Rackspace Technology, Inc.
f,g
42,560
8,620 RingCentral, Inc.
g
282,133
2,758 Roper Industries, Inc. 1,326,046
79,105 Salesforce, Inc.
g
16,711,722
23,154 Samsung Electronics Company,
Ltd. 1,274,935
2,180 Sanmina Corporation
g
131,389
27,616 ServiceNow, Inc.
g
15,519,364
12,494 SiTime Corporation
g
1,473,917
18,261 Skyworks Solutions, Inc. 2,021,310
40,249 Splunk, Inc.
g
4,270,016
6,550 Sprinklr, Inc.
g
90,587
177,137 Sprout Social, Inc.
g
8,176,644
9,971 Synopsys, Inc.
g
4,341,473
709 Teledyne Technologies, Inc.
g
291,477
12,717 Teradata Corporation
g
679,215
174 Teradyne, Inc. 19,371
42,767 Texas Instruments, Inc. 7,698,915
1,615 Trimble, Inc.
g
85,498
407,676 TTM Technologies, Inc.
g
5,666,696
25,048 Tyler Technologies, Inc.
g
10,431,741
24,612 Unisys Corporation
g
97,956
11,553 Universal Display Corporation 1,665,134
16,722 Upland Software, Inc.
g
60,199
8,072 Verint Systems, Inc.
g
283,004
11,699 VeriSign, Inc.
g
2,643,623
27,998 Viavi Solutions, Inc.
g
317,217
30,003 Vishay Intertechnology, Inc. 882,088
32,521 Vontier Corporation 1,047,501
2,355 Western Digital Corporation
g
89,325
31,232 Wolfspeed, Inc.
g
1,736,187
76,458 Workiva, Inc.
g
7,772,720
5,721 Xerox Holdings Corporation 85,186
24,252 Yext, Inc.
g
274,290
219 Zebra Technologies Corporation
g
64,787
6,349 Zoom Video Communications,
Inc.
g
430,970
Total 475,895,452
Materials (0.9%)
1,469 Albemarle Corporation 327,719
800 Alcoa Corporation 27,144
27,905 AptarGroup, Inc. 3,233,073
3,883 Avery Dennison Corporation 667,099
25,136 Axalta Coating Systems, Ltd.
g
824,712
2,666 Ball Corporation 155,188
7,715 Berry Plastics Group, Inc. 496,383
15,384 Carpenter Technology Corporation 863,504
12,134 Celanese Corporation 1,405,117
25,668 CF Industries Holdings, Inc. 1,781,873
47,555 Cleveland-Cliffs, Inc.
g
797,022
518 Commercial Metals Company 27,278

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (28.2%) Value
Materials (0.9%) - continued
57,387 Compass Minerals International,
Inc. $ 1,951,158
9,266 Corteva, Inc. 530,942
8,138 Eagle Materials, Inc. 1,517,086
8,066 Eastman Chemical Company 675,286
471 Hawkins, Inc. 22,462
23,906 Huntsman Corporation 645,940
29,277 Ingevity Corporation
g
1,702,750
8,693 Innospec, Inc. 873,125
89,055 Ivanhoe Mines, Ltd.
g
813,410
4,167 Kaiser Aluminum Corporation 298,524
8,379 Linde plc 3,193,069
13,207 LSB Industries, Inc.
g
130,089
24,788 LyondellBasell Industries NV 2,276,282
5,628 Martin Marietta Materials, Inc. 2,598,391
8,067 Mercer International, Inc. 65,101
2,644 Myers Industries, Inc. 51,373
11,022 Newmont Corporation 470,199
51,138 Nucor Corporation 8,385,609
16,002 O-I Glass, Inc.
g
341,323
8,954 Orion SA 190,004
2,886 PPG Industries, Inc. 427,994
399,781 Ranpak Holdings Corporation
g
1,807,010
2,003 Reliance Steel & Aluminum
Company 543,995
33,355 RPM International, Inc. 2,992,944
6,171 Ryerson Holding Corporation 267,698
16,524 Schnitzer Steel Industries, Inc. 495,555
21,492 SSR Mining, Inc. 304,757
7,293 Steel Dynamics, Inc. 794,426
64,847 Summit Materials, Inc.
g
2,454,459
11,776 SunCoke Energy, Inc. 92,677
7,817 TimkenSteel Corporation
g
168,613
4,668 TriMas Corporation 128,323
5,226 Trinseo plc 66,213
239,075 Tronox Holdings plc 3,038,643
9,481 United States Lime & Minerals, Inc. 1,980,486
25,404 United States Steel Corporation 635,354
14,896 Vulcan Materials Company 3,358,154
13,382 WestRock Company 389,015
Total 57,284,551
Real Estate (1.0%)
109,535 Agree Realty Corporation 7,162,494
694 Alexandria Real Estate Equities,
Inc. 78,762
33,775 Apartment Income REIT
Corporation 1,218,940
7,249 AvalonBay Communities, Inc. 1,372,018
9,233 Camden Property Trust 1,005,197
7,360 CareTrust REIT, Inc. 146,170
25,043 CBRE Group, Inc.
g
2,021,220
2,834 Centerspace 173,894
9,634 Chatham Lodging Trust 90,174
61,893 CubeSmart 2,764,141
151,090 Cushman and Wakefield plc
g
1,235,916
766 Digital Realty Trust, Inc. 87,224
14,617 DigitalBridge Group, Inc. 215,016
2,547 EastGroup Properties, Inc. 442,159
18,626 Elme Communities 306,211
33,196 EPR Properties 1,553,573
86,489 Equity Commonwealth 1,752,267
25,576 Equity Residential 1,687,249
19,425 Essential Properties Realty Trust,
Inc. 457,264
Shares Common Stock (28.2%) Value
Real Estate (1.0%) - continued
1,716 Essex Property Trust, Inc. $ 402,059
6,705 Extra Space Storage, Inc. 998,039
26,690 First Industrial Realty Trust, Inc. 1,404,962
17,642 FirstService Corporation 2,718,456
38,750 Four Corners Property Trust, Inc. 984,250
8,477 Getty Realty Corporation 286,692
1,073 Gladstone Land Corporation 17,458
69,394 Healthcare Realty Trust, Inc. 1,308,771
41,313 Host Hotels & Resorts, Inc. 695,298
5,802 Howard Hughes Corporation
g
457,894
54,529 Independence Realty Trust, Inc. 993,518
9,286 Kennedy-Wilson Holdings, Inc. 151,640
3,880 Life Storage, Inc. 515,885
3,496 LTC Properties, Inc. 115,438
72,926 LXP Industrial Trust 711,028
6,124 Mid-America Apartment
Communities, Inc. 929,991
105,946 National Storage Affiliates Trust 3,690,099
37,619 NetSTREIT Corporation 672,252
54,610 NNN REIT, Inc. 2,336,762
35,131 Pebblebrook Hotel Trust 489,726
19,609 Public Storage, Inc. 5,723,475
7,086 Realty Income Corporation 423,672
22,366 Regency Centers Corporation 1,381,548
48,082 Rexford Industrial Realty, Inc. 2,510,842
46,265 Sabra Health Care REIT, Inc. 544,539
35,505 SBA Communications Corporation 8,228,639
84,359 Service Properties Trust 733,080
6,704 Terreno Realty Corporation 402,910
50,757 UDR, Inc. 2,180,521
4,339 Welltower, Inc. 350,982
22,384 Zillow Group, Inc.
g
1,101,293
Total 67,231,608
Utilities (0.5%)
4,199 AES Corporation 87,045
1,996 Alliant Energy Corporation 104,750
7,575 Artesian Resources Corporation 357,692
3,686 Avista Corporation 144,749
30,754 Black Hills Corporation 1,853,236
3,417 CenterPoint Energy, Inc. 99,606
9,752 Consolidated Water Company,
Ltd.
f
236,291
11,100 Constellation Energy Corporation 1,016,205
7,362 Duke Energy Corporation 660,666
13,705 Edison International 951,812
17,177 Entergy Corporation 1,672,524
47,060 Evergy, Inc. 2,749,245
1,911 NextEra Energy Partners, LP 112,061
196,503 NiSource, Inc. 5,374,357
44,543 NorthWestern Corporation 2,528,261
86,885 OGE Energy Corporation 3,120,040
9,499 PG&E Corporation
g
164,143
25,450 Pinnacle West Capital Corporation 2,073,157
39,173 Portland General Electric
Company 1,834,472
9,979 Public Service Enterprise Group,
Inc. 624,785
31,760 Sempra Energy 4,623,938
11,615 Spire, Inc. 736,856
15,191 UGI Corporation 409,701
1,511 Vistra Energy Corporation 39,664

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (28.2%) Value
Utilities (0.5%) - continued
2,932 Xcel Energy, Inc. $ 182,282
Total 31,757,538
Total Common Stock
(cost $1,398,651,766) 1,856,230,793
Principal
Amount Long-Term Fixed Income ( 9.9% ) Value
Asset-Backed Securities (0.4%)
510 Asset Backed Trust
$ 950,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
h,i
811,569
720 East CLO I, Ltd.
850,000
7.825%,  (TSFR3M +
3.250%), 1/20/2036, Ser.
2022-1A, Class B
b,h
854,335
275,000
8.825%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
b,h
277,146
Access Group, Inc.
75,982
5.650%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,h
74,146
Affirm Asset Securitization Trust
325,000
6.610%,  1/18/2028, Ser.
2023-A, Class 1A
h
322,558
AMSR Trust
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
b,h
424,147
675,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
h
586,939
Ares XL CLO, Ltd.
1,000,000
8.060%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,h
946,640
Bankers Healthcare Group
Securitization Trust
339,519
5.280%,  10/17/2035, Ser.
2022-C, Class A
h
335,679
Business Jet Securities, LLC
308,070
2.981%,  11/15/2035, Ser.
2020-1A, Class A
h
291,061
CarVal CLO II, Ltd.
600,000
7.250%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,h
573,019
CarVal CLO VII-C, Ltd.
600,000
7.433%,  (TSFR3M +
2.750%), 1/20/2035, Ser.
2023-1A, Class B1
b,h
600,737
CarVal CLO VIII-C, Ltd.
525,000
7.371%,  (TSFR3M +
2.300%), 10/22/2035, Ser.
2022-2A, Class A
b,h
527,616
375,000
8.071%,  (TSFR3M +
3.000%), 10/22/2035, Ser.
2022-2A, Class B1
b,h
376,240
CMFT Net Lease Master Issuer,
LLC
623,654
2.090%,  7/20/2051, Ser.
2021-1, Class A1
h
504,931
Principal
Amount Long-Term Fixed Income (9.9%) Value
Asset-Backed Securities (0.4%) - continued
Commonbond Student Loan Trust
$ 91,350
5.650%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,h
$ 88,912
Dryden 36 Senior Loan Fund
850,000
7.298%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
b,h
816,258
FirstKey Homes Trust
1,800,000
4.493%,  5/17/2039, Ser.
2022-SFR1, Class B
h
1,692,480
Foundation Finance Trust
436,321
1.270%,  5/15/2041, Ser.
2021-1A, Class A
h
383,334
FRTKL Trust
1,150,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
h
987,296
Goodgreen
684,075
3.860%,  10/15/2054, Ser.
2019-1A, Class A
h
598,146
Home Partners of America Trust
1,205,490
2.302%,  12/17/2026, Ser.
2021-2, Class B
h
1,062,562
993,837
2.078%,  9/17/2041, Ser.
2021-1, Class C
h
810,197
Laurel Road Prime Student Loan
Trust
26,817
2.810%,  11/25/2042, Ser.
2017-C, Class A2B
h
26,409
245,234
5.259%,  11/25/2043, Ser.
2018-D, Class A
b,h
227,764
Longfellow Place CLO, Ltd.
1,793,487
7.010%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
b,h
1,790,241
525,000
7.560%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,h
522,265
Marlette Funding Trust
256,804
5.180%,  11/15/2032, Ser.
2022-3A, Class A
h
255,272
Mercury Financial Credit Card
Master Trust
1,000,000
2.500%,  9/21/2026, Ser.
2022-1A, Class A
h
944,675
National Collegiate Trust
287,236
5.445%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,h
276,900
Pretium Mortgage Credit Partners,
LLC
486,097
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
h,i
459,522
362,323
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
h,i
340,848
Progress Residential Trust
600,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
h
529,865
Renaissance Home Equity Loan
Trust
1,083,769
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
i
389,574

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.9%) Value
Asset-Backed Securities (0.4%) - continued
Saxon Asset Securities Trust
$ 430,017
3.093%,  8/25/2035, Ser.
2004-2, Class MF2
b
$ 371,600
Sound Point CLO XIV, Ltd.
1,250,000
7.323%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
b,h
1,243,906
Tricon Residential Trust
800,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
h
711,462
VCAT Asset Securitization, LLC
500,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
h,i
454,222
Vericrest Opportunity Loan
Transferee
530,479
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
h,i
479,536
850,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
h,i
759,677
900,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
h,i
803,037
650,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
h,i
561,304
650,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
h,i
500,959
378,286
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
h,i
343,150
450,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
h,i
379,443
375,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
h,i
307,236
Wind River CLO, Ltd.
750,000
6.850%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
b,h
740,642
625,000
7.250%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,h
595,320
Total 27,960,777
Basic Materials (0.1%)
Alcoa Nederland Holding BV
171,000 5.500%,  12/15/2027
h
165,378
Anglo American Capital plc
275,000 3.875%,  3/16/2029
h
249,907
Cascades, Inc./Cascades USA,
Inc.
165,000 5.125%,  1/15/2026
h
157,669
Chemours Company
170,000 5.750%,  11/15/2028
h
156,211
Cleveland-Cliffs, Inc.
190,000 5.875%,  6/1/2027
f
185,435
90,000 4.625%,  3/1/2029
f,h
81,058
Consolidated Energy Finance SA
281,000 5.625%,  10/15/2028
h
238,906
EIDP, Inc.
224,000 4.500%,  5/15/2026 219,919
First Quantum Minerals, Ltd.
314,000 6.875%,  10/15/2027
h
306,307
FMC Corporation
227,000 5.150%,  5/18/2026 223,316
Principal
Amount Long-Term Fixed Income (9.9%) Value
Basic Materials (0.1%) - continued
Glencore Funding, LLC
$ 226,000 3.375%,  9/23/2051
h
$ 152,184
479,000 4.000%,  3/27/2027
h
456,533
Hecla Mining Company
90,000 7.250%,  2/15/2028 89,188
Hudbay Minerals, Inc.
170,000 4.500%,  4/1/2026
h
158,294
Illumina, Inc.
132,000 9.000%,  7/1/2028
h
115,019
Methanex Corporation
167,000 4.250%,  12/1/2024 162,733
Mosaic Company
300,000 4.050%,  11/15/2027 285,653
Novelis Corporation
85,000 3.250%,  11/15/2026
h
76,939
100,000 4.750%,  1/30/2030
h
88,871
85,000 3.875%,  8/15/2031
h
69,922
Nutrien, Ltd.
112,000 4.900%,  3/27/2028 109,848
OCI NV
115,000 4.625%,  10/15/2025
h
109,662
Olin Corporation
245,000 5.125%,  9/15/2027 233,639
SCIL IV, LLC/SCIL USA Holdings,
LLC
184,000 5.375%,  11/1/2026
h
167,742
SPCM SA
166,000 3.375%,  3/15/2030
h
138,088
SunCoke Energy, Inc.
180,000 4.875%,  6/30/2029
h
151,174
Taseko Mines, Ltd.
129,000 7.000%,  2/15/2026
f,h
117,576
Unifrax Escrow Issuer Corporation
147,000 5.250%,  9/30/2028
h
106,124
United States Steel Corporation
190,000 6.875%,  3/1/2029 187,934
Total 4,961,229
Capital Goods (0.2%)
Advanced Drainage Systems, Inc.
157,000 6.375%,  6/15/2030
h
155,315
AECOM
280,000 5.125%,  3/15/2027 270,920
Amsted Industries, Inc.
245,000 5.625%,  7/1/2027
h
236,961
ARD Finance SA
56,000 6.500%,  6/30/2027
h
45,368
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
150,000 5.250%,  8/15/2027
h
127,062
99,000 5.250%,  8/15/2027
h
83,861
Boeing Company
505,000 5.930%,  5/1/2060 500,146
327,000 5.040%,  5/1/2027 323,000
538,000 5.705%,  5/1/2040 536,659
Bombardier, Inc.
36,000 7.125%,  6/15/2026
h
35,757
211,000 7.875%,  4/15/2027
h
210,457
145,000 6.000%,  2/15/2028
h
137,040

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.9%) Value
Capital Goods (0.2%) - continued
Builders FirstSource, Inc.
$ 140,000 5.000%,  3/1/2030
h
$ 130,902
Canpack SA/Canpack US, LLC
220,000 3.125%,  11/1/2025
h
201,269
Carrier Global Corporation
250,000 3.577%,  4/5/2050 184,749
300,000 2.700%,  2/15/2031 252,568
Caterpillar Financial Services
Corporation
337,000 4.350%,  5/15/2026 331,751
Chart Industries, Inc.
179,000 7.500%,  1/1/2030
h
182,626
Clean Harbors, Inc.
237,000 6.375%,  2/1/2031
h
238,484
Clydesdale Acquisition Holdings,
Inc.
24,000 6.625%,  4/15/2029
h
22,889
48,000 8.750%,  4/15/2030
h
42,371
CNH Industrial NV
300,000 3.850%,  11/15/2027 281,884
Cornerstone Building Brands, Inc.
123,000 6.125%,  1/15/2029
h
97,170
Covanta Holding Corporation
85,000 4.875%,  12/1/2029
h
73,525
CP Atlas Buyer, Inc.
150,000 7.000%,  12/1/2028
h
117,750
Crown Cork & Seal Company, Inc.
153,000 7.375%,  12/15/2026 158,167
Emerald Debt Merger Sub, LLC
180,000 6.625%,  12/15/2030
h
178,425
GFL Environmental, Inc.
140,000 4.000%,  8/1/2028
h
125,167
248,000 3.500%,  9/1/2028
h
220,716
H&E Equipment Services, Inc.
278,000 3.875%,  12/15/2028
h
240,687
Herc Holdings, Inc.
160,000 5.500%,  7/15/2027
h
153,304
Howmet Aerospace, Inc.
391,000 3.000%,  1/15/2029 341,738
338,000 5.950%,  2/1/2037 344,099
Ingersoll-Rand Luxembourg
Finance SA
229,000 3.500%,  3/21/2026 218,559
JELD-WEN, Inc.
73,000 4.625%,  12/15/2025
h
70,719
John Deere Capital Corporation
224,000 4.350%,  9/15/2032 219,787
Lockheed Martin Corporation
348,000 4.500%,  5/15/2036 335,873
120,000 6.150%,  9/1/2036 132,958
Mauser Packaging Solutions
Holding Company
180,000 9.250%,  4/15/2027
h
166,140
MIWD Holdco II, LLC
96,000 5.500%,  2/1/2030
h
79,200
Mueller Water Products, Inc.
101,000 4.000%,  6/15/2029
h
89,616
Nesco Holdings II, Inc.
190,000 5.500%,  4/15/2029
h
170,050
Principal
Amount Long-Term Fixed Income (9.9%) Value
Capital Goods (0.2%) - continued
New Enterprise Stone and Lime
Company, Inc.
$ 210,000 5.250%,  7/15/2028
h
$ 191,106
Northrop Grumman Corporation
470,000 3.850%,  4/15/2045 383,009
OI European Group BV
184,000 4.750%,  2/15/2030
h
166,071
Owens-Brockway Glass Container,
Inc.
96,000 6.625%,  5/13/2027
h
95,057
Pactiv Evergreen Group
130,000 4.375%,  10/15/2028
h
112,562
Parker-Hannifin Corporation
563,000 4.500%,  9/15/2029 547,076
PGT Innovations, Inc.
175,000 4.375%,  10/1/2029
h
163,241
Raytheon Technologies
Corporation
284,000 4.125%,  11/16/2028 273,530
375,000 4.450%,  11/16/2038 344,913
300,000 3.750%,  11/1/2046 241,717
Regal Rexnord Corporation
281,000 6.050%,  2/15/2026
h
281,357
Republic Services, Inc.
221,000 2.900%,  7/1/2026 207,091
Roller Bearing Company of
America, Inc.
136,000 4.375%,  10/15/2029
h
121,843
Sealed Air Corporation
149,000 6.125%,  2/1/2028
h
147,902
Silgan Holdings, Inc.
71,000 4.125%,  2/1/2028 65,146
SRM Escrow Issuer, LLC
255,000 6.000%,  11/1/2028
h
240,476
Textron, Inc.
320,000 3.375%,  3/1/2028 291,685
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
95,000 7.750%,  4/15/2026
h
86,212
TransDigm, Inc.
219,000 6.250%,  3/15/2026
h
217,930
521,000 5.500%,  11/15/2027 491,407
Triumph Group, Inc.
153,000 9.000%,  3/15/2028
h
156,219
United Rentals North America, Inc.
175,000 4.875%,  1/15/2028 166,528
185,000 4.000%,  7/15/2030 163,843
Waste Pro USA, Inc.
110,000 5.500%,  2/15/2026
h
101,970
WESCO Distribution, Inc.
230,000 7.250%,  6/15/2028
h
234,613
Total 13,558,193
Collateralized Mortgage Obligations (0.5%)
Banc of America Alternative Loan
Trust
13,073
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 11,260
BINOM Securitization Trust
516,423
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
b,h
438,016

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.9%) Value
Collateralized Mortgage Obligations (0.5%) -
continued
CHNGE Mortgage Trust
$ 900,000
7.100%,  7/25/2058, Ser.
2023-3, Class A1
h,i
$ 896,696
1,018,542
6.000%,  10/25/2057, Ser.
2022-4, Class A1
h,i
993,289
Citicorp Mortgage Securities, Inc.
536,552
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 471,485
Citigroup Mortgage Loan Trust,
Inc.
1,960
4.524%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
b
1,929
COLT Mortgage Loan Trust
1,036,953
1.726%,  11/25/2066, Ser.
2021-5, Class A1
b,h
858,217
Countrywide Alternative Loan Trust
300,669
3.168%,  10/25/2035, Ser.
2005-43, Class 4A1
b
247,688
593,393
7.000%,  10/25/2037, Ser.
2007-24, Class A10 221,479
Countrywide Home Loans, Inc.
150,960
5.750%,  4/25/2037, Ser.
2007-3, Class A27 73,115
Credit Suisse Mortgage Trust
500,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
b,h
434,522
875,000
4.000%,  2/25/2067, Ser.
2022-NQM2, Class A1B
b,h
775,369
885,740
1.174%,  7/25/2066, Ser.
2021-NQM6, Class A1
b,h
698,380
484,293
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,h
472,662
447,648
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,h
368,530
2,000,515
3.483%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,h
2,010,049
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
64,246
6.000%,  7/25/2023, Ser.
2006-AR5, Class 23A 34,132
Federal Home Loan Mortgage
Corporation - REMIC
1,073,936
4.000%,  1/25/2051, Ser.
5249, Class LA 1,024,637
17,507
4.000%,  7/15/2031, Ser.
4104, Class KI
j
50
319,593
3.000%,  2/15/2033, Ser.
4170, Class IG
j
27,559
680,515
3.000%,  3/15/2033, Ser.
4180, Class PI
j
69,919
1,304,581
4.500%,  10/15/2033, Ser.
2695, Class BH 1,269,067
1,000,000
2.500%,  12/15/2048, Ser.
5094, Class BC 797,267
Federal National Mortgage
Association - REMIC
1,348,990
4.500%,  6/25/2052, Ser.
2022-43, Class MA 1,301,284
808,917
4.000%,  7/25/2052, Ser.
2022-37, Class PE 768,087
751,195
3.000%,  12/25/2027, Ser.
2012-137, Class AI
j
29,421
Principal
Amount Long-Term Fixed Income (9.9%) Value
Collateralized Mortgage Obligations (0.5%) -
continued
$ 2,215,772
5.250%,  7/25/2039, Ser.
2022-72, Class CB $ 2,200,887
1,302,112
4.500%,  1/25/2046, Ser.
2022-68, Class BA 1,266,929
Flagstar Mortgage Trust
576,255
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,h
495,215
GCAT Trust
813,231
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
b,h
676,253
GS Mortgage-Backed Securities
Trust
1,010,543
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
b,h
848,500
J.P. Morgan Mortgage Trust
1,107,280
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
b,h
888,808
770,031
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,h
602,751
LHOME Mortgage Trust
539,090
2.090%,  2/25/2026, Ser.
2021-RTL1, Class A1
b,h
531,239
400,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
h,i
388,009
Mello Mortgage Capital
Acceptance
1,077,323
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,h
867,455
Merrill Lynch Alternative Note
Asset Trust
146,329
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 58,562
New Residential Mortgage Loan
Trust
2,136,228
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
b,h
1,714,739
New York Mortgage Trust
1,094,223
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
h,i
1,076,879
Onslow Bay Financial, LLC
525,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
b,h
446,953
Palisades Mortgage Loan Trust
1,600,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
h,i
1,525,843
Preston Ridge Partners Mortgage
Trust, LLC
704,110
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,h
656,123
Residential Accredit Loans, Inc.
Trust
233,564
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 197,115
Residential Funding Mortgage
Security I Trust
58,185
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 44,875
ROC Securities Trust Series
975,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,h
932,263

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.9%) Value
Collateralized Mortgage Obligations (0.5%) -
continued
Sequoia Mortgage Trust
$ 169,858
3.483%,  9/20/2046, Ser.
2007-1, Class 4A1
b
$ 116,519
Toorak Mortgage Corporation, Ltd.
1,000,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
h,i
972,114
TRK Trust
806,533
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
b,h
660,495
Vericrest Opportunity Loan
Transferee
561,389
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
h,i
525,489
Verus Securitization Trust
449,391
2.286%,  11/25/2066, Ser.
2021-8, Class A2
b,h
368,735
Total 32,356,859
Commercial Mortgage-Backed Securities (0.5%)
BANK 2022-BNK39
16,454,028
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,j
461,748
BANK5 2023-5YR2
800,000
7.379%,  6/15/2028, Ser.
2023-5YR2, Class AS
b,d,e
824,906
BBCMS Mortgage Trust
8,110,745
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
b,j
336,938
850,000
5.451%,  4/15/2056, Ser.
2023-C19, Class A5 859,807
6,988,815
1.152%,  9/15/2055, Ser.
2022-C17, Class XA
b,j
550,501
6,866,879
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
b,j
618,590
Benchmark Mortgage Trust
1,170,000
2.669%,  12/15/2054, Ser.
2021-B31, Class A5 956,319
BFLD Trust
400,000
6.893%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,h
252,067
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
2,750,000
3.000%,  6/25/2032, Ser.
K147, Class A2
b,k
2,448,240
1,750,000
3.500%,  7/25/2032, Ser.
K148, Class A2
b,k
1,621,257
3,100,000
3.530%,  8/25/2032, Ser.
K149, Class A2
k
2,883,667
4,500,000
3.710%,  9/25/2032, Ser.
K-150, Class A2
b,k
4,237,251
2,800,000
3.800%,  10/25/2032, Ser.
K-151, Class A2
b,k
2,655,189
2,900,000
3.780%,  11/25/2032, Ser.
K-152, Class A2
b,k
2,745,629
2,750,000
3.820%,  12/25/2032, Ser.
K-153, Class A2
b,k
2,609,847
775,000
4.350%,  1/25/2033, Ser.
K-154, Class A2
b,k
767,000
Principal
Amount Long-Term Fixed Income (9.9%) Value
Commercial Mortgage-Backed Securities (0.5%)
- continued
$ 3,000,000
4.200%,  5/25/2033, Ser.
K-157, Class A2
k
$ 2,936,434
MIRA Trust
1,000,000
6.755%,  6/6/2028, Ser.
2023-MILE, Class A
h
997,001
Morgan Stanley Capital I Trust
7,131,600
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,j
679,627
MSWF Commercial Mortgage Trust
680,000
5.752%,  5/15/2033, Ser.
2023-1, Class A5 697,522
SCOTT Trust
1,150,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
h
1,141,625
Total 31,281,165
Communications Services (0.3%)
Activision Blizzard, Inc.
449,000 2.500%,  9/15/2050 288,849
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
146,000 10.500%,  2/15/2028
h
75,190
Altice Financing SA
95,000 5.750%,  8/15/2029
h
73,593
Altice France SA/France
110,000 8.125%,  2/1/2027
h
95,251
94,000 5.125%,  7/15/2029
h
66,728
182,000 5.500%,  10/15/2029
h
130,156
AMC Networks, Inc.
70,000 5.000%,  4/1/2024 68,916
230,000 4.250%,  2/15/2029 123,641
American Tower Corporation
130,000 3.375%,  10/15/2026 121,309
291,000 2.900%,  1/15/2030 250,988
136,000 5.650%,  3/15/2033 137,906
AT&T, Inc.
337,000 3.650%,  6/1/2051 247,398
451,000 3.500%,  9/15/2053 319,270
222,000 2.300%,  6/1/2027 199,658
450,000 4.350%,  3/1/2029 432,293
227,000 5.400%,  2/15/2034 227,390
459,000 4.900%,  8/15/2037 430,790
CCO Holdings, LLC/CCO Holdings
Capital Corporation
220,000 5.500%,  5/1/2026
h
214,507
290,000 5.125%,  5/1/2027
h
270,061
116,000 5.000%,  2/1/2028
h
105,686
18,000 6.375%,  9/1/2029
h
16,959
103,000 4.250%,  2/1/2031
h
83,324
445,000 4.750%,  2/1/2032
h
362,889
155,000 4.250%,  1/15/2034
h
117,144
Cengage Learning, Inc.
7,000 9.500%,  6/15/2024
h
7,018
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
335,000 4.200%,  3/15/2028 314,052
650,000 3.500%,  6/1/2041 439,663

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.9%) Value
Communications Services (0.3%) - continued
Clear Channel Worldwide
Holdings, Inc.
$ 147,000 5.125%,  8/15/2027
h
$ 133,460
Comcast Corporation
337,000 5.350%,  5/15/2053 342,163
247,000 2.887%,  11/1/2051 165,603
281,000 4.250%,  10/15/2030 270,600
485,000 4.400%,  8/15/2035 455,871
490,000 4.750%,  3/1/2044 451,455
Connect Finco SARL/Connect US
Finco, LLC
92,000 6.750%,  10/1/2026
h
89,361
Crown Castle, Inc.
224,000 4.800%,  9/1/2028 217,288
CSC Holdings, LLC
150,000 5.375%,  2/1/2028
h
120,531
213,000 6.500%,  2/1/2029
h
172,112
296,000 4.125%,  12/1/2030
h
207,060
Deutsche Telekom International
Finance BV
560,000 8.750%,  6/15/2030 670,647
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
215,000 5.875%,  8/15/2027
h
194,712
Discovery Communications, LLC
500,000 4.900%,  3/11/2026 489,962
DISH DBS Corporation
62,000 5.875%,  11/15/2024 54,226
78,000 5.250%,  12/1/2026
h
62,569
62,000 7.375%,  7/1/2028 33,170
108,000 5.750%,  12/1/2028
h
80,329
95,000 5.125%,  6/1/2029 44,113
DISH Network Corporation
98,000 11.750%,  11/15/2027
h
95,639
Frontier Communications
Holdings, LLC
181,000 5.875%,  10/15/2027
h
166,115
72,000 6.750%,  5/1/2029
h
55,858
45,000 8.750%,  5/15/2030
h
43,982
GCI, LLC
170,000 4.750%,  10/15/2028
h
144,942
Gray Escrow II, Inc.
229,000 5.375%,  11/15/2031
h
151,778
Gray Television, Inc.
210,000 4.750%,  10/15/2030
h
142,407
Hughes Satellite Systems
Corporation
120,000 6.625%,  8/1/2026 112,200
Iliad Holding SASU
221,000 6.500%,  10/15/2026
h
208,585
Lamar Media Corporation
132,000 3.750%,  2/15/2028 120,152
97,000 3.625%,  1/15/2031 81,723
LCPR Senior Secured Financing
DAC
135,000 6.750%,  10/15/2027
h
126,529
Level 3 Financing, Inc.
277,000 4.625%,  9/15/2027
h
192,737
140,000 4.250%,  7/1/2028
h
90,141
85,000 10.500%,  5/15/2030
h
86,244
Meta Platforms, Inc.
168,000 5.600%,  5/15/2053 172,538
Principal
Amount Long-Term Fixed Income (9.9%) Value
Communications Services (0.3%) - continued
$ 224,000 4.800%,  5/15/2030 $ 224,164
449,000 3.850%,  8/15/2032 417,051
Netflix, Inc.
120,000 4.875%,  4/15/2028 118,676
130,000 5.875%,  11/15/2028 134,264
254,000 5.375%,  11/15/2029
h
254,941
230,000 4.875%,  6/15/2030
f,h
226,342
News Corporation
171,000 3.875%,  5/15/2029
h
150,105
NTT Finance Corporation
393,000 4.372%,  7/27/2027
h
384,143
Omnicom Group, Inc.
224,000 3.600%,  4/15/2026 215,150
200,000 4.200%,  6/1/2030 187,374
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
98,000 6.250%,  6/15/2025
h
97,533
Playtika Holding Corporation
151,000 4.250%,  3/15/2029
h
134,013
Radiate Holdco, LLC/Radiate
Finance, Inc.
120,000 6.500%,  9/15/2028
h
70,028
Scripps Escrow II, Inc.
68,000 3.875%,  1/15/2029
h
54,906
Sirius XM Radio, Inc.
285,000 5.000%,  8/1/2027
h
264,420
115,000 4.000%,  7/15/2028
h
99,920
Sprint Capital Corporation
801,000 8.750%,  3/15/2032 968,094
Take-Two Interactive Software, Inc.
222,000 4.950%,  3/28/2028 219,372
TEGNA, Inc.
254,000 4.625%,  3/15/2028 224,155
Telecom Italia Capital SA
54,000 6.000%,  9/30/2034 43,548
Telecom Italia SPA/Milano
75,000 5.303%,  5/30/2024
h
72,897
Telesat Canada/Telesat, LLC
85,000 4.875%,  6/1/2027
h
51,028
45,000 6.500%,  10/15/2027
h
18,297
T-Mobile USA, Inc.
561,000 3.600%,  11/15/2060 393,731
315,000 4.375%,  4/15/2040 278,174
United States Cellular Corporation
150,000 6.700%,  12/15/2033 128,960
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
230,000 4.750%,  4/15/2028
h
190,877
Univision Communications, Inc.
243,000 6.625%,  6/1/2027
h
234,871
Verizon Communications, Inc.
337,000 3.000%,  11/20/2060 210,503
725,000 2.650%,  11/20/2040 504,307
492,000 3.400%,  3/22/2041 379,729
VTR Finance NV
150,000 6.375%,  7/15/2028
h
56,245
VZ Secured Financing BV
243,000 5.000%,  1/15/2032
h
195,704
Walt Disney Company
451,000 3.600%,  1/13/2051 358,873

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.9%) Value
Communications Services (0.3%) - continued
Warnermedia Holdings, Inc.
$ 394,000 5.141%,  3/15/2052 $ 320,814
338,000 4.054%,  3/15/2029 308,973
338,000 5.050%,  3/15/2042 284,889
WMG Acquisition Corporation
35,000 3.750%,  12/1/2029
h
30,256
48,000 3.875%,  7/15/2030
h
41,405
120,000 3.000%,  2/15/2031
h
97,078
YPSO Finance BIS SA
76,000 10.500%,  5/15/2027
h
46,020
Total 20,159,261
Consumer Cyclical (0.3%)
1011778 B.C., ULC/New Red
Finance, Inc.
250,000 4.375%,  1/15/2028
h
230,793
Adient Global Holdings, Ltd.
95,000 4.875%,  8/15/2026
h
90,246
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
85,000 6.625%,  7/15/2026
h
80,660
105,000 6.000%,  6/1/2029
h
77,480
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
245,000 4.625%,  6/1/2028
h
207,385
Allison Transmission, Inc.
97,000 3.750%,  1/30/2031
h
81,943
Amazon.com, Inc.
286,000 3.875%,  8/22/2037 261,161
American Axle & Manufacturing,
Inc.
360,000 6.500%,  4/1/2027
f
341,463
Arko Corporation
109,000 5.125%,  11/15/2029
h
88,581
Ashton Woods USA, LLC/Ashton
Woods Finance Company
140,000 4.625%,  8/1/2029
h
119,312
60,000 4.625%,  4/1/2030
h
51,216
Boyd Gaming Corporation
155,000 4.750%,  6/15/2031
h
138,470
Boyne USA, Inc.
66,000 4.750%,  5/15/2029
h
59,476
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
160,000 6.250%,  9/15/2027
h
146,961
Caesars Entertainment, Inc.
288,000 6.250%,  7/1/2025
h
286,666
50,000 8.125%,  7/1/2027
h
51,173
175,000 4.625%,  10/15/2029
h
152,812
Carnival Corporation
169,000 10.500%,  2/1/2026
h
177,655
80,000 7.625%,  3/1/2026
h
78,352
268,000 5.750%,  3/1/2027
h
246,718
70,000 4.000%,  8/1/2028
h
62,056
Cedar Fair, LP
169,000 5.250%,  7/15/2029
f
153,706
Churchill Downs, Inc.
140,000 4.750%,  1/15/2028
h
129,836
71,000 6.750%,  5/1/2031
h
70,201
Principal
Amount Long-Term Fixed Income (9.9%) Value
Consumer Cyclical (0.3%) - continued
Cinemark USA, Inc.
$ 201,000 5.875%,  3/15/2026
f,h
$ 190,699
Clarios Global, LP/Clarios US
Finance Company, Inc.
110,000 8.500%,  5/15/2027
f,h
110,180
178,000 6.750%,  5/15/2028
h
177,377
D.R. Horton, Inc.
72,000 2.600%,  10/15/2025 67,356
Daimler Trucks Finance North
America, LLC
390,000 2.000%,  12/14/2026
h
348,134
Dana, Inc.
190,000 5.625%,  6/15/2028 178,584
Expedia Group, Inc.
587,000 3.250%,  2/15/2030 510,895
Ford Motor Company
312,000 3.250%,  2/12/2032 245,446
156,000 6.100%,  8/19/2032 151,188
Ford Motor Credit Company, LLC
425,000 2.300%,  2/10/2025 397,286
420,000 4.134%,  8/4/2025 398,329
275,000 2.700%,  8/10/2026 245,513
200,000 7.350%,  3/6/2030 204,248
Forestar Group, Inc.
145,000 3.850%,  5/15/2026
h
133,235
General Motors Company
325,000 6.125%,  10/1/2025 327,220
450,000 6.800%,  10/1/2027 467,447
General Motors Financial
Company, Inc.
230,000 1.500%,  6/10/2026 203,249
GLP Capital, LP
467,000 5.750%,  6/1/2028 456,897
Goodyear Tire & Rubber Company
110,000 5.000%,  7/15/2029
f
99,191
85,000 5.250%,  7/15/2031 73,844
Guitar Center Escrow Issuer II, Inc.
67,000 8.500%,  1/15/2026
h
60,962
Hanesbrands, Inc.
144,000 4.875%,  5/15/2026
h
134,429
Hilton Domestic Operating
Company, Inc.
300,000 4.875%,  1/15/2030 279,726
71,000 3.625%,  2/15/2032
h
59,195
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
115,000 5.000%,  6/1/2029
h
102,057
Home Depot, Inc.
275,000 5.400%,  9/15/2040 284,476
336,000 4.250%,  4/1/2046 297,849
315,000 3.900%,  6/15/2047 267,700
Hyundai Capital America
475,000 1.800%,  1/10/2028
h
400,431
Hyundai Capital Services, Inc.
225,000 2.125%,  4/24/2025
h
210,729
International Game Technology plc
200,000 5.250%,  1/15/2029
h
189,450
Jacobs Entertainment, Inc.
97,000 6.750%,  2/15/2029
h
86,820

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.9%) Value
Consumer Cyclical (0.3%) - continued
Jaguar Land Rover Automotive plc
$ 187,000 5.500%,  7/15/2029
h
$ 159,551
KB Home
195,000 4.800%,  11/15/2029 178,854
Kia Corporation
180,000 2.375%,  2/14/2025
h
170,603
Kohl's Corporation
215,000 4.625%,  5/1/2031 149,593
360,000 5.550%,  7/17/2045 214,200
L Brands, Inc.
260,000 6.625%,  10/1/2030
h
251,001
80,000 6.875%,  11/1/2035 73,199
Lennar Corporation
388,000 4.750%,  5/30/2025 379,101
Lowe's Companies, Inc.
224,000 5.625%,  4/15/2053 223,866
548,000 2.625%,  4/1/2031 462,723
Macy's Retail Holdings, LLC
155,000 5.875%,  4/1/2029
f,h
141,437
Marriott International, Inc./MD
421,000 4.625%,  6/15/2030 403,100
Mattamy Group Corporation
133,000 5.250%,  12/15/2027
h
123,942
McDonald's Corporation
325,000 4.450%,  3/1/2047 292,248
Michaels Companies, Inc.
115,000 5.250%,  5/1/2028
h
92,913
NCL Corporation, Ltd.
66,000 3.625%,  12/15/2024
h
63,511
48,000 5.875%,  3/15/2026
h
44,907
186,000 5.875%,  2/15/2027
h
181,053
Nissan Motor Acceptance
Company, LLC
480,000 1.125%,  9/16/2024
h
447,115
Nissan Motor Company, Ltd.
62,000 3.522%,  9/17/2025
h
57,679
65,000 4.345%,  9/17/2027
h
59,118
80,000 4.810%,  9/17/2030
h
70,171
Nordstrom, Inc.
57,000 4.375%,  4/1/2030 47,111
81,000 4.250%,  8/1/2031 63,140
PENN Entertainment, Inc.
160,000 4.125%,  7/1/2029
f,h
131,312
PetSmart, Inc./PetSmart Finance
Corporation
210,000 4.750%,  2/15/2028
h
194,064
130,000 7.750%,  2/15/2029
h
129,165
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
299,000 5.750%,  4/15/2026
h
293,507
132,000 6.250%,  1/15/2028
h
123,658
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
210,000 5.750%,  1/15/2029
h
157,125
Royal Caribbean Cruises, Ltd.
52,000 11.500%,  6/1/2025
h
55,172
262,000 4.250%,  7/1/2026
h
240,503
172,000 9.250%,  1/15/2029
h
183,251
57,000 7.250%,  1/15/2030
h
57,732
Scientific Games International, Inc.
200,000 7.250%,  11/15/2029
h
200,250
Principal
Amount Long-Term Fixed Income (9.9%) Value
Consumer Cyclical (0.3%) - continued
$ 40,000 6.625%,  3/1/2030
h
$ 35,200
SeaWorld Parks and
Entertainment, Inc.
108,000 5.250%,  8/15/2029
f,h
96,668
Six Flags Theme Parks, Inc.
55,000 7.000%,  7/1/2025
h
55,275
Staples, Inc.
137,000 7.500%,  4/15/2026
h
113,150
86,000 10.750%,  4/15/2027
h
49,957
Starbucks Corporation
281,000 4.750%,  2/15/2026 278,405
Station Casinos, LLC
122,000 4.625%,  12/1/2031
h
102,785
Target Corporation
337,000 2.950%,  1/15/2052 236,152
Toyota Motor Credit Corporation
249,000 4.700%,  1/12/2033 246,508
Travel + Leisure Company
74,000 6.625%,  7/31/2026
h
73,438
Tripadvisor, Inc.
37,000 7.000%,  7/15/2025
h
37,000
Uber Technologies, Inc.
120,000 6.250%,  1/15/2028
h
119,407
VICI Properties, LP/VICI Note
Company, Inc.
583,000 4.625%,  6/15/2025
h
563,321
267,000 5.750%,  2/1/2027
h
261,318
182,000 3.750%,  2/15/2027
h
166,955
Viking Cruises, Ltd.
232,000 5.875%,  9/15/2027
h
213,236
Volkswagen Group of America
Finance, LLC
283,000 4.350%,  6/8/2027
h
272,437
Wabash National Corporation
175,000 4.500%,  10/15/2028
h
151,746
Walmart, Inc.
336,000 4.500%,  9/9/2052 328,403
168,000 3.900%,  4/15/2028 163,961
Wyndham Hotels & Resorts, Inc.
90,000 4.375%,  8/15/2028
h
82,188
Yum! Brands, Inc.
210,000 4.750%,  1/15/2030
h
196,646
ZF North America Capital, Inc.
96,000 7.125%,  4/14/2030
h
97,637
Total 20,802,132
Consumer Non-Cyclical (0.3%)
1375209 B.C., Ltd.
120,000 9.000%,  1/30/2028
f,h
120,300
Abbott Laboratories
591,000 4.750%,  11/30/2036 593,332
AbbVie, Inc.
150,000 2.950%,  11/21/2026 140,137
650,000 4.300%,  5/14/2036 596,929
225,000 4.850%,  6/15/2044 209,646
400,000 4.875%,  11/14/2048 378,009
Albertsons Companies, Inc./
Safeway, Inc.
226,000 4.625%,  1/15/2027
h
214,136
229,000 3.500%,  3/15/2029
h
198,232

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.9%) Value
Consumer Non-Cyclical (0.3%) - continued
Amgen, Inc.
$ 375,000 4.200%,  2/22/2052 $ 310,267
335,000 5.250%,  3/2/2030 335,668
335,000 5.600%,  3/2/2043 336,014
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
516,000 4.700%,  2/1/2036 501,869
Anheuser-Busch InBev Worldwide,
Inc.
633,000 4.375%,  4/15/2038 586,080
336,000 5.550%,  1/23/2049 354,142
Aramark Services, Inc.
227,000 5.000%,  2/1/2028
h
213,957
Archer-Daniels-Midland Company
415,000 2.700%,  9/15/2051 279,835
AstraZeneca plc
580,000 3.000%,  5/28/2051 430,175
Avantor Funding, Inc.
148,000 4.625%,  7/15/2028
h
137,185
B&G Foods, Inc.
75,000 5.250%,  4/1/2025 71,602
73,000 5.250%,  9/15/2027 63,423
BAT Capital Corporation
112,000 7.750%,  10/19/2032 123,258
Bausch Health Companies, Inc.
66,000 5.500%,  11/1/2025
f,h
58,316
145,000 4.875%,  6/1/2028
h
86,304
165,000 11.000%,  9/30/2028
h
117,199
Becton, Dickinson and Company
157,000 3.794%,  5/20/2050 124,037
375,000 3.700%,  6/6/2027 356,541
BellRing Brands, Inc.
101,000 7.000%,  3/15/2030
h
101,631
Bristol-Myers Squibb Company
556,000 3.550%,  3/15/2042 460,993
Cargill, Inc.
329,000 3.125%,  5/25/2051
h
238,214
Central Garden & Pet Company
220,000 4.125%,  10/15/2030 184,293
Cheplapharm Arzneimittel GmbH
20,000 5.500%,  1/15/2028
h
18,100
Chobani, LLC/Chobani Finance
Corporation, Inc.
174,000 4.625%,  11/15/2028
h
158,340
CHS/Community Health Systems,
Inc.
42,000 8.000%,  12/15/2027
f,h
40,658
150,000 6.000%,  1/15/2029
h
126,187
Colgate-Palmolive Company
280,000 4.600%,  3/1/2033 284,441
Constellation Brands, Inc.
333,000 3.600%,  2/15/2028 311,879
250,000 2.875%,  5/1/2030 216,868
Coty, Inc.
125,000 5.000%,  4/15/2026
h
119,790
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
214,000 4.750%,  1/15/2029
h
197,308
Principal
Amount Long-Term Fixed Income (9.9%) Value
Consumer Non-Cyclical (0.3%) - continued
CVS Health Corporation
$ 505,000 5.625%,  2/21/2053 $ 502,036
252,000 5.125%,  2/21/2030 250,260
465,000 4.875%,  7/20/2035 441,862
Edgewell Personal Care Company
120,000 5.500%,  6/1/2028
h
113,426
Eli Lilly & Company
168,000 4.950%,  2/27/2063 171,447
Embecta Corporation
56,000 6.750%,  2/15/2030
h
50,185
Encompass Health Corporation
240,000 4.500%,  2/1/2028
f
223,285
Energizer Holdings, Inc.
190,000 4.750%,  6/15/2028
h
169,404
Fortrea Holdings, Inc.
48,000 7.500%,  7/1/2030
h
49,151
General Mills, Inc.
90,000 4.950%,  3/29/2033 89,196
HCA, Inc.
401,000 3.500%,  9/1/2030 351,496
HLF Financing SARL, LLC/
Herbalife International, Inc.
293,000 4.875%,  6/1/2029
h
208,842
Imperial Brands Finance plc
550,000 3.875%,  7/26/2029
h
484,400
Jazz Securities DAC
97,000 4.375%,  1/15/2029
h
86,542
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
338,000 4.375%,  2/2/2052
h
237,070
227,000 5.500%,  1/15/2030
h
217,761
373,000 3.000%,  5/15/2032
h
286,259
Kenvue, Inc.
449,000 5.350%,  3/22/2026
h
452,455
Kimberly-Clark Corporation
300,000 3.900%,  5/4/2047 256,483
Kraft Heinz Foods Company
300,000 3.875%,  5/15/2027 288,035
80,000 5.200%,  7/15/2045 76,146
360,000 4.375%,  6/1/2046 305,948
Lamb Weston Holdings, Inc.
102,000 4.125%,  1/31/2030
h
91,159
Mattel, Inc.
195,000 3.375%,  4/1/2026
h
179,438
282,000 5.450%,  11/1/2041 233,786
Medtronic, Inc.
338,000 4.375%,  3/15/2035 324,749
Mozart Debt Merger Sub, Inc.
151,000 3.875%,  4/1/2029
h
131,228
119,000 5.250%,  10/1/2029
h
103,256
Nestle Holdings, Inc.
505,000 5.250%,  3/13/2026
h
508,753
Newell Brands, Inc.
360,000 4.700%,  4/1/2026 338,166
Organon & Company/Organon
Foreign Debt Co-Issuer BV
167,000 4.125%,  4/30/2028
h
148,218
Owens & Minor, Inc.
120,000 6.625%,  4/1/2030
f,h
108,871

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.9%) Value
Consumer Non-Cyclical (0.3%) - continued
PepsiCo, Inc.
$ 215,000 4.200%,  7/18/2052 $ 200,222
Performance Food Group, Inc.
105,000 4.250%,  8/1/2029
h
93,483
Perrigo Finance Unlimited
Company
270,000 4.375%,  3/15/2026 256,680
Pfizer Investment Enterprises Pte,
Ltd.
504,000 5.300%,  5/19/2053 523,999
168,000 4.750%,  5/19/2033 167,367
Philip Morris International, Inc.
337,000 4.875%,  2/13/2026 334,615
211,000 5.125%,  11/17/2027 211,646
211,000 5.625%,  11/17/2029 214,995
336,000 5.375%,  2/15/2033 335,260
Post Holdings, Inc.
68,000 5.625%,  1/15/2028
h
65,338
65,000 5.500%,  12/15/2029
h
59,980
140,000 4.500%,  9/15/2031
h
119,565
Primo Water Holdings, Inc.
144,000 4.375%,  4/30/2029
h
123,386
Reynolds American, Inc.
512,000 5.700%,  8/15/2035 481,196
Roche Holdings, Inc.
336,000 4.000%,  11/28/2044
h
293,561
Scotts Miracle-Gro Company
108,000 4.500%,  10/15/2029
f
92,801
SEG Holding, LLC
250,000 5.625%,  10/15/2028
h
236,347
Simmons Foods, Inc.
227,000 4.625%,  3/1/2029
h
181,876
Spectrum Brands, Inc.
100,000 5.000%,  10/1/2029
h
89,258
120,000 5.500%,  7/15/2030
h
109,500
Syneos Health, Inc.
180,000 3.625%,  1/15/2029
h
175,964
Sysco Corporation
375,000 6.600%,  4/1/2040 406,514
Takeda Pharmaceutical Company,
Ltd.
335,000 3.175%,  7/9/2050 235,955
Teleflex, Inc.
155,000 4.250%,  6/1/2028
h
141,630
Tenet Healthcare Corporation
440,000 5.125%,  11/1/2027 420,058
110,000 6.125%,  10/1/2028 105,897
144,000 6.750%,  5/15/2031
h
144,351
Teva Pharmaceutical Finance
Netherlands III BV
352,000 3.150%,  10/1/2026 315,408
TreeHouse Foods, Inc.
190,000 4.000%,  9/1/2028 163,672
United Natural Foods, Inc.
119,000 6.750%,  10/15/2028
h
98,637
Wyeth, LLC
225,000 6.500%,  2/1/2034 251,521
Zoetis, Inc.
468,000 4.700%,  2/1/2043 435,486
Total 23,960,776
Principal
Amount Long-Term Fixed Income (9.9%) Value
Energy (0.3%)
Antero Resources Corporation
$ 64,000 5.375%,  3/1/2030
h
$ 59,248
Archrock Partners, LP/Archrock
Partners Finance Corporation
190,000 6.250%,  4/1/2028
h
178,383
Baytex Energy Corporation
119,000 8.500%,  4/30/2030
h
116,212
BP Capital Markets America, Inc.
627,000 2.939%,  6/4/2051 427,872
152,000 3.543%,  4/6/2027 145,120
Buckeye Partners, LP
155,000 3.950%,  12/1/2026 139,928
Callon Petroleum Company
138,000 8.250%,  7/15/2025 136,965
111,000 7.500%,  6/15/2030
f,h
104,770
Canadian Natural Resources, Ltd.
265,000 2.950%,  7/15/2030 227,538
Cheniere Energy Partners, LP
897,000 4.500%,  10/1/2029 823,227
84,000 3.250%,  1/31/2032 69,103
Cheniere Energy, Inc.
169,000 4.625%,  10/15/2028 157,809
Chesapeake Energy Corporation
91,000 6.750%,  4/15/2029
h
90,293
Chord Energy Corporation
90,000 6.375%,  6/1/2026
h
89,224
Civitas Resources, Inc.
54,000 8.375%,  7/1/2028
h
54,610
54,000 8.750%,  7/1/2031
h
54,745
CNX Resources Corporation
69,000 6.000%,  1/15/2029
h
63,957
Comstock Resources, Inc.
135,000 5.875%,  1/15/2030
h
117,203
Continental Resources, Inc.
394,000 2.268%,  11/15/2026
h
350,743
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
133,000 5.500%,  6/15/2031
h
118,624
Crescent Energy Finance, LLC
60,000 9.250%,  2/15/2028
h
58,214
CrownRock, LP/CrownRock
Finance, Inc.
108,000 5.625%,  10/15/2025
h
106,402
Devon Energy Corporation
634,000 4.500%,  1/15/2030 596,799
DT Midstream, Inc.
160,000 4.125%,  6/15/2029
h
140,412
70,000 4.375%,  6/15/2031
h
60,288
Enbridge, Inc.
317,000 2.500%,  2/14/2025 301,079
Enerflex, Ltd.
97,000 9.000%,  10/15/2027
h
94,378
Energy Transfer, LP
261,000 4.000%,  10/1/2027 244,400
265,000 4.900%,  3/15/2035 242,889
250,000 5.150%,  2/1/2043 212,393
400,000 6.000%,  6/15/2048 379,322
EnLink Midstream Partners, LP
190,000 4.850%,  7/15/2026 183,350

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.9%) Value
Energy (0.3%) - continued
EnLink Midstream, LLC
$ 71,000 6.500%,  9/1/2030
h
$ 70,913
Enterprise Products Operating,
LLC
300,000 3.300%,  2/15/2053 214,067
EQM Midstream Partners, LP
329,000 4.750%,  1/15/2031
h
288,199
EQT Corporation
187,000 6.125%,  2/1/2025 185,949
337,000 3.900%,  10/1/2027 311,563
Exxon Mobil Corporation
525,000 3.452%,  4/15/2051 407,921
Ferrellgas, LP/Ferrellgas Finance
Corporation
120,000 5.375%,  4/1/2026
h
111,611
Genesis Energy LP/Genesis
Energy Finance Corporation
96,000 8.875%,  4/15/2030 93,791
Halliburton Company
300,000 4.850%,  11/15/2035 282,494
225,000 5.000%,  11/15/2045 203,582
Harvest Midstream, LP
277,000 7.500%,  9/1/2028
h
274,629
Hess Midstream Operations, LP
190,000 5.625%,  2/15/2026
h
186,912
83,000 5.500%,  10/15/2030
h
76,775
Hilcorp Energy I, LP/Hilcorp
Finance Company
230,000 5.750%,  2/1/2029
h
208,262
112,000 6.250%,  4/15/2032
h
99,834
Holly Energy Partners, LP/Holly
Energy Finance Corporation
102,000 6.375%,  4/15/2027
h
100,758
Howard Midstream Energy
Partners, LLC
178,000 6.750%,  1/15/2027
h
169,545
ITT Holdings, LLC
150,000 6.500%,  8/1/2029
h
126,372
Laredo Petroleum, Inc.
206,000 7.750%,  7/31/2029
h
169,950
Magellan Midstream Partners, LP
315,000 5.000%,  3/1/2026 311,970
MEG Energy Corporation
156,000 5.875%,  2/1/2029
h
146,705
MPLX, LP
287,000 4.875%,  6/1/2025 281,599
449,000 4.950%,  9/1/2032 428,890
82,000 5.000%,  3/1/2033 78,547
Murphy Oil Corporation
110,000 5.875%,  12/1/2027 106,863
Nabors Industries, Ltd.
205,000 7.250%,  1/15/2026
h
191,372
National Fuel Gas Company
404,000 5.500%,  1/15/2026 398,249
New Fortress Energy, Inc.
80,000 6.750%,  9/15/2025
h
75,043
Noble Finance II, LLC
119,000 8.000%,  4/15/2030
h
120,985
Northern Oil and Gas, Inc.
120,000 8.750%,  6/15/2031
h
117,900
Principal
Amount Long-Term Fixed Income (9.9%) Value
Energy (0.3%) - continued
Northriver Midstream Finance, LP
$ 58,000 5.625%,  2/15/2026
h
$ 54,079
NuStar Logistics, LP
180,000 5.750%,  10/1/2025 175,491
Ovintiv Exploration, Inc.
390,000 5.375%,  1/1/2026 387,353
Ovintiv, Inc.
112,000 5.650%,  5/15/2025 111,111
Phillips 66 Company
251,000 4.950%,  12/1/2027 248,760
Precision Drilling Corporation
135,000 6.875%,  1/15/2029
h
121,975
Range Resources Corporation
97,000 4.750%,  2/15/2030
h
86,936
Rockcliff Energy II, LLC
127,000 5.500%,  10/15/2029
h
117,152
SM Energy Company
119,000 6.625%,  1/15/2027 115,579
105,000 6.500%,  7/15/2028 100,800
Southwestern Energy Company
100,000 5.375%,  3/15/2030 93,320
83,000 4.750%,  2/1/2032 73,151
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
152,000 5.875%,  3/1/2027 146,859
Suncor Energy, Inc.
403,000 7.150%,  2/1/2032 434,240
Sunoco, LP/Sunoco Finance
Corporation
285,000 5.875%,  3/15/2028 274,063
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
198,000 5.500%,  1/15/2028
h
180,969
Targa Resources Corporation
394,000 4.200%,  2/1/2033 348,744
Teine Energy, Ltd.
150,000 6.875%,  4/15/2029
h
136,941
Transocean, Inc.
140,000 11.500%,  1/30/2027
h
145,075
30,000 8.750%,  2/15/2030
h
30,450
USA Compression Partners, LP/
USA Compression Finance
Corporation
161,000 6.875%,  4/1/2026 157,715
Venture Global Calcasieu Pass,
LLC
155,000 3.875%,  8/15/2029
h
135,407
139,000 6.250%,  1/15/2030
h
137,879
95,000 4.125%,  8/15/2031
h
81,697
Venture Global LNG, Inc.
244,000 8.375%,  6/1/2031
h
245,993
Weatherford International, Ltd.
172,000 8.625%,  4/30/2030
h
174,622
Western Midstream Operating, LP
240,000 3.950%,  6/1/2025 230,536
112,000 6.150%,  4/1/2033 112,884
Williams Companies, Inc.
225,000 5.300%,  8/15/2052 207,450

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.9%) Value
Energy (0.3%) - continued
$ 500,000 7.500%,  1/15/2031 $ 548,962
Total 17,402,943
Financials (0.9%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
540,000 3.500%,  1/15/2025 517,000
575,000 3.875%,  1/23/2028 528,640
250,000 3.400%,  10/29/2033 200,800
Air Lease Corporation
690,000 3.000%,  2/1/2030 576,995
Aircastle, Ltd.
300,000 5.250%,  8/11/2025
h
289,906
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
81,000 6.750%,  10/15/2027
h
76,140
Ally Financial, Inc.
285,000 5.750%,  11/20/2025
f
274,472
460,000 8.000%,  11/1/2031 477,536
31,000 6.700%,  2/14/2033 27,428
American Express Company
329,000 2.250%,  3/4/2025 311,598
American Homes 4 Rent, LP
480,000 2.375%,  7/15/2031 381,132
American International Group, Inc.
251,000 3.900%,  4/1/2026 241,169
224,000 5.125%,  3/27/2033 218,746
AmWINS Group, Inc.
140,000 4.875%,  6/30/2029
h
126,418
ANZ Bank New Zealand, Ltd.
225,000 5.548%,  8/11/2032
b,h
221,751
Aon Corporation/Aon Global
Holdings plc
109,000 5.350%,  2/28/2033 109,794
Ares Capital Corporation
173,000 3.250%,  7/15/2025 160,017
425,000 3.875%,  1/15/2026 394,024
250,000 2.150%,  7/15/2026 216,769
Associated Banc-Corp
275,000 4.250%,  1/15/2025 256,926
Australia & New Zealand Banking
Group, Ltd.
450,000 2.950%,  7/22/2030
b,h
412,231
Avolon Holdings Funding, Ltd.
197,000 5.250%,  5/15/2024
h
193,547
125,000 4.250%,  4/15/2026
h
116,452
Banco Santander Mexico SA
250,000 5.375%,  4/17/2025
h
247,329
Banco Santander SA
400,000 4.175%,  3/24/2028
b
374,441
Bank of America Corporation
403,000 5.080%,  1/20/2027
b
396,817
275,000 1.734%,  7/22/2027
b
245,510
350,000 3.824%,  1/20/2028
b
330,941
196,000 5.202%,  4/25/2029
b
193,858
230,000 2.087%,  6/14/2029
b
196,227
500,000 2.496%,  2/13/2031
b
418,616
650,000 1.922%,  10/24/2031
b
514,522
338,000 2.972%,  2/4/2033
b
281,766
676,000 4.571%,  4/27/2033
b
635,605
450,000 3.846%,  3/8/2037
b
384,806
Principal
Amount Long-Term Fixed Income (9.9%) Value
Financials (0.9%) - continued
Bank of Nova Scotia
$ 105,000 4.850%,  2/1/2030 $ 101,296
Barclays plc
475,000 4.972%,  5/16/2029
b
448,887
335,000 5.746%,  8/9/2033
b
323,993
Berkshire Hathaway Finance
Corporation
449,000 2.850%,  10/15/2050 312,449
Blackstone Private Credit Fund
341,000 2.700%,  1/15/2025 318,075
BNP Paribas SA
564,000 3.132%,  1/20/2033
b,h
462,827
BPCE SA
440,000 3.500%,  10/23/2027
h
397,116
Camden Property Trust
450,000 3.150%,  7/1/2029 398,460
Canadian Imperial Bank of
Commerce
336,000 5.001%,  4/28/2028 330,685
Capital One Financial Corporation
500,000 4.200%,  10/29/2025 477,951
300,000 2.636%,  3/3/2026
b
280,132
Centene Corporation
61,000 4.625%,  12/15/2029 56,147
286,000 3.000%,  10/15/2030 238,323
543,000 2.625%,  8/1/2031 432,706
Charles Schwab Corporation
525,000 2.450%,  3/3/2027 470,280
Chubb INA Holdings, Inc.
260,000 4.350%,  11/3/2045 235,305
Citigroup, Inc.
380,000 0.981%,  5/1/2025
b
363,617
535,000 4.400%,  6/10/2025 519,658
152,000 1.281%,  11/3/2025
b
142,389
348,000 3.200%,  10/21/2026 325,743
520,000 3.668%,  7/24/2028
b
486,144
236,000 4.125%,  7/25/2028 222,446
175,000 3.520%,  10/27/2028
b
162,531
478,000 4.910%,  5/24/2033
b
462,539
284,000 6.174%,  5/25/2034
b
286,474
Commerzbank AG
400,000 8.125%,  9/19/2023
h
398,518
Cooperatieve Rabobank UA
447,000 5.564%,  2/28/2029
b,h
441,031
Corebridge Financial, Inc.
225,000 4.400%,  4/5/2052 176,889
169,000 4.350%,  4/5/2042 136,368
Credit Acceptance Corporation
250,000 5.125%,  12/31/2024
h
242,697
Credit Agricole SA
300,000 6.875%,  9/23/2024
b,h,l
289,323
Credit Suisse Group AG
350,000 7.250%,  9/12/2025
b,h,l,m
13,065
Danske Bank AS
200,000 0.976%,  9/10/2025
b,h
186,604
Deutsche Bank AG/New York, NY
500,000 3.729%,  1/14/2032
b
378,098
Discover Bank
475,000 4.682%,  8/9/2028
b
434,296

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.9%) Value
Financials (0.9%) - continued
Drawbridge Special Opportunities
Fund, LP
$ 250,000 3.875%,  2/15/2026
h
$ 223,246
Elevance Health, Inc.
375,000 3.125%,  5/15/2050 261,469
300,000 4.625%,  5/15/2042 269,613
EPR Properties
190,000 4.950%,  4/15/2028 169,737
ERP Operating, LP
90,000 3.375%,  6/1/2025 86,356
First Horizon Bank
115,000 5.750%,  5/1/2030
f
99,869
First Horizon National Corporation
460,000 4.000%,  5/26/2025 429,648
First-Citizens Bank & Trust
Company
360,000 6.125%,  3/9/2028 355,135
Five Corners Funding Trust IV
224,000 5.997%,  2/15/2053
h
227,712
Fortress Transportation and
Infrastructure Investors, LLC
112,000 6.500%,  10/1/2025
h
110,338
60,000 9.750%,  8/1/2027
h
61,966
43,000 5.500%,  5/1/2028
h
39,345
FS KKR Capital Corporation
299,000 4.250%,  2/14/2025
h
281,531
450,000 3.400%,  1/15/2026 409,276
Genworth Mortgage Holdings, Inc.
91,000 6.500%,  8/15/2025
h
89,392
GGAM Finance, Ltd.
119,000 7.750%,  5/15/2026
h
119,446
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
347,000 3.750%,  12/15/2027
h
254,560
Goldman Sachs Group, Inc.
318,000 1.948%,  10/21/2027
b
282,870
120,000 1.992%,  1/27/2032
b
94,467
1,015,000 3.102%,  2/24/2033
b
857,425
440,000 4.750%,  10/21/2045 399,939
Healthpeak OP, LLC
87,000 3.400%,  2/1/2025 83,581
HSBC Holdings plc
475,000 1.162%,  11/22/2024
b
464,902
750,000 3.803%,  3/11/2025
b
735,365
400,000 2.999%,  3/10/2026
b
379,224
425,000 3.900%,  5/25/2026 404,982
300,000 5.402%,  8/11/2033
b
293,300
HUB International, Ltd.
205,000 5.625%,  12/1/2029
h
183,902
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
71,000 4.750%,  9/15/2024 67,838
205,000 6.375%,  12/15/2025 190,569
88,000 5.250%,  5/15/2027 75,891
Intercontinental Exchange, Inc.
200,000 4.950%,  6/15/2052 188,712
Invitation Homes Operating
Partnership, LP
282,000 2.000%,  8/15/2031 216,043
J.P. Morgan Chase & Company
160,000 0.824%,  6/1/2025
b
152,102
Principal
Amount Long-Term Fixed Income (9.9%) Value
Financials (0.9%) - continued
$ 340,000 1.561%,  12/10/2025
b
$ 318,341
375,000 1.040%,  2/4/2027
b
333,956
384,000 1.578%,  4/22/2027
b
344,914
450,000 2.947%,  2/24/2028
b
413,175
675,000 4.203%,  7/23/2029
b
641,564
400,000 2.522%,  4/22/2031
b
338,338
400,000 1.953%,  2/4/2032
b
318,716
450,000 4.586%,  4/26/2033
b
428,982
337,000 4.912%,  7/25/2033
b
329,307
495,000 3.882%,  7/24/2038
b
427,154
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
49,000 5.000%,  8/15/2028
h
40,171
KeyBank NA/Cleveland, OH
188,000 5.000%,  1/26/2033 162,706
KeyCorp
162,000 3.878%,  5/23/2025
b
149,808
Kimco Realty Corporation
360,000 3.300%,  2/1/2025 344,199
Lloyds Banking Group plc
335,000 5.871%,  3/6/2029
b
332,170
LPL Holdings, Inc.
180,000 4.000%,  3/15/2029
h
157,917
Macquarie Airfinance Holdings,
Ltd.
59,000 8.375%,  5/1/2028
h
59,822
Macquarie Group, Ltd.
332,000 1.201%,  10/14/2025
b,h
311,303
Manufacturers & Traders Trust
Company
337,000 4.700%,  1/27/2028 315,127
Marsh & McLennan Companies,
Inc.
83,000 5.450%,  3/15/2053 84,473
Massachusetts Mutual Life
Insurance Company
475,000 3.200%,  12/1/2061
*
306,465
Mitsubishi UFJ Financial Group,
Inc.
385,000 0.962%,  10/11/2025
b
359,217
335,000 5.422%,  2/22/2029
b
333,225
350,000 2.048%,  7/17/2030 283,773
Molina Healthcare, Inc.
123,000 4.375%,  6/15/2028
h
113,388
Morgan Stanley
300,000 2.630%,  2/18/2026
b
284,401
250,000 2.188%,  4/28/2026
b
234,677
540,000 4.350%,  9/8/2026 521,501
463,000 5.050%,  1/28/2027
b
459,142
720,000 3.591%,  7/22/2028
b
664,336
223,000 5.164%,  4/20/2029
b
220,276
620,000 3.622%,  4/1/2031
b
558,676
223,000 5.250%,  4/21/2034
b
220,201
394,000 5.297%,  4/20/2037
b
372,801
360,000 2.802%,  1/25/2052
b
236,217
MPT Operating Partnership, LP/
MPT Finance Corporation
156,000 4.625%,  8/1/2029 117,930
Nasdaq, Inc.
335,000 3.250%,  4/28/2050 226,479
Nationstar Mortgage Holdings,
Inc.
121,000 6.000%,  1/15/2027
h
112,564

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.9%) Value
Financials (0.9%) - continued
NatWest Group plc
$ 250,000 4.445%,  5/8/2030
b
$ 229,788
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
181,000 4.500%,  9/30/2028
h
139,234
New York Life Global Funding
331,000 4.550%,  1/28/2033
h
318,842
Office Properties Income Trust
52,000 2.650%,  6/15/2026 38,322
Omega Healthcare Investors, Inc.
416,000 3.625%,  10/1/2029 340,922
375,000 3.375%,  2/1/2031 297,445
OneMain Finance Corporation
220,000 6.875%,  3/15/2025 217,829
165,000 3.875%,  9/15/2028 134,887
Owl Rock Capital Corporation
115,000 4.250%,  1/15/2026 106,387
Owl Rock Core Income
Corporation
282,000 4.700%,  2/8/2027 255,893
Owl Rock Technology Finance
Corporation
115,000 4.750%,  12/15/2025
h
104,142
Park Intermediate Holdings, LLC
192,000 4.875%,  5/15/2029
h
165,466
Pine Street Trust I
337,000 4.572%,  2/15/2029
h
308,729
PNC Financial Services Group,
Inc.
347,000 5.812%,  6/12/2026
b
344,889
450,000 4.626%,  6/6/2033
b
413,947
PRA Group, Inc.
144,000 7.375%,  9/1/2025
h
136,888
60,000 8.375%,  2/1/2028
h
54,375
Principal Life Global Funding II
375,000 1.250%,  8/16/2026
h
326,868
Prologis, LP
224,000 2.875%,  11/15/2029 196,056
Prudential Financial, Inc.
428,000 5.125%,  3/1/2052
b
386,428
Radian Group, Inc.
145,000 4.875%,  3/15/2027 136,750
Realty Income Corporation
150,000 4.125%,  10/15/2026 143,875
386,000 5.625%,  10/13/2032 390,096
325,000 2.850%,  12/15/2032 264,315
Regency Centers, LP
470,000 4.125%,  3/15/2028 438,958
RHP Hotel Properties, LP/RHP
Finance Corporation
71,000 7.250%,  7/15/2028
h
71,726
RLJ Lodging Trust, LP
61,000 3.750%,  7/1/2026
h
55,967
128,000 4.000%,  9/15/2029
h
107,198
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
190,000 3.625%,  3/1/2029
h
159,689
Royal Bank of Canada
280,000 5.000%,  5/2/2033 273,230
Principal
Amount Long-Term Fixed Income (9.9%) Value
Financials (0.9%) - continued
Santander Holdings USA, Inc.
$ 111,000 6.499%,  3/9/2029
b
$ 109,794
Santander UK Group Holdings plc
460,000 1.673%,  6/14/2027
b
396,307
Service Properties Trust
69,000 4.650%,  3/15/2024 67,856
39,000 4.350%,  10/1/2024 37,527
113,000 7.500%,  9/15/2025 110,966
150,000 5.500%,  12/15/2027 131,882
Simon Property Group, LP
400,000 3.800%,  7/15/2050 295,943
SLM Corporation
60,000 4.200%,  10/29/2025 55,743
Societe Generale SA
354,000 4.750%,  11/24/2025
h
337,181
Spirit Realty, LP
400,000 2.100%,  3/15/2028 335,204
Standard Chartered plc
409,000 1.822%,  11/23/2025
b,h
382,404
Sumitomo Mitsui Financial Group,
Inc.
336,000 3.010%,  10/19/2026 310,556
329,000 5.710%,  1/13/2030 332,940
275,000 1.710%,  1/12/2031 214,144
Synchrony Financial
45,000 4.250%,  8/15/2024 43,386
30,000 7.250%,  2/2/2033 27,017
Synovus Bank
250,000 5.625%,  2/15/2028 225,872
Toronto-Dominion Bank
337,000 5.156%,  1/10/2028 334,759
Truist Financial Corporation
227,000 6.047%,  6/8/2027
b
227,094
160,000 5.125%,  12/15/2027
b,l
122,440
266,000 5.122%,  1/26/2034
b,f
252,068
U.S. Bancorp
224,000 5.727%,  10/21/2026
b
223,871
348,000 5.775%,  6/12/2029
b
347,896
88,000 5.836%,  6/12/2034
b
88,637
UBS Group AG
250,000 2.593%,  9/11/2025
b,h
238,293
550,000 2.193%,  6/5/2026
b,h
504,333
278,000 3.091%,  5/14/2032
b,h
224,881
UDR, Inc.
400,000 2.100%,  8/1/2032 303,656
United Wholesale Mortgage, LLC
38,000 5.500%,  11/15/2025
h
36,157
95,000 5.500%,  4/15/2029
h
81,463
UnitedHealth Group, Inc.
224,000 5.875%,  2/15/2053 248,803
337,000 4.750%,  5/15/2052 319,696
112,000 4.950%,  5/15/2062 107,673
460,000 4.625%,  7/15/2035 449,729
USI, Inc./NY
49,000 6.875%,  5/1/2025
h
48,633
Wells Fargo & Company
199,000 3.000%,  4/22/2026 187,120
350,000 3.000%,  10/23/2026 324,892
338,000 3.526%,  3/24/2028
b
315,472
550,000 2.393%,  6/2/2028
b
490,122
185,000 5.389%,  4/24/2034
b
183,819

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.9%) Value
Financials (0.9%) - continued
$ 310,000 4.900%,  11/17/2045 $ 272,816
Welltower OP, LLC
345,000 2.050%,  1/15/2029 286,806
Willis North America, Inc.
450,000 4.650%,  6/15/2027 437,046
XHR, LP
61,000 6.375%,  8/15/2025
h
59,876
66,000 4.875%,  6/1/2029
h
56,595
Total 58,288,663
Foreign Government (<0.1%)
NBN Company, Ltd.
350,000 2.625%,  5/5/2031
h
293,574
Total 293,574
Mortgage-Backed Securities (2.2%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
4,922,230 2.500%,  5/1/2051 4,192,102
1,956,294 3.500%,  5/1/2052 1,784,340
3,261,927 4.000%,  5/1/2052 3,081,615
4,911,738 3.500%,  6/1/2052 4,482,226
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,844,025 2.500%,  7/1/2030 1,713,574
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
1,000,000 2.000%,  7/1/2038
d
886,094
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
2,094,680 3.000%,  12/1/2036 1,935,336
2,104,914 3.000%,  8/1/2038 1,942,209
3,122,224 3.500%,  5/1/2040 2,929,779
2,927,432 2.500%,  4/1/2042 2,545,468
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
8,249,551 3.000%,  1/1/2052 7,293,403
632,048 2.000%,  2/1/2051 519,420
972,596 2.000%,  2/1/2051 800,109
3,182,281 2.500%,  2/1/2051 2,721,262
3,594,846 2.500%,  2/1/2051 3,066,041
10,862,111 2.000%,  3/1/2051 8,900,256
8,461,465 3.000%,  3/1/2052 7,467,634
6,960,169 2.000%,  4/1/2051 5,710,972
4,900,009 3.000%,  4/1/2051 4,327,610
5,087,190 3.000%,  5/1/2050 4,521,879
1,186,692 2.000%,  5/1/2051 971,984
4,104,369 3.000%,  5/1/2051 3,661,349
3,285,999 3.000%,  6/1/2050 2,936,523
1,400,000 5.000%,  6/1/2053
d
1,380,598
5,567,843 2.500%,  7/1/2051 4,742,141
1,335,677 3.500%,  7/1/2051 1,232,040
1,210,179 2.500%,  8/1/2050 1,041,374
2,128,015 3.500%,  8/1/2050 1,966,238
1,906,566 3.500%,  9/1/2052 1,745,417
5,458,163 4.000%,  10/1/2052 5,133,840
1,200,026 2.000%,  11/1/2051 980,593
4,794,779 2.000%,  12/1/2050 3,943,677
Principal
Amount Long-Term Fixed Income (9.9%) Value
Mortgage-Backed Securities (2.2%) - continued
$ 10,670,465 2.500%,  12/1/2051 $ 9,109,001
6,654,834 4.500%,  12/1/2052 6,444,122
2,950,000 5.000%,  7/1/2041
d
2,890,539
1,000,000 5.500%,  7/1/2042
d
995,156
7,350,000 4.500%,  7/1/2048
d
7,066,336
6,950,000 4.000%,  7/1/2049
d
6,521,869
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
6,295,631 2.500%,  3/1/2062 5,153,351
1,398,985 3.500%,  7/1/2061 1,266,346
2,839,757 4.000%,  12/1/2061 2,665,230
Total 142,669,053
Technology (0.2%)
Advanced Micro Devices, Inc.
225,000 4.393%,  6/1/2052 204,853
Analog Devices, Inc.
525,000 2.950%,  10/1/2051 370,827
Apple, Inc.
395,000 2.650%,  2/8/2051 272,844
735,000 3.750%,  9/12/2047 635,214
AthenaHealth Group, Inc.
169,000 6.500%,  2/15/2030
h
142,237
Black Knight InfoServ, LLC
192,000 3.625%,  9/1/2028
h
172,516
Broadcom, Inc.
206,000 3.469%,  4/15/2034
h
168,984
452,000 3.137%,  11/15/2035
h
346,704
500,000 3.187%,  11/15/2036
h
377,877
250,000 4.926%,  5/15/2037
h
226,251
Cloud Software Group, Inc.
135,000 6.500%,  3/31/2029
h
120,201
48,000 9.000%,  9/30/2029
h
41,925
CommScope Technologies, LLC
284,000 6.000%,  6/15/2025
h
264,708
CommScope, Inc.
120,000 7.125%,  7/1/2028
f,h
85,200
Dell International, LLC/EMC
Corporation
651,000 6.020%,  6/15/2026 661,682
Fiserv, Inc.
386,000 2.250%,  6/1/2027 346,636
480,000 2.650%,  6/1/2030 409,058
195,000 5.600%,  3/2/2033 198,474
Gartner, Inc.
140,000 3.625%,  6/15/2029
h
123,245
235,000 3.750%,  10/1/2030
h
204,666
Global Payments, Inc.
337,000 5.300%,  8/15/2029 328,324
Intel Corporation
225,000 4.875%,  2/10/2026 224,347
225,000 4.875%,  2/10/2028 224,150
Iron Mountain, Inc.
296,000 4.875%,  9/15/2029
h
264,960
190,000 5.250%,  7/15/2030
h
171,200
182,000 4.500%,  2/15/2031
h
156,380
KLA Corporation
338,000 3.300%,  3/1/2050 253,480
Mastercard, Inc.
265,000 3.950%,  2/26/2048 234,831

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.9%) Value
Technology (0.2%) - continued
Microchip Technology, Inc.
$ 230,000 0.983%,  9/1/2024 $ 217,251
Microsoft Corporation
145,000 3.041%,  3/17/2062 105,733
335,000 3.700%,  8/8/2046 293,001
MSCI, Inc.
200,000 4.000%,  11/15/2029
h
181,004
NCR Corporation
182,000 5.125%,  4/15/2029
h
161,117
181,000 6.125%,  9/1/2029
f,h
181,151
NXP BV/NXP Funding, LLC
150,000 5.550%,  12/1/2028 150,930
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
106,000 4.300%,  6/18/2029 99,897
250,000 3.250%,  5/11/2041 181,957
Open Text Corporation
102,000 3.875%,  12/1/2029
h
85,258
220,000 4.125%,  2/15/2030
h
186,297
Oracle Corporation
224,000 6.900%,  11/9/2052 251,410
561,000 6.150%,  11/9/2029 584,319
450,000 3.850%,  7/15/2036 375,565
624,000 4.000%,  7/15/2046 479,614
PTC, Inc.
130,000 3.625%,  2/15/2025
h
125,533
80,000 4.000%,  2/15/2028
h
73,649
Rackspace Technology Global,
Inc.
180,000 5.375%,  12/1/2028
h
55,879
Roper Technologies, Inc.
400,000 1.750%,  2/15/2031 317,301
Seagate HDD Cayman
71,000 8.500%,  7/15/2031
h
74,457
181,560 9.625%,  12/1/2032
h
200,340
Sensata Technologies, Inc.
139,000 3.750%,  2/15/2031
h
118,913
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
60,000 4.625%,  11/1/2026
h
56,266
SS&C Technologies, Inc.
380,000 5.500%,  9/30/2027
h
363,785
Texas Instruments, Inc.
224,000 5.050%,  5/18/2063 224,444
Viavi Solutions, Inc.
128,000 3.750%,  10/1/2029
h
108,762
Visa, Inc.
451,000 2.000%,  8/15/2050 276,764
466,000 2.700%,  4/15/2040 357,975
VMware, Inc.
206,000 4.650%,  5/15/2027 200,149
300,000 2.200%,  8/15/2031 235,740
Total 13,556,235
Transportation (0.1%)
Allegiant Travel Company
109,000 7.250%,  8/15/2027
h
108,598
American Airlines Group, Inc.
42,000 3.750%,  3/1/2025
h
39,848
Principal
Amount Long-Term Fixed Income (9.9%) Value
Transportation (0.1%) - continued
American Airlines, Inc.
$ 260,000 11.750%,  7/15/2025
h
$ 285,097
87,000 7.250%,  2/15/2028
h
86,482
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
397,000 5.500%,  4/20/2026
h
393,304
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
150,000 5.375%,  3/1/2029
f,h
139,134
Burlington Northern Santa Fe, LLC
309,000 2.875%,  6/15/2052 211,243
355,000 5.750%,  5/1/2040 375,462
240,000 4.450%,  3/15/2043 218,033
Canadian Pacific Railway
Company
225,000 4.700%,  5/1/2048 204,303
CSX Corporation
360,000 3.800%,  4/15/2050 287,103
Delta Air Lines, Inc.
72,000 7.000%,  5/1/2025
h
73,533
30,000 7.375%,  1/15/2026 31,275
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
456,000 4.750%,  10/20/2028
h
442,634
ERAC USA Finance, LLC
224,000 5.400%,  5/1/2053
h
223,642
Hawaiian Brand Intellectual
Property, Ltd.
116,000 5.750%,  1/20/2026
h
109,798
Hertz Corporation
137,000 4.625%,  12/1/2026
h
123,643
165,000 5.000%,  12/1/2029
h
136,395
Mileage Plus Holdings, LLC
451,200 6.500%,  6/20/2027
h
452,326
Norfolk Southern Corporation
784,000 4.450%,  3/1/2033 750,169
Penske Truck Leasing Company,
LP/PTL Finance Corporation
339,000 5.750%,  5/24/2026
h
335,757
Rand Parent, LLC
125,000 8.500%,  2/15/2030
h
113,169
Ryder System, Inc.
226,000 2.850%,  3/1/2027 206,466
Southwest Airlines Company
350,000 2.625%,  2/10/2030 297,483
Union Pacific Corporation
449,000 2.973%,  9/16/2062 292,352
United Airlines, Inc.
134,000 4.375%,  4/15/2026
h
127,314
112,000 4.625%,  4/15/2029
h
102,051
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
158,000 6.375%,  2/1/2030
h
127,227
XPO Escrow Sub, LLC
146,000 7.500%,  11/15/2027
h
149,187
Total 6,443,028
U.S. Government & Agencies (3.4%)
U.S. Treasury Bonds
1,500,000 2.875%,  5/15/2052 1,243,066
574,000 3.625%,  5/15/2053 551,668

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.9%) Value
U.S. Government & Agencies (3.4%) -
continued
$ 880,000 1.625%,  11/15/2050 $ 546,494
20,005,000 2.250%,  11/15/2027 18,425,699
10,550,000 3.875%,  12/31/2027 10,402,053
18,050,000 2.875%,  5/15/2028 17,031,162
5,830,000 5.250%,  11/15/2028 6,129,471
7,700,000 1.625%,  8/15/2029 6,714,340
900,000 1.500%,  2/15/2030 770,836
500,000 0.875%,  11/15/2030 404,609
160,000 1.375%,  11/15/2031 131,931
6,800,000 2.875%,  5/15/2032 6,304,875
8,800,000 4.125%,  11/15/2032 8,992,500
1,400,000 3.500%,  2/15/2033 1,363,688
2,050,000 4.375%,  5/15/2040 2,166,033
7,430,000 1.375%,  11/15/2040 4,971,134
11,465,000 3.000%,  5/15/2042 9,854,526
2,500,000 3.250%,  5/15/2042 2,230,859
277,000 3.875%,  2/15/2043 270,075
25,124,000 2.500%,  5/15/2046 19,318,982
16,725,000 2.875%,  5/15/2049 13,823,605
U.S. Treasury Notes
9,600,000 3.875%,  3/31/2025 9,411,375
43,700,000 2.875%,  5/31/2025 42,061,250
12,650,000 2.625%,  1/31/2026 12,038,748
2,500,000 0.500%,  2/28/2026 2,245,703
25,060,000 2.500%,  2/28/2026 23,753,160
300,000 0.750%,  1/31/2028 257,344
3,200,000 3.625%,  3/31/2028 3,125,500
Total 224,540,686
Utilities (0.2%)
AES Corporation
450,000 3.950%,  7/15/2030
h
403,433
Ameren Illinois Company
253,000 4.500%,  3/15/2049 229,940
American Electric Power
Company, Inc.
195,000 5.625%,  3/1/2033 198,249
Appalachian Power Company
238,000 3.300%,  6/1/2027 222,149
Berkshire Hathaway Energy
Company
375,000 4.500%,  2/1/2045 320,644
Calpine Corporation
135,000 4.500%,  2/15/2028
h
122,220
CenterPoint Energy Resources
Corporation
350,000 1.750%,  10/1/2030 280,619
CenterPoint Energy, Inc.
126,000 4.250%,  11/1/2028 117,856
Commonwealth Edison Company
355,000 3.700%,  3/1/2045 281,605
Consolidated Edison Company of
New York, Inc.
168,000 4.500%,  12/1/2045 146,130
450,000 4.125%,  5/15/2049 368,783
Consumers Energy Company
367,000 4.350%,  4/15/2049 322,339
DTE Electric Company
265,000 3.700%,  3/15/2045 210,507
360,000 3.700%,  6/1/2046 281,368
Principal
Amount Long-Term Fixed Income (9.9%) Value
Utilities (0.2%) - continued
Duke Energy Carolinas, LLC
$ 340,000 3.700%,  12/1/2047 $ 266,460
Duke Energy Florida, LLC
320,000 3.200%,  1/15/2027 303,154
Duke Energy Indiana, LLC
450,000 3.750%,  5/15/2046 349,054
Edison International
318,000 5.750%,  6/15/2027 318,015
Eversource Energy
281,000 4.750%,  5/15/2026 275,403
Exelon Corporation
275,000 4.700%,  4/15/2050 243,031
336,000 4.450%,  4/15/2046 285,333
FirstEnergy Corporation
281,000 5.350%,  7/15/2047 252,064
Georgia Power Company
190,000 4.950%,  5/17/2033 187,548
ITC Holdings Corporation
224,000 5.300%,  7/1/2043 210,310
Jersey Central Power & Light
Company
200,000 2.750%,  3/1/2032
h
164,963
National Rural Utilities Cooperative
Finance Corporation
138,000 3.700%,  3/15/2029 127,388
NextEra Energy Capital Holdings,
Inc.
282,000 6.051%,  3/1/2025 283,060
NextEra Energy Operating
Partners, LP
250,000 3.875%,  10/15/2026
h
232,332
NiSource Finance Corporation
415,000 5.650%,  2/1/2045 414,625
NRG Energy, Inc.
50,000 3.375%,  2/15/2029
h
40,894
337,000 4.450%,  6/15/2029
h
297,857
80,000 5.250%,  6/15/2029
h
71,538
Pacific Gas and Electric Company
250,000 3.300%,  12/1/2027 219,172
199,000 4.550%,  7/1/2030 180,100
PacifiCorp
227,000 5.500%,  5/15/2054 212,972
PG&E Corporation
160,000 5.000%,  7/1/2028 146,817
PPL Electric Utilities Corporation
204,000 3.950%,  6/1/2047 170,816
Public Service Company of
Colorado
337,000 4.500%,  6/1/2052 293,807
San Diego Gas & Electric
Company
500,000 4.150%,  5/15/2048 416,985
Southern California Edison
Company
346,000 4.000%,  4/1/2047 274,714
Southern Company
450,000 5.113%,  8/1/2027 445,800
Southern Company Gas Capital
Corporation
140,000 4.400%,  5/30/2047 116,232

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.9%) Value
Utilities (0.2%) - continued
Southwestern Electric Power
Company
$ 180,000 3.900%,  4/1/2045 $ 137,398
Talen Energy Supply, LLC
116,000 8.625%,  6/1/2030
h
120,060
TerraForm Power Operating, LLC
235,000 5.000%,  1/31/2028
h
216,355
Virginia Electric and Power
Company
425,000 4.600%,  12/1/2048 378,492
Vistra Operations Company, LLC
315,000 5.125%,  5/13/2025
h
307,111
278,000 5.000%,  7/31/2027
h
260,213
Xcel Energy, Inc.
253,000 4.600%,  6/1/2032 238,909
Total 11,964,824
Total Long-Term Fixed Income
(cost $707,002,029) 650,199,398
Shares
Collateral Held for Securities
Loaned ( 0.1% ) Value
8,455,314 Thrivent Cash Management Trust 8,455,314
Total Collateral Held for
Securities Loaned
(cost $8,455,314) 8,455,314
Shares or
Principal
Amount Short-Term Investments ( 11.6% ) Value
Federal Home Loan Bank Discount
Notes
500,000 4.800%, 7/12/2023
n,o
499,396
4,800,000 4.800%, 7/19/2023
n,o
4,789,704
5,700,000 4.970%, 7/26/2023
n,o
5,682,433
500,000 5.250%, 8/9/2023
n,o
497,499
1,100,000 5.150%, 8/15/2023
n,o
1,093,608
4,100,000 5.091%, 8/16/2023
n,o
4,075,624
900,000 4.870%, 8/18/2023
n,o
894,407
3,300,000 5.070%, 9/6/2023
n,o
3,270,720
2,100,000 5.090%, 9/13/2023
n,o
2,079,370
2,200,000 5.120%, 9/19/2023
n,o
2,176,596
Federal National Mortgage
Association Discount Notes
28,000,000 4.860%, 9/18/2023
n,o
27,705,935
Thrivent Core Short-Term Reserve
Fund
70,778,634 5.460% 707,786,340
Total Short-Term Investments
(cost $760,466,220) 760,551,632
Total Investments (cost
$5,792,428,765) 100.3% $6,594,113,754
Other Assets and Liabilities, Net
(0.3%) (17,002,489)
Total Net Assets 100.0% $6,577,111,265
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
June 30, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f All or a portion of the security is on loan.
g Non-income producing security.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2023, the value of these investments was $114,137,712 or 1.7% of
total net assets.
i Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 30, 2023.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k All or a portion of the security is insured or guaranteed.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m Defaulted security.  Interest is not being accrued.
n The interest rate shown reflects the yield.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Aggressive Allocation Portfolio as of June
30, 2023 was $306,465 or 0.00% of total net assets. The
following table indicates the acquisition date and cost of
restricted securities shown in the schedule as of June 30,
2023.
Security
Acquisition
Date Cost
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 $ 471,281

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Portfolio as of June 30, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 2,867,459
Common Stock 5,416,456
Total lending $8,283,915
Gross amount payable upon return of
collateral for securities loaned $8,455,314
Net amounts due to counterparty $171,399
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 6M - ICE Libor USD Rate 6 Month
PRIME - Federal Reserve Prime Loan Rate
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 1,002,222,233
Gross unrealized depreciation (196,924,234)
Net unrealized appreciation (depreciation) $ 805,297,999
Cost for federal income tax purposes $ 5,804,291,332

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2023, in valuing Moderately Aggressive Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 1,541,340 – 1,541,340 –
Capital Goods 4,246,634 – 4,246,634 –
Communications Services 5,880,610 – 5,880,610 –
Consumer Cyclical 7,253,421 – 7,253,421 –
Consumer Non-Cyclical 5,537,246 – 5,537,246 –
Energy 995,397 – 995,397 –
Financials 3,079,992 – 3,079,992 –
Technology 8,594,619 – 8,377,861 216,758
Transportation 2,349,678 – 2,349,678 –
Utilities 327,104 – 327,104 –
Registered Investment Companies
U.S. Affiliated 2,687,349,193 2,580,704,383 106,644,810 –
U.S. Unaffiliated 34,889,902 34,889,902 – –
Common Stock
Communications Services 126,120,720 126,071,994 48,726 –
Consumer Discretionary 220,405,156 220,405,156 – –
Consumer Staples 82,694,495 82,694,495 – –
Energy 62,701,797 62,701,797 – –
Financials 240,187,787 240,187,787 – –
Health Care 266,361,442 266,361,442 – –
Industrials 225,590,247 222,209,040 3,381,207 –
Information Technology 475,895,452 474,620,517 1,274,935 –
Materials 57,284,551 56,471,141 813,410 –
Real Estate 67,231,608 67,231,608 – –
Utilities 31,757,538 31,757,538 – –
Long-Term Fixed Income
Asset-Backed Securities 27,960,777 – 27,960,777 –
Basic Materials 4,961,229 – 4,961,229 –
Capital Goods 13,558,193 – 13,558,193 –
Collateralized Mortgage Obligations 32,356,859 – 32,356,859 –
Commercial Mortgage-Backed Securities 31,281,165 – 30,456,259 824,906
Communications Services 20,159,261 – 20,159,261 –
Consumer Cyclical 20,802,132 – 20,802,132 –
Consumer Non-Cyclical 23,960,776 – 23,960,776 –
Energy 17,402,943 – 17,402,943 –
Financials 58,288,663 – 58,288,663 –
Foreign Government 293,574 – 293,574 –
Mortgage-Backed Securities 142,669,053 – 142,669,053 –
Technology 13,556,235 – 13,556,235 –
Transportation 6,443,028 – 6,443,028 –
U.S. Government & Agencies 224,540,686 – 224,540,686 –
Utilities 11,964,824 – 11,964,824 –
Short-Term Investments 52,765,292 – 52,765,292 –
Subtotal Investments in Securities $5,321,240,619 $4,466,306,800 $853,892,155 $1,041,664
Other Investments  * Total
Affiliated Short-Term Investments 707,786,340
U.S. Affiliated Registered Investment Cos. 556,631,481
Collateral Held for Securities Loaned 8,455,314
Subtotal Other Investments $1,272,873,135
Total Investments at Value $6,594,113,754
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of June 30, 2023, in valuing Moderately Aggressive Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 33,695,283 33,695,283 – –
Total Asset Derivatives $33,695,283 $33,695,283 $– $–
Liability Derivatives
Futures Contracts 18,219,706 18,219,706 – –
Total Liability Derivatives $18,219,706 $18,219,706 $– $–
The following table presents Moderately Aggressive Allocation Portfolio's futures contracts held as of June 30, 2023. Investments and/or cash totaling $51,568,990 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 295 September 2023 $ 33,750,661 ( $ 632,300)
CBOT 2-Yr. U.S. Treasury Note 470 September 2023 96,942,570 (1,371,007)
CBOT 5-Yr. U.S. Treasury Note 516 September 2023 56,394,507 (1,134,132)
CBOT U.S. Long Bond 226 September 2023 28,739,719 (58,907)
CME E-mini S&P 500 Index 4,548 September 2023 987,450,258 33,177,792
CME Ultra Long Term U.S. Treasury Bond 238 September 2023 32,121,399 298,664
ICE mini MSCI EAFE Index 247 September 2023 26,401,598 218,827
ICE US mini MSCI Emerging Markets Index 318 September 2023 16,035,951 (169,341)
Ultra 10-Yr. U.S. Treasury Note 198 September 2023 23,738,893 (288,268)
Total Futures Long Contracts $ 1,301,575,556 $ 30,041,328
CME E-mini Russell 2000 Index (1,709) September 2023 ( $ 162,485,285) ( $ 185,880)
CME E-mini S&P Mid-Cap 400 Index (1,899) September 2023 (490,088,631) (12,025,959)
CME Euro Foreign Exchange Currency (465) September 2023 (62,963,857) (700,456)
Eurex Euro STOXX 50 Index (1,344) September 2023 (63,374,545) (1,653,456)
Total Futures Short Contracts ( $ 778,912,318) ($14,565,751)
Total Futures Contracts $ 522,663,238 $15,475,577

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2023, for Moderately Aggressive
Allocation Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 33,396,619
Total Equity Contracts 33,396,619
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 298,664
Total Interest Rate Contracts 298,664
Total Asset Derivatives $33,695,283
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 700,456
Total Foreign Exchange Contracts 700,456
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 14,034,636
Total Equity Contracts 14,034,636
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 3,484,614
Total Interest Rate Contracts 3,484,614
Total Liability Derivatives $18,219,706
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2023, for
Moderately Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 51,011,180
Total Equity Contracts
51,011,180
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts 1,275,656
Total Foreign Exchange Contracts 1,275,656
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 62,078
Futures Net realized gains/(losses) on Futures contracts 262,742
Total Interest Rate Contracts
324,820
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 3,202,922
Total Credit Contracts
3,202,922
Total $55,814,578

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2023, for Moderately Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (700,456)
Total Foreign Exchange Contracts (700,456)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 33,205,116
Total Equity Contracts 33,205,116
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts (35,249)
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (3,282,095)
Total Interest Rate Contracts (3,317,344)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (3,369,431)
Total Credit Contracts (3,369,431)
Total $25,817,885
The following table presents Moderately Aggressive Allocation Portfolio's average volume of derivative activity during the period ended June 30,
2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $868,138,078
Futures - Short (652,279,616)
Interest Rate Contracts
Futures - Long 276,845,245
Futures - Short (23,295,037)
Options Written (3,510,556)
Foreign Exchange Contracts
Futures - Short (25,214,850)
Credit Contracts
Credit Default Swaps - Buy Protection (43,173)
Credit Default Swaps - Sell Protection 574,216

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive
Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
6/30/2023
Shares Held at
6/30/2023
% of Net
Assets
6/30/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $54,641 $1,639 $– $56,937 7,423 0.9%
Core Emerging Markets Equity 105,560 – – 111,670 13,000 1.7
Core International Equity 35,837 22,001 – 62,982 6,414 1.0
Core Low Volatility Equity 238,778 – 25,000 224,149 19,340 3.4
Core Mid Cap Value – 99,990 – 106,645 10,622 1.6
Core Small Cap Value 100,236 – – 100,894 10,967 1.5
Global Stock 460,750 6,335 – 522,632 40,949 8.0
High Yield 33,656 1,024 – 35,296 8,761 0.6
Income 108,358 2,241 – 112,581 13,085 1.7
International Allocation 498,134 11,885 87,000 462,243 51,895 7.0
International Index 40,419 912 – 45,201 3,580 0.7
Large Cap Value 644,212 44,937 – 676,942 33,084 10.3
Limited Maturity Bond 66,028 1,013 – 67,467 7,184 1.0
Mid Cap Stock 451,103 25,424 – 495,767 26,196 7.5
Small Cap Stock 154,297 21,665 – 162,575 9,778 2.5
Total U.S. Affiliated Registered Investment
Companies 2,992,009 3,243,981 49.4
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% 611,575 705,730 609,519 707,786 70,779 10.8
Total Affiliated Short-Term Investments 611,575 707,786 10.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 7,379 249,162 248,086 8,455 8,455 0.1
Total Collateral Held for Securities Loaned 7,379 8,455 0.1
Total Value $3,610,963 $3,960,222

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 6/30/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $657 $ – $1,639
Core Emerging Markets Equity – 6,110 – –
Core International Equity – 5,144 – –
Core Low Volatility Equity (2,462) 12,833 – –
Core Mid Cap Value Fund – 6,655 – –
Core Small Cap Value Fund – 658 – –
Global Stock – 55,547 – 6,334
High Yield – 616 – 1,023
Income – 1,982 – 2,239
International Allocation (33,656) 72,880 – 11,886
International Index – 3,870 – 912
Large Cap Value – (12,207) 33,442 11,496
Limited Maturity Bond – 426 – 1,013
Mid Cap Stock – 19,240 23,417 2,009
Small Cap Stock – (13,387) 20,683 982
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% – – – 15,372
Total Income/Non Income Cash from Affiliated
Investments $54,905
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 58
Total Affiliated Income from Securities Loaned, Net $58
Total Value ($36,118) $161,024 $ 77,542

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 2.3% )
a
Value
Basic Materials (0.1%)
Asplundh Tree Expert, LLC, Term
Loan
$ 648,003
6.934%,  (LIBOR 1M +
1.750%), 9/4/2027
b
$ 645,981
Grinding Media, Inc., Term Loan
371,663
9.199%,  (LIBOR 1M +
4.000%), 10/12/2028
b
360,747
Hyperion Materials &
Technologies, Inc., Term Loan
329,193
9.583%,  (LIBOR 3M +
4.250%), 8/30/2028
b
325,697
INEOS US Petrochem, LLC, Term
Loan
975,100
7.967%,  (LIBOR 1M +
2.750%), 1/29/2026
b
971,931
Lummus Technology Holdings V,
LLC, Term Loan
339,660
8.717%,  (LIBOR 1M +
3.500%), 6/30/2027
b
336,386
Nouryon USA, LLC, Term Loan
658,955
8.068%,  (LIBOR 3M +
2.750%), 10/1/2025
b
658,131
Spectrum Group Buyer, Inc., Term
Loan
335,980
11.324%,  (TSFR1M +
6.500%), 5/19/2028
b
317,992
Total 3,616,865
Capital Goods (0.2%)
Ali Group North America
Corporation, Term Loan
508,437
7.198%,  (TSFR1M +
2.000%), 7/22/2029
b
508,056
Berry Global, Inc., Term Loan
624,529
6.972%,  (LIBOR 1M +
1.750%), 7/1/2026
b
623,574
Brookfield WEC Holdings, Inc.,
Term Loan
806,794
7.943%,  (LIBOR 1M +
2.750%), 8/1/2025
b
804,551
BW Holding, Inc., Term Loan
350,434
9.414%,  (LIBOR 1M +
4.000%), 12/14/2028
b
319,480
Charter Next Generation, Inc.,
Term Loan
622,659
8.967%,  (LIBOR 1M +
3.750%), 12/1/2027
b
617,211
Clydesdale Acquisition Holdings,
Inc., Term Loan
934,917
9.378%,  (TSFR1M +
4.175%), 4/13/2029
b
918,865
Cornerstone Building Brands, Inc.,
Term Loan
889,848
8.497%,  (LIBOR 1M +
3.250%), 4/12/2028
b
850,365
Emerald Debt Merger Sub, LLC,
Term Loan
694,595
8.264%,  (TSFR1M +
3.000%), 5/31/2030
b
693,942
Foley Products Company, LLC,
Term Loan
329,988
10.142%,  (SOFRRATE +
4.750%), 2/16/2029
b
325,863
Principal
Amount Bank Loans (2.3%)
a
Value
Capital Goods (0.2%) - continued
Ingersoll-Rand Services Company,
Term Loan
$ 541,800
6.953%,  (LIBOR 1M +
1.750%), 2/28/2027
b
$ 540,787
Quikrete Holdings, Inc., Term Loan
287,764
7.842%,  (LIBOR 1M +
2.625%), 1/31/2027
b
286,877
785,063
8.217%,  (LIBOR 1M +
3.000%), 3/18/2029
b
785,282
Smyrna Ready Mix Concrete, LLC,
Term Loan
661,896
9.453%,  (TSFR1M +
4.250%), 4/1/2029
b
661,069
TK Elevator U.S. Newco, Inc., Term
Loan
553,224
8.602%,  (LIBOR 6M +
3.500%), 7/31/2027
b
547,763
TransDigm, Inc., Term Loan
1,431,432
8.492%,  (TSFR1M +
3.250%), 8/24/2028
b,c,d
1,430,058
Vertiv Group Corporation, Term
Loan
541,832
7.943%,  (LIBOR 1M +
2.750%), 3/2/2027
b
539,291
Total 10,453,034
Communications Services (0.3%)
Altice France SA/France, Term
Loan
1,131,047
10.486%,  (TSFR1M +
5.500%), 8/31/2028
b
1,002,865
CCI Buyer, Inc., Term Loan
435,657
9.242%,  (LIBOR 3M +
4.000%), 12/17/2027
b
427,036
Cengage Learning, Inc., Term
Loan
361,044
9.880%,  (LIBOR 3M +
4.750%), 7/14/2026
b
353,281
Charter Communications
Operating, LLC, Term Loan
1,359,407
6.795%,  (LIBOR 1M +
1.750%), 2/1/2027
b
1,350,340
Clear Channel Outdoor Holdings,
Inc., Term Loan
988,101
8.807%,  (LIBOR 3M +
3.500%), 8/23/2026
b
941,868
Connect Finco SARL, Term Loan
329,446
8.700%,  (LIBOR 1M +
3.500%), 12/12/2026
b
328,932
Crown Subsea Communications
Holding, Inc., Term Loan
331,700
10.275%,  (LIBOR 1M +
5.000%), 4/27/2027
b
331,010
462,041
10.525%,  (TSFR1M +
5.000%), 4/27/2027
b
461,754
CSC Holdings, LLC, Term Loan
509,600
7.693%,  (LIBOR 1M +
2.500%), 4/15/2027
b
443,897
DIRECTV Financing, LLC, Term
Loan
1,258,103
10.217%,  (LIBOR 1M +
5.000%), 8/2/2027
b
1,228,575

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (2.3%)
a
Value
Communications Services (0.3%) - continued
Intelsat Jackson Holdings SA,
Term Loan
$ 661,103
9.444%,  (TSFR6M +
4.250%), 2/1/2029
b
$ 657,798
Level 3 Financing, Inc., Term Loan
567,000
6.967%,  (LIBOR 1M +
1.750%), 3/1/2027
b
526,958
Lumen Technologies, Inc., Term
Loan
696,964
7.467%,  (LIBOR 3M +
2.250%), 3/15/2027
b
534,920
MH Sub I, LLC, Term Loan
837,359
9.353%,  (TSFR1M +
4.250%), 5/3/2028
b
802,190
NEP Group, Inc., Term Loan
360,965
8.467%,  (LIBOR 1M +
3.250%), 10/20/2025
b
323,335
Playtika Holding Corporation, Term
Loan
435,657
7.943%,  (LIBOR 1M +
2.750%), 3/11/2028
b
433,536
Radiate Holdco, LLC, Term Loan
709,482
8.467%,  (LIBOR 1M +
3.250%), 9/25/2026
b
590,055
RLG Holdings, LLC, Term Loan
350,432
9.467%,  (LIBOR 1M +
4.250%), 7/8/2028
b
332,385
SBA Senior Finance II, LLC, Term
Loan
1,072,533
6.950%,  (LIBOR 1M +
1.750%), 4/11/2025
b
1,072,050
UPC Financing Partnership, Term
Loan
332,000
8.118%,  (LIBOR 1M +
2.925%), 1/31/2029
b
324,530
Virgin Media Bristol, LLC, Term
Loan
824,000
7.693%,  (LIBOR 1M +
2.500%), 1/31/2028
b
815,966
Zayo Group Holdings, Inc., Term
Loan
696,000
8.217%,  (LIBOR 1M +
3.000%), 3/9/2027
b
544,738
Ziggo Financing Partnership, Term
Loan
556,000
7.693%,  (LIBOR 1M +
2.500%), 4/30/2028
b
546,865
Total 14,374,884
Consumer Cyclical (0.5%)
1011778 B.C., ULC, Term Loan
1,348,519
6.943%,  (LIBOR 1M +
1.750%), 11/19/2026
b
1,337,839
AlixPartners, LLP, Term Loan
382,069
7.698%,  (LIBOR 1M +
2.500%), 2/4/2028
b
380,922
Allied Universal Holdco, LLC, Term
Loan
1,348,705
8.934%,  (LIBOR 1M +
3.750%), 5/14/2028
b
1,308,999
Principal
Amount Bank Loans (2.3%)
a
Value
Consumer Cyclical (0.5%) - continued
Alterra Mountain Company, Term
Loan
$ 424,758
8.693%,  (LIBOR 1M +
3.500%), 8/17/2028
b
$ 423,165
Arches Buyer, Inc., Term Loan
233,801
8.434%,  (LIBOR 1M +
3.250%), 12/6/2027
b
225,253
Belron Luxembourg SARL, Term
Loan
312,000
7.832%,  (TSFR1M +
2.750%), 4/13/2029
b
311,807
Caesars Entertainment, Inc., Term
Loan
833,910
8.453%,  (TSFR1M +
3.250%), 2/6/2030
b
833,151
Carnival Corporation, Term Loan
645,038
8.217%,  (LIBOR 1M +
3.000%), 6/30/2025
b
643,625
427,743
8.467%,  (LIBOR 1M +
3.250%), 10/18/2028
b
423,466
Cinemark USA, Inc., Term Loan
361,438
9.055%,  (TSFR1M +
3.750%), 5/24/2030
b
359,067
Clarios Global, LP, Term Loan
753,623
8.853%,  (TSFR1M +
3.750%), 5/4/2030
b
751,031
Crocs, Inc., Term Loan
332,192
8.863%,  (TSFR1M +
3.500%), 2/19/2029
b
332,684
Delta 2 Lux SARL, Term Loan
803,000
8.103%,  (TSFR1M +
3.000%), 1/15/2030
b
802,598
Ensemble RCM, LLC, Term Loan
303,000
0.000%,  (TSFR1M +
3.850%), 8/1/2026
b,c,d
302,621
Fertitta Entertainment, LLC/NV,
Term Loan
329,497
9.103%,  (TSFR1M +
4.000%), 1/27/2029
b
324,763
First Brands Group, LLC, Term
Loan
433,664
10.252%,  (TSFR6M +
5.000%), 3/30/2027
b
423,638
Go Daddy Operating Company,
LLC, Term Loan
532,325
8.103%,  (TSFR1M +
3.000%), 11/10/2029
b
533,044
Great Outdoors Group, LLC, Term
Loan
754,242
8.943%,  (LIBOR 1M +
3.750%), 3/5/2028
b
747,643
Harbor Freight Tools USA, Inc.,
Term Loan
670,561
7.967%,  (LIBOR 1M +
2.750%), 10/19/2027
b
660,597
Hilton Worldwide Finance, LLC,
Term Loan
813,000
6.939%,  (LIBOR 1M +
1.750%), 6/21/2026
b
811,764
IRB Holding Corporation, Term
Loan
777,065
8.203%,  (TSFR1M +
3.000%), 12/15/2027
b
770,996

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (2.3%)
a
Value
Consumer Cyclical (0.5%) - continued
Petco Health & Wellness
Company, Inc., Term Loan
$ 350,924
8.754%,  (LIBOR 3M +
3.250%), 3/4/2028
b
$ 348,011
PetSmart, LLC, Term Loan
1,064,582
8.953%,  (LIBOR 1M +
3.750%), 2/12/2028
b
1,061,037
Pilot Travel Centers, LLC, Term
Loan
908,384
7.203%,  (TSFR1M +
2.000%), 8/6/2028
b
906,113
Prime Security Services Borrower,
LLC, Term Loan
1,082,693
7.943%,  (LIBOR 1M +
2.750%), 9/23/2026
b
1,081,708
Scientific Games Holdings, LP,
Term Loan
551,830
8.421%,  (TSFR1M +
3.500%), 4/4/2029
b
544,518
Scientific Games International,
Inc., Term Loan
817,804
8.248%,  (TSFR1M +
3.000%), 4/14/2029
b
815,629
Staples, Inc., Term Loan
194,376
9.799%,  (LIBOR 3M +
4.500%), 9/12/2024
b
191,542
532,228
10.299%,  (LIBOR 3M +
5.000%), 4/12/2026
b
453,809
Stars Group Holdings BV, Term
Loan
318,568
7.754%,  (LIBOR 3M +
2.250%), 7/21/2026
b
318,291
Uber Technologies, Inc., Term
Loan
392,714
8.018%,  (TSFR1M +
2.750%), 3/3/2030
b
392,399
UFC Holdings, LLC, Term Loan
531,805
8.050%,  (LIBOR 3M +
2.750%), 4/29/2026
b
530,842
Total 19,352,572
Consumer Non-Cyclical (0.3%)
AI Aqua Merger Sub, Inc., Term
Loan
796,331
8.896%,  (TSFR1M +
3.750%), 7/30/2028
b
780,803
Alltech, Inc., Term Loan
329,193
9.215%,  (LIBOR 1M +
4.000%), 10/15/2028
b
317,260
Aramark Services, Inc., Term Loan
358,156
7.717%,  (TSFR1M +
2.500%), 6/13/2030
b
357,708
Bausch + Lomb Corporation, Term
Loan
849,564
8.592%,  (TSFR1M +
3.250%), 5/10/2027
b
823,015
Chobani, LLC, Term Loan
339,780
8.717%,  (LIBOR 1M +
3.500%), 10/23/2027
b
337,513
DaVita, Inc., Term Loan
272,470
6.967%,  (LIBOR 1M +
1.750%), 8/12/2026
b
268,214
Principal
Amount Bank Loans (2.3%)
a
Value
Consumer Non-Cyclical (0.3%) - continued
Elanco Animal Health, Inc., Term
Loan
$ 429,860
7.010%,  (LIBOR 1M +
1.750%), 8/1/2027
b
$ 421,667
Froneri U.S., Inc., Term Loan
828,593
7.453%,  (LIBOR 3M +
2.250%), 1/31/2027
b
823,000
Gainwell Acquisition Corporation,
Term Loan
1,179,551
9.342%,  (LIBOR 3M +
4.000%), 10/1/2027
b
1,160,383
ICON Luxembourg SARL, Term
Loan
932,132
7.753%,  (LIBOR 3M +
2.250%), 7/1/2028
b
931,601
Jazz Financing Lux SARL, Term
Loan
1,071,898
8.693%,  (LIBOR 1M +
3.500%), 5/5/2028
b
1,070,172
LifePoint Health, Inc., Term Loan
471,000
9.023%,  (LIBOR 3M +
3.750%), 11/16/2025
b
435,284
Medline Borrower, LP, Term Loan
1,965,075
8.467%,  (LIBOR 1M +
3.250%), 10/21/2028
b
1,941,121
Organon & Company, Term Loan
984,223
8.250%,  (LIBOR 1M +
3.000%), 6/2/2028
b
982,688
Packaging Coordinators Midco,
Inc., Term Loan
323,346
9.003%,  (LIBOR 3M +
3.500%), 11/30/2027
b
318,244
Phoenix Newco, Inc., Term Loan
746,272
8.404%,  (LIBOR 1M +
3.250%), 11/15/2028
b,c,d
739,555
PRA Health Sciences, Inc., Term
Loan
232,241
7.754%,  (LIBOR 3M +
2.250%), 7/1/2028
b
232,109
Reynolds Consumer Products,
LLC, Term Loan
647,264
6.953%,  (LIBOR 1M +
1.750%), 2/4/2027
b
646,384
Select Medical Corporation, Term
Loan
546,000
7.703%,  (LIBOR 1M +
2.500%), 3/6/2025
b
544,225
Sotera Health Holdings, LLC, Term
Loan
676,700
8.023%,  (LIBOR 3M +
2.750%), 12/11/2026
b
665,284
Total 13,796,230
Energy (0.1%)
Buckeye Partners, LP, Term Loan
541,832
7.453%,  (LIBOR 1M +
2.250%), 11/1/2026
b
537,487
CQP Holdco, LP, Term Loan
1,082,713
8.693%,  (LIBOR 1M +
3.500%), 6/4/2028
b
1,080,007
GIP II Blue Holding, LP, Term Loan
258,326
9.717%,  (LIBOR 3M +
4.500%), 9/29/2028
b
258,695

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (2.3%)
a
Value
Energy (0.1%) - continued
GIP III Stetson I, LP, Term Loan
$ 298,371
9.453%,  (LIBOR 1M +
4.250%), 7/18/2025
b
$ 297,625
Oryx Midstream Services Permian
Basin, LLC, Term Loan
249,710
8.539%,  (LIBOR 3M +
3.250%), 10/5/2028
b
248,930
Total 2,422,744
Financials (0.2%)
Acrisure, LLC, Term Loan
510,046
8.693%,  (LIBOR 1M +
3.500%), 2/15/2027
b
494,199
Alliant Holdings Intermediate, LLC,
Term Loan
212,374
8.647%,  (TSFR1M +
3.500%), 11/6/2027
b
210,871
AmWINS Group, Inc., Term Loan
817,714
7.443%,  (LIBOR 1M +
2.250%), 2/19/2028
b
809,438
Asurion, LLC, Term Loan
646,700
8.788%,  (LIBOR 3M +
3.250%), 12/23/2026
b
621,802
434,988
8.788%,  (LIBOR 3M +
3.250%), 7/31/2027
b
410,824
Edelman Financial Engines Center,
LLC, Term Loan
223,291
8.943%,  (LIBOR 1M +
3.750%), 4/7/2028
b
217,347
First Eagle Holdings, Inc., Term
Loan
223,218
8.038%,  (LIBOR 3M +
2.500%), 2/2/2027
b
219,312
FleetCor Technologies Operating
Company, LLC, Term  Loan
435,669
6.952%,  (LIBOR 1M +
1.750%), 4/30/2028
b
431,857
Focus Financial Partners, LLC,
Term Loan
372,125
8.353%,  (TSFR1M +
3.250%), 6/30/2028
b
368,817
Howden Group Holdings, Ltd.,
Term Loan
223,282
8.500%,  (LIBOR 1M +
3.250%), 11/12/2027
b
221,670
HUB International, Ltd., Term Loan
959,500
9.326%,  (TSFR1M +
4.250%), 6/20/2030
b,c,d
961,237
Hudson River Trading, LLC, Term
Loan
233,211
8.217%,  (TSFR1M +
3.000%), 3/18/2028
b
226,448
Jane Street Group, LLC, Term
Loan
435,649
7.967%,  (LIBOR 1M +
2.750%), 1/26/2028
b
434,250
Sedgwick Claims Management
Services, Inc., Term Loan
363,090
8.853%,  (TSFR1M +
3.750%), 2/24/2028
b
360,538
Trans Union, LLC, Term Loan
699,634
7.467%,  (LIBOR 1M +
2.250%), 12/1/2028
b
697,374
Principal
Amount Bank Loans (2.3%)
a
Value
Financials (0.2%) - continued
USI, Inc./NY, Term Loan
$ 806,903
8.992%,  (TSFR1M +
3.750%), 11/22/2029
b
$ 804,885
VFH Parent, LLC, Term Loan
328,680
8.189%,  (TSFR1M +
3.000%), 1/13/2029
b
326,935
Total 7,817,804
Technology (0.5%)
Amentum Government Services
Holdings, LLC, Term  Loan
541,895
9.147%,  (TSFR1M +
4.000%), 2/15/2029
b,e
528,347
AthenaHealth Group, Inc., Delayed
Draw
128,903
0.000%,  (TSFR1M +
3.500%), 2/15/2029
b,c,d
123,908
AthenaHealth Group, Inc., Term
Loan
1,046,648
8.589%,  (PRIME + 3.500%),
2/15/2029
b
1,006,090
Boxer Parent Company, Inc., Term
Loan
827,688
8.948%,  (LIBOR 1M +
3.750%), 10/2/2025
b
820,205
Central Parent, Inc., Term Loan
969,130
9.492%,  (TSFR3M +
4.250%), 7/6/2029
b
965,777
Cloud Software Group, Inc., Term
Loan
587,528
9.842%,  (TSFR3M +
4.500%), 3/30/2029
b
548,604
Coherent Corporation, Term Loan
500,492
7.967%,  (LIBOR 3M +
2.750%), 7/1/2029
b
498,615
CommScope, Inc., Term Loan
328,746
8.467%,  (LIBOR 1M +
3.250%), 4/4/2026
b
314,281
CoreLogic, Inc., Term Loan
427,823
8.750%,  (LIBOR 1M +
3.500%), 6/2/2028
b
385,682
Cornerstone OnDemand, Inc.,
Term Loan
594,485
9.254%,  (LIBOR 1M +
3.750%), 10/15/2028
b
553,246
Dcert Buyer, Inc., Term Loan
657,900
9.264%,  (LIBOR 6M +
4.000%), 10/16/2026
b
651,117
Dun & Bradstreet Corporation,
Term Loan
647,876
8.434%,  (LIBOR 1M +
3.250%), 2/8/2026
b
648,038
Entegris, Inc., Term Loan
475,275
7.952%,  (TSFR1M +
2.750%), 7/6/2029
b
475,575
Gen Digital, Inc., Term Loan
625,939
7.202%,  (TSFR1M +
2.000%), 9/12/2029
b
622,421
Genesys Cloud Services Holdings
II, LLC, Term Loan
543,221
9.201%,  (LIBOR 1M +
4.000%), 12/1/2027
b
541,282

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (2.3%)
a
Value
Technology (0.5%) - continued
Hyland Software, Inc., Term Loan
$ 541,734
8.693%,  (LIBOR 1M +
3.500%), 7/1/2024
b
$ 536,859
Informatica, LLC, Term Loan
541,884
8.000%,  (LIBOR 1M +
2.750%), 10/29/2028
b
540,020
Ingram Micro, Inc., Term Loan
403,625
9.038%,  (LIBOR 3M +
3.500%), 7/2/2028
b
401,861
Magenta Buyer, LLC, Term Loan
586,025
10.030%,  (LIBOR 3M +
4.750%), 7/27/2028
b
439,273
McAfee Corporation, Term Loan
1,115,549
9.010%,  (TSFR1M +
3.750%), 3/1/2029
b
1,064,881
Mitchell International, Inc., Term
Loan
679,837
8.943%,  (LIBOR 1M +
3.750%), 10/15/2028
b
663,181
MKS Instruments, Inc., Term Loan
976,620
7.939%,  (TSFR1M +
2.750%), 8/17/2029
b
976,620
Open Text Corporation, Term Loan
839,780
8.703%,  (TSFR1M +
3.500%), 1/31/2030
b
843,282
Peraton Corporation, Term Loan
1,687,674
8.953%,  (LIBOR 1M +
3.750%), 2/1/2028
b
1,654,831
Polaris Newco, LLC, Term Loan
976,545
9.538%,  (LIBOR 3M +
4.000%), 6/4/2028
b
896,791
Proofpoint, Inc., Term Loan
722,499
8.467%,  (LIBOR 1M +
3.250%), 8/31/2028
b
706,243
RealPage, Inc., Term Loan
551,788
8.198%,  (LIBOR 1M +
3.000%), 4/22/2028
b
539,235
SS&C Technologies, Inc., Term
Loan
46,866
6.967%,  (LIBOR 1M +
1.750%), 4/16/2025
b
46,812
43,982
6.967%,  (LIBOR 1M +
1.750%), 4/16/2025
b
43,931
428,046
6.967%,  (LIBOR 1M +
1.750%), 4/16/2025
b
427,438
Tempo Acquisition, LLC, Term
Loan
530,957
8.102%,  (TSFR1M +
3.000%), 8/31/2028
b
530,957
UKG, Inc., Term Loan
1,157,189
8.271%,  (LIBOR 2M +
3.250%), 5/3/2026
b
1,134,404
Verscend Holding Corporation,
Term Loan
796,805
9.217%,  (LIBOR 1M +
4.000%), 8/27/2025
b
795,642
Total 20,925,449
Principal
Amount Bank Loans (2.3%)
a
Value
Transportation (0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
$ 1,316,100
10.000%,  (LIBOR 3M +
4.750%), 4/20/2028
b
$ 1,342,422
Air Canada, Term Loan
1,030,042
8.839%,  (LIBOR 3M +
3.500%), 8/11/2028
b
1,028,569
Apple Bidco, LLC, Term Loan
342,331
7.967%,  (TSFR1M +
4.000%), 9/23/2028
b
339,031
Brown Group Holding, LLC, Term
Loan
435,438
7.703%,  (LIBOR 1M +
2.500%), 6/7/2028
b
428,362
Genesee & Wyoming, Inc., Term
Loan
541,800
7.342%,  (LIBOR 3M +
2.000%), 12/30/2026
b
540,955
Mileage Plus Holdings, LLC, Term
Loan
524,000
10.764%,  (LIBOR 3M +
5.250%), 6/20/2027
b
543,760
SkyMiles IP, Ltd., Term Loan
1,040,400
9.060%,  (LIBOR 3M +
3.750%), 10/20/2027
b
1,079,654
United Airlines, Inc., Term Loan
742,309
9.292%,  (LIBOR 3M +
3.750%), 4/21/2028
b
740,869
Total 6,043,622
Utilities (<0.1%)
PG&E Corporation, Term Loan
796,555
8.217%,  (LIBOR 1M +
3.000%), 6/23/2025
b
794,707
Total 794,707
Total Bank Loans
(cost $99,678,763) 99,597,911
Principal
Amount Long-Term Fixed Income ( 37.0% ) Value
Asset-Backed Securities (1.4%)
510 Asset Backed Trust
1,900,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
f,g
1,623,139
720 East CLO I, Ltd.
2,100,000
7.825%,  (TSFR3M +
3.250%), 1/20/2036, Ser.
2022-1A, Class B
b,f
2,110,710
750,000
8.825%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
b,f
755,852
Access Group, Inc.
227,946
5.650%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,f
222,436
Affirm Asset Securitization Trust
900,000
6.610%,  1/18/2028, Ser.
2023-A, Class 1A
f
893,237
AMSR Trust
1,100,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
b,f
933,123

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.0%) Value
Asset-Backed Securities (1.4%) - continued
$ 1,379,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
f
$ 1,199,094
Ares XL CLO, Ltd.
2,100,000
8.060%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,f
1,987,944
Bankers Healthcare Group
Securitization Trust
882,750
5.280%,  10/17/2035, Ser.
2022-C, Class A
f
872,765
CarVal CLO II, Ltd.
1,225,000
7.250%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,f
1,169,914
CarVal CLO VII-C, Ltd.
1,550,000
7.433%,  (TSFR3M +
2.750%), 1/20/2035, Ser.
2023-1A, Class B1
b,f
1,551,905
CarVal CLO VIII-C, Ltd.
1,500,000
7.371%,  (TSFR3M +
2.300%), 10/22/2035, Ser.
2022-2A, Class A
b,f
1,507,473
1,000,000
8.071%,  (TSFR3M +
3.000%), 10/22/2035, Ser.
2022-2A, Class B1
b,f
1,003,306
CMFT Net Lease Master Issuer,
LLC
1,319,267
2.090%,  7/20/2051, Ser.
2021-1, Class A1
f
1,068,124
Commonbond Student Loan Trust
223,299
5.650%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,f
217,341
Dryden 36 Senior Loan Fund
1,800,000
7.298%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
b,f
1,728,547
FirstKey Homes Trust
4,500,000
4.493%,  5/17/2039, Ser.
2022-SFR1, Class B
f
4,231,201
Foundation Finance Trust
934,974
1.270%,  5/15/2041, Ser.
2021-1A, Class A
f
821,429
FRTKL Trust
2,350,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
f
2,017,519
Goodgreen
1,527,767
3.860%,  10/15/2054, Ser.
2019-1A, Class A
f
1,335,859
Home Partners of America Trust
2,507,420
2.302%,  12/17/2026, Ser.
2021-2, Class B
f
2,210,128
2,074,096
2.078%,  9/17/2041, Ser.
2021-1, Class C
f
1,690,845
Laurel Road Prime Student Loan
Trust
61,521
2.810%,  11/25/2042, Ser.
2017-C, Class A2B
f
60,586
754,566
5.259%,  11/25/2043, Ser.
2018-D, Class A
b,f
700,812
Principal
Amount Long-Term Fixed Income (37.0%) Value
Asset-Backed Securities (1.4%) - continued
Longfellow Place CLO, Ltd.
$ 3,681,368
7.010%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
b,f
$ 3,674,704
950,000
7.560%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,f
945,051
Marlette Funding Trust
667,690
5.180%,  11/15/2032, Ser.
2022-3A, Class A
f
663,707
Mercury Financial Credit Card
Master Trust
2,600,000
2.500%,  9/21/2026, Ser.
2022-1A, Class A
f
2,456,155
National Collegiate Trust
610,376
5.445%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,f
588,413
Oak Street Investment
1,718,909
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
f
1,525,693
Pretium Mortgage Credit Partners,
LLC
1,244,407
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
f,g
1,176,376
724,645
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
f,g
681,696
Progress Residential Trust
1,200,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
f
1,059,729
Renaissance Home Equity Loan
Trust
2,167,539
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
g
779,148
Saxon Asset Securities Trust
860,035
3.093%,  8/25/2035, Ser.
2004-2, Class MF2
b
743,200
Sound Point CLO XIV, Ltd.
2,600,000
7.323%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
b,f
2,587,325
Tricon Residential Trust
1,500,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
f
1,333,992
VCAT Asset Securitization, LLC
1,150,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
f,g
1,044,711
Vericrest Opportunity Loan
Transferee
1,119,900
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
f,g
1,012,355
1,800,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
f,g
1,606,074
1,375,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
f,g
1,187,374
1,400,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
f,g
1,078,988
847,361
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
f,g
768,656
900,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
f,g
758,887
825,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
f,g
675,919

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.0%) Value
Asset-Backed Securities (1.4%) - continued
Wind River CLO, Ltd.
$ 1,525,000
6.850%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
b,f
$ 1,505,973
1,275,000
7.250%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,f
1,214,453
Total 60,981,868
Basic Materials (0.3%)
Alcoa Nederland Holding BV
393,000 5.500%,  12/15/2027
f
380,079
Anglo American Capital plc
675,000 3.875%,  3/16/2029
f
613,407
Cascades, Inc./Cascades USA,
Inc.
290,000 5.125%,  1/15/2026
f
277,116
Chemours Company
420,000 5.750%,  11/15/2028
f
385,934
Cleveland-Cliffs, Inc.
360,000 5.875%,  6/1/2027
h
351,351
230,000 4.625%,  3/1/2029
f,h
207,147
Consolidated Energy Finance SA
688,000 5.625%,  10/15/2028
f
584,938
EIDP, Inc.
536,000 4.500%,  5/15/2026 526,235
First Quantum Minerals, Ltd.
724,000 6.875%,  10/15/2027
f
706,262
FMC Corporation
519,000 5.150%,  5/18/2026 510,576
Glencore Funding, LLC
536,000 3.375%,  9/23/2051
f
360,932
1,064,000 4.000%,  3/27/2027
f
1,014,094
Hecla Mining Company
175,000 7.250%,  2/15/2028 173,421
Hudbay Minerals, Inc.
410,000 4.500%,  4/1/2026
f
381,767
Illumina, Inc.
302,000 9.000%,  7/1/2028
f
263,151
Methanex Corporation
385,000 4.250%,  12/1/2024 375,163
Mosaic Company
900,000 4.050%,  11/15/2027
h
856,958
Novelis Corporation
160,000 3.250%,  11/15/2026
f
144,827
210,000 4.750%,  1/30/2030
f
186,628
160,000 3.875%,  8/15/2031
f
131,618
Nutrien, Ltd.
268,000 4.900%,  3/27/2028 262,852
OCI NV
278,000 4.625%,  10/15/2025
f
265,096
Olin Corporation
580,000 5.125%,  9/15/2027 553,105
SCIL IV, LLC/SCIL USA Holdings,
LLC
423,000 5.375%,  11/1/2026
f
385,624
SPCM SA
409,000 3.375%,  3/15/2030
f
340,229
SunCoke Energy, Inc.
438,000 4.875%,  6/30/2029
f
367,857
Principal
Amount Long-Term Fixed Income (37.0%) Value
Basic Materials (0.3%) - continued
Taseko Mines, Ltd.
$ 298,000 7.000%,  2/15/2026
f,h
$ 271,609
Unifrax Escrow Issuer Corporation
373,000 5.250%,  9/30/2028
f
269,280
United States Steel Corporation
438,000 6.875%,  3/1/2029 433,237
Total 11,580,493
Capital Goods (0.7%)
Advanced Drainage Systems, Inc.
375,000 6.375%,  6/15/2030
f
370,976
AECOM
645,000 5.125%,  3/15/2027 624,083
Amsted Industries, Inc.
465,000 5.625%,  7/1/2027
f
449,743
ARD Finance SA
131,000 6.500%,  6/30/2027
f
106,129
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
280,000 5.250%,  8/15/2027
f
237,183
294,000 5.250%,  8/15/2027
f,h
249,042
Boeing Company
1,137,000 5.930%,  5/1/2060 1,126,070
750,000 5.040%,  5/1/2027 740,826
1,250,000 5.705%,  5/1/2040 1,246,884
Bombardier, Inc.
39,000 7.125%,  6/15/2026
f
38,737
520,000 7.875%,  4/15/2027
f
518,661
350,000 6.000%,  2/15/2028
f
330,786
Builders FirstSource, Inc.
265,000 5.000%,  3/1/2030
f
247,779
Canpack SA/Canpack US, LLC
540,000 3.125%,  11/1/2025
f
494,024
Carrier Global Corporation
626,000 3.577%,  4/5/2050 462,611
762,000 2.700%,  2/15/2031 641,523
Caterpillar Financial Services
Corporation
803,000 4.350%,  5/15/2026 790,493
Chart Industries, Inc.
411,000 7.500%,  1/1/2030
f
419,325
Clean Harbors, Inc.
548,000 6.375%,  2/1/2031
f
551,431
Clydesdale Acquisition Holdings,
Inc.
55,000 6.625%,  4/15/2029
f
52,453
110,000 8.750%,  4/15/2030
f
97,100
CNH Industrial NV
700,000 3.850%,  11/15/2027 657,730
Cornerstone Building Brands, Inc.
283,000 6.125%,  1/15/2029
f
223,570
Covanta Holding Corporation
208,000 4.875%,  12/1/2029
f
179,920
CP Atlas Buyer, Inc.
380,000 7.000%,  12/1/2028
f,h
298,300
Crown Cork & Seal Company, Inc.
353,000 7.375%,  12/15/2026 364,922
Emerald Debt Merger Sub, LLC
414,000 6.625%,  12/15/2030
f
410,378

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.0%) Value
Capital Goods (0.7%) - continued
GFL Environmental, Inc.
$ 339,000 4.000%,  8/1/2028
f
$ 303,083
550,000 3.500%,  9/1/2028
f
489,492
H&E Equipment Services, Inc.
697,000 3.875%,  12/15/2028
f
603,449
Herc Holdings, Inc.
350,000 5.500%,  7/15/2027
f
335,352
Howmet Aerospace, Inc.
900,000 3.000%,  1/15/2029 786,609
805,000 5.950%,  2/1/2037 819,526
Ingersoll-Rand Luxembourg
Finance SA
625,000 3.500%,  3/21/2026 596,504
JELD-WEN, Inc.
167,000 4.625%,  12/15/2025
f
161,781
John Deere Capital Corporation
536,000 4.350%,  9/15/2032 525,919
Lockheed Martin Corporation
774,000 4.500%,  5/15/2036 747,029
284,000 6.150%,  9/1/2036 314,666
Mauser Packaging Solutions
Holding Company
420,000 9.250%,  4/15/2027
f
387,661
MIWD Holdco II, LLC
222,000 5.500%,  2/1/2030
f
183,150
Mueller Water Products, Inc.
232,000 4.000%,  6/15/2029
f
205,851
Nesco Holdings II, Inc.
425,000 5.500%,  4/15/2029
f
380,375
New Enterprise Stone and Lime
Company, Inc.
531,000 5.250%,  7/15/2028
f
483,226
Northrop Grumman Corporation
935,000 3.850%,  4/15/2045 761,943
OI European Group BV
444,000 4.750%,  2/15/2030
f
400,737
Owens-Brockway Glass Container,
Inc.
221,000 6.625%,  5/13/2027
f
218,829
Pactiv Evergreen Group
320,000 4.375%,  10/15/2028
f
277,077
Parker-Hannifin Corporation
1,341,000 4.500%,  9/15/2029 1,303,071
PGT Innovations, Inc.
426,000 4.375%,  10/1/2029
f
397,374
Raytheon Technologies
Corporation
714,000 4.125%,  11/16/2028 687,678
775,000 4.450%,  11/16/2038 712,821
1,000,000 3.750%,  11/1/2046 805,722
Regal Rexnord Corporation
670,000 6.050%,  2/15/2026
f
670,850
Republic Services, Inc.
510,000 2.900%,  7/1/2026 477,901
Roller Bearing Company of
America, Inc.
314,000 4.375%,  10/15/2029
f
281,315
Sealed Air Corporation
345,000 6.125%,  2/1/2028
f
342,457
Silgan Holdings, Inc.
164,000 4.125%,  2/1/2028 150,478
Principal
Amount Long-Term Fixed Income (37.0%) Value
Capital Goods (0.7%) - continued
SRM Escrow Issuer, LLC
$ 615,000 6.000%,  11/1/2028
f
$ 579,972
Textron, Inc.
710,000 3.375%,  3/1/2028 647,175
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
180,000 7.750%,  4/15/2026
f
163,350
TransDigm, Inc.
438,000 6.250%,  3/15/2026
f
435,859
1,271,000 5.500%,  11/15/2027 1,198,807
Triumph Group, Inc.
353,000 9.000%,  3/15/2028
f
360,427
United Rentals North America, Inc.
405,000 4.875%,  1/15/2028 385,394
360,000 4.000%,  7/15/2030 318,829
Waste Pro USA, Inc.
205,000 5.500%,  2/15/2026
f
190,035
WESCO Distribution, Inc.
560,000 7.250%,  6/15/2028
f
571,231
Total 31,593,684
Collateralized Mortgage Obligations (1.8%)
Alternative Loan Trust
644,708
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 368,543
BINOM Securitization Trust
1,068,461
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
b,f
906,241
CHNGE Mortgage Trust
2,200,000
7.100%,  7/25/2058, Ser.
2023-3, Class A1
f,g
2,191,925
2,524,212
6.000%,  10/25/2057, Ser.
2022-4, Class A1
f,g
2,461,629
Citicorp Mortgage Securities, Inc.
1,074,369
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 944,080
COLT Mortgage Loan Trust
2,073,907
1.726%,  11/25/2066, Ser.
2021-5, Class A1
b,f
1,716,434
Countrywide Alternative Loan Trust
779,641
3.168%,  10/25/2035, Ser.
2005-43, Class 4A1
b
642,260
1,116,975
7.000%,  10/25/2037, Ser.
2007-24, Class A10 416,902
Countrywide Home Loans, Inc.
188,700
5.750%,  4/25/2037, Ser.
2007-3, Class A27 91,394
Credit Suisse Mortgage Trust
1,300,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
b,f
1,129,757
1,875,000
4.000%,  2/25/2067, Ser.
2022-NQM2, Class A1B
b,f
1,661,505
1,879,938
1.174%,  7/25/2066, Ser.
2021-NQM6, Class A1
b,f
1,482,275
1,320,800
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,f
1,289,077
1,186,267
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,f
976,605
4,204,473
3.483%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,f
4,224,510

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.0%) Value
Collateralized Mortgage Obligations (1.8%) -
continued
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
$ 81,104
6.000%,  7/25/2023, Ser.
2006-AR5, Class 23A $ 43,088
Federal Home Loan Mortgage
Corporation - REMIC
4,225,707
4.000%,  1/25/2051, Ser.
5249, Class LA 4,031,722
41,088
4.000%,  7/15/2031, Ser.
4104, Class KI
i
117
1,212,859
3.000%,  2/15/2033, Ser.
4170, Class IG
i
104,586
1,361,031
3.000%,  3/15/2033, Ser.
4180, Class PI
i
139,837
3,506,063
4.500%,  10/15/2033, Ser.
2695, Class BH 3,410,618
2,650,000
2.500%,  12/15/2048, Ser.
5094, Class BC 2,112,758
Federal National Mortgage
Association - REMIC
3,147,643
4.500%,  6/25/2052, Ser.
2022-43, Class MA 3,036,330
1,895,176
4.000%,  7/25/2052, Ser.
2022-37, Class PE 1,799,519
1,748,237
3.000%,  12/25/2027, Ser.
2012-137, Class AI
i
68,470
7,687,371
5.250%,  7/25/2039, Ser.
2022-72, Class CB 7,635,729
3,305,629
4.500%,  1/25/2046, Ser.
2022-68, Class BA 3,216,312
Flagstar Mortgage Trust
1,192,252
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,f
1,024,582
GCAT Trust
1,626,462
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
b,f
1,352,506
GS Mortgage-Backed Securities
Trust
2,618,225
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
b,f
2,198,387
J.P. Morgan Mortgage Trust
2,303,142
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
b,f
1,848,720
1,625,620
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,f
1,272,475
LHOME Mortgage Trust
1,185,999
2.090%,  2/25/2026, Ser.
2021-RTL1, Class A1
b,f
1,168,727
800,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
f,g
776,018
Mello Mortgage Capital
Acceptance
2,283,924
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,f
1,839,004
Merrill Lynch Alternative Note
Asset Trust
185,350
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 74,178
New Residential Mortgage Loan
Trust
4,357,905
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
b,f
3,498,069
Principal
Amount Long-Term Fixed Income (37.0%) Value
Collateralized Mortgage Obligations (1.8%) -
continued
New York Mortgage Trust
$ 2,287,921
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
f,g
$ 2,251,655
Onslow Bay Financial, LLC
1,400,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
b,f
1,191,874
Palisades Mortgage Loan Trust
3,450,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
f,g
3,290,098
Preston Ridge Partners Mortgage
Trust, LLC
1,408,220
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,f
1,312,247
Residential Accredit Loans, Inc.
Trust
510,921
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 431,189
Residential Asset Securitization
Trust
1,644,862
5.375%,  7/25/2035, Ser.
2005-A8CB, Class A9 1,046,375
ROC Securities Trust Series
2,000,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,f
1,912,335
Sequoia Mortgage Trust
594,504
3.483%,  9/20/2046, Ser.
2007-1, Class 4A1
b
407,816
Toorak Mortgage Corporation, Ltd.
2,000,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
f,g
1,944,228
TRK Trust
1,563,686
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
b,f
1,280,551
Vericrest Opportunity Loan
Transferee
1,178,916
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
f,g
1,103,527
Verus Securitization Trust
937,859
2.286%,  11/25/2066, Ser.
2021-8, Class A2
b,f
769,535
Total 78,096,319
Commercial Mortgage-Backed Securities (1.7%)
BANK 2022-BNK39
9,708,873
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,i
272,459
BANK5 2023-5YR2
2,000,000
7.379%,  6/15/2028, Ser.
2023-5YR2, Class AS
b,d,e
2,062,266
BBCMS Mortgage Trust
5,398,945
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
b,i
224,284
2,200,000
5.451%,  4/15/2056, Ser.
2023-C19, Class A5 2,225,382
17,282,342
1.152%,  9/15/2055, Ser.
2022-C17, Class XA
b,i
1,361,311
14,322,348
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
b,i
1,290,203
Benchmark Mortgage Trust
2,470,000
2.669%,  12/15/2054, Ser.
2021-B31, Class A5 2,018,896

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.0%) Value
Commercial Mortgage-Backed Securities (1.7%)
- continued
BFLD Trust
$ 825,000
6.893%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,f
$ 519,889
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
7,500,000
3.000%,  6/25/2032, Ser.
K147, Class A2
b,j
6,677,018
4,750,000
3.500%,  7/25/2032, Ser.
K148, Class A2
b,j
4,400,555
7,500,000
3.530%,  8/25/2032, Ser.
K149, Class A2
j
6,976,613
3,800,000
3.710%,  9/25/2032, Ser.
K-150, Class A2
b,j
3,578,123
7,150,000
3.800%,  10/25/2032, Ser.
K-151, Class A2
b,j
6,780,214
10,000,000
3.780%,  11/25/2032, Ser.
K-152, Class A2
b,j
9,467,685
9,050,000
3.820%,  12/25/2032, Ser.
K-153, Class A2
b,j
8,588,769
2,700,000
4.350%,  1/25/2033, Ser.
K-154, Class A2
b,j
2,672,128
6,000,000
4.200%,  5/25/2033, Ser.
K-157, Class A2
j
5,872,868
MIRA Trust
2,200,000
6.755%,  6/6/2028, Ser.
2023-MILE, Class A
f
2,193,402
Morgan Stanley Capital I Trust
14,758,451
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,i
1,406,451
MSWF Commercial Mortgage Trust
1,430,000
5.752%,  5/15/2033, Ser.
2023-1, Class A5 1,466,847
SCOTT Trust
2,400,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
f
2,382,522
Total 72,437,885
Communications Services (1.1%)
Activision Blizzard, Inc.
1,071,000 2.500%,  9/15/2050 688,992
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
371,000 10.500%,  2/15/2028
f
191,065
Altice Financing SA
190,000 5.750%,  8/15/2029
f,h
147,186
Altice France SA/France
200,000 8.125%,  2/1/2027
f
173,184
381,000 5.125%,  7/15/2029
f
270,462
346,000 5.500%,  10/15/2029
f
247,439
AMC Networks, Inc.
170,000 5.000%,  4/1/2024 167,367
530,000 4.250%,  2/15/2029 284,911
American Tower Corporation
450,000 3.375%,  10/15/2026 419,914
360,000 5.500%,  3/15/2028 357,495
660,000 2.900%,  1/15/2030 569,250
401,000 5.650%,  3/15/2033 406,621
Principal
Amount Long-Term Fixed Income (37.0%) Value
Communications Services (1.1%) - continued
AT&T, Inc.
$ 805,000 3.650%,  6/1/2051 $ 590,966
1,129,000 3.500%,  9/15/2053 799,237
558,000 2.300%,  6/1/2027 501,844
1,550,000 4.350%,  3/1/2029 1,489,010
522,000 5.400%,  2/15/2034 522,897
1,026,000 4.900%,  8/15/2037 962,943
CCO Holdings, LLC/CCO Holdings
Capital Corporation
130,000 5.500%,  5/1/2026
f
126,754
640,000 5.125%,  5/1/2027
f
595,997
328,000 5.000%,  2/1/2028
f
298,838
71,000 6.375%,  9/1/2029
f
66,893
770,000 4.750%,  3/1/2030
f
658,414
510,000 4.500%,  8/15/2030
f
424,672
220,000 4.250%,  2/1/2031
f
177,973
96,000 4.750%,  2/1/2032
f
78,286
350,000 4.250%,  1/15/2034
f
264,519
Cengage Learning, Inc.
17,000 9.500%,  6/15/2024
f
17,043
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
803,000 4.200%,  3/15/2028 752,788
1,225,000 3.500%,  6/1/2041 828,595
Clear Channel Worldwide
Holdings, Inc.
337,000 5.125%,  8/15/2027
f
305,960
Comcast Corporation
803,000 5.350%,  5/15/2053 815,301
690,000 2.887%,  11/1/2051 462,615
672,000 4.250%,  10/15/2030 647,128
690,000 4.400%,  8/15/2035 648,559
1,115,000 4.750%,  3/1/2044 1,027,291
Connect Finco SARL/Connect US
Finco, LLC
212,000 6.750%,  10/1/2026
f
205,919
Crown Castle, Inc.
536,000 4.800%,  9/1/2028 519,940
CSC Holdings, LLC
960,000 5.375%,  2/1/2028
f
771,399
402,000 6.500%,  2/1/2029
f
324,830
86,000 4.125%,  12/1/2030
f
60,159
Deutsche Telekom International
Finance BV
1,335,000 8.750%,  6/15/2030 1,598,775
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
495,000 5.875%,  8/15/2027
f
448,289
Discovery Communications, LLC
1,001,000 4.900%,  3/11/2026 980,904
DISH DBS Corporation
143,000 5.875%,  11/15/2024 125,070
194,000 5.250%,  12/1/2026
f
155,621
142,000 7.375%,  7/1/2028 75,970
261,000 5.750%,  12/1/2028
f
194,128
218,000 5.125%,  6/1/2029 101,227
DISH Network Corporation
198,000 11.750%,  11/15/2027
f
193,230
Frontier Communications
Holdings, LLC
457,000 5.875%,  10/15/2027
f
419,417

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.0%) Value
Communications Services (1.1%) - continued
$ 167,000 6.750%,  5/1/2029
f,h
$ 129,560
103,000 8.750%,  5/15/2030
f
100,670
GCI, LLC
405,000 4.750%,  10/15/2028
f
345,303
Gray Escrow II, Inc.
571,000 5.375%,  11/15/2031
f
378,452
Gray Television, Inc.
395,000 4.750%,  10/15/2030
f
267,861
Hughes Satellite Systems
Corporation
270,000 6.625%,  8/1/2026 252,450
Iliad Holding SASU
510,000 6.500%,  10/15/2026
f
481,350
Lamar Media Corporation
305,000 3.750%,  2/15/2028 277,623
223,000 3.625%,  1/15/2031 187,878
LCPR Senior Secured Financing
DAC
324,000 6.750%,  10/15/2027
f
303,670
Level 3 Financing, Inc.
629,000 4.625%,  9/15/2027
f
437,659
320,000 4.250%,  7/1/2028
f
206,037
198,000 10.500%,  5/15/2030
f
200,897
Meta Platforms, Inc.
402,000 5.600%,  5/15/2053 412,859
536,000 4.800%,  5/15/2030 536,392
1,073,000 3.850%,  8/15/2032 996,650
Netflix, Inc.
270,000 4.875%,  4/15/2028 267,022
450,000 5.875%,  11/15/2028 464,761
480,000 5.375%,  11/15/2029
f
481,778
450,000 4.875%,  6/15/2030
f
442,842
News Corporation
395,000 3.875%,  5/15/2029
f
346,733
NTT Finance Corporation
940,000 4.372%,  7/27/2027
f
918,816
Omnicom Group, Inc.
530,000 3.600%,  4/15/2026 509,060
330,000 4.200%,  6/1/2030 309,167
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
224,000 6.250%,  6/15/2025
f
222,934
Playtika Holding Corporation
348,000 4.250%,  3/15/2029
f
308,850
Radiate Holdco, LLC/Radiate
Finance, Inc.
235,000 6.500%,  9/15/2028
f
137,138
Scripps Escrow II, Inc.
156,000 3.875%,  1/15/2029
f
125,961
Sirius XM Radio, Inc.
535,000 5.000%,  8/1/2027
f
496,368
295,000 4.000%,  7/15/2028
f
256,317
Sprint Capital Corporation
1,738,000 8.750%,  3/15/2032 2,100,559
Take-Two Interactive Software, Inc.
533,000 4.950%,  3/28/2028 526,689
TEGNA, Inc.
586,000 4.625%,  3/15/2028 517,145
Telecom Italia Capital SA
126,000 6.000%,  9/30/2034 101,613
Principal
Amount Long-Term Fixed Income (37.0%) Value
Communications Services (1.1%) - continued
Telecom Italia SPA/Milano
$ 173,000 5.303%,  5/30/2024
f
$ 168,149
Telesat Canada/Telesat, LLC
215,000 4.875%,  6/1/2027
f
129,071
80,000 6.500%,  10/15/2027
f
32,528
T-Mobile USA, Inc.
1,343,000 3.600%,  11/15/2060 942,569
900,000 4.375%,  4/15/2040 794,784
United States Cellular Corporation
360,000 6.700%,  12/15/2033 309,503
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
529,000 4.750%,  4/15/2028
f
439,018
Univision Communications, Inc.
559,000 6.625%,  6/1/2027
f
540,301
Verizon Communications, Inc.
806,000 3.000%,  11/20/2060 503,458
2,342,000 2.650%,  11/20/2040 1,629,084
1,219,000 3.400%,  3/22/2041 940,832
VTR Finance NV
270,000 6.375%,  7/15/2028
f
101,242
VZ Secured Financing BV
561,000 5.000%,  1/15/2032
f
451,811
Walt Disney Company
1,073,000 3.600%,  1/13/2051 853,815
Warnermedia Holdings, Inc.
939,000 5.141%,  3/15/2052 764,579
805,000 4.054%,  3/15/2029 735,867
805,000 5.050%,  3/15/2042 678,508
WMG Acquisition Corporation
81,000 3.750%,  12/1/2029
f
70,022
110,000 3.875%,  7/15/2030
f
94,887
275,000 3.000%,  2/15/2031
f
222,470
YPSO Finance BIS SA
176,000 10.500%,  5/15/2027
f
106,573
Total 47,721,422
Consumer Cyclical (1.1%)
1011778 B.C., ULC/New Red
Finance, Inc.
640,000 4.375%,  1/15/2028
f
590,831
Adient Global Holdings, Ltd.
225,000 4.875%,  8/15/2026
f
213,740
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
230,000 6.625%,  7/15/2026
f
218,257
235,000 6.000%,  6/1/2029
f
173,408
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
330,000 4.625%,  6/1/2028
f
279,335
285,000 4.625%,  6/1/2028
f
239,756
Allison Transmission, Inc.
224,000 3.750%,  1/30/2031
f
189,229
Amazon.com, Inc.
670,000 3.875%,  8/22/2037 611,811
American Axle & Manufacturing,
Inc.
660,000 6.500%,  4/1/2027
h
626,016
Arko Corporation
264,000 5.125%,  11/15/2029
f
214,545

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.0%) Value
Consumer Cyclical (1.1%) - continued
Ashton Woods USA, LLC/Ashton
Woods Finance Company
$ 260,000 4.625%,  8/1/2029
f
$ 221,580
160,000 4.625%,  4/1/2030
f
136,576
Boyd Gaming Corporation
395,000 4.750%,  6/15/2031
f
352,875
Boyne USA, Inc.
150,000 4.750%,  5/15/2029
f
135,174
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
370,000 6.250%,  9/15/2027
f
339,846
Caesars Entertainment, Inc.
608,000 6.250%,  7/1/2025
f
605,185
135,000 8.125%,  7/1/2027
f
138,168
426,000 4.625%,  10/15/2029
f
371,988
Carnival Corporation
295,000 10.500%,  2/1/2026
f
310,108
262,000 7.625%,  3/1/2026
f,h
256,603
647,000 5.750%,  3/1/2027
f
595,622
162,000 4.000%,  8/1/2028
f
143,616
Cedar Fair, LP
388,000 5.250%,  7/15/2029
h
352,888
Churchill Downs, Inc.
265,000 4.750%,  1/15/2028
f
245,761
164,000 6.750%,  5/1/2031
f
162,155
Cinemark USA, Inc.
463,000 5.875%,  3/15/2026
f,h
439,271
Clarios Global, LP/Clarios US
Finance Company, Inc.
205,000 8.500%,  5/15/2027
f,h
205,335
409,000 6.750%,  5/15/2028
f
407,569
D.R. Horton, Inc.
274,000 2.600%,  10/15/2025 256,326
Daimler Trucks Finance North
America, LLC
839,000 2.000%,  12/14/2026
f
748,935
Dana, Inc.
425,000 5.625%,  6/15/2028 399,464
Expedia Group, Inc.
1,275,000 3.250%,  2/15/2030 1,109,696
Ford Motor Company
636,000 3.250%,  2/12/2032 500,331
359,000 6.100%,  8/19/2032 347,927
Ford Motor Credit Company, LLC
859,000 2.300%,  2/10/2025 802,985
1,100,000 4.134%,  8/4/2025 1,043,242
690,000 2.700%,  8/10/2026 616,015
300,000 7.350%,  3/6/2030 306,373
Forestar Group, Inc.
275,000 3.850%,  5/15/2026
f
252,687
General Motors Company
700,000 6.125%,  10/1/2025 704,781
1,150,000 6.800%,  10/1/2027 1,194,587
General Motors Financial
Company, Inc.
450,000 1.500%,  6/10/2026 397,662
GLP Capital, LP
1,004,000 5.750%,  6/1/2028 982,279
Goodyear Tire & Rubber Company
270,000 5.000%,  7/15/2029 243,469
200,000 5.250%,  7/15/2031 173,750
Principal
Amount Long-Term Fixed Income (37.0%) Value
Consumer Cyclical (1.1%) - continued
Guitar Center Escrow Issuer II, Inc.
$ 127,000 8.500%,  1/15/2026
f,h
$ 115,555
Hanesbrands, Inc.
367,000 4.875%,  5/15/2026
f
342,608
Hilton Domestic Operating
Company, Inc.
725,000 4.875%,  1/15/2030 676,004
163,000 3.625%,  2/15/2032
f
135,899
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
263,000 5.000%,  6/1/2029
f
233,399
Home Depot, Inc.
555,000 5.400%,  9/15/2040 574,124
840,000 4.250%,  4/1/2046 744,621
700,000 3.900%,  6/15/2047 594,889
Hyundai Capital America
1,000,000 1.800%,  1/10/2028
f
843,012
Hyundai Capital Services, Inc.
535,000 2.125%,  4/24/2025
f
501,067
International Game Technology plc
445,000 5.250%,  1/15/2029
f
421,526
Jacobs Entertainment, Inc.
223,000 6.750%,  2/15/2029
f
199,596
Jaguar Land Rover Automotive plc
432,000 5.500%,  7/15/2029
f
368,588
KB Home
360,000 4.800%,  11/15/2029 330,192
Kia Corporation
405,000 2.375%,  2/14/2025
f
383,857
Kohl's Corporation
653,000 4.625%,  5/1/2031 454,344
715,000 5.550%,  7/17/2045 425,425
L Brands, Inc.
600,000 6.625%,  10/1/2030
f
579,233
140,000 6.875%,  11/1/2035 128,098
Lennar Corporation
930,000 4.750%,  5/30/2025 908,671
Lowe's Companies, Inc.
536,000 5.625%,  4/15/2053 535,679
1,350,000 2.625%,  4/1/2031 1,139,919
Macy's Retail Holdings, LLC
390,000 5.875%,  4/1/2029
f,h
355,875
Marriott International, Inc./MD
885,000 4.625%,  6/15/2030 847,371
Mattamy Group Corporation
306,000 5.250%,  12/15/2027
f
285,160
McDonald's Corporation
1,140,000 4.450%,  3/1/2047 1,025,114
Michaels Companies, Inc.
265,000 5.250%,  5/1/2028
f
214,104
NCL Corporation, Ltd.
151,000 3.625%,  12/15/2024
f
145,304
111,000 5.875%,  3/15/2026
f
103,848
429,000 5.875%,  2/15/2027
f
417,591
Nissan Motor Acceptance
Company, LLC
880,000 1.125%,  9/16/2024
f
819,710
Nissan Motor Company, Ltd.
144,000 3.522%,  9/17/2025
f
133,965
149,000 4.345%,  9/17/2027
f
135,516

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.0%) Value
Consumer Cyclical (1.1%) - continued
$ 186,000 4.810%,  9/17/2030
f
$ 163,148
Nordstrom, Inc.
132,000 4.375%,  4/1/2030 109,099
187,000 4.250%,  8/1/2031 145,767
PENN Entertainment, Inc.
395,000 4.125%,  7/1/2029
f,h
324,177
PetSmart, Inc./PetSmart Finance
Corporation
520,000 4.750%,  2/15/2028
f
480,540
350,000 7.750%,  2/15/2029
f
347,752
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
688,000 5.750%,  4/15/2026
f
675,360
305,000 6.250%,  1/15/2028
f
285,724
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
500,000 5.750%,  1/15/2029
f
374,106
Royal Caribbean Cruises, Ltd.
121,000 11.500%,  6/1/2025
f
128,381
628,000 4.250%,  7/1/2026
f
576,473
368,000 9.250%,  1/15/2029
f
392,072
132,000 7.250%,  1/15/2030
f
133,695
Scientific Games International, Inc.
490,000 7.250%,  11/15/2029
f
490,613
62,000 6.625%,  3/1/2030
f
54,560
SeaWorld Parks and
Entertainment, Inc.
249,000 5.250%,  8/15/2029
f,h
222,874
Six Flags Theme Parks, Inc.
136,000 7.000%,  7/1/2025
f,h
136,680
Staples, Inc.
314,000 7.500%,  4/15/2026
f
259,337
197,000 10.750%,  4/15/2027
f
114,437
Starbucks Corporation
670,000 4.750%,  2/15/2026 663,812
Station Casinos, LLC
307,000 4.625%,  12/1/2031
f
258,648
Target Corporation
805,000 2.950%,  1/15/2052 564,101
Toyota Motor Credit Corporation
718,000 4.700%,  1/12/2033 710,815
Travel + Leisure Company
170,000 6.625%,  7/31/2026
f
168,708
Tripadvisor, Inc.
84,000 7.000%,  7/15/2025
f
84,000
Uber Technologies, Inc.
310,000 6.250%,  1/15/2028
f
308,469
VICI Properties, LP/VICI Note
Company, Inc.
1,489,000 4.625%,  6/15/2025
f
1,438,739
500,000 5.750%,  2/1/2027
f
489,360
342,000 3.750%,  2/15/2027
f
313,729
Viking Cruises, Ltd.
534,000 5.875%,  9/15/2027
f
490,810
Volkswagen Group of America
Finance, LLC
638,000 4.350%,  6/8/2027
f
614,187
Wabash National Corporation
426,000 4.500%,  10/15/2028
f
369,392
Walmart, Inc.
804,000 4.500%,  9/9/2052 785,820
401,000 3.900%,  4/15/2028 391,360
Principal
Amount Long-Term Fixed Income (37.0%) Value
Consumer Cyclical (1.1%) - continued
Wyndham Hotels & Resorts, Inc.
$ 215,000 4.375%,  8/15/2028
f
$ 196,338
Yum! Brands, Inc.
500,000 4.750%,  1/15/2030
f
468,205
ZF North America Capital, Inc.
222,000 7.125%,  4/14/2030
f
225,786
Total 47,934,695
Consumer Non-Cyclical (1.3%)
1375209 B.C., Ltd.
278,000 9.000%,  1/30/2028
f
278,695
Abbott Laboratories
1,408,000 4.750%,  11/30/2036 1,413,556
AbbVie, Inc.
575,000 2.950%,  11/21/2026 537,191
1,250,000 4.300%,  5/14/2036 1,147,941
450,000 4.850%,  6/15/2044 419,293
675,000 4.875%,  11/14/2048 637,891
Albertsons Companies, Inc./
Safeway, Inc.
521,000 4.625%,  1/15/2027
f
493,650
566,000 3.500%,  3/15/2029
f
489,952
Amgen, Inc.
1,375,000 4.200%,  2/22/2052 1,137,646
808,000 5.250%,  3/2/2030 809,612
808,000 5.600%,  3/2/2043 810,445
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
1,230,000 4.700%,  2/1/2036 1,196,316
Anheuser-Busch InBev Worldwide,
Inc.
1,510,000 4.375%,  4/15/2038 1,398,073
802,000 5.550%,  1/23/2049 845,303
Aramark Services, Inc.
524,000 5.000%,  2/1/2028
f
493,891
Archer-Daniels-Midland Company
1,203,000 2.700%,  9/15/2051 811,185
AstraZeneca plc
1,400,000 3.000%,  5/28/2051 1,038,354
Avantor Funding, Inc.
340,000 4.625%,  7/15/2028
f
315,154
B&G Foods, Inc.
174,000 5.250%,  4/1/2025 166,116
167,000 5.250%,  9/15/2027
h
145,092
BAT Capital Corporation
268,000 7.750%,  10/19/2032 294,938
Bausch Health Companies, Inc.
153,000 5.500%,  11/1/2025
f,h
135,188
335,000 4.875%,  6/1/2028
f
199,392
370,000 11.000%,  9/30/2028
f
262,811
Becton, Dickinson and Company
291,000 3.794%,  5/20/2050 229,902
865,000 3.700%,  6/6/2027 822,421
BellRing Brands, Inc.
232,000 7.000%,  3/15/2030
f
233,450
Bristol-Myers Squibb Company
1,344,000 3.550%,  3/15/2042 1,114,343
Cargill, Inc.
809,000 3.125%,  5/25/2051
f
585,761

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.0%) Value
Consumer Non-Cyclical (1.3%) - continued
Central Garden & Pet Company
$ 500,000 4.125%,  10/15/2030 $ 418,848
Cheplapharm Arzneimittel GmbH
60,000 5.500%,  1/15/2028
f
54,300
Chobani, LLC/Chobani Finance
Corporation, Inc.
399,000 4.625%,  11/15/2028
f
363,090
CHS/Community Health Systems,
Inc.
96,000 8.000%,  12/15/2027
f,h
92,933
290,000 6.000%,  1/15/2029
f
243,962
Colgate-Palmolive Company
669,000 4.600%,  3/1/2033 679,612
Constellation Brands, Inc.
810,000 3.600%,  2/15/2028 758,624
475,000 2.875%,  5/1/2030 412,050
Coty, Inc.
313,000 5.000%,  4/15/2026
f
299,954
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
493,000 4.750%,  1/15/2029
f
454,546
CVS Health Corporation
1,205,000 5.625%,  2/21/2053 1,197,927
602,000 5.125%,  2/21/2030 597,844
1,295,000 4.875%,  7/20/2035 1,230,561
Edgewell Personal Care Company
290,000 5.500%,  6/1/2028
f
274,114
Eli Lilly & Company
401,000 4.950%,  2/27/2063 409,228
Embecta Corporation
128,000 6.750%,  2/15/2030
f
114,709
Encompass Health Corporation
615,000 4.500%,  2/1/2028 572,167
Energizer Holdings, Inc.
455,000 4.750%,  6/15/2028
f
405,678
Fortrea Holdings, Inc.
110,000 7.500%,  7/1/2030
f
112,637
General Mills, Inc.
214,000 4.950%,  3/29/2033 212,088
HCA, Inc.
921,000 3.500%,  9/1/2030 807,302
HLF Financing SARL, LLC/
Herbalife International, Inc.
726,000 4.875%,  6/1/2029
f
517,471
Imperial Brands Finance plc
1,200,000 3.875%,  7/26/2029
f
1,056,873
Jazz Securities DAC
223,000 4.375%,  1/15/2029
f
198,958
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
804,000 4.375%,  2/2/2052
f
563,917
533,000 5.500%,  1/15/2030
f
511,307
743,000 3.000%,  5/15/2032
f
570,216
Kenvue, Inc.
1,077,000 5.350%,  3/22/2026
f
1,085,287
Kimberly-Clark Corporation
710,000 3.900%,  5/4/2047 607,009
Kraft Heinz Foods Company
900,000 3.875%,  5/15/2027 864,104
Principal
Amount Long-Term Fixed Income (37.0%) Value
Consumer Non-Cyclical (1.3%) - continued
$ 140,000 5.200%,  7/15/2045 $ 133,256
900,000 4.375%,  6/1/2046 764,869
Lamb Weston Holdings, Inc.
241,000 4.125%,  1/31/2030
f
215,385
Mattel, Inc.
475,000 3.375%,  4/1/2026
f
437,094
670,000 5.450%,  11/1/2041 555,449
Medtronic, Inc.
804,000 4.375%,  3/15/2035 772,479
Mozart Debt Merger Sub, Inc.
391,000 3.875%,  4/1/2029
f
339,804
262,000 5.250%,  10/1/2029
f
227,337
Nestle Holdings, Inc.
1,202,000 5.250%,  3/13/2026
f
1,210,932
Newell Brands, Inc.
774,000 4.700%,  4/1/2026 727,057
Organon & Company/Organon
Foreign Debt Co-Issuer BV
384,000 4.125%,  4/30/2028
f
340,812
Owens & Minor, Inc.
276,000 6.625%,  4/1/2030
f,h
250,404
PepsiCo, Inc.
725,000 4.200%,  7/18/2052 675,168
Performance Food Group, Inc.
243,000 4.250%,  8/1/2029
f
216,345
Perrigo Finance Unlimited
Company
624,000 4.375%,  3/15/2026 593,217
Pfizer Investment Enterprises Pte,
Ltd.
1,204,000 5.300%,  5/19/2053 1,251,776
401,000 4.750%,  5/19/2033 399,489
Philip Morris International, Inc.
803,000 4.875%,  2/13/2026 797,317
550,000 5.125%,  11/17/2027 551,683
550,000 5.625%,  11/17/2029 560,413
802,000 5.375%,  2/15/2033 800,233
Post Holdings, Inc.
158,000 5.625%,  1/15/2028
f
151,814
150,000 5.500%,  12/15/2029
f
138,415
322,000 4.500%,  9/15/2031
f
274,999
Primo Water Holdings, Inc.
333,000 4.375%,  4/30/2029
f
285,331
Reynolds American, Inc.
952,000 5.700%,  8/15/2035 894,724
Roche Holdings, Inc.
768,000 4.000%,  11/28/2044
f
670,997
Scotts Miracle-Gro Company
249,000 4.500%,  10/15/2029
h
213,957
SEG Holding, LLC
560,000 5.625%,  10/15/2028
f
529,418
Simmons Foods, Inc.
530,000 4.625%,  3/1/2029
f
424,644
Spectrum Brands, Inc.
250,000 5.000%,  10/1/2029
f
223,144
210,000 5.500%,  7/15/2030
f
191,625
Syneos Health, Inc.
450,000 3.625%,  1/15/2029
f
439,911
Sysco Corporation
1,200,000 6.600%,  4/1/2040 1,300,846

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.0%) Value
Consumer Non-Cyclical (1.3%) - continued
Takeda Pharmaceutical Company,
Ltd.
$ 800,000 3.175%,  7/9/2050 $ 563,475
Teleflex, Inc.
630,000 4.250%,  6/1/2028
f
575,659
Tenet Healthcare Corporation
1,120,000 5.125%,  11/1/2027 1,069,238
205,000 6.125%,  10/1/2028 197,354
330,000 6.750%,  5/15/2031
f
330,804
Teva Pharmaceutical Finance
Netherlands III BV
811,000 3.150%,  10/1/2026 726,693
TreeHouse Foods, Inc.
438,000 4.000%,  9/1/2028 377,306
United Natural Foods, Inc.
278,000 6.750%,  10/15/2028
f
230,429
Wyeth, LLC
525,000 6.500%,  2/1/2034 586,881
Zoetis, Inc.
1,266,000 4.700%,  2/1/2043 1,178,046
Total 57,547,107
Energy (0.9%)
Antero Resources Corporation
146,000 5.375%,  3/1/2030
f
135,159
Archrock Partners, LP/Archrock
Partners Finance Corporation
480,000 6.250%,  4/1/2028
f
450,653
Baytex Energy Corporation
274,000 8.500%,  4/30/2030
f
267,580
BP Capital Markets America, Inc.
1,707,000 2.939%,  6/4/2051 1,164,877
250,000 3.543%,  4/6/2027 238,684
Buckeye Partners, LP
480,000 3.950%,  12/1/2026 433,325
Callon Petroleum Company
317,000 8.250%,  7/15/2025 314,623
177,000 7.500%,  6/15/2030
f,h
167,065
Canadian Natural Resources, Ltd.
430,000 2.950%,  7/15/2030 369,213
Cheniere Energy Partners, LP
2,144,000 4.500%,  10/1/2029 1,967,670
159,000 3.250%,  1/31/2032 130,801
Cheniere Energy, Inc.
427,000 4.625%,  10/15/2028 398,725
Chesapeake Energy Corporation
208,000 6.750%,  4/15/2029
f
206,385
Chord Energy Corporation
207,000 6.375%,  6/1/2026
f
205,215
Civitas Resources, Inc.
124,000 8.375%,  7/1/2028
f
125,401
124,000 8.750%,  7/1/2031
f
125,711
CNX Resources Corporation
159,000 6.000%,  1/15/2029
f
147,378
Comstock Resources, Inc.
330,000 5.875%,  1/15/2030
f
286,496
Continental Resources, Inc.
936,000 2.268%,  11/15/2026
f
833,236
Principal
Amount Long-Term Fixed Income (37.0%) Value
Energy (0.9%) - continued
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
$ 306,000 5.500%,  6/15/2031
f
$ 272,925
Crescent Energy Finance, LLC
138,000 9.250%,  2/15/2028
f
133,893
CrownRock, LP/CrownRock
Finance, Inc.
247,000 5.625%,  10/15/2025
f
243,344
Devon Energy Corporation
1,513,000 4.500%,  1/15/2030 1,424,222
DT Midstream, Inc.
405,000 4.125%,  6/15/2029
f
355,418
135,000 4.375%,  6/15/2031
f
116,269
Enbridge, Inc.
670,000 2.500%,  2/14/2025 636,349
Enerflex, Ltd.
224,000 9.000%,  10/15/2027
f
217,945
Energy Transfer, LP
528,000 4.000%,  10/1/2027 494,418
765,000 4.900%,  3/15/2035 701,171
600,000 5.150%,  2/1/2043 509,744
1,090,000 6.000%,  6/15/2048 1,033,652
EnLink Midstream Partners, LP
440,000 4.850%,  7/15/2026 424,600
EnLink Midstream, LLC
164,000 6.500%,  9/1/2030
f
163,800
Enterprise Products Operating,
LLC
724,000 3.300%,  2/15/2053 516,616
EQM Midstream Partners, LP
754,000 4.750%,  1/15/2031
f
660,492
EQT Corporation
446,000 6.125%,  2/1/2025 443,493
805,000 3.900%,  10/1/2027 744,238
Exxon Mobil Corporation
1,200,000 3.452%,  4/15/2051 932,391
Ferrellgas, LP/Ferrellgas Finance
Corporation
276,000 5.375%,  4/1/2026
f
256,706
Genesis Energy LP/Genesis
Energy Finance Corporation
221,000 8.875%,  4/15/2030 215,916
Halliburton Company
662,000 4.850%,  11/15/2035 623,371
537,000 5.000%,  11/15/2045 485,881
Harvest Midstream, LP
638,000 7.500%,  9/1/2028
f
632,539
Hess Midstream Operations, LP
350,000 5.625%,  2/15/2026
f
344,313
192,000 5.500%,  10/15/2030
f
177,599
Hilcorp Energy I, LP/Hilcorp
Finance Company
430,000 5.750%,  2/1/2029
f
389,360
318,000 6.250%,  4/15/2032
f
283,457
Holly Energy Partners, LP/Holly
Energy Finance Corporation
200,000 6.375%,  4/15/2027
f
197,565
Howard Midstream Energy
Partners, LLC
409,000 6.750%,  1/15/2027
f
389,573
ITT Holdings, LLC
380,000 6.500%,  8/1/2029
f
320,142

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.0%) Value
Energy (0.9%) - continued
Laredo Petroleum, Inc.
$ 471,000 7.750%,  7/31/2029
f
$ 388,575
Magellan Midstream Partners, LP
750,000 5.000%,  3/1/2026 742,786
MEG Energy Corporation
357,000 5.875%,  2/1/2029
f
335,728
MPLX, LP
660,000 4.875%,  6/1/2025 647,580
1,073,000 4.950%,  9/1/2032 1,024,942
202,000 5.000%,  3/1/2033 193,493
Murphy Oil Corporation
240,000 5.875%,  12/1/2027 233,156
Nabors Industries, Ltd.
505,000 7.250%,  1/15/2026
f
471,428
National Fuel Gas Company
935,000 5.500%,  1/15/2026 921,691
New Fortress Energy, Inc.
180,000 6.750%,  9/15/2025
f
168,846
Noble Finance II, LLC
273,000 8.000%,  4/15/2030
f
277,554
Northern Oil and Gas, Inc.
276,000 8.750%,  6/15/2031
f
271,170
Northriver Midstream Finance, LP
134,000 5.625%,  2/15/2026
f
124,941
NuStar Logistics, LP
500,000 5.750%,  10/1/2025 487,476
Ovintiv Exploration, Inc.
933,000 5.375%,  1/1/2026 926,667
Ovintiv, Inc.
267,000 5.650%,  5/15/2025 264,880
Phillips 66 Company
601,000 4.950%,  12/1/2027 595,636
Precision Drilling Corporation
335,000 6.875%,  1/15/2029
f
302,679
Range Resources Corporation
221,000 4.750%,  2/15/2030
f
198,071
Rockcliff Energy II, LLC
292,000 5.500%,  10/15/2029
f
269,357
SM Energy Company
304,000 6.625%,  1/15/2027 295,260
200,000 6.500%,  7/15/2028 192,000
Southwestern Energy Company
295,000 5.375%,  3/15/2030 275,295
191,000 4.750%,  2/1/2032 168,335
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
351,000 5.875%,  3/1/2027 339,128
Suncor Energy, Inc.
977,000 7.150%,  2/1/2032 1,052,737
Sunoco, LP/Sunoco Finance
Corporation
385,000 5.875%,  3/15/2028 370,226
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
459,000 5.500%,  1/15/2028
f
419,518
Targa Resources Corporation
939,000 4.200%,  2/1/2033 831,145
Principal
Amount Long-Term Fixed Income (37.0%) Value
Energy (0.9%) - continued
Teine Energy, Ltd.
$ 280,000 6.875%,  4/15/2029
f
$ 255,624
Transocean, Inc.
265,000 11.500%,  1/30/2027
f
274,606
166,000 8.750%,  2/15/2030
f
168,490
USA Compression Partners, LP/
USA Compression Finance
Corporation
371,000 6.875%,  4/1/2026 363,429
Venture Global Calcasieu Pass,
LLC
389,000 3.875%,  8/15/2029
f
339,827
279,000 6.250%,  1/15/2030
f
276,750
235,000 4.125%,  8/15/2031
f
202,092
Venture Global LNG, Inc.
562,000 8.375%,  6/1/2031
f
566,590
Weatherford International, Ltd.
423,000 8.625%,  4/30/2030
f
429,447
Western Midstream Operating, LP
440,000 3.950%,  6/1/2025 422,649
267,000 6.150%,  4/1/2033 269,107
Williams Companies, Inc.
537,000 5.300%,  8/15/2052 495,114
900,000 7.500%,  1/15/2031 988,132
Total 40,151,756
Financials (3.2%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,210,000 3.500%,  1/15/2025 1,158,464
950,000 3.875%,  1/23/2028 873,405
475,000 3.400%,  10/29/2033 381,521
Air Lease Corporation
1,350,000 3.000%,  2/1/2030 1,128,903
Aircastle, Ltd.
565,000 5.250%,  8/11/2025
f
545,990
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
211,000 6.750%,  10/15/2027
f
198,340
Ally Financial, Inc.
900,000 5.750%,  11/20/2025
h
866,755
900,000 8.000%,  11/1/2031 934,309
72,000 6.700%,  2/14/2033 63,705
American Express Company
777,000 2.250%,  3/4/2025 735,903
American Homes 4 Rent, LP
880,000 2.375%,  7/15/2031 698,742
American International Group, Inc.
603,000 3.900%,  4/1/2026 579,382
536,000 5.125%,  3/27/2033 523,427
AmWINS Group, Inc.
255,000 4.875%,  6/30/2029
f
230,261
ANZ Bank New Zealand, Ltd.
550,000 5.548%,  8/11/2032
b,f
542,058
Aon Corporation/Aon Global
Holdings plc
270,000 5.350%,  2/28/2033 271,967
Ares Capital Corporation
397,000 3.250%,  7/15/2025 367,206
975,000 3.875%,  1/15/2026 903,937
450,000 2.150%,  7/15/2026 390,183

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.0%) Value
Financials (3.2%) - continued
Associated Banc-Corp
$ 650,000 4.250%,  1/15/2025 $ 607,280
Australia & New Zealand Banking
Group, Ltd.
500,000 2.950%,  7/22/2030
b,f
458,035
Avolon Holdings Funding, Ltd.
471,000 5.250%,  5/15/2024
f
462,745
250,000 4.250%,  4/15/2026
f
232,904
Banco Santander Mexico SA
675,000 5.375%,  4/17/2025
f
667,788
Banco Santander SA
1,000,000 4.175%,  3/24/2028
b
936,104
Bank of America Corporation
924,000 5.080%,  1/20/2027
b
909,824
500,000 1.734%,  7/22/2027
b
446,382
1,210,000 3.824%,  1/20/2028
b
1,144,112
467,000 5.202%,  4/25/2029
b
461,896
450,000 2.087%,  6/14/2029
b
383,921
1,200,000 2.496%,  2/13/2031
b
1,004,678
1,250,000 1.922%,  10/24/2031
b
989,465
804,000 2.972%,  2/4/2033
b
670,235
1,609,000 4.571%,  4/27/2033
b
1,512,852
1,075,000 3.846%,  3/8/2037
b
919,259
Bank of Nova Scotia
275,000 4.850%,  2/1/2030 265,300
Barclays plc
1,185,000 4.972%,  5/16/2029
b
1,119,855
825,000 5.746%,  8/9/2033
b
797,894
Berkshire Hathaway Finance
Corporation
1,071,000 2.850%,  10/15/2050 745,284
Blackstone Private Credit Fund
799,000 2.700%,  1/15/2025 745,284
BNP Paribas SA
1,340,000 3.132%,  1/20/2033
b,f
1,099,623
BPCE SA
860,000 3.500%,  10/23/2027
f
776,182
Burford Capital Global Finance,
LLC
300,000 9.250%,  7/1/2031
f
298,155
Camden Property Trust
1,500,000 3.150%,  7/1/2029 1,328,199
Canadian Imperial Bank of
Commerce
803,000 5.001%,  4/28/2028 790,298
Capital One Financial Corporation
1,000,000 4.200%,  10/29/2025 955,903
805,000 2.636%,  3/3/2026
b
751,688
Centene Corporation
272,000 4.625%,  12/15/2029 250,359
515,000 3.000%,  10/15/2030 429,148
1,312,000 2.625%,  8/1/2031 1,045,507
Charles Schwab Corporation
1,340,000 2.450%,  3/3/2027 1,200,333
Chubb INA Holdings, Inc.
737,000 4.350%,  11/3/2045 666,999
Citigroup, Inc.
721,000 0.981%,  5/1/2025
b
689,915
1,240,000 4.400%,  6/10/2025 1,204,441
288,000 1.281%,  11/3/2025
b
269,790
620,000 3.200%,  10/21/2026 580,347
Principal
Amount Long-Term Fixed Income (37.0%) Value
Financials (3.2%) - continued
$ 1,404,000 3.668%,  7/24/2028
b
$ 1,312,588
415,000 4.125%,  7/25/2028 391,165
700,000 3.520%,  10/27/2028
b
650,126
1,141,000 4.910%,  5/24/2033
b
1,104,095
648,000 6.174%,  5/25/2034
b
653,646
Commerzbank AG
1,100,000 8.125%,  9/19/2023
f
1,095,925
Cooperatieve Rabobank UA
1,071,000 5.564%,  2/28/2029
b,f
1,056,699
Corebridge Financial, Inc.
536,000 4.400%,  4/5/2052 421,390
402,000 4.350%,  4/5/2042 324,377
Credit Acceptance Corporation
450,000 5.125%,  12/31/2024
f
436,855
Credit Agricole SA
550,000 6.875%,  9/23/2024
b,f,k
530,425
Credit Suisse Group AG
775,000 7.250%,  9/12/2025
b,f,k,l
28,931
Danske Bank AS
400,000 0.976%,  9/10/2025
b,f
373,209
Deutsche Bank AG/New York, NY
950,000 3.729%,  1/14/2032
b
718,386
Discover Bank
1,410,000 4.682%,  8/9/2028
b
1,289,173
Drawbridge Special Opportunities
Fund, LP
600,000 3.875%,  2/15/2026
f
535,791
Elevance Health, Inc.
900,000 3.125%,  5/15/2050 627,525
725,000 4.625%,  5/15/2042 651,565
EPR Properties
355,000 4.950%,  4/15/2028 317,140
ERP Operating, LP
267,000 3.375%,  6/1/2025 256,191
First Horizon Bank
225,000 5.750%,  5/1/2030
h
195,396
First Horizon National Corporation
900,000 4.000%,  5/26/2025 840,616
First-Citizens Bank & Trust
Company
1,005,000 6.125%,  3/9/2028 991,420
Five Corners Funding Trust IV
536,000 5.997%,  2/15/2053
f
544,883
Fortress Transportation and
Infrastructure Investors, LLC
279,000 6.500%,  10/1/2025
f
274,861
139,000 9.750%,  8/1/2027
f
143,555
69,000 5.500%,  5/1/2028
f
63,135
FS KKR Capital Corporation
955,000 4.250%,  2/14/2025
f
899,205
1,137,000 3.400%,  1/15/2026 1,034,105
Genworth Mortgage Holdings, Inc.
209,000 6.500%,  8/15/2025
f
205,306
GGAM Finance, Ltd.
274,000 7.750%,  5/15/2026
f
275,027
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
800,000 3.750%,  12/15/2027
f
586,881
Goldman Sachs Group, Inc.
684,000 1.948%,  10/21/2027
b
608,437

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.0%) Value
Financials (3.2%) - continued
$ 230,000 1.992%,  1/27/2032
b
$ 181,062
2,413,000 3.102%,  2/24/2033
b
2,038,390
460,000 4.750%,  10/21/2045 418,118
Healthpeak OP, LLC
173,000 3.400%,  2/1/2025 166,201
HSBC Holdings plc
1,502,000 1.162%,  11/22/2024
b
1,470,068
1,525,000 3.803%,  3/11/2025
b
1,495,243
1,000,000 2.999%,  3/10/2026
b
948,061
1,040,000 3.900%,  5/25/2026 991,015
800,000 5.402%,  8/11/2033
b
782,132
HUB International, Ltd.
416,000 5.625%,  12/1/2029
f
373,186
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
259,000 4.750%,  9/15/2024 247,466
390,000 6.375%,  12/15/2025 362,545
173,000 5.250%,  5/15/2027 149,195
Intercontinental Exchange, Inc.
650,000 4.950%,  6/15/2052 613,315
Invitation Homes Operating
Partnership, LP
670,000 2.000%,  8/15/2031 513,294
J.P. Morgan Chase & Company
450,000 0.824%,  6/1/2025
b
427,787
774,000 1.561%,  12/10/2025
b
724,695
725,000 1.040%,  2/4/2027
b
645,647
714,000 1.578%,  4/22/2027
b
641,324
1,075,000 2.947%,  2/24/2028
b
987,029
1,350,000 4.203%,  7/23/2029
b
1,283,127
700,000 2.522%,  4/22/2031
b
592,091
975,000 1.953%,  2/4/2032
b
776,870
1,073,000 4.586%,  4/26/2033
b
1,022,883
805,000 4.912%,  7/25/2033
b
786,625
1,125,000 3.882%,  7/24/2038
b
970,806
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
112,000 5.000%,  8/15/2028
f
91,819
KeyBank NA/Cleveland, OH
599,000 5.000%,  1/26/2033 518,409
KeyCorp
425,000 3.878%,  5/23/2025
b
393,014
Kimco Realty Corporation
1,072,000 3.300%,  2/1/2025 1,024,949
Lloyds Banking Group plc
802,000 5.871%,  3/6/2029
b
795,225
LPL Holdings, Inc.
340,000 4.000%,  3/15/2029
f
298,288
Macquarie Airfinance Holdings,
Ltd.
137,000 8.375%,  5/1/2028
f
138,910
Macquarie Group, Ltd.
961,000 1.201%,  10/14/2025
b,f
901,090
Manufacturers & Traders Trust
Company
803,000 4.700%,  1/27/2028 750,882
Marsh & McLennan Companies,
Inc.
201,000 5.450%,  3/15/2053 204,568
Massachusetts Mutual Life
Insurance Company
1,000,000 3.200%,  12/1/2061
*
645,189
Principal
Amount Long-Term Fixed Income (37.0%) Value
Financials (3.2%) - continued
Mitsubishi UFJ Financial Group,
Inc.
$ 730,000 0.962%,  10/11/2025
b
$ 681,112
802,000 5.422%,  2/22/2029
b
797,750
1,350,000 2.048%,  7/17/2030 1,094,553
Molina Healthcare, Inc.
286,000 4.375%,  6/15/2028
f
263,649
Morgan Stanley
825,000 2.630%,  2/18/2026
b
782,103
475,000 2.188%,  4/28/2026
b
445,886
1,350,000 4.350%,  9/8/2026 1,303,751
1,053,000 5.050%,  1/28/2027
b
1,044,226
1,704,000 3.591%,  7/22/2028
b
1,572,263
535,000 5.164%,  4/20/2029
b
528,465
1,250,000 3.622%,  4/1/2031
b
1,126,363
535,000 5.250%,  4/21/2034
b
528,285
939,000 5.297%,  4/20/2037
b
888,477
700,000 2.802%,  1/25/2052
b
459,311
MPT Operating Partnership, LP/
MPT Finance Corporation
385,000 4.625%,  8/1/2029 291,045
Nasdaq, Inc.
575,000 3.250%,  4/28/2050 388,733
Nationstar Mortgage Holdings,
Inc.
277,000 6.000%,  1/15/2027
f
257,689
NatWest Group plc
850,000 4.445%,  5/8/2030
b
781,280
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
417,000 4.500%,  9/30/2028
f
320,776
New York Life Global Funding
812,000 4.550%,  1/28/2033
f
782,173
Office Properties Income Trust
120,000 2.650%,  6/15/2026 88,435
Omega Healthcare Investors, Inc.
774,000 3.625%,  10/1/2029 634,311
725,000 3.375%,  2/1/2031 575,061
OneMain Finance Corporation
470,000 6.875%,  3/15/2025 465,362
430,000 3.875%,  9/15/2028 351,525
Owl Rock Capital Corporation
225,000 4.250%,  1/15/2026 208,149
Owl Rock Core Income
Corporation
670,000 4.700%,  2/8/2027 607,972
Owl Rock Technology Finance
Corporation
225,000 4.750%,  12/15/2025
f
203,755
Park Intermediate Holdings, LLC
444,000 4.875%,  5/15/2029
f
382,639
Pine Street Trust I
805,000 4.572%,  2/15/2029
f
737,469
PNC Financial Services Group,
Inc.
748,000 5.812%,  6/12/2026
b
743,449
1,074,000 4.626%,  6/6/2033
b
987,954
PRA Group, Inc.
332,000 7.375%,  9/1/2025
f
315,603
138,000 8.375%,  2/1/2028
f
125,062

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.0%) Value
Financials (3.2%) - continued
Principal Life Global Funding II
$ 720,000 1.250%,  8/16/2026
f
$ 627,586
Prologis, LP
536,000 2.875%,  11/15/2029 469,134
Prudential Financial, Inc.
1,020,000 5.125%,  3/1/2052
b
920,927
Radian Group, Inc.
270,000 4.875%,  3/15/2027 254,637
Realty Income Corporation
341,000 4.125%,  10/15/2026 327,077
947,000 5.625%,  10/13/2032 957,048
1,000,000 2.850%,  12/15/2032 813,277
Regency Centers, LP
1,180,000 4.125%,  3/15/2028 1,102,064
RHP Hotel Properties, LP/RHP
Finance Corporation
163,000 7.250%,  7/15/2028
f
164,667
RLJ Lodging Trust, LP
140,000 3.750%,  7/1/2026
f
128,450
295,000 4.000%,  9/15/2029
f
247,058
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
340,000 3.625%,  3/1/2029
f
285,759
Royal Bank of Canada
669,000 5.000%,  5/2/2033 652,824
Santander Holdings USA, Inc.
268,000 6.499%,  3/9/2029
b
265,088
Santander UK Group Holdings plc
900,000 1.673%,  6/14/2027
b
775,383
Service Properties Trust
159,000 4.650%,  3/15/2024 156,364
90,000 4.350%,  10/1/2024 86,600
302,000 7.500%,  9/15/2025 296,563
290,000 5.500%,  12/15/2027 254,972
Simon Property Group, LP
1,100,000 3.800%,  7/15/2050 813,843
SLM Corporation
140,000 4.200%,  10/29/2025 130,067
Societe Generale SA
840,000 4.750%,  11/24/2025
f
800,090
Spirit Realty, LP
1,100,000 2.100%,  3/15/2028 921,812
Standard Chartered plc
1,609,000 1.822%,  11/23/2025
b,f
1,504,370
Sumitomo Mitsui Financial Group,
Inc.
840,000 3.010%,  10/19/2026 776,390
804,000 5.710%,  1/13/2030 813,629
700,000 1.710%,  1/12/2031 545,094
Synchrony Financial
330,000 4.250%,  8/15/2024 318,163
71,000 7.250%,  2/2/2033 63,941
Synovus Bank
1,049,000 5.625%,  2/15/2028 947,758
Toronto-Dominion Bank
804,000 5.156%,  1/10/2028 798,654
Truist Financial Corporation
519,000 6.047%,  6/8/2027
b
519,215
383,000 5.125%,  12/15/2027
b,k
293,091
699,000 5.122%,  1/26/2034
b,h
662,388
Principal
Amount Long-Term Fixed Income (37.0%) Value
Financials (3.2%) - continued
U.S. Bancorp
$ 536,000 5.727%,  10/21/2026
b
$ 535,692
744,000 5.775%,  6/12/2029
b
743,778
178,000 5.836%,  6/12/2034
b
179,288
UBS Group AG
565,000 2.593%,  9/11/2025
b,f
538,542
1,375,000 2.193%,  6/5/2026
b,f
1,260,832
668,000 3.091%,  5/14/2032
b,f
540,362
UDR, Inc.
675,000 2.100%,  8/1/2032 512,419
United Wholesale Mortgage, LLC
89,000 5.500%,  11/15/2025
f
84,684
218,000 5.500%,  4/15/2029
f
186,935
UnitedHealth Group, Inc.
536,000 5.875%,  2/15/2053 595,350
806,000 4.750%,  5/15/2052 764,614
269,000 4.950%,  5/15/2062 258,608
970,000 4.625%,  7/15/2035 948,341
USI, Inc./NY
112,000 6.875%,  5/1/2025
f
111,160
Wells Fargo & Company
363,000 3.000%,  4/22/2026 341,329
1,140,000 3.000%,  10/23/2026 1,058,221
805,000 3.526%,  3/24/2028
b
751,346
1,200,000 2.393%,  6/2/2028
b
1,069,357
441,000 5.389%,  4/24/2034
b
438,184
930,000 4.900%,  11/17/2045 818,447
Welltower OP, LLC
675,000 2.050%,  1/15/2029 561,143
Willis North America, Inc.
1,074,000 4.650%,  6/15/2027 1,043,083
XHR, LP
140,000 6.375%,  8/15/2025
f
137,421
153,000 4.875%,  6/1/2029
f
131,197
Total 137,089,941
Foreign Government (<0.1%)
NBN Company, Ltd.
1,025,000 2.625%,  5/5/2031
f
859,751
Total 859,751
Mortgage-Backed Securities (8.6%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
22,221,518 2.500%,  5/1/2051 18,925,342
7,249,797 3.500%,  5/1/2052 6,612,556
6,969,730 4.000%,  5/1/2052 6,584,457
19,463,846 3.500%,  6/1/2052 17,761,812
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
5,782,161 2.500%,  7/1/2030 5,373,115
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
2,000,000 2.000%,  7/1/2038
d
1,772,188
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
6,462,563 3.000%,  12/1/2036 5,970,952

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.0%) Value
Mortgage-Backed Securities (8.6%) - continued
$ 5,374,248 3.000%,  8/1/2038 $ 4,958,832
7,902,032 3.500%,  5/1/2040 7,414,975
6,108,422 2.500%,  4/1/2042 5,311,409
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
18,107,648 3.000%,  1/1/2052 16,008,917
2,998,836 2.000%,  2/1/2051 2,467,004
1,896,145 2.000%,  2/1/2051 1,558,261
6,739,974 2.500%,  2/1/2051 5,763,549
11,253,429 2.500%,  2/1/2051 9,598,041
32,525,538 2.000%,  3/1/2051 26,650,953
18,694,486 3.000%,  3/1/2052 16,498,748
21,482,004 2.000%,  4/1/2051 17,626,457
10,775,953 3.000%,  4/1/2051 9,517,150
11,066,959 3.000%,  5/1/2050 9,837,148
3,604,028 2.000%,  5/1/2051 2,951,952
8,908,347 3.000%,  5/1/2051 7,946,791
7,225,844 3.000%,  6/1/2050 6,457,355
2,300,000 5.000%,  6/1/2053
d
2,268,126
16,892,625 2.500%,  7/1/2051 14,387,478
4,997,274 3.500%,  7/1/2051 4,609,530
2,552,722 2.500%,  8/1/2050 2,196,648
10,263,239 3.500%,  8/1/2050 9,483,001
7,858,017 3.500%,  9/1/2052 7,193,833
11,622,123 4.000%,  10/1/2052 10,931,538
3,622,302 2.000%,  11/1/2051 2,959,937
14,525,359 2.000%,  12/1/2050 11,947,023
22,703,118 2.500%,  12/1/2051 19,380,853
10,200,841 4.500%,  12/1/2052 9,877,851
4,750,000 5.000%,  7/1/2041
d
4,654,258
900,000 5.500%,  7/1/2042
d
895,641
16,650,000 4.500%,  7/1/2048
d
16,007,414
17,500,000 4.000%,  7/1/2049
d
16,421,973
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
19,855,452 2.500%,  3/1/2062 16,252,875
5,267,597 3.500%,  7/1/2061 4,768,173
6,040,119 4.000%,  12/1/2061 5,668,902
Total 373,473,018
Technology (0.7%)
Advanced Micro Devices, Inc.
537,000 4.393%,  6/1/2052 488,916
Analog Devices, Inc.
1,000,000 2.950%,  10/1/2051 706,337
Apple, Inc.
938,000 2.650%,  2/8/2051 647,919
1,975,000 3.750%,  9/12/2047 1,706,867
AthenaHealth Group, Inc.
390,000 6.500%,  2/15/2030
f,h
328,240
Black Knight InfoServ, LLC
478,000 3.625%,  9/1/2028
f
429,493
Broadcom, Inc.
448,000 3.469%,  4/15/2034
f
367,498
1,072,000 3.137%,  11/15/2035
f
822,272
1,100,000 3.187%,  11/15/2036
f
831,328
460,000 4.926%,  5/15/2037
f
416,302
Cloud Software Group, Inc.
312,000 6.500%,  3/31/2029
f
277,799
109,000 9.000%,  9/30/2029
f
95,204
Principal
Amount Long-Term Fixed Income (37.0%) Value
Technology (0.7%) - continued
CommScope Technologies, LLC
$ 631,000 6.000%,  6/15/2025
f,h
$ 588,136
CommScope, Inc.
310,000 7.125%,  7/1/2028
f,h
220,100
Dell International, LLC/EMC
Corporation
1,288,000 6.020%,  6/15/2026 1,309,135
Fiserv, Inc.
914,000 2.250%,  6/1/2027 820,791
960,000 2.650%,  6/1/2030 818,117
468,000 5.600%,  3/2/2033 476,336
Gartner, Inc.
200,000 3.625%,  6/15/2029
f
176,065
480,000 3.750%,  10/1/2030
f
418,041
Global Payments, Inc.
805,000 5.300%,  8/15/2029 784,274
Intel Corporation
536,000 4.875%,  2/10/2026 534,445
536,000 4.875%,  2/10/2028 533,974
Iron Mountain, Inc.
250,000 5.000%,  7/15/2028
f
231,645
540,000 4.875%,  9/15/2029
f
483,374
300,000 5.250%,  7/15/2030
f
270,316
440,000 4.500%,  2/15/2031
f
378,061
KLA Corporation
804,000 3.300%,  3/1/2050 602,953
Mastercard, Inc.
566,000 3.950%,  2/26/2048 501,563
Microchip Technology, Inc.
450,000 0.983%,  9/1/2024 425,057
Microsoft Corporation
494,000 3.041%,  3/17/2062 360,223
950,000 3.700%,  8/8/2046 830,897
MSCI, Inc.
375,000 4.000%,  11/15/2029
f
339,383
NCR Corporation
419,000 5.125%,  4/15/2029
f
370,924
416,000 6.125%,  9/1/2029
f
416,348
NXP BV/NXP Funding, LLC
475,000 5.550%,  12/1/2028 477,945
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
476,000 4.300%,  6/18/2029 448,594
475,000 3.250%,  5/11/2041 345,719
Open Text Corporation
185,000 3.875%,  12/1/2029
f
154,635
545,000 4.125%,  2/15/2030
f
461,508
Oracle Corporation
536,000 6.900%,  11/9/2052 601,589
1,340,000 6.150%,  11/9/2029 1,395,700
1,400,000 3.850%,  7/15/2036 1,168,424
1,266,000 4.000%,  7/15/2046 973,062
PTC, Inc.
220,000 3.625%,  2/15/2025
f
212,441
210,000 4.000%,  2/15/2028
f
193,328
Rackspace Technology Global,
Inc.
430,000 5.375%,  12/1/2028
f
133,488
Roper Technologies, Inc.
750,000 1.750%,  2/15/2031 594,939

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.0%) Value
Technology (0.7%) - continued
Seagate HDD Cayman
$ 163,000 8.500%,  7/15/2031
f
$ 170,936
424,780 9.625%,  12/1/2032
f
468,718
Sensata Technologies, Inc.
319,000 3.750%,  2/15/2031
f
272,902
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
150,000 4.625%,  11/1/2026
f
140,665
SS&C Technologies, Inc.
880,000 5.500%,  9/30/2027
f
842,449
Texas Instruments, Inc.
535,000 5.050%,  5/18/2063 536,061
Viavi Solutions, Inc.
319,000 3.750%,  10/1/2029
f
271,055
Visa, Inc.
1,073,000 2.000%,  8/15/2050 658,466
1,150,000 2.700%,  4/15/2040 883,413
VMware, Inc.
417,000 4.650%,  5/15/2027 405,155
875,000 2.200%,  8/15/2031 687,575
Total 31,507,100
Transportation (0.3%)
Allegiant Travel Company
252,000 7.250%,  8/15/2027
f
251,070
American Airlines Group, Inc.
97,000 3.750%,  3/1/2025
f
92,030
American Airlines, Inc.
556,000 11.750%,  7/15/2025
f
609,670
200,000 7.250%,  2/15/2028
f
198,809
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
944,000 5.500%,  4/20/2026
f
935,211
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
360,000 5.375%,  3/1/2029
f,h
333,922
Burlington Northern Santa Fe, LLC
631,000 2.875%,  6/15/2052 431,373
850,000 5.750%,  5/1/2040 898,994
530,000 4.450%,  3/15/2043 481,490
Canadian Pacific Railway
Company
537,000 4.700%,  5/1/2048 487,604
CSX Corporation
720,000 3.800%,  4/15/2050 574,205
Delta Air Lines, Inc.
164,000 7.000%,  5/1/2025
f
167,492
70,000 7.375%,  1/15/2026 72,974
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
1,126,000 4.750%,  10/20/2028
f
1,092,996
ERAC USA Finance, LLC
536,000 5.400%,  5/1/2053
f
535,143
Hawaiian Brand Intellectual
Property, Ltd.
269,000 5.750%,  1/20/2026
f
254,619
Hertz Corporation
260,000 4.625%,  12/1/2026
f
234,650
313,000 5.000%,  12/1/2029
f
258,737
Mileage Plus Holdings, LLC
1,072,800 6.500%,  6/20/2027
f
1,075,478
Principal
Amount Long-Term Fixed Income (37.0%) Value
Transportation (0.3%) - continued
Norfolk Southern Corporation
$ 1,875,000 4.450%,  3/1/2033 $ 1,794,091
Penske Truck Leasing Company,
LP/PTL Finance Corporation
788,000 5.750%,  5/24/2026
f
780,461
Rand Parent, LLC
289,000 8.500%,  2/15/2030
f,h
261,647
Ryder System, Inc.
537,000 2.850%,  3/1/2027 490,586
Southwest Airlines Company
910,000 2.625%,  2/10/2030 773,456
Union Pacific Corporation
1,074,000 2.973%,  9/16/2062 699,300
United Airlines, Inc.
307,000 4.375%,  4/15/2026
f
291,682
256,000 4.625%,  4/15/2029
f
233,259
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
366,000 6.375%,  2/1/2030
f
294,715
XPO Escrow Sub, LLC
335,000 7.500%,  11/15/2027
f
342,313
Total 14,947,977
U.S. Government & Agencies (13.3%)
U.S. Treasury Bonds
1,165,000 3.625%,  5/15/2053 1,119,674
20,680,000 1.625%,  11/15/2050 12,842,603
16,875,000 2.250%,  11/15/2027 15,542,798
12,250,000 3.875%,  12/31/2027 12,078,213
31,750,000 2.875%,  5/15/2028 29,957,861
14,120,000 5.250%,  11/15/2028 14,845,305
38,050,000 1.625%,  8/15/2029 33,179,303
11,850,000 1.500%,  2/15/2030 10,149,340
6,250,000 0.875%,  11/15/2030 5,057,617
850,000 1.375%,  11/15/2031 700,885
24,275,000 4.125%,  11/15/2032 24,806,015
1,075,000 4.375%,  5/15/2040 1,135,847
41,740,000 1.375%,  11/15/2040 27,926,669
600,000 3.000%,  5/15/2042 515,719
493,000 3.875%,  2/15/2043 480,675
27,658,000 2.500%,  5/15/2046 21,267,489
35,275,000 2.875%,  5/15/2049 29,155,614
U.S. Treasury Notes
14,200,000 0.125%,  10/15/2023 13,994,766
60,650,000 0.750%,  12/31/2023 59,299,590
65,780,000 2.500%,  1/31/2024 64,687,949
10,000,000 3.000%,  6/30/2024 9,764,062
12,780,000 2.125%,  7/31/2024 12,341,686
15,100,000 2.250%,  11/15/2024 14,500,719
8,000,000 2.125%,  11/30/2024 7,661,250
3,700,000 1.375%,  1/31/2025 3,489,418
15,900,000 4.625%,  2/28/2025 15,776,402
40,300,000 3.875%,  3/31/2025 39,508,168
6,000,000 0.250%,  8/31/2025 5,443,594
33,790,000 2.625%,  1/31/2026 32,157,257
3,050,000 0.500%,  2/28/2026 2,739,758
22,580,000 2.500%,  2/28/2026 21,402,488
2,350,000 0.500%,  4/30/2027 2,036,789
4,300,000 0.750%,  1/31/2028 3,688,594
16,200,000 3.500%,  1/31/2028 15,731,086

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.0%) Value
U.S. Government & Agencies (13.3%) -
continued
$ 13,400,000 3.625%,  3/31/2028 $ 13,088,031
Total 578,073,234
Utilities (0.6%)
AES Corporation
1,069,000 3.950%,  7/15/2030
f
958,378
Ameren Illinois Company
720,000 4.500%,  3/15/2049 654,375
American Electric Power
Company, Inc.
468,000 5.625%,  3/1/2033 475,797
Appalachian Power Company
560,000 3.300%,  6/1/2027 522,703
Berkshire Hathaway Energy
Company
900,000 4.500%,  2/1/2045 769,545
Calpine Corporation
311,000 4.500%,  2/15/2028
f
281,558
CenterPoint Energy Resources
Corporation
750,000 1.750%,  10/1/2030 601,326
CenterPoint Energy, Inc.
225,000 4.250%,  11/1/2028 210,456
Commonwealth Edison Company
800,000 3.700%,  3/1/2045 634,603
Consolidated Edison Company of
New York, Inc.
384,000 4.500%,  12/1/2045 334,012
900,000 4.125%,  5/15/2049 737,567
Consumers Energy Company
880,000 4.350%,  4/15/2049 772,911
DTE Electric Company
760,000 3.700%,  3/15/2045 603,718
640,000 3.700%,  6/1/2046 500,210
Duke Energy Carolinas, LLC
960,000 3.700%,  12/1/2047 752,357
Duke Energy Florida, LLC
775,000 3.200%,  1/15/2027 734,201
Duke Energy Indiana, LLC
1,085,000 3.750%,  5/15/2046 841,608
Edison International
759,000 5.750%,  6/15/2027 759,036
Eversource Energy
669,000 4.750%,  5/15/2026 655,675
Exelon Corporation
575,000 4.700%,  4/15/2050 508,155
642,000 4.450%,  4/15/2046 545,191
FirstEnergy Corporation
669,000 5.350%,  7/15/2047 600,110
Georgia Power Company
455,000 4.950%,  5/17/2033 449,129
ITC Holdings Corporation
560,000 5.300%,  7/1/2043 525,775
Jersey Central Power & Light
Company
375,000 2.750%,  3/1/2032
f
309,306
National Rural Utilities Cooperative
Finance Corporation
331,000 3.700%,  3/15/2029 305,547
Principal
Amount Long-Term Fixed Income (37.0%) Value
Utilities (0.6%) - continued
NextEra Energy Capital Holdings,
Inc.
$ 672,000 6.051%,  3/1/2025 $ 674,527
NextEra Energy Operating
Partners, LP
600,000 3.875%,  10/15/2026
f
557,596
NiSource Finance Corporation
675,000 5.650%,  2/1/2045 674,389
NRG Energy, Inc.
115,000 3.375%,  2/15/2029
f
94,056
804,000 4.450%,  6/15/2029
f
710,614
195,000 5.250%,  6/15/2029
f
174,375
Pacific Gas and Electric Company
700,000 3.300%,  12/1/2027 613,683
467,000 4.550%,  7/1/2030 422,647
PacifiCorp
519,000 5.500%,  5/15/2054 486,927
PG&E Corporation
379,000 5.000%,  7/1/2028 347,772
PPL Electric Utilities Corporation
440,000 3.950%,  6/1/2047 368,428
Public Service Company of
Colorado
806,000 4.500%,  6/1/2052 702,696
San Diego Gas & Electric
Company
900,000 4.150%,  5/15/2048 750,573
Southern California Edison
Company
825,000 4.000%,  4/1/2047 655,025
Southern Company
1,074,000 5.113%,  8/1/2027 1,063,975
Southern Company Gas Capital
Corporation
600,000 4.400%,  5/30/2047 498,136
Southwestern Electric Power
Company
542,000 3.900%,  4/1/2045 413,720
Talen Energy Supply, LLC
267,000 8.625%,  6/1/2030
f
276,345
TerraForm Power Operating, LLC
520,000 5.000%,  1/31/2028
f
478,743
Virginia Electric and Power
Company
750,000 4.600%,  12/1/2048 667,928
Vistra Operations Company, LLC
900,000 5.125%,  5/13/2025
f
877,460
640,000 5.000%,  7/31/2027
f
599,051
Xcel Energy, Inc.
604,000 4.600%,  6/1/2032 570,360
Total 27,722,275
Total Long-Term Fixed Income
(cost $1,754,164,167) 1,611,718,525
Shares
Registered Investment
Companies ( 36.8% ) Value
U.S. Affiliated  (36.4%)
18,542,107 Thrivent Core Emerging Markets
Debt Fund 142,217,961
4,105,466 Thrivent Core Emerging Markets
Equity Fund 35,265,955

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (36.8%) Value
U.S. Affiliated  (36.4%)- continued
3,238,469 Thrivent Core International Equity
Fund $ 31,801,769
7,585,892 Thrivent Core Low Volatility Equity
Fund 87,920,490
4,352,231 Thrivent Core Mid Cap Value Fund 43,696,397
4,010,082 Thrivent Core Small Cap Value
Fund 36,892,754
4,279,028 Thrivent Global Stock Portfolio 54,612,802
24,314,070 Thrivent High Yield Portfolio 97,951,661
34,270,326 Thrivent Income Portfolio 294,861,885
13,398,363 Thrivent International Allocation
Portfolio 119,343,235
1,678,136 Thrivent International Index
Portfolio 21,187,972
13,395,231 Thrivent Large Cap Value Portfolio 274,086,515
17,979,022 Thrivent Limited Maturity Bond
Portfolio 168,835,602
5,177,400 Thrivent Mid Cap Stock Portfolio 97,984,373
4,449,627 Thrivent Small Cap Stock Portfolio 73,979,492
Total 1,580,638,863
U.S. Unaffiliated  (0.4%)
10,873 Communication Services Select
Sector SPDR Fund 707,615
4,745 Invesco QQQ Trust Series 1 1,752,898
1,416 iShares Russell 2000 Growth Index
Fund 343,606
26,826 SPDR Bloomberg High Yield Bond
ETF 2,468,797
32,626 SPDR S&P 500 ETF Trust 14,462,453
10,430 SPDR S&P Biotech ETF 867,776
3,390 SPDR S&P Oil & Gas Exploration
ETF 436,734
Total 21,039,879
Total Registered Investment
Companies (cost $1,545,055,281) 1,601,678,742
Shares Common Stock ( 15.1% ) Value
Communications Services (1.1%)
27,648 Alphabet, Inc., Class A
m
3,309,466
136,648 Alphabet, Inc., Class C
m
16,530,309
6,204 AMC Networks, Inc.
m
74,138
2,477 Bumble, Inc.
m
41,564
35 Cable One, Inc. 22,998
106,030 Comcast Corporation 4,405,546
8,657 DISH Network Corporation
m
57,050
6,813 EchoStar Corporation
m
118,137
345 Electronic Arts, Inc. 44,746
7,220 Emerald Holding, Inc.
m
29,602
2,396 Entravision Communications
Corporation 10,518
7,902 Frontier Communications Parent,
Inc.
m
147,293
15,093 iHeartMedia, Inc.
m
54,939
3,994 Imax Corporation
m
67,858
3,077 Interpublic Group of Companies,
Inc. 118,711
500 Liberty Broadband Corporation,
Class C
m
40,055
9,804 Liberty Global plc, Class A
m
165,295
29,022 Liberty Global plc, Class C
m
515,721
Shares Common Stock (15.1%) Value
Communications Services (1.1%) - continued
6,774 Liberty Latin America, Ltd., Class
A
m
$ 59,273
576 Liberty Latin America, Ltd., Class
C
m
4,965
2,339 Live Nation Entertainment, Inc.
m
213,106
1,747 Match Group, Inc.
m
73,112
31,818 Meta Platforms, Inc.
m
9,131,130
8,872 Netflix, Inc.
m
3,908,027
2,261 New York Times Company 89,038
2,612 Omnicom Group, Inc. 248,532
47,074 QuinStreet, Inc.
m
415,663
3,007 Shutterstock, Inc. 146,351
1,141 TechTarget, Inc.
m
35,519
4,777 Telephone and Data Systems, Inc. 39,315
6,198 Trade Desk, Inc.
m
478,610
1,143 Tripadvisor, Inc.
m
18,848
30,483 Verizon Communications, Inc. 1,133,663
23,168 Walt Disney Company
m
2,068,439
57,112 Warner Brothers Discovery, Inc.
m
716,184
6,476 Windstream Services, LLC
m
61,522
166 Yelp, Inc.
m
6,044
19,250 Ziff Davis, Inc.
m
1,348,655
1,676 ZipRecruiter, Inc.
m
29,766
47,800 ZoomInfo Technologies, Inc.
m
1,213,642
Total 47,193,350
Consumer Discretionary (1.7%)
4,819 2U, Inc.
m
19,421
122,947 Amazon.com, Inc.
m
16,027,371
921 American Axle & Manufacturing
Holdings, Inc.
m
7,617
19,310 Aptiv plc
m
1,971,358
5,299 Autoliv, Inc. 450,627
62 AutoNation, Inc.
m
10,206
1,399 Beazer Homes USA, Inc.
m
39,578
1,222 Best Buy Company, Inc. 100,143
2,995 Bloomin' Brands, Inc. 80,536
1,328 Booking Holdings, Inc.
m
3,586,038
6,237 Boot Barn Holdings, Inc.
m
528,211
918 Boyd Gaming Corporation 63,682
1,265 Brunswick Corporation 109,600
3,005 Buckle, Inc. 103,973
1,559 Cedar Fair, LP 62,313
3,089 Cheesecake Factory, Inc. 106,818
615 Chegg, Inc.
m
5,461
3,577 Chico's FAS, Inc.
m
19,137
984 Chipotle Mexican Grill, Inc.
m
2,104,776
48,417 Clarus Corporation 442,531
4,241 Container Store Group, Inc.
m
13,317
20,943 Cooper-Standard Holdings, Inc.
m
298,647
710 Crocs, Inc.
m
79,832
1,625 Culp, Inc.
m
8,076
9,729 D.R. Horton, Inc. 1,183,922
12,048 Dana, Inc. 204,816
11,620 Darden Restaurants, Inc. 1,941,470
2,091 Deckers Outdoor Corporation
m
1,103,337
5,537 Designer Brands, Inc.
h
55,924
6,026 Domino's Pizza, Inc. 2,030,702
403 Dorman Products, Inc.
m
31,768
3,373 eBay, Inc. 150,739
54,795 Everi Holdings, Inc.
m
792,336
10,968 Five Below, Inc.
m
2,155,651
30,539 Ford Motor Company 462,055
8,351 Fox Factory Holding Corporation
m
906,167
11,045 Gap, Inc. 98,632

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (15.1%) Value
Consumer Discretionary (1.7%) - continued
44,490 General Motors Company $ 1,715,534
6,693 Gentex Corporation 195,837
18,647 Goodyear Tire & Rubber
Company
m
255,091
346 Grand Canyon Education, Inc.
m
35,711
2,245 Green Brick Partners, Inc.
m
127,516
8,977 Harley-Davidson, Inc. 316,080
326 Hibbet, Inc. 11,831
2,153 Hilton Grand Vacations, Inc.
m
97,832
10,610 Hilton Worldwide Holdings, Inc. 1,544,285
21,547 Home Depot, Inc. 6,693,360
3,274 Hyatt Hotels Corporation 375,135
817 KB Home 42,247
5,767 Laureate Education, Inc. 69,723
1,764 La-Z-Boy, Inc. 50,521
3,436 Lear Corporation 493,238
1,009 Lennar Corporation 126,438
7,473 Lowe's Companies, Inc. 1,686,656
229 Lululemon Athletica, Inc.
m
86,676
1,159 M/I Homes, Inc.
m
101,053
4,304 Macy's, Inc. 69,079
124 Malibu Boats, Inc.
m
7,274
4,006 MarineMax, Inc.
m
136,845
964 Marriott International, Inc./MD 177,077
120 Marriott Vacations Worldwide
Corporation 14,726
6,455 McDonald's Corporation 1,926,237
224 Meritage Homes Corporation 31,868
4,326 MGM Resorts International 189,998
1,927 Modine Manufacturing Company
m
63,630
5,304 Mohawk Industries, Inc.
m
547,161
9,592 Nordstrom, Inc. 196,348
225 NVR, Inc.
m
1,428,889
1,613 ODP Corporation
m
75,521
2,841 O'Reilly Automotive, Inc.
m
2,714,007
736 Oxford Industries, Inc. 72,437
8,237 Papa John's International, Inc. 608,138
2,304 PENN Entertainment, Inc.
m
55,365
22,913 Planet Fitness, Inc.
m
1,545,253
3,122 Playa Hotels and Resorts NV
m
25,413
2,863 Polaris, Inc. 346,223
124 Pool Corporation 46,455
1,320 PulteGroup, Inc. 102,538
3,319 PVH Corporation 282,015
2,983 Ross Stores, Inc. 334,484
833 Royal Caribbean Cruises, Ltd.
m
86,415
1,197 SeaWorld Entertainment, Inc.
m
67,044
1,045 Six Flags Entertainment
Corporation
m
27,149
12,440 Skyline Champion Corporation
m
814,198
6,140 Sonos, Inc.
m
100,266
11,064 Sony Group Corporation ADR 996,203
26,592 Stoneridge, Inc.
m
501,259
428 Taylor Morrison Home
Corporation
m
20,874
30,790 Tesla, Inc.
m
8,059,898
1,566 Texas Roadhouse, Inc. 175,830
38,720 ThredUp, Inc.
m
94,477
303 TopBuild Corporation
m
80,604
8,340 Travel + Leisure Company 336,436
516 Ulta Beauty, Inc.
m
242,827
3,938 Upbound Group, Inc. 122,590
100 Vail Resorts, Inc. 25,176
1,238 Vera Bradley, Inc.
m
7,911
1,705 Visteon Corporation
m
244,855
Shares Common Stock (15.1%) Value
Consumer Discretionary (1.7%) - continued
8,704 Wendy's Company $ 189,312
2,332 Wingstop, Inc. 466,773
10,778 Wyndham Hotels & Resorts, Inc. 739,047
1,059 Zumiez, Inc.
m
17,643
Total 75,795,320
Consumer Staples (0.7%)
27,757 Altria Group, Inc. 1,257,392
18,028 BJ's Wholesale Club Holdings,
Inc.
m
1,135,944
600 Boston Beer Company, Inc.
m
185,064
874 Cal-Maine Foods, Inc. 39,330
5,251 Casey's General Stores, Inc. 1,280,614
13,456 Celsius Holdings, Inc.
m
2,007,501
7,881 Coca-Cola Company 474,594
14,680 Colgate-Palmolive Company 1,130,947
70,951 Coty, Inc.
m
871,988
862 Darling Ingredients, Inc.
m
54,987
10,396 e.l.f. Beauty, Inc.
m
1,187,535
2,688 Edgewell Personal Care Company 111,041
8,056 Flowers Foods, Inc. 200,433
678 Hain Celestial Group, Inc.
m
8,482
149 Hershey Company 37,205
17,159 Hormel Foods Corporation 690,135
666 Ingredion, Inc. 70,563
2,781 J & J Snack Foods Corporation 440,399
709 John B. Sanfilippo & Son, Inc. 83,145
7,582 Kroger Company 356,354
22,099 Lamb Weston Holdings, Inc. 2,540,280
6,869 Lancaster Colony Corporation 1,381,287
20,748 Mondelez International, Inc. 1,513,359
541 PepsiCo, Inc. 100,204
41,515 Philip Morris International, Inc. 4,052,694
3,014 Post Holdings, Inc.
m
261,163
4,984 Primo Water Corporation 62,499
9,436 Procter & Gamble Company 1,431,819
55 Seneca Foods Corporation
m
1,798
13,595 Sysco Corporation 1,008,749
21,060 Turning Point Brands, Inc. 505,651
8,453 Tyson Foods, Inc. 431,441
36,290 US Foods Holding Corporation
m
1,596,760
28,783 Walmart, Inc. 4,524,112
Total 31,035,469
Energy (0.6%)
7,812 Antero Midstream Corporation 90,619
5,990 APA Corporation 204,678
3,432 Archrock, Inc. 35,178
2,331 Baker Hughes Company 73,683
31,212 BP plc ADR 1,101,471
2,172 Cactus, Inc. 91,919
1,441 California Resources Corporation 65,263
3,516 Cheniere Energy, Inc. 535,698
1,148 Chesapeake Energy Corporation 96,065
2,761 Chevron Corporation 434,443
745 Chord Energy Corporation 114,581
141 Civitas Resources, Inc. 9,781
5,947 Clean Energy Fuels Corporation
m
29,497
687 Comstock Resources, Inc. 7,969
14,223 ConocoPhillips 1,473,645
1,267 CVR Energy, Inc. 37,959
14,316 Devon Energy Corporation 692,035
42,786 Enterprise Products Partners, LP 1,127,411
4,397 EQT Corporation 180,849

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (15.1%) Value
Energy (0.6%) - continued
896 Evolution Petroleum Corporation $ 7,231
26,636 Exxon Mobil Corporation 2,856,711
52 Gulfport Energy Corporation
m
5,464
107,453 Halliburton Company 3,544,874
1,260 Helmerich & Payne, Inc. 44,667
2,826 HF Sinclair Corporation 126,068
13,251 International Seaways, Inc. 506,718
19,962 Liberty Energy, Inc. 266,892
3,038 Magnolia Oil & Gas Corporation 63,494
3,625 Marathon Oil Corporation 83,448
18,588 Marathon Petroleum Corporation 2,167,361
18,199 Matador Resources Company 952,172
22,061 NOV, Inc. 353,858
624 ONEOK, Inc. 38,513
4,171 Ovintiv, Inc. 158,790
7,051 Par Pacific Holdings, Inc.
m
187,627
1,902 Patterson-UTI Energy, Inc. 22,767
6,295 PBF Energy, Inc. 257,717
5,537 Phillips 66 528,119
13,806 Pioneer Natural Resources
Company 2,860,327
25,556 ProPetro Holding Corporation
m
210,581
623 Range Resources Corporation 18,316
16,310 RPC, Inc. 116,617
4,974 SM Energy Company 157,328
1,240 Solaris Oilfield Infrastructure, Inc. 10,329
3,062 Southwestern Energy Company
m
18,403
17,129 Talos Energy, Inc.
m
237,579
138,232 TechnipFMC plc
m
2,297,416
6,853 U.S. Silica Holdings, Inc.
m
83,127
8,282 Valero Energy Corporation 971,479
12,138 Viper Energy Partners, LP 325,663
3,800 Williams Companies, Inc. 123,994
Total 26,006,394
Financials (2.0%)
16,933 AGNC Investment Corporation 171,531
2,941 Allstate Corporation 320,687
6,690 Ally Financial, Inc. 180,697
4,583 Amalgamated Financial
Corporation 73,740
427 Amerant Bancorp, Inc. 7,340
14,033 American Express Company 2,444,549
1,206 American Financial Group, Inc. 143,213
14,350 American International Group, Inc. 825,699
6,308 Ameriprise Financial, Inc. 2,095,265
2,832 Ameris Bancorp 96,883
4,959 Annaly Capital Management, Inc. 99,230
52 Apollo Global Management, Inc. 3,994
2,500 Arch Capital Group, Ltd.
m
187,125
8,027 Arthur J. Gallagher & Company 1,762,488
2,128 Artisan Partners Asset
Management, Inc. 83,652
6,245 Associated Banc-Corp 101,356
592 Assurant, Inc. 74,426
2,300 Assured Guaranty, Ltd. 128,340
116 Axos Financial, Inc.
m
4,575
5,053 Banc of California, Inc. 58,514
71,322 Bank of America Corporation 2,046,228
3,153 Bank of Marin Bancorp 55,714
1,631 Bank of N.T. Butterfield & Son, Ltd. 44,624
29,383 Bank of New York Mellon
Corporation 1,308,131
1,451 Bank OZK 58,272
1,579 BankFinancial Corporation 12,916
Shares Common Stock (15.1%) Value
Financials (2.0%) - continued
3,818 BankUnited, Inc. $ 82,278
1,689 Banner Corporation 73,759
507 BayCom Corporation 8,457
2,968 BCB Bancorp, Inc. 34,844
8,487 Berkshire Hathaway, Inc.
m
2,894,067
1,164 BlackRock, Inc. 804,487
134 BOK Financial Corporation 10,825
3,843 Bridgewater Bancshares, Inc.
m
37,854
4,631 Brighthouse Financial, Inc.
m
219,278
1,936 Brookline Bancorp, Inc. 16,921
1,669 Business First Bancshares, Inc. 25,152
2,547 Byline Bancorp, Inc. 46,075
4,283 Cadence Bank 84,118
6,641 Capital One Financial Corporation 726,326
46,224 Carlyle Group, Inc. 1,476,857
472 Cathay General Bancorp 15,194
4,184 Cboe Global Markets, Inc. 577,434
14,317 Central Pacific Financial
Corporation 224,920
272 Central Valley Community Bancorp 4,202
10,598 Charles Schwab Corporation 600,695
6,682 Chubb, Ltd. 1,286,686
11,258 Citigroup, Inc. 518,318
3,213 Citizens Financial Group, Inc. 83,795
2,519 CNB Financial Corporation 44,460
52,719 Columbia Banking System, Inc. 1,069,141
20,196 Comerica, Inc. 855,503
1,889 Commerce Bancshares, Inc. 91,994
473 Community Bank System, Inc. 22,174
5,684 Community Trust Bancorp, Inc. 202,180
5,470 ConnectOne Bancorp, Inc. 90,747
980 CrossFirst Bankshares, Inc.
m
9,800
999 Cullen/Frost Bankers, Inc. 107,422
8,960 Customers Bancorp, Inc.
m
271,130
5,798 CVB Financial Corporation 76,997
7,683 Dime Community Bancshares, Inc. 135,451
6,085 Discover Financial Services 711,032
4,594 Eagle Bancorp, Inc. 97,209
3,797 East West Bancorp, Inc. 200,444
7,116 Eastern Bankshares, Inc. 87,313
6,566 Ellington Residential Mortgage
REIT 47,341
1,229 Employers Holdings, Inc. 45,977
2,297 Enova International, Inc.
m
122,017
265 Enterprise Financial Services
Corporation 10,362
1,210 Equity Bancshares, Inc. 27,564
187 Erie Indemnity Company 39,272
1,204 Euronet Worldwide, Inc.
m
141,313
4,755 F.N.B. Corporation 54,397
9,582 Federated Hermes, Inc. 343,515
2,854 Fidelity National Information
Services, Inc. 156,114
1,995 Fifth Third Bancorp 52,289
4,132 Financial Institutions, Inc. 65,038
7,905 First Bancorp/Puerto Rico 96,599
19 First Citizens BancShares, Inc. 24,386
820 First Commonwealth Financial
Corporation 10,373
1,521 First Financial Bankshares, Inc. 43,333
1,589 First Financial Corporation 51,595
14,121 First Foundation, Inc. 56,060
981 First Hawaiian, Inc. 17,668
429 First Horizon Corporation 4,835
1,526 First Internet Bancorp 22,661

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (15.1%) Value
Financials (2.0%) - continued
651 First Interstate BancSystem, Inc. $ 15,520
161 First Merchants Corporation 4,545
831 First Mid-Illinois Bancshares, Inc. 20,060
3,658 First of Long Island Corporation 43,969
5,736 Fiserv, Inc.
m
723,596
225 Five Star Bancorp 5,033
834 FleetCor Technologies, Inc.
m
209,401
3,846 Flushing Financial Corporation 47,267
988 Flywire Corporation
m
30,668
10,210 Fulton Financial Corporation 121,703
8,235 Genworth Financial, Inc.
m
41,175
3,531 Glacier Bancorp, Inc. 110,061
948 Global Life, Inc. 103,920
2,716 Global Payments, Inc. 267,580
3,765 Great Southern Bancorp, Inc. 190,998
2,147 Green Dot Corporation
m
40,235
6,368 Hamilton Lane, Inc. 509,313
1,209 Hancock Whitney Corporation 46,401
15,930 Hanmi Financial Corporation 237,835
1,733 Hanover Insurance Group, Inc. 195,881
3,068 Hartford Financial Services Group,
Inc. 220,957
7,991 Heartland Financial USA, Inc. 222,709
10,858 Heritage Commerce Corporation 89,904
6,654 Heritage Financial Corporation 107,595
2,580 Home BancShares, Inc. 58,824
8,321 HomeStreet, Inc. 49,260
4,851 Hometrust Bancshares, Inc. 101,337
26,923 Hope Bancorp, Inc. 226,692
5,344 Horizon Bancorp, Inc. 55,631
8,074 Houlihan Lokey, Inc. 793,755
4,906 Huntington Bancshares, Inc. 52,887
452 Independent Bank Corporation/MA 20,119
4,613 Independent Bank Corporation/MI 78,236
25,320 Intercontinental Exchange, Inc. 2,863,186
411 International Bancshares
Corporation 18,166
7,354 Invesco Mortgage Capital, Inc. 84,350
10,777 Invesco, Ltd. 181,161
39,162 J.P. Morgan Chase & Company 5,695,721
515 Jack Henry & Associates, Inc. 86,175
19,939 Janus Henderson Group plc 543,338
7,638 KeyCorp 70,575
9,190 Kinsale Capital Group, Inc. 3,438,898
35 KKR & Company, Inc. 1,960
8,372 Loews Corporation 497,129
6,681 M&T Bank Corporation 826,841
1,413 Marsh & McLennan Companies,
Inc. 265,757
21,361 Mastercard, Inc. 8,401,281
552 Mercantile Bank Corporation 15,246
11,659 MetLife, Inc. 659,083
3,783 Metropolitan Bank Holding
Corporation
m
131,384
10,989 MFA Financial, Inc. 123,516
22,884 MGIC Investment Corporation 361,338
4,455 Midland States Bancorp, Inc. 88,699
8,661 MidWestOne Financial Group, Inc. 185,086
7,354 Morgan Stanley 628,032
7,908 Mr. Cooper Group, Inc.
m
400,461
3,539 MSCI, Inc. 1,660,817
478 MVB Financial Corporation 10,076
25,040 Nasdaq, Inc. 1,248,244
6,418 Navient Corporation 119,246
Shares Common Stock (15.1%) Value
Financials (2.0%) - continued
12,201 New York Community Bancorp,
Inc.
h
$ 137,139
18,883 NMI Holdings, Inc.
m
487,559
4,219 OceanFirst Financial Corporation 65,901
2,096 OFG Bancorp 54,664
3,539 Old National Bancorp 49,334
12,339 Old Republic International
Corporation 310,573
1,342 Old Second Bancorp, Inc. 17,527
9,081 OneMain Holdings, Inc. 396,749
502 Pacific Premier Bancorp, Inc. 10,381
8,275 PacWest Bancorp
h
67,441
79,049 PayPal Holdings, Inc.
m
5,274,940
986 PCB Bancorp 14,504
789 PennyMac Financial Services, Inc. 55,475
1,449 Pinnacle Financial Partners, Inc. 82,086
447 PNC Financial Services Group,
Inc. 56,300
5,868 Popular, Inc. 355,131
538 Preferred Bank/Los Angeles, CA 29,585
3,647 Premier Financial Corporation 58,425
299 PROG Holdings, Inc.
m
9,604
1,462 Prosperity Bancshares, Inc. 82,574
1,714 Prudential Financial, Inc. 151,209
307 QCR Holdings, Inc. 12,596
11,330 Radian Group, Inc. 286,422
24,662 Raymond James Financial, Inc. 2,559,176
2,590 Regions Financial Corporation 46,154
39 Reinsurance Group of America,
Inc. 5,409
404 RenaissanceRe Holdings, Ltd. 75,354
49,625 Rithm Capital Corporation 463,994
6,088 RLI Corporation 830,829
7,757 S&P Global, Inc. 3,109,704
656 S&T Bancorp, Inc. 17,837
1,377 Sandy Spring Bancorp, Inc. 31,230
1,329 Seacoast Banking Corporation of
Florida 29,371
2,088 Shore Bancshares, Inc. 24,137
611 Simmons First National
Corporation 10,540
458 SmartFinancial, Inc. 9,852
441 South Plains Financial, Inc. 9,927
260 Southern First Bancshares, Inc.
m
6,435
1,113 SouthState Corporation 73,235
2,944 Synchrony Financial 99,860
8,169 Synovus Financial Corporation 247,112
1,326 T. Rowe Price Group, Inc. 148,539
1,557 Territorial Bancorp, Inc. 19,120
1,257 Texas Capital Bancshares, Inc.
m
64,736
10,407 TPG, Inc. 304,509
11,821 Tradeweb Markets, Inc. 809,502
13,446 Triumph Financial, Inc.
m
816,441
613 Truist Financial Corporation 18,605
3,053 TrustCo Bank Corporation NY 87,346
8,121 Two Harbors Investment
Corporation 112,719
942 U.S. Bancorp 31,124
1,795 UMB Financial Corporation 109,316
1,746 United Bankshares, Inc. 51,804
1,573 United Community Banks, Inc. 39,309
2,160 Univest Financial Corporation 39,053
16,076 Unum Group 766,825
5,725 Valley National Bancorp 44,369
4,030 Veritex Holdings, Inc. 72,258

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (15.1%) Value
Financials (2.0%) - continued
12,199 Virtu Financial, Inc. $ 208,481
1,417 Visa, Inc. 336,509
1,828 Voya Financial, Inc. 131,086
1,650 W.R. Berkley Corporation 98,274
604 Walker & Dunlop, Inc. 47,770
3,052 Washington Federal, Inc. 80,939
57,324 Wells Fargo & Company 2,446,588
1,031 Westamerica Bancorporation 39,487
25,024 Western Alliance Bancorp 912,625
909 Western Asset Mortgage Capital
Corporation 8,063
64,849 Western Union Company 760,679
643 WEX, Inc.
m
117,071
101 Willis Towers Watson plc 23,786
852 Wintrust Financial Corporation 61,872
197 WSFS Financial Corporation 7,431
15,285 Zions Bancorp NA 410,555
Total 86,339,336
Health Care (2.2%)
1,972 10X Genomics, Inc.
m
110,116
18,363 Abbott Laboratories 2,001,934
14,579 ACADIA Pharmaceuticals, Inc.
m
349,167
2,272 Adaptive Biotechnologies
Corporation
m
15,245
10,884 Agilent Technologies, Inc. 1,308,801
31,518 Agiliti, Inc.
m
520,047
2,395 Agios Pharmaceuticals, Inc.
m
67,826
5,942 Aldeyra Therapeutics, Inc.
m
49,853
516 Align Technology, Inc.
m
182,478
23,200 Alkermes plc
m
726,160
6,938 Allogene Therapeutics, Inc.
h,m
34,482
114 Alnylam Pharmaceuticals, Inc.
m
21,653
2,751 AmerisourceBergen Corporation 529,375
5,096 Amgen, Inc. 1,131,414
3,654 Amicus Therapeutics, Inc.
m
45,894
553 AMN Healthcare Services, Inc.
m
60,343
2,794 Amphastar Pharmaceuticals, Inc.
m
160,571
1,591 Anika Therapeutics, Inc.
m
41,334
3,505 Argenx SE ADR
m
1,366,004
3,645 Arrowhead Research Corporation
m
129,981
5,800 Ascendis Pharma AS ADR
m
517,650
7,191 AstraZeneca plc ADR 514,660
1,704 Avanos Medical, Inc.
m
43,554
62,305 Avantor, Inc.
m
1,279,745
7,761 Axonics, Inc.
m
391,698
13,338 Azenta, Inc.
m
622,618
34,646 Baxter International, Inc. 1,578,472
3,900 Biogen, Inc.
m
1,110,915
10,274 BioLife Solutions, Inc.
m
227,055
156 BioMarin Pharmaceutical, Inc.
m
13,522
838 Bio-Rad Laboratories, Inc.
m
317,703
18,371 Bio-Techne Corporation 1,499,625
868 Blueprint Medicines Corporation
m
54,858
1,080 Bristol-Myers Squibb Company 69,066
1,253 Cardinal Health, Inc. 118,496
2,188 Centene Corporation
m
147,581
1,777 Charles River Laboratories
International, Inc.
m
373,614
263 Chemed Corporation 142,459
4,178 Cigna Group 1,172,347
2,834 Codexis, Inc.
m
7,935
4,217 Community Health Systems, Inc.
m
18,555
46 CONMED Corporation 6,251
3,279 Cooper Companies, Inc. 1,257,267
Shares Common Stock (15.1%) Value
Health Care (2.2%) - continued
618 CRISPR Therapeutics AG
m
$ 34,695
7,695 CVS Health Corporation 531,955
14,978 Danaher Corporation 3,594,720
7,467 Deciphera Pharmaceuticals, Inc.
m
105,135
2,384 Dentsply Sirona, Inc. 95,408
29,416 Dexcom, Inc.
m
3,780,250
9,706 Dynavax Technologies
Corporation
m
125,401
14,696 Edwards Lifesciences
Corporation
m
1,386,274
37,933 Elanco Animal Health, Inc.
m
381,606
2,835 Elevance Health, Inc. 1,259,562
569 Eli Lilly & Company 266,850
2,118 Enanta Pharmaceuticals, Inc.
m
45,325
14,601 Enovis Corporation
m
936,216
1,374 Exact Sciences Corporation
m
129,019
15,366 Gilead Sciences, Inc. 1,184,258
2,667 Globus Medical, Inc.
m
158,793
20,388 Halozyme Therapeutics, Inc.
m
735,395
3,071 HCA Healthcare, Inc. 931,987
9,902 Hologic, Inc.
m
801,765
91 IDEXX Laboratories, Inc.
m
45,703
10,872 Immunocore Holdings plc ADR
m
651,885
6,871 Inspire Medical Systems, Inc.
m
2,230,601
4,987 Insulet Corporation
m
1,437,952
10,512 Intuitive Surgical, Inc.
m
3,594,473
1,439 Ionis Pharmaceuticals, Inc.
m
59,042
1,392 Jazz Pharmaceuticals, Inc.
m
172,566
23,029 Johnson & Johnson 3,811,760
916 Kiniksa Pharmaceuticals, Ltd.
m
12,897
3,544 Kura Oncology, Inc.
m
37,495
11,904 Laboratory Corporation of America
Holdings 2,872,792
9,591 Lantheus Holdings, Inc.
m
804,877
68 Ligand Pharmaceuticals, Inc.
m
4,903
3,129 LivaNova plc
m
160,924
95,196 Maravai LifeSciences Holdings,
Inc.
m
1,183,286
317 Masimo Corporation
m
52,162
2,515 Medpace Holdings, Inc.
m
604,028
55,530 Medtronic plc 4,892,193
35,549 Merck & Company, Inc. 4,101,999
3,114 Mersana Therapeutics, Inc.
m
10,245
308 Mirati Therapeutics, Inc.
m
11,128
762 Moderna, Inc.
m
92,583
6,998 Molina Healthcare, Inc.
m
2,108,078
2,220 Myriad Genetics, Inc.
m
51,460
8,505 Natera, Inc.
m
413,853
2,183 National HealthCare Corporation 134,953
7,192 Novo Nordisk AS ADR 1,163,881
2,136 OraSure Technologies, Inc.
m
10,701
2,841 Pediatrix Medical Group, Inc.
m
40,371
32,014 Pfizer, Inc. 1,174,274
14,442 Phreesia, Inc.
m
447,846
22,544 POINT Biopharma Global, Inc.
m
204,249
50,271 Progyny, Inc.
m
1,977,661
3,930 Protagonist Therapeutics, Inc.
m
108,547
301 QuidelOrtho Corporation
m
24,941
53,847 R1 RCM, Inc.
m
993,477
1,849 Regeneron Pharmaceuticals, Inc.
m
1,328,580
8,202 Repligen Corporation
m
1,160,255
17,370 Revance Therapeutics, Inc.
m
439,635
1,461 Royalty Pharma PLC 44,911
3,123 Sarepta Therapeutics, Inc.
m
357,646
21,463 scPharmaceuticals, Inc.
h,m
218,708

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (15.1%) Value
Health Care (2.2%) - continued
2,005 Sensus Healthcare, Inc.
m
$ 6,316
3,462 ShockWave Medical, Inc.
m
988,089
12,985 Silk Road Medical, Inc.
m
421,883
1,064 SpringWorks Therapeutics, Inc.
m
27,898
1,458 Stevanato Group SPA 47,210
751 Teleflex, Inc. 181,765
4,486 Thermo Fisher Scientific, Inc. 2,340,570
5,607 Travere Therapeutics, Inc.
m
86,124
2,036 Ultragenyx Pharmaceutical, Inc.
m
93,921
2,321 uniQure NV
m
26,599
12,714 UnitedHealth Group, Inc. 6,110,857
1,681 Vanda Pharmaceuticals, Inc.
m
11,078
409 Veeva Systems, Inc.
m
80,872
6,225 Veracyte, Inc.
m
158,551
8,253 Vericel Corporation
m
310,065
1,605 Vertex Pharmaceuticals, Inc.
m
564,816
69,979 Viatris, Inc. 698,390
5,100 Viemed Healthcare, Inc.
m
49,878
10,244 Vor BioPharma, Inc.
m
31,654
4,355 Waters Corporation
m
1,160,782
720 West Pharmaceutical Services,
Inc. 275,378
1,615 Zentalis Pharmaceuticals, Inc.
m
45,559
7,971 Zimmer Biomet Holdings, Inc. 1,160,578
23,577 Zoetis, Inc. 4,060,195
Total 95,011,487
Industrials (1.7%)
5,380 3M Company 538,484
64 A.O. Smith Corporation 4,658
4,081 Acuity Brands, Inc. 665,529
11,624 Advanced Drainage Systems, Inc. 1,322,579
3,274 AGCO Corporation 430,269
8,960 Air Lease Corporation 374,976
10,977 Alaska Air Group, Inc.
m
583,757
47,631 American Airlines Group, Inc.
m
854,500
544 American Woodmark Corporation
m
41,545
19,895 AMETEK, Inc. 3,220,603
439 Apogee Enterprises, Inc. 20,839
3,485 Armstrong World Industries, Inc. 256,008
23,782 ASGN, Inc.
m
1,798,633
516 Atkore International Group, Inc.
m
80,465
2,285 AZZ, Inc. 99,306
22,585 Badger Infrastructure Solutions,
Ltd. 458,605
1,937 Barnes Group, Inc. 81,722
925 Beacon Roofing Supply, Inc.
m
76,756
5,295 Builders FirstSource, Inc.
m
720,120
6,405 Carlisle Companies, Inc. 1,643,075
763 Caterpillar, Inc. 187,736
11,550 Chart Industries, Inc.
m
1,845,574
1,070 Cimpress plc
m
63,644
4,373 Cintas Corporation 2,173,731
57,354 CNH Industrial NV
h
825,898
156 Columbus McKinnon Corporation 6,341
10,705 Conduent Incorporated
m
36,397
5,021 Crane Company 447,471
7,956 Crane NXT Company 449,037
1,187 CSW Industrials, Inc. 197,267
86,096 CSX Corporation 2,935,874
773 Curtiss-Wright Corporation 141,969
1,167 Daseke, Inc.
m
8,321
1,556 Deere & Company 630,476
24,626 Delta Air Lines, Inc.
m
1,170,720
2,274 Donaldson Company, Inc. 142,148
Shares Common Stock (15.1%) Value
Industrials (1.7%) - continued
24 Dover Corporation $ 3,544
66,559 Driven Brands Holdings, Inc.
m
1,801,087
1,226 Eagle Bulk Shipping, Inc.
h
58,897
2,889 Eaton Corporation plc 580,978
2,949 EMCOR Group, Inc. 544,916
182 Equifax, Inc. 42,825
8,931 Expeditors International of
Washington, Inc. 1,081,812
41,425 Fastenal Company 2,443,661
8,020 Ferguson plc 1,261,626
50,183 First Advantage Corporation
m
773,320
1,966 Fluor Corporation
m
58,194
1,288 Forrester Research, Inc.
m
37,468
3,880 Fortune Brands Innovations, Inc. 279,166
6,971 Forward Air Corporation 739,693
881 Genco Shipping & Trading, Ltd. 12,360
3,846 General Dynamics Corporation 827,467
3,428 Gibraltar Industries, Inc.
m
215,690
67 GMS, Inc.
m
4,636
485 Gorman-Rupp Company 13,983
1,478 Greenbrier Companies, Inc. 63,702
788 Heidrick & Struggles International,
Inc. 20,858
8,693 Helios Technologies, Inc. 574,520
1,361 Herc Holdings, Inc. 186,253
4,333 Hillman Solutions Corporation
m
39,040
3,136 Honeywell International, Inc. 650,720
52,600 Howmet Aerospace, Inc. 2,606,856
1,455 Hubbell, Inc. 482,420
1,270 IDEX Corporation 273,380
2,021 Interface, Inc. 17,765
5,694 Janus International Group, Inc.
m
60,698
84 JB Hunt Transport Services, Inc. 15,206
10,652 JetBlue Airways Corporation
m
94,377
12,131 Johnson Controls International plc 826,606
661 Kennametal, Inc. 18,766
130 Knight-Swift Transportation
Holdings, Inc. 7,223
3,442 L3Harris Technologies, Inc. 673,840
7,960 Lincoln Electric Holdings, Inc. 1,581,095
1,135 ManpowerGroup, Inc. 90,119
3,880 Masterbrand, Inc.
m
45,124
1,360 Matson, Inc. 105,713
1,083 Maximus, Inc. 91,524
11,503 Middleby Corporation
m
1,700,488
1,508 Miller Industries, Inc. 53,489
429 Moog, Inc. 46,516
1,996 MSC Industrial Direct Company,
Inc. 190,179
869 MYR Group, Inc.
m
120,217
152 National Presto Industries, Inc. 11,126
5,397 Northrop Grumman Corporation 2,459,953
4,659 nVent Electric plc 240,731
3,421 Old Dominion Freight Line, Inc. 1,264,915
8,861 Oshkosh Corporation 767,274
8,194 Owens Corning, Inc. 1,069,317
6,169 PACCAR, Inc. 516,037
9,601 Parker-Hannifin Corporation 3,744,774
1,359 Paycom Software, Inc. 436,565
569 Paylocity Holding Corporation
m
104,998
25,500 Pentair plc 1,647,300
909 Quanta Services, Inc. 178,573
22,139 RB Global, Inc. 1,328,340
9,027 Regal Rexnord Corporation 1,389,255
1,833 Republic Services, Inc. 280,761

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (15.1%) Value
Industrials (1.7%) - continued
2,076 Resideo Technologies, Inc.
m
$ 36,662
2,971 Saia, Inc.
m
1,017,300
2,067 Schneider National, Inc. 59,364
6,477 SkyWest, Inc.
m
263,743
204 Snap-On, Inc. 58,791
4,730 Southwest Airlines Company 171,273
3,508 Standex International Corporation 496,277
584 Sterling Construction Company,
Inc.
m
32,587
928 Tennant Company 75,270
3,090 Terex Corporation 184,875
3,385 Textron, Inc. 228,928
9,592 Timken Company 877,956
1,723 Titan International, Inc.
m
19,780
1,605 Titan Machinery, Inc.
m
47,347
1,724 Trane Technologies plc 329,732
16,930 TransUnion 1,326,127
2,709 Trex Company, Inc.
m
177,602
2,616 TriNet Group, Inc.
m
248,441
1,460 Tutor Perini Corporation
m
10,439
78,127 Uber Technologies, Inc.
m
3,372,743
35 UniFirst Corporation/MA 5,425
6,097 Union Pacific Corporation 1,247,568
7,779 United Parcel Service, Inc. 1,394,386
3,987 United Rentals, Inc. 1,775,690
412 Valmont Industries, Inc. 119,913
3,423 Wabash National Corporation 87,766
31,252 WillScot Mobile Mini Holdings
Corporation
m
1,493,533
Total 76,552,487
Information Technology (3.8%)
8,702 8x8, Inc.
m
36,809
10,576 Adobe, Inc.
m
5,171,558
21,272 Advanced Micro Devices, Inc.
m
2,423,093
1,063 Alarm.com Holdings, Inc.
m
54,936
1,108 Alpha and Omega Semiconductor,
Ltd.
m
36,342
3,812 Alteryx, Inc.
m
173,065
538 American Software, Inc. 5,654
3,423 Amkor Technology, Inc. 101,834
27,468 Amphenol Corporation 2,333,407
312 ANSYS, Inc.
m
103,044
109,867 Apple, Inc. 21,310,902
19,946 Applied Materials, Inc. 2,882,995
6,282 Arista Networks, Inc.
m
1,018,061
5,350 Arrow Electronics, Inc.
m
766,280
7,908 Autodesk, Inc.
m
1,618,056
211 Aviat Networks, Inc.
m
7,041
87 Benchmark Electronics, Inc. 2,247
7,716 BILL Holdings, Inc.
m
901,615
271 Broadcom, Inc. 235,074
1,863 Cadence Design Systems, Inc.
m
436,911
1,713 CalAmp Corporation
m
1,816
40,370 Calix, Inc.
m
2,014,867
416 CDW Corporation 76,336
8,634 Ciena Corporation
m
366,859
105,388 Cisco Systems, Inc. 5,452,775
30,926 Cognex Corporation 1,732,475
124 Cognizant Technology Solutions
Corporation 8,095
1,779 Cohu, Inc.
m
73,935
10,614 CommScope Holding Company,
Inc.
m
59,757
879 Corning, Inc. 30,800
Shares Common Stock (15.1%) Value
Information Technology (3.8%) - continued
1,682 Datadog, Inc.
m
$ 165,475
8,553 Descartes Systems Group, Inc.
m
685,181
16,873 DocuSign, Inc.
m
862,042
5,120 Dolby Laboratories, Inc. 428,442
36,732 Dropbox, Inc.
m
979,642
666 Elastic NV
m
42,704
9,718 Entegris, Inc. 1,076,949
3,422 EPAM Systems, Inc.
m
769,094
29 Fair Isaac Corporation
m
23,467
23,066 Five9, Inc.
m
1,901,792
25,392 Flex, Ltd.
m
701,835
1,386 FormFactor, Inc.
m
47,429
30,158 Fortinet, Inc.
m
2,279,643
20,314 Gen Digital, Inc. 376,825
3,943 Gilat Satellite Networks, Ltd.
m
24,565
57 GoDaddy, Inc.
m
4,282
38,328 Grid Dynamics Holdings, Inc.
m
354,534
21,196 Guidewire Software, Inc.
m
1,612,592
22,235 Hackett Group, Inc. 496,952
118 HP, Inc. 3,624
1,918 HubSpot, Inc.
m
1,020,549
208 Insight Enterprises, Inc.
m
30,439
1,771 IPG Photonics Corporation
m
240,537
40,871 Juniper Networks, Inc. 1,280,488
31 Keysight Technologies, Inc.
m
5,191
819 KLA Corporation 397,231
4,214 Knowles Corporation
m
76,105
2,543 Lam Research Corporation 1,634,793
25,336 Lattice Semiconductor
Corporation
m
2,434,030
242 Littelfuse, Inc. 70,497
3,236 LiveRamp Holding, Inc.
m
92,420
640 Lumentum Holdings, Inc.
m
36,307
26 Manhattan Associates, Inc.
m
5,197
1,244 Marvell Technology, Inc. 74,366
304 MaxLinear, Inc.
m
9,594
23,764 Microchip Technology, Inc. 2,129,017
94,709 Microsoft Corporation 32,252,203
2,967 Monolithic Power Systems, Inc. 1,602,862
202 Motorola Solutions, Inc. 59,243
2,617 NCR Corporation
m
65,948
523 NICE, Ltd. ADR
m
107,999
6,355 Nova, Ltd.
m
745,441
34,470 NVIDIA Corporation 14,581,499
1,334 ON Semiconductor Corporation
m
126,170
172 OSI Systems, Inc.
m
20,267
3,301 PagerDuty, Inc.
m
74,206
8,840 Palo Alto Networks, Inc.
m
2,258,708
929 Plexus Corporation
m
91,265
10,083 PTC, Inc.
m
1,434,811
4,701 Q2 Holdings, Inc.
m
145,261
865 Qorvo, Inc.
m
88,256
46,177 QUALCOMM, Inc. 5,496,910
427 Qualys, Inc.
m
55,156
4,169 Rackspace Technology, Inc.
h,m
11,340
2,293 RingCentral, Inc.
m
75,050
1,184 Roper Industries, Inc. 569,267
26,861 Salesforce, Inc.
m
5,674,655
26,663 Samsung Electronics Company,
Ltd. 1,468,152
580 Sanmina Corporation
m
34,957
8,493 ServiceNow, Inc.
m
4,772,811
2,393 SiTime Corporation
m
282,302
7,687 Skyworks Solutions, Inc. 850,874
17,214 Splunk, Inc.
m
1,826,233

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (15.1%) Value
Information Technology (3.8%) - continued
1,748 Sprinklr, Inc.
m
$ 24,175
45,723 Sprout Social, Inc.
m
2,110,574
4,334 Synopsys, Inc.
m
1,887,067
295 Teledyne Technologies, Inc.
m
121,277
3,388 Teradata Corporation
m
180,953
72 Teradyne, Inc. 8,016
21,489 Texas Instruments, Inc. 3,868,450
1,546 Trimble, Inc.
m
81,845
54,501 TTM Technologies, Inc.
m
757,564
8,872 Tyler Technologies, Inc.
m
3,694,922
6,554 Unisys Corporation
m
26,085
3,847 Universal Display Corporation 554,468
4,447 Upland Software, Inc.
m
16,009
2,150 Verint Systems, Inc.
m
75,379
4,970 VeriSign, Inc.
m
1,123,071
7,459 Viavi Solutions, Inc.
m
84,510
8,005 Vishay Intertechnology, Inc. 235,347
8,655 Vontier Corporation 278,778
980 Western Digital Corporation
m
37,171
14,452 Wolfspeed, Inc.
m
803,387
12,927 Workiva, Inc.
m
1,314,159
1,520 Xerox Holdings Corporation 22,633
6,433 Yext, Inc.
m
72,757
91 Zebra Technologies Corporation
m
26,921
2,667 Zoom Video Communications,
Inc.
m
181,036
Total 164,168,869
Materials (0.5%)
611 Albemarle Corporation 136,308
333 Alcoa Corporation 11,299
9,799 AptarGroup, Inc. 1,135,312
1,163 Avery Dennison Corporation 199,803
28,946 Axalta Coating Systems, Ltd.
m
949,718
2,552 Ball Corporation 148,552
452 Berry Plastics Group, Inc. 29,082
894 Carpenter Technology Corporation 50,180
3,980 Celanese Corporation 460,884
18,684 CF Industries Holdings, Inc. 1,297,043
13,695 Cleveland-Cliffs, Inc.
m
229,528
215 Commercial Metals Company 11,322
11,001 Compass Minerals International,
Inc. 374,034
3,854 Corteva, Inc. 220,834
2,935 Eagle Materials, Inc. 547,143
8,707 Eastman Chemical Company 728,950
126 Hawkins, Inc. 6,009
6,364 Huntsman Corporation 171,955
2,466 Ingevity Corporation
m
143,423
2,615 Innospec, Inc. 262,651
5,176 Ivanhoe Mines, Ltd.
m
47,277
1,106 Kaiser Aluminum Corporation 79,234
3,601 Linde plc 1,372,269
3,308 LSB Industries, Inc.
m
32,584
10,604 LyondellBasell Industries NV 973,765
2,437 Martin Marietta Materials, Inc. 1,125,138
2,143 Mercer International, Inc. 17,294
897 Myers Industries, Inc. 17,429
4,590 Newmont Corporation 195,809
19,908 Nucor Corporation 3,264,514
4,263 O-I Glass, Inc.
m
90,930
2,376 Orion SA 50,419
1,934 PPG Industries, Inc. 286,812
76,644 Ranpak Holdings Corporation
m
346,431
Shares Common Stock (15.1%) Value
Materials (0.5%) - continued
664 Reliance Steel & Aluminum
Company $ 180,336
14,502 RPM International, Inc. 1,301,264
1,642 Ryerson Holding Corporation 71,230
4,892 Schnitzer Steel Industries, Inc. 146,711
9,220 SSR Mining, Inc. 130,740
3,962 Steel Dynamics, Inc. 431,581
12,431 Summit Materials, Inc.
m
470,513
3,136 SunCoke Energy, Inc. 24,680
2,082 TimkenSteel Corporation
m
44,909
1,308 TriMas Corporation 35,957
1,391 Trinseo plc 17,624
35,722 Tronox Holdings plc 454,027
560 United States Lime & Minerals, Inc. 116,978
9,116 United States Steel Corporation 227,991
6,349 Vulcan Materials Company 1,431,319
5,562 WestRock Company 161,687
Total 20,261,482
Real Estate (0.5%)
23,258 Agree Realty Corporation 1,520,841
664 Alexandria Real Estate Equities,
Inc. 75,357
9,028 Apartment Income REIT
Corporation 325,821
4,475 AvalonBay Communities, Inc. 846,983
3,160 Camden Property Trust 344,029
1,962 CareTrust REIT, Inc. 38,965
14,379 CBRE Group, Inc.
m
1,160,529
755 Centerspace 46,327
2,565 Chatham Lodging Trust 24,008
18,711 CubeSmart 835,633
8,856 Cushman and Wakefield plc
m
72,442
733 Digital Realty Trust, Inc. 83,467
4,320 DigitalBridge Group, Inc. 63,547
678 EastGroup Properties, Inc. 117,701
4,979 Elme Communities 81,855
8,893 EPR Properties 416,192
27,516 Equity Commonwealth 557,474
10,775 Equity Residential 710,827
5,177 Essential Properties Realty Trust,
Inc. 121,867
714 Essex Property Trust, Inc. 167,290
2,814 Extra Space Storage, Inc. 418,864
7,111 First Industrial Realty Trust, Inc. 374,323
3,382 FirstService Corporation 521,132
10,358 Four Corners Property Trust, Inc. 263,093
2,266 Getty Realty Corporation 76,636
286 Gladstone Land Corporation 4,653
46,638 Healthcare Realty Trust, Inc. 879,593
47,562 Host Hotels & Resorts, Inc. 800,468
1,543 Howard Hughes Corporation
m
121,774
3,196 Independence Realty Trust, Inc. 58,231
2,478 Kennedy-Wilson Holdings, Inc. 40,466
1,199 Life Storage, Inc. 159,419
933 LTC Properties, Inc. 30,808
20,048 LXP Industrial Trust 195,468
2,579 Mid-America Apartment
Communities, Inc. 391,647
31,104 National Storage Affiliates Trust 1,083,352
10,056 NetSTREIT Corporation 179,701
18,261 NNN REIT, Inc. 781,388
9,364 Pebblebrook Hotel Trust 130,534
8,395 Public Storage, Inc. 2,450,333
2,947 Realty Income Corporation 176,201

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (15.1%) Value
Real Estate (0.5%) - continued
9,724 Regency Centers Corporation $ 600,652
14,541 Rexford Industrial Realty, Inc. 759,331
12,315 Sabra Health Care REIT, Inc. 144,948
11,635 SBA Communications Corporation 2,696,528
22,810 Service Properties Trust 198,219
1,790 Terreno Realty Corporation 107,579
15,793 UDR, Inc. 678,467
1,805 Welltower, Inc. 146,006
9,733 Zillow Group, Inc.
m
478,864
Total 22,559,833
Utilities (0.3%)
1,746 AES Corporation 36,194
1,911 Alliant Energy Corporation 100,289
2,018 Artesian Resources Corporation 95,290
981 Avista Corporation 38,524
4,941 Black Hills Corporation 297,745
3,271 CenterPoint Energy, Inc. 95,350
2,402 Consolidated Water Company,
Ltd.
h
58,200
12,767 Constellation Energy Corporation 1,168,819
8,482 Duke Energy Corporation 761,175
5,706 Edison International 396,282
13,159 Entergy Corporation 1,281,292
19,999 Evergy, Inc. 1,168,341
510 NextEra Energy Partners, LP 29,906
74,511 NiSource, Inc. 2,037,876
10,959 NorthWestern Corporation 622,033
27,438 OGE Energy Corporation 985,299
3,951 PG&E Corporation
m
68,273
7,664 Pinnacle West Capital Corporation 624,309
7,873 Portland General Electric
Company 368,693
11,489 Public Service Enterprise Group,
Inc. 719,326
13,625 Sempra Energy 1,983,664
679 Spire, Inc. 43,076
6,050 UGI Corporation 163,168
629 Vistra Energy Corporation 16,511
1,222 Xcel Energy, Inc. 75,972
Total 13,235,607
Total Common Stock
(cost $481,643,275) 658,159,634
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
8,754,098 Thrivent Cash Management Trust 8,754,098
Total Collateral Held for
Securities Loaned
(cost $8,754,098) 8,754,098
Shares or
Principal
Amount Short-Term Investments ( 9.5% ) Value
Federal Home Loan Bank Discount
Notes
300,000 4.800%, 7/12/2023
n
$ 299,638
7,100,000 4.974%, 7/26/2023
n,o
7,078,118
600,000 5.250%, 8/9/2023
n,o
596,999
700,000 5.150%, 8/15/2023
n,o
695,932
3,300,000 5.075%, 8/16/2023
n,o
3,280,380
4,300,000 4.870%, 8/18/2023
n,o
4,273,276
2,400,000 5.090%, 9/13/2023
n,o
2,376,423
1,000,000 5.120%, 9/19/2023
n,o
989,362
Federal National Mortgage
Association Discount Notes
7,700,000 4.860%, 9/18/2023
n,o
7,619,132
Thrivent Core Short-Term Reserve
Fund
38,452,581 5.460% 384,525,811
Total Short-Term Investments
(cost $411,545,692) 411,735,071
Total Investments (cost
$4,300,841,276) 100.9% $4,391,643,981
Other Assets and Liabilities, Net
(0.9%) (39,104,798)
Total Net Assets 100.0% $4,352,539,183
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
June 30, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2023, the value of these investments was $256,806,599 or 5.9% of
total net assets.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 30, 2023.
h All or a portion of the security is on loan.
i Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
j All or a portion of the security is insured or guaranteed.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l Defaulted security.  Interest is not being accrued.
m Non-income producing security.

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

n The interest rate shown reflects the yield.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Conservative Allocation Portfolio as of June
30, 2023 was $645,189 or 0.01% of total net assets. The
following table indicates the acquisition date and cost of
restricted securities shown in the schedule as of June 30,
2023.
Security
Acquisition
Date Cost
Massachusetts Mutual Life
Insurance Company,
12/1/2061 11/18/2021 $ 992,170
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Portfolio as of June 30, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 7,147,004
Common Stock 1,354,632
Total lending $8,501,636
Gross amount payable upon return of
collateral for securities loaned $8,754,098
Net amounts due to counterparty $252,462
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 6M - ICE Libor USD Rate 6 Month
PRIME - Federal Reserve Prime Loan Rate
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 356,660,961
Gross unrealized depreciation (268,985,809)
Net unrealized appreciation (depreciation) $ 87,675,152
Cost for federal income tax purposes $ 4,309,056,464

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2023, in valuing Moderately Conservative Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 3,616,865 – 3,616,865 –
Capital Goods 10,453,034 – 10,453,034 –
Communications Services 14,374,884 – 14,374,884 –
Consumer Cyclical 19,352,572 – 19,352,572 –
Consumer Non-Cyclical 13,796,230 – 13,796,230 –
Energy 2,422,744 – 2,422,744 –
Financials 7,817,804 – 7,817,804 –
Technology 20,925,449 – 20,397,102 528,347
Transportation 6,043,622 – 6,043,622 –
Utilities 794,707 – 794,707 –
Long-Term Fixed Income
Asset-Backed Securities 60,981,868 – 60,981,868 –
Basic Materials 11,580,493 – 11,580,493 –
Capital Goods 31,593,684 – 31,593,684 –
Collateralized Mortgage Obligations 78,096,319 – 78,096,319 –
Commercial Mortgage-Backed Securities 72,437,885 – 70,375,619 2,062,266
Communications Services 47,721,422 – 47,721,422 –
Consumer Cyclical 47,934,695 – 47,934,695 –
Consumer Non-Cyclical 57,547,107 – 57,547,107 –
Energy 40,151,756 – 40,151,756 –
Financials 137,089,941 – 137,089,941 –
Foreign Government 859,751 – 859,751 –
Mortgage-Backed Securities 373,473,018 – 373,473,018 –
Technology 31,507,100 – 31,507,100 –
Transportation 14,947,977 – 14,947,977 –
U.S. Government & Agencies 578,073,234 – 578,073,234 –
Utilities 27,722,275 – 27,722,275 –
Registered Investment Companies
U.S. Affiliated 1,246,539,934 1,202,843,537 43,696,397 –
U.S. Unaffiliated 21,039,879 21,039,879 – –
Common Stock
Communications Services 47,193,350 47,131,828 61,522 –
Consumer Discretionary 75,795,320 75,795,320 – –
Consumer Staples 31,035,469 31,035,469 – –
Energy 26,006,394 26,006,394 – –
Financials 86,339,336 86,339,336 – –
Health Care 95,011,487 95,011,487 – –
Industrials 76,552,487 76,093,882 458,605 –
Information Technology 164,168,869 162,700,717 1,468,152 –
Materials 20,261,482 20,214,205 47,277 –
Real Estate 22,559,833 22,559,833 – –
Utilities 13,235,607 13,235,607 – –
Short-Term Investments 27,209,260 – 27,209,260 –
Subtotal Investments in Securities $3,664,265,143 $1,880,007,494 $1,781,667,036 $2,590,613
Other Investments  * Total
Affiliated Short-Term Investments 384,525,811
U.S. Affiliated Registered Investment Cos. 334,098,929
Collateral Held for Securities Loaned 8,754,098
Subtotal Other Investments $727,378,838
Total Investments at Value $4,391,643,981
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of June 30, 2023, in valuing Moderately Conservative Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 12,091,773 12,091,773 – –
Total Asset Derivatives $12,091,773 $12,091,773 $– $–
Liability Derivatives
Futures Contracts 7,004,138 7,004,138 – –
Total Liability Derivatives $7,004,138 $7,004,138 $– $–
The following table presents Moderately Conservative Allocation Portfolio's futures contracts held as of June 30, 2023. Investments and/or cash totaling $26,211,780 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 30 September 2023 $ 3,432,271 ( $ 64,302)
CBOT 2-Yr. U.S. Treasury Note 513 September 2023 105,630,585 (1,315,241)
CBOT 5-Yr. U.S. Treasury Note 603 September 2023 65,902,883 (1,325,352)
CBOT U.S. Long Bond 544 September 2023 69,178,794 (141,793)
CME E-mini S&P 500 Index 1,516 September 2023 329,150,086 11,059,264
CME Ultra Long Term U.S. Treasury Bond 236 September 2023 31,851,471 296,154
ICE mini MSCI EAFE Index 793 September 2023 84,763,025 702,550
Ultra 10-Yr. U.S. Treasury Note 176 September 2023 21,101,238 (256,238)
Total Futures Long Contracts $ 711,010,353 $ 8,955,042
CME E-mini Russell 2000 Index (717) September 2023 ( $ 68,169,660) ( $ 77,985)
CME E-mini S&P Mid-Cap 400 Index (347) September 2023 (89,545,828) (2,204,442)
CME Euro Foreign Exchange Currency (320) September 2023 (43,329,966) (482,034)
Eurex Euro STOXX 50 Index (924) September 2023 (43,570,000) (1,136,751)
ICE US mini MSCI Emerging Markets Index (66) September 2023 (3,326,875) 33,805
Total Futures Short Contracts ( $ 247,942,329) ($3,867,407)
Total Futures Contracts $ 463,068,024 $5,087,635

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2023, for Moderately Conservative
Allocation Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 11,795,619
Total Equity Contracts 11,795,619
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 296,154
Total Interest Rate Contracts 296,154
Total Asset Derivatives $12,091,773
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 482,034
Total Foreign Exchange Contracts 482,034
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 3,419,178
Total Equity Contracts 3,419,178
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 3,102,926
Total Interest Rate Contracts 3,102,926
Total Liability Derivatives $7,004,138
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2023, for
Moderately Conservative Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 20,409,384
Total Equity Contracts
20,409,384
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts 877,871
Total Foreign Exchange Contracts 877,871
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 95,156
Futures Net realized gains/(losses) on Futures contracts 589,712
Total Interest Rate Contracts
684,868
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (171,650)
Total Credit Contracts
(171,650)
Total $21,800,473

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2023, for Moderately Conservative Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (482,034)
Total Foreign Exchange Contracts (482,034)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 15,658,922
Total Equity Contracts 15,658,922
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts (54,032)
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (2,983,324)
Total Interest Rate Contracts (3,037,356)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 229,806
Total Credit Contracts 229,806
Total $12,369,338
The following table presents Moderately Conservative Allocation Portfolio's average volume of derivative activity during the period ended June
30, 2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $345,253,646
Futures - Short (129,311,047)
Interest Rate Contracts
Futures - Long 249,205,553
Futures - Short (13,341,672)
Options Written (5,381,144)
Foreign Exchange Contracts
Futures - Short (17,352,155)
Credit Contracts
Credit Default Swaps - Buy Protection (112,083)
Credit Default Swaps - Sell Protection 75,947

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative
Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
6/30/2023
Shares Held at
6/30/2023
% of Net
Assets
6/30/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $138,454 $4,139 $2,023 $142,218 18,542 3.3%
Core Emerging Markets Equity 33,336 – – 35,266 4,105 0.8
Core International Equity 28,272 – – 31,802 3,238 0.7
Core Low Volatility Equity 92,875 – 9,000 87,920 7,586 2.0
Core Mid Cap Value – 40,970 – 43,696 4,352 1.0
Core Small Cap Value 36,652 – – 36,893 4,010 0.9
Global Stock 48,147 662 – 54,613 4,279 1.3
High Yield 95,081 2,884 1,750 97,952 24,314 2.2
Income 288,493 5,951 4,851 294,862 34,270 6.8
International Allocation 170,279 3,069 67,000 119,343 13,398 2.7
International Index 18,946 428 – 21,188 1,678 0.5
Large Cap Value 260,835 18,195 – 274,087 13,395 6.3
Limited Maturity Bond 168,137 2,574 2,968 168,836 17,979 3.9
Mid Cap Stock 89,157 5,024 – 97,984 5,177 2.3
Small Cap Stock 70,213 9,858 – 73,979 4,450 1.7
Total U.S. Affiliated Registered Investment
Companies 1,538,877 1,580,639 36.4
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% 474,855 398,307 488,636 384,526 38,453 8.9
Total Affiliated Short-Term Investments 474,855 384,526 8.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 7,007 189,809 188,062 8,754 8,754 0.2
Total Collateral Held for Securities Loaned 7,007 8,754 0.2
Total Value $2,020,739 $1,973,919
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 6/30/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($637) $2,285 $ – $4,138
Core Emerging Markets Equity – 1,930 – –
Core International Equity – 3,530 – –
Core Low Volatility Equity (333) 4,378 – –
Core Mid Cap Value Fund – 2,726 – –
Core Small Cap Value Fund – 241 – –
Global Stock – 5,804 – 662
High Yield (363) 2,100 – 2,884
Income (846) 6,115 – 5,949
International Allocation (9,394) 22,389 – 3,069
International Index – 1,814 – 427
Large Cap Value – (4,943) 13,540 4,654
Limited Maturity Bond (128) 1,221 – 2,573
Mid Cap Stock – 3,803 4,628 397
Small Cap Stock – (6,092) 9,412 447
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% – – – 10,301
Total Income/Non Income Cash from Affiliated
Investments $35,501
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 73
Total Affiliated Income from Securities Loaned, Net $73
Total Value ($11,701) $47,301 $ 27,580

Money Market Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Investment Company ( 4 .5% ) Value
Goldman Sachs Financial Square
Funds - Government Fund
$ 16,790,000 5.016%  $ 16,790,000
Total 16,790,000
Principal
Amount
U.S. Government Agency Debt
( 69 .1% )
a
Value
Federal Agricultural Mortgage
Corporation
2,200,000
5.120% (SOFRRATE +
0.060%), 9/15/2023
b
2,200,000
1,350,000
5.520% (LIBOR 1M +
0.350%), 11/1/2023
b
1,350,997
2,000,000
5.290% (SOFRRATE +
0.230%), 3/20/2024
b
2,000,000
Federal Farm Credit Bank
1,150,000
5.085% (SOFRRATE +
0.025%), 8/28/2023
b
1,149,949
1,200,000
5.090% (SOFRRATE +
0.030%), 8/28/2023
b
1,200,000
2,400,000
5.100% (FEDL 1M + 0.030%),
12/8/2023
b
2,399,515
625,000
5.601% (LIBOR 1M +
0.400%), 12/8/2023
b
626,047
3,600,000
5.100% (SOFRRATE +
0.040%), 2/5/2024
b
3,597,555
6,530,000
5.090% (FEDL 1M + 0.020%),
3/25/2024
b
6,529,367
3,150,000
5.135% (SOFRRATE +
0.075%), 4/18/2024
b
3,150,000
1,000,000
5.299% (USBMMY 3M +
0.050%), 5/1/2024
b
1,000,000
2,100,000
5.140% (SOFRRATE +
0.080%), 5/24/2024
b
2,100,000
5,500,000
5.140% (SOFRRATE +
0.080%), 7/22/2024
b
5,500,000
1,400,000
5.160% (SOFRRATE +
0.100%), 8/8/2024
b
1,400,000
2,400,000
5.210% (FEDL 1M + 0.140%),
11/14/2024
b
2,400,000
1,800,000
5.170% (FEDL 1M + 0.100%),
1/24/2025
b
1,799,924
1,500,000
5.220% (FEDL 1M + 0.150%),
2/3/2025
b
1,500,000
Federal Home Loan Bank
3,200,000 2.350% , 7/5/2023 3,199,066
2,150,000 2.350% , 7/5/2023 2,149,394
1,000,000 5.050% , 7/5/2023 999,439
5,325,000
5.110% (SOFRRATE +
0.050%), 7/6/2023
b
5,325,020
2,000,000 3.250% , 7/14/2023 1,998,567
1,600,000 5.050% , 7/14/2023 1,597,082
2,500,000
5.110% (SOFRRATE +
0.050%), 7/18/2023
b
2,500,000
545,000 5.230% , 7/19/2023 543,575
1,600,000 4.948% , 7/21/2023 1,595,602
1,000,000
5.165% (SOFRRATE +
0.105%), 7/21/2023
b
1,000,000
5,000,000 5.134% , 7/26/2023 4,982,174
4,200,000
5.120% (SOFRRATE +
0.060%), 7/27/2023
b
4,200,000
2,000,000 4.800% , 8/2/2023 1,991,467
3,525,000
5.090% (SOFRRATE +
0.030%), 8/3/2023
b
3,525,000
2,000,000 4.920% , 8/4/2023 1,990,707
Principal
Amount
U.S. Government Agency Debt
(69.1%)
a
Value
$ 5,000,000
5.075% (SOFRRATE +
0.015%), 8/7/2023
b
$ 5,000,000
2,850,000 5.125% , 8/9/2023 2,834,177
5,375,000
5.080% (SOFRRATE +
0.020%), 8/14/2023
b
5,375,000
2,100,000
5.080% (SOFRRATE +
0.020%), 8/24/2023
b
2,100,000
575,000 5.260% , 8/25/2023 570,379
1,200,000 5.240% , 8/28/2023 1,189,869
2,000,000
5.110% (SOFRRATE +
0.050%), 8/29/2023
b
2,000,000
1,500,000 3.375% , 9/1/2023 1,494,990
2,000,000
5.120% (SOFRRATE +
0.060%), 9/5/2023
b
2,000,000
1,000,000 5.020% , 9/6/2023 990,657
2,990,000
5.180% (SOFRRATE +
0.120%), 9/6/2023
b
2,990,326
2,200,000
5.080% (SOFRRATE +
0.020%), 9/14/2023
b
2,200,000
5,250,000
5.080% (SOFRRATE +
0.020%), 9/18/2023
b
5,250,000
1,600,000 5.290% , 9/22/2023 1,580,486
4,200,000
5.085% (SOFRRATE +
0.025%), 9/25/2023
b
4,200,000
4,200,000
5.090% (SOFRRATE +
0.030%), 9/25/2023
b
4,200,000
2,100,000
5.090% (SOFRRATE +
0.030%), 9/25/2023
b
2,100,000
2,100,000
5.090% (SOFRRATE +
0.030%), 9/25/2023
b
2,100,000
5,450,000
5.130% (SOFRRATE +
0.070%), 9/25/2023
b
5,450,000
2,100,000
5.090% (SOFRRATE +
0.030%), 9/26/2023
b
2,100,000
5,175,000
5.100% (SOFRRATE +
0.040%), 9/26/2023
b
5,175,000
5,600,000
5.100% (SOFRRATE +
0.040%), 10/6/2023
b
5,600,000
1,000,000 5.200% , 10/11/2023 985,267
9,000,000
5.110% (SOFRRATE +
0.050%), 10/12/2023
b
9,000,000
1,000,000
5.090% (SOFRRATE +
0.030%), 10/20/2023
b
1,000,000
2,200,000
5.100% (SOFRRATE +
0.040%), 10/23/2023
b
2,200,000
2,100,000
5.140% (SOFRRATE +
0.080%), 10/23/2023
b
2,100,000
4,200,000 5.000% , 10/24/2023 4,200,000
7,000,000
5.085% (SOFRRATE +
0.025%), 11/1/2023
b
7,000,000
4,000,000
5.090% (SOFRRATE +
0.030%), 11/6/2023
b,c
4,000,000
2,100,000
5.100% (SOFRRATE +
0.040%), 11/17/2023
b
2,100,000
2,200,000
5.115% (SOFRRATE +
0.055%), 11/24/2023
b
2,200,000
2,150,000
5.130% (SOFRRATE +
0.070%), 11/24/2023
b
2,150,000
2,200,000
5.130% (SOFRRATE +
0.070%), 11/27/2023
b
2,200,000
4,000,000
5.090% (SOFRRATE +
0.030%), 11/28/2023
b
4,000,000
5,175,000
5.120% (SOFRRATE +
0.060%), 11/28/2023
b
5,175,000
3,180,000
5.130% (SOFRRATE +
0.070%), 12/14/2023
b
3,180,000

Money Market Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
U.S. Government Agency Debt
(69.1%)
a
Value
$ 2,100,000
5.100% (SOFRRATE +
0.040%), 12/18/2023
b
$ 2,100,000
8,000,000
5.100% (SOFRRATE +
0.040%), 2/1/2024
b
8,000,000
4,140,000
5.140% (SOFRRATE +
0.080%), 2/26/2024
b
4,140,000
2,000,000
5.180% (SOFRRATE +
0.120%), 3/14/2024
b
2,000,000
2,100,000 5.300% , 5/22/2024 2,100,000
Federal Home Loan Mortgage
Corporation
1,255,000 0.250% , 9/8/2023 1,243,318
U.S. International Development
Finance Corporation
2,305,625
5.300% (T-BILL 3M FLAT),
7/7/2023
b
2,305,625
774,728
5.300% (T-BILL 3M FLAT),
7/7/2023
b
774,728
1,119,749
5.300% (T-BILL 3M FLAT),
7/7/2023
b
1,119,749
1,471,239
5.300% (T-BILL 3M FLAT),
7/7/2023
b
1,471,239
1,524,600
5.300% (T-BILL 3M FLAT),
7/7/2023
b
1,524,600
1,142,857
5.300% (T-BILL 3M FLAT),
7/7/2023
b
1,142,857
2,058,210
5.300% (T-BILL 3M FLAT),
7/7/2023
b
2,058,210
3,461,786
5.300% (T-BILL 3M FLAT),
7/7/2023
b
3,461,786
232,500
5.300% (T-BILL 3M FLAT),
7/7/2023
b
232,500
1,451,887
5.300% (T-BILL 3M FLAT),
7/7/2023
b
1,451,887
967,925
5.300% (T-BILL 3M FLAT),
7/7/2023
b
967,925
778,667
5.300% (T-BILL 3M FLAT),
7/7/2023
b
778,667
3,473,684
5.300% (T-BILL 3M FLAT),
7/7/2023
b
3,473,684
205,262
5.300% (T-BILL 3M FLAT),
7/7/2023
b
205,263
319,737
5.300% (T-BILL 3M FLAT),
7/7/2023
b
319,737
3,001,232
5.350% (T-BILL 3M FLAT),
7/7/2023
b
3,001,232
2,781,819
5.380% (T-BILL 3M FLAT),
7/7/2023
b
2,781,819
565,385
5.380% (T-BILL 3M FLAT),
7/7/2023
b
565,385
1,222,222
5.380% (T-BILL 3M + 0.070%),
7/7/2023
b
1,222,222
1,755,000
5.380% (T-BILL 3M FLAT),
7/7/2023
b
1,755,000
1,000,000
5.380% (T-BILL 3M FLAT),
7/7/2023
b
1,000,000
1,218,750
5.380% (T-BILL 3M FLAT),
7/7/2023
b
1,218,750
1,059,500
5.380% (T-BILL 3M FLAT),
7/7/2023
b
1,059,500
947,369
5.380% (T-BILL 3M FLAT),
7/7/2023
b
947,369
2,192,308
5.380% (T-BILL 3M FLAT),
7/7/2023
b
2,192,308
743,077
5.380% (T-BILL 3M FLAT),
7/7/2023
b
743,077
Principal
Amount
U.S. Government Agency Debt
(69.1%)
a
Value
$ 1,575,000 5.080% , 11/15/2023 $ 1,624,659
3,140,000 5.060% , 12/14/2023 3,226,050
Total 257,700,744
Principal
Amount U.S. Treasury Debt ( 23 .1% )
a
Value
U.S. Treasury Bills
2,000,000 5.142% , 7/5/2023 1,998,857
2,000,000 5.063% , 7/11/2023 1,997,187
4,140,000 5.272% , 7/13/2023 4,132,725
2,200,000 4.723% , 7/18/2023 2,195,094
5,250,000 5.120% , 7/20/2023 5,235,813
5,250,000 4.976% , 7/25/2023 5,232,585
5,000,000 5.036% , 7/27/2023 4,981,816
2,000,000 5.212% , 8/1/2023 1,991,024
4,050,000 5.069% , 8/3/2023 4,031,182
1,500,000 5.052% , 8/8/2023 1,492,001
2,100,000 5.151% , 8/10/2023 2,087,981
6,000,000 5.078% , 8/15/2023 5,961,919
4,950,000 5.079% , 8/22/2023 4,913,685
4,300,000 5.111% , 8/24/2023 4,267,034
10,100,000 5.269% , 8/31/2023 10,009,835
8,280,000 5.240% , 9/26/2023 8,175,147
2,000,000 5.192% , 9/28/2023 1,974,328
U.S. Treasury Notes
8,525,000
5.278% (USBMMY 3M +
0.029%), 7/31/2023
b
8,524,263
2,600,000
5.284% (USBMMY 3M +
0.035%), 10/31/2023
b
2,599,646
1,355,000
5.286% (USBMMY 3M +
0.037%), 7/31/2024
b
1,353,691
3,210,000
5.449% (USBMMY 3M +
0.200%), 1/31/2025
b
3,209,040
Total 86,364,853
Principal
Amount
U.S. Treasury Repurchase
Agreement, if collateralized only
by U.S. Treasuries (including
Strips) and cash ( 4 .0% )
a
Value
RBC Dominion Securities
15,000,000 5.030% , 7/3/2023
d
15,000,000
Total 15,000,000
Total Investments (at amortized
cost) 100.7% $ 375,855,597
Other Assets and Liabilities,
Net (0.7)% (2,437,829)
Total Net Assets 100.0% $ 373,417,768

Money Market Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

a The interest rate shown reflects the yield.
b Denotes variable rate securities. The rate shown is as of
June 30, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d Repurchase agreement dated April 28, 2023, $25,000,000
maturing May 1, 2023, collateralized by $25,510,097 U.S.
Government or related agency securities, 0.13%-4.25%,
due March 31, 2025 - February 15, 2051.
Reference Rate Index:
FEDL 1M - Federal Funds 1 Month Rate
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month
USBMMY 3M - U. S. Treasury Bill Rate 3 Month Money
Market Yield
Cost for federal income tax purposes $ 375,855,597
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2023, in valuing Money Market Portfolio's assets carried at fair value or amortized cost, which approximates fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Investment Company 16,790,000 16,790,000 – –
U.S. Government Agency Debt 257,700,744 – 257,700,744 –
U.S. Treasury Debt 86,364,853 – 86,364,853 –
U.S. Treasury Repurchase Agreement,
if collateralized only by U.S.
Treasuries (including Strips) and
cash 15,000,000 – 15,000,000 –
Total Investments at Amortized Cost $ 375,855,597 $ 16,790,000 $ 359,065,597 $ –

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 72.9% ) Value
Basic Materials (1.7%)
ATI, Inc., Convertible
$ 12,000 3.500%,  6/15/2025 $ 34,740
Cascades, Inc./Cascades USA,
Inc.
30,000 5.125%,  1/15/2026
a
28,667
Chemours Company
52,000 5.750%,  11/15/2028
a
47,782
Cleveland-Cliffs, Inc.
37,000 5.875%,  6/1/2027 36,111
40,000 4.625%,  3/1/2029
a,b
36,026
Consolidated Energy Finance SA
106,000 5.625%,  10/15/2028
a
90,121
First Quantum Minerals, Ltd.
89,000 6.875%,  10/15/2027
a
86,820
Hecla Mining Company
20,000 7.250%,  2/15/2028 19,820
Hudbay Minerals, Inc.
40,000 4.500%,  4/1/2026
a
37,246
Illumina, Inc.
34,000 9.000%,  7/1/2028
a
29,626
Methanex Corporation
63,000 4.250%,  12/1/2024 61,390
Novelis Corporation
25,000 3.250%,  11/15/2026
a
22,629
15,000 3.875%,  8/15/2031
a
12,339
Olin Corporation
63,000 5.125%,  9/15/2027 60,079
10,000 5.625%,  8/1/2029 9,640
Peabody Energy Corporation,
Convertible
11,000 3.250%,  3/1/2028 14,773
SCIL IV, LLC/SCIL USA Holdings,
LLC
44,000 5.375%,  11/1/2026
a
40,112
SPCM SA
40,000 3.375%,  3/15/2030
a
33,274
SunCoke Energy, Inc.
47,000 4.875%,  6/30/2029
a
39,473
Taseko Mines, Ltd.
37,000 7.000%,  2/15/2026
a
33,723
Unifrax Escrow Issuer Corporation
36,000 5.250%,  9/30/2028
a
25,990
United States Steel Corporation
58,000 6.875%,  3/1/2029 57,369
United States Steel Corporation,
Convertible
13,000 5.000%,  11/1/2026 25,409
Total 883,159
Capital Goods (4.1%)
Advanced Drainage Systems, Inc.
56,000 6.375%,  6/15/2030
a
55,399
AECOM
80,000 5.125%,  3/15/2027 77,406
Amsted Industries, Inc.
65,000 5.625%,  7/1/2027
a
62,867
10,000 4.625%,  5/15/2030
a
8,920
ARD Finance SA
18,000 6.500%,  6/30/2027
a
14,583
Principal
Amount Long-Term Fixed Income (72.9%) Value
Capital Goods (4.1%) - continued
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
$ 40,000 5.250%,  8/15/2027
a
$ 33,883
41,000 5.250%,  8/15/2027
a
34,730
Bombardier, Inc.
40,000 7.875%,  4/15/2027
a
39,897
65,000 6.000%,  2/15/2028
a
61,432
Builders FirstSource, Inc.
20,000 5.000%,  3/1/2030
a
18,700
Canpack SA/Canpack US, LLC
90,000 3.125%,  11/1/2025
a
82,337
Chart Industries, Inc.
48,000 7.500%,  1/1/2030
a
48,972
Chart Industries, Inc., Convertible
12,000 1.000%,  11/15/2024 32,898
Clean Harbors, Inc.
33,000 6.375%,  2/1/2031
a
33,207
Clydesdale Acquisition Holdings,
Inc.
8,000 6.625%,  4/15/2029
a
7,630
15,000 8.750%,  4/15/2030
a
13,241
Cornerstone Building Brands, Inc.
40,000 6.125%,  1/15/2029
a
31,600
Covanta Holding Corporation
17,000 4.875%,  12/1/2029
a
14,705
CP Atlas Buyer, Inc.
35,000 7.000%,  12/1/2028
a
27,475
Crown Cork & Seal Company, Inc.
47,000 7.375%,  12/15/2026 48,587
GFL Environmental, Inc.
68,000 4.000%,  8/1/2028
a
60,796
54,000 3.500%,  9/1/2028
a
48,059
Greenbrier Companies, Inc.,
Convertible
23,000 2.875%,  4/15/2028 22,644
H&E Equipment Services, Inc.
109,000 3.875%,  12/15/2028
a
94,370
Herc Holdings, Inc.
40,000 5.500%,  7/15/2027
a
38,326
Howmet Aerospace, Inc.
120,000 3.000%,  1/15/2029 104,881
JELD-WEN, Inc.
24,000 4.625%,  12/15/2025
a
23,250
Kaman Corporation, Convertible
12,000 3.250%,  5/1/2024 11,556
KBR, Inc., Convertible
25,000 2.500%,  11/1/2023 63,950
Mauser Packaging Solutions
Holding Company
57,000 9.250%,  4/15/2027
a
52,611
MIWD Holdco II, LLC
24,000 5.500%,  2/1/2030
a
19,800
Mueller Water Products, Inc.
29,000 4.000%,  6/15/2029
a
25,731
Nesco Holdings II, Inc.
55,000 5.500%,  4/15/2029
a
49,225
New Enterprise Stone and Lime
Company, Inc.
83,000 5.250%,  7/15/2028
a
75,533
OI European Group BV
55,000 4.750%,  2/15/2030
a
49,641

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (72.9%) Value
Capital Goods (4.1%) - continued
Owens-Brockway Glass Container,
Inc.
$ 25,000 6.625%,  5/13/2027
a
$ 24,754
Pactiv Evergreen Group
35,000 4.375%,  10/15/2028
a
30,305
Patrick Industries, Inc., Convertible
15,000 1.750%,  12/1/2028 14,565
PGT Innovations, Inc.
41,000 4.375%,  10/1/2029
a
38,245
Sealed Air Corporation
40,000 6.125%,  2/1/2028
a
39,705
Silgan Holdings, Inc.
20,000 4.125%,  2/1/2028 18,351
SRM Escrow Issuer, LLC
100,000 6.000%,  11/1/2028
a
94,304
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
20,000 7.750%,  4/15/2026
a
18,150
TransDigm, Inc.
20,000 6.250%,  3/15/2026
a
19,902
175,000 5.500%,  11/15/2027 165,060
Triumph Group, Inc.
42,000 9.000%,  3/15/2028
a
42,884
United Rentals North America, Inc.
7,000 5.500%,  5/15/2027 6,889
57,000 4.875%,  1/15/2028 54,241
20,000 4.000%,  7/15/2030 17,713
Waste Pro USA, Inc.
15,000 5.500%,  2/15/2026
a
13,905
WESCO Distribution, Inc.
70,000 7.250%,  6/15/2028
a
71,404
Total 2,159,219
Collateralized Mortgage Obligations (0.1%)
GMACM Mortgage Loan Trust
15,558
3.621%,  11/19/2035, Ser.
2005-AR6, Class 1A1
c
14,224
Residential Accredit Loans, Inc.
Trust
41,655
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 32,041
Total 46,265
Communications Services (4.2%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
38,000 10.500%,  2/15/2028
a
19,570
Altice Financing SA
15,000 5.750%,  8/15/2029
a
11,620
Altice France SA/France
2,000 5.125%,  7/15/2029
a
1,420
139,000 5.500%,  10/15/2029
a
99,405
AMC Networks, Inc.
20,000 5.000%,  4/1/2024 19,690
62,000 4.250%,  2/15/2029 33,329
Cable One, Inc., Convertible
36,000 1.125%,  3/15/2028 27,090
CCO Holdings, LLC/CCO Holdings
Capital Corporation
17,000 5.500%,  5/1/2026
a
16,576
Principal
Amount Long-Term Fixed Income (72.9%) Value
Communications Services (4.2%) - continued
$ 10,000 5.125%,  5/1/2027
a
$ 9,313
22,000 5.000%,  2/1/2028
a
20,044
17,000 6.375%,  9/1/2029
a
16,017
34,000 4.750%,  3/1/2030
a
29,073
85,000 4.500%,  8/15/2030
a
70,779
21,000 4.250%,  2/1/2031
a
16,988
122,000 4.750%,  2/1/2032
a
99,489
45,000 4.250%,  1/15/2034
a
34,010
Cengage Learning, Inc.
2,000 9.500%,  6/15/2024
a
2,005
Clear Channel Worldwide
Holdings, Inc.
46,000 5.125%,  8/15/2027
a
41,763
Connect Finco SARL/Connect US
Finco, LLC
25,000 6.750%,  10/1/2026
a
24,283
CSC Holdings, LLC
102,000 5.375%,  2/1/2028
a
81,961
37,000 6.500%,  2/1/2029
a
29,897
56,000 4.125%,  12/1/2030
a
39,173
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
54,000 5.875%,  8/15/2027
a
48,904
DISH DBS Corporation
19,000 5.875%,  11/15/2024 16,618
16,000 5.250%,  12/1/2026
a
12,835
17,000 7.375%,  7/1/2028 9,095
63,000 5.750%,  12/1/2028
a
46,858
29,000 5.125%,  6/1/2029 13,466
DISH Network Corporation
10,000 11.750%,  11/15/2027
a
9,759
Frontier Communications
Holdings, LLC
48,000 5.875%,  10/15/2027
a
44,053
22,000 6.750%,  5/1/2029
a
17,068
14,000 8.750%,  5/15/2030
a
13,683
GCI, LLC
70,000 4.750%,  10/15/2028
a
59,682
Gray Escrow II, Inc.
74,000 5.375%,  11/15/2031
a
49,046
Gray Television, Inc.
40,000 4.750%,  10/15/2030
a
27,125
Hughes Satellite Systems
Corporation
20,000 6.625%,  8/1/2026 18,700
Iliad Holding SASU
68,000 6.500%,  10/15/2026
a
64,180
LCPR Senior Secured Financing
DAC
36,000 6.750%,  10/15/2027
a
33,741
Level 3 Financing, Inc.
74,000 4.625%,  9/15/2027
a
51,489
35,000 4.250%,  7/1/2028
a
22,535
26,000 10.500%,  5/15/2030
a
26,381
Liberty Media Corporation,
Convertible
2,000 2.250%,  8/15/2027
a
2,148
Netflix, Inc.
40,000 4.875%,  4/15/2028 39,559
News Corporation
46,000 3.875%,  5/15/2029
a
40,379

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (72.9%) Value
Communications Services (4.2%) - continued
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
$ 22,000 6.250%,  6/15/2025
a
$ 21,895
Paramount Global
75,000 6.375%,  3/30/2062
c
62,566
Playtika Holding Corporation
42,000 4.250%,  3/15/2029
a
37,275
Radiate Holdco, LLC/Radiate
Finance, Inc.
25,000 6.500%,  9/15/2028
a
14,589
Rogers Communications, Inc.
100,000 5.250%,  3/15/2082
a,c
92,568
Scripps Escrow II, Inc.
21,000 3.875%,  1/15/2029
a
16,956
Sirius XM Radio, Inc.
80,000 5.000%,  8/1/2027
a
74,223
20,000 4.000%,  7/15/2028
a
17,377
30,000 4.125%,  7/1/2030
a
24,497
TEGNA, Inc.
92,000 4.625%,  3/15/2028 81,190
Telecom Italia Capital SA
16,000 6.000%,  9/30/2034 12,903
Telecom Italia SPA/Milano
22,000 5.303%,  5/30/2024
a
21,383
Telesat Canada/Telesat, LLC
20,000 4.875%,  6/1/2027
a
12,007
10,000 6.500%,  10/15/2027
a
4,066
United States Cellular Corporation
35,000 6.700%,  12/15/2033
b
30,091
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
69,000 4.750%,  4/15/2028
a
57,263
Univision Communications, Inc.
78,000 6.625%,  6/1/2027
a
75,391
Vodafone Group plc
64,000 7.000%,  4/4/2079
c
65,622
VTR Finance NV
30,000 6.375%,  7/15/2028
a
11,249
VZ Secured Financing BV
12,000 5.000%,  1/15/2032
a
9,664
WMG Acquisition Corporation
9,000 3.750%,  12/1/2029
a
7,780
13,000 3.875%,  7/15/2030
a
11,214
35,000 3.000%,  2/15/2031
a
28,314
YPSO Finance BIS SA
23,000 10.500%,  5/15/2027
a
13,927
Total 2,214,809
Consumer Cyclical (6.2%)
1011778 B.C., ULC/New Red
Finance, Inc.
100,000 4.375%,  1/15/2028
a
92,317
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
20,000 6.625%,  7/15/2026
a
18,979
32,000 6.000%,  6/1/2029
a
23,613
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
35,000 4.625%,  6/1/2028
a
29,626
Principal
Amount Long-Term Fixed Income (72.9%) Value
Consumer Cyclical (6.2%) - continued
$ 40,000 4.625%,  6/1/2028
a
$ 33,650
American Axle & Manufacturing,
Inc.
95,000 6.500%,  4/1/2027
b
90,108
Arko Corporation
27,000 5.125%,  11/15/2029
a
21,942
Ashton Woods USA, LLC/Ashton
Woods Finance Company
25,000 4.625%,  8/1/2029
a
21,306
27,000 4.625%,  4/1/2030
a
23,047
Bloomin' Brands, Inc., Convertible
3,000 5.000%,  5/1/2025 7,198
Booking Holdings, Inc.,
Convertible
9,000 0.750%,  5/1/2025 13,489
Boyd Gaming Corporation
40,000 4.750%,  6/15/2031
a
35,734
Boyne USA, Inc.
18,000 4.750%,  5/15/2029
a
16,221
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
41,000 6.250%,  9/15/2027
a
37,659
Burlington Stores, Inc., Convertible
22,000 2.250%,  4/15/2025
b
22,756
Caesars Entertainment, Inc.
60,000 6.250%,  7/1/2025
a
59,722
5,000 8.125%,  7/1/2027
a
5,117
76,000 4.625%,  10/15/2029
a
66,364
Carnival Corporation
77,000 10.500%,  2/1/2026
a
80,943
27,000 7.625%,  3/1/2026
a
26,444
47,000 5.750%,  3/1/2027
a
43,268
Cedar Fair, LP
69,000 5.250%,  7/15/2029 62,756
Churchill Downs, Inc.
20,000 4.750%,  1/15/2028
a
18,548
20,000 6.750%,  5/1/2031
a
19,775
Cinemark USA, Inc.
56,000 5.875%,  3/15/2026
a
53,130
Clarios Global, LP/Clarios US
Finance Company, Inc.
15,000 8.500%,  5/15/2027
a,b
15,025
Cracker Barrel Old Country Store,
Inc., Convertible
8,000 0.625%,  6/15/2026 6,780
Dana, Inc.
45,000 5.625%,  6/15/2028 42,296
Expedia Group, Inc., Convertible
28,000 Zero Coupon,  2/15/2026 24,466
Ford Motor Company
78,000 3.250%,  2/12/2032 61,361
48,000 6.100%,  8/19/2032 46,519
Ford Motor Company, Convertible
50,000 Zero Coupon,  3/15/2026 54,775
Ford Motor Credit Company, LLC
106,000 2.300%,  2/10/2025 99,088
60,000 4.134%,  8/4/2025 56,904
89,000 2.700%,  8/10/2026 79,457
Forestar Group, Inc.
37,000 3.850%,  5/15/2026
a
33,998

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (72.9%) Value
Consumer Cyclical (6.2%) - continued
General Motors Financial
Company, Inc.
$ 40,000 5.700%,  9/30/2030
c,d
$ 35,114
Goodyear Tire & Rubber Company
30,000 5.000%,  7/15/2029 27,052
15,000 5.250%,  7/15/2031 13,031
Guitar Center Escrow Issuer II, Inc.
12,000 8.500%,  1/15/2026
a,b
10,919
Hanesbrands, Inc.
36,000 4.875%,  5/15/2026
a
33,607
Hilton Domestic Operating
Company, Inc.
37,000 4.875%,  1/15/2030 34,500
21,000 3.625%,  2/15/2032
a
17,508
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
34,000 5.000%,  6/1/2029
a
30,173
Hilton Worldwide Finance, LLC
50,000 4.875%,  4/1/2027 48,504
International Game Technology plc
72,000 5.250%,  1/15/2029
a
68,202
Jacobs Entertainment, Inc.
28,000 6.750%,  2/15/2029
a
25,061
Jaguar Land Rover Automotive plc
51,000 5.500%,  7/15/2029
a
43,514
KB Home
35,000 4.800%,  11/15/2029 32,102
L Brands, Inc.
91,000 6.625%,  10/1/2030
a
87,850
10,000 6.875%,  11/1/2035 9,150
Live Nation Entertainment, Inc.,
Convertible
23,000 2.000%,  2/15/2025 24,415
30,000 3.125%,  1/15/2029
a
33,060
Macy's Retail Holdings, LLC
65,000 5.875%,  4/1/2029
a
59,313
Marriott Vacations Worldwide
Corporation, Convertible
25,000 Zero Coupon,  1/15/2026 23,163
18,000 3.250%,  12/15/2027
a
17,037
Mattamy Group Corporation
43,000 5.250%,  12/15/2027
a
40,072
Michaels Companies, Inc.
37,000 5.250%,  5/1/2028
a
29,894
NCL Corporation, Ltd.
20,000 3.625%,  12/15/2024
a
19,246
15,000 5.875%,  3/15/2026
a
14,033
55,000 5.875%,  2/15/2027
a
53,537
Nissan Motor Company, Ltd.
17,000 3.522%,  9/17/2025
a
15,815
17,000 4.345%,  9/17/2027
a
15,462
22,000 4.810%,  9/17/2030
a
19,297
PENN Entertainment, Inc.
35,000 4.125%,  7/1/2029
a
28,725
PetSmart, Inc./PetSmart Finance
Corporation
60,000 4.750%,  2/15/2028
a
55,447
62,000 7.750%,  2/15/2029
a
61,602
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
93,000 5.750%,  4/15/2026
a
91,291
Principal
Amount Long-Term Fixed Income (72.9%) Value
Consumer Cyclical (6.2%) - continued
$ 41,000 6.250%,  1/15/2028
a
$ 38,409
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
50,000 5.750%,  1/15/2029
a
37,411
Royal Caribbean Cruises, Ltd.
17,000 11.500%,  6/1/2025
a
18,037
99,000 4.250%,  7/1/2026
a
90,877
38,000 9.250%,  1/15/2029
a
40,486
Scientific Games International, Inc.
62,000 7.250%,  11/15/2029
a
62,078
6,000 6.625%,  3/1/2030
a
5,280
SeaWorld Parks and
Entertainment, Inc.
29,000 5.250%,  8/15/2029
a
25,957
Six Flags Theme Parks, Inc.
15,000 7.000%,  7/1/2025
a
15,075
Staples, Inc.
44,000 7.500%,  4/15/2026
a
36,340
29,000 10.750%,  4/15/2027
a
16,846
Station Casinos, LLC
32,000 4.625%,  12/1/2031
a,b
26,960
Travel + Leisure Company
22,000 6.625%,  7/31/2026
a
21,833
Tripadvisor, Inc.
11,000 7.000%,  7/15/2025
a
11,000
Uber Technologies, Inc.
30,000 6.250%,  1/15/2028
a
29,852
Uber Technologies, Inc.,
Convertible
30,000 Zero Coupon,  12/15/2025 27,361
Vail Resorts, Inc., Convertible
32,000 Zero Coupon,  1/1/2026 28,580
Viking Cruises, Ltd.
19,000 5.875%,  9/15/2027
a
17,463
Wabash National Corporation
42,000 4.500%,  10/15/2028
a
36,419
Wyndham Hotels & Resorts, Inc.
20,000 4.375%,  8/15/2028
a
18,264
Yum! Brands, Inc.
59,000 4.750%,  1/15/2030
a
55,248
ZF North America Capital, Inc.
27,000 7.125%,  4/14/2030
a
27,460
Total 3,249,313
Consumer Non-Cyclical (4.2%)
1375209 B.C., Ltd.
34,000 9.000%,  1/30/2028
a
34,085
Albertsons Companies, Inc./
Safeway, Inc.
70,000 4.625%,  1/15/2027
a
66,325
57,000 3.500%,  3/15/2029
a
49,341
Aramark Services, Inc.
84,000 5.000%,  2/1/2028
a
79,173
Avantor Funding, Inc.
45,000 4.625%,  7/15/2028
a
41,712
B&G Foods, Inc.
23,000 5.250%,  9/15/2027 19,983
Bausch Health Companies, Inc.
21,000 5.500%,  11/1/2025
a,b
18,555
60,000 11.000%,  9/30/2028
a
42,618

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (72.9%) Value
Consumer Non-Cyclical (4.2%) - continued
BellRing Brands, Inc.
$ 29,000 7.000%,  3/15/2030
a
$ 29,181
BioMarin Pharmaceutical, Inc.,
Convertible
34,000 1.250%,  5/15/2027
b
34,180
Central Garden & Pet Company
50,000 4.125%,  10/15/2030 41,885
Cheplapharm Arzneimittel GmbH
10,000 5.500%,  1/15/2028
a
9,050
Chobani, LLC/Chobani Finance
Corporation, Inc.
56,000 4.625%,  11/15/2028
a
50,960
CHS/Community Health Systems,
Inc.
11,000 8.000%,  12/15/2027
a,b
10,649
55,000 6.000%,  1/15/2029
a
46,269
Coty, Inc.
28,000 5.000%,  4/15/2026
a
26,833
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
53,000 4.750%,  1/15/2029
a
48,866
Edgewell Personal Care Company
30,000 5.500%,  6/1/2028
a
28,357
Embecta Corporation
18,000 6.750%,  2/15/2030
a
16,131
Encompass Health Corporation
95,000 4.500%,  2/1/2028 88,384
Energizer Holdings, Inc.
10,000 4.750%,  6/15/2028
a
8,916
35,000 4.375%,  3/31/2029
a
30,159
Fortrea Holdings, Inc.
13,000 7.500%,  7/1/2030
a
13,312
HLF Financing SARL, LLC/
Herbalife International, Inc.
110,000 4.875%,  6/1/2029
a
78,405
Integer Holdings Corporation,
Convertible
33,000 2.125%,  2/15/2028
a
38,874
Ionis Pharmaceuticals, Inc.,
Convertible
21,000 0.125%,  12/15/2024 19,530
21,000 Zero Coupon,  4/1/2026 19,806
16,000 1.750%,  6/15/2028
a
16,016
Jazz Investments I, Ltd.,
Convertible
33,000 2.000%,  6/15/2026 33,536
Jazz Securities DAC
29,000 4.375%,  1/15/2029
a
25,874
Mattel, Inc.
80,000 3.375%,  4/1/2026
a
73,616
Mozart Debt Merger Sub, Inc.
34,000 3.875%,  4/1/2029
a
29,548
36,000 5.250%,  10/1/2029
a
31,237
Organon & Company/Organon
Foreign Debt Co-Issuer BV
45,000 4.125%,  4/30/2028
a
39,939
Owens & Minor, Inc.
39,000 6.625%,  4/1/2030
a
35,383
Performance Food Group, Inc.
44,000 4.250%,  8/1/2029
a
39,174
Principal
Amount Long-Term Fixed Income (72.9%) Value
Consumer Non-Cyclical (4.2%) - continued
Perrigo Finance Unlimited
Company
$ 97,000 4.375%,  3/15/2026 $ 92,215
Post Holdings, Inc.
26,000 5.625%,  1/15/2028
a
24,982
17,000 5.500%,  12/15/2029
a
15,687
39,000 4.500%,  9/15/2031
a
33,307
Post Holdings, Inc., Convertible
22,000 2.500%,  8/15/2027
a
22,180
Scotts Miracle-Gro Company
35,000 4.500%,  10/15/2029 30,074
SEG Holding, LLC
95,000 5.625%,  10/15/2028
a
89,812
Simmons Foods, Inc.
72,000 4.625%,  3/1/2029
a
57,687
Spectrum Brands, Inc.
35,000 5.000%,  10/1/2029
a
31,240
10,000 5.500%,  7/15/2030
a
9,125
Syneos Health, Inc.
35,000 3.625%,  1/15/2029
a
34,215
Teleflex, Inc.
58,000 4.250%,  6/1/2028
a
52,997
Tenet Healthcare Corporation
108,000 5.125%,  11/1/2027 103,105
68,000 6.125%,  10/1/2028 65,464
Teva Pharmaceutical Finance
Netherlands III BV
109,000 3.150%,  10/1/2026 97,669
Topgolf Callaway Brands
Corporation, Convertible
9,000 2.750%,  5/1/2026 11,619
TreeHouse Foods, Inc.
74,000 4.000%,  9/1/2028 63,746
United Natural Foods, Inc.
21,000 6.750%,  10/15/2028
a
17,406
Winnebago Industries, Inc.,
Convertible
18,000 1.500%,  4/1/2025 21,510
Total 2,189,902
Energy (5.6%)
Antero Resources Corporation
17,000 5.375%,  3/1/2030
a
15,738
Archrock Partners, LP/Archrock
Partners Finance Corporation
57,000 6.250%,  4/1/2028
a
53,515
Baytex Energy Corporation
31,000 8.500%,  4/30/2030
a
30,274
BP Capital Markets plc
180,000 4.875%,  3/22/2030
c,d
163,620
Buckeye Partners, LP
40,000 3.950%,  12/1/2026 36,110
Callon Petroleum Company
36,000 8.250%,  7/15/2025 35,730
35,000 7.500%,  6/15/2030
a
33,035
Cheniere Energy Partners, LP
15,000 3.250%,  1/31/2032 12,340
Cheniere Energy, Inc.
20,000 4.625%,  10/15/2028 18,676

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (72.9%) Value
Energy (5.6%) - continued
Chesapeake Energy Corporation
$ 24,000 6.750%,  4/15/2029
a
$ 23,814
Chord Energy Corporation
24,000 6.375%,  6/1/2026
a
23,793
Civitas Resources, Inc.
14,000 8.375%,  7/1/2028
a
14,158
14,000 8.750%,  7/1/2031
a
14,193
CNX Resources Corporation
18,000 6.000%,  1/15/2029
a
16,684
CNX Resources Corporation,
Convertible
22,000 2.250%,  5/1/2026 32,373
Comstock Resources, Inc.
17,000 6.750%,  3/1/2029
a
15,554
25,000 5.875%,  1/15/2030
a
21,704
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
34,000 5.500%,  6/15/2031
a
30,325
Crescent Energy Finance, LLC
15,000 9.250%,  2/15/2028
a
14,554
CrownRock, LP/CrownRock
Finance, Inc.
29,000 5.625%,  10/15/2025
a
28,571
DT Midstream, Inc.
75,000 4.125%,  6/15/2029
a
65,818
10,000 4.375%,  6/15/2031
a
8,612
Enbridge, Inc.
100,000 7.375%,  1/15/2083
c
98,061
107,000 7.625%,  1/15/2083
c
107,521
Enerflex, Ltd.
30,000 9.000%,  10/15/2027
a
29,189
Energy Transfer, LP
115,000 6.750%,  5/15/2025
c,d
102,352
EnLink Midstream Partners, LP
50,000 4.850%,  7/15/2026 48,250
EnLink Midstream, LLC
20,000 6.500%,  9/1/2030
a
19,976
Enterprise Products Operating,
LLC
37,000
8.304%,  (LIBOR 3M +
2.986%), 8/16/2077
c
36,383
EQM Midstream Partners, LP
85,000 4.750%,  1/15/2031
a
74,459
EQT Corporation, Convertible
13,000 1.750%,  5/1/2026 36,575
Ferrellgas, LP/Ferrellgas Finance
Corporation
32,000 5.375%,  4/1/2026
a
29,763
Genesis Energy LP/Genesis
Energy Finance Corporation
29,000 8.875%,  4/15/2030 28,333
Harvest Midstream, LP
81,000 7.500%,  9/1/2028
a
80,307
Hess Midstream Operations, LP
35,000 5.625%,  2/15/2026
a
34,431
27,000 5.500%,  10/15/2030
a
24,975
Hilcorp Energy I, LP/Hilcorp
Finance Company
40,000 5.750%,  2/1/2029
a
36,220
36,000 6.250%,  4/15/2032
a
32,089
Principal
Amount Long-Term Fixed Income (72.9%) Value
Energy (5.6%) - continued
Holly Energy Partners, LP/Holly
Energy Finance Corporation
$ 27,000 6.375%,  4/15/2027
a
$ 26,671
Howard Midstream Energy
Partners, LLC
45,000 6.750%,  1/15/2027
a
42,862
ITT Holdings, LLC
47,000 6.500%,  8/1/2029
a
39,597
Laredo Petroleum, Inc.
54,000 7.750%,  7/31/2029
a
44,550
MEG Energy Corporation
41,000 5.875%,  2/1/2029
a
38,557
Murphy Oil Corporation
32,000 5.875%,  12/1/2027 31,087
Nabors Industries, Ltd.
80,000 7.250%,  1/15/2026
a
74,682
New Fortress Energy, Inc.
20,000 6.750%,  9/15/2025
a
18,761
Noble Finance II, LLC
33,000 8.000%,  4/15/2030
a
33,550
Northern Oil and Gas, Inc.
31,000 8.750%,  6/15/2031
a
30,457
Northern Oil and Gas, Inc.,
Convertible
16,000 3.625%,  4/15/2029
a
17,844
Northriver Midstream Finance, LP
16,000 5.625%,  2/15/2026
a
14,918
NuStar Logistics, LP
45,000 5.750%,  10/1/2025 43,873
Permian Resources Operating,
LLC, Convertible
5,000 3.250%,  4/1/2028 9,595
Pioneer Natural Resources
Company, Convertible
7,000 0.250%,  5/15/2025 15,391
Plains All American Pipeline, LP
60,000
9.431%,  (LIBOR 3M +
4.110%), 8/3/2023
c,d
53,408
Precision Drilling Corporation
42,000 6.875%,  1/15/2029
a
37,948
Range Resources Corporation
25,000 4.750%,  2/15/2030
a
22,406
Rockcliff Energy II, LLC
33,000 5.500%,  10/15/2029
a
30,441
SM Energy Company
44,000 6.625%,  1/15/2027 42,735
15,000 6.500%,  7/15/2028 14,400
Southwestern Energy Company
45,000 5.375%,  3/15/2030 41,994
21,000 4.750%,  2/1/2032 18,508
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
29,000 5.875%,  3/1/2027 28,019
20,000 5.000%,  6/1/2031
a
16,743
Sunoco, LP/Sunoco Finance
Corporation
5,000 5.875%,  3/15/2028 4,808
29,000 4.500%,  4/30/2030 25,353
Teine Energy, Ltd.
25,000 6.875%,  4/15/2029
a
22,824

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (72.9%) Value
Energy (5.6%) - continued
TransCanada Trust
$ 125,000 5.600%,  3/7/2082
c
$ 105,336
160,000 5.300%,  3/15/2077
c
141,910
Transocean, Inc.
37,000 11.500%,  1/30/2027
a
38,341
USA Compression Partners, LP/
USA Compression Finance
Corporation
50,000 6.875%,  4/1/2026 48,980
Venture Global Calcasieu Pass,
LLC
78,000 3.875%,  8/15/2029
a
68,140
19,000 6.250%,  1/15/2030
a
18,847
20,000 4.125%,  8/15/2031
a
17,199
Venture Global LNG, Inc.
63,000 8.375%,  6/1/2031
a
63,515
Weatherford International, Ltd.
44,000 8.625%,  4/30/2030
a
44,671
Total 2,916,996
Financials (14.7%)
AerCap Holdings NV
60,000 5.875%,  10/10/2079
c
56,588
Air Lease Corporation
94,000 4.650%,  6/15/2026
c,d
78,449
Aircastle, Ltd.
115,000 5.250%,  6/15/2026
a,c,d
80,258
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
22,000 6.750%,  10/15/2027
a
20,680
Ally Financial, Inc.
203,000 4.700%,  5/15/2026
c,d
143,115
8,000 6.700%,  2/14/2033 7,078
American Express Company
85,000 3.550%,  9/15/2026
c,d
70,550
AmWINS Group, Inc.
31,000 4.875%,  6/30/2029
a
27,992
Arbor Realty Trust, Inc.,
Convertible
9,000 7.500%,  8/1/2025
a
8,919
Ares Capital Corporation,
Convertible
13,000 4.625%,  3/1/2024 12,959
BAC Capital Trust XIV
74,000
5.952%,  (LIBOR 3M +
0.400%), 7/19/2023
c,d
56,980
Bank of America Corporation
284,000 6.250%,  9/5/2024
c,d
280,450
82,000 6.100%,  3/17/2025
c,d
81,303
40,000 6.300%,  3/10/2026
c,d
39,890
200,000 4.375%,  1/27/2027
c,d
170,550
120,000 6.125%,  4/27/2027
c,d
117,258
Bank of New York Mellon
Corporation
150,000 4.700%,  9/20/2025
c,d
145,687
Bank of Nova Scotia
97,000 4.900%,  6/4/2025
c,d
91,575
Blackstone Mortgage Trust, Inc.,
Convertible
3,000 5.500%,  3/15/2027 2,563
Principal
Amount Long-Term Fixed Income (72.9%) Value
Financials (14.7%) - continued
Capital One Financial Corporation
$ 36,000 3.950%,  9/1/2026
c,d
$ 26,730
Charles Schwab Corporation
176,000 5.375%,  6/1/2025
c,d
168,207
128,000 4.000%,  6/1/2026
c,d
104,032
35,000 5.000%,  6/1/2027
c,d
29,329
125,000 4.000%,  12/1/2030
c,d
91,219
Citigroup, Inc.
82,000
9.341%,  (LIBOR 3M +
4.068%), 10/30/2023
c,d
82,287
68,000 5.000%,  9/12/2024
c,d
63,474
145,000 4.000%,  12/10/2025
c,d
123,794
170,000 3.875%,  2/18/2026
c,d
142,375
107,000 4.150%,  11/15/2026
c,d
86,081
51,000 7.375%,  5/15/2028
c,d
50,625
Citizens Financial Group, Inc.
80,000 4.000%,  10/6/2026
c,d
59,898
Coinbase Global, Inc., Convertible
65,000 0.500%,  6/1/2026 48,843
Comerica, Inc.
20,000 5.625%,  7/1/2025
c,d
16,577
Corebridge Financial, Inc.
81,000 6.875%,  12/15/2052
c
77,638
Credit Acceptance Corporation
52,000 5.125%,  12/31/2024
a
50,481
Credit Agricole SA
48,000 6.875%,  9/23/2024
a,c,d
46,292
40,000 8.125%,  12/23/2025
a,c,d
40,050
Credit Suisse Group AG
56,000 7.500%,  12/11/2023
*,c,d,e
2,090
40,000 7.250%,  9/12/2025
a,c,d,e
1,493
Dai-ichi Life Insurance Company,
Ltd.
230,000 5.100%,  10/28/2024
a,b,c,d
223,678
Deutsche Bank AG/New York, NY
115,000 6.000%,  10/30/2025
c,d
91,758
Drawbridge Special Opportunities
Fund, LP
95,000 3.875%,  2/15/2026
a
84,834
Encore Capital Group, Inc.,
Convertible
12,000 4.000%,  3/15/2029
a
11,652
Fifth Third Bancorp
91,000 4.500%,  9/30/2025
c,d
80,253
Fortress Transportation and
Infrastructure Investors, LLC
43,000 6.500%,  10/1/2025
a
42,362
31,000 9.750%,  8/1/2027
a
32,016
Genworth Mortgage Holdings, Inc.
28,000 6.500%,  8/15/2025
a
27,505
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
102,000 3.750%,  12/15/2027
a
74,827
Goldman Sachs Group, Inc.
70,000 5.500%,  8/10/2024
c,d
68,158
130,000 3.650%,  8/10/2026
c,d
100,490
105,000 4.125%,  11/10/2026
c,d
87,776
Hartford Financial Services Group,
Inc.
100,000
7.446%,  (LIBOR 3M +
2.125%), 2/12/2047
a,c
83,006

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (72.9%) Value
Financials (14.7%) - continued
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
$ 4,000 Zero Coupon,  5/1/2025
a
$ 3,783
HSBC Holdings plc
55,000 6.375%,  3/30/2025
c,d
52,671
85,000 4.600%,  12/17/2030
c,d
64,706
HUB International, Ltd.
46,000 5.625%,  12/1/2029
a
41,266
Huntington Bancshares, Inc.
104,000 4.450%,  10/15/2027
c,d
84,463
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
50,000 4.750%,  9/15/2024 47,773
30,000 6.375%,  12/15/2025 27,888
11,000 5.250%,  5/15/2027 9,486
J.P. Morgan Chase & Company
20,000 6.000%,  11/1/2023
c,d
20,014
105,000
8.549%,  (LIBOR 3M +
3.250%), 11/1/2023
c,d
105,394
218,000 5.000%,  8/1/2024
c,d
212,959
100,000 4.600%,  2/1/2025
c,d
93,250
85,000 3.650%,  6/1/2026
c,d
74,813
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
15,000 5.000%,  8/15/2028
a
12,297
Lincoln National Corporation
100,000
7.688%,  (LIBOR 3M +
2.358%), 8/17/2023
c
66,138
LPL Holdings, Inc.
30,000 4.000%,  3/15/2029
a
26,320
M&T Bank Corporation
203,000 3.500%,  9/1/2026
c,d
135,402
Macquarie Airfinance Holdings,
Ltd.
16,000 8.375%,  5/1/2028
a
16,223
MetLife, Inc.
140,000 3.850%,  9/15/2025
c,d
129,357
72,000 5.875%,  3/15/2028
c,d
66,217
107,000 6.400%,  12/15/2036 106,791
Molina Healthcare, Inc.
39,000 4.375%,  6/15/2028
a
35,952
MPT Operating Partnership, LP/
MPT Finance Corporation
40,000 4.625%,  8/1/2029 30,238
Nationstar Mortgage Holdings,
Inc.
37,000 6.000%,  1/15/2027
a
34,421
NatWest Group plc
95,000 4.600%,  6/28/2031
c,d
65,787
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
58,000 4.500%,  9/30/2028
a
44,616
Nippon Life Insurance Company
172,000 5.100%,  10/16/2044
a,c
167,734
172,000 3.400%,  1/23/2050
a,c
150,472
OneMain Finance Corporation
70,000 6.875%,  3/15/2025 69,309
29,000 3.875%,  9/15/2028 23,707
Park Intermediate Holdings, LLC
20,000 4.875%,  5/15/2029
a
17,236
Principal
Amount Long-Term Fixed Income (72.9%) Value
Financials (14.7%) - continued
Pebblebrook Hotel Trust,
Convertible
$ 42,000 1.750%,  12/15/2026 $ 35,453
PNC Financial Services Group,
Inc.
95,000 3.400%,  9/15/2026
c,d
70,062
108,000 6.200%,  9/15/2027
c,d
100,672
103,000 6.250%,  3/15/2030
c,d
92,468
PRA Group, Inc.
34,000 7.375%,  9/1/2025
a
32,321
18,000 8.375%,  2/1/2028
a
16,313
Provident Financing Trust I
25,000 7.405%,  3/15/2038 25,163
Prudential Financial, Inc.
77,000 6.750%,  3/1/2053
c
77,461
126,000 5.200%,  3/15/2044
c
124,509
20,000 3.700%,  10/1/2050
c
16,869
QBE Insurance Group, Ltd.
40,000 5.875%,  5/12/2025
a,c,d
38,068
Radian Group, Inc.
37,000 4.875%,  3/15/2027 34,895
Redwood Trust, Inc., Convertible
2,000 7.750%,  6/15/2027 1,683
Regions Financial Corporation
80,000 5.750%,  6/15/2025
c,d
75,724
RHP Hotel Properties, LP/RHP
Finance Corporation
19,000 7.250%,  7/15/2028
a
19,194
RLJ Lodging Trust, LP
19,000 3.750%,  7/1/2026
a
17,433
33,000 4.000%,  9/15/2029
a
27,637
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
30,000 3.625%,  3/1/2029
a
25,214
Service Properties Trust
25,000 4.650%,  3/15/2024 24,585
12,000 4.350%,  10/1/2024 11,547
58,000 7.500%,  9/15/2025 56,956
20,000 5.500%,  12/15/2027 17,584
SLM Corporation
20,000 4.200%,  10/29/2025 18,581
Standard Chartered plc
35,000 6.000%,  7/26/2025
a,c,d
33,243
Sumitomo Life Insurance Company
150,000 3.375%,  4/15/2081
a,c
129,212
Summit Hotel Properties, Inc.,
Convertible
15,000 1.500%,  2/15/2026 12,742
Synchrony Financial
8,000 7.250%,  2/2/2033 7,205
Toronto-Dominion Bank
55,000 8.125%,  10/31/2082
c
55,873
Truist Financial Corporation
150,000 5.100%,  3/1/2030
c,d
129,750
UBS Group AG
100,000 4.875%,  2/12/2027
a,c,d
80,055
United Wholesale Mortgage, LLC
11,000 5.500%,  11/15/2025
a
10,467
31,000 5.500%,  4/15/2029
a
26,583

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (72.9%) Value
Financials (14.7%) - continued
USB Realty Corporation
$ 133,000
6.407%,  (LIBOR 3M +
1.147%), 1/15/2027
a,c,d
$ 94,762
USI, Inc./NY
15,000 6.875%,  5/1/2025
a
14,888
Ventas Realty, LP, Convertible
13,000 3.750%,  6/1/2026
a
13,228
Wells Fargo & Company
162,000 3.900%,  3/15/2026
c,d
142,625
30,000
5.760%,  (LIBOR 3M +
0.500%), 1/15/2027
c
28,068
Welltower OP, LLC, Convertible
34,000 2.750%,  5/15/2028
a
34,255
XHR, LP
19,000 6.375%,  8/15/2025
a
18,650
32,000 4.875%,  6/1/2029
a
27,440
Total 7,668,795
Mortgage-Backed Securities (11.4%)
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,089,900 5.000%,  3/1/2053 3,028,514
750,000 5.500%,  7/1/2042
f
746,367
2,275,000 4.500%,  7/1/2048
f
2,187,199
Total 5,962,080
Technology (2.7%)
Akamai Technologies, Inc.,
Convertible
28,000 0.125%,  5/1/2025 29,872
21,000 0.375%,  9/1/2027 20,281
AthenaHealth Group, Inc.
50,000 6.500%,  2/15/2030
a
42,082
Black Knight InfoServ, LLC
46,000 3.625%,  9/1/2028
a
41,332
Block, Inc., Convertible
24,000 0.250%,  11/1/2027 18,405
Cloud Software Group, Inc.
40,000 6.500%,  3/31/2029
a
35,615
13,000 9.000%,  9/30/2029
a
11,355
CommScope Technologies, LLC
54,000 6.000%,  6/15/2025
a
50,332
CommScope, Inc.
70,000 7.125%,  7/1/2028
a,b
49,700
Euronet Worldwide, Inc.,
Convertible
32,000 0.750%,  3/15/2049 31,060
Gartner, Inc.
30,000 3.625%,  6/15/2029
a
26,410
60,000 3.750%,  10/1/2030
a
52,255
InterDigital, Inc., Convertible
34,000 3.500%,  6/1/2027 45,835
Iron Mountain, Inc.
65,000 4.875%,  9/15/2027
a
61,399
15,000 5.000%,  7/15/2028
a
13,899
37,000 4.875%,  9/15/2029
a
33,120
30,000 5.250%,  7/15/2030
a
27,032
48,000 4.500%,  2/15/2031
a
41,243
Principal
Amount Long-Term Fixed Income (72.9%) Value
Technology (2.7%) - continued
Lumentum Holdings, Inc.,
Convertible
$ 26,000 0.250%,  3/15/2024 $ 27,547
36,000 0.500%,  6/15/2028 28,309
MACOM Technology Solutions
Holdings, Inc., Convertible
17,000 0.250%,  3/15/2026 17,170
Microchip Technology, Inc.,
Convertible
9,000 0.125%,  11/15/2024 10,181
10,000 1.625%,  2/15/2027 25,288
MSCI, Inc.
40,000 4.000%,  11/15/2029
a
36,201
NCR Corporation
44,000 6.125%,  9/1/2029
a,b
44,037
ON Semiconductor Corporation,
Convertible
32,000 Zero Coupon,  5/1/2027 58,768
4,000 0.500%,  3/1/2029
a
4,517
Open Text Corporation
85,000 4.125%,  2/15/2030
a
71,978
Progress Software Corporation,
Convertible
15,000 1.000%,  4/15/2026 16,425
PTC, Inc.
10,000 3.625%,  2/15/2025
a
9,656
35,000 4.000%,  2/15/2028
a
32,221
Rackspace Technology Global,
Inc.
65,000 5.375%,  12/1/2028
a
20,178
Seagate HDD Cayman
18,000 8.500%,  7/15/2031
a
18,876
51,675 9.625%,  12/1/2032
a
57,020
Semtech Corporation, Convertible
8,000 1.625%,  11/1/2027
a
7,444
Sensata Technologies, Inc.
43,000 3.750%,  2/15/2031
a
36,786
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
10,000 4.625%,  11/1/2026
a
9,378
SS&C Technologies, Inc.
124,000 5.500%,  9/30/2027
a
118,709
Verint Systems, Inc., Convertible
18,000 0.250%,  4/15/2026 15,862
Viavi Solutions, Inc.
32,000 3.750%,  10/1/2029
a
27,191
Viavi Solutions, Inc., Convertible
10,000 1.000%,  3/1/2024 9,919
12,000 1.625%,  3/15/2026
a
12,428
Vishay Intertechnology, Inc.,
Convertible
32,000 2.250%,  6/15/2025 35,021
Ziff Davis, Inc., Convertible
29,000 1.750%,  11/1/2026
a
27,042
Total 1,409,379
Transportation (1.2%)
Air Transport Services Group, Inc.,
Convertible
10,000 1.125%,  10/15/2024 9,446
Allegiant Travel Company
34,000 7.250%,  8/15/2027
a
33,875

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (72.9%) Value
Transportation (1.2%) - continued
American Airlines Group, Inc.
$ 12,000 3.750%,  3/1/2025
a
$ 11,385
American Airlines, Inc.
67,000 11.750%,  7/15/2025
a
73,467
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
128,000 5.500%,  4/20/2026
a
126,808
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
40,000 5.375%,  3/1/2029
a
37,103
Delta Air Lines, Inc.
9,000 7.375%,  1/15/2026 9,382
Hawaiian Brand Intellectual
Property, Ltd.
42,000 5.750%,  1/20/2026
a
39,755
Hertz Corporation
28,000 4.625%,  12/1/2026
a
25,270
33,000 5.000%,  12/1/2029
a
27,279
JetBlue Airways Corporation,
Convertible
30,000 0.500%,  4/1/2026 24,638
Rand Parent, LLC
37,000 8.500%,  2/15/2030
a
33,498
Southwest Airlines Company,
Convertible
40,000 1.250%,  5/1/2025 45,860
United Airlines, Inc.
44,000 4.375%,  4/15/2026
a
41,805
35,000 4.625%,  4/15/2029
a
31,891
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
45,000 6.375%,  2/1/2030
a
36,235
XPO Escrow Sub, LLC
45,000 7.500%,  11/15/2027
a
45,982
Total 653,679
U.S. Government & Agencies (14.0%)
U.S. Treasury Bonds
2,740,000 1.375%,  11/15/2031 2,259,323
550,000 4.125%,  11/15/2032 562,031
1,100,000 3.875%,  2/15/2043 1,072,500
U.S. Treasury Notes
3,780,000 1.250%,  12/31/2026 3,402,000
Total 7,295,854
Utilities (2.8%)
Algonquin Power & Utilities
Corporation
65,000 4.750%,  1/18/2082
c
51,675
Alliant Energy Corporation,
Convertible
16,000 3.875%,  3/15/2026
a
15,888
American Electric Power
Company, Inc.
125,000 3.875%,  2/15/2062
c
99,279
Calpine Corporation
34,000 4.500%,  2/15/2028
a
30,781
CMS Energy Corporation,
Convertible
10,000 3.375%,  5/1/2028
a
9,835
Principal
Amount Long-Term Fixed Income (72.9%) Value
Utilities (2.8%) - continued
Dominion Energy, Inc.
$ 120,000 4.350%,  1/15/2027
c,d
$ 100,815
Duke Energy Corporation
102,000 3.250%,  1/15/2082
c
75,738
51,000 4.875%,  9/16/2024
c,d
48,980
Duke Energy Corporation,
Convertible
44,000 4.125%,  4/15/2026
a
42,966
Edison International
170,000 5.000%,  12/15/2026
c,d
146,863
FirstEnergy Corporation,
Convertible
15,000 4.000%,  5/1/2026
a
14,925
NextEra Energy Capital Holdings,
Inc.
145,000 3.800%,  3/15/2082
c
121,732
NextEra Energy Operating
Partners, LP
95,000 3.875%,  10/15/2026
a
88,286
NextEra Energy Partners, LP,
Convertible
8,000 Zero Coupon,  6/15/2024
a
7,512
32,000 Zero Coupon,  11/15/2025
a
29,520
NRG Energy, Inc.
86,000 10.250%,  3/15/2028
a,c,d
81,095
13,000 3.375%,  2/15/2029
a
10,632
15,000 5.250%,  6/15/2029
a
13,413
NRG Energy, Inc., Convertible
33,000 2.750%,  6/1/2048 34,832
PG&E Corporation
40,000 5.000%,  7/1/2028 36,704
PPL Capital Funding, Inc.,
Convertible
26,000 2.875%,  3/15/2028
a
24,830
Sempra Energy
95,000 4.125%,  4/1/2052
c
76,780
40,000 4.875%,  10/15/2025
c,d
37,203
Southern Company
64,000 3.750%,  9/15/2051
c
54,464
Southern Company, Convertible
46,000 3.875%,  12/15/2025
a
45,885
TerraForm Power Operating, LLC
95,000 5.000%,  1/31/2028
a
87,463
Vistra Operations Company, LLC
75,000 5.000%,  7/31/2027
a
70,201
Total 1,458,297
Total Long-Term Fixed Income
(cost $41,633,290) 38,107,747
Shares
Registered Investment
Companies ( 16.8% ) Value
U.S. Affiliated  (7.4%)
502,376 Thrivent Core Emerging Markets
Debt Fund 3,853,221
Total 3,853,221
U.S. Unaffiliated  (9.4%)
60,900 Aberdeen Asia-Pacific Income
Fund, Inc. 164,430

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (16.8%) Value
U.S. Unaffiliated  (9.4%)- continued
19,856 AllianceBernstein Global High
Income Fund, Inc. $ 197,766
27,973 Allspring Income Opportunities
Fund 180,426
4,887 Barings Global Short Duration
High Yield Fund 63,726
6,947 BlackRock Core Bond Trust 73,916
22,024 BlackRock Corporate High Yield
Fund, Inc. 196,454
18,011 BlackRock Credit Allocation
Income Trust 182,812
3,100 BlackRock Debt Strategies Fund,
Inc. 30,349
18,401 BlackRock Enhanced Global
Dividend Trust 185,298
5,100 BlackRock Enhanced International
Dividend Trust 27,744
900 BlackRock Floating Rate Income
Strategies Fund, Inc. 10,989
2,633 BlackRock Income Trust, Inc. 32,044
8,968 BlackRock Multi-Sector Income
Trust 128,870
13,890 Blackstone Strategic Credit 2027
Term Fund
b
151,818
24,689 BNY Mellon High Yield Strategies
Fund 54,810
19,860 Eaton Vance Limited Duration
Income Fund 185,890
1,299 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 10,288
17,086 First Trust High Income Long/Short
Fund 195,464
5,766 First Trust Senior Floating Rate
Income Fund II 57,083
6,221 Invesco Dynamic Credit
Opportunities Fund
g,h
65,128
3,500 Invesco Variable Rate Preferred
ETF 77,875
10,580 iShares Preferred and Income
Securities ETF 327,239
10,923 New America High Income Fund,
Inc. 72,638
40,512 Nuveen Credit Strategies Income
Fund 204,586
8,707 Nuveen Global High Income Fund 97,257
7,700 Nuveen Preferred Income
Opportunities Fund 49,896
6,950 Nuveen Quality Preferred Income
Fund II 44,341
9,504 Nuveen Short Duration Credit
Opportunities Fund 109,771
17,931 PGIM Global High Yield Fund, Inc. 196,703
15,655 PGIM High Yield Bond Fund, Inc. 194,435
6,962 Pimco Dynamic Income Fund 130,537
244 Pioneer High Income Fund, Inc. 1,640
1,923 Tri-Continental Corporation 52,729
8,600 Vanguard Short-Term Corporate
Bond ETF
b
650,676
6,900 Virtus Convertible & Income Fund 24,012
12,847 Virtus Dividend, Interest &
Premium Strategy Fund
b
156,862
2,525 Virtus Equity & Convertible Income
Fund 53,404
4,433 Voya Asia Pacific High Dividend
Equity Income Fund 27,219
Shares
Registered Investment
Companies (16.8%) Value
U.S. Unaffiliated  (9.4%)- continued
23,718 Voya Global Equity Dividend &
Premium Opportunity Fund $ 121,910
44,379 Western Asset High Income
Opportunity Fund, Inc. 167,753
Total 4,956,788
Total Registered Investment
Companies (cost $10,493,179) 8,810,009
Shares Preferred Stock ( 5.7% ) Value
Communications Services (0.6%)
10,950 AT&T, Inc., 4.750%
d
230,826
800 CenterPoint Energy, Inc.,
Convertible, 3.369% 29,072
336 Paramount Global, Convertible,
5.750% 7,614
5,000 Telephone and Data Systems, Inc.,
6.000%
d
68,700
Total 336,212
Consumer Cyclical (0.2%)
4,500 Ford Motor Company, 6.000%
b
109,170
Total 109,170
Energy (0.2%)
4,785 Crestwood Equity Partners, LP,
9.250%
d
44,022
525 Energy Transfer, LP, 7.600%
c,d
12,799
1,415 Nustar Logistics, LP, 11.994%
c
35,799
56 UGI Corporation, Convertible,
7.250% 3,720
Total 96,340
Financials (4.0%)
3,750 Aegon Funding Corporation II,
5.100% 79,537
3,000 Allstate Corporation, 5.100%
d
66,000
4,200 American International Group, Inc.
5.850%
d
101,178
11,650 Bank of America Corporation,
4.250%
d
217,855
39 Bank of America Corporation,
Convertible, 7.250%
d
45,701
4,250 Capital One Financial Corporation,
5.000%
b,d
82,577
3,100 Equitable Holdings, Inc., 5.250%
d
61,969
65 First Horizon Bank, 6.061%
*,c,d
41,254
2,000 First Horizon Corporation, 6.500%
d
45,380
5,700 J.P. Morgan Chase & Company,
4.200%
d
109,953
5,450 J.P. Morgan Chase & Company,
4.750%
d
116,793
6,200 KeyCorp, 6.200%
c,d
118,296
685 KKR & Company, Inc.,
Convertible, 6.000% 45,279
5,475 Morgan Stanley, 4.250%
d
101,835
3,300 Morgan Stanley, 5.850%
c,d
77,583
3,200 Morgan Stanley, 7.125%
c,d
80,448
4,500 Public Storage, 3.950%
d
82,935
4,775 Public Storage, 4.125%
d
95,023
800 Public Storage, 4.625%
d
17,624
200 Public Storage, 4.700%
d
4,502

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock (5.7%) Value
Financials (4.0%) - continued
1,450 Regions Financial Corporation,
5.700%
c,d
$ 29,653
250 Synovus Financial Corporation,
5.875%
c,d
5,163
4,100 Truist Financial Corporation,
4.750%
d
82,328
5,500 U.S. Bancorp, 4.000%
d
92,565
6,750 Wells Fargo & Company, 4.250%
d
115,155
5,000 Wells Fargo & Company, 4.750%
d
95,200
64 Wells Fargo & Company,
Convertible, 7.500%
d
73,728
Total 2,085,514
Utilities (0.7%)
488 AES Corporation, Convertible,
6.875% 39,831
6,775 CMS Energy Corporation, 4.200%
d
122,831
691 NextEra Energy, Inc., Convertible,
6.926%
b
31,295
111 NiSource, Inc., Convertible,
7.750% 11,294
6,950 Southern Company, 4.950% 159,641
Total 364,892
Total Preferred Stock
(cost $3,631,956) 2,992,128
Shares
Collateral Held for Securities
Loaned ( 2.6% ) Value
1,339,677 Thrivent Cash Management Trust 1,339,677
Total Collateral Held for
Securities Loaned
(cost $1,339,677) 1,339,677
Shares Common Stock ( 0.5% ) Value
Communications Services (<0.1%)
31 Windstream Services, LLC
h
294
Total 294
Consumer Discretionary (0.1%)
282 Bloomin' Brands, Inc. 7,583
8 Booking Holdings, Inc.
h
21,603
Total 29,186
Energy (0.1%)
649 Permian Resources Corporation 7,113
164 Pioneer Natural Resources
Company 33,978
Total 41,091
Financials (0.2%)
1,044 AGNC Investment Corporation 10,576
589 Annaly Capital Management, Inc. 11,786
1,200 Apollo Commercial Real Estate
Finance, Inc. 13,584
1,300 BlackRock TCP Capital
Corporation 14,183
196 Blackstone Mortgage Trust, Inc. 4,079
1,700 Chimera Investment Corporation 9,809
108 Encore Capital Group, Inc.
h
5,251
634 FS KKR Capital Corporation 12,160
989 Golub Capital BDC, Inc. 13,351
Shares Common Stock (0.5%) Value
Financials (0.2%) - continued
405 New York Community Bancorp,
Inc. $ 4,552
1,944 Rithm Capital Corporation 18,176
Total 117,507
Industrials (0.1%)
26 Chart Industries, Inc.
h
4,154
110 FTI Consulting, Inc.
h
20,922
30 Kaman Corporation 730
162 Uber Technologies, Inc.
h
6,994
Total 32,800
Information Technology (<0.1%)
38 InterDigital, Inc. 3,669
18 Microchip Technology, Inc. 1,613
68 Western Digital Corporation
h
2,579
Total 7,861
Real Estate (<0.1%)
78 Kite Realty Group Trust 1,742
Total 1,742
Utilities (<0.1%)
382 NiSource, Inc. 10,448
Total 10,448
Total Common Stock
(cost $226,115) 240,929
Shares or
Principal
Amount Short-Term Investments ( 8.9% ) Value
Thrivent Core Short-Term Reserve
Fund
442,484 5.460% 4,424,836
U.S. Treasury Bills
100,000 4.733%, 7/25/2023
i,j
99,694
100,000 5.083%, 8/3/2023
i,j
99,560
Total Short-Term Investments
(cost $4,623,999) 4,624,090
Total Investments (cost
$61,948,216) 107.4% $56,114,580
Other Assets and Liabilities, Net
(7.4%) (3,874,588)
Total Net Assets 100.0% $52,239,992
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2023, the value of these investments was $13,352,404 or 25.6% of
total net assets.
b All or a portion of the security is on loan.
c Denotes variable rate securities. The rate shown is as of
June 30, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

d Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
e Defaulted security.  Interest is not being accrued.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
h Non-income producing security.
i The interest rate shown reflects the yield.
j All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Multidimensional Income Portfolio as of June 30, 2023
was $43,344 or 0.08% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of June 30, 2023.
Security
Acquisition
Date Cost
Credit Suisse Group AG,
12/29/2049 5/9/2018 $ 60,178
First Horizon Bank, 6.061%,
3/5/2019 6/21/2017 49,855
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Multidimensional Income
Portfolio as of June 30, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 433,329
Common Stock 873,532
Total lending $1,306,861
Gross amount payable upon return of
collateral for securities loaned $1,339,677
Net amounts due to counterparty $32,816
Definitions:
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
Reference Rate Index:
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 593,869
Gross unrealized depreciation (6,701,790)
Net unrealized appreciation (depreciation) $ (6,107,921)
Cost for federal income tax purposes $ 62,192,770

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2023, in valuing Multidimensional Income Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Basic Materials 883,159 – 883,159 –
Capital Goods 2,159,219 – 2,159,219 –
Collateralized Mortgage Obligations 46,265 – 46,265 –
Communications Services 2,214,809 – 2,214,809 –
Consumer Cyclical 3,249,313 – 3,249,313 –
Consumer Non-Cyclical 2,189,902 – 2,189,902 –
Energy 2,916,996 – 2,916,996 –
Financials 7,668,795 – 7,668,795 –
Mortgage-Backed Securities 5,962,080 – 5,962,080 –
Technology 1,409,379 – 1,409,379 –
Transportation 653,679 – 653,679 –
U.S. Government & Agencies 7,295,854 – 7,295,854 –
Utilities 1,458,297 – 1,458,297 –
Registered Investment Companies
U.S. Unaffiliated 4,956,788 4,891,660 – 65,128
Preferred Stock
Communications Services 336,212 307,140 29,072 –
Consumer Cyclical 109,170 109,170 – –
Energy 96,340 96,340 – –
Financials 2,085,514 2,044,260 41,254 –
Utilities 364,892 364,892 – –
Common Stock
Communications Services 294 – 294 –
Consumer Discretionary 29,186 29,186 – –
Energy 41,091 41,091 – –
Financials 117,507 117,507 – –
Industrials 32,800 32,800 – –
Information Technology 7,861 7,861 – –
Real Estate 1,742 1,742 – –
Utilities 10,448 10,448 – –
Short-Term Investments 199,254 – 199,254 –
Subtotal Investments in Securities $46,496,846 $8,054,097 $38,377,621 $65,128
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 3,853,221
Affiliated Short-Term Investments 4,424,836
Collateral Held for Securities Loaned 1,339,677
Subtotal Other Investments $9,617,734
Total Investments at Value $56,114,580
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of June 30, 2023, in valuing Multidimensional Income Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Credit Default Swaps 29,731 – 29,731 –
Total Liability Derivatives $29,731 $– $29,731 $–

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Multidimensional Income Portfolio's swaps contracts held as of June 30, 2023. Investments totaling $199,254 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 40, 5 Year, at 5.00%, Quarterly Buy 6/20/2028 $ 1,150,000 $ – ( $ 29,731) ( $ 29,731)
Total Credit Default Swaps $– ($29,731) ($29,731)
1 As the buyer of protection, Multidimensional Income Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Multidimensional Income Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Multidimensional Income Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2023, for Multidimensional Income
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) $ 29,731
Total Credit Contracts 29,731
Total Liability Derivatives $29,731
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2023, for
Multidimensional Income Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (11,918)
Total Credit Contracts
(11,918)
Total ($11,918)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2023, for Multidimensional Income Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (36,238)
Total Credit Contracts (36,238)
Total ($36,238)

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Multidimensional Income Portfolio's average volume of derivative activity during the period ended June 30, 2023.
Derivative Risk Category Average Notional Value
Credit Contracts
Credit Default Swaps - Buy Protection ($21,366)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Multidimensional Income
Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
6/30/2023
Shares Held at
6/30/2023
% of Net
Assets
6/30/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $4,243 $165 $600 $3,853 502 7.4%
Total U.S. Affiliated Registered Investment
Companies 4,243 3,853 7.4
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% 3,878 18,891 18,344 4,425 442 8.5
Total Affiliated Short-Term Investments 3,878 4,425 8.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,944 16,229 16,833 1,340 1,340 2.6
Total Collateral Held for Securities Loaned 1,944 1,340 2.6
Total Value $10,065 $9,618
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 6/30/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($182) $227 $ – $116
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% – – – 132
Total Income/Non Income Cash from Affiliated
Investments $248
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 14
Total Affiliated Income from Securities Loaned, Net $14
Total Value ($182) $227 $ –

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 8.2% )
a
Value
Basic Materials (0.3%)
Asplundh Tree Expert, LLC, Term
Loan
$ 95,265
6.934%,  (LIBOR 1M +
1.750%), 9/4/2027
b
$ 94,968
Grinding Media, Inc., Term Loan
53,203
9.199%,  (LIBOR 1M +
4.000%), 10/12/2028
b
51,640
Hyperion Materials &
Technologies, Inc., Term Loan
47,124
9.583%,  (LIBOR 3M +
4.250%), 8/30/2028
b
46,624
INEOS US Petrochem, LLC, Term
Loan
132,982
7.967%,  (LIBOR 1M +
2.750%), 1/29/2026
b
132,550
Lummus Technology Holdings V,
LLC, Term Loan
48,622
8.717%,  (LIBOR 1M +
3.500%), 6/30/2027
b
48,154
Nouryon USA, LLC, Term Loan
94,103
8.068%,  (LIBOR 3M +
2.750%), 10/1/2025
b
93,985
Spectrum Group Buyer, Inc., Term
Loan
48,095
11.324%,  (TSFR1M +
6.500%), 5/19/2028
b
45,520
Total 513,441
Capital Goods (0.9%)
Ali Group North America
Corporation, Term Loan
74,496
7.198%,  (TSFR1M +
2.000%), 7/22/2029
b
74,441
Berry Global, Inc., Term Loan
91,814
6.972%,  (LIBOR 1M +
1.750%), 7/1/2026
b
91,674
Brookfield WEC Holdings, Inc.,
Term Loan
118,092
7.943%,  (LIBOR 1M +
2.750%), 8/1/2025
b
117,763
BW Holding, Inc., Term Loan
50,164
9.414%,  (LIBOR 1M +
4.000%), 12/14/2028
b
45,733
Charter Next Generation, Inc.,
Term Loan
95,794
8.967%,  (LIBOR 1M +
3.750%), 12/1/2027
b
94,956
Clydesdale Acquisition Holdings,
Inc., Term Loan
136,962
9.378%,  (TSFR1M +
4.175%), 4/13/2029
b
134,611
Cornerstone Building Brands, Inc.,
Term Loan
136,899
8.497%,  (LIBOR 1M +
3.250%), 4/12/2028
b
130,825
Emerald Debt Merger Sub, LLC,
Term Loan
101,154
8.264%,  (TSFR1M +
3.000%), 5/31/2030
b
101,059
Foley Products Company, LLC,
Term Loan
47,238
10.142%,  (SOFRRATE +
4.750%), 2/16/2029
b
46,647
Principal
Amount Bank Loans (8.2%)
a
Value
Capital Goods (0.9%) - continued
Ingersoll-Rand Services Company,
Term Loan
$ 79,385
6.953%,  (LIBOR 1M +
1.750%), 2/28/2027
b
$ 79,236
Quikrete Holdings, Inc., Term Loan
157,774
7.842%,  (LIBOR 1M +
2.625%), 1/31/2027
b
157,288
Smyrna Ready Mix Concrete, LLC,
Term Loan
102,819
9.453%,  (TSFR1M +
4.250%), 4/1/2029
b
102,690
TK Elevator U.S. Newco, Inc., Term
Loan
81,591
8.602%,  (LIBOR 6M +
3.500%), 7/31/2027
b
80,785
TransDigm, Inc., Term Loan
213,000
8.492%,  (TSFR1M +
3.250%), 8/24/2028
b,c,d
212,796
Vertiv Group Corporation, Term
Loan
79,389
7.943%,  (LIBOR 1M +
2.750%), 3/2/2027
b
79,017
Total 1,549,521
Communications Services (1.2%)
Altice France SA/France, Term
Loan
165,568
10.486%,  (TSFR1M +
5.500%), 8/31/2028
b
146,804
CCI Buyer, Inc., Term Loan
63,513
9.242%,  (LIBOR 3M +
4.000%), 12/17/2027
b
62,256
Charter Communications
Operating, LLC, Term Loan
199,446
6.795%,  (LIBOR 1M +
1.750%), 2/1/2027
b
198,116
Clear Channel Outdoor Holdings,
Inc., Term Loan
144,386
8.807%,  (LIBOR 3M +
3.500%), 8/23/2026
b
137,631
Connect Finco SARL, Term Loan
48,623
8.700%,  (LIBOR 1M +
3.500%), 12/12/2026
b
48,547
Crown Subsea Communications
Holding, Inc., Term Loan
47,483
10.275%,  (LIBOR 1M +
5.000%), 4/27/2027
b
47,384
75,816
10.525%,  (TSFR1M +
5.000%), 4/27/2027
b
75,769
CSC Holdings, LLC, Term Loan
73,500
7.693%,  (LIBOR 1M +
2.500%), 4/15/2027
b
64,024
DIRECTV Financing, LLC, Term
Loan
180,097
10.217%,  (LIBOR 1M +
5.000%), 8/2/2027
b
175,870
Intelsat Jackson Holdings SA,
Term Loan
95,422
9.444%,  (TSFR6M +
4.250%), 2/1/2029
b
94,945
Level 3 Financing, Inc., Term Loan
83,000
6.967%,  (LIBOR 1M +
1.750%), 3/1/2027
b
77,139

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (8.2%)
a
Value
Communications Services (1.2%) - continued
Lumen Technologies, Inc., Term
Loan
$ 102,819
7.467%,  (LIBOR 3M +
2.250%), 3/15/2027
b
$ 78,913
MH Sub I, LLC, Term Loan
120,773
9.353%,  (TSFR1M +
4.250%), 5/3/2028
b
115,700
NEP Group, Inc., Term Loan
51,671
8.467%,  (LIBOR 1M +
3.250%), 10/20/2025
b
46,285
Playtika Holding Corporation, Term
Loan
63,513
7.943%,  (LIBOR 1M +
2.750%), 3/11/2028
b
63,203
Radiate Holdco, LLC, Term Loan
108,118
8.467%,  (LIBOR 1M +
3.250%), 9/25/2026
b
89,918
RLG Holdings, LLC, Term Loan
47,878
9.467%,  (LIBOR 1M +
4.250%), 7/8/2028
b
45,413
SBA Senior Finance II, LLC, Term
Loan
157,754
6.950%,  (LIBOR 1M +
1.750%), 4/11/2025
b
157,684
UPC Financing Partnership, Term
Loan
49,000
8.118%,  (LIBOR 1M +
2.925%), 1/31/2029
b
47,897
Virgin Media Bristol, LLC, Term
Loan
121,000
7.693%,  (LIBOR 1M +
2.500%), 1/31/2028
b
119,820
Zayo Group Holdings, Inc., Term
Loan
100,170
8.217%,  (LIBOR 1M +
3.000%), 3/9/2027
b
78,400
Ziggo Financing Partnership, Term
Loan
82,000
7.693%,  (LIBOR 1M +
2.500%), 4/30/2028
b
80,653
Total 2,052,371
Consumer Cyclical (1.5%)
1011778 B.C., ULC, Term Loan
197,465
6.943%,  (LIBOR 1M +
1.750%), 11/19/2026
b
195,902
AlixPartners, LLP, Term Loan
56,566
7.698%,  (LIBOR 1M +
2.500%), 2/4/2028
b
56,396
Allied Universal Holdco, LLC, Term
Loan
197,492
8.934%,  (LIBOR 1M +
3.750%), 5/14/2028
b
191,678
Alterra Mountain Company, Term
Loan
62,523
8.693%,  (LIBOR 1M +
3.500%), 8/17/2028
b
62,288
Arches Buyer, Inc., Term Loan
34,821
8.434%,  (LIBOR 1M +
3.250%), 12/6/2027
b
33,548
Principal
Amount Bank Loans (8.2%)
a
Value
Consumer Cyclical (1.5%) - continued
Belron Luxembourg SARL, Term
Loan
$ 45,000
7.832%,  (TSFR1M +
2.750%), 4/13/2029
b
$ 44,972
Caesars Entertainment, Inc., Term
Loan
127,680
8.453%,  (TSFR1M +
3.250%), 2/6/2030
b
127,564
Carnival Corporation, Term Loan
157,799
8.467%,  (LIBOR 1M +
3.250%), 10/18/2028
b
156,221
Clarios Global, LP, Term Loan
108,696
8.853%,  (TSFR1M +
3.750%), 5/4/2030
b
108,322
Crocs, Inc., Term Loan
48,992
8.863%,  (TSFR1M +
3.500%), 2/19/2029
b
49,065
Delta 2 Lux SARL, Term Loan
118,000
8.103%,  (TSFR1M +
3.000%), 1/15/2030
b
117,941
Fertitta Entertainment, LLC/NV,
Term Loan
48,631
9.103%,  (TSFR1M +
4.000%), 1/27/2029
b
47,932
First Brands Group, LLC, Term
Loan
62,519
10.252%,  (TSFR6M +
5.000%), 3/30/2027
b
61,074
Go Daddy Operating Company,
LLC, Term Loan
78,605
8.103%,  (TSFR1M +
3.000%), 11/10/2029
b
78,711
Great Outdoors Group, LLC, Term
Loan
110,159
8.943%,  (LIBOR 1M +
3.750%), 3/5/2028
b
109,195
Harbor Freight Tools USA, Inc.,
Term Loan
98,495
7.967%,  (LIBOR 1M +
2.750%), 10/19/2027
b
97,031
Hilton Worldwide Finance, LLC,
Term Loan
119,000
6.939%,  (LIBOR 1M +
1.750%), 6/21/2026
b
118,819
IRB Holding Corporation, Term
Loan
114,421
8.203%,  (TSFR1M +
3.000%), 12/15/2027
b
113,527
Petco Health & Wellness
Company, Inc., Term Loan
50,132
8.754%,  (LIBOR 3M +
3.250%), 3/4/2028
b
49,716
PetSmart, LLC, Term Loan
152,394
8.953%,  (LIBOR 1M +
3.750%), 2/12/2028
b
151,887
Pilot Travel Centers, LLC, Term
Loan
133,295
7.203%,  (TSFR1M +
2.000%), 8/6/2028
b
132,962
Prime Security Services Borrower,
LLC, Term Loan
158,782
7.943%,  (LIBOR 1M +
2.750%), 9/23/2026
b
158,637

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (8.2%)
a
Value
Consumer Cyclical (1.5%) - continued
Scientific Games Holdings, LP,
Term Loan
$ 81,385
8.421%,  (TSFR1M +
3.500%), 4/4/2029
b
$ 80,307
Scientific Games International,
Inc., Term Loan
120,090
8.248%,  (TSFR1M +
3.000%), 4/14/2029
b
119,771
Staples, Inc., Term Loan
42,666
9.799%,  (LIBOR 3M +
4.500%), 9/12/2024
b
42,044
76,189
10.299%,  (LIBOR 3M +
5.000%), 4/12/2026
b
64,963
Stars Group Holdings BV, Term
Loan
46,644
7.754%,  (LIBOR 3M +
2.250%), 7/21/2026
b
46,603
UFC Holdings, LLC, Term Loan
77,920
8.050%,  (LIBOR 3M +
2.750%), 4/29/2026
b
77,779
Total 2,694,855
Consumer Non-Cyclical (1.1%)
AI Aqua Merger Sub, Inc., Term
Loan
105,806
8.896%,  (TSFR1M +
3.750%), 7/30/2028
b
103,743
Alltech, Inc., Term Loan
47,124
9.215%,  (LIBOR 1M +
4.000%), 10/15/2028
b
45,415
Aramark Services, Inc., Term Loan
53,190
7.717%,  (TSFR1M +
2.500%), 6/13/2030
b
53,123
Bausch + Lomb Corporation, Term
Loan
125,053
8.592%,  (TSFR1M +
3.250%), 5/10/2027
b
121,145
Chobani, LLC, Term Loan
48,639
8.717%,  (LIBOR 1M +
3.500%), 10/23/2027
b
48,314
DaVita, Inc., Term Loan
40,184
6.967%,  (LIBOR 1M +
1.750%), 8/12/2026
b
39,557
Elanco Animal Health, Inc., Term
Loan
62,667
7.010%,  (LIBOR 1M +
1.750%), 8/1/2027
b
61,473
Froneri U.S., Inc., Term Loan
121,064
7.453%,  (LIBOR 3M +
2.250%), 1/31/2027
b
120,247
Gainwell Acquisition Corporation,
Term Loan
170,128
9.342%,  (LIBOR 3M +
4.000%), 10/1/2027
b
167,363
ICON Luxembourg SARL, Term
Loan
136,771
7.753%,  (LIBOR 3M +
2.250%), 7/1/2028
b
136,693
Jazz Financing Lux SARL, Term
Loan
157,661
8.693%,  (LIBOR 1M +
3.500%), 5/5/2028
b
157,407
Principal
Amount Bank Loans (8.2%)
a
Value
Consumer Non-Cyclical (1.1%) - continued
LifePoint Health, Inc., Term Loan
$ 69,000
9.023%,  (LIBOR 3M +
3.750%), 11/16/2025
b
$ 63,768
Medline Borrower, LP, Term Loan
287,814
8.467%,  (LIBOR 1M +
3.250%), 10/21/2028
b
284,306
Organon & Company, Term Loan
144,765
8.250%,  (LIBOR 1M +
3.000%), 6/2/2028
b
144,540
Packaging Coordinators Midco,
Inc., Term Loan
49,746
9.003%,  (LIBOR 3M +
3.500%), 11/30/2027
b
48,961
Phoenix Newco, Inc., Term Loan
65,503
8.404%,  (LIBOR 1M +
3.250%), 11/15/2028
b
64,913
PRA Health Sciences, Inc., Term
Loan
34,076
7.754%,  (LIBOR 3M +
2.250%), 7/1/2028
b
34,057
Reynolds Consumer Products,
LLC, Term Loan
95,157
6.953%,  (LIBOR 1M +
1.750%), 2/4/2027
b
95,027
Select Medical Corporation, Term
Loan
80,000
7.703%,  (LIBOR 1M +
2.500%), 3/6/2025
b
79,740
Sotera Health Holdings, LLC, Term
Loan
55,500
8.023%,  (LIBOR 3M +
2.750%), 12/11/2026
b
54,564
Total 1,924,356
Energy (0.2%)
Buckeye Partners, LP, Term Loan
79,389
7.453%,  (LIBOR 1M +
2.250%), 11/1/2026
b
78,752
CQP Holdco, LP, Term Loan
158,785
8.693%,  (LIBOR 1M +
3.500%), 6/4/2028
b
158,388
GIP II Blue Holding, LP, Term Loan
36,979
9.717%,  (LIBOR 3M +
4.500%), 9/29/2028
b
37,032
GIP III Stetson I, LP, Term Loan
45,466
9.453%,  (LIBOR 1M +
4.250%), 7/18/2025
b
45,352
Oryx Midstream Services Permian
Basin, LLC, Term Loan
37,805
8.539%,  (LIBOR 3M +
3.250%), 10/5/2028
b
37,687
Total 357,211
Financials (0.6%)
Acrisure, LLC, Term Loan
74,423
8.693%,  (LIBOR 1M +
3.500%), 2/15/2027
b
72,111
Alliant Holdings Intermediate, LLC,
Term Loan
30,764
8.647%,  (TSFR1M +
3.500%), 11/6/2027
b
30,547

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (8.2%)
a
Value
Financials (0.6%) - continued
AmWINS Group, Inc., Term Loan
$ 120,077
7.443%,  (LIBOR 1M +
2.250%), 2/19/2028
b
$ 118,862
Asurion, LLC, Term Loan
114,023
8.788%,  (LIBOR 3M +
3.250%), 12/23/2026
b
109,633
33,419
8.788%,  (LIBOR 3M +
3.250%), 7/31/2027
b
31,562
Edelman Financial Engines Center,
LLC, Term Loan
32,749
8.943%,  (LIBOR 1M +
3.750%), 4/7/2028
b
31,877
First Eagle Holdings, Inc., Term
Loan
32,739
8.038%,  (LIBOR 3M +
2.500%), 2/2/2027
b
32,166
FleetCor Technologies Operating
Company, LLC, Term  Loan
63,514
6.952%,  (LIBOR 1M +
1.750%), 4/30/2028
b
62,959
Focus Financial Partners, LLC,
Term Loan
48,754
8.353%,  (TSFR1M +
3.250%), 6/30/2028
b,c,d
48,321
Howden Group Holdings, Ltd.,
Term Loan
32,748
8.500%,  (LIBOR 1M +
3.250%), 11/12/2027
b
32,512
HUB International, Ltd., Term Loan
99,239
9.326%,  (TSFR1M +
4.250%), 6/20/2030
b
99,419
Hudson River Trading, LLC, Term
Loan
34,734
8.217%,  (TSFR1M +
3.000%), 3/18/2028
b
33,726
Jane Street Group, LLC, Term
Loan
63,511
7.967%,  (LIBOR 1M +
2.750%), 1/26/2028
b
63,307
Sedgwick Claims Management
Services, Inc., Term Loan
52,369
8.853%,  (TSFR1M +
3.750%), 2/24/2028
b
52,001
Trans Union, LLC, Term Loan
102,407
7.467%,  (LIBOR 1M +
2.250%), 12/1/2028
b
102,076
USI, Inc./NY, Term Loan
118,108
8.992%,  (TSFR1M +
3.750%), 11/22/2029
b
117,812
VFH Parent, LLC, Term Loan
48,510
8.189%,  (TSFR1M +
3.000%), 1/13/2029
b
48,252
Total 1,087,143
Technology (1.8%)
Amentum Government Services
Holdings, LLC, Term  Loan
79,398
9.147%,  (TSFR1M +
4.000%), 2/15/2029
b,e
77,414
AthenaHealth Group, Inc., Delayed
Draw
18,914
0.000%,  (TSFR1M +
3.500%), 2/15/2029
b,c,d
18,181
Principal
Amount Bank Loans (8.2%)
a
Value
Technology (1.8%) - continued
AthenaHealth Group, Inc., Term
Loan
$ 153,574
8.589%,  (PRIME + 3.500%),
2/15/2029
b
$ 147,623
Boxer Parent Company, Inc., Term
Loan
120,932
8.948%,  (LIBOR 1M +
3.750%), 10/2/2025
b
119,838
Central Parent, Inc., Term Loan
142,285
9.492%,  (TSFR3M +
4.250%), 7/6/2029
b
141,793
Cloud Software Group, Inc., Term
Loan
85,785
9.842%,  (TSFR3M +
4.500%), 3/30/2029
b
80,102
Coherent Corporation, Term Loan
73,332
7.967%,  (LIBOR 3M +
2.750%), 7/1/2029
b
73,057
CommScope, Inc., Term Loan
47,875
8.467%,  (LIBOR 1M +
3.250%), 4/4/2026
b
45,769
CoreLogic, Inc., Term Loan
65,666
8.750%,  (LIBOR 1M +
3.500%), 6/2/2028
b
59,198
Cornerstone OnDemand, Inc.,
Term Loan
87,337
9.254%,  (LIBOR 1M +
3.750%), 10/15/2028
b
81,278
Dcert Buyer, Inc., Term Loan
96,254
9.264%,  (LIBOR 6M +
4.000%), 10/16/2026
b
95,261
Dun & Bradstreet Corporation,
Term Loan
95,247
8.434%,  (LIBOR 1M +
3.250%), 2/8/2026
b
95,270
Entegris, Inc., Term Loan
70,181
7.952%,  (TSFR1M +
2.750%), 7/6/2029
b
70,225
Gen Digital, Inc., Term Loan
92,206
7.202%,  (TSFR1M +
2.000%), 9/12/2029
b
91,688
Genesys Cloud Services Holdings
II, LLC, Term Loan
79,593
9.201%,  (LIBOR 1M +
4.000%), 12/1/2027
b
79,309
Hyland Software, Inc., Term Loan
248,047
8.693%,  (LIBOR 1M +
3.500%), 7/1/2024
b
245,814
Informatica, LLC, Term Loan
79,397
8.000%,  (LIBOR 1M +
2.750%), 10/29/2028
b
79,124
Ingram Micro, Inc., Term Loan
59,139
9.038%,  (LIBOR 3M +
3.500%), 7/2/2028
b
58,881
Magenta Buyer, LLC, Term Loan
85,566
10.030%,  (LIBOR 3M +
4.750%), 7/27/2028
b
64,138
McAfee Corporation, Term Loan
163,759
9.010%,  (TSFR1M +
3.750%), 3/1/2029
b
156,321

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (8.2%)
a
Value
Technology (1.8%) - continued
Mitchell International, Inc., Term
Loan
$ 99,246
8.943%,  (LIBOR 1M +
3.750%), 10/15/2028
b
$ 96,815
MKS Instruments, Inc., Term Loan
142,920
7.939%,  (TSFR1M +
2.750%), 8/17/2029
b
142,920
Open Text Corporation, Term Loan
120,395
8.703%,  (TSFR1M +
3.500%), 1/31/2030
b
120,897
Peraton Corporation, Term Loan
248,061
8.953%,  (LIBOR 1M +
3.750%), 2/1/2028
b
243,234
Polaris Newco, LLC, Term Loan
142,909
9.538%,  (LIBOR 3M +
4.000%), 6/4/2028
b
131,238
Proofpoint, Inc., Term Loan
106,191
8.467%,  (LIBOR 1M +
3.250%), 8/31/2028
b
103,802
RealPage, Inc., Term Loan
81,379
8.198%,  (LIBOR 1M +
3.000%), 4/22/2028
b
79,527
Tempo Acquisition, LLC, Term
Loan
78,403
8.102%,  (TSFR1M +
3.000%), 8/31/2028
b
78,403
UKG, Inc., Term Loan
169,708
8.271%,  (LIBOR 2M +
3.250%), 5/3/2026
b
166,366
Verscend Holding Corporation,
Term Loan
117,104
9.217%,  (LIBOR 1M +
4.000%), 8/27/2025
b
116,933
Total 3,160,419
Transportation (0.5%)
AAdvantage Loyalty IP, Ltd., Term
Loan
188,399
10.000%,  (LIBOR 3M +
4.750%), 4/20/2028
b
192,167
Air Canada, Term Loan
150,857
8.839%,  (LIBOR 3M +
3.500%), 8/11/2028
b
150,641
Apple Bidco, LLC, Term Loan
49,375
7.967%,  (TSFR1M +
4.000%), 9/23/2028
b
48,899
Brown Group Holding, LLC, Term
Loan
63,481
7.703%,  (LIBOR 1M +
2.500%), 6/7/2028
b
62,449
Genesee & Wyoming, Inc., Term
Loan
79,385
7.342%,  (LIBOR 3M +
2.000%), 12/30/2026
b
79,261
SkyMiles IP, Ltd., Term Loan
153,003
9.060%,  (LIBOR 3M +
3.750%), 10/20/2027
b
158,776
United Airlines, Inc., Term Loan
181,474
9.292%,  (LIBOR 3M +
3.750%), 4/21/2028
b
181,122
Total 873,315
Principal
Amount Bank Loans (8.2%)
a
Value
Utilities (0.1%)
PG&E Corporation, Term Loan
$ 116,533
8.217%,  (LIBOR 1M +
3.000%), 6/23/2025
b
$ 116,262
Total 116,262
Total Bank Loans
(cost $14,327,854) 14,328,894
Principal
Amount Long-Term Fixed Income ( 77.8% ) Value
Asset-Backed Securities (10.3%)
510 Asset Backed Trust
200,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
f,g
170,857
208,145
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
f,g
188,296
275,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
f,g
236,774
522 Funding CLO, Ltd.
375,000
7.650%,  (LIBOR 3M +
2.400%), 4/20/2030, Ser.
2019-4A, Class CR
b,f
361,850
720 East CLO I, Ltd.
300,000
8.825%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
b,f
302,341
Affirm Asset Securitization Trust
350,000
4.300%,  5/17/2027, Ser.
2022-A, Class 1A
f
340,602
300,000
6.610%,  1/18/2028, Ser.
2023-A, Class A
f
298,507
Anchorage Capital CLO 16, Ltd.
450,000
7.665%,  (LIBOR 3M +
2.400%), 1/19/2035, Ser.
2020-16A, Class CR
b,f
432,402
Anchorage Capital CLO 21, Ltd.
400,000
7.650%,  (LIBOR 3M +
2.400%), 10/20/2034, Ser.
2021-21A, Class C
b,f
385,133
Ares XL CLO, Ltd.
325,000
8.060%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,f
307,658
Babson CLO, Ltd.
500,000
8.150%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,f
483,180
Bankers Healthcare Group
Securitization Trust
237,664
5.280%,  10/17/2035, Ser.
2022-C, Class A
f
234,975
Barings CLO, Ltd.
350,000
8.400%,  (LIBOR 3M +
3.150%), 1/20/2032, Ser.
2016-2A, Class DR2
b,f
331,698
Benefit Street Partners CLO II, Ltd.
300,000
7.160%,  (LIBOR 3M +
1.900%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,f
299,159
Business Jet Securities, LLC
46,880
2.981%,  11/15/2035, Ser.
2020-1A, Class A
f
44,292

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (77.8%) Value
Asset-Backed Securities (10.3%) - continued
$ 380,414
4.455%,  6/15/2037, Ser.
2022-1A, Class A
f
$ 363,307
CarVal CLO VII-C, Ltd.
400,000
7.433%,  (TSFR3M +
2.750%), 1/20/2035, Ser.
2023-1A, Class B1
b,f
400,492
CarVal CLO VIII-C, Ltd.
450,000
8.071%,  (TSFR3M +
3.000%), 10/22/2035, Ser.
2022-2A, Class B1
b,f
451,488
CarVal CLO, Ltd.
300,000
8.756%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
b,f
281,097
College Avenue Student Loans,
LLC
77,653
6.800%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
b,f
77,544
Dewolf Park CLO, Ltd.
350,000
8.110%,  (LIBOR 3M +
2.850%), 10/15/2030, Ser.
2017-1A, Class DR
b,f
323,693
Dryden 36 Senior Loan Fund
275,000
7.298%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
b,f
264,084
Education Funding Trust
215,973
2.790%,  7/25/2041, Ser.
2020-A, Class A
f
197,364
FirstKey Homes Trust
700,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
f
626,248
FRTKL Trust
200,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
f
171,704
GMAC Mortgage Corporation
Loan Trust
22,878
5.650%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,h
12,781
GSAA Home Equity Trust
76,740
4.480%,  8/25/2034, Ser.
2004-10, Class M2
b,g
69,739
Harley Marine Financing, LLC
231,543
6.682%,  5/15/2043, Ser.
2018-1A, Class A2
f
231,455
Home Equity Asset Trust
414,723
6.470%,  (LIBOR 1M +
1.320%), 8/25/2033, Ser.
2003-2, Class M1
b
393,646
Invesco US CLO, Ltd.
300,000
7.620%,  (TSFR3M +
2.750%), 4/22/2035, Ser.
2023-1A, Class B
b,f
300,881
Long Beach Mortgage Loan Trust
303,964
6.650%,  (LIBOR 1M +
1.500%), 9/25/2034, Ser.
2004-5, Class M3
b
302,259
Principal
Amount Long-Term Fixed Income (77.8%) Value
Asset-Backed Securities (10.3%) - continued
Longfellow Place CLO, Ltd.
$ 400,000
7.560%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,f
$ 397,916
Madison Park Funding XVIII, Ltd.
550,000
7.161%,  (LIBOR 3M +
1.900%), 10/21/2030, Ser.
2015-18A, Class CRR
b,f
524,932
Neuberger Berman CLO, Ltd.
425,000
8.260%,  (LIBOR 3M +
3.000%), 10/15/2029, Ser.
2013-15A, Class DR2
b,f
393,664
Pagaya AI Debt Trust
317,757
7.556%,  7/15/2030, Ser.
2023-1, Class A
f
318,162
Pagaya AI Technology in Housing
Trust
300,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
f
281,258
PPM CLO 6, Ltd.
300,000
9.075%,  (TSFR3M +
4.500%), 1/20/2031, Ser.
2022-6A, Class C
b,f
299,839
Pretium Mortgage Credit Partners,
LLC
225,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
f,g
197,220
225,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
f,g
185,438
250,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
f,g
204,166
197,989
2.487%,  10/25/2051, Ser.
2021-NPL5, Class A1
f,g
184,212
Progress Residential Trust
350,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
f
318,563
Renaissance Home Equity Loan
Trust
216,611
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
g
86,455
Saxon Asset Securities Trust
120,405
3.093%,  8/25/2035, Ser.
2004-2, Class MF2
b
104,048
Sculptor CLO, Ltd.
425,000
7.650%,  (LIBOR 3M +
2.400%), 1/20/2035, Ser. 28A,
Class C
b,f
400,622
Shackleton CLO, Ltd.
250,000
7.450%,  (LIBOR 3M +
2.200%), 10/20/2034, Ser.
2021-16A, Class C
b,f
240,802
Silver Point CLO 2, Ltd.
200,000
7.782%,  (TSFR3M +
2.700%), 4/20/2035, Ser.
2023-2A, Class A2
b,f
200,744
Sound Point CLO, Ltd.
450,000
7.500%,  (LIBOR 3M +
2.250%), 1/20/2032, Ser.
2019-1A, Class CR
b,f
423,882
Stanwich Mortgage Loan
Company, LLC
389,009
2.735%,  10/16/2026, Ser.
2021-NPB1, Class A1
f,g
351,599

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (77.8%) Value
Asset-Backed Securities (10.3%) - continued
Stratus CLO, Ltd.
$ 450,000
7.750%,  (LIBOR 3M +
2.500%), 12/29/2029, Ser.
2021-1A, Class D
b,f
$ 425,352
400,000
8.098%,  (TSFR3M +
3.050%), 10/20/2031, Ser.
2022-3A, Class B
b,f
401,060
Upstart Securitization Trust
274,981
6.590%,  2/20/2033, Ser.
2023-1, Class A
f
274,033
VCAT Asset Securitization, LLC
100,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
f,g
90,844
Vericrest Opportunity Loan
Transferee
350,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
f,g
312,808
400,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
f,g
356,905
450,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
f,g
388,631
200,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
f,g
168,641
325,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
f,g
291,341
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
f,g
204,824
Whitebox CLO III, Ltd.
450,000
7.460%,  (LIBOR 3M +
2.200%), 10/15/2034, Ser.
2021-3A, Class C
b,f
433,823
Whitebox CLO IV, Ltd.
450,000
7.380%,  (TSFR3M +
2.600%), 4/20/2036, Ser.
2023-4A, Class B
b,f
449,534
Wind River CLO, Ltd.
200,000
7.250%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,f
190,502
Total 17,987,326
Basic Materials (1.9%)
Alcoa Nederland Holding BV
136,000 5.500%,  12/15/2027
f
131,529
Anglo American Capital plc
63,000 3.875%,  3/16/2029
f
57,251
ATI, Inc., Convertible
30,000 3.500%,  6/15/2025 86,850
Cascades, Inc./Cascades USA,
Inc.
85,000 5.125%,  1/15/2026
f
81,224
Chemours Company
169,000 5.750%,  11/15/2028
f
155,292
Cleveland-Cliffs, Inc.
122,000 5.875%,  6/1/2027
i
119,069
110,000 4.625%,  3/1/2029
f,i
99,070
Consolidated Energy Finance SA
229,000 5.625%,  10/15/2028
f
194,696
Ecolab, Inc.
58,000 2.125%,  2/1/2032 47,468
EIDP, Inc.
51,000 4.500%,  5/15/2026 50,071
Principal
Amount Long-Term Fixed Income (77.8%) Value
Basic Materials (1.9%) - continued
First Quantum Minerals, Ltd.
$ 268,000 6.875%,  10/15/2027
f
$ 261,434
FMC Corporation
44,000 5.150%,  5/18/2026 43,286
Freeport-McMoRan, Inc.
133,000 4.625%,  8/1/2030 125,319
Glencore Funding, LLC
63,000 4.000%,  3/27/2027
f
60,045
Hecla Mining Company
45,000 7.250%,  2/15/2028 44,594
Hudbay Minerals, Inc.
135,000 4.500%,  4/1/2026
f
125,704
Illumina, Inc.
99,000 9.000%,  7/1/2028
f
86,265
International Flavors & Fragrances,
Inc.
75,000 1.230%,  10/1/2025
f
66,861
Methanex Corporation
143,000 4.250%,  12/1/2024 139,346
Mosaic Company
95,000 4.050%,  11/15/2027 90,457
Novelis Corporation
75,000 3.250%,  11/15/2026
f
67,888
40,000 4.750%,  1/30/2030
f
35,548
50,000 3.875%,  8/15/2031
f
41,131
Nutrien, Ltd.
84,000 4.000%,  12/15/2026 80,591
Olin Corporation
250,000 5.125%,  9/15/2027 238,407
Peabody Energy Corporation,
Convertible
28,000 3.250%,  3/1/2028 37,604
SCIL IV, LLC/SCIL USA Holdings,
LLC
149,000 5.375%,  11/1/2026
f
135,835
SPCM SA
134,000 3.375%,  3/15/2030
f
111,469
SunCoke Energy, Inc.
154,000 4.875%,  6/30/2029
f
129,338
Taseko Mines, Ltd.
110,000 7.000%,  2/15/2026
f,i
100,258
Unifrax Escrow Issuer Corporation
119,000 5.250%,  9/30/2028
f
85,910
United States Steel Corporation
153,000 6.875%,  3/1/2029 151,336
United States Steel Corporation,
Convertible
33,000 5.000%,  11/1/2026 64,498
Westlake Corporation
42,000 3.600%,  8/15/2026 39,414
Total 3,385,058
Capital Goods (4.3%)
Advanced Drainage Systems, Inc.
130,000 6.375%,  6/15/2030
f
128,605
AECOM
235,000 5.125%,  3/15/2027 227,379
Amcor Finance USA, Inc.
38,000 5.625%,  5/26/2033 37,538

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (77.8%) Value
Capital Goods (4.3%) - continued
Amphenol Corporation
$ 46,000 4.750%,  3/30/2026 $ 45,450
Amsted Industries, Inc.
120,000 5.625%,  7/1/2027
f
116,063
ARD Finance SA
48,000 6.500%,  6/30/2027
f
38,887
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
200,000 5.250%,  8/15/2027
f
169,416
109,000 5.250%,  8/15/2027
f
92,332
Boeing Company
94,000 4.875%,  5/1/2025 92,664
163,000 2.196%,  2/4/2026 149,603
63,000 3.250%,  3/1/2028 57,308
124,000 5.150%,  5/1/2030 122,803
Bombardier, Inc.
50,000 7.125%,  6/15/2026
f
49,663
154,000 7.875%,  4/15/2027
f
153,604
110,000 6.000%,  2/15/2028
f
103,961
Builders FirstSource, Inc.
80,000 5.000%,  3/1/2030
f
74,801
Canpack SA/Canpack US, LLC
230,000 3.125%,  11/1/2025
f
210,418
Carrier Global Corporation
85,000 2.722%,  2/15/2030 73,161
Chart Industries, Inc.
143,000 7.500%,  1/1/2030
f
145,896
Chart Industries, Inc., Convertible
31,000 1.000%,  11/15/2024 84,987
Clean Harbors, Inc.
189,000 6.375%,  2/1/2031
f
190,183
Clydesdale Acquisition Holdings,
Inc.
21,000 6.625%,  4/15/2029
f
20,028
41,000 8.750%,  4/15/2030
f
36,192
Cornerstone Building Brands, Inc.
105,000 6.125%,  1/15/2029
f
82,950
Covanta Holding Corporation
86,000 4.875%,  12/1/2029
f
74,390
CP Atlas Buyer, Inc.
125,000 7.000%,  12/1/2028
f,i
98,125
Crown Cork & Seal Company, Inc.
123,000 7.375%,  12/15/2026 127,154
General Electric Company
12,000
8.882%,  (LIBOR 3M +
3.330%), 9/15/2023
b,j
12,000
GFL Environmental, Inc.
103,000 4.000%,  8/1/2028
f
92,087
220,000 3.500%,  9/1/2028
f
195,797
Greenbrier Companies, Inc.,
Convertible
61,000 2.875%,  4/15/2028 60,055
H&E Equipment Services, Inc.
230,000 3.875%,  12/15/2028
f
199,129
Herc Holdings, Inc.
130,000 5.500%,  7/15/2027
f
124,559
Howmet Aerospace, Inc.
72,000 6.875%,  5/1/2025 73,145
317,000 3.000%,  1/15/2029 277,061
Huntington Ingalls Industries, Inc.
63,000 4.200%,  5/1/2030 58,374
Principal
Amount Long-Term Fixed Income (77.8%) Value
Capital Goods (4.3%) - continued
JELD-WEN, Inc.
$ 56,000 4.625%,  12/15/2025
f
$ 54,250
John Deere Capital Corporation
43,000 4.750%,  1/20/2028 42,964
90,000 2.800%,  7/18/2029 80,648
37,000 4.700%,  6/10/2030 36,756
42,000 3.900%,  6/7/2032 39,662
Kaman Corporation, Convertible
28,000 3.250%,  5/1/2024 26,964
KBR, Inc., Convertible
62,000 2.500%,  11/1/2023 158,596
Mauser Packaging Solutions
Holding Company
172,000 9.250%,  4/15/2027
f
158,756
MIWD Holdco II, LLC
75,000 5.500%,  2/1/2030
f
61,875
Mueller Water Products, Inc.
80,000 4.000%,  6/15/2029
f
70,983
Nesco Holdings II, Inc.
145,000 5.500%,  4/15/2029
f
129,775
New Enterprise Stone and Lime
Company, Inc.
176,000 5.250%,  7/15/2028
f
160,165
Northrop Grumman Corporation
21,000 4.700%,  3/15/2033 20,610
OI European Group BV
154,000 4.750%,  2/15/2030
f
138,994
Otis Worldwide Corporation
71,000 2.056%,  4/5/2025 66,909
Owens-Brockway Glass Container,
Inc.
73,000 6.625%,  5/13/2027
f
72,283
Pactiv Evergreen Group
100,000 4.375%,  10/15/2028
f
86,586
Parker-Hannifin Corporation
35,000 4.250%,  9/15/2027 33,935
Patrick Industries, Inc., Convertible
36,000 1.750%,  12/1/2028 34,956
PGT Innovations, Inc.
136,000 4.375%,  10/1/2029
f
126,861
Raytheon Technologies
Corporation
99,000 4.125%,  11/16/2028 95,350
Republic Services, Inc.
42,000 3.950%,  5/15/2028 40,261
Roller Bearing Company of
America, Inc.
109,000 4.375%,  10/15/2029
f
97,654
Sealed Air Corporation
119,000 6.125%,  2/1/2028
f
118,123
Silgan Holdings, Inc.
57,000 4.125%,  2/1/2028 52,300
SRM Escrow Issuer, LLC
245,000 6.000%,  11/1/2028
f
231,046
Textron, Inc.
63,000 3.650%,  3/15/2027 59,013
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
45,000 7.750%,  4/15/2026
f
40,838
TransDigm, Inc.
145,000 6.250%,  3/15/2026
f
144,291

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (77.8%) Value
Capital Goods (4.3%) - continued
$ 442,000 5.500%,  11/15/2027 $ 416,894
Triumph Group, Inc.
122,000 9.000%,  3/15/2028
f
124,567
United Rentals North America, Inc.
162,000 4.875%,  1/15/2028 154,158
100,000 4.000%,  7/15/2030 88,564
Waste Connections, Inc.
23,000 3.200%,  6/1/2032 20,045
Waste Pro USA, Inc.
55,000 5.500%,  2/15/2026
f
50,985
WESCO Distribution, Inc.
190,000 7.250%,  6/15/2028
f
193,811
Total 7,426,196
Collateralized Mortgage Obligations (7.2%)
Arroyo Mortgage Trust
500,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
f,g
433,179
Banc of America Alternative Loan
Trust
98,048
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 84,453
Banc of America Mortgage
Securities Trust
102,240
3.872%,  9/25/2035, Ser.
2005-H, Class 3A1
b
93,189
Bear Stearns Adjustable Rate
Mortgage Trust
87,855
3.838%,  1/25/2034, Ser.
2003-8, Class 5A
b
74,616
23,780
5.230%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
22,477
CAFL Issuer, LLC
300,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
f
273,510
ChaseFlex Trust
155,532
6.500%,  2/25/2035, Ser.
2005-1, Class 1A5 128,579
CHL Mortgage Pass-Through Trust
83,493
4.073%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
79,962
68,842
6.000%,  4/25/2037, Ser.
2007-3, Class A18 34,653
CHNGE Mortgage Trust
249,821
3.757%,  3/25/2067, Ser.
2022-2, Class A1
b,f
230,461
268,317
5.000%,  5/25/2067, Ser.
2022-3, Class A1
b,f
258,769
294,996
6.525%,  6/25/2058, Ser.
2023-2, Class A1
f,g
292,723
555,231
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
f,g
534,161
354,275
6.000%,  10/25/2057, Ser.
2022-4, Class A1
f,g
345,492
Citigroup Mortgage Loan Trust,
Inc.
196,827
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 174,568
306,349
4.223%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
265,300
Principal
Amount Long-Term Fixed Income (77.8%) Value
Collateralized Mortgage Obligations (7.2%) -
continued
Countrywide Alternative Loan Trust
$ 81,616
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 $ 69,268
122,365
5.500%,  5/25/2035, Ser.
2005-J3, Class 1A5 98,187
48,256
5.500%,  10/25/2035, Ser.
2005-46CB, Class A8 34,618
31,404
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 24,807
Countrywide Home Loan
Mortgage Pass Through Trust
77,410
3.504%,  11/25/2035, Ser.
2005-22, Class 2A1
b
61,136
Credit Suisse Mortgage Trust
264,160
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,f
257,815
223,824
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,f
184,265
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
112,686
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 99,735
Federal Home Loan Mortgage
Corporation
361,937
3.500%,  8/15/2035, Ser.
345, Class C8
k
38,679
Federal Home Loan Mortgage
Corporation - REMIC
116,732
4.000%,  1/25/2051, Ser.
5249, Class LA 111,374
3,429,456
1.500%,  12/25/2050, Ser.
5107, Class IO
k
298,161
200,907
3.000%,  5/15/2027, Ser.
4046, Class GI
k
6,756
187,383
3.000%,  7/15/2027, Ser.
4084, Class NI
k
7,273
296,062
3.500%,  10/15/2032, Ser.
4119, Class KI
k
29,216
348,966
3.000%,  4/15/2033, Ser.
4203, Class DI
k
18,530
Federal National Mortgage
Association - REMIC
179,865
4.500%,  6/25/2052, Ser.
2022-43, Class MA 173,505
346,679
4.000%,  7/25/2052, Ser.
2022-37, Class PE 329,180
144,829
3.000%,  7/25/2027, Ser.
2012-73, Class DI
k
5,026
238,399
3.000%,  7/25/2027, Ser.
2012-74, Class AI
k
8,524
319,043
3.000%,  8/25/2027, Ser.
2012-95, Class HI
k
9,047
564,780
3.000%,  11/25/2027, Ser.
2012-121, Class BI
k
23,823
321,023
3.000%,  12/25/2027, Ser.
2012-139, Class DI
k
11,212
143,232
2.500%,  1/25/2028, Ser.
2012-152, Class AI
k
5,228
423,799
3.000%,  1/25/2028, Ser.
2012-147, Class EI
k
14,685
544,506
3.000%,  3/25/2028, Ser.
2013-18, Class IL
k
17,945
284,567
2.500%,  6/25/2028, Ser.
2013-87, Class IW
k
11,500

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (77.8%) Value
Collateralized Mortgage Obligations (7.2%) -
continued
$ 284,342
3.000%,  11/25/2031, Ser.
2013-69, Class IO
k
$ 8,515
286,060
3.000%,  2/25/2033, Ser.
2013-1, Class YI
k
25,015
238,721
4.500%,  1/25/2046, Ser.
2022-68, Class BA 232,270
First Horizon Alternative Mortgage
Securities Trust
32,545
5.140%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
29,461
Flagstar Mortgage Trust
288,998
3.000%,  3/25/2050, Ser.
2020-1INV, Class A3
b,f
244,858
552,470
2.500%,  8/25/2051, Ser.
2021-6INV, Class A4
b,f
443,465
238,450
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,f
204,916
GCAT Trust
397,352
5.730%,  8/25/2067, Ser.
2022-NQM4, Class A3
f,g
384,817
Genworth Mortgage Insurance
Corporation
191,035
6.967%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
b,f
191,421
GMAC Mortgage Corporation
Loan Trust
29,055
3.539%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
25,578
1,887
3.582%,  9/19/2035, Ser.
2005-AR5, Class 5A1
b
1,820
GS Mortgage-Backed Securities
Trust
245,894
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
b,f
241,591
Home RE, Ltd.
200,000
8.567%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
b,f
202,798
IndyMac IMJA Mortgage Loan
Trust
81,252
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 38,175
IndyMac INDA Mortgage Loan
Trust
503,146
3.354%,  8/25/2036, Ser.
2006-AR1, Class A1
b
391,644
J.P. Morgan Mortgage Trust
213,897
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,f
167,431
383,324
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
b,f
371,495
37,997
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 37,973
35,983
4.099%,  7/25/2035, Ser.
2007-A1, Class 2A1
b
33,672
LHOME Mortgage Trust
500,000
2.363%,  9/25/2026, Ser.
2021-RTL3, Class A1
f,g
477,777
MASTR Alternative Loans Trust
33,898
5.000%,  3/25/2055, Ser.
2004-10, Class 3A1 27,701
Principal
Amount Long-Term Fixed Income (77.8%) Value
Collateralized Mortgage Obligations (7.2%) -
continued
Merrill Lynch Alternative Note
Asset Trust
$ 165,917
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 $ 66,401
MortgageIT Trust
508,429
5.610%,  (LIBOR 1M +
0.460%), 6/25/2047, Ser.
2007-1, Class 1A1
b
411,048
Onslow Bay Mortgage Loan Trust
319,801
5.700%,  8/25/2062, Ser.
2022-NQM7, Class A3
f,g
306,688
Preston Ridge Partners Mortgage
Trust, LLC
350,000
3.474%,  7/25/2026, Ser.
2021-6, Class A2
f,g
291,057
PRKCM Trust
99,661
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
f
99,146
Radnor Re, Ltd.
400,000
8.817%,  (SOFR30A +
3.750%), 9/25/2032, Ser.
2022-1, Class M1A
b,f
404,187
Residential Accredit Loans, Inc.
Trust
127,730
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 107,797
53,748
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 41,344
61,852
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 49,818
ROC Securities Trust Series
600,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,f
573,700
Verus Securitization Trust
387,720
2.137%,  10/25/2066, Ser.
2021-7, Class A2
b,f
318,088
234,465
2.491%,  11/25/2066, Ser.
2021-8, Class A3
b,f
193,197
280,208
6.560%,  12/25/2067, Ser.
2023-1, Class A2
f,g
278,470
240,092
2.226%,  5/25/2060, Ser.
2020-2, Class A1
b,f
233,814
Washington Mutual Mortgage
Pass-Through Certificates
94,578
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 77,526
Total 12,510,261
Commercial Mortgage-Backed Securities (0.9%)
BANK 2022-BNK39
3,988,855
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,k
111,939
BANK5 2023-5YR1
200,000
6.412%,  4/15/2056, Ser.
2023-5YR1, Class AS
b
200,256
BBCMS Mortgage Trust
1,627,080
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
b,k
67,592
1,996,804
1.152%,  9/15/2055, Ser.
2022-C17, Class XA
b,k
157,286

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (77.8%) Value
Commercial Mortgage-Backed Securities (0.9%)
- continued
BFLD Trust
$ 325,000
6.893%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,f
$ 204,805
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
250,000
4.200%,  5/25/2033, Ser.
K-157, Class A2
h
244,703
MSWF Commercial Mortgage Trust
375,000
5.752%,  5/15/2033, Ser.
2023-1, Class A5 384,663
SCOTT Trust
200,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
f
198,543
Total 1,569,787
Communications Services (4.6%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
123,000 10.500%,  2/15/2028
f
63,345
Altice Financing SA
60,000 5.750%,  8/15/2029
f
46,480
Altice France SA/France
45,000 8.125%,  2/1/2027
f
38,966
176,000 5.125%,  7/15/2029
f
124,938
119,000 5.500%,  10/15/2029
f
85,102
AMC Networks, Inc.
60,000 5.000%,  4/1/2024 59,071
183,000 4.250%,  2/15/2029 98,375
American Tower Corporation
84,000 4.400%,  2/15/2026 81,402
41,000 1.450%,  9/15/2026 36,069
68,000 5.500%,  3/15/2028 67,527
63,000 3.800%,  8/15/2029 57,474
AT&T, Inc.
123,000 4.300%,  2/15/2030 116,755
37,000 5.400%,  2/15/2034 37,064
Bell Telephone Company of
Canada
43,000 5.100%,  5/11/2033 42,472
Cable One, Inc., Convertible
94,000 1.125%,  3/15/2028 70,735
CCO Holdings, LLC/CCO Holdings
Capital Corporation
37,000 5.500%,  5/1/2026
f
36,076
190,000 5.125%,  5/1/2027
f
176,937
136,000 6.375%,  9/1/2029
f
128,134
269,000 4.750%,  3/1/2030
f
230,018
290,000 4.750%,  2/1/2032
f
236,489
133,000 4.250%,  1/15/2034
f
100,517
Cengage Learning, Inc.
6,000 9.500%,  6/15/2024
f
6,015
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
59,000 4.908%,  7/23/2025 57,858
63,000 5.050%,  3/30/2029 60,075
Principal
Amount Long-Term Fixed Income (77.8%) Value
Communications Services (4.6%) - continued
Clear Channel Worldwide
Holdings, Inc.
$ 121,000 5.125%,  8/15/2027
f
$ 109,855
Comcast Corporation
50,000 2.350%,  1/15/2027 45,908
105,000 3.400%,  4/1/2030 96,474
Connect Finco SARL/Connect US
Finco, LLC
73,000 6.750%,  10/1/2026
f
70,906
Crown Castle, Inc.
71,000 2.900%,  3/15/2027 64,969
43,000 5.100%,  5/1/2033 42,255
CSC Holdings, LLC
149,000 5.375%,  2/1/2028
f
119,728
150,000 6.500%,  2/1/2029
f
121,205
229,000 4.125%,  12/1/2030
f
160,191
Deutsche Telekom International
Finance BV
144,000 8.750%,  6/15/2030 172,452
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
183,000 5.875%,  8/15/2027
f
165,731
DISH DBS Corporation
50,000 5.875%,  11/15/2024 43,731
65,000 5.250%,  12/1/2026
f
52,141
53,000 7.375%,  7/1/2028 28,355
92,000 5.750%,  12/1/2028
f
68,428
77,000 5.125%,  6/1/2029 35,755
DISH Network Corporation
64,000 11.750%,  11/15/2027
f
62,458
Frontier Communications
Holdings, LLC
157,000 5.875%,  10/15/2027
f
144,088
58,000 6.750%,  5/1/2029
f
44,997
38,000 8.750%,  5/15/2030
f
37,140
GCI, LLC
185,000 4.750%,  10/15/2028
f
157,731
Gray Escrow II, Inc.
200,000 5.375%,  11/15/2031
f
132,558
Gray Television, Inc.
115,000 4.750%,  10/15/2030
f
77,985
Hughes Satellite Systems
Corporation
60,000 6.625%,  8/1/2026 56,100
Iliad Holding SASU
179,000 6.500%,  10/15/2026
f
168,944
Lamar Media Corporation
105,000 3.750%,  2/15/2028 95,575
78,000 3.625%,  1/15/2031 65,715
LCPR Senior Secured Financing
DAC
103,000 6.750%,  10/15/2027
f
96,537
Level 3 Financing, Inc.
107,000 4.625%,  9/15/2027
f
74,451
230,000 4.250%,  7/1/2028
f
148,089
69,000 10.500%,  5/15/2030
f
70,010
Liberty Media Corporation,
Convertible
5,000 2.250%,  8/15/2027
f
5,370
Meta Platforms, Inc.
42,000 4.600%,  5/15/2028 41,534
44,000 4.800%,  5/15/2030 44,032

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (77.8%) Value
Communications Services (4.6%) - continued
Netflix, Inc.
$ 100,000 4.875%,  4/15/2028 $ 98,897
News Corporation
137,000 3.875%,  5/15/2029
f
120,259
NTT Finance Corporation
51,000 1.162%,  4/3/2026
f
45,643
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
65,000 6.250%,  6/15/2025
f
64,691
Paramount Global
85,000 6.375%,  3/30/2062
b
70,908
41,000 4.750%,  5/15/2025 40,023
Playtika Holding Corporation
129,000 4.250%,  3/15/2029
f
114,487
Radiate Holdco, LLC/Radiate
Finance, Inc.
65,000 6.500%,  9/15/2028
f
37,932
Rogers Communications, Inc.
50,000 5.250%,  3/15/2082
b,f
46,284
Scripps Escrow II, Inc.
56,000 3.875%,  1/15/2029
f
45,217
Sirius XM Radio, Inc.
145,000 5.000%,  8/1/2027
f
134,530
165,000 4.000%,  7/15/2028
f
143,364
30,000 4.125%,  7/1/2030
f
24,497
Sprint Capital Corporation
83,000 6.875%,  11/15/2028 87,979
65,000 8.750%,  3/15/2032 78,559
Take-Two Interactive Software, Inc.
4,000 3.300%,  3/28/2024 3,922
TEGNA, Inc.
211,000 4.625%,  3/15/2028 186,207
Telecom Italia Capital SA
43,000 6.000%,  9/30/2034 34,677
Telecom Italia SPA/Milano
59,000 5.303%,  5/30/2024
f
57,345
Telesat Canada/Telesat, LLC
70,000 4.875%,  6/1/2027
f
42,023
25,000 6.500%,  10/15/2027
f
10,165
T-Mobile USA, Inc.
50,000 3.500%,  4/15/2025 48,072
90,000 4.950%,  3/15/2028 88,566
United States Cellular Corporation
125,000 6.700%,  12/15/2033 107,466
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
186,000 4.750%,  4/15/2028
f
154,362
Univision Communications, Inc.
201,000 6.625%,  6/1/2027
f
194,276
Verizon Communications, Inc.
84,000 2.100%,  3/22/2028 73,792
132,000 3.150%,  3/22/2030 117,294
106,000 2.550%,  3/21/2031 88,503
94,000 2.355%,  3/15/2032 75,603
Vodafone Group plc
48,000 7.000%,  4/4/2079
b
49,217
VTR Finance NV
80,000 6.375%,  7/15/2028
f
29,997
VZ Secured Financing BV
122,000 5.000%,  1/15/2032
f
98,255
Principal
Amount Long-Term Fixed Income (77.8%) Value
Communications Services (4.6%) - continued
Walt Disney Company
$ 42,000 3.800%,  3/22/2030 $ 39,691
Warnermedia Holdings, Inc.
47,000 3.638%,  3/15/2025 45,333
141,000 4.054%,  3/15/2029 128,891
WMG Acquisition Corporation
28,000 3.750%,  12/1/2029
f
24,205
38,000 3.875%,  7/15/2030
f
32,779
95,000 3.000%,  2/15/2031
f
76,853
YPSO Finance BIS SA
62,000 10.500%,  5/15/2027
f
37,543
Total 7,977,599
Consumer Cyclical (6.8%)
1011778 B.C., ULC/New Red
Finance, Inc.
205,000 4.375%,  1/15/2028
f
189,251
Adient Global Holdings, Ltd.
78,000 4.875%,  8/15/2026
f
74,097
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
60,000 6.625%,  7/15/2026
f
56,937
109,000 6.000%,  6/1/2029
f
80,432
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
190,000 4.625%,  6/1/2028
f
160,829
Allison Transmission, Inc.
78,000 3.750%,  1/30/2031
f
65,892
Amazon.com, Inc.
42,000 1.500%,  6/3/2030 34,519
86,000 4.700%,  12/1/2032 86,707
American Axle & Manufacturing,
Inc.
249,000 6.500%,  4/1/2027
i
236,179
American Honda Finance
Corporation
46,000 4.600%,  4/17/2030 44,920
Arko Corporation
88,000 5.125%,  11/15/2029
f
71,515
Ashton Woods USA, LLC/Ashton
Woods Finance Company
80,000 4.625%,  8/1/2029
f
68,178
63,000 4.625%,  4/1/2030
f
53,777
Best Buy Company, Inc.
42,000 1.950%,  10/1/2030 33,832
Bloomin' Brands, Inc., Convertible
2,000 5.000%,  5/1/2025 4,799
Booking Holdings, Inc.,
Convertible
25,000 0.750%,  5/1/2025 37,470
Boyd Gaming Corporation
105,000 4.750%,  6/15/2031
f
93,802
Boyne USA, Inc.
52,000 4.750%,  5/15/2029
f
46,860
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
225,000 6.250%,  9/15/2027
f
206,663
Burlington Stores, Inc., Convertible
57,000 2.250%,  4/15/2025
i
58,959

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (77.8%) Value
Consumer Cyclical (6.8%) - continued
Caesars Entertainment, Inc.
$ 218,000 6.250%,  7/1/2025
f
$ 216,990
55,000 8.125%,  7/1/2027
f
56,291
136,000 4.625%,  10/15/2029
f
118,757
Carnival Corporation
113,000 10.500%,  2/1/2026
f
118,787
97,000 7.625%,  3/1/2026
f
95,002
211,000 5.750%,  3/1/2027
f
194,244
56,000 4.000%,  8/1/2028
f
49,645
Cedar Fair, LP
139,000 5.250%,  7/15/2029
i
126,421
Churchill Downs, Inc.
75,000 4.750%,  1/15/2028
f
69,555
57,000 6.750%,  5/1/2031
f
56,359
Cinemark USA, Inc.
160,000 5.875%,  3/15/2026
f,i
151,800
Clarios Global, LP/Clarios US
Finance Company, Inc.
55,000 8.500%,  5/15/2027
f,i
55,090
141,000 6.750%,  5/15/2028
f
140,507
Cracker Barrel Old Country Store,
Inc., Convertible
20,000 0.625%,  6/15/2026 16,950
D.R. Horton, Inc.
21,000 2.600%,  10/15/2025 19,645
Daimler Finance North America,
LLC
63,000 1.450%,  3/2/2026
f
57,178
Dana, Inc.
155,000 5.625%,  6/15/2028 145,687
Expedia Group, Inc.
73,000 3.250%,  2/15/2030 63,536
Expedia Group, Inc., Convertible
73,000 Zero Coupon,  2/15/2026 63,787
Ford Motor Company
222,000 3.250%,  2/12/2032 174,644
127,000 6.100%,  8/19/2032 123,083
Ford Motor Company, Convertible
127,000 Zero Coupon,  3/15/2026 139,128
Ford Motor Credit Company, LLC
160,000 2.300%,  2/10/2025 149,566
220,000 4.134%,  8/4/2025 208,648
384,000 2.700%,  8/10/2026 342,825
80,000 2.900%,  2/10/2029 66,201
Forestar Group, Inc.
97,000 3.850%,  5/15/2026
f
89,129
General Motors Company
63,000 6.800%,  10/1/2027 65,443
General Motors Financial
Company, Inc.
80,000 3.950%,  4/13/2024 78,745
38,000 1.200%,  10/15/2024 35,745
145,000 2.900%,  2/26/2025 137,581
41,000 2.750%,  6/20/2025 38,623
20,000 5.800%,  6/23/2028 19,924
44,000 5.700%,  9/30/2030
b,j
38,625
Goodyear Tire & Rubber Company
70,000 5.000%,  7/15/2029 63,122
55,000 5.250%,  7/15/2031 47,781
Guitar Center Escrow Issuer II, Inc.
41,000 8.500%,  1/15/2026
f
37,305
Principal
Amount Long-Term Fixed Income (77.8%) Value
Consumer Cyclical (6.8%) - continued
Hanesbrands, Inc.
$ 118,000 4.875%,  5/15/2026
f
$ 110,157
Hilton Domestic Operating
Company, Inc.
262,000 4.875%,  1/15/2030 244,294
57,000 3.625%,  2/15/2032
f
47,523
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
91,000 5.000%,  6/1/2029
f
80,758
Home Depot, Inc.
68,000 3.250%,  4/15/2032 61,087
Hyatt Hotels Corporation
37,000 5.750%,  1/30/2027
d
36,905
Hyundai Capital America
33,000 5.500%,  3/30/2026
f
32,702
63,000 3.000%,  2/10/2027
f
57,423
40,000 2.100%,  9/15/2028
f
33,530
International Game Technology plc
182,000 5.250%,  1/15/2029
f
172,399
Jacobs Entertainment, Inc.
83,000 6.750%,  2/15/2029
f
74,289
Jaguar Land Rover Automotive plc
150,000 5.500%,  7/15/2029
f
127,982
KB Home
100,000 4.800%,  11/15/2029 91,720
Kohl's Corporation
39,000 4.625%,  5/1/2031 27,135
L Brands, Inc.
252,000 6.625%,  10/1/2030
f
243,278
30,000 6.875%,  11/1/2035 27,450
Lennar Corporation
41,000 4.750%,  5/30/2025 40,060
Live Nation Entertainment, Inc.,
Convertible
61,000 2.000%,  2/15/2025 64,751
78,000 3.125%,  1/15/2029
f
85,956
Lowe's Companies, Inc.
62,000 4.000%,  4/15/2025 60,357
98,000 4.500%,  4/15/2030 95,269
Macy's Retail Holdings, LLC
120,000 5.875%,  4/1/2029
f,i
109,500
Marriott International, Inc./MD
46,000 4.900%,  4/15/2029 44,755
62,000 4.625%,  6/15/2030 59,364
Marriott Vacations Worldwide
Corporation, Convertible
62,000 Zero Coupon,  1/15/2026 57,443
48,000 3.250%,  12/15/2027
f
45,432
Mattamy Group Corporation
115,000 5.250%,  12/15/2027
f
107,168
Michaels Companies, Inc.
100,000 5.250%,  5/1/2028
f
80,794
NCL Corporation, Ltd.
52,000 3.625%,  12/15/2024
f
50,039
39,000 5.875%,  3/15/2026
f
36,487
152,000 5.875%,  2/15/2027
f
147,957
Nissan Motor Company, Ltd.
70,000 3.043%,  9/15/2023
f
69,505
50,000 3.522%,  9/17/2025
f
46,516
51,000 4.345%,  9/17/2027
f
46,385

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (77.8%) Value
Consumer Cyclical (6.8%) - continued
$ 64,000 4.810%,  9/17/2030
f
$ 56,137
Nordstrom, Inc.
46,000 4.375%,  4/1/2030
i
38,019
64,000 4.250%,  8/1/2031 49,888
O'Reilly Automotive, Inc.
63,000 3.900%,  6/1/2029 59,113
PENN Entertainment, Inc.
170,000 4.125%,  7/1/2029
f,i
139,519
PetSmart, Inc./PetSmart Finance
Corporation
195,000 4.750%,  2/15/2028
f
180,202
117,000 7.750%,  2/15/2029
f
116,249
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
244,000 5.750%,  4/15/2026
f
239,517
108,000 6.250%,  1/15/2028
f
101,175
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
165,000 5.750%,  1/15/2029
f
123,455
Royal Caribbean Cruises, Ltd.
42,000 11.500%,  6/1/2025
f
44,562
202,000 4.250%,  7/1/2026
f
185,426
143,000 9.250%,  1/15/2029
f
152,354
46,000 7.250%,  1/15/2030
f
46,591
Scientific Games International, Inc.
217,000 7.250%,  11/15/2029
f
217,271
SeaWorld Parks and
Entertainment, Inc.
86,000 5.250%,  8/15/2029
f
76,977
Six Flags Theme Parks, Inc.
38,000 7.000%,  7/1/2025
f
38,190
Staples, Inc.
118,000 7.500%,  4/15/2026
f
97,458
79,000 10.750%,  4/15/2027
f
45,891
Station Casinos, LLC
107,000 4.625%,  12/1/2031
f,i
90,147
Tapestry, Inc.
45,000 3.050%,  3/15/2032 35,935
Target Corporation
88,000 2.350%,  2/15/2030 76,208
Toyota Motor Credit Corporation
42,000 4.700%,  1/12/2033 41,580
Tractor Supply Company
44,000 5.250%,  5/15/2033 43,659
Travel + Leisure Company
59,000 6.625%,  7/31/2026
f
58,552
Tripadvisor, Inc.
30,000 7.000%,  7/15/2025
f
30,000
Uber Technologies, Inc.
135,000 6.250%,  1/15/2028
f
134,333
Uber Technologies, Inc.,
Convertible
78,000 Zero Coupon,  12/15/2025 71,138
Vail Resorts, Inc., Convertible
82,000 Zero Coupon,  1/1/2026 73,236
VICI Properties, LP/VICI Note
Company, Inc.
202,000 5.750%,  2/1/2027
f
197,701
73,000 3.750%,  2/15/2027
f
66,966
Viking Cruises, Ltd.
185,000 5.875%,  9/15/2027
f
170,037
Principal
Amount Long-Term Fixed Income (77.8%) Value
Consumer Cyclical (6.8%) - continued
Volkswagen Group of America
Finance, LLC
$ 99,000 4.250%,  11/13/2023
f
$ 98,412
21,000 3.350%,  5/13/2025
f
20,113
Wabash National Corporation
141,000 4.500%,  10/15/2028
f
122,264
Walmart, Inc.
67,000 4.000%,  4/15/2030 65,145
Wyndham Hotels & Resorts, Inc.
60,000 4.375%,  8/15/2028
f
54,792
Yum! Brands, Inc.
192,000 4.750%,  1/15/2030
f
179,791
ZF North America Capital, Inc.
77,000 7.125%,  4/14/2030
f
78,313
Total 11,810,653
Consumer Non-Cyclical (5.6%)
1375209 B.C., Ltd.
107,000 9.000%,  1/30/2028
f,i
107,268
Abbott Laboratories
151,000 1.400%,  6/30/2030 124,210
AbbVie, Inc.
268,000 3.600%,  5/14/2025 259,075
Albertsons Companies, Inc./
Safeway, Inc.
184,000 4.625%,  1/15/2027
f
174,341
188,000 3.500%,  3/15/2029
f
162,740
Amgen, Inc.
62,000 5.150%,  3/2/2028 61,944
107,000 5.250%,  3/2/2030 107,213
Anheuser-Busch InBev Worldwide,
Inc.
90,000 4.000%,  4/13/2028 87,030
84,000 4.750%,  1/23/2029 83,635
Aramark Services, Inc.
189,000 5.000%,  2/1/2028
f
178,140
Archer-Daniels-Midland Company
43,000 4.500%,  8/15/2033 41,952
AstraZeneca Finance, LLC
98,000 1.750%,  5/28/2028 84,911
Avantor Funding, Inc.
119,000 4.625%,  7/15/2028
f
110,304
B&G Foods, Inc.
60,000 5.250%,  4/1/2025 57,281
59,000 5.250%,  9/15/2027 51,260
BAT Capital Corporation
43,000 7.750%,  10/19/2032 47,322
BAT International Finance plc
41,000 1.668%,  3/25/2026 36,862
Bausch Health Companies, Inc.
55,000 5.500%,  11/1/2025
f,i
48,597
120,000 4.875%,  6/1/2028
f
71,424
191,000 11.000%,  9/30/2028
f
135,667
Becton, Dickinson and Company
48,000 4.693%,  2/13/2028 47,348
63,000 2.823%,  5/20/2030 55,099
BellRing Brands, Inc.
80,000 7.000%,  3/15/2030
f
80,500

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (77.8%) Value
Consumer Non-Cyclical (5.6%) - continued
BioMarin Pharmaceutical, Inc.,
Convertible
$ 83,000 1.250%,  5/15/2027
i
$ 83,440
Bio-Rad Laboratories, Inc.
70,000 3.300%,  3/15/2027 65,123
Bristol-Myers Squibb Company
69,000 2.950%,  3/15/2032 60,974
Cargill, Inc.
88,000 2.125%,  11/10/2031
f
70,781
Central Garden & Pet Company
145,000 4.125%,  10/15/2030 121,466
Cheplapharm Arzneimittel GmbH
20,000 5.500%,  1/15/2028
f
18,100
Chobani, LLC/Chobani Finance
Corporation, Inc.
150,000 4.625%,  11/15/2028
f
136,500
CHS/Community Health Systems,
Inc.
36,000 8.000%,  12/15/2027
f,i
34,850
75,000 6.000%,  1/15/2029
f
63,094
Cigna Corporation
58,000 2.400%,  3/15/2030 49,278
Constellation Brands, Inc.
84,000 3.150%,  8/1/2029 75,715
28,000 4.900%,  5/1/2033 27,511
Coty, Inc.
65,000 5.000%,  4/15/2026
f
62,291
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
174,000 4.750%,  1/15/2029
f
160,428
CVS Health Corporation
47,000 5.000%,  2/20/2026 46,782
33,000 4.300%,  3/25/2028 31,826
47,000 5.125%,  2/21/2030 46,675
37,000 5.300%,  6/1/2033 36,943
Diageo Capital plc
39,000 2.000%,  4/29/2030 32,866
Edgewell Personal Care Company
80,000 5.500%,  6/1/2028
f
75,618
Eli Lilly & Company
87,000 4.700%,  2/27/2033 88,140
Embecta Corporation
48,000 6.750%,  2/15/2030
f
43,016
Encompass Health Corporation
235,000 4.500%,  2/1/2028 218,633
Energizer Holdings, Inc.
25,000 4.750%,  6/15/2028
f
22,290
130,000 4.375%,  3/31/2029
f
112,021
Fortrea Holdings, Inc.
36,000 7.500%,  7/1/2030
f
36,863
General Mills, Inc.
18,000 4.950%,  3/29/2033 17,839
Gilead Sciences, Inc.
63,000 2.950%,  3/1/2027 59,162
HLF Financing SARL, LLC/
Herbalife International, Inc.
291,000 4.875%,  6/1/2029
f
207,416
Imperial Brands Finance plc
34,000 3.125%,  7/26/2024
f
32,849
Principal
Amount Long-Term Fixed Income (77.8%) Value
Consumer Non-Cyclical (5.6%) - continued
Integer Holdings Corporation,
Convertible
$ 87,000 2.125%,  2/15/2028
f
$ 102,486
Ionis Pharmaceuticals, Inc.,
Convertible
24,000 0.125%,  12/15/2024 22,320
60,000 Zero Coupon,  4/1/2026 56,588
41,000 1.750%,  6/15/2028
f
41,041
Jazz Investments I, Ltd.,
Convertible
83,000 2.000%,  6/15/2026 84,349
Jazz Securities DAC
78,000 4.375%,  1/15/2029
f
69,591
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
114,000 2.500%,  1/15/2027
f
99,875
49,000 3.625%,  1/15/2032
f
39,761
Kenvue, Inc.
88,000 5.350%,  3/22/2026
f
88,677
23,000 5.000%,  3/22/2030
f
23,223
Kraft Heinz Foods Company
96,000 3.875%,  5/15/2027 92,171
45,000 6.750%,  3/15/2032 49,430
Kroger Company
42,000 4.500%,  1/15/2029 41,025
Lamb Weston Holdings, Inc.
82,000 4.125%,  1/31/2030
f
73,285
Mattel, Inc.
297,000 3.375%,  4/1/2026
f
273,299
McKesson Corporation
41,000 0.900%,  12/3/2025 36,742
134,000 1.300%,  8/15/2026 119,010
Medtronic Global Holdings SCA
45,000 4.500%,  3/30/2033 44,105
Mozart Debt Merger Sub, Inc.
122,000 3.875%,  4/1/2029
f
106,026
96,000 5.250%,  10/1/2029
f
83,299
Mylan, Inc.
34,000 4.200%,  11/29/2023 33,760
Nestle Holdings, Inc.
53,000 5.250%,  3/13/2026
f
53,394
88,000 4.950%,  3/14/2030
f
89,199
Newell Brands, Inc.
111,000 4.700%,  4/1/2026 104,268
Organon & Company/Organon
Foreign Debt Co-Issuer BV
128,000 4.125%,  4/30/2028
f
113,604
Owens & Minor, Inc.
103,000 6.625%,  4/1/2030
f
93,448
Performance Food Group, Inc.
87,000 4.250%,  8/1/2029
f
77,457
Perrigo Finance Unlimited
Company
225,000 4.375%,  3/15/2026 213,900
Pfizer Investment Enterprises Pte,
Ltd.
57,000 4.450%,  5/19/2026 56,310
39,000 4.750%,  5/19/2033 38,853
Philip Morris International, Inc.
131,000 4.875%,  2/13/2026 130,073
88,000 4.875%,  2/15/2028 86,655

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (77.8%) Value
Consumer Non-Cyclical (5.6%) - continued
$ 43,000 5.625%,  11/17/2029 $ 43,814
43,000 5.750%,  11/17/2032 44,035
Post Holdings, Inc.
75,000 5.625%,  1/15/2028
f
72,064
56,000 5.500%,  12/15/2029
f
51,675
119,000 4.500%,  9/15/2031
f
101,630
Post Holdings, Inc., Convertible
57,000 2.500%,  8/15/2027
f
57,467
Primo Water Holdings, Inc.
119,000 4.375%,  4/30/2029
f
101,965
Procter & Gamble Company
42,000 1.200%,  10/29/2030 33,864
Roche Holdings, Inc.
39,000 1.930%,  12/13/2028
f
33,865
68,000 2.076%,  12/13/2031
f
56,024
Royalty Pharma plc
97,000 1.200%,  9/2/2025 87,480
Scotts Miracle-Gro Company
89,000 4.500%,  10/15/2029 76,475
SEG Holding, LLC
195,000 5.625%,  10/15/2028
f
184,351
Simmons Foods, Inc.
188,000 4.625%,  3/1/2029
f
150,628
Spectrum Brands, Inc.
95,000 5.000%,  10/1/2029
f
84,795
60,000 5.500%,  7/15/2030
f
54,750
Stryker Corporation
85,000 3.650%,  3/7/2028 80,823
Syneos Health, Inc.
145,000 3.625%,  1/15/2029
f
141,749
Sysco Corporation
42,000 5.950%,  4/1/2030 43,967
Takeda Pharmaceutical Company,
Ltd.
75,000 5.000%,  11/26/2028 74,556
Tenet Healthcare Corporation
435,000 5.125%,  11/1/2027 415,284
55,000 6.125%,  10/1/2028 52,949
Teva Pharmaceutical Finance
Netherlands III BV
288,000 3.150%,  10/1/2026 258,061
Thermo Fisher Scientific, Inc.
44,000 4.950%,  11/21/2032 44,793
Topgolf Callaway Brands
Corporation, Convertible
24,000 2.750%,  5/1/2026 30,984
TreeHouse Foods, Inc.
196,000 4.000%,  9/1/2028 168,840
United Natural Foods, Inc.
87,000 6.750%,  10/15/2028
f
72,113
Winnebago Industries, Inc.,
Convertible
45,000 1.500%,  4/1/2025 53,775
Wyeth, LLC
106,000 6.500%,  2/1/2034 118,494
Zoetis, Inc.
67,000 3.900%,  8/20/2028 64,284
Total 9,845,391
Principal
Amount Long-Term Fixed Income (77.8%) Value
Energy (4.8%)
Antero Resources Corporation
$ 48,000 5.375%,  3/1/2030
f
$ 44,436
Archrock Partners, LP/Archrock
Partners Finance Corporation
167,000 6.250%,  4/1/2028
f
156,790
Baytex Energy Corporation
90,000 8.500%,  4/30/2030
f
87,891
BP Capital Markets America, Inc.
169,000 4.234%,  11/6/2028 163,834
61,000 4.812%,  2/13/2033 60,113
BP Capital Markets plc
74,000 4.875%,  3/22/2030
b,j
67,266
Buckeye Partners, LP
130,000 3.950%,  12/1/2026 117,359
Callon Petroleum Company
117,000 8.250%,  7/15/2025 116,122
63,000 7.500%,  6/15/2030
f
59,464
Cheniere Energy Partners, LP
42,000 4.500%,  10/1/2029 38,546
91,000 3.250%,  1/31/2032 74,861
52,000 5.950%,  6/30/2033
f
52,151
Cheniere Energy, Inc.
139,000 4.625%,  10/15/2028 129,796
Chesapeake Energy Corporation
69,000 6.750%,  4/15/2029
f
68,464
Chord Energy Corporation
68,000 6.375%,  6/1/2026
f
67,413
Civitas Resources, Inc.
41,000 8.375%,  7/1/2028
f
41,463
41,000 8.750%,  7/1/2031
f
41,566
CNX Resources Corporation
53,000 6.000%,  1/15/2029
f
49,126
CNX Resources Corporation,
Convertible
56,000 2.250%,  5/1/2026 82,404
Comstock Resources, Inc.
62,000 6.750%,  3/1/2029
f
56,727
95,000 5.875%,  1/15/2030
f
82,476
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
113,000 5.500%,  6/15/2031
f
100,786
Crescent Energy Finance, LLC
46,000 9.250%,  2/15/2028
f
44,631
CrownRock, LP/CrownRock
Finance, Inc.
82,000 5.625%,  10/15/2025
f
80,786
Diamondback Energy, Inc.
111,000 3.125%,  3/24/2031 95,080
DT Midstream, Inc.
190,000 4.125%,  6/15/2029
f
166,739
35,000 4.375%,  6/15/2031
f
30,144
Enbridge, Inc.
50,000 7.375%,  1/15/2083
b
49,030
50,000 7.625%,  1/15/2083
b
50,243
42,000 3.700%,  7/15/2027 39,648
22,000 5.700%,  3/8/2033 22,302
Enerflex, Ltd.
78,000 9.000%,  10/15/2027
f
75,892
Energy Transfer, LP
42,000 4.200%,  9/15/2023 41,844
50,000 6.750%,  5/15/2025
b,j
44,501

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (77.8%) Value
Energy (4.8%) - continued
$ 63,000 3.750%,  5/15/2030 $ 56,845
EnLink Midstream Partners, LP
205,000 4.850%,  7/15/2026 197,825
EnLink Midstream, LLC
57,000 6.500%,  9/1/2030
f
56,931
Enterprise Products Operating,
LLC
42,000 4.150%,  10/16/2028 40,153
53,000
8.304%,  (LIBOR 3M +
2.986%), 8/16/2077
b
52,116
EQM Midstream Partners, LP
248,000 4.750%,  1/15/2031
f
217,244
EQT Corporation
40,000 3.900%,  10/1/2027 36,981
EQT Corporation, Convertible
33,000 1.750%,  5/1/2026 92,846
Ferrellgas, LP/Ferrellgas Finance
Corporation
102,000 5.375%,  4/1/2026
f
94,869
Genesis Energy LP/Genesis
Energy Finance Corporation
76,000 8.875%,  4/15/2030 74,252
Harvest Midstream, LP
236,000 7.500%,  9/1/2028
f
233,980
Hess Midstream Operations, LP
120,000 5.625%,  2/15/2026
f
118,050
72,000 5.500%,  10/15/2030
f
66,600
Hilcorp Energy I, LP/Hilcorp
Finance Company
115,000 5.750%,  2/1/2029
f
104,131
111,000 6.250%,  4/15/2032
f
98,943
Holly Energy Partners, LP/Holly
Energy Finance Corporation
76,000 6.375%,  4/15/2027
f
75,075
Howard Midstream Energy
Partners, LLC
152,000 6.750%,  1/15/2027
f
144,780
ITT Holdings, LLC
132,000 6.500%,  8/1/2029
f
111,207
Laredo Petroleum, Inc.
156,000 7.750%,  7/31/2029
f
128,700
Marathon Oil Corporation
42,000 4.400%,  7/15/2027 40,057
Marathon Petroleum Corporation
181,000 4.700%,  5/1/2025 177,585
MEG Energy Corporation
118,000 5.875%,  2/1/2029
f
110,969
MPLX, LP
105,000 1.750%,  3/1/2026 95,311
21,000 5.000%,  3/1/2033 20,116
Murphy Oil Corporation
97,000 5.875%,  12/1/2027 94,234
Nabors Industries, Ltd.
160,000 7.250%,  1/15/2026
f
149,363
National Fuel Gas Company
92,000 5.500%,  1/15/2026 90,690
Noble Finance II, LLC
95,000 8.000%,  4/15/2030
f
96,585
Northern Oil and Gas, Inc.
92,000 8.750%,  6/15/2031
f
90,390
Principal
Amount Long-Term Fixed Income (77.8%) Value
Energy (4.8%) - continued
Northern Oil and Gas, Inc.,
Convertible
$ 40,000 3.625%,  4/15/2029
f
$ 44,609
Northriver Midstream Finance, LP
47,000 5.625%,  2/15/2026
f
43,823
NuStar Logistics, LP
150,000 5.750%,  10/1/2025 146,243
Occidental Petroleum Corporation
64,000 6.375%,  9/1/2028 65,060
ONEOK, Inc.
63,000 2.200%,  9/15/2025 58,287
Ovintiv Exploration, Inc.
42,000 5.375%,  1/1/2026 41,715
Ovintiv, Inc.
25,000 5.650%,  5/15/2025 24,801
15,000 5.650%,  5/15/2028 14,703
Permian Resources Operating,
LLC, Convertible
14,000 3.250%,  4/1/2028 26,866
Phillips 66 Company
66,000 4.950%,  12/1/2027 65,411
Pioneer Natural Resources
Company
63,000 1.900%,  8/15/2030 51,054
Pioneer Natural Resources
Company, Convertible
39,000 0.250%,  5/15/2025 85,748
Plains All American Pipeline, LP
2,000
9.431%,  (LIBOR 3M +
4.110%), 8/3/2023
b,j
1,780
Plains All American Pipeline, LP/
PAA Finance Corporation
103,000 4.650%,  10/15/2025 100,340
Precision Drilling Corporation
117,000 6.875%,  1/15/2029
f
105,712
Range Resources Corporation
73,000 4.750%,  2/15/2030
f
65,426
Rockcliff Energy II, LLC
96,000 5.500%,  10/15/2029
f
88,556
Schlumberger Holdings
Corporation
27,000 4.300%,  5/1/2029
f
25,711
SM Energy Company
135,000 6.625%,  1/15/2027
i
131,119
55,000 6.500%,  7/15/2028 52,800
Southwestern Energy Company
133,000 5.375%,  3/15/2030 124,116
71,000 4.750%,  2/1/2032 62,575
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
48,000 5.875%,  3/1/2027 46,376
85,000 5.000%,  6/1/2031
f
71,158
Suncor Energy, Inc.
43,000 7.150%,  2/1/2032 46,333
Sunoco, LP/Sunoco Finance
Corporation
65,000 5.875%,  3/15/2028 62,506
95,000 4.500%,  4/30/2030 83,053

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (77.8%) Value
Energy (4.8%) - continued
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
$ 154,000 5.500%,  1/15/2028
f
$ 140,753
Targa Resources Partners, LP
115,000 4.875%,  2/1/2031 106,276
Teine Energy, Ltd.
95,000 6.875%,  4/15/2029
f
86,729
TransCanada Trust
25,000 5.600%,  3/7/2082
b
21,067
90,000 5.875%,  8/15/2076
b
84,892
Transocean, Inc.
97,000 11.500%,  1/30/2027
f
100,516
USA Compression Partners, LP/
USA Compression Finance
Corporation
139,000 6.875%,  4/1/2026 136,164
Venture Global Calcasieu Pass,
LLC
184,000 3.875%,  8/15/2029
f
160,741
62,000 6.250%,  1/15/2030
f
61,500
70,000 4.125%,  8/15/2031
f
60,198
Weatherford International, Ltd.
141,000 8.625%,  4/30/2030
f
143,149
Williams Companies, Inc.
42,000 2.600%,  3/15/2031 34,808
Total 8,339,396
Financials (12.7%)
AerCap Holdings NV
50,000 5.875%,  10/10/2079
b
47,156
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
70,000 3.150%,  2/15/2024 68,669
63,000 6.500%,  7/15/2025 63,312
108,000 3.000%,  10/29/2028 93,382
Air Lease Corporation
40,000 2.300%,  2/1/2025 37,613
11,000 3.375%,  7/1/2025 10,425
53,000 4.650%,  6/15/2026
b,j
44,232
52,000 3.125%,  12/1/2030 43,317
Aircastle, Ltd.
81,000 5.250%,  6/15/2026
b,f,j
56,530
51,000 2.850%,  1/26/2028
f
43,370
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
70,000 6.750%,  10/15/2027
f
65,800
Ally Financial, Inc.
62,000 5.750%,  11/20/2025
i
59,710
96,000 4.700%,  5/15/2026
b,j
67,680
42,000 8.000%,  11/1/2031 43,601
25,000 6.700%,  2/14/2033 22,120
American Express Company
59,000 3.950%,  8/1/2025 57,263
50,000 3.550%,  9/15/2026
b,j
41,500
69,000 2.550%,  3/4/2027 62,818
76,000 5.850%,  11/5/2027 77,819
American Homes 4 Rent, LP
50,000 2.375%,  7/15/2031 39,701
American International Group, Inc.
45,000 5.125%,  3/27/2033 43,944
Principal
Amount Long-Term Fixed Income (77.8%) Value
Financials (12.7%) - continued
AmWINS Group, Inc.
$ 87,000 4.875%,  6/30/2029
f
$ 78,560
Arbor Realty Trust, Inc.,
Convertible
24,000 7.500%,  8/1/2025
f
23,784
Ares Capital Corporation
21,000 4.250%,  3/1/2025 20,035
90,000 2.150%,  7/15/2026 78,037
Ares Capital Corporation,
Convertible
33,000 4.625%,  3/1/2024 32,897
Assurant, Inc.
67,000 6.100%,  2/27/2026 67,223
Australia & New Zealand Banking
Group, Ltd.
96,000 2.950%,  7/22/2030
b,f
87,943
Aviation Capital Group, LLC
41,000 4.875%,  10/1/2025
f
39,117
Avolon Holdings Funding, Ltd.
96,000 4.250%,  4/15/2026
f
89,435
BAC Capital Trust XIV
42,000
5.952%,  (LIBOR 3M +
0.400%), 7/19/2023
b,j
32,340
Banco Santander Mexico SA
26,000 5.375%,  4/17/2025
f
25,722
Banco Santander SA
29,000 4.750%,  11/12/2026
b,j
22,192
Bank of America Corporation
78,000 3.864%,  7/23/2024
b
77,904
87,000 4.200%,  8/26/2024 85,369
213,000 6.250%,  9/5/2024
b,j
210,337
36,000 3.458%,  3/15/2025
b
35,285
44,000 6.100%,  3/17/2025
b,j
43,626
102,000 1.319%,  6/19/2026
b
93,434
163,000 1.197%,  10/24/2026
b
146,666
85,000 4.375%,  1/27/2027
b,j
72,484
65,000 6.125%,  4/27/2027
b,j
63,515
61,000 1.734%,  7/22/2027
b
54,459
89,000 4.376%,  4/27/2028
b
85,439
126,000 3.593%,  7/21/2028
b
117,125
59,000 4.948%,  7/22/2028
b
57,940
202,000 3.974%,  2/7/2030
b
187,024
149,000 2.687%,  4/22/2032
b
123,483
62,000 2.572%,  10/20/2032
b
50,499
92,000 2.972%,  2/4/2033
b
76,694
45,000 3.846%,  3/8/2037
b
38,481
Bank of Montreal
68,000 5.203%,  2/1/2028 67,988
46,000 3.088%,  1/10/2037
b
36,128
Bank of New York Mellon
Corporation
22,000 4.700%,  9/20/2025
b,j
21,367
59,000 4.596%,  7/26/2030
b
56,902
Bank of Nova Scotia
64,000 5.250%,  12/6/2024 63,432
86,000 4.900%,  6/4/2025
b,j
81,190
41,000 1.050%,  3/2/2026 36,508
Barclays plc
41,000 4.375%,  9/11/2024 39,804
49,000 2.852%,  5/7/2026
b
45,893
50,000 5.501%,  8/9/2028
b
48,759
64,000 4.972%,  5/16/2029
b
60,482

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (77.8%) Value
Financials (12.7%) - continued
$ 54,000 6.224%,  5/9/2034
b
$ 53,786
Berkshire Hathaway Finance
Corporation
124,000 2.875%,  3/15/2032 109,122
Blackstone Mortgage Trust, Inc.,
Convertible
6,000 5.500%,  3/15/2027 5,126
Blackstone Private Credit Fund
67,000 4.000%,  1/15/2029 56,792
BNP Paribas SA
58,000 2.819%,  11/19/2025
b,f
55,302
66,000 3.132%,  1/20/2033
b,f
54,161
Boston Properties, LP
42,000 2.550%,  4/1/2032 31,651
BPCE SA
40,000 2.375%,  1/14/2025
f
37,500
Brixmor Operating Partnership, LP
83,000 2.250%,  4/1/2028 69,722
Canadian Imperial Bank of
Commerce
59,000 3.945%,  8/4/2025 57,048
Capital One Financial Corporation
24,000 3.950%,  9/1/2026
b,j
17,820
69,000 3.273%,  3/1/2030
b
58,586
Capital One NA
60,000 2.280%,  1/28/2026
b
55,985
Centene Corporation
139,000 4.250%,  12/15/2027 129,959
105,000 4.625%,  12/15/2029 96,646
178,000 3.000%,  10/15/2030 148,327
Charles Schwab Corporation
96,000 5.375%,  6/1/2025
b,j
91,749
90,000 0.900%,  3/11/2026 79,504
96,000 4.000%,  6/1/2026
b,j
78,024
25,000 5.000%,  6/1/2027
b,j
20,949
63,000 2.000%,  3/20/2028 54,240
105,000 4.000%,  12/1/2030
b,j
76,624
45,000 2.900%,  3/3/2032 37,045
Citigroup, Inc.
48,000
9.341%,  (LIBOR 3M +
4.068%), 10/30/2023
b,j
48,168
84,000 5.000%,  9/12/2024
b,j
78,409
105,000 3.352%,  4/24/2025
b
102,645
100,000 5.500%,  9/13/2025 99,421
44,000 4.000%,  12/10/2025
b,j
37,565
90,000 3.875%,  2/18/2026
b,j
75,375
45,000 4.150%,  11/15/2026
b,j
36,202
148,000 1.122%,  1/28/2027
b
131,933
83,000 1.462%,  6/9/2027
b
73,711
98,000 3.070%,  2/24/2028
b
90,184
26,000 7.375%,  5/15/2028
b,j
25,809
168,000 4.075%,  4/23/2029
b
158,145
41,000 6.174%,  5/25/2034
b
41,357
Citizens Financial Group, Inc.
48,000 4.000%,  10/6/2026
b,j
35,939
CNA Financial Corporation
36,000 3.950%,  5/15/2024 35,389
Coinbase Global, Inc., Convertible
168,000 0.500%,  6/1/2026 126,240
Comerica, Inc.
22,000 5.625%,  7/1/2025
b,j
18,235
Principal
Amount Long-Term Fixed Income (77.8%) Value
Financials (12.7%) - continued
Commerzbank AG
$ 89,000 8.125%,  9/19/2023
f
$ 88,670
Commonwealth Bank of Australia
51,000 2.688%,  3/11/2031
f
39,986
Cooperatieve Rabobank UA
41,000 1.339%,  6/24/2026
b,f
37,492
Corebridge Financial, Inc.
38,000 6.875%,  12/15/2052
b
36,423
68,000 3.850%,  4/5/2029 61,154
Corporate Office Properties, LP
82,000 2.250%,  3/15/2026 72,624
Credit Acceptance Corporation
184,000 5.125%,  12/31/2024
f
178,625
Credit Agricole SA
44,000 8.125%,  12/23/2025
b,f,j
44,055
42,000 3.250%,  1/14/2030
f
35,855
Credit Suisse Group AG
59,000 6.500%,  8/8/2023
f
58,575
54,000 7.500%,  12/11/2023
*,b,j,l
2,016
24,000 7.250%,  9/12/2025
b,f,j,l
896
Dai-ichi Life Insurance Company,
Ltd.
110,000 5.100%,  10/28/2024
b,f,j
106,977
Deutsche Bank AG/New York, NY
143,000 2.129%,  11/24/2026
b
127,230
90,000 2.311%,  11/16/2027
b
77,340
68,000 3.742%,  1/7/2033
b
49,869
Discover Bank
84,000 4.682%,  8/9/2028
b
76,802
Discover Financial Services
22,000 6.700%,  11/29/2032 22,665
Drawbridge Special Opportunities
Fund, LP
170,000 3.875%,  2/15/2026
f
151,807
Elevance Health, Inc.
62,000 5.350%,  10/15/2025 61,866
133,000 2.550%,  3/15/2031 111,749
Encore Capital Group, Inc.,
Convertible
32,000 4.000%,  3/15/2029
f
31,072
Fifth Third Bancorp
40,000 4.500%,  9/30/2025
b,j
35,276
40,000 4.772%,  7/28/2030
b
37,377
Fifth Third Bank NA
111,000 3.850%,  3/15/2026 102,433
First Horizon Bank
62,000 5.750%,  5/1/2030
i
53,842
First-Citizens Bank & Trust
Company
95,000 6.125%,  3/9/2028 93,716
Fortress Transportation and
Infrastructure Investors, LLC
57,000 6.500%,  10/1/2025
f
56,154
51,000 9.750%,  8/1/2027
f
52,671
7,000 5.500%,  5/1/2028
f
6,405
FS KKR Capital Corporation
41,000 3.400%,  1/15/2026 37,290
42,000 2.625%,  1/15/2027 35,802
Genworth Mortgage Holdings, Inc.
78,000 6.500%,  8/15/2025
f
76,621

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (77.8%) Value
Financials (12.7%) - continued
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
$ 275,000 3.750%,  12/15/2027
f
$ 201,740
Goldman Sachs Group, Inc.
36,000 5.500%,  8/10/2024
b,j
35,052
44,000 3.500%,  4/1/2025 42,266
61,000 4.250%,  10/21/2025 58,784
62,000 0.855%,  2/12/2026
b
57,130
75,000 3.650%,  8/10/2026
b,j
57,975
45,000 4.125%,  11/10/2026
b,j
37,618
135,000 1.948%,  10/21/2027
b
120,086
45,000 2.640%,  2/24/2028
b
40,830
132,000 3.615%,  3/15/2028
b
123,852
86,000 4.482%,  8/23/2028
b
83,146
84,000 3.814%,  4/23/2029
b
77,976
42,000 3.800%,  3/15/2030 38,840
42,000 2.615%,  4/22/2032
b
34,445
42,000 2.383%,  7/21/2032
b
33,642
Hartford Financial Services Group,
Inc.
42,000 2.800%,  8/19/2029 36,156
64,000
7.446%,  (LIBOR 3M +
2.125%), 2/12/2047
b,f
53,124
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
9,000 Zero Coupon,  5/1/2025
f
8,511
HSBC Holdings plc
49,000 3.803%,  3/11/2025
b
48,044
24,000 6.375%,  3/30/2025
b,j
22,984
49,000 2.633%,  11/7/2025
b
46,546
37,000 1.645%,  4/18/2026
b
34,080
49,000 1.589%,  5/24/2027
b
43,245
106,000 2.251%,  11/22/2027
b
94,055
118,000 4.583%,  6/19/2029
b
111,048
111,000 4.600%,  12/17/2030
b,j
84,499
50,000 2.804%,  5/24/2032
b
40,440
HUB International, Ltd.
146,000 5.625%,  12/1/2029
f
130,974
Huntington Bancshares, Inc.
66,000 4.450%,  10/15/2027
b,j
53,602
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
81,000 4.750%,  9/15/2024 77,393
115,000 6.375%,  12/15/2025 106,904
76,000 5.250%,  5/15/2027 65,542
ING Groep NV
84,000 1.726%,  4/1/2027
b
74,807
Intercontinental Exchange, Inc.
67,000 4.350%,  6/15/2029 65,316
Invitation Homes Operating
Partnership, LP
72,000 2.000%,  8/15/2031 55,160
J.P. Morgan Chase & Company
44,000 6.000%,  11/1/2023
b,j
44,032
48,000
8.549%,  (LIBOR 3M +
3.250%), 11/1/2023
b,j
48,180
109,000 5.000%,  8/1/2024
b,j
106,479
176,000 4.023%,  12/5/2024
b
174,479
66,000 4.600%,  2/1/2025
b,j
61,545
117,000 1.561%,  12/10/2025
b
109,547
44,000 2.083%,  4/22/2026
b
41,206
50,000 3.650%,  6/1/2026
b,j
44,007
Principal
Amount Long-Term Fixed Income (77.8%) Value
Financials (12.7%) - continued
$ 129,000 1.045%,  11/19/2026
b
$ 115,549
84,000 1.578%,  4/22/2027
b
75,450
105,000 2.947%,  2/24/2028
b
96,407
126,000 4.005%,  4/23/2029
b
118,623
41,000 2.069%,  6/1/2029
b
35,163
168,000 4.493%,  3/24/2031
b
161,493
45,000 2.963%,  1/25/2033
b
37,909
39,000 4.912%,  7/25/2033
b
38,110
42,000 5.717%,  9/14/2033
b
42,609
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
39,000 5.000%,  8/15/2028
f
31,973
KeyBank NA/Cleveland, OH
63,000 3.900%,  4/13/2029 49,299
82,000 5.000%,  1/26/2033 70,968
Kilroy Realty, LP
83,000 4.375%,  10/1/2025 77,742
Life Storage, LP
41,000 2.400%,  10/15/2031 32,481
Lincoln National Corporation
40,000
7.688%,  (LIBOR 3M +
2.358%), 8/17/2023
b
26,455
Lloyds Banking Group plc
76,000 4.716%,  8/11/2026
b
73,840
84,000 1.627%,  5/11/2027
b
74,300
LPL Holdings, Inc.
90,000 4.000%,  3/15/2029
f
78,959
M&T Bank Corporation
106,000 3.500%,  9/1/2026
b,j
70,703
Macquarie Airfinance Holdings,
Ltd.
48,000 8.375%,  5/1/2028
f
48,669
Macquarie Group, Ltd.
83,000 1.629%,  9/23/2027
b,f
72,159
Manufacturers & Traders Trust
Company
87,000 4.700%,  1/27/2028 81,353
Marsh & McLennan Companies,
Inc.
45,000 2.375%,  12/15/2031 36,665
MetLife, Inc.
54,000 3.850%,  9/15/2025
b,j
49,895
39,000 5.875%,  3/15/2028
b,j
35,868
50,000 6.400%,  12/15/2036 49,902
Metropolitan Life Global Funding I
68,000 2.950%,  4/9/2030
f
58,730
Mid-America Apartments, LP
84,000 4.200%,  6/15/2028 80,166
Mitsubishi UFJ Financial Group,
Inc.
49,000 1.412%,  7/17/2025 44,863
81,000 1.538%,  7/20/2027
b
71,488
63,000 3.741%,  3/7/2029 57,528
55,000 5.406%,  4/19/2034
b
54,575
Mizuho Financial Group, Inc.
111,000 1.554%,  7/9/2027
b
97,924
84,000 2.564%,  9/13/2031 66,083
Molina Healthcare, Inc.
100,000 4.375%,  6/15/2028
f
92,185
Morgan Stanley
41,000
5.556%,  (SOFRRATE +
0.466%), 11/10/2023
b
40,974

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (77.8%) Value
Financials (12.7%) - continued
$ 36,000 2.720%,  7/22/2025
b
$ 34,714
82,000 1.164%,  10/21/2025
b
76,639
29,000 5.000%,  11/24/2025 28,509
115,000 2.630%,  2/18/2026
b
109,020
89,000 2.188%,  4/28/2026
b
83,545
50,000 6.138%,  10/16/2026
b
50,504
61,000 0.985%,  12/10/2026
b
54,388
84,000 1.593%,  5/4/2027
b
75,198
82,000 1.512%,  7/20/2027
b
72,649
30,000 5.123%,  2/1/2029
b
29,587
201,000 3.622%,  4/1/2031
b
181,119
45,000 2.943%,  1/21/2033
b
37,405
40,000 4.889%,  7/20/2033
b
38,498
43,000 5.250%,  4/21/2034
b
42,460
85,000 2.484%,  9/16/2036
b
64,493
MPT Operating Partnership, LP/
MPT Finance Corporation
70,000 5.250%,  8/1/2026 62,234
75,000 4.625%,  8/1/2029 56,697
Nasdaq, Inc.
62,000 5.650%,  6/28/2025 62,179
31,000 5.350%,  6/28/2028 31,045
National Retail Properties, Inc.
42,000 2.500%,  4/15/2030 34,891
Nationstar Mortgage Holdings,
Inc.
104,000 6.000%,  1/15/2027
f
96,750
NatWest Group plc
58,000 4.269%,  3/22/2025
b
56,972
42,000 4.892%,  5/18/2029
b
39,952
63,000 3.754%,  11/1/2029
b
59,137
50,000 4.600%,  6/28/2031
b,j
34,625
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
148,000 4.500%,  9/30/2028
f
113,849
New York Life Global Funding
44,000 4.550%,  1/28/2033
f
42,384
Nippon Life Insurance Company
123,000 5.100%,  10/16/2044
b,f
119,949
73,000 3.400%,  1/23/2050
b,f
63,863
Nomura Holdings, Inc.
62,000 2.172%,  7/14/2028 52,305
Nordea Bank Abp
60,000 5.375%,  9/22/2027
f
59,223
Northern Trust Corporation
63,000 4.000%,  5/10/2027 60,693
Office Properties Income Trust
41,000 2.650%,  6/15/2026 30,215
Omega Healthcare Investors, Inc.
43,000 4.750%,  1/15/2028 39,252
42,000 3.375%,  2/1/2031
i
33,314
OneMain Finance Corporation
120,000 6.875%,  3/15/2025 118,816
188,000 3.875%,  9/15/2028 153,690
Owl Rock Capital Corporation
41,000 4.250%,  1/15/2026 37,929
Owl Rock Core Income
Corporation
68,000 4.700%,  2/8/2027 61,705
Principal
Amount Long-Term Fixed Income (77.8%) Value
Financials (12.7%) - continued
Owl Rock Technology Finance
Corporation
$ 20,000 4.750%,  12/15/2025
f
$ 18,112
63,000 3.750%,  6/17/2026
f
55,133
Park Intermediate Holdings, LLC
153,000 4.875%,  5/15/2029
f
131,855
Pebblebrook Hotel Trust,
Convertible
109,000 1.750%,  12/15/2026 92,010
Pine Street Trust I
42,000 4.572%,  2/15/2029
f
38,477
PNC Bank NA
42,000 2.700%,  10/22/2029 35,097
PNC Financial Services Group,
Inc.
82,000 5.671%,  10/28/2025
b
81,319
50,000 3.400%,  9/15/2026
b,j
36,875
50,000 6.200%,  9/15/2027
b,j
46,607
31,000 5.582%,  6/12/2029
b
30,854
51,000 6.250%,  3/15/2030
b,j
45,785
PRA Group, Inc.
104,000 7.375%,  9/1/2025
f
98,863
48,000 8.375%,  2/1/2028
f
43,500
Principal Life Global Funding II
62,000 1.250%,  8/16/2026
f
54,042
Prologis, LP
27,000 3.375%,  12/15/2027 25,095
Provident Financing Trust I
22,000 7.405%,  3/15/2038 22,143
Prudential Financial, Inc.
45,000 5.125%,  3/1/2052
b
40,629
38,000 6.750%,  3/1/2053
b
38,228
129,000 5.200%,  3/15/2044
b
127,474
22,000 3.700%,  10/1/2050
b
18,555
QBE Insurance Group, Ltd.
44,000 5.875%,  5/12/2025
b,f,j
41,875
Radian Group, Inc.
97,000 4.875%,  3/15/2027 91,481
Realty Income Corporation
41,000 4.875%,  6/1/2026 40,547
63,000 3.950%,  8/15/2027 59,833
72,000 5.625%,  10/13/2032 72,764
Redwood Trust, Inc., Convertible
5,000 7.750%,  6/15/2027 4,206
Regions Financial Corporation
45,000 2.250%,  5/18/2025 41,619
44,000 5.750%,  6/15/2025
b,j
41,648
Reinsurance Group of America,
Inc.
57,000 4.700%,  9/15/2023 56,859
RHP Hotel Properties, LP/RHP
Finance Corporation
54,000 7.250%,  7/15/2028
f
54,552
RLJ Lodging Trust, LP
49,000 3.750%,  7/1/2026
f
44,957
102,000 4.000%,  9/15/2029
f
85,424
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
95,000 3.625%,  3/1/2029
f
79,844
Royal Bank of Canada
82,000 0.750%,  10/7/2024 76,975
45,000 4.900%,  1/12/2028 44,412

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (77.8%) Value
Financials (12.7%) - continued
$ 38,000 5.000%,  2/1/2033 $ 37,242
Santander Holdings USA, Inc.
84,000 3.450%,  6/2/2025 79,210
47,000 2.490%,  1/6/2028
b
40,593
45,000 6.499%,  3/9/2029
b
44,511
Santander UK Group Holdings plc
81,000 1.673%,  6/14/2027
b
69,784
Service Properties Trust
47,000 4.650%,  3/15/2024 46,221
31,000 4.350%,  10/1/2024 29,829
139,000 7.500%,  9/15/2025 136,498
80,000 5.500%,  12/15/2027 70,337
Simon Property Group, LP
82,000 2.650%,  7/15/2030 69,649
SLM Corporation
50,000 4.200%,  10/29/2025 46,452
Societe Generale SA
48,000 2.625%,  10/16/2024
f
45,425
49,000 1.488%,  12/14/2026
b,f
43,118
Spirit Realty, LP
93,000 2.100%,  3/15/2028 77,935
Standard Chartered plc
49,000 0.991%,  1/12/2025
b,f
47,494
25,000 6.000%,  7/26/2025
b,f,j
23,745
66,000 2.608%,  1/12/2028
b,f
58,431
State Street Corporation
42,000 4.421%,  5/13/2033
b
39,854
Sumitomo Life Insurance Company
85,000 3.375%,  4/15/2081
b,f
73,220
Sumitomo Mitsui Financial Group,
Inc.
48,000 2.448%,  9/27/2024 45,977
66,000 2.174%,  1/14/2027 58,969
63,000 2.142%,  9/23/2030 50,439
59,000 5.766%,  1/13/2033 60,707
Sumitomo Mitsui Trust Bank, Ltd.
41,000 1.050%,  9/12/2025
f
36,967
Summit Hotel Properties, Inc.,
Convertible
38,000 1.500%,  2/15/2026 32,279
Synchrony Financial
42,000 4.250%,  8/15/2024 40,494
24,000 7.250%,  2/2/2033 21,614
Synovus Bank
43,000 5.625%,  2/15/2028 38,850
Toronto-Dominion Bank
35,000 8.125%,  10/31/2082
b
35,556
46,000 5.156%,  1/10/2028 45,694
42,000 4.456%,  6/8/2032 39,855
Truist Bank
42,000 2.250%,  3/11/2030 33,369
Truist Financial Corporation
74,000 6.047%,  6/8/2027
b
74,031
42,000 1.887%,  6/7/2029
b
34,911
45,000 5.100%,  3/1/2030
b,j
38,925
U.S. Bancorp
62,000 5.727%,  10/21/2026
b
61,964
59,000 4.548%,  7/22/2028
b
56,423
15,000 5.836%,  6/12/2034
b
15,109
UBS Group AG
39,000 2.593%,  9/11/2025
b,f
37,174
Principal
Amount Long-Term Fixed Income (77.8%) Value
Financials (12.7%) - continued
$ 75,000 2.193%,  6/5/2026
b,f
$ 68,773
83,000 3.869%,  1/12/2029
b,f
75,032
UDR, Inc.
94,000 3.000%,  8/15/2031 79,509
United Wholesale Mortgage, LLC
31,000 5.500%,  11/15/2025
f
29,497
78,000 5.500%,  4/15/2029
f
66,885
UnitedHealth Group, Inc.
143,000 5.250%,  2/15/2028 145,792
85,000 4.200%,  5/15/2032 81,146
USB Realty Corporation
109,000
6.407%,  (LIBOR 3M +
1.147%), 1/15/2027
b,f,j
77,662
USI, Inc./NY
40,000 6.875%,  5/1/2025
f
39,700
Ventas Realty, LP
34,000 3.750%,  5/1/2024 33,346
Ventas Realty, LP, Convertible
34,000 3.750%,  6/1/2026
f
34,595
Wells Fargo & Company
80,000 2.406%,  10/30/2025
b
76,177
65,000 3.900%,  3/15/2026
b,j
57,226
106,000 2.188%,  4/30/2026
b
99,315
50,000
5.760%,  (LIBOR 3M +
0.500%), 1/15/2027
b
46,780
46,000 3.526%,  3/24/2028
b
42,934
99,000 3.584%,  5/22/2028
b
92,203
59,000 4.808%,  7/25/2028
b
57,668
230,000 4.478%,  4/4/2031
b
218,683
30,000 5.389%,  4/24/2034
b
29,808
Welltower OP, LLC
41,000 2.050%,  1/15/2029 34,084
63,000 2.800%,  6/1/2031 52,063
Welltower OP, LLC, Convertible
88,000 2.750%,  5/15/2028
f
88,660
Westpac Banking Corporation
63,000 4.110%,  7/24/2034
b
54,784
Willis North America, Inc.
84,000 4.500%,  9/15/2028 80,109
XHR, LP
49,000 6.375%,  8/15/2025
f
48,097
56,000 4.875%,  6/1/2029
f
48,020
Total 22,104,990
Foreign Government (<0.1%)
NBN Company, Ltd.
74,000 2.625%,  5/5/2031
f
62,070
Total 62,070
Mortgage-Backed Securities (9.6%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
939,513 2.500%,  5/1/2051 800,152
690,457 3.500%,  5/1/2052 629,767
422,408 4.000%,  5/1/2052 399,058
1,444,629 3.500%,  6/1/2052 1,318,302
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
500,521 2.500%,  7/1/2030 465,113

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (77.8%) Value
Mortgage-Backed Securities (9.6%) - continued
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
$ 280,649 3.500%,  5/1/2040 $ 263,351
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
1,263,859 3.000%,  1/1/2052 1,117,374
121,574 2.000%,  2/1/2051 100,014
87,332 2.000%,  2/1/2051 71,770
507,967 2.500%,  2/1/2051 433,245
1,074,052 2.000%,  3/1/2051 880,063
1,248,413 3.000%,  3/1/2052 1,101,782
773,352 2.000%,  4/1/2051 634,552
752,284 3.000%,  4/1/2051 664,405
790,866 3.000%,  5/1/2050 702,981
131,855 2.000%,  5/1/2051 107,998
419,765 3.000%,  5/1/2051 374,456
756,386 2.500%,  7/1/2051 644,216
221,668 3.500%,  8/1/2050 204,816
511,518 3.500%,  9/1/2052 468,283
376,425 4.000%,  10/1/2052 354,058
133,336 2.000%,  11/1/2051 108,955
604,384 2.000%,  12/1/2050 497,102
1,287,249 4.500%,  12/1/2052 1,246,491
650,000 4.500%,  7/1/2048
d
624,914
1,800,000 4.000%,  7/1/2049
d
1,689,117
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
435,851 2.500%,  3/1/2062 356,770
377,541 3.500%,  7/1/2061 341,746
180,302 4.000%,  12/1/2061 169,221
Total 16,770,072
Technology (3.4%)
Advanced Micro Devices, Inc.
42,000 3.924%,  6/1/2032 39,810
Akamai Technologies, Inc.,
Convertible
60,000 0.125%,  5/1/2025 64,012
74,000 0.375%,  9/1/2027 71,465
Analog Devices, Inc.
20,000 2.100%,  10/1/2031 16,552
Apple, Inc.
125,000 2.200%,  9/11/2029
i
109,671
90,000 1.650%,  2/8/2031 74,602
64,000 3.350%,  8/8/2032 59,684
AthenaHealth Group, Inc.
145,000 6.500%,  2/15/2030
f
122,038
Black Knight InfoServ, LLC
152,000 3.625%,  9/1/2028
f
136,575
Block, Inc., Convertible
64,000 0.250%,  11/1/2027 49,080
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
63,000 3.875%,  1/15/2027 60,076
Broadcom, Inc.
46,000 4.000%,  4/15/2029
f
42,486
Cloud Software Group, Inc.
107,000 6.500%,  3/31/2029
f
95,271
38,000 9.000%,  9/30/2029
f
33,190
Principal
Amount Long-Term Fixed Income (77.8%) Value
Technology (3.4%) - continued
CommScope Technologies, LLC
$ 234,000 6.000%,  6/15/2025
f
$ 218,104
CommScope, Inc.
80,000 7.125%,  7/1/2028
f,i
56,800
Dell International, LLC/EMC
Corporation
69,000 5.250%,  2/1/2028 68,857
32,000 5.300%,  10/1/2029 31,767
Euronet Worldwide, Inc.,
Convertible
83,000 0.750%,  3/15/2049 80,562
Fiserv, Inc.
68,000 2.750%,  7/1/2024 65,975
99,000 4.200%,  10/1/2028 94,822
22,000 5.600%,  3/2/2033 22,392
Gartner, Inc.
190,000 3.625%,  6/15/2029
f
167,262
60,000 3.750%,  10/1/2030
f
52,255
Global Payments, Inc.
17,000 2.650%,  2/15/2025 16,123
65,000 4.950%,  8/15/2027 63,332
42,000 3.200%,  8/15/2029 36,506
Intel Corporation
88,000 5.125%,  2/10/2030 88,540
InterDigital, Inc., Convertible
87,000 3.500%,  6/1/2027 117,283
Iron Mountain, Inc.
165,000 4.875%,  9/15/2027
f
155,860
120,000 5.000%,  7/15/2028
f
111,189
119,000 4.875%,  9/15/2029
f
106,521
170,000 4.500%,  2/15/2031
f
146,069
Jabil, Inc.
43,000 5.450%,  2/1/2029 42,668
Lumentum Holdings, Inc.,
Convertible
64,000 0.250%,  3/15/2024 67,808
99,000 0.500%,  6/15/2028 77,849
MACOM Technology Solutions
Holdings, Inc., Convertible
46,000 0.250%,  3/15/2026 46,460
Marvell Technology, Inc.
42,000 2.950%,  4/15/2031 35,207
Mastercard, Inc.
46,000 2.000%,  11/18/2031 37,979
Microchip Technology, Inc.,
Convertible
175,000 0.125%,  11/15/2024 197,969
Moody's Corporation
43,000 4.250%,  8/8/2032 40,845
MSCI, Inc.
120,000 4.000%,  11/15/2029
f
108,602
NCR Corporation
145,000 5.125%,  4/15/2029
f
128,363
144,000 6.125%,  9/1/2029
f,i
144,120
NVIDIA Corporation
21,000 2.850%,  4/1/2030
i
19,043
NXP BV/NXP Funding, LLC
44,000 4.875%,  3/1/2024 43,685
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
21,000 2.700%,  5/1/2025 19,903
42,000 4.300%,  6/18/2029 39,582

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (77.8%) Value
Technology (3.4%) - continued
ON Semiconductor Corporation,
Convertible
$ 87,000 Zero Coupon,  5/1/2027 $ 159,775
9,000 0.500%,  3/1/2029
f
10,164
Open Text Corporation
81,000 3.875%,  12/1/2029
f
67,705
175,000 4.125%,  2/15/2030
f
148,191
Oracle Corporation
43,000 6.150%,  11/9/2029 44,787
142,000 2.950%,  4/1/2030 123,947
63,000 6.250%,  11/9/2032 66,874
PayPal Holdings, Inc.
42,000 2.850%,  10/1/2029 37,243
59,000 2.300%,  6/1/2030 50,018
Progress Software Corporation,
Convertible
40,000 1.000%,  4/15/2026 43,800
PTC, Inc.
65,000 3.625%,  2/15/2025
f
62,767
85,000 4.000%,  2/15/2028
f
78,252
Rackspace Technology Global,
Inc.
125,000 5.375%,  12/1/2028
f
38,805
S&P Global, Inc.
46,000 2.900%,  3/1/2032 39,870
Salesforce.com, Inc.
116,000 1.950%,  7/15/2031 95,721
Seagate HDD Cayman
54,000 8.500%,  7/15/2031
f
56,629
146,655 9.625%,  12/1/2032
f
161,825
Semtech Corporation, Convertible
22,000 1.625%,  11/1/2027
f
20,471
Sensata Technologies, Inc.
113,000 3.750%,  2/15/2031
f
96,671
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
40,000 4.625%,  11/1/2026
f
37,511
SS&C Technologies, Inc.
317,000 5.500%,  9/30/2027
f
303,473
Verint Systems, Inc., Convertible
44,000 0.250%,  4/15/2026 38,775
Viavi Solutions, Inc.
106,000 3.750%,  10/1/2029
f
90,069
Viavi Solutions, Inc., Convertible
24,000 1.000%,  3/1/2024 23,806
30,000 1.625%,  3/15/2026
f
31,069
Vishay Intertechnology, Inc.,
Convertible
85,000 2.250%,  6/15/2025 93,024
VMware, Inc.
82,000 1.400%,  8/15/2026 72,409
61,000 2.200%,  8/15/2031 47,934
Xilinx, Inc.
24,000 2.375%,  6/1/2030 20,718
Ziff Davis, Inc., Convertible
74,000 1.750%,  11/1/2026
f
69,005
Total 5,956,122
Principal
Amount Long-Term Fixed Income (77.8%) Value
Transportation (1.5%)
Air Transport Services Group, Inc.,
Convertible
$ 22,000 1.125%,  10/15/2024 $ 20,781
Allegiant Travel Company
89,000 7.250%,  8/15/2027
f
88,672
American Airlines Group, Inc.
33,000 3.750%,  3/1/2025
f
31,309
American Airlines, Inc.
263,000 11.750%,  7/15/2025
f
288,387
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
309,000 5.500%,  4/20/2026
f
306,123
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
95,000 5.375%,  3/1/2029
f,i
88,118
Canadian Pacific Railway
Company
89,000 1.750%,  12/2/2026 79,999
CSX Corporation
42,000 4.250%,  3/15/2029 40,657
Delta Air Lines, Inc.
62,000 7.000%,  5/1/2025
f
63,320
26,000 7.375%,  1/15/2026 27,105
91,000 4.375%,  4/19/2028 85,534
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
79,228 4.500%,  10/20/2025
f
77,500
ERAC USA Finance, LLC
59,000 3.850%,  11/15/2024
f
57,462
Hawaiian Brand Intellectual
Property, Ltd.
94,000 5.750%,  1/20/2026
f
88,975
Hertz Corporation
92,000 4.625%,  12/1/2026
f
83,030
110,000 5.000%,  12/1/2029
f
90,930
JetBlue Airways Corporation,
Convertible
70,000 0.500%,  4/1/2026 57,488
Mileage Plus Holdings, LLC
100,800 6.500%,  6/20/2027
f
101,052
Norfolk Southern Corporation
65,000 4.450%,  3/1/2033 62,195
Penske Truck Leasing Company,
LP/PTL Finance Corporation
41,000 1.200%,  11/15/2025
f
36,465
31,000 5.750%,  5/24/2026
f
30,703
42,000 1.700%,  6/15/2026
f
37,089
Rand Parent, LLC
100,000 8.500%,  2/15/2030
f
90,535
Ryder System, Inc.
51,000 2.850%,  3/1/2027 46,592
Southwest Airlines Company
42,000 5.125%,  6/15/2027 41,674
50,000 2.625%,  2/10/2030 42,498
Southwest Airlines Company,
Convertible
105,000 1.250%,  5/1/2025 120,383
Union Pacific Corporation
42,000 2.150%,  2/5/2027 38,356
United Airlines, Inc.
112,000 4.375%,  4/15/2026
f
106,412
96,000 4.625%,  4/15/2029
f
87,472

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (77.8%) Value
Transportation (1.5%) - continued
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
$ 127,000 6.375%,  2/1/2030
f
$ 102,265
XPO Escrow Sub, LLC
118,000 7.500%,  11/15/2027
f
120,576
Total 2,639,657
U.S. Government & Agencies (1.8%)
U.S. Treasury Bonds
500,000 4.000%,  11/15/2052 513,594
500,000 4.125%,  11/15/2032 510,937
79,000 3.375%,  5/15/2033 76,186
2,225,000 3.375%,  8/15/2042 2,019,622
Total 3,120,339
Utilities (2.4%)
AEP Texas, Inc.
43,000 4.700%,  5/15/2032 41,147
AES Corporation
81,000 3.950%,  7/15/2030
f
72,618
Algonquin Power & Utilities
Corporation
30,000 4.750%,  1/18/2082
b
23,850
Alliant Energy Corporation,
Convertible
41,000 3.875%,  3/15/2026
f
40,713
Ameren Corporation
52,000 1.750%,  3/15/2028 44,529
American Electric Power
Company, Inc.
67,000 2.031%,  3/15/2024 65,158
42,000 2.300%,  3/1/2030 34,833
22,000 5.625%,  3/1/2033 22,367
Arizona Public Service Company
37,000 5.550%,  8/1/2033 37,027
Calpine Corporation
101,000 4.500%,  2/15/2028
f
91,438
CenterPoint Energy, Inc.
34,000 2.500%,  9/1/2024 32,640
62,000 1.450%,  6/1/2026 55,406
63,000 2.650%,  6/1/2031 52,533
CMS Energy Corporation,
Convertible
28,000 3.375%,  5/1/2028
f
27,538
Constellation Energy Generation,
LLC
43,000 5.800%,  3/1/2033 44,016
Dominion Energy, Inc.
34,000 3.071%,  8/15/2024 32,837
70,000 4.350%,  1/15/2027
b,j
58,809
52,000 3.375%,  4/1/2030 46,511
DTE Energy Company
64,000 4.220%,  11/1/2024 62,567
39,000 4.875%,  6/1/2028 38,147
Duke Energy Corporation
50,000 3.250%,  1/15/2082
b
37,126
24,000 4.875%,  9/16/2024
b,j
23,050
107,000 2.450%,  6/1/2030 89,852
43,000 4.500%,  8/15/2032 40,540
Principal
Amount Long-Term Fixed Income (77.8%) Value
Utilities (2.4%) - continued
Duke Energy Corporation,
Convertible
$ 113,000 4.125%,  4/15/2026
f
$ 110,345
Edison International
58,000 4.950%,  4/15/2025 56,769
145,000 5.000%,  12/15/2026
b,j
125,266
Enel Finance International NV
81,000 1.375%,  7/12/2026
f
71,508
Entergy Corporation
41,000 0.900%,  9/15/2025 36,822
42,000 1.900%,  6/15/2028 35,793
Evergy, Inc.
35,000 2.450%,  9/15/2024 33,527
Eversource Energy
73,000 4.600%,  7/1/2027 71,170
43,000 5.125%,  5/15/2033 42,376
Exelon Corporation
42,000 4.050%,  4/15/2030 39,248
Fells Point Funding Trust
100,000 3.046%,  1/31/2027
f
91,929
FirstEnergy Corporation,
Convertible
41,000 4.000%,  5/1/2026
f
40,795
Florida Power & Light Company
42,000 4.400%,  5/15/2028 41,211
Georgia Power Company
27,000 4.950%,  5/17/2033 26,652
ITC Holdings Corporation
42,000 4.950%,  9/22/2027
f
41,343
Jersey Central Power & Light
Company
86,000 2.750%,  3/1/2032
f
70,934
National Rural Utilities Cooperative
Finance Corporation
66,000 3.450%,  6/15/2025 63,491
37,000 5.050%,  9/15/2028 36,874
NextEra Energy Capital Holdings,
Inc.
65,000 3.800%,  3/15/2082
b
54,569
42,000 6.051%,  3/1/2025 42,158
42,000 2.250%,  6/1/2030 34,932
NextEra Energy Operating
Partners, LP
195,000 3.875%,  10/15/2026
f
181,219
NextEra Energy Partners, LP,
Convertible
88,000 Zero Coupon,  11/15/2025
f
81,180
NiSource, Inc.
42,000 2.950%,  9/1/2029 36,777
NRG Energy, Inc.
53,000 2.000%,  12/2/2025
f
47,545
39,000 10.250%,  3/15/2028
b,f,j
36,776
38,000 3.375%,  2/15/2029
f
31,079
60,000 5.250%,  6/15/2029
f
53,654
NRG Energy, Inc., Convertible
86,000 2.750%,  6/1/2048 90,773
PG&E Corporation
130,000 5.000%,  7/1/2028 119,289
PPL Capital Funding, Inc.,
Convertible
69,000 2.875%,  3/15/2028
f
65,895

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (77.8%) Value
Utilities (2.4%) - continued
Public Service Enterprise Group,
Inc.
$ 42,000 1.600%,  8/15/2030 $ 32,897
Sempra Energy
65,000 4.125%,  4/1/2052
b
52,534
44,000 4.875%,  10/15/2025
b,j
40,923
63,000 3.400%,  2/1/2028 57,985
Southern California Edison
Company
21,000 5.950%,  11/1/2032 21,981
Southern Company
42,000 4.475%,  8/1/2024 41,233
40,000 5.700%,  10/15/2032 41,390
41,000 4.000%,  1/15/2051
b
37,918
92,000 3.750%,  9/15/2051
b
78,292
Southern Company, Convertible
120,000 3.875%,  12/15/2025
f
119,700
TerraForm Power Operating, LLC
235,000 5.000%,  1/31/2028
f
216,355
Vistra Operations Company, LLC
86,000 5.125%,  5/13/2025
f
83,846
162,000 5.000%,  7/31/2027
f
151,635
Xcel Energy, Inc.
51,000 4.000%,  6/15/2028 48,529
65,000 4.600%,  6/1/2032 61,380
Total 4,113,749
Total Long-Term Fixed Income
(cost $146,560,602) 135,618,666
Shares
Registered Investment
Companies ( 10.4% ) Value
U.S. Affiliated  (9.2%)
2,099,876 Thrivent Core Emerging Markets
Debt Fund 16,106,049
Total 16,106,049
U.S. Unaffiliated  (1.2%)
24,084 Aberdeen Asia-Pacific Income
Fund, Inc. 65,027
9,475 AllianceBernstein Global High
Income Fund, Inc. 94,371
11,614 Allspring Income Opportunities
Fund 74,910
3,871 BlackRock Core Bond Trust 41,188
10,234 BlackRock Corporate High Yield
Fund, Inc. 91,287
8,215 BlackRock Credit Allocation
Income Trust 83,382
2,220 BlackRock Debt Strategies Fund,
Inc. 21,734
8,249 BlackRock Enhanced Global
Dividend Trust 83,067
2,150 BlackRock Enhanced International
Dividend Trust 11,696
550 BlackRock Floating Rate Income
Strategies Fund, Inc. 6,716
1,499 BlackRock Income Trust, Inc. 18,243
4,866 BlackRock Multi-Sector Income
Trust 69,924
6,567 Blackstone Strategic Credit 2027
Term Fund 71,777
Shares
Registered Investment
Companies (10.4%) Value
U.S. Unaffiliated  (1.2%)- continued
8,014 Eaton Vance Limited Duration
Income Fund $ 75,011
702 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 5,560
7,187 First Trust High Income Long/Short
Fund 82,219
2,280 Invesco Dynamic Credit
Opportunities Fund
e,m
23,867
5,000 iShares Preferred and Income
Securities ETF
i
154,650
18,525 Nuveen Credit Strategies Income
Fund 93,551
2,750 Nuveen Preferred Income
Opportunities Fund 17,820
3,800 Nuveen Quality Preferred Income
Fund II 24,244
8,300 PGIM Global High Yield Fund, Inc. 91,051
7,821 PGIM High Yield Bond Fund, Inc. 97,137
3,502 Pimco Dynamic Income Fund 65,663
912 Tri-Continental Corporation 25,007
3,900 Vanguard Short-Term Corporate
Bond ETF
i
295,074
3,300 Virtus Convertible & Income Fund 11,484
5,605 Virtus Dividend, Interest &
Premium Strategy Fund 68,437
1,150 Virtus Equity & Convertible Income
Fund 24,323
11,564 Voya Global Equity Dividend &
Premium Opportunity Fund 59,439
17,803 Western Asset High Income
Opportunity Fund, Inc. 67,295
Total 2,015,154
Total Registered Investment
Companies (cost $21,965,006) 18,121,203
Shares
Collateral Held for Securities
Loaned ( 1.5% ) Value
2,519,856 Thrivent Cash Management Trust 2,519,856
Total Collateral Held for
Securities Loaned
(cost $2,519,856) 2,519,856
Shares Preferred Stock ( 1.2% ) Value
Communications Services (0.1%)
6,050 AT&T, Inc., 4.750%
i,j
127,534
2,060 CenterPoint Energy, Inc.,
Convertible, 3.369% 74,860
860 Paramount Global, Convertible,
5.750% 19,488
3,500 Telephone and Data Systems, Inc.,
6.000%
j
48,090
Total 269,972
Energy (0.1%)
2,953 Crestwood Equity Partners, LP,
9.250%
j
27,168
825 Energy Transfer, LP, 7.600%
b,j
20,113
1,736 Nustar Logistics, LP, 11.994%
b
43,921
131 UGI Corporation, Convertible,
7.250% 8,701
Total 99,903

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock (1.2%) Value
Financials (0.8%)
1,750 Aegon Funding Corporation II,
5.100% $ 37,117
3,700 Allstate Corporation, 5.100%
j
81,400
1,000 American International Group, Inc.
5.850%
j
24,090
5,250 Bank of America Corporation,
4.250%
j
98,175
100 Bank of America Corporation,
Convertible, 7.250%
j
117,182
3,050 Capital One Financial Corporation,
5.000%
i,j
59,261
1,275 Equitable Holdings, Inc., 5.250%
j
25,487
70 First Horizon Bank, 6.061%
*,b,j
44,428
1,150 First Horizon Corporation, 6.500%
j
26,094
3,700 J.P. Morgan Chase & Company,
4.200%
j
71,373
4,050 J.P. Morgan Chase & Company,
4.750%
j
86,792
3,050 KeyCorp, 6.200%
b,j
58,194
1,774 KKR & Company, Inc.,
Convertible, 6.000% 117,261
2,450 Morgan Stanley, 4.250%
j
45,570
1,580 Morgan Stanley, 5.850%
b,j
37,146
2,200 Morgan Stanley, 7.125%
b,j
55,308
2,000 Public Storage, 3.950%
j
36,860
3,200 Public Storage, 4.125%
j
63,680
668 Public Storage, 4.625%
j
14,716
175 Public Storage, 4.700%
j
3,939
650 Regions Financial Corporation,
5.700%
b,j
13,293
425 Synovus Financial Corporation,
5.875%
b,j
8,776
2,050 Truist Financial Corporation,
4.750%
j
41,164
2,400 U.S. Bancorp, 4.000%
j
40,392
3,500 Wells Fargo & Company, 4.250%
j
59,710
116 Wells Fargo & Company,
Convertible, 7.500%
j
133,632
Total 1,401,040
Utilities (0.2%)
1,251 AES Corporation, Convertible,
6.875% 102,107
5,025 CMS Energy Corporation, 4.200%
j
91,103
1,777 NextEra Energy, Inc., Convertible,
6.926%
i
80,480
308 NiSource, Inc., Convertible,
7.750% 31,339
3,525 Southern Company, 4.950% 80,969
Total 385,998
Total Preferred Stock
(cost $2,560,338) 2,156,913
Shares Common Stock ( 0.2% ) Value
Communications Services (<0.1%)
306 Windstream Services, LLC
m
2,907
Total 2,907
Consumer Discretionary (0.1%)
1,210 Bloomin' Brands, Inc. 32,537
Shares Common Stock (0.2%) Value
Consumer Discretionary (0.1%) - continued
20 Booking Holdings, Inc.
m
$ 54,007
Total 86,544
Energy (<0.1%)
1,512 Permian Resources Corporation 16,571
204 Pioneer Natural Resources
Company 42,265
Total 58,836
Financials (<0.1%)
550 BlackRock TCP Capital
Corporation 6,000
511 Blackstone Mortgage Trust, Inc. 10,634
258 Encore Capital Group, Inc.
m
12,544
249 FS KKR Capital Corporation 4,776
485 Golub Capital BDC, Inc. 6,547
1,048 New York Community Bancorp,
Inc. 11,780
Total 52,281
Industrials (0.1%)
55 Chart Industries, Inc.
m
8,789
461 FTI Consulting, Inc.
m
87,682
78 Kaman Corporation 1,898
420 Uber Technologies, Inc.
m
18,131
Total 116,500
Information Technology (<0.1%)
99 InterDigital, Inc. 9,558
60 Microchip Technology, Inc. 5,375
178 Western Digital Corporation
m
6,752
Total 21,685
Real Estate (<0.1%)
199 Kite Realty Group Trust 4,446
Total 4,446
Utilities (<0.1%)
924 NiSource, Inc. 25,271
Total 25,271
Total Common Stock
(cost $327,040) 368,470
Shares or
Principal
Amount Short-Term Investments ( 2.8% ) Value
Federal Home Loan Bank Discount
Notes
100,000 4.990%, 7/26/2023
n,o
99,692
100,000 5.250%, 8/9/2023
n,o
99,500
Federal National Mortgage
Association Discount Notes
100,000 4.860%, 9/18/2023
n,o
98,950
Thrivent Core Short-Term Reserve
Fund
453,054 5.460% 4,530,538

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments (2.8%) Value
U.S. Treasury Bills
100,000 5.083%, 8/3/2023
n,p
$ 99,559
Total Short-Term Investments
(cost $4,924,502) 4,928,239
Total Investments (cost
$193,185,198) 102.1% $178,042,241
Other Assets and Liabilities, Net
(2.1%) (3,731,291)
Total Net Assets 100.0% $174,310,950
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
June 30, 2023. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2023, the value of these investments was $65,474,288 or 37.6% of
total net assets.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 30, 2023.
h All or a portion of the security is insured or guaranteed.
i All or a portion of the security is on loan.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
l Defaulted security.  Interest is not being accrued.
m Non-income producing security.
n The interest rate shown reflects the yield.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
p All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Opportunity Income Plus Portfolio as of June 30, 2023
was $46,444 or 0.03% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of June 30, 2023.
Security
Acquisition
Date Cost
Credit Suisse Group AG,
12/29/2049 8/24/2015 $ 58,420
First Horizon Bank, 6.061%,
3/5/2019 6/21/2017 53,690
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus
Portfolio as of June 30, 2023:
Securities Lending Transactions
Long-Term Fixed Income $ 1,865,410
Common Stock 577,458
Total lending $2,442,868
Gross amount payable upon return of
collateral for securities loaned $2,519,856
Net amounts due to counterparty $76,988
Definitions:
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 6M - ICE Libor USD Rate 6 Month
PRIME - Federal Reserve Prime Loan Rate
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 1 ,100,830
Gross unrealized depreciation (17,128,023)
Net unrealized appreciation (depreciation) $ (16,027,193)
Cost for federal income tax purposes $ 194,033,544

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2023, in valuing Opportunity Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 513,441 – 513,441 –
Capital Goods 1,549,521 – 1,549,521 –
Communications Services 2,052,371 – 2,052,371 –
Consumer Cyclical 2,694,855 – 2,694,855 –
Consumer Non-Cyclical 1,924,356 – 1,924,356 –
Energy 357,211 – 357,211 –
Financials 1,087,143 – 1,087,143 –
Technology 3,160,419 – 3,083,005 77,414
Transportation 873,315 – 873,315 –
Utilities 116,262 – 116,262 –
Long-Term Fixed Income
Asset-Backed Securities 17,987,326 – 17,987,326 –
Basic Materials 3,385,058 – 3,385,058 –
Capital Goods 7,426,196 – 7,426,196 –
Collateralized Mortgage Obligations 12,510,261 – 12,510,261 –
Commercial Mortgage-Backed Securities 1,569,787 – 1,569,787 –
Communications Services 7,977,599 – 7,977,599 –
Consumer Cyclical 11,810,653 – 11,810,653 –
Consumer Non-Cyclical 9,845,391 – 9,845,391 –
Energy 8,339,396 – 8,339,396 –
Financials 22,104,990 – 22,104,990 –
Foreign Government 62,070 – 62,070 –
Mortgage-Backed Securities 16,770,072 – 16,770,072 –
Technology 5,956,122 – 5,956,122 –
Transportation 2,639,657 – 2,639,657 –
U.S. Government & Agencies 3,120,339 – 3,120,339 –
Utilities 4,113,749 – 4,113,749 –
Preferred Stock
Communications Services 269,972 195,112 74,860 –
Energy 99,903 99,903 – –
Financials 1,401,040 1,356,612 44,428 –
Utilities 385,998 385,998 – –
Registered Investment Companies
U.S. Unaffiliated 2,015,154 1,991,287 – 23,867
Common Stock
Communications Services 2,907 – 2,907 –
Consumer Discretionary 86,544 86,544 – –
Energy 58,836 58,836 – –
Financials 52,281 52,281 – –
Industrials 116,500 116,500 – –
Information Technology 21,685 21,685 – –
Real Estate 4,446 4,446 – –
Utilities 25,271 25,271 – –
Short-Term Investments 397,701 – 397,701 –
Subtotal Investments in Securities $154,885,798 $4,394,475 $150,390,042 $ 101,281
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 16,106,049
Affiliated Short-Term Investments 4,530,538
Collateral Held for Securities Loaned 2,519,856
Subtotal Other Investments $23,156,443
Total Investments at Value $178,042,241
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
The following table is a summary of the inputs used, as of June 30, 2023, in valuing Opportunity Income Plus Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 66,330 66,330 – –
Total Asset Derivatives $66,330 $66,330 $– $–
Liability Derivatives
Futures Contracts 64,345 64,345 – –
Credit Default Swaps 37,875 – 37,875 –
Total Liability Derivatives $102,220 $64,345 $37,875 $–
The following table presents Opportunity Income Plus Portfolio's futures contracts held as of June 30, 2023. Investments and/or cash totaling
$298,142 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 2 September 2023 $ 228,818 ( $ 4,287)
CBOT 2-Yr. U.S. Treasury Note 15 September 2023 3,081,097 (30,940)
CME Ultra Long Term U.S. Treasury Bond 25 September 2023 3,374,096 31,372
Ultra 10-Yr. U.S. Treasury Note 20 September 2023 2,397,868 (29,118)
Total Futures Long Contracts $ 9,081,879 ( $ 32,973)
CBOT 5-Yr. U.S. Treasury Note (16) September 2023 ( $ 1,748,458) $ 34,958
Total Futures Short Contracts ( $ 1,748,458) $34,958
Total Futures Contracts $ 7,333,421 $1,985
The following table presents Opportunity Income Plus Portfolio's swaps contracts held as of June 30, 2023. Investments totaling $99,559 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 40, 5 Year, at 5.00%, Quarterly Buy 6/20/2028 $ 1,465,000 $ – ( $ 37,875) ( $ 37,875)
Total Credit Default Swaps $– ($37,875) ($37,875)
1 As the buyer of protection, Opportunity Income Plus Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Opportunity Income Plus Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Opportunity Income Plus Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2023, for Opportunity Income Plus
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 66,330
Total Interest Rate Contracts 66,330
Total Asset Derivatives $66,330
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 64,345
Total Interest Rate Contracts 64,345
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 37,875
Total Credit Contracts 37,875
Total Liability Derivatives $102,220
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2023, for
Opportunity Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 12,008
Futures Net realized gains/(losses) on Futures contracts (88,194)
Total Interest Rate Contracts
(76,186)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (147,571)
Total Credit Contracts
(147,571)
Total ($223,757)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2023, for Opportunity Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts (6,818)
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (11,775)
Total Interest Rate Contracts (18,593)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 94,128
Total Credit Contracts 94,128
Total $75,535
The following table presents Opportunity Income Plus Portfolio's average volume of derivative activity during the period ended June 30, 2023.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $6,110,158
Futures - Short (4,310,303)
Options Written (679,049)
Credit Contracts
Credit Default Swaps - Buy Protection (32,366)

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Opportunity Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
6/30/2023
Shares Held at
6/30/2023
% of Net
Assets
6/30/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $21,761 $503 $6,550 $16,106 2,100 9.2%
Total U.S. Affiliated Registered Investment
Companies 21,761 16,106 9.2
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% 14,386 33,527 43,382 4,531 453 2.6
Total Affiliated Short-Term Investments 14,386 4,531 2.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,347 15,970 14,797 2,520 2,520 1.5
Total Collateral Held for Securities Loaned 1,347 2,520 1.5
Total Value $37,494 $23,157
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 6/30/2023
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($1,704) $2,096 $ – $503
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% 1 (1) – 177
Total Income/Non Income Cash from Affiliated
Investments $680
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 19
Total Affiliated Income from Securities Loaned, Net $19
Total Value ($1,703) $2,095 $ –

Real Estate Securities Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.6% ) Value
Data Center REITs (7.2%)
27,607 Digital Realty Trust, Inc. $ 3,143,609
10,533 Equinix, Inc. 8,257,240
Total 11,400,849
Diversified REITs (2.3%)
88,724 Broadstone Net Lease, Inc. 1,369,899
53,947 Essential Properties Realty Trust,
Inc. 1,269,912
14,675 WP Carey, Inc. 991,443
Total 3,631,254
Health Care REITs (8.0%)
55,162 CareTrust REIT, Inc. 1,095,517
54,529 Global Medical REIT, Inc. 497,850
24,503 Healthpeak Properties, Inc. 492,510
28,393 National Health Investors, Inc. 1,488,361
75,170 Ventas, Inc. 3,553,286
69,421 Welltower, Inc. 5,615,465
Total 12,742,989
Hotel & Resort REITs (4.4%)
152,596 DiamondRock Hospitality
Company 1,222,294
96,983 Hersha Hospitality Trust 590,626
28,041 Host Hotels & Resorts, Inc. 471,930
72,200 Park Hotels & Resorts, Inc. 925,604
78,038 Pebblebrook Hotel Trust 1,087,850
29,686 RLJ Lodging Trust 304,875
86,485 Service Properties Trust 751,555
96,505 Sunstone Hotel Investors, Inc. 976,631
54,156 Xenia Hotels & Resorts, Inc. 666,660
Total 6,998,025
Industrial REITs (13.7%)
12,394 EastGroup Properties, Inc. 2,151,598
1,784 Innovative Industrial Properties,
Inc. 130,250
178,480 LXP Industrial Trust 1,740,180
112,684 Prologis, Inc. 13,818,439
3,114 Rexford Industrial Realty, Inc. 162,613
47,662 STAG Industrial, Inc. 1,710,112
35,407 Terreno Realty Corporation 2,127,961
Total 21,841,153
Multi-Family Residential REITs (13.2%)
40,102 Apartment Income REIT
Corporation 1,447,281
26,686 AvalonBay Communities, Inc. 5,050,859
3,475 Camden Property Trust 378,323
62,892 Equity Residential 4,148,985
13,950 Essex Property Trust, Inc. 3,268,485
23,405 Mid-America Apartment
Communities, Inc. 3,554,284
71,105 UDR, Inc. 3,054,671
Total 20,902,888
Office REITs (2.5%)
31,066 Alexandria Real Estate Equities,
Inc. 3,525,680
4,154 Boston Properties, Inc. 239,229
Shares Common Stock (98.6%) Value
Office REITs (2.5%) - continued
4,898 Kilroy Realty Corporation $ 147,381
Total 3,912,290
Other Specialized REITs (7.8%)
40,066 EPR Properties 1,875,089
52,420 Four Corners Property Trust, Inc. 1,331,468
62,529 Gaming and Leisure Properties,
Inc. 3,030,155
61,439 Gladstone Land Corporation 999,613
39,264 Iron Mountain, Inc. 2,230,980
947 Lamar Advertising Company 93,990
73,866 Uniti Group, Inc. 341,261
80,128 VICI Properties, Inc. 2,518,423
Total 12,420,979
Retail REITs (11.6%)
36,442 Agree Realty Corporation 2,382,942
33,373 Getty Realty Corporation 1,128,675
27,897 Kimco Realty Corporation 550,129
62,629 Kite Realty Group Trust 1,399,132
56,417 NetSTREIT Corporation 1,008,172
105,080 Realty Income Corporation 6,282,733
6,743 Regency Centers Corporation 416,515
33,911 Simon Property Group, Inc. 3,916,042
107,432 SITE Centers Corporation 1,420,251
Total 18,504,591
Self-Storage REITs (9.4%)
55,564 CubeSmart 2,481,488
24,858 Extra Space Storage, Inc. 3,700,113
11,016 Life Storage, Inc. 1,464,688
24,801 Public Storage, Inc. 7,238,916
Total 14,885,205
Single-Family Residential REITs (4.0%)
3,873 American Homes 4 Rent 137,298
4,270 Equity Lifestyle Properties, Inc. 285,620
114,330 Invitation Homes, Inc. 3,932,952
15,255 Sun Communities, Inc. 1,990,167
Total 6,346,037
Telecom Tower REITs (12.8%)
55,086 American Tower Corporation 10,683,379
46,737 Crown Castle, Inc. 5,325,214
18,869 SBA Communications Corporation 4,373,079
Total 20,381,672
Timber REITs (1.7%)
82,272 Weyerhaeuser Company 2,756,935
Total 2,756,935
Total Common Stock
(cost $118,032,276) 156,724,867
Shares or
Principal
Amount Short-Term Investments ( 1.1% ) Value
Federal National Mortgage
Association Discount Notes
100,000 4.860%, 9/18/2023
a,b
98,950

Real Estate Securities Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments (1.1%) Value
Thrivent Core Short-Term Reserve
Fund
162,538 5.460% $ 1,625,377
Total Short-Term Investments
(cost $1,724,310) 1,724,327
Total Investments (cost
$119,756,586) 99.7% $158,449,194
Other Assets and Liabilities, Net
0.3% 536,920
Total Net Assets 100.0% $158,986,114
a The interest rate shown reflects the yield.
b All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 39,350,157
Gross unrealized depreciation (1,560,257)
Net unrealized appreciation (depreciation) $ 37,789,900
Cost for federal income tax purposes $ 120,696,805
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2023, in valuing Real Estate Securities Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Data Center REITs 11,400,849 11,400,849 – –
Diversified REITs 3,631,254 3,631,254 – –
Health Care REITs 12,742,989 12,742,989 – –
Hotel & Resort REITs 6,998,025 6,998,025 – –
Industrial REITs 21,841,153 21,841,153 – –
Multi-Family Residential REITs 20,902,888 20,902,888 – –
Office REITs 3,912,290 3,912,290 – –
Other Specialized REITs 12,420,979 12,420,979 – –
Retail REITs 18,504,591 18,504,591 – –
Self-Storage REITs 14,885,205 14,885,205 – –
Single-Family Residential REITs 6,346,037 6,346,037 – –
Telecom Tower REITs 20,381,672 20,381,672 – –
Timber REITs 2,756,935 2,756,935 – –
Short-Term Investments 98,950 – 98,950 –
Subtotal Investments in Securities $156,823,817 $156,724,867 $98,950 $–
Other Investments  * Total
Affiliated Short-Term Investments 1,625,377
Subtotal Other Investments $1,625,377
Total Investments at Value $158,449,194
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of June 30, 2023, in valuing Real Estate Securities Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 37,511 37,511 – –
Total Asset Derivatives $37,511 $37,511 $– $–

Real Estate Securities Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
The following table presents Real Estate Securities Portfolio's futures contracts held as of June 30, 2023. Investments and/or cash totaling $98,950 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME Micro E-mini S&P 500 Index 52 September 2023 $ 1,129,434 $ 37,511
Total Futures Long Contracts $ 1,129,434 $ 37,511
Total Futures Contracts $ 1,129,434 $37,511
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2023, for Real Estate Securities
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 37,511
Total Equity Contracts 37,511
Total Asset Derivatives $37,511
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2023, for Real
Estate Securities Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 37,183
Total Equity Contracts
37,183
Total $37,183
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2023, for Real Estate Securities Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 37,511
Total Equity Contracts 37,511
Total $37,511
The following table presents Real Estate Securities Portfolio's average volume of derivative activity during the period ended June 30, 2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $964,881

Real Estate Securities Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Real Estate Securities
Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
6/30/2023
Shares Held at
6/30/2023
% of Net
Assets
6/30/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% $418 $9,923 $8,716 $1,625 163 1.0%
Total Affiliated Short-Term Investments 418 1,625 1.0
Total Value $418 $1,625
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 6/30/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% $– $– $ – $27
Total Income/Non Income Cash from Affiliated
Investments $27
Total Value $– $– $ –

Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 96 .7% ) Value
Communications Services (1.9%)
102,141 QuinStreet, Inc.
a
$ 901,905
16,694 Ziff Davis, Inc.
a
1,169,582
Total 2,071,487
Consumer Discretionary (11.5%)
14,351 Boot Barn Holdings, Inc.
a
1,215,386
112,319 Clarus Corporation 1,026,596
40,439 Cooper-Standard Holdings, Inc.
a
576,660
116,085 Everi Holdings, Inc.
a
1,678,589
7,443 Five Below, Inc.
a
1,462,847
18,539 Papa John's International, Inc. 1,368,734
19,149 Planet Fitness, Inc.
a
1,291,409
26,310 Skyline Champion Corporation
a
1,721,989
57,368 Stoneridge, Inc.
a
1,081,387
74,058 ThredUp, Inc.
a
180,701
5,741 Wingstop, Inc. 1,149,119
Total 12,753,417
Consumer Staples (7.7%)
15,258 Celsius Holdings, Inc.
a
2,276,341
25,599 e.l.f. Beauty, Inc.
a
2,924,174
6,858 J & J Snack Foods Corporation 1,086,033
5,741 Lancaster Colony Corporation 1,154,458
44,947 Turning Point Brands, Inc. 1,079,177
Total 8,520,183
Energy (2.6%)
19,181 Matador Resources Company 1,003,550
116,948 TechnipFMC plc
a
1,943,676
Total 2,947,226
Financials (9.2%)
47,813 Columbia Banking System, Inc. 969,648
15,639 Hamilton Lane, Inc. 1,250,807
17,811 Houlihan Lokey, Inc. 1,750,999
5,813 Kinsale Capital Group, Inc. 2,175,225
12,896 RLI Corporation 1,759,917
30,256 Triumph Financial, Inc.
a
1,837,144
13,539 Western Alliance Bancorp 493,767
Total 10,237,507
Health Care (20.2%)
72,128 Agiliti, Inc.
a
1,190,112
2,747 Argenx SE ADR
a
1,070,588
4,709 Ascendis Pharma AS ADR
a
420,278
14,563 Axonics, Inc.
a
734,995
25,327 BioLife Solutions, Inc.
a
559,727
31,656 Enovis Corporation
a
2,029,783
32,136 Halozyme Therapeutics, Inc.
a
1,159,146
8,811 Immunocore Holdings plc ADR
a
528,308
9,343 Inspire Medical Systems, Inc.
a
3,033,112
19,566 Lantheus Holdings, Inc.
a
1,641,979
80,150 Maravai LifeSciences Holdings,
Inc.
a
996,264
13,916 Natera, Inc.
a
677,153
35,602 Phreesia, Inc.
a
1,104,018
55,886 POINT Biopharma Global, Inc.
a
506,327
52,495 Progyny, Inc.
a
2,065,153
8,248 Repligen Corporation
a
1,166,762
25,346 Revance Therapeutics, Inc.
a
641,507
2,097 Sarepta Therapeutics, Inc.
a
240,148
52,909 scPharmaceuticals, Inc.
a,b
539,143
32,007 Silk Road Medical, Inc.
a
1,039,907
Shares Common Stock (96.7%) Value
Health Care (20.2%) - continued
13,815 Travere Therapeutics, Inc.
a
$ 212,198
20,377 Vericel Corporation
a
765,564
25,249 Vor BioPharma, Inc.
a
78,019
Total 22,400,191
Industrials (16.3%)
22,560 ASGN, Inc.
a
1,706,213
45,598 Badger Infrastructure Solutions,
Ltd. 925,900
10,838 Chart Industries, Inc.
a
1,731,804
50,747 Driven Brands Holdings, Inc.
a
1,373,214
123,264 First Advantage Corporation
a
1,899,498
13,117 Forward Air Corporation 1,391,845
17,138 Helios Technologies, Inc. 1,132,650
12,360 Lincoln Electric Holdings, Inc. 2,455,067
11,375 Middleby Corporation
a
1,681,566
18,883 RB Global, Inc. 1,132,980
4,270 Saia, Inc.
a
1,462,091
24,011 WillScot Mobile Mini Holdings
Corporation
a
1,147,486
Total 18,040,314
Information Technology (20.8%)
39,118 Calix, Inc.
a
1,952,379
26,230 Cognex Corporation 1,469,405
21,057 Descartes Systems Group, Inc.
a
1,686,876
19,163 Five9, Inc.
a
1,579,989
94,234 Grid Dynamics Holdings, Inc.
a
871,665
21,255 Guidewire Software, Inc.
a
1,617,080
54,740 Hackett Group, Inc. 1,223,439
30,480 Lattice Semiconductor
Corporation
a
2,928,214
1,041 Monolithic Power Systems, Inc. 562,379
15,622 Nova, Ltd.
a,b
1,832,461
5,896 SiTime Corporation
a
695,551
48,302 Sprout Social, Inc.
a
2,229,620
103,071 TTM Technologies, Inc.
a
1,432,687
29,986 Workiva, Inc.
a
3,048,377
Total 23,130,122
Materials (3.3%)
27,048 Compass Minerals International,
Inc. 919,632
189,809 Ranpak Holdings Corporation
a
857,937
30,528 Summit Materials, Inc.
a
1,155,485
60,843 Tronox Holdings plc 773,314
Total 3,706,368
Real Estate (2.6%)
24,196 Agree Realty Corporation 1,582,177
8,336 FirstService Corporation 1,284,494
Total 2,866,671
Utilities (0.6%)
11,177 Black Hills Corporation 673,526
Total 673,526
Total Common Stock
(cost $91,877,793) 107,347,012

Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies ( 1 .8% ) Value
U.S. Unaffiliated  (1.8%)
3,476 iShares Russell 2000 Growth Index
Fund $ 843,486
13,167 SPDR S&P Biotech ETF 1,095,495
Total 1,938,981
Total Registered Investment
Companies (cost $1,896,673) 1,938,981
Shares
Collateral Held for Securities
Loaned ( 0 .9% ) Value
1,013,700 Thrivent Cash Management Trust 1,013,700
Total Collateral Held for
Securities Loaned
(cost $1,013,700) 1,013,700
Shares Short-Term Investments ( 1 .9% ) Value
Thrivent Core Short-Term Reserve
Fund
212,496 5.460% 2,124,955
Total Short-Term Investments
(cost $2,124,955) 2,124,955
Total Investments (cost
$96,913,121) 101.3% $ 112,424,648
Other Assets and Liabilities, Net
(1.3%) (1,453,314)
Total Net Assets 100.0% $ 110,971,334
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Growth
Portfolio as of June 30, 2023:
Securities Lending Transactions
Common Stock $ 1,025,620
Total lending $1,025,620
Gross amount payable upon return of
collateral for securities loaned $1,013,700
Net amounts due to counterparty $(11,920)
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 22,954,696
Gross unrealized depreciation (7,944,042)
Net unrealized appreciation (depreciation) $ 15,010,654
Cost for federal income tax purposes $ 97,413,994

Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2023, in valuing Small Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 2,071,487 2,071,487 – –
Consumer Discretionary 12,753,417 12,753,417 – –
Consumer Staples 8,520,183 8,520,183 – –
Energy 2,947,226 2,947,226 – –
Financials 10,237,507 10,237,507 – –
Health Care 22,400,191 22,400,191 – –
Industrials 18,040,314 17,114,414 925,900 –
Information Technology 23,130,122 23,130,122 – –
Materials 3,706,368 3,706,368 – –
Real Estate 2,866,671 2,866,671 – –
Utilities 673,526 673,526 – –
Registered Investment Companies
U.S. Unaffiliated 1,938,981 1,938,981 – –
Subtotal Investments in Securities $ 109,285,993 $ 108,360,093 $ 925,900 $ –
Other Investments  * Total
Affiliated Short-Term Investments 2,124,955
Collateral Held for Securities Loaned 1,013,700
Subtotal Other Investments $ 3,138,655
Total Investments at Value $ 112,424,648
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
6/30/2023
Shares Held at
6/30/2023
% of Net
Assets
6/30/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% $ 3,189 $ 18,222 $ 19,286 $ 2,125 212 1.9%
Total Affiliated Short-Term Investments 3,189 2,125 1.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,088 14,487 14,561 1,014 1,014 0.9
Total Collateral Held for Securities Loaned 1,088 1,014 0.9
Total Value $ 4,277 $ 3,139
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 6/30/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% $– $– $ – $ 70
Total Income/Non Income Cash from Affiliated
Investments $ 70
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 7
Total Affiliated Income from Securities Loaned, Net $ 7
Total Value $– $– $ –

Small Cap Index Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97.9% ) Value
Communications Services (2.5%)
27,262 AMC Networks, Inc.
a
$ 325,781
10,238 ATN International, Inc. 374,711
85,471 Cargurus, Inc.
a
1,934,209
59,360 Cars.com, Inc.
a
1,176,515
103,512 Cinemark Holdings, Inc.
a
1,707,948
41,130 Cogent Communications Holdings 2,767,638
71,417 Consolidated Communications
Holdings, Inc.
a
273,527
242,016 DISH Network Corporation
a
1,594,885
56,083 E.W. Scripps Company
a
513,159
62,735 Gogo, Inc.
a
1,067,122
40,857 John Wiley and Sons, Inc. 1,390,364
883,906 Lumen Technologies, Inc. 1,997,628
23,528 Marcus Corporation 348,920
48,665 QuinStreet, Inc.
a
429,712
27,928 Scholastic Corporation 1,086,120
48,068 Shenandoah Telecommunications
Company 933,961
23,107 Shutterstock, Inc. 1,124,618
24,706 TechTarget, Inc.
a
769,098
94,537 Telephone and Data Systems, Inc. 778,040
29,649 Thryv Holdings, Inc.
a
729,365
65,852 Yelp, Inc.
a
2,397,671
Total 23,720,992
Consumer Discretionary (13.3%)
29,568 Aaron's Company, Inc. 418,092
47,884 Abercrombie & Fitch Company
a
1,804,269
73,748 Academy Sports and Outdoors,
Inc. 3,986,079
41,718 Adtalem Global Education, Inc.
a
1,432,596
111,945 American Axle & Manufacturing
Holdings, Inc.
a
925,785
175,569 American Eagle Outfitters, Inc. 2,071,714
5,545 America's Car-Mart, Inc.
a
553,280
20,600 Asbury Automotive Group, Inc.
a
4,952,652
22,520 BJ's Restaurants, Inc.
a
716,136
83,508 Bloomin' Brands, Inc. 2,245,530
28,522 Boot Barn Holdings, Inc.
a
2,415,528
42,376 Brinker International, Inc.
a
1,550,962
28,478 Buckle, Inc. 985,339
34,724 Caleres, Inc. 830,945
7,735 Cavco Industries, Inc.
a
2,281,825
27,267 Century Communities, Inc. 2,089,198
45,685 Cheesecake Factory, Inc. 1,579,787
118,084 Chico's FAS, Inc.
a
631,749
17,335 Chuy's Holdings, Inc.
a
707,615
21,190 Cracker Barrel Old Country Store,
Inc. 1,974,484
122,883 Dana, Inc. 2,089,011
38,309 Dave & Buster's Entertainment,
Inc.
a
1,707,049
49,618 Designer Brands, Inc.
b
501,142
14,985 Dine Brands Global, Inc. 869,580
27,093 Dorman Products, Inc.
a
2,135,741
18,265 El Pollo Loco Holdings, Inc. 160,184
21,831 Ethan Allen Interiors, Inc. 617,381
78,181 Frontdoor, Inc.
a
2,493,974
31,691 Gentherm, Inc.
a
1,790,858
39,252 G-III Apparel Group, Ltd.
a
756,386
21,241 Golden Entertainment, Inc.
a
887,874
25,685 Green Brick Partners, Inc.
a
1,458,908
13,529 Group 1 Automotive, Inc. 3,491,835
28,636 Guess ?, Inc.
b
556,970
334,370 Hanesbrands, Inc. 1,518,040
Shares Common Stock (97.9%) Value
Consumer Discretionary (13.3%) - continued
12,755 Haverty Furniture Companies, Inc. $ 385,456
12,194 Hibbet, Inc. 442,520
22,282 Installed Building Products, Inc. 3,123,045
26,049 iRobot Corporation
a
1,178,717
19,707 Jack in the Box, Inc. 1,922,024
47,746 Kontoor Brands, Inc. 2,010,107
41,269 La-Z-Boy, Inc. 1,181,944
24,201 LCI Industries 3,058,038
142,454 Leslie's, Inc.
a
1,337,643
19,811 LGI Homes, Inc.
a
2,672,306
55,957 M.D.C. Holdings, Inc. 2,617,109
26,622 M/I Homes, Inc.
a
2,321,172
20,907 MarineMax, Inc.
a
714,183
35,170 Meritage Homes Corporation 5,003,636
76,736 Mister Car Wash, Inc.
a,b
740,502
12,814 Monarch Casino & Resort, Inc. 902,746
30,034 Monro, Inc. 1,220,281
14,939 Movado Group, Inc. 400,813
74,700 National Vision Holdings, Inc.
a
1,814,463
32,491 ODP Corporation
a
1,521,229
14,190 Oxford Industries, Inc. 1,396,580
20,286 Patrick Industries, Inc. 1,622,880
64,551 Perdoceo Education Corporation
a
792,041
317,653 Sabre Corporation
a
1,013,313
102,890 Sally Beauty Holdings, Inc.
a
1,270,692
35,811 Shake Shack, Inc.
a
2,783,231
16,213 Shoe Carnival, Inc. 380,681
43,166 Signet Jewelers, Ltd. 2,817,013
70,908 Six Flags Entertainment
Corporation
a
1,842,190
21,222 Sleep Number Corporation
a
578,936
15,215 Sonic Automotive, Inc. 725,299
122,757 Sonos, Inc.
a
2,004,622
18,036 Standard Motor Products, Inc. 676,711
68,350 Steven Madden, Ltd. 2,234,362
21,407 Strategic Education, Inc. 1,452,251
39,113 Stride, Inc.
a
1,456,177
16,940 Sturm, Ruger & Company, Inc. 897,142
95,757 Tri Pointe Homes, Inc.
a
3,146,575
48,156 Upbound Group, Inc. 1,499,096
57,571 Urban Outfitters, Inc.
a
1,907,327
74,927 Victoria's Secret & Company
a
1,305,978
54,610 Vista Outdoor, Inc.
a
1,511,059
29,231 Winnebago Industries, Inc. 1,949,415
75,988 Wolverine World Wide, Inc. 1,116,264
18,758 XPEL, Inc.
a
1,579,799
Total 127,716,066
Consumer Staples (4.9%)
30,106 Andersons, Inc. 1,389,392
69,079 B&G Foods, Inc. 961,580
16,973 Calavo Growers, Inc. 492,556
36,352 Cal-Maine Foods, Inc. 1,635,840
9,232 Central Garden & Pet Company
a
357,925
39,482 Central Garden & Pet Company,
Class A
a
1,439,514
33,666 Chefs' Warehouse, Inc.
a
1,203,896
48,434 e.l.f. Beauty, Inc.
a
5,532,616
48,954 Edgewell Personal Care Company 2,022,290
29,388 Fresh Del Monte Produce, Inc. 755,565
85,565 Hain Celestial Group, Inc.
a
1,070,418
127,088 Hostess Brands, Inc.
a
3,217,868
17,150 Inter Parfums, Inc. 2,319,195
14,365 J & J Snack Foods Corporation 2,274,841
8,569 John B. Sanfilippo & Son, Inc. 1,004,887

Small Cap Index Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.9%) Value
Consumer Staples (4.9%) - continued
10,415 Medifast, Inc. $ 959,846
14,739 MGP Ingredients, Inc. 1,566,461
22,326 National Beverage Corporation
a
1,079,462
47,741 Nu Skin Enterprises, Inc. 1,585,001
24,022 PriceSmart, Inc. 1,779,069
5,070 Seneca Foods Corporation
a
165,688
80,917 Simply Good Foods Company
a
2,960,753
33,597 SpartanNash Company 756,268
17,203 Tootsie Roll Industries, Inc.
b
609,158
48,484 TreeHouse Foods, Inc.
a
2,442,624
56,822 United Natural Foods, Inc.
a
1,110,870
23,490 Universal Corporation 1,173,091
10,707 USANA Health Sciences, Inc.
a
674,969
126,830 Vector Group, Ltd. 1,624,692
12,984 WD-40 Company 2,449,432
Total 46,615,767
Energy (4.5%)
128,913 Archrock, Inc. 1,321,358
22,506 Bristow Group, Inc.
a
646,597
67,489 California Resources Corporation 3,056,577
49,125 Callon Petroleum Company
a
1,722,814
46,938 Civitas Resources, Inc. 3,256,089
87,606 Comstock Resources, Inc.
b
1,016,230
30,501 CONSOL Energy, Inc. 2,068,273
44,640 Core Laboratories, Inc.
b
1,037,880
27,890 CVR Energy, Inc. 835,584
30,495 Dorian LPG, Ltd. 782,197
32,691 Dril-Quip, Inc.
a
760,720
56,932 Green Plains, Inc.
a
1,835,488
136,234 Helix Energy Solutions Group, Inc.
a
1,005,407
98,136 Helmerich & Payne, Inc. 3,478,921
8,669 Nabors Industries, Ltd.
a
806,477
143,324 NexTier Oilfield Solutions, Inc.
a
1,281,317
77,460 Northern Oil and Gas, Inc. 2,658,427
96,399 Oceaneering International, Inc.
a
1,802,661
61,468 Oil States International, Inc.
a
459,166
53,720 Par Pacific Holdings, Inc.
a
1,429,489
199,215 Patterson-UTI Energy, Inc. 2,384,603
92,596 ProPetro Holding Corporation
a
762,991
14,639 REX American Resources
Corporation
a
509,584
79,384 RPC, Inc. 567,596
115,291 SM Energy Company 3,646,654
103,295 Talos Energy, Inc.
a
1,432,702
73,722 U.S. Silica Holdings, Inc.
a
894,248
17,790 Vital Energy, Inc.
a,b
803,218
59,434 World Kinect Corporation 1,229,095
Total 43,492,363
Financials (15.8%)
43,356 Ambac Financial Group, Inc.
a
617,389
60,394 American Equity Investment Life
Holding Company 3,147,131
62,383 Ameris Bancorp 2,134,122
18,321 AMERISAFE, Inc. 976,876
124,396 Apollo Commercial Real Estate
Finance, Inc. 1,408,163
173,240 Arbor Realty Trust, Inc. 2,567,417
187,033 ARMOUR Residential REIT, Inc. 996,886
65,486 Artisan Partners Asset
Management, Inc. 2,574,255
56,731 Assured Guaranty, Ltd. 3,165,590
Shares Common Stock (97.9%) Value
Financials (15.8%) - continued
71,742 Atlantic Union Bankshares
Corporation $ 1,861,705
36,914 Avantax, Inc.
a
826,135
50,329 Axos Financial, Inc.
a
1,984,976
15,073 B. Riley Financial, Inc.
b
693,057
51,240 Banc of California, Inc. 593,359
16,681 BancFirst Corporation 1,534,652
52,319 Bancorp, Inc.
a
1,708,215
37,929 Bank of Hawaii Corporation
b
1,563,813
71,180 BankUnited, Inc. 1,533,929
32,846 Banner Corporation 1,434,385
42,357 Berkshire Hills Bancorp, Inc. 878,061
47,946 Bread Financial Holdings, Inc. 1,505,025
30,939 BrightSphere Investment Group 648,172
83,971 Brookline Bancorp, Inc. 733,907
121,136 Capitol Federal Financial, Inc. 747,409
25,835 Central Pacific Financial
Corporation 405,868
14,416 City Holding Company 1,297,296
51,399 Community Bank System, Inc. 2,409,585
28,101 Customers Bancorp, Inc.
a
850,336
125,254 CVB Financial Corporation 1,663,373
31,186 Dime Community Bancshares, Inc. 549,809
24,210 Donnelley Financial Solutions, Inc.
a
1,102,281
29,384 Eagle Bancorp, Inc. 621,765
61,037 Ellington Financial, Inc.
b
842,311
25,711 Employers Holdings, Inc. 961,848
22,464 Encore Capital Group, Inc.
a
1,092,200
29,860 Enova International, Inc.
a
1,586,163
62,255 EVERTEC, Inc. 2,292,852
50,173 EZCORP, Inc.
a,b
420,450
33,564 FB Financial Corporation 941,470
171,991 First Bancorp/Puerto Rico 2,101,730
39,214 First Bancorp/Southern Pines, NC 1,166,616
98,429 First Commonwealth Financial
Corporation 1,245,127
91,028 First Financial Bancorp 1,860,612
122,063 First Hawaiian, Inc. 2,198,355
78,712 Franklin BSP Realty Trust, Inc. 1,114,562
158,312 Fulton Financial Corporation 1,887,079
457,226 Genworth Financial, Inc.
a
2,286,130
44,307 Green Dot Corporation
a
830,313
29,221 Hanmi Financial Corporation 436,269
6,497 HCI Group, Inc. 401,385
33,541 Heritage Financial Corporation 542,358
44,165 Hilltop Holdings, Inc. 1,389,431
114,723 Hope Bancorp, Inc. 965,968
39,073 Horace Mann Educators
Corporation 1,158,905
42,211 Independent Bank Corporation/MA 1,878,812
33,962 Independent Bank Group, Inc. 1,172,708
39,841 Invesco Mortgage Capital, Inc. 456,976
35,987 James River Group Holdings, Ltd. 657,123
55,523 KKR Real Estate Finance Trust,
Inc. 675,715
24,328 Lakeland Financial Corporation 1,180,395
25,425 Mercury General Corporation 769,615
63,679 Moelis & Co 2,887,206
65,101 Mr. Cooper Group, Inc.
a
3,296,715
36,075 National Bank Holdings
Corporation 1,047,618
94,364 Navient Corporation 1,753,283
41,043 NBT Bancorp, Inc. 1,307,220
87,225 New York Mortgage Trust, Inc. 865,272
79,668 NMI Holdings, Inc.
a
2,057,028

Small Cap Index Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.9%) Value
Financials (15.8%) - continued
39,171 Northfield Bancorp, Inc. $ 430,098
121,552 Northwest Bancshares, Inc. 1,288,451
45,467 OFG Bancorp 1,185,779
91,645 Pacific Premier Bancorp, Inc. 1,895,219
112,918 PacWest Bancorp
b
920,282
23,780 Palomar Holdings, Inc.
a
1,380,191
13,774 Park National Corporation 1,409,356
25,746 Pathward Financial, Inc. 1,193,585
196,144 Payoneer Global, Inc.
a
943,453
83,759 PennyMac Mortgage Investment
Trust 1,129,071
14,116 Piper Sandler Companies 1,824,634
37,471 PRA Group, Inc.
a
856,212
12,636 Preferred Bank/Los Angeles, CA 694,854
51,685 ProAssurance Corporation 779,927
44,717 PROG Holdings, Inc.
a
1,436,310
72,202 Provident Financial Services, Inc. 1,179,781
149,572 Radian Group, Inc. 3,781,180
154,383 Ready Capital Corporation 1,741,440
109,083 Redwood Trust, Inc. 694,859
53,660 Renasant Corporation 1,402,136
37,277 S&T Bancorp, Inc. 1,013,562
14,221 Safety Insurance Group, Inc. 1,019,930
80,130 Seacoast Banking Corporation of
Florida 1,770,873
46,735 ServisFirst Bancshares, Inc. 1,912,396
121,805 Simmons First National
Corporation 2,101,136
82,045 SiriusPoint, Ltd.
a
740,866
28,105 Southside Bancshares, Inc.
b
735,227
43,342 Stellar Bancorp, Inc. 992,098
26,063 Stewart Information Services
Corporation 1,072,232
16,868 StoneX Group, Inc.
a
1,401,393
12,084 Tompkins Financial Corporation 673,079
21,016 Triumph Financial, Inc.
a
1,276,091
33,916 Trupanion, Inc.
a,b
667,467
18,199 TrustCo Bank Corporation NY 520,673
58,420 Trustmark Corporation 1,233,830
92,473 Two Harbors Investment
Corporation 1,283,525
110,161 United Community Banks, Inc. 2,752,923
20,763 United Fire Group, Inc. 470,490
26,208 Universal Insurance Holdings, Inc. 404,389
51,895 Veritex Holdings, Inc. 930,477
6,554 Virtus Investment Partners, Inc. 1,294,218
29,661 Walker & Dunlop, Inc. 2,345,888
62,939 Washington Federal, Inc. 1,669,142
25,492 Westamerica Bancorporation 976,344
108,520 WisdomTree, Inc. 744,447
3,200 World Acceptance Corporation
a
428,832
58,784 WSFS Financial Corporation 2,217,332
Total 151,278,440
Health Care (10.6%)
73,161 AdaptHealth Corporation
a
890,369
15,501 Addus HomeCare Corporation
a
1,436,943
32,157 Agiliti, Inc.
a
530,590
37,926 AMN Healthcare Services, Inc.
a
4,138,485
36,021 Amphastar Pharmaceuticals, Inc.
a
2,070,127
37,534 AngioDynamics, Inc.
a
391,480
13,320 ANI Pharmaceuticals, Inc.
a
717,016
14,117 Anika Therapeutics, Inc.
a
366,760
38,536 Apollo Medical Holdings, Inc.
a
1,217,738
50,353 Arcus Biosciences, Inc.
a
1,022,669
Shares Common Stock (97.9%) Value
Health Care (10.6%) - continued
39,102 Artivion, Inc.
a
$ 672,163
44,643 Avanos Medical, Inc.
a
1,141,075
59,834 Avid Bioservices, Inc.
a
835,881
33,257 BioLife Solutions, Inc.
a
734,980
93,270 Catalyst Pharmaceuticals, Inc.
a
1,253,549
100,914 Certara, Inc.
a
1,837,644
63,960 Coherus Biosciences, Inc.
a
273,109
33,095 Collegium Pharmaceutical, Inc.
a
711,212
121,655 Community Health Systems, Inc.
a
535,282
13,579 Computer Programs and Systems,
Inc.
a
335,265
29,249 CONMED Corporation 3,974,647
86,483 Corcept Therapeutics, Inc.
a
1,924,247
8,700 CorVel Corporation
a
1,683,450
32,656 Cross Country Healthcare, Inc.
a
916,980
76,572 Cytek Biosciences, Inc.
a
653,925
91,493 Cytokinetics, Inc.
a
2,984,502
114,312 Dynavax Technologies
Corporation
a
1,476,911
54,809 Embecta Corporation 1,183,874
42,951 Emergent Biosolutions, Inc.
a
315,690
18,933 Enanta Pharmaceuticals, Inc.
a
405,166
47,927 Enhabit, Inc.
a
551,160
53,557 Ensign Group, Inc. 5,112,551
19,037 Fulgent Genetics, Inc.
a
704,940
46,118 Glaukos Corporation
a
3,284,063
28,677 Harmony Biosciences Holdings,
Inc.
a
1,009,144
23,188 HealthStream, Inc. 569,497
56,397 Innoviva, Inc.
a
717,934
31,833 Integer Holdings Corporation
a
2,820,722
129,289 Ironwood Pharmaceuticals, Inc.
a
1,375,635
23,607 iTeos Therapeutics, Inc.
a
312,557
18,653 LeMaitre Vascular, Inc. 1,254,974
15,698 Ligand Pharmaceuticals, Inc.
a
1,131,826
55,000 Merit Medical Systems, Inc.
a
4,600,200
4,807 Mesa Laboratories, Inc. 617,699
12,197 ModivCare, Inc.
a
551,426
78,018 Myriad Genetics, Inc.
a
1,808,457
122,045 NeoGenomics, Inc.
a
1,961,263
51,158 NextGen Healthcare, Inc.
a
829,783
50,174 NuVasive, Inc.
a
2,086,737
6,287 OmniAb, Inc., 12.5 Earnout
Share
a,c
1
6,287 OmniAb, Inc., 15.0 Earnout
Share
a,c
1
70,085 OraSure Technologies, Inc.
a
351,126
33,211 Orthofix Medical, Inc.
a
599,791
72,901 Owens & Minor, Inc.
a
1,388,035
43,994 Pacira Pharmaceuticals, Inc.
a
1,762,840
78,983 Pediatrix Medical Group, Inc.
a
1,122,348
19,456 Phibro Animal Health Corporation 266,547
47,538 Prestige Consumer Healthcare,
Inc.
a
2,825,183
89,623 Privia Health Group, Inc.
a
2,340,057
54,883 RadNet, Inc.
a
1,790,283
36,175 REGENXBIO, Inc.
a
723,138
51,309 Schrodinger, Inc.
a
2,561,345
99,723 Select Medical Holdings
Corporation 3,177,175
15,112 Simulations Plus, Inc. 654,803
52,113 Supernus Pharmaceuticals, Inc.
a
1,566,517
61,819 Tandem Diabetes Care, Inc.
a
1,517,038
14,091 U.S. Physical Therapy, Inc. 1,710,506
6,628 UFP Technologies, Inc.
a
1,284,838

Small Cap Index Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.9%) Value
Health Care (10.6%) - continued
40,058 uniQure NV
a
$ 459,065
54,953 Vanda Pharmaceuticals, Inc.
a
362,140
38,648 Varex Imaging Corporation
a
910,933
104,521 Veradigm Inc.
a
1,316,965
45,502 Vericel Corporation
a
1,709,510
73,055 Vir Biotechnology, Inc.
a
1,792,039
57,772 Xencor, Inc.
a
1,442,567
20,338 Zynex, Inc.
a,b
195,041
Total 101,762,129
Industrials (17.4%)
125,467 3D Systems Corporation
a
1,245,887
41,001 AAON, Inc. 3,887,305
31,542 AAR Corporation
a
1,821,866
63,239 ABM Industries, Inc. 2,697,143
72,621 Aerojet Rocketdyne Holdings, Inc.
a
3,984,714
24,168 AeroVironment, Inc.
a
2,471,903
9,873 Alamo Group, Inc. 1,815,743
29,815 Albany International Corporation 2,781,143
14,985 Allegiant Travel Company
a
1,892,306
15,914 American Woodmark Corporation
a
1,215,352
21,318 Apogee Enterprises, Inc. 1,011,965
36,978 Applied Industrial Technologies,
Inc. 5,355,524
22,914 ArcBest Corporation 2,263,903
46,336 Arcosa, Inc. 3,510,879
21,731 Astec Industries, Inc. 987,457
23,832 AZZ, Inc. 1,035,739
48,415 Barnes Group, Inc. 2,042,629
37,873 Boise Cascade Company 3,421,826
44,121 Brady Corporation 2,098,836
19,506 CIRCOR International, Inc.
a
1,101,114
34,217 Comfort Systems USA, Inc. 5,618,431
108,728 CoreCivic, Inc.
a
1,023,130
29,075 CSG Systems International, Inc. 1,533,416
41,576 Deluxe Corporation 726,748
13,951 DXP Enterprises, Inc.
a
507,956
28,082 Dycom Industries, Inc.
a
3,191,519
17,186 Encore Wire Corporation 3,195,393
54,700 Enerpac Tool Group Corporation 1,476,900
19,972 EnPro Industries, Inc. 2,666,861
76,280 Enviri Corporation
a
752,884
24,641 ESCO Technologies, Inc. 2,553,547
58,247 Federal Signal Corporation 3,729,555
10,837 Forrester Research, Inc.
a
315,248
24,833 Forward Air Corporation 2,635,030
37,119 Franklin Electric Company, Inc. 3,819,545
120,558 GEO Group, Inc.
a
863,195
29,092 Gibraltar Industries, Inc.
a
1,830,469
39,514 GMS, Inc.
a
2,734,369
41,978 Granite Construction, Inc. 1,669,885
30,538 Greenbrier Companies, Inc. 1,316,188
45,421 Griffon Corporation 1,830,466
49,312 Hawaiian Holdings, Inc.
a
531,090
70,977 Healthcare Services Group, Inc. 1,059,687
44,582 Heartland Express, Inc. 731,591
19,159 Heidrick & Struggles International,
Inc. 507,139
66,554 Hillenbrand, Inc. 3,412,889
44,401 HNI Corporation 1,251,220
31,353 Hub Group, Inc.
a
2,518,273
18,598 Insteel Industries, Inc. 578,770
55,497 Interface, Inc. 487,819
30,440 John Bean Technologies
Corporation 3,692,372
Shares Common Stock (97.9%) Value
Industrials (17.4%) - continued
26,954 Kaman Corporation $ 655,791
104,472 KAR Auction Services, Inc.
a
1,590,064
31,335 Kelly Services, Inc. 551,809
76,793 Kennametal, Inc. 2,180,153
50,136 Korn Ferry 2,483,737
10,531 Lindsay Corporation 1,256,770
22,305 Liquidity Services, Inc.
a
368,033
55,175 Marten Transport, Ltd. 1,186,263
122,936 Masterbrand, Inc.
a,b
1,429,746
34,302 Matson, Inc. 2,666,294
29,137 Matthews International Corporation 1,241,819
72,349 MillerKnoll, Inc. 1,069,318
27,473 Moog, Inc. 2,978,897
54,523 Mueller Industries, Inc. 4,758,767
15,983 MYR Group, Inc.
a
2,211,088
4,874 National Presto Industries, Inc. 356,777
102,333 NOW, Inc.
a
1,060,170
12,021 NV5 Global, Inc.
a
1,331,566
56,175 PGT Innovations, Inc.
a
1,637,501
156,248 Pitney Bowes, Inc. 553,118
8,737 Powell Industries, Inc. 529,375
25,067 Proto Labs, Inc.
a
876,342
31,797 Quanex Building Products
Corporation 853,749
140,734 Resideo Technologies, Inc.
a
2,485,362
30,562 Resources Connection, Inc. 480,129
111,852 RXO, Inc.
a
2,535,685
42,507 SkyWest, Inc.
a
1,730,885
43,529 SPX Technologies, Inc.
a
3,698,659
11,387 Standex International Corporation 1,610,919
34,970 Sun Country Airlines Holdings,
Inc.
a
786,126
82,014 SunPower Corporation
a,b
803,737
17,707 Tennant Company 1,436,215
48,915 Titan International, Inc.
a
561,544
77,629 Trinity Industries, Inc. 1,995,842
62,191 Triumph Group, Inc.
a
769,303
29,677 TrueBlue, Inc.
a
525,580
18,081 TTEC Holdings, Inc. 611,861
14,449 UniFirst Corporation/MA 2,239,739
12,959 Veritiv Corporation 1,627,780
133,798 Verra Mobility Corporation
a
2,638,497
19,929 Viad Corporation
a
535,692
45,421 Wabash National Corporation 1,164,594
Total 167,470,115
Information Technology (13.8%)
108,145 8x8, Inc.
a
457,453
61,561 A10 Networks, Inc. 898,175
101,724 Adeia, Inc. 1,119,981
68,472 Adtran Holdings, Inc. 721,010
35,906 Advanced Energy Industries, Inc. 4,001,724
19,051 Agilysys, Inc.
a
1,307,661
47,677 Alarm.com Holdings, Inc.
a
2,463,948
21,300 Alpha and Omega Semiconductor,
Ltd.
a
698,640
87,859 Arlo Technologies, Inc.
a
958,542
31,923 Avid Technology, Inc.
a
814,037
31,292 Axcelis Technologies, Inc.
a
5,736,762
28,044 Badger Meter, Inc. 4,138,173
34,078 Benchmark Electronics, Inc. 880,235
38,561 Cerence, Inc.
a
1,127,138
22,400 CEVA, Inc.
a
572,320
12,112 Clearfield, Inc.
a
573,503
45,471 Cohu, Inc.
a
1,889,775

Small Cap Index Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.9%) Value
Information Technology (13.8%) - continued
16,739 Consensus Cloud Solutions, Inc.
a
$ 518,909
39,053 Corsair Gaming, Inc.
a
692,800
30,172 CTS Corporation 1,286,232
34,315 Digi International, Inc.
a
1,351,668
86,354 Digital Turbine, Inc.
a
801,365
43,737 Diodes, Inc.
a
4,045,235
84,310 DoubleVerify Holdings, Inc.
a
3,281,345
22,466 Ebix, Inc. 566,143
25,741 ePlus, Inc.
a
1,449,218
123,402 Extreme Networks, Inc.
a
3,214,622
34,723 Fabrinet
a
4,509,823
73,798 FormFactor, Inc.
a
2,525,368
106,525 Harmonic, Inc.
a
1,722,509
27,796 Ichor Holdings, Ltd.
a
1,042,350
27,683 Insight Enterprises, Inc.
a
4,051,130
25,582 InterDigital, Inc. 2,469,942
43,453 Itron, Inc.
a
3,132,961
87,416 Knowles Corporation
a
1,578,733
54,129 Kulicke and Soffa Industries, Inc. 3,217,969
61,913 LiveRamp Holding, Inc.
a
1,768,235
70,391 MaxLinear, Inc.
a
2,221,540
34,425 Methode Electronics, Inc. 1,153,926
64,432 N-able, Inc.
a
928,465
27,796 NETGEAR, Inc.
a
393,591
64,490 NetScout Systems, Inc.
a
1,995,966
34,013 OneSpan, Inc.
a
504,753
46,822 Onto Innovation, Inc.
a
5,453,358
14,882 OSI Systems, Inc.
a
1,753,546
10,809 PC Connection, Inc. 487,486
28,606 PDF Solutions, Inc.
a
1,290,131
33,327 Perficient, Inc.
a
2,777,139
59,765 Photronics, Inc.
a
1,541,339
26,448 Plexus Corporation
a
2,598,252
41,429 Progress Software Corporation 2,407,025
104,124 Rambus, Inc.
a
6,681,637
17,802 Rogers Corporation
a
2,882,678
55,827 Sanmina Corporation
a
3,364,693
23,820 ScanSource, Inc.
a
704,119
61,184 Semtech Corporation
a
1,557,745
15,750 SiTime Corporation
a
1,858,028
46,944 SMART Global Holdings, Inc.
a
1,361,846
34,949 SPS Commerce, Inc.
a
6,712,305
98,137 TTM Technologies, Inc.
a
1,364,104
42,759 Ultra Clean Holdings, Inc.
a
1,644,511
49,451 Veeco Instruments, Inc.
a
1,269,902
73,061 ViaSat, Inc.
a
3,014,497
212,801 Viavi Solutions, Inc.
a
2,411,035
40,674 Xperi, Inc.
a
534,863
Total 132,454,114
Materials (5.6%)
26,369 AdvanSix, Inc. 922,388
122,973 Allegheny Technologies, Inc.
a
5,439,096
26,451 American Vanguard Corporation 472,679
95,899 Arconic Corporation
a
2,836,692
30,830 Balchem Corporation 4,156,192
46,444 Carpenter Technology Corporation 2,606,902
49,459 Century Aluminum Company
a
431,282
16,182 Clearwater Paper Corporation
a
506,820
32,664 Compass Minerals International,
Inc. 1,110,576
24,700 FutureFuel Corporation 218,595
51,494 H.B. Fuller Company 3,682,336
18,125 Hawkins, Inc. 864,381
12,179 Haynes International, Inc. 618,937
Shares Common Stock (97.9%) Value
Materials (5.6%) - continued
32,670 Ingevity Corporation
a
$ 1,900,087
23,790 Innospec, Inc. 2,389,468
15,284 Kaiser Aluminum Corporation 1,094,946
19,925 Koppers Holdings, Inc. 679,442
171,895 Livent Corporation
a
4,715,080
19,715 Materion Corporation 2,251,453
52,463 Mativ, Inc. 793,241
38,765 Mercer International, Inc. 312,834
31,132 Minerals Technologies, Inc. 1,796,005
35,148 Myers Industries, Inc. 682,926
148,540 O-I Glass, Inc.
a
3,168,358
9,159 Olympic Steel, Inc. 448,791
13,073 Quaker Chemical Corporation 2,547,928
20,303 Stepan Company 1,940,155
80,089 SunCoke Energy, Inc. 630,300
30,538 Sylvamo Corporation 1,235,262
37,356 TimkenSteel Corporation
a
805,769
33,622 Trinseo plc 425,991
49,734 Warrior Met Coal, Inc. 1,937,139
Total 53,622,051
Real Estate (7.5%)
91,083 Acadia Realty Trust 1,310,684
69,446 Alexander & Baldwin, Inc. 1,290,307
49,952 American Assets Trust, Inc. 959,078
105,583 Anywhere Real Estate, Inc.
a
705,294
64,992 Armada Hoffler Properties, Inc. 759,107
164,459 Brandywine Realty Trust 764,734
95,161 CareTrust REIT, Inc. 1,889,897
14,311 Centerspace 878,123
46,737 Chatham Lodging Trust 437,458
23,402 Community Healthcare Trust, Inc. 772,734
156,394 Cushman and Wakefield plc
a
1,279,303
200,690 DiamondRock Hospitality
Company 1,607,527
162,445 Douglas Emmett, Inc. 2,041,934
89,340 Easterly Government Properties,
Inc. 1,295,430
83,917 Elme Communities 1,379,596
142,383 Essential Properties Realty Trust,
Inc. 3,351,696
70,458 eXp World Holdings, Inc. 1,428,888
83,252 Four Corners Property Trust, Inc. 2,114,601
43,086 Getty Realty Corporation 1,457,169
99,343 Global Net Lease, Inc. 1,021,246
122,656 Hudson Pacific Properties, Inc. 517,608
26,819 Innovative Industrial Properties,
Inc. 1,958,055
92,751 JBG SMITH Properties 1,394,975
113,344 Kennedy-Wilson Holdings, Inc. 1,850,908
39,601 LTC Properties, Inc. 1,307,625
279,891 LXP Industrial Trust 2,728,937
205,766 Macerich Company 2,318,983
23,189 Marcus and Millichap, Inc. 730,685
21,845 NexPoint Residential Trust, Inc. 993,511
46,458 Office Properties Income Trust 357,727
54,206 Orion Office REIT, Inc. 358,302
140,470 Outfront Media, Inc. 2,208,188
117,774 Pebblebrook Hotel Trust 1,641,770
112,213 Phillips Edison and Company, Inc. 3,824,219
17,338 RE/MAX Holdings, Inc. 333,930
120,559 Retail Opportunity Investments
Corporation 1,628,752
82,926 RPT Realty 866,577
38,536 Safehold, Inc. 914,459

Small Cap Index Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.9%) Value
Real Estate (7.5%) - continued
12,360 Saul Centers, Inc. $ 455,219
158,270 Service Properties Trust 1,375,366
174,159 SITE Centers Corporation 2,302,382
61,584 SL Green Realty Corporation 1,850,599
32,387 St. Joe Company 1,565,588
102,808 Summit Hotel Properties, Inc. 669,280
198,120 Sunstone Hotel Investors, Inc. 2,004,974
100,619 Tanger Factory Outlet Centers, Inc. 2,220,661
228,226 Uniti Group, Inc. 1,054,404
12,149 Universal Health Realty Income
Trust 578,049
112,467 Urban Edge Properties 1,735,366
27,714 Urstadt Biddle Properties, Inc. 589,200
76,304 Veris Residential, Inc.
a
1,224,679
44,445 Whitestone REIT 431,117
104,737 Xenia Hotels & Resorts, Inc. 1,289,312
Total 72,026,213
Utilities (2.0%)
35,372 American States Water Company 3,077,364
72,478 Avista Corporation 2,846,211
53,563 California Water Service Group 2,765,458
17,018 Chesapeake Utilities Corporation 2,025,142
16,914 Middlesex Water Company 1,364,283
34,406 Northwest Natural Holding
Company 1,481,178
39,902 Otter Tail Corporation 3,150,662
26,456 SJW Group 1,854,830
15,389 Unitil Corporation 780,376
Total 19,345,504
Total Common Stock
(cost $745,559,012) 939,503,754
Shares
Registered Investment
Companies ( 2.1% ) Value
U.S. Unaffiliated  (2.1%)
197,586 iShares Core S&P Small-Cap ETF 19,689,445
Total 19,689,445
Total Registered Investment
Companies (cost $16,257,307) 19,689,445
Shares
Collateral Held for Securities
Loaned ( 1.1% ) Value
11,023,615 Thrivent Cash Management Trust 11,023,615
Total Collateral Held for
Securities Loaned
(cost $11,023,615) 11,023,615
Shares or
Principal
Amount Short-Term Investments ( <0.1% ) Value
Federal Home Loan Bank Discount
Notes
100,000 5.090%, 9/13/2023
d,e
99,018
Shares or
Principal
Amount Short-Term Investments (<0.1%) Value
Thrivent Core Short-Term Reserve
Fund
26,128 5.460% $ 261,276
Total Short-Term Investments
(cost $360,230) 360,294
Total Investments (cost
$773,200,164) 101.1% $970,577,108
Other Assets and Liabilities, Net
(1.1%) (10,560,573)
Total Net Assets 100.0% $960,016,535
a Non-income producing security.
b All or a portion of the security is on loan.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d The interest rate shown reflects the yield.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Index Portfolio as of June 30, 2023:
Securities Lending Transactions
Common Stock $ 10,662,121
Total lending $10,662,121
Gross amount payable upon return of
collateral for securities loaned $11,023,615
Net amounts due to counterparty $361,494
Definitions:
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 272,726,113
Gross unrealized depreciation (88,626,382)
Net unrealized appreciation (depreciation) $ 184,099,731
Cost for federal income tax purposes $ 786,478,636

Small Cap Index Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2023, in valuing Small Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 23,720,992 23,720,992 – –
Consumer Discretionary 127,716,066 127,716,066 – –
Consumer Staples 46,615,767 46,615,767 – –
Energy 43,492,363 43,492,363 – –
Financials 151,278,440 151,278,440 – –
Health Care 101,762,129 101,762,127 – 2
Industrials 167,470,115 167,470,115 – –
Information Technology 132,454,114 132,454,114 – –
Materials 53,622,051 53,622,051 – –
Real Estate 72,026,213 72,026,213 – –
Utilities 19,345,504 19,345,504 – –
Registered Investment Companies
U.S. Unaffiliated 19,689,445 19,689,445 – –
Short-Term Investments 99,018 – 99,018 –
Subtotal Investments in Securities $959,292,217 $959,193,197 $99,018 $2
Other Investments  * Total
Affiliated Short-Term Investments 261,276
Collateral Held for Securities Loaned 11,023,615
Subtotal Other Investments $11,284,891
Total Investments at Value $970,577,108
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of June 30, 2023, in valuing Small Cap Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,259 1,259 – –
Total Asset Derivatives $1,259 $1,259 $– $–
The following table presents Small Cap Index Portfolio's futures contracts held as of June 30, 2023. Investments and/or cash totaling $99,018 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 10 September 2023 $ 950,591 $ 1,259
Total Futures Long Contracts $ 950,591 $ 1,259
Total Futures Contracts $ 950,591 $ 1,259

Small Cap Index Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2023, for Small Cap Index Portfolio's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 1,259
Total Equity Contracts 1,259
Total Asset Derivatives $1,259
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2023, for
Small Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 42,773
Total Equity Contracts
42,773
Total $42,773
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2023, for Small Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 21,706
Total Equity Contracts 21,706
Total $21,706
The following table presents Small Cap Index Portfolio's average volume of derivative activity during the period ended June 30, 2023.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $918,097

Small Cap Index Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
6/30/2023
Shares Held at
6/30/2023
% of Net
Assets
6/30/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% $2,932 $23,673 $26,344 $261 26 <0.1
Total Affiliated Short-Term Investments 2,932 261 <0.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 4,563 39,886 33,425 11,024 11,024 1.1%
Total Collateral Held for Securities Loaned 4,563 11,024 1.1
Total Value $7,495 $11,285
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 6/30/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% $– $– $ – $11
Total Income/Non Income Cash from Affiliated
Investments $11
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 61
Total Affiliated Income from Securities Loaned, Net $61
Total Value $– $– $ –

Small Cap Stock Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.1% ) Value
Communications Services (2.5%)
963,758 QuinStreet, Inc.
a
$ 8,509,983
203,233 Ziff Davis, Inc.
a
14,238,504
Total 22,748,487
Consumer Discretionary (8.9%)
67,831 Boot Barn Holdings, Inc.
a
5,744,607
257,905 Cedar Fair, LP 10,308,463
482,838 Clarus Corporation 4,413,139
715,438 Cooper-Standard Holdings, Inc.
a
10,202,146
582,620 Everi Holdings, Inc.
a
8,424,685
57,295 Grand Canyon Education, Inc.
a
5,913,417
37,311 Meritage Homes Corporation 5,308,236
115,562 Papa John's International, Inc. 8,531,943
66,707 Skyline Champion Corporation
a
4,365,973
355,973 Sonos, Inc.
a
5,813,039
529,525 Stoneridge, Inc.
a
9,981,546
1,436,051 ThredUp, Inc.
a
3,503,965
Total 82,511,159
Consumer Staples (3.4%)
117,354 John B. Sanfilippo & Son, Inc. 13,762,104
828,062 Primo Water Corporation 10,383,897
315,181 Turning Point Brands, Inc. 7,567,496
Total 31,713,497
Energy (1.7%)
654,847 NOV, Inc. 10,503,746
318,805 TechnipFMC plc
a
5,298,539
Total 15,802,285
Financials (15.3%)
603,722 Ally Financial, Inc. 16,306,531
269,926 Bank of N.T. Butterfield & Son, Ltd. 7,385,175
631,390 Bridgewater Bancshares, Inc.
a
6,219,191
350,932 Byline Bancorp, Inc. 6,348,360
417,942 Columbia Banking System, Inc. 8,475,864
43,846 Enterprise Financial Services
Corporation 1,714,379
222,113 Federated Hermes, Inc. 7,962,751
154,024 Glacier Bancorp, Inc. 4,800,928
333,037 Heartland Financial USA, Inc. 9,281,741
143,441 Houlihan Lokey, Inc. 14,101,685
21,233 Kinsale Capital Group, Inc. 7,945,389
138,714 RLI Corporation 18,930,299
220,407 Seacoast Banking Corporation of
Florida 4,870,995
195,100 Triumph Financial, Inc.
a
11,846,472
61,578 Voya Financial, Inc. 4,415,758
318,759 Western Alliance Bancorp 11,625,141
Total 142,230,659
Health Care (10.8%)
379,863 Agiliti, Inc.
a
6,267,739
298,050 Enovis Corporation
a
19,110,966
330,341 Halozyme Therapeutics, Inc.
a
11,915,400
238,029 Ionis Pharmaceuticals, Inc.
a
9,766,330
88,637 Lantheus Holdings, Inc.
a
7,438,417
480,709 Maravai LifeSciences Holdings,
Inc.
a
5,975,213
235,780 Progyny, Inc.
a
9,275,585
50,115 QuidelOrtho Corporation
a
4,152,529
264,318 R1 RCM, Inc.
a
4,876,667
218,372 Revance Therapeutics, Inc.
a
5,526,995
Shares Common Stock (98.1%) Value
Health Care (10.8%) - continued
241,991 Stevanato Group SPA $ 7,835,669
843,488 Viemed Healthcare, Inc.
a
8,249,313
Total 100,390,823
Industrials (25.6%)
442,221 Air Lease Corporation 18,506,949
194,965 ASGN, Inc.
a
14,745,203
679,974 Badger Infrastructure Solutions,
Ltd. 13,807,360
320,543 Barnes Group, Inc. 13,523,709
178,162 Cimpress plc
a
10,597,076
40,068 Curtiss-Wright Corporation 7,358,889
326,248 Fluor Corporation
a
9,656,941
158,531 Forward Air Corporation 16,821,724
244,512 Greenbrier Companies, Inc. 10,538,467
285,541 Helios Technologies, Inc. 18,871,405
941,822 Janus International Group, Inc.
a
10,039,823
36,659 Lincoln Electric Holdings, Inc. 7,281,577
187,844 ManpowerGroup, Inc. 14,914,814
179,263 Maximus, Inc. 15,149,516
249,600 Miller Industries, Inc. 8,853,312
71,196 Moog, Inc. 7,719,782
189,881 RB Global, Inc. 11,392,860
345,281 Schneider National, Inc. 9,916,470
153,637 Tennant Company 12,461,497
59,348 Timken Company 5,432,123
Total 237,589,497
Information Technology (14.5%)
93,922 Calix, Inc.
a
4,687,647
156,745 Ciena Corporation
a
6,660,095
294,273 Cohu, Inc.
a
12,229,986
66,432 FormFactor, Inc.
a
2,273,303
646,517 Gilat Satellite Networks, Ltd.
a
4,027,801
137,561 Guidewire Software, Inc.
a
10,465,641
34,748 Insight Enterprises, Inc.
a
5,085,022
697,171 Knowles Corporation
a
12,590,908
40,265 Littelfuse, Inc. 11,729,597
154,018 Plexus Corporation
a
15,130,728
165,625 Sprout Social, Inc.
a
7,645,250
1,759,045 TTM Technologies, Inc.
a
24,450,726
29,367 Universal Display Corporation 4,232,666
125,959 Workiva, Inc.
a
12,804,992
Total 134,014,362
Materials (7.7%)
51,465 AptarGroup, Inc. 5,962,735
74,946 Berry Plastics Group, Inc. 4,822,025
148,356 Carpenter Technology Corporation 8,327,222
248,768 Ingevity Corporation
a
14,468,347
858,835 Ivanhoe Mines, Ltd.
a
7,844,426
853,615 Tronox Holdings plc 10,849,447
91,793 United States Lime & Minerals, Inc. 19,174,640
Total 71,448,842
Real Estate (5.1%)
160,627 Agree Realty Corporation 10,503,400
1,465,556 Cushman and Wakefield plc
a
11,988,248
294,641 Healthcare Realty Trust, Inc. 5,556,929
528,647 Independence Realty Trust, Inc. 9,631,948
260,623 National Storage Affiliates Trust 9,077,499
Total 46,758,024

Small Cap Stock Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.1%) Value
Utilities (2.6%)
69,429 Black Hills Corporation $ 4,183,792
81,450 NorthWestern Corporation 4,623,102
168,504 Portland General Electric
Company 7,891,042
111,976 Spire, Inc. 7,103,757
Total 23,801,693
Total Common Stock
(cost $845,418,101) 909,009,328
Shares Short-Term Investments ( 3.0% ) Value
Thrivent Core Short-Term Reserve
Fund
2,803,558 5.460% 28,035,581
Total Short-Term Investments
(cost $28,034,324) 28,035,581
Total Investments (cost
$873,452,425) 101.1% $937,044,909
Other Assets and Liabilities, Net
(1.1%) (10,125,388)
Total Net Assets 100.0% $926,919,521
a Non-income producing security.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 144,014,068
Gross unrealized depreciation (83,121,149)
Net unrealized appreciation (depreciation) $ 60,892,919
Cost for federal income tax purposes $ 876,151,990

Small Cap Stock Portfolio
Schedule of Investments as of June 30, 2023
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2023, in valuing Small Cap Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 22,748,487 22,748,487 – –
Consumer Discretionary 82,511,159 82,511,159 – –
Consumer Staples 31,713,497 31,713,497 – –
Energy 15,802,285 15,802,285 – –
Financials 142,230,659 142,230,659 – –
Health Care 100,390,823 100,390,823 – –
Industrials 237,589,497 223,782,137 13,807,360 –
Information Technology 134,014,362 134,014,362 – –
Materials 71,448,842 63,604,416 7,844,426 –
Real Estate 46,758,024 46,758,024 – –
Utilities 23,801,693 23,801,693 – –
Subtotal Investments in Securities $909,009,328 $887,357,542 $21,651,786 $–
Other Investments  * Total
Affiliated Short-Term Investments 28,035,581
Subtotal Other Investments $28,035,581
Total Investments at Value $937,044,909
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core
Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:
Portfolio
Value
12/31/2022
Gross
Purchases
Gross
Sales
Value
6/30/2023
Shares Held at
6/30/2023
% of Net
Assets
6/30/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% $6,349 $111,802 $90,115 $28,036 2,804 3.0%
Total Affiliated Short-Term Investments 6,349 28,036 3.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 62,855 62,855 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $6,349 $28,036
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2023
- 6/30/2023
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.460% $– $– $ – $468
Total Income/Non Income Cash from Affiliated
Investments $468
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 17
Total Affiliated Income from Securities Loaned, Net $17
Total Value $– $– $ –

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.

As of June 30, 2023 (unaudited)
Aggressive
Allocation
Portfolio All Cap Portfolio
Balanced Income
Plus Portfolio
Diversified
Income Plus
Portfolio
Assets
Investments in unaffiliated securities at cost $761,801,434 $129,095,452 $316,458,880 $600,449,314
Investments in affiliated securities at cost $954,286,354 $3,663,224 $90,744,419 $130,357,773
Investments in unaffiliated securities at value (#) 962,859,398 156,418,770 338,472,354 595,857,925
Investments in affiliated securities at value 994,655,868 3,663,675 86,293,902 117,314,665
Cash 1,700 — — —
Dividends and interest receivable 1,850,781 138,935 1,895,629 4,468,889
Prepaid expenses 8,169 3,618 4,302 5,035
Receivable for:
Investments sold 1,784,349 566,766 859,280 1,479,049
Investments sold on a delayed-delivery basis 244,444 — 3,527,343 6,013,449
Fund shares sold — — 339,408 —
Expense reimbursements 262,512 — — —
Variation margin on open future contracts 4,269,900 — 309,459 873,000
Total Assets 1,965,937,121 160,791,764 431,701,677 726,012,012
Liabilities
Accrued expenses 29,179 16,711 24,590 25,223
Cash overdraft — — 215,866 417,791
Foreign currency overdraft — — — —
Payable for:
Investments purchased 1,353,815 799,955 981,511 1,395,799
Investments purchased on a delayed-delivery basis 3,873,487 — 13,509,155 34,390,387
Return of collateral for securities loaned 1,117,250 — 2,051,510 7,573,786
Foreign capital gain tax liability — — — —
Fund shares redeemed 714,214 289,937 — 207,675
Variation margin on open future contracts 1,680,629 — 116,392 166,769
Variation margin on open swap contracts — — 6,481 25,992
Investment advisory fees 1,099,766 70,326 185,388 223,439
Administrative service fees 26,709 2,173 5,730 9,496
Director fees 2,264 303 490 835
Director deferred compensation 46,839 12,687 39,795 33,900
Contingent liabilities^ — — — —
Total Liabilities 9,944,152 1,192,092 17,136,908 44,471,092
Net Assets
Capital stock (beneficial interest) 1,649,523,874 130,535,921 402,200,519 723,509,521
Distributable earnings/(accumulated loss) 306,469,095 29,063,751 12,364,250 (41,968,601)
Total Net Assets $1,955,992,969 $159,599,672 $414,564,769 $681,540,920
Shares of beneficial interest outstanding 117,491,476 10,788,222 29,895,707 95,506,143
Net asset value per share $16.65 $14.79 $13.87 $7.14
(#) Includes securities on loan of $1,094,842 $— $2,002,609 $7,381,562
(a)
(b)
Foreign currency holdings, cost $(7,386).
Foreign currency holdings, cost $(29,435).
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Emerging
Markets Equity
Portfolio
ESG Index
Portfolio
Global Stock
Portfolio
Government
Bond Portfolio
Healthcare
Portfolio
High Yield
Portfolio Income Portfolio
$66,309, 207 $36,463,123 $1,122,104,053 $178,665,819 $219,208,468 $799,344,130 $1,402,541,187
$323,921 $303,557 $75,863,477 $10,782,703 $2,372,635 $53,231,529 $55,755,869
66,967,384 40,244,517 1,348,734,820 166,725,040 280,742,256 732,306,540 1,263,359,502
323,921 303,557 69,446,694 10,804,287 2,374,965 53,241,123 55,755,869
— 390 68,077 — — — 13,395
389,919 27,402 2,496,992 849,827 255,128 12,106,474 16,060,549
3,393 3,319 6,804 3,674 3,949 5,225 6,710
— 18,054 2,304,974 — 1,118,630 820,921 —
— — — 1,177,930 — — —
— — — — — 147,227 169,074
62,401 7,934 — — 11,450 — —
10,640 4,725 4,228,910 14,156 — — 154,171
67,757,658 40,609,898 1,427,287,271 179,574,914 284,506,378 798,627,510 1,335,519,270
39,443 16,162 50,918 16,467 17,582 18,779 20,311
— — — — — 1,697 —
7,386
(a)
— 29,290
(b)
— — — —
— 30,087 2,465,330 — 1,122,738 763,742 —
— — — 11,235,817 — — —
— 18,175 3,324,166 — — 35,949,385 23,538,338
140,192 — — — — — —
78,200 7,277 170,156 210,310 61,617 — —
— — 514,490 10,781 — — —
— — — — — 107,787 177,372
50,491 6,521 650,289 48,667 188,190 248,613 428,687
954 554 19,413 2,364 3,893 10,566 18,219
303 303 321 303 329 601 630
10,969 2,505 80,699 22,450 11,262 73,534 113,612
— — — — — — —
327,938 81,584 7,305,072 11,547,159 1,405,611 37,174,704 24,297,169
60,057,095 37,481,539 1,182,258,168 191,926,550 205,134,804 929,252,471 1,529,968,727
7,372,625 3,046,775 237,724,031 (23,898,795) 77,965,963 (167,799,665) (218,746,626)
$67,429,720 $40,528,314 $1,419,982,199 $168,027,755 $283,100,767 $761,452,806 $1,311,222,101
5,375,698 2,757,245 111,258,713 17,212,728 11,235,458 189,010,861 152,396,964
$12.54 $14.70 $12.76 $9.76 $25.20 $4.03 $8.60
$— $17,279 $3,259,145 $— $— $34,577,130 $22,838,540

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

As of June 30, 2023 (unaudited)
International
Allocation
Portfolio
International
Index Portfolio
Large Cap
Growth Portfolio
Large Cap Index
Portfolio
Assets
Investments in unaffiliated securities at cost $1,147,913,994 $137,952,147 $1,426,442,264 $598,580,128
Investments in affiliated securities at cost $56,802,363 $7,218,048 $42,546,876 $13,650,483
Investments in unaffiliated securities at value (#) 1,293,282,564 168,941,321 2,215,804,504 1,583,050,306
Investments in affiliated securities at value 56,842,815 7,218,048 42,546,876 13,650,483
Cash 9,892 — — 9,072
Foreign currency 358,081
(a)
— — —
Initial margin deposit on open futures contracts — — — —
Dividends and interest receivable 7,095,618 767,163 1,003,358 1,040,353
Prepaid expenses 6,685 3,670 8,881 7,263
Receivable for:
Investments sold — — — —
Fund shares sold — 8,780 413,947 —
Expense reimbursements — — — —
Variation margin on open future contracts 748,619 90,107 — 183,750
Total Assets 1,358,344,274 177,029,089 2,259,777,566 1,597,941,227
Liabilities
Accrued expenses 166,269 41,239 21,114 20,663
Foreign currency overdraft — 54,598
(b)
— —
Payable for:
Investments purchased — 104 — —
Investments purchased on a delayed-delivery basis — — — —
Return of collateral for securities loaned 4,843,140 — — —
Foreign capital gain tax liability 218,512 — — —
Fund shares redeemed 317,848 — — 348,372
Variation margin on open future contracts 69,177 — — —
Investment advisory fees 718,383 28,745 717,749 253,781
Administrative service fees 18,702 2,443 30,504 21,776
Director fees 421 303 2,414 1,803
Director deferred compensation 106,612 2,505 155,116 59,782
Contingent liabilities^ — — — —
Total Liabilities 6,459,064 129,937 926,897 706,177
Net Assets
Capital stock (beneficial interest) 1,333,771,322 144,320,689 1,374,745,867 614,026,308
Distributable earnings/(accumulated loss) 18,113,888 32,578,463 884,104,802 983,208,742
Total Net Assets $1,351,885,210 $176,899,152 $2,258,850,669 $1,597,235,050
Shares of beneficial interest outstanding 151,772,104 14,010,844 52,799,291 27,024,045
Net asset value per share $8.91 $12.63 $42.78 $59.10
(#) Includes securities on loan of $4,623,053 $— $— $—
(a) Foreign currency holdings, cost $357,253.
(b) Foreign currency holdings, cost $(54,789).
(c) Foreign currency holdings, cost $(88).
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Large Cap Value
Portfolio
Limited Maturity
Bond Portfolio
Low Volatility
Equity Portfolio
Mid Cap Growth
Portfolio
Mid Cap Index
Portfolio
Mid Cap Stock
Portfolio
Mid Cap Value
Portfolio
$1,829,724,468 $834,257,344 $47,759,263 $62,596,769 $435,759,800 $1,664,786,268 $48,992,379
$46,486,793 $5,207,763 $985,631 $2,121,393 $24,836,713 $71,158,553 $370,191
2,523,888,868 794,209,775 52,267,988 71,017,250 589,308,968 2,200,014,739 53,060,973
46,496,508 5,207,763 985,631 2,121,393 24,836,713 71,177,594 370,191
— 8,944 — 1,713 185 — —
— — — — — — —
— — 93,964 — — — —
3,650,906 6,851,541 104,566 23,150 748,500 1,115,736 60,193
9,674 5,368 3,356 3,390 4,687 8,710 3,356
18,889,657 — — 427,163 — — —
— 17,705 — 138,995 — 113,982 —
— — 2,454 8,472 — — 6,413
— — 6,288 — 125,787 — —
2,592,935,613 806,301,096 53,464,247 73,741,526 615,024,840 2,272,430,761 53,501,126
26,864 18,981 19,387 16,649 17,896 20,844 15,716
— — 88
(c)
— — — —
23,299,309 — 110,260 957,733 — — —
— 4,149,487 — — — — —
— 5,207,763 — 321,100 6,866,700 17,824,680 —
— — — — — — —
417,251 — 29,505 — 332,813 — 95,751
— — — — — — —
1,236,804 262,665 26,059 42,172 96,334 1,114,704 33,134
35,043 11,163 738 956 8,189 30,186 751
700 426 303 303 688 1,243 303
82,958 84,854 3,237 2,505 19,239 120,117 2,505
— — — — — — —
25,098,929 9,735,339 189,577 1,341,418 7,341,859 19,111,774 148,160
1,833,035,110 846,532,480 48,228,888 71,851,055 470,930,955 1,634,340,908 49,310,643
734,801,574 (49,966,723) 5,045,782 549,053 136,752,026 618,978,079 4,042,323
$2,567,836,684 $796,565,757 $53,274,670 $72,400,108 $607,682,981 $2,253,318,987 $53,352,966
125,496,307 84,824,966 4,166,984 5,431,935 31,000,384 119,063,529 3,263,031
$20.46 $9.39 $12.78 $13.33 $19.60 $18.93 $16.35
$— $5,072,228 $— $316,160 $6,677,851 $17,245,480 $—

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

As of June 30, 2023 (unaudited)
Moderate Allocation
Portfolio
Moderately
Aggressive
Allocation Portfolio
Moderately
Conservative
Allocation Portfolio
Assets
Investments in unaffiliated securities at cost $3,960,370,199 $2,215,561,007 $2,373,450,662
Investments in affiliated securities at cost $4,480,075,781 $3,576,867,758 $1,927,390,614
Investments in unaffiliated securities at value (#) 4,452,603,746 2,633,891,426 2,417,725,209
Investments in affiliated securities at value 4,899,460,421 3,960,222,328 1,973,918,772
Cash 36,047 10,537 30,985
Foreign currency — 4
(a)
—
Dividends and interest receivable 21,557,722 9,401,160 14,237,695
Prepaid expenses 27,417 20,116 14,719
Receivable for:
Investments sold 2,900,143 1,829,996 1,351,129
Investments sold on a delayed-delivery basis 9,795,693 3,514,485 9,555,474
Fund shares sold — — —
Expense reimbursements 1,364,951 1,218,237 495,652
Variation margin on open future contracts 18,101,439 12,939,061 5,742,113
Total Assets 9,405,847,579 6,623,047,350 4,423,071,748
Liabilities
Accrued expenses 60,544 48,191 40,004
Cash overdraft — — —
Payable for:
Investments purchased 1,856,271 1,478,585 854,187
Investments purchased on a delayed-delivery basis 64,913,631 24,960,749 55,122,994
Return of collateral for securities loaned 14,499,781 8,455,314 8,754,098
Fund shares redeemed 1,986,565 2,585,119 2,024,191
Variation margin on open future contracts 5,873,688 4,666,781 1,529,741
Variation margin on open swap contracts — — —
Investment advisory fees 4,496,869 3,476,328 2,007,617
Administrative service fees 128,395 90,364 60,466
Director fees 11,177 7,825 5,349
Director deferred compensation 259,494 166,829 133,918
Contingent liabilities^ — — —
Total Liabilities 94,086,415 45,936,085 70,532,565
Net Assets
Capital stock (beneficial interest) 8,036,673,079 5,563,029,150 4,192,426,735
Distributable earnings/(accumulated loss) 1,275,088,085 1,014,082,115 160,112,448
Total Net Assets $9,311,761,164 $6,577,111,265 $4,352,539,183
Shares of beneficial interest outstanding 674,466,889 442,783,983 360,117,653
Net asset value per share $13.81 $14.85 $12.09
(#) Includes securities on loan of $14,104,284 $8,283,915 $8,501,636
(a) Foreign currency holdings, cost $4.
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.
* Securities held by this Portfolio are valued on the basis of amortized cost, which approximates market value.

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Money Market
Portfolio
Multidimensional
Income Portfolio
Opportunity
Income Plus
Portfolio
Real Estate
Securities
Portfolio
Small Cap
Growth Portfolio
Small Cap Index
Portfolio
Small Cap Stock
Portfolio
$375,855,597 $51,446,464 $166,567,040 $118,131,209 $93,774,466 $761,915,273 $845,418,101
$— $10,501,752 $26,618,158 $1,625,377 $3,138,655 $11,284,891 $28,034,324
375,855,597 * 46,496,846 154,885,798 156,823,817 109,285,993 959,292,217 909,009,328
— 9,617,734 23,156,443 1,625,377 3,138,655 11,284,891 28,035,581
38,367 1,729 — — — 9,464 —
— — — — — — —
1,459,448 451,916 1,570,189 712,255 54,298 1,040,033 629,266
4,232 3,357 3,687 3,630 3,485 5,600 5,497
163,636 84,036 212,089 — — — —
— — 338,353 — — — —
— — 52,784 — 34,911 14,344 —
— 6,455 — — 3,661 — —
— — 37,469 13,650 — 2,800 —
377,521,280 56,662,073 180,256,812 159,178,729 112,521,003 971,649,349 937,679,672
13,899 20,076 18,007 16,123 17,763 20,442 18,710
— — 128,471 — — — —
— 75,786 207,395 — 443,112 383,472 10,137,648
4,000,000 2,943,016 2,974,479 — — — —
— 1,339,677 2,519,856 — 1,013,700 11,023,615 —
7,278 7,783 — 55,308 — — 32,264
— — 469 — — — —
— 7,845 9,994 — — — —
76,707 23,628 71,754 96,506 70,195 154,093 487,228
5,216 730 2,440 2,188 1,491 13,098 12,528
412 303 303 303 303 1,113 539
— 3,237 12,694 22,187 3,105 36,981 71,234
— — — — — — —
4,103,512 4,422,081 5,945,862 192,615 1,549,669 11,632,814 10,760,151
373,411,268 61,455,573 208,126,405 115,624,242 105,011,849 787,638,606 866,548,726
6,500 (9,215,581) (33,815,455) 43,361,872 5,959,485 172,377,929 60,370,795
$373,417,768 $52,239,992 $174,310,950 $158,986,114 $110,971,334 $960,016,535 $926,919,521
373,395,107 5,810,780 19,889,588 6,258,596 7,391,498 51,809,547 55,751,569
$1.00 $8.99 $8.76 $25.40 $15.01 $18.53 $16.63
$— $1,306,861 $2,442,868 $— $1,025,620 $10,662,121 $—

Thrivent Series Fund, Inc.
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended June 30, 2023 (unaudited)
Aggressive
Allocation
Portfolio All Cap Portfolio
Balanced Income
Plus Portfolio
Diversified
Income Plus
Portfolio
Investment Income
Dividends $6,063,386 $1,149,039 $1,380,519 $1,341,596
Interest 1,270,548 — 4,771,005 11,825,891
Income from mortgage dollar rolls 6,008 — 10,151 28,181
Affiliated income from securities loaned, net 10,374 4,658 24,367 62,508
Income from affiliated investments 5,962,069 82,324 800,386 1,327,976
Non cash income from affiliated investments 7,823,499 — 684,090 1,615,460
Foreign tax withholding (26,265) (8,684) (5,523) (3,257)
Total Investment Income 21,109,619 1,227,337 7,664,995 16,198,355
Expenses
Adviser fees 6,464,408 409,279 1,120,749 1,373,431
Administrative service fees 191,993 47,651 69,641 93,371
Audit and legal fees 24,519 18,452 20,105 20,086
Custody fees 75,204 4,252 29,652 38,601
Insurance expenses 5,109 2,318 2,793 3,315
Transfer agent fees 2,500 2,500 2,500 2,500
Directors' fees 33,772 4,537 7,485 12,692
Other expenses 21,540 10,663 51,601 55,320
Total Expenses Before Reimbursement 6,819,045 499,652 1,304,526 1,599,316
Less:
Reimbursement from adviser (1,568,330) — — —
Total Net Expenses 5,250,715 499,652 1,304,526 1,599,316
Net Investment Income/(Loss) 15,858,904 727,685 6,360,469 14,599,039
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 12,040,385 1,305,085 1,233,317 (3,894,994)
Affiliated investments (1,055,806) 281 (709,046) (2,307,506)
Distributions of realized capital gains from affiliated
investments 19,810,422 — — —
Written option contracts 4,078 — 33,531 123,250
Futures contracts 17,801,326 — 113,471 1,719,322
Foreign currency forward contracts — — — —
Foreign currency transactions (3,063) 2 (1,582) (512)
Swap agreements — — (110,262) (363,215)
Change in net unrealized appreciation/(depreciation) on:
Investments 95,546,103 18,222,839 15,365,144 19,402,111
Affiliated investments 31,913,761 (281) 4,600,964 4,240,178
Written option contracts (2,316) — (19,039) (69,984)
Futures contracts 12,705,014 — (345,664) 1,373,325
Foreign currency forward contracts — — — —
Foreign currency transactions 1,019 527 1,634 831
Swap agreements — — 75,607 224,227
Foreign capital gain tax liability — — — —
Net Realized and Unrealized Gains/(Losses) 188,760,923 19,528,453 20,238,075 20,447,033
Net Increase/(Decrease) in Net Assets Resulting
From Operations $204,619,827 $20,256,138 $26,598,544 $35,046,072
(a) Includes foreign capital gain taxes paid of  $310,619.

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Emerging
Markets Equity
Portfolio
ESG Index
Portfolio
Global Stock
Portfolio
Government
Bond Portfolio
Healthcare
Portfolio
High Yield
Portfolio Income Portfolio
$1,151,486 $293,576 $14,588,795 $— $1,942,900 $936,027 $—
822 1,958 5,558,467 2,523,183 — 21,671,516 27,853,527
— — — 21,943 — — —
— 416 61,804 264 — 373,672 55,269
22,247 5,374 — 366,755 157,265 377,994 1,027,931
— — — — — — —
(144,769) (146) (1,062,444) — (8,500) — —
1,029,786 301,178 19,146,622 2,912,145 2,091,665 23,359,209 28,936,727
321,689 36,766 3,811,011 296,388 1,144,745 1,489,220 2,575,796
40,859 38,125 148,100 49,396 58,699 98,292 144,471
25,141 18,212 21,976 18,196 18,971 19,866 21,497
42,294 2,159 95,532 3,603 5,699 6,439 7,989
2,192 2,127 4,284 2,368 2,531 3,344 4,380
2,500 2,500 2,500 2,500 2,500 2,500 2,500
4,528 4,576 4,709 4,575 5,160 8,948 9,319
17,527 11,138 42,353 15,908 11,607 27,654 32,178
456,730 115,603 4,130,465 392,934 1,249,912 1,656,263 2,798,130
(150,644) (49,423) — — (130,326) — —
306,086 66,180 4,130,465 392,934 1,119,586 1,656,263 2,798,130
723,700 234,998 15,016,157 2,519,211 972,079 21,702,946 26,138,597
8,2 69,875
(a)
(60,949) 15,504,229 (2,427,925) 16,423,171 (10,054,531) (21,501,584)
— — — 15,769 175 — 25
— — — — — — —
— — — 41,461 — — —
43,713 15,861 15,531,224 (3,258) — — 2,550,804
— — — — 118,394 — —
(127,424) — (107,833) — (66,416) — —
— — — — — 274,563 (764,354)
(6,15 0 , 630 ) 5,977,188 105,776,428 2,508,969 (13,820,726) 23,640,517 41,751,651
— — 2,245,631 (15,769) (175) — (25)
— — — (23,542) — — —
(13,685) 13,102 14,859,069 (293,662) — — (202,091)
— — — — (78,633) — —
(6,225) — 12,038 — 2,634 — —
— — — — — (255,934) 835,832
160,751 — — — — — —
2,176,375 5,945,202 153,820,786 (197,957) 2,578,424 13,604,615 22,670,258
$2,900,075 $6,180,200 $168,836,943 $2,321,254 $3,550,503 $35,307,561 $48,808,855

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended June 30, 2023 (unaudited)
International
Allocation
Portfolio
International
Index Portfolio
Large Cap
Growth Portfolio
Large Cap Index
Portfolio
Investment Income
Dividends $30,489,197 $3,741,268 $9,322,607 $12,436,789
Interest 486,255 5,271 — 21,443
Income from mortgage dollar rolls — — — —
Affiliated income from securities loaned, net 162,280 4,771 — 2,631
Income from affiliated investments 1,640,493 101,350 1,417,560 249,446
Foreign tax withholding (3,517,980) (404,021) (14,476) (3,380)
Total Investment Income 29,260,245 3,448,639 10,725,691 12,706,929
Expenses
Adviser fees 4,521,349 167,434 3,930,632 1,467,513
Administrative service fees 153,011 49,232 202,052 159,966
Audit and legal fees 36,576 18,565 24,021 22,386
Custody fees 347,604 38,242 9,220 9,285
Insurance expenses 4,652 2,325 5,377 4,502
Pricing service fees — 48,457 — —
Transfer agent fees 2,500 2,500 2,500 2,500
Directors' fees 6,067 4,576 34,886 26,796
Other expenses 95,561 23,055 19,714 18,333
Total Expenses Before Reimbursement 5,167,320 354,386 4,228,402 1,711,281
Less:
Reimbursement from adviser (203,077) — — —
Total Net Expenses 4,964,243 354,386 4,228,402 1,711,281
Net Investment Income/(Loss) 24,296,002 3,094,253 6,497,289 10,995,648
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 8,587,057
(a)
(493,145) 101,176,494 1,755,872
Affiliated investments — — — —
Futures contracts 4,328,350 134,198 — 732,182
Foreign currency transactions (898,400) (13,387) 52 —
Change in net unrealized appreciation/(depreciation) on:
Investments 114,667,284 15,500,083 430,460,684 217,190,355
Affiliated investments — — — —
Futures contracts 2,367,640 124,380 — 664,622
Foreign currency transactions 40,251 (778) (53) —
Foreign capital gain tax liability (164,984) — — —
Net Realized and Unrealized Gains/(Losses) 128,927,198 15,251,351 531,637,177 220,343,031
Net Increase/(Decrease) in Net Assets Resulting
From Operations $153,223,200 $18,345,604 $538,134,466 $231,338,679
(a) Includes foreign capital gain taxes paid of  $8,222.

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Large Cap Value
Portfolio
Limited Maturity
Bond Portfolio
Low Volatility
Equity Portfolio
Mid Cap Growth
Portfolio
Mid Cap Index
Portfolio
Mid Cap Stock
Portfolio
Mid Cap Value
Portfolio
$33,300,691 $90,044 $819,438 $140,323 $4,794,547 $11,982,005 $630,444
1 13,685,565 269 — 17,511 — —
— 17,574 — — — — —
6 28,440 3,071 3,140 63,488 55,423 —
769,489 — 13,586 36,957 227,493 1,362,044 27,259
(278,851) — (61,836) (412) — — —
33,791,336 13,821,623 774,528 180,008 5,103,039 13,399,472 657,703
7,468,324 1,595,017 159,045 233,976 572,384 6,712,403 206,309
246,603 102,788 39,506 40,303 83,653 216,755 39,676
25,775 20,090 18,263 18,272 19,796 24,411 18,253
27,537 12,799 8,874 4,130 5,689 18,040 1,419
6,154 3,491 2,155 2,151 3,002 5,565 2,144
— — — — — — —
2,500 2,500 2,500 2,500 2,500 2,500 2,500
10,534 6,468 4,574 4,576 10,441 18,415 4,576
18,139 32,099 15,222 10,226 13,403 20,590 11,594
7,805,566 1,775,252 250,139 316,134 710,868 7,018,679 286,471
— — (11,571) (50,962) — — (38,900)
7,805,566 1,775,252 238,568 265,172 710,868 7,018,679 247,571
25,985,770 12,046,371 535,960 (85,164) 4,392,171 6,380,793 410,132
8,219,769 (4,710,922) 840,157 (367,842) (535,599) 81,225,460 (386,291)
390 — — — — — —
— (218,760) 60,765 — 376,526 — —
(22,479) — (7,864) — — — —
90,089,182 10,074,966 1,019,847 8,737,222 43,819,125 115,598,203 2,822,984
(390) — — — — — —
— 146,773 16,710 — 617,099 — —
16,371 — (1,752) — — — —
— — — — — — —
98,302,843 5,292,057 1,927,863 8,369,380 44,277,151 196,823,663 2,436,693
$124,288,613 $17,338,428 $2,463,823 $8,284,216 $48,669,322 $203,204,456 $2,846,825

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended June 30, 2023 (unaudited)
Moderate Allocation
Portfolio
Moderately
Aggressive
Allocation Portfolio
Moderately
Conservative
Allocation Portfolio
Investment Income
Dividends $17,956,454 $13,322,933 $5,304,144
Interest 42,240,571 15,709,389 33,739,408
Income from mortgage dollar rolls 36,535 14,080 35,854
Affiliated income from securities loaned, net 116,895 58,125 72,704
Income from affiliated investments 24,460,377 15,370,428 10,297,768
Non cash income from affiliated investments 51,312,539 39,534,176 25,203,717
Foreign tax withholding (57,575) (40,293) (18,792)
Total Investment Income 136,065,796 83,968,838 74,634,803
Expenses
Adviser fees 27,046,079 20,805,219 12,275,894
Administrative service fees 807,134 575,612 404,857
Audit and legal fees 46,499 38,130 32,394
Custody fees 70,483 47,954 47,724
Insurance expenses 18,097 13,006 9,910
Pricing service fees — — —
Transfer agent fees 2,500 2,500 2,500
Directors' fees 168,394 117,575 81,247
Other expenses 96,851 81,792 63,249
Total Expenses Before Reimbursement 28,256,037 21,681,788 12,917,775
Less:
Reimbursement from adviser (8,277,140) (7,338,395) (3,040,019)
Total Net Expenses 19,978,897 14,343,393 9,877,756
Net Investment Income/(Loss) 116,086,899 69,625,445 64,757,047
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 76,474,265 43,272,185 19,948,218
Affiliated investments (3,176,963) (36,117,626) (11,701,008)
Class action settlements — — —
Distributions of realized capital gains from affiliated investments 88,760,187 77,541,578 27,580,196
Written option contracts 156,328 62,078 95,156
Futures contracts 78,277,285 52,549,578 21,876,967
Foreign currency transactions (23,006) (12,253) (7,191)
Swap agreements 3,812,206 3,202,922 (171,650)
Change in net unrealized appreciation/(depreciation) on:
Investments 299,260,780 237,083,235 88,460,540
Affiliated investments 112,026,308 161,023,699 47,300,609
Written option contracts (88,766) (35,249) (54,032)
Futures contracts 42,285,508 29,222,565 12,193,564
Foreign currency transactions 2,269 553 272
Swap agreements (3,977,836) (3,369,431) 229,806
Net Realized and Unrealized Gains/(Losses) 693,788,565 564,423,834 205,751,447
Net Increase/(Decrease) in Net Assets Resulting
From Operations $809,875,464 $634,049,279 $270,508,494

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Money Market
Portfolio
Multidimensional
Income Portfolio
Opportunity
Income Plus
Portfolio
Real Estate
Securities
Portfolio
Small Cap
Growth Portfolio
Small Cap Index
Portfolio
Small Cap Stock
Portfolio
$332,449 $310,302 $176,548 $3,008,134 $235,370 $8,193,464 $5,621,201
8,082,095 857,866 3,989,551 1,733 — 2,244 —
— 6,289 2,170 — — — —
— 14,022 19,291 — 7,401 60,956 16,953
— 132,057 176,897 27,143 69,791 11,288 468,260
— 115,970 502,945 — — — —
— — — — (2,958) (7,295) (59,611)
8,414,544 1,436,506 4,867,402 3,037,010 309,604 8,260,657 6,046,803
435,103 149,810 448,867 604,566 404,802 926,198 2,973,517
64,587 39,631 50,261 48,703 43,602 113,727 111,472
18,319 17,870 18,254 18,619 18,386 20,780 20,707
3,732 10,181 15,577 2,837 7,847 14,491 8,772
2,579 2,170 2,399 2,377 2,206 3,384 3,508
— 15,015 39,025 — — — —
2,500 2,500 2,500 2,500 2,500 2,500 2,500
6,413 4,574 4,537 4,582 4,574 17,005 7,885
11,654 10,493 12,788 10,353 10,150 15,835 13,006
544,887 252,244 594,208 694,537 494,067 1,113,920 3,141,367
— (34,339) — — (18,424) — —
544,887 217,905 594,208 694,537 475,643 1,113,920 3,141,367
7,869,657 1,218,601 4,273,194 2,342,473 (166,039) 7,146,737 2,905,436
7,250 (2,258,084) (2,186,620) 3,224,697 (3,451,669) (18,384,202) (2,625,265)
— (182,408) (1,702,764) — — — —
— — — — — — 212,873
— — — — — — —
— — 12,008 — — — —
— — (88,194) 37,183 — 42,773 —
— — — — (818) — (682)
— (11,918) (147,571) — — — —
26,359 2,741,253 4,271,302 (1,242,149) 10,976,566 65,607,934 45,937,244
— 226,798 2,094,897 — — — —
— — (6,818) — — — —
— — (11,775) 37,511 — 21,706 —
— — — — 401 — (32)
— (36,238) 94,128 — — — —
33,609 479,403 2,328,593 2,057,242 7,524,480 47,288,211 43,524,138
$7,903,266 $1,698,004 $6,601,787 $4,399,715 $7,358,441 $54,434,948 $46,429,574

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.

Aggressive Allocation Portfolio All Cap Portfolio
For the periods ended
6/30/2023
(unaudited) 12/31/2022
6/30/2023
(unaudited) 12/31/2022
Operations
Net investment income/(loss) $15,858,904 $19,520,456 $727,685 $1,500,442
Net realized gains/(losses) 48,597,342 52,143,949 1,305,368 661,397
Change in net unrealized appreciation/(depreciation) 140,163,581 (455,361,204) 18,223,085 (34,385,430)
Net Change in Net Assets Resulting From Operations
204,619,827 (383,696,799) 20,256,138 (32,223,591)
Distributions to Shareholders
From net investment income/net realized gains (67,126,159) (226,382,928) (2,084,328) (27,556,015)
Total Distributions to Shareholders
(67,126,159) (226,382,928) (2,084,328) (27,556,015)
Capital Stock Transactions
Sold 13,152,177 57,436,385 1,982,186 6,806,669
Distributions reinvested 67,126,159 226,382,928 2,084,328 27,556,015
Redeemed (30,858,839) (48,781,440) (5,541,189) (9,345,107)
Total Capital Stock Transactions 49,419,497 235,037,873 (1,474,675) 25,017,577
Net Increase/(Decrease) in Net Assets 186,913,165 (375,041,854) 16,697,135 (34,762,029)
Net Assets, Beginning of Period 1,769,079,804 2,144,121,658 142,902,537 177,664,566
Net Assets, End of Period $1,955,992,969 $1,769,079,804 $159,599,672 $142,902,537
Capital Stock Share Transactions
Sold 809,388 3,351,511 140,653 429,263
Distributions reinvested 4,087,351 14,646,170 143,588 2,109,826
Redeemed (1,887,706) (2,793,527) (396,411) (601,238)
Total Capital Stock Share Transactions
3,009,033 15,204,154 (112,170) 1,937,851

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Balanced Income Plus Portfolio
Diversified Income Plus
Portfolio
Emerging Markets Equity
Portfolio ESG Index Portfolio
6/30/2023
(unaudited) 12/31/2022
6/30/2023
(unaudited) 12/31/2022
6/30/2023
(unaudited) 12/31/2022
6/30/2023
(unaudited) 12/31/2022
$6,360,469 $11,386,483 $14,599,039 $25,318,827 $723,700 $533,073 $234,998 $405,284
559,429 (8,211,921) (4,723,655) (29,441,587) 8,186,164 (493,862) (45,088) (937,019)
19,678,646 (72,166,313) 25,170,688 (102,237,977) (6,009,789) (24,995,031) 5,990,290 (7,927,632)
26,598,544 (68,991,751) 35,046,072 (106,360,737) 2,900,075 (24,955,820) 6,180,200 (8,459,367)
(11,188,315) (44,242,648) (26,229,742) (68,702,107) (2,033,309) (1,566,407) (398,109) (845,568)
(11,188,315) (44,242,648) (26,229,742) (68,702,107) (2,033,309) (1,566,407) (398,109) (845,568)
1,834,856 4,736,468 1,956,312 7,837,548 1,037,588 3,556,551 2,700,471 12,606,354
11,188,315 44,242,648 26,229,742 68,702,107 2,033,309 1,566,407 398,109 845,568
(18,824,606) (37,852,729) (45,101,398) (89,119,479) (4,124,313) (8,093,464) (3,463,016) (3,540,039)
(5,801,435) 11,126,387 (16,915,344) (12,579,824) (1,053,416) (2,970,506) (364,436) 9,911,883
9,608,794 (102,108,012) (8,099,014) (187,642,668) (186,650) (29,492,733) 5,417,655 606,948
404,955,975 507,063,987 689,639,934 877,282,602 67,616,370 97,109,103 35,110,659 34,503,711
$414,564,769 $404,955,975 $681,540,920 $689,639,934 $67,429,720 $67,616,370 $40,528,314 $35,110,659
132,297 296,520 269,380 947,595 78,808 247,927 199,067 890,265
811,347 3,292,599 3,687,422 9,667,639 159,228 120,522 27,271 65,257
(1,360,539) (2,614,335) (6,194,658) (11,703,811) (318,756) (593,915) (256,086) (255,453)
(416,895) 974,784 (2,237,856) (1,088,577) (80,720) (225,466) (29,748) 700,069

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Global Stock Portfolio Government Bond Portfolio
For the periods ended
6/30/2023
(unaudited) 12/31/2022
6/30/2023
(unaudited) 12/31/2022
Operations
Net investment income/(loss) $15,016,157 $19,220,561 $2,519,211 $4,000,566
Net realized gains/(losses) 30,927,620 (27,222,722) (2,373,953) (7,806,214)
Change in net unrealized appreciation/(depreciation) 122,893,166 (290,774,529) 2,175,996 (17,140,372)
Net Change in Net Assets Resulting From Operations
168,836,943 (298,776,690) 2,321,254 (20,946,020)
Distributions to Shareholders
From net investment income/net realized gains (17,219,622) (181,296,058) (2,528,953) (3,990,874)
Total Distributions to Shareholders
(17,219,622) (181,296,058) (2,528,953) (3,990,874)
Capital Stock Transactions
Sold 769,176 3,234,364 4,354,778 6,981,277
Distributions reinvested 17,219,622 181,296,058 2,528,953 3,990,874
Redeemed (11,710,069) (20,341,309) (6,946,163) (26,619,514)
Total Capital Stock Transactions 6,278,729 164,189,113 (62,432) (15,647,363)
Net Increase/(Decrease) in Net Assets 157,896,050 (315,883,635) (270,131) (40,584,257)
Net Assets, Beginning of Period 1,262,086,149 1,577,969,784 168,297,886 208,882,143
Net Assets, End of Period $1,419,982,199 $1,262,086,149 $168,027,755 $168,297,886
Capital Stock Share Transactions
Sold 63,763 224,566 439,020 665,401
Distributions reinvested 1,363,930 15,910,560 255,506 391,638
Redeemed (964,810) (1,600,781) (702,893) (2,578,065)
Total Capital Stock Share Transactions
462,883 14,534,345 (8,367) (1,521,026)

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Healthcare Portfolio High Yield Portfolio Income Portfolio
International Allocation
Portfolio
6/30/2023
(unaudited) 12/31/2022
6/30/2023
(unaudited) 12/31/2022
6/30/2023
(unaudited) 12/31/2022
6/30/2023
(unaudited) 12/31/2022
$972,079 $1,443,181 $21,702,946 $40,784,609 $26,138,597 $47,574,732 $24,296,002 $36,820,858
16,475,324 3,754,321 (9,779,968) (14,904,983) (19,715,109) (59,369,471) 12,017,007 (138,032,461)
(13,896,900) (23,317,632) 23,384,583 (114,164,080) 42,385,367 (247,200,302) 116,910,191 (243,275,733)
3,550,503 (18,120,130) 35,307,561 (88,284,454) 48,808,855 (258,995,041) 153,223,200 (344,487,336)
(5,279,795) (31,375,831) (22,152,365) (41,450,069) (26,036,487) (93,249,096) (34,806,806) (175,097,833)
(5,279,795) (31,375,831) (22,152,365) (41,450,069) (26,036,487) (93,249,096) (34,806,806) (175,097,833)
1,363,092 6,103,959 8,113,319 22,922,020 17,123,826 11,582,878 847,014 5,842,966
5,279,795 31,375,831 22,152,365 41,450,069 26,036,487 93,249,096 34,806,806 175,097,833
(12,739,871) (17,206,725) (9,544,150) (91,322,072) (11,623,849) (243,946,440) (311,570,728) (31,429,366)
(6,096,984) 20,273,065 20,721,534 (26,949,983) 31,536,464 (139,114,466) (275,916,908) 149,511,433
(7,826,276) (29,222,896) 33,876,730 (156,684,506) 54,308,832 (491,358,603) (157,500,514) (370,073,736)
290,927,043 320,149,939 727,576,076 884,260,582 1,256,913,269 1,748,271,872 1,509,385,724 1,879,459,460
$283,100,767 $290,927,043 $761,452,806 $727,576,076 $1,311,222,101 $1,256,913,269 $1,351,885,210 $1,509,385,724
54,278 237,589 2,007,925 5,390,588 1,978,879 1,244,465 94,867 594,665
211,940 1,300,369 5,490,946 10,046,198 3,006,620 10,518,838 3,910,701 21,470,171
(509,581) (663,508) (2,375,261) (21,565,094) (1,349,896) (25,419,327) (35,359,639) (3,496,672)
(243,363) 874,450 5,123,610 (6,128,308) 3,635,603 (13,656,024) (31,354,071) 18,568,164

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

International Index Portfolio Large Cap Growth Portfolio
For the periods ended
6/30/2023
(unaudited) 12/31/2022
6/30/2023
(unaudited) 12/31/2022
Operations
Net investment income/(loss) $3,094,253 $3,893,545 $6,497,289 $4,494,975
Net realized gains/(losses) (372,334) (179,099) 101,176,546 225,508,476
Change in net unrealized appreciation/(depreciation) 15,623,685 (28,508,097) 430,460,631 (1,144,790,333)
Net Change in Net Assets Resulting From Operations
18,345,604 (24,793,651) 538,134,466 (914,786,882)
Distributions to Shareholders
From net investment income/net realized gains (3,566,633) (4,416,799) (237,707,488) (184,152,589)
Total Distributions to Shareholders
(3,566,633) (4,416,799) (237,707,488) (184,152,589)
Capital Stock Transactions
Sold 5,756,204 9,362,089 13,926,430 14,179,361
Distributions reinvested 3,566,633 4,416,799 237,707,488 184,152,589
Redeemed (971,399) (1,069,559) (45,059,720) (123,488,781)
Total Capital Stock Transactions 8,351,438 12,709,329 206,574,198 74,843,169
Net Increase/(Decrease) in Net Assets 23,130,409 (16,501,121) 507,001,176 (1,024,096,302)
Net Assets, Beginning of Period 153,768,743 170,269,864 1,751,849,493 2,775,945,795
Net Assets, End of Period $176,899,152 $153,768,743 $2,258,850,669 $1,751,849,493
Capital Stock Share Transactions
Sold 461,157 799,203 331,741 341,653
Distributions reinvested 282,257 398,574 5,629,171 4,662,657
Redeemed (77,943) (89,822) (1,087,301) (2,649,132)
Total Capital Stock Share Transactions
665,471 1,107,955 4,873,611 2,355,178

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Large Cap Index Portfolio Large Cap Value Portfolio Limited Maturity Bond Portfolio Low Volatility Equity Portfolio
6/30/2023
(unaudited) 12/31/2022
6/30/2023
(unaudited) 12/31/2022
6/30/2023
(unaudited) 12/31/2022
6/30/2023
(unaudited) 12/31/2022
$10,995,648 $21,029,423 $25,985,770 $48,172,322 $12,046,371 $17,184,152 $535,960 $745,789
2,488,054 9,012,602 8,197,680 125,556,092 (4,929,682) (2,561,053) 893,058 (849,975)
217,854,977 (343,680,501) 90,105,163 (292,994,700) 10,221,739 (54,601,620) 1,034,805 (5,910,993)
231,338,679 (313,638,476) 124,288,613 (119,266,286) 17,338,428 (39,978,521) 2,463,823 (6,015,179)
(28,860,404) (35,649,670) (170,861,739) (217,550,631) (12,152,743) (20,866,786) (705,125) (3,816,495)
(28,860,404) (35,649,670) (170,861,739) (217,550,631) (12,152,743) (20,866,786) (705,125) (3,816,495)
7,621,100 27,451,986 10,100,601 97,022,008 5,784,307 24,341,954 1,268,798 8,126,671
28,860,404 35,649,670 170,861,739 217,550,631 12,152,743 20,866,786 705,125 3,816,495
(33,521,611) (53,395,569) (41,483,472) (14,910,703) (29,887,072) (198,646,842) (4,162,517) (4,578,594)
2,959,893 9,706,087 139,478,868 299,661,936 (11,950,022) (153,438,102) (2,188,594) 7,364,572
205,438,168 (339,582,059) 92,905,742 (37,154,981) (6,764,337) (214,283,409) (429,896) (2,467,102)
1,391,796,882 1,731,378,941 2,474,930,942 2,512,085,923 803,330,094 1,017,613,503 53,704,566 56,171,668
$1,597,235,050 $1,391,796,882 $2,567,836,684 $2,474,930,942 $796,565,757 $803,330,094 $53,274,670 $53,704,566
139,494 505,599 467,171 4,252,754 614,834 2,525,916 100,529 621,591
495,292 685,924 8,486,398 10,948,808 1,290,624 2,203,855 55,691 315,069
(603,028) (936,915) (1,985,412) (690,275) (3,174,112) (20,641,640) (328,380) (348,614)
31,758 254,608 6,968,157 14,511,287 (1,268,654) (15,911,869) (172,160) 588,046

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Mid Cap Growth Portfolio Mid Cap Index Portfolio
For the periods ended
6/30/2023
(unaudited) 12/31/2022
6/30/2023
(unaudited) 12/31/2022
Operations
Net investment income/(loss) $(85,164) $(211,913) $4,392,171 $8,032,660
Net realized gains/(losses) (367,842) (7,164,752) (159,073) 19,221,625
Change in net unrealized appreciation/(depreciation) 8,737,222 (9,798,992) 44,436,224 (113,544,601)
Net Change in Net Assets Resulting From Operations
8,284,216 (17,175,657) 48,669,322 (86,290,316)
Distributions to Shareholders
From net investment income/net realized gains – (395,848) (28,784,021) (58,400,522)
Total Distributions to Shareholders
– (395,848) (28,784,021) (58,400,522)
Capital Stock Transactions
Sold 9,695,406 19,470,058 15,659,337 11,749,743
Distributions reinvested – 395,848 28,784,021 58,400,522
Redeemed (1,048,676) (3,686,487) (14,940,406) (21,810,990)
Total Capital Stock Transactions 8,646,730 16,179,419 29,502,952 48,339,275
Net Increase/(Decrease) in Net Assets 16,930,946 (1,392,086) 49,388,253 (96,351,563)
Net Assets, Beginning of Period 55,469,162 56,861,248 558,294,728 654,646,291
Net Assets, End of Period $72,400,108 $55,469,162 $607,682,981 $558,294,728
Capital Stock Share Transactions
Sold 774,683 1,549,713 788,229 581,097
Distributions reinvested – 33,984 1,504,252 3,225,265
Redeemed (84,762) (286,733) (763,286) (1,053,216)
Total Capital Stock Share Transactions
689,921 1,296,964 1,529,195 2,753,146

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Mid Cap Stock Portfolio Mid Cap Value Portfolio Moderate Allocation Portfolio
Moderately Aggressive
Allocation Portfolio
6/30/2023
(unaudited) 12/31/2022
6/30/2023
(unaudited) 12/31/2022
6/30/2023
(unaudited) 12/31/2022
6/30/2023
(unaudited) 12/31/2022
$6,380,793 $9,153,358 $410,132 $546,998 $116,086,899 $163,596,644 $69,625,445 $89,840,192
81,225,460 109,628,206 (386,291) 344,314 244,280,302 99,955,604 140,498,462 213,133,386
115,598,203 (574,215,616) 2,822,984 (3,063,128) 449,508,263 (2,115,269,455) 423,925,372 (1,668,569,631)
203,204,456 (455,434,052) 2,846,825 (2,171,816) 809,875,464 (1,851,717,207) 634,049,279 (1,365,596,053)
(115,583,888) (388,045,009) (912,644) (133,109) (243,173,617) (930,942,279) (277,715,892) (723,646,972)
(115,583,888) (388,045,009) (912,644) (133,109) (243,173,617) (930,942,279) (277,715,892) (723,646,972)
11,922,337 14,320,891 5,360,387 29,129,012 – – 109,190 7,855,227
115,583,888 388,045,009 912,644 133,109 243,173,617 930,942,279 277,715,892 723,646,972
(12,352,945) (138,085,321) (8,040,125) (4,078,572) (452,225,689) (858,252,823) (268,582,214) (376,762,678)
115,153,280 264,280,579 (1,767,094) 25,183,549 (209,052,072) 72,689,456 9,242,868 354,739,521
202,773,848 (579,198,482) 167,087 22,878,624 357,649,775 (2,709,970,030) 365,576,255 (1,734,503,504)
2,050,545,139 2,629,743,621 53,185,879 30,307,255 8,954,111,389 11,664,081,419 6,211,535,010 7,946,038,514
$2,253,318,987 $2,050,545,139 $53,352,966 $53,185,879 $9,311,761,164 $8,954,111,389 $6,577,111,265 $6,211,535,010
630,779 689,396 328,995 1,807,395 – – 7,604 519,933
6,316,439 22,043,879 56,740 8,676 17,777,669 71,543,803 18,900,981 51,438,125
(646,706) (5,512,659) (503,376) (255,489) (33,306,664) (60,396,078) (18,206,722) (23,921,694)
6,300,512 17,220,616 (117,641) 1,560,582 (15,528,995) 11,147,725 701,863 28,036,364

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Moderately Cons ervative
Allocation Portfolio Money Market Portfolio
For the periods ended
6/30/2023
(unaudited) 12/31/2022
6/30/2023
(unaudited) 12/31/2022
Operations
Net investment income/(loss) $64,757,047 $103,896,941 $7,869,657 $4,523,976
Net realized gains/(losses) 57,620,688 (21,269,951) 7,250 (649)
Change in net unrealized appreciation/(depreciation) 148,130,759 (902,579,604) 26,359 (26,359)
Net Change in Net Assets Resulting From Operations
270,508,494 (819,952,614) 7,903,266 4,496,968
Distributions to Shareholders
From net investment income/net realized gains (124,193,177) (329,805,599) (7,907,380) (4,486,354)
Total Distributions to Shareholders
(124,193,177) (329,805,599) (7,907,380) (4,486,354)
Capital Stock Transactions
Sold – 1,107,108 58,887,179 165,453,831
Distributions reinvested 124,193,177 329,805,599 7,907,380 4,486,354
Redeemed (280,768,461) (511,610,877) (32,544,089) (65,821,239)
Total Capital Stock Transactions (156,575,284) (180,698,170) 34,250,470 104,118,946
Net Increase/(Decrease) in Net Assets (10,259,967) (1,330,456,383) 34,246,356 104,129,560
Net Assets, Beginning of Period 4,362,799,150 5,693,255,533 339,171,412 235,041,852
Net Assets, End of Period $4,352,539,183 $4,362,799,150 $373,417,768 $339,171,412
Capital Stock Share Transactions
Sold – 79,039 58,887,179 165,453,831
Distributions reinvested 10,324,566 28,056,623 7,907,380 4,486,354
Redeemed (23,185,552) (40,758,690) (32,544,089) (65,821,239)
Total Capital Stock Share Transactions
(12,860,986) (12,623,028) 34,250,470 104,118,946

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Multidimensional Income
Portfolio
Opportunity Income Plus
Portfolio Real Estate Securities Portfolio Small Cap Growth Portfolio
6/30/2023
(unaudited) 12/31/2022
6/30/2023
(unaudited) 12/31/2022
6/30/2023
(unaudited) 12/31/2022
6/30/2023
(unaudited) 12/31/2022
$1,218,601 $2,525,834 $4,273,194 $8,138,038 $2,342,473 $3,369,057 $(166,039) $(363,659)
(2,452,410) (1,929,241) (4,113,141) (9,392,121) 3,261,880 5,155,389 (3,452,487) (5,740,038)
2,931,813 (9,763,936) 6,441,734 (22,967,275) (1,204,638) (66,763,444) 10,976,967 (17,881,817)
1,698,004 (9,167,343) 6,601,787 (24,221,358) 4,399,715 (58,238,998) 7,358,441 (23,985,514)
(2,624,715) (1,594,569) (4,344,206) (8,239,622) (8,660,063) (6,295,852) – (6,766,335)
(2,624,715) (1,594,569) (4,344,206) (8,239,622) (8,660,063) (6,295,852) – (6,766,335)
589,115 16,064,470 984,052 8,803,454 2,059,190 6,692,758 12,584,339 20,096,341
2,624,715 1,594,569 4,344,206 8,239,622 8,660,063 6,295,852 – 6,766,335
(6,344,905) (8,184,257) (17,643,211) (35,523,582) (8,890,981) (18,440,197) (1,692,935) (7,589,591)
(3,131,075) 9,474,782 (12,314,953) (18,480,506) 1,828,272 (5,451,587) 10,891,404 19,273,085
(4,057,786) (1,287,130) (10,057,372) (50,941,486) (2,432,076) (69,986,437) 18,249,845 (11,478,764)
56,297,778 57,584,908 184,368,322 235,309,808 161,418,190 231,404,627 92,721,489 104,200,253
$52,239,992 $56,297,778 $174,310,950 $184,368,322 $158,986,114 $161,418,190 $110,971,334 $92,721,489
62,976 1,544,353 112,399 933,786 76,788 201,627 866,892 1,350,160
292,444 174,604 493,922 912,450 345,933 220,792 – 509,786
(672,838) (878,170) (2,007,975) (3,908,007) (333,405) (606,341) (119,104) (481,017)
(317,418) 840,787 (1,401,654) (2,061,771) 89,316 (183,922) 747,788 1,378,929

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Small Cap Index Portfolio Small Cap Stock Portfolio
For the periods ended
6/30/2023
(unaudited) 12/31/2022
6/30/2023
(unaudited) 12/31/2022
Operations
Net investment income/(loss) $7,146,737 $11,146,425 $2,905,436 $6,438,125
Net realized gains/(losses) (18,341,429) 15,392,541 (2,413,074) 117,492,647
Change in net unrealized appreciation/(depreciation) 65,629,640 (166,583,473) 45,937,212 (223,843,806)
Net Change in Net Assets Resulting From Operations
54,434,948 (140,044,507) 46,429,574 (99,913,034)
Distributions to Shareholders
From net investment income/net realized gains (35,691,545) (73,395,479) (123,510,401) (157,108,118)
Total Distributions to Shareholders
(35,691,545) (73,395,479) (123,510,401) (157,108,118)
Capital Stock Transactions
Sold 19,245,467 198,314,026 20,749,449 23,260,675
Distributions reinvested 35,691,545 73,395,479 123,510,401 157,108,118
Redeemed (22,572,854) (43,673,677) (5,532,679) (12,333,231)
Total Capital Stock Transactions 32,364,158 228,035,828 138,727,171 168,035,562
Net Increase/(Decrease) in Net Assets 51,107,561 14,595,842 61,646,344 (88,985,590)
Net Assets, Beginning of Period 908,908,974 894,313,132 865,273,177 954,258,767
Net Assets, End of Period $960,016,535 $908,908,974 $926,919,521 $865,273,177
Capital Stock Share Transactions
Sold 1,057,501 11,025,639 1,089,171 1,165,573
Distributions reinvested 1,954,502 4,056,030 7,571,148 8,869,650
Redeemed (1,195,096) (2,172,044) (297,494) (605,172)
Total Capital Stock Share Transactions
1,816,907 12,909,625 8,362,825 9,430,051

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2023
(unaudited)

(1) ORGANIZATION
Thrivent Series Fund, Inc. ("the Fund"), a corporation
organized under the laws of Minnesota, is registered under the
Investment Company Act of 1940 (the “1940 Act”). The Fund is
divided into 32 separate series (each, a “Portfolio” and, collectively, the "Portfolios"), each with its own investment objective and policies. The Fund consists of four asset allocation Portfolios, three income plus Portfolios, nineteen equity Portfolios, five fixed-income
Portfolios, and one money market Portfolio. The assets of each
Portfolio are segregated, and each has a separate class of capital stock.
Shares in the Fund are currently sold, without sales
charges, to separate accounts of Thrivent Financial for Lutherans
("Thrivent" or the "Adviser"), which are used to fund benefits of variable life insurance and variable annuity contracts issued by
Thrivent, separate accounts of insurance companies not affiliated with Thrivent, and other Portfolios.
Each of the Portfolios is an investment company that follows the accounting and reporting guidance of the Financial Accounting
Standards Board ("FASB") Accounting Standards Codification Topic
946 - Financial Services - Investment Companies.
Under the Fund’s organizational documents, its officers and
directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with service providers and others that provide general damage clauses. The
Fund’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Fund.
However, based on experience, the Fund expects the risk of loss to be remote.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Portfolios record their
investments at fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Portfolios' investments are recorded at fair value determined in good faith when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time.  Security prices are based on quotes that are obtained from an independent pricing service approved by the Fund's Board of Directors (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price.  Exchange cleared swap agreements are valued at the clearinghouse end of day price. Swap agreements not cleared on exchanges will be valued using the mid-price from the primary approved pricing service.  Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service.  Investments in open-ended mutual funds are valued at their net asset value at the close of each business day.
Thrivent Money Market seeks to maintain a stable net asset value of $1.00 per share, pursuant to procedures established by the
Board, and generally utilizes the amortized cost method. Valuing securities held by Thrivent Money Market on the basis of amortized cost (which approximates market value) involves a constant
amortization of premium or accretion of discount to maturity. The
Thrivent Money Market will not value a security at amortized cost, but will instead make a fair value determination of each security, if it determines that amortized cost is not approximately the same as the fair value of the security.
The Board has chosen the Portfolios' Investment Adviser as the valuation designee, responsible for daily valuation of the Portfolios'
securities.  The Adviser has formed a Valuation Committee (the
“Committee”) that is responsible for overseeing the Portfolios’
valuation policies in accordance with Valuation Policies and
Procedures.  The Committee meets on a monthly and on an as-
needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing,
international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the
Portfolios.  Examples of such events include trading halts, national news/events, and issuer-specific developments.  If the Committee decides that such events warrant using fair value estimates, the
Committee will take such events into consideration in determining the fair value of such securities.  If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles (“GAAP”), the various inputs used to determine the fair value of the Portfolios’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2023
(unaudited)

value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Portfolios value
certain foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of
securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Portfolios do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of
Operations.
For federal income tax purposes, the Portfolios treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Federal Income Taxes
— No provision has been made for
income taxes because each Portfolio’s policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each
Portfolio to distribute an amount sufficient to avoid imposition of any federal excise tax. The Portfolios, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each
Portfolio is treated as a separate taxable entity for federal income tax purposes. Certain Portfolios may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
GAAP requires management of the Portfolios (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not”
standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-
likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Portfolios include U.S. Federal and certain state jurisdictions as well as certain foreign countries.  The Portfolios' federal income tax returns are subject to examination for a period of three years after the filing of the return for the tax period. State returns may be subject to examination for an additional year depending on the jurisdiction.
The Portfolios have no examinations in progress and none are expected at this time.
As of June 30, 2023, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the
Portfolios’ tax liability, financial position or results of operations.
There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Foreign Income Taxes
— Portfolios are subject to foreign
income taxes imposed by certain countries in which they invest.
Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding in the Statement of
Operations. The Portfolios pay tax on foreign capital gains, where applicable. Taxes paid on foreign capital gains, if any, are included in the net realized gains/(losses) on investments on the Statement of Operations.
Expenses and Income
— Estimated expenses are accrued daily.
The Portfolios are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a
Portfolio are allocated among all appropriate Portfolios in proportion to their respective net assets or number of shareholder accounts, or other reasonable basis.
Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium.  Paydown gains and losses on mortgage-
backed and asset-backed securities are recorded as components of interest income.  Dividend income and capital gain distributions are recorded on the ex-dividend date.  However, certain dividends from foreign securities are recorded as soon as the information is available to the Portfolios.  Non-cash income, if any, is recorded at the fair market value of the securities received.

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2023
(unaudited)

For certain securities, including real estate investment trusts, the Portfolios record distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.
Distributions to Shareholders
— Dividends and capital
gain distributions are recorded on the ex-dividend date. With the exception of the Money Market, net realized gains from securities transactions, if any, are paid at least annually after the close of the fiscal year. Any Portfolio subject to excise tax would require an additional distribution prior to the close of the fiscal year.
For the reporting period, dividends were declared daily and
reinvested monthly for Government Bond, High Yield, Income,
Limited Maturity Bond, Money Market and Opportunity Income Plus;
and declared and reinvested at least annually for all other Portfolios.
Derivative Financial Instruments
— Each of the Portfolios,
with the exception of the Money Market, may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Portfolio may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Portfolio’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Portfolio. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Portfolios because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the
seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts.
While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the
Portfolios. Using derivatives to hedge can guard against potential risks, but it also adds to the Portfolios’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
In order to define their contractual rights and to secure rights that will help the Portfolios mitigate their counterparty risk, the
Portfolios may enter into an International Swaps and Derivatives
Association, Inc. Master Agreement (“ISDA Master Agreement”) or
similar agreement with derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Portfolio and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Portfolio may, under certain circumstances, offset with the counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of derivative.
Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for
margining in excess of the minimum requirements in certain
situations. Collateral terms are contract specific for OTC derivatives
(foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the
Portfolio and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Portfolio has been noted in the Schedule of Investments. To the extent amounts due to a Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance. The Portfolios attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— All Portfolios, with the exception of the Money Market,
may buy put and call options and write put and covered call options.
The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2023
(unaudited)

against adverse movements in security prices or interest rates. The
Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Portfolio’s exposure to the underlying security while buying call options tends to increase a
Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default.
Writing put options tends to increase a Portfolio’s exposure to the underlying security while writing call options tends to decrease a Portfolio’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when the Portfolio has purchased an option, exercises that option, and the counterparty doesn’t buy from the Portfolio or sell to the Portfolio the underlying asset as required.
In the case where the Portfolio has written an option, the Portfolio doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Portfolio’s collateral posting requirements. As the option increases in value to the Portfolio, the Portfolio receives collateral from the counterparty.
Risks of loss may exceed amounts recognized on the Statement of
Assets and Liabilities.
During the six months ended June 30, 2023, Aggressive Allocation,
Balanced Income Plus, Diversified Income Plus, Government Bond,
Moderate Allocation, Moderately Aggressive Allocation, Moderately
Conservative Allocation, and Opportunity Income Plus used
options on mortgage backed securities to generate income and/or manage duration of the Portfolio.
Futures Contracts
— All Portfolios, with the exception of the
Money Market, may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.
When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked to cover open futures contracts. A futures
contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the six months ended June 30, 2023, Aggressive Allocation,
Balanced Income Plus, Diversified Income Plus, Government
Bond, Income, Limited Maturity Bond, Moderate Allocation,
Moderately Aggressive Allocation, Moderately Conservative
Allocation, and Opportunity Income Plus used treasury futures to manage the duration and yield curve exposure of the respective
Portfolio versus its benchmark.
During the six months ended June 30, 2023, Aggressive Allocation,
Balanced Income Plus, Diversified Income Plus, ESG Index,
Emerging Markets Equity, Global Stock, International Allocation,
International Index, Large Cap Index, Low Volatility Equity, Mid
Cap Index, Moderate Allocation, Moderately Aggressive Allocation,
Moderately Conservative Allocation, Real Estate Securities, and
Small Cap Index used equity futures to manage exposure to the equities market.
During the six months ended June 30, 2023, Aggressive
Allocation, Balanced Income Plus, Diversified Income Plus,
Moderate Allocation, Moderately Aggressive Allocation, and
Moderately Conservative Allocation used foreign exchange futures to hedge the currency risk.
Foreign Currency Forward Contracts
— In connection with
purchases and sales of securities denominated in foreign currencies, all Portfolios, with the exception of the Money Market, may enter into foreign currency forward contracts. Additionally, the Portfolios may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-denominated investments.
These contracts are recorded at value and the realized- and change in unrealized- foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Portfolios could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract.
A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and a Portfolio is exposed to counterparty risk equal to the discounted net amount of payments to the Portfolio.
During the six months ended June 30, 2023, Healthcare used
foreign currency forward transactions in order to hedge unwanted currency exposure.
Swap Agreements
— All Portfolios, with the exception of the Money
Market, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or
other costs. Swap transactions generally do not involve delivery of

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2023
(unaudited)

securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the
Statement of Assets and Liabilities and recorded as unrealized gain or loss.  The Portfolio accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Portfolio’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter. In these types of transactions, the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the Portfolio. This risk is partially mitigated by the
Portfolio’s collateral posting requirements. As the swap increases in value to the Portfolio, the Portfolio receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap (“CDS”) is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a CDS transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a CDS contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a CDS is said to buy protection whereas a seller of a CDS is said to sell protection. The Portfolios may be either the protection seller or the protection buyer.
Certain Portfolios enter into credit default derivative contracts directly through CDS or through credit default swap indices ("CDX
Indices"). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Portfolios sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Portfolios buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-
efficient and diversified structure.  If a default event as specified in the CDS reference entity agreement occurs, the Portfolio has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the six months ended June 30, 2023, Balanced Income
Plus, Diversified Income Plus, High Yield, Income, Moderate
Allocation, Moderately Aggressive Allocation, Moderately
Conservative Allocation, Multidimensional Income, and Opportunity
Income Plus used CDX indices (comprised of credit default swaps)
to help manage credit risk exposure within the Portfolio.
For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
The amounts presented in the tables below are offset first by financial instruments that have the right to offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral received/pledged. The actual amounts of collateral may be greater than the amounts presented in the tables.

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2023
(unaudited)

The following table presents the gross and net information about assets subject to master netting arrangements, as presented in the
Statement of Assets and Liabilities
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Portfolio
Gross Amounts
of Recognized
Assets
Gross
Amounts
Offset
Net Amounts
of Recognized
Assets
Financial
Instruments
Cash
Collateral
Received
Non-Cash
Collateral
Received Net Amount
Money Market
Repurchase Agreements 15,000,000 – 15,000,000 15,000,000 – – –
The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Portfolio
Gross Amounts
of Recognized
Liabilities
Gross
Amounts
Offset
Net Amounts
of Recognized
Liabilities
Financial
Instruments
Cash
Collateral
Pledged
Non-Cash
Collateral
Pledged
(**)
Net Amount
Aggressive Allocation
Securities Lending 1,117,250 – 1,117,250 1,094,842 – – 22,408
(^)
Balanced Income Plus
Securities Lending 2,051,510 – 2,051,510 2,002,609 – – 48,901
(^)
Diversified Income Plus
Securities Lending 7,573,786 – 7,573,786 7,381,562 – – 192,224
(^)
ESG Index
Securities Lending 18,175 – 18,175 17,279 – – 896
(^)
Global Stock
Securities Lending 3,324,166 – 3,324,166 3,259,145 – – 65,021
(^)
High Yield
Securities Lending 35,949,385 – 35,949,385 34,577,130 – – 1,372,255
(^)
Income
Securities Lending 23,538,338 – 23,538,338 22,838,540 – – 699,798
(^)
International Allocation
Securities Lending 4,843,140 – 4,843,140 4,623,053 – – 220,087
(^)
Limited Maturity Bond
Securities Lending 5,207,763 – 5,207,763 5,072,228 – – 135,535
(^)
Mid Cap Growth
Securities Lending 321,100 – 321,100 316,160 – – 4,940
(^)
Mid Cap Index
Securities Lending 6,866,700 – 6,866,700 6,677,851 – – 188,849
(^)
Mid Cap Stock
Securities Lending 17,824,680 – 17,824,680 17,245,480 – – 579,200
(^)
Moderate Allocation
Securities Lending 14,499,781 – 14,499,781 14,104,284 – – 395,497
(^)
Moderately Aggressive
Allocation
Securities Lending 8,455,314 – 8,455,314 8,283,915 – – 171,399
(^)
Moderately Conservative
Allocation
Securities Lending 8,754,098 – 8,754,098 8,501,636 – – 252,462
(^)
Multidimensional Income
Securities Lending 1,339,677 – 1,339,677 1,306,861 – – 32,816
(^)
Opportunity Income Plus
Securities Lending 2,519,856 – 2,519,856 2,442,868 – – 76,988
(^)
Small Cap Growth
Securities Lending 1,013,700 – 1,013,700 1,013,700 – – –
Small Cap Index
Securities Lending 11,023,615 – 11,023,615 10,662,121 – – 361,494
(^)
(**) Excess of collateral pledged to the counterparty may not be shown for financial reporting purposes.
(^) Net securities lending amounts represent the net amount payable to the counterparty in the event of a default.

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2023
(unaudited)

Mortgage Dollar Roll Transactions
— Certain Portfolios enter
into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal
National Mortgage Association and Federal Home Loan Mortgage
Corporation, in which the Portfolios sell mortgage securities and simultaneously agree to repurchase similar (same type and coupon)
securities at a later date at an agreed upon price. The Portfolios must maintain liquid securities having a value at least equal to the repurchase price (including accrued interest) for such dollar rolls.
In addition, the Portfolios are required to segregate collateral with the fund custodian (depending on market movements) on their
mortgage dollar rolls.  The value of the securities that the Portfolios are required to purchase may decline below the agreed upon
repurchase price of those securities.
During the period between the sale and repurchase, the Portfolios forgo principal and interest paid on the mortgage securities sold.
The Portfolios are compensated from negotiated fees paid by
brokers offered as an inducement to the Portfolios to "roll over" their purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract.  These purchase and sale transactions may increase portfolio turnover rate.  The fees received are recognized over the roll period and are included in
Income from mortgage dollar rolls in the Statement of Operations.
Securities Lending
— The Fund has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs
Bank USA doing business as Goldman Sachs Agency Lending
("GSAL"). The Agreement authorizes GSAL to lend securities
to authorized borrowers on behalf of the Portfolios. Pursuant to the Agreement, loaned securities are typically initially
collateralized equal to at least 102% of the market value of U.S.
securities and 105% of the market value of non-U.S. securities.
Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The Fund has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in Thrivent Cash Management
Trust. The Portfolios receive dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of Operations.  By investing any cash collateral it receives in these transactions, a Portfolio could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Portfolio could lose money.  Generally, in the event of borrower default, a Portfolio has the right to use the collateral to offset any losses incurred.  However, in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.
Some of these losses may be indemnified by the lending agent.
As of June 30, 2023, the value of securities on loan is as follows:
When-Issued and Delayed-Delivery Transactions
— Each
Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Portfolio may dispose of a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Portfolio has sold a security on a delayed-delivery basis, a Portfolio does not participate in future gains and losses with respect to the security.
Treasury Inflation Protected Securities
— Certain Portfolios
may invest in treasury inflation protected securities ("TIPS"). These securities are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The coupon interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for inflation. Any increase in the principal amount will be included as taxable interest in the Statement of Operations and received in cash upon maturity or sale of the security.
Repurchase Agreements
— Each Portfolio may engage in
repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Portfolios use a
Portfolio Securities on Loan
Aggressive Allocation $ 1,094,842
Balanced Income Plus 2,002,609
Diversified Income Plus 7,381,562
ESG Index 17,279
Global Stock 3,259,145
High Yield 34,577,130
Income 22,838,540
International Allocation 4,623,053
Limited Maturity Bond 5,072,228
Mid Cap Growth 316,160
Mid Cap Index 6,677,851
Mid Cap Stock 17,245,480
Moderate Allocation 14,104,284
Moderately Aggressive Allocation 8,283,915
Moderately Conservative Allocation 8,501,636
Multidimensional Income 1,306,861
Opportunity Income Plus 2,442,868
Small Cap Growth 1,025,620
Small Cap Index 10,662,121

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2023
(unaudited)

third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, a Portfolio could incur a loss due to a drop in the value of the security during the time it takes the Portfolio to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The Portfolios may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser or subadviser to be creditworthy. During the six months ended June 30, 2023, Money
Market engaged in this type of investment.
Stripped Securities
— Certain Portfolios may invest in interest only
and principal only stripped mortgage or asset backed securities.
These securities represent a participation in securities that are structured in classes with rights to receive different portions of the interest and principal. Interest only securities receive all the interest, and principal only securities receive all the principal. Interest only securities are particularly sensitive to changes in interest rates and therefore are subject to greater fluctuation in prices than typical interest bearing debt securities.  As interest rates rise, the value of the interest only security increases.  Similarly, as interest rates decrease, the value of the interest only security decreases.  If the underlying pool of mortgages or assets experience greater than anticipated prepayments of principal, a Portfolio may not fully recoup its initial investment in an interest only security. Principal only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.
The market value of these securities is also highly sensitive to changes in interest rates.  As interest rates increase, the price of the principal only security decreases.  Similarly, as interest rates decrease, the price of the principal only security increases.  The principal only security represents the payment with the longest maturity, therefore making it the most sensitive to interest rate changes.
Accounting Estimates
— The preparation of financial statements
in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Contingent Liabilities
— Thrivent Emerging Markets Equity
Portfolio received proceeds of $107,466.85 in connection with a
Settlement Agreement with Satyam Computer Services Ltd., which has now merged with Tech Mahindra Limited (“Tech Mahindra”). As part of the Settlement Agreement, Thrivent Emerging Markets Equity
must indemnify Tech Mahindra for any tax liability owed in relation to the settlement payments, up to a maximum of $51,232.27, or
50% of the gross settlement consideration paid to the Portfolio. This loss contingency has not been accrued as a liability because the amount of the potential indemnity and the likelihood of loss cannot be reasonably estimated and management does not expect that the
Portfolio’s assets will be subject to a loss contingency.
In the event of adversary action proceedings where a Portfolio is a defendant, a loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.  For the six months ended June 30, 2023, no
Portfolio reported an accrual for contingent liabilities.
Litigation
— Awards from class action litigation are recorded as a
reduction of cost if the Portfolio still owns the applicable securities on the payment date.  If the Portfolio no longer owns the applicable securities, the proceeds are recorded as realized gains.
Bank Loans (Leveraged Loans)
— Certain Portfolios may invest
in bank loans, which are senior secured loans that are made by banks or other lending institutions to companies that are typically rated below investment grade.  A Portfolio may invest in multiple series or tranches of a bank loan, with varying terms and different associated risks.  Transactions in bank loan securities may settle on a delayed basis, which may result in the proceeds of the
sale to not be readily available for a Portfolio to make additional investments.  Interest rates of bank loan securities typically reset periodically, as the rates are tied to a reference index rate, plus a premium.  Income is recorded daily on bank loan securities.  On an ongoing basis, a Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit of the bank loan.  This commitment fee is accrued as income over the term of the bank loan.  A Portfolio may receive consent and amendment fees for accepting an amendment to the current terms of a bank loan.  Consent and amendment fees are accrued as income when the changes to the bank loan are immaterial and to capital when the changes are material.
All or a portion of these bank loan commitments may be unfunded.
A Portfolio is obligated to fund these commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation. These unfunded bank loan commitments, which are marked-to-market daily, are presented in the Schedule of
Investments.
Line of Credit
— Each Portfolio (with the exception of Money
Market) along with other funds managed by the investment adviser or an affiliate, participate in a $100 million ($50 million committed,
$50 million uncommitted) credit facility (the "line of credit") issued by State Street Bank and Trust Company to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.  Interest is charged to each participating Portfolio based on its borrowings at the higher of the Federal Funds Rate or the Overnight Bank Funding Rate plus, in each case, 0.10% plus a margin of 1.25%.  Each borrowing
under the credit facility matures no later than 30 calendar days after the date of the borrowing.  Each participating Portfolio pays a commitment fee in proportion to their respective net assets.  The line of credit shall expire on December 19, 2023 unless extended by

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2023
(unaudited)

mutual agreement of State Street Bank and Trust Company and the
Portfolios. The Portfolios had no borrowings during the six months ended June 30, 2023.
Recent Accounting Pronouncements
—
Reference Rate Reform
In March 2020, the FASB issued Accounting Standards Update
("ASU") No. 2020-04 Reference Rate Reform, which provides optional guidance to ease the potential accounting burden associated with transitioning from the London Interbank Offered Rate ("LIBOR") and other reference rates expected to be discontinued. In December
2022, the FASB issued ASU No. 2022-06 as an update to this
standard which was effective immediately upon release and can be applied prospectively through December 31, 2024. At this
time, management is evaluating implications of these changes on financial statement disclosures.  Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadline.
Other
— For financial statement purposes, investment security transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Investment Advisory Fees
— The Fund has entered into an Investment Advisory Agreement with Thrivent, the Adviser. Under the Investment
Advisory Agreement, each of the Portfolios pays a fee for investment advisory services. The fees are accrued daily and paid monthly. The annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:
Portfolio (M-Millions) $0 to $500M
Over $500 to
$2,000M
Over $2,000 to
$5,000M
Over $5,000 to
$10,000M Over $10,000M
Aggressive Allocation 0.700% 0.700% 0.700% 0.675% 0.650%
Moderate Allocation 0.650% 0.625% 0.600% 0.575% 0.550%
Moderately Aggressive Allocation  0.700% 0.675% 0.650% 0.625% 0.600%
Moderately Conservative Allocation 0.600% 0.575% 0.550% 0.525% 0.500%
Portfolio (M-Millions) $0 to $50M Over $50 to $100M
 Over $100 to
$250M  Over $250M
Emerging Markets (until 4/29/23)  0.950% 0.950%  0.900%  0.850%
Emerging Markets (effective 4/30/23) 0.900% 0.900%  0.900% 0.850%
Healthcare 0.900% 0.850%  0.800%  0.750%
Low Volatility Equity 0.600% 0.600% 0.500% 0.500%
Multidimensional Income 0.550% 0.550%  0.500% 0.500%
Portfolio (M - Millions)
$0 to
$50M
Over $50
to $200M
Over
$200 to
$250M
Over
$250 to
$500M
Over
$500 to
$750M
Over
$750 to
$1,000M
Over
$1,000 to
$1,500M
Over
$1,500 to
$2,000M
Over
$2,000 to
$2,500M
Over
$2,500 to
$5,000M
Over
$5,000M
All Cap
0.550% 0.550% 0.550% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500%
Balanced Income Plus
0.550% 0.550% 0.550% 0.550% 0.500% 0.500% 0.475% 0.475% 0.475% 0.450% 0.425%
Diversified Income Plus
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
ESG Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Global Stock
0.650% 0.650% 0.650% 0.650% 0.575% 0.550% 0.475% 0.475% 0.475% 0.450% 0.425%
Government Bond
0.350% 0.350% 0.350% 0.300% 0.250% 0.250% 0.200% 0.150% 0.100% 0.100% 0.100%
High Yield
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
Income
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
International Allocation
0.700% 0.700% 0.700% 0.650% 0.650% 0.650% 0.625% 0.600% 0.600% 0.600% 0.600%
International Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Large Cap Growth
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
Large Cap Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Large Cap Value
0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600%
Limited Maturity Bond
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
Mid Cap Growth
0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Mid Cap Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Mid Cap Stock
0.700% 0.700% 0.650% 0.650% 0.650% 0.650% 0.600% 0.600% 0.600% 0.550% 0.525%

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2023
(unaudited)

Sub-Adviser Fees
— The subadvisory fees stated below are
included in the total investment advisory fees stated in the table above and do not increase the overall fees paid by the Portfolio.
International Allocation Portfolio
The Adviser had entered into a subadvisory agreement with
Goldman Sachs Asset Management, L.P. ("GSAM") for the
performance of subadvisory services.  The fee payable for GSAM for managing the international small- and mid-cap equities portion is equal to 0.58% of the first $250 million of average daily net assets and 0.54% of average daily net assets in excess of $250 million.  International Allocation Fund (presented under a separate shareholder report) is included in determining breakpoints for the assets managed by GSAM.
Emerging Markets Equity Portfolio
The Adviser had entered into a subadvisory agreement with
Aberdeen Asset Managers Limited (“Aberdeen”) for the performance of subadvisory services. The fee payable to Aberdeen is equal to
0.75% of the first $100 million of average daily net assets, 0.70%
of the next $150 million and 0.65% of average daily net assets over
$250 million.
Healthcare Portfolio
The Adviser had entered into a subadvisory agreement with
BlackRock Investment Management, LLC. for the performance of subadvisory services.  The fee payable to BlackRock is equal to
0.50% of the first $50 million of average daily net assets, 0.475% of the next $200 million, 0.45% of the next $250 million and 0.425% of average daily net assets over $500 million.
**Effective April 30, 2023, the Adviser terminated all existing subadvisory agreements for the Portfolios.  Transaction fees incurred by the sub-advised Portfolios as a result of the termination of the subadvisory agreements were borne directly by the Advisor.
Expense Reimbursements
— For the six months ended June
30, 2023, contractual expense reimbursements, as a percentage of net assets, were in effect:
Healthcare 0.05% 4/30/2024
For the six months ended June 30, 2023, contractual expense
reimbursements to limit expenses to the following percentages were in effect:
Expense reimbursements are accrued daily and paid by
Thrivent monthly. Thrivent does not recoup amounts previously reimbursed or waived in prior fiscal years, but may recoup
amounts reimbursed or waived in prior months within the same fiscal year. Acquired fund fees and expenses incurred by the
Portfolios by investing in other open-ended funds are excluded from reimbursements accrued by the Portfolios.
Subject to certain limitations, all Portfolios in the Fund except for Money Market may invest cash in other Portfolios in the Fund,
Thrivent Cash Management Trust, and Thrivent Core Funds. These
related-party transactions are subject to the same terms as non-
related party transactions. To avoid duplicate investment advisory fees, Thrivent reimburses an amount equal to any investment
advisory fees indirectly incurred by the Portfolios as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash
Management Trust. There are no advisory fees for Thrivent Core
Funds, and therefore no reimbursement is made related to an
investment in these funds.
Other Expenses
— The Fund has entered into an accounting and
administrative services agreement with Thrivent to provide certain accounting and administrative personnel and services to the
Portfolios. Each Portfolio pays a fee equal to the sum of $70,000 plus
0.017% of the Portfolio's average daily net assets to Thrivent.  These fees are accrued daily and paid monthly.  For the six months ended
June 30, 2023, Thrivent received aggregate fees for accounting and administrative personnel and services of $4,573,729 from the Fund.
The Fund has entered into an agreement with Thrivent Financial
Investor Services Inc. ("Thrivent Investor Services") to provide transfer agency and dividend payment services necessary to the
Portfolios.  The Portfolios pay an annual fixed fee per Portfolio.
Portfolio (M - Millions)
$0 to
$50M
Over $50
to $200M
Over
$200 to
$250M
Over
$250 to
$500M
Over
$500 to
$750M
Over
$750 to
$1,000M
Over
$1,000 to
$1,500M
Over
$1,500 to
$2,000M
Over
$2,000 to
$2,500M
Over
$2,500 to
$5,000M
Over
$5,000M
Mid Cap Value
0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Money Market
0.2 50% 0.2 50% 0.2 50% 0.2 50% 0. 2 50% 0.2 50% 0.2 50% 0.2 50% 0.2 50% 0.2 50% 0.2 50%
Opportunity Income Plus
0.500% 0.500% 0.500% 0.500% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450%
Real Estate Securities
0.750% 0.750% 0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Small Cap Growth
0.800% 0.800% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750%
Small Cap Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Small Cap Stock
0.700% 0.700% 0.650% 0.650% 0.650% 0.650% 0.600% 0.600% 0.600% 0.550% 0.525%
Portfolio
Expense
Reimbursement
Expiration
Date
Portfolio
Expense
Limit
Expiration
Date
Emerging Markets Equity
1
1.15% 4/30/2024
ESG Index 0.36% 4/30/2024
Low Volatility Equity 0.90% 4/30/2024
Mid Cap Growth 0.85% 4/30/2024
Mid Cap Value 0.90% 4/30/2024
Multidimensional Income 0.80% 4/30/2024
Small Cap Growth 0.94% 4/30/2024
1
Expense limit changed from 1.20% to 1.15% effective 4/30/2023.

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2023
(unaudited)

These fees are accrued daily and paid monthly.  For the six months ended June 30, 2023, Thrivent Investor Services received $80,001 from the Fund for transfer agent services.
Each Director who is not affiliated with the Adviser receives an annual fee from the Fund for services as a Director and is eligible to participate in a deferred compensation plan with respect to fees received from the Portfolios. Participants in the plan may designate their deferred Director’s fees as if invested in a Portfolio of the Fund.  Thrivent Money Market is not eligible for the deferral plan.
The value of each Director’s deferred compensation account will increase or decrease as if invested in shares of a particular Portfolio of Thrivent Series Fund. Each participant's fees as well as the change in value are included in Director’s fees in the Statement of
Operations. The deferred fees remain in the appropriate Portfolio of Thrivent Series Fund until distribution in accordance with the plan. The Payable for director deferred compensation, located in the Statement of Assets and Liabilities, is unsecured.
Those Directors not participating in the above plan
received $521,368 in fees from the Fund for the six months ended
June 30, 2023. In addition, the Fund reimbursed independent
Directors for reasonable expenses incurred in relation to attendance at Board meetings and industry conferences.
Certain officers and non-independent directors of the Fund
are officers and directors of Thrivent, however, they receive no compensation from the Fund. Affiliated employees and board
consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.
Acquired Fund Fees and Expenses
— Some Portfolios invest
in other open-ended funds. Fees and expenses of those underlying funds are not included in those Portfolios’ expense ratios reported in the Financial Highlights. The Portfolios indirectly bear their proportionate share of the annualized weighted average expense ratio of the underlying funds in which they invest.  The Adviser has contractually agreed, for as long as the current fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Asset Allocation Portfolios as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash
Management Trust. This contractual provision may be terminated upon the mutual agreement between the independent Directors
of the Fund and the Adviser. For the six months ended June 30,
2023, the following expense reimbursements, as a percentage of net assets, were in effect:
Aggressive Allocation 0.17% 4/30/2024
Moderate Allocation 0.18% 4/30/2024
Moderately Aggressive Allocation 0.23% 4/30/2024
Moderately Conservative Allocation 0.14% 4/30/2024
Interfund Lending
— The Portfolios may participate in an interfund
lending program (the "Program") pursuant to an exemptive order issued by the SEC.  The Program permits the Portfolios to borrow cash for temporary purposes from Thrivent Core Short-Term Reserve
Fund.  Interest is charged to each participating Portfolio based on its borrowings at the average of the repo rate and bank loan rate, each as defined in the Program.  Each borrowing made under the
Program matures no later than seven calendar days after the date of the borrowing, and each borrowing must be securitized by a pledge of segregated collateral with a market value at least equal to 102%
of the outstanding principal value of the loan.  For the six months ended June 30, 2023, none of the Portfolios borrowed cash through the Program.
(4) TAX INFORMATION
Distributions are based on amounts calculated in accordance
with applicable federal income tax regulations, which may differ from GAAP. To the extent these differences are permanent in nature,
GAAP requires such amounts to be reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. At fiscal year-end, the character and the amount of distributions, on a tax basis and components of distributable earnings, are finalized. Therefore, as of
June 30, 2023, the tax basis balance has not yet been determined.
At December 31, 2022, the following Portfolios had accumulated capital loss carryovers as follows:
   To the extent that these Portfolios realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.
Portfolio
Expense
Reimbursement Expiration Date
Portfolio
Capital Loss
Carryover
Balanced Income Plus $ 8,815,256
Diversified Income Plus 31,507,873
Emerging Markets Equity 503,814
ESG Index 523,593
Global Stock 35,866,640
Government Bond 9,118,069
High Yield 85,844,774
Income 57,923,923
International Allocation 145,974,624
International Index 255,019
Limited Maturity Bond 4,855,633
Low Volatility Equity 749,933
Mid Cap Growth 6,648,666
Moderately Conservative
Allocation 49,577,399
Money Market 794
Multidimensional Income 1,871,417
Opportunity Income Plus 13,498,858
Small Cap Growth 5,425,058

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2023
(unaudited)

(5) SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities
— For the
six months ended June 30, 2023, the cost of purchases and the proceeds from sales of investment securities, other than U.S.
Government and short-term securities, were as follows:
Purchases and Sales of U.S. Government Securities were:
Investments in Restricted Securities
— Certain Portfolios may
own restricted securities which were purchased in private placement transactions without registration under the Securities Act of 1933.
Unless such securities subsequently become registered, they
generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of June 30, 2023, the following Portfolios held restricted securities:
The Portfolios have no right to require registration of unregistered securities.
(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
The Portfolios are permitted engage in securities transactions with affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a
Portfolio from or to another Portfolio or fund that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers complies with Rule 17a-7 of the 1940 Act.  Further, as defined under the procedures, each transaction is executed at the current market price.
During the six months ended June 30, 2023, the following Portfolios engaged in purchase transactions pursuant to Rule 17a-7 of the
1940 Act.  These transactions were in excess of 0.045% of each portfolio's net assets:
During the six months ended June 30, 2023, the following Portfolios engaged in sale transactions pursuant to Rule 17a-7 of the 1940 Act.
These transactions were in excess of 0.045% of each portfolio's net assets:
In thousands
Portfolio Purchases
Sales/
Paydowns
Aggressive Allocation $ 310,168 $ 233,642
All Cap 69,657 72,969
Balanced Income Plus 66,882 71,397
Diversified Income Plus 91,985 124,256
Emerging Markets Equity 65,565 68,039
ESG Index 3,445 4,334
Global Stock 339,442 372,623
Government Bond 109 11,466
Healthcare 147,612 150,546
High Yield 116,648 101,670
Income 239,437 201,771
International Allocation 609,897 855,073
International Index 4,472 1,556
Large Cap Growth 539,863 555,381
Large Cap Index 12,563 25,584
Large Cap Value 320,280 323,906
Limited Maturity Bond 148,221 133,503
Low Volatility Equity 22,578 25,381
Mid Cap Growth 19,623 11,381
Mid Cap Index 44,984 46,696
Mid Cap Stock 401,926 392,739
Mid Cap Value 14,395 15,353
Moderate Allocation 1,127,193 1,394,966
Moderately Aggressive Allocation 874,537 1,016,272
Moderately Conservative Allocation 402,634 486,603
Multidimensional Income 5,195 14,430
Opportunity Income Plus 23,758 35,510
Real Estate Securities 79,553 85,109
Small Cap Growth 34,677 24,286
Small Cap Index 136,848 132,598
Small Cap Stock 242,696 235,687
In thousands
Portfolio Purchases
Sales/
Paydowns
Aggressive Allocation $ 35,363 $ 36,081
Balanced Income Plus 74,154 76,646
Diversified Income Plus 192,024 196,200
Government Bond 158,234 147,209
Income 80,955 62,782
Limited Maturity Bond 117,767 133,112
Moderate Allocation 544,110 546,858
Moderately Aggressive Allocation 192,220 191,680
Moderately Conservative Allocation 514,870 536,416
Multidimensional Income 25,151 21,120
Opportunity Income Plus 21,705 20,528
Portfolio
Number of
Securities
Percent of Portfolio's
Net Assets
Balanced Income Plus 2 0.02%
Diversified Income Plus 2 0.04%
High Yield 2 0.00%
Income 1 0.23%
Limited Maturity Bond 3 0.08%
Moderate Allocation 1 0.01%
Moderately Aggressive
Allocation 1 0.00%
Moderately Conservative
Allocation 1 0.01%
Multidimensional Income 2 0.08%
Opportunity Income Plus 2 0.03%
Portfolio Purchase Amount
Aggressive Allocation $5,981,736
Mid Cap Index 6,227,908
Small Cap Index 1,247,473

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2023
(unaudited)

(7) SHARES OF BENEFICIAL INTEREST
The shares of each Portfolio have equal rights and privileges with all shares of that Portfolio. Shares in the Fund are currently sold, without sales charges, to separate accounts of Thrivent, which are used to fund benefits of variable life insurance and variable annuity contracts issued by Thrivent, separate accounts of other insurance companies not affiliated with Thrivent, and other Portfolios.
As of June 30, 2023, authorized capital stock consists of ten billion shares as follows:
(8) SUBSEQUENT EVENTS
The Adviser of the Portfolios has evaluated the impact of
subsequent events through the issuance date of the financial statements, and, except as already included in the Notes to Financial
Statements, has determined that no items require disclosure.
(9) MARKET RISK
Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline.  The value of a Portfolio's investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio's benchmark index(es).  The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness, public health threats, war, terrorism, natural disasters or similar events.  As of June 30, 2023, the following
Portfolios had portfolio concentration greater than 25% in certain market sectors.
(10) SIGNIFICANT RISKS
Investing in the Portfolios involves risks.  The following is an alphabetical list of significant risks in investing in the Funds.  The risks applicable to each Fund are listed in the Portfolio Perspectives section above.
Allocation Risk
— The Portfolio’s investment performance
depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories.
Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Therefore, a principal risk of investing in the
Portfolio is that the allocation strategies used and the allocation decisions made will not produce the desired results.
China Risk
— There are special risks associated with investments
in China, Hong Kong and Taiwan (including Chinese issuers listed on Chinese and U.S. securities exchanges), such as risks relating to liquidity constraints, expropriation, nationalization, confiscatory taxation and exchange control regulations or currency blockage.
Rapid fluctuations in currency exchange rates, inflation and/or interest rates may negatively affect the economy and securities markets of China. In addition, there may be significant obstacles to obtaining information necessary to conduct investigations into or pursue litigation against companies located in or operating substantially in China, and shareholders may have limited legal remedies with respect to such investments. A reduction in spending
Portfolio Sales Proceeds
Realized
Gain/(Loss)
Balanced Income Plus $2,909,575 $215,639
Diversified Income Plus     3,883,402           235,480
Mid Cap Index 1,888,467 (675,905)
Moderate Allocation 17,882,452 (236,501)
Moderately Aggressive Allocation 21,769,331 899
Small Cap Index 6,081,443 3,396,440
Portfolio Shares Authorized Par Value
Aggressive Allocation 300,000,000 $ 0.01
All Cap 100,000,000 0.01
Balanced Income Plus 200,000,000 0.01
Diversified Income Plus 300,000,000 0.01
Emerging Markets Equity 100,000,000 0.01
ESG Index 100,000,000 0.01
Global Stock 300,000,000 0.01
Government Bond 100,000,000 0.01
Healthcare 100,000,000 0.01
High Yield 500,000,000 0.01
Income 500,000,000 0.01
International Allocation 500,000,000 0.01
International Index 100,000,000 0.01
Large Cap Growth 300,000,000 0.01
Large Cap Index 100,000,000 0.01
Large Cap Value 300,000,000 0.01
Limited Maturity Bond 300,000,000 0.01
Low Volatility Equity 100,000,000 0.01
Mid Cap Growth 100,000,000 0.01
Mid Cap Index 100,000,000 0.01
Mid Cap Stock 300,000,000 0.01
Mid Cap Value 100,000,000 0.01
Moderate Allocation 1,500,000,000 0.01
Moderately Aggressive Allocation 1,000,000,000 0.01
Moderately Conservative Allocation 900,000,000 0.01
Money Market 1,000,000,000 0.01
Multidimensional Income 100,000,000 0.01
Opportunity Income Plus 100,000,000 0.01
Real Estate Securities 100,000,000 0.01
Small Cap Growth 100,000,000 0.01
Small Cap Index 100,000,000 0.01
Small Cap Stock 200,000,000 0.01
Portfolio Sector
% Total
Net
Assets
Government Bond Mortgage-Backed Securities 29.4%
Government Bond U.S. Govt. & Agencies 40.7%
ESG Index Information Technology 30.5%
Healthcare Pharmaceuticals 30.2%
Income Financials 34.4%
Large Cap Growth Information Technology 34.4%
Large Cap Index Information Technology 28.0%
Limited Maturity Bond Financials 30.6%
Mid Cap Growth Information Technology 26.4%
Small Cap Stock Industrials 25.6%

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2023
(unaudited)

on Chinese products and services, the institution of additional tariffs or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and negatively impact the Portfolio’s performance.
Closed-End Fund (“CEF”) Risk
— Investments in CEFs are
subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s
portfolio; fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the
CEF owns (i.e., trading at a discount or premium to its net asset value); and that CEFs are permitted to invest in a greater amount of
“illiquid” securities than typical mutual funds. The Portfolio is subject to a pro-rata share of the management fees and expenses of each
CEF in addition to the Portfolio’s management fees and expenses, resulting in Portfolio shareholders subject to higher expenses than if they invested directly in CEFs.
Collateralized Debt Obligations Risk
— The risks of an
investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which the Portfolio invests. In addition to the typical risks associated with fixed income securities and asset-backed securities, CDOs carry additional risks including, but not limited to:
(i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value, and/or be downgraded; (iii)
the Portfolio may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Portfolio could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii)
the CDO’s manager may perform poorly.
Conflicts of Interest Risk
— An investment in the Portfolio will
be subject to a number of actual or potential conflicts of interest.
For example, the Adviser or its affiliates may provide services to the Portfolio for which the Portfolio would compensate the Adviser and/or such affiliates. The Portfolio may invest in other pooled investment vehicles sponsored, managed, or otherwise affiliated with the Adviser, including other Portfolios. The Adviser may have an incentive (financial or otherwise) to enter into transactions or arrangements on behalf of the Portfolio with itself or its affiliates in circumstances where it might not have done so otherwise.
The Adviser or its affiliates manage other investment funds and/
or accounts (including proprietary accounts) and have other clients with investment objectives and strategies that are similar to, or overlap with, the investment objective and strategy of the Portfolio, creating conflicts of interest in investment and allocation decisions regarding the allocation of investments that could be appropriate for the Portfolio and other clients of the Adviser or their affiliates.
Convertible Securities Risk
— Convertible securities are
subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Portfolio may also be forced to convert a convertible security at an inopportune time, which may decrease the Portfolio’s return.
Credit Risk
— Credit risk is the risk that an issuer of a debt security
to which the Portfolio is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Portfolio.
Cybersecurity Risk
— The Portfolios and their service providers
may be susceptible to operational, information security, privacy, fraud, business disruption, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events.
Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser, or other service providers (including, but not limited to, fund accountants, custodians, transfer agents, and financial intermediaries) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Portfolios’ ability to calculate their NAV, corrupting data or preventing parties from sharing information necessary for the Portfolios’ operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the
Portfolios or the Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cyber security risks are also present for issuers or securities in which the Portfolios may invest, which could result in material adverse consequences for such issuers and may cause the Portfolios’ investments in such companies to lose value. While the Portfolios’ service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems.
Additionally, the Portfolios cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Portfolios or their shareholders. Although each Portfolio attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Portfolio or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a Portfolio’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and a Portfolio and its shareholders may bear costs tied to these risks.
Derivatives Risk
— The use of derivatives (such as futures,
options, credit default swaps, and total return swaps) involves additional risks and transaction costs which could leave a Portfolio in a worse position than if it had not used these instruments.

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2023
(unaudited)

Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and a Portfolio could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Some derivatives may give rise to a form of economic leverage and may expose the Portfolio to greater risk and increase its costs. Such leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. Increases and decreases in the value of the Portfolio’s portfolio will be magnified when the Portfolio uses leverage.
Futures contracts, options on futures contracts, forward contracts, and options on derivatives can allow the Portfolio to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.
The success of a Portfolio’s derivatives strategies will depend on the Adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or
rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
Swap agreements may involve fees, commissions or other costs that may reduce a Portfolio’s gains from a swap agreement or may cause a Portfolio to lose money. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Portfolio to close out a position when desired.
Emerging Markets Risk
— The risks and volatility of investing
in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. A Portfolio may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Portfolio performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, accounting, recordkeeping and corporate governance systems
and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims.
Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities.
Equity Security Risk
— Equity securities held by the Portfolio may
decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the Portfolio may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries, which would make the Portfolio more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities are generally more volatile than most debt securities.
ESG (Environmental, Social, & Governance) Investment
Strategy Risk
— The Portfolio’s ESG investment strategy limits
the types and number of investment opportunities available to the
Portfolio and, as a result, the Portfolio may underperform other funds that do not have an ESG focus. The Portfolio’s ESG investment strategy may result in the Portfolio investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG standards. In addition, the Index
Provider may be unsuccessful in creating an index composed of companies that exhibit positive ESG characteristics.
ETF Risk
— An ETF is subject to the risks of the underlying
investments that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index, and the Portfolio will indirectly bear its proportionate share of any such fees and expenses paid by the
ETFs in which it invests. Because ETFs trade on an exchange, there is a risk that an ETF will trade at a discount to net asset value or that investors will fail to bring the trading price in line with the underlying shares (known as the arbitrage mechanism). There is the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities.
Financial Sector Risk
— To the extent that the financials sector
continues to represent a significant portion of the Portfolio, the
Portfolio will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector.
Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades,
changes in interest rates, and decreased liquidity in credit markets.
The impact of more stringent capital requirements, recent or future regulation of any individual financial company or recent or future regulation of the financials sector as a whole cannot be predicted.

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2023
(unaudited)

In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
Foreign Currency Risk
— The value of a foreign currency may
decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Portfolio does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk
— Foreign securities generally carry
more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Portfolio’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the
Portfolio’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid.
Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Futures Contract Risk
— The value of a futures contract tends to
increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.
Global Indexing Strategy/Index Tracking Risk
— The Portfolio
is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. The structure and composition of the Index will affect the performance, volatility, and risk of the
Index and, consequently, the performance, volatility, and risk of the
Portfolio. The securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. Less stringent regulatory, accounting, auditing, and disclosure requirements for issuers and markets are more common in certain foreign
countries and may make the data upon which the Index is based unreliable or stale. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Portfolio’s return may not match the return of the Index. The Portfolio incurs a number of operating expenses not applicable to the Index and incurs costs in buying and selling securities. In addition, the Portfolio may not be fully invested at times, generally as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The
Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Portfolio’s return and that of the Index.
Government Securities Risk
— The Portfolio invests in securities
issued or guaranteed by the U.S. government or its agencies
and instrumentalities (such as Federal Home Loan Bank, Ginnie
Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae
or Freddie Mac are not issued directly by the U.S. government.
Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-
related organizations such as Federal Home Loan Banks, Fannie
Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S.
government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively impacted by rising levels of indebtedness. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
Growth Investing Risk
— Growth style investing includes the risk
of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.
Healthcare Industry Risk
— As a sector fund that invests primarily
in the healthcare industry, the Portfolio is subject to the risk that the companies in that industry are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting their market segment. Due to the rapid pace of technological development, there is the risk that the products and services developed by these companies may become rapidly

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2023
(unaudited)

obsolete or have relatively short product cycles. There is also the risk that the products and services offered by these companies will not meet expectations or even reach the marketplace.
High Yield Risk
— High yield securities – commonly known as
“junk bonds” – to which the Portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected. High yield securities generally have a less liquid resale market.
Indexing Strategy/Index Tracking Risk
— The Portfolio is
managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. The structure and composition of the Index will affect the performance, volatility, and risk of the
Index and, consequently, the performance, volatility, and risk of the
Portfolio. While the Adviser seeks to track the performance of the
Index (i.e., achieve a high degree of correlation with the Index), the
Portfolio’s return may not match the return of the Index. The Portfolio incurs a number of operating expenses not applicable to the Index and incurs costs in buying and selling securities. In addition, the
Portfolio may not be fully invested at times, generally as a result of cash flows into or out of the Portfolio or reserves of cash held by the
Portfolio to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the
Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Portfolio’s return and that of the Index.
Inflation-Linked Security Risk
— Inflation-linked debt securities,
such as TIPS, are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Portfolio will not receive the principal until maturity.
There can also be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Portfolio’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the Consumer Price Index for
All Urban Consumers (CPI-U) or other relevant pricing index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.
Interest Rate Risk
— Interest rate risk is the risk that prices of
debt securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations (a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes in general economic conditions, inflation, and monetary policies, such as certain types of interest rate changes by the Federal Reserve, could affect interest rates and the value of some securities. During periods of low interest rates or when inflation rates are high or rising, the Portfolio may be subject to a greater risk of rising interest rates.
Investing-in-Funds Risk
— Each of the Thrivent Aggressive
Allocation Portfolio, Thrivent Moderate Allocation Portfolio, Thrivent
Moderately Aggressive Allocation Portfolio and Thrivent Moderately
Conservative Allocation Portfolio (each, a “Thrivent Asset Allocation
Portfolio”) allocate their assets among certain other funds managed by the Adviser or an affiliate (“Affiliated Funds”). From time to time, one or more of the Affiliated Funds may experience relatively large investments or redemptions due to reallocations or rebalancings by the Thrivent Asset Allocation Portfolios or other investors.
These transactions may affect the Affiliated Funds since Affiliated
Funds that experience redemptions as a result of reallocations or rebalancings may have to sell Portfolio securities and since Affiliated
Funds that receive additional cash will have to invest such cash.
These effects may be particularly important when one or more of the
Thrivent Asset Allocation Portfolios owns a substantial portion of any
Affiliated Fund. While it is impossible to predict the overall impact of these transactions over time, the performance of an Affiliated Fund may be adversely affected if the Affiliated Fund is required to sell securities or invest cash at inopportune times. These transactions could also increase transaction costs and accelerate the realization of taxable income if sales of securities resulted in gains. Because the Thrivent Asset Allocation Portfolios may own substantial portions of some Affiliated Funds, a redemption or reallocation by a Thrivent
Asset Allocation Portfolio away from an Affiliated Fund could cause the Affiliated Fund’s expenses to increase.
Investment Adviser Risk
— The Portfolio is actively managed
and the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Portfolio invests. The assessment of potential Portfolio investments may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Portfolio’s investment objective.
Issuer Risk
— Issuer risk is the possibility that factors specific to an issuer to which the Portfolio is exposed will affect the market prices of the issuer’s securities and therefore the value of the Portfolio.
Large Cap Risk
— Large-sized companies may be unable to
respond quickly to new competitive challenges such as changes

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2023
(unaudited)

in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Large Shareholder Risk
— From time to time, shareholders
of a Portfolio (which may include institutional investors, financial intermediaries, or affiliated Portfolios) may make relatively large redemptions or purchases of shares. These transactions may cause a Portfolio to sell securities at disadvantageous prices or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on a Portfolio’s performance to the extent that a
Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or have adverse tax consequences for shareholders of the Portfolio by requiring a sale of portfolio securities. In addition, a large redemption could result in a Portfolio's current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio's expense ratio.
Leveraged Loan Risk
— Leveraged loans (also known as
bank loans) are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Portfolio to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. Also, some leveraged loans are known as “covenant lite” loans, which have contractual provisions that are more favorable to borrowers and provide less protection for lenders such as the Portfolio. As a result, the Portfolio could experience relatively greater difficulty or delays in enforcing its rights on its holdings of covenant lite loans than its holdings of loans with financial maintenance covenants, which may result in losses.
In the event of fraud or misrepresentation, the Portfolio may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.” The settlement period for some leveraged loans may be more than seven days.
LIBOR Risk
— The Portfolio may be exposed to financial instruments
that are tied to LIBOR (London Interbank Offered Rate) to determine payment obligations, financing terms or investment value. Such financial instruments may include bank loans, derivatives, floating rate securities, certain asset backed securities, and other assets or liabilities tied to LIBOR. In 2017, the head of the U.K. Financial
Conduct Authority announced a desire to phase out the use of
LIBOR by the end of 2021. As a result, market participants have begun transitioning away from LIBOR, but certain obstacles remain with regard to converting certain securities and transactions to a new benchmark or benchmarks. Although many LIBOR rates were
phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until
June 2023 in order to assist with the transition. On December 16,
2022, the Federal Reserve Board adopted a rule that would replace
LIBOR in certain financial contracts using benchmark rates based on the Secured Overnight Financing Rate (SOFR) after June 30,
2023. Various financial industry groups have been planning for the transition away from LIBOR, but there remains uncertainty regarding potential effects of the transition away from LIBOR on the Portfolio or its investments. Any additional regulatory or market changes that occur as a result of the transition away from LIBOR and the adoption of alternative reference rates may have an adverse impact on the value of the Portfolio's investments, performance or financial condition, and might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates.
Liquidity Risk
— Liquidity is the ability to sell a security relatively
quickly for a price that most closely reflects the actual value of the security. To the extent that dealers do not maintain inventories of bonds that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Portfolio may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk
— Over time, securities markets generally tend to
move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the
Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, natural disasters or similar events.
Mid Cap Risk
— Medium-sized companies often have greater
price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have
smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Money Market Fund Risk
— You could lose money by investing
in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do
so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2023
(unaudited)

agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.
Mortgage-Backed and Other Asset-Backed Securities Risk
— The value of mortgage-backed and asset-backed securities
will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-
related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-
backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.
This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.
Non-Diversified Risk
— The Portfolio is not “diversified” within
the meaning of the 1940 Act. That means the Portfolio may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Portfolio’s performance.
Other Funds Risk
— Because the Portfolio invests in other funds,
the performance of the Portfolio is dependent, in part, upon the performance of other funds in which the Portfolio may invest. As a result, the Portfolio is subject to the same risks as those faced by the other funds. In addition, other funds may be subject to additional fees and expenses that will be borne by the Portfolio.
Portfolio Turnover Rate Risk
— The Portfolio may engage in
active and frequent trading of portfolio securities in implementing its principal investment strategies. A high rate of portfolio turnover
(100% or more) involves correspondingly greater expenses which are borne by the Portfolio and its shareholders and may also result in short-term capital gains taxable to shareholders.
Preferred Securities Risk
— There are certain additional risks
associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer;
preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S.
Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.
Prepayment Risk
— When interest rates fall, certain obligations
will be paid off by the obligor more quickly than originally anticipated, and a Portfolio may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation)
as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment generally reduces the yield to maturity and the average life of the security.
Quantitative Investing Risk
— Securities selected according to
a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions relating to these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Portfolio’s portfolio. Among other risks, results generated by such models may be impaired by errors in human judgment, data imprecision, software or other technology systems malfunctions, or programming flaws. Such
models may not perform as expected or may underperform in
periods of market volatility.
Real Estate Industry Risk
— To the extent the Portfolio allocates
assets to companies in the real estate business, the Portfolio is subject to real estate industry risk. Declines in real estate values, changes in interest rates or economic downturns can have a
significant negative effect on companies in the real estate industry.
Other adverse changes could include, but are not limited to, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations.
Real Estate Investment Trust (“REIT”) Risk
— REITs generally
can be divided into three types: equity REITs, mortgage REITs, and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of, and income from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. The effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of real estate

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2023
(unaudited)

securities to decline during periods of rising interest rates, which would reduce the overall return of the Portfolio. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Portfolio will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Portfolio, in addition to bearing a proportionate share of the expenses of the Portfolio, you will also indirectly bear similar expenses of the REITs in which the Portfolio invests.
Redemption Risk
— The Portfolio may need to sell portfolio
securities to meet redemption requests. The Portfolio could
experience a loss when selling portfolio securities to meet
redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Portfolio shares,
(ii) a disruption in the normal operation of the markets in which the
Portfolio buys and sells portfolio securities or (iii) the inability of the Portfolio to sell portfolio securities because such securities are illiquid. In such events, the Portfolio could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders.
Regulatory Risk
— Legal, tax, and regulatory developments
may adversely affect the Portfolios. Securities and futures
markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and self-regulatory organizations, and exchanges, which are authorized to take extraordinary actions in the event of market emergencies. The regulatory environment for the Portfolios is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with the Portfolios’ interpretation of the application of certain regulations, may adversely affect the ability of a Portfolio to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Portfolio.
Repurchase Agreement Risk
— If the seller of a repurchase
agreement defaults or is otherwise unable to fulfill its obligations, the Portfolio may incur losses as a result of selling the underlying securities, enforcing its rights, or a decline in the value of collateral.
Sector Risk
— Companies with similar characteristics may be
grouped together in broad categories called sectors. From time to time, the Portfolio may have significant positions in one or more sectors of the market. To the extent the Portfolio invests more heavily in particular sectors than others, its performance may be more susceptible to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.
Small Cap Risk
— Smaller, less seasoned companies often have
greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Sovereign Debt Risk
— Sovereign debt securities are issued or
guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International
Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Technology-Oriented Companies Risk
— Common stocks
of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or
operations of such companies may become obsolete quickly. In addition, these companies may have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.
Value Investing Risk
— Value style investing includes the risk
that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Thrivent Series Fund, Inc.
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
AGGRESSIVE ALLOCATION PORTFOLIO
Period Ended 6/30/2023
(unaudited)
$ 15.45 $ 0.14 $ 1.65 $ 1.79 $ (0.31) $ (0.28)
Year Ended 12/31/2022 21.60 0.17 (4.05) (3.88) (0.15) (2.12)
Year Ended 12/31/2021 18.84 0.11 3.62 3.73 (0.17) (0.80)
Year Ended 12/31/2020 17.49 0.15 2.53 2.68 (0.20) (1.13)
Year Ended 12/31/2019 15.18 0.19 3.53 3.72 (0.23) (1.18)
Year Ended 12/31/2018 17.51 0.18 (1.19) (1.01) (0.12) (1.20)
ALL CAP PORTFOLIO
Period Ended 6/30/2023
(unaudited)
13.11 0.07 1.81 1.88 (0.14) (0.06)
Year Ended 12/31/2022 19.82 0.14 (3.76) (3.62) (0.10) (2.99)
Year Ended 12/31/2021 16.51 0.10 3.81 3.91 (0.07) (0.53)
Year Ended 12/31/2020 16.45 0.09 2.97 3.06 (0.12) (2.88)
Year Ended 12/31/2019 13.24 0.13 3.81 3.94 (0.10) (0.63)
Year Ended 12/31/2018 15.54 0.10 (1.54) (1.44) (0.08) (0.78)
BALANCED INCOME PLUS PORTFOLIO
Period Ended 6/30/2023
(unaudited)
13.36 0.23 0.66 0.89 (0.38) –
Year Ended 12/31/2022 17.28 0.39 (2.76) (2.37) (0.32) (1.23)
Year Ended 12/31/2021 15.91 0.32 1.63 1.95 (0.39) (0.19)
Year Ended 12/31/2020 15.11 0.39 0.91 1.30 (0.42) (0.08)
Year Ended 12/31/2019 14.07 0.40 1.93 2.33 (0.45) (0.84)
Year Ended 12/31/2018 15.37 0.43 (1.15) (0.72) (0.38) (0.20)
DIVERSIFIED INCOME PLUS PORTFOLIO
Period Ended 6/30/2023
(unaudited)
7.06 0.17 0.19 0.36 (0.28) –
Year Ended 12/31/2022 8.88 0.27 (1.36) (1.09) (0.24) (0.49)
Year Ended 12/31/2021 8.56 0.22 0.37 0.59 (0.27) 0.00
Year Ended 12/31/2020 8.31 0.25 0.33 0.58 (0.28) (0.05)
Year Ended 12/31/2019 7.76 0.26 0.79 1.05 (0.30) (0.20)
Year Ended 12/31/2018 8.23 0.28 (0.50) (0.22) (0.25) –
EMERGING MARKETS EQUITY PORTFOLIO
Period Ended 6/30/2023
(unaudited)
12.39 0.15 0.39 0.54 (0.39) –
Year Ended 12/31/2022 17.09 0.10 (4.52) (4.42) (0.11) (0.17)
Year Ended 12/31/2021 17.97 0.14 (0.99) (0.85) (0.03) –
Year Ended 12/31/2020 14.47 0.05 3.76 3.81 (0.31) –
Year Ended 12/31/2019 12.13 0.29 2.15 2.44 (0.10) –
Year Ended 12/31/2018 14.44 0.11 (2.25) (2.14) (0.17) –
ESG INDEX PORTFOLIO
Period Ended 6/30/2023
(unaudited)
12.60 0.09 2.16 2.25 (0.15) –
Year Ended 12/31/2022 16.53 0.13 (3.72) (3.59) (0.08) (0.26)
Year Ended 12/31/2021 12.70 0.09 3.80 3.89 – (0.06)
Year Ended 12/31/2020
(d)
10.00 0.09 2.86 2.95 (0.09) (0.16)
(a)
The amount shown may not correlate with the change in aggregate gains an d losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d)
Since inception, April 29, 2020.
*
All per share amounts have been rounded to the nearest cent.
**
Computed on an annualized basis for periods less than one year.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
(c)
$ (0.59) $ 16.65 11.61% $ 1,956.0 0.57% 1.72% 0.74% 1.55% 17%
(2.27) 15.45 (17.92)% 1,769.1 0.57% 1.05% 0.73% 0.88% 52%
(0.97) 21.60 20.20% 2,144.1 0.57% 0.58% 0.73% 0.41% 52%
(1.33) 18.84 17.14% 1,771.1 0.58% 0.94% 0.74% 0.78% 60%
(1.41) 17.49 25.34% 1,553.6 0.57% 1.18% 0.74% 1.01% 60%
(1.32) 15.18 (6.46)% 1,258.3 0.55% 1.09% 0.74% 0.90% 58%
(0.20) 14.79 14.36% 159.6 0.67% 0.98% 0.67% 0.98% 47%
(3.09) 13.11 (18.21)% 142.9 0.66% 0.99% 0.66% 0.99% 44%
(0.60) 19.82 24.11% 177.7 0.65% 0.53% 0.65% 0.53% 62%
(3.00) 16.51 23.17% 141.1 0.68% 0.61% 0.68% 0.61% 59%
(0.73) 16.45 30.27% 120.7 0.74% 0.81% 0.74% 0.81% 128%
(0.86) 13.24 (9.89)% 96.9 0.79% 0.67% 0.79% 0.67% 53%
(0.38) 13.87 6.69% 414.6 0.64% 3.12% 0.64% 3.12% 37%
(1.55) 13.36 (13.77)% 405.0 0.63% 2.57% 0.63% 2.57% 191%
(0.58) 17.28 12.44% 507.1 0.62% 1.93% 0.62% 1.93% 165%
(0.50) 15.91 9.11% 454.6 0.65% 2.55% 0.65% 2.55% 97%
(1.29) 15.11 17.11% 445.2 0.64% 2.77% 0.64% 2.77% 109%
(0.58) 14.07 (4.87)% 385.9 0.64% 2.89% 0.64% 2.89% 147%
(0.28) 7.14 5.19% 681.5 0.47% 4.25% 0.47% 4.25% 43%
(0.73) 7.06 (12.38)% 689.6 0.46% 3.31% 0.46% 3.31% 263%
(0.27) 8.88 6.87% 877.3 0.45% 2.53% 0.45% 2.53% 269%
(0.33) 8.56 7.37% 839.3 0.46% 3.08% 0.46% 3.08% 154%
(0.50) 8.31 13.73% 819.3 0.46% 3.41% 0.46% 3.41% 157%
(0.25) 7.76 (2.70)% 686.2 0.46% 3.60% 0.46% 3.60% 155%
(0.39) 12.54 4.30% 67.4 0.89% 2.10% 1.33% 1.66% 97%
(0.28) 12.39 (25.91)% 67.6 1.20% 0.71% 1.29% 0.61% 31%
(0.03) 17.09 (4.73)% 97.1 1.20% 0.73% 1.20% 0.73% 33%
(0.31) 17.97 27.19% 103.3 1.20% 0.29% 1.25% 0.24% 29%
(0.10) 14.47 20.15% 92.4 1.20% 2.03% 1.32% 1.91% 21%
(0.17) 12.13 (14.88)% 83.8 1.23% 0.89% 1.28% 0.83% 19%
(0.15) 14.70 17.84% 40.5 0.36% 1.28% 0.63% 1.01% 9%
(0.34) 12.60 (21.83)% 35.1 0.38% 1.17% 0.65% 0.90% 49%
(0.06) 16.53 30.78% 34.5 0.38% 0.98% 0.92% 0.44% 98%
(0.25) 12.70 29.48% 7.5 0.38% 1.21% 2.48% (0.89)% 124%

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
GLOBAL STOCK PORTFOLIO
Period Ended 6/30/2023
(unaudited)
$ 11.39 $ 0.14 $ 1.39 $ 1.53 $ (0.16) $ –
Year Ended 12/31/2022 16.39 0.18 (3.29) (3.11) (0.15) (1.74)
Year Ended 12/31/2021 14.15 0.13 2.76 2.89 (0.14) (0.51)
Year Ended 12/31/2020 13.98 0.13 1.64 1.77 (0.23) (1.37)
Year Ended 12/31/2019 12.26 0.22 2.51 2.73 (0.20) (0.81)
Year Ended 12/31/2018 14.37 0.21 (1.29) (1.08) (0.18) (0.85)
GOVERNMENT BOND PORTFOLIO
Period Ended 6/30/2023
(unaudited)
9.77 0.15 (0.01) 0.14 (0.15) –
Year Ended 12/31/2022 11.15 0.22 (1.38) (1.16) (0.22) –
Year Ended 12/31/2021 11.71 0.15 (0.32) (0.17) (0.15) (0.24)
Year Ended 12/31/2020 11.09 0.17 0.62 0.79 (0.17) –
Year Ended 12/31/2019 10.71 0.24 0.38 0.62 (0.24) –
Year Ended 12/31/2018 10.95 0.26 (0.24) 0.02 (0.26) –
HEALTHCARE PORTFOLIO
Period Ended 6/30/2023
(unaudited)
25.34 0.09 0.25 0.34 (0.14) (0.34)
Year Ended 12/31/2022 30.19 0.13 (1.96) (1.83) (0.07) (2.95)
Year Ended 12/31/2021 28.23 0.07 3.46 3.53 (0.09) (1.48)
Year Ended 12/31/2020 24.05 0.07 4.41 4.48 (0.11) (0.19)
Year Ended 12/31/2019 19.19 0.09 4.86 4.95 (0.09) 0.00
Year Ended 12/31/2018 17.88 0.09 1.40 1.49 (0.18) –
HIGH YIELD PORTFOLIO
Period Ended 6/30/2023
(unaudited)
3.96 0.12 0.07 0.19 (0.12) –
Year Ended 12/31/2022 4.65 0.22 (0.68) (0.46) (0.23) –
Year Ended 12/31/2021 4.67 0.21 (0.02) 0.19 (0.21) –
Year Ended 12/31/2020 4.79 0.23 (0.11) 0.12 (0.24) –
Year Ended 12/31/2019 4.43 0.26 0.36 0.62 (0.26) –
Year Ended 12/31/2018 4.86 0.27 (0.43) (0.16) (0.27) –
INCOME PORTFOLIO
Period Ended 6/30/2023
(unaudited)
8.45 0.17 0.15 0.32 (0.17) –
Year Ended 12/31/2022 10.76 0.31 (2.00) (1.69) (0.32) (0.30)
Year Ended 12/31/2021 11.44 0.31 (0.37) (0.06) (0.30) (0.32)
Year Ended 12/31/2020 10.60 0.33 0.88 1.21 (0.32) (0.05)
Year Ended 12/31/2019 9.65 0.35 0.95 1.30 (0.35) –
Year Ended 12/31/2018 10.33 0.36 (0.60) (0.24) (0.36) (0.08)
INTERNATIONAL ALLOCATION PORTFOLIO
Period Ended 6/30/2023
(unaudited)
8.24 0.20 0.71 0.91 (0.24) –
Year Ended 12/31/2022 11.42 0.21 (2.32) (2.11) (0.26) (0.81)
Year Ended 12/31/2021 10.13 0.20 1.26 1.46 (0.17) –
Year Ended 12/31/2020 10.26 0.16 0.16 0.32 (0.30) (0.15)
Year Ended 12/31/2019 8.79 0.23 1.55 1.78 (0.23) (0.08)
Year Ended 12/31/2018 11.02 0.25 (1.88) (1.63) (0.29) (0.31)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
All per share amounts have been rounded to the nearest cent.
**
Computed on an annualized basis for periods less than one year.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
(c)
$ (0.16) $ 12.76 13.43% $ 1,420.0 0.62% 2.26% 0.62% 2.26% 31%
(1.89) 11.39 (18.97)% 1,262.1 0.62% 1.43% 0.62% 1.43% 62%
(0.65) 16.39 20.71% 1,578.0 0.61% 0.82% 0.61% 0.82% 55%
(1.60) 14.15 15.21% 1,322.0 0.64% 1.02% 0.64% 1.02% 64%
(1.01) 13.98 22.95% 1,183.2 0.64% 1.65% 0.64% 1.65% 76%
(1.03) 12.26 (8.33)% 983.5 0.64% 1.51% 0.64% 1.51% 55%
(0.15) 9.76 1.38% 168.0 0.46% 2.97% 0.46% 2.97% 95%
(0.22) 9.77 (10.37)% 168.3 0.45% 2.17% 0.45% 2.17% 302%
(0.39) 11.15 (1.52)% 208.9 0.44% 1.33% 0.44% 1.33% 326%
(0.17) 11.71 7.22% 240.0 0.44% 1.47% 0.44% 1.47% 252%
(0.24) 11.09 5.86% 183.1 0.46% 2.18% 0.46% 2.18% 354%
(0.26) 10.71 0.18% 179.6 0.45% 2.41% 0.45% 2.41% 388%
(0.48) 25.20 1.33% 283.1 0.80% 0.70% 0.90% 0.60% 54%
(3.02) 25.34 (5.54)% 290.9 0.84% 0.50% 0.89% 0.45% 38%
(1.57) 30.19 12.77% 320.1 0.84% 0.26% 0.89% 0.21% 48%
(0.30) 28.23 18.80% 284.5 0.86% 0.28% 0.91% 0.23% 23%
(0.09) 24.05 25.85% 245.2 0.87% 0.40% 0.93% 0.34% 44%
(0.18) 19.19 8.32% 204.3 0.87% 0.45% 0.93% 0.39% 33%
(0.12) 4.03 4.86% 761.5 0.44% 5.83% 0.44% 5.83% 14%
(0.23) 3.96 (10.21)% 727.6 0.44% 5.32% 0.44% 5.32% 45%
(0.21) 4.65 4.40% 884.3 0.44% 4.56% 0.44% 4.56% 69%
(0.24) 4.67 2.76% 898.5 0.44% 5.22% 0.44% 5.22% 62%
(0.26) 4.79 14.34% 890.1 0.44% 5.54% 0.44% 5.54% 48%
(0.27) 4.43 (3.39)% 796.3 0.44% 5.77% 0.44% 5.77% 36%
(0.17) 8.60 3.89% 1,311.2 0.43% 4.06% 0.43% 4.06% 21%
(0.62) 8.45 (15.85)% 1,256.9 0.43% 3.42% 0.43% 3.42% 33%
(0.62) 10.76 (0.46)% 1,748.3 0.43% 2.80% 0.43% 2.80% 56%
(0.37) 11.44 11.71% 1,975.0 0.43% 2.99% 0.43% 2.99% 96%
(0.35) 10.60 13.60% 1,665.8 0.43% 3.36% 0.43% 3.36% 101%
(0.44) 9.65 (2.33)% 1,460.4 0.44% 3.66% 0.44% 3.66% 108%
(0.24) 8.91 10.92% 1,351.9 0.72% 3.50% 0.74% 3.47% 46%
(1.07) 8.24 (18.35)% 1,509.4 0.74% 2.33% 0.74% 2.33% 88%
(0.17) 11.42 14.46% 1,879.5 0.72% 1.67% 0.72% 1.67% 117%
(0.45) 10.13 3.99% 1,823.6 0.74% 1.50% 0.74% 1.50% 113%
(0.31) 10.26 20.48% 1,922.2 0.77% 2.40% 0.77% 2.40% 106%
(0.60) 8.79 (15.39)% 1,622.7 0.86% 2.35% 0.86% 2.35% 75%

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
INTERNATIONAL INDEX PORTFOLIO
Period Ended 6/30/2023
(unaudited)
$ 11.52 $ 0.22 $ 1.15 $ 1.37 $ (0.26) $ –
Year Ended 12/31/2022 13.91 0.29 (2.33) (2.04) (0.31) (0.04)
Year Ended 12/31/2021 12.66 0.28 1.09 1.37 (0.03) (0.09)
Year Ended 12/31/2020
(d)
10.00 0.12 2.80 2.92 (0.14) (0.12)
LARGE CAP GROWTH PORTFOLIO
Period Ended 6/30/2023
(unaudited)
36.55 0.12 11.15 11.27 (0.09) (4.95)
Year Ended 12/31/2022 60.92 0.09 (20.28) (20.19) – (4.18)
Year Ended 12/31/2021 55.13 (0.03) 12.13 12.10 (0.08) (6.23)
Year Ended 12/31/2020 40.92 0.07 16.99 17.06 (0.15) (2.70)
Year Ended 12/31/2019 34.75 0.15 10.75 10.90 0.00 (4.73)
Year Ended 12/31/2018 35.51 0.15 0.89 1.04 (0.15) (1.65)
LARGE CAP INDEX PORTFOLIO
Period Ended 6/30/2023
(unaudited)
51.56 0.42 8.21 8.63 (0.77) (0.32)
Year Ended 12/31/2022 64.75 0.79 (12.63) (11.84) (0.68) (0.67)
Year Ended 12/31/2021 51.38 0.71 13.74 14.45 (0.81) (0.27)
Year Ended 12/31/2020 44.32 0.83 7.04 7.87 (0.70) (0.11)
Year Ended 12/31/2019 34.52 0.71 9.94 10.65 (0.63) (0.22)
Year Ended 12/31/2018 36.96 0.63 (2.28) (1.65) (0.55) (0.24)
LARGE CAP VALUE PORTFOLIO
Period Ended 6/30/2023
(unaudited)
20.88 0.21 0.83 1.04 (0.37) (1.09)
Year Ended 12/31/2022 24.15 0.40 (1.63) (1.23) (0.30) (1.74)
Year Ended 12/31/2021 19.18 0.33 5.71 6.04 (0.27) (0.80)
Year Ended 12/31/2020 19.19 0.30 0.40 0.70 (0.33) (0.38)
Year Ended 12/31/2019 16.42 0.34 3.56 3.90 (0.29) (0.84)
Year Ended 12/31/2018 18.97 0.30 (1.87) (1.57) (0.25) (0.73)
LIMITED MATURITY BOND PORTFOLIO
Period Ended 6/30/2023
(unaudited)
9.33 0.14 0.06 0.20 (0.14) –
Year Ended 12/31/2022 9.98 0.19 (0.61) (0.42) (0.20) (0.03)
Year Ended 12/31/2021 10.10 0.16 (0.12) 0.04 (0.16) –
Year Ended 12/31/2020 9.92 0.21 0.18 0.39 (0.21) –
Year Ended 12/31/2019 9.72 0.26 0.20 0.46 (0.26) –
Year Ended 12/31/2018 9.87 0.24 (0.15) 0.09 (0.24) –
LOW VOLATILITY EQUITY PORTFOLIO
Period Ended 6/30/2023
(unaudited)
12.38 0.14 0.43 0.57 (0.17) –
Year Ended 12/31/2022 14.97 0.17 (1.78) (1.61) (0.16) (0.82)
Year Ended 12/31/2021 12.82 0.15 2.22 2.37 (0.22) –
Year Ended 12/31/2020 12.84 0.20 0.05 0.25 (0.17) (0.10)
Year Ended 12/31/2019 10.56 0.15 2.28 2.43 (0.13) (0.02)
Year Ended 12/31/2018 10.89 0.15 (0.46) (0.31) 0.00 (0.02)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d)
Since inception, April 29, 2020.
*
All per share amounts have been rounded to the nearest cent.
**
***
Computed on an annualized basis for periods less than one year.
Total return reflects net increase from payments from affiliates. Excluding this reimbursement, total return would have been (10.71)%.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
(c)
$ (0.26) $ 12.63 11.83% $ 176.9 0.42% 3.70% 0.42% 3.70% 1%
(0.35) 11.52 (14.56)% 153.8 0.45% 2.59% 0.45% 2.59% 3%
(0.12) 13.91 10.86% 170.3 0.45% 2.14% 0.45% 2.14% 2%
(0.26) 12.66 29.12% 140.7 0.46% 1.58% 0.48% 1.56% 31%
(5.04) 42.78 31.01% 2,258.9 0.43% 0.66% 0.43% 0.66% 28%
(4.18) 36.55 (33.64)% 1,751.8 0.43% 0.22% 0.43% 0.22% 63%
(6.31) 60.92 22.97% 2,775.9 0.43% (0.06)% 0.43% (0.06)% 34%
(2.85) 55.13 43.34% 2,439.1 0.43% 0.19% 0.43% 0.19% 60%
(4.73) 40.92 32.90% 1,486.4 0.44% 0.39% 0.44% 0.39% 58%
(1.80) 34.75 2.51% 1,181.8 0.43% 0.38% 0.43% 0.38% 65%
(1.09) 59.10 16.76% 1,597.2 0.23% 1.50% 0.23% 1.50% 1%
(1.35) 51.56 (18.30)% 1,391.8 0.23% 1.42% 0.23% 1.42% 2%
(1.08) 64.75 28.41% 1,731.4 0.23% 1.20% 0.23% 1.20% 3%
(0.81) 51.38 18.12% 1,383.6 0.23% 1.84% 0.23% 1.84% 4%
(0.85) 44.32 31.15% 1,227.3 0.24% 1.80% 0.24% 1.80% 3%
(0.79) 34.52 (4.61)% 931.4 0.24% 1.73% 0.24% 1.73% 4%
(1.46) 20.46 5.08% 2,567.8 0.63% 2.09% 0.63% 2.09% 13%
(2.04) 20.88 (4.68)% 2,474.9 0.63% 1.96% 0.63% 1.96% 21%
(1.07) 24.15 32.05% 2,512.1 0.63% 1.55% 0.63% 1.55% 22%
(0.71) 19.18 4.44% 1,839.1 0.63% 1.83% 0.63% 1.83% 34%
(1.13) 19.19 24.39% 1,767.4 0.63% 1.93% 0.63% 1.93% 18%
(0.98) 16.42 (8.69)% 1,427.2 0.63% 1.61% 0.63% 1.61% 23%
(0.14) 9.39 2.17% 796.6 0.45% 3.02% 0.45% 3.02% 34%
(0.23) 9.33 (4.18)% 803.3 0.44% 1.96% 0.44% 1.96% 37%
(0.16) 9.98 0.27% 1,017.6 0.44% 1.55% 0.44% 1.55% 155%
(0.21) 10.10 4.01% 1,145.0 0.44% 2.09% 0.44% 2.09% 156%
(0.26) 9.92 4.75% 949.2 0.44% 2.60% 0.44% 2.60% 101%
(0.24) 9.72 1.02% 901.2 0.44% 2.45% 0.44% 2.45% 66%
(0.17) 12.78 4.69% 53.3 0.90% 2.02% 0.94% 1.98% 43%
(0.98) 12.38 (10.67)%
***
53.7 0.90% 1.43% 0.93% 1.39% 80%
(0.22) 14.97 18.65% 56.2 0.87% 1.16% 0.94% 1.09% 77%
(0.27) 12.82 2.19% 46.0 0.80% 1.75% 0.97% 1.58% 70%
(0.15) 12.84 23.13% 43.1 0.80% 1.93% 1.16% 1.57% 53%
(0.02) 10.56 (2.90)% 21.9 0.80% 1.76% 1.48% 1.08% 52%

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
MID CAP GROWTH PORTFOLIO
Period Ended 6/30/2023
(unaudited)
$ 11.70 $ (0.02) $ 1.65 $ 1.63 $ – $ –
Year Ended 12/31/2022 16.51 (0.04) (4.67) (4.71) – (0.10)
Year Ended 12/31/2021 14.82 (0.07) 1.82 1.75 – (0.06)
Year Ended 12/31/2020
(d)
10.00 (0.02) 4.94 4.92 – (0.10)
MID CAP INDEX PORTFOLIO
Period Ended 6/30/2023
(unaudited)
18.94 0.14 1.49 1.63 (0.27) (0.70)
Year Ended 12/31/2022 24.50 0.27 (3.62) (3.35) (0.24) (1.97)
Year Ended 12/31/2021 20.13 0.24 4.65 4.89 (0.23) (0.29)
Year Ended 12/31/2020 18.57 0.22 2.06 2.28 (0.23) (0.49)
Year Ended 12/31/2019 15.92 0.23 3.76 3.99 (0.22) (1.12)
Year Ended 12/31/2018 18.99 0.22 (2.20) (1.98) (0.20) (0.89)
MID CAP STOCK PORTFOLIO
Period Ended 6/30/2023
(unaudited)
18.18 0.05 1.72 1.77 (0.08) (0.94)
Year Ended 12/31/2022 27.52 0.08 (5.16) (5.08) (0.08) (4.18)
Year Ended 12/31/2021 22.69 0.07 6.30 6.37 (0.06) (1.48)
Year Ended 12/31/2020 19.46 0.06 3.91 3.97 (0.09) (0.65)
Year Ended 12/31/2019 17.12 0.09 4.20 4.29 (0.12) (1.83)
Year Ended 12/31/2018 20.82 0.12 (2.18) (2.06) (0.07) (1.57)
MID CAP VALUE PORTFOLIO
Period Ended 6/30/2023
(unaudited)
15.73 0.13 0.77 0.90 (0.13) (0.15)
Year Ended 12/31/2022 16.65 0.16 (1.03) (0.87) – (0.05)
Year Ended 12/31/2021 13.08 0.07 3.96 4.03 (0.07) (0.39)
Year Ended 12/31/2020
(d)
10.00 0.08 3.21 3.29 (0.08) (0.13)
MODERATE ALLOCATION PORTFOLIO
Period Ended 6/30/2023
(unaudited)
12.98 0.19 1.01 1.20 (0.36) (0.01)
Year Ended 12/31/2022 17.18 0.25 (3.02) (2.77) (0.25) (1.18)
Year Ended 12/31/2021 16.18 0.20 1.80 2.00 (0.26) (0.74)
Year Ended 12/31/2020 15.20 0.26 1.67 1.93 (0.30) (0.65)
Year Ended 12/31/2019 13.66 0.30 2.20 2.50 (0.35) (0.61)
Year Ended 12/31/2018 15.07 0.31 (0.94) (0.63) (0.26) (0.52)
MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO
Period Ended 6/30/2023
(unaudited)
14.05 0.17 1.28 1.45 (0.38) (0.27)
Year Ended 12/31/2022 19.19 0.21 (3.55) (3.34) (0.21) (1.59)
Year Ended 12/31/2021 17.39 0.16 2.62 2.78 (0.23) (0.75)
Year Ended 12/31/2020 16.45 0.22 1.94 2.16 (0.27) (0.95)
Year Ended 12/31/2019 14.50 0.25 2.88 3.13 (0.30) (0.88)
Year Ended 12/31/2018 16.40 0.25 (1.15) (0.90) (0.21) (0.79)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d)
Since inception, April 29, 2020.
*
All per share amounts have been rounded to the nearest cent.
**
Computed on an annualized basis for periods less than one year.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
(c)
$ – $ 13.33 13.94% $ 72.4 0.85% (0.27)% 1.01% (0.44)% 18%
(0.10) 11.70 (28.52)% 55.5 0.85% (0.41)% 1.05% (0.62)% 35%
(0.06) 16.51 11.80% 56.9 0.85% (0.51)% 1.08% (0.74)% 51%
(0.10) 14.82 49.22% 29.7 0.85% (0.53)% 1.93% (1.61)% 39%
(0.97) 19.60 8.74% 607.7 0.25% 1.53% 0.25% 1.53% 8%
(2.21) 18.94 (13.25)% 558.3 0.25% 1.40% 0.25% 1.40% 14%
(0.52) 24.50 24.47% 654.6 0.24% 1.02% 0.24% 1.02% 18%
(0.72) 20.13 13.40% 545.1 0.25% 1.33% 0.25% 1.33% 19%
(1.34) 18.57 25.86% 494.6 0.26% 1.38% 0.26% 1.38% 17%
(1.09) 15.92 (11.28)% 379.4 0.26% 1.29% 0.26% 1.29% 19%
(1.02) 18.93 9.90% 2,253.3 0.66% 0.60% 0.66% 0.60% 19%
(4.26) 18.18 (17.96)% 2,050.5 0.66% 0.42% 0.66% 0.42% 30%
(1.54) 27.52 28.81% 2,629.7 0.65% 0.26% 0.65% 0.26% 41%
(0.74) 22.69 21.69% 2,260.2 0.66% 0.34% 0.66% 0.34% 44%
(1.95) 19.46 26.16% 1,921.5 0.66% 0.51% 0.66% 0.51% 34%
(1.64) 17.12 (10.96)% 1,550.3 0.67% 0.63% 0.67% 0.63% 31%
(0.28) 16.35 5.71% 53.4 0.90% 1.49% 1.04% 1.35% 27%
(0.05) 15.73 (5.23)% 53.2 0.90% 1.26% 1.09% 1.07% 29%
(0.46) 16.65 30.88% 30.3 0.90% 0.58% 1.42% 0.06% 29%
(0.21) 13.08 32.93% 6.2 0.90% 1.07% 3.42% (1.45)% 53%
(0.37) 13.81 9.26% 9,311.8 0.44% 2.56% 0.62% 2.37% 21%
(1.43) 12.98 (16.19)% 8,954.1 0.44% 1.66% 0.62% 1.48% 88%
(1.00) 17.18 12.69% 11,664.1 0.43% 1.18% 0.61% 0.99% 106%
(0.95) 16.18 13.57% 11,004.5 0.45% 1.68% 0.62% 1.52% 108%
(0.96) 15.20 18.75% 10,455.4 0.45% 1.95% 0.62% 1.78% 136%
(0.78) 13.66 (4.44)% 9,344.9 0.45% 2.05% 0.62% 1.88% 134%
(0.65) 14.85 10.42% 6,577.1 0.45% 2.19% 0.68% 1.96% 19%
(1.80) 14.05 (17.41)% 6,211.5 0.46% 1.34% 0.68% 1.11% 61%
(0.98) 19.19 16.35% 7,946.0 0.45% 0.86% 0.67% 0.64% 74%
(1.22) 17.39 14.41% 7,176.7 0.48% 1.37% 0.68% 1.17% 77%
(1.18) 16.45 22.11% 6,746.2 0.47% 1.57% 0.68% 1.37% 93%
(1.00) 14.50 (5.90)% 5,799.2 0.46% 1.58% 0.68% 1.36% 91%

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO
Period Ended 6/30/2023
(unaudited)
$ 11.70 $ 0.20 $ 0.54 $ 0.74 $ (0.35) $ –
Year Ended 12/31/2022 14.76 0.29 (2.45) (2.16) (0.28) (0.62)
Year Ended 12/31/2021 14.47 0.23 0.78 1.01 (0.27) (0.45)
Year Ended 12/31/2020 13.86 0.27 1.10 1.37 (0.32) (0.44)
Year Ended 12/31/2019 12.62 0.32 1.56 1.88 (0.35) (0.29)
Year Ended 12/31/2018 13.62 0.33 (0.76) (0.43) (0.28) (0.29)
MONEY MARKET PORTFOLIO
Period Ended 6/30/2023
(unaudited)
1.00 0.02 0.00 0.02 (0.02) –
Year Ended 12/31/2022 1.00 0.01 0.00 0.01 (0.01) –
Year Ended 12/31/2021 1.00 0.00 0.00 0.00 – –
Year Ended 12/31/2020 1.00 0.00 0.00 0.00 0.00 –
Year Ended 12/31/2019 1.00 0.02 0.00 0.02 (0.02) –
Year Ended 12/31/2018 1.00 0.01 0.00 0.01 (0.01) –
MULTIDIMENSIONAL INCOME PORTFOLIO
Period Ended 6/30/2023
(unaudited)
9.19 0.25 0.02 0.27 (0.47) –
Year Ended 12/31/2022 10.89 0.37 (1.82) (1.45) (0.23) (0.02)
Year Ended 12/31/2021 10.58 0.18 0.43 0.61 (0.30) –
Year Ended 12/31/2020 10.00 0.37 0.21 0.58 – –
Year Ended 12/31/2019 9.03 0.35 1.02 1.37 (0.36) –
Year Ended 12/31/2018 10.08 0.44 (0.98) (0.54) (0.46) (0.03)
OPPORTUNITY INCOME PLUS PORTFOLIO
Period Ended 6/30/2023
(unaudited)
8.66 0.21 0.10 0.31 (0.21) –
Year Ended 12/31/2022 10.08 0.36 (1.41) (1.05) (0.37) –
Year Ended 12/31/2021 10.20 0.30 (0.12) 0.18 (0.30) –
Year Ended 12/31/2020 10.10 0.33 0.10 0.43 (0.33) –
Year Ended 12/31/2019 9.69 0.40 0.41 0.81 (0.40) –
Year Ended 12/31/2018 10.20 0.40 (0.50) (0.10) (0.41) –
REAL ESTATE SECURITIES PORTFOLIO
Period Ended 6/30/2023
(unaudited)
26.16 0.40 0.30 0.70 (0.56) (0.90)
Year Ended 12/31/2022 36.42 0.56 (9.80) (9.24) (0.35) (0.67)
Year Ended 12/31/2021 25.98 0.36 10.51 10.87 (0.43) –
Year Ended 12/31/2020 28.03 0.43 (1.98) (1.55) (0.50) –
Year Ended 12/31/2019 22.39 0.51 5.71 6.22 (0.58) –
Year Ended 12/31/2018 24.20 0.59 (1.84) (1.25) (0.48) (0.08)
SMALL CAP GROWTH PORTFOLIO
Period Ended 6/30/2023
(unaudited)
13.96 (0.02) 1.07 1.05 – –
Year Ended 12/31/2022 19.79 (0.05) (4.54) (4.59) – (1.24)
Year Ended 12/31/2021 18.14 (0.10) 2.25 2.15 – (0.50)
Year Ended 12/31/2020 11.68 (0.04) 6.50 6.46 – –
Year Ended 12/31/2019 9.09 (0.03) 2.62 2.59 – –
Year Ended 12/31/2018
(d)
10.00 (0.01) (0.88) (0.89) – (0.02)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d)
Since inception, April 27, 2018.
*
All per share amounts have been rounded to the nearest cent.
**
Computed on an annualized basis for periods less than one year.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average
Net Assets Before
Expenses Waived,
Credited or Acquired
Fund Fees and
Expenses**
Return of
Capital
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net
Investment
Income/
(Loss)
*
**
Portfolio
Turnover
Rate
(c)
$ – $ (0.35) $ 12.09 6.36% $ 4,352.5 0.45% 2.98% 0.59% 2.84% 23%
– (0.90) 11.70 (14.73)% 4,362.8 0.45% 2.15% 0.59% 2.01% 128%
– (0.72) 14.76 7.20% 5,693.3 0.45% 1.53% 0.58% 1.39% 148%
– (0.76) 14.47 10.34% 5,656.5 0.46% 1.93% 0.59% 1.80% 149%
– (0.64) 13.86 15.18% 5,313.3 0.46% 2.31% 0.59% 2.18% 179%
– (0.57) 12.62 (3.30)% 4,813.2 0.46% 2.44% 0.59% 2.31% 180%
– (0.02) 1.00 2.27% 373.4 0.31% 4.52% 0.31% 4.52% N/A
– (0.01) 1.00 1.36% 339.2 0.32% 1.52% 0.32% 1.52% N/A
– – 1.00 0.00% 235.0 0.09% 0.00% 0.42% (0.33)% N/A
– 0.00 1.00 0.29% 312.3 0.29% 0.23% 0.42% 0.10% N/A
– (0.02) 1.00 1.83% 199.1 0.45% 1.81% 0.45% 1.81% N/A
– (0.01) 1.00 1.48% 178.0 0.46% 1.47% 0.46% 1.47% N/A
– (0.47) 8.99 3.03% 52.2 0.80% 4.47% 0.93% 4.35% 58%
– (0.25) 9.19 (13.34)% 56.3 0.80% 4.13% 0.86% 4.06% 57%
– (0.30) 10.89 5.77% 57.6 0.87% 3.39% 0.98% 3.28% 43%
– – 10.58 5.85% 28.0 0.95% 3.96% 1.21% 3.70% 63%
(0.04) (0.40) 10.00 15.09% 25.9 0.95% 3.99% 1.42% 3.52% 106%
(0.02) (0.51) 9.03 (5.38)% 18.0 0.95% 4.29% 1.41% 3.83% 103%
– (0.21) 8.76 3.66% 174.3 0.66% 4.76% 0.66% 4.76% 26%
– (0.37) 8.66 (10.49)% 184.4 0.64% 3.96% 0.64% 3.96% 160%
– (0.30) 10.08 1.80% 235.3 0.61% 2.91% 0.61% 2.91% 223%
– (0.33) 10.20 4.38% 238.2 0.61% 3.32% 0.61% 3.32% 171%
– (0.40) 10.10 8.53% 221.2 0.63% 3.99% 0.63% 3.99% 195%
– (0.41) 9.69 (1.03)% 172.8 0.63% 4.05% 0.63% 4.05% 186%
– (1.46) 25.40 2.75% 159.0 0.86% 2.91% 0.86% 2.91% 49%
– (1.02) 26.16 (25.60)% 161.4 0.85% 1.79% 0.85% 1.79% 13%
– (0.43) 36.42 42.11% 231.4 0.84% 1.10% 0.84% 1.10% 17%
– (0.50) 25.98 (5.35)% 170.6 0.85% 1.60% 0.85% 1.60% 16%
– (0.58) 28.03 27.94% 198.3 0.85% 1.86% 0.85% 1.86% 23%
– (0.56) 22.39 (5.30)% 159.9 0.85% 2.37% 0.85% 2.37% 35%
– – 15.01 7.57% 111.0 0.94% (0.33)% 0.98% (0.36)% 24%
– (1.24) 13.96 (22.91)% 92.7 0.94% (0.41)% 0.99% (0.46)% 47%
– (0.50) 19.79 11.94% 104.2 0.94% (0.58)% 0.97% (0.61)% 49%
– – 18.14 55.38% 70.8 0.95% (0.43)% 1.22% (0.70)% 53%
– – 11.68 28.41% 22.2 0.97% (0.34)% 1.72% (1.09)% 51%
– (0.02) 9.09 (8.87)% 10.3 0.97% (0.32)% 2.96% (2.31)% 27%

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
SMALL CAP INDEX PORTFOLIO
Period Ended 6/30/2023
(unaudited)
$ 18.18 $ 0.14 $ 0.93 $ 1.07 $ (0.22) $ (0.50)
Year Ended 12/31/2022 24.12 0.22 (4.16) (3.94) (0.25) (1.75)
Year Ended 12/31/2021 19.36 0.25 4.87 5.12 (0.19) (0.17)
Year Ended 12/31/2020 18.49 0.18 1.56 1.74 (0.19) (0.68)
Year Ended 12/31/2019 16.54 0.19 3.34 3.53 (0.19) (1.39)
Year Ended 12/31/2018 19.20 0.20 (1.65) (1.45) (0.19) (1.02)
SMALL CAP STOCK PORTFOLIO
Period Ended 6/30/2023
(unaudited)
18.26 0.06 0.87 0.93 (0.11) (2.45)
Year Ended 12/31/2022 25.14 0.16 (2.92) (2.76) (0.07) (4.05)
Year Ended 12/31/2021 20.93 0.08 5.06 5.14 (0.19) (0.74)
Year Ended 12/31/2020 19.50 0.09 3.42 3.51 (0.12) (1.96)
Year Ended 12/31/2019 17.35 0.12 4.47 4.59 (0.08) (2.36)
Year Ended 12/31/2018 21.01 0.09 (1.94) (1.85) (0.09) (1.72)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
All per share amounts have been rounded to the nearest cent.
**
Computed on an annualized basis for periods less than one year.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
(c)
$ (0.72) $ 18.53 5.91% $ 960.0 0.24% 1.54% 0.24% 1.54% 14%
(2.00) 18.18 (16.30)% 908.9 0.24% 1.29% 0.24% 1.29% 27%
(0.36) 24.12 26.50% 894.3 0.24% 1.07% 0.24% 1.07% 23%
(0.87) 19.36 11.11% 729.7 0.25% 1.24% 0.25% 1.24% 26%
(1.58) 18.49 22.49% 640.5 0.25% 1.22% 0.25% 1.22% 30%
(1.21) 16.54 (8.65)% 484.2 0.25% 1.13% 0.25% 1.13% 23%
(2.56) 16.63 5.37% 926.9 0.70% 0.65% 0.70% 0.65% 26%
(4.12) 18.26 (10.46)% 865.3 0.70% 0.73% 0.70% 0.73% 44%
(0.93) 25.14 24.77% 954.3 0.70% 0.32% 0.70% 0.32% 43%
(2.08) 20.93 22.69% 755.3 0.71% 0.58% 0.71% 0.58% 69%
(2.44) 19.50 27.77% 636.0 0.72% 0.68% 0.72% 0.68% 53%
(1.81) 17.35 (10.13)% 510.9 0.71% 0.40% 0.71% 0.40% 58%

Additional Information
(unaudited)
Proxy Voting
The policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities are attached to the
Fund’s Statement of Additional Information, which you can review at ThriventPortfolios.com. You may request a free copy of the Statement of Additional Information by calling 800-847-4836. In addition, you may review the report of how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by visiting the Variable Annuity Reference Center, the Variable
Universal Life Reference Center, or the Thrivent AdvisorFlex Variable Annuity Reference Center at Thrivent.com or SEC.gov where it is filed on form N-PX.
Quarterly Schedule of Portfolio Holdings
The Fund files its Schedule of Investments on Form N-PORT with the SEC, Part F of each Portfolio’s N-PORT filing for the first and third fiscal quarters will include the complete schedule of investments. The Fund’s most recent Schedule of Investments can be found at SEC.
gov.
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Portfolios other than Thrivent Money Market Portfolio have adopted and implemented a liquidity risk management program (the “Liquidity Program”) designed to assess and manage each Portfolio’s liquidity risk (defined by the
U.S. Securities and Exchange Commission as the risk that a Portfolio could not meet shareholder redemption requests without significant dilution of remaining investors’ interests in the Portfolio). The Board, including a majority of the independent Directors, designated Thrivent
Financial for Lutherans (“TFL”), the Portfolios’ investment adviser, as the liquidity risk management program administrator (the “Program
Administrator”). The Program Administrator has delegated oversight of the Liquidity Program to the Liquidity Risk Management Committee
(the “LRM Committee”). The LRM Committee is comprised of representatives of TFL.
The Liquidity Program with respect to the Portfolios is comprised of various components designed to support the assessment and/
or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of each Portfolio’s liquidity risk based on a variety of factors; (2) the periodic classification (no less frequently than monthly) of a Portfolio’s investments into one of four liquidity categories based on the number of days in which the Portfolio reasonably expects the investment to be convertible to cash (or sold or disposed of, in the case of less liquid or illiquid investments) under current market conditions without significantly changing the market value of the investment and taking into account the affect of trading varying portions of the investment in sizes that the Portfolio would reasonably anticipate trading; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for any Portfolio that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Portfolio’s assets that will generally be invested in highly liquid investments; and (5) periodic reporting to the Board.
Among other things, Rule 22e-4 requires that a written report (the “Report”) be provided to the Board on an annual basis that addresses the operation of the Liquidity Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquidity Investment Minimum (“HLIM”) established for a Portfolio and any material changes to the Liquidity Program. At a meeting of the Board on February 21-22, 2023, the LRM Committee, on behalf of the Program Administrator, provided the Report to the
Board for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”). The Report summarized the operation of the Liquidity Program and the information and factors considered by the LRM Committee in assessing whether the Liquidity Program has been adequately and effectively implemented for each Portfolio. The Report discussed, among other things: (1) the framework used to assess, manage, and periodically review each Portfolio’s liquidity risk during normal and stressed periods and the results of the annual assessment; (2) the methodologies used to classify investments into one of four liquidity categories, including a review of LRM Committee-
approved overrides of vendor classifications; (3) whether any Portfolio invested more than 15% of its assets in “illiquid investments” (as defined under Rule 22e-4); and (4) the LRM Committee’s oversight of vendors used by the Liquidity Program, including assessment of the vendors’ classification methodologies used in determining preliminary liquidity classifications. The Liquidity Program was updated during the Reporting Period to include liquidity assessments applicable to exchange-traded funds. There were no other material changes to the
Liquidity Program during the Reporting Period. The Report also noted that no Portfolio was required to determine a minimum percentage of its net assets that must be invested in highly liquid investments (an “HLIM” under the Liquidity Program). The Report concluded that the
Liquidity Program operated effectively during the Reporting Period and that the LRM Committee had no recommended material changes based on its annual assessment of the Liquidity Program.

Additional Information
(unaudited)
There can be no assurance that the Liquidity Program will achieve its objectives under all circumstances in the future. Please refer to the
Portfolios’ prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks to which it may be subject.

PRSRT STD
US POSTAGE
PAID
Thrivent
Financial
4321 N. Ballard Rd.
Appleton, WI 54919-0001
23572SAR R8-23
The distributor for Thrivent Series Fund, Inc. is Thrivent Distributors, LLC, a registered broker-dealer, member FINRA / SIPC and subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.
Go paperless
Thrivent Series Fund, Inc. annual and semi-annual shareholder reports are made available on
thriventportfolios.com/prospectus, and we will notify you by mail each time a report is posted. You may also manage your delivery preferences and sign up for email notifications of reports by logging into your account.
If you purchased shares through Thrivent:
If you are currently enrolled in paperless delivery and want to receive paper copies of a shareholder report for Thrivent Series Fund, Inc. in the future, you may either write to us at 4321 North Ballard Road,
Appleton, WI, 54919-0001, call us at 800-847-4836, or log into your account. We will begin to send paper copies of shareholder reports within 30 days of when we receive your request.
If you purchased shares from a firm other than Thrivent:
If you are currently enrolled in paperless delivery and want to receive paper copies of a shareholder report for Thrivent Series Fund, Inc. in the future, contact your financial professional.

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